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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

                           RUSSELL INVESTMENT COMPANY
               (Exact name of registrant as specified in charter)
                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                      GREGORY J. LYONS, ASSISTANT SECRETARY
                           RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                                  253-439-2406
                           --------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  253-572-9500
Date of fiscal year end:   OCTOBER 31
Date of reporting period:  November 1, 2006 to April 30, 2007

This Amendment to Form N-CSR is being filed solely to include some new Funds and Classes that were inadvertently omitted from the Series and Classes Summary in the submission header. The N-CSR was originally filed on Thursday June 28, 2007 (Accession number 0000950134-07-014357) These Funds and Classes were:

Series ID:  S000015554

Series Name:  Global Equity Fund

Class ID:  C000042374               Class Name:  Class S
Class ID:  C000042372               Class Name:  Class C
Class ID:  C000042373               Class Name:  Class E
Class ID:  C000042371               Class Name:  Class A

Series ID:  S000001595

Series Name:  Tax-Managed Global Equity Fund

Class ID:  C000004320               Class Name:  Class E


Series ID:  S000001568

Series Name:  Diversified Equity Fund

Class ID:  C000043463               Class Name:  Class A


Series ID:  S000001569

Series Name:  Emerging Markets Fund

Class ID:  C000043464               Class Name:  Class A


Series ID:  S000001579

Series Name:  Real Estate Securities Fund

Class ID:  C000043465               Class Name:  Class A


Series ID:  S000001590

Series Name:  Special Growth Fund

Class ID:  C000043466               Class Name:  Class A

Series ID:  S000001597

Series Name:  International Securities Fund

Class ID:  C000043467               Class Name:  Class A


Series ID:  S000001598

Series Name:  Multistrategy Bond Fund

Class ID:  C000043468               Class Name:  Class A


Series ID:  S000001600

Series Name:  Quantitative Equity Fund

Class ID:  C000043469               Class Name:  Class A


Series ID:  S000001601

Series Name:  Short Duration Bond Fund

Class ID:  C000043470               Class Name:  Class A

MONEY MARKET FUNDS

2007 Semiannual Report

CLASS A AND S SHARES:

MONEY MARKET FUND

CLASS S SHARES:

US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND

APRIL 30, 2007

                                                                  (RUSSELL LOGO)

Russell Investment Company

Russell Investment Company is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on three of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                           Russell Investment Company

                               Money Market Funds

                               Semiannual Report

                           April 30, 2007 (Unaudited)

                               Table of Contents

                                                                            Page
Money Market Fund....................................................         3

US Government Money Market Fund......................................         8

Tax Free Money Market Fund...........................................        10

Notes to Schedules of Investments....................................        18

Statement of Assets and Liabilities..................................        19

Statement of Operations..............................................        20

Statements of Changes in Net Assets..................................        22

Financial Highlights.................................................        24

Notes to Financial Statements........................................        26

Basis for Approval of Investment Advisory Contracts..................        32

Shareholder Requests for Additional Information......................        35

Disclosure of Information about Fund Directors.......................        36

Manager, Money Managers and Service Providers........................        41

Russell Investment Company - Money Market Funds.

Copyright (c) Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company ("RIC"). RIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Russell Investment Management Company ("RIMCo"). Effective July 1, 2006 RIMCo changed its name from Frank Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,025.80      $     1,023.60
Expenses Paid During
Period*                       $         1.21      $         1.20

* Expenses are equal to the Fund's annualized expense ratio of 0.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,026.30      $     1,024.10
Expenses Paid During
Period*                       $         0.70      $         0.70

* Expenses are equal to the Fund's annualized expense ratio of 0.14% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                            Money Market Fund  3

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 37.7%
Barclays Bank PLC                                                   75,000       5.385          05/06/08            75,000
Bear Stearns Cos., Inc. (The) (E)                                  100,000       5.423          01/03/50           100,000
BNP Paribas (E)                                                     60,000       5.330          05/18/07            60,000
BNP Paribas (E)                                                     39,000       5.330          08/17/07            39,000
Caterpillar Financial Services Corp. (E)                            25,000       5.430          08/20/07            25,008
Goldman Sachs Group, Inc. (E)                                       75,000       5.460          05/11/07            75,003
Goldman Sachs Group, Inc. (E)                                       45,840       5.474          07/02/07            45,853
Goldman Sachs Group, Inc. (E)                                       15,000       5.445          09/14/07            15,000
HSBC Bank USA (E)                                                   20,000       5.420          09/21/07            20,008
HSBC Finance Corp. (E)                                              57,150       5.505          07/27/07            57,173
HSBC Finance Corp. (E)                                             100,000       5.390          10/04/07           100,032
Lehman Brothers Holdings, Inc. (E)                                 110,000       5.330          06/26/07           110,000
Lehman Brothers Holdings, Inc. (E)                                  19,000       5.380          04/02/08            19,008
Merrill Lynch & Co., Inc. (E)                                       18,000       5.325          05/29/07            18,000
Merrill Lynch & Co., Inc. (E)                                       40,000       5.385          06/15/07            40,003
Merrill Lynch & Co., Inc. (E)                                       36,000       5.470          08/27/07            36,014
Merrill Lynch & Co., Inc. (E)                                       36,000       5.485          10/19/07            36,026
Merrill Lynch & Co., Inc. (E)                                       55,000       5.300          04/18/08            55,000
Metropolitan Life Insurance Co. (E)                                100,000       5.426          10/15/07           100,000
Metropolitan Life Insurance Co. (E)                                 75,000       5.430          11/12/07            75,000
Metropolitan Life Global Funding (E)(A)                             72,628       5.420          10/05/07            72,657
Morgan Stanley (E)                                                  62,935       5.480          07/27/07            62,958
Morgan Stanley (E)                                                  93,361       5.484          01/18/08            93,461
Morgan Stanley (E)                                                  90,000       5.390          02/01/08            90,000
Morgan Stanley (E)                                                  25,000       5.380          03/07/08            25,016
New York Life Capital Corp. (E)                                     90,000       5.440          05/16/07            90,000
New York Life Capital Corp. (E)                                     50,000       5.440          11/16/07            50,000
Principal Life Income Funding (E)                                   30,800       5.310          11/15/07            30,796
Protective Life Insurance Co. (E)                                   50,000       5.510          02/23/08            50,000
Protective Life Secured Trust (E)                                   55,000       5.436          01/14/08            55,040
Royal Bank of Scotland PLC (E)                                      13,700       5.350          12/21/07            13,703
Societe Generale (NY) (E)                                           50,000       5.458          06/04/07            50,000
Tango Finance Corp. (E)                                             50,000       5.340          05/15/07            50,000
Tango Finance Corp. (E)                                             60,000       5.300          09/10/07            59,998
Wachovia Corp. (E)                                                   5,500       5.410          07/20/07             5,501
Wachovia Corp. (E)                                                  12,880       5.435          07/20/07            12,884
Westpac Banking Corp. (E)                                          100,000       5.420          05/25/07           100,006
                                                                                                              ------------

TOTAL CORPORATE BONDS AND NOTES (amortized cost $2,013,148)                                                      2,013,148
                                                                                                              ------------

REGISTERED INVESTMENT COMPANY FUNDS - 0.0%
Merrill Lynch Premier Institutional Fund                           361,495                                             361
Reserve Primary Fund Class Institutional                                43                                              --
                                                                                                              ------------

TOTAL REGISTERED INVESTMENT COMPANY FUNDS (amortized cost
$361)                                                                                                                  361
                                                                                                              ------------

DOMESTIC COMMERCIAL PAPER - 46.2%
BTM Capital Corp.                                                   30,000       5.280          05/15/07            29,938
BTM Capital Corp.                                                    3,000       5.280          05/17/07             2,993
BTM Capital Corp.                                                    9,000       5.280          05/22/07             8,972
BTM Capital Corp.                                                   30,000       5.280          06/11/07            29,820

 4  Money Market Fund

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
BTM Capital Corp.                                                   40,000       5.290          06/25/07            39,678
BTM Capital Corp.                                                   35,000       5.290          06/27/07            34,708
Central American Bank for Economic Integration                      20,000       5.255          05/29/07            19,918
Central American Bank for Economic Integration                      20,000       5.255          06/01/07            19,909
Citigroup Funding, Inc.                                             55,000       5.300          05/01/07            55,000
Citigroup Funding, Inc.                                            110,000       5.230          05/10/07           109,855
Citigroup Funding, Inc.                                             50,000       5.290          05/21/07            49,853
Co-Op Association of Tractor Dealers - Series B                     10,000       5.260          05/15/07             9,980
Co-Op Association of Tractor Dealers - Series B                      7,997       5.280          05/22/07             7,972
Co-Op Association of Tractor Dealers - Series B                      1,020       5.270          06/08/07             1,014
Co-Op Association of Tractor Dealers - Series B                      1,572       5.290          06/11/07             1,563
Co-Op Association of Tractor Dealers - Series B                     10,736       5.280          06/18/07            10,660
Co-Op Association of Tractor Dealers - Series B                     10,000       5.270          06/20/07             9,927
Co-Op Association of Tractor Dealers - Series B                      2,042       5.250          06/22/07             2,027
Co-Op Association of Tractor Dealers - Series B                     27,508       5.280          06/26/07            27,282
Co-Op Association of Tractor Dealers - Series B                     15,033       5.280          07/02/07            14,896
Co-Op Association of Tractor Dealers - Series B                     12,014       5.270          07/12/07            11,887
Co-Op Association of Tractor Dealers - Series B                     12,500       5.250          07/17/07            12,360
Co-Op Association of Tractor Dealers - Series B                      8,138       5.280          07/18/07             8,045
Co-Op Association of Tractor Dealers - Series B                      8,118       5.260          08/02/07             8,008
Co-Op Association of Tractor Dealers - Series B                      6,495       5.250          08/14/07             6,396
Co-Op Association of Tractor Dealers - Series B                      3,091       5.180          09/24/07             3,026
Dealers Capital Access Trust                                        10,450       5.280          05/04/07            10,445
Dealers Capital Access Trust                                         5,068       5.300          05/08/07             5,063
Dealers Capital Access Trust                                        18,000       5.260          05/11/07            17,974
Dealers Capital Access Trust                                         9,895       5.260          05/18/07             9,870
Dealers Capital Access Trust                                        26,000       5.260          05/25/07            25,909
Dealers Capital Access Trust                                        12,053       5.290          05/25/07            12,010
Dealers Capital Access Trust                                        13,000       5.260          06/08/07            12,928
Dealers Capital Access Trust                                         9,500       5.280          06/22/07             9,428
Dealers Capital Access Trust                                        14,000       5.270          06/29/07            13,879
Falcon Asset Securitization Co. LLC                                 76,201       5.270          05/03/07            76,179
Falcon Asset Securitization Co. LLC                                 75,000       5.280          05/24/07            74,747
General Electric Capital Corp.                                     100,000       5.220          05/01/07           100,000
Giro Balanced Funding Corp.                                        100,918       5.290          05/14/07           100,725
Giro Balanced Funding Corp.                                         40,000       5.310          05/14/07            39,923
Giro Balanced Funding Corp.                                         50,000       5.320          05/21/07            49,853
Giro Balanced Funding Corp. (E)                                     30,000       5.325          06/15/07            30,000
Giro Balanced Funding Corp. (E)                                     36,000       5.330          07/25/07            36,000
Gotham Funding Corp.                                                 9,200       5.290          05/21/07             9,173
HSBC Bank USA                                                      100,000       5.260          06/29/07            99,138
Ivory Funding Corp.                                                 12,057       5.260          05/17/07            12,029
Ivory Funding Corp.                                                 77,039       5.250          06/15/07            76,533
JPMorgan Chase & Co.                                               100,000       5.234          05/01/07           100,000
Liquid Funding, Ltd.                                                50,000       5.290          05/07/07            49,956
Liquid Funding, Ltd.                                                20,000       5.290          05/09/07            19,976
Liquid Funding, Ltd.                                                30,000       5.290          05/17/07            29,929
Liquid Funding, Ltd.                                               100,000       5.320          05/24/07            99,662
Lockhart Funding LLC                                                35,000       5.280          05/03/07            34,990
Lockhart Funding LLC                                               103,336       5.260          05/14/07           103,140
Lockhart Funding LLC                                                26,351       5.250          05/18/07            26,286
Lockhart Funding LLC                                                23,870       5.250          05/31/07            23,766

                                                            Money Market Fund  5

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Lockhart Funding LLC                                                10,000       5.260          07/16/07             9,889
Lockhart Funding LLC                                                46,445       5.260          07/19/07            45,909
Lockhart Funding LLC                                                 6,500       5.240          08/13/07             6,402
Long Lane Master Trust IV                                           26,164       5.290          05/10/07            26,129
Long Lane Master Trust IV                                           30,000       5.290          05/21/07            29,912
Long Lane Master Trust IV                                           40,179       5.320          05/30/07            40,008
Louis Dreyfus Corp.                                                  9,000       5.300          05/22/07             8,972
NATC California LLC                                                 50,000       5.250          07/13/07            49,468
Park Avenue Receivables Corp.                                       20,683       5.285          05/01/07            20,683
Park Avenue Receivables Corp.                                       80,000       5.290          05/11/07            79,882
Tango Finance Corp.                                                 91,700       5.265          06/26/07            90,949
Victory Receivables Corp.                                           38,860       5.290          05/01/07            38,860
Victory Receivables Corp.                                           26,294       5.300          05/15/07            26,240
Westpac Banking Corp.                                              150,000       5.165          05/01/07           150,000
                                                                                                              ------------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $2,468,501)                                                      2,468,501
                                                                                                              ------------

EURODOLLAR CERTIFICATES OF DEPOSIT - 6.3%
Calyon New York                                                    170,000       5.310          05/01/07           170,000
Societe Generale (Cayman)                                          167,925       5.313          05/01/07           167,925
                                                                                                              ------------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (amortized cost
$337,925)                                                                                                          337,925
                                                                                                              ------------

UNITED STATES GOVERNMENT AGENCIES - 0.1%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR
   Floater) (E)(SS)                                                  6,875       5.553          12/01/17             6,937
                                                                                                              ------------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost
$6,937)                                                                                                              6,937
                                                                                                              ------------

YANKEE CERTIFICATES OF DEPOSIT - 9.7%
BNP Paribas (E)                                                     17,900       5.290          10/03/07            17,898
Barclays Bank PLC (NY)                                              50,000       5.320          01/16/08            50,000
Calyon New York                                                     50,000       5.650          07/23/07            50,000
Calyon New York (E)                                                 20,000       5.330          08/10/07            20,001
Calyon New York (E)                                                 15,000       5.280          09/13/07            14,998
Citizens Bank NA                                                   100,000       5.320          06/18/07           100,000
Citizens Bank of Pennsylvania                                       94,000       5.310          06/06/07            94,000
Deutsche Bank AG (NY)                                               94,000       5.270          04/10/08            94,000
HSBC Bank USA (E)                                                   30,000       5.355          07/27/07            30,002
Royal Bank of Canada (NY)                                           50,000       5.420          06/04/07            50,000
                                                                                                              ------------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (amortized cost
$520,899)                                                                                                          520,899
                                                                                                              ------------

TOTAL INVESTMENTS - 100.0% (amortized cost $5,347,771) (+)                                                       5,347,771

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                            (1,022)
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                              5,346,749
                                                                                                              ============

See accompanying notes which are an integral part of the financial statements.

 6  Money Market Fund

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Corporate Bonds & Notes                                  37.7
Registered Investment Company Funds                        --*
Domestic Commercial Paper                                46.2
Eurodollar Certificates of Deposit                        6.3
United States Government Agencies                         0.1
Yankee Certificates of Deposit                            9.7
                                              ---------------
Total Investments                                       100.0
Other Assets and Liabilities, Net                          --*
                                              ---------------
                                                        100.0
                                              ===============

* Less than .05% of net assets.

  See accompanying notes which are an integral part of the financial statements.

                                                            Money Market Fund  7

RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND(#)

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,023.50      $     1,021.72
Expenses Paid During
Period*                       $         3.11      $         3.11

* Expenses are equal to the Fund's annualized expense ratio of 0.62% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

# At a meeting held on May 22, 2007, the Board of Trustees of Russell Investment
  Company, upon the recommendation of Russell Investment Management Company ("RIMCo"), approved, subject to shareholder approval, the liquidation of the US Government Money Market Fund pursuant to a Plan of Liquidation.

  Effective upon the close of business on May 31, 2007, the US Government Money Market Fund was closed to new shareholders. Shareholders of the Fund may exchange their shares for shares of the same class of another Russell Fund or redeem their shares prior to the liquidation date.

 8  US Government Money Market Fund

RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 3.6%
Federal Home Loan Mortgage Corp.                                     1,000       3.000          05/29/07               998
                                                                                                              ------------

TOTAL INVESTMENTS - 3.6% (amortized cost $998)                                                                         998
                                                                                                              ------------

REPURCHASE AGREEMENTS - 96.7%
Agreement with Lehman Brothers, Inc. and JP Morgan Chase &
   Co. (Tri-party) of $26,985 dated April 30, 2007 at 5.130%
   to be repurchased at $26,989 on May 1, 2007,
   collateralized by: $56,080 par US Government Agency Note,
   valued at $28,964                                                                                                26,985
                                                                                                              ------------

TOTAL REPURCHASE AGREEMENTS (identified cost $26,985)                                                               26,985
                                                                                                              ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 100.3%
(cost $27,983) (+)                                                                                                  27,983

OTHER ASSETS AND LIABILITIES, NET - (0.3%)                                                                             (93)
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                 27,890
                                                                                                              ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
United States Government Agencies                             3.6
Repurchase Agreements                                        96.7
                                                  ---------------
Total Investments and Repurchase Agreements                 100.3
Other Assets and Liabilities, Net                            (0.3)
                                                  ---------------

                                                            100.0
                                                  ===============

  See accompanying notes which are an integral part of the financial statements.

                                              US Government Money Market Fund  9

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND(#)

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,015.80      $     1,022.22
Expenses Paid During
Period*                       $         2.60      $         2.61

* Expenses are equal to the Fund's annualized expense ratio of 0.52% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

# At a meeting held on May 22, 2007, the Board of Trustees of Russell Investment
  Company, upon the recommendation of Russell Investment Management Company ("RIMCo"), approved, subject to shareholder approval, the liquidation of the Tax Free Money Market Fund pursuant to a Plan of Liquidation.

  Effective upon the close of business on May 31, 2007, the Tax Free Money Market Fund was closed to new shareholders. Shareholders of the Fund may exchange their shares for shares of the same class of another Russell Fund or redeem their shares prior to the liquidation date.

 10  Tax Free Money Market Fund

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.5%
Arkansas - 1.0%
ABN AMRO Munitops Certificate Trust Revenue Bonds, weekly
   demand (E)(u)                                                       500       3.990          03/01/14               500
                                                                                                              ------------

Colorado - 1.8%
Colorado Health Facilities Authority Revenue Bonds, weekly
   demand (E)(u)                                                       500       4.070          10/01/30               500
County of Boulder Colorado Revenue Bonds, annual demand
   (E)(u)                                                              435       3.700          12/01/08               435
                                                                                                              ------------
                                                                                                                       935
                                                                                                              ------------

Delaware - 1.8%
Delaware State Economic Development Authority Revenue Bonds,
   weekly demand (E)(u)                                                450       4.100          12/01/15               450
New Castle County Delaware Revenue Bonds, weekly demand
   (E)(u)                                                              495       3.990          08/01/31               495
                                                                                                              ------------
                                                                                                                       945
                                                                                                              ------------

Georgia - 0.5%
Gwinnett County Development Authority Revenue Bonds, weekly
   demand (E)(u)                                                        65       3.960          03/01/17                65
Smyrna Housing Authority Revenue Bonds, weekly demand (E)              200       3.950          06/01/25               200
                                                                                                              ------------
                                                                                                                       265
                                                                                                              ------------

Illinois - 10.0%
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)(u)                                                100       3.950          11/01/25               100
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)(u)                                                800       3.950          06/01/29               800
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(u)                                                              845       3.960          02/01/19               845
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(u)                                                              700       4.040          04/01/21               700
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(u)                                                              600       3.960          02/01/35               600
Oakbrook Terrace Illinois Revenue Bonds, weekly demand
   (E)(u)                                                            2,100       3.750          12/01/25             2,100
                                                                                                              ------------
                                                                                                                     5,145
                                                                                                              ------------

Iowa - 5.0%
Iowa Finance Authority Revenue Bonds, weekly demand (E)(u)           2,200       4.110          11/01/32             2,200
Iowa Higher Education Loan Authority Revenue Bonds, weekly
   demand (E)(u)                                                       250       4.110          03/01/30               250
Iowa Higher Education Loan Authority Revenue Bonds, weekly
   demand (E)(u)                                                       100       4.110          10/01/33               100
                                                                                                              ------------
                                                                                                                     2,550
                                                                                                              ------------

Kansas - 2.1%
Lenexa Kansas Revenue Bonds, weekly demand (E)                       1,080       3.970          02/01/23             1,080
                                                                                                              ------------

                                                  Tax Free Money Market Fund  11

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Kentucky - 4.4%
Berea Kentucky Revenue Bonds, weekly demand (E)                      1,300       4.150          06/01/32             1,300
County of Jefferson Kentucky Revenue Bonds, weekly demand
   (E)(u)                                                              960       3.980          10/01/19               960
                                                                                                              ------------
                                                                                                                     2,260
                                                                                                              ------------

Maryland - 1.2%
County of Montgomery Maryland, monthly demand (E)                      641       3.800          04/01/14               641
                                                                                                              ------------

Massachusetts - 3.2%
Mashpee Water District Notes                                           350       4.500          08/16/07               351
Massachusetts Development Finance Agency Revenue Bonds,
   weekly demand (E)(u)                                                610       3.980          03/01/32               610
Massachusetts Development Finance Agency Revenue Bonds,
   weekly demand (E)                                                   100       3.970          07/01/35               100
Massachusetts Development Finance Agency Revenue Bonds,
   weekly demand (E)(u)                                                500       3.980          08/01/36               500
Massachusetts Housing Finance Agency Revenue Bonds, weekly
   demand (E)                                                          100       3.950          06/01/34               100
                                                                                                              ------------
                                                                                                                     1,661
                                                                                                              ------------

Michigan - 4.8%
Lansing Economic Development Corp. Revenue Bonds, semiannual
   demand (E)(u)                                                     1,320       4.000          05/01/15             1,320
Northville Township Economic Development Corp. Revenue
   Bonds, weekly demand (E)(u)                                         500       3.830          05/01/14               500
Oakland County Economic Development Corp. Revenue Bonds,
   semiannual demand (E)(u)                                            640       4.050          08/01/15               640
                                                                                                              ------------
                                                                                                                     2,460
                                                                                                              ------------

Minnesota - 3.5%
Arden Hills Minnesota Revenue Bonds, weekly demand (E)(u)              100       4.110          09/01/29               100
City of Minneapolis Minnesota Revenue Bonds, weekly demand
   (E)(u)                                                              200       4.160          05/01/26               200
Mankato Minnesota Revenue Bonds, weekly demand (E)(u)                  140       4.060          11/01/15               140
St. Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (E)(u)                                                200       4.110          05/01/22               200
St. Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (E)(u)                                              1,155       4.100          08/01/25             1,155
                                                                                                              ------------
                                                                                                                     1,795
                                                                                                              ------------

Missouri - 0.4%
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                                 100       4.110          08/01/31               100
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                                 100       4.110          10/01/31               100
                                                                                                              ------------
                                                                                                                       200
                                                                                                              ------------

 12  Tax Free Money Market Fund

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Montana - 0.2%
Helena Montana Revenue Bonds, weekly demand (E)(u)                     100       4.110          10/01/32               100
                                                                                                              ------------

New Jersey - 1.4%
New Jersey Economic Development Authority Revenue Bonds,
   weekly demand (E)(u)                                                720       4.070          08/01/14               720
                                                                                                              ------------

New York - 0.3%
Nassau County Industrial Development Agency Revenue Bonds,
   weekly demand (E)(u)                                                150       3.940          12/01/36               150
                                                                                                              ------------

North Carolina - 4.4%
North Carolina Capital Facilities Finance Agency Revenue
   Bonds, weekly demand (E)(u)                                       2,250       3.950          12/01/28             2,250
                                                                                                              ------------

Ohio - 18.6%
American Municipal Power-Ohio, Inc.                                    315       4.000          07/12/07               315
American Municipal Power-Ohio, Inc.                                    950       3.750          10/04/07               950
American Municipal Power-Ohio, Inc. Notes                              550       3.900          05/15/07               550
American Municipal Power-Ohio, Inc. Revenue Notes                      750       3.750          03/13/08               750
City of Fairborn Ohio General Obligation Limited Notes                 835       4.250          11/01/07               837
County of Clermont Ohio Revenue Bonds, semiannual demand
   (E)(u)                                                            1,180       3.900          05/01/12             1,180
County of Greene Ohio General Obligation Limited Notes                 475       4.500          08/14/07               476
Indian Lake Local School District General Obligation
   Unlimited Notes                                                     875       4.700          05/24/07               876
Kirtland Ohio General Obligation Unlimited Notes                       510       4.150          07/25/07               510
New Albany Community Authority Revenue Bonds, weekly demand
   (E)(u)                                                              100       3.990          02/01/25               100
Stark County Ohio Revenue Bonds, weekly demand (E)(u)                1,495       4.000          09/15/16             1,495
Wapakonetka Ohio General Obligation Bonds                              725       4.000          11/14/07               726
Warrensville Heights Ohio Notes                                        820       3.950          09/20/07               821
                                                                                                              ------------
                                                                                                                     9,586
                                                                                                              ------------

Oregon - 0.4%
County of Multnomah Oregon Revenue Bonds, weekly demand
   (E)(u)                                                              200       4.110          12/01/29               200
                                                                                                              ------------

Pennsylvania - 8.5%
City of Philadelphia Pennsylvania Revenue Bonds, weekly
   demand (E)(u)                                                       100       3.960          06/15/23               100
Lampeter Strasburg School District General Obligation
   Unlimited, weekly demand (E)(u)                                   1,500       3.950          06/01/19             1,500
Lancaster County Hospital Authority Revenue Bonds, weekly
   demand (E)(u)                                                     1,000       3.940          12/01/32             1,000
Sayre Health Care Facilities Authority Revenue Bonds, weekly
   demand (E)(u)                                                     1,800       3.930          12/01/15             1,800
                                                                                                              ------------
                                                                                                                     4,400
                                                                                                              ------------

Puerto Rico - 1.9%
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, weekly
   demand (E)                                                        1,000       3.980          12/27/08             1,000
                                                                                                              ------------

                                                  Tax Free Money Market Fund  13

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Rhode Island - 2.1%
Rhode Island Economic Development Corp. Revenue Bonds,
   weekly demand (E)(u)                                              1,065       3.980          07/01/23             1,065
                                                                                                              ------------

South Carolina - 0.4%
Greenville County School District Revenue Bonds, weekly
   demand (E)(ae)                                                      200       3.970          12/01/28               200
                                                                                                              ------------

Tennessee - 7.5%
City of Memphis Tennessee General Obligation Unlimited,
   weekly demand (E)(u)                                                320       3.980          11/01/14               320
Knox County Industrial Development Board Revenue Bonds,
   weekly demand (E)(u)                                              1,400       3.850          12/01/14             1,400
Tennessee Energy Acquisition Corp. Revenue Bonds, weekly
   demand (E)                                                        1,040       3.980          09/01/26             1,040
Wilson County Industrial Development Board, weekly demand
   (E)                                                               1,100       4.010          07/01/26             1,100
                                                                                                              ------------
                                                                                                                     3,860
                                                                                                              ------------

Texas - 5.0%
Frenship Independent School District General Obligation
   Unlimited, weekly demand (E)                                      1,595       4.000          02/15/26             1,595
Harris County Health Facilities Development Corp. Revenue
   Bonds, weekly demand (E)                                          1,000       3.980          07/01/10             1,000
                                                                                                              ------------
                                                                                                                     2,595
                                                                                                              ------------

Utah - 1.7%
County of Salt Lake Utah Revenue Bonds                                 900       4.100          02/01/08               900
                                                                                                              ------------

Vermont - 0.8%
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)(u)                                 390       3.960          06/01/27               390
                                                                                                              ------------

Virginia - 1.0%
Virginia Public Building Authority Revenue Bonds, weekly
   demand (E)(u)                                                       500       3.970          08/01/19               500
                                                                                                              ------------

Washington - 2.5%
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)(u)                                              1,100       3.970          08/01/24             1,100
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)(u)                                                200       4.110          06/01/32               200
                                                                                                              ------------
                                                                                                                     1,300
                                                                                                              ------------

West Virginia - 1.9%
Marshall County West Virginia Revenue Bonds, weekly demand
   (E)                                                               1,000       3.980          03/01/26             1,000
                                                                                                              ------------

 14  Tax Free Money Market Fund

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Wisconsin - 1.2%
Milwaukee Redevelopment Authority Revenue Bonds, weekly
   demand (E)(u)                                                       500       4.160          07/01/21               500
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (E)(u)                                         100       3.920          11/01/25               100
                                                                                                              ------------
                                                                                                                       600
                                                                                                              ------------

TOTAL SHORT-TERM TAX EXEMPT OBLIGATIONS - 99.5% (amortized
cost $51,253) (+)                                                                                                   51,253
                                                                                                              ------------

TOTAL INVESTMENTS - 99.5% (amortized cost $51,253) (+)                                                              51,253

OTHER ASSETS AND LIABILITIES, NET - 0.5%                                                                               258
                                                                                                              ------------

NET ASSETS - 100%                                                                                                   51,511
                                                                                                              ============

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax Free Money Market Fund  15

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)


                                                                     %
QUALITY RATINGS AS A % OF VALUE
P-1/A-1; MIG1/SP-1/F-1 or equivalent                                100
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
Non-Profit                                                           18
Bond Anticipation Note                                               13
Education (colleges and universities)                                13
Nursing Home                                                         11
Corporate                                                             8
Commercial Real Estate                                                8
School District                                                       6
Multi-Family Housing Bond                                             5
Hospital                                                              4
Miscellaneous Revenue                                                 3
Water & Sewer                                                         2
Airport Revenue                                                       2
Escrowed To Maturity                                                  2
Industrial Revenue Bond                                               1
Food Products                                                         1
Annual Appropriation                                                  1
Cash Flow Note                                                        1
General Obligation                                                    1
                                                                    ---
                                                                    100
                                                                    ===

See accompanying notes which are an integral part of the financial statements.

 16  Tax Free Money Market Fund

RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Arkansas                                                  1.0
Colorado                                                  1.8
Delaware                                                  1.8
Georgia                                                   0.5
Illinois                                                 10.0
Iowa                                                      5.0
Kansas                                                    2.1
Kentucky                                                  4.4
Maryland                                                  1.2
Massachusetts                                             3.2
Michigan                                                  4.8
Minnesota                                                 3.5
Missouri                                                  0.4
Montana                                                   0.2
New Jersey                                                1.4
New York                                                  0.3
North Carolina                                            4.4
Ohio                                                     18.6
Oregon                                                    0.4
Pennsylvania                                              8.5
Puerto Rico                                               1.9
Rhode Island                                              2.1
South Carolina                                            0.4
Tennessee                                                 7.5
Texas                                                     5.0
Utah                                                      1.7
Vermont                                                   0.8
Virginia                                                  1.0
Washington                                                2.5
West Virginia                                             1.9
Wisconsin                                                 1.2
                                              ---------------
Total Investments                                        99.5
Other Assets and Liabilities, Net                         0.5
                                              ---------------

                                                        100.0
                                              ===============

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax Free Money Market Fund  17

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(+) The identified cost for Federal income tax purpose is the same as shown above.
(n)   Taxable security.
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(A)   Illiquid and restricted security.

ABBREVIATIONS:

LIBOR - London Interbank Offered Rate

A-1 - A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's for commercial paper obligations. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; (may have an added "+" to denote any exceptionally strong credit feature.)

MIG1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.

P-1 - The highest tax-exempt rating given by Moody's Investor Services to commercial paper with a "superior capacity for repayment."

SP-1 - The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

 18  Notes to Schedules of Investments

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2007 (UNAUDITED)

                                                                  MONEY MARKET           US GOVERNMENT             TAX FREE
AMOUNTS IN THOUSANDS                                                  FUND             MONEY MARKET FUND      MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at amortized cost which approximates value         $         5,347,771    $               998    $             51,253
Repurchase agreements at cost which approximates value                          --                 26,985                      --
Cash                                                                            --                     --                      18
Receivables:
      Interest                                                              23,124                     17                     415
      Investments sold                                                      50,675                     --                      --
Prepaid expenses                                                               129                     13                       7
                                                               -------------------    -------------------    --------------------
Total assets                                                             5,421,699                 28,013                  51,693
                                                               -------------------    -------------------    --------------------

LIABILITIES
Payables:
      Due to custodian                                                         974                     --                      --
      Investments purchased                                                 50,000                     --                      --
      Accrued fees to affiliates                                               514                     10                      22
      Other accrued expenses                                                    62                     12                      17
      Dividends                                                             23,400                    101                     143
                                                               -------------------    -------------------    --------------------
Total liabilities                                                           74,950                    123                     182
                                                               -------------------    -------------------    --------------------

NET ASSETS                                                     $         5,346,749    $            27,890    $             51,511
                                                               ===================    ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income          $                25    $                13    $                 --
Accumulated net realized gain (loss)                                          (187)                    --                      --
Shares of beneficial interest                                               53,469                    279                     515
Additional paid-in capital                                               5,293,442                 27,598                  50,996
                                                               -------------------    -------------------    --------------------
NET ASSETS                                                     $         5,346,749    $            27,890    $             51,511
                                                               ===================    ===================    ====================

NET ASSET VALUE, per share:
   Net asset value per share: Class A*                         $              1.00    $                --    $                 --
      Class A - Net assets                                     $       139,767,211    $                --    $                 --
      Class A - Shares outstanding ($.01 par value)                    139,768,967                     --                      --
   Net asset value per share: Class S*                         $              1.00    $              1.00    $               1.00
      Class S - Net assets                                     $     5,206,982,062    $        27,890,408    $         51,511,486
      Class S - Shares outstanding ($.01 par value)                  5,207,133,897             27,887,819              51,505,604
---------------------------------------------------------------------------------------------------------------------------------

* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

  See accompanying notes which are an integral part of the financial statements.
                                         Statement of Assets and Liabilities  19

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2007 (UNAUDITED)

                                                                  MONEY MARKET           US GOVERNMENT             TAX FREE
AMOUNTS IN THOUSANDS                                                  FUND             MONEY MARKET FUND      MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Interest                                                 $           136,074    $               674    $              1,185
                                                               -------------------    -------------------    --------------------

EXPENSES
      Advisory fees                                                          5,054                     25                      64
      Administrative fees                                                    1,264                      6                      16
      Custodian fees                                                           380                      9                      11
      Distribution fees - Class A                                               55                     --                      --
      Transfer agent fees                                                      257                     19                      49
      Professional fees                                                         44                      9                       9
      Registration fees                                                        178                      9                      17
      Trustees' fees                                                            49                     --                       1
      Printing fees                                                             64                      1                       1
      Miscellaneous                                                             27                      1                       1
                                                               -------------------    -------------------    --------------------
      Expenses before reductions                                             7,372                     79                     169
      Expense reductions                                                    (3,790)                    --                      (3)
                                                               -------------------    -------------------    --------------------
Net expenses                                                                 3,582                     79                     166
                                                               -------------------    -------------------    --------------------
Net investment income (loss)                                               132,492                    595                   1,019
                                                               -------------------    -------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                         (3)                    --                      --
                                                               -------------------    -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS          $           132,489    $               595    $              1,019
                                                               ===================    ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 20  Statement of Operations

                      (This page intentionally left blank)

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                 MONEY MARKET
                                                     FUND
                                  -------------------------------------------
                                      SIX MONTHS             FISCAL YEAR
                                         ENDED                  ENDED
                                    APRIL 30, 2007           OCTOBER 31,
AMOUNTS IN THOUSANDS                  (UNAUDITED)                2006
-----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS
      Net investment income
       (loss)                     $           132,492    $            176,171
      Net realized gain (loss)                     (3)                    (12)
                                  -------------------    --------------------
Net increase (decrease) in net
  assets from operations                      132,489                 176,159
                                  -------------------    --------------------

DISTRIBUTIONS
From net investment income
      Class A                                  (2,810)                 (1,756)
      Class S                                (129,682)               (174,415)
                                  -------------------    --------------------
Net decrease in net assets
  from distributions                         (132,492)               (176,171)
                                  -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease)
       in net assets from
       share transactions                   1,104,670               1,082,092
                                  -------------------    --------------------

TOTAL NET INCREASE (DECREASE)
  IN NET ASSETS                             1,104,667               1,082,080

NET ASSETS

      Beginning of period                   4,242,082               3,160,002
                                  -------------------    --------------------

      End of period               $         5,346,749    $          4,242,082
                                  ===================    ====================
Undistributed
  (overdistributed) net
  investment income included
  in net assets                                    25                      25

See accompanying notes which are an integral part of the financial statements.

 22  Statements of Changes in Net Assets

                         US GOVERNMENT                                        TAX FREE
                       MONEY MARKET FUND                                 MONEY MARKET FUND
     -----------------------------------------------------   ------------------------------------------
               SIX MONTHS                  FISCAL YEAR           SIX MONTHS             FISCAL YEAR
                 ENDED                        ENDED                 ENDED                  ENDED
             APRIL 30, 2007                OCTOBER 31,         APRIL 30, 2007           OCTOBER 31,
              (UNAUDITED)                     2006               (UNAUDITED)               2006
-------------------------------------------------------------------------------------------------------

     $                          595    $             1,216   $             1,019    $             1,755
                                 --                     74                    --                    132
     ------------------------------    -------------------   -------------------    -------------------
                                595                  1,290                 1,019                  1,887
     ------------------------------    -------------------   -------------------    -------------------

                                 --                     --                    --                     --
                               (595)                (1,216)               (1,019)                (1,755)
     ------------------------------    -------------------   -------------------    -------------------
                               (595)                (1,216)               (1,019)                (1,755)
     ------------------------------    -------------------   -------------------    -------------------

                              2,941                 (9,432)               (8,184)                (5,657)
     ------------------------------    -------------------   -------------------    -------------------

                              2,941                 (9,358)               (8,184)                (5,525)

                             24,949                 34,307                59,695                 65,220
     ------------------------------    -------------------   -------------------    -------------------

     $                       27,890    $            24,949   $            51,511    $            59,695
     ==============================    ===================   ===================    ===================
                                 13                     13                    --                     --

  See accompanying notes which are an integral part of the financial statements.

                                         Statements of Changes in Net Assets  23

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.


                                                 $                  $                 $               $                 $
                                          NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM      DISTRIBUTIONS
                                            BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT        FROM NET
                                               PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
Class A
April 30, 2007 *                               1.0000              .0255                --          .0255            (.0255)
October 31, 2006                               1.0000              .0464                --          .0464            (.0464)
October 31, 2005                               1.0000              .0271                --          .0271            (.0271)
October 31, 2004                               1.0000              .0108                --          .0108            (.0108)
October 31, 2003 (1)                           1.0000              .0051                --          .0051            (.0051)
---------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                               1.0000              .0260                --          .0260            (.0260)
October 31, 2006                               1.0000              .0474                --          .0474            (.0474)
October 31, 2005                               1.0000              .0280                --          .0280            (.0280)
October 31, 2004                               1.0000              .0117                --          .0117            (.0117)
October 31, 2003                               1.0000              .0121                --          .0121            (.0121)
October 31, 2002                               1.0000              .0185                --          .0185            (.0185)
---------------------------------------------------------------------------------------------------------------------------------
US GOVERNMENT MONEY MARKET FUND
Class S
April 30, 2007 *                               1.0000              .0233                --          .0233            (.0233)
October 31, 2006                               1.0000              .0400             .0025          .0425            (.0425)
October 31, 2005                               1.0000              .0234            (.0005)         .0229            (.0229)
October 31, 2004                               1.0000              .0081                --          .0081            (.0081)
October 31, 2003                               1.0000              .0085                --          .0085            (.0085)
October 31, 2002                               1.0000              .0173                --          .0173            (.0173)
---------------------------------------------------------------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND
Class S
April 30, 2007 *                               1.0000              .0157                --          .0157            (.0157)
October 31, 2006                               1.0000              .0270             .0022          .0292            (.0292)
October 31, 2005                               1.0000              .0179                --          .0179            (.0179)
October 31, 2004                               1.0000              .0085                --          .0085            (.0085)
October 31, 2003                               1.0000              .0094                --          .0094            (.0094)
October 31, 2002                               1.0000              .0152                --          .0152            (.0152)
---------------------------------------------------------------------------------------------------------------------------------

*     For the six months ended April 30, 2007 (Unaudited).
(1) For the period April 21, 2003 (commencement of operations) to October 31, 2003.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d) May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.
(e) In fiscal 2006, the Fund's total return included a capital contribution by the Adviser.

See accompanying notes which are an integral part of the financial statements.

 24  Financial Highlights

                                                                                        %
                              $                                     $           RATIO OF EXPENSES
           $           NET ASSET VALUE,          %             NET ASSETS,         TO AVERAGE
         TOTAL              END OF             TOTAL          END OF PERIOD        NET ASSETS,
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)             NET(C)(D)
-------------------------------------------------------------------------------------------------
         (.0255)            1.0000              2.58              139,767              .24
         (.0464)            1.0000              4.74               76,031              .25
         (.0271)            1.0000              2.74               14,410              .25
         (.0108)            1.0000              1.08                3,989              .25
         (.0051)            1.0000               .59                  682              .26
-------------------------------------------------------------------------------------------------
         (.0260)            1.0000              2.63            5,206,982              .14
         (.0474)            1.0000              4.84            4,166,051              .15
         (.0280)            1.0000              2.82            3,145,592              .15
         (.0117)            1.0000              1.17            2,958,692              .15
         (.0121)            1.0000              1.28            2,363,623              .16
         (.0185)            1.0000              1.87            1,904,819              .14
-------------------------------------------------------------------------------------------------
         (.0233)            1.0000              2.35               27,890              .62
         (.0425)            1.0000              4.34(e)            24,949              .56
         (.0229)            1.0000              2.31               34,307              .55
         (.0081)            1.0000               .82               54,623              .47
         (.0085)            1.0000               .86               62,219              .41
         (.0173)            1.0000              1.74               93,182              .25
-------------------------------------------------------------------------------------------------
         (.0157)            1.0000              1.58               51,511              .52
         (.0292)            1.0000              2.96(e)            59,695              .47
         (.0179)            1.0000              1.80               65,220              .41
         (.0085)            1.0000               .85              140,772              .36
         (.0094)            1.0000               .94              137,678              .32
         (.0152)            1.0000              1.53              174,623              .25
-------------------------------------------------------------------------------------------------

             %                   %
     RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE       INVESTMENT INCOME
        NET ASSETS,         TO AVERAGE
         GROSS(C)        NET ASSETS(C)(D)
---
            .39                5.15
            .40                4.82
            .40                2.91
            .40                1.18
           5.24                 .96
---
            .29                5.25
            .30                4.78
            .30                2.83
            .30                1.16
            .31                1.21
            .29                1.84
---
            .62                4.70
            .56                4.18
            .56                2.22
            .47                 .81
            .48                 .87
            .45                1.73
---
            .52                3.17
            .48                2.90
            .42                1.74
            .37                 .84
            .36                 .95
            .35                1.52
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  25

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on three of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security Valuation

   The Funds' portfolio investments are valued using the amortized cost method (other than repurchase agreements which are valued at specific identified cost). Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

   Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

   Investment Transactions

   Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

   Investment Income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

   Federal Income Taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income provision was required for the Funds.

   In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

   Dividends and Distributions to Shareholders

   The Money Market, US Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid

 26  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in certain securities sold at a loss and capital loss carryforwards. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by RIMCo. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Money Market Fund offers the following classes of shares: Class A and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Repurchase Agreements

   The Funds may enter into repurchase agreements. The US Government Money Market Fund currently invests primarily in repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security (generally issued by the US government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by a custodian bank until repurchased. In addition, RIMCo will monitor the Fund's repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. Subject to the overall limitations described in "Restricted Securities", a Fund will not invest more than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

   The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying securities are collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities and may be deemed an unsecured creditor of the other party to the agreement.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

                                               Notes to Financial Statements  27

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period ended April 30, 2007, the Funds' custodian fees were reduced by the following amounts under these arrangements which are included in expense reductions on the Statement of
   Operations:

   Money Market                           $            511
   Tax Free Money Market                             2,551

3. RELATED PARTIES

   Adviser and Administrator

   RIMCo advises and administers all of the Funds which comprise the Investment Company. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation to RIMCo.

   The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Investment Company's Money Market Fund, US Government Money Market Fund, and Tax Free Money Market Fund. As of April 30, 2007, $2,904,925,108, $1,000,000, and $7,521,848, respectively, represents investment by other Investment Company Funds not presented herein and investment by the Russell Investment Funds in the Funds. The Russell Investment Funds employ the same investment adviser as RIC. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $1,000,000,000 is invested in the Money Market Fund.

   The advisory and administrative fees are based upon the average daily net assets of the Funds and the rates specified in the table below, are payable monthly and total $5,142,864 and $1,285,716 respectively, for the period ended April 30, 2007.

                                                    ANNUAL RATE
                                          -------------------------------
                                             ADVISER       ADMINISTRATOR
   ----------------------------------------------------------------------
   Money Market                                0.20%            0.05%
   US Government Money Market                  0.20             0.05
   Tax Free Money Market                       0.20             0.05

   The Adviser has contractually agreed to waive 0.15% of its 0.25% combined advisory and administrative fees, at least until February 29, 2008, for the Money Market Fund. The amount of such waiver for the period ended April 30, 2007 was $3,789,934. The adviser does not have the ability to recover amounts waived for the period ended April 30, 2007 or previous periods.

   Transfer Agent

   RIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Funds. RIMCo retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds presented herein for the period ended April 30, 2007 were $325,294.

   Distributor

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to Russell Fund Distributors, Inc. (the "Distributor") a wholly-owned subsidiary of RIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.15% of the average daily net assets of the Money Market Fund's Class A shares on an annual basis.

 28  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Accrued Fees to Affiliates

   Accrued fees payable to affiliates for the period ended April 30, 2007 were as follows:

                                                              US GOVERNMENT         TAX FREE
                                            MONEY MARKET       MONEY MARKET       MONEY MARKET
   ---------------------------------------------------------------------------------------------
   Advisory fees                          $        223,523   $          4,976   $          8,962
   Administration fees                             223,739              1,244              2,241
   Distribution fees                                11,003                 --                 --
   Transfer agent fees                              44,149              3,745             10,568
   Trustee fees                                     11,458                161                235
                                          ----------------   ----------------   ----------------
                                          $        513,872   $         10,126   $         22,006
                                          ================   ================   ================

   Board of Trustees

   The Russell Fund Complex consists of Russell Investment Company, which has 35 Funds, and Russell Investment Funds ("RIF"), which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 ($5,000 prior to January 1, 2006) for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair are each paid a fee of $6,000 per year. The chair person of the Board receives additional annual compensation of $52,000.

4. FEDERAL INCOME TAXES

   The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At October 31, 2006, available capital loss carryforwards and expiration dates are as follows:

   FUNDS                                    10/31/07       10/31/08       10/31/09
   ---------------------------------------------------------------------------------
   Money Market                           $         --   $     90,626   $     35,378

   FUNDS                                    10/31/10       10/31/11       10/31/12       10/31/13       10/31/14        TOTALS
   ------------------------------------------------------------------------------------------------------------------------------
   Money Market                           $         --   $     43,223   $         --   $      3,147   $     11,753   $    184,127

                                               Notes to Financial Statements  29

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

5. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended April 30, 2007 and October 31, 2006 were as follows:

                                                                 CLASS A                                 CLASS S
                                                       ON A CONSTANT DOLLAR BASIS              ON A CONSTANT DOLLAR BASIS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
                                                  -----------------   -----------------   -----------------   -----------------
   Money Market
      Proceeds from shares sold                   $         141,795   $         109,252   $      19,953,921   $      21,923,421
      Proceeds from reinvestment of
         distributions                                        2,438               1,430              26,076              27,585
      Payments for shares redeemed                          (80,497)            (49,059)        (18,939,063)        (20,930,537)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $          63,736   $          61,623   $       1,040,934   $       1,020,469
                                                  =================   =================   =================   =================
   US Government Money Market
      Proceeds from shares sold                   $              --   $              --   $          39,144   $          80,635
      Proceeds from reinvestment of
         distributions                                           --                  --                 491               1,046
      Payments for shares redeemed                               --                  --             (36,694)            (91,113)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $              --   $              --   $           2,941   $          (9,432)
                                                  =================   =================   =================   =================
   Tax Free Money Market
      Proceeds from shares sold                   $              --   $              --   $         197,696   $         338,333
      Proceeds from reinvestment of
         distributions                                           --                  --                 597               1,077
      Payments for shares redeemed                               --                  --            (206,477)           (345,067)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)               $              --   $              --   $          (8,184)  $          (5,657)
                                                  =================   =================   =================   =================

6. INTERFUND LENDING PROGRAM

   The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Funds may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity of additional borrowing costs.

7. RECORD OWNERSHIP

   As of April 30, 2007, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective
   Fund:

   FUNDS                                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Money Market                                    1                   18.7
   US Government Money Market                      3                   51.6
   Tax Free Money Market                           3                   47.9

8. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

 30  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Money Market Fund - 0.0%
   Metropolitan Life Global Funding             10/27/06        72,628,000            100.00            72,657            72,657
                                                                                                                  ==============

   Illiquid securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

9. SUBSEQUENT EVENTS

At a meeting held on May 22, 2007, the Board of Trustees of Russell Investment Company, upon the recommendation of the Russell Investment Management Company ("RIMCo"), approved, subject to shareholder approval, the liquidation of the US Government Money Market and Tax Free Money Market Funds pursuant to a Plan of Liquidation.

Effective upon the close of business on May 31, 2007, the US Government Money Market and Tax Free Money Market Funds were closed to new shareholders. Shareholders of the Funds may exchange their shares for shares of the same class of another Russell Fund or redeem their shares prior to the liquidation date.

                                               Notes to Financial Statements  31

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the "RIMCo Agreement") and the portfolio management contract with the Money Manager of the Tax Free Money Market Fund (the "portfolio management contract") at a meeting held on April 24, 2007. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds' shares, and the management of the Funds by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; (2) information (the "Third-Party Information") received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by RIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds; and (3) RIMCo's response to questions from the Board concerning the Third-Party Information addressing, among other things, any performance and expense differentials between certain Funds and their respective Comparable Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the "Agreement Renewal Information." The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 23, 2007, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or management were present. At the April 24 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

The Funds may, and the Tax Free Money Market Fund does, employ a manager-of-managers method of investment. In evaluating the portfolio management contract for the Tax Free Money Market Fund, the Board considered that the Tax Free Money Market Fund, in employing a manager-of-managers method of investment, operates in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. RIMCo exercises investment discretion over Fund assets that RIMCo determines not to allocate to the Money Managers by selecting securities for those portions of assets. RIMCo may also directly manage portions of a Fund during transitions between Money Managers. RIMCo has engaged a Money Manager for the Tax Free Money Market Fund. RIMCo currently manages the Money Market and US Government Money Market Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund.

RIMCo is responsible for selecting, subject to Board approval, one or more Money Managers for the Tax Free Money Market Fund. The Money Manager for this Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a "segment") in accordance with the Fund's applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon its selection of portfolio securities and the Money Manager's specified role in the Fund. RIMCo is responsible for communicating performance expectations to the Money Manager; supervising compliance by the Money Manager with the Fund's investment objective and policies; authorizing the Money Manager to engage in certain investment strategies for the Fund; and recommending annually to the Board whether the portfolio management contract should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of a portfolio management contract, RIMCo is responsible for recommending to the Board the restructuring of Fund segments, if there is more than one Money Manager, and additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo's research and ongoing review and analysis, such actions are appropriate. RIMCo may assign specific investment constraints from time to time for the Money Manager of the Tax Free Money Market Fund intended to capitalize on the strengths of that Money Manager or, if there are multiple Money Managers, to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, if there are multiple Money Managers, RIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated

 32  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of the Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund's investment program, structuring the Fund if there are multiple Money Managers, selecting an effective Money Manager for the Tax Free Money Market Fund or if there are multiple Money Managers, an effective Money Manager with a particular investment style or sub-style that is complementary to the styles of the Money Managers of other Fund segments, and if there are Money Managers of other Fund segments, allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund. The Board considered that the prospectus for the Tax Free Money Market Fund and other public disclosures emphasize to investors RIMCo's role as the principal investment manager for the Fund, rather than the investment selection role of the Fund's Money Managers, and describes the manner in which the Fund operates so that investors may take that information into account when deciding to purchase shares of the Fund.

The Board also considered the special expertise of RIMCo with respect to the manager-of-managers structure of the Tax Free Money Market Fund and the likelihood that, at the current expense ratio of the Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of the Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Tax Free Money Market Funds the Trustees considered, with respect to the Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1. The nature, scope and quality of the services provided to the Fund by RIMCo;

2. The advisory fee paid by the Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including (in the case of the Tax Free Money Market Fund) the fees for any Money Managers of such Fund;

3. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by RIMCo as to expenses incurred by the Fund; and

5. Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

At the April 24 Board meeting, RIMCo and management discussed the reasonableness of the Funds' investment advisory fees.

On the basis of the Agreement Renewal Information and other information previously received by the Board from RIMCo during the course of the year or presented at the April 24 Board meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements
(1) the advisory fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds; (2) the relative expense ratio of each Fund was comparable to those of its Comparable Funds; (3) RIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo's profitability with respect to each Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo. The Board also concluded that the performance of each of the Funds supported continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund's absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds.

At the April 24 Board meeting, the Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. It concluded that the investment advisory fees for each Fund appropriately reflect any economies of scale based upon information provided by RIMCo, including, in the case of the Tax Free Money Market Fund, information as to the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by that Fund.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and their respective shareholders and voted to approve the continuation of the agreement.

                         Basis for Approval of Investment Advisory Contracts  33

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

At the April 24 Board meeting, with respect to the evaluation of the terms of the portfolio management contract with the Money Manager of the Tax Free Money Market Fund, the Board received and considered information from RIMCo reporting for the Money Manager, among other things, the Money Manager's performance over various periods; RIMCo's assessment of the performance of the Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Fund Distributors, Inc., the Fund's underwriter; and RIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that the Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo's explanation in light of the Board's findings as to the reasonableness of the aggregate investment advisory fees paid by each Fund and the fact that the Money Manager's fee is paid by RIMCo.

Based substantially upon RIMCo's recommendations together with the information received from RIMCo in support of its recommendations at the April 24 meeting, the Board concluded that the fees paid to the Money Manager of the Tax Free Money Market Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with the Money Manager of the Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo's recommendation, the portfolio management agreement with the Money Manager of the Tax Free Money Market Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

 34  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

Some Financial Intermediaries may offer electronic delivery of the Fund's prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

                             Shareholder Requests for Additional Information  35

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company ("RIC"), which has 35 funds, and Russell Investment Funds ("RIF"), which has nine funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Thaddas L. Alston,   Trustee since     Appointed until  - Senior Vice President, Larco        44         None
 Born April 7, 1945   2006              successor is       Investments, Ltd.
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         44         - Director, Avista
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Corp;
 1954                                   duly elected       services)                                      - Trustee,
                      Chairperson       and qualified    - Director and Chairman of the                     Principal
 909 A Street         since 2005                           Audit Committee, Avista                          Investors Fund
 Tacoma, Washington                     Annual             Corp.                                            (investment
 98402-1616                                              - Trustee and Chairman of the                      company);
                                                           Operations and Distribution                    - Trustee,
                                                           Committee, WM Group of                           Principal
                                                           Funds, 1999-2006                                 Variable
                                                         - February 2002 to June 2005,                      Contracts Fund
                                                           Chairman of the Audit                            (investment
                                                           Committee, RIC and RIF                           company)
                                                         - Regent, University of
                                                           Washington
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        44         None
 Born June 6, 1946    2003              successor is       Vice President and Chief
                      Chairman of       duly elected       Financial Officer, Waddell &
 909 A Street         Audit Committee   and qualified      Reed Financial, Inc.
 Tacoma, Washington   since 2005                         - 2003, Retired
 98402-1616                             Appointed until  - 2001-2003, Vice President
                                        successor is       and Chief Financial Officer,
                                        duly elected       Janus Capital Group Inc.
                                        and qualified    - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 44         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 36  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  44         None
 Tennison, Jr.,       2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                 Chairman of the   and qualified.     subsidiary companies,
                      Nominating and                       including Simpson Timber
 909 A Street         Governance        Appointed until    Company, Simpson Paper
 Tacoma, Washington   Committee since   successor is       Company and Simpson Tacoma
 98402-1616           2007              duly elected       Kraft Company
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jack R. Thompson,    Trustee since     Appointed until  - September 2003 to present,          44         - Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit
 909 A Street                           and qualified      Committee, Sparx Japan Fund
 Tacoma, Washington                                      - May 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  44         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                      Chairperson of    and qualified      Value Fund
 909 A Street         the Investment
 Tacoma, Washington   Committee since   Appointed until
 98402-1616           2006              successor is
                                        duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  37

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            44         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
  909 A Street                                             RIMCo
  Tacoma, Washington                                     - Chairman Emeritus, RIC and
  98402-1616                                               RIF; Russell Implementation
                                                           Services Inc. (broker-dealer
                                                           and investment adviser
                                                           ("RIS")); Russell 20-20
                                                           Association (non-profit
                                                           corporation); and Russell
                                                           Trust Company (non-
                                                           depository trust company
                                                           ("RTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment adviser)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee Emeritus  Five year term   - President, Anderson                 44         None
 Born October 15,     since 2007                           Management Group LLC
 1931                                                      (private investments
                                                           consulting)
 909 A Street                                            - February 2002 to June 2005,
 Tacoma, Washington                                        Lead Trustee, RIC and RIF
 98402-1616                                              - Trustee of RIC and RIF Until
                                                           2006
                                                         - Chairman of the Nominating
                                                           and Governance Committee
                                                           2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  44         None
 Born December 1,     since 2003                         - Trustee of RIC and RIF Until
 1919                                                      2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  44         None
 Born June 8, 1925    since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee Emeritus  Five year term   - Retired since 1995                  44         None
 Born October 6,      since 2006                         - Trustee of RIC and RIF Until
 1930                                                      2005
                                                         - Chairman of the Nominating
 909 A Street                                              and Governance Committee
 Tacoma, Washington                                        2001-2005
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

 38  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  44         None
 Born May 5, 1926     since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  39

RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers                 Chief Compliance  Until removed    - Chief Compliance Officer, RIC
 Born December 16, 1966         Officer since     by Independent   - Chief Compliance Officer, RIF
                                2005              Trustees         - Chief Compliance Officer, RIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, RIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, RIMCo
                                Officer since     qualified by     - Chairman of the Board, President and CEO, RFD
 909 A Street                   2004              Trustees         - Chairman of the Board and President, Russell
 Tacoma, Washington                                                  Insurance Agency, Inc. (insurance agency ("RIA"))
 98402-1616                                                        - Until 2004, Managing Director of Individual Investor
                                                                     Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, RIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer, Chief Accounting Officer and CFO, RIC and
 Born November 26, 1963         Chief Accounting  is chosen and      RIF
                                Officer since     qualified by     - Director, Funds Administration, RIMCo, RTC and RFD
 909 A Street                   1998              Trustees         - Treasurer and Principal Accounting Officer, SSgA
 Tacoma, Washington                                                  Funds
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, RIC, RIF, FRC, RTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, RIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, RIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Gregory J. Lyons,              Secretary since   Until successor  - Associate General Counsel and Assistant Secretary FRC
 Born August 24, 1960           2007              is chosen and      and RIA
                                                  qualified by     - Director and Secretary, RIMCo and RFD
 909 A Street                                     Trustees         - Secretary and Chief Legal Counsel, RIC and RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 40  Disclosure of Information about Fund Directors

MONEY MARKET FUNDS

RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Thaddas L. Alston
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Raymond P. Tennison, Jr.
 Jack R. Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul E. Anderson
 Paul Anton, Ph.D.
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Gregory J. Lyons, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Josiah Quincy Building
 200 Newport Avenue
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Dechert LLP
 200 Clarendon Street, 27th Floor
 Boston, MA 02116-5021

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS AS OF APRIL 30, 2007*

Money Market Fund
 Russell Investment Management Company, Tacoma, WA

US Government Money Market Fund
 Russell Investment Management Company, Tacoma, WA

Tax Free Money Market Fund

 Neuberger Berman Management Inc., New York, NY

* A complete list of current money managers can also be found at www.Russell.com.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  41

(RUSSELL LOGO)

Russell Investment Company
909 A Street
Tacoma, Washington 98402
800-787-7354
Fax: 253-591-3495
www.russell.com

On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company, and Frank Russell Investment Management Company changed its name to Russell Investment Management Company.

RUSSELL FUNDS

2007 Semiannual Report

CLASS A AND B SHARES:

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

APRIL 30, 2007

                                                                  (RUSSELL LOGO)

Russell Investment Company

Russell Investment Company is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on one of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                           Russell Investment Company

                 Russell Multi-Manager Principal Protected Fund

                               Semiannual Report

                           April 30, 2007 (Unaudited)

                               Table of Contents

                                                                            Page
Shareholder Expense Example..........................................         3

Schedule of Investments..............................................         4

Notes to Schedule of Investments.....................................         8

Statement of Assets and Liabilities..................................         9

Statement of Operations..............................................        10

Statements of Changes in Net Assets..................................        11

Financial Highlights - Class A.......................................        12

Financial Highlights - Class B.......................................        13

Notes to Financial Statements........................................        14

Investment Objective and Investment Strategy during the Guarantee
  Period.............................................................        22

Basis for Approval of Investment Advisory Contracts..................        23

Shareholder Requests for Additional Information......................        26

Disclosure of Information about Fund Directors.......................        27

Manager, Money Managers and Service Providers........................        32

Russell Investment Company - Russell Multi-Manager Principal Protected Fund.

Copyright (c) Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company ("RIC"). RIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Russell Investment Management Company ("RIMCo"). Effective July 1, 2006 RIMCo changed its name from Frank Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUND'S EXPENSE EXAMPLE. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR THE FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,031.30      $     1,014.38
Expenses Paid During
Period*                       $        10.58      $        10.49

* Expenses are equal to the Fund's annualized expense ratio of 2.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS B                        PERFORMANCE      BEFORE EXPENSES)
----------------------------------------------------------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,027.20      $     1,010.66
Expenses Paid During
Period*                       $        14.33      $        14.21

* Expenses are equal to the Fund's annualized expense ratio of 2.85% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  Shareholder Expense Example  3

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 42.8%
Auto and Transportation - 1.7%
AMR Corp. (AE)                                          1,300              34
Autoliv, Inc.                                             400              23
FedEx Corp.                                             1,300             137
General Motors Corp.                                    4,300             135
Goodyear Tire & Rubber Co. (The) (AE)                   1,800              60
TRW Automotive Holdings Corp. (AE)                        600              22
Union Pacific Corp.                                     1,700             194
US Airways Group, Inc. (AE)                               800              30
                                                                 ------------
                                                                          635
                                                                 ------------

Consumer Discretionary - 7.1%
Alberto-Culver Co. Class B                              1,800              44
AutoNation, Inc. (AE)                                   1,300              27
Avon Products, Inc.                                     1,500              60
Barnes & Noble, Inc.                                      600              24
Brink's Co. (The)                                         400              25
Brinker International, Inc.                             1,200              37
Burger King Holdings, Inc.                                700              16
CEC Entertainment, Inc. (AE)                              500              21
Columbia Sportswear Co.                                   500              31
Costco Wholesale Corp.                                  2,500             134
Darden Restaurants, Inc.                                1,800              75
DIRECTV Group, Inc. (The) (AE)                          3,000              72
DreamWorks Animation SKG, Inc. Class A (AE)               500              15
eBay, Inc. (AE)                                         4,800             163
Family Dollar Stores, Inc.                              1,700              54
Gannett Co., Inc.                                         300              17
Google, Inc. Class A (AE)                                 400             189
Hasbro, Inc.                                            2,000              63
International Game Technology                           1,500              57
Jack in the Box, Inc. (AE)                                500              33
Jarden Corp. (AE)                                         500              21
Kimberly-Clark Corp.                                      500              36
Liz Claiborne, Inc.                                       800              36
Manpower, Inc.                                            600              48
Marriott International, Inc. Class A                    2,900             131
Mattel, Inc.                                            1,800              51
McDonald's Corp.                                        4,649             224
Office Depot, Inc. (AE)                                 2,200              74
PF Chang's China Bistro, Inc. (AE)                        500              19
Rent-A-Center, Inc. Class A (AE)                          600              17
Staples, Inc.                                           4,800             119
Timberland Co. Class A (AE)                               500              13
Time Warner, Inc.                                      10,200             210
TJX Cos., Inc.                                          4,800             134
Toro Co.                                                  400              20
United Auto Group, Inc.                                   600              12
United Stationers, Inc. (AE)                              100               6
VeriSign, Inc. (AE)                                     1,100              30

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                   3,300             158
Whirlpool Corp.                                           600              64
Yum! Brands, Inc.                                       1,800             111
                                                                 ------------
                                                                        2,691
                                                                 ------------

Consumer Staples - 1.7%
Colgate-Palmolive Co.                                   2,400             162
General Mills, Inc.                                     1,900             114
Hormel Foods Corp.                                        500              19
Kraft Foods, Inc. Class A                               1,400              47
Kroger Co. (The)                                        4,800             142
Loews Corp. - Carolina Group                            1,200              92
McCormick & Co., Inc.                                     800              30
Pepsi Bottling Group, Inc.                              1,100              36
                                                                 ------------
                                                                          642
                                                                 ------------

Financial Services - 9.0%
Allstate Corp. (The)                                    2,400             149
American International Group, Inc.                      3,400             238
Ameriprise Financial, Inc.                              1,200              71
Apartment Investment & Management Co. Class A
   (o)                                                    900              50
Automatic Data Processing, Inc.                         1,900              85
Camden Property Trust (o)                                 500              35
CB Richard Ellis Group, Inc. Class A (AE)               1,300              44
Chubb Corp.                                               300              16
Citigroup, Inc.                                         8,700             466
Federated Investors, Inc. Class B                         700              27
Fiserv, Inc. (AE)                                         600              32
Genworth Financial, Inc. Class A                        3,500             128
Global Payments, Inc.                                   1,600              61
Goldman Sachs Group, Inc. (The)                         1,100             240
Hartford Financial Services Group, Inc.                 1,600             162
Hospitality Properties Trust (o)                          900              41
Lehman Brothers Holdings, Inc.                            700              53
Merrill Lynch & Co., Inc.                               2,700             244
MetLife, Inc.                                           3,100             204
Moody's Corp.                                           1,000              66
Morgan Stanley                                          3,300             277
Northern Trust Corp.                                    1,400              88
Odyssey Re Holdings Corp.                                 500              21
Philadelphia Consolidated Holding Co. (AE)                200               9
Progressive Corp. (The)                                   900              21
Regions Financial Corp.                                 1,817              64

 4  Schedule of Investments

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
State Street Corp.                                      1,800             124
Travelers Cos., Inc. (The)                              2,300             124
Ventas, Inc. (o)                                          600              25
Wells Fargo & Co.                                       3,500             125
Western Union Co. (The)                                 2,500              53
Wilmington Trust Corp.                                    500              20
WR Berkley Corp.                                        1,200              39
                                                                 ------------
                                                                        3,402
                                                                 ------------

Health Care - 6.4%
Aetna, Inc.                                             1,400              66
AMERIGROUP Corp. (AE)                                     500              14
Amgen, Inc. (AE)                                        3,100             199
Baxter International, Inc.                              1,500              85
Becton Dickinson & Co.                                  2,600             205
Biogen Idec, Inc. (AE)                                  1,900              90
Cardinal Health, Inc.                                   1,400              98
Express Scripts, Inc. Class A (AE)                        500              48
Health Net, Inc. (AE)                                   1,000              54
Humana, Inc. (AE)                                         600              38
Johnson & Johnson                                       5,200             334
King Pharmaceuticals, Inc. (AE)                         2,500              51
LifePoint Hospitals, Inc. (AE)                            700              26
McKesson Corp.                                          1,000              59
Merck & Co., Inc.                                       3,400             175
Mylan Laboratories, Inc.                                2,100              46
Pfizer, Inc.                                           12,000             317
Schering-Plough Corp.                                   6,500             206
Universal Health Services, Inc. Class B                   700              42
Watson Pharmaceuticals, Inc. (AE)                         700              19
WellCare Health Plans, Inc. (AE)                          500              40
WellPoint, Inc. (AE)                                    2,400             189
                                                                 ------------
                                                                        2,401
                                                                 ------------

Integrated Oils - 2.8%
Chevron Corp.                                           4,100             319
ConocoPhillips                                            700              49
Exxon Mobil Corp.                                       7,700             611
Marathon Oil Corp.                                        700              71
                                                                 ------------
                                                                        1,050
                                                                 ------------

Materials and Processing - 2.3%
Acuity Brands, Inc.                                       500              29
Albemarle Corp.                                         1,000              42
American Standard Cos., Inc.                            2,300             127
Avery Dennison Corp.                                      500              31
Cabot Corp.                                               300              14
Crown Holdings, Inc. (AE)                               1,300              31
Eastman Chemical Co.                                      800              54
FMC Corp.                                                 500              38
Hercules, Inc. (AE)                                     1,100              21
Huntsman Corp.                                            900              18

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Jacobs Engineering Group, Inc. (AE)                     1,000              50
Lyondell Chemical Co.                                     800              25
Masco Corp.                                             2,100              57
Packaging Corp. of America                              1,000              25
PPG Industries, Inc.                                    1,300              96
Rohm & Haas Co.                                         1,800              92
RPM International, Inc.                                   700              15
Sonoco Products Co.                                       300              13
Timken Co.                                              1,200              40
URS Corp. (AE)                                            500              22
Valspar Corp.                                             300               8
                                                                 ------------
                                                                          848
                                                                 ------------

Miscellaneous - 1.1%
Brunswick Corp.                                         1,200              39
Eaton Corp.                                               300              27
General Electric Co.                                    2,700             100
Honeywell International, Inc.                           3,200             173
ITT Corp.                                               1,400              89
                                                                 ------------
                                                                          428
                                                                 ------------

Other Energy - 1.4%
Alon USA Energy, Inc.                                     500              19
Complete Production Services, Inc. (AE)                   500              12
Frontier Oil Corp.                                      1,300              46
Global Industries, Ltd. (AE)                            1,500              31
Helmerich & Payne, Inc.                                 1,400              45
Newfield Exploration Co. (AE)                           1,500              66
Superior Energy Services, Inc. (AE)                       800              29
Valero Energy Corp.                                     3,100             218
XTO Energy, Inc.                                        1,000              54
                                                                 ------------
                                                                          520
                                                                 ------------

Producer Durables - 3.4%
Applied Materials, Inc.                                 5,900             113
Boeing Co.                                              2,200             205
Caterpillar, Inc.                                       2,100             153
Emerson Electric Co.                                    3,600             169
Gardner Denver, Inc. (AE)                               1,000              38
Genlyte Group, Inc. (AE)                                  500              39
KB Home                                                   800              35
Lockheed Martin Corp.                                     700              67
Manitowoc Co., Inc. (The)                               1,500             102
Mettler Toledo International, Inc. (AE)                   500              49
Molex, Inc.                                             1,100              33
Parker Hannifin Corp.                                     800              74

                                                      Schedule of Investments  5

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Standard-Pacific Corp.                                  1,000              21
Teradyne, Inc. (AE)                                     1,900              33
United Technologies Corp.                               1,700             114
Waters Corp. (AE)                                         500              30
                                                                 ------------
                                                                        1,275
                                                                 ------------

Technology - 4.2%
Amphenol Corp. Class A                                  1,200              42
Anixter International, Inc. (AE)                          600              43
Arrow Electronics, Inc. (AE)                            1,300              51
Atmel Corp. (AE)                                        1,000               5
Avaya, Inc. (AE)                                        1,800              23
AVX Corp.                                                 500               8
BMC Software, Inc. (AE)                                 1,900              62
Cadence Design Systems, Inc. (AE)                       2,600              58
Computer Sciences Corp. (AE)                            1,300              72
CSG Systems International, Inc. (AE)                      500              13
Electronic Data Systems Corp.                           1,600              47
Fairchild Semiconductor International, Inc.
   Class A (AE)                                           600              11
Hewlett-Packard Co.                                     6,700             282
Ingram Micro, Inc. Class A (AE)                         1,000              20
International Business Machines Corp.                   3,200             327
McAfee, Inc. (AE)                                         700              23
Microsoft Corp.                                           500              15
Oracle Corp. (AE)                                       9,100             171
PerkinElmer, Inc.                                         900              22
Raytheon Co.                                            1,600              86
Sanmina-SCI Corp. (AE)                                  1,000               4
Synopsys, Inc. (AE)                                     2,000              55
Tellabs, Inc. (AE)                                      4,800              51
Unisys Corp. (AE)                                       1,700              13
Western Digital Corp. (AE)                              3,300              58
                                                                 ------------
                                                                        1,562
                                                                 ------------

Utilities - 1.7%
AES Corp. (The) (AE)                                    4,700             103
AT&T, Inc.                                              1,192              46
Constellation Energy Group, Inc.                          800              71
Edison International                                    2,000             105
Embarq Corp.                                              800              48
Verizon Communications, Inc.                            6,800             260
Windstream Corp. (AE)                                   1,000              15
                                                                 ------------
                                                                          648
                                                                 ------------

TOTAL COMMON STOCKS
(cost $14,433)                                                         16,102
                                                                 ------------

SHORT-TERM INVESTMENTS - 57.4%
Russell Investment Company
   Money Market Fund                                  299,000             299

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Russell Investment Company
   US Government Money Market Fund                  1,000,000           1,000
United States Treasury
   Principal Only STRIP
   Zero coupon due 02/15/08                            21,020          20,216
United States Treasury Bills (c)(z)(sec.)
   5.045% due 06/14/07                                    100              99
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $21,698)                                                         21,614
                                                                 ------------

TOTAL INVESTMENTS - 100.2%
(identified cost $36,131)                                              37,716

OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                              (75)
                                                                 ------------

NET ASSETS - 100.0%                                                    37,641
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 6  Schedule of Investments

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index (CME)
   expiration date 06/07 (10)                                 744                 (1)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                         (1)
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       1.7
Consumer Discretionary                                        7.1
Consumer Staples                                              1.7
Financial Services                                            9.0
Health Care                                                   6.4
Integrated Oils                                               2.8
Materials and Processing                                      2.3
Miscellaneous                                                 1.1
Other Energy                                                  1.4
Producer Durables                                             3.4
Technology                                                    4.2
Utilities                                                     1.7
Short-Term Investments                                       57.4
                                                  ---------------
Total Investments                                           100.2
Other Assets and Liabilities, Net                            (0.2)
                                                  ---------------

                                                            100.0
                                                  ===============

Futures Contracts                                             (--)*

* Less than .05% of net assets

  See accompanying notes which are an integral part of the financial statements.

                                                      Schedule of Investments  7

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(sec.)All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or options written by the Fund.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities

 8  Notes to Schedule of Investments

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands
--------------------------------------------------------------------------------

ASSETS
Investments at market (identified cost $36,131).....................................    $               37,716
Receivables:
   Dividends and interest...........................................................                        10
   Dividends from affiliated money market funds.....................................                         7
   Investments sold.................................................................                       593
   From Adviser.....................................................................                         4
Prepaid expenses....................................................................                        20
                                                                                        ----------------------

Total assets........................................................................                    38,350
                                                                                        ----------------------

LIABILITIES
Payables:
      Investments purchased.................................    $                552
      Fund shares redeemed..................................                       9
      Accrued fees to affiliates............................                      69
      Other accrued expenses................................                      73
      Daily variation margin on futures contracts...........                       6
                                                                --------------------

Total liabilities...................................................................                       709
                                                                                        ----------------------

NET ASSETS..........................................................................    $               37,641
                                                                                        ======================

Net Assets Consist of:
Undistributed (overdistributed) net investment income...............................    $                  106
Accumulated net realized gain (loss)................................................                     1,037
Unrealized appreciation (depreciation) on:
      Investments...................................................................                     1,585
      Futures contracts.............................................................                        (1)
Shares of beneficial interest.......................................................                        36
Additional paid-in capital..........................................................                    34,878
                                                                                        ----------------------

NET ASSETS..........................................................................    $               37,641
                                                                                        ======================

NET ASSET VALUE, per share:
   Class A ($1,418,146 divided by 134,241 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                10.56
                                                                                        ======================
   Class B ($36,222,920 divided by 3,513,911 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $                10.31
                                                                                        ======================

  See accompanying notes which are an integral part of the financial statements.
                                          Statement of Assets and Liabilities  9

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2007 (UNAUDITED)

Amounts in thousands
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends........................................................................    $                  133
   Dividends from affiliated money market funds.....................................                        54
   Interest.........................................................................                       498
                                                                                        ----------------------
Total investment income.............................................................                       685

EXPENSES
   Advisory fees............................................    $                177
   Administrative fees......................................                      10
   Custodian fees...........................................                      46
   Distribution fees - Class B..............................                     145
   Transfer agent fees......................................                      50
   Professional fees........................................                      25
   Registration fees........................................                      14
   Shareholder servicing fees - Class A.....................                       2
   Shareholder servicing fees - Class B.....................                      48
   Trustees' fees...........................................                       1
   Insurance policy fees....................................                     151
   Printing fees............................................                       2
   Miscellaneous............................................                       7
                                                                --------------------

   Expenses before reductions...............................                     678
   Expense reductions.......................................                    (111)
                                                                --------------------

Net expenses........................................................................                       567
                                                                                        ----------------------

Net investment income (loss)........................................................                       118
                                                                                        ----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments..............................................                   1,118
   Futures contracts........................................                     (26)                    1,092
                                                                --------------------
Net change in unrealized appreciation (depreciation) on:
   Investments..............................................                    (129)
   Futures contracts........................................                     (23)                     (152)
                                                                --------------------    ----------------------

Net realized and unrealized gain (loss).............................................                       940
                                                                                        ----------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............................    $                1,058
                                                                                        ======================

See accompanying notes which are an integral part of the financial statements.

 10  Statement of Operations

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS              FISCAL YEAR
                                                                       ENDED                    ENDED
                                                                   APRIL 30, 2007            OCTOBER 31,
AMOUNTS IN THOUSANDS                                                (UNAUDITED)                  2006
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss).............................    $                118    $                  211
   Net realized gain (loss).................................                   1,092                     1,035
   Net change in unrealized appreciation (depreciation).....                    (152)                      954
                                                                --------------------    ----------------------

Net increase (decrease) in net assets from operations.......                   1,058                     2,200
                                                                --------------------    ----------------------

DISTRIBUTIONS
   From net investment income
      Class A...............................................                     (20)                       --
      Class B...............................................                    (203)                       --
   From net realized gain
      Class A...............................................                     (36)                      (60)
      Class B...............................................                    (988)                   (1,794)
                                                                --------------------    ----------------------

Net decrease in net assets from distributions...............                  (1,247)                   (1,854)
                                                                --------------------    ----------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions...........................................                  (5,466)                  (15,459)
                                                                --------------------    ----------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.................                  (5,655)                  (15,113)

NET ASSETS
   Beginning of period......................................                  43,296                    58,409
                                                                --------------------    ----------------------
   End of period (including undistributed net investment
     income of $106 and $211, respectively).................    $             37,641    $               43,296
                                                                ====================    ======================

  See accompanying notes which are an integral part of the financial statements.

                                         Statements of Changes in Net Assets  11

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FINANCIAL HIGHLIGHTS - CLASS A

For a Share Outstanding Throughout Each Period.

                                                                                   FISCAL YEAR ENDED OCTOBER 31,
                                                                    ------------------------------------------------------------
                                                       2007*            2006            2005            2004           2003**
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD............    $      10.64    $      10.43    $      10.48    $      10.31    $      10.00
                                                    ------------    ------------    ------------    ------------    ------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a).............             .11             .12             .05             .02             .02
   Net realized and unrealized gain (loss)......             .20             .43            (.02)            .25             .29
                                                    ------------    ------------    ------------    ------------    ------------
      Total income (loss) from operations.......             .31             .55             .03             .27             .31
                                                    ------------    ------------    ------------    ------------    ------------

DISTRIBUTIONS
   From net investment income (b)...............            (.14)             --              --              --              --
   From net realized gain.......................            (.25)           (.34)           (.08)           (.10)             --
                                                    ------------    ------------    ------------    ------------    ------------
      Total distributions.......................            (.39)           (.34)           (.08)           (.10)             --
                                                    ------------    ------------    ------------    ------------    ------------

NET ASSET VALUE, END OF PERIOD..................    $      10.56    $      10.64    $      10.43    $      10.48    $      10.31
                                                    ============    ============    ============    ============    ============

TOTAL RETURN (%) (c)(d).........................            3.13            5.35             .31            2.61            3.17

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).....           1,418           1,548           1,883           2,567           3,521
   Ratios to average net assets (%) (e):
      Operating expenses, net (f)...............            2.10            2.10            2.09            2.10            2.02
      Operating expenses, gross.................            2.66            2.60            2.36            2.34            2.24
      Net investment income (loss) (e)(f).......            1.32            1.14             .46             .19             .27
   Portfolio turnover rate (%) (c)..............           65.38           74.03           78.54           81.15           38.14

*     For the six months ended April 30, 2007 (Unaudited).
** For the period January 21, 2003 (commencement of operations) to October 31, 2003.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Less than $.01 per share for the period ended October 31, 2003.
(c)   Periods less than one year are not annualized.
(d) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(e)   The ratios for periods less than one year are annualized.
(f) May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and custody credit arrangements.

See accompanying notes which are an integral part of the financial statements.

 12  Financial Highlights - Class A

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

FINANCIAL HIGHLIGHTS - CLASS B

For a Share Outstanding Throughout Each Period.

                                                                                   FISCAL YEAR ENDED OCTOBER 31,
                                                                    ------------------------------------------------------------
                                                       2007*            2006            2005            2004           2003**
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD............    $      10.35    $      10.22    $      10.35    $      10.26    $      10.00
                                                    ------------    ------------    ------------    ------------    ------------

INCOME FROM OPERATIONS
   Net investment income (loss) (a).............             .03             .04            (.03)           (.06)           (.04)
   Net realized and unrealized gain (loss)......             .24             .43            (.02)            .25             .30
                                                    ------------    ------------    ------------    ------------    ------------
      Total income (loss) from operations.......             .27             .47            (.05)            .19             .26
                                                    ------------    ------------    ------------    ------------    ------------

DISTRIBUTIONS
   From net investment income (b)...............            (.06)             --              --              --              --
   From net realized gain.......................            (.25)           (.34)           (.08)           (.10)             --
                                                    ------------    ------------    ------------    ------------    ------------
      Total distributions.......................            (.31)           (.34)           (.08)           (.10)             --
                                                    ------------    ------------    ------------    ------------    ------------

NET ASSET VALUE, END OF PERIOD..................    $      10.31    $      10.35    $      10.22    $      10.35    $      10.26
                                                    ============    ============    ============    ============    ============

TOTAL RETURN (%) (c)(d).........................            2.62            4.65            (.47)           1.83            2.60

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands).....          36,223          41,748          56,526          73,969          86,075
   Ratios to average net assets (%) (e):
      Operating expenses, net (f)...............            2.85            2.85            2.84            2.85            2.79
      Operating expenses, gross.................            3.40            3.35            3.11            3.09            3.01
      Net investment income (loss) (e)(f).......             .56             .40            (.29)           (.56)           (.49)
   Portfolio turnover rate (%) (c)..............           65.38           74.03           78.54           81.15           38.14

*     For the six months ended April 30, 2007 (Unaudited)
** For the period January 21, 2003 (commencement of operations) to October 31, 2003.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Less than $.01 per share for the period ended October 31, 2003.
(c)   Periods less than one year are not annualized.
(d) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(e)   The ratios for periods less than one year are annualized.
(f) May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and custody credit arrangements.

  See accompanying notes which are an integral part of the financial statements.
                                              Financial Highlights - Class B  13

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on one of these Funds (the "Fund"). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

   The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. Shares of the Fund were offered during the Offering Period but are not offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. Shares of the Fund will be offered on a continuous basis during the Post Guarantee Period without the principal protection feature. During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal. As of April 30, 2007, the Fund's allocation to equity securities was approximately 40% and the Fund's allocation to fixed income securities was approximately 60% of total net assets. Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period less certain expenses. Certain expenses which are not covered by the Expense Limitation Agreement, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guarantee Amount. The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation ("Ambac"), a financial guarantor and an operating subsidiary of Ambac Financial Group, Inc., pursuant to a financial guarantee insurance policy issued by Ambac for the benefit of the shareholders of the Fund. The Fund will pay to Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If the value of a shareholder's account is less than the Guaranteed Amount on the Guarantee Maturity Date, the Fund will be unable to meet its obligations under the Guarantee. If the Fund is unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund seeks long-term growth of capital through investments primarily in common stocks and other equity securities. The following table presents the time periods of the Fund's three phases:

Offering Period                               01/21/03 - 02/27/03
Guarantee Period                              03/03/03 - 03/03/08
Post Guarantee Period Commencement                       03/04/08

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

 14  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Security Valuation

   The Fund values portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations.

   Ordinarily, the Fund values each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

   - Short-term investments purchased by the Fund and maturing within 60 days of the date of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   - The value of swap agreements is equal to the Fund's obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange in which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of fair value pricing by the Fund may cause the net asset of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Fund's net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for the Fund when the Fund deems that the particular event or circumstance would materially affect the Fund's net asset value. Investments in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; a company development; a natural disaster; or an armed conflict.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosure.

                                               Notes to Financial Statements  15

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal Income Taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Fund.

   In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

   Dividends and Distributions to Shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends and capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investments for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in futures, wash sale deferrals, and certain securities sold at a loss.

   Expenses

   The Fund will pay its own expenses other than those expressly assumed by RIMCo. Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Fund presented herein offers the following classes of shares: Class A and Class B. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Class B Shares were purchased at net asset value without paying an initial sales charge. However, if a shareholder redeems his or her Class B Shares within five years of the purchase date, the shareholder will pay a deferred sales charge calculated as a percentage of NAV at time of purchase. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of Shares based upon the relative proportion of net assets of each class. Class B Shares, along with their pro rata reinvested dividend shares, automatically convert to Class A Shares eight years after purchase.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps,

 16  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in two ways: hedging and return enhancement. The Fund may use a hedging strategy for its cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist the Fund in meeting its investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Options

   The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.

   When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates.

   Futures Contracts

   The Fund utilizes futures contracts to manage allocations between equity and fixed-income weightings. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Index Swap Agreements

   The Fund may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Fund or to effect investment transactions consistent with the Fund's investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and deprecia-

                                               Notes to Financial Statements  17

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   tion on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Interest Rate Swap Agreements

   The Fund may enter into interest rate swap agreements, on either an asset-based or liability basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2007, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were $18,910,768 and $23,020,261, respectively. Purchases and sales of US Government and Agency obligations (excluding short-term instruments, options, futures and repurchase agreements) were $5,275,638 and $8,270,787, respectively. Under the Financial Guarantee Agreement with Ambac, the Fund has certain restrictions with respect to the type, weighting, and duration of securities for which it may enter into transactions.

4. RELATED PARTIES

   Advisor and Administrator

   RIMCo advises and administers all of the Funds which comprise the Investment Company. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation services to RIMCo.

   The Fund is permitted to invest its cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Investment Company's Money Market Fund and US Government Money Market Fund (collectively the "Money Market Funds") (two of the Funds of the Investment Company not presented herein). As of April 30, 2007, $299,000 of the RIC Money Market Fund's net assets represents investments by this Fund and $2,803,112,107 represents the investment by other RIC Funds not presented herein. As of April 30, 2007, $1,000,000 of the RIC US Government Money Market Fund's net assets represents investment by this Fund.

 18  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   The advisory and administrative fees are based upon the average daily net assets of the Fund and the rate specified in the table below. The advisory and administrative fees are payable monthly and total $176,711 and $10,040, respectively, for the period ended April 30, 2007.

                                                    ANNUAL RATE
                                          -------------------------------
                                             ADVISER       ADMINISTRATOR
   ----------------------------------------------------------------------
   Guarantee Period                            0.88%            0.05%
   Post Guarantee Period                       0.88             0.05

   Pursuant to an expense limitation agreement (the "Expense Limitation Agreement") and subject to possible reimbursement to the investment adviser within three years, the adviser has contractually agreed to waive, during the Guarantee Period ending March 3, 2008, up to the full amount of its 0.93% combined advisory and administrative fees and to reimburse the Fund to the extent that expenses for Class A and Class B Shares exceed 2.10% and 2.85%, respectively, of average net assets on an annualized basis. Certain expenses that are not covered by the Expense Limitation Agreement, such as extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guaranteed Amount. The total amount of the waiver for the period ended April 30, 2007 was $111,040.

   To the extent fees are waived by the Adviser, the Fund may reimburse the Adviser for any reductions in the Fund's expenses during the three years following the reduction if such reimbursement is requested by the Adviser, if such reimbursement can be achieved within the specified expense limitation and if the Board of Trustees approves the reimbursement as not inconsistent with the best interest of the Fund. For the periods ended April 30, 2007, October 31, 2006, and October 31, 2005, the Adviser has not recouped waivers of $111,040, $249,134 and $174,205, respectively.

   Custodian

   The Fund has entered into arrangements with its Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2007, the Fund's custodian fees were reduced $234 under these arrangements which are included in expense reductions on the Statement of Operations.

   Transfer Agent

   RIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Fund. RIMCo retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Fund presented herein for the period ended April 30, 2007 were $50,202.

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to Russell Fund Distributors, Inc. (the "Distributor") a wholly-owned subsidiary of RIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class B Shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of a Fund's Class B Shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class A or Class B Shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of this Fund's Class A and Class B Shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed at the class level on each of the Class A Shares and the Class B Shares of the Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A and Class B Shares may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

                                               Notes to Financial Statements  19

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Accrued fees payable to affiliates for the period ended April 30, 2007 were as follows:

                                          RUSSELL MULTI-MANAGER
                                           PRINCIPAL PROTECTED
   ------------------------------------------------------------
   Advisory fees                           $            28,760
   Administration fees                                   1,600
   Distribution fees                                    22,487
   Shareholder servicing fees                            7,696
   Transfer agent fees                                   7,927
   Trustee fees                                            295
                                           -------------------
                                           $            68,765
                                           ===================

   Brokerage Commissions

   The Funds will effect transactions through Russell Implementation Services, Inc. ("RIS") and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions, or (ii) to execute portfolio securities transactions selected by money managers or (iii) to execute portfolio securities transactions for the portion of each Fund's assets that RIMCo determines not to allocate to money managers, including assets allocated to the "select holdings" strategy, and for each Fund's cash reserves.

   The Funds effect certain transactions though Lynch, Jones & Ryan, Inc. ("LJR") and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for RIMCo to assist it in its capacity as a manager of managers and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to RIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be generally obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

   LJR may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once RIMCo's research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

   There was no amount retained by Russell Implementation Services, Inc. for the period ended April 30, 2007.

   Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

   Board of Trustees

   The Russell Fund Complex consists of Russell Investment Company, which has 35 Funds, and Russell Investment Funds ("RIF"), which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 ($5,000 prior to January 1, 2006) for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and

 20  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair are each paid a fee of $6,000 per year. The chair person of the Board receives additional annual compensation of $52,000.

5. FEDERAL INCOME TAXES

   The Fund may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At April 30, 2007, the Funds had no capital loss carryforwards.

   At April 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost of Investments                    $     36,152,064
                                          ================
   Unrealized Appreciation                $      1,820,065
   Unrealized Depreciation                        (256,612)
                                          ----------------
   Net Unrealized Appreciation
     (Depreciation)                       $      1,563,453
                                          ================

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended April 30, 2007 and October 31, 2006 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
   RUSSELL MULTI-MANAGER                                2007                2006                2007                2006
   PRINCIPAL PROTECTED FUND                       -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                  --                  --   $              --   $              --
      Proceeds from reinvestment of
         distributions                                            5                   6                  56                  57
      Payments for shares redeemed                              (17)                (41)               (174)               (419)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   (12)                (35)               (118)               (362)
                                                  -----------------   -----------------   -----------------   -----------------
      Class B
      Proceeds from shares sold                                  --                  --                  --                  --
      Proceeds from reinvestment of
         distributions                                          110                 168               1,118               1,691
      Payments for shares redeemed                             (632)             (1,663)             (6,466)            (16,788)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (522)             (1,495)             (5,348)            (15,097)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                (534)             (1,530)  $          (5,466)  $         (15,459)
                                                  =================   =================   =================   =================

7. INTERFUND LENDING PROGRAM

   The Investment Company Fund has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Investment Company may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to the Fund's fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity of additional borrowing costs. The Fund did not borrow through the program for the period ended April 30, 2007.

8. RECORD OWNERSHIP

   As of April 30, 2007, the Fund had no shareholders of record with greater than 10% of the total outstanding shares.

                                               Notes to Financial Statements  21

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

INVESTMENT OBJECTIVE AND INVESTMENT STRATEGY DURING THE GUARANTEE PERIOD (UNAUDITED)

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE DURING THE GUARANTEE PERIOD

During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal.

INVESTMENT STRATEGY DURING THE GUARANTEE PERIOD

Under normal market conditions, during the Guarantee Period the Fund's assets will be allocated between:

- AN EQUITY COMPONENT, consisting primarily of common stocks and common stock equivalents, such a preferred stocks and securities convertible into common stocks; and

- A FIXED INCOME COMPONENT, consisting primarily of high quality debt instruments.

The Fund's investment adviser, RIMCo, will allocate the Fund's assets on an ongoing basis between the equity component and the fixed income component. Assets not allocated to money managers are managed by RIMCo. The Fund intends to be fully invested at all times in fixed income securities, equity securities and money market instruments or funds.

EQUITY COMPONENT. The equity component consists primarily of common stocks of large and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of companies comprising the Russell 1000(R) Index.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Assets not allocated to money managers are managed by RIMCo. The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad large and medium capitalization market rather than focusing exclusively on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross-section of companies and industries.

FIXED INCOME COMPONENT. The fixed income component consists primarily of high quality debt instruments. The weighted average duration of the fixed income component is expected to correspond (within approximately one month) to the period remaining until the Guarantee Maturity Date. Generally, fixed income securities with longer durations are more sensitive to changes in interest rates. The fixed income component may include US Government securities and other high quality debt securities, such as commercial paper. The US Government securities may, but need not, be backed by the full faith and credit of the United States. US Government securities include securities called STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding US Treasury or agency note or bond and selling them as individual securities. The Fund does not expect to invest in interest-only STRIPS. The fixed income component may also include futures contracts or fixed income securities, swaps and money market instruments.

FOR MORE INFORMATION, PLEASE REFER TO THE FUND'S MOST RECENT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

 22  Investment Objective and Investment Strategy during the Guarantee Period

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the "RIMCo Agreement") and the portfolio management contract with each Money Manager of the Fund (collectively, the "portfolio management contracts") at a meeting held on April 24, 2007. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Fund, sales and redemptions of the Fund's shares, and the management of the Fund by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Fund; (2) information (the "Third-Party Information") received from an independent, nationally recognized provider of investment company information comparing the performance of the Fund and its operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by RIMCo believed by the provider to be generally comparable in investment objectives and size to the Fund; and (3) RIMCo's response to questions from the Board concerning the Third-Party Information addressing, among other things, performance and expense differentials between the Fund and its Comparable Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the "Agreement Renewal Information." The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 23, 2007, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or management were present. At the April 24 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Presentation made by RIMCo to the Board as part of this review encompassed the Fund and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Fund, in employing a manager-of-managers method of investment, operates in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. RIMCo has engaged multiple Money Managers for the Fund.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for the Fund consistent with the contractual restraints imposed upon the Fund by its financial guarantee insurance agreement. Assets of the Fund have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval. RIMCo directly manages the investment of the Fund's cash reserves. RIMCo also may manage directly any portion of the Fund's assets that RIMCo determines not to allocate to the Money Managers and portions of the Fund during transitions between Money Managers. Assets are managed directly by RIMCo in accordance with the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for the Fund and for actively managing allocations and reallocations of its assets among the Money Managers consistent with the contractual restraints imposed upon the Fund by its financial guarantee insurance agreement. RIMCo's goal is to construct and manage diversified portfolios in a risk aware manner. Each Money Manager for the Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a "segment") in accordance with the Fund's applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager's specified role in the Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with the Fund's investment objective and policies; authorizing Money Managers to engage in certain investment strategies for the Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo's research and ongoing review and analysis, such actions are appropriate. RIMCo may assign specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIMCo's selection

                         Basis for Approval of Investment Advisory Contracts  23

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of the Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund's investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectus for the Fund and other public disclosures emphasize to investors RIMCo's role as the principal investment manager for the Fund, rather than the investment selection role of the Fund's Money Managers, and describe the manner in which the Fund operates so that investors may take that information into account when deciding to purchase shares of the Fund.

The Board also considered the special expertise of RIMCo with respect to the manager-of-managers structure of the Fund and the likelihood that, at the current expense ratio of the Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of the Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Fund, the Trustees considered, with respect to the Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1. The nature, scope and quality of the services provided to the Fund by RIMCo;

2. The advisory fee paid by the Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of the Fund;

3. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by RIMCo as to expenses incurred by the Fund; and

5. Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

At the April 24 Board meeting, RIMCo and management discussed the reasonableness of the Fund's investment advisory fees. On the basis of the Agreement Renewal Information and other information previously received by the Board from RIMCo during the course of the year or presented at the April 24 Board meeting by RIMCo, the Board, in respect of the Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of its Comparable Funds (1) the advisory fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Fund; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo's profitability with respect to the Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo. The Board also concluded that the performance of the Fund, in light of its particular circumstances, supported continuation of the RIMCo Agreement. In evaluating performance, the Board considered the Fund's absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. In the case of the Fund, the Board considered that the Fund generally has a lower allocation to equities than its Comparable Funds because of the market environments at the time of the Fund's "inception." The Fund's allocation to equities is not determined by RIMCo but rather is prescribed contractually by the terms of the Fund's financial guarantee insurance agreement.

At the April 24 Board meeting, the Board considered for the Fund whether economies of scale have been realized and whether the fees for the Fund appropriately reflect or should be revised to reflect any such economies. The Board noted that Fund assets have been declining rather than increasing. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of funds under its supervision are lower, and may, in some cases, be substantially lower, than the rates paid by such funds. The Trustees reviewed with RIMCo the differences in the scope of services it provides to institutional clients and the funds under its supervision. In response to the Trustees' inquiries, RIMCo noted, among other things, that institutional clients have fewer administrative needs than the Fund and the other funds supervised by the Board. It was further noted by RIMCo that since the funds supervised by the Board must constantly issue and redeem its shares, it is more difficult to manage than

 24  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Fund and its shareholders and voted to approve the continuation of the agreement.

At the April 24 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; RIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Fund Distributors, Inc., the Fund's underwriter; and RIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo's explanation in light of the Board's findings as to the reasonableness of the aggregate investment advisory fees paid by the Fund and the fact that the Money Manager's fee is paid by RIMCo.

Based substantially upon RIMCo's recommendations together with the information received from RIMCo in support of its recommendations at the April 24 meeting, the Board concluded that the fees paid to the Money Managers of the Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with the Money Managers of the Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo's recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered.

                         Basis for Approval of Investment Advisory Contracts  25

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Fund's Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Ambac Assurance Corporation, a Wisconsin domiciled stock insurance company (the "Insurer"), is the issuer of a financial guarantee policy for the benefit of shareholders of the Fund. If the Fund is unable to meet its obligations under the guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective guaranteed amounts on the Guarantee Maturity Date. Ambac is a wholly-owned subsidiary of AFG, a publicly-held company. AFG is subject to the informational requirements of the Securities Exchange Act, and in accordance therewith files reports and other information with the SEC. Such reports and other information, including AFG's most recent annual or quarterly report, may be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission.

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

Some Financial Intermediaries may offer electronic delivery of the Fund's prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

 26  Shareholder Requests for Additional Information

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2007
(UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company ("RIC"), which has 35 funds, and Russell Investment Funds ("RIF"), which has nine funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Thaddas L. Alston,   Trustee since     Appointed until  - Senior Vice President, Larco        44         None
 Born April 7, 1945   2006              successor is       Investments, Ltd.
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         44         - Director, Avista
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Corp;
 1954                                   duly elected       services)                                      - Trustee,
                      Chairperson       and qualified    - Director and Chairman of the                     Principal
 909 A Street         since 2005                           Audit Committee, Avista                          Investors Fund
 Tacoma, Washington                     Annual             Corp.                                            (investment
 98402-1616                                              - Trustee and Chairman of the                      company);
                                                           Operations and Distribution                    - Trustee,
                                                           Committee, WM Group of                           Principal
                                                           Funds, 1999-2006                                 Variable
                                                         - February 2002 to June 2005,                      Contracts Fund
                                                           Chairman of the Audit                            (investment
                                                           Committee, RIC and RIF                           company)
                                                         - Regent, University of
                                                           Washington
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        44         None
 Born June 6, 1946    2003              successor is       Vice President and Chief
                      Chairman of       duly elected       Financial Officer, Waddell &
 909 A Street         Audit Committee   and qualified      Reed Financial, Inc.
 Tacoma, Washington   since 2005                         - 2003, Retired
 98402-1616                             Appointed until  - 2001-2003, Vice President
                                        successor is       and Chief Financial Officer,
                                        duly elected       Janus Capital Group Inc.
                                        and qualified    - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  27

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 44         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  44         None
 Tennison, Jr.,       2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                 Chairman of the   and qualified.     subsidiary companies,
                      Nominating and                       including Simpson Timber
 909 A Street         Governance        Appointed until    Company, Simpson Paper
 Tacoma, Washington   Committee since   successor is       Company and Simpson Tacoma
 98402-1616           2007              duly elected       Kraft Company
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jack R. Thompson,    Trustee since     Appointed until  - September 2003 to present,          44         - Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit
 909 A Street                           and qualified      Committee, Sparx Japan Fund
 Tacoma, Washington                                      - May 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  44         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                      Chairperson of    and qualified      Value Fund
 909 A Street         the Investment
 Tacoma, Washington   Committee since   Appointed until
 98402-1616           2006              successor is
                                        duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------

 28  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            44         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
  909 A Street                                             RIMCo
  Tacoma, Washington                                     - Chairman Emeritus, RIC and
  98402-1616                                               RIF; Russell Implementation
                                                           Services Inc. (broker-dealer
                                                           and investment adviser
                                                           ("RIS")); Russell 20-20
                                                           Association (non-profit
                                                           corporation); and Russell
                                                           Trust Company (non-
                                                           depository trust company
                                                           ("RTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment adviser)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee Emeritus  Five year term   - President, Anderson                 44         None
 Born October 15,     since 2007                           Management Group LLC
 1931                                                      (private investments
                                                           consulting)
 909 A Street                                            - February 2002 to June 2005,
 Tacoma, Washington                                        Lead Trustee, RIC and RIF
 98402-1616                                              - Trustee of RIC and RIF Until
                                                           2006
                                                         - Chairman of the Nominating
                                                           and Governance Committee
                                                           2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  44         None
 Born December 1,     since 2003                         - Trustee of RIC and RIF Until
 1919                                                      2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  44         None
 Born June 8, 1925    since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee Emeritus  Five year term   - Retired since 1995                  44         None
 Born October 6,      since 2006                         - Trustee of RIC and RIF Until
 1930                                                      2005
                                                         - Chairman of the Nominating
 909 A Street                                              and Governance Committee
 Tacoma, Washington                                        2001-2005
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

                              Disclosure of Information about Fund Directors  29

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  44         None
 Born May 5, 1926     since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 30  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers                 Chief Compliance  Until removed    - Chief Compliance Officer, RIC
 Born December 16, 1966         Officer since     by Independent   - Chief Compliance Officer, RIF
                                2005              Trustees         - Chief Compliance Officer, RIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, RIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, RIMCo
                                Officer since     qualified by     - Chairman of the Board, President and CEO, RFD
 909 A Street                   2004              Trustees         - Chairman of the Board and President, Russell
 Tacoma, Washington                                                  Insurance Agency, Inc. (insurance agency ("RIA"))
 98402-1616                                                        - Until 2004, Managing Director of Individual Investor
                                                                     Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, RIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer, Chief Accounting Officer and CFO, RIC and
 Born November 26, 1963         Chief Accounting  is chosen and      RIF
                                Officer since     qualified by     - Director, Funds Administration, RIMCo, RTC and RFD
 909 A Street                   1998              Trustees         - Treasurer and Principal Accounting Officer, SSgA
 Tacoma, Washington                                                  Funds
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, RIC, RIF, FRC, RTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, RIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, RIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Gregory J. Lyons,              Secretary since   Until successor  - Associate General Counsel and Assistant Secretary FRC
 Born August 24, 1960           2007              is chosen and      and RIA
                                                  qualified by     - Director and Secretary, RIMCo and RFD
 909 A Street                                     Trustees         - Secretary and Chief Legal Counsel, RIC and RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  31

RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Thaddas L. Alston
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Raymond P. Tennison, Jr.
 Jack R. Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul E. Anderson
 Paul Anton, Ph.D.
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Gregory J. Lyons, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Josiah Quincy Building
 200 Newport Avenue
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Dechert LLP
 200 Clarendon Street, 27th Floor
 Boston, MA 02116-5021

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS AS OF APRIL 30, 2007*
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 Lehman Brothers Asset Management, Chicago, IL

* A complete list of current money mangers can also be found at www.Russell.com.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 32  Manager, Money Managers and Service Providers

(RUSSELL LOGO)

Russell Investment Company
909 A Street
Tacoma, Washington 98402

800-787-7354
Fax: 253-591-3495

www.russell.com

On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company, and Frank Russell Investment Management Company changed its name to Russell Investment Management Company.



                                                            36-08-095 (1 04/07)

LIFEPOINTS(R) FUNDS

2007 Semiannual Report

CLASS A, C, E, R1, R2, R3, AND S SHARES:

EQUITY GROWTH STRATEGY FUND (formerly Equity Aggressive Strategy Fund)

GROWTH STRATEGY FUND (formerly Aggressive Strategy Fund)

BALANCED STRATEGY FUND

MODERATE STRATEGY FUND

CONSERVATIVE STRATEGY FUND

CLASS A, E, R1, R2, R3, AND S SHARES:

2010 STRATEGY FUND

2020 STRATEGY FUND

2030 STRATEGY FUND

2040 STRATEGY FUND

APRIL 30, 2007

                                                                  (RUSSELL LOGO)

Russell Investment Company

Russell Investment Company is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on nine of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                           Russell Investment Company

                              LifePoints(R) Funds

                               Semiannual Report

                           April 30, 2007 (Unaudited)

                               Table of Contents

                                                                            Page
Equity Growth Strategy Fund..........................................         3

Growth Strategy Fund.................................................         6

Balanced Strategy Fund...............................................         9

Moderate Strategy Fund...............................................        12

Conservative Strategy Fund...........................................        15

2010 Strategy Fund...................................................        18

2020 Strategy Fund...................................................        21

2030 Strategy Fund...................................................        24

2040 Strategy Fund...................................................        27

Statement of Assets and Liabilities..................................        30

Statement of Operations..............................................        34

Statements of Changes in Net Assets..................................        36

Financial Highlights.................................................        40

Notes to Financial Highlights........................................        54

Notes to Financial Statements........................................        55

Basis for Approval of Investment Advisory Contracts..................        74

Shareholder Requests for Additional Information......................        78

Disclosure of Information about Fund Directors.......................        79

Manager, Money Managers and Service Providers........................        84

Russell Investment Company - LifePoints Funds.

Copyright (c) Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company ("RIC"). RIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Russell Investment Management Company ("RIMCo"). Effective July 1, 2006 RIMCo changed its name from Frank Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

RUSSELL INVESTMENT COMPANY
EQUITY GROWTH STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,100.70      $     1,023.55
Expenses Paid During
Period*                       $         1.30      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,095.90      $     1,019.84
Expenses Paid During
Period*                       $         5.20      $         5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,100.70      $     1,023.55
Expenses Paid During
Period*                       $         1.30      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  Equity Growth Strategy Fund  3

RUSSELL INVESTMENT COMPANY
EQUITY GROWTH STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R1                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,101.50      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R2                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,100.40      $     1,023.55
Expenses Paid During
Period*                       $         1.30      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R3                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,099.50      $     1,022.32
Expenses Paid During
Period*                       $         2.60      $         2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,101.50      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 4  Equity Growth Strategy Fund

RUSSELL INVESTMENT COMPANY
EQUITY GROWTH STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Russell Investment Company Series Mutual
   Funds - Class S Shares

Domestic Equities - 64.8%
Diversified Equity Fund                            10,146,050         516,941
Quantitative Equity Fund                           11,643,373         497,405
Real Estate Securities Fund                         2,477,899         138,886
Special Growth Fund                                 2,606,591         139,036
                                                                 ------------
                                                                    1,292,268
                                                                 ------------

International Equities - 35.0%
Emerging Markets Fund                               4,503,447         100,337
Global Equity Fund                                 13,282,616         139,202
International Securities Fund                       5,642,550         457,836
                                                                 ------------
                                                                      697,375
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $1,585,713)                                        1,989,643

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              3,233
                                                                 ------------

NET ASSETS - 100.0%                                                 1,992,876
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Domestic Equities                                            64.8
International Equities                                       35.0
                                                  ---------------
Total Investments                                            99.8
Other Assets and Liabilities, Net                             0.2
                                                  ---------------

                                                            100.0
                                                  ===============

  See accompanying notes which are an integral part of the financial statements.

                                                  Equity Growth Strategy Fund  5

RUSSELL INVESTMENT COMPANY
GROWTH STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,084.30      $     1,023.55
Expenses Paid During
Period*                       $         1.29      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,080.10      $     1,019.84
Expenses Paid During
Period*                       $         5.16      $         5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,084.20      $     1,023.55
Expenses Paid During
Period*                       $         1.29      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 6  Growth Strategy Fund

RUSSELL INVESTMENT COMPANY
GROWTH STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R1                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,085.90      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R2                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,084.90      $     1,023.55
Expenses Paid During
Period*                       $         1.29      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R3                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,082.70      $     1,022.32
Expenses Paid During
Period*                       $         2.58      $         2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,085.90      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                         Growth Strategy Fund  7

RUSSELL INVESTMENT COMPANY
GROWTH STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Other Russell Investment Company Series Mutual
   Funds -Class S Shares

Bonds - 20.1%
Multistrategy Bond Fund                            76,654,255         797,204
                                                                 ------------

Domestic Equities - 52.7%
Diversified Equity Fund                            16,293,049         830,131
Quantitative Equity Fund                           18,532,400         791,704
Real Estate Securities Fund                         4,195,391         235,152
Special Growth Fund                                 4,425,090         236,034
                                                                 ------------
                                                                    2,093,021
                                                                 ------------

International Equities - 27.1%
Emerging Markets Fund                               7,286,647         162,347
Global Equity Fund                                 22,626,860         237,129
International Securities Fund                       8,328,821         675,801
                                                                 ------------
                                                                    1,075,277
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $3,301,149)                                        3,965,502

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                              5,053
                                                                 ------------

NET ASSETS - 100.0%                                                 3,970,555
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                        20.1
Domestic Equities                                            52.7
International Equities                                       27.1
                                                  ---------------
Total Investments                                            99.9
Other Assets and Liabilities, Net                             0.1
                                                  ---------------

                                                            100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 8  Growth Strategy Fund

RUSSELL INVESTMENT COMPANY
BALANCED STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,070.10      $     1,023.55
Expenses Paid During
Period*                       $         1.28      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,065.80      $     1,019.84
Expenses Paid During
Period*                       $         5.12      $         5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,070.00      $     1,023.55
Expenses Paid During
Period*                       $         1.28      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                       Balanced Strategy Fund  9

RUSSELL INVESTMENT COMPANY
BALANCED STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R1                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,071.00      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R2                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,070.20      $     1,023.55
Expenses Paid During
Period*                       $         1.28      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R3                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,069.50      $     1,022.32
Expenses Paid During
Period*                       $         2.57      $         2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,071.00      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 10  Balanced Strategy Fund

RUSSELL INVESTMENT COMPANY
BALANCED STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Other Russell Investment Company Series Mutual
   Funds - Class S Shares

Bonds - 39.8%
Multistrategy Bond Fund                           212,781,702       2,212,930
                                                                 ------------

Domestic Equities - 38.8%
Diversified Equity Fund                            16,346,781         832,868
Quantitative Equity Fund                           19,454,701         831,105
Real Estate Securities Fund                         4,866,890         272,789
Special Growth Fund                                 4,122,834         219,912
                                                                 ------------
                                                                    2,156,674
                                                                 ------------

International Equities - 21.3%
Emerging Markets Fund                               7,718,547         171,969
Global Equity Fund                                 21,227,304         222,462
International Securities Fund                       9,707,220         787,644
                                                                 ------------
                                                                    1,182,075
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $4,725,827)                                        5,551,679

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                              7,212
                                                                 ------------

NET ASSETS - 100.0%                                                 5,558,891
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                        39.8
Domestic Equities                                            38.8
International Equities                                       21.3
                                                  ---------------
Total Investments                                            99.9
Other Assets and Liabilities, Net                             0.1
                                                  ---------------

                                                            100.0
                                                  ===============

  See accompanying notes which are an integral part of the financial statements.

                                                      Balanced Strategy Fund  11

RUSSELL INVESTMENT COMPANY
MODERATE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,053.10      $     1,023.55
Expenses Paid During
Period*                       $         1.27      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,049.50      $     1,019.84
Expenses Paid During
Period*                       $         5.08      $         5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,053.10      $     1,023.55
Expenses Paid During
Period*                       $         1.27      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 12  Moderate Strategy Fund

RUSSELL INVESTMENT COMPANY
MODERATE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R1                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,055.10      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R2                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,052.40      $     1,023.55
Expenses Paid During
Period*                       $         1.27      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R3                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,051.60      $     1,022.32
Expenses Paid During
Period*                       $         2.54      $         2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,054.20      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                      Moderate Strategy Fund  13

RUSSELL INVESTMENT COMPANY
MODERATE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Other Russell Investment Company Series Mutual
   Funds - Class S Shares

Bonds - 60.0%
Multistrategy Bond Fund                            69,006,745         717,670
                                                                 ------------

Domestic Equities - 25.9%
Diversified Equity Fund                             2,345,721         119,515
Quantitative Equity Fund                            2,797,723         119,519
Real Estate Securities Fund                           631,529          35,397
Special Growth Fund                                   668,262          35,645
                                                                 ------------
                                                                      310,076
                                                                 ------------

International Equities - 14.0%
Emerging Markets Fund                               1,063,335          23,691
Global Equity Fund                                  3,417,835          35,819
International Securities Fund                       1,322,642         107,319
                                                                 ------------
                                                                      166,829
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $1,060,406)                                        1,194,575

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                              1,375
                                                                 ------------

NET ASSETS - 100.0%                                                 1,195,950
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                        60.0
Domestic Equities                                            25.9
International Equities                                       14.0
                                                  ---------------
Total Investments                                            99.9
Other Assets and Liabilities, Net                             0.1
                                                  ---------------

                                                            100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 14  Moderate Strategy Fund

RUSSELL INVESTMENT COMPANY
CONSERVATIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,034.20      $     1,023.55
Expenses Paid During
Period*                       $         1.26      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,031.50      $     1,019.84
Expenses Paid During
Period*                       $         5.04      $         5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,035.00      $     1,023.55
Expenses Paid During
Period*                       $         1.26      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  Conservative Strategy Fund  15

RUSSELL INVESTMENT COMPANY
CONSERVATIVE STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R1                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
December 29, 2006             $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,023.70      $     1,016.85
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since inception). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R2                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,034.10      $     1,023.55
Expenses Paid During
Period*                       $         1.26      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R3                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,033.60      $     1,022.32
Expenses Paid During
Period*                       $         2.52      $         2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,036.20      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 16  Conservative Strategy Fund

RUSSELL INVESTMENT COMPANY
CONSERVATIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Other Russell Investment Company Series Mutual
   Funds - Class S Shares

Bonds - 80.2%
Multistrategy Bond Fund                            27,444,318         285,421
Short Duration Bond Fund                            5,078,662          94,971
                                                                 ------------
                                                                      380,392
                                                                 ------------

Domestic Equities - 13.8%
Diversified Equity Fund                               552,650          28,157
Quantitative Equity Fund                              550,811          23,531
Real Estate Securities Fund                           249,618          13,991
                                                                 ------------
                                                                       65,679
                                                                 ------------

International Equities - 6.0%
Global Equity Fund                                    896,707           9,397
International Securities Fund                         232,471          18,863
                                                                 ------------
                                                                       28,260
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $439,530)                                            474,331

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                156
                                                                 ------------

NET ASSETS - 100.0%                                                   474,487
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                        80.2
Domestic Equities                                            13.8
International Equities                                        6.0
                                                  ---------------
Total Investments                                           100.0
Other Assets and Liabilities, Net                             0.0
                                                  ---------------

                                                            100.0
                                                  ===============

  See accompanying notes which are an integral part of the financial statements.

                                                  Conservative Strategy Fund  17

RUSSELL INVESTMENT COMPANY
2010 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,052.50      $     1,023.55
Expenses Paid During
Period*                       $         1.27      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,052.50      $     1,023.55
Expenses Paid During
Period*                       $         1.27      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R1                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,053.70      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 18  2010 Strategy Fund

RUSSELL INVESTMENT COMPANY
2010 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R2                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 10, 2006             $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,051.20      $     1,022.43
Expenses Paid During
Period*                       $         1.16      $         1.14

* Expenses are equal to the Fund's annualized expense ratio of 0.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 172/365 (to reflect the period since inception). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R3                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,051.50      $     1,022.32
Expenses Paid During
Period*                       $         2.54      $         2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,052.70      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                          2010 Strategy Fund  19

RUSSELL INVESTMENT COMPANY
2010 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Other Russell Investment Company Series Mutual
   Funds - Class S Shares

Bonds - 62.3%
Multistrategy Bond Fund                             1,196,670          12,445
Short Duration Bond Fund                               22,144             414
                                                                 ------------
                                                                       12,859
                                                                 ------------

Domestic Equities - 24.6%
Diversified Equity Fund                                38,409           1,957
Quantitative Equity Fund                               45,917           1,962
Real Estate Securities Fund                            10,910             611
Special Growth Fund                                    10,327             551
                                                                 ------------
                                                                        5,081
                                                                 ------------

International Equities - 13.1%
Emerging Markets Fund                                  16,518             368
Global Equity Fund                                     56,763             595
International Securities Fund                          21,554           1,749
                                                                 ------------
                                                                        2,712
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $19,968)                                              20,652

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                 (5)
                                                                 ------------

NET ASSETS - 100.0%                                                    20,647
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                        62.3
Domestic Equities                                            24.6
International Equities                                       13.1
                                                  ---------------
Total Investments                                           100.0
Other Assets and Liabilities, Net                             0.0
                                                  ---------------

                                                            100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 20  2010 Strategy Fund

RUSSELL INVESTMENT COMPANY
2020 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,072.90      $     1,023.55
Expenses Paid During
Period*                       $         1.28      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,072.40      $     1,023.55
Expenses Paid During
Period*                       $         1.28      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R1                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,074.40      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                          2020 Strategy Fund  21

RUSSELL INVESTMENT COMPANY
2020 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R2                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,073.40      $     1,023.55
Expenses Paid During
Period*                       $         1.29      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R3                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,071.60      $     1,022.32
Expenses Paid During
Period*                       $         2.57      $         2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,074.40      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 22  2020 Strategy Fund

RUSSELL INVESTMENT COMPANY
2020 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Other Russell Investment Company Series Mutual
   Funds - Class S Shares

Bonds - 39.2%
Multistrategy Bond Fund                             2,277,201          23,683
                                                                 ------------

Domestic Equities - 39.5%
Diversified Equity Fund                               180,209           9,182
Quantitative Equity Fund                              215,144           9,191
Real Estate Securities Fund                            53,942           3,023
Special Growth Fund                                    46,120           2,460
                                                                 ------------
                                                                       23,856
                                                                 ------------

International Equities - 21.2%
Emerging Markets Fund                                  82,098           1,829
Global Equity Fund                                    235,245           2,465
International Securities Fund                         105,074           8,526
                                                                 ------------
                                                                       12,820
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $57,839)                                              60,359

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                 50
                                                                 ------------

NET ASSETS - 100.0%                                                    60,409
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                        39.2
Domestic Equities                                            39.5
International Equities                                       21.2
                                                  ---------------
Total Investments                                            99.9
Other Assets and Liabilities, Net                             0.1
                                                  ---------------

                                                            100.0
                                                  ===============

  See accompanying notes which are an integral part of the financial statements.

                                                          2020 Strategy Fund  23

RUSSELL INVESTMENT COMPANY
2030 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,095.90      $     1,023.55
Expenses Paid During
Period*                       $         1.30      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,096.00      $     1,023.55
Expenses Paid During
Period*                       $         1.30      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R1                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,097.20      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 24  2030 Strategy Fund

RUSSELL INVESTMENT COMPANY
2030 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R2                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,096.30      $     1,023.55
Expenses Paid During
Period*                       $         1.30      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R3                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,094.10      $     1,022.32
Expenses Paid During
Period*                       $         2.60      $         2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,096.30      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                          2030 Strategy Fund  25

RUSSELL INVESTMENT COMPANY
2030 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Russell Investment Company Series Mutual
   Funds - Class S Shares

Bonds - 6.0%
Multistrategy Bond Fund                               241,531           2,512
                                                                 ------------

Domestic Equities - 61.2%
Diversified Equity Fund                               194,976           9,934
Quantitative Equity Fund                              232,765           9,944
Real Estate Securities Fund                            49,371           2,767
Special Growth Fund                                    51,911           2,769
                                                                 ------------
                                                                       25,414
                                                                 ------------

International Equities - 32.6%
Emerging Markets Fund                                  87,233           1,944
Global Equity Fund                                    264,736           2,774
International Securities Fund                         108,423           8,797
                                                                 ------------
                                                                       13,515
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $38,991)                                              41,441

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                 72
                                                                 ------------

NET ASSETS - 100.0%                                                    41,513
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Bonds                                                         6.0
Domestic Equities                                            61.2
International Equities                                       32.6
                                                  ---------------
Total Investments                                            99.8
Other Assets and Liabilities, Net                             0.2
                                                  ---------------

                                                            100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 26  2030 Strategy Fund

RUSSELL INVESTMENT COMPANY
2040 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,100.00      $     1,023.55
Expenses Paid During
Period*                       $         1.30      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,101.00      $     1,023.55
Expenses Paid During
Period*                       $         1.30      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R1                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,101.20      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                          2040 Strategy Fund  27

RUSSELL INVESTMENT COMPANY
2040 STRATEGY FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R2                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,100.70      $     1,023.55
Expenses Paid During
Period*                       $         1.30      $         1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS R3                       PERFORMANCE      BEFORE EXPENSES)
--------                      --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,099.00      $     1,022.32
Expenses Paid During
Period*                       $         2.60      $         2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,101.20      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 28  2040 Strategy Fund

RUSSELL INVESTMENT COMPANY
2040 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Russell Investment Company Series Mutual
   Funds - Class S Shares

Domestic Equities - 64.8%
Diversified Equity Fund                               131,873           6,719
Quantitative Equity Fund                              157,671           6,736
Real Estate Securities Fund                            32,701           1,833
Special Growth Fund                                    34,479           1,839
                                                                 ------------
                                                                       17,127
                                                                 ------------

International Equities - 35.0%
Emerging Markets Fund                                  58,938           1,313
Global Equity Fund                                    176,188           1,846
International Securities Fund                          74,989           6,085
                                                                 ------------
                                                                        9,244
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $24,417)                                              26,371

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                 45
                                                                 ------------

NET ASSETS - 100.0%                                                    26,416
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Domestic Equities                                            64.8
International Equities                                       35.0
                                                  ---------------
Total Investments                                            99.8
Other Assets and Liabilities, Net                             0.2
                                                  ---------------

                                                            100.0
                                                  ===============

  See accompanying notes which are an integral part of the financial statements.

                                                          2040 Strategy Fund  29

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2007 (UNAUDITED)

                                         EQUITY GROWTH         GROWTH STRATEGY       BALANCED STRATEGY      MODERATE STRATEGY
AMOUNTS IN THOUSANDS                     STRATEGY FUND              FUND                   FUND                    FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost       $         1,585,713    $         3,301,149    $         4,725,827    $          1,060,406
-------------------------------------------------------------------------------------------------------------------------------
Investments, at market                          1,989,643              3,965,502              5,551,679               1,194,575
Receivables:
      Investments sold                                 --                     --                     --                   4,074
      Fund shares sold                             10,155                 14,869                 21,133                   3,601
      From Adviser                                    111                    251                    389                      90
Prepaid expenses                                      122                    213                    243                      63
                                      -------------------    -------------------    -------------------    --------------------
Total assets                                    2,000,031              3,980,835              5,573,444               1,202,403
                                      -------------------    -------------------    -------------------    --------------------

LIABILITIES
Payables:
      Investments purchased                         2,684                  1,504                  2,977                      --
      Fund shares redeemed                          3,570                  7,053                  9,132                   5,902
      Accrued fees to affiliates                      865                  1,683                  2,396                     513
      Other accrued expenses                           36                     40                     48                      38
                                      -------------------    -------------------    -------------------    --------------------
Total liabilities                                   7,155                 10,280                 14,553                   6,453
                                      -------------------    -------------------    -------------------    --------------------

NET ASSETS                            $         1,992,876    $         3,970,555    $         5,558,891    $          1,195,950
                                      ===================    ===================    ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed)
  net investment income               $              (841)   $            (1,568)   $            (2,303)   $               (504)
Accumulated net realized gain
(loss)                                             23,668                105,564                 92,327                  14,106
Unrealized appreciation
  (depreciation) on investments                   403,930                664,353                825,852                 134,169
Shares of beneficial interest                       1,549                  3,076                  4,455                   1,021
Additional paid-in capital                      1,564,570              3,199,130              4,638,560               1,047,158
                                      -------------------    -------------------    -------------------    --------------------
NET ASSETS                            $         1,992,876    $         3,970,555    $         5,558,891    $          1,195,950
                                      ===================    ===================    ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 30  Statement of Assets and Liabilities

    CONSERVATIVE STRATEGY    2010 STRATEGY     2020 STRATEGY     2030 STRATEGY     2040 STRATEGY
            FUND                  FUND              FUND              FUND              FUND
-------------------------------------------------------------------------------------------------
       $      439,530        $       19,968    $       57,839    $       38,991    $       24,417
-------------------------------------------------------------------------------------------------
              474,331                20,652            60,359            41,441            26,371
                   19                    --                --                --                 5
                1,252                    44               225               162                63
                   55                    17                14                13                12
                   32                     5                 8                 8                 8
       --------------        --------------    --------------    --------------    --------------
              475,689                20,718            60,606            41,624            26,459
       --------------        --------------    --------------    --------------    --------------

                   --                    10                99                70                --
                  964                    31                63                10                13
                  202                     6                16                11                 8
                   36                    24                19                20                22
       --------------        --------------    --------------    --------------    --------------
                1,202                    71               197               111                43
       --------------        --------------    --------------    --------------    --------------

       $      474,487        $       20,647    $       60,409    $       41,513    $       26,416
       ==============        ==============    ==============    ==============    ==============
       $         (201)       $           (5)   $           (7)   $          (10)   $          (10)
                1,073                   217               760               905               671
               34,801                   684             2,520             2,450             1,954
                  435                    19                51                34                21
              438,379                19,732            57,085            38,134            23,780
       --------------        --------------    --------------    --------------    --------------
       $      474,487        $       20,647    $       60,409    $       41,513    $       26,416
       ==============        ==============    ==============    ==============    ==============

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Assets and Liabilities  31

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

                                       EQUITY GROWTH        GROWTH STRATEGY      BALANCED STRATEGY      MODERATE STRATEGY
                                       STRATEGY FUND             FUND                  FUND                    FUND
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and
  redemption price per share:

   Net asset value per share:
      Class A*                      $             13.15   $             12.91   $             12.48    $              11.71
   Maximum offering price per
      share (Net asset value plus
      sales charge of 5.75%):
      Class A                       $             13.95   $             13.70   $             13.24    $              12.42
      Class A -- Net assets         $       314,204,640   $       896,291,405   $     1,205,850,718    $        187,322,137
      Class A -- Shares
         outstanding ($.01 par
         value)                              23,899,702            69,422,428            96,644,554              16,002,018

   Net asset value per share:
      Class C*                      $             12.53   $             12.82   $             12.41    $              11.65
      Class C -- Net assets         $       563,021,189   $     1,045,985,300   $     1,576,867,410    $        276,982,135
      Class C -- Shares
         outstanding ($.01 par
         value)                              44,941,980            81,589,726           127,097,342              23,774,445

   Net asset value per share:
      Class E*                      $             12.92   $             12.93   $             12.50    $              11.71
      Class E -- Net assets         $       295,008,330   $       595,460,028   $       712,099,781    $        205,278,100
      Class E -- Shares
         outstanding ($.01 par
         value)                              22,825,233            46,060,398            56,958,618              17,523,498

   Net asset value per share:
      Class R1*                     $             13.09   $             13.00   $             12.56    $              11.75
      Class R1 -- Net assets        $         3,628,131   $         8,167,873   $        15,473,011    $            710,306
      Class R1 -- Shares
         outstanding ($.01 par
         value)                                 277,081               628,467             1,231,959                  60,444

   Net asset value per share:
      Class R2*                     $             12.93   $             12.94   $             12.50    $              11.71
      Class R2 -- Net assets        $        22,678,036   $        14,871,029   $        20,766,398    $          3,401,808
      Class R2 -- Shares
         outstanding ($.01 par
         value)                               1,753,456             1,149,608             1,661,877                 290,555

   Net asset value per share:
      Class R3*                     $             12.91   $             12.95   $             12.50    $              11.74
      Class R3 -- Net assets        $       510,132,521   $       929,927,535   $     1,259,231,517    $        386,188,194
      Class R3 -- Shares
         outstanding ($.01 par
         value)                              39,525,803            71,803,409           100,719,500              32,883,412

   Net asset value per share:
      Class S*                      $             13.10   $             13.00   $             12.56    $              11.75
      Class S -- Net assets         $       284,202,938   $       479,851,549   $       768,602,240    $        136,067,389
      Class S -- Shares
         outstanding ($.01 par
         value)                              21,699,891            36,924,327            61,192,739              11,582,610
---------------------------------------------------------------------------------------------------------------------------
* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

 32  Statement of Assets and Liabilities

    CONSERVATIVE STRATEGY    2010 STRATEGY     2020 STRATEGY     2030 STRATEGY     2040 STRATEGY
            FUND                  FUND              FUND              FUND              FUND
-------------------------------------------------------------------------------------------------
       $        10.89        $        11.08    $        11.81    $        12.26    $        12.44
       $        11.55        $        11.76    $        12.53    $        13.01    $        13.20
       $   50,550,475        $    1,569,475    $    1,727,298    $    3,284,467    $    1,831,090
            4,643,218               141,595           146,207           267,870           147,216

       $        10.84        $           --    $           --    $           --    $           --
       $   90,046,995        $           --    $           --    $           --    $           --
            8,305,400                    --                --                --                --

       $        10.91        $        11.10    $        11.81    $        12.27    $        12.45
       $   84,787,899        $    4,201,042    $    6,738,018    $    8,858,248    $    5,499,650
            7,769,390               378,551           570,301           722,014           441,787

       $        10.94        $        11.10    $        11.82    $        12.27    $        12.46
       $      940,851        $    1,331,502    $   10,989,139    $    1,819,446    $      926,783
               85,993               119,915           929,739           148,258            74,397

       $        10.91        $        11.10    $        11.81    $        12.26    $        12.45
       $    2,759,819        $      410,393    $    3,106,966    $    2,333,828    $    1,419,514
              253,019                36,983           263,098           190,398           114,007

       $        10.94        $        11.09    $        11.79    $        12.26    $        12.43
       $  194,969,236        $    8,848,106    $   27,072,417    $   17,920,104    $   13,370,497
           17,817,399               798,036         2,296,204         1,461,789         1,075,345

       $        10.95        $        11.11    $        11.81    $        12.27    $        12.46
       $   50,431,699        $    4,286,745    $   10,775,152    $    7,297,085    $    3,368,398
            4,606,845               385,975           912,085           594,753           270,385
-------------------------------------------------------------------------------------------------

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Assets and Liabilities  33

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2007 (UNAUDITED)

                                         EQUITY GROWTH      GROWTH STRATEGY     BALANCED STRATEGY    MODERATE STRATEGY
AMOUNTS IN THOUSANDS                     STRATEGY FUND            FUND                FUND                 FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income distributions from
         Underlying Funds               $         44,290    $         87,969    $        126,798     $          26,556
                                        ----------------    ----------------    ----------------     -----------------

EXPENSES
      Advisory fees                                1,763               3,599               5,118                 1,133
      Administrative fees                            441                 900               1,279                   283
      Custodian fees                                  25                  26                  29                    25
      Distribution fees - Class A                    321                 974               1,359                   215
      Distribution fees - Class C                  1,855               3,523               5,393                   979
      Distribution fees - Class R3                   580               1,081               1,472                   467
      Transfer agent fees                          1,325               2,703               3,843                   567
      Professional fees                               29                  40                  51                    26
      Registration fees                               83                 117                 143                    59
      Shareholder servicing fees -
         Class C                                     618               1,175               1,798                   326
      Shareholder servicing fees -
         Class E                                     337                 687                 826                   240
      Shareholder servicing fees -
         Class R2                                     26                  16                  22                     3
      Shareholder servicing fees -
         Class R3                                    580               1,081               1,472                   467
      Trustees' fees                                  18                  37                  54                    12
      Printing fees                                   25                  54                  78                    23
      Miscellaneous                                   22                  25                  34                    13
                                        ----------------    ----------------    ----------------     -----------------
      Expenses before reductions                   8,048              16,038              22,971                 4,838
      Expense reductions                          (3,721)             (7,501)            (10,629)               (2,134)
                                        ----------------    ----------------    ----------------     -----------------
Net expenses                                       4,327               8,537              12,342                 2,704
                                        ----------------    ----------------    ----------------     -----------------
Net investment income (loss)                      39,963              79,432             114,456                23,852
                                        ----------------    ----------------    ----------------     -----------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS)
Net realized gain (loss) on:
      Investments                                 (3,825)             (3,102)                622                 3,111
      Capital gain distributions
         from Underlying Funds                    83,128             138,489             153,473                22,127
                                        ----------------    ----------------    ----------------     -----------------
Net realized gain (loss)                          79,303             135,387             154,095                25,238
Net change in unrealized
   appreciation (depreciation) on
   investments                                    48,299              75,911              76,930                 9,027
                                        ----------------    ----------------    ----------------     -----------------
Net realized and unrealized gain
   (loss)                                        127,602             211,298             231,025                34,265
                                        ----------------    ----------------    ----------------     -----------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS               $        167,565    $        290,730    $        345,481     $          58,117
                                        ================    ================    ================     =================

See accompanying notes which are an integral part of the financial statements.

 34  Statement of Operations

       CONSERVATIVE STRATEGY    2010 STRATEGY     2020 STRATEGY     2030 STRATEGY       2040 STRATEGY
               FUND                  FUND              FUND              FUND               FUND
-------------------------------------------------------------------------------------------------------
         $           9,835      $          315    $          833    $          629    $             424
         -----------------      --------------    --------------    --------------    -----------------

                       453                  15                43                29                   20
                       113                   4                11                 7                    5
                        24                  22                22                22                   21
                        61                   2                 2                 4                    3
                       310                  --                --                --                   --
                       235                   8                23                15                   10
                       227                   6                11                 7                   10
                        22                  18                19                19                   19
                        43                  33                34                35                   33
                       103                  --                --                --                   --
                       103                   4                 6                 8                    6
                         3                  --                 2                 2                    2
                       236                   7                23                16                   11
                         5                  --                --                --                   --
                         8                  --                --                --                   --
                         7                   1                 2                 3                    3
         -----------------      --------------    --------------    --------------    -----------------
                     1,953                 120               198               167                  143
                      (902)                (99)             (142)             (122)                (111)
         -----------------      --------------    --------------    --------------    -----------------
                     1,051                  21                56                45                   32
         -----------------      --------------    --------------    --------------    -----------------
                     8,784                 294               777               584                  392
         -----------------      --------------    --------------    --------------    -----------------

                      (350)                  6               (88)             (178)                 (89)
                     3,958                 224               915             1,098                  783
         -----------------      --------------    --------------    --------------    -----------------
                     3,608                 230               827               920                  694
                     3,029                 282             1,365             1,163                  830
         -----------------      --------------    --------------    --------------    -----------------
                     6,637                 512             2,192             2,083                1,524
         -----------------      --------------    --------------    --------------    -----------------
         $          15,421      $          806    $        2,969    $        2,667    $           1,916
         =================      ==============    ==============    ==============    =================

  See accompanying notes which are an integral part of the financial statements.

                                                     Statement of Operations  35

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         EQUITY GROWTH
                                                                                         STRATEGY FUND
                                                                          -------------------------------------------
                                                                              SIX MONTHS             FISCAL YEAR
                                                                                 ENDED                  ENDED
                                                                            APRIL 30, 2007           OCTOBER 31,
AMOUNTS IN THOUSANDS                                                          (UNAUDITED)                2006
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                        $            39,963    $              8,323
      Net realized gain (loss)                                                         79,303                  42,188
      Net change in unrealized appreciation (depreciation)                             48,299                 171,928
                                                                          -------------------    --------------------
Net increase (decrease) in net assets from operations                                 167,565                 222,439
                                                                          -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class A                                                                       (5,814)                 (1,113)
         Class C                                                                      (10,667)                 (1,649)
         Class E                                                                       (6,724)                 (1,894)
         Class R1                                                                         (39)                     (2)
         Class R2                                                                        (477)                    (58)
         Class R3                                                                     (10,707)                 (2,476)
         Class S                                                                       (6,376)                 (1,825)
      From net realized gain
         Class A                                                                       (5,675)                   (773)
         Class C                                                                      (12,082)                 (2,330)
         Class E                                                                       (6,640)                 (1,512)
         Class R1                                                                         (33)                     --
         Class R2                                                                        (490)                     --
         Class R3                                                                     (11,067)                 (2,450)
         Class S                                                                       (5,974)                 (1,036)
                                                                          -------------------    --------------------
Net decrease in net assets from distributions                                         (82,765)                (17,118)
                                                                          -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                   334,898                 354,934
                                                                          -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                           419,698                 560,255

NET ASSETS
      Beginning of period                                                           1,573,178               1,012,923
                                                                          -------------------    --------------------

      End of period                                                       $         1,992,876    $          1,573,178
                                                                          ===================    ====================

      Undistributed (overdistributed) net investment income included
       in net assets                                                      $              (841)   $                 --

See accompanying notes which are an integral part of the financial statements.

 36  Statements of Changes in Net Assets

           GROWTH STRATEGY                 BALANCED STRATEGY                MODERATE STRATEGY
                 FUND                             FUND                             FUND
    ------------------------------   ------------------------------   ------------------------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED
    APRIL 30, 2007    OCTOBER 31,    APRIL 30, 2007    OCTOBER 31,    APRIL 30, 2007    OCTOBER 31,
     (UNAUDITED)         2006         (UNAUDITED)         2006         (UNAUDITED)         2006
----------------------------------------------------------------------------------------------------

    $      79,432    $      36,594   $     114,456    $      80,801   $      23,852    $      23,836
          135,387           79,360         154,095           99,514          25,238           17,468
           75,911          301,064          76,930          346,794           9,027           54,674
    -------------    -------------   -------------    -------------   -------------    -------------
          290,730          417,018         345,481          527,109          58,117           95,978
    -------------    -------------   -------------    -------------   -------------    -------------

          (18,144)          (8,063)        (26,026)         (17,803)         (3,921)          (3,921)
          (18,824)          (6,285)        (29,232)         (17,561)         (4,965)          (4,188)
          (13,142)          (7,199)        (15,813)         (12,392)         (4,338)          (4,539)
             (147)             (11)           (288)             (36)             (5)              --
             (281)             (94)           (422)            (184)            (52)             (36)
          (19,378)          (9,686)        (26,752)         (19,967)         (7,932)          (8,115)
          (11,084)          (6,661)        (18,226)         (14,926)         (3,143)          (3,498)
          (16,479)          (2,041)        (20,715)          (3,917)         (2,586)            (841)
          (20,338)          (3,154)        (27,473)          (6,200)         (3,931)          (1,227)
          (12,077)          (2,130)        (12,667)          (3,141)         (2,864)          (1,074)
             (122)              --            (213)              --              --               --
             (263)              --            (343)              --             (31)              --
          (18,821)          (3,285)        (22,633)          (5,589)         (5,554)          (2,049)
           (9,702)          (1,639)        (13,918)          (3,226)         (2,000)            (751)
    -------------    -------------   -------------    -------------   -------------    -------------
         (158,802)         (50,248)       (214,721)        (104,942)        (41,322)         (30,239)
    -------------    -------------   -------------    -------------   -------------    -------------

          541,445          672,683         647,378          883,432          86,240          135,316
    -------------    -------------   -------------    -------------   -------------    -------------

          673,373        1,039,453         778,138        1,305,599         103,035          201,055

        3,297,182        2,257,729       4,780,753        3,475,154       1,092,915          891,860
    -------------    -------------   -------------    -------------   -------------    -------------

    $   3,970,555    $   3,297,182   $   5,558,891    $   4,780,753   $   1,195,950    $   1,092,915
    =============    =============   =============    =============   =============    =============

    $      (1,568)   $          --   $      (2,303)   $          --   $        (504)   $          --

         CONSERVATIVE STRATEGY
                  FUND
     ------------------------------
       SIX MONTHS      FISCAL YEAR
         ENDED            ENDED
     APRIL 30, 2007    OCTOBER 31,
      (UNAUDITED)         2006
---
     $       8,784    $      12,967
             3,608           10,779
             3,029            6,676
     -------------    -------------
            15,421           30,422
     -------------    -------------
            (1,031)          (1,367)
            (1,457)          (2,049)
            (1,736)          (3,057)
                (8)              --
               (41)             (47)
            (3,662)          (5,092)
            (1,050)          (1,544)
            (1,062)            (249)
            (1,774)            (548)
            (1,797)          (1,124)
                --               --
               (36)              --
            (4,073)          (1,006)
              (996)            (278)
     -------------    -------------
           (18,723)         (16,361)
     -------------    -------------
            34,894          (90,628)
     -------------    -------------
            31,592          (76,567)
           442,895          519,462
     -------------    -------------
     $     474,487    $     442,895
     =============    =============
     $        (201)   $          --

  See accompanying notes which are an integral part of the financial statements.

                                         Statements of Changes in Net Assets  37

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

                                                                                         2010 STRATEGY
                                                                                             FUND
                                                                          -------------------------------------------
                                                                              SIX MONTHS             FISCAL YEAR
                                                                                 ENDED                  ENDED
                                                                            APRIL 30, 2007           OCTOBER 31,
AMOUNTS IN THOUSANDS                                                          (UNAUDITED)                2006
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                        $               294    $                158
      Net realized gain (loss)                                                            230                     128
      Net change in unrealized appreciation (depreciation)                                282                     395
                                                                          -------------------    --------------------
Net increase (decrease) in net assets from operations                                     806                     681
                                                                          -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class A                                                                          (39)                    (35)
         Class E                                                                          (49)                    (32)
         Class R1                                                                         (26)                     (2)
         Class R2                                                                          (3)                     --
         Class R3                                                                        (105)                    (55)
         Class S                                                                          (77)                    (35)
      From net realized gain
         Class A                                                                          (21)                     --
         Class E                                                                          (20)                     --
         Class R1                                                                         (13)                     --
         Class R2                                                                          --                      --
         Class R3                                                                         (48)                     --
         Class S                                                                          (37)                     --
                                                                          -------------------    --------------------
Net decrease in net assets from distributions                                            (438)                   (159)
                                                                          -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                    11,533                   3,423
                                                                          -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                            11,901                   3,945

NET ASSETS
      Beginning of period                                                               8,746                   4,801
                                                                          -------------------    --------------------

      End of period                                                       $            20,647    $              8,746
                                                                          ===================    ====================

      Undistributed (overdistributed) net investment income included
       in net assets                                                      $                (5)   $                 --

See accompanying notes which are an integral part of the financial statements.

 38  Statements of Changes in Net Assets

             2020 STRATEGY                      2030 STRATEGY                      2040 STRATEGY
                 FUND                               FUND                               FUND
    -------------------------------    -------------------------------    -------------------------------
      SIX MONTHS       FISCAL YEAR       SIX MONTHS       FISCAL YEAR       SIX MONTHS       FISCAL YEAR
        ENDED             ENDED            ENDED             ENDED            ENDED             ENDED
    APRIL 30, 2007     OCTOBER 31,     APRIL 30, 2007     OCTOBER 31,     APRIL 30, 2007     OCTOBER 31,
     (UNAUDITED)          2006          (UNAUDITED)          2006          (UNAUDITED)          2006
---------------------------------------------------------------------------------------------------------

    $         777     $         216    $         584     $         167    $         392     $         133
              827                54              920               126              694               153
            1,365             1,112            1,163             1,241              830             1,064
    -------------     -------------    -------------     -------------    -------------     -------------
            2,969             1,382            2,667             1,534            1,916             1,350
    -------------     -------------    -------------     -------------    -------------     -------------

              (22)              (31)             (73)              (40)             (49)              (26)
              (64)              (30)            (134)              (32)             (98)              (27)
             (207)               (7)             (19)               (3)              (9)               (1)
              (22)               (3)             (19)               (2)             (31)              (10)
             (288)              (91)            (234)              (63)            (156)              (44)
             (181)              (59)            (116)              (32)             (58)              (30)
               (4)               --              (17)               --              (21)               --
               (8)               (1)             (30)               --              (42)               --
              (33)               --               (4)               --               (3)               --
               (2)               --               (4)               --              (14)               --
              (42)               --              (56)               --              (70)               --
              (27)               --              (25)               --              (22)               --
    -------------     -------------    -------------     -------------    -------------     -------------
             (900)             (222)            (731)             (172)            (573)             (138)
    -------------     -------------    -------------     -------------    -------------     -------------

           37,406            15,187           20,365            13,348           11,570             7,532
    -------------     -------------    -------------     -------------    -------------     -------------

           39,475            16,347           22,301            14,710           12,913             8,744

           20,934             4,587           19,212             4,502           13,503             4,759
    -------------     -------------    -------------     -------------    -------------     -------------

    $      60,409     $      20,934    $      41,513     $      19,212    $      26,416     $      13,503
    =============     =============    =============     =============    =============     =============

    $          (7)    $          --    $         (10)    $           1    $         (10)    $          (1)

  See accompanying notes which are an integral part of the financial statements.

                                         Statements of Changes in Net Assets  39

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
EQUITY GROWTH STRATEGY FUND
Class A
April 30, 2007 *                                 12.55                .24                 1.00           1.24
October 31, 2006                                 10.63                .10                 2.00           2.10
October 31, 2005                                  9.42                .10                 1.22           1.32
October 31, 2004                                  8.50                .06                  .95           1.01
October 31, 2003 (2)                              6.38                .02                 2.13           2.15
-----------------------------------------------------------------------------------------------------------------
Class C
April 30, 2007 *                                 12.00                .18                  .95           1.13
October 31, 2006                                 10.20                .01                 1.93           1.94
October 31, 2005                                  9.07                .03                 1.17           1.20
October 31, 2004                                  8.23                .01                  .89            .90
October 31, 2003                                  6.60               (.01)                1.65           1.64
October 31, 2002                                  7.70               (.02)                (.93)          (.95)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                 12.35                .26                  .95           1.21
October 31, 2006                                 10.46                .11                 1.96           2.07
October 31, 2005                                  9.27                .11                 1.19           1.30
October 31, 2004                                  8.37                .08                  .91            .99
October 31, 2003                                  6.69                .04                 1.68           1.72
October 31, 2002                                  7.76                .03                 (.93)          (.90)
-----------------------------------------------------------------------------------------------------------------
Class R1
April 30, 2007 *                                 12.51                .15                 1.08           1.23
October 31, 2006 (11)                            11.57                .04                  .95            .99
-----------------------------------------------------------------------------------------------------------------
Class R2
April 30, 2007 *                                 12.35                .26                  .94           1.20
October 31, 2006 (8)                             11.60                .03                  .76            .79
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2007 *                                 12.33                .23                  .97           1.20
October 31, 2006                                 10.46                .08                 1.95           2.03
October 31, 2005                                  9.27                .09                 1.19           1.28
October 31, 2004                                  8.38                .06                  .91            .97
October 31, 2003                                  6.70                .02                 1.69           1.71
October 31, 2002                                  7.79                .01                 (.94)          (.93)
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                 12.51                .28                  .96           1.24
October 31, 2006                                 10.59                .14                 1.99           2.13
October 31, 2005                                  9.37                .15                 1.20           1.35
October 31, 2004                                  8.45                .11                  .91           1.02
October 31, 2003                                  6.75                .07                 1.69           1.76
October 31, 2002                                  7.83                .06                 (.96)          (.90)
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS
                                              FROM NET          FROM NET
                                          INVESTMENT INCOME   REALIZED GAIN
----------------------------------------
EQUITY GROWTH STRATEGY FUND
Class A
April 30, 2007 *                                (.32)             (.32)
October 31, 2006                                (.10)             (.08)
October 31, 2005                                (.11)               --
October 31, 2004                                (.09)               --
October 31, 2003 (2)                            (.03)               --
----------------------------------------
Class C
April 30, 2007 *                                (.28)             (.32)
October 31, 2006                                (.06)             (.08)
October 31, 2005                                (.07)               --
October 31, 2004                                (.06)               --
October 31, 2003                                (.01)               --
October 31, 2002                                (.01)             (.14)
----------------------------------------
Class E
April 30, 2007 *                                (.32)             (.32)
October 31, 2006                                (.10)             (.08)
October 31, 2005                                (.11)               --
October 31, 2004                                (.09)               --
October 31, 2003                                (.04)               --
October 31, 2002                                (.03)             (.14)
----------------------------------------
Class R1
April 30, 2007 *                                (.33)             (.32)
October 31, 2006 (11)                           (.05)               --
----------------------------------------
Class R2
April 30, 2007 *                                (.30)             (.32)
October 31, 2006 (8)                            (.04)               --
----------------------------------------
Class R3 (9)
April 30, 2007 *                                (.30)             (.32)
October 31, 2006                                (.08)             (.08)
October 31, 2005                                (.09)               --
October 31, 2004                                (.08)               --
October 31, 2003                                (.03)               --
October 31, 2002                                (.02)             (.14)
----------------------------------------
Class S
April 30, 2007 *                                (.33)             (.32)
October 31, 2006                                (.13)             (.08)
October 31, 2005                                (.13)               --
October 31, 2004                                (.10)               --
October 31, 2003                                (.06)               --
October 31, 2002                                (.04)             (.14)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 40  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD          RETURN(C)(E)          (000)
-----------------------------------------------------------------------------
          (.64)              13.15              10.07            314,205
          (.18)              12.55              19.99            211,813
          (.11)              10.63              14.09             94,182
          (.09)               9.42              11.92             43,148
          (.03)               8.50              33.75              7,399
-----------------------------------------------------------------------------
          (.60)              12.53               9.59            563,021
          (.14)              12.00              19.16            438,483
          (.07)              10.20              13.29            284,152
          (.06)               9.07              10.94            192,211
          (.01)               8.23              24.91             99,808
          (.15)               6.60             (12.73)            45,267
-----------------------------------------------------------------------------
          (.64)              12.92              10.07            295,008
          (.18)              12.35              20.02            241,818
          (.11)              10.46              14.08            192,258
          (.09)               9.27              11.83            152,589
          (.04)               8.37              25.89            155,984
          (.17)               6.69             (12.05)           111,765
-----------------------------------------------------------------------------
          (.65)              13.09              10.15              3,628
          (.05)              12.51               8.32              1,391
-----------------------------------------------------------------------------
          (.62)              12.93              10.04             22,678
          (.04)              12.35               6.82             19,094
-----------------------------------------------------------------------------
          (.62)              12.91               9.95            510,133
          (.16)              12.33              19.61            432,147
          (.09)              10.46              13.88            308,388
          (.08)               9.27              11.59            225,187
          (.03)               8.38              25.60            128,624
          (.16)               6.70             (12.34)            36,092
-----------------------------------------------------------------------------
          (.65)              13.10              10.15            284,203
          (.21)              12.51              20.34            228,432
          (.13)              10.59              14.47            133,943
          (.10)               9.37              12.09            111,266
          (.06)               8.45              26.26             89,455
          (.18)               6.75             (11.95)            58,236
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
       NET(D)(F)(G)          GROSS(D)        NET ASSETS(C)(G)    TURNOVER RATE(C)
---
            .25                  .67                2.34              16.88
            .25                  .68                 .85               3.27
            .25                  .66                 .95               3.44
            .25                  .65                 .69              12.46
            .25                 1.19                 .30              17.81
---
           1.00                 1.42                1.88              16.88
           1.00                 1.43                 .07               3.27
           1.00                 1.41                 .31               3.44
           1.00                 1.40                 .13              12.46
           1.00                 1.43                (.19)             17.81
           1.00                 1.42                (.32)             29.86
---
            .25                  .67                2.47              16.88
            .25                  .68                 .99               3.27
            .25                  .66                1.13               3.44
            .25                  .65                 .89              12.46
            .25                  .68                 .59              17.81
            .25                  .67                 .44              29.86
---
             --                  .43                1.52              16.88
             --                  .44                 .28               3.27
---
            .25                  .67                2.45              16.88
            .25                  .69                 .26               3.27
---
            .50                  .92                2.27              16.88
            .50                  .93                 .68               3.27
            .50                  .91                 .85               3.44
            .50                  .90                 .64              12.46
            .50                  .93                 .24              17.81
            .50                  .92                 .20              29.86
---
             --                  .42                2.59              16.88
             --                  .43                1.17               3.27
             --                  .41                1.42               3.44
             --                  .40                1.21              12.46
             --                  .43                 .90              17.81
             --                  .42                 .72              29.86
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  41

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS, CONTINUED -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
GROWTH STRATEGY FUND
Class A
April 30, 2007 *                                 12.47                .23                  .80           1.03
October 31, 2006                                 10.90                .17                 1.65           1.82
October 31, 2005                                  9.95                .15                  .98           1.13
October 31, 2004                                  9.12                .11                  .87            .98
October 31, 2003 (4)                              7.20                .04                 1.94           1.98
-----------------------------------------------------------------------------------------------------------------
Class C
April 30, 2007 *                                 12.39                .19                  .79            .98
October 31, 2006                                 10.84                .09                 1.62           1.71
October 31, 2005                                  9.89                .09                  .96           1.05
October 31, 2004                                  9.09                .06                  .84            .90
October 31, 2003                                  7.49                .02                 1.61           1.63
October 31, 2002                                  8.46                .04                 (.79)          (.75)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                 12.49                .24                  .79           1.03
October 31, 2006                                 10.91                .19                 1.64           1.83
October 31, 2005                                  9.96                .17                  .96           1.13
October 31, 2004                                  9.13                .15                  .82            .97
October 31, 2003                                  7.51                .08                 1.63           1.71
October 31, 2002                                  8.49                .11                 (.81)          (.70)
-----------------------------------------------------------------------------------------------------------------
Class R1
April 30, 2007 *                                 12.55                .09                  .97           1.06
October 31, 2006 (11)                            11.76                .08                  .84            .92
-----------------------------------------------------------------------------------------------------------------
Class R2
April 30, 2007 *                                 12.48                .22                  .82           1.04
October 31, 2006 (8)                             11.86                .09                  .64            .73
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2007 *                                 12.51                .23                  .79           1.02
October 31, 2006                                 10.93                .15                 1.65           1.80
October 31, 2005                                  9.97                .14                  .97           1.11
October 31, 2004                                  9.15                .11                  .84            .95
October 31, 2003                                  7.54                .05                 1.63           1.68
October 31, 2002                                  8.52                .08                 (.79)          (.71)
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                 12.55                .26                  .80           1.06
October 31, 2006                                 10.97                .22                 1.64           1.86
October 31, 2005                                 10.00                .20                  .98           1.18
October 31, 2004                                  9.16                .16                  .84           1.00
October 31, 2003                                  7.54                .10                 1.63           1.73
October 31, 2002                                  8.52                .13                 (.81)          (.68)
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS
                                              FROM NET          FROM NET
                                          INVESTMENT INCOME   REALIZED GAIN
----------------------------------------
GROWTH STRATEGY FUND
Class A
April 30, 2007 *                                (.30)             (.29)
October 31, 2006                                (.19)             (.06)
October 31, 2005                                (.18)               --
October 31, 2004                                (.15)               --
October 31, 2003 (4)                            (.06)               --
----------------------------------------
Class C
April 30, 2007 *                                (.26)             (.29)
October 31, 2006                                (.10)             (.06)
October 31, 2005                                (.10)               --
October 31, 2004                                (.10)               --
October 31, 2003                                (.03)               --
October 31, 2002                                (.05)             (.17)
----------------------------------------
Class E
April 30, 2007 *                                (.30)             (.29)
October 31, 2006                                (.19)             (.06)
October 31, 2005                                (.18)               --
October 31, 2004                                (.14)               --
October 31, 2003                                (.09)               --
October 31, 2002                                (.11)             (.17)
----------------------------------------
Class R1
April 30, 2007 *                                (.32)             (.29)
October 31, 2006 (11)                           (.13)               --
----------------------------------------
Class R2
April 30, 2007 *                                (.29)             (.29)
October 31, 2006 (8)                            (.11)               --
----------------------------------------
Class R3 (9)
April 30, 2007 *                                (.29)             (.29)
October 31, 2006                                (.16)             (.06)
October 31, 2005                                (.15)               --
October 31, 2004                                (.13)               --
October 31, 2003                                (.07)               --
October 31, 2002                                (.10)             (.17)
----------------------------------------
Class S
April 30, 2007 *                                (.32)             (.29)
October 31, 2006                                (.22)             (.06)
October 31, 2005                                (.21)               --
October 31, 2004                                (.16)               --
October 31, 2003                                (.11)               --
October 31, 2002                                (.13)             (.17)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 42  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD          RETURN(C)(E)          (000)
-----------------------------------------------------------------------------
          (.59)              12.91               8.43             896,291
          (.25)              12.47              16.87             680,892
          (.18)              10.90              11.44             365,024
          (.15)               9.95              10.76             154,884
          (.06)               9.12              27.35              27,700
-----------------------------------------------------------------------------
          (.55)              12.82               8.01           1,045,985
          (.16)              12.39              15.95             856,552
          (.10)              10.84              10.70             572,129
          (.10)               9.89               9.90             381,245
          (.03)               9.09              21.89             219,946
          (.22)               7.49              (9.20)            102,324
-----------------------------------------------------------------------------
          (.59)              12.93               8.42             595,460
          (.25)              12.49              16.93             503,741
          (.18)              10.91              11.40             394,842
          (.14)               9.96              10.72             307,304
          (.09)               9.13              22.90             233,112
          (.28)               7.51              (8.64)            152,805
-----------------------------------------------------------------------------
          (.61)              13.00               8.59               8,168
          (.13)              12.55               7.41               1,857
-----------------------------------------------------------------------------
          (.58)              12.94               8.49              14,871
          (.11)              12.48               6.23              10,647
-----------------------------------------------------------------------------
          (.58)              12.95               8.27             929,928
          (.22)              12.51              16.62             822,822
          (.15)              10.93              11.22             616,939
          (.13)               9.97              10.41             452,502
          (.07)               9.15              22.44             232,636
          (.27)               7.54              (8.78)             58,031
-----------------------------------------------------------------------------
          (.61)              13.00               8.59             479,852
          (.28)              12.55              17.12             420,671
          (.21)              10.97              11.83             308,795
          (.16)              10.00              10.99             247,011
          (.11)               9.16              23.10             159,869
          (.30)               7.54              (8.37)            108,267
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
       NET(D)(F)(G)          GROSS(D)        NET ASSETS(C)(G)    TURNOVER RATE(C)
---
            .25                  .67                2.25              13.13
            .25                  .67                1.49               2.14
            .25                  .64                1.43                .72
            .25                  .63                1.11               2.22
            .25                  .74                 .51              15.15
---
           1.00                 1.42                1.89              13.13
           1.00                 1.42                 .77               2.14
           1.00                 1.39                 .82                .72
           1.00                 1.38                 .67               2.22
           1.00                 1.41                 .24              15.15
           1.00                 1.39                 .51              11.73
---
            .25                  .67                2.34              13.13
            .25                  .67                1.58               2.14
            .25                  .64                1.63                .72
            .25                  .63                1.54               2.22
            .25                  .66                1.02              15.15
            .25                  .64                1.29              11.73
---
             --                  .42                1.15              13.13
             --                  .43                 .62               2.14
---
            .25                  .67                2.18              13.13
            .25                  .68                 .71               2.14
---
            .50                  .92                2.21              13.13
            .50                  .92                1.32               2.14
            .50                  .89                1.35                .72
            .50                  .88                1.14               2.22
            .50                  .91                 .66              15.15
            .50                  .89                 .92              11.73
---
             --                  .42                2.48              13.13
             --                  .42                1.83               2.14
             --                  .39                1.88                .72
             --                  .38                1.70               2.22
             --                  .41                1.30              15.15
             --                  .39                1.51              11.73
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  43

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS, CONTINUED -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
BALANCED STRATEGY FUND
Class A
April 30, 2007 *                                 12.18                .23                  .37            .60
October 31, 2006                                 10.99                .25                 1.27           1.52
October 31, 2005                                 10.33                .20                  .71            .91
October 31, 2004                                  9.64                .16                  .74            .90
October 31, 2003 (2)                              8.20                .06                 1.47           1.53
-----------------------------------------------------------------------------------------------------------------
Class C
April 30, 2007 *                                 12.12                .19                  .38            .57
October 31, 2006                                 10.93                .17                 1.27           1.44
October 31, 2005                                 10.29                .13                  .69            .82
October 31, 2004                                  9.61                .12                  .72            .84
October 31, 2003                                  8.33                .09                 1.31           1.40
October 31, 2002                                  9.04                .12                 (.59)          (.47)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                 12.20                .24                  .36            .60
October 31, 2006                                 11.00                .26                 1.27           1.53
October 31, 2005                                 10.35                .22                  .68            .90
October 31, 2004                                  9.65                .22                  .69            .91
October 31, 2003                                  8.35                .17                 1.31           1.48
October 31, 2002                                  9.06                .19                 (.60)          (.41)
-----------------------------------------------------------------------------------------------------------------
Class R1
April 30, 2007 *                                 12.26                .23                  .37            .60
October 31, 2006 (12)                            11.62                .10                  .73            .83
-----------------------------------------------------------------------------------------------------------------
Class R2
April 30, 2007 *                                 12.19                .24                  .37            .61
October 31, 2006 (10)                            11.76                .12                  .49            .61
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2007 *                                 12.20                .22                  .37            .59
October 31, 2006                                 11.01                .23                 1.26           1.49
October 31, 2005                                 10.35                .19                  .70            .89
October 31, 2004                                  9.66                .17                  .71            .88
October 31, 2003                                  8.36                .12                 1.34           1.46
October 31, 2002                                  9.08                .16                 (.59)          (.43)
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                 12.26                .26                  .34            .60
October 31, 2006                                 11.05                .29                 1.28           1.57
October 31, 2005                                 10.39                .25                  .69            .94
October 31, 2004                                  9.68                .23                  .71            .94
October 31, 2003                                  8.38                .19                 1.31           1.50
October 31, 2002                                  9.09                .22                 (.60)          (.38)
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS
                                              FROM NET          FROM NET
                                          INVESTMENT INCOME   REALIZED GAIN
----------------------------------------
BALANCED STRATEGY FUND
Class A
April 30, 2007 *                                (.06)             (.24)
October 31, 2006                                (.26)             (.07)
October 31, 2005                                (.22)             (.03)
October 31, 2004                                (.21)               --
October 31, 2003 (2)                            (.09)               --
----------------------------------------
Class C
April 30, 2007 *                                (.04)             (.24)
October 31, 2006                                (.18)             (.07)
October 31, 2005                                (.15)             (.03)
October 31, 2004                                (.16)               --
October 31, 2003                                (.12)               --
October 31, 2002                                (.13)             (.11)
----------------------------------------
Class E
April 30, 2007 *                                (.06)             (.24)
October 31, 2006                                (.26)             (.07)
October 31, 2005                                (.22)             (.03)
October 31, 2004                                (.21)               --
October 31, 2003                                (.18)               --
October 31, 2002                                (.19)             (.11)
----------------------------------------
Class R1
April 30, 2007 *                                (.06)             (.24)
October 31, 2006 (12)                           (.19)               --
----------------------------------------
Class R2
April 30, 2007 *                                (.06)             (.24)
October 31, 2006 (10)                           (.18)               --
----------------------------------------
Class R3 (9)
April 30, 2007 *                                (.05)             (.24)
October 31, 2006                                (.23)             (.07)
October 31, 2005                                (.20)             (.03)
October 31, 2004                                (.19)               --
October 31, 2003                                (.16)               --
October 31, 2002                                (.18)             (.11)
----------------------------------------
Class S
April 30, 2007 *                                (.06)             (.24)
October 31, 2006                                (.29)             (.07)
October 31, 2005                                (.25)             (.03)
October 31, 2004                                (.23)               --
October 31, 2003                                (.20)               --
October 31, 2002                                (.22)             (.11)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 44  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD          RETURN(C)(E)          (000)
-----------------------------------------------------------------------------
          (.30)              12.48               7.01           1,205,851
          (.33)              12.18              14.03             996,628
          (.25)              10.99               8.91             593,609
          (.21)              10.33               9.49             281,685
          (.09)               9.64              18.80              60,696
-----------------------------------------------------------------------------
          (.28)              12.41               6.58           1,576,867
          (.25)              12.12              13.29           1,328,971
          (.18)              10.93               7.96             964,203
          (.16)              10.29               8.82             653,463
          (.12)               9.61              17.02             396,344
          (.24)               8.33              (5.42)            186,825
-----------------------------------------------------------------------------
          (.30)              12.50               7.00             712,100
          (.33)              12.20              14.09             615,865
          (.25)              11.00               8.77             506,587
          (.21)              10.35               9.54             416,942
          (.18)               9.65              18.00             414,051
          (.30)               8.35              (4.73)            269,458
-----------------------------------------------------------------------------
          (.30)              12.56               7.10              15,473
          (.19)              12.26               6.60               4,295
-----------------------------------------------------------------------------
          (.30)              12.50               7.02              20,766
          (.18)              12.19               5.26              15,035
-----------------------------------------------------------------------------
          (.29)              12.50               6.95           1,259,232
          (.30)              12.20              13.72           1,129,000
          (.23)              11.01               8.61             892,607
          (.19)              10.35               9.25             676,342
          (.16)               9.66              17.76             396,545
          (.29)               8.36              (5.01)            121,077
-----------------------------------------------------------------------------
          (.30)              12.56               7.10             768,602
          (.36)              12.26              14.40             690,959
          (.28)              11.05               9.10             518,148
          (.23)              10.39               9.82             426,147
          (.20)               9.68              18.22             278,123
          (.33)               8.38              (4.47)            155,977
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
       NET(D)(F)(G)          GROSS(D)        NET ASSETS(C)(G)    TURNOVER RATE(C)
---
            .25                  .67                2.33              28.90
            .25                  .67                2.15               2.80
            .25                  .62                1.88                .55
            .25                  .59                1.63               6.42
            .25                  .66                 .74              18.55
---
           1.00                 1.42                1.93              28.90
           1.00                 1.42                1.43               2.80
           1.00                 1.37                1.22                .55
           1.00                 1.34                1.23               6.42
           1.00                 1.36                1.05              18.55
           1.00                 1.34                1.38              12.18
---
            .25                  .67                2.34              28.90
            .25                  .67                2.23               2.80
            .25                  .62                2.03                .55
            .25                  .59                2.25               6.42
            .25                  .61                1.88              18.55
            .25                  .59                2.17              12.18
---
             --                  .42                1.46              28.90
             --                  .43                 .80               2.80
---
            .25                  .67                2.34              28.90
            .25                  .68                1.14               2.80
---
            .50                  .92                2.23              28.90
            .50                  .92                1.97               2.80
            .50                  .87                1.75                .55
            .50                  .84                1.70               6.42
            .50                  .86                1.38              18.55
            .50                  .84                1.75              12.18
---
             --                  .42                2.50              28.90
             --                  .42                2.46               2.80
             --                  .37                2.28                .55
             --                  .34                2.23               6.42
             --                  .36                2.12              18.55
             --                  .34                2.40              12.18
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  45

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS, CONTINUED -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
Class A
April 30, 2007 *                                 11.54                .21                  .40            .61
October 31, 2006                                 10.81                .29                  .81           1.10
October 31, 2005                                 10.50                .22                  .35            .57
October 31, 2004                                 10.03                .17                  .51            .68
October 31, 2003 (3)                              9.02                .07                 1.06           1.13
-----------------------------------------------------------------------------------------------------------------
Class C
April 30, 2007 *                                 11.49                .17                  .39            .56
October 31, 2006                                 10.77                .21                  .80           1.01
October 31, 2005                                 10.45                .14                  .36            .50
October 31, 2004                                 10.01                .05                  .55            .60
October 31, 2003                                  9.15                .12                  .91           1.03
October 31, 2002                                  9.59                .19                 (.38)          (.19)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                 11.55                .21                  .39            .60
October 31, 2006                                 10.82                .29                  .81           1.10
October 31, 2005                                 10.50                .22                  .36            .58
October 31, 2004                                 10.03                .19                  .49            .68
October 31, 2003                                  9.16                .21                  .89           1.10
October 31, 2002                                  9.59                .27                 (.38)          (.11)
-----------------------------------------------------------------------------------------------------------------
Class R1
April 30, 2007 *                                 11.58                .09                  .53            .62
October 31, 2006 (15)                            11.47                .11                  .09            .20
-----------------------------------------------------------------------------------------------------------------
Class R2
April 30, 2007 *                                 11.54                .19                  .41            .60
October 31, 2006 (8)                             11.25                .25                  .27            .52
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2007 *                                 11.58                .20                  .39            .59
October 31, 2006                                 10.84                .27                  .81           1.08
October 31, 2005                                 10.52                .20                  .35            .55
October 31, 2004                                 10.06                .16                  .49            .65
October 31, 2003                                  9.19                .16                  .92           1.08
October 31, 2002                                  9.64                .23                 (.38)          (.15)
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                 11.58                .23                  .39            .62
October 31, 2006                                 10.84                .32                  .82           1.14
October 31, 2005                                 10.52                .25                  .35            .60
October 31, 2004                                 10.05                .21                  .49            .70
October 31, 2003                                  9.17                .23                  .90           1.13
October 31, 2002                                  9.61                .28                 (.38)          (.10)
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS
                                              FROM NET          FROM NET
                                          INVESTMENT INCOME   REALIZED GAIN
----------------------------------------
MODERATE STRATEGY FUND
Class A
April 30, 2007 *                                (.26)             (.18)
October 31, 2006                                (.30)             (.07)
October 31, 2005                                (.23)             (.03)
October 31, 2004                                (.19)             (.02)
October 31, 2003 (3)                            (.12)               --
----------------------------------------
Class C
April 30, 2007 *                                (.22)             (.18)
October 31, 2006                                (.22)             (.07)
October 31, 2005                                (.15)             (.03)
October 31, 2004                                (.14)             (.02)
October 31, 2003                                (.17)               --
October 31, 2002                                (.20)             (.05)
----------------------------------------
Class E
April 30, 2007 *                                (.26)             (.18)
October 31, 2006                                (.30)             (.07)
October 31, 2005                                (.23)             (.03)
October 31, 2004                                (.19)             (.02)
October 31, 2003                                (.23)               --
October 31, 2002                                (.27)             (.05)
----------------------------------------
Class R1
April 30, 2007 *                                (.27)             (.18)
October 31, 2006 (15)                           (.09)               --
----------------------------------------
Class R2
April 30, 2007 *                                (.25)             (.18)
October 31, 2006 (8)                            (.23)               --
----------------------------------------
Class R3 (9)
April 30, 2007 *                                (.25)             (.18)
October 31, 2006                                (.27)             (.07)
October 31, 2005                                (.20)             (.03)
October 31, 2004                                (.17)             (.02)
October 31, 2003                                (.21)               --
October 31, 2002                                (.25)             (.05)
----------------------------------------
Class S
April 30, 2007 *                                (.27)             (.18)
October 31, 2006                                (.33)             (.07)
October 31, 2005                                (.25)             (.03)
October 31, 2004                                (.21)             (.02)
October 31, 2003                                (.25)               --
October 31, 2002                                (.29)             (.05)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 46  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD          RETURN(C)(E)          (000)
-----------------------------------------------------------------------------
          (.44)              11.71               5.31            187,322
          (.37)              11.54              10.34            165,654
          (.26)              10.81               5.44            121,343
          (.21)              10.50               6.87             55,049
          (.12)              10.03              12.56             18,820
-----------------------------------------------------------------------------
          (.40)              11.65               4.95            276,982
          (.29)              11.49               9.51            252,478
          (.18)              10.77               4.78            183,445
          (.16)              10.45               6.00            146,515
          (.17)              10.01              11.36             96,231
          (.25)               9.15              (2.00)            39,694
-----------------------------------------------------------------------------
          (.44)              11.71               5.31            205,278
          (.37)              11.55              10.32            181,883
          (.26)              10.82               5.52            164,151
          (.21)              10.50               6.85            132,822
          (.23)              10.03              12.19             99,926
          (.32)               9.16              (1.22)            66,462
-----------------------------------------------------------------------------
          (.45)              11.75               5.51                710
          (.09)              11.58                .96                215
-----------------------------------------------------------------------------
          (.43)              11.71               5.24              3,402
          (.23)              11.54               4.68              1,654
-----------------------------------------------------------------------------
          (.43)              11.74               5.16            386,188
          (.34)              11.58              10.13            364,759
          (.23)              10.84               5.25            309,824
          (.19)              10.52               6.55            254,060
          (.21)              10.06              11.94            154,267
          (.30)               9.19              (1.58)            38,170
-----------------------------------------------------------------------------
          (.45)              11.75               5.42            136,068
          (.40)              11.58              10.67            126,487
          (.28)              10.84               5.76            113,097
          (.23)              10.52               7.03            106,031
          (.25)              10.05              12.55             73,980
          (.34)               9.17              (1.08)            45,579
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
       NET(D)(F)(G)          GROSS(D)        NET ASSETS(C)(G)    TURNOVER RATE(C)
---
            .25                  .63                2.20              72.43
            .25                  .63                2.63               5.71
            .25                  .61                2.03               4.54
            .25                  .63                1.71               3.99
            .25                  .77                 .84              11.08
---
           1.00                 1.38                1.82              72.43
           1.00                 1.38                1.88               5.71
           1.00                 1.36                1.31               4.54
           1.00                 1.37                 .48               3.99
           1.00                 1.42                1.29              11.08
           1.00                 1.46                2.05              15.16
---
            .25                  .63                2.20              72.43
            .25                  .63                2.64               5.71
            .25                  .61                2.07               4.54
            .25                  .62                1.85               3.99
            .25                  .67                2.22              11.08
            .25                  .71                2.84              15.16
---
             --                  .39                1.06              72.43
             --                  .20                 .89               5.71
---
            .25                  .63                1.94              72.43
            .25                  .64                2.01               5.71
---
            .50                  .88                2.08              72.43
            .50                  .88                2.39               5.71
            .50                  .86                1.81               4.54
            .50                  .87                1.55               3.99
            .50                  .92                1.62              11.08
            .50                  .96                2.51              15.16
---
             --                  .38                2.36              72.43
             --                  .38                2.89               5.71
             --                  .36                2.33               4.54
             --                  .37                2.04               3.99
             --                  .42                2.44              11.08
             --                  .46                2.97              15.16
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  47

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS, CONTINUED -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
Class A
April 30, 2007 *                                 10.98                .18                  .20            .38
October 31, 2006                                 10.66                .34                  .40            .74
October 31, 2005                                 10.65                .24                  .05            .29
October 31, 2004                                 10.42                .20                  .28            .48
October 31, 2003 (1)                              9.94                .09                  .50            .59
-----------------------------------------------------------------------------------------------------------------
Class C
April 30, 2007 *                                 10.93                .14                  .20            .34
October 31, 2006                                 10.62                .25                  .39            .64
October 31, 2005                                 10.61                .16                  .05            .21
October 31, 2004                                 10.38                .12                  .28            .40
October 31, 2003                                  9.90                .12                  .52            .64
October 31, 2002                                 10.10                .28                 (.18)           .10
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                 11.00                .18                  .20            .38
October 31, 2006                                 10.68                .30                  .43            .73
October 31, 2005                                 10.66                .24                  .06            .30
October 31, 2004                                 10.43                .20                  .27            .47
October 31, 2003                                  9.94                .20                  .52            .72
October 31, 2002                                 10.13                .36                 (.18)           .18
-----------------------------------------------------------------------------------------------------------------
Class R1
April 30, 2007 (17)                              10.77                .08                  .18            .26
-----------------------------------------------------------------------------------------------------------------
Class R2
April 30, 2007 *                                 10.99                .16                  .22            .38
October 31, 2006 (8)                             10.86                .33                  .09            .42
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2007 *                                 11.03                .17                  .19            .36
October 31, 2006                                 10.71                .31                  .40            .71
October 31, 2005                                 10.69                .21                  .06            .27
October 31, 2004                                 10.47                .18                  .26            .44
October 31, 2003                                  9.97                .16                  .55            .71
October 31, 2002                                 10.17                .33                 (.18)           .15
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                 11.03                .19                  .21            .40
October 31, 2006                                 10.72                .36                  .39            .75
October 31, 2005                                 10.70                .27                  .05            .32
October 31, 2004                                 10.47                .23                  .27            .50
October 31, 2003                                  9.97                .23                  .52            .75
October 31, 2002                                 10.16                .38                 (.18)           .20
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS
                                              FROM NET          FROM NET
                                          INVESTMENT INCOME   REALIZED GAIN
----------------------------------------
CONSERVATIVE STRATEGY FUND
Class A
April 30, 2007 *                                (.23)             (.24)
October 31, 2006                                (.35)             (.07)
October 31, 2005                                (.24)             (.04)
October 31, 2004                                (.21)             (.04)
October 31, 2003 (1)                            (.11)               --
----------------------------------------
Class C
April 30, 2007 *                                (.19)             (.24)
October 31, 2006                                (.26)             (.07)
October 31, 2005                                (.16)             (.04)
October 31, 2004                                (.13)             (.04)
October 31, 2003                                (.16)               --
October 31, 2002                                (.29)             (.01)
----------------------------------------
Class E
April 30, 2007 *                                (.23)             (.24)
October 31, 2006                                (.34)             (.07)
October 31, 2005                                (.24)             (.04)
October 31, 2004                                (.20)             (.04)
October 31, 2003                                (.23)               --
October 31, 2002                                (.36)             (.01)
----------------------------------------
Class R1
April 30, 2007 (17)                             (.09)               --
----------------------------------------
Class R2
April 30, 2007 *                                (.22)             (.24)
October 31, 2006 (8)                            (.29)               --
----------------------------------------
Class R3 (9)
April 30, 2007 *                                (.21)             (.24)
October 31, 2006                                (.32)             (.07)
October 31, 2005                                (.21)             (.04)
October 31, 2004                                (.18)             (.04)
October 31, 2003                                (.21)               --
October 31, 2002                                (.34)             (.01)
----------------------------------------
Class S
April 30, 2007 *                                (.24)             (.24)
October 31, 2006                                (.37)             (.07)
October 31, 2005                                (.26)             (.04)
October 31, 2004                                (.23)             (.04)
October 31, 2003                                (.25)               --
October 31, 2002                                (.38)             (.01)
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 48  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD          RETURN(C)(E)          (000)
-----------------------------------------------------------------------------
          (.47)              10.89               3.42             50,550
          (.42)              10.98               7.04             46,364
          (.28)              10.66               2.74             40,225
          (.25)              10.65               4.62             20,709
          (.11)              10.42               6.01              5,526
-----------------------------------------------------------------------------
          (.43)              10.84               3.15             90,047
          (.33)              10.93               6.16             80,692
          (.20)              10.62               1.99             88,226
          (.17)              10.61               3.87             75,976
          (.16)              10.38               6.51             54,674
          (.30)               9.90               1.01             24,739
-----------------------------------------------------------------------------
          (.47)              10.91               3.50             84,788
          (.41)              11.00               6.96             80,224
          (.28)              10.68               2.81            183,219
          (.24)              10.66               4.57            187,993
          (.23)              10.43               7.33            199,230
          (.37)               9.94               1.79             35,385
-----------------------------------------------------------------------------
          (.09)              10.94               2.37                941
-----------------------------------------------------------------------------
          (.46)              10.91               3.41              2,760
          (.29)              10.99               3.95              1,466
-----------------------------------------------------------------------------
          (.45)              10.94               3.36            194,969
          (.39)              11.03               6.74            187,837
          (.25)              10.71               2.55            163,499
          (.22)              10.69               4.23            146,230
          (.21)              10.47               7.17             92,430
          (.35)               9.97               1.52             25,145
-----------------------------------------------------------------------------
          (.48)              10.95               3.62             50,432
          (.44)              11.03               7.16             46,312
          (.30)              10.72               3.06             44,293
          (.27)              10.70               4.82             42,949
          (.25)              10.47               7.63             36,380
          (.39)               9.97               2.02             24,953
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
       NET(D)(F)(G)          GROSS(D)        NET ASSETS(C)(G)    TURNOVER RATE(C)
---
            .25                  .65                2.05              70.51
            .25                  .65                3.14              16.00
            .25                  .62                2.26               9.45
            .25                  .66                1.89               6.18
            .25                  .97                 .97              30.98
---
           1.00                 1.40                1.66              70.51
           1.00                 1.40                2.34              16.00
           1.00                 1.37                1.47               9.45
           1.00                 1.38                1.15               6.18
           1.00                 1.43                1.21              30.98
           1.00                 1.59                2.78              35.08
---
            .25                  .65                2.03              70.51
            .25                  .65                2.90              16.00
            .25                  .62                2.20               9.45
            .25                  .63                1.95               6.18
            .25                  .68                1.86              30.98
            .25                  .84                3.54              35.08
---
             --                  .41                 .96              70.51
---
            .25                  .65                1.85              70.51
            .25                  .67                2.72              16.00
---
            .50                  .90                1.91              70.51
            .50                  .90                2.85              16.00
            .50                  .87                1.97               9.45
            .50                  .88                1.65               6.18
            .50                  .93                1.57              30.98
            .50                 1.09                3.33              35.08
---
             --                  .40                2.12              70.51
             --                  .40                3.36              16.00
             --                  .37                2.46               9.45
             --                  .38                2.17               6.18
             --                  .43                2.27              30.98
             --                  .59                3.79              35.08
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  49

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS, CONTINUED -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
2010 STRATEGY FUND
Class A
April 30, 2007 *                                 10.88                .10                  .46            .56
October 31, 2006                                 10.06                .27                  .83           1.10
October 31, 2005 (6)                             10.21                .04                 (.11)          (.07)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                 10.90                .05                  .51            .56
October 31, 2006                                 10.07                .27                  .83           1.10
October 31, 2005 (5)                             10.00                .12                  .07            .19
-----------------------------------------------------------------------------------------------------------------
Class R1
April 30, 2007 *                                 10.90                .09                  .48            .57
October 31, 2006 (13)                            10.45                .13                  .53            .66
-----------------------------------------------------------------------------------------------------------------
Class R2
April 30, 2007 (16)                              10.91               (.01)                 .57            .56
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2007 *                                 10.89                .04                  .51            .55
October 31, 2006                                 10.07                .23                  .84           1.07
October 31, 2005 (5)                             10.00                .10                  .08            .18
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                 10.91                .11                  .46            .57
October 31, 2006                                 10.08                .29                  .84           1.13
October 31, 2005 (5)                             10.00                .15                  .07            .22
-----------------------------------------------------------------------------------------------------------------
2020 STRATEGY FUND
Class A
April 30, 2007 *                                 11.24                .16                  .65            .81
October 31, 2006                                 10.14                .23                 1.11           1.34
October 31, 2005 (6)                             10.29                .03                 (.11)          (.08)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                 11.25                .12                  .68            .80
October 31, 2006                                 10.14                .22                 1.13           1.35
October 31, 2005 (5)                             10.00                .11                  .14            .25
-----------------------------------------------------------------------------------------------------------------
Class R1
April 30, 2007 *                                 11.25                .04                  .79            .83
October 31, 2006 (13)                            10.62                .09                  .70            .79
-----------------------------------------------------------------------------------------------------------------
Class R2
April 30, 2007 *                                 11.24                .10                  .72            .82
October 31, 2006 (14)                            10.82                .02                  .50            .52
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2007 *                                 11.23                .14                  .66            .80
October 31, 2006                                 10.13                .18                 1.14           1.32
October 31, 2005 (5)                             10.00                .08                  .14            .22
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                 11.24                .21                  .62            .83
October 31, 2006                                 10.14                .22                 1.14           1.36
October 31, 2005 (5)                             10.00                .13                  .14            .27
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS
                                              FROM NET          FROM NET
                                          INVESTMENT INCOME   REALIZED GAIN
----------------------------------------
2010 STRATEGY FUND
Class A
April 30, 2007 *                                (.23)             (.13)
October 31, 2006                                (.28)               --
October 31, 2005 (6)                            (.08)               --
----------------------------------------
Class E
April 30, 2007 *                                (.23)             (.13)
October 31, 2006                                (.27)               --
October 31, 2005 (5)                            (.12)               --
----------------------------------------
Class R1
April 30, 2007 *                                (.24)             (.13)
October 31, 2006 (13)                           (.21)               --
----------------------------------------
Class R2
April 30, 2007 (16)                             (.24)             (.13)
----------------------------------------
Class R3 (9)
April 30, 2007 *                                (.22)             (.13)
October 31, 2006                                (.25)               --
October 31, 2005 (5)                            (.11)               --
----------------------------------------
Class S
April 30, 2007 *                                (.24)             (.13)
October 31, 2006                                (.30)               --
October 31, 2005 (5)                            (.14)               --
----------------------------------------
2020 STRATEGY FUND
Class A
April 30, 2007 *                                (.21)             (.03)
October 31, 2006                                (.24)               --
October 31, 2005 (6)                            (.07)               --
----------------------------------------
Class E
April 30, 2007 *                                (.21)             (.03)
October 31, 2006                                (.24)               --
October 31, 2005 (5)                            (.11)               --
----------------------------------------
Class R1
April 30, 2007 *                                (.23)             (.03)
October 31, 2006 (13)                           (.16)               --
----------------------------------------
Class R2
April 30, 2007 *                                (.22)             (.03)
October 31, 2006 (14)                           (.10)               --
----------------------------------------
Class R3 (9)
April 30, 2007 *                                (.21)             (.03)
October 31, 2006                                (.22)               --
October 31, 2005 (5)                            (.09)               --
----------------------------------------
Class S
April 30, 2007 *                                (.23)             (.03)
October 31, 2006                                (.26)               --
October 31, 2005 (5)                            (.13)               --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 50  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD          RETURN(C)(E)          (000)
-----------------------------------------------------------------------------
          (.36)              11.08               5.25              1,569
          (.28)              10.88              11.02              1,723
          (.08)              10.06              (1.01)               990
-----------------------------------------------------------------------------
          (.36)              11.10               5.25              4,201
          (.27)              10.90              11.08              1,485
          (.12)              10.07               1.96              1,020
-----------------------------------------------------------------------------
          (.37)              11.10               5.37              1,332
          (.21)              10.90               5.69                150
-----------------------------------------------------------------------------
          (.37)              11.10               5.12                410
-----------------------------------------------------------------------------
          (.35)              11.09               5.15              8,848
          (.25)              10.89              10.73              4,028
          (.11)              10.07               1.79              1,768
-----------------------------------------------------------------------------
          (.37)              11.11               5.27              4,287
          (.30)              10.91              11.35              1,360
          (.14)              10.08               2.25              1,023
-----------------------------------------------------------------------------
          (.24)              11.81               7.29              1,727
          (.24)              11.24              13.33              2,165
          (.07)              10.14              (1.02)               990
-----------------------------------------------------------------------------
          (.24)              11.81               7.24              6,738
          (.24)              11.25              13.42              2,118
          (.11)              10.14               2.52              1,025
-----------------------------------------------------------------------------
          (.26)              11.82               7.44             10,989
          (.16)              11.25               6.98                702
-----------------------------------------------------------------------------
          (.25)              11.81               7.34              3,107
          (.10)              11.24               4.34                641
-----------------------------------------------------------------------------
          (.24)              11.79               7.16             27,073
          (.22)              11.23              13.14              9,355
          (.09)              10.13               2.23              1,545
-----------------------------------------------------------------------------
          (.26)              11.81               7.44             10,775
          (.26)              11.24              13.59              5,953
          (.13)              10.14               2.71              1,027
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
       NET(D)(F)(G)          GROSS(D)        NET ASSETS(C)(G)    TURNOVER RATE(C)
---
            .25                 1.59                2.20              94.76
            .25                 3.41                2.53              70.61
            .25                 4.84                 .37                .99
---
            .25                 1.54                1.76              94.76
            .25                 2.90                2.54              70.61
            .25                 5.32                1.25                .99
---
             --                 1.32                2.11              94.76
             --                 3.35                1.11              70.61
---
            .25                 1.47                1.08              94.76
---
            .50                 1.80                1.66              94.76
            .50                 3.15                2.27              70.61
            .50                 5.56                1.06                .99
---
             --                 1.31                2.33              94.76
             --                 2.69                2.73              70.61
             --                 5.07                1.45                .99
---
            .25                  .95                2.17              43.38
            .25                 2.38                2.12              46.56
            .25                 4.74                 .30               6.98
---
            .25                  .91                1.70              43.38
            .25                 1.95                2.12              46.56
            .25                 5.13                1.11               6.98
---
             --                  .64                 .98              43.38
             --                 1.77                 .80              46.56
---
            .25                  .90                1.45              43.38
            .25                 1.62                 .27              46.56
---
            .50                 1.16                1.82              43.38
            .50                 2.12                1.70              46.56
            .50                 5.38                 .89               6.98
---
             --                  .68                2.48              43.38
             --                 1.63                2.15              46.56
             --                 4.88                1.31               6.98
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  51

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

FINANCIAL HIGHLIGHTS, CONTINUED -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                    $                  $               $
                                           NET ASSET VALUE,           NET            NET REALIZED    TOTAL INCOME
                                             BEGINNING OF         INVESTMENT        AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)(B)    GAIN (LOSS)      OPERATIONS
-----------------------------------------------------------------------------------------------------------------
2030 STRATEGY FUND
Class A
April 30, 2007 *                                 11.53                .19                  .90           1.09
October 31, 2006                                 10.19                .21                 1.34           1.55
October 31, 2005 (6)                             10.33                .03                 (.11)          (.08)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                 11.54                .13                  .96           1.09
October 31, 2006                                 10.20                .18                 1.37           1.55
October 31, 2005 (5)                             10.00                .10                  .19            .29
-----------------------------------------------------------------------------------------------------------------
Class R1
April 30, 2007 *                                 11.54                .12                  .98           1.10
October 31, 2006 (13)                            10.75                .07                  .86            .93
-----------------------------------------------------------------------------------------------------------------
Class R2
April 30, 2007 *                                 11.53                .08                 1.01           1.09
October 31, 2006 (14)                            10.98                .02                  .62            .64
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2007 *                                 11.54                .11                  .96           1.07
October 31, 2006                                 10.19                .16                 1.38           1.54
October 31, 2005 (5)                             10.00                .07                  .20            .27
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                 11.55                .19                  .90           1.09
October 31, 2006                                 10.20                .23                 1.35           1.58
October 31, 2005 (5)                             10.00                .12                  .19            .31
-----------------------------------------------------------------------------------------------------------------
2040 STRATEGY FUND
Class A
April 30, 2007 *                                 11.71                .16                 1.00           1.16
October 31, 2006                                 10.23                .19                 1.48           1.67
October 31, 2005 (6)                             10.36                .02                 (.12)          (.10)
-----------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                 11.72                .12                 1.04           1.16
October 31, 2006                                 10.24                .17                 1.50           1.67
October 31, 2005 (5)                             10.00                .08                  .24            .32
-----------------------------------------------------------------------------------------------------------------
Class R1
April 30, 2007 *                                 11.73                .04                 1.13           1.17
October 31, 2006 (13)                            10.89                .06                  .90            .96
-----------------------------------------------------------------------------------------------------------------
Class R2
April 30, 2007 *                                 11.71                .16                 1.00           1.16
October 31, 2006 (7)                             11.14                .09                  .59            .68
-----------------------------------------------------------------------------------------------------------------
Class R3 (9)
April 30, 2007 *                                 11.71                .07                 1.07           1.14
October 31, 2006                                 10.24                .14                 1.50           1.64
October 31, 2005 (5)                             10.00                .06                  .24            .30
-----------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                 11.73                .14                 1.03           1.17
October 31, 2006                                 10.24                .22                 1.49           1.71
October 31, 2005 (5)                             10.00                .10                  .24            .34
-----------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS
                                              FROM NET          FROM NET
                                          INVESTMENT INCOME   REALIZED GAIN
----------------------------------------
2030 STRATEGY FUND
Class A
April 30, 2007 *                                (.29)             (.07)
October 31, 2006                                (.21)               --
October 31, 2005 (6)                            (.06)               --
----------------------------------------
Class E
April 30, 2007 *                                (.29)             (.07)
October 31, 2006                                (.21)               --
October 31, 2005 (5)                            (.09)               --
----------------------------------------
Class R1
April 30, 2007 *                                (.30)             (.07)
October 31, 2006 (13)                           (.14)               --
----------------------------------------
Class R2
April 30, 2007 *                                (.29)             (.07)
October 31, 2006 (14)                           (.09)               --
----------------------------------------
Class R3 (9)
April 30, 2007 *                                (.28)             (.07)
October 31, 2006                                (.19)               --
October 31, 2005 (5)                            (.08)               --
----------------------------------------
Class S
April 30, 2007 *                                (.30)             (.07)
October 31, 2006                                (.23)               --
October 31, 2005 (5)                            (.11)               --
----------------------------------------
2040 STRATEGY FUND
Class A
April 30, 2007 *                                (.30)             (.13)
October 31, 2006                                (.19)               --
October 31, 2005 (6)                            (.03)               --
----------------------------------------
Class E
April 30, 2007 *                                (.30)             (.13)
October 31, 2006                                (.19)               --
October 31, 2005 (5)                            (.08)               --
----------------------------------------
Class R1
April 30, 2007 *                                (.31)             (.13)
October 31, 2006 (13)                           (.12)               --
----------------------------------------
Class R2
April 30, 2007 *                                (.29)             (.13)
October 31, 2006 (7)                            (.11)               --
----------------------------------------
Class R3 (9)
April 30, 2007 *                                (.29)             (.13)
October 31, 2006                                (.17)               --
October 31, 2005 (5)                            (.06)               --
----------------------------------------
Class S
April 30, 2007 *                                (.31)             (.13)
October 31, 2006                                (.22)               --
October 31, 2005 (5)                            (.10)               --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 52  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD          RETURN(C)(E)          (000)
-----------------------------------------------------------------------------
          (.36)              12.26               9.59              3,285
          (.21)              11.53              15.38              2,854
          (.06)              10.19              (1.01)               990
-----------------------------------------------------------------------------
          (.36)              12.27               9.60              8,858
          (.21)              11.54              15.35              4,616
          (.09)              10.20               2.96              1,029
-----------------------------------------------------------------------------
          (.37)              12.27               9.72              1,819
          (.14)              11.54               8.22                347
-----------------------------------------------------------------------------
          (.36)              12.26               9.63              2,334
          (.09)              11.53               5.40                633
-----------------------------------------------------------------------------
          (.35)              12.26               9.41             17,920
          (.19)              11.54              15.22              8,249
          (.08)              10.19               2.69              1,452
-----------------------------------------------------------------------------
          (.37)              12.27               9.63              7,297
          (.23)              11.55              15.70              2,513
          (.11)              10.20               3.15              1,031
-----------------------------------------------------------------------------
          (.43)              12.44              10.00              1,831
          (.19)              11.71              16.49              1,886
          (.03)              10.23               (.95)               991
-----------------------------------------------------------------------------
          (.43)              12.45              10.10              5,500
          (.19)              11.72              16.48              3,096
          (.08)              10.24               3.20              1,032
-----------------------------------------------------------------------------
          (.44)              12.46              10.12                927
          (.12)              11.73               8.47                 93
-----------------------------------------------------------------------------
          (.42)              12.45              10.07              1,420
          (.11)              11.71               6.11              1,256
-----------------------------------------------------------------------------
          (.42)              12.43               9.90             13,370
          (.17)              11.71              16.11              5,506
          (.06)              10.24               3.03              1,701
-----------------------------------------------------------------------------
          (.44)              12.46              10.12              3,368
          (.22)              11.73              16.84              1,666
          (.10)              10.24               3.39              1,035
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
       NET(D)(F)(G)          GROSS(D)        NET ASSETS(C)(G)    TURNOVER RATE(C)
---
            .25                 1.10                2.43               19.50
            .25                 2.38                1.93              104.15
            .25                 4.86                 .25                1.11
---
            .25                 1.08                1.93               19.50
            .25                 2.15                1.72              104.15
            .25                 5.37                 .95                1.11
---
             --                  .83                1.90               19.50
             --                 2.07                 .65              104.15
---
            .25                 1.07                1.49               19.50
            .25                 1.79                 .18              104.15
---
            .50                 1.33                1.80               19.50
            .50                 2.33                1.42              104.15
            .50                 5.62                 .75                1.11
---
             --                  .84                2.44               19.50
             --                 1.85                2.13              104.15
             --                 5.12                1.16                1.11
---
            .25                 1.36                2.42               17.58
            .25                 2.64                1.72               88.23
            .25                 4.81                 .21                2.39
---
            .25                 1.37                2.10               17.58
            .25                 2.30                1.55               88.23
            .25                 5.26                 .78                2.39
---
             --                 1.13                1.43               17.58
             --                 2.27                 .56               88.23
---
            .25                 1.37                2.42               17.58
            .25                 2.16                 .86               88.23
---
            .50                 1.62                1.67               17.58
            .50                 2.48                1.25               88.23
            .50                 5.52                 .59                2.39
---
             --                 1.13                2.35               17.58
             --                 1.97                2.00               88.23
             --                 5.02                 .99                2.39
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  53

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
*     For the six months ended April 30, 2007 (Unaudited).
(1)   For the period March 3, 2003 (commencement of operations) to October 31,
      2003.
(2)   For the period March 4, 2003 (commencement of operations) to October 31,
      2003.
(3)   For the period March 5, 2003 (commencement of operations) to October 31,
      2003.
(4) For the period March 10, 2003 (commencement of operations) to October 31, 2003.
(5) For the period January 1, 2005 (commencement of operations) to October 31, 2005.
(6) For the period September 1, 2005 (commencement of operations) to October 31, 2005.
(7) For the period March 17, 2006 (commencement of operations) to October 31, 2006.
(8) For the period March 29, 2006 (commencement of operations) to October 31, 2006.
(9)   Class D Shares were redesignated Class R3 Shares on March 1, 2006.
(10) For the period April 3, 2006 (commencement of operations) to October 31, 2006.
(11)  For the period May 19, 2006 (commencement of operations) to October 31,
      2006.
(12)  For the period June 6, 2006 (commencement of operations) to October 31,
      2006.
(13)  For the period June 7, 2006 (commencement of operations) to October 31,
      2006.
(14) For the period September 8, 2006 (commencement of operations) to October 31, 2006.
(15) For the period October 3, 2006 (commencement of operations) to October 31, 2006.
(16) For the period November 9, 2006 (commencement of operations) to April 30, 2007.
(17) For the period December 28, 2006 (commencement of operations) to April 30, 2007.
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.
(e) Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
(f) The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.
(g) May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

See accompanying notes which are an integral part of the financial statements.

 54  Notes to Financial Highlights

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on nine of these Funds (the "Funds"). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, the Aggressive Strategy Fund changed its name to the Growth Strategy Fund and the Equity Aggressive Strategy Fund changed its name to the Equity Growth Strategy Fund.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

   Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S shares of other of the Investment Company's Funds (the "Underlying Funds"). RIMCo, the Funds' investment adviser, may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within set limits based on RIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in RIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

                                                          ASSET ALLOCATION TARGETS AS OF APRIL 30, 2007
                                -------------------------------------------------------------------------------------------------
                                  EQUITY GROWTH          GROWTH             BALANCED            MODERATE          CONSERVATIVE
 ASSET CLASS/UNDERLYING FUNDS     STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity
           Fund                         26%                 21%                 15%                 10%                  6%
         Special Growth Fund             7                   6                   4                   3                  --
         Quantitative Equity
           Fund                         25                  20                  15                  10                   5
         Real Estate
           Securities Fund               7                   6                   5                   3                   3
      International Equities
         International
           Securities Fund              23                  17                  14                   9                   4
         Emerging Markets Fund           5                   4                   3                   2                  --
         Global Equity                   7                   6                   4                   3                   2
   Bonds
         Short Duration Bond
           Fund                         --                  --                  --                  --                  20
         Multistrategy Bond
           Fund                         --                  20                  40                  60                  60
                                       ---                 ---                 ---                 ---                 ---
                                       100                 100                 100                 100                 100

                                               Notes to Financial Statements  55

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S of the Underlying Funds. The allocation of these Funds' assets to the Underlying Funds in which it invests will become more conservative over time. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, from time to time, RIMCo expects to modify the target asset allocation for the Funds and/or the Underlying Funds in which a Fund invests. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

                                                                ASSET ALLOCATION TARGETS AS OF APRIL 30, 2007
                                                -----------------------------------------------------------------------------
                                                      2010                2020                2030                2040
         ASSET CLASS/UNDERLYING FUNDS             STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity Fund                        10%                 15%                 24%                 26%
         Special Growth Fund                             2                   4                   7                   7
         Quantitative Equity Fund                       10                  15                  24                  25
         Real Estate Securities Fund                     3                   5                   7                   7
      International Equities
         International Securities Fund                   8                  14                  20                  23
         Emerging Markets Fund                           2                   4                   5                   5
         Global Equity                                   3                   4                   7                   7
   Bonds
         Short Duration Bond Fund                        2                  --                  --                  --
         Multistrategy Bond Fund                        60                  39                   6                  --
                                                       ---                 ---                 ---                 ---
                                                       100                 100                 100                 100

   Investment Objectives of the Underlying Funds:

   Diversified Equity Fund

   Seeks to provide long term capital growth.

   Special Growth Fund

   Seeks to provide long term capital growth.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   Real Estate Securities Fund

   Seeks to provide current income and long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

   Global Equity Fund

   Seeks to provide long term capital growth.

 56  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Short Duration Bond Fund

   Seeks to provide current income and preservation of capital with a focus on short duration securities.

   Multistrategy Bond Fund

   Seeks to provide current income and as a secondary objective, capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security Valuation

   The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RIMCo.

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

   - The value of swap agreements is equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the

                                               Notes to Financial Statements  57

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosure.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

   Investment Income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Federal Income Taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

   In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

   Dividends and Distributions to Shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

 58  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

   Expenses

   Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

   Class Allocation

   The Funds presented herein offer the following classes of shares: Class A, Class C, Class E, Class R1, Class R2, Class R3 and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2007, purchases and sales of the Underlying Funds were as follows:

FUNDS                         PURCHASES             SALES
---------------------------------------------------------------
Equity Growth Strategy    $     688,248,197   $     299,089,706
Growth Strategy               1,076,478,714         475,465,040
Balanced Strategy             2,187,863,362       1,489,428,909
Moderate Strategy               918,682,823         828,049,993
Conservative Strategy           351,029,005         322,678,388

---------------------------------------------------------------
FUNDS                         PURCHASES             SALES
2010 Strategy             $      26,031,861   $      14,380,435
2020 Strategy                    56,706,973          18,548,041
2030 Strategy                    27,014,704           5,735,026
2040 Strategy                    15,607,629           3,475,930

4. RELATED PARTIES

   Adviser and Administrator

   RIMCo advises and administers all of the Funds which comprise the Investment Company. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation services to RIMCo.

   The Funds are charged an advisory fee equal to 0.20% and an administrative fee equal to 0.05% of average daily net assets. The Adviser has contractually agreed to waive the advisory fee for all Funds at least through February 29, 2008. The adviser does not have the ability to recover amounts waived for the period ended April 30, 2007 or previous periods.

                                               Notes to Financial Statements  59

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   For the period ended April 30, 2007, the advisory fee waived by RIMCo as Adviser amounted to:

FUNDS                                       AMOUNT
-------------------------------------------------------
Equity Growth Strategy                 $      1,762,777
Growth Strategy                               3,598,551
Balanced Strategy                             5,117,722
Moderate Strategy                             1,133,387
Conservative Strategy                           453,242

-------------------------------------------------------
FUNDS                                       AMOUNT
2010 Strategy                          $         15,217
2020 Strategy                                    43,144
2030 Strategy                                    29,113
2040 Strategy                                    19,700

   Transfer Agent

   RIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Fund. RIMCo retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds presented herein for the period ended April 30, 2007 were $8,699,349.

   RIMCo, as transfer agent, has agreed to waive its transfer agency fees and to reimburse the Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses.

   For the period ended April 30, 2007, the direct operating expenses reimbursed by RIMCo as transfer agent and waived transfer agency fees amounted to:

FUNDS                                       AMOUNT
-------------------------------------------------------
Equity Growth Strategy                 $      1,958,130
Growth Strategy                               3,902,037
Balanced Strategy                             5,511,230
Moderate Strategy                             1,000,286
Conservative Strategy                           449,289

-------------------------------------------------------
FUNDS                                       AMOUNT
2010 Strategy Fund                     $         84,074
2020 Strategy Fund                               99,512
2030 Strategy Fund                               92,560
2040 Strategy Fund                               90,699

   Distributor and Shareholder Servicing

   Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of RIMCo, serves as distributor for all Investment Company portfolio shares, including Class A, Class C, Class E, Class R2 and Class R3 shares of the Funds.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A, Class C and Class R3 shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund's Class A or Class R3 shares or 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C, Class E, Class R2 and Class R3 shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C, Class E, Class R2 and Class R3 shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and Class R3 Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C and Class R3 Shares may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

 60  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   For the period ended April 30, 2007, the Distributor retained the following amounts in sales charges:

   CONTINGENT DEFERRED SALES CHARGES          CLASS A
   -------------------------------------------------------
   Equity Growth Strategy                 $            216
   Growth Strategy                                     906
   Balanced Strategy                                27,807
   Moderate Strategy                                 5,100
   Conservative Strategy                               355

   For the period ended April 30, 2007, the sales commissions paid to the selling agents for the sale of Class A shares are as follows:

                                               AGGREGATE       CLASS A FRONT-END
                                            FRONT-END SALES      SALES CHARGES
                                              CHARGES ON          RETAINED BY
   FUNDS                                    CLASS A SHARES        DISTRIBUTOR
   -----------------------------------------------------------------------------
   Equity Growth Strategy                   $    2,051,368      $      425,544
   Growth Strategy                               4,525,022             945,607
   Balanced Strategy                             4,026,771             889,008
   Moderate Strategy                               381,912              98,703
   Conservative Strategy                            98,079              22,094
   2010 Strategy                                    11,264               2,414
   2020 Strategy                                    14,384               3,056
   2030 Strategy                                    21,789               4,363
   2040 Strategy                                     8,323               1,413

   Accrued fees payable to affiliates for the period ended April 30, 2007 were as follows:

                               EQUITY GROWTH         GROWTH STRATEGY       BALANCED STRATEGY      MODERATE STRATEGY
                               STRATEGY FUND              FUND                   FUND                   FUND
   -----------------------------------------------------------------------------------------------------------------
   Administration fees      $            80,431    $           160,537    $           224,723    $            48,737
   Distribution fees                    501,803                993,237              1,439,981                283,324
   Shareholder servicing
      fees                              278,724                519,115                714,664                176,537
   Trustee fees                           4,462                 10,464                 16,495                  4,299
                            -------------------    -------------------    -------------------    -------------------
                            $           865,419    $         1,683,353    $         2,395,863    $           512,898
                            ===================    ===================    ===================    ===================

                             CONSERVATIVE
                             STRATEGY FUND
   ---------------------
   Administration fees    $            19,434
   Distribution fees                  104,328
   Shareholder servicing
      fees                             75,317
   Trustee fees                         2,445
                          -------------------
                          $           201,525
                          ===================

                               2010 STRATEGY          2020 STRATEGY          2030 STRATEGY          2040 STRATEGY
                                   FUND                   FUND                   FUND                   FUND
   -----------------------------------------------------------------------------------------------------------------
   Administration fees      $               848    $             2,456    $             1,629    $             1,062
   Distribution fees                      2,152                  5,794                  4,102                  3,041
   Shareholder servicing
      fees                                2,711                  7,474                  5,740                  4,023
   Trustee fees
                            -------------------    -------------------    -------------------    -------------------
                            $             5,711    $            15,724    $            11,471    $             8,127
                            ===================    ===================    ===================    ===================


   ---------------------
   Administration fees
   Distribution fees
   Shareholder servicing
      fees
   Trustee fees

   Board of Trustees

   The Russell Fund Complex consists of Russell Investment Company, which has 35 Funds, and Russell Investment Funds ("RIF"), which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 ($5,000 prior to January 1, 2006) for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in

                                               Notes to Financial Statements  61

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair are each paid a fee of $6,000 per year. The chair person of the Board receives additional annual compensation of $52,000.

   Transactions With Affiliated Companies

   An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the period ended April 30, 2007 with Underlying Funds which are, or were, an affiliated company are as follows:

                                              PURCHASES                SALES                 INCOME              CAPITAL GAINS
   AFFILIATE                                    COST                   COST               DISTRIBUTIONS          DISTRIBUTIONS
   ------------------------------------------------------------------------------------------------------------------------------
   Equity Growth Strategy
   Diversified Equity Fund               $       137,277,258    $        89,530,204    $         6,736,859    $        16,623,902
   Special Growth Fund                            57,912,215              8,933,987              3,340,273              9,334,976
   Quantitative Equity Fund                      144,819,759            105,934,587              6,680,864             19,916,091
   International Securities Fund                 129,155,444             57,947,800             20,049,561             21,837,958
   Emerging Markets Fund                          29,657,341             11,258,628              4,260,165              8,205,250
   Global Equity Fund                            141,833,152              8,933,987                     --                     --
   Real Estate Securities Fund                    47,593,028             16,550,513              3,221,883              7,209,807
                                         -------------------    -------------------    -------------------    -------------------
                                         $       688,248,197    $       299,089,706    $        44,289,605    $        83,127,984
                                         ===================    ===================    ===================    ===================
   Growth Strategy
   Diversified Equity Fund               $       152,883,900    $       106,403,655    $        11,037,705    $        27,274,140
   Special Growth Fund                            88,147,145             11,622,370              5,774,266             16,137,195
   Quantitative Equity Fund                      166,387,287            140,682,257             10,929,945             32,677,951
   International Securities Fund                 139,848,092            105,720,550             32,861,802             35,793,034
   Emerging Markets Fund                          37,336,662             13,299,101              7,120,928             13,715,195
   Global Equity Fund                            237,635,167             11,362,193                     --                     --
   Real Estate Securities Fund                    59,678,252             23,927,589              5,692,570             12,891,184
   Multistrategy Bond Fund                       194,562,209             62,447,325             14,551,993                     --
                                         -------------------    -------------------    -------------------    -------------------
                                         $     1,076,478,714    $       475,465,040    $        87,969,209    $       138,488,699
                                         ===================    ===================    ===================    ===================
   Balanced Strategy
   Diversified Equity Fund               $       113,562,855    $        69,916,155    $        11,060,605    $        27,309,816
   Special Growth Fund                            45,102,630              9,198,604              6,665,010             18,626,535
   Quantitative Equity Fund                      125,442,851             68,522,368             11,023,817             32,711,117
   International Securities Fund                 140,102,800            132,472,433             39,952,658             43,516,386
   Emerging Markets Fund                          35,045,713             13,195,013              7,877,651             15,172,675
   Global Equity Fund                            220,664,834              8,441,887                     --                     --
   Real Estate Securities Fund                    52,134,161             26,610,192              6,992,821             16,135,807
   Multistrategy Bond Fund                     1,341,839,998             89,573,837             25,338,715                     --
                                         -------------------    -------------------    -------------------    -------------------
                                         $     2,073,895,842    $       417,930,489    $       108,911,277    $       153,472,336
                                         ===================    ===================    ===================    ===================
   Moderate Strategy
   Multistrategy Bond Fund               $       741,885,864    $        24,999,768    $         3,031,542    $                --
                                         -------------------    -------------------    -------------------    -------------------
                                         $       741,885,864    $        24,999,768    $         3,031,542    $                --
                                         ===================    ===================    ===================    ===================
   Conservative Strategy
   Short Duration Bond Fund              $        20,018,561    $       182,372,113    $         4,934,212    $                --
                                         -------------------    -------------------    -------------------    -------------------
                                         $        20,018,561    $       182,372,113    $         4,934,212    $                --
                                         ===================    ===================    ===================    ===================

   For the period ended April 30, 2007, the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund or 2040 Strategy Fund did not own more than 5% of the voting securities in any Underlying Fund.

 62  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

5. FEDERAL INCOME TAXES

   The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At October 31, 2006, the Funds had no capital loss carryforwards.

   For the period ended April 30, 2007, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                        EQUITY GROWTH      GROWTH STRATEGY     BALANCED STRATEGY    MODERATE STRATEGY
                                        STRATEGY FUND            FUND                FUND                 FUND
   ------------------------------------------------------------------------------------------------------------------
   Cost of Investments                 $  1,645,971,378    $  3,334,776,508    $  4,790,724,228     $  1,071,085,487
                                       ================    ================    ================     ================
   Unrealized Appreciation             $    343,671,635    $    630,725,213    $    760,955,092     $    123,489,424
   Unrealized Depreciation                           --                  --                  --                   --
                                       ----------------    ----------------    ----------------     ----------------
   Net Unrealized Appreciation
      (Depreciation)                   $    343,671,635    $    630,725,213    $    760,955,092     $    123,489,424
                                       ================    ================    ================     ================

                                       CONSERVATIVE
                                      STRATEGY FUND
   --------------------------------
   Cost of Investments               $    442,047,477
                                     ================
   Unrealized Appreciation           $     32,283,896
   Unrealized Depreciation                         --
                                     ----------------
   Net Unrealized Appreciation
      (Depreciation)                 $     32,283,896
                                     ================

                                  2010 STRATEGY       2020 STRATEGY       2030 STRATEGY       2040 STRATEGY
                                       FUND                FUND                FUND                FUND
   ----------------------------------------------------------------------------------------------------------
   Cost of Investments           $     20,001,001    $     58,073,730    $     39,185,426    $     24,533,754
                                 ================    ================    ================    ================
   Unrealized Appreciation       $        651,112    $      2,285,515    $      2,255,876    $      1,837,058
   Unrealized Depreciation                     --                  --                  --                  --
                                 ----------------    ----------------    ----------------    ----------------
   Net Unrealized
      Appreciation
      (Depreciation)             $        651,112    $      2,285,515    $      2,255,876    $      1,837,058
                                 ================    ================    ================    ================

                                               Notes to Financial Statements  63

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the period ended April 30, 2007 and the year ended October 31, 2006 were as follows:

                                                               SHARES                                   DOLLARS
                                                -------------------------------------    -------------------------------------
                                                      2007                2006                 2007                2006
   EQUITY GROWTH STRATEGY                       -----------------   -----------------    -----------------   -----------------
      Class A
      Proceeds from shares sold                             7,555               9,416    $          96,075   $         110,447
      Proceeds from reinvestment of
         distributions                                        892                 160               11,106               1,819
      Payments for shares redeemed                         (1,419)             (1,562)             (18,014)            (18,295)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                               7,028               8,014               89,167              93,971
                                                -----------------   -----------------    -----------------   -----------------
      Class C
      Proceeds from shares sold                             9,418              13,818              114,378             154,921
      Proceeds from reinvestment of
         distributions                                      1,878                 364               22,287               3,907
      Payments for shares redeemed                         (2,905)             (5,484)             (35,196)            (61,228)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                               8,391               8,698              101,469              97,600
                                                -----------------   -----------------    -----------------   -----------------
      Class E
      Proceeds from shares sold                             5,053               6,110               63,296              70,060
      Proceeds from reinvestment of
         distributions                                      1,083                 305               13,264               3,384
      Payments for shares redeemed                         (2,889)             (5,212)             (36,016)            (59,036)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                               3,247               1,203               40,544              14,408
                                                -----------------   -----------------    -----------------   -----------------
      Class R1
      Proceeds from shares sold                               285                 112                3,571               1,284
      Proceeds from reinvestment of
         distributions                                          6                  --                   73                   2
      Payments for shares redeemed                           (125)                 (1)              (1,606)                 (9)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                                 166                 111(4)             2,038               1,277(4)
                                                -----------------   -----------------    -----------------   -----------------
      Class R2
      Proceeds from shares sold                               228               1,662                2,836              19,455
      Proceeds from reinvestment of
         distributions                                         79                   5                  967                  58
      Payments for shares redeemed                           (100)               (120)              (1,255)             (1,424)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                                 207               1,547(2)             2,548              18,089(2)
                                                -----------------   -----------------    -----------------   -----------------
      Class R3
      Proceeds from shares sold                             5,771               9,161               72,174             105,456
      Proceeds from reinvestment of
         distributions                                      1,781                 446               21,774               4,926
      Payments for shares redeemed                         (3,060)             (4,066)             (38,162)            (46,661)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                               4,492               5,541               55,786              63,721
                                                -----------------   -----------------    -----------------   -----------------
      Class S
      Proceeds from shares sold                             5,306               9,138               67,319             106,965
      Proceeds from reinvestment of
         distributions                                        930                 237               11,545               2,688
      Payments for shares redeemed                         (2,800)             (3,758)             (35,518)            (43,785)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                               3,436               5,617               43,346              65,868
                                                -----------------   -----------------    -----------------   -----------------
      Total increase (decrease)                            26,967              30,731    $         334,898   $         354,934
                                                =================   =================    =================   =================

 64  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                               SHARES                                   DOLLARS
                                                -------------------------------------    -------------------------------------
                                                      2007                2006                 2007                2006
   GROWTH STRATEGY                              -----------------   -----------------    -----------------   -----------------
      Class A
      Proceeds from shares sold                            14,693              24,393    $         185,157   $         286,986
      Proceeds from reinvestment of
         distributions                                      2,758                 857               34,111               9,986
      Payments for shares redeemed                         (2,620)             (4,141)             (32,997)            (48,906)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                              14,831              21,109              186,271             248,066
                                                -----------------   -----------------    -----------------   -----------------
      Class C
      Proceeds from shares sold                            15,102              25,134              188,982             293,331
      Proceeds from reinvestment of
         distributions                                      3,136                 813               38,491               9,301
      Payments for shares redeemed                         (5,781)             (9,615)             (72,401)           (112,051)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                              12,457              16,332              155,072             190,581
                                                -----------------   -----------------    -----------------   -----------------
      Class E
      Proceeds from shares sold                             7,592              11,277               95,731             132,319
      Proceeds from reinvestment of
         distributions                                      2,032                 800               25,146               9,290
      Payments for shares redeemed                         (3,901)             (7,916)             (48,976)            (92,603)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                               5,723               4,161               71,901              49,006
                                                -----------------   -----------------    -----------------   -----------------
      Class R1
      Proceeds from shares sold                               570                 147                7,271               1,694
      Proceeds from reinvestment of
         distributions                                         21                   1                  269                  11
      Payments for shares redeemed                           (112)                 --               (1,397)                 (1)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                                 479                 148(4)             6,143               1,704(4)
                                                -----------------   -----------------    -----------------   -----------------
      Class R2
      Proceeds from shares sold                               289                 960                3,611              11,471
      Proceeds from reinvestment of
         distributions                                         44                   8                  544                  94
      Payments for shares redeemed                            (36)               (115)                (445)             (1,382)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                                 297                 853(2)             3,710              10,183(2)
                                                -----------------   -----------------    -----------------   -----------------
      Class R3
      Proceeds from shares sold                             6,579              12,397               83,221             146,016
      Proceeds from reinvestment of
         distributions                                      3,080               1,116               38,199              12,971
      Payments for shares redeemed                         (3,634)             (4,163)             (45,899)            (48,966)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                               6,025               9,350               75,521             110,021
                                                -----------------   -----------------    -----------------   -----------------
      Class S
      Proceeds from shares sold                             7,185              13,215               91,106             155,660
      Proceeds from reinvestment of
         distributions                                      1,511                 638               18,797               7,464
      Payments for shares redeemed                         (5,291)             (8,492)             (67,076)           (100,002)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                               3,405               5,361               42,827              63,122
                                                -----------------   -----------------    -----------------   -----------------
      Total increase (decrease)                            43,217              57,314    $         541,445   $         672,683
                                                =================   =================    =================   =================

                                               Notes to Financial Statements  65

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                               SHARES                                   DOLLARS
                                                -------------------------------------    -------------------------------------
                                                      2007                2006                 2007                2006
   BALANCED STRATEGY                            -----------------   -----------------    -----------------   -----------------
      Class A
      Proceeds from shares sold                            17,559              33,691    $         215,111   $         390,271
      Proceeds from reinvestment of
         distributions                                      3,782               1,831               45,609              21,147
      Payments for shares redeemed                         (6,510)             (7,740)             (79,409)            (89,667)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                              14,831              27,782              181,311             321,751
                                                -----------------   -----------------    -----------------   -----------------
      Class C
      Proceeds from shares sold                            22,278              38,041              271,354             438,872
      Proceeds from reinvestment of
         distributions                                      4,605               2,024               55,211              23,154
      Payments for shares redeemed                         (9,467)            (18,581)            (115,334)           (213,793)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                              17,416              21,484              211,231             248,233
                                                -----------------   -----------------    -----------------   -----------------
      Class E
      Proceeds from shares sold                             9,018              13,696              110,705             159,160
      Proceeds from reinvestment of
         distributions                                      2,343               1,334               28,311              15,399
      Payments for shares redeemed                         (4,865)            (10,601)             (59,560)           (122,935)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                               6,496               4,429               79,456              51,624
                                                -----------------   -----------------    -----------------   -----------------
      Class R1
      Proceeds from shares sold                               884                 358               11,036               4,173
      Proceeds from reinvestment of
         distributions                                         41                   3                  502                  36
      Payments for shares redeemed                            (44)                (11)                (537)               (122)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                                 881                 350(5)            11,001               4,087(5)
                                                -----------------   -----------------    -----------------   -----------------
      Class R2
      Proceeds from shares sold                               540               1,315                6,612              15,201
      Proceeds from reinvestment of
         distributions                                         63                  16                  765                 183
      Payments for shares redeemed                           (175)                (97)              (2,130)             (1,144)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                                 428               1,234(3)             5,247              14,240(3)
                                                -----------------   -----------------    -----------------   -----------------
      Class R3
      Proceeds from shares sold                             9,352              15,268              114,896             177,564
      Proceeds from reinvestment of
         distributions                                      4,089               2,214               49,385              25,556
      Payments for shares redeemed                         (5,225)             (6,079)             (64,081)            (70,592)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                               8,216              11,403              100,200             132,528
                                                -----------------   -----------------    -----------------   -----------------
      Class S
      Proceeds from shares sold                            10,918              21,018              134,546             245,739
      Proceeds from reinvestment of
         distributions                                      2,377               1,383               28,843              16,059
      Payments for shares redeemed                         (8,466)            (12,921)            (104,457)           (150,829)
                                                -----------------   -----------------    -----------------   -----------------
      Net increase (decrease)                               4,829               9,480               58,932             110,969
                                                -----------------   -----------------    -----------------   -----------------
      Total increase (decrease)                            53,097              76,162    $         647,378   $         883,432
                                                =================   =================    =================   =================

 66  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                               SHARES                                     DOLLARS
                                                -------------------------------------      -------------------------------------
                                                      2007                2006                   2007                2006
   MODERATE STRATEGY                            -----------------   -----------------      -----------------   -----------------
      Class A
      Proceeds from shares sold                             2,576               4,731      $          29,842   $          52,681
      Proceeds from reinvestment of
         distributions                                        539                 399                  6,158               4,444
      Payments for shares redeemed                         (1,462)             (2,005)               (16,864)            (22,390)
                                                -----------------   -----------------      -----------------   -----------------
      Net increase (decrease)                               1,653               3,125                 19,136              34,735
                                                -----------------   -----------------      -----------------   -----------------
      Class C
      Proceeds from shares sold                             3,703               8,818                 42,620              97,636
      Proceeds from reinvestment of
         distributions                                        753                 468                  8,576               5,190
      Payments for shares redeemed                         (2,653)             (4,352)               (30,503)            (48,365)
                                                -----------------   -----------------      -----------------   -----------------
      Net increase (decrease)                               1,803               4,934                 20,693              54,461
                                                -----------------   -----------------      -----------------   -----------------
      Class E
      Proceeds from shares sold                             3,274               5,555                 37,962              61,913
      Proceeds from reinvestment of
         distributions                                        628                 502                  7,182               5,591
      Payments for shares redeemed                         (2,123)             (5,488)               (24,554)            (61,186)
                                                -----------------   -----------------      -----------------   -----------------
      Net increase (decrease)                               1,779                 569                 20,590               6,318
                                                -----------------   -----------------      -----------------   -----------------
      Class R1
      Proceeds from shares sold                                70                  --                    798                  --
      Proceeds from reinvestment of
         distributions                                         --                  --                      5                  --
      Payments for shares redeemed                            (10)                 --                   (111)                 --
                                                -----------------   -----------------      -----------------   -----------------
      Net increase (decrease)                                  60                  --(A)(8)               692               --(A)(8)
                                                -----------------   -----------------      -----------------   -----------------
      Class R2
      Proceeds from shares sold                               159                 237                  1,832               2,672
      Proceeds from reinvestment of
         distributions                                          7                   3                     83                  36
      Payments for shares redeemed                            (20)                (97)                  (224)             (1,090)
                                                -----------------   -----------------      -----------------   -----------------
      Net increase (decrease)                                 146                 143(2)               1,691               1,618(2)
                                                -----------------   -----------------      -----------------   -----------------
      Class R3
      Proceeds from shares sold                             3,000               5,196                 34,754              58,041
      Proceeds from reinvestment of
         distributions                                      1,176                 910                 13,486              10,164
      Payments for shares redeemed                         (2,790)             (3,181)               (32,453)            (35,510)
                                                -----------------   -----------------      -----------------   -----------------
      Net increase (decrease)                               1,386               2,925                 15,787              32,695
                                                -----------------   -----------------      -----------------   -----------------
      Class S
      Proceeds from shares sold                             2,866               4,025                 33,293              45,044
      Proceeds from reinvestment of
         distributions                                        403                 343                  4,618               3,830
      Payments for shares redeemed                         (2,606)             (3,877)               (30,260)            (43,385)
                                                -----------------   -----------------      -----------------   -----------------
      Net increase (decrease)                                 663                 491                  7,651               5,489
                                                -----------------   -----------------      -----------------   -----------------
      Total increase (decrease)                             7,490              12,187      $          86,240   $         135,316
                                                =================   =================      =================   =================

                                               Notes to Financial Statements  67

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                SHARES                                  DOLLARS
                                                --------------------------------------   --------------------------------------
                                                      2007                 2006                2007                 2006
   CONSERVATIVE STRATEGY                        -----------------    -----------------   -----------------    -----------------
      Class A
      Proceeds from shares sold                               936                1,659   $          10,198    $          17,916
      Proceeds from reinvestment of
         distributions                                        168                  133               1,803                1,428
      Payments for shares redeemed                           (685)              (1,340)             (7,423)             (14,432)
                                                -----------------    -----------------   -----------------    -----------------
      Net increase (decrease)                                 419                  452               4,578                4,912
                                                -----------------    -----------------   -----------------    -----------------
      Class C
      Proceeds from shares sold                             1,955                2,198              21,159               23,592
      Proceeds from reinvestment of
         distributions                                        294                  235               3,149                2,515
      Payments for shares redeemed                         (1,324)              (3,357)            (14,335)             (36,070)
                                                -----------------    -----------------   -----------------    -----------------
      Net increase (decrease)                                 925                 (924)              9,973               (9,963)
                                                -----------------    -----------------   -----------------    -----------------
      Class E
      Proceeds from shares sold                             1,711                2,461              18,697               26,529
      Proceeds from reinvestment of
         distributions                                        324                  386               3,489                4,155
      Payments for shares redeemed                         (1,559)             (12,708)            (16,961)            (137,627)
                                                -----------------    -----------------   -----------------    -----------------
      Net increase (decrease)                                 476               (9,861)              5,225             (106,943)
                                                -----------------    -----------------   -----------------    -----------------
      Class R1
      Proceeds from shares sold                               101                   --               1,094                   --
      Proceeds from reinvestment of
         distributions                                          1                   --                   8                   --
      Payments for shares redeemed                            (16)                  --                (173)                  --
                                                -----------------    -----------------   -----------------    -----------------
      Net increase (decrease)                                  86(10)                --                929(10)                --
                                                -----------------    -----------------   -----------------    -----------------
      Class R2
      Proceeds from shares sold                               127                  226               1,373                2,454
      Proceeds from reinvestment of
         distributions                                          7                    4                  77                   47
      Payments for shares redeemed                            (15)                 (97)               (159)              (1,045)
                                                -----------------    -----------------   -----------------    -----------------
      Net increase (decrease)                                 119                  133(2)             1,291               1,456(2)
                                                -----------------    -----------------   -----------------    -----------------
      Class R3
      Proceeds from shares sold                             1,782                3,663              19,479               39,750
      Proceeds from reinvestment of
         distributions                                        716                  564               7,735                6,096
      Payments for shares redeemed                         (1,712)              (2,456)            (18,713)             (26,603)
                                                -----------------    -----------------   -----------------    -----------------
      Net increase (decrease)                                 786                1,771               8,501               19,243
                                                -----------------    -----------------   -----------------    -----------------
      Class S
      Proceeds from shares sold                             1,390                1,869              15,129               20,258
      Proceeds from reinvestment of
         distributions                                        176                  157               1,906                1,697
      Payments for shares redeemed                         (1,157)              (1,962)            (12,638)             (21,288)
                                                -----------------    -----------------   -----------------    -----------------
      Net increase (decrease)                                 409                   64               4,397                  667
                                                -----------------    -----------------   -----------------    -----------------
      Total increase (decrease)                             3,220               (8,365)  $          34,894    $         (90,628)
                                                =================    =================   =================    =================

 68  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                              SHARES                                  DOLLARS
                                               -------------------------------------   -------------------------------------
                                                     2007                2006                2007                2006
   2010 STRATEGY                               -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                               25                  57   $             275   $             592
      Proceeds from reinvestment of
         distributions                                         5                   3                  59                  35
      Payments for shares redeemed                           (47)                 --                (523)                 --
                                               -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (17)                 60                (189)                627
                                               -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                              286                 143               3,119               1,502
      Proceeds from reinvestment of
         distributions                                         6                   3                  69                  32
      Payments for shares redeemed                           (50)               (111)               (554)             (1,178)
                                               -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                242                  35               2,634                 356
                                               -----------------   -----------------   -----------------   -----------------
      Class R1
      Proceeds from shares sold                              111                  16               1,214                 165
      Proceeds from reinvestment of
         distributions                                         4                  --                  40                   2
      Payments for shares redeemed                            (9)                 (2)                (95)                (24)
                                               -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                106                  14(6)             1,159                143(6)
                                               -----------------   -----------------   -----------------   -----------------
      Class R2
      Proceeds from shares sold                               38                  --                 415                  --
      Proceeds from reinvestment of
         distributions                                        --                  --                   3                  --
      Payments for shares redeemed                            (1)                 --                 (14)                 --
                                               -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 37(9)                --                404(9)                --
                                               -----------------   -----------------   -----------------   -----------------
      Class R3
      Proceeds from shares sold                              657                 334               7,161               3,539
      Proceeds from reinvestment of
         distributions                                        14                   5                 154                  55
      Payments for shares redeemed                          (243)               (145)             (2,659)             (1,527)
                                               -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                428                 194               4,656               2,067
                                               -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              258                 125               2,831               1,314
      Proceeds from reinvestment of
         distributions                                        10                   3                 114                  35
      Payments for shares redeemed                            (7)               (105)                (76)             (1,119)
                                               -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                261                  23               2,869                 230
                                               -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                            1,057                 326   $          11,533   $           3,423
                                               =================   =================   =================   =================

                                               Notes to Financial Statements  69

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                SHARES                                  DOLLARS
                                                 -------------------------------------   -------------------------------------
                                                       2007                2006                2007                2006
   2020 STRATEGY                                 -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                 80                  93   $             933   $             988
      Proceeds from reinvestment of
         distributions                                           2                   3                  25                  32
      Payments for shares redeemed                            (129)                 --              (1,476)                 (5)
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (47)                 96                (518)              1,015
                                                 -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                412                 199               4,724               2,124
      Proceeds from reinvestment of
         distributions                                           6                   3                  72                  31
      Payments for shares redeemed                             (37)               (114)               (426)             (1,189)
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  381                  88               4,370                 966
                                                 -----------------   -----------------   -----------------   -----------------
      Class R1
      Proceeds from shares sold                                971                  62              11,231                 660
      Proceeds from reinvestment of
         distributions                                          21                   1                 240                   7
      Payments for shares redeemed                            (124)                 --              (1,432)                 (3)
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  868                  63(6)            10,039                664(6)
                                                 -----------------   -----------------   -----------------   -----------------
      Class R2
      Proceeds from shares sold                                205                  57               2,361                 623
      Proceeds from reinvestment of
         distributions                                           2                  --                  24                   3
      Payments for shares redeemed                              (1)                 --                 (15)                 (1)
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  206                  57(7)             2,370                625(7)
                                                 -----------------   -----------------   -----------------   -----------------
      Class R3
      Proceeds from shares sold                              1,940                 734              22,282               7,879
      Proceeds from reinvestment of
         distributions                                          29                   9                 330                  92
      Payments for shares redeemed                            (506)                (62)             (5,837)               (670)
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                1,463                 681              16,775               7,301
                                                 -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                                443                 540               5,081               5,803
      Proceeds from reinvestment of
         distributions                                          18                   6                 208                  60
      Payments for shares redeemed                             (78)               (117)               (919)             (1,247)
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  383                 429               4,370               4,616
                                                 -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              3,254               1,414   $          37,406   $          15,187
                                                 =================   =================   =================   =================

 70  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                SHARES                                  DOLLARS
                                                 -------------------------------------   -------------------------------------
                                                       2007                2006                2007                2006
   2030 STRATEGY                                 -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                 51                 246   $             617   $           2,643
      Proceeds from reinvestment of
         distributions                                           7                   4                  85                  38
      Payments for shares redeemed                             (38)                (99)               (455)             (1,081)
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   20                 151                 247               1,600
                                                 -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                352                 418               4,148               4,593
      Proceeds from reinvestment of
         distributions                                          14                   3                 164                  32
      Payments for shares redeemed                             (44)               (122)               (526)             (1,343)
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  322                 299               3,786               3,282
                                                 -----------------   -----------------   -----------------   -----------------
      Class R1
      Proceeds from shares sold                                118                  30               1,396                 323
      Proceeds from reinvestment of
         distributions                                           2                  --                  23                   3
      Payments for shares redeemed                              (1)                 --                 (16)                 (3)
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  119(6)                30              1,403                 323(6)
                                                 -----------------   -----------------   -----------------   -----------------
      Class R2
      Proceeds from shares sold                                136                  55               1,600                 610
      Proceeds from reinvestment of
         distributions                                           2                  --                  23                   2
      Payments for shares redeemed                              (2)                 --                 (24)                 --
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  136(7)                55              1,599                 612(7)
                                                 -----------------   -----------------   -----------------   -----------------
      Class R3
      Proceeds from shares sold                                881                 729              10,471               7,944
      Proceeds from reinvestment of
         distributions                                          25                   6                 290                  63
      Payments for shares redeemed                            (159)               (162)             (1,893)             (1,754)
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  747                 573               8,868               6,253
                                                 -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                                380                 252               4,497               2,780
      Proceeds from reinvestment of
         distributions                                          12                   3                 140                  32
      Payments for shares redeemed                             (15)               (139)               (175)             (1,534)
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  377                 116               4,462               1,278
                                                 -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              1,721               1,224   $          20,365   $          13,348
                                                 =================   =================   =================   =================

                                               Notes to Financial Statements  71

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                SHARES                                  DOLLARS
                                                 -------------------------------------   -------------------------------------
                                                       2007                2006                2007                2006
   2040 STRATEGY                                 -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                 15                  63   $             184   $             674
      Proceeds from reinvestment of
         distributions                                           6                   2                  68                  25
      Payments for shares redeemed                             (35)                 (1)               (435)                (14)
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (14)                 64                (183)                685
                                                 -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                195                 282               2,322               3,104
      Proceeds from reinvestment of
         distributions                                          12                   2                 141                  27
      Payments for shares redeemed                             (29)               (121)               (350)             (1,308)
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  178                 163               2,113               1,823
                                                 -----------------   -----------------   -----------------   -----------------
      Class R1
      Proceeds from shares sold                                 74                   8                 891                  86
      Proceeds from reinvestment of
         distributions                                           1                  --                  12                   1
      Payments for shares redeemed                              (9)                 --                (105)                 --
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   66                   8(6)               798                 87(6)
                                                 -----------------   -----------------   -----------------   -----------------
      Class R2
      Proceeds from shares sold                                  5                 106                  59               1,188
      Proceeds from reinvestment of
         distributions                                           4                   1                  45                  10
      Payments for shares redeemed                              (2)                 --                 (25)                 --
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    7                 107(1)                79              1,198(1)
                                                 -----------------   -----------------   -----------------   -----------------
      Class R3
      Proceeds from shares sold                                704                 444               8,414               4,863
      Proceeds from reinvestment of
         distributions                                          19                   4                 227                  44
      Payments for shares redeemed                            (118)               (144)             (1,421)             (1,584)
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  605                 304               7,220               3,323
                                                 -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                                148                 162               1,775               1,824
      Proceeds from reinvestment of
         distributions                                           7                   3                  80                  30
      Payments for shares redeemed                             (26)               (124)               (312)             (1,438)
                                                 -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  129                  41               1,543                 416
                                                 -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                971                 687   $          11,570   $           7,532
                                                 =================   =================   =================   =================

      (A)  Amounts are less than $500 or 500 shares.
      (1) For the period March 17, 2006 (commencement of operations) to October 31, 2006.
      (2) For the period March 29, 2006 (commencement of operations) to October 31, 2006.
      (3) For the period April 3, 2006 (commencement of operations) to October 31, 2006.
      (4) For the period May 19, 2006 (commencement of operations) to October 31, 2006.
      (5) For the period June 6, 2006 (commencement of operations) to October 31, 2006.
      (6) For the period June 7, 2006 (commencement of operations) to October 31, 2006.
      (7) For the period September 8, 2006 (commencement of operations) to October 31, 2006.
      (8) For the period October 3, 2006 (commencement of operations) to October 31, 2006.
      (9) For the period November 9, 2006 (commencement of operations) to April 30, 2007.
      (10) For the period December 28, 2006 (commencement of operations) to April 30, 2007.

 72  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

8. INTERFUND LENDING PROGRAM

   The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Funds may borrow money from the RIC Money Market Fund for Temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity of additional borrowing costs. The funds did not participate in the credit facility for the period ended April 30, 2007.

9. RECORD OWNERSHIP

   As of April 30, 2007, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

   FUNDS                                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Equity Growth Strategy                          2                   27.5
   Growth Strategy                                 1                   16.4
   Balanced Strategy                               1                   15.4
   Moderate Strategy                               1                   23.2
   Conservative Strategy                           1                   29.4
   2010 Strategy                                   3                  51.1*
   2020 Strategy                                   4                  58.8*
   2030 Strategy                                   3                  53.7*
   2040 Strategy                                   3                  53.1*

   * Northwestern Mutual Life Insurance Company separate accounts were a shareholder in the fund.

                                               Notes to Financial Statements  73

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the "RIMCo Agreement") and the portfolio management contract with each Money Manager of the Underlying Funds (collectively, the "portfolio management contracts") at a meeting held on April 24, 2007. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds' and Underlying Funds' shares, and the management of the Funds and the Underlying Funds by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; (2) information (the "Third-Party Information") received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by RIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds and the Underlying Funds; and (3) RIMCo's response to questions from the Board concerning the Third-Party Information addressing, among other things, performance and expense differentials between certain Funds and Underlying Funds and their respective Comparable Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the "Agreement Renewal Information." The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 23, 2007, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or management were present. At the April 24 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. RIMCo has engaged multiple Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages directly a portion of certain Underlying Funds' assets employing a "select holdings strategy," as described below, and directly manages the investment of each Underlying Fund's cash reserves. RIMCo also may manage directly any portion of each Underlying Fund's assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo in accordance with the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. RIMCo's goal is to construct and manage diversified portfolios in a risk aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a "segment") in accordance with the Fund's applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager's specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund's investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination

 74  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT COMPANY
LIFEPOINTS FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

of portfolio management contracts, RIMCo is responsible for recommending to the Board the restructuring of Underlying Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo's research and ongoing review and analysis, such actions are appropriate. RIMCo may assign specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Funds' investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund's investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund. The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo's role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds' Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund.

The Board also considered the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each such Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of each such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1. The nature, scope and quality of the services provided to the Fund and the Underlying Fund by RIMCo;

2. The advisory fee paid by the Fund or the Underlying Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5. Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

As noted above, RIMCo pursuant to the terms of the RIMCo Agreement directly manages a portion--up to 10%--of the assets of each of the Diversified Equity Fund, the Quantitative Equity Fund and the International Securities Fund (each a "Participating Underlying Fund") utilizing a select holdings strategy, the actual allocation being determined by each Participating Underlying Fund's RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Underlying Fund is designed to increase the Participating Underlying Fund's exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Underlying Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Underlying Fund since implementation taking into account that the strategy has been utilized for a limited period of time. The Trustees considered that RIMCo would not be required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Underlying Fund consequently may increase incrementally. The Board, however, also considered RIMCo's advice that it will pay certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and expects to incur additional costs in carrying out the select holdings strategy; the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy; and the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund are not increased as a result of the select holdings strategy.

At the April 24 Board meeting, RIMCo and management discussed the reasonableness of the Funds' and the Underlying Funds' investment advisory fees. In discussing whether the Funds' and the Underlying Funds' performance supported these fees, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in

                         Basis for Approval of Investment Advisory Contracts  75

RUSSELL INVESTMENT COMPANY
LIFEPOINTS FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

pursuing their investment objectives, including Fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Funds than that of some of their respective Comparable Funds. Among other things, RIMCo stated that the strategies pursued by the Underlying Funds are intended to result in less volatile, more moderate returns relative to each Fund's performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time. RIMCo stated that certain Funds have lower allocations to equity Underlying Funds and higher allocations to fixed income Underlying Funds than some of their respective Comparable Funds, and as a result, other Funds had lower performance than that of some of their Comparable Funds during the periods covered by the Third-Party Information.

On the basis of the Agreement Renewal Information and other information previously received by the Board from RIMCo during the course of the year or presented at the April 24 Board meeting by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the advisory fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying Fund was comparable to those of its Comparable Funds;
(3) RIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo's profitability with respect to the Fund and each Underlying Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo. The Board also concluded that the performance of each of the Funds and Underlying Funds supported continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund's and Underlying Fund's absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. The Board also considered RIMCo's investment strategy of managing the Underlying Funds in a risk aware manner.

At the April 24 Board meeting, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the fees for such Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that the investment advisory fees for each Fund or Underlying Fund appropriately reflect any economies of scale realized by that fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIC funds under the Board's supervision, including the Underlying Funds are lower, and may, in some cases, be substantially lower, than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees reviewed with RIMCo the differences in the scope of services it provides to institutional clients and the funds under its supervision, including the Underlying Funds. In response to the Trustees' inquiries, RIMCo noted, among other things, that institutional clients have fewer administrative needs than the Funds. It was further noted by RIMCo that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and the Underlying Funds and their respective shareholders and voted to approve the continuation of the agreement.

At the April 24 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; RIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Fund Distributors, Inc., the Funds' and Underlying Funds' underwriter; and RIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo's explanation in light of the Board's findings as to the reasonableness of the aggregate investment advisory fees paid by each Fund and Underlying Fund and the fact that each Money Manager's fee is paid by RIMCo.

 76  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT COMPANY
LIFEPOINTS FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

Based substantially upon RIMCo's recommendations together with the information received from RIMCo in support of its recommendations at the April 24 meeting, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Underlying Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo's recommendation, the portfolio management agreement with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

                         Basis for Approval of Investment Advisory Contracts  77

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Fund at (800) 787-7354.

To reduce expenses, we may mail only one copy of the Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

Some Financial Intermediaries may offer electronic delivery of the Fund's prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

 78  Shareholder Requests for Additional Information

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company ("RIC"), which has 35 funds, and Russell Investment Funds ("RIF"), which has nine funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Thaddas L. Alston    Trustee since     Appointed until  - Senior Vice President, Larco        44         None
 Born April 7, 1945   2006              successor is       Investments, Ltd.
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         44         - Director, Avista
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Corp;
 1954                                   duly elected       services)                                      - Trustee,
                      Chairperson       and qualified    - Director and Chairman of the                     Principal
 909 A Street         since 2005                           Audit Committee, Avista                          Investors Fund
 Tacoma, Washington                     Annual             Corp.                                            (investment
 98402-1616                                              - Trustee and Chairman of the                      company);
                                                           Operations and Distribution                    - Trustee,
                                                           Committee, WM Group of                           Principal
                                                           Funds, 1999-2006                                 Variable
                                                         - February 2002 to June 2005,                      Contracts Fund
                                                           Chairman of the Audit                            (investment
                                                           Committee, RIC and RIF                           company)
                                                         - Regent, University of
                                                           Washington
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy   Trustee since     Appointed until  - June 2004 to present, Senior        44         None
 Born June 6, 1946    2003              successor is       Vice President and Chief
                      Chairman of       duly elected       Financial Officer, Waddell &
 909 A Street         Audit Committee   and qualified      Reed Financial, Inc.
 Tacoma, Washington   since 2005                         - 2003, Retired
 98402-1616                             Appointed until  - 2001-2003, Vice President
                                        successor is       and Chief Financial Officer,
                                        duly elected       Janus Capital Group Inc.
                                        and qualified    - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine        Trustee since     Appointed until  - President and Chief                 44         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



                              Disclosure of Information about Fund Directors  79

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  44         None
 Tennison, Jr.        2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                 Chairman of the   and qualified      subsidiary companies,
                      Nominating and                       including Simpson Timber
 909 A Street         Governance        Appointed until    Company, Simpson Paper
 Tacoma, Washington   Committee since   successor is       Company and Simpson Tacoma
 98402-1616           2007              duly elected       Kraft Company
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jack R. Thompson,    Trustee since     Appointed until  - September 2003 to present,          44         - Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit
 909 A Street                           and qualified      Committee, Sparx Japan Fund
 Tacoma, Washington                                      - May 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  44         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                      Chairperson of    and qualified      Value Fund
 909 A Street         the Investment
 Tacoma, Washington   Committee since   Appointed until
 98402-1616           2006              successor is
                                        duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------



 80  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            44         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
  909 A Street                                             RIMCo
  Tacoma, Washington                                     - Chairman Emeritus, RIC and
  98402-1616                                               RIF; Russell Implementation
                                                           Services Inc. (broker-dealer
                                                           and investment adviser
                                                           ("RIS")); Russell 20-20
                                                           Association (non-profit
                                                           corporation); and Russell
                                                           Trust Company (non-
                                                           depository trust company
                                                           ("RTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment adviser)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee Emeritus  Five year term   - President, Anderson                 44         None
 Born October 15,     since 2007                           Management Group LLC
 1931                                                      (private investments
                                                           consulting)
 909 A Street                                            - February 2002 to June 2005,
 Tacoma, Washington                                        Lead Trustee, RIC and RIF
 98402-1616                                              - Trustee of RIC and RIF Until
                                                           2006
                                                         - Chairman of the Nominating
                                                           and Governance Committee
                                                           2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  44         None
 Born December 1,     since 2003                         - Trustee of RIC and
 1919
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  44         None
 Born June 8, 1925    since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

                              Disclosure of Information about Fund Directors  81

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee Emeritus  Five year term   - Retired since 1995                  44         None
 Born October 6,      since 2006                         - Trustee of RIC and RIF Until
 1930                                                      2005
                                                         - Chairman of the Nominating
 909 A Street                                              and Governance Committee
 Tacoma, Washington                                        2001-2005
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  44         None
 Born May 5, 1926     since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 82  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers                 Chief Compliance  Until removed    - Chief Compliance Officer, RIC
 Born December 16, 1966         Officer since     by Independent   - Chief Compliance Officer, RIF
                                2005              Trustees         - Chief Compliance Officer, RIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, RIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, RIMCo
                                Officer since     qualified by     - Chairman of the Board, President and CEO, RFD
 909 A Street                   2004              Trustees         - Chairman of the Board and President, Russell
 Tacoma, Washington                                                  Insurance Agency, Inc. (insurance agency ("RIA"))
 98402-1616                                                        - Until 2004, Managing Director of Individual Investor
                                                                     Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, RIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer, Chief Accounting Officer and CFO, RIC and
 Born November 26, 1963         Chief Accounting  is chosen and      RIF
                                Officer since     qualified by     - Director, Funds Administration, RIMCo, RTC and RFD
 909 A Street                   1998              Trustees         - Treasurer and Principal Accounting Officer, SSgA
 Tacoma, Washington                                                  Funds
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, RIC, RIF, FRC, RTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, RIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, RIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Gregory J. Lyons,              Secretary since   Until successor  - Associate General Counsel and Assistant Secretary FRC
 Born August 24, 1960           2007              is chosen and      and RIA
                                                  qualified by     - Director and Secretary, RIMCo and RFD
 909 A Street                                     Trustees         - Secretary and Chief Legal Counsel, RIC and RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  83

LIFEPOINTS(R) FUNDS

RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Thaddas L. Alston
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Raymond P. Tennison, Jr.
 Jack R. Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul E. Anderson
 Paul Anton, Ph.D.
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Gregory J. Lyons, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Josiah Quincy Building
 200 Newport Avenue
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Dechert LLP
 200 Clarendon Street, 27th Floor
 Boston, MA 02116-5021

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS AS OF APRIL 30, 2007*

Diversified Equity Fund
 AllianceBernstein L.P., New York, NY
 Columbus Circle Investors, Stamford, CT
 Institutional Capital LLC, Chicago, IL
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Schneider Capital Management Corporation, Wayne, PA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Special Growth Fund
 Berkeley Capital Management LLC, San Francisco, CA
 ClariVest Asset Management LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Gould Investment Partners LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 PanAgora Asset Management, Inc., Boston, MA
 Tygh Capital Management, Inc., Portland, OR

Quantitative Equity Fund
 Aronson + Johnson + Ortiz, LP, Philadelphia, PA
 Franklin Portfolio Associates, LLC, Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Securities Fund
 AllianceBernstein L.P., New York, NY
 AQR Capital Management, LLC, Greenwich, CT
 Axiom International Investors, LLC, Greenwich, CT
 Fidelity Management & Research Company, Boston, MA
 Marvin & Palmer Associates, Inc., Wilmington, DE
 MFS Institutional Advisors, Inc., Boston, MA
 Mondrian Investment Partners Limited, London, England
 The Boston Company Asset Management, LLC, Boston, MA
 Wellington Management Company, LLP, Boston, MA

Global Equity Fund
 Altrinsic Glbal Advisors, LLC, Stamford, CT
 ClariVest Asset Management, LLC, San Diego, CA

 T. Rowe Price International, Inc., Baltimore, MD

* A complete list of current money managers of the Underlying Funds can also be found at www.Russell.com

  This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 84  Manager, Money Managers and Service Providers

LIFEPOINTS(R) FUNDS

RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

Short Duration Bond Fund
 Merganser Capital Management L.P., Boston, MA
 Pacific Investment Management Company LLC,
 Newport Beach, CA
 STW Fixed Income Management, Carpinteria, CA

Multistrategy Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Goldman Sachs Asset Management, L.P., New York, NY
 Morgan Stanley Investment Management Inc.,
 West Conshohocken, PA
 Pacific Investment Management Company LLC,
 Newport Beach, CA

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 Heitman Real Estate Securities LLC, Chicago, IL
 INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

Emerging Markets Fund
 AllianceBernstein L.P., New York, NY
 Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Genesis Asset Managers, LLP, Guernsey, Channel Islands
 Harding, Loevner Management, L.P., Somerville, NJ

 T. Rowe Price International, Inc., Baltimore, MD

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                               Manager, Money Managers and Service Providers  85

(RUSSELL LOGO)


Russell Investment Company
909 A Street
Tacoma, Washington 98402
800-787-7354
Fax: 253-591-3495

www.russell.com

On July 1, 2006, Frank Russell Investment Company
changed its name to Russell Investment Company, and
Frank Russell Investment Management Company changed
its name to Russell Investment Management Company.           36-08-071 (1 04/07)

TAX-MANAGED GLOBAL EQUITY FUND

2007 Semiannual Report

CLASS C AND S SHARES:

TAX-MANAGED GLOBAL EQUITY FUND

APRIL 30, 2007

                                                                  (RUSSELL LOGO)

Russell Investment Company

Russell Investment Company is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on one of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                           Russell Investment Company

                         Tax-Managed Global Equity Fund

                               Semiannual Report

                           April 30, 2007 (Unaudited)

                               Table of Contents

                                                                            Page
Shareholder Expense Example..........................................         3

Schedule of Investments..............................................         4

Statement of Assets and Liabilities..................................         5

Statement of Operations..............................................         6

Statements of Changes in Net Assets..................................         7

Financial Highlights - Class C.......................................         8

Financial Highlights - Class S.......................................         9

Notes to Financial Statements........................................        10

Basis for Approval of Investment Advisory Contracts..................        16

Shareholder Requests for Additional Information......................        20

Disclosure of Information about Fund Directors.......................        21

Manager, Money Managers and Service Providers........................        26

Russell Investment Company - Tax-Managed Global Equity Fund.

Copyright (c) Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company ("RIC"). RIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Russell Investment Management Company ("RIMCo"). Effective July 1, 2006 RIMCo changed its name from Frank Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUND'S EXPENSE EXAMPLE. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR THE FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,094.60      $     1,019.84
Expenses Paid During
Period*                       $         5.19      $         5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,100.40      $     1,024.79
Expenses Paid During
Period*                       $         0.00      $         0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  Shareholder Expense Example  3

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 100.0%
Other Russell Investment Company Series Mutual
   Funds - Class S Shares

Domestic Equities - 75.0%
Quantitative Equity Fund                              211,115           9,019
Tax-Managed Large Cap Fund                          2,077,539          45,061
Tax-Managed Mid & Small Cap Fund                      878,967          13,422
                                                                 ------------
                                                                       67,502
                                                                 ------------

International Equities - 25.0%
Emerging Markets Fund                                 202,274           4,507
International Securities Fund                         222,147          18,025
                                                                 ------------
                                                                       22,532
                                                                 ------------

TOTAL INVESTMENTS - 100.0%
(identified cost $60,358)                                              90,034

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                  (13)
                                                                 ------------

NET ASSETS - 100.0%                                                    90,021
                                                                 ============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Domestic Equities                                            75.0
International Equities                                       25.0
                                                  ---------------
Total Investments                                           100.0
Other Assets and Liabilities, Net                              --
                                                  ---------------

                                                            100.0
                                                  ===============

See accompanying notes which are an integral part of the financial statements.

 4  Schedule of Investments

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands
--------------------------------------------------------------------------------

ASSETS
Investments at market (identified cost $60,358).....................................    $             90,034
Receivables:
   Investments sold.................................................................                      61
   Fund shares sold.................................................................                     102
   From Adviser.....................................................................                      13
   Prepaid expenses.................................................................                      18
                                                                                        --------------------

Total assets........................................................................                  90,228
                                                                                        --------------------

LIABILITIES
Payables:
      Fund shares redeemed..................................    $                158
      Accrued fees to affiliates............................                      22
      Other accrued expenses................................                      27
                                                                --------------------

Total liabilities...................................................................                     207
                                                                                        --------------------

NET ASSETS..........................................................................    $             90,021
                                                                                        ====================

Net Assets Consist of:
Undistributed (overdistributed) net investment income...............................    $                 55
Accumulated net realized gain (loss)................................................                 (15,140)
Unrealized appreciation (depreciation) on investments...............................                  29,676
Shares of beneficial interest.......................................................                      75
Additional paid-in capital..........................................................                  75,355
                                                                                        --------------------

NET ASSETS..........................................................................    $             90,021
                                                                                        ====================

NET ASSET VALUE, offering and redemption price per share:
   Class C ($23,007,877 divided by 1,951,999 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $              11.79
                                                                                        ====================
   Class S ($67,012,928 divided by 5,535,021 shares of $.01 par value shares of
     beneficial interest outstanding)...............................................    $              12.11
                                                                                        ====================

  See accompanying notes which are an integral part of the financial statements.

                                          Statement of Assets and Liabilities  5

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2007 (UNAUDITED)

Amounts in thousands
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income distributions from Underlying Funds.......................................    $                1,388

EXPENSES
   Advisory fees............................................    $                 82
   Administrative fees......................................                      21
   Custodian fees...........................................                      12
   Distribution fees - Class C..............................                      79
   Transfer agent fees......................................                      62
   Professional fees........................................                      17
   Registration fees........................................                      23
   Shareholder servicing fees - Class C.....................                      26
   Trustees' fees...........................................                       1
   Printing fees............................................                       1
   Miscellaneous............................................                       3
                                                                --------------------

   Expenses before reductions...............................                     327
   Expense reductions.......................................                    (220)
                                                                --------------------

Net expenses........................................................................                       107
                                                                                        ----------------------
Net investment income (loss)........................................................                     1,281
                                                                                        ----------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments......................................................................                        (9)
   Capital gain distributions from Underlying Funds.................................                     1,714
Net realized gain (loss)............................................................                     1,705
                                                                                        ----------------------

Net change in unrealized appreciation (depreciation) on investments.................                     4,830
                                                                                        ----------------------

Net realized and unrealized gain (loss).............................................                     6,535
                                                                                        ----------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...............................    $                7,816
                                                                                        ======================

See accompanying notes which are an integral part of the financial statements.

 6  Statement of Operations

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS              FISCAL YEAR
                                                                       ENDED                    ENDED
                                                                   APRIL 30, 2007            OCTOBER 31,
AMOUNTS IN THOUSANDS                                                (UNAUDITED)                  2006
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income (loss).............................    $              1,281    $                  337
   Net realized gain (loss).................................                   1,705                     1,046
   Net change in unrealized appreciation (depreciation).....                   4,830                     8,596
                                                                --------------------    ----------------------
Net increase (decrease) in net assets from operations.......                   7,816                     9,979
                                                                --------------------    ----------------------

DISTRIBUTIONS
   From net investment income
      Class C...............................................                    (207)                       --
      Class S...............................................                  (1,042)                     (350)
                                                                --------------------    ----------------------

Net decrease in net assets from distributions...............                  (1,249)                     (350)
                                                                --------------------    ----------------------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share
     transactions...........................................                   8,996                     7,432
                                                                --------------------    ----------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS.................                  15,563                    17,061

NET ASSETS
   Beginning of period......................................                  74,458                    57,397
                                                                --------------------    ----------------------
   End of period (including undistributed net investment
     income of $55 and $23, respectively)...................    $             90,021    $               74,458
                                                                ====================    ======================

  See accompanying notes which are an integral part of the financial statements.

                                          Statements of Changes in Net Assets  7

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

For a Share Outstanding Throughout Each Period.

                                                                       FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                                   ------------------------------------------------------------------------------
                                      2007*            2006            2005            2004            2003             2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
   PERIOD........................  $      10.87    $       9.39    $       8.44    $       7.61    $       6.15    $         7.29
                                   ------------    ------------    ------------    ------------    ------------    --------------

INCOME FROM OPERATIONS
   Net investment income (loss)
      (a)(b).....................           .07            (.03)             --(g)         (.02)           (.02)             (.05)
   Net realized and unrealized
      gain
      (loss).....................           .96            1.51             .95             .86            1.48             (1.03)
                                   ------------    ------------    ------------    ------------    ------------    --------------
      Total from investment
         operations..............          1.03            1.48             .95             .84            1.46             (1.08)
                                   ------------    ------------    ------------    ------------    ------------    --------------

DISTRIBUTIONS
   From net investment income....          (.11)             --              --            (.01)             --                --
   From net realized gain........            --              --              --              --              --              (.06)
                                   ------------    ------------    ------------    ------------    ------------    --------------
      Total distributions........          (.11)             --              --            (.01)             --              (.06)
                                   ------------    ------------    ------------    ------------    ------------    --------------

NET ASSET VALUE, END OF PERIOD...  $      11.79    $      10.87    $       9.39    $       8.44    $       7.61    $         6.15
                                   ============    ============    ============    ============    ============    ==============

TOTAL RETURN (%) (c).............          9.55           15.76           11.26           10.99           23.74            (14.94)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in
      thousands).................        23,008          19,439          14,801          12,766          11,523            10,130
   Ratios to average net assets
      (%):
      Operating expenses, net
         (d)(e)(f)...............          1.00            1.00            1.00            1.00            1.00              1.00
      Operating expenses, gross
         (d).....................          1.54            1.58            1.55            1.58            1.72              1.64
      Net investment income
         (loss) (d)(f)...........          1.10            (.27)           (.03)           (.19)           (.25)             (.68)

   Portfolio turnover rate (%)
      (c)........................          7.21            9.32           12.46           21.28           59.50             52.55

*     For the six months ended April 30, 2007 (Unaudited).
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the Underlying Funds in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f) May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.
(g)   Less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

 8  Financial Highlights - Class C

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

For a Share Outstanding Throughout Each Period.

                                                                         FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                                       --------------------------------------------------------------------------
                                           2007*           2006           2005           2004           2003            2002
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
   PERIOD............................   $      11.20   $       9.65   $       8.67   $       7.80   $       6.27   $         7.38
                                        ------------   ------------   ------------   ------------   ------------   --------------

INCOME FROM OPERATIONS
   Net investment income (loss)
      (a)(b).........................            .13            .08            .09            .07            .05              .03
   Net realized and unrealized gain
      (loss).........................            .99           1.55            .97            .87           1.52            (1.06)
                                        ------------   ------------   ------------   ------------   ------------   --------------
      Total from investment
         operations..................           1.12           1.63           1.06            .94           1.57            (1.03)
                                        ------------   ------------   ------------   ------------   ------------   --------------

DISTRIBUTIONS
   From net investment income........           (.21)          (.08)          (.08)          (.07)          (.04)            (.02)
   From net realized gain............             --             --             --             --             --             (.06)
                                        ------------   ------------   ------------   ------------   ------------   --------------
      Total distributions............           (.21)          (.08)          (.08)          (.07)          (.04)            (.08)
                                        ------------   ------------   ------------   ------------   ------------   --------------

NET ASSET VALUE, END OF PERIOD.......   $      12.11   $      11.20   $       9.65   $       8.67   $       7.80   $         6.27
                                        ============   ============   ============   ============   ============   ==============

TOTAL RETURN (%) (c).................          10.13          16.95          12.31          12.14          25.09           (14.10)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in
      thousands).....................         67,013         55,019         42,596         34,708         32,861           29,968
   Ratios to average net assets (%):
      Operating expenses, net
         (d)(e)(f)...................             --             --             --             --             --               --
      Operating expenses, gross
         (d).........................            .54            .58            .55            .58            .72              .64
      Net investment income (loss)
         (d)(f)......................           1.60            .79            .95            .87            .77              .39

   Portfolio turnover rate (%) (c)...           7.21           9.32          12.46          21.28          59.50            52.55

*     For the six months ended April 30, 2007 (Unaudited)
(a)   Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the Underlying Funds in which the Fund invests.
(c)   Periods less than one year are not annualized.
(d)   The ratios for periods less than one year are annualized.
(e) The calculation includes those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f) May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent.

  See accompanying notes which are an integral part of the financial statements.
                                               Financial Highlights - Class S  9

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on one of these Funds (the "Fund"). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

   Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests. From time to time, the Fund may adjust its investments within set limits based on RIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in RIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. In the future, the Fund may also invest in other funds which are not currently Underlying Funds.

                                           ASSET ALLOCATION
      ASSET CLASS/UNDERLYING FUNDS              TARGETS
------------------------------------------------------------
   Equities
      US Equities
         Tax-Managed Large Cap Fund                50%
         Tax-Managed Mid & Small Cap Fund          15
         Quantitative Equity Fund                  10
      International Equities
         International Securities Fund             20
         Emerging Markets Fund                      5
                                                  ---
                                                  100

   Investment Objectives of the Underlying Funds:

   Tax-Managed Large Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Tax-Managed Mid & Small Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

 10  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   Security Valuation

   The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for fund administration of the Securities Valuation Procedures to RIMCo.

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

   - The value of swap agreements is equal to the Fund's obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such

                                               Notes to Financial Statements  11

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosure.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

   Investment Income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Federal Income Taxes

   Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.

   In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

   Dividends and Distributions to Shareholders

   Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to wash sale deferrals and capital loss carryforwards. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

 12  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Expenses

   Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Fund will vary.

   Class Allocation

   The Fund presented herein offers the following classes of shares: Class C and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2007, the Fund had purchases and sales of the Underlying Funds of $16,672,719 and $5,926,775, respectively.

4. RELATED PARTIES

   Adviser and Administrator

   RIMCo advises and administers all of the Funds which comprise the Investment Company. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager research services to RIMCo.

   The Fund is charged an advisory fee equal to 0.20% of average daily net assets. The Adviser has contractually agreed to waive the advisory fee at least through February 29, 2008. The amount of the waiver for the period ended April 30, 2007 was $82,082. The Adviser does not have the ability to recover amounts waived from the period ended April 30, 2007, or previous periods.

   Transfer Agent

   RIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Fund. RIMCo retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Fund for the period ended April 30, 2007 were $61,695.

   RIMCo, as transfer agent, agreed to waive its transfer agency fees and to reimburse the Funds for all direct operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, non-recurring expenses and extraordinary expenses.

   For the period ended April 30, 2007, the amount waived and reimbursed by RIMCo as transfer agent amounted to $138,093.

   Distributor and Shareholder Servicing

   Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of RIMCo, serves as distributor for all Investment Company portfolio shares, including Class C and Class S shares of the Fund.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan, for sales

                                               Notes to Financial Statements  13

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   support services provided, and related expenses incurred which are primarily intended to result in the sale of Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.75% of the average daily net assets of the Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Fund may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C shares of the Fund. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C shares on an annual basis.

   Accrued fees payable to affiliates for the period ended April 30, 2007 were as follows:

                                            TAX-MANAGED
                                           GLOBAL EQUITY
   -------------------------------------------------------
   Administration fees                    $          3,666
   Distribution fees                                13,905
   Shareholder servicing fees                        4,635
   Trustee fees                                        276
                                          ----------------
                                          $         22,482
                                          ================

   Board of Trustees

   The Russell Fund Complex consists of Russell Investment Company, which has 35 Funds, and Russell Investment Funds ("RIF"), which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 ($5,000 prior to January 1, 2006) for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair are each paid a fee of $6,000 per year. The chair person of the Board receives additional annual compensation of $52,000.

   Transactions With Affiliated Companies

   An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the period ended April 30, 2007 with Underlying Funds which are or were an affiliated company are as follows:

                                                            PURCHASE            SALES              INCOME         CAPITAL GAINS
   AFFILIATE                                                  COST               COST          DISTRIBUTIONS      DISTRIBUTIONS
   ------------------------------------------------------------------------------------------------------------------------------
   Tax-Managed Mid & Small Cap Fund                     $      2,198,943   $        911,044   $             --   $        161,700
   Tax-Managed Large Cap Fund                                  7,158,452          2,177,322            301,556                 --
                                                        ----------------   ----------------   ----------------   ----------------
                                                        $      9,357,395   $      3,088,366   $        301,556   $        161,700
                                                        ================   ================   ================   ================

5. FEDERAL INCOME TAXES

   The Fund may have a net tax basis capital loss carryforward which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At October 31, 2006, available capital carryforwards and expiration dates are as follows:

   Capital Loss Carryforwards

   FUND                                       10/31/10           10/31/11            TOTAL
   ---------------------------------------------------------------------------------------------
   Tax Managed Global Equity              $        719,263   $      3,565,354   $      4,284,617

 14  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   At April 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost of Investments                    $     72,996,326
                                          ================
   Unrealized Appreciation                $     17,037,883
   Unrealized Depreciation                              --
                                          ----------------
   Net Unrealized Appreciation
      (Depreciation)                      $     17,037,883
                                          ================

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the period ended April 30, 2007 and the fiscal year ended October 31, 2006 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   TAX-MANAGED GLOBAL EQUITY                      -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 254                 481   $           2,865   $           4,918
      Proceeds from reinvestment of
         distributions                                           18                  --                 202                  --
      Payments for shares redeemed                             (109)               (268)             (1,234)             (2,728)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   163                 213               1,833               2,190
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               1,205                 996              13,873              10,417
      Proceeds from reinvestment of
         distributions                                           86                  33                 982                 332
      Payments for shares redeemed                             (668)               (529)             (7,692)             (5,507)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   623                 500               7,163               5,242
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                 786                 713   $           8,996   $           7,432
                                                  =================   =================   =================   =================

7. INTERFUND LENDING PROGRAM

   The Investment Company Fund has been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Investment Company may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to the Fund's fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity of additional borrowing costs. The Fund did not borrow from the program for the period ended April 30, 2007.

8. RECORD OWNERSHIP

   As of April 30, 2007, the Fund had one shareholder of record with greater than 10% of the total outstanding shares of the Fund in the amount of 16.2%.

                                               Notes to Financial Statements  15

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the "RIMCo Agreement") and the portfolio management contract with each Money Manager of the Underlying Funds (collectively, the "portfolio management contracts") at a meeting held on April 24, 2007. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Fund, sales and redemptions of the Fund's and Underlying Funds' shares, and the management of the Fund and the Underlying Funds by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Fund and the Underlying Funds; (2) information (the "Third-Party Information") received from an independent, nationally recognized provider of investment company information comparing the performance of the Fund and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by RIMCo believed by the provider to be generally comparable in investment objectives and size to the Fund and the Underlying Funds; and (3) RIMCo's response to questions from the Board concerning the Third-Party Information addressing, among other things, performance and expense differentials between certain RIC funds and Underlying Funds and their respective Comparable Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the "Agreement Renewal Information." The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 23, 2007, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or management were present. At the April 24 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Fund and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. RIMCo has engaged multiple Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of the Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of the Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages directly a portion of certain Underlying Funds' assets employing a "select holdings strategy," as described below, and directly manages the investment of each Underlying Fund's cash reserves. RIMCo also may manage directly any portion of each Underlying Fund's assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo in accordance with the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. RIMCo's goal is to construct and manage diversified portfolios in a risk aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a "segment") in accordance with the Fund's applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager's specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund's investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination

 16  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

of portfolio management contracts, RIMCo is responsible for recommending to the Board the restructuring of Underlying Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo's research and ongoing review and analysis, such actions are appropriate. RIMCo may assign specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Funds' investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund's investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund. The Board considered that the prospectuses for the Fund and the Underlying Funds and other public disclosures emphasize to investors RIMCo's role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds' Money Managers, and describe the manner in which the Fund or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of the Fund.

The Board also considered the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each such Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of each such Underlying Fund selected by shareholders in purchasing their shares of the Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to the Fund and each Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1. The nature, scope and quality of the services provided to the Fund or Underlying Fund by RIMCo;

2. The advisory fee paid by the Fund or Underlying Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by RIMCo as to expenses incurred by the Fund or Underlying Fund; and

5. Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement directly manages a portion -- up to 10%--of the assets of each of the Quantitative Equity Fund and the International Securities Fund (each a "Participating Underlying Fund") utilizing a select holdings strategy, the actual allocation being determined by each Participating Underlying Fund's RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Underlying Fund is designed to increase the Participating Underlying Fund's exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Underlying Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Underlying Fund since implementation taking into account that the strategy has been utilized for a limited period of time. With respect to each Participating Underlying Fund, the Trustees considered that RIMCo would not be required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Underlying Fund consequently may increase incrementally. The Board, however, also considered RIMCo's advice that it will pay certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and expects to incur additional costs in carrying out the select holdings strategy; the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy; and the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund are not increased as a result of the select holdings strategy.

At the April 24 Board meeting, RIMCo and management discussed the reasonableness of the Fund's and the Underlying Funds' investment advisory fees. In discussing whether the Fund's and the Underlying Funds' performance supported these fees, RIMCo

                         Basis for Approval of Investment Advisory Contracts  17

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including Fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Fund than that of some of its respective Comparable Funds. According to RIMCo, the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to the Fund's performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time. RIMCo stated that the Fund has a lower allocation to non-US equity Underlying Funds and a higher allocation to US equity Underlying Funds than some of its respective Comparable Funds, and as a result, the Fund had lower performance than that of some of its Comparable Funds during the periods covered by the Third-Party Information.

On the basis of the Agreement Renewal Information and other information previously received by the Board from RIMCo during the course of the year or presented at the April 24 Board meeting by RIMCo, the Board, in respect of the Fund and Underlying Fund, found, after giving effect to waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the advisory fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Fund or Underlying Funds; (2) the relative expense ratio of the Fund and each Underlying Fund was comparable to those of its Comparable Funds;
(3) RIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo's profitability with respect to the Fund and each Underlying Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo. The Board also concluded that the performance of the Fund and the Underlying Funds supported continuation of the RIMCo Agreement. In evaluating performance, the Board considered the Fund's and each Underlying Fund's absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. The Board also considered RIMCo's investment strategy of managing the Underlying Funds in a risk aware manner.

At the April 24 Board meeting, the Board considered for the Fund and each Underlying Fund whether economies of scale have been realized and whether the fees for the Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that the investment advisory fees for the Fund or Underlying Fund appropriately reflect any economies of scale realized by such fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Fund and other RIC funds under the Board's supervision, including the Underlying Funds are lower, and may, in some cases, be substantially lower, than the rates paid by RIC funds supervised by the Board, including the Fund. The Trustees reviewed with RIMCo the differences in the scope of services it provides to institutional clients and the funds under its supervision, including the Underlying Funds. In response to the Trustees' inquiries, RIMCo noted, among other things, that institutional clients have fewer administrative needs than the Fund. It was further noted by RIMCo that since the Fund must constantly issue and redeem its shares, it is more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Fund and the Underlying Funds and their respective shareholders and voted to approve the continuation of the agreement.

At the April 24 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; RIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Fund Distributors, Inc., the Fund's and Underlying Funds' underwriter; and RIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo's explanation in light of the Board's

 18  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

findings as to the reasonableness of the aggregate investment advisory fees paid by the Fund and each Underlying Fund and the fact that each Money Manager's fee is paid by RIMCo.

Based substantially upon RIMCo's recommendations together with the information received from RIMCo in support of its recommendations at the April 24 meeting, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Underlying Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo's recommendation, the portfolio management agreement with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of the Fund and Underlying Fund.

                         Basis for Approval of Investment Advisory Contracts  19

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Fund at (800) 787-7354.

To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

Some Financial Intermediaries may offer electronic delivery of the Fund's prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

 20  Shareholder Requests for Additional Information

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company ("RIC"), which has 35 funds, and Russell Investment Funds ("RIF"), which has nine funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Thaddas L. Alston    Trustee since     Appointed until  - Senior Vice President, Larco        44         None
 Born April 7, 1945   2006              successor is       Investments, Ltd.
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         44         - Director, Avista
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Corp;
 1954                                   duly elected       services)                                      - Trustee,
                      Chairperson       and qualified    - Director and Chairman of the                     Principal
 909 A Street         since 2005                           Audit Committee, Avista                          Investors Fund
 Tacoma, Washington                     Annual             Corp.                                            (investment
 98402-1616                                              - Trustee and Chairman of the                      company);
                                                           Operations and Distribution                    - Trustee,
                                                           Committee, WM Group of                           Principal
                                                           Funds, 1999-2006                                 Variable
                                                         - February 2002 to June 2005,                      Contracts Fund
                                                           Chairman of the Audit                            (investment
                                                           Committee, RIC and RIF                           company)
                                                         - Regent, University of
                                                           Washington
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        44         None
 Born June 6, 1946    2003              successor is       Vice President and Chief
                      Chairman of       duly elected       Financial Officer, Waddell &
 909 A Street         Audit Committee   and qualified      Reed Financial, Inc.
 Tacoma, Washington   since 2005                         - 2003, Retired
 98402-1616                             Appointed until  - 2001-2003, Vice President
                                        successor is       and Chief Financial Officer,
                                        duly elected       Janus Capital Group Inc.
                                        and qualified    - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 44         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



                              Disclosure of Information about Fund Directors  21

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  44         None
 Tennison, Jr.,       2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                 Chairman of the   and qualified.     subsidiary companies,
                      Nominating and                       including Simpson Timber
 909 A Street         Governance        Appointed until    Company, Simpson Paper
 Tacoma, Washington   Committee since   successor is       Company and Simpson Tacoma
 98402-1616           2007              duly elected       Kraft Company
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jack R. Thompson,    Trustee since     Appointed until  - September 2003 to present,          44         - Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit
 909 A Street                           and qualified      Committee, Sparx Japan Fund
 Tacoma, Washington                                      - May 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  44         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                      Chairperson of    and qualified      Value Fund
 909 A Street         the Investment
 Tacoma, Washington   Committee since   Appointed until
 98402-1616           2006              successor is
                                        duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------



 22  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            44         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
  909 A Street                                             RIMCo
  Tacoma, Washington                                     - Chairman Emeritus, RIC and
  98402-1616                                               RIF; Russell Implementation
                                                           Services Inc. (broker-dealer
                                                           and investment adviser
                                                           ("RIS")); Russell 20-20
                                                           Association (non-profit
                                                           corporation); and Russell
                                                           Trust Company (non-
                                                           depository trust company
                                                           ("RTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment adviser)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee Emeritus  Five year term   - President, Anderson                 44         None
 Born October 15,     since 2007                           Management Group LLC
 1931                                                      (private investments
                                                           consulting)
 909 A Street                                            - February 2002 to June 2005,
 Tacoma, Washington                                        Lead Trustee, RIC and RIF
 98402-1616                                              - Trustee of RIC and RIF Until
                                                           2006
                                                         - Chairman of the Nominating
                                                           and Governance Committee
                                                           2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  44         None
 Born December 1,     since 2003                         - Trustee of RIC and RIF Until
 1919                                                      2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  44         None
 Born June 8, 1925    since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

                              Disclosure of Information about Fund Directors  23

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee Emeritus  Five year term   - Retired since 1995                  44         None
 Born October 6,      since 2006                         - Trustee of RIC and RIF Until
 1930                                                      2005
                                                         - Chairman of the Nominating
 909 A Street                                              and Governance Committee
 Tacoma, Washington                                        2001-2005
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  44         None
 Born May 5, 1926     since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 24  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers                 Chief Compliance  Until removed    - Chief Compliance Officer, RIC
 Born December 16, 1966         Officer since     by Independent   - Chief Compliance Officer, RIF
                                2005              Trustees         - Chief Compliance Officer, RIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, RIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, RIMCo
                                Officer since     qualified by     - Chairman of the Board, President and CEO, RFD
 909 A Street                   2004              Trustees         - Chairman of the Board and President, Russell
 Tacoma, Washington                                                  Insurance Agency, Inc. (insurance agency ("RIA"))
 98402-1616                                                        - Until 2004, Managing Director of Individual Investor
                                                                     Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, RIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer, Chief Accounting Officer and CFO, RIC and
 Born November 26, 1963         Chief Accounting  is chosen and      RIF
                                Officer since     qualified by     - Director, Funds Administration, RIMCo, RTC and RFD
 909 A Street                   1998              Trustees         - Treasurer and Principal Accounting Officer, SSgA
 Tacoma, Washington                                                  Funds
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, RIC, RIF, FRC, RTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, RIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, RIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Gregory J. Lyons,              Secretary since   Until successor  - Associate General Counsel and Assistant Secretary FRC
 Born August 24, 1960           2007              is chosen and      and RIA
                                                  qualified by     - Director and Secretary, RIMCo and RFD
 909 A Street                                     Trustees         - Secretary and Chief Legal Counsel, RIC and RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                              Disclosure of Information about Fund Directors  25

TAX-MANAGED GLOBAL EQUITY FUND

RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354
--------------------------------------------------------------------------------

TRUSTEES
 Thaddas L. Alston
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Raymond P. Tennison, Jr.
 Jack R. Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul E. Anderson
 Paul Anton, Ph.D.
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Gregory J. Lyons, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Josiah Quincy Building
 200 Newport Avenue
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Dechert LLP
 200 Clarendon Street, 27th Floor
 Boston, MA 02116-5021

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS OF UNDERLYING FUNDS AS OF APRIL 30, 2007*

Quantitative Equity Fund
 Aronson+Johnson+Ortiz, LP, Philadelphia, PA
 Franklin Portfolio Associates, LLC, Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Securities Fund
 AllianceBernstein L.P., New York, NY
 AQR Capital Management, LLC, Greenwich, CT
 Axiom International Investors LLC, Greenwich, CT
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Mondrian Investment Partners Ltd., London, England
 Nicholas-Applegate Capital Management LLC, San Diego, CA
 The Boston Company Asset Management, LLC, Boston, MA
 Wellington Management Company, LLP, Boston, MA

Emerging Markets Fund
 AllianceBernstein L.P., New York, NY
 Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Genesis Asset Managers, LLP, Guernsey, Channel Islands
 Harding, Loevner Management, L.P., Somerville, NJ
 T. Rowe Price International, Inc., Baltimore, MD

Tax-Managed Large Cap Fund
 Armstrong Shaw Associates Inc., New Canaan, CT
 J.P. Morgan Investment Management Inc., New York, NY
 Palisades Investment Partners, LLC, Santa Monica, CA
 Sands Capital Management, Inc., Arlington, VA
 Turner Investment Partners, Inc., Berwyn, PA

Tax-Managed Mid & Small Cap Fund
 Chartwell Investment Partners, Berwyn, PA
 Netols Asset Management, Inc., Mequon, WI
 Parametric Portfolio Associates LLC, Seattle, WA
 Transamerica Investment Management, LLC, Dayton, OH

 Turner Investment Partners, Inc., Berwyn, PA

* A complete list of current money managers of the Underlying Funds can also be found at www.Russell.com.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 26  Manager, Money Managers and Service Providers

(RUSSELL LOGO)

Russell Investment Group
909 A Street
Tacoma, Washington 98402

800-787-7354
Fax: 253-591-3495

www.russell.com

On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company, and Frank Russell Investment Management Company changed its name to Russell Investment Management Company.



                                                            36-08-092 ( 1 04/07)

RUSSELL FUNDS

2007 Semiannual Report

CLASS A, C, E, AND S SHARES:

DIVERSIFIED EQUITY FUND

SPECIAL GROWTH FUND

QUANTITATIVE EQUITY FUND

INTERNATIONAL SECURITIES FUND

GLOBAL EQUITY FUND

MULTISTRATEGY BOND FUND

CLASS C, E, AND S SHARES:

DIVERSIFIED BOND FUND

APRIL 30, 2007

                                                                  (RUSSELL LOGO)

Russell Investment Company

Russell Investment Company is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on seven of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                           Russell Investment Company

                                 Russell Funds

                               Semiannual Report

                           April 30, 2007 (Unaudited)

                               Table of Contents

                                                                            Page
Diversified Equity Fund..............................................         3

Special Growth Fund..................................................        11

Quantitative Equity Fund.............................................        23

International Securities Fund........................................        33

Global Equity Fund...................................................        52

Multistrategy Bond Fund..............................................        62

Diversified Bond Fund................................................       113

Notes to Schedules of Investments....................................       137

Statement of Assets and Liabilities..................................       138

Statement of Operations..............................................       142

Statements of Changes in Net Assets..................................       144

Financial Highlights.................................................       146

Notes to Financial Highlights........................................       154

Notes to Financial Statements........................................       155

Basis for Approval of Investment Advisory Contracts..................       176

Shareholder Requests for Additional Information......................       179

Disclosure of Information about Fund Directors.......................       180

Manager, Money Managers and Service Providers........................       185

Russell Investment Company - Russell Funds.

Copyright (c) Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company ("RIC"). RIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Russell Investment Management Company ("RIMCo"). Effective July 1, 2006 RIMCo changed its name from Frank Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
March 1, 2007                 $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,052.50      $     1,006.33
Expenses Paid During
Period*                       $         2.08      $         2.03

* Expenses are equal to the Fund's annualized expense ratio of 1.21% (representing the two month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since inception).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,086.40      $     1,015.08
Expenses Paid During
Period*                       $        10.14      $         9.79

* Expenses are equal to the Fund's annualized expense ratio of 1.96% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,090.40      $     1,018.79
Expenses Paid During
Period*                       $         6.27      $         6.06

* Expenses are equal to the Fund's annualized expense ratio of 1.21% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,091.90      $     1,020.03
Expenses Paid During
Period*                       $         4.98      $         4.81

* Expenses are equal to the Fund's annualized expense ratio of 0.96% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                      Diversified Equity Fund  3

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.2%
Auto and Transportation - 3.2%
American Axle & Manufacturing Holdings, Inc.           25,700             718
Autoliv, Inc.                                          22,300           1,297
BorgWarner, Inc.                                       16,100           1,254
Burlington Northern Santa Fe Corp.                    211,551          18,519
CH Robinson Worldwide, Inc.                           158,440           8,470
CSX Corp.                                             106,000           4,576
FedEx Corp.                                           155,573          16,404
General Motors Corp. (N)                               33,200           1,037
Magna International, Inc. Class A                      10,400             823
Navistar International Corp. (AE)                     347,550          19,300
Norfolk Southern Corp.                                305,900          16,286
Southwest Airlines Co.                                 18,900             271
TNT NV - ADR                                          231,179          10,435
Toyota Motor Corp. - ADR                               87,411          10,614
UAL Corp. (AE)(N)                                     203,800           6,807
Union Pacific Corp.                                    94,043          10,744
US Airways Group, Inc. (AE)                           118,200           4,366
Visteon Corp. (AE)(N)                                 377,600           3,444
                                                                 ------------
                                                                      135,365
                                                                 ------------

Consumer Discretionary - 13.7%
Accenture, Ltd. Class A                               234,080           9,153
Avis Budget Group, Inc. (AE)                            1,050              30
Avon Products, Inc.                                   142,500           5,671
Black & Decker Corp.                                   11,100           1,007
Carnival Corp.                                         61,200           2,992
CBS Corp. Class B                                      94,950           3,017
Coach, Inc. (AE)                                      153,640           7,502
Costco Wholesale Corp.                                193,100          10,344
eBay, Inc. (AE)                                       593,300          20,137
Electronic Arts, Inc. (AE)                            156,800           7,904
Family Dollar Stores, Inc.                             13,000             414
Federated Department Stores, Inc. (N)                 635,212          27,898
Focus Media Holding, Ltd. - ADR (AE)(N)               114,200           4,225
GameStop Corp. Class A (AE)                           109,500           3,632
Gannett Co., Inc.                                      38,700           2,208
Gap, Inc. (The)                                        73,000           1,310
Google, Inc. Class A (AE)                             147,953          69,742
Guess?, Inc.                                          242,600           9,558
Harman International Industries, Inc.                  36,600           4,461
Hewitt Associates, Inc. Class A (AE)                  239,500           7,125
Hilton Hotels Corp.                                   178,500           6,069
Intercontinental Hotels Group PLC - ADR (N)           314,300           7,597
International Game Technology                         134,360           5,124
Interpublic Group of Cos., Inc. (AE)(N)                67,000             850
JC Penney Co., Inc.                                   129,000          10,203
Jones Apparel Group, Inc.                              35,100           1,172
Kimberly-Clark Corp.                                   17,100           1,217

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kohl's Corp. (AE)(N)                                  177,200          13,120
Las Vegas Sands Corp. (AE)(N)                         409,099          34,851
Liberty Global, Inc.
   Series C (AE)                                       50,040           1,672
Liberty Media Holding Corp.
   Series A (AE)                                       55,560           6,277
Limited Brands, Inc.                                   15,200             419
Liz Claiborne, Inc.                                    33,200           1,485
Lowe's Cos., Inc. (N)                                 298,308           9,116
Mattel, Inc.                                           79,600           2,253
McDonald's Corp.                                    1,146,830          55,369
McGraw-Hill Cos., Inc. (The)                          128,700           8,434
MGM Mirage (AE)(N)                                    210,197          14,136
Monster Worldwide, Inc. (AE)                          108,300           4,554
Newell Rubbermaid, Inc.                               235,800           7,232
News Corp. Class A                                    240,470           5,384
Nike, Inc. Class B (N)                                645,300          34,756
Office Depot, Inc. (AE)                                39,300           1,321
Polo Ralph Lauren Corp. Class A                       139,200          12,822
Quiksilver, Inc. (AE)(N)                               39,800             529
RadioShack Corp.                                       62,000           1,802
Royal Caribbean Cruises, Ltd. (N)                     175,000           7,275
Saks, Inc. (N)                                        333,800           6,990
Starbucks Corp. (AE)                                  850,759          26,391
Starwood Hotels & Resorts Worldwide, Inc.             127,800           8,565
Station Casinos, Inc.                                  28,345           2,466
Target Corp.                                          375,983          22,322
Time Warner, Inc.                                     155,950           3,217
Tribune Co.                                            50,600           1,660
Under Armour, Inc. Class B (AE)(N)                     70,400           3,555
VeriSign, Inc. (AE)                                   143,900           3,936
VF Corp.                                               22,100           1,941
Viacom, Inc. Class A (AE)                             161,410           6,658
Wal-Mart Stores, Inc.                                  18,300             877
Walt Disney Co. (The)                                 332,040          11,615
Wendy's International, Inc. (N)                        36,300           1,368
Wynn Resorts, Ltd. (N)                                 54,973           5,619
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                            592,400           6,931
Yahoo!, Inc. (AE)                                     373,743          10,480
Yum! Brands, Inc.                                     111,226           6,880
                                                                 ------------
                                                                      584,840
                                                                 ------------

Consumer Staples - 7.2%
Altria Group, Inc.                                    420,070          28,951
Coca-Cola Co. (The)                                 1,218,500          63,594
Coca-Cola Enterprises, Inc.                            76,900           1,687

 4  Diversified Equity Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Colgate-Palmolive Co.                                 132,900           9,003
ConAgra Foods, Inc.                                    27,100             666
Diageo PLC - ADR                                      132,420          11,176
General Mills, Inc.                                   159,500           9,554
Heineken NV - ADR                                     234,829           6,235
HJ Heinz Co.                                           36,400           1,715
Kellogg Co.                                            26,700           1,413
Kraft Foods, Inc. Class A                             587,359          19,659
Kroger Co. (The)                                       83,600           2,467
Molson Coors Brewing Co. Class B                       17,800           1,678
PepsiCo, Inc.                                         496,040          32,783
Procter & Gamble Co.                                1,235,442          79,451
Safeway, Inc.                                         306,200          11,115
Sara Lee Corp.                                         85,300           1,400
Smithfield Foods, Inc. (AE)(N)                         18,400             563
Tyson Foods, Inc. Class A                             145,100           3,041
UST, Inc.                                              24,700           1,400
Walgreen Co.                                          275,500          12,094
WM Wrigley Jr Co. (N)                                  93,500           5,505
                                                                 ------------
                                                                      305,150
                                                                 ------------

Financial Services - 20.5%
ACE, Ltd.                                              13,300             791
Alliance Data Systems Corp. (AE)                      129,900           8,269
Allstate Corp. (The)                                  295,160          18,394
AMBAC Financial Group, Inc.                            21,000           1,928
American Express Co.                                  250,000          15,168
American International Group, Inc.                    873,705          61,081
Annaly Capital Management, Inc. (o)                   746,850          11,882
AON Corp.                                              13,600             527
Astoria Financial Corp.                                28,350             753
Bank of America Corp.                                 832,868          42,393
Bank of New York Co., Inc. (The)                      186,890           7,565
BB&T Corp.                                             25,500           1,061
Capital One Financial Corp.                           161,994          12,030
CB Richard Ellis Group, Inc. Class A (AE)             180,778           6,119
Charles Schwab Corp. (The)                            406,710           7,776
Chicago Mercantile Exchange Holdings, Inc. Class
   A (N)                                               13,150           6,795
Chubb Corp.                                           232,700          12,526
Citigroup, Inc.                                     1,132,348          60,717
Comerica, Inc.                                         32,900           2,037
Countrywide Financial Corp.                           596,000          22,100
Fannie Mae                                            704,800          41,527
Fidelity National Financial, Inc. Class A (N)          78,791           2,008
Fidelity National Information Services, Inc.          109,200           5,518
First American Corp.                                  172,250           8,871
Freddie Mac                                           204,900          13,273
Genworth Financial, Inc. Class A                      805,000          29,374
Goldman Sachs Group, Inc. (The)                       351,622          76,868

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hartford Financial Services Group, Inc.               184,480          18,669
Hudson City Bancorp, Inc.                              98,550           1,313
IndyMac Bancorp, Inc. (N)                             123,375           3,731
IntercontinentalExchange, Inc. New (AE)                47,180           5,992
iShares Russell 1000 Value Index Fund                 139,150          11,992
JPMorgan Chase & Co.                                  977,423          50,924
KeyCorp                                                56,300           2,009
Lehman Brothers Holdings, Inc.                        239,384          18,021
Mastercard, Inc. Class A (N)                          107,983          12,060
MBIA, Inc. (N)                                         24,800           1,725
Merrill Lynch & Co., Inc.                             126,100          11,378
MetLife, Inc.                                         390,030          25,625
MGIC Investment Corp. (N)                              24,600           1,516
Moody's Corp.                                          63,406           4,192
Morgan Stanley                                        594,900          49,978
National City Corp.                                    85,090           3,110
Old Republic International Corp.                       62,800           1,336
PartnerRe, Ltd.                                         8,300             598
Paychex, Inc.                                         342,700          12,714
PMI Group, Inc. (The)                                  49,500           2,399
PNC Financial Services Group, Inc.                     94,610           7,011
Radian Group, Inc.                                     17,550           1,020
RenaissanceRe Holdings, Ltd.                           77,275           4,184
State Street Corp. (N)                                124,500           8,574
SunTrust Banks, Inc.                                  115,380           9,740
Travelers Cos., Inc. (The)                            353,270          19,112
UBS AG                                                494,110          32,068
Unum Group (N)                                         78,000           1,941
US Bancorp                                             12,756             438
Wachovia Corp.                                        575,400          31,958
Waddell & Reed Financial, Inc. Class A                 33,000             799
Washington Mutual, Inc. (N)                           114,480           4,806
Wells Fargo & Co.                                     959,515          34,437
XL Capital, Ltd. Class A                                8,300             647
                                                                 ------------
                                                                      873,368
                                                                 ------------

Health Care - 12.3%
Abbott Laboratories                                   542,740          30,730
Alcon, Inc.                                            41,700           5,626
Allergan, Inc.                                         74,180           8,991
AmerisourceBergen Corp. Class A                        36,100           1,805
Amylin Pharmaceuticals, Inc. (AE)                     121,701           5,030
Baxter International, Inc.                            363,500          20,585
BioMarin Pharmaceuticals, Inc. (AE)(N)                327,900           5,299
Boston Scientific Corp. (AE)                          267,600           4,132

                                                      Diversified Equity Fund  5

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bristol-Myers Squibb Co.                              473,600          13,668
Cardinal Health, Inc.                                  86,400           6,044
Celgene Corp. (AE)(N)                                 183,300          11,211
CVS Corp. (N)                                       1,292,457          46,839
Eli Lilly & Co.                                       179,200          10,596
Genentech, Inc. (AE)                                  389,010          31,117
Genzyme Corp. (AE)                                     86,180           5,628
Gilead Sciences, Inc. (AE)                            368,590          30,121
Hospira, Inc. (AE)                                    218,400           8,856
Human Genome Sciences, Inc. (AE)(N)                   643,600           6,931
Intuitive Surgical, Inc. (AE)(N)                       79,920          10,362
Johnson & Johnson                                     399,580          25,661
Medco Health Solutions, Inc. (AE)(N)                   71,700           5,594
Merck & Co., Inc.                                     608,100          31,281
Novartis AG - ADR                                     399,700          23,218
Omnicare, Inc. (N)                                    235,850           7,823
Pfizer, Inc.                                          491,800          13,013
Schering-Plough Corp.                                 208,307           6,610
Shire PLC - ADR (N)                                   168,370          11,767
St. Jude Medical, Inc. (AE)                           107,640           4,606
Stryker Corp. (N)                                     218,600          14,196
Tenet Healthcare Corp. (AE)(N)                        153,900           1,142
Thermo Fisher Scientific, Inc. (AE)                   783,730          40,801
UnitedHealth Group, Inc.                              697,133          36,990
Vertex Pharmaceuticals, Inc. (AE)                     356,600          10,962
WellPoint, Inc. (AE)                                   88,400           6,981
Wyeth                                                 384,930          21,364
                                                                 ------------
                                                                      525,580
                                                                 ------------
Integrated Oils - 4.2%
BP PLC - ADR                                           12,400             835
Chevron Corp.                                         281,787          21,920
ConocoPhillips                                        240,202          16,658
Exxon Mobil Corp.                                     601,090          47,715
Hess Corp.                                            824,350          46,782
Marathon Oil Corp.                                     29,800           3,026
Occidental Petroleum Corp.                            626,100          31,743
Total SA - ADR                                        115,770           8,531
                                                                 ------------
                                                                      177,210
                                                                 ------------

Materials and Processing - 5.0%
Allegheny Technologies, Inc.                           57,800           6,334
Arcelor Mittal Class A                                 20,200           1,079
Archer-Daniels-Midland Co.                            248,890           9,632
Ashland, Inc.                                          19,400           1,163
Cameco Corp.                                          458,650          21,382
Carpenter Technology Corp.                             22,000           2,670
Cytec Industries, Inc.                                173,450           9,522
Dow Chemical Co. (The)                                 94,300           4,207
EI Du Pont de Nemours & Co.                           380,485          18,709
Freeport-McMoRan Copper & Gold, Inc. Class B           61,958           4,161
Hercules, Inc. (AE)                                    35,500             669

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Imperial Chemical Industries PLC - ADR (N)            211,569           8,985
International Paper Co.                                28,900           1,090
Lennar Corp. Class B (N)                               13,200             528
Louisiana-Pacific Corp.                                 6,500             128
Lubrizol Corp.                                         22,100           1,325
Masco Corp. (N)                                       295,660           8,045
Monsanto Co.                                          416,064          24,544
Potash Corp. of Saskatchewan                           41,400           7,432
PPG Industries, Inc.                                  105,830           7,787
Praxair, Inc.                                         220,456          14,230
Rio Tinto PLC - ADR (N)                                87,100          21,252
Rohm & Haas Co.                                       191,600           9,804
Sherwin-Williams Co. (The)                             20,900           1,333
Smurfit-Stone Container Corp. (AE)                     87,200           1,051
Sonoco Products Co.                                     9,000             384
St. Joe Co. (The) (N)                                  72,641           4,114
Syngenta AG - ADR                                     193,920           7,699
Temple-Inland, Inc. (N)                               245,800          14,561
                                                                 ------------
                                                                      213,820
                                                                 ------------

Miscellaneous - 3.1%
Eaton Corp.                                            89,600           7,993
General Electric Co.                                2,017,730          74,374
Honeywell International, Inc.                         183,800           9,958
SPX Corp.                                              23,100           1,637
Textron, Inc.                                         266,800          27,126
Tyco International, Ltd.                              287,600           9,384
                                                                 ------------
                                                                      130,472
                                                                 ------------

Other Energy - 4.9%
Apache Corp.                                          112,300           8,142
Arch Coal, Inc.                                       282,050          10,174
Baker Hughes, Inc.                                    257,800          20,724
Cameron International Corp. (AE)                       31,481           2,033
CARBO Ceramics, Inc. (N)                               37,700           1,638
Consol Energy, Inc.                                   472,150          19,769
Devon Energy Corp.                                    338,480          24,665
Halliburton Co.                                       322,600          10,249
Massey Energy Co. (N)                                 487,300          13,123
National-Oilwell Varco, Inc. (AE)                      66,000           5,600
Noble Energy, Inc.                                     14,700             864
NRG Energy, Inc. (AE)(N)                               34,155           2,697
Reliant Energy, Inc. (AE)                           1,167,050          25,990
Schlumberger, Ltd.                                    563,252          41,585

 6  Diversified Equity Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Valero Energy Corp.                                    30,000           2,107
XTO Energy, Inc.                                      357,400          19,396
                                                                 ------------
                                                                      208,756
                                                                 ------------

Producer Durables - 5.5%
AGCO Corp. (AE)                                       284,100          11,856
Amazon.Com, Inc. (AE)                                  37,200           2,282
Applied Materials, Inc.                               549,700          10,565
Boeing Co.                                            357,961          33,290
Bombardier, Inc. (AE)                               1,252,200           5,156
Caterpillar, Inc.                                     126,700           9,201
Centex Corp. (N)                                      183,700           8,224
Crown Castle International Corp. (AE)                 197,610           6,786
Deere & Co.                                           285,530          31,237
Emerson Electric Co.                                  399,900          18,791
Goodrich Corp.                                         77,500           4,405
Ingersoll-Rand Co., Ltd. Class A                       16,000             714
KB Home (N)                                            23,900           1,054
KLA-Tencor Corp. (N)                                  155,560           8,641
Lexmark International, Inc. Class A (AE)(N)            17,400             948
Lockheed Martin Corp.                                 354,136          34,047
Nokia OYJ - ADR                                       179,000           4,520
Northrop Grumman Corp.                                198,700          14,632
Pulte Homes, Inc.                                     243,250           6,544
Roper Industries, Inc.                                 98,200           5,505
United Technologies Corp.                             249,900          16,776
                                                                 ------------
                                                                      235,174
                                                                 ------------

Technology - 11.6%
Adobe Systems, Inc. (AE)                              136,900           5,690
Akamai Technologies, Inc. (AE)                        104,430           4,603
Apple, Inc. (AE)                                      549,510          54,841
Arrow Electronics, Inc. (AE)                           44,500           1,759
AU Optronics Corp. - ADR                              610,449           9,712
Avnet, Inc. (AE)                                       52,200           2,135
BearingPoint, Inc. (AE)                               618,500           4,540
Broadcom Corp. Class A (AE)                           240,940           7,843
Celestica, Inc. (AE)(N)                               414,850           2,817
Ciena Corp. (AE)(N)                                   208,900           6,091
Cisco Systems, Inc. (AE)                            2,262,917          60,510
Cognizant Technology Solutions Corp. Class A
   (AE)                                                65,700           5,874
Dell, Inc. (AE)                                       761,970          19,209
Electronic Data Systems Corp.                          36,100           1,056
F5 Networks, Inc. (AE)                                 53,140           4,080
Flextronics International, Ltd. (AE)                   73,700             822
General Dynamics Corp.                                163,576          12,841
Hewlett-Packard Co.                                 1,678,370          70,726
Intel Corp.                                         1,476,866          31,753
International Business Machines Corp.                  23,500           2,402
International Rectifier Corp. (AE)                    126,300           4,456
JDS Uniphase Corp. (AE)(N)                            383,762           6,324

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Maxim Integrated Products, Inc.                       286,300           9,081
MEMC Electronic Materials, Inc. (AE)                   29,600           1,624
Microsoft Corp.                                       957,600          28,671
Motorola, Inc.                                        797,250          13,816
Oracle Corp. (AE)                                     522,160           9,817
PerkinElmer, Inc.                                     340,500           8,240
Qualcomm, Inc.                                      1,168,100          51,163
Raytheon Co.                                           22,600           1,210
Research In Motion, Ltd. (AE)                          89,800          11,816
Salesforce.com, Inc. (AE)(N)                          131,800           5,536
SanDisk Corp. (AE)(N)                                  76,200           3,311
Sanmina-SCI Corp. (AE)                                302,700           1,044
Seagate Technology, Inc. (AE)                           9,200              --
Solectron Corp. (AE)                                  207,700             696
Sun Microsystems, Inc. (AE)                         1,167,520           6,094
Sunpower Corp. Class A (AE)(N)                         79,100           4,800
Texas Instruments, Inc.                               562,360          19,328
                                                                 ------------
                                                                      496,331
                                                                 ------------

Utilities - 4.0%
Allegheny Energy, Inc. (AE)                            18,100             968
Ameren Corp.                                           40,700           2,139
America Movil SAB de CV
   Series L                                           139,779           7,342
American Electric Power Co., Inc.                      44,100           2,215
AT&T, Inc.                                          1,107,249          42,873
China Mobile, Ltd. - ADR                              141,205           6,356
Comcast Corp. Class A (AE)                          1,058,917          28,231
Constellation Energy Group, Inc.                       27,200           2,424
Dominion Resources, Inc.                              285,500          26,037
Embarq Corp.                                          123,011           7,385
Entergy Corp.                                           7,600             860
FPL Group, Inc. (N)                                   113,560           7,310
NII Holdings, Inc. (AE)(N)                            137,680          10,567
Progress Energy, Inc. - CVO                             5,500               2
Public Service Enterprise Group, Inc.                  33,600           2,905
Sprint Nextel Corp.                                   651,280          13,045
Time Warner Telecom, Inc. Class A (AE)(N)             165,850           3,400
Verizon Communications, Inc.                          209,100           7,983
Wisconsin Energy Corp.                                 17,400             849
                                                                 ------------
                                                                      172,891
                                                                 ------------

TOTAL COMMON STOCKS
(cost $3,382,090)                                                   4,058,957
                                                                 ------------

                                                      Diversified Equity Fund  7

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.6%
Russell Investment Company
   Money Market Fund                              185,224,926         185,225
United States Treasury Bills (c)(z)(sec.)
   5.041% due 06/14/07                                 13,000          12,922
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $198,147)                                                       198,147
                                                                 ------------

OTHER SECURITIES - 6.1%
Russell Investment Company
   Money Market Fund (X)                           49,894,321          49,894
State Street Securities
   Lending Quality Trust (X)                      209,685,265         209,685
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $259,579)                                                       259,579
                                                                 ------------

TOTAL INVESTMENTS - 105.9%
(identified cost $3,839,816)                                        4,516,683

OTHER ASSETS AND LIABILITIES,
NET - (5.9%)                                                         (252,422)
                                                                 ------------

NET ASSETS - 100.0%                                                 4,264,261
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 8  Diversified Equity Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/07 (110)                              8,923                445

Russell 1000 Mini Index (CME)
   expiration date 06/07 (43)                              17,441                843

S&P 500 E-Mini Index (CME)
   expiration date 06/07 (694)                             51,647              2,712

S&P 500 Index (CME)
   expiration date 06/07 (155)                             57,676              2,638

S&P Midcap 400 E-Mini Index (CME)
   expiration date 06/07 (670)                             58,840              2,437
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      9,075
                                                                     ===============

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
CAD               8   USD                6    04/30/07                 --
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  --
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Equity Fund  9

RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       3.2
Consumer Discretionary                                       13.7
Consumer Staples                                              7.2
Financial Services                                           20.5
Health Care                                                  12.3
Integrated Oils                                               4.2
Materials and Processing                                      5.0
Miscellaneous                                                 3.1
Other Energy                                                  4.9
Producer Durables                                             5.5
Technology                                                   11.6
Utilities                                                     4.0
Short-Term Investments                                        4.6
Other Securities                                              6.1
                                                  ---------------
Total Investments                                           105.9
Other Assets and Liabilities, Net                            (5.9)
                                                  ---------------

                                                            100.0
                                                  ===============

Futures Contracts                                             0.2

See accompanying notes which are an integral part of the financial statements.

 10  Diversified Equity Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
March 1, 2007                 $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,036.20      $     1,005.87
Expenses Paid During
Period*                       $         2.54      $         2.50

* Expenses are equal to the Fund's annualized expense ratio of 1.49% (representing the two month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since inception).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,083.90      $     1,013.69
Expenses Paid During
Period*                       $        11.57      $        11.18

* Expenses are equal to the Fund's annualized expense ratio of 2.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,088.10      $     1,017.41
Expenses Paid During
Period*                       $         7.71      $         7.45

* Expenses are equal to the Fund's annualized expense ratio of 1.49% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,089.20      $     1,018.65
Expenses Paid During
Period*                       $         6.42      $         6.21

* Expenses are equal to the Fund's annualized expense ratio of 1.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                         Special Growth Fund  11

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.3%
Auto and Transportation - 3.0%
AAR Corp. (AE)                                         36,000           1,099
Accuride Corp. (AE)                                     5,575              82
Aftermarket Technology Corp. (AE)                       9,900             274
Alaska Air Group, Inc. (AE)                            43,300           1,282
American Commercial Lines, Inc. (AE)                   30,628             903
Arctic Cat, Inc.                                       13,000             231
Arkansas Best Corp.                                    39,100           1,541
ArvinMeritor, Inc.                                    103,480           2,137
Atlas Air Worldwide Holdings, Inc. (AE)                 9,800             564
Autoliv, Inc.                                          12,800             744
Bristow Group, Inc. (AE)(N)                            34,980           1,315
Commercial Vehicle Group, Inc. (AE)                     7,900             155
Continental Airlines, Inc. Class A (AE)(N)             10,437             382
Cooper Tire & Rubber Co.                               30,100             582
Dana Corp. (AE)(N)                                    211,000             211
Danaos Corp.                                           16,400             472
DryShips, Inc. (N)                                     66,500           2,353
ExpressJet Holdings, Inc. Class A (AE)(N)             172,862           1,032
Freightcar America, Inc. (N)                            3,944             196
Grupo Aeroportuario del Centro Norte Sab de CV -
   ADR (AE)(N)                                         58,500           1,711
Grupo Aeroportuario del Sureste SAB de CV - ADR        43,900           2,116
Gulfmark Offshore, Inc. (AE)(N)                        20,900           1,001
Hayes Lemmerz International, Inc. (AE)(N)             115,553             659
Horizon Lines, Inc. Class A                            67,275           2,288
HUB Group, Inc. Class A (AE)                           36,195           1,303
Kansas City Southern (AE)(N)                           25,600             951
Kirby Corp. (AE)                                       59,570           2,252
Modine Manufacturing Co.                               14,300             331
Monaco Coach Corp. (N)                                 20,703             317
Navistar International Corp. (AE)                      29,200           1,621
OMI Corp. (N)                                          56,500           1,642
PAM Transportation Services (AE)                        5,900             112
Saia, Inc. (AE)(N)                                     25,723             721
Skywest, Inc. (N)                                      44,758           1,218
Standard Motor Products, Inc.                          29,800             546
Teekay Shipping Corp. (N)                              26,800           1,599
TRW Automotive Holdings Corp. (AE)                     50,200           1,860
US Xpress Enterprises, Inc. Class A (AE)               26,600             381
UTI Worldwide, Inc.                                   123,420           2,897
Wabtec Corp.                                            9,646             358
YRC Worldwide, Inc. (AE)(N)                            42,500           1,691
                                                                 ------------
                                                                       43,130
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Consumer Discretionary - 18.3%
Abercrombie & Fitch Co. Class A                        23,500           1,919
ABM Industries, Inc.                                   87,993           2,476
Activision, Inc. (AE)                                 289,402           5,788
Advance Auto Parts, Inc.                               17,700             729
Advisory Board Co. (The) (AE)                          63,779           3,028
Aeropostale, Inc. (AE)                                121,365           4,994
AFC Enterprises (AE)                                   22,000             418
Alberto-Culver Co. Class B                            103,000           2,502
Alloy, Inc. (AE)                                       13,011             161
American Eagle Outfitters, Inc.                        50,000           1,473
American Greetings Corp. Class A                       34,640             882
American Woodmark Corp.                                29,398           1,015
aQuantive, Inc. (AE)                                  118,062           3,614
Asbury Automotive Group, Inc.                          66,937           1,926
AutoNation, Inc. (AE)                                 124,200           2,539
Bare Escentuals, Inc. (AE)                             93,023           3,761
Barnes & Noble, Inc.                                   33,200           1,312
Big 5 Sporting Goods Corp.                              5,300             136
Big Lots, Inc. (AE)                                   136,930           4,409
BigBand Networks, Inc. (AE)                            77,200           1,580
Black & Decker Corp.                                    7,900             717
Blockbuster, Inc. Class A (AE)                        187,375           1,162
Blyth, Inc.                                             6,501             170
Bob Evans Farms, Inc.                                  28,996           1,064
Books-A-Million, Inc. Class A                           9,431             157
Bowne & Co., Inc.                                      19,100             319
Bright Horizons Family Solutions, Inc. (AE)(N)         32,400           1,251
Brown Shoe Co., Inc.                                   54,586           1,473
Buckle, Inc. (The)                                     17,800             634
Buffalo Wild Wings, Inc. (AE)(N)                       29,000           1,893
CBRL Group, Inc. (N)                                   26,087           1,163
CEC Entertainment, Inc. (AE)                           32,600           1,358
Central Parking Corp. (N)                              17,706             396
Cenveo, Inc. (AE)                                      14,500             372
Charlotte Russe Holding, Inc. (AE)                      2,026              55
Chemed Corp.                                           36,439           1,833
Cherokee, Inc. (N)                                      4,200             193
Children's Place Retail Stores, Inc. (The) (AE)        26,755           1,415
Chipotle Mexican Grill, Inc. Class A (AE)(N)           42,700           2,785
Churchill Downs, Inc. (N)                               3,962             185
CMGI, Inc. (AE)(N)                                    425,467             893
Coinstar, Inc. (AE)(N)                                 27,815             865

 12  Special Growth Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Columbia Sportswear Co. (N)                            28,400           1,778
Consolidated Graphics, Inc. (AE)                        5,300             399
Convergys Corp. (AE)                                  207,200           5,234
Core-Mark Holding Co., Inc. (AE)(N)                     4,300             152
Corinthian Colleges, Inc. (AE)(N)                      67,100             928
CROCS, Inc. (AE)(N)                                   111,500           6,231
CSS Industries, Inc. (N)                                1,900              76
Denny's Corp. (AE)(N)                                 109,965             516
DeVry, Inc. (N)                                        79,600           2,626
Dick's Sporting Goods, Inc. (AE)(N)                    51,900           2,911
Dillard's, Inc. Class A                                63,800           2,209
Dolby Laboratories, Inc. Class A (AE)                 174,100           6,167
Dollar Tree Stores, Inc. (AE)                          42,100           1,655
DreamWorks Animation SKG, Inc. Class A (AE)(N)         45,600           1,335
Dress Barn, Inc. (AE)(N)                               32,916             655
DSW, Inc. Class A (AE)(N)                              24,674             956
Earthlink, Inc. (AE)                                   83,400             639
Elizabeth Arden, Inc. (AE)                             26,200             590
Ethan Allen Interiors, Inc. (N)                        46,970           1,658
Ezcorp, Inc. Class A (AE)(N)                           57,099             865
Federated Department Stores, Inc. (N)                  28,740           1,262
Focus Media Holding, Ltd. - ADR (AE)(N)                20,400             755
Foot Locker, Inc.                                      98,800           2,350
Forrester Research, Inc. (AE)                          18,396             474
FTD Group, Inc.                                        46,800             835
GameStop Corp. Class A (AE)                           139,518           4,628
Great Wolf Resorts, Inc. (AE)(N)                       18,800             239
Greenfield Online, Inc. (AE)                           12,851             210
Group 1 Automotive, Inc. (N)                              600              25
Guess?, Inc. (N)                                       39,700           1,564
Gymboree Corp. (AE)(N)                                 29,309           1,119
Hanesbrands, Inc. (AE)                                 49,700           1,322
Hasbro, Inc. (N)                                       98,400           3,110
Helen of Troy, Ltd. (AE)(N)                            83,830           1,903
Home Inns & Hotels Management, Inc. - ADR (AE)         23,000             788
Home Solutions of America, Inc. (AE)(N)               208,807             990
Hooker Furniture Corp. (N)                              9,452             208
ICF International, Inc. (AE)                           15,700             336
Iconix Brand Group, Inc. (AE)(N)                      226,438           4,558
IKON Office Solutions, Inc.                            18,100             271
Insight Enterprises, Inc. (AE)                          1,000              20
International Speedway Corp. Class A                   10,200             504
ITT Educational Services, Inc. (AE)                    14,000           1,361
J Crew Group, Inc. (AE)(N)                             93,000           3,766
Jack in the Box, Inc. (AE)                             13,100             873
Jakks Pacific, Inc. (AE)                               34,900             839
Jarden Corp. (AE)(N)                                   41,100           1,732
Jo-Ann Stores, Inc. (AE)(N)                            20,302             608
Jones Apparel Group, Inc. (N)                         112,000           3,740
JOS A Bank Clothiers, Inc. (AE)(N)                     44,430           1,717

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Journal Communications, Inc. Class A (AE)              11,978             162
Journal Register Co. (N)                               59,700             350
K2, Inc. (AE)(N)                                        8,447             127
Kellwood Co. (N)                                          800              23
Kenneth Cole Productions, Inc. Class A (N)             11,000             278
Knology, Inc. (AE)(N)                                   9,729             178
Korn/Ferry International (AE)(N)                       72,900           1,718
Leapfrog Enterprises, Inc. Class A (AE)(N)             58,300             639
Lee Enterprises, Inc.                                 140,100           3,668
Life Time Fitness, Inc. (AE)(N)                        69,400           3,567
Lin TV Corp. Class A (AE)                               6,330             101
Lithia Motors, Inc. Class A (N)                        17,700             477
Liz Claiborne, Inc. (N)                                98,800           4,418
LKQ Corp. (AE)                                        131,990           2,980
Lodgenet Entertainment Corp. (AE)                       9,716             331
Luby's, Inc. (AE)                                       2,500              25
Maidenform Brands, Inc. (AE)                           16,200             330
McClatchy Co. Class A (N)                               5,200             150
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)                                                30,400             814
Men's Wearhouse, Inc. (The)                            37,400           1,618
Meredith Corp.                                         41,000           2,375
MIVA, Inc. (AE)(N)                                     26,913             116
Morton's Restaurant Group, Inc. (AE)                    6,300             106
Mothers Work, Inc. (AE)(N)                              5,676             199
Movado Group, Inc.                                      8,900             293
Movie Gallery, Inc. (AE)(N)                           103,438             378
MPS Group, Inc. (AE)                                  151,641           2,076
MSC Industrial Direct Co., Inc. Class A                81,296           3,962
Nu Skin Enterprises, Inc. Class A                      30,400             527
O'Charleys, Inc. (AE)                                  70,800           1,495
O'Reilly Automotive, Inc. (AE)                        106,771           3,801
OfficeMax, Inc.                                        43,200           2,126
On Assignment, Inc. (AE)                               86,700             969
Orient-Express Hotels, Ltd. Class A                    52,720           2,776
Oxford Industries, Inc.                                10,700             497
Pacific Sunwear of California, Inc. (AE)               82,500           1,727
Panera Bread Co. Class A (AE)                          47,937           2,670
Payless Shoesource, Inc. (AE)                          40,204           1,282
PC Connection, Inc. (AE)(N)                            11,849             152
Perry Ellis International, Inc. (AE)(N)                60,317           2,003
Phillips-Van Heusen Corp.                              94,745           5,296
Pier 1 Imports, Inc. (N)                               88,700             670
PRG-Schultz International, Inc. (AE)(N)                36,649             483

                                                         Special Growth Fund  13

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Priceline.com, Inc. (AE)(N)                            75,200           4,184
Quiksilver, Inc. (AE)(N)                               97,000           1,290
RadioShack Corp. (N)                                   13,900             404
Rare Hospitality International, Inc. (AE)              93,045           2,709
Rent-A-Center, Inc. Class A (AE)(N)                    72,900           2,030
Republic Services, Inc. Class A                       168,430           4,704
Resources Connection, Inc. (AE)                        78,641           2,373
Retail Ventures, Inc. (AE)(N)                          15,419             314
Rush Enterprises, Inc. Class A (AE)(N)                  8,500             177
Scholastic Corp. (AE)                                  66,100           2,040
Sealy Corp. (N)                                        13,800             235
Service Corp. International                           137,700           1,673
Shanda Interactive Entertainment, Ltd. - ADR
   (AE)                                                53,500           1,340
Shoe Carnival, Inc. (AE)(N)                            18,280             575
Sinclair Broadcast Group, Inc. Class A (N)             64,711           1,057
Skechers USA, Inc. Class A (AE)                         8,300             261
Sonic Automotive, Inc. Class A (N)                     33,000             943
Sonic Corp. (AE)                                      159,214           3,573
Spherion Corp. (AE)                                    31,400             268
Stage Stores, Inc.                                     61,411           1,354
Stanley Furniture Co., Inc. (N)                         7,849             170
Stanley Works (The) (N)                                30,500           1,778
Steak N Shake Co. (The) (AE)(N)                         3,500              57
Stein Mart, Inc.                                        9,800             160
Sturm Ruger & Co., Inc. (AE)(N)                        73,649             951
Take-Two Interactive Software, Inc. (AE)(N)            57,300           1,098
Tech Data Corp. (AE)                                    8,400             299
TeleTech Holdings, Inc. (AE)                           33,800           1,275
Tempur-Pedic International, Inc. (N)                   28,200             732
Timberland Co. Class A (AE)                             5,500             142
Tractor Supply Co. (AE)                                44,422           2,298
Triarc Cos., Inc. Class A                               5,169              84
Tupperware Corp.                                       17,995             506
Unifirst Corp.                                          4,800             202
United Auto Group, Inc.                                42,700             866
United Online, Inc. (N)                                79,100           1,141
Urban Outfitters, Inc. (AE)(N)                         99,600           2,566
Viad Corp.                                             23,200             947
VistaPrint, Ltd. (AE)(N)                               74,700           2,792
Warnaco Group, Inc. (The) (AE)                         32,700             925
Warner Music Group Corp. (N)                           74,200           1,276
Washington Post Co. (The) Class B                       2,405           1,789
West Marine, Inc. (AE)(N)                              24,725             363
WMS Industries, Inc. (AE)(N)                           37,300           1,487
Wynn Resorts, Ltd.                                     36,461           3,727
Zumiez, Inc. (AE)(N)                                   57,700           2,277
                                                                 ------------
                                                                      264,047
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Consumer Staples - 1.9%
Alliance One International, Inc. (AE)                 404,853           3,972
Boston Beer Co., Inc. Class A (AE)(N)                   8,000             258
Coca-Cola Bottling Co. Consolidated (N)                17,028             940
Constellation Brands, Inc. Class A (AE)                22,700             509
Del Monte Foods Co.                                    97,600           1,132
Hormel Foods Corp.                                     14,300             545
Imperial Sugar Co. (N)                                 19,700             586
JM Smucker Co. (The)                                   18,300           1,021
Loews Corp. - Carolina Group                           39,000           2,985
McCormick & Co., Inc.                                  49,000           1,819
Molson Coors Brewing Co. Class B                       33,300           3,139
Nash Finch Co. (N)                                     22,031             859
NBTY, Inc. (AE)                                        22,799           1,126
PepsiAmericas, Inc.                                    26,000             628
Performance Food Group Co. (AE)                         1,400              44
Premium Standard Farms, Inc. (N)                       45,796             993
Reddy Ice Holdings, Inc. (N)                           24,829             727
Schweitzer-Mauduit International, Inc.                 13,331             366
SUPERVALU, Inc.                                        92,800           4,259
Universal Corp. (N)                                    21,813           1,367
                                                                 ------------
                                                                       27,275
                                                                 ------------

Financial Services - 15.6%
Advent Software, Inc. (AE)                            111,600           3,745
Affiliated Managers Group, Inc. (AE)                   53,582           6,303
AG Edwards, Inc.                                       16,533           1,198
Alliance Data Systems Corp. (AE)                       80,192           5,105
AMB Property Corp. (o)                                 34,300           2,089
Amerisafe, Inc. (AE)                                   34,123             687
Annaly Capital Management, Inc. (o)                    60,800             967
Anthracite Capital, Inc. (o)                           10,733             124
Apartment Investment & Management Co. Class A
   (o)                                                 47,900           2,649
Apollo Investment Corp.                                90,500           1,988
Arbor Realty Trust, Inc. (o)                            9,700             299
Arch Capital Group, Ltd. (AE)                          16,000           1,165
Ares Capital Corp.                                    102,300           1,837
Argonaut Group, Inc. (AE)                               8,585             289
Ashford Hospitality Trust, Inc. (o)                   271,610           3,259
Aspen Insurance Holdings, Ltd.                         47,900           1,270
Asset Acceptance Capital Corp. (AE)                     3,700              68
Assurant, Inc.                                         74,117           4,264

 14  Special Growth Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Authorize.Net Holdings, Inc. (AE)                      14,900             263
Axis Capital Holdings, Ltd.                            45,800           1,699
Bancfirst Corp.                                         4,100             176
Bank of Hawaii Corp.                                   31,100           1,645
BankUnited Financial Corp. Class A (N)                 63,196           1,368
Banner Corp.                                            6,394             239
Bear Stearns Cos., Inc. (The)                          10,100           1,573
BioMed Realty Trust, Inc. (o)                          30,000             861
BOK Financial Corp. (N)                                 5,556             285
Broadridge Financial Solutions, Inc. (AE)              42,200             846
Calamos Asset Management, Inc. Class A                  8,800             206
Camden Property Trust (o)                              25,500           1,776
CapitalSource, Inc. (o)(N)                              9,900             255
Cash America International, Inc. (N)                   31,743           1,370
Central Pacific Financial Corp. (N)                    16,703             574
CIT Group, Inc.                                        21,500           1,282
City Bank (N)                                          12,550             392
City Holding Co. (N)                                    4,674             177
CNA Surety Corp. (AE)                                  79,700           1,645
Cohen & Steers, Inc. (N)                                4,300             221
Colonial BancGroup, Inc. (The) (N)                    125,900           3,029
Colonial Properties Trust (o)                          26,700           1,325
Commerce Group, Inc. (N)                               24,600             802
Community Bancorp (AE)(N)                              30,122             925
Corus Bankshares, Inc. (N)                            101,439           1,705
Deerfield Triarc Capital Corp. (o)                    118,800           1,923
Deluxe Corp.                                           83,371           3,156
DiamondRock Hospitality Co. (o)                        79,600           1,456
Downey Financial Corp. (N)                             18,433           1,234
Duke Realty Corp. (o)(N)                               34,970           1,508
EastGroup Properties, Inc. (o)(N)                       8,000             401
Education Realty Trust, Inc. (o)(N)                    20,200             288
EMC Insurance Group, Inc.                               3,400              85
Entertainment Properties Trust (o)                     13,054             789
Essex Property Trust, Inc. (o)(N)                      16,900           2,178
Euronet Worldwide, Inc. (AE)                          116,810           3,253
Extra Space Storage, Inc. (o)                          22,700             425
Factset Research Systems, Inc.                         19,600           1,206
FBL Financial Group, Inc. Class A                       1,300              50
Federal Realty Investors Trust (o)                     11,100           1,001
FelCor Lodging Trust, Inc. (o)                         82,100           2,096
Feldman Mall Properties, Inc. (o)                     117,200           1,351
Fidelity National Financial, Inc. Class A (N)          46,535           1,186
First American Corp.                                  123,100           6,340
First Cash Financial Services, Inc. (AE)               42,400             974
First Industrial Realty Trust, Inc. (o)                21,800             955
First Mutual Bancshares, Inc.                          62,976           1,392
First Place Financial Corp. (N)                         5,163             103
First Regional Bancorp (AE)(N)                         52,689           1,317

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FirstFed Financial Corp. (AE)(N)                       46,538           2,861
Fulton Financial Corp. (N)                             39,510             582
GFI Group, Inc. (AE)(N)                                64,000           4,432
Global Payments, Inc.                                  57,525           2,185
Gramercy Capital Corp. (o)(N)                           9,068             294
Hanmi Financial Corp. (N)                              70,234           1,153
HCC Insurance Holdings, Inc.                           53,700           1,646
Health Care Property Investors, Inc. (o)               27,000             956
Health Care REIT, Inc. (o)                             34,300           1,552
Hersha Hospitality Trust (o)(N)                        16,800             200
Highland Hospitality Corp. (o)                         96,500           1,838
Hospitality Properties Trust (o)                       98,400           4,480
HRPT Properties Trust (o)(N)                          139,000           1,701
IBERIABANK Corp. (N)                                    5,520             290
Integra Bank Corp.                                      2,800              64
International Securities Exchange Holdings, Inc.
   Class A (N)                                         65,100           4,342
Intervest Bancshares Corp. Class A (AE)(N)             14,259             363
Investment Technology Group, Inc. (AE)                 49,486           1,873
Investors Real Estate Trust (o)                         2,500              26
IPC Holdings, Ltd. (N)                                 94,200           2,824
iStar Financial, Inc. (o)                              82,400           3,949
ITLA Capital Corp. (N)                                    400              20
JER Investors Trust, Inc. (o)                          47,800             842
John H Harland Co. (N)                                  5,816             306
Jones Lang LaSalle, Inc.                                6,762             727
KKR Financial Corp. (o)                                60,400           1,613
Knight Capital Group, Inc. Class A (AE)(N)             94,200           1,526
Kohlberg Capital Corp. (N)                             91,375           1,639
LaSalle Hotel Properties (o)                           28,500           1,323
Liberty Property Trust (o)                             37,500           1,815
LTC Properties, Inc. (o)(N)                            21,911             549
Luminent Mortgage Capital, Inc. (o)(N)                 60,100             496
Macatawa Bank Corp. (N)                                 6,100              99
Markel Corp. (AE)                                       3,000           1,377
MCG Capital Corp.                                      57,000           1,004
Mercantile Bank Corp. (N)                               3,885             105
Mid-America Apartment Communities, Inc. (o)            22,300           1,203
Nara Bancorp, Inc. (N)                                 28,222             466
National Retail Properties, Inc. (o)(N)               126,112           3,020
Nationwide Financial Services, Inc. (N)                30,600           1,748
Navigators Group, Inc. (AE)                            12,988             664

                                                         Special Growth Fund  15

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nelnet, Inc. Class A (N)                               10,200             274
Newcastle Investment Corp. (o)(N)                      77,827           2,273
NorthStar Realty Finance Corp. (o)(N)                 288,338           4,267
Ocwen Financial Corp. (AE)(N)                          39,495             563
Odyssey Re Holdings Corp. (N)                          28,900           1,211
Old Republic International Corp.                       60,250           1,282
Oriental Financial Group                               13,036             151
Pacific Capital Bancorp (N)                            21,978             592
Pennsylvania Real Estate Investment Trust (o)          29,100           1,352
Philadelphia Consolidated Holding Co. (AE)             28,200           1,224
Pico Holdings, Inc. (AE)(N)                            10,100             451
PMI Group, Inc. (The)                                  29,300           1,420
Potlatch Corp. (o)(N)                                  23,325           1,012
Preferred Bank                                         13,150             481
Protective Life Corp.                                  39,100           1,834
PS Business Parks, Inc. (o)(N)                         10,155             700
Radian Group, Inc.                                     22,500           1,307
RAIT Financial Trust (o)(N)                            88,500           2,491
Raymond James Financial, Inc.                         136,200           4,179
Realty Income Corp. (o)                                77,828           2,171
Redwood Trust, Inc. (o)                                16,409             824
Reinsurance Group of America, Inc.                     27,300           1,701
RenaissanceRe Holdings, Ltd. (N)                       29,000           1,570
RLI Corp.                                              11,200             624
Ryder System, Inc. (N)                                 55,600           2,927
S1 Corp. (AE)                                          91,291             593
Safety Insurance Group, Inc. (N)                       32,463           1,300
SeaBright Insurance Holdings, Inc. (AE)(N)             21,380             397
SEI Investments Co.                                    28,900           1,764
Southwest Bancorp, Inc.                                47,936           1,174
Sovran Self Storage, Inc. (o)                          28,000           1,547
Stancorp Financial Group, Inc.                         42,600           2,028
Sterling Bancshares, Inc. (N)                          36,950             422
Sunstone Hotel Investors, Inc. (o)                     62,480           1,782
Susquehanna Bancshares, Inc. (N)                       16,100             359
SWS Group, Inc. (N)                                    44,961           1,169
Taubman Centers, Inc. (o)                              12,200             684
Taylor Capital Group, Inc.                             12,081             359
Thornburg Mortgage, Inc. (o)(N)                        75,300           2,093
TierOne Corp.                                          19,781             480
Transatlantic Holdings, Inc.                            3,000             208
Triad Guaranty, Inc. (AE)(N)                           27,056           1,196
U-Store-It Trust (o)                                   83,100           1,530
United America Indemnity, Ltd. Class A (AE)            11,400             285
United Fire & Casualty Co. (N)                         13,100             481
United Rentals, Inc. (AE)(N)                           50,000           1,675
Unitrin, Inc. (N)                                      20,300             957
Universal Health Realty Income Trust (o)                1,100              39
Ventas, Inc. (o)                                       56,800           2,395

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Webster Financial Corp.                                14,300             636
Weingarten Realty Investors (o)(N)                      6,100             292
Whitney Holding Corp.                                  32,049             986
Wilmington Trust Corp. (N)                             18,800             761
WR Berkley Corp.                                       40,000           1,300
WSFS Financial Corp.                                      500              32
Zenith National Insurance Corp. (N)                    56,296           2,604
Zions Bancorporation                                   20,000           1,636
                                                                 ------------
                                                                      224,810
                                                                 ------------

Health Care - 10.1%
Accelrys, Inc. (AE)(N)                                103,200             673
Advanced Medical Optics, Inc. (AE)(N)                  31,000           1,253
Albany Molecular Research, Inc. (AE)                   13,998             135
Allscripts Healthcare Solutions, Inc. (AE)            112,645           2,979
American Medical Systems Holdings, Inc. (AE)          240,383           4,262
American Oriental Bioengineering, Inc. (AE)            45,600             454
AMERIGROUP Corp. (AE)(N)                               60,569           1,704
Amsurg Corp. Class A (AE)                              10,215             235
Analogic Corp.                                          6,400             392
Applera Corp. - Celera Group (AE)                     205,800           2,881
Apria Healthcare Group, Inc. (AE)                      43,063           1,367
Arthrocare Corp. (AE)                                 116,584           4,810
Beckman Coulter, Inc.                                  20,100           1,263
Bio-Rad Laboratories, Inc. Class A (AE)                11,700             828
Bradley Pharmaceuticals, Inc. (AE)(N)                  13,902             273
Cerner Corp. (AE)(N)                                  119,000           6,336
Charles River Laboratories International, Inc.
   (AE)(N)                                             40,500           1,918
Community Health Systems, Inc. (AE)                   101,614           3,739
Conmed Corp. (AE)                                      65,355           1,982
Cooper Cos., Inc. (The) (N)                           106,819           5,458
Corvel Corp. (AE)                                      13,140             357
Covance, Inc. (AE)                                     30,200           1,827
Cutera, Inc. (AE)(N)                                   37,700           1,104
DaVita, Inc. (AE)(N)                                   69,526           3,797
Discovery Laboratories, Inc. (AE)(N)                   63,000             187
Emergency Medical Services Corp. Class A (AE)          41,278           1,382
ev3, Inc. (AE)(N)                                      54,300             969
Greatbatch, Inc. (AE)(N)                                4,044             117
Haemonetics Corp. (AE)                                 51,362           2,457
Health Net, Inc. (AE)                                  29,300           1,584
Healthcare Services Group (N)                         127,400           3,567

 16  Special Growth Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HealthExtras, Inc. (AE)(N)                            212,200           6,568
Healthspring, Inc. (AE)                               146,315           3,441
Healthways, Inc. (AE)(N)                               73,951           3,137
Henry Schein, Inc. (AE)                                22,600           1,178
Hologic, Inc. (AE)(N)                                 174,558          10,046
Icon PLC - ADR (AE)                                    16,900             793
Illumina, Inc. (AE)                                    71,044           2,318
Immucor, Inc. (AE)                                     11,100             362
Immunomedics, Inc. (AE)(N)                             92,784             488
IMS Health, Inc.                                      100,481           2,947
Invacare Corp.                                         31,100             580
Inverness Medical Innovations, Inc. (AE)               43,600           1,746
Kindred Healthcare, Inc. (AE)                          27,200             950
King Pharmaceuticals, Inc. (AE)                       142,300           2,910
Kyphon, Inc. (AE)                                      47,449           2,212
LHC Group, Inc. (AE)(N)                                93,049           2,382
LifePoint Hospitals, Inc. (AE)                         51,600           1,884
Medcath Corp. (AE)(N)                                  52,417           1,558
Medical Action Industries, Inc. (AE)                   20,300             462
Medtox Scientific, Inc. (AE)                            8,169             197
Mentor Corp. (N)                                       23,701             922
Molina Healthcare, Inc. (AE)(N)                        18,400             556
Myriad Genetics, Inc. (AE)(N)                          39,200           1,433
Nabi Biopharmaceuticals (AE)(N)                        44,900             234
Neurocrine Biosciences, Inc. (AE)(N)                   26,200             334
Noven Pharmaceuticals, Inc. (AE)(N)                    19,851             465
NuVasive, Inc. (AE)(N)                                 58,300           1,502
Pharmaceutical Product
   Development, Inc.                                   56,837           2,050
Pharmacopeia Drug Discovery, Inc. (AE)(N)              54,750             320
PharmaNet Development Group, Inc. (AE)(N)              26,350             719
Phase Forward, Inc. (AE)                               65,100           1,034
PolyMedica Corp. (N)                                   24,300             983
PSS World Medical, Inc. (AE)(N)                       230,583           4,635
Psychiatric Solutions, Inc. (AE)                      110,730           3,883
Quality Systems, Inc. (AE)                             63,964           2,589
RehabCare Group, Inc. (AE)                              5,500              90
Sciele Pharma, Inc. (AE)(N)                            43,221           1,068
Sierra Health Services, Inc. (AE)                      95,193           3,943
Stericycle, Inc. (AE)(N)                               38,400           3,346
STERIS Corp.                                           42,900           1,097
Techne Corp. (AE)                                      65,142           3,841
Universal Health Services, Inc. Class B                37,200           2,259
Viropharma, Inc. (AE)                                  15,000             226
WellCare Health Plans, Inc. (AE)(N)                    17,140           1,381
West Pharmaceutical Services, Inc. (N)                 17,343             863
Zoll Medical Corp. (AE)                                 4,464             108
                                                                 ------------
                                                                      146,330
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Materials and Processing - 10.6%
Acuity Brands, Inc.                                    22,633           1,338
Airgas, Inc.                                          106,464           4,743
Albemarle Corp.                                        78,100           3,315
AM Castle & Co. (N)                                    55,785           1,891
Apogee Enterprises, Inc.                               17,700             426
Ashland, Inc.                                          23,700           1,421
Bluegreen Corp. (AE)                                    2,800              31
BlueLinx Holdings, Inc.                                 9,700             111
Brookfield Homes Corp. (N)                             24,000             815
Buckeye Technologies, Inc. (AE)                       188,749           2,391
Cambrex Corp.                                          60,300           1,463
Carpenter Technology Corp.                             36,693           4,453
Celanese Corp. Class A                                141,000           4,677
Ceradyne, Inc. (AE)                                    13,900             818
CF Industries Holdings, Inc.                           32,300           1,282
Chaparral Steel Co.                                    32,900           2,319
Chesapeake Corp. (N)                                   21,000             310
Chicago Bridge & Iron Co. NV                          104,275           3,611
Cleveland-Cliffs, Inc. (N)                             16,553           1,147
Comfort Systems USA, Inc.                              51,500             643
Commercial Metals Co.                                  74,800           2,508
Constar International, Inc. (AE)(N)                    46,300             409
Corn Products International, Inc.                      82,300           3,277
Crown Holdings, Inc. (AE)                              92,900           2,245
Cytec Industries, Inc.                                 44,300           2,432
Eastman Chemical Co. (N)                               45,000           3,046
EMCOR Group, Inc. (AE)(N)                              46,768           2,932
Energizer Holdings, Inc. (AE)                          18,900           1,837
Energy Conversion Devices, Inc. (AE)                   85,587           3,031
Ennis, Inc. (N)                                        83,900           2,051
FMC Corp.                                              26,500           2,039
Gerdau Ameristeel Corp.                               146,000           1,796
Goodman Global, Inc. (AE)                              18,800             351
GrafTech International, Ltd. (AE)                     117,713           1,175
Granite Construction, Inc.                             50,903           3,066
Greif, Inc. Class A (N)                                31,200           1,735
Harsco Corp.                                           48,200           2,458
Haynes International, Inc. (AE)                         8,700             678
Hercules, Inc. (AE)                                   160,000           3,014
Huntsman Corp.                                         51,900           1,017
Infrasource Services, Inc. (AE)(N)                     41,153           1,374
Innospec, Inc. (N)                                     18,547             996
Jacobs Engineering Group, Inc. (AE)                    87,600           4,418
KBR, Inc. (AE)                                         30,300             626
Lamson & Sessions Co. (The) (AE)(N)                    57,000           1,441

                                                         Special Growth Fund  17

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Landec Corp. (AE)                                      53,538             680
Layne Christensen Co. (AE)                             28,100           1,064
Lennox International, Inc.                             51,600           1,745
Lubrizol Corp.                                         21,000           1,259
Lydall, Inc. (AE)                                      16,643             242
Mercer International, Inc. (AE)                        72,400             888
Myers Industries, Inc.                                 32,197             723
Neenah Paper, Inc. (N)                                  7,548             288
Northwest Pipe Co. (AE)                                 3,100             111
Novagold Resources, Inc. (AE)                          83,500           1,186
Novelis, Inc.                                          39,106           1,744
Olin Corp. (N)                                         79,400           1,361
Olympic Steel, Inc. (N)                                 8,800             293
OM Group, Inc. (AE)                                    52,792           2,773
Perini Corp. (AE)                                      28,897           1,231
Pioneer Cos., Inc. Class W (AE)(N)                     17,579             512
PolyOne Corp. (AE)                                     49,200             323
Quanex Corp. (N)                                       22,300             960
Quanta Services, Inc. (AE)                            142,241           3,910
Resource Capital Corp. (o)(N)                          12,800             209
Rock-Tenn Co. Class A (N)                             150,498           5,758
RPM International, Inc. (N)                           174,371           3,709
SAIC, Inc. (AE)(N)                                    118,800           2,173
Schnitzer Steel Industries, Inc. Class A               13,200             685
Sigma-Aldrich Corp.                                    40,300           1,696
Smurfit-Stone Container Corp. (AE)                    189,700           2,286
Sonoco Products Co.                                    64,300           2,742
Spartech Corp.                                         79,954           2,243
Standard Register Co. (The) (N)                        19,155             239
Steel Dynamics, Inc.                                   40,300           1,786
Superior Essex, Inc. (AE)(N)                           24,280             867
Symyx Technologies, Inc. (AE)                          26,600             306
Temple-Inland, Inc.                                    11,400             675
Terra Industries, Inc. (AE)(N)                        150,400           2,653
Texas Industries, Inc. (N)                             24,500           1,866
Timken Co.                                             66,300           2,187
Tredegar Corp. (N)                                     47,638           1,113
Universal Forest Products, Inc. (N)                     8,800             409
URS Corp. (AE)                                         40,500           1,770
USEC, Inc. (AE)                                        60,364           1,217
Valspar Corp.                                          33,800             914
Washington Group International, Inc. (AE)              92,284           6,176
Westlake Chemical Corp. (N)                            45,500           1,328
                                                                 ------------
                                                                      153,457
                                                                 ------------

Miscellaneous - 1.6%
Brunswick Corp.                                        84,000           2,752
Foster Wheeler, Ltd. (AE)                              80,778           5,560
GP Strategies Corp. (AE)                               10,608             102
Hillenbrand Industries, Inc.                           17,900           1,095
Johnson Controls, Inc.                                 18,000           1,842

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
McDermott International, Inc. (AE)                    128,146           6,876
SPX Corp. (N)                                          34,000           2,410
Teleflex, Inc.                                         16,700           1,199
Wesco Financial Corp.                                   4,643           2,066
                                                                 ------------
                                                                       23,902
                                                                 ------------

Other Energy - 5.6%
Alon USA Energy, Inc.                                  35,000           1,309
Atlas Pipeline Partners, LP                            34,375           1,717
Atwood Oceanics, Inc. (AE)                             18,300           1,151
Bronco Drilling Co., Inc. (AE)(N)                      85,000           1,537
Cameron International Corp. (AE)                       48,977           3,162
Complete Production Services, Inc. (AE)                31,300             753
Comstock Resources, Inc. (AE)                          48,100           1,364
Core Laboratories NV (AE)(N)                           64,057           5,824
Diamond Offshore Drilling, Inc.                        35,708           3,057
Dresser-Rand Group, Inc. (AE)(N)                       31,100             992
Dril-Quip, Inc. (AE)                                   42,812           2,162
Enbridge Energy Partners, LP Class A (N)               29,000           1,734
ENSCO International, Inc. (N)                          34,900           1,968
Foundation Coal Holdings, Inc. (N)                     45,800           1,804
Frontier Oil Corp.                                     40,500           1,431
Global Industries, Ltd. (AE)(N)                        82,500           1,713
Goodrich Petroleum Corp. (AE)                          67,223           2,362
Grant Prideco, Inc. (AE)                               88,622           4,568
Grey Wolf, Inc. (AE)(N)                               114,204             818
Gulf Island Fabrication, Inc. (N)                       2,900              87
Hercules Offshore, Inc. (AE)(N)                        54,800           1,722
Holly Corp.                                            48,900           3,110
Input/Output, Inc. (AE)(N)                            102,800           1,438
Meridian Resource Corp. (AE)(N)                        98,675             258
National-Oilwell Varco, Inc. (AE)                      28,295           2,401
Oceaneering International, Inc. (AE)                   64,900           3,085
Oil States International, Inc. (AE)                    15,100             512
Ormat Technologies, Inc. (N)                           30,400           1,109
Parker Drilling Co. (AE)(N)                            71,100             772
Penn Virginia Corp. (N)                                11,940             956
Pioneer Drilling Co. (AE)(N)                           70,600             968
Range Resources Corp.                                  31,300           1,144
Rowan Cos., Inc. (N)                                   39,500           1,447
SEACOR Holdings, Inc. (AE)                             12,500           1,191
Superior Offshore International, Inc. (AE)             65,600           1,198
Talisman Energy, Inc.                                  79,965           1,519
TEPPCO Partners, LP (N)                                38,000           1,731
Tesoro Corp. (N)                                       55,800           6,763
Tetra Technologies, Inc. (AE)                          55,113           1,460

 18  Special Growth Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Union Drilling, Inc. (AE)(N)                           14,300             221
Unit Corp. (AE)                                        25,000           1,429
VeraSun Energy Corp. (AE)                             109,489           2,182
Western Refining, Inc. (N)                             23,800             943
Whiting Petroleum Corp. (AE)(N)                        39,500           1,739
XTO Energy, Inc.                                       36,609           1,987
                                                                 ------------
                                                                       80,798
                                                                 ------------

Producer Durables - 6.9%
AGCO Corp. (AE)                                        37,267           1,555
Altra Holdings, Inc. (AE)(N)                           98,826           1,661
AO Smith Corp. (N)                                      9,700             370
Applied Industrial Technologies, Inc.                  17,900             481
Arris Group, Inc. (AE)(N)                              45,436             673
ASML Holding NV Class G (AE)                          122,517           3,339
Asyst Technologies, Inc. (AE)                           8,300              59
Audiovox Corp. Class A (AE)                             5,225              75
Axcelis Technologies, Inc. (AE)                        98,400             753
Baldor Electric Co.                                    76,300           3,005
Belden CDT, Inc.                                       20,217           1,130
C-COR, Inc. (AE)                                      181,960           2,242
Chart Industries, Inc. (AE)                             5,100              96
Cognex Corp. (N)                                       17,300             373
Crane Co. (N)                                          33,000           1,403
Credence Systems Corp. (AE)(N)                        407,847           1,513
Crown Castle International Corp. (AE)(N)               35,200           1,209
CTS Corp. (N)                                          45,043             589
Diebold, Inc.                                          11,300             539
DR Horton, Inc. (N)                                   182,911           4,057
Ducommun, Inc. (AE)                                    64,000           1,825
Entegris, Inc. (AE)(N)                                224,927           2,636
ESCO Technologies, Inc. (AE)                           65,907           3,003
FEI Co. (AE)(N)                                        52,300           1,946
Flowserve Corp.                                        17,800           1,086
Gardner Denver, Inc. (AE)                              33,200           1,255
Garmin, Ltd.                                           58,457           3,402
Goodrich Corp.                                         47,956           2,726
Herman Miller, Inc.                                    27,400             943
Hubbell, Inc. Class B (N)                              33,000           1,706
Intevac, Inc. (AE)                                     49,100           1,194
Kennametal, Inc.                                       48,564           3,427
Kimball International, Inc. Class B (N)                28,012             504
Knoll, Inc.                                            19,587             455
L-1 Identity Solutions, Inc. (AE)(N)                  233,900           4,495
Lam Research Corp. (AE)                                66,721           3,588
Littelfuse, Inc. (AE)                                   3,122             125
LTX Corp. (AE)(N)                                     153,760             916
M/I Homes, Inc. (N)                                       900              27
MasTec, Inc. (AE)(N)                                   25,600             294
Mettler Toledo International, Inc. (AE)                34,236           3,342
Milacron, Inc. (AE)(N)                                166,129             116

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mueller Water Products, Inc. Class A                  152,004           2,178
NACCO Industries, Inc. Class A (N)                      2,503             399
Orbital Sciences Corp. (AE)(N)                         66,029           1,378
Pall Corp. (N)                                         42,600           1,787
Photon Dynamics, Inc. (AE)                             42,109             506
Polycom, Inc. (AE)                                    111,030           3,697
Regal-Beloit Corp. (N)                                 20,400             941
Robbins & Myers, Inc.                                  41,216           1,584
SBA Communications Corp. Class A (AE)(N)              103,500           3,045
Steelcase, Inc. Class A (N)                            43,800             855
Symmetricom, Inc. (AE)(N)                              16,384             134
Tecumseh Products Co. Class A (AE)(N)                  58,100             590
Teledyne Technologies, Inc. (AE)                       30,300           1,336
Tennant Co.                                            16,200             519
Teradyne, Inc. (AE)                                    34,200             597
Tessco Technologies, Inc. (AE)                          6,888             196
Thomas & Betts Corp. (AE)                               6,600             360
Toll Brothers, Inc. (AE)(N)                            71,500           2,129
Ultra Clean Holdings (AE)(N)                           97,200           1,423
Ultratech, Inc. (AE)(N)                                75,100           1,040
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                89,500           5,939
Verigy, Ltd. (AE)                                     179,280           4,530
WW Grainger, Inc.                                      12,300           1,025
                                                                 ------------
                                                                      100,321
                                                                 ------------

Technology - 16.2%
3Com Corp. (AE)                                        79,200             319
Actel Corp. (AE)                                        5,700              83
ActivIdentity Corp. (AE)                                4,800              24
Acxiom Corp.                                           36,221             819
Agilysys, Inc.                                         19,200             404
Alliance Semiconductor Corp. (AE)                      75,400             338
Amdocs, Ltd. (AE)                                      56,200           2,065
American Reprographics Co. (AE)                       126,064           4,185
American Software, Inc. Class A                        13,294             117
AMIS Holdings, Inc. (AE)                               72,489             841
Amkor Technology, Inc. (AE)                           116,517           1,630
Amphenol Corp. Class A                                215,744           7,575
Anixter International, Inc. (AE)                       19,200           1,375
Ansoft Corp. (AE)                                      34,736           1,122
Ansys, Inc. (AE)                                      173,162           8,866
Applied Micro Circuits Corp. (AE)(N)                  586,900           1,649
Ariba, Inc. (AE)(N)                                    69,700             615
ARM Holdings PLC - ADR                                135,500           1,081
Arrow Electronics, Inc. (AE)                          125,900           4,976
ASE Test, Ltd. (AE)(N)                                 71,400             916

                                                         Special Growth Fund  19

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AsiaInfo Holdings, Inc. (AE)(N)                        53,981             415
Aspen Technology, Inc. (AE)                            85,800           1,165
Avanex Corp. (AE)(N)                                  160,500             283
Avaya, Inc. (AE)                                       12,300             159
Avnet, Inc. (AE)                                       76,200           3,117
AVX Corp.                                              15,100             251
BearingPoint, Inc. (AE)                               149,900           1,100
Benchmark Electronics, Inc. (AE)                       59,202           1,254
Blackbaud, Inc. (N)                                    57,998           1,281
Blackboard, Inc. (AE)                                 118,300           4,059
Brocade Communications Systems, Inc. (AE)(N)          579,187           5,659
Captaris, Inc. (AE)                                    84,074             508
Cbeyond, Inc. (AE)(N)                                  57,800           2,010
Ciber, Inc. (AE)                                        1,300              11
Ciena Corp. (AE)                                       60,070           1,752
Citrix Systems, Inc. (AE)                              46,200           1,506
Cognizant Technology Solutions Corp. Class A
   (AE)                                                13,600           1,216
CommScope, Inc. (AE)                                   84,116           3,924
COMSYS IT Partners, Inc. (AE)                          24,098             548
Comverse Technology, Inc. (AE)(N)                      74,000           1,678
Cray, Inc. (AE)(N)                                     25,449             317
CSG Systems International, Inc. (AE)(N)                97,487           2,611
Cubic Corp. (N)                                        31,800             640
Daktronics, Inc. (N)                                   56,200           1,280
DealerTrack Holdings, Inc. (AE)                       182,700           6,029
Digimarc Corp. (AE)                                    17,277             167
Digital River, Inc. (AE)(N)                            52,500           3,073
EMS Technologies, Inc. (AE)(N)                         17,984             338
EPIQ Systems, Inc. (AE)                                 6,522             154
Equinix, Inc. (AE)(N)                                  95,100           7,938
Excel Technology, Inc. (AE)                             6,500             171
Extreme Networks (AE)(N)                              186,395             762
Flir Systems, Inc. (AE)(N)                             79,000           3,199
Foundry Networks, Inc. (AE)                            64,300             972
Gartner, Inc. (AE)(N)                                 270,600           6,827
Gateway, Inc. (AE)(N)                                 442,500             969
Genesis Microchip, Inc. (AE)(N)                        51,876             445
Gerber Scientific, Inc. (AE)(N)                        12,400             124
Ikanos Communications, Inc. (AE)                       64,300             497
Ingram Micro, Inc. Class A (AE)                       113,800           2,233
Integrated Device Technology, Inc. (AE)               103,000           1,543
Integrated Silicon Solutions, Inc. (AE)(N)             13,500              76
International Rectifier Corp. (AE)(N)                  34,100           1,203
Interwoven, Inc. (AE)                                 203,079           3,101
Ixia (AE)                                               3,100              27
IXYS Corp. (AE)                                        10,300              94
JDS Uniphase Corp. (AE)(N)                             97,875           1,613
Keynote Systems, Inc. (AE)(N)                          65,300             888
Komag, Inc. (AE)(N)                                    45,000           1,238

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lattice Semiconductor Corp. (AE)                       49,939             273
Leadis Technology, Inc. (AE)                            4,700              16
Lions Gate Entertainment Corp. (AE)                   125,900           1,439
Magma Design Automation, Inc. (AE)(N)                  34,887             479
Manhattan Associates, Inc. (AE)                        39,709           1,148
McAfee, Inc. (AE)                                      22,800             741
Mentor Graphics Corp. (AE)(N)                         202,083           3,270
Mercury Computer Systems, Inc. (AE)(N)                 26,200             356
Merix Corp. (AE)(N)                                    35,389             264
Methode Electronics, Inc.                              58,351             880
Microchip Technology, Inc.                            123,644           4,988
Micros Systems, Inc. (AE)                              78,632           4,309
MicroStrategy, Inc. Class A (AE)(N)                     8,487             966
Ness Technologies, Inc. (AE)                           21,000             280
Newport Corp. (AE)(N)                                  16,800             264
Novell, Inc. (AE)(N)                                  196,800           1,437
Nuance Communications, Inc. (AE)(N)                   264,600           4,078
Opnet Technologies, Inc. (AE)                           1,900              21
Orckit Communications, Ltd. (AE)(N)                    53,200             559
Parametric Technology Corp. (AE)                      194,451           3,455
Pegasystems, Inc. (N)                                  10,169              97
Perot Systems Corp. Class A (AE)(N)                    45,358             812
PMC - Sierra, Inc. (AE)(N)                            285,300           2,205
QLogic Corp. (AE)                                      91,800           1,641
Quantum Corp. (AE)(N)                                 416,700           1,146
Rackable Systems, Inc. (AE)(N)                         43,800             515
RADVision, Ltd. (AE)                                   90,600           2,003
RADWARE, Ltd. (AE)(N)                                  33,900             439
RealNetworks, Inc. (AE)(N)                            125,700             949
Riverbed Technology, Inc. (AE)(N)                      43,500           1,388
Salesforce.com, Inc. (AE)(N)                           33,400           1,403
Sanmina-SCI Corp. (AE)(N)                             113,358             391
Seachange International, Inc. (AE)(N)                  97,100             835
Seagate Technology (N)                                115,545           2,559
Sigma Designs, Inc. (AE)(N)                           110,600           2,591
Silicon Storage Technology, Inc. (AE)(N)              364,028           1,500
Skyworks Solutions, Inc. (AE)(N)                      326,500           2,250
Smith Micro Software, Inc. (AE)(N)                     95,200           1,513
Solectron Corp. (AE)                                  421,400           1,412
SonicWALL, Inc. (AE)                                   86,400             705
Standard Microsystems Corp. (AE)(N)                    30,700             984
Sunpower Corp. Class A (AE)(N)                         43,200           2,621
Sybase, Inc. (AE)(N)                                   50,037           1,210
Sycamore Networks, Inc. (AE)                          161,400             592
Syniverse Holdings, Inc. (AE)                          17,000             175

 20  Special Growth Fund

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SYNNEX Corp. (AE)(N)                                   26,400             516
Synopsys, Inc. (AE)                                   194,500           5,380
Tekelec (AE)(N)                                       183,600           2,633
Tellabs, Inc. (AE)                                     18,400             195
Tessera Technologies, Inc. (AE)                       183,185           7,839
TIBCO Software, Inc. (AE)                             261,900           2,389
Transaction Systems Architects, Inc. (AE)              66,400           2,107
Trident Microsystems, Inc. (AE)                        19,800             420
TriQuint Semiconductor, Inc. (AE)(N)                  255,500           1,321
Trizetto Group, Inc. (The) (AE)(N)                     99,000           1,929
Tyler Technologies, Inc. (AE)(N)                       32,343             387
Ultimate Software Group, Inc. (AE)(N)                 130,300           3,596
Unisys Corp. (AE)                                     233,100           1,828
Utstarcom, Inc. (AE)(N)                               141,900           1,013
Varian, Inc. (AE)                                      23,000           1,333
VeriFone Holdings, Inc. (AE)(N)                       148,100           5,226
Verint Systems, Inc. (AE)                             112,106           3,223
Vignette Corp. (AE)(N)                                 68,329           1,265
Vocus, Inc. (AE)(N)                                   130,700           2,939
Wavecom Sa - ADR (AE)(N)                               38,600           1,073
Westell Technologies, Inc. Class A (AE)                36,300              96
Western Digital Corp. (AE)                            100,300           1,773
Zebra Technologies Corp. Class A (AE)                  75,424           3,001
Zoran Corp. (AE)                                       82,000           1,629
                                                                 ------------
                                                                      233,695
                                                                 ------------
Utilities - 3.5%
AGL Resources, Inc.                                     6,400             279
Allete, Inc.                                           13,900             673
Alliant Energy Corp.                                   60,100           2,632
Atmos Energy Corp.                                     83,181           2,638
Black Hills Corp.                                      30,002           1,194
Centerpoint Energy, Inc. (N)                          259,600           4,888
Cincinnati Bell, Inc. (AE)                            188,225             954
CMS Energy Corp. (N)                                   79,900           1,480
CT Communications, Inc. (N)                            29,263             714
El Paso Electric Co. (AE)                              14,037             371
Integrys Energy Group, Inc. (N)                        18,400           1,032
Leap Wireless International, Inc. (AE)                 50,500           3,855
MDU Resources Group, Inc. (N)                          90,400           2,739
NII Holdings, Inc. (AE)                                46,126           3,540
Northeast Utilities                                    99,000           3,185
NSTAR                                                  27,100             973
NTELOS Holdings Corp.                                   4,800              97
OGE Energy Corp.                                       40,700           1,565
Pepco Holdings, Inc.                                  122,700           3,622
Pinnacle West Capital Corp.                            37,200           1,796
PNM Resources, Inc.                                    27,600             898
RCN Corp. (AE)(N)                                      14,004             378
Rural Cellular Corp. Class A (AE)                      11,031             274
Sierra Pacific Resources (AE)                         121,800           2,224

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Southern Union Co.                                     51,400           1,566
Southwest Gas Corp.                                    18,109             686
Suburban Propane Partners, LP                          12,100             593
TECO Energy, Inc.                                      98,700           1,772
UGI Corp.                                              97,200           2,757
USA Mobility, Inc. (N)                                 10,200             218
Westar Energy, Inc. (N)                                47,617           1,296
                                                                 ------------
                                                                       50,889
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,167,995)                                                   1,348,654
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc. 2050
   Warrants (AE)                                      226,300              75
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $47)                                                                 75
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.3%
Russell Investment Company
   Money Market Fund                               99,884,444          99,884
United States Treasury Bills (c)(z)(sec.)
   5.041% due 06/14/07                                  5,000           4,970
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $104,854)                                                       104,854
                                                                 ------------

OTHER SECURITIES - 27.3%
Russell Investment Company
   Money Market Fund (X)                           75,715,600          75,716
State Street Securities
   Lending Quality Trust (X)                      318,201,455         318,201
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $393,917)                                                       393,917
                                                                 ------------

TOTAL INVESTMENTS - 127.9%
(identified cost $1,666,813)                                        1,847,500

OTHER ASSETS AND LIABILITIES,
NET - (27.9%)                                                        (403,501)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,443,999
                                                                 ============

                                                         Special Growth Fund  21

RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 06/07 (1,157)                           94,747              1,834
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                   1,834
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
-------------------------------------------------------------
Auto and Transportation                                   3.0
Consumer Discretionary                                   18.3
Consumer Staples                                          1.9
Financial Services                                       15.6
Health Care                                              10.1
Materials and Processing                                 10.6
Miscellaneous                                             1.6
Other Energy                                              5.6
Producer Durables                                         6.9
Technology                                               16.2
Utilities                                                 3.5
Warrants & Rights                                          --*
Short-Term Investments                                    7.3
Other Securities                                         27.3
                                              ---------------
Total Investments                                       127.9
Other Assets and Liabilities, Net                       (27.9)
                                              ---------------

                                                        100.0
                                              ===============

Futures Contracts                                         0.1

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

 22  Special Growth Fund

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
March 1, 2007                 $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,047.80      $     1,006.20
Expenses Paid During
Period*                       $         2.21      $         2.16

* Expenses are equal to the Fund's annualized expense ratio of 1.29% (representing the two month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since inception).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,070.80      $     1,014.73
Expenses Paid During
Period*                       $        10.42      $        10.14

* Expenses are equal to the Fund's annualized expense ratio of 2.03% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,074.80      $     1,018.45
Expenses Paid During
Period*                       $         6.58      $         6.41

* Expenses are equal to the Fund's annualized expense ratio of 1.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,076.20      $     1,019.69
Expenses Paid During
Period*                       $         5.30      $         5.16

* Expenses are equal to the Fund's annualized expense ratio of 1.03% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                    Quantitative Equity Fund  23

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 107.4%
Auto and Transportation - 2.3%
Alaska Air Group, Inc. (AE)                            11,600             343
AMR Corp. (AE)                                         38,100             994
ArvinMeritor, Inc.                                      1,300              27
Burlington Northern Santa Fe Corp. (U)                 20,000           1,751
Continental Airlines, Inc. Class B (AE)(N)            101,800           3,722
CSX Corp.                                             241,884          10,442
FedEx Corp. (U)                                        80,700           8,509
Ford Motor Co. (AE)                                   488,600           3,928
General Motors Corp.                                  180,400           5,634
Goodyear Tire & Rubber Co. (The) (AE)                  53,800           1,789
Harley-Davidson, Inc.                                 157,300           9,960
JB Hunt Transport Services, Inc.                       24,070             651
Norfolk Southern Corp.                                185,900           9,897
Overseas Shipholding Group, Inc.                       71,069           5,032
Paccar, Inc.                                          271,850          22,830
TRW Automotive Holdings Corp. (AE)                     23,900             886
UAL Corp. (AE)                                         21,100             705
Union Pacific Corp. (U)                               105,100          12,008
US Airways Group, Inc. (AE)                            14,000             517
YRC Worldwide, Inc. (AE)                               24,470             974
                                                                 ------------
                                                                      100,599
                                                                 ------------

Consumer Discretionary - 15.6%
Abercrombie & Fitch Co. Class A                        16,700           1,364
ABM Industries, Inc.                                    7,200             203
Accenture, Ltd. Class A                               239,610           9,369
Aeropostale, Inc. (AE)                                 52,200           2,148
Alberto-Culver Co. Class B                            145,300           3,529
Allied Waste Industries, Inc. (AE)                    212,600           2,842
American Eagle Outfitters, Inc.                       502,215          14,800
American Greetings Corp. Class A                      151,020           3,843
AnnTaylor Stores Corp. (AE)                            93,900           3,613
AutoNation, Inc. (AE)                                 477,239           9,755
Avis Budget Group, Inc. (AE)                           57,720           1,624
Avon Products, Inc.                                   149,380           5,945
Barnes & Noble, Inc.                                   42,900           1,696
Best Buy Co., Inc. (U)                                 57,000           2,659
Big Lots, Inc. (AE)                                   141,570           4,559
BJ's Wholesale Club, Inc. (AE)                         20,700             715
Brinker International, Inc.                           142,250           4,424
Burger King Holdings, Inc.                             26,100             613
Carnival Corp.                                         20,500           1,002
CBS Corp. Class B                                     536,409          17,042
CEC Entertainment, Inc. (AE)                           13,100             546
Coach, Inc. (AE)                                      220,290          10,757
Convergys Corp. (AE)                                   50,100           1,266
Darden Restaurants, Inc.                              281,800          11,689
Dillard's, Inc. Class A                               193,430           6,699

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DIRECTV Group, Inc. (The) (AE)(N)(U)                1,619,220          38,602
Dollar Tree Stores, Inc. (AE)                          36,700           1,443
DreamWorks Animation SKG, Inc. Class A (AE)            22,100             647
eBay, Inc. (AE)                                       230,400           7,820
EchoStar Communications Corp. Class A (AE)            192,500           8,957
Estee Lauder Cos., Inc. (The) Class A                 178,300           9,168
Expedia, Inc. (AE)                                    103,430           2,443
Family Dollar Stores, Inc.                            146,200           4,655
Federated Department Stores, Inc.                     232,400          10,207
Foot Locker, Inc.                                     103,600           2,465
Gannett Co., Inc.                                     111,800           6,379
Gemstar-TV Guide International, Inc. (AE)               1,159               5
Google, Inc. Class A (AE)(U)                           33,000          15,556
Guess?, Inc.                                           26,400           1,040
Hanesbrands, Inc. (AE)                                 25,100             667
Hasbro, Inc.                                          111,700           3,531
InterActiveCorp (AE)                                  366,140          13,957
ITT Educational Services, Inc. (AE)                    25,690           2,497
Jack in the Box, Inc. (AE)                             11,200             746
Jarden Corp. (AE)                                      38,100           1,606
JC Penney Co., Inc.                                   175,000          13,841
Jones Apparel Group, Inc.                              40,230           1,343
Kohl's Corp. (AE)                                     289,400          21,427
Limited Brands, Inc.                                   73,900           2,037
Liz Claiborne, Inc.                                    61,800           2,764
Lowe's Cos., Inc.                                     138,700           4,239
Manpower, Inc.                                        457,509          36,715
Marriott International, Inc. Class A                  453,590          20,507
Mattel, Inc.                                          525,600          14,874
McDonald's Corp. (U)                                  660,821          31,904
McGraw-Hill Cos., Inc. (The) (N)(U)                   603,745          39,563
Men's Wearhouse, Inc. (The)                            28,400           1,229
MPS Group, Inc. (AE)                                   22,800             312
News Corp. Class A                                  1,020,600          22,851
News Corp. Class B                                      7,390             177
Nike, Inc. Class B                                     86,800           4,675
Nordstrom, Inc.                                       168,600           9,260
Office Depot, Inc. (AE)                               163,800           5,507
OfficeMax, Inc.                                        12,310             606
Payless Shoesource, Inc. (AE)                          43,200           1,378
Polo Ralph Lauren Corp. Class A                        89,300           8,225
RadioShack Corp.                                       68,210           1,983
Rent-A-Center, Inc. (AE)                               32,500             905
Ross Stores, Inc.                                      15,500             514

 24  Quantitative Equity Fund

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Saks, Inc.                                              8,870             186
Scholastic Corp. (AE)                                  19,000             587
Sears Holdings Corp. (AE)                              11,800           2,253
Staples, Inc.                                         258,550           6,412
Target Corp.                                           97,700           5,800
Timberland Co. Class A (AE)                             9,800             253
Time Warner, Inc. (N)(U)                            2,814,470          58,063
TJX Cos., Inc.                                        650,500          18,142
United Stationers, Inc. (AE)                            1,178              70
VeriSign, Inc. (AE)                                    75,500           2,065
Viacom, Inc. Class A (AE)(U)                            9,700             400
Wal-Mart Stores, Inc. (U)                             337,150          16,156
Walt Disney Co. (The)                                 786,030          27,495
Waste Management, Inc.                                286,700          10,725
WESCO International, Inc. (AE)                         18,000           1,137
Whirlpool Corp.                                        47,100           4,994
Wolverine World Wide, Inc.                              1,700              49
Wynn Resorts, Ltd. (N)                                 43,800           4,477
Yahoo!, Inc. (AE)                                      16,940             475
Yum! Brands, Inc.                                     152,200           9,415
                                                                 ------------
                                                                      671,083
                                                                 ------------

Consumer Staples - 7.5%
Altria Group, Inc.                                     30,000           2,068
Coca-Cola Co. (The)                                   609,140          31,791
Colgate-Palmolive Co.                                 147,130           9,967
ConAgra Foods, Inc.                                   334,900           8,232
Constellation Brands, Inc. Class A (AE)               131,600           2,949
Del Monte Foods Co.                                     8,700             101
General Mills, Inc.                                   736,300          44,104
Hormel Foods Corp.                                     16,600             632
JM Smucker Co. (The)                                   15,700             876
Kraft Foods, Inc. Class A (U)                          90,100           3,016
Kroger Co. (The)                                    1,825,979          53,885
Loews Corp. - Carolina Group                           64,700           4,952
McCormick & Co., Inc.                                 107,000           3,972
Molson Coors Brewing Co. Class B                       54,330           5,122
Pepsi Bottling Group, Inc.                             66,200           2,172
PepsiCo, Inc.                                         437,800          28,934
Procter & Gamble Co. (U)                              539,983          34,726
Reynolds American, Inc. (N)                            64,500           4,145
Safeway, Inc.                                         470,060          17,063
SUPERVALU, Inc.                                       169,900           7,798
SYSCO Corp.                                           499,800          16,363
Tyson Foods, Inc. Class A                             468,080           9,811
UST, Inc.                                             162,820           9,229
Walgreen Co.                                          490,600          21,537
                                                                 ------------
                                                                      323,445
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Financial Services - 23.6%
Aflac, Inc.                                            17,700             909
Alliance Data Systems Corp. (AE)                       59,300           3,775
Allstate Corp. (The) (U)                              377,600          23,532
AMBAC Financial Group, Inc.                            79,934           7,338
American International Group, Inc. (U)                240,430          16,808
AmeriCredit Corp. (AE)(N)                             152,540           3,849
Ameriprise Financial, Inc.                            243,740          14,495
Automatic Data Processing, Inc. (U)                   188,700           8,446
Axis Capital Holdings, Ltd.                            10,100             375
Bank of America Corp. (U)                           1,812,822          92,273
Bear Stearns Cos., Inc. (The)                          49,800           7,754
BlackRock, Inc. Class A                                 9,000           1,347
Boston Properties, Inc. (o)                            72,530           8,527
Camden Property Trust (o)                              15,000           1,045
CapitalSource, Inc. (o)                               105,100           2,708
CB Richard Ellis Group, Inc. Class A (AE)              49,500           1,676
Chubb Corp.                                           254,300          13,689
Cigna Corp.                                           102,070          15,881
Cincinnati Financial Corp.                             73,927           3,344
CIT Group, Inc.                                       174,000          10,379
Citigroup, Inc. (U)                                 1,212,100          64,993
Comerica, Inc.                                        119,800           7,417
Commerce Group, Inc.                                      700              23
Countrywide Financial Corp.                           950,988          35,263
DiamondRock Hospitality Co. (o)                        16,700             305
Duke Realty Corp. (o)                                  33,400           1,440
Factset Research Systems, Inc.                         12,200             750
First American Corp.                                   39,100           2,014
First Marblehead Corp. (The) (N)                      281,600          10,208
FirstFed Financial Corp. (AE)                           1,700             105
Fiserv, Inc. (AE)                                     282,300          15,010
Franklin Resources, Inc.                               87,810          11,530
Genworth Financial, Inc. Class A                      193,960           7,078
Global Payments, Inc.                                  80,500           3,057
Goldman Sachs Group, Inc. (The) (U)                   286,800          62,697
Hartford Financial Services Group, Inc. (U)            41,000           4,149
HCC Insurance Holdings, Inc.                          146,600           4,495
Health Care Property Investors, Inc. (o)               95,810           3,391
Health Care REIT, Inc. (o)                             22,200           1,004
Hospitality Properties Trust (o)                      253,105          11,524
Host Hotels & Resorts, Inc. (o)                       294,000           7,538
HRPT Properties Trust (o)                             186,960           2,288
Hudson City Bancorp, Inc.                             126,270           1,682
IndyMac Bancorp, Inc. (N)                              36,400           1,101
Investment Technology Group, Inc. (AE)                 29,900           1,131

                                                    Quantitative Equity Fund  25

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
iStar Financial, Inc. (o)                               9,410             451
JPMorgan Chase & Co. (U)                            1,412,976          73,616
KeyCorp                                               183,500           6,547
Kimco Realty Corp. (o)                                 41,900           2,014
Lehman Brothers Holdings, Inc. (U)                    588,600          44,310
Liberty Property Trust (o)                             11,700             566
Loews Corp. (U)                                       310,610          14,698
MBIA, Inc.                                            127,203           8,848
Mellon Financial Corp.                                 76,100           3,267
Merrill Lynch & Co., Inc.                             596,180          53,793
MetLife, Inc. (U)                                     128,300           8,429
MoneyGram International, Inc.                          32,662             929
Moody's Corp.                                         125,800           8,318
Morgan Stanley (U)                                    697,340          58,584
National City Corp. (N)                               359,000          13,121
National Retail Properties, Inc. (o)                   10,200             244
Nationwide Financial Services, Inc.                    39,300           2,245
Nationwide Health Properties, Inc. (o)                 38,600           1,238
Nelnet, Inc. Class A                                   10,500             282
Northern Trust Corp.                                   65,200           4,104
Odyssey Re Holdings Corp.                              14,700             616
Old Republic International Corp.                       82,800           1,761
Philadelphia Consolidated Holding Co. (AE)             13,500             586
PMI Group, Inc. (The)                                 119,680           5,801
PNC Financial Services Group, Inc. (U)                 92,900           6,884
Principal Financial Group, Inc.                       114,200           7,251
Progressive Corp. (The)                               372,600           8,596
ProLogis (o)                                            5,841             378
Prudential Financial, Inc. (U)                        100,500           9,548
Radian Group, Inc.                                      3,950             230
Raymond James Financial, Inc.                          62,400           1,914
Redwood Trust, Inc. (o)                                 3,400             171
Regions Financial Corp.                               551,173          19,341
Ryder System, Inc.                                     64,280           3,384
Safeco Corp. (N)                                      177,280          11,832
Simon Property Group, Inc. (o)                         24,940           2,875
Stancorp Financial Group, Inc.                         18,200             866
State Street Corp. (U)                                112,100           7,720
Synovus Financial Corp.                                20,800             656
TCF Financial Corp.                                    43,700           1,183
Travelers Cos., Inc. (The) (U)                        387,495          20,963
US Bancorp                                            366,040          12,573
Ventas, Inc. (o)                                        9,100             384
Wachovia Corp. (U)                                    113,100           6,282
Washington Mutual, Inc. (N)                           385,000          16,162
Wells Fargo & Co. (U)                               1,448,450          51,985
Western Union Co. (The)                               109,400           2,303
Wilmington Trust Corp.                                 14,500             587
WR Berkley Corp.                                      213,675           6,942
Zenith National Insurance Corp.                        12,100             560
                                                                 ------------
                                                                    1,014,281
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Health Care - 13.5%
Abbott Laboratories (U)                               130,200           7,372
Aetna, Inc. (U)                                       400,500          18,775
Alcon, Inc.                                            11,401           1,538
AMERIGROUP Corp. (AE)                                  16,900             475
AmerisourceBergen Corp. Class A (U)                   847,290          42,356
Amgen, Inc. (AE)(U)                                   683,320          43,828
Apria Healthcare Group, Inc. (AE)                      57,830           1,836
Beckman Coulter, Inc.                                  34,000           2,136
Becton Dickinson & Co.                                 69,800           5,493
Biogen Idec, Inc. (AE)                                147,400           6,959
Boston Scientific Corp. (AE)(U)                       276,400           4,268
Cardinal Health, Inc. (U)                             276,300          19,327
Celgene Corp. (AE)                                    141,040           8,626
CR Bard, Inc.                                          28,940           2,406
CVS Corp.                                              49,039           1,777
Dade Behring Holdings, Inc.                            51,300           2,519
Dentsply International, Inc.                           71,400           2,385
Edwards Lifesciences Corp. (AE)                        33,818           1,657
Eli Lilly & Co.                                        73,900           4,370
Emdeon Corp. (AE)(N)                                  161,750           2,611
Express Scripts, Inc. Class A (AE)                     38,600           3,688
Forest Laboratories, Inc. (AE)                        308,960          16,440
Genzyme Corp. (AE)                                     11,430             746
Gilead Sciences, Inc. (AE)                            275,400          22,506
Health Net, Inc. (AE)                                 119,300           6,449
Healthspring, Inc. (AE)                                22,500             529
Humana, Inc. (AE)                                     170,960          10,812
Idexx Laboratories, Inc. (AE)                           8,200             739
IMS Health, Inc.                                       87,600           2,569
Johnson & Johnson (U)                               1,387,550          89,108
King Pharmaceuticals, Inc. (AE)                       147,000           3,006
Laboratory Corp. of America Holdings (AE)              32,400           2,558
LifePoint Hospitals, Inc. (AE)                         35,300           1,289
McKesson Corp.                                        215,900          12,701
Medco Health Solutions, Inc. (AE)                     206,390          16,103
Medtronic, Inc.                                       114,600           6,066
Merck & Co., Inc. (U)                                 558,360          28,722
Millennium Pharmaceuticals, Inc. (AE)(N)              364,490           4,039
Mylan Laboratories, Inc.                              113,200           2,482
Pfizer, Inc. (U)                                    3,814,580         100,934
Quest Diagnostics, Inc.                               249,400          12,193
Schering-Plough Corp. (U)                             595,700          18,902
Stryker Corp. (U)                                      29,000           1,883
UnitedHealth Group, Inc.                               87,800           4,659

 26  Quantitative Equity Fund

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Universal Health Services, Inc. Class B                14,100             856
Watson Pharmaceuticals, Inc. (AE)                      52,200           1,425
WellCare Health Plans, Inc. (AE)                       30,850           2,486
WellPoint, Inc. (AE)(U)                               283,300          22,372
Zimmer Holdings, Inc. (AE)                             57,510           5,204
                                                                 ------------
                                                                      582,180
                                                                 ------------

Integrated Oils - 6.0%
Chevron Corp. (U)                                     616,010          47,919
ConocoPhillips (U)                                    427,810          29,669
Exxon Mobil Corp. (U)                               2,023,718         160,643
Marathon Oil Corp.                                    208,430          21,166
                                                                 ------------
                                                                      259,397
                                                                 ------------

Materials and Processing - 5.3%
Acuity Brands, Inc.                                    25,800           1,525
Albemarle Corp.                                        57,400           2,437
Alcoa, Inc.                                           370,200          13,138
American Standard Cos., Inc.                          125,033           6,884
Archer-Daniels-Midland Co. (U)                        199,200           7,709
Ashland, Inc.                                         131,400           7,877
Avery Dennison Corp.                                   60,500           3,763
Bemis Co., Inc.                                        52,000           1,727
Cabot Corp.                                            21,300             965
Celanese Corp. Class A                                 82,150           2,725
Crown Holdings, Inc. (AE)                              52,920           1,279
Cytec Industries, Inc.                                 10,100             555
Domtar Corp. (AE)                                      73,600             718
Dow Chemical Co. (The) (U)                            324,100          14,458
Eastman Chemical Co.                                   51,900           3,514
EI Du Pont de Nemours & Co. (U)                       213,290          10,488
Energizer Holdings, Inc. (AE)                          99,520           9,671
Fluor Corp.                                            56,800           5,431
FMC Corp.                                              16,000           1,231
Freeport-McMoRan Copper & Gold, Inc. Class B          196,000          13,163
Greif, Inc. Class A                                    19,000           1,056
Hercules, Inc. (AE)                                    84,400           1,590
Huntsman Corp.                                         62,200           1,219
International Paper Co.                               101,800           3,840
Jacobs Engineering Group, Inc. (AE)                    75,600           3,813
Lyondell Chemical Co.                                 159,230           4,955
Monsanto Co.                                            3,400             201
Newmont Mining Corp.                                    5,960             249
Nucor Corp. (N)                                       529,164          33,581
Olin Corp.                                             33,500             574
Packaging Corp. of America                             46,377           1,148
Pactiv Corp. (AE)                                     149,900           5,184
PPG Industries, Inc.                                   70,800           5,210
Quanex Corp.                                           21,500             925
Rock-Tenn Co. Class A                                  13,600             520
Rohm & Haas Co.                                       307,900          15,755

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
RPM International, Inc.                                31,100             662
Sherwin-Williams Co. (The)                            146,500           9,342
Smurfit-Stone Container Corp. (AE)                    104,900           1,264
Southern Copper Corp.                                 113,200           9,090
Steel Dynamics, Inc.                                  203,100           8,999
Timken Co.                                             42,100           1,389
URS Corp. (AE)                                         29,200           1,276
Vulcan Materials Co.                                   60,300           7,457
Weyerhaeuser Co.                                        6,880             545
                                                                 ------------
                                                                      229,102
                                                                 ------------

Miscellaneous - 3.1%
Brunswick Corp.                                        70,100           2,296
Eaton Corp.                                           136,000          12,133
General Electric Co. (U)                            1,675,520          61,760
Honeywell International, Inc. (U)                     406,100          22,003
ITT Corp.                                              83,300           5,315
Johnson Controls, Inc.                                 84,100           8,606
SPX Corp.                                              74,820           5,303
Textron, Inc.                                          78,200           7,951
Tyco International, Ltd.                              284,900           9,296
                                                                 ------------
                                                                      134,663
                                                                 ------------

Other Energy - 4.1%
Alon USA Energy, Inc.                                  27,800           1,040
Apache Corp.                                          133,900           9,708
BJ Services Co.                                       180,100           5,162
Cameron International Corp. (AE)                       48,300           3,119
Chesapeake Energy Corp. (N)                           183,300           6,186
Complete Production Services, Inc. (AE)                19,300             465
Devon Energy Corp.                                    305,990          22,297
Dynegy, Inc. Class A (AE)                               4,230              40
Frontier Oil Corp.                                     96,200           3,399
Global Industries, Ltd. (AE)                           64,900           1,347
Grey Wolf, Inc. (AE)                                   52,800             378
Holly Corp.                                            62,200           3,956
Newfield Exploration Co. (AE)                         130,400           5,705
NRG Energy, Inc. (AE)(N)                               36,900           2,914
Oceaneering International, Inc. (AE)                   69,100           3,285
Oil States International, Inc. (AE)                    48,400           1,642
Plains Exploration & Production Co. (AE)               30,100           1,414
Rowan Cos., Inc.                                       59,200           2,169
SEACOR Holdings, Inc. (AE)                             52,600           5,012
St. Mary Land & Exploration Co.                        30,500           1,117
Sunoco, Inc.                                          209,200          15,801

                                                    Quantitative Equity Fund  27

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Superior Energy Services, Inc. (AE)                    63,600           2,311
Tesoro Corp.                                          194,670          23,594
Todco Class A (AE)                                      2,800             127
Unit Corp. (AE)                                        30,800           1,760
Valero Energy Corp. (U)                               298,400          20,957
Western Refining, Inc.                                  1,300              51
XTO Energy, Inc.                                      540,400          29,327
                                                                 ------------
                                                                      174,283
                                                                 ------------

Producer Durables - 7.0%
AGCO Corp. (AE)                                       195,260           8,148
Applied Materials, Inc. (U)                           864,700          16,620
Boeing Co. (U)                                        301,950          28,081
Caterpillar, Inc.                                     317,400          23,050
Crane Co.                                              23,700           1,008
Danaher Corp.                                          88,500           6,300
Deere & Co.                                            44,720           4,892
Gardner Denver, Inc. (AE)                              45,400           1,716
Genlyte Group, Inc. (AE)                               17,600           1,373
Goodrich Corp.                                         57,897           3,291
KB Home                                                   100               4
Lam Research Corp. (AE)                               204,700          11,009
Lexmark International, Inc. Class A (AE)              184,970          10,081
Lockheed Martin Corp. (U)                             612,160          58,853
Manitowoc Co., Inc. (The)                              60,600           4,135
Mettler Toledo International, Inc. (AE)                19,600           1,913
Molex, Inc.                                           122,600           3,663
Northrop Grumman Corp. (N)                            616,075          45,368
Novellus Systems, Inc. (AE)(N)                        143,410           4,642
NVR, Inc. (AE)                                          2,300           1,895
Parker Hannifin Corp.                                 141,900          13,075
Polycom, Inc. (AE)                                    185,090           6,164
Standard-Pacific Corp.                                 82,700           1,724
Steelcase, Inc. Class A                                37,200             726
Teradyne, Inc. (AE)                                   105,400           1,839
Terex Corp. (AE)                                       23,180           1,805
Thomas & Betts Corp. (AE)                              27,200           1,482
United Technologies Corp.                             235,450          15,806
Waters Corp. (AE)                                      98,450           5,851
Xerox Corp. (AE)                                      924,073          17,095
                                                                 ------------
                                                                      301,609
                                                                 ------------

Technology - 12.7%
3Com Corp. (AE)                                       132,600             534
Amphenol Corp. Class A                                 66,600           2,338
Analog Devices, Inc.                                   35,500           1,371
Anixter International, Inc. (AE)                       28,000           2,005
Apple, Inc. (AE)                                      147,200          14,691
Applera Corp. - Applied Biosystems Group              162,189           5,067
Applied Micro Circuits Corp. (AE)                     229,500             645
Arrow Electronics, Inc. (AE)                           66,200           2,616

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Atmel Corp. (AE)                                    1,921,740          10,224
Avaya, Inc. (AE)                                      132,800           1,716
Avnet, Inc. (AE)                                      110,590           4,523
AVX Corp.                                              75,700           1,260
BEA Systems, Inc. (AE)                                302,600           3,568
BMC Software, Inc. (AE)                               156,900           5,079
Brocade Communications Systems, Inc. (AE)              13,700             134
Cadence Design Systems, Inc. (AE)                     121,830           2,705
Cisco Systems, Inc. (AE)                            2,804,770          75,000
Computer Sciences Corp. (AE)                          257,229          14,286
CSG Systems International, Inc. (AE)                   22,600             605
DRS Technologies, Inc.                                 16,800             845
Electronic Data Systems Corp.                         241,100           7,050
EMC Corp. (AE)                                        590,500           8,964
F5 Networks, Inc. (AE)                                 33,400           2,564
Harris Corp.                                           19,100             981
Hewlett-Packard Co. (U)                             1,563,540          65,888
Ingram Micro, Inc. Class A (AE)                       180,300           3,537
Integrated Device Technology, Inc. (AE)               184,400           2,762
Intel Corp.                                            28,890             621
International Business Machines Corp. (U)             501,360          51,244
International Rectifier Corp. (AE)                     31,500           1,111
Intuit, Inc. (AE)                                     423,319          12,043
Jabil Circuit, Inc.                                    87,400           2,036
Juniper Networks, Inc. (AE)                           226,700           5,069
McAfee, Inc. (AE)                                      80,400           2,612
MEMC Electronic Materials, Inc. (AE)                   92,490           5,076
Mentor Graphics Corp. (AE)                            103,370           1,672
Microsoft Corp. (U)                                 2,594,640          77,683
National Instruments Corp.                             38,700           1,078
National Semiconductor Corp.                           96,400           2,535
Network Appliance, Inc. (AE)                           73,600           2,739
Oracle Corp. (AE)                                   1,725,200          32,434
QLogic Corp. (AE)                                      95,900           1,715
Qualcomm, Inc.                                         83,300           3,648
Raytheon Co. (U)                                      641,490          34,345
RealNetworks, Inc. (AE)                                95,600             722
Sanmina-SCI Corp. (AE)                                 36,700             127
Seagate Technology, Inc. (AE)                          67,668              --
Solectron Corp. (AE)                                  204,100             684
Sun Microsystems, Inc. (AE)                         1,543,590           8,057
Symantec Corp. (AE)                                   423,230           7,449
Synopsys, Inc. (AE)                                   305,951           8,463
Tellabs, Inc. (AE)                                    176,000           1,869

 28  Quantitative Equity Fund

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Texas Instruments, Inc. (U)                           712,380          24,484
Unisys Corp. (AE)                                     175,400           1,375
Utstarcom, Inc. (AE)                                  195,880           1,399
Western Digital Corp. (AE)                            200,100           3,538
Xilinx, Inc.                                          316,200           9,322
                                                                 ------------
                                                                      546,108
                                                                 ------------

Utilities - 6.7%
AES Corp. (The) (AE)                                  122,600           2,696
AGL Resources, Inc. (U)                                13,700             597
Allegheny Energy, Inc. (AE)                            38,300           2,048
Alltel Corp.                                          150,680           9,446
Ameren Corp.                                          174,100           9,152
American Electric Power Co., Inc.                      25,500           1,281
AT&T, Inc. (U)                                      1,437,899          55,675
Atmos Energy Corp.                                      5,400             171
Cablevision Systems Corp. Class A (AE)                118,600           3,888
CenturyTel, Inc.                                      191,120           8,801
Comcast Corp. Class A (AE)                            528,600          14,092
Constellation Energy Group, Inc.                      154,700          13,787
Duke Energy Corp.                                     803,240          16,482
Edison International                                  284,541          14,896
Embarq Corp.                                           68,900           4,137
Energy East Corp. (N)                                  46,900           1,136
Entergy Corp.                                          38,240           4,326
FirstEnergy Corp.                                     174,040          11,911
KeySpan Corp.                                          89,800           3,719
Oneok, Inc.                                           159,010           7,698
PG&E Corp.                                            783,710          39,656
Public Service Enterprise Group, Inc.                  32,400           2,801
Qwest Communications International, Inc. (AE)(N)      640,500           5,688
Sprint Nextel Corp.                                   653,470          13,089
Telephone & Data Systems, Inc.                         28,500           1,623
TXU Corp.                                             221,749          14,542
UGI Corp.                                              23,700             672
Verizon Communications, Inc. (U)                      633,186          24,175
                                                                 ------------
                                                                      288,185
                                                                 ------------

TOTAL COMMON STOCKS
(cost $3,950,638)                                                   4,624,935
                                                                 ------------

SHORT-TERM INVESTMENTS - 3.5%
Russell Investment Company Money
   Market Fund                                    142,082,000         142,082
United States Treasury Bills (c)(z)(sec.)
   5.041% due 06/14/07                                 10,000           9,940
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $152,022)                                                       152,022
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 1.5%
Russell Investment Company
   Money Market Fund (X)                           12,281,002          12,281
State Street Securities
   Lending Quality Trust (X)                       51,611,989          51,612
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $63,893)                                                         63,893
                                                                 ------------

TOTAL INVESTMENTS - 112.4%
(identified cost $4,166,553)                                        4,840,850
                                                                 ------------

SECURITIES SOLD SHORT - (10.7%)
Auto and Transportation - (0.4%)
AAR Corp. (AE)                                        (14,000)           (428)
Ford Motor Co. (AE)                                  (872,400)         (7,014)
JetBlue Airways Corp. (AE)                            (80,200)           (795)
Oshkosh Truck Corp.                                   (61,700)         (3,451)
Southwest Airlines Co.                               (325,000)         (4,664)
Visteon Corp. (AE)                                    (56,400)           (514)
                                                                 ------------
                                                                      (16,866)
                                                                 ------------

Consumer Discretionary - (2.0%)
American Greetings Corp. Class A                      (33,000)           (840)
Bed Bath & Beyond, Inc. (AE)                         (175,400)         (7,146)
CBS Corp. Class B                                    (148,680)         (4,724)
Chico's FAS, Inc. (AE)                               (140,300)         (3,698)
Coldwater Creek, Inc. (AE)                            (38,800)           (803)
Discovery Holding Co. Class A (AE)                   (257,470)         (5,600)
Electronic Arts, Inc. (AE)                           (165,800)         (8,358)
Fastenal Co.                                         (117,900)         (4,848)
Google, Inc. Class A (AE)                              (9,700)         (4,572)
Hearst-Argyle Television, Inc.                        (17,500)           (466)
Las Vegas Sands Corp. (AE)                           (102,900)         (8,766)
Limited Brands, Inc.                                 (319,300)         (8,803)
Regal Entertainment Group Class A                    (131,394)         (2,858)
Scientific Games Corp. (AE)                           (44,600)         (1,485)
Service Corp. International                          (146,600)         (1,781)
Starbucks Corp. (AE)                                 (283,000)         (8,779)
Triarc Cos., Inc. Class A                              (5,500)            (90)
Under Armour, Inc. Class A (AE)                        (6,700)           (338)

                                                    Quantitative Equity Fund  29

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Walt Disney Co. (The)                                (106,900)         (3,739)
Williams-Sonoma, Inc.                                 (58,000)         (2,043)
Wynn Resorts, Ltd.                                    (21,000)         (2,146)
XM Satellite Radio Holdings, Inc. Class A (AE)        (60,000)           (702)
Yahoo!, Inc. (AE)                                    (184,800)         (5,182)
                                                                 ------------
                                                                      (87,767)
                                                                 ------------

Consumer Staples - (0.6%)
Hansen Natural Corp. (AE)                             (33,600)         (1,283)
Hershey Co. (The)                                    (141,900)         (7,799)
Kraft Foods, Inc. Class A                            (289,000)         (9,673)
Reynolds American, Inc.                               (34,900)         (2,243)
Rite Aid Corp. (AE)                                   (98,800)           (606)
Tyson Foods, Inc. Class A                            (180,900)         (3,792)
                                                                 ------------
                                                                      (25,396)
                                                                 ------------
Financial Services - (1.1%)
Capitol Federal Financial                             (12,428)           (480)
Charles Schwab Corp. (The)                           (374,000)         (7,151)
Chicago Mercantile Exchange Holdings, Inc. Class
   A                                                     (800)           (413)
Cincinnati Financial Corp.                            (28,800)         (1,303)
First Niagara Financial Group, Inc.                   (14,300)           (195)
GATX Corp.                                            (28,900)         (1,416)
LandAmerica Financial Group, Inc. Class A             (42,600)         (3,423)
M&T Bank Corp.                                        (77,500)         (8,629)
MBIA, Inc.                                           (190,200)        (13,230)
MetLife, Inc.                                         (84,800)         (5,571)
New York Community Bancorp, Inc.                      (96,000)         (1,676)
PMI Group, Inc. (The)                                 (58,700)         (2,845)
Sotheby's Holdings Class A                            (22,700)         (1,172)
TD Ameritrade Holding Corp. (AE)                     (110,700)         (1,888)
Unum Group                                             (1,600)            (40)
                                                                 ------------
                                                                      (49,432)
                                                                 ------------

Health Care - (1.4%)
Abbott Laboratories                                  (174,100)         (9,858)
Abraxis BioScience, Inc. (AE)                         (39,800)         (1,095)
Affymetrix, Inc. (AE)                                 (50,300)         (1,321)
Alexion Pharmaceuticals, Inc. (AE)                    (21,800)           (913)
Allscripts Healthcare Solutions, Inc. (AE)            (17,300)           (458)
Bausch & Lomb, Inc.                                   (37,100)         (2,183)
BioMarin Pharmaceuticals, Inc. (AE)                   (34,900)           (564)
Bristol-Myers Squibb Co.                             (336,900)         (9,723)
Brookdale Senior Living, Inc.                         (30,700)         (1,394)
Celgene Corp. (AE)                                    (69,300)         (4,238)
Cerner Corp. (AE)                                     (51,500)         (2,742)
Chattem, Inc. (AE)                                    (11,700)           (669)
Cubist Pharmaceuticals, Inc. (AE)                     (21,000)           (450)
Healthways, Inc. (AE)                                 (11,300)           (479)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hologic, Inc. (AE)                                     (8,500)           (489)
ImClone Systems, Inc. (AE)                            (33,800)         (1,416)
Intuitive Surgical, Inc. (AE)                         (12,800)         (1,660)
Inverness Medical Innovations, Inc. (AE)              (16,700)           (669)
Medarex, Inc. (AE)                                    (34,700)           (475)
Myriad Genetics, Inc. (AE)                            (22,900)           (837)
PDL BioPharma, Inc. (AE)                              (65,100)         (1,644)
Quest Diagnostics, Inc.                              (242,800)        (11,870)
Sunrise Senior Living, Inc. (AE)                      (13,200)           (505)
Techne Corp. (AE)                                      (8,900)           (525)
Tenet Healthcare Corp. (AE)                          (254,000)         (1,885)
United Therapeutics Corp. (AE)                        (18,000)         (1,006)
                                                                 ------------
                                                                      (59,068)
                                                                 ------------

Integrated Oils - (0.0%)
Delta Petroleum Corp. (AE)                            (50,900)         (1,104)
                                                                 ------------

Materials and Processing - (0.9%)
EI Du Pont de Nemours & Co.                          (187,000)         (9,195)
Hexcel Corp. (AE)                                     (41,200)           (894)
Louisiana-Pacific Corp.                               (81,900)         (1,614)
Mosaic Co. (The) (AE)                                (371,100)        (10,948)
Quanta Services, Inc. (AE)                            (54,000)         (1,485)
Shaw Group, Inc. (The) (AE)                           (58,600)         (1,900)
UAP Holding Corp.                                     (50,700)         (1,403)
Weyerhaeuser Co.                                     (109,700)         (8,690)
Worthington Industries, Inc.                          (58,600)         (1,304)
                                                                 ------------
                                                                      (37,433)
                                                                 ------------

Miscellaneous - (0.5%)
Berkshire Hathaway, Inc. Class A (AE)                     (41)         (4,477)
Fortune Brands, Inc.                                 (105,200)         (8,427)
ITT Corp.                                            (135,400)         (8,640)
                                                                 ------------
                                                                      (21,544)
                                                                 ------------

Other Energy - (1.7%)
Arch Coal, Inc.                                      (111,900)         (4,036)
Baker Hughes, Inc.                                   (122,400)         (9,840)
Cabot Oil & Gas Corp.                                 (15,500)           (564)
CNX Gas Corp. (AE)                                     (9,800)           (275)
Consol Energy, Inc.                                   (63,600)         (2,663)
Crosstex Energy, Inc.                                 (58,800)         (1,767)
Diamond Offshore Drilling, Inc.                       (97,800)         (8,372)
EOG Resources, Inc.                                  (112,200)         (8,240)
Equitable Resources, Inc.                             (95,700)         (4,977)
EXCO Resources, Inc. (AE)                            (100,400)         (1,686)

 30  Quantitative Equity Fund

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Halliburton Co.                                      (113,800)         (3,615)
Massey Energy Co.                                     (73,700)         (1,985)
Peabody Energy Corp.                                 (208,400)         (9,999)
PetroHawk Energy Corp. (AE)                           (46,700)           (675)
Pogo Producing Co.                                    (77,600)         (3,745)
Quicksilver Resources, Inc. (AE)                      (19,600)           (820)
Range Resources Corp.                                 (71,300)         (2,606)
Reliant Energy, Inc. (AE)                            (127,800)         (2,846)
Southwestern Energy Co. (AE)                          (68,100)         (2,860)
Whiting Petroleum Corp. (AE)                          (13,600)           (599)
                                                                 ------------
                                                                      (72,170)
                                                                 ------------
Producer Durables - (0.5%)
ACCO Brands Corp. (AE)                                (27,900)           (664)
Amazon.Com, Inc. (AE)                                (138,900)         (8,519)
Briggs & Stratton Corp.                               (45,200)         (1,341)
Bucyrus International, Inc. Class A                   (16,100)         (1,010)
Danaher Corp.                                         (95,200)         (6,777)
ESCO Technologies, Inc. (AE)                          (13,600)           (619)
Interdigital Communications Corp. (AE)                (11,000)           (362)
MDC Holdings, Inc.                                    (14,000)           (718)
SBA Communications Corp. Class A (AE)                 (28,700)           (844)
                                                                 ------------
                                                                      (20,854)
                                                                 ------------

Technology - (0.9%)
Advanced Micro Devices, Inc. (AE)                     (75,200)         (1,039)
Autodesk, Inc. (AE)                                   (62,000)         (2,559)
Broadcom Corp. Class A (AE)                          (114,400)         (3,724)
Corning, Inc. (AE)                                   (358,100)         (8,494)
Equinix, Inc. (AE)                                     (2,500)           (209)
General Dynamics Corp.                               (111,200)         (8,729)
Microsemi Corp. (AE)                                  (29,400)           (679)
Motorola, Inc.                                       (212,200)         (3,677)
NAVTEQ Corp. (AE)                                     (30,800)         (1,089)
Palm, Inc. (AE)                                       (17,100)           (289)
Rambus, Inc. (AE)                                     (32,900)           (652)
Salesforce.com, Inc. (AE)                             (23,900)         (1,004)
SanDisk Corp. (AE)                                   (151,600)         (6,587)
Spansion, Inc. Class A (AE)                           (86,200)           (846)
Trident Microsystems, Inc. (AE)                       (13,900)           (295)
                                                                 ------------
                                                                      (39,872)
                                                                 ------------

Utilities - (0.7%)
Avista Corp.                                          (24,800)           (585)
DPL, Inc.                                             (22,887)           (718)
Hawaiian Electric Industries, Inc.                    (40,200)         (1,058)
Level 3 Communications, Inc. (AE)                    (447,400)         (2,488)
National Fuel Gas Co.                                 (75,100)         (3,530)
Progress Energy, Inc.                                (165,400)         (8,361)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telephone & Data Systems, Inc.                        (54,700)         (3,115)
Xcel Energy, Inc.                                    (334,800)         (8,065)
                                                                 ------------
                                                                      (27,920)
                                                                 ------------

TOTAL SECURITIES SOLD SHORT
(proceeds $439,820)                                                  (459,426)
                                                                 ------------

OTHER ASSETS AND LIABILITIES,
NET - (1.7%)                                                          (73,663)
                                                                 ------------

NET ASSETS - 100.0%                                                 4,307,761
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Quantitative Equity Fund  31

RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/07 (37)                              15,007                726

Russell 1000 Mini Index (CME)
   expiration date 06/07 (60)                               4,867                240

S&P 500 E-Mini Index (CME)
   expiration date 06/07 (112)                              8,335                350

S&P 500 Index (CME)
   expiration date 06/07 (155)                             57,676              2,145

S&P Midcap 400 E-Mini Index (CME)
   expiration date 06/07 (576)                             50,584              1,967
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      5,428
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       2.3
Consumer Discretionary                                       15.6
Consumer Staples                                              7.5
Financial Services                                           23.6
Health Care                                                  13.5
Integrated Oils                                               6.0
Materials and Processing                                      5.3
Miscellaneous                                                 3.1
Other Energy                                                  4.1
Producer Durables                                             7.0
Technology                                                   12.7
Utilities                                                     6.7
Short-Term Investments                                        3.5
Other Securities                                              1.5
                                                  ---------------
Total Investments                                           112.4
Securities Sold Short                                       (10.7)
Other Assets and Liabilities, Net                            (1.7)
                                                  ---------------

                                                            100.0
                                                  ===============

Futures Contracts                                             0.1

See accompanying notes which are an integral part of the financial statements.

 32  Quantitative Equity Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
March 1, 2007                 $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,064.20      $     1,005.95
Expenses Paid During
Period*                       $         2.48      $         2.41

* Expenses are equal to the Fund's annualized expense ratio of 1.44% (representing the two month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since inception).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,136.30      $     1,013.93
Expenses Paid During
Period*                       $        11.60      $        10.94

* Expenses are equal to the Fund's annualized expense ratio of 2.19% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,140.40      $     1,017.65
Expenses Paid During
Period*                       $         7.64      $         7.20

* Expenses are equal to the Fund's annualized expense ratio of 1.44% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,141.90      $     1,018.89
Expenses Paid During
Period*                       $         6.32      $         5.96

* Expenses are equal to the Fund's annualized expense ratio of 1.19% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                               International Securities Fund  33

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.2%
Australia - 4.3%
AGL Energy, Ltd. (N)                                   16,606             211
Alinta, Ltd. (N)                                       10,196             126
Amcor, Ltd. (N)                                     1,618,531           9,962
AMP, Ltd.                                             325,578           2,887
Ansell, Ltd.                                           35,203             324
APN News & Media, Ltd. (N)                              5,630              28
Aristocrat Leisure, Ltd. (N)                          159,295           2,181
Australia & New Zealand Banking Group, Ltd.            80,334           2,039
AXA Asia Pacific Holdings, Ltd.                        64,562             394
BHP Billiton, Ltd.                                    223,918           5,469
Brambles, Ltd. (AE)                                   190,958           2,083
Caltex Australia, Ltd. (N)                             37,185             745
Centro Properties Group                                35,162             271
CFS Gandel Retail Trust                                12,126              23
Coles Group, Ltd. (N)                                 326,777           4,662
Commonwealth Bank of Australia                         44,737           1,952
CSL, Ltd.                                             144,910          10,438
David Jones, Ltd. (N)                                 104,535             428
DB RREEF Trust (N)(o)                                  96,287             143
Foster's Group, Ltd.                                2,150,399          11,340
GPT Group                                              70,782             289
Harvey Norman Holdings, Ltd. (N)                       56,679             240
Incitec Pivot, Ltd. (N)                                57,406           2,303
Insurance Australia Group, Ltd. (N)                   314,046           1,558
Investa Property Group (N)                             56,496             125
Leighton Holdings, Ltd.                                11,946             341
Lend Lease Corp., Ltd.                                  4,550              75
Macquarie Airports Management, LTD (N)                984,955           3,240
Macquarie Bank, Ltd. (N)                              175,214          12,502
Macquarie Goodman Group (N)                            53,724             315
Macquarie Infrastructure Group                      1,829,256           5,728
Macquarie Office Trust                                 16,086              21
Minara Resources, Ltd. (N)                             11,847              72
Mirvac Group                                           20,535              89
Multiplex Group                                         3,433              13
National Australia Bank, Ltd. (N)                   1,055,206          37,515
OneSteel, Ltd. (N)                                    110,559             523
Origin Energy, Ltd.                                   112,538             846
Oxiana, Ltd. (N)                                      419,000           1,045
Pacific Brands, Ltd.                                  246,414             658
Qantas Airways, Ltd.                                  175,585             774
QBE Insurance Group, Ltd. (N)                         353,382           8,970
Rinker Group, Ltd.                                     28,170             435
Rio Tinto, Ltd. (N)                                     2,358             161
Sons of Gwalia, Ltd. (AE)(N)(B)                        34,800              --
Stockland (N)                                          52,119             371
Suncorp-Metway, Ltd.                                  134,553           2,384
Symbion Health, Ltd. (N)                               14,993              51

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TABCORP Holdings, Ltd. (N)                            231,811           3,470
Tattersall's, Ltd. (N)                                 97,033             413
Telstra Corp., Ltd. (N)                             4,186,675          16,164
Telstra Corp., Ltd.                                    21,721              57
Toll Holdings, Ltd. (N)                                 1,156              21
Transurban Group                                      210,644           1,404
Wesfarmers, Ltd. (N)                                  163,803           5,300
Westfield Group                                        46,857             812
Westpac Banking Corp.                                  69,713           1,559
Woolworths, Ltd.                                        7,383             173
Zinifex, Ltd. (N)                                     317,761           4,307
                                                                 ------------
                                                                      170,030
                                                                 ------------

Austria - 0.6%
Erste Bank der Oesterreichischen Sparkassen AG
   (N)                                                238,042          19,091
Immofinanz Immobilien Anlagen AG (AE)                 111,900           1,818
Voestalpine AG                                         49,200           3,312
                                                                 ------------
                                                                       24,221
                                                                 ------------

Belgium - 0.7%
Belgacom SA (N)                                        24,618           1,083
Fortis (N)                                            309,167          13,849
Fortis                                                230,119          10,307
InBev NV (N)                                           35,072           2,731
KBC Groep NV (N)                                        3,400             449
Omega Pharma SA                                         2,589             209
                                                                 ------------
                                                                       28,628
                                                                 ------------

Bermuda - 0.7%
Aquarius Platinum, Ltd.                                68,894           2,048
Credicorp, Ltd.                                        45,100           2,353
Esprit Holdings, Ltd.                                 541,500           6,553
Great Eagle Holdings, Ltd.                             18,000              66
Guoco Group, Ltd.                                      10,000             145
Hongkong Land Holdings, Ltd.                           28,000             130
Jardine Matheson Holdings, Ltd.                       169,700           3,941
Johnson Electric Holdings, Ltd. (N)                 1,620,500             981
Li & Fung, Ltd.                                     1,266,800           3,900
Nine Dragons Paper Holdings, Ltd. (N)                 653,000           1,315
Orient Overseas International, Ltd.                    36,000             303

 34  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pacific Basin Shipping, Ltd.                        2,650,000           2,645
People's Food Holdings, Ltd.                           89,000             115
Shangri-La Asia, Ltd.                               1,556,000           3,798
Vostok Nafta Investment, Ltd. (AE)                     14,475             896
                                                                 ------------
                                                                       29,189
                                                                 ------------

Brazil - 0.7%
All America Latina Logistica SA                       192,300           2,246
Banco do Brasil SA                                     26,800             918
Cia Vale do Rio Doce - ADR (N)                        192,700           7,825
Gafisa SA                                             161,519           2,276
Gerdau SA - ADR (N)                                    97,200           1,947
JHSF Participacoes SA (AE)                            265,800           1,086
Petroleo Brasileiro SA - ADR                           13,870           1,404
Tele Norte Leste Participacoes SA - ADR (N)           117,690           1,927
Unibanco - Uniao de Bancos Brasileiros SA - GDR
   (AE)                                                98,165           9,528
                                                                 ------------
                                                                       29,157
                                                                 ------------

Canada - 2.0%
Agrium, Inc.                                           45,700           1,771
AUR Resources, Inc.                                   107,000           2,351
Cameco Corp.                                           51,700           2,410
Canadian Imperial Bank of Commerce                     60,900           5,361
Canadian National Railway Co.                         165,908           8,335
EnCana Corp. (N)                                       60,600           3,172
Gerdau Ameristeel Corp.                               211,000           2,586
HudBay Minerals, Inc. (AE)                             61,600           1,157
ING Canada, Inc.                                       38,067           1,672
Inmet Mining Corp.                                     21,500           1,308
Methanex Corp.                                         68,818           1,640
Nexen, Inc.                                            43,608           2,595
Potash Corp. of Saskatchewan                           23,900           4,291
Research In Motion, Ltd. (AE)                          81,200          10,684
Rogers Communications, Inc. Class B                   383,800          14,714
Shoppers Drug Mart Corp.                               86,721           3,953
SNC-Lavalin Group, Inc.                                40,700           1,166
Suncor Energy, Inc.                                    48,000           3,851
Teck Cominco, Ltd.Class B                              78,300           5,946
                                                                 ------------
                                                                       78,963
                                                                 ------------

Cayman Islands - 0.4%
Ctrip.com International, Ltd. - ADR (N)                62,300           4,418
Foxconn International Holdings, Ltd. (AE)(N)          447,500           1,338
Melco PBL Entertainment Macau, Ltd. - ADR
   (AE)(N)                                            337,728           5,883
Suntech Power Holdings Co., Ltd. - ADR (AE)(N)        113,500           4,118
                                                                 ------------
                                                                       15,757
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

China - 0.4%
Bank of Communications Co., Ltd. Class H              177,700             187
China Citic Bank (AE)(p)                              110,000              92
China Coal Energy Co. (AE)                          2,086,000           2,040
China Communications Construction Co., Ltd.
   Class H (AE)                                     1,828,000           2,362
China Construction Bank Corp. Class H (N)(p)        1,534,000             931
China Merchants Bank Co., Ltd. (AE)(N)              1,003,000           2,441
China Petroleum & Chemical Corp. Class H            2,274,000           1,986
Industrial & Commercial Bank of China (AE)(N)       6,629,000           3,615
Yanzhou Coal Mining Co., Ltd. Class H                 906,000             935
                                                                 ------------
                                                                       14,589
                                                                 ------------

Czech Republic - 0.1%
Komercni Banka AS                                      15,143           2,837
                                                                 ------------

Denmark - 0.7%
Carlsberg A/S Class B                                 122,400          13,703
FLSmidth & Co. A/S (N)                                 80,300           6,024
Novo-Nordisk A/S Class B                               10,600           1,036
Sydbank A/S                                            11,300             633
Topdanmark A/S (AE)                                     5,380           1,054
Vestas Wind Systems A/S (AE)                          100,400           6,484
                                                                 ------------
                                                                       28,934
                                                                 ------------

Egypt - 0.1%
Orascom Construction Industries - GDR                  20,994           2,450
                                                                 ------------

Finland - 1.2%
Cargotec Corp. Class B (N)                              5,259             326
Kesko OYJ Class B                                      17,232           1,191
M-real OYJ Class B (N)                                 18,400             126

                                               International Securities Fund  35

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nokia OYJ (N)                                         871,163          22,023
Nokia OYJ - ADR (N)                                    29,290             740
Orion OYJ Class B (N)                                  19,203             457
Outokumpu OYJ                                          21,696             718
Outotec Oyj                                            65,755           2,836
Rautaruukki OYJ (N)                                    31,636           1,703
UPM-Kymmene OYJ (N)                                   425,626          10,483
Wartsila Oyj Class B                                   35,100           2,338
YIT OYJ (N)                                            66,300           2,344
                                                                 ------------
                                                                       45,285
                                                                 ------------

France - 12.4%
Accor SA (N)                                          241,552          22,696
Air France-KLM                                         81,068           4,136
Air Liquide SA (N)                                     51,646          12,802
Alstom RGPT (AE)(N)                                   107,895          16,002
Arkema (AE)(N)                                         18,482           1,104
AXA SA (N)                                            519,245          23,734
BNP Paribas (N)                                       252,816          29,259
Bouygues SA                                             1,307             104
Carrefour SA (N)                                      142,455          10,916
Casino Guichard Perrachon SA (N)                        6,497             696
Cie de Saint-Gobain (N)                               179,675          19,112
Cie Generale d'Optique Essilor International SA
   (N)                                                 26,136           3,144
CNP Assurances (N)                                     18,076           2,303
Compagnie Generale de Geophysique-Veritas
   (AE)(N)                                             15,120           3,147
Compagnie Generale des Etablissements Michelin
   Class B (N)                                         31,600           4,011
Credit Agricole SA (N)                                743,646          31,203
Electricite de France (N)                              26,447           2,292
France Telecom SA (N)                                 695,404          20,272
Gaz de France SA (N)                                   87,220           4,081
JC Decaux SA (N)                                      166,645           5,174
Klepierre                                               2,789             534
L'Oreal SA (N)                                         32,890           3,942
Lafarge SA (N)                                          2,076             336
Lagardere SCA (N)                                      87,260           6,844
Legrand SA                                            140,800           4,789
LVMH Moet Hennessy Louis Vuitton SA (N)               111,115          12,938
Neopost SA                                             16,183           2,343
Nexans SA (N)                                           5,192             762
NicOx SA (AE)                                          34,166             908
Pernod-Ricard SA (N)                                   43,152           9,167
Peugeot SA (N)                                         24,010           1,947
PPR SA (N)                                             22,278           3,862
Renault SA (N)                                        189,465          24,580
Rhodia SA (AE)(N)                                     503,731           2,050
Sanofi-Aventis (N)                                    347,967          31,953
Schneider Electric SA (N)                             101,469          14,294

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Societe Generale (N)                                  185,460          39,254
Sodexho Alliance SA (N)                                22,466           1,779
Suez SA (N)                                            65,858           3,736
Suez SA (AE)                                           40,348               1
Thomson (AE)(N)                                       134,030           2,589
Total SA (N)                                          726,169          53,614
Total SA - ADR                                         78,872           5,812
UBISOFT Entertainment (AE)                              8,056             400
Unibail (N)                                             3,110             858
Valeo SA (N)                                           39,811           2,275
Vallourec SA                                           14,708           4,018
Veolia Environnement (N)                              347,611          28,703
Vivendi Universal SA (N)                              168,368           6,940
                                                                 ------------
                                                                      487,416
                                                                 ------------

Germany - 8.3%
Adidas AG (N)                                          54,660           3,263
Allianz SE (N)                                         72,802          16,515
BASF AG (N)                                           108,991          12,934
Bayer AG (N)                                          510,178          34,961
Bayerische Motoren Werke AG (N)                       120,860           7,463
Bilfinger Berger AG                                    24,300           2,282
Commerzbank AG (N)                                     42,400           2,122
Continental AG (N)                                    195,654          27,290
DaimlerChrysler AG (N)                                 63,361           5,161
Deutsche Bank AG (N)                                   44,808           6,904
Deutsche Boerse AG (N)                                 37,394           8,803
Deutsche Lufthansa AG (N)                             191,600           5,757
Deutsche Post AG                                      172,271           5,947
Deutsche Telekom AG (N)                               934,533          17,032
Deutz AG (AE)(N)                                       21,259             339
E.ON AG (N)                                           272,297          40,987
Epcos AG                                               40,373             864
Fresenius Medical Care AG & Co. KGaA (N)               53,245           8,020
Hannover Rueckversicherung AG (N)                      23,810           1,208
Heidelberger Druckmaschinen AG (N)                     21,950           1,037
Hochtief AG                                            20,403           2,142
Hugo Boss AG                                            6,035             402
Hypo Real Estate Holding AG (N)(o)                     10,853             726
Infineon Technologies AG (AE)                         351,551           5,482
IVG Immobilien AG (N)                                  85,111           3,830
KarstadtQuelle AG (AE)(N)                             284,842          11,006
Lanxess AG (AE)                                        40,479           2,198
Linde AG (N)                                           22,398           2,511
MTU Aero Engines Holding AG                            24,736           1,436
Muenchener Rueckversicherungs AG (N)                   78,983          14,034
RWE AG (N)                                            197,952          20,928

 36  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Salzgitter AG (N)                                      58,448           9,678
Siemens AG                                            113,058          13,653
Solarworld AG (N)                                      27,813           2,353
Stada Arzneimittel AG (N)                              42,086           2,769
ThyssenKrupp AG                                         4,943             266
TUI AG (N)                                             86,600           2,383
United Internet AG (N)                                138,450           2,546
Volkswagen AG (N)                                      61,091           9,276
Wacker Chemie AG (AE)(N)                               51,908           9,467
                                                                 ------------
                                                                      325,975
                                                                 ------------

Greece - 0.4%
Alpha Bank AE                                           7,700             234
National Bank of Greece SA                            151,464           8,448
Piraeus Bank SA                                        75,425           2,723
Public Power Corp. SA                                 218,580           5,717
                                                                 ------------
                                                                       17,122
                                                                 ------------

Hong Kong - 1.3%
Bank of East Asia, Ltd.                               104,600             641
BOC Hong Kong Holdings, Ltd.                          995,500           2,440
Cathay Pacific Airways, Ltd.                           79,000             204
Cheung Kong Holdings, Ltd.                             39,000             504
China Insurance International Holdings Co., Ltd.
   (AE)                                               110,000             137
China Merchants Holdings International Co., Ltd.      926,000           4,107
China Mobile, Ltd.                                  1,356,000          12,248
China Netcom Group Corp. Hong Kong, Ltd.              643,500           1,586
China Resources Enterprise                            316,000           1,061
China Unicom, Ltd.                                    100,000             145
CLP Holdings, Ltd.                                     39,500             289
CNOOC, Ltd. (N)                                     4,751,700           4,080
Hang Lung Group, Ltd.                                  93,000             357
Henderson Land Development Co., Ltd.                   61,000             365
Hong Kong Exchanges and Clearing, Ltd.                 34,000             324
HongKong Electric Holdings                          1,427,000           7,145
Hopewell Holdings (N)                                  70,000             308
Hutchison Whampoa, Ltd.                               299,700           2,883
Link REIT (The) (o)                                    55,000             125
Melco International Development (N)                 1,029,000           1,993
New World Development, Ltd.                            85,000             200
Shun Tak Holdings, Ltd. (N)                         2,773,800           3,853
Sino Land Co. (N)                                     624,351           1,307
Sun Hung Kai Properties, Ltd.                          28,000             328
Swire Pacific, Ltd.                                    44,500             508
Television Broadcasts, Ltd.                            12,000              79
Wharf Holdings, Ltd. (N)                            1,448,862           5,338
Wheelock & Co., Ltd. (N)                               47,000             109
                                                                 ------------
                                                                       52,664
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Hungary - 0.0%
MOL Hungarian Oil and Gas PLC                           9,700           1,182
                                                                 ------------

India - 0.2%
ICICI Bank, Ltd. - ADR (N)                             83,969           3,436
Infosys Technologies, Ltd. - ADR (N)                   42,000           2,199
State Bank of India, Ltd. - GDR                        24,500           1,669
                                                                 ------------
                                                                        7,304
                                                                 ------------

Indonesia - 0.1%
Bank Central Asia Tbk PT                            3,485,500           2,017
Telekomunikasi Indonesia Tbk PT                     2,213,000           2,550
                                                                 ------------
                                                                        4,567
                                                                 ------------

Ireland - 0.5%
Anglo Irish Bank Corp. PLC                             65,300           1,471
Bank of Ireland PLC                                    53,528           1,147
Elan Corp. PLC - ADR (AE)(N)                          399,300           5,542
Kingspan Group PLC                                    165,111           4,613
Ryanair Holdings PLC - ADR (AE)(N)                    138,112           6,446
                                                                 ------------
                                                                       19,219
                                                                 ------------

Israel - 0.1%
Teva Pharmaceutical Industries, Ltd. - ADR             71,970           2,757
                                                                 ------------

Italy - 3.6%
Assicurazioni Generali SpA (N)                         49,750           2,288
Banco Popolare di Verona e Novara SCRL (N)             73,519           2,451
Benetton Group SpA (N)                                 24,071             413
Buzzi Unicem SpA (N)                                  173,337           5,528
Enel SpA                                              138,736           1,579
ENI SpA                                               778,221          25,824
Esprinet SpA                                           22,319             472
Fiat SpA (AE)(N)                                      156,922           4,618
Fondiaria-Sai SpA (N)                                 110,499           5,848
Fondiaria-Sai SpA                                       9,900             403
Indesit Co. SpA                                        15,685             366
Intesa Sanpaolo SpA (N)                             4,361,117          36,481
Italcementi SpA (N)                                   246,810           7,872
Mediaset SpA (N)                                      344,780           3,896
Milano Assicurazioni SpA (N)                          147,611           1,446
Parmalat Finanziaria (AE)(B)                           42,200              --

                                               International Securities Fund  37

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Saras SpA (AE)(N)                                     354,400           2,206
Snam Rete Gas SpA (N)                                 209,412           1,335
Telecom Italia SpA (N)                                328,576             803
UniCredito Italiano SpA (N)                         3,265,794          33,475
Unione di Banche Italiane SCPA (AE)                     6,266             190
Unipol SpA (N)                                        678,170           2,693
                                                                 ------------
                                                                      140,187
                                                                 ------------

Japan - 16.3%
77 Bank, Ltd. (The) (N)                               292,400           1,916
Aderans Co., Ltd. (N)                                   5,000             111
Advantest Corp. (N)                                    64,700           2,873
Aeon Co., Ltd. (N)                                    259,400           4,749
Aeon Credit Service Co., Ltd. (N)                     164,500           2,738
Aioi Insurance Co., Ltd.                               33,000             224
Alps Electric Co., Ltd. (N)                            95,500             986
Amada Co., Ltd.                                        54,000             602
Asahi Breweries, Ltd.                                  54,600             888
Asahi Glass Co., Ltd. (N)                             388,000           5,218
Asahi Kasei Corp. (N)                                 118,000             828
Astellas Pharma, Inc.                                 177,200           7,733
Bank of Nagoya, Ltd. (The)                             29,000             197
Bosch Corp. (N)                                        84,000             404
Bridgestone Corp.                                     170,500           3,434
Brother Industries, Ltd.                               56,000             762
Calsonic Kansei Corp. (N)                              65,000             291
Canon Marketing Japan, Inc.                             9,500             185
Canon, Inc.                                           759,612          42,470
Chiba Bank, Ltd. (The)                                 32,000             265
Chugai Pharmaceutical Co., Ltd. (N)                   424,100          10,815
Credit Saison Co., Ltd.                                82,900           2,359
Dai Nippon Printing Co., Ltd. (N)                      34,000             542
Daihatsu Motor Co., Ltd. (N)                           29,000             243
Daiichi Sankyo Co., Ltd.                               27,400             817
Daikin Industries, Ltd. (N)                           119,300           4,033
Dainippon Ink And Chemicals, Inc.                     503,000           1,889
Daiwa House Industry Co., Ltd.                         21,000             329
Daiwa Securities Group, Inc.                          103,000           1,146
Denki Kagaku Kogyo Kabushiki Kaisha                   113,000             491
Denso Corp.                                            19,600             693
Dentsu, Inc. (N)                                        1,495           4,250
East Japan Railway Co.                                    806           6,532
EDION Corp. (N)                                       113,300           1,569
Eisai Co., Ltd.                                         9,100             432
Fanuc, Ltd.                                            78,700           7,701
Fuji Electric Holdings Co., Ltd.                       33,000             154
Fuji Fire & Marine Insurance Co., Ltd. (The)           97,000             398
Fuji Heavy Industries, Ltd.                           107,000             528
FUJIFILM Holdings Corp.                                66,100           2,711
Fujikura, Ltd.                                         18,000             115
Fujitsu, Ltd. (N)                                     154,000             967

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Funai Electric Co., Ltd. (N)                            8,900             705
Hachijuni Bank, Ltd. (The) (N)                         11,000              77
Hakuhodo DY Holdings, Inc. (N)                          3,060             207
Hankyu Department Stores (N)                           18,000             159
Higo Bank, Ltd. (The)                                   9,000              63
Hino Motors, Ltd. (N)                                 531,000           2,926
Hirose Electric Co., Ltd. (N)                          19,300           2,348
Hitachi, Ltd. (N)                                     103,000             782
Honda Motor Co., Ltd.                                 200,400           6,897
Hyakugo Bank, Ltd. (The)                               12,000              80
Hyakujushi Bank, Ltd. (The)                             9,000              52
Ibiden Co., Ltd. (N)                                   86,700           4,925
Inpex Holdings, Inc.                                       12             101
Isuzu Motors, Ltd. (N)                                660,000           3,471
Itochu Corp.                                          170,000           1,671
Izumi Co., Ltd. (N)                                    26,600             461
Japan Steel Works, Ltd. (The) (N)                     448,000           5,252
Japan Tobacco, Inc.                                     2,460          12,009
JFE Holdings, Inc. (N)                                147,700           8,021
JGC Corp. (N)                                          38,000             583
JS Group Corp. (N)                                     85,900           1,940
Kagoshima Bank, Ltd. (The)                             11,000              81
Kansai Electric Power Co., Inc. (The)                  56,700           1,582
Kao Corp. (N)                                       1,048,500          28,790
Kawasaki Kisen Kaisha, Ltd. (N)                        68,000             735
KDDI Corp.                                              1,470          11,540
Keiyo Bank, Ltd. (The)                                 27,000             155
Kobe Steel, Ltd.                                      206,000             727
Komatsu, Ltd.                                         255,900           6,070
Komori Corp.                                            9,000             208
Konica Minolta Holdings, Inc.                          16,500             226
Kubota Corp.                                           91,000             858
Kuraray Co., Ltd.                                     137,700           1,531
Kyocera Corp. (N)                                      11,300           1,098
Kyushu Electric Power Co., Inc.                       109,900           3,092
Lawson, Inc. (N)                                       44,900           1,655
Leopalace21 Corp.                                       4,100             135
Lintec Corp. (N)                                        4,300              90
Makita Corp. (N)                                       17,100             653
Marubeni Corp.                                        876,000           5,233
Matsumotokiyoshi Co., Ltd. (N)                         71,144           1,671
Matsushita Electric Industrial Co., Ltd.               89,000           1,721
Matsushita Electric Works, Ltd.                        67,000             755
Mazda Motor Corp.                                     157,000             787
Meiji Dairies Corp. (N)                                30,000             240
Millea Holdings, Inc.                                 283,600          10,501
Mitsubishi Chemical Holdings Corp. (N)                131,000           1,054

 38  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mitsubishi Corp.                                      389,800           8,317
Mitsubishi Electric Corp.                             347,000           3,364
Mitsubishi Estate Co., Ltd.                            43,000           1,331
Mitsubishi Heavy Industries, Ltd.                     532,000           3,275
Mitsubishi UFJ Financial Group, Inc.                      756           7,904
Mitsui & Co., Ltd.                                    293,000           5,224
Mitsui Chemicals, Inc. (N)                            487,000           4,008
Mitsui Engineering & Shipbuilding Co., Ltd.           529,000           2,365
Mitsui Fudosan Co., Ltd.                               35,000           1,022
Mitsui OSK Lines, Ltd.                                502,000           6,320
Mitsui Sumitomo Insurance Co., Ltd.                    17,000             211
Mitsui Trust Holdings, Inc.                           661,700           5,992
Mitsumi Electric Co., Ltd. (N)                         62,800           2,092
Mizuho Financial Group, Inc.                              866           5,218
Mochida Pharmaceutical Co., Ltd. (N)                    9,000              94
Mori Seiki Co., Ltd. (N)                               16,600             437
Nabtesco Corp. (N)                                     11,000             149
Nichirei Corp.                                        139,000             829
Nihon Unisys, Ltd.                                     10,500             133
Nikon Corp. (N)                                       168,400           3,862
Nintendo Co., Ltd. (N)                                 46,000          14,311
Nippon Electric Glass Co., Ltd. (N)                   228,000           3,908
Nippon Express Co., Ltd. (N)                          784,600           4,862
Nippon Mining Holdings, Inc.                          245,500           1,973
Nippon Oil Corp.                                      112,000             860
Nippon Paint Co., Ltd.                                 50,000             293
Nippon Paper Group, Inc.                                  659           2,231
Nippon Steel Corp. (N)                                213,000           1,362
Nippon Telegraph & Telephone Corp.                      1,283           6,385
Nippon Yusen KK (N)                                   444,000           3,826
Nissan Motor Co., Ltd. (N)                            927,200           9,355
Nisshin Seifun Group, Inc. (N)                         39,500             426
NOK Corp. (N)                                         150,100           2,790
Nomura Holdings, Inc.                               1,157,100          22,285
Nomura Research Institute, Ltd.                         9,500             253
Noritsu Koki Co., Ltd.                                  2,700              47
NTN Corp. (N)                                          34,000             283
NTT Data Corp. (N)                                         44             216
NTT DoCoMo, Inc.                                          408             696
NTT Urban Development Corp. (N)                           900           2,125
Oki Electric Industry Co., Ltd. (AE)(N)               422,000             728
Omron Corp.                                           149,200           3,995
ORIX Corp. (N)                                         39,590          10,546
Pacific Metals Co., Ltd. (N)                           16,000             250
Rakuten, Inc. (N)                                       8,232           3,321
Rengo Co., Ltd. (N)                                   129,000             692
Resona Holdings, Inc. (N)                                 223             503
Ricoh Co., Ltd.                                       886,100          19,433
Rohm Co., Ltd.                                         58,300           5,248
Sankyo Co., Ltd. (N)                                    9,300             408
Santen Pharmaceutical Co., Ltd. (N)                    11,400             312
Sapporo Hokuyo Holdings, Inc.                              60             579
Secom Co., Ltd.                                         8,000             362

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Seiko Epson Corp. (N)                                 122,200           3,703
Seino Holdings Corp. (N)                               23,000             215
Sekisui Chemical Co., Ltd.                            400,200           3,107
Sekisui House, Ltd.                                   279,800           4,136
Seven & I Holdings Co., Ltd.                            5,700             164
SFCG Co., Ltd. (N)                                      6,382           1,122
Sharp Corp.                                           276,000           5,052
Shiga Bank, Ltd. (The)                                 16,000             113
Shimano, Inc.                                           4,800             158
Shin-Etsu Chemical Co., Ltd.                           43,800           2,834
Shinsei Bank, Ltd.                                  1,060,300           4,559
Shizuoka Bank, Ltd. (The) (N)                         255,000           2,687
Sohgo Security Services Co., Ltd.                      21,800             420
Sompo Japan Insurance, Inc.                            55,000             673
Sony Corp.                                             95,600           5,092
Sumco Corp. (N)                                       144,200           6,273
Sumitomo Chemical Co., Ltd.                            47,000             310
Sumitomo Corp.                                         17,800             303
Sumitomo Heavy Industries, Ltd.                        34,000             351
Sumitomo Metal Industries, Ltd.                       158,000             801
Sumitomo Mitsui Financial Group, Inc. (N)               2,522          22,067
Sumitomo Realty & Development Co., Ltd. (N)           174,000           6,415
Sumitomo Trust & Banking Co., Ltd. (The)              104,000           1,015
Suzuken Co., Ltd. (N)                                   6,600             232
Suzuki Motor Corp. (N)                                 34,300             977
Taiheiyo Cement Corp. (N)                             391,000           1,669
Takeda Pharmaceutical Co., Ltd.                       218,100          14,138
Takefuji Corp. (N)                                      1,750              59
Teijin, Ltd.                                          378,600           1,954
Terumo Corp.                                           71,100           2,875
THK Co., Ltd. (N)                                      70,500           1,723
Tobu Railway Co., Ltd. (N)                             39,000             178
Toho Co., Ltd./Tokyo (N)                                7,500             147
Toho Titanium Co., Ltd. (N)                            22,800           1,086
Tokai Rubber Industries, Inc. (N)                      15,500             299
Tokuyama Corp. (N)                                    197,000           2,962
Tokyo Electric Power Co., Inc. (The) (N)              202,500           6,715
Tokyo Electron, Ltd. (N)                                3,900             270
Tokyo Gas Co., Ltd.                                   584,000           2,925
Tokyo Style Co., Ltd.                                  16,000             190
Tokyu Corp.                                            45,000             326
Tokyu Land Corp. (N)                                  289,000           3,274
Toppan Forms Co., Ltd.                                 11,800             148
Toppan Printing Co., Ltd. (N)                          15,000             152

                                               International Securities Fund  39

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toshiba Corp. (N)                                     754,000           5,625
Toyo Seikan Kaisha, Ltd. (N)                            7,300             145
Toyobo Co., Ltd.                                       52,000             157
Toyota Auto Body Co., Ltd.                              4,800              86
Toyota Motor Corp. (N)                              1,019,000          62,081
West Japan Railway Co.                                  1,032           4,670
Yamada Denki Co., Ltd. (N)                             76,660           7,064
Yamato Kogyo Co., Ltd.                                  9,300             304
                                                                 ------------
                                                                      640,518
                                                                 ------------

Luxembourg - 0.2%
Evraz Group SA - GDR                                   64,525           2,274
Millicom International Cellular SA (AE)(N)             58,200           4,729
SES Global SA (N)                                      68,900           1,347
                                                                 ------------
                                                                        8,350
                                                                 ------------
Mexico - 0.9%
America Movil SAB de CV
   Series L                                           368,333          19,348
Cemex SAB de CV - ADR (AE)                            112,672           3,662
Coca-Cola Femsa SAB de CV - ADR (N)                    43,260           1,682
Fomento Economico Mexicano SAB de CV - ADR             38,628           4,160
Grupo Televisa SA - ADR                               246,690           6,920
                                                                 ------------
                                                                       35,772
                                                                 ------------

Netherlands - 3.0%
ABN AMRO Holding NV (N)                               177,997           8,680
Aegon NV (N)                                          156,689           3,218
Arcelor Mittal (N)                                    101,046           5,396
Arcelor Mittal                                         35,133           1,868
ASML Holding NV (AE)                                  248,214           6,698
Corporate Express (AE)(N)                             118,800           1,596
CSM (N)                                                 8,762             336
European Aeronautic Defense and Space Co. NV (N)      134,510           4,309
Heineken Holding NV                                     5,246             243
Hunter Douglas NV                                       4,822             434
ING Groep NV (N)                                      802,855          36,446
Koninklijke Ahold NV (AE)                             195,558           2,484
Koninklijke BAM Groep NV                               94,581           2,502
Koninklijke Philips Electronics NV                    108,660           4,453
OCE NV                                                 26,168             493
Reed Elsevier NV (N)                                  535,972          10,056
Rodamco Europe NV (N)                                   4,700             693
Royal KPN NV                                           88,647           1,501
Royal Numico NV (N)                                   105,944           5,851
SBM Offshore NV (N)                                    66,105           2,359
Stork NV                                                6,356             334

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TNT NV (N)                                            127,440           5,741
Unilever NV                                           337,950          10,284
Vedior NV (N)                                          64,160           1,701
                                                                 ------------
                                                                      117,676
                                                                 ------------

Netherlands Antilles - 0.3%
Schlumberger, Ltd. (N)                                139,394          10,291
                                                                 ------------

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (N)              1,564,539           5,563
                                                                 ------------

Norway - 0.3%
Aker Kvaerner ASA (N)                                  84,100           1,985
Renewable Energy Corp. AS New (AE)                    233,500           6,714
Yara International ASA                                 81,600           2,377
                                                                 ------------
                                                                       11,076
                                                                 ------------

Russia - 0.1%
OAO Gazprom - ADR                                      13,800             541
Vimpel-Communications - ADR (AE)(N)                    23,400           2,264
                                                                 ------------
                                                                        2,805
                                                                 ------------

Singapore - 0.9%
Ascendas Real Estate Investment Trust (AE)(o)(N)       11,000              19
CapitaCommercial Trust (AE)(o)                         15,000              28
CapitaLand, Ltd. (N)                                1,500,000           8,274
CapitaMall Trust (AE)(o)                               16,000              41
City Developments, Ltd. (N)                           295,000           3,088
DBS Group Holdings, Ltd. (N)                          494,640           6,856
Flextronics International, Ltd. (AE)(N)               130,600           1,456
Fraser and Neave, Ltd.                                100,000             352
Jardine Cycle & Carriage, Ltd. (N)                     16,000             139
Keppel Corp., Ltd. (AE)                                26,000             363
NatSteel, Ltd.                                         48,000              49
Neptune Orient Lines, Ltd.                             76,000             178
Oversea-Chinese Banking Corp.                         847,800           4,973
Pacific Century Regional Developments, Ltd. (AE)      386,000             100
SembCorp Industries, Ltd. (N)                          69,120             220
Singapore Airlines, Ltd.                               42,000             500
Singapore Telecommunications, Ltd.                  2,437,310           5,276
STATS ChipPAC, Ltd. (AE)                               69,000              83

 40  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Suntec Real Estate Investment Trust (AE)(o)             9,000              12
United Overseas Bank, Ltd. (N)                        178,500           2,493
Wing Tai Holdings, Ltd.                                73,000             160
                                                                 ------------
                                                                       34,660
                                                                 ------------

South Africa - 0.2%
MTN Group, Ltd.                                       182,000           2,655
Nedbank Group, Ltd.                                    95,266           2,033
Sanlam, Ltd.                                          335,000           1,127
Standard Bank Group, Ltd.                              36,800             575
                                                                 ------------
                                                                        6,390
                                                                 ------------

South Korea - 0.9%
Honam Petrochemical Corp.                               9,400             779
Hynix Semiconductor, Inc. (AE)                         63,450           2,172
Hyundai Mobis                                          13,890           1,111
Industrial Bank of Korea (N)                           58,000           1,157
Kookmin Bank                                            9,300             834
Korea Electric Power Corp. - ADR                       73,410           1,518
KT Corp. - ADR                                         84,310           1,910
LG Electronics, Inc.                                   94,510           6,313
POSCO                                                   6,440           2,705
Samsung Electronics Co., Ltd.                          19,138          11,719
Samsung Heavy Industries Co., Ltd.                     77,660           2,542
Shinhan Financial Group Co., Ltd.                      31,600           1,779
SK Telecom Co., Ltd. - ADR (N)                         84,260           2,092
                                                                 ------------
                                                                       36,631
                                                                 ------------

Spain - 2.0%
Abengoa SA (N)                                         17,313             690
Antena 3 de Television SA (AE)                          4,791             103
Avanzit SA (AE)                                       112,522           1,094
Banco Bilbao Vizcaya Argentaria SA (N)                220,702           5,257
Banco Santander Central Hispano SA (N)                886,662          15,806
Endesa SA                                              25,913           1,419
Gamesa Corp. Tecnologica SA (N)                        98,590           3,376
Gestevision Telecinco SA (AE)(N)                       52,525           1,581
Grifols SA (AE)                                        25,879             448
Iberdrola SA (N)                                      221,264          10,936
Iberdrola SA                                            7,144             354
Iberia Lineas Aereas de Espana (N)                    409,724           2,095
Mapfre SA (N)                                         339,111           1,760
Repsol YPF SA (N)                                     265,868           8,725
Repsol YPF SA - ADR                                    22,626             744
Sol Melia SA                                           89,200           2,177
Telefonica SA (N)                                     911,707          20,337
Union Fenosa SA                                        21,562           1,175
                                                                 ------------
                                                                       78,077
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Sweden - 1.4%
Alfa Laval AB (N)                                      75,550           4,599
Assa Abloy AB Class B (N)                             179,000           4,005
Electrolux AB                                         176,800           4,589
JM AB (N)                                              49,200           1,685
JM AB (AE)                                             53,200              --
Nordea Bank AB (N)                                    189,000           3,267
Sandvik AB (N)                                        263,200           5,014
Scania AB Class B (AE)(N)                              28,900           2,754
Skandinaviska Enskilda Banken AB Class A (N)           28,400           1,038
SKF AB Class B (AE)(N)                                 90,200           1,967
Ssab Svenskt Stal AB (N)
   Class A                                            228,800           8,061
   Class B                                             16,500             544
Svenska Cellulosa AB
   Series B Class B (N)                                73,830           3,798
Swedbank AB (N)                                        63,900           2,455
Swedish Match AB (AE)                                  26,200             484
Telefonaktiebolaget LM Ericsson - ADR                  63,340           2,418
Telefonaktiebolaget LM Ericsson
   Series B Class B (N)                             1,340,210           5,109
TeliaSonera AB (N)                                     96,500             781
Volvo AB (AE)
   Class B                                            154,750           3,005
   Class D                                             30,950             115
                                                                 ------------
                                                                       55,688
                                                                 ------------

Switzerland - 7.6%
ABB, Ltd. (N)                                         522,726          10,448
Actelion, Ltd. (AE)                                    35,468           8,416
Ciba Specialty Chemicals AG                            69,981           4,601
Clariant AG (AE)                                       87,480           1,439
Compagnie Financiere Richemont SA Class A (N)          75,840           4,572
Credit Suisse Group (N)                               203,586          15,998
Geberit AG (AE)                                         1,007           1,785
Givaudan SA (N)                                         5,310           4,965
Helvetia Holding AG                                       969             410
Holcim, Ltd.                                           89,128           9,531
Julius Baer Holding AG (N)                            278,198          19,381
Kudelski SA (AE)(N)                                    12,314             472
Lonza Group AG                                         81,782           7,958
Nestle SA (N)                                         143,579          56,883

                                               International Securities Fund  41

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nobel Biocare Holding AG (N)                            9,550           3,447
Novartis AG                                           282,282          16,433
Roche Holding AG                                      238,436          44,979
Sulzer AG                                               1,308           1,721
Swatch Group AG (N)                                   121,215           7,039
Swiss Reinsurance (N)                                 294,417          27,758
Swisscom AG (N)                                         3,686           1,298
Syngenta AG (AE)                                       53,787          10,699
UBS AG                                                529,063          34,290
Zurich Financial Services AG (N)                       10,522           3,046
                                                                 ------------
                                                                      297,569
                                                                 ------------

Taiwan - 0.4%
AU Optronics Corp.                                  3,391,000           5,383
China Steel Corp.                                     820,000             926
HON HAI Precision Industry Co., Ltd.                  249,400           1,643
Siliconware Precision Industries Co.                  918,000           1,744
Taiwan Semiconductor Manufacturing Co., Ltd.          585,000           1,194
United Microelectronics Corp.                       1,801,000           1,037
United Microelectronics Corp. - ADR (N)               636,433           2,088
                                                                 ------------
                                                                       14,015
                                                                 ------------

Thailand - 0.1%
Bangkok Bank PCL                                      584,780           1,887
                                                                 ------------

Turkey - 0.0%
Turkcell Iletisim Hizmet AS                                 1              --
                                                                 ------------

United Kingdom - 17.6%
3i Group PLC                                            4,428             102
Alliance Boots PLC                                    345,505           7,716
Amvescap PLC                                          662,958           7,770
Anglo American PLC                                     41,619           2,203
ARM Holdings PLC                                    1,558,062           4,147
AstraZeneca PLC                                       177,650           9,668
Aviva PLC                                             852,721          13,379
BAE Systems PLC                                     1,490,431          13,527
Barclays PLC                                        1,432,700          20,633
Berkeley Group Holdings PLC (AE)                       45,893           1,576
BG Group PLC                                        1,033,594          14,917
BHP Billiton PLC                                      454,681          10,140
BP PLC                                              2,726,316          30,632
British Airways PLC (AE)                              167,917           1,689
British American Tobacco PLC                           41,750           1,288
British Energy Group PLC (AE)                         293,503           3,024
British Land Co. PLC (o)                               63,672           1,860
British Sky Broadcasting Group PLC                    530,147           6,071
BT Group PLC                                        1,423,957           8,991
Burberry Group PLC                                    177,916           2,442
Centrica PLC                                          666,361           5,134
Charter PLC (AE)                                       81,048           1,654

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Compass Group PLC                                     676,901           4,898
Daily Mail & General Trust Class A                     44,517             741
Davis Service Group PLC                                20,748             262
De La Rue PLC                                          20,285             287
Debenhams PLC                                         685,090           1,964
Diageo PLC                                            666,452          14,055
Drax Group PLC (AE)                                         1              --
easyJet PLC (AE)                                      243,940           3,426
Enterprise Inns PLC                                    61,023             778
Experian Group, Ltd.                                  164,678           1,862
Fiberweb PLC                                           41,775             156
Firstgroup PLC                                         29,494             387
Friends Provident PLC                                 944,540           3,559
Galiform PLC (AE)                                      40,329             131
George Wimpey PLC                                     178,800           2,073
GKN PLC                                               758,174           5,828
GlaxoSmithKline PLC                                 1,807,285          52,291
Great Portland Estates PLC (o)                            721              10
Hammerson PLC (o)                                       1,544              47
HBOS PLC                                            1,373,044          29,471
HMV Group PLC                                           3,737               8
Home Retail Group                                     123,682           1,126
HSBC Holdings PLC                                   1,040,200          19,211
Imperial Chemical Industries PLC                      179,867           1,907
Inchcape PLC                                          109,767           1,237
International Power PLC                               916,712           8,009
Invensys PLC (AE)                                     227,858           1,499
Investec PLC                                              782              11
ITV PLC                                                31,298              74
J Sainsbury PLC                                       257,753           2,935
Kazakhmys PLC                                           2,078              47
Kelda Group PLC                                        85,000           1,573
Kesa Electricals PLC                                  798,217           5,350
Ladbrokes PLC                                         670,114           5,442
Land Securities Group PLC (o)                          19,148             746
Legal & General Group PLC                             882,783           2,706
Lloyds TSB Group PLC                                1,219,480          14,062
London Stock Exchange Group PLC                         2,745              69
Man Group PLC                                       1,463,812          16,376
Marks & Spencer Group PLC                              32,112             474
Marston's PLC                                         295,200           2,523
Michael Page International PLC                        243,393           2,787
Next PLC                                              130,393           6,076
Northern Rock PLC                                     253,876           5,432
Old Mutual PLC                                      1,109,310           3,938
Pearson PLC                                           152,003           2,599
Premier Farnell PLC                                    13,121              57
Premier Foods PLC                                       1,187               7

 42  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Reckitt Benckiser PLC                                 561,013          30,742
Reed Elsevier PLC                                     319,004           4,042
Rentokil Initial PLC                                1,322,270           4,551
Resolution PLC                                          3,779              49
Rexam PLC                                             162,260           1,698
Rio Tinto PLC                                         182,417          11,121
Rolls-Royce Group PLC (AE)                            404,337           3,864
Royal & Sun Alliance Insurance Group PLC            1,233,488           4,082
Royal Bank of Scotland Group PLC                      944,596          36,148
Royal Dutch Shell PLC Class A (N)                     663,468          23,205
Royal Dutch Shell PLC Class A                         372,533          12,981
Royal Dutch Shell PLC Class B                         192,180           6,810
SABMiller PLC                                         182,839           4,321
Schroders PLC                                          89,900           2,291
Scottish & Newcastle PLC                                8,881             109
Scottish & Southern Energy PLC                         19,537             584
Smith & Nephew PLC                                    494,550           6,185
Smiths Group PLC                                      454,070           9,813
Stagecoach Group PLC                                  177,154             655
Standard Life PLC (N)                                  29,221             188
Taylor Woodrow PLC                                    247,397           2,383
Tesco PLC                                           5,065,581          46,550
Trinity Mirror PLC                                    407,606           4,338
Unilever PLC                                          858,629          26,873
Vodafone Group PLC                                  7,564,315          21,533
William Hill PLC                                      715,384           8,511
WPP Group PLC                                         612,170           9,065
Xstrata PLC                                           208,243          10,917
                                                                 ------------
                                                                      690,679
                                                                 ------------

United States - 0.1%
Mettler Toledo International, Inc. (AE)                21,900           2,138
Synthes, Inc.                                          20,469           2,679
                                                                 ------------
                                                                        4,817
                                                                 ------------

TOTAL COMMON STOCKS
(cost $2,795,477)                                                   3,580,897
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
Brazil - 0.2%
Banco Itau Holding Financeira SA                       96,300           3,708
Petroleo Brasileiro SA                                 44,300             986
Usinas Siderurgicas de Minas Gerais SA                 41,200           1,957
                                                                 ------------
                                                                        6,651
                                                                 ------------

Germany - 0.1%
Henkel KGaA (N)                                         8,490           1,337
Hugo Boss AG (N)                                       30,175           1,865
Volkswagen AG (N)                                       7,811             793
                                                                 ------------
                                                                        3,995
                                                                 ------------

South Korea - 0.0%
Hyundai Motor Co.                                      21,000             683
Samsung Electronics Co., Ltd.                           1,600             753
                                                                 ------------
                                                                        1,436
                                                                 ------------

Untied Kingdom - 0.0%
Rolls-Royce Group PLC (AE)(N)                      31,761,687              65
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $10,212)                                                         12,147
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Belgium - 0.0%
Bel 20 Index Futures
   May 2007 4,510.30 (EUR)
   Call (40)                                            2,462             319
                                                                 ------------

Hong Kong - 0.0%
Hang Seng Index
   May 2007 20,473.83 (HKD)
   Call (101)                                          13,218             323
                                                                 ------------

Switzerland - 0.0%
Swiss Market Index
   June 2007 9,467.82 (CHF)
   Call (199)                                          15,600             824
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $1,420)                                                           1,466
                                                                 ------------


                                               International Securities Fund  43

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WARRANTS & RIGHTS - 0.2%
Netherlands Antilles - 0.1%
Reliance Communications, Ltd. 2011 Warrants
   (AE)(N)                                            260,167           3,024
                                                                 ------------

United Kingdom - 0.0%
Infosys Technologies, Ltd.
   2010 Warrants (AE)                                  31,600           1,574
   2017 Warrants (AE)                                   3,300             164
                                                                 ------------
                                                                        1,738
                                                                 ------------

United States - 0.1%
Bharti Airtel, Ltd. 2012 Warrants (AE)                131,300           2,588
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $6,167)                                                           7,350
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.1%
United States - 7.1%
Russell Investment Company
   Money Market Fund                              265,613,000         265,613
United States Treasury Bills (c)(z)(sec.)
   5.046% due 06/14/07                                 15,000          14,910
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $280,523)                                                       280,523
                                                                 ------------

OTHER SECURITIES - 33.2%
Russell Investment Company
   Money Market Fund (X)                          250,326,189         250,326
State Street Securities Lending
   Quality Trust (X)                             1,052,017,785      1,052,018
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $1,302,344)                                                   1,302,344
                                                                 ------------

TOTAL INVESTMENTS - 132.0%
(identified cost $4,396,143)                                        5,184,727

OTHER ASSETS AND LIABILITIES,
NET - (32.0%)                                                      (1,256,567)
                                                                 ------------
NET ASSETS - 100.0%                                                 3,928,160
                                                                 ============

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

 44  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 05/07 (171)                             24,751                218

CAC-40 Index (France)
   expiration date 05/07 (430)                             34,767                592

DAX Index (Germany)
   expiration date 06/07 (275)                             69,915              6,570

EUR STOXX 50 Index (EMU)
   expiration date 06/07 (996)                             59,007              5,006

FTSE-100 Index (UK)
   expiration date 06/07 (470)                             60,790              2,111
Hang Seng Index (Hong Kong)
   expiration date 05/07 (44)                               5,652                (91)
MSCI Singapore Index
   expiration date 05/07 (9)                                  487                 (3)

SPI 200 Index (Australia)
   expiration date 06/07 (124)                             15,931                523

TOPIX Index (Japan)
   expiration date 06/07 (590)                             83,930                 (8)

Short Positions
CAC-40 Index (France)
   expiration date 05/07 (150)                             12,128               (346)

FTSE-100 Index (UK)
   expiration date 06/07 (244)                             31,559             (1,297)

Hang Seng Index (Hong Kong)
   expiration date 05/07 (12)                               1,541                 20

IBEX Plus Index (Spain)
   expiration date 05/07 (33)                               6,434                 97

MIB-30 (Italy)
   expiration date 06/07 (71)                              20,888             (1,657)

OMX Index (Sweden)
   expiration date 05/07 (10)                                 190                 (2)

SPI 200 Index (Australia)
   expiration date 06/07 (200)                             25,695             (1,167)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     10,566
                                                                     ===============

OPTIONS WRITTEN                                      NOTIONAL            MARKET
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   May 2007 4,510.30 (EUR) Put (40)                         2,462               (273)

Hong Kong
Hang Seng Index
   May 2007 20,473.83 (HKD) Put (101)                      13,218               (323)

Switzerland
Swiss Market Index
   June 2007 9,467.82 (CHF) Put (199)                      15,600               (824)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $1,420)                                                 (1,420)
                                                                     ===============

               A portion of the portfolio has been fair valued as of period end. See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  45

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             292   AUD              353    05/01/07                  1
USD             234   AUD              300    06/20/07                 15
USD             299   AUD              375    06/20/07                 12
USD             324   AUD              420    06/20/07                 25
USD             334   AUD              400    06/20/07                 (2)
USD             399   AUD              500    06/20/07                 16
USD             406   AUD              500    06/20/07                  9
USD             788   AUD            1,000    06/20/07                 42
USD             794   AUD            1,000    06/20/07                 35
USD           1,157   AUD            1,500    06/20/07                 87
USD           1,165   AUD            1,466    06/20/07                 51
USD           1,582   AUD            2,000    06/20/07                 77
USD           2,483   AUD            3,115    06/20/07                100
USD           3,265   AUD            4,099    06/20/07                135
USD           4,008   AUD            5,200    06/20/07                305
USD           4,749   AUD            6,000    06/20/07                227
USD           4,972   AUD            6,080    06/20/07                 70
USD           5,562   AUD            6,800    06/20/07                 78
USD           6,766   AUD            8,488    06/20/07                274
USD          10,422   AUD           13,088    06/20/07                433
USD          10,967   AUD           13,754    06/20/07                441
USD          14,660   AUD           19,000    06/20/07              1,099
USD             137   CAD              152    05/02/07                  1
USD              93   CAD              103    05/03/07                 --
USD             151   CHF              182    05/02/07                 --
USD             496   CHF              598    05/02/07                 --
USD           1,229   CHF            1,484    05/02/07                 --
USD           2,610   CHF            3,139    05/02/07                (11)
USD             215   CHF              260    05/03/07                 --
USD           1,558   CHF            1,876    06/20/07                  2
USD           3,923   CHF            4,720    06/20/07                  2
USD          10,650   CHF           12,819    06/20/07                 10
USD          15,932   CHF           19,171    06/20/07                 11
USD          55,026   CHF           66,250    06/20/07                 67
USD          92,349   CHF          111,104    06/20/07                 45
USD             161   DKK              881    05/01/07                 --
USD              14   DKK               78    06/20/07                 --
USD             168   DKK              937    06/20/07                  5
USD             693   DKK            3,868    06/20/07                 18
USD               1   EUR                1    05/02/07                 --
USD              15   EUR               11    05/02/07                 --
USD             236   EUR              173    05/02/07                  1
USD             661   EUR              485    05/02/07                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             838   EUR              616    05/02/07                  3
USD           1,969   EUR            1,446    05/02/07                  5
USD           5,339   EUR            3,924    05/02/07                 16
USD             136   EUR              100    06/20/07                  1
USD           1,315   EUR            1,000    06/20/07                 53
USD           1,363   EUR            1,000    06/20/07                  4
USD           2,051   EUR            1,500    06/20/07                 --
USD           2,735   EUR            2,000    06/20/07                 --
USD           3,486   EUR            2,612    06/20/07                 85
USD           3,945   EUR            3,000    06/20/07                157
USD           4,384   EUR            3,286    06/20/07                109
USD           4,672   EUR            3,500    06/20/07                113
USD           5,315   EUR            4,000    06/20/07                154
USD           6,682   EUR            5,000    06/20/07                154
USD           6,802   EUR            5,000    06/20/07                 35
USD           7,406   EUR            5,551    06/20/07                184
USD          10,602   EUR            8,000    06/20/07                337
USD          14,637   EUR           11,000    06/20/07                404
USD          14,914   EUR           11,179    06/20/07                372
USD          17,138   EUR           12,846    06/20/07                427
USD          19,352   EUR           14,443    06/20/07                397
USD          21,413   EUR           16,300    06/20/07                874
USD          27,377   EUR           20,518    06/20/07                678
USD          41,050   EUR           31,000    06/20/07              1,338
USD          54,158   EUR           41,200    06/20/07              2,177
USD          98,170   EUR           74,700    06/20/07              3,971
USD             220   GBP              110    05/01/07                  1
USD           1,462   GBP              734    05/01/07                  6
USD             140   GBP               70    05/02/07                 --
USD             165   GBP               83    05/02/07                 --
USD             179   GBP               89    05/03/07                 --
USD           1,815   GBP              919    06/20/07                 22
USD           1,815   GBP              919    06/20/07                 22
USD           1,926   GBP            1,000    06/20/07                 73
USD           1,943   GBP            1,000    06/20/07                 56
USD           1,976   GBP            1,000    06/20/07                 23
USD           2,518   GBP            1,300    06/20/07                 81
USD           2,697   GBP            1,400    06/20/07                102
USD           3,628   GBP            1,838    06/20/07                 46
USD           3,882   GBP            2,000    06/20/07                116
USD           4,010   GBP            2,000    06/20/07                (12)
USD           4,812   GBP            2,500    06/20/07                185
USD           4,814   GBP            2,500    06/20/07                183

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

 46  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           5,248   GBP            2,699    06/20/07                147
USD           7,776   GBP            4,000    06/20/07                220
USD           7,862   GBP            4,000    06/20/07                134
USD          12,341   GBP            6,245    06/20/07                144
USD          14,271   GBP            7,339    06/20/07                401
USD          20,246   GBP           10,409    06/20/07                563
USD          21,590   GBP           11,000    06/20/07                400
USD          23,959   GBP           12,128    06/20/07                286
USD          32,904   GBP           16,919    06/20/07                918
USD          36,681   GBP           18,855    06/20/07              1,011
USD          74,508   GBP           38,700    06/20/07              2,857
USD              96   HKD              751    05/02/07                 --
USD               7   HKD               54    06/20/07                 --
USD              62   HKD              484    06/20/07                 --
USD             166   HKD            1,295    06/20/07                 --
USD             193   HKD            1,501    06/20/07                 (1)
USD             355   HKD            2,766    06/20/07                 (1)
USD           1,244   HKD            9,689    06/20/07                 (3)
USD             272   JPY           32,547    05/01/07                 --
USD             415   JPY           49,267    05/01/07                 (3)
USD             578   JPY           69,049    05/01/07                 --
USD             825   JPY           98,433    05/02/07                 (1)
USD             463   JPY           55,049    05/07/07                 (2)
USD             224   JPY           26,023    06/20/07                 (4)
USD             951   JPY          110,694    06/20/07                (19)
USD           1,262   JPY          150,000    06/20/07                  1
USD           1,303   JPY          150,000    06/20/07                (40)
USD           1,695   JPY          200,000    06/20/07                (10)
USD           1,700   JPY          200,000    06/20/07                (15)
USD           2,582   JPY          300,000    06/20/07                (55)
USD           2,583   JPY          300,000    06/20/07                (55)
USD           2,601   JPY          300,000    06/20/07                (73)
USD           2,609   JPY          300,000    06/20/07                (81)
USD           2,612   JPY          300,000    06/20/07                (84)
USD           3,482   JPY          400,000    06/20/07               (111)
USD           4,212   JPY          500,000    06/20/07                 --
USD           7,697   JPY          900,000    06/20/07               (114)
USD          14,411   JPY        1,674,514    06/20/07               (303)
USD          14,777   JPY        1,700,000    06/20/07               (454)
USD          19,357   JPY        2,300,000    06/20/07                 21
USD          24,510   JPY        2,851,937    06/20/07               (481)
USD          50,657   JPY        5,886,882    06/20/07             (1,059)
USD          56,490   JPY        6,500,000    06/20/07             (1,726)
USD             662   NOK            3,946    05/03/07                  1
USD             856   NOK            5,082    05/04/07                 (2)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             112   SEK              752    05/02/07                 --
USD             401   SEK            2,686    05/03/07                 --
USD              85   SEK              570    05/04/07                 --
USD             548   SEK            3,814    06/20/07                 23
USD           1,852   SEK           12,854    06/20/07                 72
USD           1,884   SEK           12,642    06/20/07                  8
USD           2,437   SEK           16,958    06/20/07                101
USD           4,169   SEK           28,019    06/20/07                 25
USD           5,283   SEK           36,782    06/20/07                222
USD           5,568   SEK           38,563    06/20/07                203
USD           7,588   SEK           52,490    06/20/07                269
USD          11,802   SEK           82,102    06/20/07                487
USD          12,986   SEK           89,981    06/20/07                482
USD          13,003   SEK           89,981    06/20/07                464
USD          13,325   SEK           89,715    06/20/07                102
USD          22,231   SEK          149,526    06/20/07                147
USD          23,083   SEK          160,767    06/20/07                977
USD             188   SGD              285    06/20/07                 --
USD           5,863   SGD            8,895    06/20/07                 14
USD           6,241   SGD            9,463    06/20/07                 11
USD          10,627   SGD           16,116    06/20/07                 21
USD          20,073   SGD           30,450    06/20/07                 45
USD          22,207   SGD           33,689    06/20/07                 50
AUD             100   USD               82    06/20/07                 (1)
AUD             500   USD              412    06/20/07                 (3)
AUD             600   USD              499    06/20/07                  1
AUD             700   USD              544    06/20/07                (36)
AUD           1,000   USD              771    06/20/07                (58)
AUD           1,400   USD            1,080    06/20/07                (82)
AUD           2,000   USD            1,541    06/20/07               (118)
AUD           2,908   USD            2,426    06/20/07                 14
AUD           4,047   USD            3,225    06/20/07               (131)
AUD           4,082   USD            3,404    06/20/07                 18
AUD           5,202   USD            4,146    06/20/07               (169)
AUD           5,817   USD            4,855    06/20/07                 30
AUD           5,817   USD            4,850    06/20/07                 26
AUD           9,116   USD            7,264    06/20/07               (297)
AUD          13,087   USD           10,916    06/20/07                 60
AUD          14,000   USD           10,996    06/20/07               (616)
AUD          25,155   USD           20,046    06/20/07               (819)
CAD              25   USD               22    05/01/07                 --
CAD             169   USD              150    05/01/07                 (2)
CAD             283   USD              255    05/02/07                 --
CAD             325   USD              293    05/03/07                 --
CHF           1,484   USD            1,234    06/20/07                 --

               A portion of the portfolio has been fair valued as of period end. See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  47

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
CHF           2,102   USD            1,732    06/20/07                (16)
CHF          12,734   USD           10,583    06/20/07                 (6)
CHF          20,033   USD           16,718    06/20/07                 58
CHF          31,459   USD           26,247    06/20/07                 86
CHF          36,915   USD           30,679    06/20/07                (19)
CHF          64,627   USD           53,688    06/20/07                (56)
DKK              15   USD                3    06/20/07                 --
DKK             881   USD              161    06/20/07                 (1)
DKK           1,606   USD              288    06/20/07                 (7)
DKK           3,045   USD              545    06/20/07                (13)
DKK           3,158   USD              565    06/20/07                (14)
EUR             301   USD              401    03/26/07                (11)
EUR             186   USD              254    05/02/07                 --
EUR             323   USD              438    05/02/07                 (3)
EUR             986   USD            1,347    05/02/07                  2
EUR             341   USD              465    05/03/07                 (1)
EUR             655   USD              893    05/03/07                 (1)
EUR             967   USD            1,318    05/03/07                 (2)
EUR             184   USD              251    05/04/07                 --
EUR           1,000   USD            1,316    06/20/07                (52)
EUR           1,000   USD            1,326    06/20/07                (41)
EUR           1,000   USD            1,358    06/20/07                 (9)
EUR           1,231   USD            1,642    06/20/07                (41)
EUR           1,500   USD            2,019    06/20/07                (32)
EUR           1,900   USD            2,499    06/20/07                (99)
EUR           2,000   USD            2,646    06/20/07                (89)
EUR           2,000   USD            2,730    06/20/07                 (4)
EUR           2,500   USD            3,291    06/20/07               (127)
EUR           3,000   USD            3,944    06/20/07               (158)
EUR           3,000   USD            3,949    06/20/07               (153)
EUR           4,000   USD            5,265    06/20/07               (205)
EUR           4,000   USD            5,265    06/20/07               (204)
EUR           5,158   USD            7,031    06/20/07                (21)
EUR           6,000   USD            7,889    06/20/07               (315)
EUR           6,850   USD            9,139    06/20/07               (227)
EUR          21,000   USD           27,607    06/20/07             (1,108)
EUR          23,616   USD           31,520    06/20/07               (772)
EUR          38,737   USD           51,676    06/20/07             (1,290)
EUR          65,000   USD           86,398    06/20/07             (2,480)
GBP              35   USD               70    05/01/07                 (1)
GBP             100   USD              198    05/01/07                 (2)
GBP             110   USD              220    05/01/07                 --
GBP             158   USD              316    05/01/07                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
GBP             154   USD              308    05/02/07                 (1)
GBP             155   USD              309    05/02/07                 (1)
GBP             687   USD            1,371    05/02/07                 (3)
GBP             300   USD              601    06/20/07                  2
GBP             400   USD              796    06/20/07                 (4)
GBP             800   USD            1,545    06/20/07                (54)
GBP           1,000   USD            1,926    06/20/07                (73)
GBP           1,000   USD            1,931    06/20/07                (68)
GBP           1,300   USD            2,566    06/20/07                (33)
GBP           1,500   USD            2,891    06/20/07               (108)
GBP           1,500   USD            2,891    06/20/07               (108)
GBP           2,000   USD            3,849    06/20/07               (149)
GBP           2,000   USD            3,852    06/20/07               (146)
GBP           3,400   USD            6,549    06/20/07               (248)
GBP           4,300   USD            8,283    06/20/07               (313)
GBP           6,129   USD           11,923    06/20/07               (329)
GBP           9,326   USD           18,134    06/20/07               (510)
GBP          12,626   USD           24,550    06/20/07               (691)
GBP          23,000   USD           45,153    06/20/07               (826)
GBP          30,495   USD           59,311    06/20/07             (1,651)
GBP          31,923   USD           62,067    06/20/07             (1,750)
GBP          16,975   USD           33,916    07/31/07                 (5)
HKD             201   USD               26    05/02/07                 --
HKD             135   USD               17    05/03/07                 --
HKD             868   USD              111    05/03/07                 --
HKD          10,073   USD            1,293    06/20/07                  3
JPY         166,570   USD            1,404    05/01/07                 10
JPY          83,132   USD              695    05/02/07                 --
JPY          90,796   USD              762    05/02/07                  2
JPY          13,861   USD              116    05/07/07                 --
JPY         211,015   USD            1,768    05/07/07                  2
JPY         100,000   USD              872    06/20/07                 29
JPY         130,531   USD            1,123    06/20/07                 23
JPY         150,000   USD            1,262    06/20/07                 (1)
JPY         200,000   USD            1,696    06/20/07                 11
JPY         200,000   USD            1,721    06/20/07                 36
JPY         200,000   USD            1,738    06/20/07                 53
JPY         200,000   USD            1,742    06/20/07                 57
JPY         200,000   USD            1,742    06/20/07                 57
JPY         243,240   USD            2,072    06/20/07                 22
JPY         300,000   USD            2,536    06/20/07                  9
JPY         350,000   USD            3,000    06/20/07                 52
JPY         539,879   USD            4,637    06/20/07                 88

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

 48  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         600,000   USD            5,215    06/20/07                160
JPY       2,130,603   USD           18,316    06/20/07                365
JPY       2,326,770   USD           20,013    06/20/07                409
JPY       3,059,617   USD           26,282    06/20/07                504
JPY       5,000,000   USD           42,823    06/20/07                696
JPY      10,760,224   USD           91,488    06/20/07                830
SEK          12,642   USD            1,879    05/02/07                 (8)
SEK           6,853   USD              985    06/20/07                (40)
SEK          11,705   USD            1,683    06/20/07                (69)
SEK          52,787   USD            7,591    06/20/07               (309)
SEK          78,957   USD           11,355    06/20/07               (461)
SEK         147,929   USD           21,272    06/20/07               (868)
SGD             521   USD              344    05/03/07                  1
SGD              --   USD               --    05/04/07                 --
SGD           2,792   USD            1,852    06/20/07                  7
SGD           3,170   USD            2,091    06/20/07                 (3)
SGD           4,187   USD            2,777    06/20/07                 11
SGD           5,583   USD            3,703    06/20/07                 14
SGD           5,583   USD            3,703    06/20/07                 14
SGD           8,854   USD            5,835    06/20/07                (14)
SGD           9,937   USD            6,590    06/20/07                 25
SGD          10,473   USD            6,907    06/20/07                (12)
SGD          11,263   USD            7,415    06/20/07                (26)
SGD          14,025   USD            9,248    06/20/07                (18)
SGD          23,030   USD           15,187    06/20/07                (29)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                               7,709
                                                           ==============

               A portion of the portfolio has been fair valued as of period end. See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  49

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MSCI Belgium
   Local Net Total Return                                       1 Month EUR LIBOR
   Index                         Merrill Lynch      EUR 5,845      plus 0.15%                06/20/07                    92

MSCI Belgium
   Local Net Total Return                                       1 Month EUR LIBOR
   Index                         Merrill Lynch      EUR   901      plus 0.15%                06/20/07                    15

MSCI Belgium
   Local Net Total Return                                       1 Month EUR LIBOR
   Index                         Merrill Lynch      EUR   578      plus 0.15%                09/19/07                     9
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swaps                                                        116
                                                                                                           ================

                                                     % OF           MARKET
                                                     NET            VALUE
INDUSTRY DIVERSIFICATION                            ASSETS            $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Auto and Transportation                                   7.1         277,200
Consumer Discretionary                                    8.3         325,637
Consumer Staples                                          7.6         297,514
Financial Services                                       24.0         943,057
Health Care                                               6.3         248,370
Integrated Oils                                           5.0         193,697
Materials and Processing                                 11.8         462,958
Miscellaneous                                             0.8          33,132
Other Energy                                              1.0          33,685
Producer Durables                                         7.4         287,368
Technology                                                2.9         105,309
Utilities                                                 9.3         385,117
Options Purchased                                          --           1,466
Warrants & Rights                                         0.2           7,350
Short-Term Investments                                    7.1         280,523
Other Securities                                         33.2       1,302,344
                                                 ------------    ------------

Total Investments                                       132.0       5,184,727
Other Assets and Liabilities, Net                       (32.0)     (1,256,567)
                                                 ------------    ------------

Net Assets                                              100.0       3,928,160
                                                 ============    ============
                                                     % OF           MARKET
                                                     NET            VALUE
GEOGRAPHIC DIVERSIFICATION                          ASSETS            $
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Africa                                                    0.2           6,390
Asia                                                      8.8         343,346
Europe                                                   43.2       1,696,288
Japan                                                    16.3         640,518
Latin America                                             2.9         116,526
Middle East                                               0.1           5,207
Netherlands Antilles                                      0.3          13,315
Other Regions                                             9.4         368,311
United Kingdom                                           17.6         692,482
Other Securities                                         33.2       1,302,344
                                                 ------------    ------------

Total Investments                                       132.0       5,184,727
Other Assets and Liabilities, Net                       (32.0)     (1,256,567)
                                                 ------------    ------------

Net Assets                                              100.0       3,928,160
                                                 ============    ============

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

 50  International Securities Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
-----------------------------------------------------------------
Australia                                                     4.3
Austria                                                       0.6
Belgium                                                       0.7
Bermuda                                                       0.7
Brazil                                                        0.7
Canada                                                        2.0
Cayman Island                                                 0.4
China                                                         0.4
Czech Republic                                                0.1
Denmark                                                       0.7
Egypt                                                         0.1
Finland                                                       1.2
France                                                       12.4
Germany                                                       8.3
Greece                                                        0.4
Hong Kong                                                     1.3
Hungary                                                        --*
India                                                         0.2
Indonesia                                                     0.1
Ireland                                                       0.5
Israel                                                        0.1
Italy                                                         3.6
Japan                                                        16.3
Luxembourg                                                    0.2
Mexico                                                        0.9
Netherlands                                                   3.0
Netherlands Antilles                                          0.3
New Zealand                                                   0.1
Norway                                                        0.3
Russia                                                        0.1
Singapore                                                     0.9
South Africa                                                  0.2
South Korea                                                   0.9
Spain                                                         2.0
Sweden                                                        1.4
Switzerland                                                   7.6
Taiwan                                                        0.4
Thailand                                                      0.1
Turkey                                                         --*
United Kingdom                                               17.6

-----------------------------------------------------------------
-----------------------------------------------------------------
                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
United States                                                 0.1
Preferred Stocks                                              0.3
Options Purchased                                              --*
Warrants & Rights                                             0.2
Short-Term Investments                                        7.1
Other Securities                                             33.2
                                                  ---------------
Total Investments                                           132.0
Other Assets and Liabilities, Net                           (32.0)
                                                  ---------------

                                                            100.0
                                                  ===============

Futures Contracts                                             0.2
Foreign Currency Exchange Contracts                           0.2
Options Written                                                --*
Index Swaps                                                    --*

* Less than .05% of net assets.

               A portion of the portfolio has been fair valued as of period end. See accompanying notes which are an integral part of the financial statements.

                                               International Securities Fund  51

RUSSELL INVESTMENT COMPANY
GLOBAL EQUITY FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from March 1, 2007 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
March 1, 2007                 $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,047.00      $     1,005.85
Expenses Paid During
Period*                       $         2.57      $         2.51

* Expenses are equal to the Fund's annualized expense ratio of 1.50% (representing the two month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since inception).

                                                 HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL          (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES
-------                       --------------    ---------------
Beginning Account Value
March 1, 2007                 $     1,000.00     $     1,000.00
Ending Account Value
April 30, 2007                $     1,046.00     $     1,004.60
Expenses Paid During
Period*                       $         3.85     $         3.77

* Expenses are equal to the Fund's annualized expense ratio of 2.28% (representing the two month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since inception).

                                                  HYPOTHETICAL
                                                  >PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
March 1, 2007                 $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,047.00      $     1,005.85
Expenses Paid During
Period*                       $         2.57      $         2.51

* Expenses are equal to the Fund's annualized expense ratio of 1.51% (representing the two month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since inception).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
March 1, 2007                 $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,048.00      $     1,006.27
Expenses Paid During
Period*                       $         2.14      $         2.10

* Expenses are equal to the Fund's annualized expense ratio of 1.25% (representing the two month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since inception).

 52  Global Equity Fund

RUSSELL INVESTMENT COMPANY
GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 91.3%
Australia - 0.3%
Centennial Coal Co., Ltd. (N)                         208,892             502
Commonwealth Bank of Australia                         12,544             547
Kagara Zinc, Ltd.                                     272,119           1,392
                                                                 ------------
                                                                        2,441
                                                                 ------------

Austria - 0.6%
Erste Bank der Oesterreichischen Sparkassen AG         64,600           5,181
                                                                 ------------

Belgium - 0.8%
Fortis                                                 11,500             515
Mobistar SA (AE)                                       35,600           3,075
UCB SA (N)                                             60,200           3,579
                                                                 ------------
                                                                        7,169
                                                                 ------------

Bermuda - 3.1%
Axis Capital Holdings, Ltd.                           115,200           4,274
Everest Re Group, Ltd.                                 29,922           3,011
GOME Electrical Appliances Holdings, Ltd.           1,404,000           2,165
Guoco Group, Ltd.                                      41,555             600
Marvell Technology Group, Ltd. (AE)(N)                228,300           3,682
Pacific Basin Shipping, Ltd.                        1,984,529           1,981
RenaissanceRe Holdings, Ltd. (N)                       29,300           1,587
Tyco International, Ltd. (N)                          333,039          10,867
                                                                 ------------
                                                                       28,167
                                                                 ------------

Brazil - 2.1%
Banco Itau Holding Financeira SA - ADR                 93,800           3,619
Cia Vale do Rio Doce - ADR                            252,700           8,640
Petroleo Brasileiro SA - ADR                           32,200           2,873
Submarino SA                                          101,600           3,627
                                                                 ------------
                                                                       18,759
                                                                 ------------

Canada - 2.4%
AUR Resources, Inc.                                    62,800           1,380
Breakwater Resources, Ltd. (AE)                       509,400             964
Canadian Imperial Bank of Commerce/Canada              37,700           3,319
Cott Corp. (AE)                                        27,600             446
Finning International, Inc.                            11,900             590
First Quantum Minerals, Ltd.                            9,400             649
Power Corp. of Canada                                 103,400           3,517
Quebecor World, Inc. (AE)                              57,200             775
Rogers Communications, Inc. Class B                    37,600           1,441
Sherritt International Corp.                           39,800             531
Sun Life Financial, Inc.                              109,700           5,199

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Teck Cominco, Ltd. Class B                             11,500             871
Yellow Pages Income Fund                              150,800           1,910
                                                                 ------------
                                                                       21,592
                                                                 ------------

Cayman Islands - 1.7%
ACE, Ltd.                                              94,100           5,595
Foxconn International Holdings, Ltd. (AE)             178,000             532
GlobalSantaFe Corp. (N)                                46,100           2,947
Hutchison Telecommunications International, Ltd.
   (AE)                                                38,000              78
Noble Corp. (N)                                        28,400           2,392
Tencent Holdings, Ltd.                                931,000           3,180
XL Capital, Ltd. Class A (N)                            8,400             655
                                                                 ------------
                                                                       15,379
                                                                 ------------

China - 0.2%
China Shenhua Energy Co., Ltd.                        864,500           2,144
                                                                 ------------

Denmark - 0.4%
Bavarian Nordic A/S (AE)                                7,500             756
Danske Bank A/S                                        66,400           3,098
                                                                 ------------
                                                                        3,854
                                                                 ------------

Egypt - 0.7%
Egyptian Co. for Mobile Services                       63,791           1,784
Orascom Telecom Holding SAE                           318,000           4,377
                                                                 ------------
                                                                        6,161
                                                                 ------------

Finland - 0.4%
Nokia OYJ                                             160,400           4,055
                                                                 ------------

France - 5.4%
Accor SA                                               30,400           2,856
Alcatel-Lucent - ADR                                  249,650           3,308
AXA SA (N)                                             69,200           3,163
BNP Paribas (N)                                         7,326             848
Carrefour SA (N)                                       22,988           1,762
Credit Agricole SA                                     17,000             713
IMS-International Metal Service                         9,487             392
Metaleurop SA (AE)                                     28,200             527
Pernod-Ricard SA (N)                                   13,850           2,942
Sanofi-Aventis (N)                                     28,501           2,617
Schneider Electric SA (N)                              51,600           7,269
Societe Generale (N)                                   32,700           6,921
SOITEC (AE)                                           126,700           2,964

                                                          Global Equity Fund  53

RUSSELL INVESTMENT COMPANY
GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Total SA (N)                                          112,242           8,287
Vivendi Universal SA (N)                              116,954           4,821
                                                                 ------------
                                                                       49,390
                                                                 ------------

Germany - 2.5%
Allianz SE                                             49,536          11,237
Deutsche Beteiligungs AG                               17,769             631
Deutsche Telekom AG (N)                               132,171           2,409
Metro AG                                               63,072           4,873
Salzgitter AG                                           7,323           1,213
Siemens AG                                             18,786           2,269
                                                                 ------------
                                                                       22,632
                                                                 ------------

Greece - 0.7%
Aluminium of Greece S.A.I.C.                           24,022             487
National Bank of Greece SA                            107,900           6,018
                                                                 ------------
                                                                        6,505
                                                                 ------------

Hong Kong - 0.3%
Cheung Kong Holdings, Ltd.                            115,157           1,489
Hang Lung Group, Ltd.                                 367,069           1,409
                                                                 ------------
                                                                        2,898
                                                                 ------------

Ireland - 0.6%
Anglo Irish Bank Corp. PLC                            200,000           4,498
C&C Group PLC                                          34,524             577
                                                                 ------------
                                                                        5,075
                                                                 ------------

Italy - 2.9%
Alleanza Assicurazioni SpA (N)                        219,613           3,082
Banco Popolare di Verona e Novara SCRL (N)             94,000           3,134
EEMS Italia SpA New (AE)                               68,323             581
Enel SpA                                              271,773           3,093
ENI SpA                                               103,209           3,425
Indesit Co. SpA                                        54,360           1,268
Intesa Sanpaolo SpA                                   403,900           3,251
Mediaset SpA                                          400,200           4,522
Telecom Italia SpA (N)                              1,518,799           3,712
                                                                 ------------
                                                                       26,068
                                                                 ------------

Japan - 8.7%
A&D Co., Ltd. (N)                                      25,000             475
Bosch Corp.                                            94,000             452
Daiwa House Industry Co., Ltd.                        101,000           1,585
Daiwa Securities Group, Inc.                          173,800           1,933
Eizo Nanao Corp.                                       16,800             574
FCC Co., Ltd.                                          24,100             484
Fuji Television Network, Inc.                           1,517           3,555
FUJIFILM Holdings Corp.                                24,100             988
Itochu Corp.                                          449,000           4,414
JFE Holdings, Inc.                                     27,100           1,472

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Joyo Bank, Ltd. (The)                                 326,000           1,999
Jupiter Telecommunications Co. (AE)                     2,500           2,074
Marubeni Corp.                                         84,000             502
MID Reit, Inc. Class A New (o)                            323           1,793
Mitsubishi Estate Co., Ltd.                           197,000           6,099
Mitsui & Co., Ltd.                                    282,000           5,028
New City Residence Investment Corp. Class A (o)           267           1,510
Nintendo Co., Ltd.                                      6,300           1,960
Nippon Commercial Investment Corp. New (o)                337           1,701
Nippon Electric Glass Co., Ltd.                        78,500           1,345
Nippon Residential Investment Corp. Class A (o)           271           1,730
Nipponkoa Insurance Co., Ltd.                         502,000           4,187
Nipro Corp.                                            52,000           1,001
Nissin Kogyo Co., Ltd.                                 20,900             555
Ricoh Co., Ltd.                                        21,000             461
Sawai Pharmaceutical Co., Ltd. (N)                     13,600             562
Seven & I Holdings Co., Ltd.                          168,800           4,864
Sumitomo Corp.                                        180,300           3,066
Sumitomo Forestry Co., Ltd.                           154,000           1,591
Sumitomo Metal Industries, Ltd.                       262,000           1,328
Sumitomo Trust & Banking Co., Ltd. (The)              466,000           4,550
Taiyo Yuden Co., Ltd. (N)                              73,000           1,603
Takata Corp. New (N)                                   23,100             844
Take And Give Needs Co., Ltd.                           1,935           1,313
Toho Pharmaceutical Co., Ltd.                          28,200             473
Tokyo Electric Power Co., Inc. (The)                   67,000           2,222
Toyota Motor Corp.                                     96,300           5,867
West Japan Railway Co.                                    600           2,715
Yamaha Motor Co., Ltd.                                 14,700             388
                                                                 ------------
                                                                       79,263
                                                                 ------------

Mexico - 1.9%
America Movil SAB de CV
   Series L                                           230,600          12,113
Grupo Financiero Banorte SAB de CV Class O          1,123,000           4,877
                                                                 ------------
                                                                       16,990
                                                                 ------------

Netherlands - 2.0%
Corporate Express (AE)                                251,890           3,385
Heineken NV                                            69,321           3,702
ING Groep NV (N)                                      122,544           5,563
Koninklijke Philips Electronics NV                     68,682           2,809

 54  Global Equity Fund

RUSSELL INVESTMENT COMPANY
GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Royal KPN NV                                          119,233           2,020
USG People NV                                          14,674             666
                                                                 ------------
                                                                       18,145
                                                                 ------------

Netherlands Antilles - 0.6%
Schlumberger, Ltd. (N)                                 71,900           5,308
                                                                 ------------

Norway - 0.8%
Statoil ASA (N)                                       110,700           3,109
Telenor ASA (N)                                       233,400           4,370
                                                                 ------------
                                                                        7,479
                                                                 ------------

Oman - 0.1%
Bank Muscat SAOG - GDR                                110,125           1,364
                                                                 ------------

Singapore - 0.2%
DBS Group Holdings, Ltd.                               96,000           1,331
MMI Holdings, Ltd.                                    608,000             639
                                                                 ------------
                                                                        1,970
                                                                 ------------

South Korea - 0.5%
Kookmin Bank - ADR                                     37,867           3,401
Samsung Electronics Co., Ltd.                           1,887           1,156
                                                                 ------------
                                                                        4,557
                                                                 ------------

Spain - 1.4%
Telefonica SA                                         564,173          12,584
                                                                 ------------
Sweden - 1.4%
JM AB                                                  38,000             651
Modern Times Group AB Class B                          74,600           4,357
Nordea Bank AB                                        172,521           2,982
Peab AB                                                21,000             667
Telefonaktiebolaget LM Ericsson
   Series B Class B (N)                             1,160,205           4,423
                                                                 ------------
                                                                       13,080
                                                                 ------------

Switzerland - 5.5%
Clariant AG                                           167,601           2,758
Credit Suisse Group                                    23,029           1,810
EMS-Chemie Holding AG (AE)                              4,191             558
Galenica AG                                             1,669             584
Nestle SA (N)                                          16,471           6,525
Novartis AG                                           119,546           6,959
Roche Holding AG                                       19,400           3,660
Swiss Life Holding (AE)                                16,600           4,270
Swiss Reinsurance                                      58,819           5,546
Swisscom AG (N)                                        11,509           4,052
Temenos Group AG (AE)                                  26,000             599
UBS AG                                                120,600           7,816
Zurich Financial Services AG                           15,909           4,606
                                                                 ------------
                                                                       49,743
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Taiwan - 0.3%
United Microelectronics Corp. - ADR (N)               702,653           2,305
                                                                 ------------

Thailand - 0.2%
Bangkok Bank PCL                                      476,300           1,537
                                                                 ------------

United Kingdom - 8.0%
Amdocs, Ltd. (AE)                                      82,200           3,021
AstraZeneca PLC                                        16,738             911
BP PLC - ADR                                           56,116           3,778
British Energy Group PLC (AE)                          78,315             807
Cadbury Schweppes PLC                                 431,242           5,689
Diageo PLC                                            292,805           6,175
GlaxoSmithKline PLC                                   216,276           6,258
HBOS PLC                                              198,806           4,267
Kingfisher PLC                                      1,143,962           6,182
Marston's PLC                                          67,012             573
Royal Bank of Scotland Group PLC                      242,317           9,273
Scottish & Southern Energy PLC                         79,962           2,389
UTI Worldwide, Inc.                                   108,100           2,537
Venture Production PLC (AE)                           113,031           1,547
Vodafone Group PLC                                    564,776           1,608
Vodafone Group PLC - ADR (N)                          197,743           5,681
WM Morrison Supermarkets PLC                          515,060           3,143
WPP Group PLC                                         412,648           6,110
Xstrata PLC                                            42,887           2,248
                                                                 ------------
                                                                       72,197
                                                                 ------------
United States - 34.6%
Advance Auto Parts, Inc.                               77,700           3,201
Aetna, Inc.                                           139,700           6,549
Alliance One International, Inc. (AE)                  78,400             769
Alon USA Energy, Inc.                                  26,700             999
Altria Group, Inc.                                     29,981           2,066
AMBAC Financial Group, Inc.                            68,110           6,253
American Exploration Co. (AE)(N)                      119,369           2,507
American International Group, Inc.                     13,000             909
American Tower Corp. Class A (AE)                     323,800          12,304
Anheuser-Busch Cos., Inc.                              45,000           2,214
Anixter International, Inc. (AE)                       13,600             974
Apache Corp.                                           58,994           4,277
AT&T, Inc.                                            192,600           7,458
Bank of America Corp.                                 106,900           5,441
Bear Stearns Cos., Inc. (The)                          14,600           2,273
BMC Software, Inc. (AE)                                16,800             544
Boston Scientific Corp. (AE)                          196,542           3,035

                                                          Global Equity Fund  55

RUSSELL INVESTMENT COMPANY
GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Cameron International Corp. (AE)                       68,700           4,436
Caterpillar, Inc. (N)                                  46,300           3,362
Celgene Corp. (AE)(N)                                  24,100           1,474
Cisco Systems, Inc. (AE)(N)                           157,533           4,212
Citigroup, Inc.                                         8,400             450
Cognizant Technology Solutions Corp. Class A
   (AE)(N)                                             10,500             939
ConAgra Foods, Inc.                                    22,000             541
ConocoPhillips                                          8,600             596
Constellation Energy Group, Inc.                        8,400             749
Cooper Cos., Inc. (The)                                32,500           1,661
Costco Wholesale Corp. (N)                             34,690           1,858
Danaher Corp.                                          42,700           3,040
Deere & Co.                                             7,300             799
DR Horton, Inc. (N)                                   290,200           6,437
EI Du Pont de Nemours & Co.                            30,942           1,521
Electronic Arts, Inc. (AE)(N)                          62,900           3,171
ENSCO International, Inc.                              20,900           1,178
Genentech, Inc. (AE)                                   78,800           6,303
General Electric Co.                                   93,186           3,435
General Motors Corp. (N)                               59,800           1,868
Gilead Sciences, Inc. (AE)(N)                          40,800           3,334
Goldman Sachs Group, Inc. (The) (N)                    57,000          12,461
Google, Inc. Class A (AE)(N)                           16,100           7,589
Grant Prideco, Inc. (AE)                               85,000           4,381
Health Net, Inc. (AE)                                  57,600           3,114
Healthspring, Inc. New (AE)                            62,700           1,475
Hewlett-Packard Co.                                   130,700           5,508
Hovnanian Enterprises, Inc. Class A (AE)(N)           121,700           2,920
Humana, Inc. (AE)                                      20,900           1,322
ImClone Systems, Inc. (AE)(N)                         153,630           6,436
InterActiveCorp (AE)(N)                                75,291           2,870
International Business Machines Corp.                  63,800           6,521
International Paper Co. (N)                            58,986           2,225
Jarden Corp. (AE)                                      24,500           1,032
Johnson & Johnson                                      10,500             674
Johnson Controls, Inc. (N)                             28,200           2,886
JPMorgan Chase & Co. (N)                              185,027           9,640
Juniper Networks, Inc. (AE)(N)                        280,000           6,261
Kohl's Corp. (AE)(N)                                    8,400             622
Kraft Foods, Inc. Class A                              20,747             694
Lam Research Corp. (AE)                                10,400             559
Lehman Brothers Holdings, Inc.                         25,600           1,927
LHC Group, Inc. (AE)(N)                                81,300           2,081
Liberty Media Holding Corp.
   Series A (AE)(N)                                    48,918           5,526
Lincare Holdings, Inc. (AE)                            48,100           1,897
Lockheed Martin Corp.                                  46,100           4,432
Massey Energy Co. (N)                                  49,620           1,336
MEMC Electronic Materials, Inc. (AE)                    8,300             456
Merck & Co., Inc.                                      19,000             977
Merrill Lynch & Co., Inc.                              10,500             947
Microsoft Corp.                                       187,832           5,624

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Molson Coors Brewing Co. Class B (N)                   63,441           5,981
Morgan Stanley                                         52,300           4,394
Noble Energy, Inc.                                     28,041           1,649
Nordstrom, Inc. (N)                                    13,600             747
OfficeMax, Inc. (N)                                    67,524           3,324
Omnicare, Inc. (N)                                     69,500           2,305
Oracle Corp. (AE)                                     324,686           6,104
Pfizer, Inc.                                           14,600             386
Principal Financial Group, Inc.                        86,800           5,511
Procter & Gamble Co.                                    6,200             399
Protective Life Corp. (N)                              67,782           3,179
Prudential Financial, Inc. (N)                         33,400           3,173
Red Hat, Inc. (AE)(N)                                  74,000           1,564
Safety Insurance Group, Inc. (N)                       10,500             421
Schering-Plough Corp. (N)                             149,400           4,740
Smith International, Inc. (N)                         117,400           6,156
Southwest Airlines Co. (N)                            195,300           2,803
Sprint Nextel Corp.                                   377,313           7,558
Stillwater Mining Co. (AE)(N)                         186,669           2,875
SYNNEX Corp. (AE)(N)                                   37,400             731
Target Corp.                                            8,400             499
Tempur-Pedic International, Inc. (N)                   54,670           1,420
Thermo Fisher Scientific, Inc. (AE)                    10,400             541
Tidewater, Inc. (N)                                     9,300             588
Torchmark Corp.                                        60,576           4,137
Travelers Cos., Inc. (The)                              7,300             395
UnitedHealth Group, Inc. (N)                           93,200           4,945
US BioEnergy Corp. New (AE)                            34,000             500
Valero Energy Corp.                                     8,400             590
Vertex Pharmaceuticals, Inc. (AE)(N)                   54,600           1,678
WellPoint, Inc. (AE)                                   36,600           2,890
WR Berkley Corp.                                       26,200             851
Wyeth                                                 103,021           5,718
Wyndham Worldwide Corp. (AE)(N)                        65,059           2,251
Wynn Resorts, Ltd. (N)                                 29,600           3,025
XM Satellite Radio Holdings, Inc. Class A (AE)        255,900           2,994
                                                                 ------------
                                                                      314,552
                                                                 ------------

TOTAL COMMON STOCKS
(cost $791,038)                                                       828,544
                                                                 ------------

 56  Global Equity Fund

RUSSELL INVESTMENT COMPANY
GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
Germany - 0.3%
Henkel KGaA (N)                                        18,314           2,884
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,564)                                                           2,884
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.2%
United States - 7.2%
Russell Investment Company
   Money Market Fund                               58,609,000          58,609
United States Treasury Bills (c)(z)(sec.)
   5.050% due 06/14/07                                  7,000           6,958
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $65,567)                                                         65,567
                                                                 ------------

OTHER SECURITIES - 22.1%
Russell Investment Company
   Money Market Fund (X)                           38,496,901          38,497
State Street Securities
   Lending Quality Trust (X)                      161,786,607         161,787
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $200,284)                                                       200,284
                                                                 ------------
TOTAL INVESTMENTS - 120.9%
(identified cost $1,059,453)                                        1,097,279

OTHER ASSETS AND LIABILITIES,
NET - (20.9%)                                                        (189,423)
                                                                 ------------

NET ASSETS - 100.0%                                                   907,856
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
EUR STOXX 50 Index (EMU)
   expiration date 06/07 (260)                             15,403                766

FTSE 100 Index (United Kingdom)
   expiration date 06/07 (60)                               7,760                203

Hang Seng Index (Hong Kong)
   expiration date 05/07 (5)                                  642                (10)

S&P 500 E-Mini
   expiration date 06/07 (230)                             17,117                741

S&P 500 Index
   expiration date 06/07 (47)                              17,489                323
TSE 60 Index (Canada)
   expiration date 06/07 (19)                               2,639                 26
SPI 200 Index (Australia)
   expiration date 06/07 (16)                               2,056                 47
TOPIX Index (Japan)
   expiration date 06/07 (50)                               7,113                (72)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      2,024
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                          Global Equity Fund  57

RUSSELL INVESTMENT COMPANY
GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              80      AUD           100    06/20/07                  3
USD              80      AUD           100    06/20/07                  3
USD              81      AUD           100    06/20/07                  3
USD             165      AUD           200    06/20/07                  2
USD             209      AUD           250    06/20/07                 (1)
USD             402      AUD           500    06/20/07                 14
USD             416      AUD           500    06/20/07                 --
USD             772      AUD         1,000    06/20/07                 60
USD             775      AUD         1,000    06/20/07                 57
USD           1,235      AUD         1,600    06/20/07                 95
USD           1,544      AUD         2,000    06/20/07                119
USD           3,927      AUD         5,000    06/20/07                230
USD              87      CAD           100    06/20/07                  4
USD              89      CAD           100    06/20/07                  2
USD             130      CAD           150    06/20/07                  6
USD             173      CAD           200    06/20/07                  8
USD             176      CAD           200    06/20/07                  5
USD             265      CAD           300    06/20/07                  7
USD             266      CAD           300    06/20/07                  5
USD             266      CAD           300    06/20/07                  5
USD             432      CAD           500    06/20/07                 21
USD             852      CAD         1,000    06/20/07                 53
USD           1,277      CAD         1,500    06/20/07                 80
USD           1,703      CAD         2,000    06/20/07                107
USD           1,703      CAD         2,000    06/20/07                107
USD           5,148      CAD         6,000    06/20/07                281
USD             842      EUR           618    05/02/07                  2
USD             401      EUR           300    06/20/07                  9
USD             544      EUR           400    06/20/07                  4
USD             668      EUR           500    06/20/07                 16
USD             668      EUR           500    06/20/07                 16
USD             672      EUR           500    06/20/07                 13
USD             679      EUR           500    06/20/07                  5
USD             680      EUR           500    06/20/07                  5
USD             680      EUR           500    06/20/07                  4
USD             684      EUR           500    06/20/07                 --
USD           1,077      EUR           800    06/20/07                 18
USD           1,641      EUR         1,200    06/20/07                  2
USD           3,600      EUR         2,700    06/20/07                 96
USD           5,265      EUR         4,000    06/20/07                210
USD           5,280      EUR         4,000    06/20/07                195
USD          10,531      EUR         8,000    06/20/07                419
USD          11,848      EUR         9,000    06/20/07                471
USD          33,230      EUR        25,000    06/20/07                988
USD             196      GBP           100    06/20/07                  4
USD             295      GBP           150    06/20/07                  5
USD             395      GBP           200    06/20/07                  5
USD             401      GBP           200    06/20/07                 (1)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             491      GBP           250    06/20/07                  9
USD             600      GBP           300    06/20/07                 --
USD             600      GBP           300    06/20/07                 --
USD             776      GBP           400    06/20/07                 23
USD             792      GBP           400    06/20/07                  8
USD             802      GBP           400    06/20/07                 (3)
USD           1,569      GBP           800    06/20/07                 31
USD           1,926      GBP         1,000    06/20/07                 73
USD           3,859      GBP         2,000    06/20/07                140
USD           5,782      GBP         3,000    06/20/07                216
USD           5,782      GBP         3,000    06/20/07                216
USD          16,687      GBP         8,500    06/20/07                308
USD             434      HKD         3,396    05/02/07                 --
USD             387      JPY        46,197    05/02/07                 --
USD             171      JPY        20,000    06/20/07                 (3)
USD             345      JPY        40,000    06/20/07                 (8)
USD             421      JPY        50,000    06/20/07                  1
USD             423      JPY        50,000    06/20/07                 (1)
USD             430      JPY        50,000    06/20/07                 (9)
USD             432      JPY        50,000    06/20/07                (10)
USD             847      JPY       100,000    06/20/07                 (4)
USD             849      JPY       100,000    06/20/07                 (6)
USD             868      JPY       100,000    06/20/07                (26)
USD           1,095      JPY       130,000    06/20/07                  1
USD           1,713      JPY       200,000    06/20/07                (27)
USD           2,608      JPY       300,000    06/20/07                (80)
USD           2,615      JPY       300,000    06/20/07                (87)
USD           5,226      JPY       600,000    06/20/07               (169)
USD           6,968      JPY       800,000    06/20/07               (225)
USD          17,986      JPY     2,100,000    06/20/07               (286)
AUD             693      USD           572    05/01/07                 (4)
AUD              50      USD            40    06/20/07                 (2)
AUD             300      USD           249    06/20/07                 --
AUD             500      USD           403    06/20/07                (12)
AUD           1,000      USD           805    06/20/07                (27)
AUD           2,300      USD         1,800    06/20/07               (113)
AUD           5,800      USD         4,527    06/20/07               (295)
CAD              21      USD            19    05/01/07                 --
CAD             500      USD           434    06/20/07                (18)
CAD             600      USD           529    06/20/07                (14)
CAD           1,200      USD         1,038    06/20/07                (48)
CAD           3,000      USD         2,566    06/20/07               (148)
CAD           6,600      USD         5,638    06/20/07               (334)
CHF             127      USD           105    05/02/07                 --
EUR              34      USD            47    05/02/07                 --
EUR             212      USD           289    05/02/07                 (1)
EUR             279      USD           380    05/02/07                 (1)
EUR             100      USD           133    06/20/07                 (3)

See accompanying notes which are an integral part of the financial statements.

 58  Global Equity Fund

RUSSELL INVESTMENT COMPANY
GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             200      USD           268    06/20/07                 (6)
EUR           1,200      USD         1,628    06/20/07                (15)
EUR           2,000      USD         2,672    06/20/07                (66)
EUR           5,000      USD         6,688    06/20/07               (156)
EUR          13,000      USD        17,191    06/20/07               (603)
EUR          25,200      USD        33,366    06/20/07             (1,127)
GBP             517      USD         1,034    05/01/07                  1
GBP             200      USD           389    06/20/07                (11)
GBP             700      USD         1,370    06/20/07                (29)
GBP             700      USD         1,390    06/20/07                (10)
GBP           1,700      USD         3,334    06/20/07                (65)
GBP           4,200      USD         8,213    06/20/07               (185)
GBP           9,400      USD        18,130    06/20/07               (665)
JPY          64,006      USD           539    05/01/07                  3
JPY          69,428      USD           584    05/01/07                  3
JPY         151,839      USD         1,278    05/01/07                  7
JPY         150,000      USD         1,281    06/20/07                 17
JPY         200,000      USD         1,692    06/20/07                  7
JPY         400,000      USD         3,425    06/20/07                 54
JPY       1,100,000      USD         9,486    06/20/07                215
JPY       2,200,000      USD        19,135    06/20/07                592
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 785
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                          Global Equity Fund  59

RUSSELL INVESTMENT COMPANY
GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       2.3             21,082
Consumer Discretionary                                       11.6            105,228
Consumer Staples                                              5.7             51,955
Financial Services                                           24.9            226,212
Health Care                                                  10.2             92,646
Integrated Oils                                               2.4             22,068
Materials and Processing                                      4.6             42,179
Miscellaneous                                                 2.0             17,719
Other Energy                                                  4.5             39,842
Producer Durables                                             6.9             62,611
Technology                                                    7.0             63,732
Utilities                                                     9.5             86,154
Short-Term Investments                                        7.2             65,567
Other Securities                                             22.1            200,284
                                                  ---------------    ---------------

Total Investments                                           120.9          1,097,279
Other Assets and Liabilities, Net                           (20.9)          (189,423)
                                                  ---------------    ---------------

Net Assets                                                  100.0            907,856
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Asia                                                          2.0             17,852
Europe                                                       25.8            233,844
Japan                                                         8.7             79,263
Latin America                                                 8.7             79,295
Middle East                                                   0.8              7,525
Netherlands Antilles                                          0.6              5,308
Other Regions                                                44.2            401,711
United Kingdom                                                8.0             72,197
Other Securities                                             22.1            200,284
                                                  ---------------    ---------------

Total Investments                                           120.9          1,097,279
Other Assets and Liabilities, Net                           (20.9)          (189,423)
                                                  ---------------    ---------------

Net Assets                                                  100.0            907,856
                                                  ===============    ===============

See accompanying notes which are an integral part of the financial statements.

 60  Global Equity Fund

RUSSELL INVESTMENT COMPANY
GLOBAL EQUITY FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Australia                                                 0.3
Austria                                                   0.6
Belgium                                                   0.8
Bermuda                                                   3.1
Brazil                                                    2.1
Canada                                                    2.4
Cayman Islands                                            1.7
China                                                     0.2
Denmark                                                   0.4
Egypt                                                     0.7
Finland                                                   0.4
France                                                    5.4
Germany                                                   2.5
Greece                                                    0.7
Hong Kong                                                 0.3
Ireland                                                   0.6
Italy                                                     2.9
Japan                                                     8.7
Mexico                                                    1.9
Netherlands                                               2.0
Netherlands Antilles                                      0.6
Norway                                                    0.8
Oman                                                      0.1
Singapore                                                 0.2
South Korea                                               0.5
Spain                                                     1.4
Sweden                                                    1.4
Switzerland                                               5.5
Taiwan                                                    0.3
Thailand                                                  0.2
United Kingdom                                            8.0
United States                                            34.6
Preferred Stocks                                          0.3
Short-Term Investments                                    7.2
Other Securities                                         22.1
                                              ---------------
Total Investments                                       120.9
Other Assets and Liabilities Net                        (20.9)
                                              ---------------

                                                        100.0
                                              ===============

Futures Contracts                                         0.1
Foreign Currency Exchange Contracts                       0.2

  See accompanying notes which are an integral part of the financial statements.

                                                          Global Equity Fund  61

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
March 1, 2007                 $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,005.20      $     1,006.58
Expenses Paid During
Period*                       $         1.78      $         1.78

* Expenses are equal to the Fund's annualized expense ratio of 1.06% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since inception).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,019.70      $     1,015.87
Expenses Paid During
Period*                       $         9.01      $         9.00

* Expenses are equal to the Fund's annualized expense ratio of 1.80% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,023.50      $     1,019.54
Expenses Paid During
Period*                       $         5.32      $         5.31

* Expenses are equal to the Fund's annualized expense ratio of 1.06% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,024.70      $     1,020.78
Expenses Paid During
Period*                       $         4.07      $         4.06

* Expenses are equal to the Fund's annualized expense ratio of 0.81% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 62  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 82.8%
Asset-Backed Securities - 6.2%
Accredited Mortgage Loan Trust
   Series 2004-2 Class A2
   5.620% due 07/25/34                                      283              283
ACE Securities Corp.
   Series 2003-OP1 Class M2 (E)
   6.820% due 12/25/33                                      605              608
   Series 2004-IN1 Class A1
   5.640% due 05/25/34                                      424              425
   Series 2005-SD3 Class A
   5.720% due 08/25/45                                    2,742            2,741
   Series 2006-ASP Class A2A (E)
   5.400% due 10/25/36                                      620              620
   Series 2006-HE2 Class A2A
   5.380% due 05/25/36                                    1,106            1,106
Aegis Asset Backed Securities Trust
   Series 2003-3 Class M2
   6.970% due 01/25/34                                    1,255            1,262
American Airlines, Inc.
   6.817% due 11/23/12                                      530              539
   6.977% due 05/23/21                                      208              207
American Express Credit Account Master Trust
   Series 2002-3 Class A
   5.430% due 12/15/09                                    5,500            5,500
   Series 2004-C Class C (p)
   5.820% due 02/15/12                                    3,171            3,178
   Series 2007-3 Class A
   5.320% due 10/15/12                                    3,550            3,550
Ameriquest Mortgage Securities, Inc.
   Series 2002-D Class M1 (E)
   7.557% due 02/25/33                                      655              656
   Series 2004-R8 Class A5
   5.690% due 09/25/34                                      906              907
   Series 2004-R10 Class A5
   5.710% due 11/25/34                                      154              154
   Series 2006-R1 Class A2C
   5.510% due 08/01/16                                      820              820
Argent Securities, Inc.
   Series 2005-W5 Class A2A (E)
   5.400% due 01/25/36                                      567              567
   Series 2006-M2 Class A2A
   5.370% due 09/25/36                                      392              392
Bank One Issuance Trust
   Series 2003-A3 Class A3
   5.430% due 12/15/10                                    3,800            3,804
   Series 2004-A4 Class A4 (E)
   5.360% due 02/16/10                                    3,500            3,500
Bayview Financial Acquisition Trust
   Series 2004-C Class A1
   5.740% due 05/28/44                                      721              722

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                    1,540            1,542
Bear Stearns Asset Backed Securities Trust
   Series 2004-BO1 Class 1A1 (E)
   5.520% due 09/25/34                                      326              326
   Series 2005-AQ1 Class 2A1
   5.540% due 03/25/35                                      559              559
   Series 2005-HE8 Class A1 (E)
   5.440% due 08/25/35                                      178              178
Bear Stearns Structured Products, Inc. (p)
   Series 2007-N2 Class 12C
   6.500% due 02/27/37                                   28,100            1,216
   Series 2007-N2 Class 13C
   6.500% due 07/27/36                                   33,800            1,339
   Series 2007-N2 Class 14C
   6.500% due 08/27/36                                   46,600            1,758
Burlington Northern Santa Fe Corp. Pass-Through
   Certificate
   4.967% due 04/01/23                                      245              236
Capital Auto Receivables Asset Trust (E)
   Series 2006-2 Class A3B
   5.380% due 05/15/11                                    3,375            3,375
   Series 2007-1 Class A3B
   5.330% due 11/15/11                                    4,200            4,203
Carrington Mortgage Loan Trust (E)
   Series 2005-NC4 Class A1
   5.470% due 09/25/35                                      268              268
Cendant Timeshare Receivables Funding LLC
   Series 2004-1A Class A1
   3.670% due 05/20/16                                      126              123
Centex Home Equity
   Series 2002-D Class AF4
   4.710% due 11/25/28                                      152              151
   Series 2005-D Class AF1
   1.000% due 10/25/35                                       27               27
   Series 2005-D Class AF4
   5.270% due 10/25/35                                    1,000              994
Chase Credit Card Master Trust
   Series 2003-6 Class A
   5.430% due 02/15/11                                    1,300            1,302
Chase Issuance Trust
   Series 2006-A3 Class A3
   5.310% due 07/15/11                                    1,100            1,100

                                                     Multistrategy Bond Fund  63

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                      900              908
   Series 2001-A1 Class A1
   5.530% due 02/07/10                                    4,025            4,031
   Series 2007-A1 Class A1 (E)
   5.340% due 03/22/12                                    4,350            4,349
Citifinancial Mortgage Securities, Inc.
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                       13               13
Citigroup Mortgage Loan Trust, Inc.
   Series 2006-NC1 Class A2A (E)
   5.390% due 08/25/36                                    1,171            1,171
   Series 2006-WFH Class A1
   5.360% due 08/25/36                                      706              706
   Series 2007-OPX Class A1A (E)
   5.400% due 01/25/37                                    2,427            2,428
Countrywide Alternative Loan Trust (A)
   Principal Only STRIP
   Zero coupon due 05/25/47                              63,675            3,273
Countrywide Asset-Backed Certificates
   Series 2004-13 Class AF3
   3.989% due 02/25/31                                      250              248
   Series 2004-AB2 Class M3 (E)
   5.920% due 05/25/36                                    1,165            1,163
   Series 2004-BC1 Class M1 (E)
   5.820% due 02/25/34                                      708              708
   Series 2005-4 Class AF3
   4.456% due 10/25/35                                    1,950            1,932
   Series 2005-7 Class AF3
   4.454% due 11/25/35                                      410              405
   Series 2005-11 Class AF1
   5.500% due 02/25/36                                      641              641
   Series 2005-16 Class 2AF1
   5.470% due 05/25/36                                    1,095            1,095
   Series 2005-17 Class 1AF1
   5.520% due 12/25/36                                      758              758
   Series 2005-AB3 Class 2A1 (E)
   5.470% due 02/25/36                                      419              419
   Series 2006-1 Class AF3
   5.348% due 07/25/36                                    1,760            1,754
   Series 2006-3 Class 2A2
   5.500% due 02/25/36                                    1,790            1,791
   Series 2006-11 Class 1AF3
   6.050% due 09/25/46                                    2,085            2,102
   Series 2006-11 Class 1AF4
   6.300% due 09/25/46                                    1,935            1,963
   Series 2006-13 Class 1AF3
   5.944% due 01/25/37                                    3,050            3,068
   Series 2006-13 Class 3AV1
   5.370% due 01/25/37                                    1,232            1,232

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2006-15 Class A1
   5.430% due 10/25/46                                      877              877
   Series 2006-15 Class A3
   5.689% due 10/25/46                                    1,350            1,350
   Series 2006-16 Class 2A1
   5.370% due 12/25/46                                      378              378
   Series 2006-19 Class 2A1
   5.380% due 03/25/37                                    1,096            1,096
   Series 2006-22 Class 2A1
   5.370% due 05/25/37                                      661              661
   Series 2006-23 Class 2A1
   5.370% due 11/25/37                                      631              631
   Series 2006-S3 Class A2
   6.085% due 06/25/21                                    2,100            2,119
   Series 2006-S6 Class A2
   5.519% due 03/25/34                                    4,895            4,889
   Series 2006-S7 Class A3
   5.712% due 04/25/35                                    5,515            5,513
   Series 2006-S9 Class A3
   5.728% due 08/25/36                                    1,330            1,322
   Series 2007-4 Class A2
   5.530% due 03/25/37                                    3,032            3,022
Countrywide Home Equity Loan Trust (E)
   Series 2006-H Class 2A1B
   5.470% due 11/15/36                                    5,015            5,005
   Series 2007-B Class A
   5.500% due 02/15/37                                   10,000           10,002
Credit-Based Asset Servicing and Securitization
   LLC
   Series 2004-CB7 Class AF5
   4.585% due 10/25/34                                      770              742
   Series 2005-CB4 Class AV1 (E)
   5.420% due 08/25/35                                      249              248
   Series 2005-CB5 Class AV1 (E)
   5.430% due 08/25/35                                      127              127
   Series 2005-CB7 Class AF1
   5.208% due 11/25/35                                       74               73
   Series 2006-CB5 Class A1 (E)
   5.380% due 06/25/36                                    1,210            1,210
   Series 2006-SL1 Class A2 (E)(p)
   5.556% due 09/25/36                                    2,020            2,019
   Series 2007-CB1 Class AF2
   5.721% due 01/25/37                                    1,460            1,463

 64  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2005-AGE Class A2
   4.640% due 02/25/32                                    1,000              988
Daimler Chrysler Auto Trust
   Series 2006-C Class A2
   5.250% due 05/08/09                                    1,200            1,200
Dunkin Securitization (E)
   Series 2006-1 Class A2
   5.779% due 06/20/31                                    1,525            1,552
Entergy Gulf States, Inc. (E)
   5.769% due 12/01/09                                      335              335
Fannie Mae Grantor Trust
   Series 2003-T4 Class 2A5
   4.907% due 09/26/33                                    1,471            1,463
First Franklin Mortgage Loan Asset Backed
   Certificates
   Series 2004-FF1 Class A2
   5.720% due 12/25/32                                      345              345
   Series 2005-FF7 Class A2 (E)
   5.420% due 07/25/35                                      288              288
   Series 2006-FF1 Class A2 (E)
   5.370% due 07/25/36                                    1,456            1,456
   Series 2006-FF1 Class A3
   5.370% due 11/25/36                                    1,233            1,233
   Series 2006-FF2 Class A2
   5.390% due 02/25/36                                    1,147            1,148
   Series 2007-FF1 Class A2A
   5.360% due 01/25/38                                    2,586            2,586
   Series 2007-FF2 Class A2A (E)
   5.363% due 03/25/37                                    2,893            2,891
Fremont Home Loan Trust
   Series 2006-3 Class 2A1 (E)
   5.390% due 02/25/37                                    1,261            1,260
   Series 2006-A Class 2A1
   5.370% due 05/25/36                                      438              438
   Series 2006-E Class 2A1 (E)
   5.380% due 01/25/37                                      624              624
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1 Class A
   5.370% due 06/15/10                                    1,500            1,500
   Series 2004-2 Class A
   5.360% due 09/15/10                                    1,950            1,950
GE Dealer Floorplan Master Note Trust
   Series 2004-2 Class A
   5.400% due 07/20/09                                    1,900            1,900
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    1,251            1,239

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Government National Mortgage Association
   Series 1998-23 Class ZA
   6.500% due 09/20/28                                    2,389            2,465
GS Mortgage Securities Corp. (p)
   Series 2007-NIM Class N1
   6.250% due 01/25/37                                    1,829            1,823
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.961% due 03/25/36                                    2,066            2,078
GSAA Trust
   Series 2006-2 Class 2A3
   5.590% due 12/25/35                                    2,675            2,680
GSAMP Trust
   Series 2003-HE2 Class M1
   5.970% due 08/25/33                                    1,395            1,398
   Series 2006-FM2 Class A2A
   5.390% due 09/25/36                                      727              727
   Series 2006-HE4 Class A2A (E)
   5.390% due 06/25/36                                    1,434            1,434
   Series 2006-S3 Class A1
   6.085% due 05/25/36                                    3,036            3,017
   Series 2007-FM1 Class A2A (E)
   5.390% due 12/25/36                                    3,964            3,963
   Series 2007-HE2 Class A2A (E)
   5.400% due 03/25/47                                    4,725            4,723
Heritage Property Investment Trust
   5.125% due 04/15/14                                    1,000              969
Home Equity Asset Trust
   Series 2005-2 Class 2A2
   5.520% due 07/25/35                                      384              384
HSI Asset Securitization Corp. Trust (E)
   Series 2006-HE2 Class 2A1
   5.370% due 12/25/36                                    1,149            1,149
Indymac Residential Asset Backed Trust
   Series 2006-H2 Class A (E)
   5.470% due 06/28/36                                    2,385            2,384
   Series 2007-A Class 2A1
   5.450% due 04/25/37                                    3,891            3,891
JP Morgan Mortgage Acquisition Corp. (E)
   Series 2006-WMC Class A2
   5.370% due 08/25/36                                      401              401
Lehman XS Trust
   Series 2005-1 Class 2A2 (E)
   4.660% due 07/25/35                                    1,107            1,123
   Series 2006-11 Class 1A1
   5.400% due 06/25/46                                    3,279            3,280

                                                     Multistrategy Bond Fund  65

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2006-16N Class A1A (E)
   5.400% due 11/25/46                                    1,874            1,874
   Series 2006-9 Class A1A
   5.390% due 05/25/46                                      398              398
   Series 2007-4N Class 3A2A (E)
   5.680% due 04/25/37                                    8,000            8,000
Long Beach Mortgage Loan Trust
   Series 2004-4 Class 1A1
   5.600% due 10/25/34                                      208              208
   Series 2006-9 Class 2A1
   5.380% due 10/25/36                                    5,035            5,035
Mastr Asset Backed Securities Trust
   Series 2003-WMC Class M2
   6.970% due 08/25/33                                      439              440
MBNA Credit Card Master Trust (E)
   Series 2002-A9 Class A9
   5.446% due 12/15/09                                    3,600            3,601
MBNA Credit Card Trust (E)
   Series 2002-A10 Class A10
   5.460% due 02/16/10                                    2,175            2,176
MBNA Master Credit Card Trust
   Series 2000-E Class A
   7.800% due 10/15/12                                      600              649
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-NCB Class A1A
   5.451% due 07/25/36                                       65               65
   Series 2006-AR1 Class A2C
   5.480% due 03/25/37                                    2,775            2,773
   Series 2006-RM3 Class A2A
   5.350% due 06/25/37                                      760              760
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                      143              137
   Series 2004-1 Class A
   6.005% due 08/15/37                                      187              191
   Series 2005-1 Class A
   5.745% due 01/15/40                                      182              178
   Series 2006-1 Class A (p)
   5.787% due 10/15/40                                      769              768
Morgan Stanley ABS Capital I
   Series 2003-NC8 Class M3
   7.420% due 09/25/33                                      377              379
   Series 2006-HE7 Class A2A
   5.370% due 09/25/36                                    4,973            4,971
   Series 2006-NC5 Class A2A
   5.360% due 10/25/36                                      421              421
Morgan Stanley IXIS Real Estate Capital Trust
   Series 2006-2 Class A1
   5.370% due 11/25/36                                      746              745
Morgan Stanley Mortgage Loan Trust
   Series 2006-12X Class A1
   5.440% due 10/25/36                                      892              892

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2006-12X Class A6A
   5.726% due 10/25/36                                    1,035            1,037
Mortgage Equity Conversion Asset Trust (E)
   Series 2007-FF2 Class A
   5.370% due 02/25/42                                    1,900            1,900
Nationstar Home Equity Loan Trust (E)
   Series 2006-B Class AV1
   5.380% due 09/25/36                                    1,618            1,618
Nelnet Student Loan Trust (E)
   Series 2006-3 Class A1
   5.338% due 09/25/12                                      695              695
New Century Home Equity Loan Trust
   Series 2004-4 Class M2
   5.850% due 02/25/35                                    1,720            1,717
Newcastle Mortgage Securities Trust (E)
   Series 2006-1 Class A1
   5.390% due 03/25/36                                      739              739
Northwest Airlines, Inc.
   7.041% due 04/01/22                                      440              440
NWA Trust (o)
   Series 1995-2 Class A
   9.250% due 06/21/14                                    1,396            1,466
Option One Mortgage Loan Trust
   Series 2003-2 Class M2 (E)
   7.020% due 04/25/33                                      440              443
   Series 2003-3 Class M3 (E)
   7.320% due 06/25/33                                      206              207
   Series 2003-4 Class M2 (E)
   6.970% due 07/25/33                                      215              217
   Series 2005-4 Class A3 (E)
   5.580% due 11/25/35                                    1,605            1,607
   Series 2006-1 Class 2A1
   5.390% due 01/25/36                                    2,607            2,607
   Series 2007-1 Class 2A1
   5.370% due 01/25/37                                    2,432            2,432
   Series 2007-5 Class 2A1 (E)
   5.440% due 05/25/37                                    4,200            4,200
Park Place Securities, Inc.
   Series 2004-MCW Class A1 (E)
   5.632% due 10/25/34                                    1,703            1,704
   Series 2004-WWF Class A1D
   5.780% due 02/25/35                                      420              420
   Series 2005-WCW Class M1
   5.770% due 09/25/35                                    1,705            1,704

 66  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    1,855            1,859
Power Contract Financing LLC (p)
   6.256% due 02/01/10                                      408              412
RAAC Series
   Series 2006-SP1 Class A1
   5.420% due 09/25/45                                      742              742
Renaissance Home Equity Loan Trust
   Series 2005-1 Class M1
   5.357% due 05/25/35                                      880              866
   Series 2005-2 Class AF4
   4.934% due 08/25/35                                      610              601
   Series 2005-4 Class A2
   5.399% due 02/25/36                                      575              573
   Series 2005-4 Class A3
   5.565% due 02/25/36                                      360              359
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                    1,445            1,437
   Series 2007-1 Class AF2
   5.512% due 04/25/37                                    5,245            5,226
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    1,640            1,650
   Series 2006-RZ3 Class A1 (E)
   5.390% due 08/25/36                                    1,972            1,972
   Series 2007-RZ1 Class A1 (E)
   5.390% due 02/25/37                                    3,948            3,949
Residential Asset Securities Corp.
   Series 2001-KS3 Class AII (E)
   5.780% due 09/25/31                                      232              232
   Series 2003-KS1 Class M2 (E)
   7.945% due 01/25/33                                      237              212
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                    3,395            3,336
   Series 2003-KS2 Class MI3
   6.100% due 04/25/33                                    2,015            1,983
   Series 2003-KS5 Class AI4
   3.230% due 12/25/30                                      102              100
   Series 2006-KS3 Class AI3
   5.490% due 04/25/36                                      875              875
   Series 2006-KS6 Class A1
   5.360% due 08/25/36                                      458              458
   Series 2006-KS9 Class AI1
   5.420% due 11/25/36                                    1,052            1,052
   Series 2007-KS3 Class AI1
   5.430% due 02/25/30                                    3,725            3,725
Residential Funding Mortgage Securities II, Inc.
   Series 2006-HSA Class AI2
   5.500% due 03/25/36                                    2,055            2,049

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Saxon Asset Securities Trust (E)
   Series 2006-3 Class A1
   5.380% due 11/25/36                                    1,174            1,173
SBI Heloc Trust (E)
   Series 2006-1A Class 1A2A
   5.490% due 08/25/36                                      581              581
Securitized Asset Backed Receivables LLC Trust
   Series 2006-WM1 Class A2A
   5.380% due 12/25/35                                      633              633
   Series 2006-WM4 Class A2A (E)
   5.400% due 11/25/36                                    2,202            2,201
   Series 2007-BR1 Class A2A (E)
   5.440% due 02/25/37                                    4,227            4,227
   Series 2007-HE1 Class A2A
   5.380% due 12/25/36                                    3,261            3,262
Sharps SP I, LLC
   7.000% due 01/25/34                                       38               27
SLM Student Loan Trust
   Series 2006-3 Class A2 (E)
   5.360% due 01/25/16                                      845              845
   Series 2006-9 Class A1 (E)
   5.330% due 10/25/12                                    8,350            8,349
   Series 2006-10 Class A1
   5.330% due 07/25/13                                    4,298            4,298
   Series 2007-1 Class A1
   5.330% due 04/25/12                                    4,994            4,998
   Series 2007-3 Class A1 (E)
   5.320% due 10/27/14                                    6,834            6,834
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                       57               58
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                    1,176            1,228
Soundview Home Equity Loan Trust
   Series 2006-EQ1 Class A1 (E)
   5.370% due 10/25/36                                      565              565
   Series 2006-EQ2 Class A1 (E)
   5.400% due 01/25/37                                    5,761            5,760
   Series 2006-WF1 Class A2
   5.645% due 10/25/36                                    3,105            3,097
   Series 2007-WMC Class 3A1 (E)
   5.430% due 02/25/37                                    3,975            3,974

                                                     Multistrategy Bond Fund  67

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Structured Asset Investment Loan Trust
   Series 2004-7 Class A1
   5.575% due 08/25/34                                      117              117
   Series 2005-3 Class M2 (E)
   5.760% due 04/25/35                                      675              673
Structured Asset Mortgage Investments, Inc. (E)
   Series 2006-AR7 Class A2A
   5.550% due 08/25/36                                    2,115            2,121
Structured Asset Securities Corp.
   Series 2001-SB1 Class A2
   3.375% due 08/25/31                                      453              409
   Series 2004-16X Class A2
   4.910% due 08/25/34                                      269              268
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    2,124            2,105
   Series 2005-4XS Class 1A2B
   4.670% due 03/25/35                                      723              716
   Series 2005-GEL Class A (E)
   5.670% due 12/25/34                                      616              616
   Series 2005-S2 Class A2
   5.520% due 06/25/35                                      459              459
   Series 2006-BC3 Class A2 (E)
   5.370% due 10/25/36                                    2,720            2,721
TXU Electric Delivery Transition Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                      300              299
VTB Capital SA (E)
   6.150% due 12/07/09                                    2,795            2,798
Washington Mutual Asset-Backed Certificates
   Series 2007-HE2 Class 2A1
   5.430% due 04/25/37                                    4,550            4,550
Washington Mutual Alternative Mortgage
   Pass-Through Certificates (E)
   Series 2006-AR6 Class 1A
   5.510% due 07/25/46                                    1,149            1,151
Wells Fargo Home Equity Trust (E)
   Series 2005-4 Class AI1
   5.440% due 12/25/35                                    2,162            2,161
   Series 2006-3 Class A1
   5.370% due 01/25/37                                      628              628
World Financial Properties (p)
   6.910% due 09/01/13                                      574              602
   6.950% due 09/01/13                                      169              178
                                                                  --------------
                                                                         359,592
                                                                  --------------

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------

Certificates of Deposit - 1.3%
Abbey National Treasury Services PLC
   5.270% due 07/02/08                                    3,400            3,399
Bank of Ireland
   5.400% due 01/15/10                                   11,200           11,197
BNP Paribas
   5.293% due 07/03/08                                   11,200           11,193
Calyon NY
   5.330% due 01/16/09                                    1,300            1,300
Calyon NY
   Series YCD
   5.340% due 01/16/09                                    2,100            2,100
Dexia Credit SA
   5.270% due 09/29/08                                   11,300           11,293
Fortis Bank
   5.300% due 09/30/08                                    4,800            4,799
Fortis Bank SA - NY
   Series YCD
   5.265% due 06/30/08                                    2,700            2,704
Nordea Bank Finland PLC
   5.307% due 04/09/09                                    6,200            6,197
Royal Bank of Canada
   5.420% due 06/30/08                                    4,600            4,602
Societe Generale
   5.271% due 06/30/08                                    6,900            6,897
Unicredito Italiano NY
   Series YCD
   5.350% due 05/06/08                                    6,300            6,300
   5.360% due 05/29/08                                    1,700            1,701
Unicredito Italiano SpA
   5.350% due 05/29/08                                    1,100            1,103
                                                                  --------------
                                                                          74,785
                                                                  --------------

Corporate Bonds and Notes - 14.4%
Abbott Laboratories
   5.600% due 05/15/11                                    1,750            1,785
   5.875% due 05/15/16                                      900              932
Ace Capital Trust II
   9.700% due 04/01/30                                    1,050            1,406
AIG SunAmerica Global Financing VI
   6.300% due 05/10/11                                    1,490            1,554
Alamosa Delaware, Inc.
   8.500% due 01/31/12                                      800              844
Alcoa, Inc.
   5.950% due 02/01/37                                    1,340            1,331
Alion Science and Technology Corp.
   10.250% due 02/01/15                                     975            1,026

 68  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Allied Waste North America, Inc.
   Series B
   7.125% due 05/15/16                                      500              513
Altria Group, Inc.
   7.750% due 01/15/27                                      200              239
American Casino & Entertainment Properties LLC
   7.850% due 02/01/12                                    1,040            1,089
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                      100              101
American Express Bank (E)
   Series BKNT
   5.330% due 10/16/08                                    3,000            2,999
American Express Centurion Bank (E)
   Series BKNT
   5.320% due 05/07/08                                      800              800
American Express Co.
   6.800% due 09/01/66                                    1,730            1,848
American Express Credit Corp.
   5.380% due 03/02/09                                    1,800            1,802
   5.380% due 11/09/09 (E)                                  900              900
American General Finance Corp.
   4.875% due 05/15/10                                    1,300            1,297
   Series MTNH
   4.625% due 09/01/10                                       45               44
   Series MTNI
   4.625% due 05/15/09                                      220              218
American Honda Finance Corp.
   5.410% due 02/09/10                                    1,600            1,599
American International Group, Inc.
   5.370% due 06/16/09 (E)(p)                               700              700
   4.700% due 10/01/10                                    1,730            1,712
   5.375% due 10/18/11                                    1,780            1,802
   5.050% due 10/01/15 (N)                                1,775            1,744
   6.250% due 03/15/87                                    4,050            4,031
Americo Life, Inc. (p)
   7.875% due 05/01/13                                      250              257
Ameriprise Financial, Inc.
   7.518% due 06/01/66                                    5,925            6,431
AmerisourceBergen Corp.
   Series WI
   5.625% due 09/15/12                                    2,920            2,918
AMFM, Inc.
   8.000% due 11/01/08                                      950              984
Amkor Technology, Inc.
   7.750% due 05/15/13                                    1,245            1,233
   9.250% due 06/01/16 (N)                                3,015            3,196
Anadarko Petroleum Corp.
   5.950% due 09/15/16                                    4,715            4,752
   6.450% due 09/15/36                                      460              461
ANZ Capital Trust
   4.484% due 12/31/49                                    1,400            1,370

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Apache Corp.
   5.250% due 04/15/13                                    1,570            1,572
Aramark Corp.
   8.500% due 02/01/15                                      850              889
   8.860% due 02/01/15 (E)                                  740              760
Arizona Public Service Co.
   5.800% due 06/30/14                                    3,965            4,004
   6.250% due 08/01/16                                      850              878
ArvinMeritor, Inc. (N)
   8.750% due 03/01/12                                    1,095            1,133
AT&T Corp.
   7.300% due 11/15/11                                    3,765            4,091
   8.000% due 11/15/31                                    4,215            5,281
AT&T Mobility LLC
   6.500% due 12/15/11                                    2,110            2,228
AT&T, Inc.
   5.450% due 05/15/08                                    3,300            3,302
   5.570% due 11/14/08 (E)                                3,400            3,410
   5.100% due 09/15/14                                      425              417
Avista Capital Trust III
   6.500% due 04/01/34                                    1,426            1,423
Avista Corp.
   9.750% due 06/01/08                                    1,045            1,086
BAC Capital Trust XI
   6.625% due 05/23/36                                      935            1,002
BAC Capital Trust XIV
   5.630% due 12/31/49                                    2,420            2,429
BAE Systems Holdings, Inc. (f)(p)
   6.400% due 12/15/11                                    4,260            4,458
Bank of America Corp.
   5.875% due 02/15/09                                       95               96
   5.375% due 06/19/09 (E)                                9,200            9,208
   5.420% due 03/15/17                                      480              478
Bank of America NA
   Series BKNT
   5.361% due 12/18/08 (E)                                1,900            1,900
   6.000% due 10/15/36                                      500              508
Bank of America North America
   Series BKNT
   5.360% due 02/27/09                                      400              399
Bank of New York Co., Inc. (The)
   5.125% due 11/01/11                                    2,085            2,087
Bear Stearns Cos., Inc. (The)
   5.450% due 08/21/09 (E)                                1,200            1,201

                                                     Multistrategy Bond Fund  69

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series MTNB
   5.660% due 01/30/09 (N)                                1,000            1,004
   5.454% due 03/30/09 (N)                                  900              901
BellSouth Corp.
   5.460% due 08/15/08 (E)                                1,300            1,301
   4.200% due 09/15/09                                    2,685            2,631
   4.240% due 04/26/21 (A)                                1,800            1,783
   6.550% due 06/15/34                                      260              271
Bellsouth Telecommunications, Inc.
   7.000% due 12/01/95                                    1,580            1,642
BNP Paribas Capital Trust (p)
   9.003% due 12/29/49                                    2,600            2,896
Boardwalk Pipelines, LP
   5.875% due 11/15/16                                    2,825            2,834
Boeing Capital Corp., Ltd.
   6.100% due 03/01/11                                      500              520
Boston Scientific Corp.
   6.400% due 06/15/16                                    4,720            4,710
Bowater, Inc. (N)
   9.000% due 08/01/09                                    2,280            2,397
Burlington Northern Santa Fe Corp.
   6.750% due 07/15/11                                      110              116
   5.650% due 05/01/17                                    1,050            1,055
   6.875% due 12/01/27                                      100              107
   6.750% due 03/15/29                                      110              117
California Steel Industries, Inc.
   6.125% due 03/15/14                                    1,530            1,459
Campbell Soup Co.
   5.875% due 10/01/08                                      130              131
Carolina Power & Light Co.
   6.500% due 07/15/12                                       60               64
Caterpillar Financial Services Corp. (N)
   5.420% due 05/18/09                                    1,600            1,601
Caterpillar, Inc.
   6.050% due 08/15/36                                    2,515            2,585
Catlin Insurance Co., Ltd. (f)(A)
   7.249% due 12/31/49                                    1,695            1,709
CCH I Holdings LLC (N)
   13.500% due 01/15/14                                   1,840            1,872
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                      470              475
CenterPoint Energy Resources Corp.
   6.250% due 02/01/37                                      170              171
   Series B
   7.875% due 04/01/13                                    2,105            2,351
Chubb Corp.
   6.375% due 03/29/67                                    2,000            2,024
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                      825              904
   8.750% due 03/01/31                                    2,850            3,729

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
CIT Group Holdings, Inc. (E)(N)
   5.510% due 01/30/09                                      800              799
CIT Group, Inc.
   5.515% due 12/19/08 (E)                                1,800            1,800
   5.480% due 08/17/09 (E)                                6,300            6,281
   6.875% due 11/01/09                                      220              228
   4.125% due 11/03/09                                      265              258
Citicorp
   Series MTNF
   6.375% due 11/15/08                                      265              270
Citigroup Funding, Inc.
   Zero coupon due 07/17/08                                 385              471
   5.343% due 12/08/08                                      400              399
   5.320% due 04/23/09                                    3,600            3,599
Citigroup Global Markets Holdings, Inc.
   Series MTNA
   5.461% due 03/17/09                                      300              300
Citigroup, Inc.
   5.406% due 12/26/08 (E)                                4,000            4,001
   5.400% due 01/30/09 (E)                                  500              500
   5.393% due 12/28/09 (E)                                1,600            1,599
   4.125% due 02/22/10                                      720              704
   6.500% due 01/18/11                                    2,615            2,739
   4.700% due 05/29/15                                      180              173
   6.125% due 08/25/36                                    3,655            3,769
Citizens Communications Co. (N)
   9.250% due 05/15/11                                      970            1,080
Clorox Co. (N)
   4.200% due 01/15/10                                      725              709
CNA Financial Corp.
   6.500% due 08/15/16                                      850              882
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                      360              362
Comcast Cable Communications Holdings, Inc.
   9.455% due 11/15/22                                    1,575            2,077
Comcast Cable Communications LLC
   6.875% due 06/15/09                                      525              543
   6.750% due 01/30/11                                      425              448
Comcast Cable Holdings LLC
   9.800% due 02/01/12                                    1,310            1,553
   7.875% due 08/01/13                                    3,545            3,977
Comcast Corp.
   5.660% due 07/14/09 (E)                                2,465            2,469
   5.900% due 03/15/16                                      670              683

 70  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   5.875% due 02/15/18                                      200              202
   6.500% due 11/15/35                                    1,740            1,771
   6.450% due 03/15/37 (N)                                1,500            1,517
Commonwealth Edison Co.
   6.950% due 07/15/18                                      300              302
   5.900% due 03/15/36 (N)                                  400              381
   Series 105
   5.400% due 12/15/11                                      625              617
ConAgra Foods, Inc.
   7.000% due 10/01/28                                      855              922
   8.250% due 09/15/30                                      275              337
Consolidated Natural Gas Co.
   6.850% due 04/15/11                                    2,005            2,118
   Series C
   6.250% due 11/01/11                                      155              161
Constellation Brands, Inc.
   Series B
   8.125% due 01/15/12                                    1,450            1,504
Consumers Energy Co.
   Series F
   4.000% due 05/15/10                                      775              747
   Series H
   4.800% due 02/17/09                                      325              322
Continental Airlines, Inc.
   Series 01-1
   6.503% due 06/15/11                                      550              566
   Series A
   5.983% due 04/19/22                                    1,545            1,551
Cooper Industries, Inc.
   Series WI
   5.250% due 11/15/12                                      500              500
Corrections Corp. of America
   7.500% due 05/01/11                                    1,545            1,603
Costco Wholesale Corp.
   5.500% due 03/15/17                                    4,025            4,045
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                      680              665
COX Communications, Inc.
   4.625% due 01/15/10                                    3,595            3,545
   5.875% due 12/01/16 (p)                                  725              731
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2005-CN2 Class A1S
   5.540% due 11/15/19                                      721              721
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/10                                      335              334
   6.500% due 01/15/12                                      260              275
   5.500% due 08/15/13 (N)                                  325              330
Credit Suisse USA, Inc. (N)
   5.250% due 03/02/11                                    1,030            1,037
CSC Holdings, Inc.
   Series WI
   6.750% due 04/15/12                                      500              499

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
CVS Caremark Corp.
   5.750% due 08/15/11                                      905              922
CVS Lease Pass Through (p)
   6.036% due 12/10/28                                    1,902            1,907
DaimlerChrysler NA Holding Corp.
   5.690% due 03/13/09 (E)                                1,700            1,703
   5.770% due 03/13/09                                    2,900            2,909
   5.810% due 08/03/09                                    4,740            4,764
   6.500% due 11/15/13                                    1,725            1,816
   8.500% due 01/18/31 (N)                                  620              781
DCP Midstream, LP
   6.875% due 02/01/11                                       90               95
Delhaize America, Inc.
   9.000% due 04/15/31                                      435              530
Detroit Edison Co. (The)
   6.125% due 10/01/10                                    1,010            1,041
   6.350% due 10/15/32                                      350              371
Developers Diversified Realty Corp.
   5.000% due 05/03/10 (N)                                  400              397
   4.625% due 08/01/10                                      776              762
   5.250% due 04/15/11                                       50               50
   5.375% due 10/15/12                                    2,470            2,470
Dex Media East Finance Co.
   12.125% due 11/15/12                                     220              240
Dominion Resources, Inc.
   Series 06-B
   6.300% due 09/30/66                                    2,580            2,638
   Series A
   5.687% due 05/15/08                                    1,675            1,679
   5.200% due 01/15/16                                    2,175            2,120
   Series B
   6.250% due 06/30/12 (N)                                  460              483
Dow Chemical Co. (The)
   6.000% due 10/01/12                                      680              701
DPL, Inc.
   6.875% due 09/01/11                                    1,555            1,647
E*Trade Financial Corp.
   8.000% due 06/15/11                                    3,210            3,375
Echostar DBS Corp.
   6.375% due 10/01/11                                    1,395            1,409
   6.625% due 10/01/14                                      280              284
Eli Lilly & Co.
   6.770% due 01/01/36                                    2,065            2,350
Embarq Corp.
   7.995% due 06/01/36                                      200              212
Energy Partners, Ltd. (A)
   9.750% due 04/15/14                                    1,195            1,216

                                                     Multistrategy Bond Fund  71

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Energy Transfer Partners, LP
   5.950% due 02/01/15                                    2,175            2,212
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                      235              230
   6.100% due 12/08/08                                      570              571
Enterprise Products Operating, LP
   4.950% due 06/01/10                                      825              819
   8.375% due 08/01/66                                    4,885            5,409
   Series B
   4.625% due 10/15/09                                    2,080            2,054
   5.750% due 03/01/35 (N)                                  675              631
Erac USA Finance Co.
   7.350% due 06/15/08 (p)                                3,120            3,171
   5.300% due 11/15/08                                      350              349
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                    2,760            2,849
Farmers Insurance Exchange (p)
   6.000% due 08/01/14                                      570              566
   8.625% due 05/01/24                                    1,830            2,185
Federated Retail Holdings, Inc.
   5.350% due 03/15/12                                    1,555            1,554
   6.375% due 03/15/37                                    2,500            2,469
FedEx Corp.
   5.500% due 08/15/09                                      620              625
   7.600% due 07/01/97                                      585              686
First Union Institutional Capital II
   7.850% due 01/01/27                                    1,680            1,748
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    3,450            3,618
   Series C
   7.375% due 11/15/31                                    2,730            3,134
Ford Motor Co.
   7.450% due 07/16/31                                    2,685            2,125
   7.700% due 05/15/97 (N)                                  585              440
Ford Motor Credit Co.
   9.875% due 08/10/11                                    9,925           10,569
   7.250% due 10/25/11                                      600              588
   8.110% due 01/13/12 (E)                                2,075            2,047
   8.000% due 12/15/16                                    1,525            1,491
   Series WI
   9.750% due 09/15/10                                    2,710            2,868
FPL Group Capital, Inc. (N)
   5.625% due 09/01/11                                    1,880            1,914
Freeport-McMoRan Copper & Gold, Inc.
   8.375% due 04/01/17                                    4,700            5,141
Freescale Semiconductor, Inc. (N)(p)
   10.125% due 12/15/16                                   1,895            1,914
General Electric Capital Corp.
   5.400% due 01/05/09 (E)                                  800              800
   3.250% due 06/15/09                                      600              579

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   5.430% due 01/20/10                                    5,200            5,208
   5.500% due 04/28/11                                    1,295            1,314
   5.560% due 01/08/16                                    1,100            1,101
   Series GMTN (E)
   5.370% due 03/12/10                                    1,900            1,900
   Series MTN (E)
   5.390% due 10/26/09                                    2,400            2,400
   Series MTNA
   5.460% due 07/28/08                                    2,000            2,003
   4.250% due 12/01/10 (N)                                  180              176
   5.875% due 02/15/12                                      320              330
   5.450% due 01/15/13                                    3,490            3,535
   4.750% due 09/15/14 (N)                                   80               78
General Mills, Inc.
   5.490% due 01/22/10                                    1,100            1,100
General Motors Corp. (N)
   8.375% due 07/15/33                                    3,520            3,181
Georgia-Pacific Corp.
   8.125% due 05/15/11                                    1,000            1,055
   9.500% due 12/01/11                                    1,195            1,320
   8.875% due 05/15/31 (N)                                2,127            2,265
Glencore Nickel, Ltd. (ffl)
   9.000% due 12/01/14                                      305               --
GMAC LLC
   6.875% due 09/15/11                                    9,886            9,919
   6.000% due 12/15/11                                      200              195
   8.000% due 11/01/31                                    6,115            6,563
Goldman Sachs Group, Inc.
   4.750% due 07/15/13                                    1,275            1,235
Goldman Sachs Group, Inc. (The)
   5.406% due 12/23/08                                      800              800
   5.400% due 03/30/09 (E)                                2,800            2,800
   5.456% due 06/23/09 (E)                                4,000            4,003
   5.440% due 11/16/09 (E)                                  600              600
   6.875% due 01/15/11                                    4,275            4,524
   5.350% due 01/15/16                                    4,250            4,195
   5.625% due 01/15/17                                    1,100            1,095
   6.345% due 02/15/34 (N)                                1,470            1,486
   Series MTNB
   5.455% due 12/22/08                                    1,800            1,802
   5.690% due 07/23/09                                    1,500            1,508
Goldman Sachs Group, LP
   4.500% due 06/15/10                                    1,040            1,024
GSAMP Trust (E)
   Series 2006-HE8 Class A2A
   5.390% due 01/25/37                                    1,714            1,714

 72  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Harrah's Operating Co., Inc.
   5.500% due 07/01/10                                      525              516
   6.500% due 06/01/16                                    2,660            2,374
Hawaiian Telcom Communications, Inc. (N)
   Series B
   12.500% due 05/01/15                                     600              675
HCA, Inc.
   9.125% due 11/15/14 (p)                                  885              956
   6.500% due 02/15/16 (N)                                1,355            1,181
Health Care Property Investors, Inc. (N)
   5.950% due 09/15/11                                    1,750            1,782
Healthsouth Corp. (p)
   10.750% due 06/15/16                                   2,880            3,139
Hertz Corp.
   8.875% due 01/01/14                                    1,885            2,031
Hewlett-Packard Co. (E)
   5.485% due 05/22/09                                      580              580
Historic TW, Inc.
   8.050% due 01/15/16                                    1,690            1,934
   6.625% due 05/15/29                                       75               76
HJ Heinz Co.
   6.428% due 12/01/08                                      200              203
HJ Heinz Finance Co. (N)
   6.000% due 03/15/12                                      240              246
Home Depot, Inc.
   5.490% due 12/16/09 (E)                                  360              360
   5.875% due 12/16/36                                    1,435            1,391
Hospira, Inc.
   5.830% due 03/30/10                                    1,580            1,585
Hospitality Properties Trust (A)
   5.625% due 03/15/17                                    5,775            5,694
HRPT Properties Trust
   5.750% due 02/15/14                                    1,860            1,873
HSBC Bank USA NA
   Series BKNT
   5.493% due 06/10/09                                      500              501
HSBC Finance Corp.
   5.490% due 09/15/08 (E)                                4,500            4,508
   4.125% due 12/15/08                                      175              172
   5.875% due 02/01/09                                      660              668
   5.420% due 10/21/09 (E)                                1,500            1,499
   4.125% due 11/16/09                                    1,270            1,241
   5.610% due 05/10/10                                    1,300            1,305
   8.000% due 07/15/10                                      165              179
   6.750% due 05/15/11                                      900              949
   6.375% due 10/15/11                                      465              485
   6.375% due 11/27/12                                    1,770            1,859
   5.000% due 06/30/15                                    1,330            1,287
HSBC Financial Capital Trust IX
   5.911% due 11/30/35                                      600              602
ICI Wilmington, Inc.
   4.375% due 12/01/08                                      210              207

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Idearc, Inc. (p)
   8.000% due 11/15/16                                      500              521
Innophos Investments Holdings, Inc.
   13.380% due 02/15/15                                     654              674
International Business Machines Corp.
   7.125% due 12/01/96                                    2,160            2,477
International Lease Finance Corp.
   3.500% due 04/01/09                                      550              534
   5.750% due 06/15/11                                      890              913
   5.625% due 09/20/13 (N)                                2,710            2,760
International Steel Group, Inc. (N)
   6.500% due 04/15/14                                    2,465            2,577
Interpublic Group of Cos., Inc.
   6.250% due 11/15/14                                      380              357
iStar Financial, Inc. (N)
   Series B
   5.125% due 04/01/11                                    1,100            1,091
ITT Corp.
   7.400% due 11/15/25                                      345              397
JC Penney Co., Inc. (N)
   7.375% due 08/15/08                                    1,470            1,500
JC Penney Corp., Inc.
   8.125% due 04/01/27 (N)                                  710              730
   6.375% due 10/15/36                                    1,085            1,081
Jersey Central Power & Light Co.
   5.625% due 05/01/16                                      975              982
John Deere Capital Corp.
   5.410% due 07/15/08                                      800              800
John Hancock Financial Services, Inc.
   5.625% due 12/01/08                                      120              121
John Hancock Global Funding II
   7.900% due 07/02/10                                      440              476
JP Morgan Chase Bank
   Series EMTN
   6.000% due 05/22/45                             BRL   10,586            8,563
JP Morgan Chase Capital XVIII
   Series R
   6.950% due 08/01/66                                    2,530            2,708
JP Morgan Chase Capital XX
   Series T
   6.550% due 09/29/36                                      200              204
JPMorgan Chase & Co.
   6.000% due 02/15/09                                      170              172
   7.000% due 11/15/09                                      415              433

                                                     Multistrategy Bond Fund  73

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   6.750% due 02/01/11                                      175              184
   5.600% due 06/01/11                                      675              688
   Series 1
   5.370% due 06/26/09                                      700              701
JPMorgan Chase Bank NA
   Series BKNT
   5.875% due 06/13/16                                    1,905            1,971
JPMorgan Chase Capital XXII
   Series V
   6.450% due 02/02/37                                    6,500            6,576
KAR Holdings, Inc. (A)
   10.000% due 05/01/15                                   1,525            1,580
KBC Bank Funding Trust III (f)(p)
   9.860% due 11/29/49                                      760              840
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    3,915            4,111
Kerr-McGee Corp.
   6.950% due 07/01/24                                    2,005            2,138
KeySpan Corp.
   7.625% due 11/15/10                                      525              565
Kinder Morgan Finance Co. ULC
   Series WI
   5.350% due 01/05/11                                    1,485            1,474
   5.700% due 01/05/16                                    1,285            1,231
Kraft Foods, Inc.
   4.125% due 11/12/09                                    1,072            1,045
   5.625% due 11/01/11                                    4,675            4,735
   6.500% due 11/01/31                                      390              401
Kroger Co. (The)
   7.250% due 06/01/09                                      270              280
   8.000% due 09/15/29                                      165              184
   7.500% due 04/01/31 (N)                                   55               60
LaBranche & Co., Inc.
   9.500% due 05/15/09                                    2,750            2,881
   11.000% due 05/15/12                                   1,775            1,935
Lear Corp.
   Series B
   8.750% due 12/01/16                                      805              784
Lehman Brothers Holdings, Inc.
   5.450% due 10/22/08                                    1,800            1,802
   5.370% due 11/24/08                                    1,400            1,400
   5.450% due 04/03/09 (E)                                5,500            5,502
   5.460% due 08/21/09 (E)                                  800              800
   5.580% due 07/18/11 (E)                                  600              601
   5.250% due 02/06/12                                    1,790            1,796
   5.500% due 04/04/16                                      960              961
   Series MTN (E)
   5.460% due 11/16/09                                      600              600
Level 3 Communications, Inc.
   6.000% due 09/15/09                                    1,230            1,216
Level 3 Financing, Inc.
   12.250% due 03/15/13                                     595              695
   9.250% due 11/01/14 (A)                                1,000            1,039

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Liberty Mutual Group, Inc. (p)
   7.000% due 03/15/37 (N)                                2,450            2,462
   7.800% due 03/07/87                                    8,430            8,474
Lubrizol Corp.
   4.625% due 10/01/09                                    1,701            1,677
MacDermid, Inc. (p)
   9.500% due 04/15/17                                    1,840            1,909
Mandalay Resort Group
   9.500% due 08/01/08                                      465              485
   6.500% due 07/31/09 (N)                                  500              507
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                      411              408
Marsh & McLennan Cos., Inc. (N)
   5.150% due 09/15/10                                    2,715            2,690
Max USA Holdings, Ltd.
   7.200% due 04/14/17                                    1,915            1,924
May Department Stores Co. (The) (N)
   6.700% due 07/15/34                                    1,245            1,248
MBNA Corp. (E)
   Series MTNF
   5.790% due 05/05/08                                      780              783
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                    3,057            3,308
Merrill Lynch & Co., Inc.
   5.461% due 06/16/08                                    6,800            6,806
   5.428% due 12/04/09                                    1,000            1,000
   5.560% due 07/25/11 (E)                                1,100            1,102
   6.220% due 09/15/26 (N)                                  980              998
   Series MTN (E)
   5.450% due 08/14/09                                      700              700
   Series MTNC
   4.250% due 02/08/10                                    4,900            4,784
MetLife, Inc.
   5.000% due 06/15/15                                    1,045            1,019
   6.400% due 12/15/36                                    3,600            3,593
Midamerican Energy Holdings Co.
   Series WI
   6.125% due 04/01/36                                    4,575            4,650
Midamerican Funding LLC
   6.750% due 03/01/11                                    1,820            1,925
Miller Brewing Co. (p)
   4.250% due 08/15/08                                      585              577
   5.500% due 08/15/13                                    1,305            1,310
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                      400              424
Monumental Global Funding II (p)
   4.625% due 03/15/10                                      475              469

 74  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Morgan Stanley
   5.375% due 10/15/15                                    1,300            1,284
   Series GMTN
   5.470% due 02/09/09                                    3,100            3,104
   Series MTn
   5.450% due 01/15/10                                    2,300            2,299
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                      650              673
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                    2,150            2,185
   5.450% due 04/10/17                                    1,180            1,183
Nationwide Financial Services
   6.250% due 11/15/11                                      395              411
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                      867            1,036
NCO Group, Inc. (p)
   10.230% due 11/15/13                                   1,390            1,390
Neiman-Marcus Group, Inc. (N)
   Series WI
   10.375% due 10/15/15                                     295              332
Nelnet, Inc.
   7.400% due 09/29/36                                      600              621
Nevada Power Co.
   Series L
   5.875% due 01/15/15                                      550              554
News America Holdings, Inc.
   7.750% due 12/01/45 (N)                                  535              609
   7.900% due 12/01/95                                      595              685
   8.250% due 10/17/96                                      195              234
Nextel Communications, Inc.
   Series E
   6.875% due 10/31/13                                    2,265            2,328
Nisource Finance Corp.
   5.930% due 11/23/09 (E)                                  370              370
   7.875% due 11/15/10                                    1,510            1,638
Norfolk Southern Corp.
   7.050% due 05/01/37                                      530              583
   6.000% due 03/15/49                                      950              847
   7.900% due 05/15/97                                    4,755            5,579
North Front Pass-Through Trust (p)
   5.810% due 12/15/24                                    4,535            4,488
Ohio Power Co.
   Series F
   5.500% due 02/15/13 (N)                                   55               55
   Series K
   6.000% due 06/01/16                                      560              580
ONEOK Partners, LP
   6.650% due 10/01/36                                    2,175            2,263
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                      155              151
   4.200% due 03/01/11                                    1,815            1,761
   6.050% due 03/01/34 (N)                                  470              480
   5.800% due 03/01/37                                    5,425            5,346

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
PartnerRe Finance II
   6.440% due 12/01/66                                      150              151
Peabody Energy Corp. (N)
   7.875% due 11/01/26                                      500              536
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                    1,600            1,789
   5.750% due 12/15/15                                      800              812
   Series WI
   6.625% due 06/15/35 (N)                                  855              906
Pepco Holdings, Inc.
   5.994% due 06/01/10                                    3,315            3,316
Phoenix Life Insurance Co. (p)
   7.150% due 12/15/34                                    1,450            1,545
Pilgrim's Pride Corp.
   9.625% due 09/15/11                                      180              188
   7.625% due 05/01/15                                    1,000            1,013
Plains All American Pipeline, LP/ PAA Finance
   Corp.
   Series WI
   6.700% due 05/15/36                                    1,265            1,313
Platinum Underwriters Finance, Inc.
   Series B
   7.500% due 06/01/17                                      520              551
Popular North America Capital Trust I
   6.564% due 09/15/34                                      647              623
Popular North America, Inc.
   Series MTNE
   3.875% due 10/01/08                                    1,600            1,567
Procter & Gamble Co.
   5.550% due 03/05/37                                      310              306
Progress Energy, Inc.
   7.100% due 03/01/11                                      469              501
   5.625% due 01/15/16                                      510              515
   7.750% due 03/01/31                                      135              163
   7.000% due 10/30/31                                      760              850
Qwest Corp.
   7.875% due 09/01/11                                    4,170            4,441
   7.625% due 06/15/15                                    1,000            1,069
Rabobank Capital Funding II (f)(p)
   5.260% due 12/31/49                                    3,095            3,015
RBS Capital Trust III (f)
   5.512% due 09/29/49                                    2,190            2,158
Realogy Corp. (N)(A)(p)
   12.375% due 04/15/15                                   3,300            3,300

                                                     Multistrategy Bond Fund  75

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Reckson Operating Partnership, LP
   7.750% due 03/15/09                                      175              182
   5.150% due 01/15/11                                      457              451
Reinsurance Group of America, Inc.
   6.750% due 12/15/65                                      325              326
Reliant Energy, Inc.
   6.750% due 12/15/14                                    2,450            2,566
Rental Services Corp.
   9.500% due 12/01/14                                    1,840            1,955
Residential Capital LLC
   5.850% due 06/09/08 (N)                                3,380            3,356
   6.125% due 11/21/08                                    1,775            1,774
   7.190% due 04/17/09                                    3,025            3,011
   6.375% due 06/30/10                                    4,302            4,314
   6.000% due 02/22/11                                    4,190            4,142
   5.125% due 05/17/12                                    1,865            2,470
   6.500% due 04/17/13                                    6,430            6,427
   Series WI
   6.875% due 06/30/15 (N)                                4,645            4,704
RH Donnelley, Inc.
   10.875% due 12/15/12                                   1,690            1,829
Safeco Capital Trust I
   8.072% due 07/15/37                                    1,150            1,199
Safeway, Inc.
   5.800% due 08/15/12                                       60               61
   7.250% due 02/01/31 (N)                                  155              165
Sara Lee Corp. (N)
   6.125% due 11/01/32                                      640              595
SB Treasury Co. LLC (A)
   9.400% due 12/29/49                                    2,028            2,117
SBC Communications, Inc. (N)
   6.150% due 09/15/34                                    1,245            1,251
Sempra Energy
   5.830% due 05/21/08                                    2,321            2,321
Simon Property Group, LP
   5.600% due 09/01/11                                    1,000            1,016
Skandinaviska Enskilda
   Banken AB NY
   Series YCD
   5.350% due 02/13/09                                    1,700            1,700
SLM Corp.
   4.000% due 01/15/10 (N)                                  710              677
   Series MTNA
   5.570% due 07/25/08                                    6,200            6,168
   4.000% due 01/15/09 (N)                                  500              486
   5.500% due 07/27/09                                      600              590
   4.500% due 07/26/10                                    1,400            1,335
Societe Generale
   5.269% due 06/30/08                                    1,800            1,800
Southern California Edison Co.
   5.460% due 02/02/09                                      600              601
   7.625% due 01/15/10 (N)                                  600              638

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Sprint Capital Corp.
   7.625% due 01/30/11                                    4,465            4,791
   6.875% due 11/15/28                                      400              397
   8.750% due 03/15/32                                    2,750            3,245
State Street Bank & Trust Co.
   Series BKNT
   5.300% due 01/15/16                                      200              199
Steel Dynamics, Inc. (p)
   6.750% due 04/01/15                                    2,075            2,080
Stingray Pass-Through Trust (p)
   5.902% due 01/12/15                                    3,100            3,044
Structured Asset Mortgage
   Investments II
   Series 2006-AR5 Class 1A2
   5.580% due 05/25/36                                    1,008            1,011
Suncom Wireless, Inc.
   8.500% due 06/01/13                                    2,735            2,855
Sungard Data Systems, Inc.
   10.250% due 08/15/15                                   1,966            2,163
Swiss Re Capital I, LP (f)(N)(p)
   6.854% due 05/29/49                                    2,250            2,349
Symetra Financial Corp. (p)
   6.125% due 04/01/16                                      900              914
TECO Energy, Inc.
   7.200% due 05/01/11                                    1,665            1,773
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                      280              315
Time Warner Cable, Inc. (A)
   5.400% due 07/02/12                                    4,980            4,994
   5.850% due 05/01/17                                    2,205            2,218
   6.550% due 05/01/37                                    5,450            5,512
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                    1,006            1,198
Time Warner, Inc.
   5.590% due 11/13/09 (E)                                2,365            2,369
   5.500% due 11/15/11                                    1,850            1,865
Trump Entertainment Resorts, Inc. (N)
   8.500% due 06/01/15                                    2,820            2,838
Twin Reefs Pass-Through Trust (E)(f)(p)
   6.320% due 12/10/49                                    1,000            1,003
TXU Electric Delivery Co.
   7.000% due 09/01/22                                      420              454
TXU Energy Co. LLC
   7.000% due 03/15/13                                      475              495

 76  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 144a
   5.850% due 09/16/08                                    4,000            4,000
Unilever Capital Corp.
   5.900% due 11/15/32                                      260              255
Union Pacific Corp.
   3.625% due 06/01/10                                      590              562
   6.125% due 01/15/12                                      800              826
Union Planters Corp.
   7.750% due 03/01/11                                      265              288
UnitedHealth Group, Inc.
   5.250% due 03/15/11                                      810              813
Unum Group
   5.859% due 05/15/09                                      740              746
US Bank NA
   5.700% due 12/15/08                                       55               56
US Oncology, Inc.
   9.000% due 08/15/12                                    1,215            1,294
USB Capital IX (N)(f)
   6.189% due 04/15/49                                    2,115            2,172
USB Realty Corp. (f)(p)
   6.091% due 12/22/49                                    3,600            3,636
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    2,517            2,570
Verizon Communications, Inc.
   5.399% due 04/03/09                                    4,800            4,800
   5.850% due 09/15/35 (N)                                1,895            1,820
Verizon Global Funding Corp.
   7.250% due 12/01/10                                      800              854
Verizon, Inc.
   6.500% due 09/15/11                                       70               73
Viacom, Inc.
   5.711% due 06/16/09 (E)                                1,470            1,474
   5.750% due 04/30/11                                    1,855            1,880
   6.875% due 04/30/36                                    2,750            2,785
Visteon Corp. (N)
   8.250% due 08/01/10                                    1,700            1,734
Wachovia Bank NA
   Series BKNT
   5.356% due 06/27/08 (E)                                  800              800
   5.420% due 05/25/10                                    3,800            3,807
   Series DPNT
   5.390% due 03/23/09 (E)                                1,500            1,500
Wachovia Capital Trust III
   5.800% due 03/15/42 (f)                                7,065            7,170
Wachovia Corp.
   5.410% due 10/28/08 (N)                                3,000            3,003
   5.496% due 10/15/11                                    1,800            1,802
Wal-Mart Stores, Inc.
   5.255% due 06/16/08                                    1,900            1,898
Washington Mutual Preferred
   Funding II (f)(p)
   6.665% due 12/31/49 (N)                                  600              598
Washington Mutual, Inc.
   8.250% due 04/01/10                                      755              815

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
WellPoint, Inc.
   4.250% due 12/15/09                                    1,142            1,119
   5.850% due 01/15/36                                    2,450            2,367
Wells Fargo & Co.
   5.455% due 09/15/09                                    2,900            2,905
   4.950% due 10/16/13                                      585              577
Wells Fargo Bank NA
   5.750% due 05/16/16                                    1,000            1,031
Westpac Banking Corp.
   Series DPNT
   5.280% due 06/06/08                                    1,300            1,300
Willis North America, Inc.
   5.125% due 07/15/10                                    1,490            1,464
Wimar Opco LLC/Wimar Opco Finance Corp. (p)
   9.625% due 12/15/14                                    1,545            1,568
Windstream Corp.
   Series WI
   8.125% due 08/01/13                                    1,395            1,514
   8.625% due 08/01/16                                      375              412
Wyeth
   6.950% due 03/15/11                                    5,090            5,414
   5.500% due 02/01/14                                    2,105            2,129
   5.950% due 04/01/37                                    3,155            3,155
Xcel Energy, Inc.
   6.500% due 07/01/36                                      840              884
Xlliac Global Funding
   4.800% due 08/10/10                                      730              721
Yum! Brands, Inc.
   8.875% due 04/15/11                                      350              393
ZFS Finance USA Trust II (N)
   6.450% due 12/15/35                                    2,505            2,534
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    1,830            1,911
                                                                  --------------
                                                                         841,723
                                                                  --------------

International Debt - 5.2%
Abbey National PLC (f)
   6.700% due 06/29/49                                    1,220            1,238
Abu Dhabi National Energy Co. (p)
   5.875% due 10/27/16                                    1,945            1,965
   6.500% due 10/27/36                                    5,010            5,087
Aiful Corp. (N)
   5.000% due 08/10/10                                      200              197

                                                     Multistrategy Bond Fund  77

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Altos Hornos de Mexico
   SA de CV (o)(N)
   Series A
   11.375% due 04/30/49                                   3,155            2,366
America Movil SAB de CV
   5.500% due 03/01/14                                      500              499
Amvescap PLC
   4.500% due 12/15/09                                    2,987            2,935
   5.625% due 04/17/12                                    2,780            2,796
ANZ National International, Ltd. (E)(p)
   5.400% due 08/07/09                                    2,800            2,798
Arlington Street CDO, Ltd. (p)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                    1,680            1,661
Aspen Insurance Holdings, Ltd.
   6.000% due 08/15/14                                      200              200
AXA SA
   8.600% due 12/15/30                                      355              457
   6.379% due 12/14/49 (f)(p)                               400              391
   6.463% due 12/31/49 (f)(p)                               400              388
Banco Mercantil del Norte SA (f)(p)
   6.862% due 10/13/21                                    2,455            2,520
Barclays Bank PLC (f)(p)
   7.375% due 06/29/49                                    1,910            2,076
Brascan Corp.
   7.125% due 06/15/12                                      675              723
British Telecommunications PLC
   8.625% due 12/15/10                                      180              201
   9.125% due 12/15/30                                    2,510            3,500
Brookfield Asset Management, Inc.
   5.800% due 04/25/17                                    1,300            1,302
C10 Capital SPV, Ltd. (f)(p)
   6.722% due 12/01/49                                    1,500            1,507
Canadian Natural Resources, Ltd.
   5.700% due 05/15/17                                    1,725            1,730
   5.850% due 02/01/35 (N)                                   75               71
   6.500% due 02/15/37                                    1,790            1,842
   6.250% due 03/15/38                                    2,500            2,482
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                      981              968
Catalyst Paper Corp.
   Series D
   8.625% due 06/15/11                                    3,810            3,862
China Development Bank
   5.000% due 10/15/15                                      300              296
CIT Group Funding Co. of Canada (N)
   5.600% due 11/02/11                                      820              826
Citigroup Global Markets Deutschland AG for OAO
   Gazprom
   10.500% due 10/21/09                                   1,300            1,453

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Conoco Funding Co.
   6.350% due 10/15/11                                    3,405            3,579
Corp. Nacional del Cobre de Chile
   6.150% due 10/24/36                                      100              104
Cosan Finance, Ltd. (p)
   7.000% due 02/01/17                                    2,035            2,015
Deutsche ALT-A Securities NIM Trust (p)
   Series 2007-AHM Class N1
   6.750% due 02/25/47                                    1,471            1,470
Deutsche Telekom International Finance BV
   5.546% due 03/23/09                                    2,200            2,204
   8.000% due 06/15/10                                      550              595
   5.375% due 03/23/11 (N)                                  475              478
   8.250% due 06/15/30                                    1,100            1,381
DNB Nor Bank ASA (E)(p)
   5.430% due 10/13/09                                    7,100            7,099
Egypt Government AID Bonds
   4.450% due 09/15/15                                    2,950            2,854
Endurance Specialty Holdings, Ltd. (N)
   6.150% due 10/15/15                                      500              500
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    1,725            1,686
Export-Import Bank of Korea
   4.125% due 02/10/09 (p)                                  170              167
   5.125% due 02/14/11                                      970              969
Falconbridge, Ltd.
   7.250% due 07/15/12                                      275              301
   6.000% due 10/15/15                                    1,870            1,935
FBG Finance, Ltd. (p)
   5.125% due 06/15/15                                      585              562
Federative Republic of Brazil
   6.000% due 01/17/17                                    2,185            2,227
FMG Finance Pty, Ltd. (N)(p)
   10.625% due 09/01/16                                   5,915            6,921
France Telecom SA
   8.500% due 03/01/31                                    1,295            1,706
Galaxy Entertainment Finance Co., Ltd. (N)
   9.875% due 12/15/12                                    2,755            3,017
Gaz Capital for Gazprom (A)
   6.212% due 11/22/16                                    2,155            2,177
Gazinvest Luxembourg SA for Gazprombank
   7.250% due 10/30/08                                    2,300            2,348

 78  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Harborview NIM Corp. (p)
   Series 2006-8A Class N1
   6.409% due 07/21/36                                    1,142            1,132
   Series 2006-9A Class N1
   6.409% due 11/19/36                                    1,554            1,551
   Series 2007-14 Class N1
   6.409% due 12/19/36                                    1,260            1,256
   Series 2007-1A Class N1
   6.409% due 03/19/37                                    1,243            1,234
HBOS PLC (f)(p)
   5.920% due 09/29/49                                    1,200            1,181
HBOS Treasury Services PLC (E)(p)
   Series MTN
   5.400% due 07/17/09                                    2,900            2,903
HSBC Holdings PLC
   6.500% due 05/02/36                                    1,010            1,082
Inco, Ltd.
   5.700% due 10/15/15                                    1,050            1,046
Indonesia Government International Bond (A)
   6.625% due 02/17/37                                    2,275            2,252
Intelsat Bermuda, Ltd.
   Series WI
   11.250% due 06/15/16                                   2,230            2,545
Ispat Inland ULC
   9.750% due 04/01/14                                    2,885            3,213
Korea Development Bank
   5.490% due 04/03/10                                    8,900            8,899
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                      400              397
LG Electronics, Inc. (p)
   5.000% due 06/17/10                                      390              385
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                      585              580
Mexico Government International Bond (N)
   Series MTNA
   6.750% due 09/27/34                                    1,675            1,868
Mizuho Financial Group Cayman, Ltd.
   5.790% due 04/15/14 (p)                                1,150            1,174
   Series REGS
   5.790% due 04/15/14                                      185              187
Montpelier Re Holdings, Ltd.
   6.125% due 08/15/13                                    2,165            2,139
MUFG Capital Finance 1, Ltd. (f)
   6.346% due 07/29/49                                    6,415            6,552
Nationwide Building Society (p)
   4.250% due 02/01/10                                    1,535            1,499
Nippon Life Insurance (p)
   4.875% due 08/09/10                                    2,535            2,498
Norske Skogindustrier ASA (p)
   7.125% due 10/15/33                                    2,765            2,533

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Orascom Telecom Finance SCA (N)(p)
   7.875% due 02/08/14                                    1,700            1,679
Peru Enhanced Pass-Through Finance, Ltd.
   Zero coupon due 05/31/18                               1,200              822
   Zero coupon due 05/31/25 (p)                           2,371              966
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                      172              168
Poland Government International Bond
   Series RSTA
   4.750% due 10/27/24                                      750              732
Province of Quebec Canada
   5.000% due 07/17/09                                       30               30
   Series PJ
   6.125% due 01/22/11                                    4,080            4,245
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    2,000            1,929
Ras Laffan Liquefied Natural Gas Co., Ltd. III
   (p)
   5.832% due 09/30/16                                    2,280            2,303
   5.838% due 09/30/27                                    6,220            5,964
Reliance Industries, Ltd. (p)
   10.250% due 01/15/97                                     750            1,101
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    5,635            5,608
Resona Preferred Global Securities Cayman, Ltd.
   (f)(p)
   7.191% due 12/29/49                                    9,800           10,359
Rogers Wireless, Inc.
   6.375% due 03/01/14                                    4,365            4,507
Royal Bank of Scotland Group PLC
   Series 1 (f)
   9.118% due 03/31/49                                    4,025            4,443
Royal Bank of Scotland PLC
   5.410% due 07/21/08                                      800              801
   5.760% due 07/06/12                                    7,600            7,604
Russia Government International Bond (p)
   5.000% due 03/31/30                                    2,985            3,392
   Series REGS
   5.000% due 03/31/30                                    1,140            1,296
Salomon Brothers AG for OAO Siberian Oil Co.
   Series REGS
   10.750% due 01/15/09                                   3,125            3,379

                                                     Multistrategy Bond Fund  79

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Santander Financial Issuances
   6.375% due 02/15/11                                      335              349
Santander US Debt SA Unipersonal
   5.410% due 09/19/08                                    4,300            4,310
   5.408% due 11/20/09                                    2,800            2,808
Sanwa Finance Aruba AEC (N)
   8.350% due 07/15/09                                    1,510            1,607
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                    1,055            1,060
   7.500% due 06/15/32                                    3,165            3,000
Seagate Technology HDD Holdings
   6.800% due 10/01/16                                    1,990            1,973
Secunda International, Ltd. (E)
   13.360% due 09/01/12                                     660              685
Security Capital Assurance, Ltd. (f)(A)
   6.880% due 12/31/49                                    1,830            1,863
Shimao Property Holdings, Ltd. (p)
   8.000% due 12/01/16                                      940              974
Shinsei Finance II (f)(N)(p)
   7.160% due 07/25/49                                    1,170            1,212
Siemens Financieringsmaatschappij NV (p)
   5.410% due 08/14/09 (E)                                1,500            1,500
   6.125% due 08/17/26                                    3,195            3,261
SMFG Preferred Capital, Ltd. (f)(p)
   6.078% due 01/29/49                                    1,000            1,003
Stora Enso OYJ
   7.250% due 04/15/36                                    1,595            1,637
Sumitomo Mitsui Banking Corp.
   5.625% due 07/29/49                                      655              646
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                      378              392
   6.664% due 09/15/13                                      373              393
Telecom Italia Capital SA
   4.000% due 01/15/10                                    3,976            3,856
   4.875% due 10/01/10                                      950              938
   5.970% due 07/18/11 (E)                                4,755            4,792
   5.250% due 10/01/15                                    1,260            1,211
   6.000% due 09/30/34                                    1,050              979
   7.200% due 07/18/36                                    2,680            2,867
Telefonica Emisiones SAU
   5.665% due 06/19/09 (E)                                2,695            2,705
   5.984% due 06/20/11                                    1,330            1,366
   6.421% due 06/20/16                                      960            1,005
   7.045% due 06/20/36                                    1,335            1,432
Telefonica Europe BV
   7.750% due 09/15/10                                    1,930            2,079
   8.250% due 09/15/30 (N)                                1,400            1,682
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    3,658            3,617
TELUS Corp.
   8.000% due 06/01/11                                    2,905            3,174

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
TNK-BP Finance SA (N)(p)
   6.125% due 03/20/12                                      400              399
   6.625% due 03/20/17                                    2,665            2,663
Transocean, Inc. (E)
   5.566% due 09/05/08                                    2,000            2,001
Tyco International Group SA
   6.750% due 02/15/11                                    2,260            2,404
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                      220              237
Unicredit Luxembourg Finance SA (E)(p)
   5.410% due 10/24/08                                    5,345            5,346
Vale Overseas, Ltd.
   6.250% due 01/11/16                                      460              471
   6.250% due 01/23/17                                    3,435            3,523
   6.875% due 11/21/36 (N)                                2,215            2,349
Vedanta Resources PLC (p)
   6.625% due 02/22/10                                    1,190            1,196
Venezuela Government International Bond (N)
   9.375% due 01/13/34                                      885            1,109
Vodafone Group PLC
   5.750% due 03/15/16                                      725              733
   6.150% due 02/27/37                                    1,750            1,725
VTB Capital SA (p)
   5.960% due 08/01/08                                    3,300            3,303
Westfield Capital Corp., Ltd./WT Finance Aust
   Pty Ltd/WEA Finance LLC (p)
   5.125% due 11/15/14                                      700              687
Westfield Group (p)
   5.400% due 10/01/12                                      827              833
Woori Bank (p)
   6.208% due 05/02/37                                    2,565            2,559
XL Capital, Ltd. (f)
   Series E
   6.500% due 12/31/49                                    5,305            5,236
Xstrata Finance Canada, Ltd. (p)
   5.500% due 11/16/11                                      485              488
   5.800% due 11/15/16                                      480              483
Xstrata Finance Dubai, Ltd. (E)(p)
   5.710% due 11/13/09                                      885              886
                                                                  --------------
                                                                         303,073
                                                                  --------------

Loan Agreements - 0.6%
ALLTEL Holding Corp., Term Loan
   6.850% due 07/17/13                                    2,035            2,043
Avis Budget Holdings, Term Loan
   6.610% due 04/19/12                                      487              487

 80  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
AWAS, Second Lien Term Loan
   11.375% due 03/21/13                                     613              621
Coffeyville Resources, LLC
   8.349% due 12/28/13                                      599              602
Ford Motor Co.
   8.360% due 12/15/13                                    6,489            6,521
General Motors Corp.
   7.725% due 11/01/13                                    1,900            1,914
   7.725% due 11/29/13                                    1,100            1,108
Georgia-Pacific Corp., Term Loan B
   7.340% due 12/01/12                                    2,607            2,620
   7.090% due 12/20/12                                    1,397            1,404
HCA, Inc. Term Loan B
   7.600% due 12/30/13                                    3,192            3,192
Healthsouth Corp., Term Loan B
   7.820% due 03/10/13                                      393              395
   7.850% due 03/10/13                                    3,488            3,510
Hexion Specialty Chemicals
   7.875% due 05/05/13                                      498              502
Idearc, Inc., Term Loan B
   7.350% due 11/17/14                                      898              903
Landsource Communities Development LLC
   8.070% due 02/19/13                                      698              705
Lyondell Chemical Co., Term Loan
   7.110% due 08/16/13                                    2,296            2,304
Talecris Biotherapeutics, Inc., Second Lien Term
   Loan
   11.860% due 12/06/14                                     800              824
Travelport Holdings, Ltd.
   12.350% due 03/01/13                                   3,110            3,114
United Airlines, Inc.
   7.375% due 02/01/14                                    1,000              999
Visteon Corp., Term Loan B
   8.380% due 06/13/13                                    1,900            1,914
                                                                  --------------
                                                                          35,682
                                                                  --------------

Mortgage-Backed Securities - 37.9%
Adjustable Rate Mortgage Trust
   Series 2005-3 Class 8A2
   5.560% due 07/25/35                                    2,035            2,040
American Home Mortgage Assets (E)
   Series 2006-2 Class 2A2
   5.550% due 09/25/46                                    2,409            2,416
   Series 2006-4 Class 1A11
   5.510% due 08/30/36                                    3,091            3,094
   Series 2007-1 Class A1
   5.710% due 02/25/47                                    4,960            4,956
   Series 2007-2 Class A1
   5.445% due 03/25/47                                    4,500            4,494

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
American Home Mortgage Investment Trust
   Series 2004-1 Class 1A (E)
   5.670% due 04/25/44                                      337              338
   Series 2004-4 Class 4A (E)
   4.390% due 02/25/45                                    1,194            1,180
   Series 2005-2 Class 5A2
   5.470% due 09/25/35                                      365              365
   Series 2005-3 Class 3A2
   5.500% due 09/25/35                                      389              389
   Series 2005-4 Class 1A1
   5.610% due 11/25/45                                    1,566            1,571
   Series 2006-3 Class 12A1 (E)
   5.510% due 12/25/46                                    6,632            6,638
   Series 2007-1 Class GA1C (E)
   5.510% due 04/25/37                                    6,300            6,298
Asset Backed Funding Certificates
   Series 2006-OPT Class A3A
   5.380% due 11/25/36                                      807              807
Banc of America Alternative Loan Trust
   Series 2005-1 Class 2A1
   5.500% due 02/25/20                                    3,449            3,464
   Series 2006-6 Class CB6
   6.000% due 07/25/46                                    2,247            2,257
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    3,140            3,116
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    2,160            2,112
   Series 2005-2 Class A4
   4.783% due 07/10/43                                    3,125            3,070
   Series 2005-3 Class A2
   4.501% due 07/10/43                                    1,720            1,688
   Series 2005-5 Class A4
   5.115% due 10/10/45                                    6,255            6,161
   Series 2005-6 Class A4
   5.181% due 09/10/47                                   14,500           14,436
   Series 2006-1 Class A4
   5.372% due 09/10/45                                    2,520            2,523
   Series 2006-3 Class A4
   5.889% due 07/10/44                                    3,385            3,506
   Series 2006-4 Class A4
   5.669% due 07/10/46                                    9,430            9,595
   Series 2007-1 Class A4
   5.451% due 01/15/49                                    1,200            1,211
Banc of America Funding Corp.
   Series 2005-5 Class 1A11
   5.500% due 09/25/35                                    1,010              990

                                                     Multistrategy Bond Fund  81

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2005-8 Class 1A1
   5.500% due 01/25/36                                    1,203            1,180
   Series 2005-D Class A1 (E)
   4.113% due 05/25/35                                    1,440            1,417
   Series 2005-F Class 1A2 (E)
   5.670% due 09/20/35                                      451              453
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                    3,710            3,713
   Series 2006-A Class 3A2
   5.899% due 02/20/36                                    1,605            1,619
   Series 2006-A Class 4A1
   5.580% due 02/20/36                                    4,111            4,124
   Series 2006-H Class 4A4
   6.210% due 09/20/46                                    1,592            1,607
Banc of America Mortgage Securities, Inc.
   Series 2003-9 Class 1A12 (E)
   5.770% due 12/25/33                                    4,992            5,011
   Series 2003-D Class 1A2 (E)
   6.850% due 05/25/33                                        4                4
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                       87               88
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                    3,243            3,206
   Series 2004-D Class 1A1 (E)
   3.512% due 05/25/34                                      670              673
   Series 2005-9 Class 2A1
   4.750% due 10/25/20                                    1,198            1,181
   Series 2005-I Class 2A2
   4.871% due 10/25/35                                    4,103            4,063
   Series 2005-L Class 3A1
   5.459% due 01/25/36                                    1,899            1,896
   Series 2006-2 Class A15
   6.000% due 07/25/36                                    3,357            3,390
Bank of America Alternative Loan Trust
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                      582              584
   Series 2003-10 Class 2A2 (E)
   5.770% due 12/25/33                                    1,931            1,941
   Series 2003-2 Class CB2
   5.820% due 04/25/33                                      819              823
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                      399              401
   Series 2004-10 Class 1CB1
   6.000% due 11/25/34                                      382              385
   Series 2004-11 Class 1CB1
   6.000% due 12/25/34                                      440              444
   Series 2005-3 Class 2A1
   5.500% due 04/25/20                                      573              571
   Series 2005-5 Class 2CB1
   6.000% due 06/25/35                                      699              701
   Series 2005-6 Class 7A1
   5.500% due 07/25/20                                      759              757

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2005-9 Class 5A1
   5.500% due 10/25/20                                      897              893
   Series 2006-5 Class CB17
   6.000% due 06/25/36                                    2,532            2,563
Bayview Financial Acquisition Trust (E)
   Series 2006-C Class 2A1
   5.430% due 11/28/36                                    1,423            1,423
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-11 Class 1A2
   5.336% due 02/25/33                                       49               49
   Series 2003-1 Class 6A1
   5.056% due 04/25/33                                      142              143
   Series 2003-8 Class 4A1
   4.623% due 01/25/34                                      532              534
   Series 2005-10 Class A1 (E)
   4.750% due 10/25/35                                    3,776            3,738
   Series 2007-1 Class 3A2
   5.801% due 02/25/47                                    3,541            3,554
   Series 2007-3 Class 1A1
   5.500% due 05/25/47                                    7,250            7,257
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.383% due 05/25/35                                    2,183            2,184
   Series 2005-8 Class 11A1
   5.590% due 10/25/35                                    3,873            3,880
   Series 2006-3 Class 33A1
   6.174% due 05/25/36                                    1,777            1,802
   Series 2006-3 Class 34A1
   6.161% due 05/25/36                                    1,662            1,685
Bear Stearns Asset Backed Securities Trust
   Series 2005-AC8 Class A5
   5.500% due 11/25/35                                    1,046            1,043
Bear Stearns Commercial Mortgage Securities
   Series 2004-ESA Class E (p)
   5.064% due 05/14/16                                      825              824
   Series 2005-PW1 Class A4
   5.405% due 12/11/40                                    3,500            3,517
Bear Stearns Mortgage Funding Trust (E)
   Series 2006-AR1 Class 1A2
   5.570% due 07/25/36                                    2,032            2,029
   Series 2006-AR2 Class 1A1
   5.520% due 09/25/36                                    9,601            9,564

 82  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2006-AR2 Class 2A1
   5.550% due 10/25/36                                    2,405            2,396
   Series 2006-AR3 Class 1A1
   5.550% due 03/25/36                                    2,208            2,198
   Series 2006-AR4 Class A1
   5.530% due 04/25/36                                    2,766            2,754
   Series 2006-AR5 Class 1A1
   5.480% due 12/25/36                                    9,828            9,777
   Series 2007-AR2 Class A1
   5.490% due 03/25/37                                    2,750            2,744
   Series 2007-AR3 Class 1A1
   5.450% due 08/25/36                                    4,150            4,138
Bear Stearns Structured Products, Inc. (p)
   Series 2007-N3 Class 10C
   Interest Only STRIP
   Zero coupon due 04/27/37                              81,725            3,184
Carrington Mortgage Loan Trust (E)
   Series 2007-FRE Class A1
   5.400% due 02/25/37                                    4,100            4,099
Chase Mortgage Finance Corp.
   Series 2003-S8 Class A1
   4.500% due 09/25/18                                    1,890            1,817
   Series 2003-S8 Class A2
   5.000% due 09/25/18                                    1,846            1,832
   Series 2006-S4 Class A3
   6.000% due 12/25/36                                    2,900            2,929
   Series 2006-S4 Class A4
   6.000% due 12/25/36                                    1,525            1,535
   Series 2007-A1 Class 1A3
   4.370% due 02/25/37                                    2,959            2,932
   Series 2007-A1 Class 4A1
   Zero coupon due 02/25/37                               1,000              991
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A
   4.700% due 12/25/35                                      345              341
   Series 2006-WF1 Class A2F
   5.657% due 03/01/36                                    1,925            1,922
   Series 2006-WFH Class A2
   5.420% due 11/25/36                                    6,300            6,296
   Series 2007-AR1 Class A1 (E)
   5.400% due 01/25/37                                    1,478            1,479
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2005-CD1 Class A4
   5.226% due 07/15/44                                    4,000            3,997
   Series 2006-CD3 Class A5
   5.617% due 10/15/48                                    2,605            2,647
Citimortgage Alternative Loan Trust
   Series 2006-A3 Class 1A5
   6.000% due 07/25/36                                    1,975            1,988

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Commercial Mortgage Pass Through Certificates
   Series 2001-J1A Class A2 (p)
   6.457% due 02/16/34                                      679              703
   Series 2006-C7 Class A2
   5.690% due 06/10/46                                      825              838
Countrywide Alternative Loan Trust
   Series 2004-28C Class 6A1
   6.000% due 01/25/35                                      610              612
   Series 2004-2CB Class 1A4
   5.720% due 03/25/34                                      996            1,000
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                      247              244
   Series 2004-J8 Class 1A1
   7.000% due 09/25/34                                      612              628
   Series 2005-38 Class A3
   5.670% due 09/25/35                                    2,001            2,009
   Series 2005-51 Class 1A1
   5.640% due 11/20/35                                    2,409            2,414
   Series 2005-56 Class 2A2 (E)
   7.050% due 11/25/35                                    1,482            1,505
   Series 2005-56 Class 3A1
   5.610% due 11/25/35                                      776              777
   Series 2005-56 Class 4A1
   5.630% due 11/25/35                                    1,573            1,577
   Series 2005-58 Class A2 (E)
   5.710% due 12/20/35                                    1,538            1,544
   Series 2005-59 Class 1A1
   5.650% due 11/20/35                                    3,571            3,583
   Series 2005-59 Class 1A2B (E)
   5.610% due 11/20/35                                      760              761
   Series 2005-62 Class 1A1
   5.620% due 12/25/35                                    2,357            2,374
   Series 2005-63 Class 3A1
   5.894% due 11/25/35                                    1,282            1,289
   Series 2005-76 Class 2A2 (E)
   6.683% due 02/25/36                                    1,807            1,826
   Series 2005-81 Class X1
   Interest Only STRIP
   2.371% due 02/25/37                                    6,631              350
   Series 2005-85C Class 2A2
   5.500% due 02/25/36                                      107              107
   Series 2005-J8 Class 1A3
   5.500% due 07/25/35                                    2,401            2,401
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                    1,229            1,229
   Series 2006-2CB Class A3
   5.500% due 03/25/36                                      963              960
   Series 2006-43C Class 1A7
   6.000% due 02/25/37                                    4,140            4,177

                                                     Multistrategy Bond Fund  83

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2006-9T1 Class A7
   6.000% due 05/25/36                                    1,323            1,336
   Series 2006-J2 Class A3
   6.000% due 04/25/36                                    1,950            1,971
   Series 2006-OA1 Class 1XP
   Interest Only STRIP
   18.200% due 10/25/36                                  20,952            1,026
   Series 2006-OA1 Class 2X
   Interest Only STRIP
   1.790% due 03/20/46                                    9,051              405
   Series 2006-OA1 Class 4A1 (E)
   5.510% due 08/25/46                                    3,720            3,718
   Series 2006-OA1 Class A1 (E)
   5.500% due 02/20/47                                    7,690            7,675
   Series 2006-OA1 Class A1A (E)
   5.370% due 09/25/46                                    1,137            1,137
   Series 2006-OA1 Class XBJ
   Interest Only STRIP
   2.098% due 08/25/46                                    6,429              251
   Series 2006-OA2 Class A1 (E)
   5.480% due 02/25/47                                    3,757            3,748
   Series 2006-OA2 Class CP (p)
   Interest Only STRIP
   2.080% due 09/25/35                                   23,919            1,224
   Series 2006-OA2 Class X
   Interest Only STRIP
   1.275% due 03/20/47                                   19,422            1,062
   Series 2006-OA6 Class 1A3
   5.590% due 04/25/36                                    1,444            1,449
   Series 2007-OA3 Class 1A1
   5.460% due 04/25/47                                    5,136            5,128
   Series 2007-OA4 Class A1
   5.480% due 05/25/47                                    5,525            5,530
Countrywide Home Equity Loan Trust (E)
   Series 2007-C Class A
   5.470% due 06/15/34                                   10,000            9,989
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2003-56 Class 3A5
   4.150% due 12/25/33                                      834              828
   Series 2004-16 Class 1A1
   5.720% due 09/25/34                                    2,579            2,588
   Series 2005-3 Class 1A3 (E)
   5.560% due 04/25/35                                      270              270
   Series 2005-23 Class A1
   5.500% due 11/25/35                                    3,194            3,133
   Series 2005-29 Class A1
   5.750% due 12/25/35                                    1,813            1,806
   Series 2005-HYB Class 3A2A
   5.250% due 02/20/36                                      406              404
   Series 2006-1 Class A2
   6.000% due 03/25/36                                    1,015            1,015

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2006-1 Class A3
   6.000% due 03/25/36                                      358              356
   Series 2006-HYB Class 3A1A
   6.104% due 05/20/36                                    1,689            1,739
   Series 2006-OA5 Class 2A1 (E)
   5.520% due 04/25/46                                    4,229            4,225
   Series 2007-HY1 Class 1A2
   5.736% due 04/25/37                                    1,209            1,210
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 1998-C2 Class A2
   6.300% due 11/15/30                                    1,129            1,141
   Series 2001-CKN Class A4
   5.435% due 09/15/34                                    8,000            8,061
   Series 2001-SPG Class A2
   6.515% due 08/13/18                                      800              840
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                      130              133
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                       57               58
   Series 2004-C1 Class A3
   4.321% due 01/15/37                                    2,780            2,711
Credit Suisse Mortgage Capital Certificates
   Series 2006-C1 Class AAB
   5.555% due 02/15/39                                    1,480            1,502
   Series 2006-C4 Class A3
   5.467% due 09/15/39                                    3,350            3,366
Crown Castle Towers LLC (p)
   Series 2005-1A Class C
   5.074% due 06/15/35                                      591              588
   Series 2006-1A Class B
   5.362% due 11/15/36                                      995              996
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2005-AR1 Class 2A3
   5.012% due 08/25/35                                    3,735            3,808
   Series 2007-OA1 Class A1 (E)
   5.470% due 02/25/47                                    4,069            4,059
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    1,900            1,906
   Series 1999-CG1 Class S
   Interest Only STRIP
   0.813% due 03/10/32                                   18,229              299
Downey Savings & Loan Association Mortgage Loan
   Trust
   Series 2004-AR3 Class 1A1B (E)
   7.240% due 07/19/44                                      745              754

 84  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2006-AR1 Class 2A1A
   5.823% due 04/19/47                                    1,998            2,005
   Series 2006-AR2 Class 2A1A (E)
   5.520% due 11/19/37                                    2,383            2,388
Fannie Mae
   7.000% due 2009                                           38               38
   8.000% due 2010                                           --               --
   5.363% due 2012 (E)                                    2,158            2,173
   6.500% due 2015                                           18               18
   5.500% due 2016                                           90               90
   6.000% due 2016                                          960              976
   11.000% due 2016                                          93              103
   5.000% due 2017                                          739              729
   5.500% due 2017                                          473              475
   6.000% due 2017                                          584              592
   6.500% due 2017                                          747              766
   8.000% due 2017                                           38               39
   4.000% due 2018                                        5,375            5,104
   4.500% due 2018                                       22,699           22,038
   5.000% due 2018                                       16,372           16,182
   6.500% due 2018                                          295              303
   4.500% due 2019                                        2,252            2,187
   5.000% due 2019                                        5,519            5,448
   6.500% due 2019                                          138              142
   4.500% due 2020                                        2,507            2,435
   5.000% due 2020                                        6,770            6,681
   5.500% due 2020                                          483              484
   6.500% due 2020                                           54               56
   8.000% due 2020                                            6                6
   5.000% due 2021                                        6,510            6,420
   6.500% due 2022                                           78               81
   6.500% due 2024                                        1,833            1,881
   7.500% due 2024                                           10               11
   8.000% due 2024                                           87               93
   6.500% due 2025                                        1,086            1,115
   7.000% due 2025                                            3                3
   6.954% due 2026 (E)                                      255              259
   7.000% due 2026                                          251              262
   9.000% due 2026                                           42               45
   7.000% due 2027                                            8                8
   7.500% due 2027                                            8                8
   6.500% due 2028                                          374              384
   7.000% due 2028                                          511              534
   5.500% due 2029                                        1,720            1,710
   6.500% due 2029                                          834              859
   7.000% due 2029                                        2,229            2,331
   7.500% due 2029                                           52               55
   6.500% due 2030                                          192              199
   7.000% due 2030                                          908              948
   7.500% due 2030                                          396              415
   8.000% due 2030                                          530              559

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   8.500% due 2030                                          723              780
   9.500% due 2030                                           94              103
   6.500% due 2031                                          725              748
   7.000% due 2031                                        1,791            1,871
   7.500% due 2031                                          499              525
   8.000% due 2031                                          697              737
   8.500% due 2031                                          407              439
   6.000% due 2032                                        4,359            4,422
   6.500% due 2032                                        2,132            2,198
   7.000% due 2032                                        6,114            6,376
   7.500% due 2032                                          305              320
   8.000% due 2032                                            3                3
   8.500% due 2032                                           58               62
   3.907% due 2033 (E)                                    2,499            2,491
   4.678% due 2033 (E)                                    1,477            1,488
   5.000% due 2033                                        4,933            4,785
   5.500% due 2033                                       13,120           13,008
   6.000% due 2033                                          959              971
   6.500% due 2033                                        1,310            1,348
   7.000% due 2033                                          687              716
   5.000% due 2034                                       10,863           10,526
   5.500% due 2034                                       59,145           58,627
   6.000% due 2034                                        2,815            2,843
   6.500% due 2034                                        1,803            1,850
   7.000% due 2034                                          382              397
   7.500% due 2034                                          200              209
   4.151% due 2035 (E)                                    4,232            4,218
   4.833% due 2035 (E)                                    4,314            4,315
   4.551% due 2035 (E)                                    2,648            2,648
   5.000% due 2035                                        7,588            7,340
   5.500% due 2035                                      123,524          122,344
   6.000% due 2035                                        3,275            3,304
   6.500% due 2035                                          128              132
   7.000% due 2035                                        1,055            1,089
   7.500% due 2035                                        1,994            2,080
   5.000% due 2036                                       32,144           31,101
   5.500% due 2036                                       10,270           10,160
   6.000% due 2036                                        8,601            8,656
   6.500% due 2036                                        1,345            1,374
   7.000% due 2036                                          985            1,017
   7.500% due 2036                                       10,328           10,725
   5.253% due 2037 (E)                                    3,775            3,789
   5.534% due 2037 (E)                                    4,125            4,134
   6.029% due 2037 (E)                                    4,000            4,022
   6.283% due 2040 (E)                                      621              635
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                      721              724
   Series 1993-134 Class H
   6.500% due 08/25/08                                      240              241
   Series 1996-46 Class ZA
   7.500% due 11/25/26                                      250              259

                                                     Multistrategy Bond Fund  85

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 1997-281 Class 2
   Interest Only STRIP
   9.000% due 11/01/26                                       44               11
   Series 1997-68 Class SC
   Interest Only STRIP
   3.156% due 05/18/27                                      113               11
   Series 1999-56 Class Z
   7.000% due 12/18/29                                    1,238            1,299
   Series 2000-306 Class IO
   Interest Only STRIP
   8.000% due 05/01/30                                       48               12
   Series 2001-317 Class 2
   Interest Only STRIP
   8.000% due 08/01/31                                       97               21
   Series 2001-4 Class SA
   Interest Only STRIP
   2.230% due 02/17/31                                      226               16
   Series 2002-320 Class 2
   Interest Only STRIP
   7.000% due 03/01/32                                       31                7
   Series 2002-50 Class SC
   Interest Only STRIP
   2.780% due 12/25/29                                        7               --
   Series 2003-122 Class AJ
   4.500% due 02/25/28                                      410              402
   Series 2003-16 Class NI
   Interest Only STRIP
   5.000% due 02/25/15                                      382               11
   Series 2003-25 Class IK
   Interest Only STRIP
   7.000% due 04/25/33                                      353               81
   Series 2003-32 Class FH
   5.720% due 11/25/22                                    3,013            3,022
   Series 2003-32 Class UI
   Interest Only STRIP
   6.000% due 05/25/33                                      453              100
   Series 2003-33 Class IA
   Interest Only STRIP
   6.500% due 05/25/33                                    1,999              449
   Series 2003-337 Class 1
   Principal Only STRIP
   Zero coupon due 07/01/33                               3,076            2,288
   Series 2003-343 Class 6
   Interest Only STRIP
   5.000% due 10/01/33                                    2,985              623
   Series 2003-345 Class 18
   Interest Only STRIP
   4.500% due 12/01/18                                    9,910            1,412
   Series 2003-345 Class 19
   Interest Only STRIP
   4.500% due 01/01/19                                   11,046            1,568
   Series 2003-35 Class IU
   Interest Only STRIP
   6.000% due 05/25/33                                      480              106

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2003-35 Class UI
   Interest Only STRIP
   6.500% due 05/25/33                                      479              110
   Series 2003-64 Class JI
   Interest Only STRIP
   6.000% due 07/25/33                                      487              112
   Series 2003-78 Class FI
   5.720% due 01/25/33                                    2,866            2,887
   Series 2003-82 Class IA
   Interest Only STRIP
   6.000% due 08/25/32                                      429               54
   Series 2003-82 Class WI
   Interest Only STRIP
   6.000% due 08/25/32                                       71                9
   Series 2004-21 Class FL
   5.670% due 11/25/32                                    1,449            1,456
   Series 2005-110 Class MB
   5.500% due 09/25/35                                    1,875            1,891
   Series 2005-65 Class FP
   5.570% due 08/25/35                                      622              622
   Series 2005-69 Class IO
   Interest Only STRIP
   Zero coupon due 08/25/35                                  52                7
   Series 2006-369 Class 8
   Interest Only STRIP
   5.500% due 04/01/36                                    2,613              610
   Series 2006-371 Class 2
   Interest Only STRIP
   6.500% due 07/01/36                                      165               32
   Series 2006-373 Class 1
   Principal Only STRIP
   Zero coupon due 07/01/36                               3,182            2,420
15 Year TBA (I)
   4.500%                                                12,630           12,223
   5.000%                                                21,420           21,112
   5.500%                                                23,455           23,484
   6.000%                                                39,910           40,546
30 Year TBA (I)
   4.500%                                                 5,815            5,462
   5.000%                                               119,555          115,483
   5.500%                                               144,890          143,260
   6.000%                                               145,340          146,423
   6.500%                                                31,040           31,690
   7.000%                                                35,165           36,300
Fannie Mae Grantor Trust
   Series 1999-T2 Class A1
   7.500% due 01/19/39                                       39               40

 86  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                      211              228
Fannie Mae REMIC
   Series 1993-41 Class ZQ
   7.000% due 12/25/23                                    2,216            2,319
   Series 1993-42 Class ZQ
   6.750% due 04/25/23                                    1,529            1,559
   Series 2005-36 Class AI
   Interest Only STRIP
   5.500% due 10/25/26                                    2,810              204
   Series 2006-90 Class Z
   6.000% due 09/25/36                                      604              602
   Series 2006-118 Class A1
   5.380% due 12/25/36                                      576              575
   Series 2006-118 Class A2 (E)
   5.380% due 12/25/36                                    1,579            1,578
   Series 2006-48 Class LG
   Principal Only STRIP
   Zero coupon due 06/25/36                                 790              582
   Series 2006-5 Class 3A2
   4.673% due 05/25/35                                      500              497
Fannie Mae Whole Loan
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                    5,400            5,365
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                      320              328
   Series 2004-W11 Class 1A2
   6.500% due 05/25/44                                      576              591
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                      306              313
   Series 2005-63 Class 1A1
   6.133% due 02/25/45                                      201              202
FHA PJ Reilly 67 NCP
   7.430% due 07/01/24                                       63               63
First Horizon Alternative Mortgage Securities
   Series 2004-AA3 Class A1 (E)
   5.300% due 09/25/34                                      453              452
   Series 2005-AA2 Class 1A1
   5.065% due 03/25/35                                      410              411
   Series 2005-AA5 Class 1A1
   5.310% due 07/25/35                                      473              472
   Series 2006-AA5 Class A2 (E)
   6.626% due 09/25/36                                    1,853            1,901
   Series 2006-FA3 Class A6
   6.000% due 07/25/36                                    2,135            2,159
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                      130              138
   Series 2004-AR5 Class 4A1 (E)
   5.682% due 10/25/34                                      420              420

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2005-AR5 Class 3A1
   5.540% due 10/25/35                                      889              893
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                       14               14
Freddie Mac
   12.000% due 2013                                          12               12
   12.000% due 2014                                          15               17
   11.000% due 2015                                          12               14
   10.000% due 2016                                          53               58
   12.000% due 2016                                          --               --
   4.500% due 2018                                        2,435            2,364
   5.000% due 2018                                        4,017            3,973
   4.000% due 2019                                       12,590           11,916
   4.500% due 2019                                          330              321
   5.000% due 2019                                        5,897            5,826
   4.500% due 2020                                        2,486            2,412
   5.000% due 2020                                       15,056           14,857
   11.000% due 2020                                          55               62
   5.000% due 2021                                        1,618            1,599
   4.613% due 2034 (E)                                    1,485            1,500
   4.911% due 2034 (E)                                    2,768            2,762
   5.748% due 2034 (E)                                      220              224
   4.815% due 2035 (E)                                    2,680            2,674
   4.859% due 2035 (E)                                    4,543            4,542
   6.000% due 2035                                        1,802            1,810
   5.891% due 2036 (E)                                    1,641            1,660
   5.952% due 2036 (E)                                    3,100            3,135
   5.971% due 2036 (E)                                    1,555            1,577
   5.636% due 2037 (E)                                    3,860            3,887
   5.758% due 2037 (E)                                    5,875            6,024
   Series 1991-103 Class Z
   9.000% due 02/15/21                                       56               56
   Series 1994-173 Class Z
   7.000% due 05/15/24                                      330              346
   Series 1999-212 Class SG (E)
   Interest Only STRIP
   1.625% due 06/17/27                                    1,726              116
   Interest Only STRIP
   Series 2000-224 Class SC
   Interest Only STRIP
   2.180% due 08/15/30                                       71                4
   Series 2000-226 Class F
   5.770% due 11/15/30                                       91               92

                                                     Multistrategy Bond Fund  87

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2001-229 Class KF (E)
   5.570% due 07/25/22                                    1,302            1,287
   Series 2001-232 Class ZQ
   6.500% due 06/15/31                                    1,523            1,592
   Series 2002-246 Class SJ
   Interest Only STRIP
   2.680% due 03/15/32                                      252               21
   Series 2003-256 Class IM
   Interest Only STRIP
   5.000% due 09/15/14                                      495               16
   Series 2003-259 Class IQ
   Interest Only STRIP
   5.000% due 06/15/17                                    1,385              161
   Series 2003-262 Class AB
   2.900% due 11/15/14                                    2,588            2,517
   Series 2003-264 Class IM
   Interest Only STRIP
   7.000% due 07/15/33                                      433              103
   Series 2003-266 Class MA
   4.500% due 10/15/31                                      796              782
   Series 2004-276 Class IP
   Interest Only STRIP
   5.500% due 07/15/23                                    1,501               58
   Series 2004-277 Class UF
   5.620% due 06/15/33                                    3,596            3,607
   Series 2004-281 Class DF
   5.770% due 06/15/23                                      742              749
   Series 2004-287 Class GC
   5.000% due 11/15/29                                      520              514
   Series 2004-289 Class PC
   5.000% due 07/15/30                                    1,060            1,047
   Series 2005-291 Class KP
   5.000% due 11/15/29                                    1,155            1,142
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    1,339              198
   Series 2005-292 Class NA
   5.000% due 12/15/20                                    1,018            1,015
   Series 2005-294 Class FA
   5.490% due 03/15/20                                    1,451            1,452
   Series 2005-302 Class MB
   5.000% due 12/15/28                                      640              635
   Series 2005-303 Class AQ
   4.500% due 10/15/22                                    3,076            3,054
   Series 2005-305 Class JF
   5.620% due 10/15/35                                      714              715
   Series 2005-306 Class PC
   5.000% due 02/15/29                                    1,795            1,781
   Series 2006-313 Class FP (E)
   Zero coupon due 04/15/36                                 992            1,019
30 Year TBA (I)
   5.000%                                                18,830           18,196
   5.500%                                                18,550           18,341
   6.000%                                                 6,510            6,563

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Freddie Mac Gold
   6.000% due 2016                                          122              123
   5.000% due 2018                                          679              671
   5.500% due 2020                                        7,436            7,460
   8.000% due 2020                                          129              136
   10.500% due 2021                                          32               35
   6.500% due 2025                                            5                5
   8.500% due 2025                                           33               35
   7.000% due 2027                                          238              248
   8.500% due 2027                                          187              201
   7.500% due 2028                                          144              152
   6.500% due 2029                                          163              168
   6.500% due 2030                                            8                8
   7.243% due 2030 (E)                                        8                8
   7.500% due 2030                                          240              251
   8.000% due 2030                                           58               61
   8.500% due 2030                                          208              224
   6.500% due 2031                                        1,467            1,512
   7.000% due 2031                                          480              499
   7.500% due 2031                                          155              162
   8.000% due 2031                                          280              294
   6.000% due 2032                                          138              140
   7.000% due 2032                                          264              275
   7.500% due 2032                                          138              145
   5.000% due 2033                                        1,888            1,837
   5.500% due 2033                                        5,275            5,230
   6.000% due 2033                                          301              306
   6.500% due 2033                                          459              473
   7.000% due 2033                                          652              678
   7.500% due 2033                                          114              120
   5.500% due 2034                                        1,798            1,781
   6.000% due 2034                                        1,003            1,015
   5.000% due 2035                                          870              842
   Series 1998-191 Class IO
   Interest Only STRIP
   8.000% due 01/01/28                                       37                9
   Series 1998-194 Class IO
   Interest Only STRIP
   6.500% due 04/01/28                                      237               56
   Series 2001-212 Class IO
   Interest Only STRIP
   6.000% due 05/01/31                                      361               78
   Series 2001-215 Class IO
   Interest Only STRIP
   8.000% due 06/01/31                                      165               39

 88  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Freddie Mac Reference REMIC
   Series 2006-R00 Class AK
   5.750% due 12/15/18                                    2,594            2,608
   Series 2006-R00 Class FK (E)
   5.720% due 07/15/23                                    5,681            5,716
Freddie Mac REMICS
   Series 2003-256 Class FJ (E)
   5.720% due 02/15/33                                    1,934            1,954
   Series 2003-258 Class IG
   Interest Only STRIP
   4.500% due 10/15/16                                      973               96
   Series 2003-269 Class FE
   5.920% due 12/15/28                                    3,137            3,171
   Series 2003-269 Class QG
   4.500% due 01/15/29                                    3,145            3,067
   Series 2004-277 Class KE
   3.500% due 12/15/17                                      499              497
   Series 2005-299 Class KF (E)
   5.720% due 06/15/35                                      686              686
   Series 2005-300 Class ED
   5.000% due 07/15/25                                    1,655            1,590
   Series 2005-301 Class IM
   Interest Only STRIP
   5.500% due 01/15/31                                    2,385              294
   Series 2006-313 Class X
   Zero coupon due 04/15/36                                 180              181
   Series 2006-314 Class LF
   5.620% due 05/15/36                                      600              603
   Series 2006-316 Class X
   Zero coupon due 06/15/36                                 453              425
   Series 2006-323 Class PA
   6.000% due 03/15/26                                    3,105            3,148
Freddie Mac Strips
   Series 2007-245 Class IO
   Interest Only STRIP
   5.000% due 03/01/37                                    5,080            1,308
   Series 2007-245 Class PO
   Principal Only STRIP
   Zero coupon due 11/15/36                               5,090            3,619
GE Capital Commercial Mortgage Corp.
   Series 2002-1A Class A3
   6.269% due 12/10/35                                      745              777
   Series 2002-3A Class A1
   4.229% due 12/10/37                                    3,734            3,661
   Series 2006-C1 Class A4
   5.518% due 03/10/44                                    1,010            1,013
Ginnie Mae I
   11.000% due 2010                                          16               18
   11.000% due 2013                                           9               10
   10.500% due 2015                                          44               48
   11.000% due 2015                                           3                3
   10.500% due 2016                                          70               78
   8.000% due 2017                                           --               --

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   10.500% due 2021                                          62               71
   8.000% due 2022                                           24               25
   10.000% due 2022                                          66               74
   9.500% due 2023                                          262              285
   8.000% due 2025                                           18               20
   10.000% due 2025                                          77               86
   8.000% due 2030                                          315              337
   7.500% due 2031                                           53               55
   8.000% due 2031                                            2                2
   8.000% due 2032                                           16               17
   7.000% due 2034                                        1,366            1,444
30 Year TBA (I)
   5.500%                                                20,925           20,807
   6.000%                                                 4,830            4,895
Ginnie Mae II
   5.125% 2023                                              157              159
   5.375% 2023                                              281              284
   5.750% 2023                                               20               20
   6.125% 2023                                              154              156
   5.375% 2024                                               48               48
   5.750% 2024                                              140              141
   6.125% 2024                                              156              158
   5.375% 2025                                              292              295
   5.750% 2025                                                9                9
   6.125% 2025                                               13               13
   6.125% 2026                                               67               67
   8.500% 2026                                               43               46
   5.375% 2027                                              108              109
   5.750% 2027                                              168              170
   6.125% 2029                                              394              399
Global Signal Trust
   Series 2004-2A Class A
   4.232% due 12/15/14                                    1,070            1,042
   Series 2006-1 Class B (p)
   5.588% due 02/15/36                                      750              756
   Series 2006-1 Class C (p)
   5.707% due 02/15/36                                      635              641
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C2 Class A2
   6.945% due 09/15/33                                    2,727            2,800
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR2 Class 4A (E)
   5.191% due 05/25/35                                    1,364            1,352
   Series 2005-AR6 Class 3A1
   5.298% due 11/19/35                                    3,061            3,054

                                                     Multistrategy Bond Fund  89

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2006-HE3 Class A2
   5.799% due 10/25/36                                    1,720            1,721
Government National Mortgage Association
   Series 1999-27 Class SE (E)
   Interest Only STRIP
   3.280% due 08/16/29                                      107                9
   Series 1999-40 Class FE (E)
   5.870% due 11/16/29                                    1,035            1,045
   Series 1999-44 Class SA (E)
   Interest Only STRIP
   3.230% due 12/16/29                                      204               18
   Series 2001-46 Class SA (E)
   Interest Only STRIP
   2.260% due 09/16/31                                       39                2
   Series 2003-5 Class B
   4.486% due 10/16/25                                      795              783
Greenpoint Mortgage Funding Trust
   Series 2005-AR3 Class X1
   Interest Only STRIP
   1.273% due 08/25/45                                    5,719              174
   Series 2005-AR4 Class X4
   Interest Only STRIP
   2.300% due 10/25/45                                    7,291              241
   Series 2006-AR2 Class 3A2 (E)
   5.640% due 03/25/36                                    1,741            1,743
   Series 2006-AR5 Class A1A
   5.400% due 10/25/46                                    2,695            2,696
   Series 2006-AR6 Class A1A (E)
   5.400% due 10/25/46                                    1,046            1,046
   Series 2006-AR8 Class 1A1A
   5.400% due 01/25/47                                      896              896
   Series 2007-AR1 Class 2A1A
   5.520% due 03/25/47                                    5,975            5,988
   Series 2007-AR2 Class 1A4A
   5.490% due 04/25/47                                    5,525            5,525
Greenwich Capital Commercial Funding Corp.
   Series 2003-C2 Class A2
   4.022% due 01/05/36                                    2,630            2,573
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    4,950            4,966
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                    2,680            2,680
   Series 2006-RR1 Class A1
   5.964% due 03/18/49                                    2,185            2,129
   Series 2007-GG9 Class A4
   5.444% due 03/10/39                                   13,890           13,951
GS Mortgage Securities Corp.
   Series 2006-OA1 Class A
   Interest Only STRIP
   3.527% due 08/25/35                                    4,750              184

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
GS Mortgage Securities Corp. II
   Series 2006-FL8 Class A1 (E)
   5.420% due 06/06/20                                      627              627
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                    1,660            1,682
   Series 2006-GG8 Class A4
   5.560% due 11/10/39                                   11,460           11,611
   Series 2006-GG8 Class AAB
   5.535% due 11/10/39                                    2,250            2,279
   Series 2006-RR2 Class A1 (p)
   5.639% due 01/07/36                                      925              941
   Series 2006-RR3 Class A1S (p)
   5.466% due 03/18/49                                    6,315            6,374
GSMPS Mortgage Loan Trust (p)
   Series 1998-3 Class A
   7.750% due 09/19/27                                      143              150
   Series 1999-3 Class A
   8.000% due 08/19/29                                      267              282
   Series 2005-RP1 Class 1A3
   8.000% due 01/25/35                                      787              836
   Series 2005-RP1 Class 1A4
   8.500% due 01/25/35                                      885              947
   Series 2006-RP1 Class 1A3
   8.000% due 01/25/36                                      498              511
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.402% due 06/25/34                                    1,310            1,318
   Series 2005-AR6 Class 2A1 (E)
   4.539% due 09/25/35                                    4,350            4,304
   Series 2006-1F Class 5A2
   6.000% due 02/25/36                                      584              580
   Series 2006-OA1 Class 2A1 (E)
   5.510% due 08/25/46                                    2,327            2,329
Harborview Mortgage Loan Trust
   Series 2005-2 Class 2A1A (E)
   5.540% due 05/19/35                                      198              198
   Series 2005-2 Class X
   Interest Only STRIP
   2.276% due 05/19/35                                    8,056              216
   Series 2005-3 Class X2
   Interest Only STRIP
   1.976% due 06/19/35                                    7,907              179
   Series 2005-5 Class 2A1B (E)
   5.610% due 07/19/45                                      515              516
   Series 2005-10 Class 2A1A (E)
   5.630% due 11/19/35                                    2,629            2,637

 90  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2005-10 Class 2A1B (E)
   5.700% due 11/19/35                                      876              880
   Series 2005-14 Class 3A1A
   5.313% due 12/19/35                                      908              909
   Series 2005-15 Class 2A11
   5.590% due 10/20/45                                    2,178            2,184
   Series 2005-16 Class 3A1A (E)
   5.570% due 01/19/36                                    2,677            2,682
   Series 2005-16 Class 3A1B
   5.660% due 01/19/36                                    1,130            1,132
   Series 2005-16 Class X1
   Interest Only STRIP
   2.850% due 01/19/36                                    4,694              144
   Series 2005-16 Class X3
   Interest Only STRIP
   2.610% due 01/19/36                                   11,653              331
   Series 2006-1 Class 2A1A (E)
   5.560% due 03/19/37                                    1,451            1,454
   Series 2006-1 Class PO1
   Principal Only STRIP
   Zero coupon due 03/19/37                                   4                3
   Series 2006-1 Class X1
   Interest Only STRIP
   2.635% due 03/19/37                                    8,727              384
   Series 2006-5 Class PO2
   Principal Only STRIP
   Zero coupon due 07/19/47                                  --               --
   Series 2006-5 Class X2
   Interest Only STRIP
   2.193% due 07/19/47                                   12,898              512
   Series 2006-7 Class 2A1B (E)
   5.570% due 08/19/46                                    1,908            1,912
   Series 2006-9 Class 2A1A (E)
   5.530% due 11/19/36                                    2,483            2,480
   Series 2006-10 Class 2A1A (E)
   5.500% due 11/19/36                                    2,862            2,850
   Series 2006-10 Class 2A1B
   5.560% due 11/19/36                                    3,339            3,327
   Series 2006-12 Class 2A2A (E)
   5.510% due 01/19/38                                   17,841           17,855
   Series 2006-14 Class 2A1A (E)
   5.470% due 03/19/38                                    5,922            5,925
   Series 2006-14 Class 2A1B (E)
   5.520% due 03/19/38                                    1,958            1,960
   Series 2007-1 Class 2A1A (E)
   5.450% due 03/19/37                                    1,857            1,856
Impac CMB Trust
   Series 2004-3 Class 1A
   5.570% due 06/25/34                                      372              372
Impac Secured Assets CMN Owner Trust
   Series 2005-2 Class A1
   5.640% due 03/25/36                                    1,722            1,727

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2006-4 Class A2A
   5.400% due 01/25/37                                      752              752
Indymac Index Mortgage Loan Trust
   Series 2005-AR1 Class AX2
   Interest Only STRIP
   1.390% due 07/25/35                                    6,433              204
   Series 2005-AR2 Class 1A21
   5.863% due 12/25/35                                      938              945
   Series 2005-AR3 Class 1A1
   5.175% due 01/25/36                                    2,030            2,058
   Series 2006-AR1 Class 1A1A
   5.410% due 11/25/46                                      696              698
   Series 2006-AR2 Class A2 (E)
   5.400% due 11/25/36                                    1,812            1,812
   Series 2006-AR6 Class 2A1B
   5.570% due 06/25/47                                    2,223            2,231
   Series 2006-FLX Class A1 (E)
   5.530% due 11/25/36                                    1,610            1,604
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1 Class A3
   5.376% due 07/12/37                                    1,180            1,188
   Series 2002-C2 Class A2
   5.050% due 12/12/34                                   12,000           11,879
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                    1,618            1,600
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    4,095            4,004
   Series 2005-LDP Class A3A1
   4.871% due 10/15/42                                    3,620            3,569
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                    1,345            1,307
   5.345% due 12/15/44                                    3,120            3,111
   Series 2006-CB1 Class A4
   5.814% due 06/12/43                                    3,775            3,891
   5.429% due 12/12/43                                    1,405            1,413
   5.817% due 05/12/45                                    3,435            3,474
   Series 2006-LDP Class A3
   5.336% due 05/15/47                                    1,730            1,718
   Series 2006-LDP Class A3B
   5.447% due 05/15/45                                    3,080            3,104
   Series 2006-LDP Class A4
   6.066% due 04/15/45                                    1,955            2,033
   5.561% due 05/15/45                                    3,005            3,002
   Series 2006-LDP Class AJ
   5.876% due 04/15/45                                    1,110            1,145

                                                     Multistrategy Bond Fund  91

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2006-RR1 Class A1
   5.455% due 10/18/52                                    7,350            7,082
   Series 2007-CB1 Class A4
   5.440% due 06/12/47                                    3,975            4,007
   Series 2007-LDP Class A3
   5.393% due 01/15/49                                    1,630            1,631
JP Morgan Mortgage Trust
   Series 2005-A1 Class 4A1 (E)
   4.776% due 02/25/35                                    1,701            1,670
   Series 2005-A4 Class 1A1
   5.405% due 07/25/35                                      855              852
   Series 2005-A6 Class 1A2
   5.146% due 09/25/35                                    1,470            1,485
   Series 2007-A1 Class 1A1 (E)
   4.202% due 07/25/35                                      990              976
   Series 2007-A1 Class 2A2
   4.767% due 07/25/35                                      985              979
   Series 2007-A1 Class 4A2
   4.071% due 07/25/35                                      994              977
   Series 2007-A1 Class 5A2
   4.771% due 07/25/35                                      981              974
LB-UBS Commercial Mortgage Trust
   Series 2002-C1 Class A4
   6.462% due 03/15/31                                       65               68
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                      490              480
   Series 2004-C4 Class A3
   5.153% due 06/15/29                                    4,310            4,325
   Series 2006-C1 Class A4
   5.156% due 02/15/31                                    4,000            3,944
   Series 2006-C4 Class A4
   5.899% due 06/15/38                                    1,605            1,672
Lehman Brothers Floating Rate Commercial
   Mortgage Trust (p)
   Series 2006-LLF Class A1
   5.400% due 09/15/21                                      344              344
   Series 2006-LLF Class A2
   5.440% due 09/15/21                                    1,766            1,765
Lehman Mortgage Trust
   Series 2005-2 Class 2A3
   5.500% due 12/25/35                                      958              959
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                    5,113            5,131
Lehman XS Trust
   Series 2005-5N Class 1A1
   5.620% due 11/25/35                                    1,210            1,213
   Series 2005-5N Class 3A1A (E)
   5.620% due 11/25/35                                    2,535            2,536
   Series 2005-9N Class 1A1 (E)
   5.590% due 02/25/36                                      766              768
   Series 2006-16N Class A4A (E)
   5.510% due 11/25/46                                    3,995            3,993

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Luminent Mortgage Trust
   Series 2006-1 Class A1
   5.560% due 04/25/36                                    2,076            2,080
   Series 2006-3 Class 11A2
   5.570% due 09/25/35                                    1,225            1,229
   Series 2006-6 Class A1 (E)
   5.600% due 10/25/46                                    1,706            1,709
Master Adjustable Rate Mortgages Trust
   Series 2005-7 Class 2A2
   5.369% due 09/25/35                                    2,699            2,711
   Series 2006-2 Class 4A1
   4.991% due 02/25/36                                    5,618            5,580
Mastr Adjustable Rate Mortgages Trust
   Series 2005-6 Class 7A1
   5.375% due 06/25/35                                      527              525
   Series 2006-2 Class 3A1
   4.849% due 01/25/36                                      813              805
   Series 2006-OA2 Class 4A1A (E)
   5.830% due 12/25/46                                    2,881            2,881
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.668% due 06/25/33                                    1,524            1,556
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                      110              113
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                      403              401
   Series 2004-10 Class 5A6
   5.750% due 09/25/34                                    1,810            1,807
   Series 2005-3 Class 7A1
   6.000% due 04/25/35                                      747              751
Mastr Asset Securitization Trust
   Series 2003-11 Class 6A8
   5.820% due 12/25/33                                    3,531            3,550
   Series 2003-7 Class 4A35 (E)
   5.720% due 09/25/33                                    2,968            2,972
   Series 2004-4 Class 2A2 (E)
   5.770% due 04/25/34                                      754              754
   Series 2005-2 Class 1A1
   5.250% due 11/25/35                                    1,381            1,366
Mastr Reperforming Loan Trust (p)
   Series 2005-1 Class 1A5
   8.000% due 08/25/34                                      651              690
   Series 2005-2 Class 1A4
   8.000% due 05/25/35                                      959              984
Mastr Specialized Loan Trust (p)
   Series 2005-2 Class A2
   5.006% due 07/25/35                                      449              435

 92  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.800% due 06/15/30                                      950              951
Merrill Lynch Floating Trust
   Series 2006-1 Class A1
   5.390% due 06/15/22                                    3,825            3,825
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-A6 Class 2A1 (E)
   5.440% due 08/25/35                                      489              490
   Series 2005-A8 Class A1B1
   5.250% due 08/25/36                                    2,638            2,622
Merrill Lynch Mortgage Trust
   Series 2002-MW1 Class J (p)
   5.695% due 07/12/34                                      365              361
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    2,865            2,817
   Series 2005-CIP Class A2
   4.960% due 07/12/38                                      225              224
   Series 2005-GGP Class E (p)
   4.330% due 11/15/10                                      185              184
   Series 2005-GGP Class F (p)
   4.351% due 11/15/10                                      180              179
Merrill Lynch/Countrywide
Commercial Mortgage Trust
   Series 2007-5 Class A4
   5.378% due 08/12/48                                    4,005            4,010
MLCC Mortgage Investors, Inc.
   Series 2004-HB1 Class A2
   5.771% due 04/25/29                                      370              370
Morgan Stanley Capital I
   Series 1999-FNV Class G
   6.120% due 03/15/31                                      400              403
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                    3,305            3,295
   Series 2006-HQ8 Class A4
   5.388% due 03/12/44                                    2,035            2,052
   Series 2006-HQ9 Class A4
   5.731% due 07/20/44                                    2,124            2,174
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A3
   6.200% due 07/15/33                                      243              243
   Series 2001-TOP Class E
   7.313% due 02/15/33                                      180              191
Morgan Stanley Mortgage Loan Trust
   Series 2006-11 Class 1A6
   6.231% due 08/25/36                                    2,510            2,574
   Series 2006-2 Class 6A
   6.500% due 02/25/36                                      662              673
Nomura Asset Acceptance Corp.
   Series 2005-WF1 Class 2A2
   4.786% due 03/25/35                                    1,285            1,269

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2006-AF1 Class 1A2
   6.159% due 05/25/36                                    1,525            1,545
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                      747              752
Prime Mortgage Trust
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                      388              390
   Series 2004-CL1 Class 1A2 (E)
   5.720% due 02/25/34                                      166              167
   Series 2004-CL1 Class 2A2 (E)
   5.720% due 02/25/19                                       44               44
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6
   5.920% due 04/25/34                                      405              407
   Series 2004-QS8 Class A4
   5.720% due 06/25/34                                    2,797            2,810
   Series 2005-QA1 Class A41
   5.690% due 09/25/35                                    1,509            1,511
   Series 2005-QA8 Class NB3
   5.499% due 07/25/35                                    1,888            1,900
   Series 2005-QO4 Class 2A1
   5.600% due 12/25/45                                    3,143            3,149
   Series 2006-QH1 Class A1 (E)
   5.510% due 12/25/36                                    2,138            2,139
   Series 2006-QO1 Class 1A1
   5.580% due 02/25/46                                      653              653
   Series 2006-QO1 Class 2A1
   5.590% due 02/25/46                                      706              707
   Series 2006-QO6 Class A2 (E)
   5.550% due 06/25/46                                    2,421            2,417
   Series 2006-QS6 Class 1A13
   6.000% due 06/25/36                                    4,760            4,791
   Series 2007-QH1 Class A1
   5.480% due 02/25/37                                    2,110            2,106
   Series 2007-QH2 Class A1 (E)
   5.460% due 02/25/37                                    4,000            4,000
   Series 2007-QO3 Class A1 (E)
   5.480% due 02/25/47                                    7,200            7,119
   Series 2007-QO3 Class SB (p)
   Principal Only STRIP
   Zero coupon due 02/25/47                              24,750            1,423
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                      158              160
   Series 2004-SL4 Class A3
   6.500% due 07/25/32                                      415              423

                                                     Multistrategy Bond Fund  93

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2005-SL1 Class A2
   6.000% due 05/25/32                                      575              582
Residential Asset Securities Corp.
   Series 2003-KS4 Class AIIB
   5.610% due 06/25/33                                      404              405
Residential Asset Securitization Trust
   Series 2003-A15 Class 1A2
   5.770% due 02/25/34                                    3,275            3,285
Residential Funding Mortgage Securities I
   Series 2003-S5 Class 1A2 (E)
   5.770% due 11/25/18                                    1,111            1,117
   Series 2003-S14 Class A5
   5.720% due 07/25/18                                    2,297            2,306
   Series 2003-S20 Class 1A7 (E)
   5.820% due 12/25/33                                      270              271
   Series 2006-SA3 Class 3A1
   6.058% due 09/25/36                                    1,404            1,421
   Series 2006-SA4 Class 2A1
   6.164% due 10/25/36                                    3,264            3,317
SBA CMBS Trust (A)
   Series 2006-1A Class B
   5.451% due 11/15/36                                    2,060            2,070
Sequoia Mortgage Trust
   Series 2004-3 Class A
   5.670% due 04/20/34                                    3,487            3,488
Small Business Administration
   Series 1999-P10 Class 1
   7.540% due 08/10/09                                      412              425
   Series 2000-10B Class 1
   7.452% due 09/01/10                                      347              362
Small Business Administration Participation
   Certificates
   Series 2004-20F Class 1
   5.520% due 06/01/24                                      335              341
   Series 2005-20G Class 1
   4.750% due 07/01/25                                    2,764            2,697
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 Class 5A
   5.500% due 12/25/34                                      462              461
   Series 2005-19X Class 1A1
   5.640% due 10/25/35                                    1,154            1,158
   Series 2005-22 Class 4A2
   5.379% due 12/25/35                                      133              132
   Series 2006-1 Class 2A3
   5.623% due 02/25/36                                    1,650            1,653
   Series 2006-5 Class 5A4
   5.575% due 06/25/36                                      319              318
Structured Asset Mortgage Investments, Inc.
   Series 2006-AR1 Class 3A1
   5.550% due 02/25/36                                      858              859

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2006-AR3 Class 11A2
   5.590% due 04/25/36                                    2,361            2,361
   Series 2006-AR3 Class 3A1
   5.510% due 02/25/36                                      999            1,000
   Series 2006-AR6 Class 1A3
   5.510% due 07/25/36                                    2,386            2,390
   Series 2006-AR8 Class A1A (E)
   5.520% due 10/25/36                                    8,538            8,505
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   6.954% due 11/25/32                                       96               98
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                      398              399
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                    4,630            4,579
   Series 2005-6 Class B2
   5.344% due 05/25/35                                      282              268
Thornburg Mortgage Securities Trust (E)
   Series 2003-2 Class A1
   5.660% due 04/25/43                                    1,714            1,715
   Series 2006-5 Class A1
   5.440% due 08/25/36                                    5,287            5,278
   Series 2006-6 Class A1
   5.430% due 12/25/36                                    2,065            2,064
Tobacco Settlement Authority of Iowa
   6.500% due 06/01/23                                      395              395
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                    4,840            4,745
   Series 2005-C21 Class A4
   5.196% due 10/15/44                                    4,000            3,988
   Series 2006-C28 Class A2
   5.500% due 10/15/48                                    1,510            1,524
   Series 2006-WL7 Class A1 (E)(p)
   5.410% due 09/15/21                                    7,904            7,904
   Series 2006-WL7 Class A2 (E)(p)
   5.440% due 09/15/21                                    1,875            1,875
Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2005-4 Class CB11
   5.500% due 06/25/35                                      980              964
   Series 2005-9 Class 3CB
   5.500% due 10/25/20                                      660              660

 94  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2006-2 Class 2CB
   6.500% due 03/25/36                                      895              910
   Series 2006-5 Class 2CB3
   6.000% due 07/25/36                                    1,400            1,418
   Series 2006-AR2 Class A1A
   5.823% due 04/25/46                                    1,717            1,725
   Series 2006-AR5 Class 3A (E)
   5.920% due 07/25/46                                    1,029            1,035
   Series 2006-AR7 Class A1A (E)
   5.900% due 09/25/46                                    1,672            1,681
   Series 2006-AR8 Class 2A (E)
   5.830% due 10/25/46                                    3,621            3,640
   Series 2006-AR9 Class 2A (E)
   5.820% due 11/25/46                                    3,863            3,863
   Series 2007-OA2 Class 2A (E)
   5.633% due 01/25/47                                    1,853            1,851
Washington Mutual Mortgage
   Pass-Through Certificates
   Series 2002-AR9 Class 1A
   6.380% due 08/25/42                                      530              531
   Series 2003-S9 Class A2
   5.870% due 10/25/33                                    3,057            3,072
   Series 2003-S10 Class A2
   5.000% due 10/25/18                                      644              638
   Series 2004-AR1 Class A2C (E)
   5.635% due 07/25/44                                        2                2
   Series 2004-AR1 Class A3 (E)
   5.635% due 10/25/44                                        8                8
   Series 2004-AR1 Class X
   Interest Only STRIP
   0.547% due 07/25/44                                    7,660              133
   0.376% due 10/25/44                                   10,395              182
   Series 2004-AR8 Class X
   Interest Only STRIP
   0.548% due 06/25/44                                    4,365               78
   Series 2004-CB3 Class 1A
   6.000% due 10/25/34                                      333              334
   Series 2004-CB3 Class 4A
   6.000% due 10/25/19                                      719              727
   Series 2005-AR1 Class 1A1
   4.838% due 10/25/35                                    2,489            2,458
   Series 2005-AR1 Class A1A
   5.640% due 08/25/45                                    1,880            1,885
   Series 2005-AR1 Class A1A1
   5.610% due 10/25/45                                    5,180            5,186
   5.580% due 11/25/45 (E)                                1,920            1,926
   Series 2005-AR1 Class A1A2
   5.610% due 12/25/45                                      947              951
   Series 2005-AR1 Class A1B1
   5.610% due 08/25/45                                      278              278
   5.580% due 10/25/45                                      628              629
   5.570% due 11/25/45                                      657              659
   5.570% due 12/25/45                                    1,021            1,022

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2005-AR1 Class A1B3 (E)
   5.670% due 12/25/45                                    1,396            1,400
   Series 2005-AR6 Class B3 (E)
   5.980% due 04/25/45                                    1,837            1,836
   Series 2005-AR8 Class 2A1A (E)
   5.610% due 07/25/45                                    1,086            1,088
   Series 2005-AR8 Class 2AB3
   5.680% due 07/25/45                                      819              821
   Series 2006-AR1 Class 1A (E)
   5.860% due 10/25/46                                    2,713            2,727
   5.800% due 12/25/46                                    1,770            1,776
   5.670% due 01/25/47                                      940              939
   Series 2006-AR1 Class 1A4
   5.664% due 11/25/36                                    7,841            7,887
   Series 2006-AR1 Class 2A
   5.890% due 09/25/46                                      784              785
   Series 2006-AR1 Class 3A1A (E)
   5.900% due 09/25/46                                      945              950
   Series 2006-AR4 Class 1A1B
   5.823% due 05/25/46                                    1,626            1,632
   Series 2006-AR7 Class 1A (E)
   5.963% due 07/25/46                                      736              739
   Series 2006-AR8 Class 1A5
   5.917% due 08/25/46                                      278              282
   Series 2006-AR8 Class 2A3 (E)
   6.151% due 08/25/46                                      188              191
   Series 2007-HY3 Class 4A1
   5.357% due 03/25/37                                    8,799            8,767
   Series 2007-HY3 Class 4B1
   5.358% due 03/25/37                                    1,475            1,458
   Series 2007-OA2 Class 1A (E)
   5.680% due 03/25/47                                    1,922            1,920
Washington Mutual, Inc.
   Series 2005-AR1 Class A1A2
   5.600% due 11/25/45                                    1,536            1,542
   5.610% due 12/25/45                                    1,643            1,648
   Series 2006-AR1 Class 1A1
   5.967% due 09/25/36                                    1,468            1,486
Wells Fargo Mortgage Backed Securities Trust
   Series 2004-T Class A1 (E)
   4.420% due 09/25/34                                      521              525
   Series 2005-12 Class 1A7
   5.500% due 11/25/35                                    1,559            1,521
   Series 2005-14 Class 2A1
   5.500% due 12/25/35                                    2,514            2,466

                                                     Multistrategy Bond Fund  95

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 2005-17 Class 1A1
   5.500% due 01/25/36                                    2,091            2,048
   Series 2005-17 Class 1A2
   5.500% due 01/25/36                                    1,215            1,186
   Series 2005-18 Class 1A1
   5.500% due 01/25/36                                    7,816            7,657
   Series 2006-1 Class A3
   5.000% due 03/25/21                                    1,427            1,398
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                    3,831            3,832
   Series 2006-2 Class 3A1
   5.750% due 03/25/36                                    9,517            9,482
   Series 2006-4 Class 1A8
   5.750% due 04/25/36                                      902              913
   Series 2006-4 Class 2A3
   5.750% due 04/25/36                                      667              661
   Series 2006-7 Class 2A1
   6.000% due 06/25/36                                      471              471
   Series 2006-AR1 Class 1A2 (E)
   6.035% due 09/25/36                                      833              841
   Series 2006-AR1 Class 2A2
   5.737% due 11/25/36                                    1,020            1,023
   Series 2006-AR1 Class 2A4 (E)
   6.119% due 10/25/36                                    1,206            1,222
   Series 2006-AR1 Class 5A1 (E)
   5.604% due 07/25/36                                    1,345            1,347
   Series 2006-AR1 Class A1
   5.730% due 12/25/36                                    4,603            4,615
   Series 2006-AR1 Class A7
   5.534% due 08/25/36                                    1,613            1,606
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                    2,788            2,767
   Series 2006-AR4 Class 1A1
   5.830% due 04/25/36                                    1,961            1,964
   Series 2006-AR4 Class 2A1
   5.704% due 04/25/36                                    3,056            3,075
   Series 2006-AR5 Class 2A1
   5.532% due 04/25/36                                      480              482
   Series 2006-AR6 Class 7A1 (E)
   5.111% due 03/25/36                                    8,046            7,956
Zuni Mortgage Loan Trust (E)
   Series 2006-OA1 Class A1
   5.450% due 08/25/36                                    3,508            3,505
                                                                  --------------
                                                                       2,214,791
                                                                  --------------

Municipal Bonds - 0.2%
Badger TOB Asset Securitization Corp. Revenue
   Bonds weekly demand
   6.375% due 06/01/32                                      700              761
California State University Revenue Bonds weekly
   demand (u)
   5.000% due 11/01/30                                      435              460

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
New Jersey Economic Development Authority
   Revenue Bonds weekly demand
   5.750% due 06/15/34                                      745              804
New York City Municipal Water Finance Authority
   Revenue Bonds weekly demand
   4.750% due 06/15/38                                    1,700            1,742
New York State Urban Development Corp. Revenue
   Bonds weekly demand (u)
   5.250% due 03/15/34                                      540              582
State of California General Obligation Unlimited
   weekly demand
   5.000% due 02/01/33                                      370              388
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                      480              460
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                      555              578
State of Texas General Obligation Unlimited
   weekly demand
   4.750% due 04/01/35                                      450              458
Tobacco Settlement Financing Corp. Revenue Bonds
   weekly demand
   5.500% due 06/01/26                                    1,500            1,594
West Virginia Economic Development Authority
   Revenue Bonds (u)
   5.370% due 07/01/20                                      200              200
                                                                  --------------
                                                                           8,027
                                                                  --------------

Non-US Bonds - 1.1%
Argentina Government International Bond
   5.830% due 12/31/33                             ARS    4,660            2,273
Barclays Bank PLC
   Series BRL$
   4.861% due 05/19/15                             BRL   25,000           19,568
Bombardier, Inc. (A)
   7.250% due 11/15/16                              EUR     375              541
Colombia Government International Bond
   12.000% due 10/22/15                          COP 10,945,000            5,980

 96  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
Federative Republic of Brazil
   12.500% due 01/05/22                            BRL    7,656            5,263
   10.250% due 01/10/28                            BRL    4,530            2,440
Mexican Bonos
   9.500% due 12/18/14                              MXN  11,335            1,141
   Series M 10
   8.000% due 12/17/15                              MXN  23,413            2,174
   Series M 20
   10.000% due 12/05/24                             MXN   8,890              985
Norway Government Bond
   6.500% due 05/15/13                              NOK  42,227            7,697
Province of Quebec Canada
   5.000% due 12/01/15                             CAD    4,929            4,616
Quebec Residual
   Zero coupon due 12/01/36                        CAD    3,760              849
Queensland Treasury Corp.
   Series 15G
   6.000% due 10/14/15                              AUD   3,372            2,778
TELUS Corp.
   4.950% due 03/15/17                             CAD    1,095              910
United Kingdom Gilt
   5.750% due 12/07/09                             GBP    1,600            3,221
   8.000% due 09/27/13                             GBP    2,545            5,859
                                                                  --------------
                                                                          66,295
                                                                  --------------

United States Government Agencies - 2.0%
Fannie Mae
   2.500% due 06/15/08                                    3,460            3,365
   4.150% due 09/10/09                                   12,000           11,823
   7.250% due 01/15/10                                    3,025            3,210
   3.875% due 02/15/10                                    5,035            4,918
   4.750% due 04/20/10                                    7,620            7,609
   4.375% due 06/21/10                                    8,000            7,903
   5.050% due 02/07/11                                    6,600            6,654
   Zero coupon due 10/09/19                               2,155            1,092
Federal Home Loan Bank
   4.800% due 05/02/08                                   18,000           17,955
   Series 577
   4.500% due 09/26/08                                   16,900           16,797
Federal Home Loan Bank System
   5.375% due 08/19/11 (N)                                1,240            1,267
   5.310% due 12/28/12                                    5,500            5,622
   Series VX10
   4.200% due 05/07/10                                    9,000            8,832
Financing Corp.
   Principal Only STRIP
   Series 1
   Zero coupon due 05/11/16                                 400              257
   Series 2P
   Zero coupon due 11/30/17                                 330              195
   Series 3P
   Zero coupon due 11/30/17                                 885              522

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series 5P
   Zero coupon due 02/08/18                                 490              286
   Series 6P
   Zero coupon due 08/03/18                               2,355            1,337
   Series 8P
   Zero coupon due 08/03/18                               4,660            2,646
   Series 9P
   Zero coupon due 10/06/17                               2,315            1,377
   Series 10P
   Zero coupon due 11/30/17                               3,865            2,280
   Series 12P
   Zero coupon due 12/06/18                               1,770              985
   Series 13
   Zero coupon due 12/27/16                               2,055            1,274
   Series 13P
   Zero coupon due 12/27/18                               5,420            3,007
   Series 15P
   Zero coupon due 03/07/19                                 525              288
   Series 16P
   Zero coupon due 04/05/19                               2,320            1,267
   Series 19
   Zero coupon due 06/06/16                               1,185              757
   Series A-P
   Zero coupon due 10/06/17                                 345              205
   Series B-P
   Zero coupon due 04/06/18                                 785              454
   Series C-P
   Zero coupon due 11/30/17                               1,820            1,074
   Series D-P
   Zero coupon due 09/26/19                               1,340              713
   Series E-P
   Zero coupon due 11/02/18                                 855              479
Freddie Mac
   4.750% due 01/19/16                                      155              153
                                                                  --------------
                                                                         116,603
                                                                  --------------

United States Government Treasuries - 13.9%
United States Treasury Principal
   Zero coupon due 05/15/30                              10,000            3,271
United States Treasury Inflation Indexed Bonds
   2.375% due 04/15/11                                    4,797            4,863
   3.375% due 01/15/12                                    6,972            7,400
   3.000% due 07/15/12                                    6,810            7,145
   2.000% due 01/15/14                                    7,736            7,670
   2.000% due 07/15/14                                    9,655            9,574
   1.875% due 07/15/15                                    6,412            6,275

                                                     Multistrategy Bond Fund  97

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   2.000% due 01/15/16                                       --               --
   2.500% due 07/15/16                                    2,609            2,679
   2.375% due 01/15/17                                   13,585           13,797
   2.375% due 01/15/25                                    5,397            5,425
   2.000% due 01/15/26                                    9,857            9,358
   2.375% due 01/15/27                                    5,837            5,880
   3.625% due 04/15/28                                      754              916
United States Treasury Note
   4.875% due 01/31/09                                   95,000           95,304
United States Treasury Notes
   3.000% due 02/15/08                                      130              128
   3.375% due 02/15/08                                      300              296
   4.875% due 10/31/08                                   18,500           18,529
   4.750% due 12/31/08                                   41,725           41,754
   4.500% due 03/31/09                                   32,790           32,716
   3.875% due 05/15/09                                      390              385
   4.000% due 06/15/09                                    1,720            1,700
   4.875% due 08/15/09                                   50,000           50,322
   3.375% due 10/15/09                                    8,805            8,566
   3.625% due 01/15/10                                    9,205            8,991
   4.750% due 02/15/10                                   12,000           12,067
   4.000% due 03/15/10                                   11,715           11,551
   4.000% due 04/15/10                                      150              148
   3.625% due 06/15/10                                    2,860            2,787
   4.125% due 08/15/10                                    1,050            1,038
   3.875% due 09/15/10                                    5,255            5,153
   4.375% due 12/15/10                                   37,345           37,190
   4.500% due 02/28/11                                      590              590
   4.875% due 04/30/11                                   23,725           24,036
   4.625% due 08/31/11                                    8,355            8,394
   4.500% due 09/30/11                                  100,000           99,941
   4.625% due 10/31/11                                       50               50
   4.750% due 01/31/12                                      380              384
   4.500% due 03/31/12                                   11,125           11,116
   4.000% due 11/15/12                                    4,230            4,127
   3.875% due 02/15/13                                    7,100            6,871
   4.250% due 08/15/13                                    4,365            4,301
   12.000% due 08/15/13                                     315              343
   Principal Only STRIP
   Zero coupon due 11/15/13                               1,855            1,380
   4.250% due 11/15/13                                   16,625           16,349
   4.750% due 05/15/14                                    7,035            7,111
   13.250% due 05/15/14                                     510              595
   12.500% due 08/15/14                                     605              709
   4.250% due 11/15/14                                    2,655            2,599
   4.125% due 05/15/15                                    7,050            6,826
   4.250% due 08/15/15                                   18,305           17,853
   5.125% due 05/15/16                                       90               93
   4.875% due 08/15/16                                      590              601
   4.625% due 11/15/16                                       80               80
   4.625% due 02/15/17                                       70               70
   8.750% due 05/15/17                                    1,870            2,475
   8.125% due 08/15/19                                   19,045           24,928
   8.125% due 08/15/21                                   14,495           19,359

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Principal Only STRIP
   Zero coupon due 11/15/21                              20,475           10,029
   7.125% due 02/15/23                                   10,875           13,552
   7.625% due 02/15/25                                    2,500            3,308
   6.000% due 02/15/26                                   46,280           52,546
   6.375% due 08/15/27                                    7,675            9,128
   6.125% due 08/15/29                                   15,055           17,580
   5.375% due 02/15/31                                    2,660            2,849
   4.500% due 02/15/36                                   26,400           25,035
   4.750% due 02/15/37                                    1,190            1,177
                                                                  --------------
                                                                         809,263
                                                                  --------------

TOTAL LONG-TERM INVESTMENTS
(cost $4,813,968)                                                      4,829,834
                                                                  --------------

COMMON STOCKS - 0.3%
Financial Services - 0.3%
Emerging Market Local Currency Fund (AE)              1,167,031           13,818
Pacific Investment Management Co. Series High
   Yield Portfolio Institutional                        111,053              963
                                                                  --------------

TOTAL COMMON STOCKS
(cost $14,492)                                                            14,781
                                                                  --------------

PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
DG Funding Trust (f)(A)                                     361            3,817
Harborview NIM Corp. (AE)(p)                             16,979            1,085
                                                                  --------------
                                                                           4,902
                                                                  --------------

Producer Durables - 0.0%
Nexen, Inc.                                              12,590              321
                                                                  --------------

TOTAL PREFERRED STOCKS
(cost $5,229)                                                              5,223
                                                                  --------------

WARRANTS & RIGHTS - 0.0%
Materials and Processing - 0.0%
Solutia, Inc.
   2009 Warrants (AE)(p)                                      1               --
                                                                  --------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)

 98  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
   Series E                                               3,950               28
                                                                  --------------
TOTAL WARRANTS & RIGHTS
(cost $84)                                                                    28
                                                                  --------------
                                                    NOTIONAL
                                                     AMOUNT
                                                       $
                                                 --------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Jun 2007 91.25 Put (959)                             218,772                6
   Jun 2007 94.25 Put (978)                             230,441                6
   Jun 2007 94.50 Put (130)                              30,712                1
   Sep 2007 90.50 Put (160)                              36,200                1
   Sep 2007 90.75 Put (311)                              70,558                2
   Sep 2007 91.00 Put (85)                               19,338               --
   Sep 2007 91.25 Put (284)                              64,788                2
   Sep 2007 94.75 Put (960)                             227,400              180
   Dec 2007 91.25 Put (608)                             138,700                4
   Dec 2007 94.50 Put (96)                               22,680                5
   Dec 2007 94.75 Put (2,322)                           550,024              450
   Mar 2008 91.75 Put (1,500)                           344,063                9
   Mar 2008 92.25 Put (2,723)                           627,992               17
   Mar 2008 93.00 Put (436)                             101,370                3
   Jun 2008 92.75 Put (472)                             109,445                3

Forward Volatility Agreements
(Fund Pays/Fund Receives)
   USD/JPY 1 Year
   Mar 2010 103.8 Call (1)                                1,000                6
   JPY/USD 1 Year
   Mar 2010 103.8 Put (1)                                 1,000                6
Swaptions
(Fund Pays/Fund Receives)
   EUR Six Month LIBOR/
   EUR 3.960%
   Jul 2007 0.00 Call (3)                                40,939               --
   EUR Six Month LIBOR/
   EUR 4.100%
   Jul 2007 0.00 Call (1)                                15,011               --
   GBP Six Month LIBOR/
   GBP 5.080%
   Jun 2007 0.00 Call (2)                                 7,599               --
   USD Three Month LIBOR/
   USD 4.850%
   Jul 2007 0.00 Call (1)                                30,000                1
   USD Three Month LIBOR/
   USD 4.900%
   Jul 2007 0.00 Call (1)                                37,000              101
   USD Three Month LIBOR/
   USD 5.250%

--------------------------------------------------------------------------------
                                                    NOTIONAL          MARKET
                                                     AMOUNT           VALUE
                                                       $                $
                                                 --------------
   Jul 2007 0.00 Call (1)                                72,000               64
   USD Three Month LIBOR/
   USD 5.370%
   Jul 2007 0.00 Call (1)                                20,200              161
   USD Three Month LIBOR/
   USD 5.500%
   Jun 2007 0.00 Call (1)                                26,000              266
   USD Three Month LIBOR/
   USD 4.700%
   Aug 2007 0.00 Call (1)                                18,000               81
   USD Three Month LIBOR/
   USD 4.800%
   Aug 2007 0.00 Call (1)                                16,000               65
   USD Three Month LIBOR/
   USD 4.900%
   Aug 2007 0.00 Call (2)                                39,000              111
   USD Three Month LIBOR/
   USD 5.000%
   Aug 2007 0.00 Call (1)                                47,000               99
   USD Three Month LIBOR/
   USD 4.900%
   Oct 2007 0.00 Call (1)                                21,000               71
   USD Three Month LIBOR/
   USD 4.750%
   Feb 2008 0.00 Call (1)                                32,000               63
   USD Three Month LIBOR/
   USD 5.000%
   Feb 2008 0.00 Call (1)                                47,700              152
   USD Three Month LIBOR/
   USD 4.750%
   Mar 2008 0.00 Call (2)                               116,400              602
   USD Three Month LIBOR/
   USD 4.750%
   Sep 2008 0.00 Call (1)                                 5,000               33
                                                                  --------------

TOTAL OPTIONS PURCHASED
(cost $3,675)                                                              2,571
                                                                  --------------
SHORT-TERM INVESTMENTS - 27.4%
Abbey National NA LLC (c)(z)
   5.230% due 05/21/07                                    8,600            8,573
ANZ National International, Ltd.
   5.225% due 07/06/07                                   30,900           30,487
AT&T Wireless Services, Inc. (c)
   7.500% due 05/01/07                                    6,425            6,425

                                                     Multistrategy Bond Fund  99

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
AT&T, Inc. (p)
   4.214% due 06/05/07                                    1,100            1,099
AXA Financial, Inc.
   6.500% due 04/01/08                                      325              328
Bank of Ireland Governor & Co. (c)(z)
   5.240% due 05/01/07                                   13,600           13,600
   5.235% due 05/08/07                                    8,600            8,590
   5.230% due 07/10/07                                    2,200            2,171
Barclays Bank PLC
   5.281% due 03/17/08                                    9,400            9,404
BNP Paribas Financial, Inc.
   5.185% due 07/06/07                                   22,700           22,308
Capital Auto Receivables Asset Trust
   Series 2003-3 Class A3B
   5.400% due 01/15/08                                       62               62
   Series 2004-2 Class A2
   3.350% due 02/15/08                                      107              107
Caterpillar Financial Services Corp.
   Series MTNF
   5.430% due 08/20/07                                      470              470
   3.625% due 11/15/07                                      160              159
CBA (DE) Finance Discount Notes
   5.230% due 07/10/07                                   32,400           31,972
CIT Group, Inc.
   5.750% due 09/25/07                                      125              125
   3.650% due 11/23/07                                      260              257
Citigroup Funding, Inc.
   Zero coupon due 11/15/07                               3,010            3,167
Citigroup Global Markets Deutschland for Tyumen
   Oil Co.
   Series REGS
   11.000% due 11/06/07                                   2,890            2,961
Citigroup Global Markets
   Holdings, Inc.
   Series MTNM
   5.390% due 03/07/08                                    3,100            3,102
Citigroup, Inc.
   4.200% due 12/20/07                                    3,600            3,574
   3.500% due 02/01/08                                    4,645            4,585
Clorox Co.
   5.485% due 12/14/07                                      705              705
Comcast Cable Communications LLC
   8.375% due 05/01/07                                      110              110
Comcast LCI Holdings
   7.625% due 02/15/08                                      100              102
Daimlerchrysler NA Holding Corp. (c)(z)
   5.345% due 06/22/07                                    2,000            1,984
DaimlerChrysler NA Holding Corp.
   4.750% due 01/15/08                                      300              299
   Series MTND
   5.820% due 09/10/07                                    4,200            4,205

--------------------------------------------------------------------------------
                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
Delphi Corp., Term Loan C
   8.125% due 12/31/07                                      400              401
Donohue Forest Products
   7.625% due 05/15/07                                      665              665
Dresdner Bank AG (p)
   Zero coupon due 01/24/08                               2,235            2,146
El Paso Corp. (N)
   6.950% due 12/15/07                                    2,600            2,618
Enterprise Products Operating, LP
   Series B
   4.000% due 10/15/07                                      860              854
Fannie Mae
   4.200% due 03/24/08                                   11,000           10,902
   3.500% due 03/28/08                                    1,925            1,897
Federal Home Loan Bank System
   Series IY08
   3.400% due 03/18/08                                    6,000            5,912
Ford Motor Credit Co. (N)
   6.193% due 09/28/07                                    1,400            1,400
France Treasury Bills BTF
   Zero coupon due 05/03/07                               1,600            2,183
   Zero coupon due 07/05/07                                 500              678
Freddie Mac
   3.450% due 03/12/08                                    6,000            5,914
   Series *
   2.750% due 03/15/08                                    1,060            1,038
General Electric Capital Corp.
   Series MTNA (N)
   5.445% due 01/15/08                                      700              701
Golden West Financial Corp.
   4.125% due 08/15/07                                      175              174
Greater Bay Bancorp
   Series B
   5.250% due 03/31/08                                      900              898
Harrah's Operating Co., Inc.
   7.125% due 06/01/07                                    1,895            1,897
HSBC Finance Corp.
   5.400% due 10/04/07                                    2,200            2,201
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                      435              435
International Lease Finance Corp.
   3.750% due 08/01/07                                      115              115
IXIS Corp.
   5.230% due 06/08/07                                   30,900           30,729
JP Morgan Chase Bank/London
   Series EMtN
   Zero coupon due 04/24/08                              30,770            5,016

 100  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank
   Series BKNT
   3.800% due 02/08/08                                      755              746
Mandalay Resort Group
   Series B
   10.250% due 08/01/07                                   2,830            2,858
MGM Mirage
   9.750% due 06/01/07                                    2,020            2,028
Mirage Resorts, Inc.
   6.750% due 08/01/07                                      600              601
Morgan Stanley
   Series MTNF
   5.485% due 01/18/08                                    1,400            1,401
Motorola, Inc.
   4.608% due 11/16/07                                      793              789
Norfolk Southern Corp.
   7.350% due 05/15/07                                      320              320
Oneok, Inc.
   5.510% due 02/16/08                                    1,835            1,838
Pepco Holdings, Inc.
   5.500% due 08/15/07                                    1,070            1,070
Plantinum Underwriters Financial, Inc.
   Series B
   6.371% due 11/16/07                                      405              403
Popular North America, Inc.
   4.250% due 04/01/08                                      370              365
PSEG Energy Holdings LLC
   8.625% due 02/15/08                                       94               96
Reynolds American, Inc.
   Series *
   6.500% due 06/01/07                                      450              450
Royal Bank of Scotland (z)
   5.265% due 03/26/08                                    1,000            1,000
Russell Investment Company
   Money Market Fund                              1,179,699,000        1,179,699
Sempra Energy
   4.621% due 05/17/07                                      335              335
Skandinaviska Enskilda Banken
   5.270% due 07/06/07                                    2,400            2,400
   5.340% due 07/06/07                                    3,000            2,999
Societe Generale NA
   5.220% due 05/10/07                                   10,800           10,786
   5.220% due 06/19/07 (c)(z)                            14,500           14,397
Starwood Hotels & Resorts Worldwide, Inc. (c)
   7.375% due 05/01/07                                       65               65
Starbound Reinsurance, Ltd.
   7.370% due 03/31/08                                   11,000           11,000
Starbound Reinsurance, Ltd.,
   Term Loan B
   6.870% due 03/31/08                                    4,000            4,000

--------------------------------------------------------------------------------
                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
TELUS Corp.
   7.500% due 06/01/07                                    2,790            2,794
Total SA
   5.290% due 05/01/07                                    1,600            1,600
Travelers Cos., Inc. (The)
   5.010% due 08/16/07                                    2,220            2,217
UBS Financial Del LLC
   5.225% due 06/01/07                                    1,700            1,691
UBS Financial Del LLC
   5.215% due 07/08/07                                    4,900            4,873
UBS Financial Del LLC
   5.230% due 07/12/07                                    2,200            2,171
UBS Financial Del LLC
   5.200% due 0802/07                                    27,200           26,721
Union Pacific Corp.
   6.625% due 02/01/08                                      265              267
   Series MTNE
   6.790% due 11/09/07                                      110              111
United States Treasury Bills
   4.997% due 05/17/07 (c)(z)(sec.)                          60               60
   5.011% due 05/17/07 (c)(z)(sec.)                          55               55
   5.050% due 05/17/07 (c)(z)(sec.)                          70               70
   5.056% due 05/17/07 (c)(z)(sec.)                          30               30
   5.079% due 05/17/07 (c)(z)(sec.)                         110              110
   5.085% due 05/17/07 (c)(sec.)                            255              254
   5.117% due 05/17/07 (c)(z)(sec.)                          85               85
   5.145% due 05/17/07 (c)(sec.)                          1,465            1,462
   5.039% due 05/31/07 (c)(sec.)                            250              249
   5.109% due 05/31/07 (c)(sec.)                          2,650            2,639
   5.176% due 05/31/07 (c)(sec.)                          1,760            1,753
   4.864% due 06/14/07 (c)(z)(sec.)                          50               50
   4.941% due 06/14/07 (c)(sec.)                            500              496
   4.943% due 06/14/07 (c)                                  500              496
   4.950% due 06/14/07 (c)(sec.)                            150              149
   4.966% due 06/14/07 (c)                                  250              249
   5.009% due 06/14/07 (c)(z)(sec.)                          80               80
   5.016% due 06/14/07 (c)(sec.)                            500              497
   5.028% due 06/14/07 (c)(sec.)                            500              497
   5.077% due 06/14/07 (c)(sec.)                            250              248
   5.088% due 06/14/07 (c)(sec.)                          2,915            2,896
   5.093% due 06/14/07 (c)(sec.)                          2,730            2,714
   5.062% due 07/12/07 (sec.)                               350              347
   5.110% due 07/12/07 (sec.)                               650              644
United States Treasury Notes
   3.125% due 05/15/07                                   23,055           23,037
   6.625% due 05/15/07                                    1,920            1,921
   4.625% due 02/29/08                                    6,000            5,982

                                                    Multistrategy Bond Fund  101

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                   PRINCIPAL          MARKET
                                                   AMOUNT ($)         VALUE
                                                   OR SHARES            $
--------------------------------------------------------------------------------
WellPoint, Inc.
   3.750% due 12/14/07                                      270              267
Westpactrust Securities NZ Ltd.
   5.230% due 07/20/07                                   34,300           33,861
Wisconsin Electric Power Co.
   3.500% due 12/01/07                                      145              143
                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,603,368)                                                      1,603,137
                                                                  --------------

OTHER SECURITIES - 17.2%
Russell Investment Money Market Fund (X)            193,509,087          193,509
State Street Securities
   Lending Quality Trust (X)                        813,238,926          813,239
                                                                  --------------

TOTAL OTHER SECURITIES
(cost $1,006,748)                                                      1,006,748
                                                                  --------------

TOTAL INVESTMENTS - 127.8%
(identified cost $7,447,564)                                           7,462,322

OTHER ASSETS AND LIABILITIES,
NET - (27.8%)                                                         (1,621,860)
                                                                  --------------

NET ASSETS - 100.0%                                                    5,840,462
                                                                  ==============

See accompanying notes which are an integral part of the financial statements.

 102  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Euribor Futures
   expiration date 12/07 (63)                              20,564                (52)
   expiration date 03/08 (15)                               4,896                (16)
   expiration date 06/08 (97)                              31,678                (70)
   expiration date 09/08 (11)                               3,595                 (7)
   expiration date 12/08 (11)                               3,596                 (6)

Euro-Bund Futures
   expiration date 06/07 (287)                             44,711               (316)

Euro Yen Futures
   expiration date 12/07 (96)                              19,905                 16

Eurodollar Futures (CME)
   expiration date 06/07 (828)                            195,977               (178)
   expiration date 09/07 (210)                             49,770               (105)
   expiration date 12/07 (1,768)                          419,856               (843)
   expiration date 03/08 (3,304)                          786,228               (365)
   expiration date 06/08 (2,892)                          689,164                341
   expiration date 09/08 (1,096)                          261,328                392
   expiration date 12/08 (1,208)                          288,048                488
   expiration date 03/09 (29)                               6,914                  2

Germany 5 Year Bond (Germany)
   expiration date 06/07 (55)                               8,089                  5
Germany 10 Year Bond (Germany)
   expiration date 06/07 (34)                               5,296                (52)

Japanese 10 Year Bond (Japan)
   expiration date 06/07 (146)                            164,148                913

LIBOR Futures
   expiration date 09/07 (52)                              12,230                (69)
   expiration date 12/07 (99)                              23,286               (120)
   expiration date 03/08 (15)                               3,530                (24)
   expiration date 06/08 (53)                              12,481                (20)
   expiration date 09/08 (17)                               4,005                (26)

United States Treasury Bonds
   expiration date 06/07 (1,587)                          177,347                (16)

United States Treasury
   2 Year Notes
   expiration date 06/07 (1,647)                          337,172               (330)

United States Treasury
   5 Year Notes
   expiration date 06/07 (5,260)                          556,656                581

------------------------------------------------------------------------------------
                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $

United States Treasury
   10 Year Notes
   expiration date 06/07 (3,530)                          382,398                529
   expiration date 09/07 (99)                              10,732                 43

Short Positions
Euro-Bobl Futures (Germany)
   expiration date 06/07 (818)                            120,311                881

Euro-Schatz Bond Futures
   expiration date 06/07 (65)                               9,149                 42

Eurodollar Futures (CME)
   expiration date 12/07 (71)                              16,861                 19

Long Gilt Bond (UK)
   expiration date 06/07 (47)                              10,073                146

United States Treasury Bonds
   expiration date 06/07 (1,243)                          138,905               (423)

United States Treasury
   2 Year Notes
   expiration date 06/07 (219)                             44,833                 27

United States Treasury
   10 Year Notes
   expiration date 06/07 (2,425)                          262,696                 19
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,406
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  103

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Swaptions
(Fund Pays/Fund Receives)
   EUR 4.100%/EUR Six Month LIBOR
   Jul 2007 0.00 Call (3)                                  16,376                (60)
   EUR 4.230%/EUR Six Month LIBOR
   Jul 2007 0.00 Call (1)                                   6,823                 (2)
   GBP 4.850%/GBP Six Month LIBOR
   Jun 2007 0.00 Call (2)                                   2,200                 --
   USD 4.900%/USD Three Month LIBOR
   March 2008 0.00 Call (2)                                38,600               (410)
   USD 5.600%/USD Three Month LIBOR
   Jun 2007 0.00 Call (1)                                  11,000               (300)
   USD 4.950%/USD Three Month LIBOR
   Jul 2007 0.00 Call (1)                                   6,700                (36)
   USD 5.000%/USD Three Month LIBOR
   Jul 2007 0.00 Call (1)                                  16,000                (87)
   USD 5.370%/USD Three Month LIBOR
   Jul 2007 0.00 Call (1)                                  32,000               (570)
   USD 5.500%/USD Three Month LIBOR
   Jul 2007 0.00 Call (1)                                   6,600               (174)
   USD 4.850%/USD Three Month LIBOR
   Aug 2007 0.00 Call (1)                                   3,000                (10)
   USD 4.900%/USD Three Month LIBOR
   Aug 2007 0.00 Call (3)                                  21,000                (96)
   USD 5.000%/USD Three Month LIBOR
   Aug 2007 0.00 Call (1)                                   3,000                (19)
   USD 4.900%/USD Three Month LIBOR
   Feb 2008 0.00 Call (1)                                   7,000                (66)
   USD 5.100%/USD Three Month LIBOR
   Feb 2008 0.00 Call (1)                                  21,000               (292)
   USD 4.950%/USD Three Month LIBOR
   March 2008 0.00 Call (1)                                12,000               (138)

------------------------------------------------------------------------------------
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
   USD 4.950%/USD Three Month LIBOR
   Sep 2008 0.00 Call (1)                                   2,000                (27)
   USD 5.010%/USD Three Month LIBOR
   Oct 2007 0.00 Call (1)                                   9,000                (86)

United States Treasury Bonds
   May 2007 113.00 Call (344)                              38,872                (69)
   May 2007 109.00 Put (229)                               24,961                (11)
   Aug 2007 109.00 Put (682)                               74,338               (320)

United States Treasury Notes
   2 Year Futures
   May 2007 102.50 Call (525)                             107,625                (82)

United States Treasury Notes
   5 Year Futures
   May 2007 106.00 Call (1,265)                           134,090               (296)

United States Treasury Notes
   10 Year Futures
   May 2007 108.00 Call (26)                                2,808                (16)
   May 2007 105.00 Put (73)                                 7,665                 (1)
   May 2007 107.00 Put (659)                               70,513                (62)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $3,504)                                                 (3,230)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 104  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                          UNREALIZED
                                                         APPRECIATION
      AMOUNT               AMOUNT          SETTLEMENT   (DEPRECIATION)
       SOLD                BOUGHT             DATE            $
------------------   -------------------   ----------   --------------
USD            611   AUD             735    05/03/07            --
USD            501   AUD             603    05/17/07            (1)
USD            822   AUD             982    05/17/07            (7)
USD          7,089   AUD           8,735    06/20/07           157
USD          7,492   AUD           8,997    06/20/07           (29)
USD         13,232   AUD          16,925    06/20/07           807
USD         14,182   AUD          17,584    06/20/07           404
USD            867   BRL           1,848    05/03/07            42
USD            909   BRL           1,848    05/03/07             1
USD            646   BRL           1,320    06/04/07             1
USD          1,571   BRL           3,203    06/04/07            (3)
USD            897   BRL           1,848    08/02/07            --
USD          7,083   CAD           8,303    06/20/07           409
USD         22,442   CAD          25,635    06/20/07           691
USD          9,610   CHF          11,495    06/20/07           (51)
USD         14,168   CHF          17,049    06/20/07            10
USD         21,266   CHF          25,729    06/20/07           130
USD         27,849   CHF          33,323    06/20/07          (138)
USD            203   CNY           1,544    06/19/07            (1)
USD            775   CNY           5,904    06/19/07            (4)
USD          2,073   EUR           1,516    05/24/07            (2)
USD            243   EUR             185    06/08/07             9
USD            348   EUR             255    06/08/07             1
USD          1,750   EUR           1,327    06/08/07            64
USD          2,143   EUR           1,570    06/08/07             3
USD          2,169   EUR           1,610    06/08/07            32
USD          2,300   EUR           1,750    06/08/07            91
USD          2,505   EUR           1,839    06/08/07             9
USD          2,632   EUR           1,940    06/08/07            19
USD          3,539   EUR           2,630    06/08/07            56
USD          4,828   EUR           3,640    06/15/07           148
USD          6,804   EUR           5,097    06/20/07           166
USD         14,446   EUR          10,806    06/20/07           330
USD         21,266   EUR          15,874    06/20/07           440
USD          2,584   GBP           1,300    06/08/07            15
USD          7,091   GBP           3,611    06/20/07           127
USD          7,481   GBP           3,782    06/20/07            80
USD         14,983   GBP           7,488    06/20/07           (14)
USD         22,906   GBP          11,909    06/20/07           900
USD         22,906   GBP          11,909    06/20/07           900
USD            775   INR          32,227    06/20/07            (1)
USD          6,000   JPY         693,000    06/06/07          (171)
USD            613   JPY          70,617    06/08/07           (19)
USD            859   JPY          98,883    06/08/07           (27)
USD          1,095   JPY         125,382    06/08/07           (40)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                          UNREALIZED
                                                         APPRECIATION
      AMOUNT               AMOUNT          SETTLEMENT   (DEPRECIATION)
       SOLD                BOUGHT             DATE            $
------------------   -------------------   ----------   --------------
USD          1,249   JPY         147,665    06/08/07            (7)
USD          1,258   JPY         146,833    06/08/07           (22)
USD          1,679   JPY         193,641    06/08/07           (50)
USD          1,921   JPY         221,960    06/08/07           (54)
USD          2,460   JPY         283,385    06/08/07           (75)
USD          2,527   JPY         295,515    06/08/07           (41)
USD          3,170   JPY         368,570    06/08/07           (69)
USD          3,442   JPY         396,390    06/08/07          (107)
USD          3,833   JPY         452,210    06/08/07           (28)
USD          3,928   JPY         465,711    06/08/07           (10)
USD          4,119   JPY         487,241    06/08/07           (19)
USD          4,761   JPY         551,430    06/08/07          (122)
USD          1,020   JPY         120,000    06/15/07           (10)
USD          2,086   JPY         243,920    06/15/07           (32)
USD          6,454   JPY         750,000    06/15/07          (139)
USD          7,492   JPY         875,646    06/20/07          (114)
USD         14,166   JPY       1,643,936    06/20/07          (315)
USD         14,168   JPY       1,642,353    06/20/07          (331)
USD          1,188   NOK           7,367    06/08/07            52
USD          1,537   NOK           9,355    06/08/07            38
USD          2,063   NOK          12,571    06/08/07            52
USD          6,417   NOK          39,138    06/20/07           171
USD          7,091   NOK          43,099    06/20/07           164
USD         11,949   NOK          72,684    06/20/07           285
USD         12,143   NOK          74,548    06/20/07           405
USD         16,355   NOK         100,353    06/20/07           536
USD            635   NZD             862    06/08/07             1
USD          7,083   NZD          10,162    06/20/07           419
USD         14,182   NZD          19,863    06/20/07           480
USD          6,626   SEK          46,527    06/20/07           337
USD          7,492   SEK          50,668    06/20/07            91
USD             33   SGD              49    08/07/07            --
USD             --   TWD               5    05/02/07            --
USD             --   TWD               9    05/02/07            --
USD             82   TWD           2,707    05/02/07            (1)
USD             85   TWD           2,814    05/02/07            (1)
USD             85   TWD           2,820    05/02/07            (1)
USD             87   TWD           2,872    05/02/07            (1)
USD            252   TWD           8,370    05/02/07            --
AUD          1,535   USD           1,185    06/08/07           (89)
AUD          2,007   USD           1,559    06/08/07          (107)
AUD          8,884   USD           7,083    06/20/07          (286)
BRL          1,848   USD             909    05/03/07            (1)
BRL          1,848   USD             909    05/03/07            --
BRL         12,259   USD           5,665    05/07/07          (364)

  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  105

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                          UNREALIZED
                                                         APPRECIATION
      AMOUNT               AMOUNT          SETTLEMENT   (DEPRECIATION)
       SOLD                BOUGHT             DATE            $
------------------   -------------------   ----------   --------------
BRL          2,167   USD           1,061    06/29/07             3
BRL         38,530   USD          18,427    06/29/07          (388)
CAD          1,911   USD           1,631    06/08/07           (93)
CAD          2,691   USD           2,350    06/08/07           (77)
CAD          3,859   USD           3,295    06/20/07          (187)
CAD         15,622   USD          13,365    06/20/07          (731)
CAD         19,518   USD          16,660    06/20/07          (952)
CHF          9,067   USD           7,481    06/20/07           (59)
CHF         14,242   USD          11,878    06/20/07            35
CHF         14,242   USD          11,894    06/20/07            51
CHF         17,108   USD          14,182    06/20/07           (45)
CHF         28,484   USD          23,373    06/20/07          (315)
EUR          1,515   USD           2,070    05/03/07             2
EUR          1,839   USD           2,500    05/24/07           (12)
EUR          4,936   USD           6,530    06/06/07          (216)
EUR            475   USD             629    06/08/07           (20)
EUR            687   USD             920    06/08/07           (18)
EUR            860   USD           1,153    06/08/07           (23)
EUR          1,057   USD           1,398    06/08/07           (47)
EUR          1,875   USD           2,568    06/08/07             5
EUR          1,905   USD           2,526    06/08/07           (78)
EUR          1,965   USD           2,598    06/08/07           (88)
EUR          3,640   USD           4,851    06/15/07          (125)
EUR          5,398   USD           7,173    06/20/07          (208)
EUR          5,501   USD           7,492    06/20/07           (30)
EUR         15,805   USD          21,161    06/20/07          (450)
EUR         21,910   USD          29,967    06/20/07             8
GBP            286   USD             560    05/16/07           (11)
GBP          1,250   USD           2,500    06/08/07            --
GBP          1,272   USD           2,472    06/08/07           (71)
GBP          1,684   USD           3,329    06/08/07           (37)
GBP            824   USD           1,604    06/20/07           (44)
GBP          2,818   USD           5,479    06/20/07          (154)
GBP          7,237   USD          14,168    06/20/07          (299)
GBP         10,774   USD          21,266    06/20/07          (272)
JPY         64,900   USD             553    05/15/07             8
JPY        126,039   USD           1,047    05/15/07           (10)
JPY         46,564   USD             394    05/31/07             3
JPY        112,805   USD             971    06/08/07            22
JPY        135,900   USD           1,181    06/08/07            38
JPY        146,698   USD           1,257    06/08/07            23
JPY        192,729   USD           1,679    06/08/07            58
JPY        201,808   USD           1,725    06/08/07            27
JPY        266,143   USD           2,284    06/08/07            45
JPY        303,026   USD           2,564    06/08/07            15

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                          UNREALIZED
                                                         APPRECIATION
      AMOUNT               AMOUNT          SETTLEMENT   (DEPRECIATION)
       SOLD                BOUGHT             DATE            $
------------------   -------------------   ----------   --------------
JPY        303,712   USD           2,584    06/08/07            29
JPY        311,107   USD           2,645    06/08/07            27
JPY        334,495   USD           2,912    06/08/07            98
JPY        349,498   USD           3,025    06/08/07            84
JPY        169,380   USD           1,466    06/15/07            40
JPY        882,430   USD           7,492    06/20/07            57
JPY      1,506,877   USD          12,881    06/20/07           185
JPY      1,812,215   USD          15,485    06/20/07           217
JPY      2,428,979   USD          21,153    06/20/07           688
NOK          5,475   USD             882    06/08/07           (39)
NOK          8,039   USD           1,310    06/08/07           (43)
NOK         11,986   USD           1,992    06/08/07           (25)
NOK         36,910   USD           6,136    06/08/07           (76)
NOK         43,206   USD           7,083    06/20/07          (190)
NOK         43,235   USD           7,089    06/20/07          (188)
NOK         43,488   USD           7,084    06/20/07          (236)
NZD            862   USD             590    06/08/07           (47)
NZD         10,123   USD           7,084    06/20/07          (388)
NZD         19,896   USD          13,704    06/20/07          (983)
SEK         49,506   USD           7,089    06/20/07          (320)
TWD              5   USD              --    05/02/07            --
TWD              9   USD              --    05/02/07            --
TWD              9   USD              --    05/02/07            --
TWD              9   USD              --    05/02/07            --
TWD          2,707   USD              81    05/02/07            --
TWD          2,814   USD              85    05/02/07            --
TWD          2,864   USD              86    05/02/07            --
TWD         11,181   USD             338    05/02/07             2
                                                            ------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                          344
                                                            ======

See accompanying notes which are an integral part of the financial statements.

 106  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
------------------------------------------------------------------------------------------------------------------------
                                                                                                            UNREALIZED
                                                    NOTIONAL                                               APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT             FUND PAYS           TERMINATION   (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $             FLOATING RATE            DATE             $
------------------------------   ----------------   ---------   -------------------------   -----------   --------------
Lehman Brothers                                                 3 Month LIBOR
   CMBS AAA 10 Year Index        Goldman Sachs          8,185   plus 0.050%                  05/01/07                53

Goldman Sachs                                                   Turkish Overnight Index
   Total Return                  Citibank              14,958   Tuibon plus 0.750%           07/17/08               354

JP Morgan                                                       CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        JP Morgan              4,500   minus 0.025%                 05/31/07                (2)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        5,000   minus 0.075%                 04/30/07                (2)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        5,000   minus 0.025%                 07/16/07                (2)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        3,500   minus 0.050%                 06/29/07                (1)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        4,000   minus 0.025%                 09/28/07                (1)

Bank of America
   CMBS AAA 10 Year Index        Bank of America       10,000   CMBS AAA 10 Year Index       05/31/07                (3)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        5,000   plus 0.050%                  05/31/07                (1)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        5,000   minus 0.050%                 07/31/07                (2)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        4,000   minus 0.075%                 06/15/07                (2)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        7,000   plus 0.100%                  08/31/07                 3

Deutsche Bank
   Bank Of America Commercial                                   CMBS AAA 10 Year Index
   MBS Spread to Swaps AAA       Deutsche Bank          8,500   plus 0.100%                  08/31/07                 4

JP Morgan                                                       CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        JP Morgan              7,000   plus 0.125%                  08/31/07                 3

                                                                Turkish Overnight Index
Turkey Government Bond           Deutsche Bank         10,145   Tuibon plus 0.500%           11/27/08                13

                                                                Turkish Overnight Index
                                 Salomon Smith
Turkey Government Bond           Barney                 5,441   Tuibon plus 0.700%           11/27/08                (4)

Goldman Sachs                                                   Turkish Overnight Index
   Total Return                  Citibank              13,838   Tuibon plus 0.700%           01/20/11               305
                                                                                                            -----------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                           715
                                                                                                            ===========

  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  107

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
          COUNTER                   NOTIONAL                                                      TERMINATION     VALUE
           PARTY                     AMOUNT             FUND RECEIVES           FUND PAYS            DATE           $
----------------------------   -------------------   -------------------   --------------------   -----------   ---------
Bank of America                   USD       26,800   5.000%                Three Month LIBOR        06/20/09          (18)
Bank of America                   USD       35,900   4.000%                Three Month LIBOR        06/21/10           (1)
Bank of America                   USD       37,500   5.470%                Three Month LIBOR        06/14/11          601
Bank of America                   USD      118,700   Three Month LIBOR     5.000%                   06/20/12         (133)
Bank of America                   USD       26,400   Three Month LIBOR     5.000%                   06/20/12          (29)
Bank of America                   USD       40,300   Three Month LIBOR     5.000%                   06/20/12          (45)
Bank of America                   USD       49,300   5.000%                Three Month LIBOR        06/20/12           55
Bank of America                   USD       80,900   Three Month LIBOR     5.100%                   06/20/14         (205)
Bank of America                   USD       13,200   5.550%                Three Month LIBOR        06/14/16          402
Bank of America                  JPY     3,480,000   1.750%                Six Month LIBOR          06/20/17         (163)
Bank of America                   USD        7,000   5.630%                Three Month LIBOR        06/16/36          446
Bank of America                   USD        6,900   5.000%                Three Month LIBOR        06/20/37         (389)
Barclays Bank PLC                JPY       260,000   1.000%                Six Month LIBOR          03/18/09           (3)
Barclays Bank PLC                 GBP        3,700   6.000%                Six Month LIBOR          03/20/09           13
Barclays Bank PLC                 EUR       24,150   4.250%                Six Month LIBOR          06/20/09          (73)
Barclays Bank PLC                 USD       18,100   5.000%                Three Month LIBOR        06/20/09          (12)
Barclays Bank PLC                 BRL        5,600   11.360%               Brazil Interbank         01/04/10           28
                                                                           Deposit Rate
Barclays Bank PLC                 EUR        2,800   2.103%                Consumer Price Index     10/15/10          175
                                                                           (France)
Barclays Bank PLC                 EUR        1,270   4.250%                Six Month LIBOR          06/20/12           (7)
Barclays Bank PLC                 EUR       22,000   4.250%                Six Month LIBOR          07/20/16          195
Barclays Bank PLC                 SEK      260,000   Three Month LIBOR     4.250%                   06/20/17          988
Barclays Bank PLC                 GBP          600   Six Month LIBOR       4.000%                   12/15/36          160
Barclays Bank PLC                 GBP       11,350   Six Month LIBOR       4.500%                   06/22/37        1,248
Bear Stearns                      USD       16,300   Three Month LIBOR     5.000%                   06/20/12          (18)
BNP Paribas                       EUR       23,230   4.250%                Six Month LIBOR          06/22/09          (71)
Citibank                          PLN       28,000   4.670%                Six Month LIBOR          01/16/09          (64)
Citibank                          EUR        6,910   4.250%                Six Month LIBOR          06/20/09          (21)
Citibank                         JPY     1,475,000   Six Month LIBOR       1.500%                   06/20/12          (65)
Citibank                         JPY     2,100,000   1.500%                Six Month LIBOR          06/20/14          (89)
Citibank                         JPY     4,188,000   Six Month LIBOR       1.500%                   06/20/14          178
Citibank                         JPY     5,579,000   Six Month LIBOR       1.500%                   06/20/14          237
Citibank                          MXN        2,300   8.170%                Mexico Interbank 28      11/04/16            4
                                                                           Day Deposit Rate
Citibank                         JPY     1,193,000   1.750%                Six Month LIBOR          06/20/17           72
Citibank                          USD        7,400   5.000%                Three Month LIBOR        06/20/37         (417)
Credit Suisse First Boston        USD       12,800   5.000%                Three Month LIBOR        06/20/09           (9)
Credit Suisse First Boston        EUR       50,740   4.250%                Six Month LIBOR          06/22/09         (154)
Credit Suisse First Boston        EUR       41,440   4.250%                Six Month LIBOR          06/20/17         (754)
Credit Suisse First Boston        EUR       19,710   Six Month LIBOR       4.250%                   06/20/17          359
Credit Suisse First Boston        SEK      137,000   Three Month LIBOR     4.250%                   06/20/17          520
Credit Suisse First Boston        USD        7,400   5.000%                Three Month LIBOR        06/20/37         (417)
Credit Suisse First Boston        EUR       12,030   4.250%                Six Month LIBOR          06/22/37         (748)
Credit Suisse First Boston        GBP        5,620   Six Month LIBOR       4.500%                   06/22/37          617
Deutsche Bank                    JPY       620,000   1.000%                Six Month LIBOR          09/18/08            1
Deutsche Bank                     USD       47,100   5.000%                Three Month LIBOR        12/19/08           14
Deutsche Bank                     USD      216,100   5.000%                Three Month LIBOR        06/20/09         (147)
Deutsche Bank                     EUR      142,390   4.360%                Six Month LIBOR          10/16/09          (43)
Deutsche Bank                     EUR       28,470   4.363%                Six Month LIBOR          10/16/09           (6)

See accompanying notes which are an integral part of the financial statements.

 108  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
          COUNTER                   NOTIONAL                                                      TERMINATION     VALUE
           PARTY                     AMOUNT             FUND RECEIVES           FUND PAYS            DATE           $
----------------------------   -------------------   -------------------   --------------------   -----------   ---------
Deutsche Bank                     EUR       56,950   4.395%                Six Month LIBOR          10/16/09           33
Deutsche Bank                     EUR       56,940   4.401%                Six Month LIBOR          10/16/09           41
Deutsche Bank                     EUR        6,200   Six Month LIBOR       4.000%                   12/15/11          117
Deutsche Bank                     CAD        3,670   4.318%                Three Month LIBOR        04/04/12           (7)
Deutsche Bank                     CAD        3,670   4.328%                Three Month LIBOR        04/05/12          (18)
Deutsche Bank                     NZD        5,900   Three Month LIBOR     7.598%                   04/10/12           --
Deutsche Bank                     NZD        5,900   Three Month LIBOR     7.598%                   04/11/12           37
Deutsche Bank                     AUD       77,500   6.250%                Six Month LIBOR          06/20/12         (534)
Deutsche Bank                     AUD       21,540   Six Month LIBOR       6.250%                   06/20/12           70
Deutsche Bank                     EUR       14,190   Six Month LIBOR       6.250%                   06/20/12           --
Deutsche Bank                     USD       81,290   Three Month LIBOR     5.000%                   06/20/12          (90)
Deutsche Bank                     USD       71,000   Three Month LIBOR     5.000%                   06/20/12          (79)
Deutsche Bank                     USD        9,500   Three Month LIBOR     5.000%                   06/20/12          (11)
Deutsche Bank                     USD       21,810   5.000%                Three Month LIBOR        06/20/12           25
Deutsche Bank                     USD       46,700   5.000%                Three Month LIBOR        06/20/12           52
Deutsche Bank                     USD      127,900   5.000%                Three Month LIBOR        06/20/12          142
Deutsche Bank                     USD      124,500   5.000%                Three Month LIBOR        06/20/12          138
Deutsche Bank                     USD       95,900   Three Month LIBOR     5.000%                   06/20/12          251
Deutsche Bank                    JPY     7,014,000   Six Month LIBOR       1.500%                   06/20/14         (298)
Deutsche Bank                    JPY     2,100,000   1.500%                Six Month LIBOR          06/20/14          (89)
Deutsche Bank                     USD       13,900   Three Month LIBOR     5.100%                   06/20/14          (35)
Deutsche Bank                     USD      420,400   5.100%                Three Month LIBOR        06/20/14        1,067
Deutsche Bank                     EUR       38,380   Six Month LIBOR       4.440%                   10/16/14         (212)
Deutsche Bank                     EUR       38,380   Six Month LIBOR       4.435%                   10/16/14         (178)
Deutsche Bank                     EUR       95,960   Six Month LIBOR       4.380%                   10/16/14          (42)
Deutsche Bank                     EUR       19,190   Six Month LIBOR       4.380%                   10/16/14          (12)
Deutsche Bank                    JPY       213,000   2.000%                Six Month LIBOR          12/20/16           57
Deutsche Bank                     SEK      383,000   Three Month LIBOR     4.250%                   06/20/17        1,456
Deutsche Bank                     USD       14,900   Three Month LIBOR     5.000%                   06/20/17          188
Deutsche Bank                    JPY       300,000   2.500%                Six Month LIBOR          12/20/26          107
Deutsche Bank                     EUR        4,280   4.573%                Six Month LIBOR          10/16/37           34
Deutsche Bank                     EUR       21,410   4.568%                Six Month LIBOR          10/16/37          152
Deutsche Bank                     EUR        8,560   4.631%                Six Month LIBOR          10/16/37          178
Deutsche Bank                     EUR        8,560   4.641%                Six Month LIBOR          10/16/37          196
Goldman Sachs                     EUR          800   4.000%                Six Month LIBOR          03/20/09           (4)
Goldman Sachs                     GBP          400   5.000%                Six Month LIBOR          06/15/09          (12)
Goldman Sachs                     BRL        1,400   11.470%               Brazil Interbank         01/04/10            9
                                                                           Deposit Rate
Goldman Sachs                     EUR          800   1.960%                Consumer Price Index     03/30/12            1
                                                                           (France)
Goldman Sachs                     MXN       15,700   7.780%                Mexico Interbank 28      04/03/12           (7)
                                                                           Day Deposit Rate
Goldman Sachs                    JPY     1,070,000   1.500%                Six Month LIBOR          06/20/12           47
Goldman Sachs                    JPY       339,000   2.000%                Six Month LIBOR          12/20/16           78
Goldman Sachs                     USD          310   5.000%                Three Month LIBOR        06/20/37          (17)
HSBC                              GBP        7,200   4.500%                Six Month LIBOR          12/20/07         (166)
HSBC                              GBP          200   Six Month LIBOR       4.000%                   12/15/36           61
JP Morgan                         EUR        2,500   1.948%                Consumer Price Index     03/15/12            5
                                                                           (France)
JP Morgan                          MXN     167,940   7.670%                One Month LIBOR          04/19/12         (114)
JP Morgan                         USD        9,500   Three Month LIBOR     5.000%                   06/20/12          (65)

  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  109

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MARKET
          COUNTER                   NOTIONAL                                                      TERMINATION     VALUE
           PARTY                     AMOUNT             FUND RECEIVES           FUND PAYS            DATE           $
----------------------------   -------------------   -------------------   --------------------   -----------   ---------
JP Morgan                        JPY    19,157,500   Six Month LIBOR       1.500%                   06/20/14          813
JP Morgan                         USD       28,200   Three Month LIBOR     5.100%                   06/20/14          (71)
Lehman Brothers                   USD        3,900   5.000%                Three Month LIBOR        06/20/09           (3)
Lehman Brothers                   GBP       12,600   4.500%                Six Month LIBOR          09/20/09         (606)
Lehman Brothers                  JPY     1,000,000   Six Month LIBOR       1.500%                   06/20/14           42
Lehman Brothers                   GBP          810   5.250%                Six Month LIBOR          06/20/17          (67)
Lehman Brothers                   USD           20   5.000%                Three Month LIBOR        06/20/37           (1)
Merrill Lynch                     EUR       20,840   4.250%                Six Month LIBOR          06/22/09          (64)
Merrill Lynch                     GBP       29,800   4.500%                Six Month LIBOR          09/20/09       (1,433)
Merrill Lynch                     BRL        3,700   11.430%               Brazil Interbank         01/04/10           22
                                                                           Deposit Rate
Merrill Lynch                     BRL        1,200   12.948%               Brazil Interbank         01/04/10           23
                                                                           Deposit Rate
Merrill Lynch                    JPY    10,623,000   Six Month LIBOR       1.500%                   06/20/12         (468)
Merrill Lynch                     GBP          300   Six Month LIBOR       4.000%                   12/15/35           19
Merrill Lynch                     GBP        2,940   Six Month LIBOR       4.500%                   06/22/37          323
Morgan Stanley                    USD       26,900   5.000%                Three Month LIBOR        06/20/09          (18)
Morgan Stanley                    USD        5,100   Three Month LIBOR     5.000%                   06/20/17           65
Morgan Stanley                    EUR        4,700   6.000%                Six Month LIBOR          06/18/34          816
Royal Bank of Scotland            USD       94,700   5.000%                Three Month LIBOR        12/19/08           29
Royal Bank of Scotland            GBP          500   6.000%                Six Month LIBOR          03/20/09            2
Royal Bank of Scotland            USD       36,900   5.000%                Three Month LIBOR        06/20/09          (25)
Royal Bank of Scotland            EUR          900   1.960%                Consumer Price Index     03/28/12           --
                                                                           (France)
Royal Bank of Scotland           JPY       187,000   2.000%                Six Month LIBOR          12/20/16           44
Royal Bank of Scotland            CAD        1,600   4.500%                Three Month LIBOR        06/15/27          (54)
Royal Bank of Scotland            GBP        1,600   Six Month LIBOR       4.000%                   12/15/36          442
Royal Bank of Scotland            USD       13,000   5.000%                Three Month LIBOR        06/20/37         (733)
UBS                               USD       13,100   5.000%                Three Month LIBOR        06/20/09           (9)
                                                                                                                ---------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $8,736                           3,852
                                                                                                                =========

See accompanying notes which are an integral part of the financial statements.

 110  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

CREDIT DEFAULT SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL          FUND                           MARKET
          REFERENCE                  COUNTER         AMOUNT     (PAYS)/RECEIVES    TERMINATION       VALUE
            ENTITY                    PARTY             $          FIXED RATE          DATE            $
------------------------------   ----------------   ---------   ----------------   ------------   ------------
Anadarko Petroleum Corp.         Goldman Sachs            500        0.150%          03/20/08               --
Brazilian Government
   International Bond            Lehman Brothers        5,200        1.120%          11/20/11              121
Brazilian Government
   International Bond            Morgan Stanley           500        1.660%          03/20/13               22
Brazilian Government             Salomon Smith
   International Bond            Barney                 4,500       (1.500%)         08/22/11               (2)
Core Investment Grade Bond       Bank of America      119,900       (0.350%)         06/20/12              (94)
Core Investment Grade Bond       Bank of America       17,000       (0.650%)         12/20/16              (12)
Core Investment Grade Bond       JP Morgan             46,700       (0.400%)         12/20/11               71
Core Investment Grade Bond       JP Morgan             65,000        0.350%          06/20/12              (47)
Core Investment Grade Bond       JP Morgan             23,000       (0.650%)         12/20/16              (18)
Dow Jones CDX High Volatility
   Index                         Bank of America        2,000       (0.650%)         12/20/16               (1)
Dow Jones CDX High Volatility
   Index                         BNP Paribas            7,200       (0.650%)         12/20/16               (5)
Dow Jones CDX High Volatility
   Index                         Goldman Sachs          9,000       (0.650%)         12/20/16              (15)
Dow Jones CDX High Volatility
   Index                         Lehman Brothers        9,755       (2.750%)         06/20/12               21
Dow Jones CDX High Volatility
   Index                         UBS                   13,000        0.900%          06/20/10              158
First Data Corp.                 Lehman Brothers        1,740       (2.550%)         06/20/12              (13)
Ford Motor Credit Co.            Lehman Brothers        5,930        1.200%          03/20/08                7
Ford Motor Credit Co.            Merrill Lynch            500        1.700%          06/20/07                2
Gaz Capital for Gazprom          JP Morgan              4,400        0.415%          11/20/07               12
Indonesia Government
   International Bond            Lehman Brothers          400        0.400%          12/20/08               --
Indonesia Government             Royal Bank of
   International Bond            Scotland               1,000       (0.390%)         12/20/08               --
Mexico Government
   International Bond            JP Morgan              2,400        0.920%          03/20/16               77
Panama Government
   International Bond            JP Morgan                300        1.250%          01/20/17                3
Russia Government
   International Bond            Deutsche Bank AG       3,000        0.240%          12/20/07                1
Russia Government
   International Bond            Deutsche Bank AG       1,000        0.260%          12/20/07                1
Russia Government
   International Bond            JP Morgan                300        0.800%          03/20/16                4
Russia Government
   International Bond            Morgan Stanley           200        0.460%          06/20/07               --
Russia Government
   International Bond            Morgan Stanley           300        0.780%          06/20/16                4
SLM Corp.                        Lehman Brothers        2,015        0.740%          06/20/12              (86)
Softbank Corp.                   Deutsche Bank AG      45,000        2.300%          09/20/07                4
Temple Inland, Inc.              Lehman Brothers        2,430       (0.740%)         03/20/12              (14)
Ukraine SP Dub                   HSBC                   4,500        0.730%          04/20/09              149
                                                                                                  ------------

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($512)                 350
                                                                                                  ============

  See accompanying notes which are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  111

RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Asset-Backed Securities                                       6.2
Certificates of Deposit                                       1.3
Corporate Bonds and Notes                                    14.4
International Debt                                            5.2
Loan Agreements                                               0.6
Mortgage-Backed Securities                                   37.9
Municipal Bonds                                               0.2
Non-US Bonds                                                  1.1
United States Government Agencies                             2.0
United States Government Treasuries                          13.9
Common Stocks                                                 0.3
Preferred Stocks                                              0.1
Warrants & Rights                                              --*
Options Purchased                                              --*
Short-Term Investments                                       27.4
Other Securities                                             17.2
                                                  ---------------
Total Investments                                           127.8
Other Assets and Liabilities, Net                           (27.8)
                                                  ---------------

                                                            100.0
                                                  ===============

Futures Contracts                                              --*
Options Written                                               (--)*
Foreign Currency Exchange Contracts                            --*
Index Swap Contracts                                           --*
Interest Rate Swap Contracts                                  0.1
Credit Default Swap Contracts                                  --*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

 112  Multistrategy Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,017.80      $     1,016.56
Expenses Paid During
Period*                       $         8.31      $         8.30

* Expenses are equal to the Fund's annualized expense ratio of 1.66% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,021.30      $     1,020.33
Expenses Paid During
Period*                       $         4.51      $         4.51

* Expenses are equal to the Fund's annualized expense ratio of 0.90% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,022.10      $     1,021.72
Expenses Paid During
Period*                       $         3.11      $         3.11

* Expenses are equal to the Fund's annualized expense ratio of 0.62% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                      Diversified Bond Fund  113

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 102.1%
Asset-Backed Securities - 9.6%
ABSC NIMs Trust (p)
   Series 2005-HE6 Class A1
   5.050% due 08/27/35                                     14              14
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.620% due 07/25/34                                    127             128
ACE Securities Corp. (E)
   Series 2003-OP1 Class M2
   6.820% due 12/25/33                                     60              60
   Series 2006-FM1 Class A2A
   5.360% due 07/25/36                                     63              63
Air 2 US (A)
   8.027% due 10/01/19                                    455             479
American Express Credit Account Master Trust (E)
   Series 2003-1 Class A
   5.430% due 09/15/10                                    800             801
   Series 2004-C Class C (p)
   5.820% due 02/15/12                                    258             259
   Series 2005-3 Class A
   5.320% due 01/18/11                                    600             599
Ameriquest Mortgage Securities, Inc. (E)
   Series 2004-R4 Class A1A (p)
   5.650% due 06/25/34                                    107             107
   Series 2004-R10 Class A5
   5.710% due 11/25/34                                     67              67
Asset Backed Funding Certificates (E)
   Series 2006-HE1 Class A2A
   5.380% due 01/25/37                                    652             652
Asset Backed Securities Corp. Home Equity (E)
   Series 2006-HE3 Class A3
   5.380% due 03/25/36                                     64              64
Bank One Issuance Trust (E)
   Series 2002-A5 Class A5
   5.440% due 06/15/10                                    800             801
   Series 2004-A4 Class A4
   5.360% due 02/16/10                                    200             200
Bayview Financial Acquisition Trust (E)
   Series 2003-G Class A1
   5.920% due 01/28/39                                    600             600
Bear Stearns Asset Backed Securities Trust (E)
   Series 2003-1 Class A1
   5.820% due 11/25/42                                    194             194
   Series 2003-SD1 Class A
   5.770% due 12/25/33                                    156             156

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-2 Class A3
   5.720% due 04/25/35                                     94              94
   Series 2006-SD2 Class A2
   5.520% due 06/25/36                                    587             587
BNC Mortgage Loan Trust (E)
   Series 2007-2 Class A2
   5.420% due 05/25/37                                    300             300
Burlington Northern Santa Fe Corp. Pass-Through
   Certificate
   4.967% due 04/01/23                                     57              54
Business Loan Express (E)(A)
   Series 2003-2A Class A
   6.120% due 01/25/32                                    509             517
Capital One Master Trust (E)
   Series 2001-1 Class A
   5.520% due 12/15/10                                    600             601
Carrington Mortgage Loan Trust (E)
   Series 2005-NC2 Class A2
   5.560% due 05/25/35                                    162             162
   Series 2005-NC5 Class A2
   5.640% due 10/25/35                                    593             594
Cendant Mortgage Corp. (E)(A)
   Series 2003-A Class A3
   5.870% due 07/25/43                                    220             221
Chase Credit Card Master Trust (E)
   Series 2002-7 Class A
   5.440% due 02/15/10                                    800             801
   Series 2003-2 Class A
   5.430% due 07/15/10                                    900             901
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2007-AMC Class A2A
   5.430% due 03/25/37                                    800             800
Countrywide Asset-Backed Certificates
   Series 2001-BC3 Class A (E)
   5.800% due 12/25/31                                     67              67
   Series 2004-13 Class AF3
   3.989% due 02/25/31                                    140             139
   Series 2004-AB2 Class M3 (E)
   5.920% due 05/25/36                                     70              70
   Series 2005-17 Class 4AV1 (E)
   5.430% due 05/25/36                                    390             390
   Series 2006-3 Class 3A1 (E)
   5.440% due 06/25/36                                    544             544
   Series 2007-7 Class 2A1 (E)
   5.400% due 02/25/37                                    300             300
Countrywide Home Equity Loan Trust (E)
   Series 2005-A Class 2A
   5.560% due 04/15/35                                    193             193

 114  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-G Class 2A
   5.550% due 12/15/35                                    953             953
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2005-CB5 Class AV2
   5.580% due 08/25/35                                    520             521
Credit-Based Asset Servicing and Securitization
   LLC (E)
   Series 2006-CB3 Class AV1
   5.380% due 03/25/36                                    746             746
CVS Caremark Corp. (p)
   5.789% due 01/10/26                                     83              81
Equifirst Mortgage Loan Trust (E)
   Series 2004-3 Class A2
   5.650% due 12/25/34                                    299             299
Fannie Mae Grantor Trust (E)
   Series 2002-T5 Class A1
   5.560% due 05/25/32                                    273             273
   Series 2003-T4 Class 1A
   5.430% due 09/26/33                                    296             296
Fannie Mae Whole Loan (E)
   Series 2003-W5 Class A
   5.540% due 04/25/33                                    289             289
   Series 2003-W9 Class A
   5.440% due 06/25/33                                    416             413
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2004-FFH Class 2A1
   5.700% due 10/25/34                                    169             169
   Series 2005-FF1 Class A2A
   5.410% due 11/25/36                                    164             164
   Series 2006-FF3 Class A2A
   5.400% due 02/25/36                                    815             815
   Series 2006-FF5 Class 2A1
   5.370% due 04/25/36                                  1,014           1,014
Fremont NIMs Trust (p)
   Series 2005-C Class NOTE
   5.584% due 07/25/35                                     49              31
GE-WMC Mortgage Securities LLC (E)
   Series 2006-1 Class A2A
   5.360% due 08/25/36                                    391             391
GMAC Mortgage Corp. Loan Trust (E)
   Series 2006-HE4 Class A1
   5.390% due 12/25/36                                    600             599
GSAA Home Equity Trust (E)
   Series 2006-4 Class 1A2
   5.961% due 03/25/36                                    126             127
Home Equity Asset Trust (E)
   Series 2005-2 Class 2A2
   5.520% due 07/25/35                                    164             165

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Mortgage Acquisition Corp. (E)
   Series 2005-FLD Class A1
   5.440% due 07/25/35                                    218             218
   Series 2006-CH2 Class AV2
   5.370% due 10/25/36                                    687             686
Lehman XS Trust (E)
   Series 2005-1 Class 2A1
   4.660% due 07/25/35                                    223             221
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.600% due 10/25/34                                    115             116
   Series 2006-1 Class 2A1
   5.400% due 02/25/36                                    176             176
Master Asset Backed Securities Trust (E)
   Series 2005-NC1 Class A1
   5.610% due 12/25/34                                    392             392
MBNA Credit Card Master Note Trust
   Series 2002-A9 Class A9 (E)
   5.446% due 12/15/09                                    200             200
   Series 2005-A1 Class A1
   4.200% due 09/15/10                                    800             793
Morgan Stanley Mortgage Loan Trust
   Series 2006-12X Class A1 (E)
   5.440% due 10/25/36                                    568             568
   Series 2006-12X Class A6A
   5.726% due 10/25/36                                    580             581
MSDWCC Heloc Trust (E)
   Series 2005-1 Class A
   5.510% due 07/25/17                                     99              99
Nationstar Home Equity Loan Trust (E)
   Series 2007-B Class 2AV1
   5.456% due 05/25/37                                    800             800
Option One Mortgage Loan Trust (E)
   Series 2003-3 Class M3
   7.320% due 06/25/33                                     95              95
   Series 2003-4 Class M2
   6.970% due 07/25/33                                     87              88
   Series 2006-1 Class 2A1
   5.390% due 01/25/36                                    220             220
Option One Mortgage Securities Corp. NIMs Trust
   (E)(p)
   Series 2006-1A
   5.420% due 12/25/10                                  1,444           1,444

                                                      Diversified Bond Fund  115

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Origen Manufactured Housing (E)
   Series 2006-A Class A1
   5.470% due 11/15/18                                    603             602
Renaissance Home Equity Loan Trust
   Series 2003-3 Class A (E)
   5.820% due 12/25/33                                    481             484
   Series 2005-2 Class AF4
   4.934% due 08/25/35                                    340             335
   Series 2005-4 Class N (p)(E)
   7.142% due 02/25/36                                     36              35
Residential Asset Mortgage Products, Inc. (E)
   Series 2003-RS2 Class AII
   5.660% due 03/25/33                                     82              83
   Series 2003-RS3 Class AII
   5.680% due 04/25/33                                     58              58
   Series 2005-EFC Class A1
   5.430% due 07/25/35                                     26              26
Residential Asset Securities Corp.
   Series 2001-KS1 Class AI6
   6.349% due 03/25/32                                    568             566
   Series 2001-KS1 Class AII (E)
   5.790% due 03/25/32                                     59              59
   Series 2001-KS3 Class AII (E)
   5.780% due 09/25/31                                     14              14
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                    200             197
Residential Funding Mortgage Securities II, Inc.
   (E)
   Series 2005-HS1 Class AI1
   5.440% due 09/25/35                                    854             852
SACO I, Inc. (E)
   Series 2005-WM3 Class A1
   5.580% due 09/25/35                                    176             176
   Series 2006-1 Class A
   5.490% due 09/25/35                                    569             569
Saxon Asset Securities Trust (E)
   Series 2004-1 Class A
   5.590% due 03/25/35                                     29              29
   Series 2006-1 Class A2A
   5.380% due 03/25/36                                  2,492           2,491
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2005-FR4 Class A3
   5.520% due 01/25/36                                    298             298
Security National Mortgage Loan Trust (E)(A)
   Series 2006-3A Class A1
   5.600% due 10/25/09                                    523             524
Sierra Receivables Funding Co. (E)(A)
   Series 2006-1A Class A2
   5.470% due 05/20/18                                    367             367

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SLM Student Loan Trust
   Series 2003-11 Class A7 (p)
   3.800% due 12/15/38                                    700             683
   Series 2006-6 Class A1 (E)
   5.350% due 10/25/18                                    234             234
   Series 2006-9 Class A1 (E)
   5.330% due 10/25/12                                    311             311
   Series 2007-1 Class A1 (E)
   5.330% due 04/25/12                                    339             339
Small Business Administration (E)
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     29              29
Small Business Administration Pools (E)
   8.080% due 09/25/18                                    286             302
Soundview Home Equity Loan Trust
   Series 2006-WF1 Class A2
   5.645% due 10/25/36                                    235             234
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   5.660% due 01/25/34                                     11              11
Structured Asset Investment Loan Trust (E)
   Series 2005-2 Class A3
   5.570% due 03/25/35                                     98              98
   Series 2005-3 Class M2
   5.760% due 04/25/35                                    290             289
Structured Asset Securities Corp.
   Series 2002-AL1 Class A3
   3.450% due 02/25/32                                    296             277
   Series 2002-HF1 Class A (E)
   5.610% due 01/25/33                                     13              13
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    138             137
   Series 2005-WF3 Class A1 (E)
   5.420% due 07/25/35                                    222             222
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   5.570% due 11/25/33                                    160             160
Wells Fargo Home Equity Trust (E)
   Series 2007-1 Class A1
   5.420% due 03/25/37                                    795             796
                                                                 ------------
                                                                       38,522
                                                                 ------------

 116  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Certificates of Deposit - 0.5%
Dexia Credit SA
   5.270% due 09/29/08                                    800             799
Fortis Bank
   5.300% due 09/30/08                                    100             100
Fortis Bank SA - NY (E)
   Series YCD
   5.265% due 06/30/08                                    600             601
Nordea Bank Finland PLC (E)
   5.307% due 04/09/09                                    400             400
                                                                 ------------
                                                                        1,900
                                                                 ------------

Corporate Bonds and Notes - 17.4%
Abbott Laboratories
   5.600% due 05/15/11                                    105             107
   5.875% due 05/15/16                                     80              83
Alamosa Delaware, Inc.
   8.500% due 01/31/12                                     45              47
Alcoa, Inc.
   5.720% due 02/23/19 (A)                                155             155
   5.900% due 02/01/27                                    365             363
Altria Group, Inc.
   7.000% due 11/04/13                                    100             109
American Electric Power Co., Inc. (N)
   Series C
   5.375% due 03/15/10                                     85              86
American General Finance Corp. (E)
   Series MTNI
   5.478% due 06/27/08                                    600             601
American Honda Finance Corp. (E)(p)
   5.400% due 03/09/09                                    400             401
American International Group, Inc.
   4.700% due 10/01/10                                    125             124
   5.375% due 10/18/11 (N)                                130             132
   5.050% due 10/01/15                                    155             152
   6.250% due 03/15/87                                    700             697
Anadarko Petroleum Corp.
   5.755% due 09/15/09 (E)                                130             130
   5.950% due 09/15/16                                    880             887
   6.450% due 09/15/36                                    220             221
Apache Corp.
   6.000% due 01/15/37                                    150             151
AT&T Mobility LLC
   6.500% due 12/15/11                                    155             164
AT&T, Inc.
   5.570% due 11/14/08 (E)                                500             501
   5.460% due 02/05/10 (E)                              2,000           2,002
   5.100% due 09/15/14                                    125             123
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    255             267

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America Corp.
   5.875% due 02/15/09 (N)                                 25              25
   5.370% due 11/06/09 (E)(N)                             300             300
   4.375% due 12/01/10                                    435             426
   5.375% due 08/15/11 (N)                                180             182
   5.420% due 03/15/17 (p)                                 20              20
Bank of America NA
   Series BKNT
   6.000% due 10/15/36                                    925             939
Bank of New York Co., Inc. (The)
   5.125% due 11/01/11                                    155             155
Bear Stearns Cos., Inc. (The)
   5.350% due 02/01/12                                    580             583
BellSouth Corp.
   4.750% due 11/15/12                                     30              29
   6.550% due 06/15/34 (N)                                 85              89
Bellsouth Telecommunications, Inc.
   7.000% due 12/01/95                                    165             171
Boeing Capital Corp., Ltd.
   6.100% due 03/01/11                                     30              31
Boston Scientific Corp.
   6.400% due 06/15/16                                    150             150
Burlington Northern Santa Fe Corp.
   5.650% due 05/01/17                                     40              40
   6.875% due 12/01/27                                     10              11
Campbell Soup Co.
   5.875% due 10/01/08                                     30              30
Cardinal Health, Inc.
   5.850% due 12/15/17                                    130             130
Carolina Power & Light Co.
   6.500% due 07/15/12                                      5               5
Caterpillar Financial Services Corp. (E)(N)
   5.420% due 05/18/09                                    900             901
CenterPoint Energy Houston Electric LLC (N)
   Series J2
   5.700% due 03/15/13                                    210             212
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                    980           1,073
   8.750% due 03/01/31                                    495             648
CIT Group, Inc.
   5.450% due 06/08/09 (E)(N)                             100             100
   6.875% due 11/01/09                                     20              21
   4.125% due 11/03/09                                     10              10
Citicorp
   7.250% due 10/15/11                                    160             173

                                                      Diversified Bond Fund  117

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup Funding, Inc. (E)
   5.320% due 04/23/09                                    800             800
Citigroup, Inc.
   5.393% due 12/28/09 (E)                                100             100
   4.125% due 02/22/10                                    350             342
   5.100% due 09/29/11                                    200             200
   5.000% due 09/15/14                                    995             974
   6.125% due 08/25/36                                    400             412
Clear Channel Communications, Inc.
   4.250% due 05/15/09                                    150             146
Clorox Co. (N)
   4.200% due 01/15/10                                     50              49
Comcast Cable Communications LLC
   6.875% due 06/15/09                                    140             145
Comcast Cable Holdings LLC (N)
   9.800% due 02/01/12                                    400             474
Comcast Corp.
   6.500% due 01/15/15                                    235             249
   6.500% due 01/15/17                                    100             106
   6.500% due 11/15/35                                    230             234
Consolidated Natural Gas Co. (N)
   6.850% due 04/15/11                                    120             127
Constellation Energy Group, Inc.
   4.550% due 06/15/15                                    180             168
Continental Airlines, Inc.
   Series A
   5.983% due 04/19/22                                    820             823
Costco Wholesale Corp.
   5.500% due 03/15/17                                    770             774
Countrywide Financial Corp. (N)
   6.250% due 05/15/16                                    155             157
COX Communications, Inc.
   3.875% due 10/01/08                                     60              59
   6.750% due 03/15/11                                    830             873
   5.875% due 12/01/16 (p)                                100             101
Credit Suisse First Boston USA, Inc.
   3.875% due 01/15/09                                    170             167
   4.875% due 08/15/10                                    155             154
   6.500% due 01/15/12                                     10              11
   5.500% due 08/15/13 (N)                                 20              20
Credit Suisse USA, Inc. (E)(N)
   5.560% due 08/15/10                                    800             803
CRH America, Inc.
   6.000% due 09/30/16                                    375             383
CVS Caremark Corp.
   5.750% due 08/15/11                                     70              71
CVS Lease Pass Through (p)
   6.036% due 12/10/28                                     99             100
DaimlerChrysler NA Holding Corp.
   5.690% due 03/13/09 (E)                                500             501
   5.875% due 03/15/11 (N)                                150             153

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.500% due 11/15/13                                    120             126
   8.500% due 01/18/31                                    280             353
DCP Midstream, LP
   6.875% due 02/01/11                                     10              11
Detroit Edison Co. (The)
   6.125% due 10/01/10                                     65              67
   6.350% due 10/15/32                                     20              21
Dominion Resources, Inc.
   5.700% due 09/17/12 (N)                                125             128
   Series A
   5.200% due 01/15/16                                    125             122
   Series B
   6.250% due 06/30/12                                     25              26
   Series C
   5.150% due 07/15/15                                    270             265
Dow Chemical Co. (The)
   6.000% due 10/01/12                                     45              46
DPL, Inc.
   6.875% due 09/01/11                                    115             122
DTE Energy Co.
   7.050% due 06/01/11                                    385             410
Duke Energy Corp. (N)
   5.625% due 11/30/12                                    120             123
Duke Realty, LP
   5.950% due 02/15/17                                    220             226
Eastman Kodak Co.
   7.250% due 11/15/13                                     40              40
Electronic Data Systems Corp.
   7.125% due 10/15/09                                    200             208
Eli Lilly & Co. (N)
   6.770% due 01/01/36                                    125             142
Erac USA Finance Co. (p)
   5.900% due 11/15/15                                    345             346
Exelon Corp.
   4.900% due 06/15/15                                    745             708
   5.625% due 06/15/35 (N)                                160             150
FedEx Corp.
   5.500% due 08/15/09                                    420             423
   7.600% due 07/01/97                                     35              41
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    700             734
   Series C
   7.375% due 11/15/31                                    195             224
Ford Motor Co. (N)
   7.450% due 07/16/31                                    120              95

 118  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   7.375% due 10/28/09                                    810             811
General Electric Capital Corp.
   3.250% due 06/15/09                                    300             290
   5.430% due 01/20/10 (E)                                800             801
   5.500% due 04/28/11                                    410             416
   Series GMTN (E)
   5.370% due 03/12/10                                    400             400
   Series MTNA
   4.125% due 09/01/09                                    400             393
   6.000% due 06/15/12                                    490             509
   5.450% due 01/15/13                                    380             385
General Motors Corp.
   8.375% due 07/05/33                                     90             116
GMAC LLC
   5.625% due 05/15/09                                    875             863
Goldman Sachs Group, Inc.
   5.300% due 02/14/12                                    875             878
   4.750% due 07/15/13                                    275             266
Goldman Sachs Group, Inc. (The)
   5.400% due 03/30/09 (E)                              1,000           1,000
   6.875% due 01/15/11                                    170             180
   5.350% due 01/15/16                                    285             281
   5.625% due 01/15/17                                     80              80
Goldman Sachs Group, LP
   4.500% due 06/15/10                                    320             315
Hartford Financial Services Group, Inc.
   5.550% due 08/16/08                                    220             221
   5.250% due 10/15/11                                    190             191
HBOS Treasury Services PLC (A)
   5.250% due 02/21/17                                    130             131
Hess Corp. (N)
   7.300% due 08/15/31                                    150             168
Historic TW, Inc.
   8.050% due 01/15/16                                    105             120
   6.625% due 05/15/29                                     20              20
HJ Heinz Co. (p)
   6.428% due 12/01/08                                    100             102
HJ Heinz Finance Co. (N)
   6.000% due 03/15/12                                     10              10
Home Depot, Inc.
   5.875% due 12/16/36                                    465             451
HSBC Finance Corp.
   4.750% due 05/15/09                                    900             894
   4.125% due 11/16/09                                    910             889
   5.640% due 11/16/09 (E)(N)                             300             301
   5.435% due 03/12/10 (E)                                500             500
   5.610% due 05/10/10 (E)(N)                             100             100
   6.750% due 05/15/11                                    165             174
   6.375% due 11/27/12                                    100             105
   5.000% due 06/30/15                                     75              73

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
International Business Machines Corp.
   7.125% due 12/01/96                                    125             143
International Lease Finance Corp.
   3.500% due 04/01/09                                    195             189
   4.750% due 07/01/09                                    395             393
   5.750% due 06/15/11                                     35              36
   5.625% due 09/20/13                                    500             509
International Steel Group, Inc. (N)
   6.500% due 04/15/14                                    120             125
ITT Corp.
   7.400% due 11/15/25                                     20              23
Jersey Central Power & Light Co.
   5.625% due 05/01/16                                     60              60
John Deere Capital Corp.
   4.875% due 03/16/09                                    190             189
JP Morgan Chase Capital XV
   5.875% due 03/15/35                                    605             587
JP Morgan Chase Capital XX (N)
   Series T
   6.550% due 09/29/36                                    100             102
JPMorgan Chase & Co.
   5.600% due 06/01/11                                     50              51
   5.125% due 09/15/14                                    125             124
   5.150% due 10/01/15                                     30              29
JPMorgan Chase Bank NA
   Series BKNT
   5.875% due 06/13/16                                    130             134
Kellogg Co. (N)
   Series B
   6.600% due 04/01/11                                    275             289
Kerr-McGee Corp.
   6.950% due 07/01/24                                    130             139
Kinder Morgan Energy Partners, LP
   5.000% due 12/15/13                                     85              83
   6.000% due 02/01/17 (N)                                 80              81
Kraft Foods, Inc.
   5.625% due 11/01/11                                    345             349
Kroger Co. (The) (N)
   7.500% due 04/01/31                                     15              16
Lehman Brothers Holdings, Inc. (N)
   5.250% due 02/06/12                                    340             341
   5.500% due 04/04/16                                     80              80
Liberty Property, LP
   5.500% due 12/15/16                                    180             179
Marshall & Ilsley Corp.
   5.350% due 04/01/11                                    395             398

                                                      Diversified Bond Fund  119

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
   6.220% due 09/15/26                                    530             540
   Series MTNC
   4.250% due 02/08/10                                    360             351
MetLife, Inc.
   5.700% due 06/15/35                                    230             223
   6.400% due 12/15/36                                    210             210
Midamerican Energy Co.
   5.800% due 10/15/36                                    270             268
Midamerican Energy Holdings Co.
   Series WI
   6.125% due 04/01/36                                    655             666
Miller Brewing Co. (p)
   5.500% due 08/15/13                                     90              90
Monumental Global Funding II (p)
   4.625% due 03/15/10                                     35              35
Morgan Stanley
   3.875% due 01/15/09                                    250             245
   5.600% due 01/22/09 (E)                                400             400
   5.625% due 01/09/12                                    260             264
   5.375% due 10/15/15                                     80              79
   Series MTn (E)
   5.450% due 01/15/10                                    300             300
Motorola, Inc.
   5.220% due 10/01/97                                    200             151
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                     50              52
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                    505             513
News America Holdings, Inc.
   7.750% due 12/01/45 (N)                                 35              40
   7.900% due 12/01/95                                     45              52
   8.250% due 10/17/96                                     15              18
News America, Inc. (A)
   6.150% due 03/01/37                                    835             818
Nisource Finance Corp.
   7.875% due 11/15/10                                    100             108
Norfolk Southern Corp.
   6.200% due 04/15/09                                    195             198
   7.050% due 05/01/37                                     60              66
   6.000% due 03/15/49                                    565             504
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                    340             384
Ohio Power Co. (E)
   5.530% due 04/05/10                                    400             400
ONEOK Partners, LP
   6.650% due 10/01/36                                    150             156
Owens Corning, Inc. (p)
   6.500% due 12/01/16                                    180             183

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                     40              39
   4.200% due 03/01/11 (N)                                 75              73
   6.050% due 03/01/34                                    105             107
   5.800% due 03/01/37                                     30              30
Pemex Project Funding Master Trust (N)
   Series WI
   6.625% due 06/15/35                                     90              95
Progress Energy, Inc.
   7.100% due 03/01/11                                     43              46
   7.750% due 03/01/31                                     35              42
   7.000% due 10/30/31                                     25              28
ProLogis
   5.625% due 11/15/15                                    425             429
Prudential Financial, Inc.
   5.100% due 12/14/11                                    305             305
RBS Capital Trust III (f)
   5.512% due 09/29/49                                    160             158
Regions Financial Corp.
   4.500% due 08/08/08                                    350             346
Residential Capital LLC
   6.000% due 02/22/11                                    625             618
RR Donnelley & Sons Co.
   6.125% due 01/15/17                                    265             264
Safeway, Inc. (N)
   7.250% due 02/01/31                                     10              11
Sigma Finance, Inc. (E)(A)
   8.500% due 08/11/16                                    970             970
Simon Property Group, LP
   5.750% due 12/01/15                                    535             545
   6.100% due 05/01/16                                    255             266
   5.250% due 12/01/16                                    735             720
Southern Natural Gas Co. (A)
   5.900% due 04/01/17                                     30              30
Sprint Capital Corp.
   8.375% due 03/15/12                                    120             134
   6.875% due 11/15/28                                     75              74
   8.750% due 03/15/32                                     20              24
Sprint Nextel Corp.
   6.000% due 12/01/16                                    620             608
State Street Bank & Trust Co.
   Series BKNT
   5.300% due 01/15/16                                     50              50
SunTrust Capital VIII
   6.100% due 12/15/36                                    160             152

 120  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Time Warner Cable, Inc. (A)
   5.400% due 07/02/12                                    120             120
   5.850% due 05/01/17                                  1,330           1,338
Time Warner, Inc.
   5.590% due 11/13/09 (E)                              2,000           2,003
   6.875% due 05/01/12                                    100             106
   5.875% due 11/15/16                                    235             237
   7.700% due 05/01/32                                     55              63
TXU Corp.
   Series P
   5.550% due 11/15/14                                     50              45
   Series Q
   6.500% due 11/15/24                                     50              43
   Series R
   6.550% due 11/15/34                                    210             181
TXU Electric Delivery Co. (E)(p)
   5.725% due 09/16/08                                    300             300
Unilever Capital Corp. (N)
   5.900% due 11/15/32                                     65              64
Union Pacific Corp.
   3.625% due 06/01/10                                    120             114
UnitedHealth Group, Inc.
   5.250% due 03/15/11                                     60              60
US Bancorp
   5.300% due 04/28/09                                    430             433
US Bank NA
   5.700% due 12/15/08                                     15              15
USB Capital IX (f)(N)
   6.189% due 04/15/49                                    100             103
Verizon Communications, Inc.
   5.399% due 04/03/09 (E)                                400             400
   5.350% due 02/15/11                                    245             247
   5.850% due 09/15/35                                    115             110
Verizon Global Funding Corp. (N)
   7.375% due 09/01/12                                     70              77
Verizon Virginia, Inc.
   Series A
   4.625% due 03/15/13                                    240             229
Viacom, Inc.
   5.750% due 04/30/11                                    100             101
Wachovia Bank NA (E)
   Series BKNT
   5.320% due 10/03/08                                    700             700
Wachovia Capital Trust III (f)
   5.800% due 03/15/42                                    110             112
Wachovia Corp.
   5.410% due 12/01/09 (E)                                100             100
   5.700% due 08/01/13                                    595             610
   5.250% due 08/01/14                                    285             283
Walt Disney Co. (The) (E)
   5.440% due 09/10/09                                    400             401

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WellPoint, Inc.
   5.850% due 01/15/36                                     35              34
Wells Fargo & Co.
   5.300% due 08/26/11                                    250             252
   4.950% due 10/16/13 (N)                                 45              44
Wells Fargo Bank NA
   5.750% due 05/16/16                                     80              82
Wells Fargo Capital X
   5.950% due 12/15/36                                    100              98
Weyerhaeuser Co.
   6.750% due 03/15/12                                    100             105
Wyeth
   6.950% due 03/15/11                                    550             585
   5.500% due 03/15/13                                     50              51
   5.950% due 04/01/37                                    180             180
XTO Energy, Inc.
   7.500% due 04/15/12                                    110             120
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    115             120
                                                                 ------------
                                                                       69,617
                                                                 ------------

International Debt - 3.9%
Abbey National PLC (f)
   6.700% due 06/29/49                                    105             106
Aiful Corp. (A)
   5.000% due 08/10/10                                    100              99
AXA SA
   8.600% due 12/15/30                                     25              32
Banco Mercantil del Norte SA (A)
   6.862% due 10/13/21                                    155             159
British Telecommunications PLC
   9.125% due 12/15/30                                     40              56
Canadian Natural Resources, Ltd.
   6.500% due 02/15/37                                     75              77
CIT Group Funding Co. of Canada (N)
   5.600% due 11/02/11                                     60              60
Citigroup Global Markets Deutschland AG for OAO
   Gazprom
   10.500% due 10/21/09                                   200             224
Conoco Funding Co.
   6.350% due 10/15/11                                    255             268
Crest, Ltd. (p)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                    450             447
Depfa ACS Bank (A)
   5.125% due 03/16/37                                    100              96

                                                      Diversified Bond Fund  121

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Telekom International Finance BV
   5.546% due 03/23/09 (E)                                800             802
   8.000% due 06/15/10                                    160             173
   5.750% due 03/23/16 (N)                                 80              80
   8.250% due 06/15/30                                     50              63
Egypt Government AID Bonds
   4.450% due 09/15/15                                    175             169
Eksportfinans ASA
   5.500% due 05/25/16                                    120             124
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    205             200
Export-Import Bank of Korea (p)
   4.125% due 02/10/09                                     90              88
Falconbridge, Ltd.
   6.000% due 10/15/15                                    140             145
Gaz Capital for Gazprom (A)
   6.212% due 11/22/16                                    395             399
   6.510% due 03/07/22                                    160             165
Glitnir Banki HF (A)(E)
   6.693% due 06/15/16                                    250             262
Harborview NIM Corp. (p)
   Series 2006-9A Class N1
   6.409% due 11/19/36                                     95              95
HBOS PLC (f)(p)
   5.920% due 09/29/49                                    100              98
HSBC Holdings PLC
   6.500% due 05/02/36                                    340             364
Ispat Inland ULC
   9.750% due 04/01/14                                    185             206
Kaupthing Bank Hf (p)
   6.050% due 04/12/11 (E)                                270             272
   5.750% due 10/04/11 (A)                                110             112
   7.125% due 05/19/16 (A)                                230             249
Klio Funding, Ltd. (E)(p)
   Series 2004-1A Class A1
   5.910% due 04/23/39                                  2,180           2,191
Korea Development Bank (E)
   5.490% due 04/03/10                                    700             700
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                     30              30
Mexico Government International Bond (N)
   Series MTNA
   6.750% due 09/27/34                                    287             320
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                     85              87
Newcastle CDO, Ltd. (p)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                    230             218

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Petrobras International Finance Co.
   6.125% due 10/06/16                                    120             123
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                     86              84
Province of Quebec Canada
   5.000% due 07/17/09                                     10              10
   Series PJ
   6.125% due 01/22/11                                    245             255
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    115             111
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                     75              75
Resona Preferred Global Securities Cayman, Ltd.
   (f)(A)
   7.191% due 12/29/49                                    125             132
Rogers Cable, Inc.
   6.750% due 03/15/15                                    355             374
Rogers Wireless, Inc.
   6.375% due 03/01/14                                    220             227
Royal KPN NV
   8.000% due 10/01/10                                    130             141
Russia Government International Bond
   5.000% due 03/31/30 (p)                                  1               1
   Series REGS
   5.000% due 03/31/30                                     30              34
Santander Financial Issuances
   6.375% due 02/15/11                                     25              26
Shinsei Finance Cayman, Ltd. (f)(A)
   6.418% due 01/29/49                                    150             152
Siemens Financieringsmaatschappij NV (p)
   6.125% due 08/17/26                                    565             577
SMFG Preferred Capital, Ltd. (f)(A)
   6.078% due 01/29/49                                    150             150
Sumitomo Mitsui Banking Corp. (f)(p)
   5.625% due 07/29/49                                     40              39
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                     32              33
Talisman Energy, Inc.
   6.250% due 02/01/38                                    670             645
Telecom Italia Capital SA
   5.250% due 10/01/15                                    175             168
Telefonica Emisiones SAU
   7.045% due 06/20/36                                     30              32

 122  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telefonica Europe BV (N)
   7.750% due 09/15/10                                    325             350
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    195             193
TELUS Corp.
   8.000% due 06/01/11                                    230             251
TNK-BP Finance SA (A)
   7.500% due 07/18/16                                    140             148
Tyco International Group SA
   6.750% due 02/15/11                                    170             181
   6.000% due 11/15/13                                    115             121
   7.000% due 06/15/28                                     40              48
   6.875% due 01/15/29                                    120             142
UFJ Finance Aruba AEC (N)
   6.750% due 07/15/13                                     60              65
Vale Overseas, Ltd.
   6.250% due 01/11/16                                    115             118
   6.250% due 01/23/17                                    235             241
   6.875% due 11/21/36                                    146             155
Vodafone Group PLC (N)
   5.750% due 03/15/16                                     50              51
WEA Finance LLC/WCI Finance LLC (p)
   5.700% due 10/01/16                                    675             683
Xstrata Finance Canada, Ltd. (p)
   5.500% due 11/16/11                                     35              35
   5.800% due 11/15/16                                     35              35
                                                                 ------------
                                                                       15,442
                                                                 ------------

Mortgage-Backed Securities - 54.5%
American Home Mortgage Investment Trust (E)
   Series 2005-2 Class 5A2
   5.470% due 09/25/35                                    634             634
Arcap Reit, Inc. (p)
   Series 2004-RR3 Class B
   5.040% due 09/21/45                                     95              91
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    200             199
   Series 2005-2 Class A4
   4.783% due 07/10/43                                    235             231
   Series 2005-6 Class A2
   5.165% due 09/10/47                                    375             375
   Series 2006-1 Class A4
   5.372% due 09/10/45                                    420             420
   Series 2006-3 Class A4
   5.889% due 07/10/44                                    300             311
   Series 2006-4 Class A4
   5.669% due 07/10/46                                    430             438

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2007-1 Class A3
   5.449% due 01/15/49                                    395             399
   Series 2007-1 Class A4
   5.451% due 01/15/49                                    325             328
Banc of America Funding Corp.
   Series 2005-5 Class 1A11
   5.500% due 09/25/35                                    241             236
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                    220             220
   Series 2006-A Class 3A2
   5.899% due 02/20/36                                  1,028           1,036
   Series 2006-A Class 4A1 (E)
   5.580% due 02/20/36                                    303             304
Banc of America Mortgage Securities, Inc.
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     35              35
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                    198             196
   Series 2005-L Class 3A1 (E)
   5.459% due 01/25/36                                    119             119
   Series 2006-2 Class A15
   6.000% due 07/25/36                                    244             246
Bank of America Alternative Loan Trust
   Series 2006-5 Class CB17
   6.000% due 06/25/36                                    185             188
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-11 Class 1A1
   5.624% due 02/25/33                                     37              37
   Series 2004-4 Class A4
   3.517% due 06/25/34                                    125             123
Bear Stearns Alt-A Trust
   Series 2006-4 Class 32A1
   6.479% due 07/25/36                                  1,687           1,724
Bear Stearns Commercial Mortgage Securities
   Series 2005-PWR Class A1
   4.386% due 02/11/41                                     80              79
   Series 2006-PW1 Class A1
   5.044% due 12/01/38                                    697             694
Chase Mortgage Finance Corp.
   Series 2003-S8 Class A1
   4.500% due 09/25/18                                    129             124
   Series 2005-A1 Class 2A2 (E)
   5.244% due 12/25/35                                  2,317           2,298
   Series 2006-A1 Class 1A1 (E)
   6.057% due 09/25/36                                    433             434

                                                      Diversified Bond Fund  123

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-S4 Class A3
   6.000% due 12/25/36                                    220             222
   Series 2006-S4 Class A4
   6.000% due 12/25/36                                    115             116
   Series 2007-A1 Class 5A1
   4.172% due 02/25/37                                  1,153           1,134
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                    259             256
   Series 2006-WF1 Class A2F
   5.657% due 03/01/36                                    780             779
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2006-CD3 Class A5
   5.617% due 10/15/48                                    145             147
Citimortgage Alternative Loan Trust
   Series 2006-A3 Class 1A5
   6.000% due 07/25/36                                    135             136
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A3
   6.040% due 09/15/30                                  1,010           1,013
Countrywide Alternative Loan Trust
   Series 2005-J8 Class 1A3
   5.500% due 07/25/35                                    173             173
   Series 2006-9T1 Class A7
   6.000% due 05/25/36                                     90              91
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                     70              70
   Series 2006-43C Class 1A7
   6.000% due 02/25/37                                    278             281
   Series 2006-J2 Class A3
   6.000% due 04/25/36                                    137             139
   Series 2007-OA6 Class A1B (E)
   5.520% due 06/25/37                                    800             800
   Series 2007-OA7 Class A1A (E)
   5.500% due 05/25/47                                    800             799
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2005-3 Class 1A2 (E)
   5.610% due 04/25/35                                    120             120
   Series 2006-OA4 Class A1 (E)
   5.843% due 04/25/46                                    536             536
   Series 2007-HY1 Class 1A2
   5.736% due 04/25/37                                    119             119
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2004-C1 Class A3
   4.321% due 01/15/37                                    211             206
   Series 2005-C4 Class A3
   5.120% due 08/15/38                                    400             398
   Series 2005-C6 Class A1
   4.938% due 12/15/40                                    303             302

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-C6 Class A4
   5.230% due 12/15/40                                    385             382
Credit Suisse Mortgage Capital Certificates
   Series 2006-C1 Class A1
   4.367% due 07/15/10                                     99              97
   Series 2006-C1 Class AAB
   5.555% due 02/15/39                                    275             279
   Series 2006-C2 Class A1
   5.250% due 03/15/39                                    230             231
   Series 2006-C2 Class A2
   5.659% due 03/15/39                                    250             256
   Series 2006-C4 Class A1
   4.771% due 09/15/39                                    650             643
   Series 2006-C4 Class A3
   5.467% due 09/15/39                                    360             362
   Series 2007-C1 Class A3
   5.383% due 02/15/40                                  1,800           1,796
   Series 2007-C2 Class A3
   5.542% due 01/15/49                                    215             216
Credit Suisse First Boston Mortgage Securities
   Corp. (E)(A)
   Series 2005-CN2 Class A1
   5.620% due 11/15/19                                    358             358
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2005-AR1 Class 2A3
   5.012% due 08/25/35                                    220             224
Downey Savings & Loan Association Mortgage Loan
   Trust (E)
   Series 2004-AR3 Class 1A1B
   7.240% due 07/19/44                                     50              51
Fannie Mae
   7.000% due 2008                                          4               4
   7.000% due 2009                                         15              15
   7.000% due 2011                                          8               8
   8.000% due 2011                                          1               2
   5.363% due 2012 (E)                                    160             161
   7.000% due 2012                                          3               3
   6.500% due 2013                                         23              23
   5.500% due 2014                                         27              27
   7.000% due 2015                                         10              10
   5.500% due 2016                                          6               6
   6.000% due 2016                                         61              62
   6.500% due 2016                                        104             107

 124  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   9.000% due 2016                                          2               2
   5.500% due 2017                                        217             219
   6.000% due 2017                                         93              94
   8.500% due 2017                                          5               5
   4.500% due 2018                                        776             754
   5.000% due 2018                                      1,260           1,245
   5.500% due 2018                                        246             247
   6.500% due 2018                                         11              12
   4.500% due 2019                                      1,093           1,060
   5.000% due 2019                                      5,131           5,070
   4.000% due 2020                                      1,055             997
   4.500% due 2020                                      1,930           1,871
   5.000% due 2020                                      1,226           1,210
   6.000% due 2021                                        763             775
   4.500% due 2022                                          1               1
   8.500% due 2025                                          4               4
   6.500% due 2028                                         21              22
   6.500% due 2029                                        479             495
   6.500% due 2032                                        361             373
   7.000% due 2032                                        408             425
   3.907% due 2033 (E)                                    150             149
   4.500% due 2033                                        651             614
   4.678% due 2033 (E)                                     88              88
   5.000% due 2033                                      1,203           1,165
   5.500% due 2033                                      7,584           7,518
   6.000% due 2033                                        437             442
   6.500% due 2033                                         18              19
   7.000% due 2033                                        240             250
   4.500% due 2034                                        469             441
   5.000% due 2034                                      3,546           3,434
   5.500% due 2034                                      2,739           2,713
   6.000% due 2034                                      1,954           1,976
   6.500% due 2034                                        267             274
   4.375% due 2035 (E)                                    516             516
   4.500% due 2035                                        427             402
   4.853% due 2035 (E)                                    151             150
   5.000% due 2035                                      2,134           2,066
   5.500% due 2035                                        970             962
   6.000% due 2035                                      1,793           1,812
   6.911% due 2035 (E)                                    372             386
   6.912% due 2035 (E)                                    316             328
   6.914% due 2035 (E)                                    387             402
   6.916% due 2035 (E)                                    388             402
   6.919% due 2035 (E)                                    300             311
   4.338% due 2036 (E)                                    503             502
   4.780% due 2036 (E)                                    254             254
   5.000% due 2036                                        960             928
   5.500% due 2036                                        304             301
   6.000% due 2036                                      3,898           3,928
   6.500% due 2036                                      2,850           2,911
   7.000% due 2036                                        123             127
   5.000% due 2037                                         86              83

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.183% due 2044 (E)                                    277             281
   Series 1993-134 Class H
   6.500% due 08/25/08                                    239             240
   Series 1999-56 Class Z
   7.000% due 12/18/29                                     89              93
   Series 2003-337 Class 1
   Principal Only STRIP
   Zero coupon due 07/01/33                               230             171
   Series 2003-343 Class 6
   Interest Only STRIP
   5.000% due 10/01/33                                    224              47
   Series 2003-345 Class 18
   Interest Only STRIP
   4.500% due 12/01/18                                    633              90
   Series 2003-345 Class 19
   Interest Only STRIP
   4.500% due 01/01/19                                    706             100
   Series 2006-369 Class 8
   Interest Only STRIP
   5.500% due 04/01/36                                    192              45
   Series 2006-371 Class 2
   Interest Only STRIP
   6.500% due 07/01/36                                     10               2
   Series 2006-373 Class 1
   Principal Only STRIP
   Zero coupon due 07/01/36                               188             143
   15 Year TBA (I)
   4.500%                                                 540             523
   5.000%                                               3,390           3,341
   5.500%                                               3,840           3,845
   30 Year TBA (I)
   4.500%                                                 645             606
   5.000%                                              30,235          29,202
   5.500%                                              11,000          10,877
   6.000%                                               7,035           7,087
   6.500%                                               2,750           2,808
Fannie Mae REMICS
   Series 2003-37 Class HY
   5.000% due 12/25/16                                    749             744
   Series 2006-48 Class LG
   Principal Only STRIP
   Zero coupon due 06/25/36                                80              59
Fannie Mae Whole Loan
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                     69              71

                                                      Diversified Bond Fund  125

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-W12 Class 2A5
   4.500% due 06/25/43                                    631             626
First Horizon Alternative Mortgage Securities
   Series 2004-AA3 Class A1 (E)
   5.300% due 09/25/34                                    234             234
   Series 2006-AA5 Class A2 (E)
   6.626% due 09/25/36                                    121             125
   Series 2006-AA7 Class A1 (E)
   6.600% due 01/25/37                                    793             813
   Series 2006-FA3 Class A6
   6.000% due 07/25/36                                    125             126
First Horizon Asset Securities, Inc. (E)
   Series 2005-AR5 Class 3A1
   5.540% due 10/25/35                                     54              54
Freddie Mac
   4.500% due 2013 (N)                                    715             702
   9.000% due 2016                                         37              41
   5.000% due 2019                                        205             203
   4.500% due 2021                                         52              51
   5.500% due 2033                                        293             290
   4.613% due 2034 (E)                                     88              89
   5.000% due 2035                                        223             216
   6.000% due 2035                                        134             135
   5.000% due 2036                                      1,161           1,123
   5.119% due 2036 (E)                                    612             610
   5.891% due 2036 (E)                                     90              91
   5.952% due 2036 (E)                                    216             219
   5.971% due 2036 (E)                                    110             112
   5.918% due 2037 (E)                                    600             606
   5.920% due 2037 (E)                                    359             362
   Series 1991-105 Class G
   7.000% due 03/15/21                                     41              41
   Series 2003-262 Class AB
   2.900% due 11/15/14                                    136             132
   Series 2004-281 Class DF (E)
   5.770% due 06/15/23                                    328             331
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                     81              12
   Series 2005-294 Class FA (E)
   5.490% due 03/15/20                                    631             632
   30 Year TBA (I)
   5.000%                                               3,145           3,039
   5.500%                                               4,910           4,855
   6.000%                                               4,350           4,385
Freddie Mac Gold
   7.000% due 2008                                          9               9
   8.000% due 2009                                          5               5

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   7.000% due 2010                                          6               7
   8.000% due 2010                                          1               1
   7.000% due 2011                                          4               4
   8.000% due 2011                                         12              12
   8.000% due 2012                                          5               5
   7.000% due 2014                                         59              61
   12.000% due 2014                                        10              10
   6.000% due 2016                                          9               9
   6.000% due 2017                                        225             229
   8.000% due 2017                                         15              16
   4.500% due 2018                                        613             596
   5.000% due 2018                                         13              13
   5.500% due 2019                                        243             244
   5.500% due 2020                                        689             691
   9.000% due 2024                                          5               6
   8.500% due 2025                                         20              21
   9.000% due 2025                                          8               9
   9.000% due 2026                                          1               1
   8.500% due 2027                                         91              98
   7.243% due 2030 (E)                                      4               4
   5.500% due 2032                                      1,298           1,287
   6.000% due 2032                                         63              64
   7.000% due 2032                                        247             257
   5.000% due 2033                                        574             556
   5.500% due 2033                                      1,435           1,421
   6.500% due 2033                                        272             279
   4.500% due 2034                                        193             182
   5.000% due 2034                                      1,507           1,460
   5.500% due 2034                                        849             841
   6.000% due 2034                                        142             144
   6.500% due 2034                                        197             202
   5.000% due 2036                                      1,221           1,182
Freddie Mac Reference REMICS
   Series 2006-R00 Class AK
   5.750% due 12/15/18                                    155             156
Freddie Mac REMICS
   Series 2003-258 Class IG
   Interest Only STRIP
   4.500% due 10/15/16                                    501              49
   Series 2004-277 Class KE
   3.500% due 12/15/17                                     79              78
   Series 2005-295 Class NA
   4.250% due 09/15/24                                    545             538
   Series 2005-299 Class KF (E)
   5.720% due 06/15/35                                    374             374
   Series 2005-301 Class IM
   Interest Only STRIP
   5.500% due 01/15/31                                    146              18

 126  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-323 Class PA
   6.000% due 03/15/26                                    235             238
Freddie Mac Strips
   Series 2007-245 Class IO
   Interest Only STRIP
   5.000% due 03/01/37                                    310              80
   Series 2007-245 Class PO
   5.119% due 11/15/36                                    310             220
GE Capital Commercial Mortgage Corp.
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                    107             105
   Series 2005-C1 Class A5
   4.772% due 06/10/48                                    130             126
   Series 2006-C1 Class A4
   5.518% due 03/10/44                                    240             241
GE Capital Commercial Mortgage Corp.
   Series 2007-C1 Class A4
   5.489% due 02/10/17                                    200             201
Ginnie Mae I
   6.500% due 2008                                          3               3
   6.500% due 2009                                         87              87
   7.000% due 2011                                          1               1
   9.500% due 2016                                          1               1
   10.500% due 2020                                         4               4
   8.500% due 2022                                          9              10
   8.000% due 2025                                          7               8
   9.000% due 2025                                        207             223
   7.000% due 2029                                          6               7
   8.000% due 2030                                         34              36
   8.500% due 2030                                          6               6
   7.000% due 2031                                        204             213
   7.000% due 2032                                         11              11
   30 Year TBA (I)
   5.500%                                               1,405           1,397
   6.000%                                               2,100           2,128
   6.500%                                               1,500           1,540
Ginnie Mae II
   4.500% due 04/20/35                                    140             131
GMAC Commercial Mortgage Securities, Inc.
   Series 2001-C1 Class A2
   6.465% due 04/15/34                                    160             166
   Series 2005-C1 Class A2
   4.471% due 05/10/43                                    130             128
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR6 Class 3A1
   5.298% due 11/19/35                                    190             190
   Series 2006-AR1 Class 1A1 (E)
   5.614% due 03/19/36                                    406             408

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Government National Mortgage Association (E)
   Series 1999-40 Class FE
   5.870% due 11/16/29                                    592             597
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    365             366
   Series 2005-GG3 Class A1
   3.919% due 08/10/42                                    159             156
   Series 2006-RR1 Class A1 (p)
   5.964% due 03/18/49                                    165             161
   Series 2007-GG9 Class A4
   5.444% due 03/10/39                                    715             718
GS Mortgage Securities Corp. II
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                    157             158
   Series 2006-FL8 Class A1 (p)(E)
   5.420% due 06/06/20                                    349             349
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                    420             426
Harborview Mortgage Loan Trust
   Series 2004-4 Class 3A (E)
   2.975% due 06/19/34                                    501             500
   Series 2005-14 Class 3A1A
   5.313% due 12/19/35                                     53              53
   Series 2006-2 Class 1A
   5.438% due 02/25/36                                    711             730
   Series 2006-3 Class 1A1A (E)
   6.416% due 06/19/36                                  1,253           1,280
HSI Asset Securitization Corp. Trust (E)
   Series 2005-I1 Class 2A1
   5.440% due 11/25/35                                     43              43
Impac CMB Trust (E)
   Series 2004-3 Class 1A
   5.570% due 06/25/34                                     23              23
Indymac Index Mortgage Loan Trust
   Series 2006-AR3 Class 2A1A
   6.405% due 03/25/36                                  2,191           2,233
Indymac Loan Trust (E)
   Series 2004-L1 Class A1 (p)
   5.600% due 07/25/09                                    203             204
   Series 2005-L1 Class A
   5.520% due 06/25/10                                    996             998
JP Morgan Alternative Loan Trust
   Series 2006-A2 Class 3A1
   5.954% due 05/25/36                                    822             835
   Series 2006-A4 Class A4 (E)
   5.390% due 08/25/36                                     85              85

                                                      Diversified Bond Fund  127

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2003-CB7 Class A3
   4.449% due 01/12/38                                    265             259
   Series 2005-CB1 Class A1
   4.520% due 08/12/37                                    246             244
   Series 2005-CB1 Class A2
   5.247% due 01/12/43                                    255             256
   Series 2005-CB1 Class A4
   4.895% due 09/12/37                                     80              78
   Series 2005-FL1 Class A1 (p)(E)
   5.430% due 02/15/19                                    985             985
   Series 2005-LDP Class A1
   5.035% due 12/15/44                                    895             891
   4.116% due 03/15/46                                    106             105
   Series 2005-LDP Class A3
   4.959% due 08/15/42                                    195             192
   5.209% due 12/15/44                                    920             921
   Series 2005-LDP Class A3A1
   4.871% due 10/15/42                                    530             523
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                    290             282
   Series 2006-CB1 Class A1
   5.279% due 12/12/43                                    197             198
   Series 2006-CB1 Class A3A (p)
   5.491% due 12/12/44                                    395             399
   Series 2006-CB1 Class A4
   5.429% due 12/12/43                                    375             377
   5.481% due 12/12/44                                    630             634
   5.817% due 05/12/45                                    485             490
   Series 2006-CB1 Class ASB
   5.506% due 12/12/44                                    105             106
   Series 2006-LDP Class A1S
   5.179% due 05/15/47                                  1,568           1,570
   Series 2006-LDP Class A3
   5.336% due 05/15/47                                    115             114
   Series 2006-LDP Class A3B
   5.447% due 05/15/45                                    195             197
   Series 2006-LDP Class A4
   6.066% due 04/15/45                                    145             151
   5.561% due 05/15/45                                    225             225
   Series 2007-CB1 Class A4
   5.440% due 06/12/47                                    950             958
   Series 2007-LDP Class A2S
   5.294% due 05/15/49                                    380             380
   Series 2007-LDP Class A3
   5.393% due 01/15/49                                    495             495
JP Morgan Mortgage Trust
   Series 2005-A2 Class 3A1
   4.906% due 04/25/35                                    293             290
   Series 2005-A3 Class 6A1
   4.906% due 06/25/35                                    436             432

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-A6 Class 2A2
   4.977% due 08/25/35                                    304             302
   Series 2006-A2 Class 1A1
   5.465% due 04/25/36                                    468             466
   Series 2007-A1 Class 3A2 (E)
   5.012% due 07/25/35                                  1,461           1,454
   Series 2007-A1 Class 6A1
   4.781% due 07/25/35                                    166             164
LB-UBS Commercial Mortgage Trust
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                     94              92
   Series 2004-C2 Class A1
   2.946% due 03/15/29                                    304             294
   Series 2004-C4 Class A3
   5.153% due 06/15/29                                    280             281
   Series 2005-C3 Class A5
   4.739% due 07/15/30                                    480             462
   Series 2005-C3 Class AAB
   4.664% due 07/15/30                                    600             585
   Series 2006-C4 Class A4
   5.899% due 06/15/38                                     85              89
Lehman Mortgage Trust
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                    296             298
Mach One Trust Commercial Mortgage-Backed (p)
   Series 2004-1A Class A3
   5.220% due 05/28/40                                    315             307
Master Adjustable Rate Mortgages Trust (E)
   Series 2006-OA2 Class 1A1
   5.733% due 12/25/46                                    566             566
Mastr Adjustable Rate Mortgages Trust
   Series 2006-2 Class 3A1
   4.849% due 01/25/36                                    395             392
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.668% due 06/25/33                                     92              94
   Series 2004-10 Class 5A6
   5.750% due 09/25/34                                    135             135
Mastr Asset Securitization Trust
   Series 2004-4 Class 2A2 (E)
   5.770% due 04/25/34                                    422             423

 128  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-2 Class 1A1
   5.250% due 11/25/35                                    332             328
Merrill Lynch Mortgage Investors, Inc.
   Series 2006-A1 Class 1A1
   5.882% due 03/25/36                                  1,552           1,561
Merrill Lynch Mortgage Trust
   Series 2005-LC1 Class A1
   5.017% due 01/12/44                                    304             303
   Series 2005-LC1 Class A2
   5.202% due 01/12/44                                    380             380
   Series 2005-MKB Class A1
   4.446% due 09/12/42                                    201             198
Merrill Lynch/Countrywide Commercial Mortgage
   Trust
   Series 2006-3 Class A2
   5.291% due 07/12/46                                    420             421
   Series 2006-4 Class A1
   3.642% due 12/12/49                                    301             290
   Series 2007-5 Class A4
   5.378% due 08/12/48                                    900             901
MLCC Mortgage Investors, Inc. (E)
   Series 2004-HB1 Class A2
   5.771% due 04/25/29                                    159             159
Morgan Stanley Capital I
   Series 2004-HQ3 Class A1
   3.100% due 01/13/41                                     79              78
   Series 2004-RR2 Class A2 (p)
   5.450% due 10/28/33                                    335             328
   Series 2005-HQ5 Class A4
   5.168% due 01/14/42                                    245             243
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                    190             189
   Series 2005-IQ9 Class A1
   3.990% due 07/15/56                                    119             117
   Series 2005-T17 Class A5
   4.780% due 12/13/41                                     60              58
   Series 2006-HQ8 Class A4
   5.388% due 03/12/44                                    215             217
   Series 2006-HQ9 Class A4
   5.731% due 07/20/44                                    160             164
   Series 2007-HQ1 Class A4
   5.447% due 02/20/44                                    325             328
Morgan Stanley Mortgage Loan Trust
   Series 2006-3AR Class 2A3
   5.869% due 03/25/36                                    727             736
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                    189             190
Novastar NIM Trust (p)
   4.777% due 10/26/35                                      1               1

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.720% due 02/25/34                                     94              94
   Series 2004-CL1 Class 2A2
   5.720% due 02/25/19                                     21              21
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.920% due 04/25/34                                    169             170
   Series 2005-QA1 Class A41
   5.690% due 09/25/35                                    203             203
   Series 2005-QA8 Class NB3
   5.499% due 07/25/35                                    120             121
   Series 2006-QA1 Class A21
   5.986% due 01/25/36                                    696             704
   Series 2006-QS6 Class 1A13
   6.000% due 06/25/36                                    350             352
Residential Asset Securities Corp. (E)
   Series 2003-KS4 Class AIIB
   5.610% due 06/25/33                                    173             173
Residential Funding Mortgage Securities I
   Series 2003-S5 Class 1A2 (E)
   5.770% due 11/25/18                                    511             514
   Series 2003-S20 Class 1A7 (E)
   5.820% due 12/25/33                                    151             152
   Series 2006-SA4 Class 2A1
   6.164% due 10/25/36                                    196             199
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                    295             292
Thornburg Mortgage Securities Trust (E)
   Series 2006-1 Class A3
   5.490% due 01/25/36                                    550             550
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C17 Class A1
   4.430% due 03/15/42                                    523             516
   Series 2005-C22 Class A3
   5.461% due 12/15/44                                    570             573
   Series 2007-C30 Class A5
   5.342% due 12/15/43                                    905             901
Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2005-4 Class CB11
   5.500% due 06/25/35                                     75              74
   Series 2007-OA2 Class 2A (E)
   5.633% due 01/25/47                                    556             555

                                                      Diversified Bond Fund  129

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Washington Mutual Mortgage Pass-Through
   Certificates
   Series 2005-AR1 Class 1A1
   4.838% due 10/25/35                                    208             206
   Series 2005-AR1 Class A1A1 (E)
   5.610% due 10/25/45                                    210             210
   Series 2005-AR6 Class B3 (E)
   5.980% due 04/25/45                                    101             101
   Series 2007-HY3 Class 4B1
   5.358% due 03/25/37                                     95              94
Washington Mutual, Inc.
   Series 2002-AR1 Class 1A (E)
   6.183% due 11/25/42                                    189             189
   Series 2004-AR1 Class A1B1 (E)
   5.664% due 11/25/34                                     35              35
   Series 2006-AR1 Class 1A1
   5.967% due 09/25/36                                    568             575
   Series 2006-AR1 Class 1A1A (E)
   5.953% due 01/25/46                                    528             532
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                    231             231
                                                                 ------------
                                                                      218,690
                                                                 ------------

Municipal Bonds - 0.1%
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   5.000% due 06/01/21                                    495             496
                                                                 ------------

Non-US Bonds - 0.2%
Bundesrepublik Deutschland
   Series 04
   3.750% due 01/04/15                           EUR      250             332
Canadian Government Bond
   4.000% due 12/01/31                           CAD       48              63
Poland Government Bond
   Series 1013
   5.000% due 10/24/13                           PLN      670             238
Quebec Residual
   Zero coupon due 12/01/36                      CAD      230              52
                                                                 ------------
                                                                          685
                                                                 ------------

United States Government Agencies - 4.5%
Fannie Mae
   2.500% due 06/15/08                                    810             788
   7.250% due 01/15/10 (N)                                940             998

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.750% due 04/19/10 (N)                                815             812
   4.125% due 05/15/10                                    140             137
   7.125% due 06/15/10 (N)                                200             213
   4.250% due 08/15/10 (N)                              1,480           1,456
   5.125% due 04/15/11 (N)                              1,215           1,228
   5.000% due 02/16/12 (N)                                325             327
   Zero coupon due 07/05/14                               545             385
   5.250% due 03/24/15                                    155             154
   5.000% due 02/13/17 (N)                                 35              35
   5.000% due 04/26/17 (N)                                370             362
   6.625% due 11/15/30 (N)                                 65              77
Federal Farm Credit Bank
   5.125% due 08/25/16                                    215             218
Federal Home Loan Bank System
   5.400% due 01/02/09                                    640             640
   5.000% due 09/18/09 (N)                                655             658
   4.375% due 03/17/10 (N)                              1,855           1,836
   5.375% due 08/19/11                                     65              66
   5.625% due 06/11/21 (N)                                420             440
   5.500% due 07/15/36 (N)                                150             156
   Series VB15
   5.000% due 12/21/15                                    300             300
Financing Corp.
   Principal Only STRIP
   Series 1
   Zero coupon due 05/11/16                               185             119
   Series 1P
   Zero coupon due 05/11/18                                90              52
   Series 2P
   Zero coupon due 11/30/17                               140              83
   Series 3P
   Zero coupon due 11/30/17                               395             233
   Series 5P
   Zero coupon due 02/08/18                                30              17
   Series 12P
   Zero coupon due 12/06/18                               765             426
   Series 15P
   Zero coupon due 03/07/19                                30              16
   Series 19
   Zero coupon due 06/06/16                               545             348
   Series C-P
   Zero coupon due 11/30/17                               275             162
   Series E-P
   Zero coupon due 11/02/18                             1,105             619
Freddie Mac
   4.875% due 02/09/10 (N)                              1,175           1,177
   5.750% due 01/15/12 (N)                                305             317

 130  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.125% due 07/15/12 (N)                                890             902
   4.875% due 11/15/13 (N)                                360             360
   5.050% due 01/26/15                                    315             318
   5.000% due 04/18/17 (N)                                320             320
   6.750% due 03/15/31 (N)                                 30              36
   5.625% due 11/23/35 (N)                                720             709
Tennessee Valley Authority
   6.150% due 01/15/38                                    440             500
                                                                 ------------
                                                                       18,000
                                                                 ------------

United States Government Treasuries - 11.4%
United States Treasury Inflation Indexed Bonds
   2.375% due 04/15/11 (N)                              1,199           1,216
   3.375% due 01/15/12 (N)                                166             176
   2.000% due 07/15/14 (N)                                637             632
   1.875% due 07/15/15 (N)                              1,245           1,218
   2.375% due 01/15/25 (N)                              1,241           1,248
   2.000% due 01/15/26 (N)                                 31              29
   2.375% due 01/15/27 (N)                                192             193
   3.875% due 04/15/29 (N)                                124             157
United States Treasury Notes
   4.750% due 12/31/08 (N)                                190             190
   3.875% due 05/15/09 (N)                                190             187
   3.375% due 10/15/09 (N)                              1,695           1,649
   3.625% due 01/15/10 (N)                              1,850           1,807
   4.750% due 02/15/10 (N)                                240             241
   4.000% due 03/15/10 (N)                              3,105           3,061
   4.000% due 04/15/10 (N)                                 80              79
   3.875% due 09/15/10 (N)                                645             633
   4.375% due 12/15/10 (N)                                175             174
   4.875% due 04/30/11 (N)                              1,900           1,925
   4.625% due 08/31/11 (N)                              3,095           3,109
   4.625% due 12/31/11 (N)                                700             703
   4.750% due 01/31/12 (N)                                520             525
   4.000% due 11/15/12 (N)                                820             800
   4.250% due 08/15/13 (N)                                745             734
   4.250% due 11/15/13 (N)                              3,725           3,663
   4.750% due 05/15/14 (N)                              1,155           1,167
   12.500% due 08/15/14                                   155             182
   4.125% due 05/15/15 (N)                              1,730           1,675
   4.250% due 08/15/15 (N)                                320             312
   5.125% due 05/15/16 (N)                              1,120           1,161
   4.625% due 02/15/17 (N)                                240             240
   8.125% due 08/15/19 (N)                              1,130           1,479
   8.125% due 08/15/21 (N)                              1,900           2,538
   Zero coupon due 11/15/21 (N)                           770             377
   7.125% due 02/15/23 (N)                              2,950           3,676
   6.000% due 02/15/26 (N)                              2,915           3,310

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   6.125% due 08/15/29 (N)                                445             520
   5.375% due 02/15/31 (N)                              1,150           1,232
   4.500% due 02/15/36 (N)                              2,735           2,594
   4.750% due 02/15/37 (N)                              1,100           1,088
                                                                 ------------
                                                                       45,900
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $409,919)                                                       409,252
                                                                 ------------

PREFERRED STOCKS - 0.7%
Auto and Transportation - 0.1%
General Motors Corp. (AE)(N)                           18,625             391
                                                                 ------------

Financial Services - 0.6%
DG Funding Trust (E)(A)                                   240           2,538
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,878)                                                           2,929
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Mar 2008 92.25 Put (521)                           120,156               2
   Mar 2008 92.75 Put (80)                             18,550               1
   Jun 2008 92.75 Put (113)                            26,202               1
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $7)                                                                   4
                                                                 ------------


                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 15.3%
AT&T Wireless Services, Inc.
   7.500% due 05/01/07                                    705             705
Bank of America Corp. (c)(z)
   5.215% due 06/08/07                                  2,100           2,088
Barclays US Funding Corp. (c)(z)
   5.215% due 06/07/07                                  3,000           2,984
Capital One Auto Finance Trust
   Series 2006-C Class A1
   5.340% due 12/14/07                                    181             181

                                                      Diversified Bond Fund  131

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                    590             586
CIT Group, Inc.
   5.750% due 09/25/07                                     30              30
Citigroup, Inc.
   3.500% due 02/01/08                                    365             360
DaimlerChrysler NA Holding Corp. (E)
   Series MTND
   5.820% due 09/10/07                                    400             401
Fannie Mae Discount Notes (c)(z)(sec.)
   Zero coupon due 06/25/07                               580             576
Golden West Financial Corp.
   4.125% due 08/15/07                                     45              45
Harrah's Operating Co., Inc.
   7.125% due 06/01/07                                    200             200
HBOS Treasury Services, PLC (c)(z)
   5.215% due 06/11/07                                  2,600           2,585
Royal Bank of Scotland (z)
   5.265% due 03/26/08                                    800             800
Russell Investment Company
   Money Market Fund                               32,389,032          32,389
San Paolo IMI US Financial Co. (c)(z)
   5.220% due 06/27/07                                  2,300           2,281
Santander Central Hispano Financial (c)(z)
   5.215% due 06/12/07                                  2,500           2,485
Skandinaviska Enskilda Banken (z)
   5.185% due 07/09/07                                  2,300           2,257
SLM Corp. (E)(N)
   Series MTNA
   5.440% due 01/25/08                                    800             798
Societe Generale (c)(z)
   5.258% due 06/11/07                                    700             700
Societe Generale NA (c)(z)
   5.220% due 06/19/07                                  2,000           1,986
Starbound Reinsurance, Ltd.,
   Term Loan B
   6.870% due 03/31/08                                  2,000           2,000
TELUS Corp.
   7.500% due 06/01/07                                    205             205
UBS Financial Del LLC (z)
   5.185% due 07/07/07                                  1,800           1,768
   5.145% due 08/01/07                                    900             900

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Bills (c)(z)(sec.)
   5.124% due 05/17/07                                    350             349
   5.145% due 05/17/07                                    830             828
   5.030% due 05/31/07                                    515             513
   5.046% due 06/14/07                                    500             497
United States Treasury Notes (N)
   4.375% due 05/15/07                                     60              60
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $59,590)                                                         61,557
                                                                 ------------

OTHER SECURITIES - 16.7%
Russell Investment Company
   Money Market Fund (X)                           12,899,041          12,899
State Street Securities Lending
   Quality Trust (X)                               54,209,351          54,209
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $67,108)                                                         67,108
                                                                 ------------

TOTAL INVESTMENTS - 134.8%
(identified cost $539,502)                                            540,850

OTHER ASSETS AND LIABILITIES,
NET - (34.8%)                                                        (139,750)
                                                                 ------------

NET ASSETS - 100.0%                                                   401,100
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 132  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Euribor Futures
   expiration date 06/08 (12)                               3,919                (12)
   expiration date 09/08 (9)                                2,941                 (6)
   expiration date 12/08 (9)                                2,942                 (5)

Eurodollar Futures (CME)
   expiration date 09/07 (28)                               6,636                 (5)
   expiration date 03/08 (41)                               9,756                 18
   expiration date 06/08 (204)                             48,613                165
   expiration date 09/08 (242)                             57,702                214
   expiration date 12/08 (303)                             72,250                260

EuroYen Futures
   expiration date 12/07 (4)                                  829                  1

LIBOR Futures
   expiration date 06/07 (7)                                1,648                 (3)
   expiration date 03/08 (1)                                  235                 --
   expiration date 06/08 (6)                                1,413                 --
   expiration date 09/08 (11)                               2,591                (16)

United States Treasury Bonds
   expiration date 06/07 (14)                               1,565                  3

United States Treasury
   2 Year Notes
   expiration date 06/07 (39)                               7,984                  8
United States Treasury
   5 Year Notes
   expiration date 06/07 (164)                             17,356                 26

United States Treasury
   10 Year Notes
   expiration date 06/07 (47)                               5,091                  9

Short Positions
United States Treasury Bonds
   expiration date 06/07 (51)                               5,699                 12

United States Treasury
   2 Year Notes
   expiration date 06/07 (50)                              10,236                 10

United States Treasury
   10 Year Notes
   expiration date 06/07 (45)                               4,875                  1
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        680
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Jun 2007 94.75 Call (5)                                  1,184                 --
   Sep 2007 95.25 Call (5)                                  1,191                 (1)
   Jun 2007 94.75 Put (5)                                   1,184                 (1)

United States Treasury Bonds
   May 2007 111.00 Call (19)                                2,109                (21)
   May 2007 113.00 Call (21)                                2,373                 (4)
   May 2007 115.00 Call (28)                                3,220                 (1)
   May 2007 109.00 Put (55)                                 5,995                 (3)
   Aug 2007 109.00 Put (39)                                 4,251                (18)

United States Treasury Notes 2 Year Futures
   May 2007 102.50 Call (32)                                6,560                 (5)

   5 Year Futures
   May 2007 106.00 Call (82)                                8,692                (19)

   10 Year Futures
   May 2007 108.00 Call (22)                                2,376                (14)
   May 2007 105.00 Put (13)                                 1,365                 --
   May 2007 106.00 Put (19)                                 2,014                 --
   May 2007 107.00 Put (44)                                 4,708                 (4)
   May 2007 108.00 Put (9)                                    972                 (3)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $118)                                                      (94)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Bond Fund  133

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             118   AUD              142    05/17/07                 --
USD             924   CAD            1,068    05/09/07                 39
USD              70   CNY              534    06/19/07                 --
USD              40   EUR               30    05/09/07                 --
USD             292   EUR              215    05/09/07                  1
USD           1,195   EUR              898    05/09/07                 30
USD           3,169   EUR            2,430    05/09/07                148
USD             568   EUR              418    05/24/07                  3
USD             313   EUR              240    06/15/07                 15
USD           2,822   JPY          338,388    05/09/07                 13
USD             119   JPY           13,890    05/15/07                 (2)
USD             553   JPY           64,900    05/15/07                 (8)
USD              42   JPY            5,000    06/15/07                 --
USD             133   JPY           15,610    06/15/07                 (2)
USD             413   JPY           48,000    06/15/07                 (9)
USD             657   JPY           77,112    08/08/07                 (4)
USD           1,081   PLN            3,025    05/09/07                  9
USD             846   PLN            2,338    08/08/07                 (1)
USD               1   SGD                2    08/07/07                 --
USD               1   TWD               41    05/02/07                 --
USD               6   TWD              190    05/02/07                 --
USD               6   TWD              197    05/02/07                 --
USD               6   TWD              198    05/02/07                 --
USD               6   TWD              201    05/02/07                 --
USD              19   TWD              629    05/02/07                 --
CAD           1,068   USD              906    05/09/07                (57)
EUR             408   USD              554    05/09/07                 (3)
EUR           1,112   USD            1,446    05/09/07                (73)
EUR           2,052   USD            2,700    05/09/07               (101)
EUR             240   USD              320    06/15/07                 (8)
EUR             215   USD              293    08/08/07                 (2)
JPY          77,112   USD              650    05/09/07                  4
JPY         261,276   USD            2,260    05/09/07                 71
JPY          78,293   USD              667    05/15/07                 10
JPY          80,069   USD              665    05/15/07                 (6)
JPY          10,850   USD               94    06/15/07                  2
PLN           3,025   USD            1,018    05/09/07                (72)
PLN           3,025   USD            1,083    08/08/07                (10)
TWD              41   USD                1    05/02/07                 --
TWD             190   USD                6    05/02/07                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
TWD             197   USD                6    05/02/07                 --
TWD             201   USD                6    05/02/07                 --
TWD             827   USD               25    05/02/07                 --
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 (13)
                                                           ==============

See accompanying notes which are an integral part of the financial statements.

 134  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAPS CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               MARKET
        COUNTER              NOTIONAL                                                    TERMINATION           VALUE
         PARTY                AMOUNT         FUND RECEIVES           FUND PAYS               DATE                $
-----------------------   --------------   ------------------   --------------------   ----------------   ----------------
Bank of America             USD    1,500   5.000%               Three Month LIBOR          06/20/09                     (1)
                                                                Consumer Price Index
BNP Paribas                 EUR    1,300   2.090%               (France)                   10/15/10                      3
Credit Suisse First
   Boston                   USD    5,900   5.000%               Three Month LIBOR          06/20/09                     (4)
Deutsche Bank AG            GBP      200   6.000%               Six Month LIBOR            12/20/08                      1
Deutsche Bank AG            JPY  260,000   1.000%               Six Month LIBOR            09/18/08                     --
Deutsche Bank AG            USD   11,200   5.000%               Three Month LIBOR          12/19/08                      3
Deutsche Bank AG            USD    1,100   Three Month LIBOR    5.000%                     06/20/17                     14
Deutsche Bank AG            USD    1,400   5.000%               Three Month LIBOR          06/20/37                    (79)
Deutsche Bank AG            USD    4,400   5.000%               Three Month LIBOR          06/20/09                     (3)
Goldman Sachs                EUR     500   4.000%               Six Month LIBOR            03/20/09                     (2)
Goldman Sachs               GBP      100   5.000%               Six Month LIBOR            06/15/09                     (3)
                                                                Consumer Price Index
JP Morgan                    EUR     100   1.948%               (France)                   03/15/12                     --
Lehman Brothers             USD    1,100   5.000%               Three Month LIBOR          06/20/37                    (62)
Merrill Lynch               GBP      200   Six Month LIBOR      4.000%                     12/15/35                     13
Morgan Stanley              JPY   20,000   2.000%               Six Month LIBOR            12/20/16                      4
Morgan Stanley              JPY   60,000   2.500%               Six Month LIBOR            12/20/26                     21
Morgan Stanley              USD      100   Three Month LIBOR    5.000%                     06/20/17                      1
Royal Bank of Canada         CAD     100   4.500%               Three Month LIBOR          06/15/27                     (3)
Royal Bank of Scotland      USD    5,600   5.000%               Three Month LIBOR          06/20/09                     (4)
UBS                         JPY   30,000   2.000%               Six Month LIBOR            12/20/16                      7
                                                                                                          ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($60)                               (94)
                                                                                                          ================

CREDIT DEFAULT SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                       FUND                             MARKET
                REFERENCE                         COUNTER           AMOUNT       (PAYS)/ RECEIVES    TERMINATION        VALUE
                  ENTITY                           PARTY              $             FIXED RATE           DATE             $
------------------------------------------    ---------------    ------------    ----------------    ------------    ------------
American International Group                  JP Morgan            USD  2,200        0.050%            12/20/07                --
Anadarko Petroleum                            Goldman              USD    300        0.150%            03/20/08                --
Dow Jones CDX High Volatility 7 Index         Bank of America      USD    800       (0.650%)           12/20/16                --
Russian Federation                            Merrill Lynch        USD  2,000        0.305%            12/20/08                 3
Temple-Inland, Inc.                           Lehman Brothers      USD    160       (0.740%)           03/20/17                (1)
                                                                                                                     ------------
Total Market Value of Open Credit Swap Contracts Premiums Paid (Received) - ($4)                                                2
                                                                                                                     ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Diversified Bond Fund  135

RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Asset-Backed Securities                                   9.6
Certificates of Deposit                                   0.5
Corporate Bonds and Notes                                17.4
International Debt                                        3.9
Mortgage-Backed Securities                               54.5
Municipal Bonds                                           0.1
Non-US Bonds                                              0.2
United States Government Agencies                         4.5
United States Government Treasuries                      11.4
Preferred Stocks                                          0.7
Options Purchased                                          --*
Short-Term Investments                                   15.3
Other Securities                                         16.7
                                              ---------------
Total Investments                                       134.8
Other Assets and Liabilities, Net                       (34.8)
                                              ---------------

                                                        100.0
                                              ===============

Futures Contracts                                         0.2
Options Written                                           (--)*
Foreign Currency Exchange Contracts                       (--)*
Interest Rate Swap Contracts                              (--)*
Credit Default Swap Contracts                              --*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

 136  Diversified Bond Fund

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Non-income producing
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(O)   In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(S) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(A)   Illiquid and restricted security.
(a)   Currency balances were held in connection with futures contracts purchased
      (sold), options written, or swaps entered into by the Fund. See Note 2.
(U) All or a portion of the shares of this security are held as collateral in connection with securities sold short.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PHP - Philippine peso
   AUD - Australian dollar                 HUF - Hungarian forint                  PKR - Pakistani rupee
   BRL - Brazilian real                    IDR - Indonesian rupiah                 PLN - Polish zloty
   CAD - Canadian dollar                   IEP - Irish pundt                       RUB - Russian ruble
   CHF - Swiss franc                       ILS - Israeli shekel                    SEK - Swedish krona
   CLP - Chilean peso                      INR - Indian rupee                      SGD - Singapore dollar
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      SKK - Slovakian koruna
   COP - Colombian peso                    KES - Kenyan schilling                  THB - Thai baht
   CRC - Costa Rica colon                  KRW - South Korean won                  TRY - Turkish lira
   CZK - Czech koruna                      MXN - Mexican peso                      TWD - Taiwanese dollar
   DKK - Danish krone                      MYR - Malaysian ringgit                 USD - United States dollar
   EGP - Egyptian pound                    NOK - Norwegian krone                   VEB - Venezuelan bolivar
   EUR - Euro                              NZD - New Zealand dollar                VND - Vietnam dong
   GBP - British pound sterling            PEN - Peruvian nouveau sol              ZAR - South African rand

                                          Notes to Schedules of Investments  137

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2007 (UNAUDITED)

                                                                          DIVERSIFIED EQUITY        SPECIAL GROWTH
AMOUNTS IN THOUSANDS                                                             FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $         3,839,816    $          1,666,813
---------------------------------------------------------------------------------------------------------------------
Investments, at market***                                                           4,516,683               1,847,500
Cash                                                                                       --                      11
Cash (Restricted)                                                                          --                      --
Foreign currency holdings*                                                                  7                      --
Unrealized appreciation on foreign currency exchange contracts                             --                      --
Receivables:
      Dividends and interest                                                            2,863                     543
      Dividends from affiliated money market funds                                      1,126                     404
      Investments sold                                                                 53,269                  28,525
      Fund shares sold                                                                  7,732                   3,749
      Foreign taxes recoverable                                                            --                      --
      Miscellaneous receivables                                                            --                      --
      From Adviser                                                                         --                      --
      Daily variation margin on futures contracts                                          --                      --
Prepaid expenses                                                                          116                      74
Unrealized appreciation on index swap contracts                                            --                      --
Interest rate swap contracts, at market value*****                                         --                      --
Credit default swap contracts, at market value****                                         --                      --
                                                                          -------------------    --------------------
Total assets                                                                        4,581,796               1,880,806
                                                                          -------------------    --------------------

LIABILITIES
Payables:
      Due to Custodian                                                                  1,774                      --
      Investments purchased                                                            46,985                  37,729
      Fund shares redeemed                                                              3,598                   1,694
      Accrued fees to affiliates                                                        3,385                   1,488
      Other accrued expenses                                                               99                      71
      Dividends for securities sold short                                                  --                      --
      Daily variation margin on futures contracts                                       2,115                   1,908
      Deferred tax liability                                                               --                      --
Unrealized depreciation on foreign currency exchange contracts                             --                      --
Options written, at market value**                                                         --                      --
Securities sold short, at market value******                                               --                      --
Payable upon return of securities loaned                                              259,579                 393,917
Unrealized depreciation on index swap contracts                                            --                      --
Interest rate swap contracts, at market value*****                                         --                      --
Credit default swaps, at market value****                                                  --                      --
                                                                          -------------------    --------------------
Total liabilities                                                                     317,535                 436,807
                                                                          -------------------    --------------------

NET ASSETS                                                                $         4,264,261    $          1,443,999
                                                                          ===================    ====================
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $             1,024    $                565
Accumulated net realized gain (loss)                                                  130,901                  63,846
Unrealized appreciation (depreciation) on:
      Investments (International Securities Fund - net of deferred tax
       liability for foreign capital gains taxes)                                     676,867                 180,687
      Futures contracts                                                                 9,075                   1,834
      Options written                                                                      --                      --
      Credit default swaps                                                                 --                      --
      Index swap contracts                                                                 --                      --
      Interest rate swap contracts                                                         --                      --
      Securities sold short                                                                --                      --
      Foreign currency-related transactions                                                --                      --
Shares of beneficial interest                                                             838                     273
Additional paid-in capital                                                          3,445,556               1,196,794
                                                                          -------------------    --------------------
NET ASSETS                                                                $         4,264,261    $          1,443,999
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 138  Statement of Assets and Liabilities

    QUANTITATIVE EQUITY    INTERNATIONAL SECURITIES    GLOBAL EQUITY     MULTISTRATEGY BOND    DIVERSIFIED BOND
           FUND                      FUND                   FUND                FUND                 FUND
---------------------------------------------------------------------------------------------------------------
      $    4,166,553            $    4,396,143         $    1,059,453      $    7,447,564       $      539,502
---------------------------------------------------------------------------------------------------------------
           4,840,850                 5,184,727              1,097,279           7,462,322              540,850
                  --                       904                     --              16,571                  305
                  --                    11,213                     --                 106                   --
                  --                    13,108                  1,994               6,212                1,496
                  --                    31,272                  5,689              10,843                  345
               3,233                    12,877                  1,438              44,927                1,612
                 665                     1,075                    245               5,281                  289
              27,111                    44,967                 14,014             432,099               36,168
               6,931                     6,582                  8,118              10,936                1,491
                  --                       999                    220                  --                   --
                  --                        --                     --                  --                   --
                  --                        --                     --                  --                   29
                  --                       884                     56               4,306                  172
                 108                        81                    156                 152                   63
                  --                       116                     --                 735                   --
                  --                        --                     --              13,495                   67
                  --                        --                     --                 668                    3
      --------------            --------------         --------------      --------------       --------------
           4,878,898                 5,308,805              1,129,209           8,008,653              582,890
      --------------            --------------         --------------      --------------       --------------

                  --                        --                     --                  --                   --
              38,758                    46,341                 14,944           1,127,476              111,508
               3,880                     3,126                     73               6,205                1,956
               3,418                     3,691                    779               4,011                  447
                 188                       155                     73                  41                  155
                  36                        --                     --                  --                   --
               1,538                        --                    293                  --                    2
                  --                         5                      3                  --                   --
                  --                    23,563                  4,904              10,499                  358
                  --                     1,420                     --               3,230                   94
             459,426                        --                     --                  --                   --
              63,893                 1,302,344                200,284           1,006,748               67,108
                  --                        --                     --                  20                   --
                  --                        --                     --               9,643                  161
                  --                        --                     --                 318                    1
      --------------            --------------         --------------      --------------       --------------
             571,137                 1,380,645                221,353           2,168,191              181,790
      --------------            --------------         --------------      --------------       --------------

      $    4,307,761            $    3,928,160         $      907,856      $    5,840,462       $      401,100
      ==============            ==============         ==============      ==============       ==============
      $         (553)           $       (2,546)        $        3,059      $       26,211       $        2,192
             150,202                   339,910                  1,171             (13,422)             (12,609)
             674,297                   788,579                 37,826              14,758                1,348
               5,428                    10,566                  2,024               1,406                  680
                  --                        --                     --                 274                   24
                  --                        --                     --                 862                    6
                  --                       116                     --                 715                   --
                  --                        --                     --              (4,884)                 (34)
             (19,606)                       --                     --                  --                   --
                  --                     7,825                    777                 527                    1
               1,010                       485                    867               5,615                  172
           3,496,983                 2,783,225                862,132           5,808,400              409,320
      --------------            --------------         --------------      --------------       --------------
      $    4,307,761            $    3,928,160         $      907,856      $    5,840,462       $      401,100
      ==============            ==============         ==============      ==============       ==============

  See accompanying notes which are an integral part of the financial statements.
                                        Statement of Assets and Liabilities  139

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

                                                                          DIVERSIFIED EQUITY        SPECIAL GROWTH
                                                                                 FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share: Class A*******                              $             50.93    $              50.91
   Maximum offering price per share (Net asset value plus sales charge
     of 5.75%********): Class A                                           $             54.04    $              54.02
      Class A -- Net assets                                               $         3,050,228    $          1,836,624
      Class A -- Shares outstanding ($.01 par value)                                   59,896                  36,077
   Net asset value per share: Class C*******                              $             49.03    $              46.58
      Class C -- Net assets                                               $       164,872,741    $         71,501,616
      Class C -- Shares outstanding ($.01 par value)                                3,362,578               1,535,186
   Net asset value per share: Class E*******                              $             50.94    $              50.92
      Class E -- Net assets                                               $        74,915,936    $         29,115,232
      Class E -- Shares outstanding ($.01 par value)                                1,470,562                 571,837
   Net asset value per share: Class S*******                              $             50.95    $              53.34
      Class S -- Net assets                                               $     4,021,422,047    $      1,341,545,632
      Class S -- Shares outstanding ($.01 par value)                               78,922,295              25,149,740
---------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*        Foreign currency holdings - cost                                 $                 6    $                 --
**       Premiums received on options written                             $                --    $                 --
***      Securities on loan included in investments                       $           306,237    $            383,080
****     Credit default swap contracts - premiums paid (received)         $                --    $                 --
*****    Interest rate swap contracts - premiums paid (received)          $                --    $                 --
******   Proceeds on securities sold short                                $                --    $                 --
*******  Net asset value per share equals class level net assets divided by
         class level shares of beneficial interest outstanding.
******** Multistrategy Bond Fund's maximum sale charge is 3.75%

See accompanying notes which are an integral part of the financial statements.

 140  Statement of Assets and Liabilities

    QUANTITATIVE EQUITY    INTERNATIONAL SECURITIES    GLOBAL EQUITY     MULTISTRATEGY BOND    DIVERSIFIED BOND
           FUND                      FUND                   FUND                FUND                 FUND
---------------------------------------------------------------------------------------------------------------

      $        42.56            $        80.19         $        10.47      $        10.39       $           --
      $        45.16            $        85.08         $        11.11      $        10.79       $           --
      $    2,902,288            $    2,820,887         $    1,477,592      $    3,056,988       $           --
              68,185                    35,179                141,157             294,160                   --

      $        41.32            $        77.09         $        10.45      $        10.38       $        23.76
      $  166,899,297            $  176,309,162         $    5,949,950      $  109,132,711       $   50,688,006
           4,039,159                 2,287,122                569,105          10,516,839            2,133,157

      $        42.58            $        80.21         $        10.46      $        10.39       $        23.84
      $   77,316,529            $   83,242,178         $   13,635,430      $  112,800,912       $   17,791,865
           1,815,692                 1,037,759              1,303,036          10,857,115              746,295

      $        42.72            $        81.15         $        10.48      $        10.40       $        23.19
      $4,060,642,387            $3,665,788,171         $  886,793,230      $5,615,471,445       $  332,619,750
          95,057,516                45,171,653             84,655,458         539,861,057           14,344,093
---------------------------------------------------------------------------------------------------------------

      $           --            $       13,064         $        2,005      $        6,068       $        1,486
      $           --            $        1,420         $           --      $        3,504       $          118
      $       64,649            $    1,255,995         $      195,904      $      988,857       $       65,863
      $           --            $           --         $           --      $         (512)      $           (4)
      $           --            $           --         $           --      $        8,736       $          (60)
      $      439,820            $           --         $           --      $           --       $           --

  See accompanying notes which are an integral part of the financial statements.
                                        Statement of Assets and Liabilities  141

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2007 (UNAUDITED)

                                                                          DIVERSIFIED EQUITY        SPECIAL GROWTH
AMOUNTS IN THOUSANDS                                                             FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                           $            29,727    $              5,861
      Dividends from affiliated money market funds                                      8,019                   2,450
      Interest                                                                            344                     102
      Securities lending income                                                           372                     560
      Less foreign taxes withheld                                                          --                      --
                                                                          -------------------    --------------------
Total investment income                                                                38,462                   8,973
                                                                          -------------------    --------------------

EXPENSES
      Advisory fees                                                                    14,619                   5,805
      Administrative fees                                                               1,008                     323
      Custodian fees                                                                      437                     271
      Distribution fees - Class A                                                           1                       1
      Distribution fees - Class C                                                         595                     260
      Transfer agent fees                                                               3,023                   1,496
      Professional fees                                                                    63                      38
      Registration fees                                                                    97                      49
      Shareholder servicing fees - Class C                                                198                      87
      Shareholder servicing fees - Class E                                                 89                      34
      Trustees' fees                                                                       42                      13
      Printing fees                                                                        75                      32
      Offering fees                                                                        --                      --
      Dividends from securities sold short                                                 --                      --
      Interest expense from securities sold short                                          --                      --
      Miscellaneous                                                                        26                       9
                                                                          -------------------    --------------------
      Expenses before reductions                                                       20,273                   8,418
      Expense reductions                                                                  (24)                    (11)
                                                                          -------------------    --------------------
Net expenses                                                                           20,249                   8,407
                                                                          -------------------    --------------------
Net investment income (loss)                                                           18,213                     566
                                                                          -------------------    --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments (International Securities Fund - net of deferred tax
       liability for foreign capital gains taxes)                                     168,469                  70,027
      Futures contracts                                                                13,590                   8,245
      Options written                                                                      --                      --
      Credit default swaps                                                                 --                      --
      Index swap contracts                                                                 --                      --
      Interest rate swap contracts                                                         --                      --
      Securities sold short                                                                --                      --
      Foreign currency-related transactions                                                --                      --
                                                                          -------------------    --------------------
Net realized gain (loss)                                                              182,059                  78,272
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation) on:
      Investments (International Securities Fund - net of deferred tax
       liability for foreign capital gains taxes)                                     151,023                  36,213
      Futures contracts                                                                  (120)                 (3,267)
      Options written                                                                      --                      --
      Credit default swaps                                                                 --                      --
      Index swap contracts                                                                 --                      --
      Interest rate swap contracts                                                         --                      --
      Securities sold short                                                                --                      --
      Foreign currency-related transactions                                                --                      --
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation)                                  150,903                  32,946
                                                                          -------------------    --------------------
Net realized and unrealized gain (loss)                                               332,962                 111,218
                                                                          -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $           351,175    $            111,784
                                                                          ===================    ====================

* For the period ended March 1, 2007 (commencement of operations) to April 30, 2007 (Unaudited).

See accompanying notes which are an integral part of the financial statements.

 142  Statement of Operations

    QUANTITATIVE EQUITY   INTERNATIONAL SECURITIES   GLOBAL EQUITY*    MULTISTRATEGY BOND   DIVERSIFIED BOND
           FUND                     FUND                  FUND                FUND                FUND
------------------------------------------------------------------------------------------------------------
      $        36,206         $        39,412        $         4,072    $           220     $           106
                4,807                   7,243                    830             18,233               5,118
                  240                     361                    251             80,866              37,407
                   54                   1,088                     --                217                 155
                   --                  (3,115)                  (393)                --                  --
      ---------------         ---------------        ---------------    ---------------     ---------------
               41,307                  44,989                  4,760             99,536              42,786
      ---------------         ---------------        ---------------    ---------------     ---------------

               14,937                  16,758                  1,280             10,981               3,279
                1,030                     936                     67                917                 410
                  428                   1,513                    101                520                 429
                    1                       1                     --                  1                  --
                  605                     626                      4                341                 225
                3,090                   2,806                    168              2,754                 902
                   62                      77                     19                 44                  50
                   99                      91                     30                 93                  68
                  202                     209                      1                114                  75
                   93                      98                      5                 87                  57
                   43                      37                      4                 29                  23
                   63                      59                      7                 46                  36
                   --                      --                     12                 --                  --
                1,040                      --                     --                 --                  --
                  498                      --                     --                 --                  --
                   26                      26                      3                 18                  15
      ---------------         ---------------        ---------------    ---------------     ---------------
               22,217                  23,237                  1,701             15,945               5,569
                  (15)                    (43)                    --               (604)               (162)
      ---------------         ---------------        ---------------    ---------------     ---------------
               22,202                  23,194                  1,701             15,341               5,407
      ---------------         ---------------        ---------------    ---------------     ---------------
               19,105                  21,795                  3,059             84,195              37,379
      ---------------         ---------------        ---------------    ---------------     ---------------

              191,251                 339,783                    837              8,565              11,414
                4,490                  13,124                    842               (414)                131
                   --                  (1,838)                    --                722                  41
                   --                      --                     --               (341)                (10)
                   --                     475                     --                388                  --
                   --                      --                     --              1,193                 720
              (14,283)                     --                     --                 --                  --
                   --                   6,558                   (508)            (4,467)               (426)
      ---------------         ---------------        ---------------    ---------------     ---------------
              181,458                 358,102                  1,171              5,646              11,870
      ---------------         ---------------        ---------------    ---------------     ---------------
              108,794                  97,334                 37,826             (2,248)             (4,926)
                  720                   6,621                  2,024                247                 207
                   --                      30                     --                959                  82
                   --                      --                     --                442                   5
                   --                     185                     --                968                  --
                   --                      --                     --             (6,735)                120
              (11,320)                     --                     --                 --                  --
                   --                   8,843                    777              1,423                 249
      ---------------         ---------------        ---------------    ---------------     ---------------
               98,194                 113,013                 40,627             (4,944)             (4,263)
      ---------------         ---------------        ---------------    ---------------     ---------------
              279,652                 471,115                 41,798                702               7,607
      ---------------         ---------------        ---------------    ---------------     ---------------
      $       298,757         $       492,910        $        44,857    $        84,897     $        44,986
      ===============         ===============        ===============    ===============     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  143

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     DIVERSIFIED EQUITY                 SPECIAL GROWTH
                                                                            FUND                             FUND
                                                                -----------------------------    -----------------------------
                                                                  SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR
                                                                    ENDED            ENDED           ENDED            ENDED
                                                                APRIL 30, 2007    OCTOBER 31,    APRIL 30, 2007    OCTOBER 31,
                    AMOUNTS IN THOUSANDS                         (UNAUDITED)         2006         (UNAUDITED)         2006
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                               $    18,213      $    22,740     $       566      $      (400)
      Net realized gain (loss)                                       182,059          149,814          78,272          148,189
      Net change in unrealized appreciation (depreciation)           150,903          250,175          32,946           18,941
                                                                 -----------      -----------     -----------      -----------
Net increase (decrease) in net assets from operations                351,175          422,729         111,784          166,730
                                                                 -----------      -----------     -----------      -----------

DISTRIBUTIONS
      From net investment income
         Class A                                                          (3)              --              --               --
         Class C                                                        (120)            (102)             --               --
         Class E                                                        (248)            (298)             --               --
         Class S                                                     (17,929)         (21,815)             --               (1)
      From net realized gain
         Class C                                                      (7,141)          (3,691)         (9,911)          (5,980)
         Class E                                                      (3,124)          (1,492)         (3,495)          (2,068)
         Class S                                                    (163,053)         (71,829)       (144,994)         (82,803)
                                                                 -----------      -----------     -----------      -----------
Net decrease in net assets from distributions                       (191,618)         (99,227)       (158,400)         (90,852)
                                                                 -----------      -----------     -----------      -----------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share
         transactions                                                323,800          720,383         302,209          174,528
                                                                 -----------      -----------     -----------      -----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                          483,357        1,043,885         255,593          250,406

NET ASSETS
      Beginning of period                                          3,780,904        2,737,019       1,188,406          938,000
                                                                 -----------      -----------     -----------      -----------

      End of period                                              $ 4,264,261      $ 3,780,904     $ 1,443,999      $ 1,188,406
                                                                 ===========      ===========     ===========      ===========

      Undistributed (overdistributed) net investment income
         included in net assets                                  $     1,024      $     1,111     $       565      $        (1)

*     For the period March 1, 2007 (commencement of operations) to April 30,
      2007.

See accompanying notes which are an integral part of the financial statements.

 144  Statements of Changes in Net Assets

         QUANTITATIVE EQUITY            INTERNATIONAL SECURITIES      GLOBAL EQUITY          MULTISTRATEGY BOND
                 FUND                             FUND                     FUND                     FUND
    ------------------------------   ------------------------------   --------------   ------------------------------
      SIX MONTHS      FISCAL YEAR      SIX MONTHS      FISCAL YEAR     SIX MONTHS*       SIX MONTHS      FISCAL YEAR
        ENDED            ENDED           ENDED            ENDED           ENDED            ENDED            ENDED
    APRIL 30, 2007    OCTOBER 31,    APRIL 30, 2007    OCTOBER 31,    APRIL 30, 2007   APRIL 30, 2007    OCTOBER 31,
     (UNAUDITED)         2006         (UNAUDITED)         2006         (UNAUDITED)      (UNAUDITED)         2006
---------------------------------------------------------------------------------------------------------------------

    $      19,105    $      30,289   $      21,795    $      54,402   $       3,059    $      84,195    $      97,625
          181,458          190,010         358,102          317,456           1,171            5,646          (21,495)
           98,194          259,052         113,013          321,930          40,627           (4,944)          32,628
    -------------    -------------   -------------    -------------   -------------    -------------    -------------
          298,757          479,351         492,910          693,788          44,857           84,897          108,758
    -------------    -------------   -------------    -------------   -------------    -------------    -------------

               (4)              --              --               --              --               (8)              --
             (165)            (120)         (2,240)            (516)             --           (1,408)          (2,433)
             (305)            (436)         (1,534)            (539)             --           (1,267)          (1,753)
          (20,721)         (28,910)        (74,906)         (29,811)             --          (65,585)         (87,675)
           (8,239)          (5,834)        (14,325)          (4,377)             --               --             (167)
           (3,730)          (2,398)         (6,515)          (1,760)             --               --              (93)
         (190,999)        (115,840)       (286,980)         (80,360)             --               --           (4,348)
    -------------    -------------   -------------    -------------   -------------    -------------    -------------
         (224,163)        (153,538)       (386,500)        (117,363)             --          (68,268)         (96,469)
    -------------    -------------   -------------    -------------   -------------    -------------    -------------

          328,249          746,425         310,284          467,484         862,999        3,212,068          720,214
    -------------    -------------   -------------    -------------   -------------    -------------    -------------

          402,843        1,072,238         416,694        1,043,909         907,856        3,228,697          732,503

        3,904,918        2,832,680       3,511,466        2,467,557              --        2,611,765        1,879,262
    -------------    -------------   -------------    -------------   -------------    -------------    -------------

    $   4,307,761    $   3,904,918   $   3,928,160    $   3,511,466   $     907,856    $   5,840,462    $   2,611,765
    =============    =============   =============    =============   =============    =============    =============

    $        (553)   $       1,537   $      (2,546)   $      54,339   $       3,059    $      26,211    $      10,284

            DIVERSIFIED BOND
                  FUND
     ------------------------------
       SIX MONTHS      FISCAL YEAR
         ENDED            ENDED
     APRIL 30, 2007    OCTOBER 31,
      (UNAUDITED)         2006
---
     $      37,379    $      83,251
            11,870          (20,962)
            (4,263)          28,923
     -------------    -------------
            44,986           91,212
     -------------    -------------
                --               --
            (1,405)          (1,783)
            (1,134)          (2,059)
           (41,758)         (76,351)
                --               --
                --               --
                --               --
     -------------    -------------
           (44,297)         (80,193)
     -------------    -------------
        (1,739,420)         455,513
     -------------    -------------
        (1,738,731)         466,532
         2,139,831        1,673,299
     -------------    -------------
     $     401,100    $   2,139,831
     =============    =============
     $       2,192    $       9,110

  See accompanying notes which are an integral part of the financial statements.

                                        Statements of Changes in Net Assets  145

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                                                                       $
                                                  $                  $                 $          TOTAL INCOME
                                           NET ASSET VALUE,         NET           NET REALIZED    (LOSS) FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
Class A
April 30, 2007 (1)                               48.45               .02               2.53           2.55
--------------------------------------------------------------------------------------------------------------
Class C
April 30, 2007*                                  47.30              (.01)              3.98           3.97
October 31, 2006                                 43.08              (.11)              5.60           5.49
October 31, 2005                                 38.64              (.10)              4.58           4.48
October 31, 2004                                 36.27              (.17)              2.54           2.37
October 31, 2003                                 30.52              (.13)              5.88           5.75
October 31, 2002                                 35.83              (.18)             (5.13)         (5.31)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007*                                  49.01               .17               4.13           4.30
October 31, 2006                                 44.46               .23               5.79           6.02
October 31, 2005                                 39.75               .23               4.70           4.93
October 31, 2004                                 37.12               .12               2.61           2.73
October 31, 2003                                 31.10               .12               6.00           6.12
October 31, 2002                                 36.35               .08              (5.23)         (5.15)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007*                                  49.02               .23               4.13           4.36
October 31, 2006                                 44.45               .35               5.79           6.14
October 31, 2005                                 39.74               .33               4.71           5.04
October 31, 2004                                 37.13               .22               2.60           2.82
October 31, 2003                                 31.09               .20               6.01           6.21
October 31, 2002                                 36.35               .16              (5.23)         (5.07)
--------------------------------------------------------------------------------------------------------------
SPECIAL GROWTH FUND
Class A
April 30, 2007 (1)                               49.13              (.01)              1.79           1.78
--------------------------------------------------------------------------------------------------------------
Class C
April 30, 2007*                                  50.08              (.20)              4.05           3.85
October 31, 2006                                 47.85              (.47)              7.76           7.29
October 31, 2005                                 49.16              (.59)              5.78           5.19
October 31, 2004                                 46.99              (.56)              4.05           3.49
October 31, 2003                                 33.52              (.46)             13.93          13.47
October 31, 2002                                 37.42              (.45)             (3.45)         (3.90)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007*                                  53.90              (.03)              4.40           4.37
October 31, 2006                                 50.79              (.11)              8.28           8.17
October 31, 2005                                 51.47              (.26)              6.08           5.82
October 31, 2004                                 48.77              (.20)              4.22           4.02
October 31, 2003                                 34.53              (.18)             14.42          14.24
October 31, 2002                                 38.27              (.16)             (3.58)         (3.74)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007*                                  56.07               .04               4.58           4.62
October 31, 2006                                 52.52               .02               8.59           8.61
October 31, 2005                                 52.89              (.12)              6.25           6.13
October 31, 2004                                 49.95              (.07)              4.33           4.26
October 31, 2003                                 35.28              (.08)             14.75          14.67
October 31, 2002                                 39.01              (.07)             (3.66)         (3.73)
--------------------------------------------------------------------------------------------------------------


                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
DIVERSIFIED EQUITY FUND
Class A
April 30, 2007 (1)                              (.07)                --             --
----------------------------------------
Class C
April 30, 2007*                                 (.04)             (2.20)            --
October 31, 2006                                (.03)             (1.24)            --
October 31, 2005                                (.04)                --             --
October 31, 2004                                  --                 --             --
October 31, 2003                                  --(d)              --             --
October 31, 2002                                  --                 --             --
----------------------------------------
Class E
April 30, 2007*                                 (.17)             (2.20)            --
October 31, 2006                                (.23)             (1.24)            --
October 31, 2005                                (.22)                --             --
October 31, 2004                                (.10)                --             --
October 31, 2003                                (.10)                --             --
October 31, 2002                                (.09)                --           (.01)
----------------------------------------
Class S
April 30, 2007*                                 (.23)             (2.20)            --
October 31, 2006                                (.33)             (1.24)            --
October 31, 2005                                (.33)                --             --
October 31, 2004                                (.21)                --             --
October 31, 2003                                (.17)                --             --
October 31, 2002                                (.16)                --           (.03)
----------------------------------------
SPECIAL GROWTH FUND
Class A
April 30, 2007 (1)                                --                 --             --
----------------------------------------
Class C
April 30, 2007*                                   --              (7.35)            --
October 31, 2006                                  --              (5.06)            --
October 31, 2005                                  --              (6.50)            --
October 31, 2004                                  --              (1.32)            --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
----------------------------------------
Class E
April 30, 2007*                                   --              (7.35)            --
October 31, 2006                                  --              (5.06)            --
October 31, 2005                                  --              (6.50)            --
October 31, 2004                                  --              (1.32)            --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
----------------------------------------
Class S
April 30, 2007*                                   --              (7.35)            --
October 31, 2006                                  --(d)           (5.06)            --
October 31, 2005                                  --              (6.50)            --
October 31, 2004                                  --              (1.32)            --
October 31, 2003                                  --                 --             --
October 31, 2002                                  --                 --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 146  Financial Highlights

                            $                                  $
          $          NET ASSET VALUE,         %            NET ASSETS
        TOTAL             END OF            TOTAL        END OF PERIOD
    DISTRIBUTIONS         PERIOD          RETURN(B)          (000)
-----------------------------------------------------------------------
         (.07)             50.93            5.25(f)            3,050
-----------------------------------------------------------------------
        (2.24)             49.03              8.64           164,873
        (1.27)             47.30             12.98           151,890
         (.04)             43.08             11.60           126,123
           --              38.64              6.53            94,663
           --              36.27             18.88            64,316
           --              30.52            (14.85)           33,858
-----------------------------------------------------------------------
        (2.37)             50.94              9.04            74,916
        (1.47)             49.01             13.80            69,011
         (.22)             44.46             12.46            53,227
         (.10)             39.75              7.33            45,413
         (.10)             37.12             19.77            34,229
         (.10)             31.10            (14.22)           23,656
-----------------------------------------------------------------------
        (2.43)             50.95              9.19         4,021,422
        (1.57)             49.02             14.12         3,560,003
         (.33)             44.45             12.71         2,557,669
         (.21)             39.74              7.61         1,943,583
         (.17)             37.13             20.09         1,445,118
         (.19)             31.09            (14.02)          972,139
-----------------------------------------------------------------------
           --              50.91            3.62(f)            1,837
-----------------------------------------------------------------------
        (7.35)             46.58              8.39            71,501
        (5.06)             50.08             16.26            67,164
        (6.50)             47.85             10.82            56,084
        (1.32)             49.16              7.54            46,919
           --              46.99             40.19            36,364
           --              33.52            (10.42)           18,583
-----------------------------------------------------------------------
        (7.35)             50.92              8.81            29,115
        (5.06)             53.90             17.12            25,435
        (6.50)             50.79             11.65            21,436
        (1.32)             51.47              8.37            32,028
           --              48.77             41.24            16,581
           --              34.53             (9.77)           11,731
-----------------------------------------------------------------------
        (7.35)             53.34              8.92         1,341,546
        (5.06)             56.07             17.42         1,095,807
        (6.50)             52.52             11.95           860,480
        (1.32)             52.89              8.64           707,851
           --              49.95             41.61           631,246
           --              35.28             (9.56)          520,666
-----------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
           1.21                1.22                  .37               59.23
---
           1.96                1.96                 (.05)              59.23
           1.97                1.97                 (.25)              96.67
           1.98                1.98                 (.24)             110.70
           2.00                2.00                 (.45)             125.03
           2.05                2.05                 (.39)             109.50
           2.03                2.03                 (.51)             128.80
---
           1.21                1.21                  .70               59.23
           1.22                1.22                  .50               96.67
           1.23                1.23                  .53              110.70
           1.24                1.25                  .30              125.03
           1.30                1.30                  .36              109.50
           1.28                1.28                  .21              128.80
---
            .96                 .96                  .95               59.23
            .97                 .97                  .75               96.67
            .98                 .98                  .77              110.70
            .99                1.00                  .55              125.03
           1.04                1.04                  .61              109.50
           1.03                1.03                  .46              128.80
---
           1.49                1.50                 (.14)              74.47
---
           2.24                2.25                 (.85)              74.47
           2.23                2.23                 (.98)             154.79
           2.28                2.29                (1.24)             153.63
           2.29                2.29                (1.15)             124.97
           2.36                2.36                (1.21)             127.15
           2.31                2.31                (1.15)             125.06
---
           1.49                1.50                 (.10)              74.47
           1.48                1.48                 (.22)             154.79
           1.54                1.54                 (.50)             153.63
           1.54                1.54                 (.39)             124.97
           1.62                1.62                 (.46)             127.15
           1.56                1.56                 (.40)             125.06
---
           1.24                1.25                  .15               74.47
           1.23                1.23                  .03              154.79
           1.27                1.29                 (.23)             153.63
           1.29                1.29                 (.14)             124.97
           1.35                1.35                 (.19)             127.15
           1.32                1.32                 (.17)             125.06
---

  See accompanying notes which are an integral part of the financial statements.
                                                       Financial Highlights  147

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                                                                       $
                                                  $                  $                 $          TOTAL INCOME
                                           NET ASSET VALUE,         NET           NET REALIZED    (LOSS) FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY FUND
Class A
April 30, 2007 (1)                               40.69               .01               1.93           1.94
--------------------------------------------------------------------------------------------------------------
Class C
April 30, 2007*                                  40.71              (.01)              2.79           2.78
October 31, 2006                                 37.22              (.02)              5.20           5.18
October 31, 2005                                 34.24              (.02)              3.07           3.05
October 31, 2004                                 31.92              (.12)              2.44           2.32
October 31, 2003                                 26.53              (.09)              5.49           5.40
October 31, 2002                                 31.88              (.15)             (5.20)         (5.35)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007*                                  41.86               .15               2.87           3.02
October 31, 2006                                 38.18               .27               5.34           5.61
October 31, 2005                                 35.04               .26               3.14           3.40
October 31, 2004                                 32.55               .14               2.49           2.63
October 31, 2003                                 26.94               .12               5.60           5.72
October 31, 2002                                 32.28               .07              (5.27)         (5.20)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007*                                  41.99               .20               2.88           3.08
October 31, 2006                                 38.28               .38               5.36           5.74
October 31, 2005                                 35.13               .35               3.15           3.50
October 31, 2004                                 32.64               .22               2.49           2.71
October 31, 2003                                 27.01               .20               5.61           5.81
October 31, 2002                                 32.36               .15              (5.28)         (5.13)
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES FUND
Class A
April 30, 2007 (1)                               75.34               .33               4.52           4.85
--------------------------------------------------------------------------------------------------------------
Class C
April 30, 2007*                                  75.34               .07               9.55           9.62
October 31, 2006                                 62.35               .61              14.89          15.50
October 31, 2005                                 54.38               .25               8.24           8.49
October 31, 2004                                 48.46                --(d)            6.65           6.65
October 31, 2003                                 38.51              (.05)             10.21          10.16
October 31, 2002                                 44.53              (.18)             (5.84)         (6.02)
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007*                                  78.34               .37               9.91          10.28
October 31, 2006                                 64.66              1.17              15.45          16.62
October 31, 2005                                 56.28               .69               8.55           9.24
October 31, 2004                                 49.98               .39               6.87           7.26
October 31, 2003                                 39.61               .28              10.50          10.78
October 31, 2002                                 45.47               .13              (5.99)         (5.86)
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007*                                  79.23               .47              10.04          10.51
October 31, 2006                                 65.35              1.35              15.61          16.96
October 31, 2005                                 56.84               .88               8.62           9.50
October 31, 2004                                 50.44               .53               6.92           7.45
October 31, 2003                                 39.98               .38              10.59          10.97
October 31, 2002                                 45.78               .25              (6.05)         (5.80)
--------------------------------------------------------------------------------------------------------------


                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
QUANTITATIVE EQUITY FUND
Class A
April 30, 2007 (1)                               (.07)               --             --
----------------------------------------
Class C
April 30, 2007*                                  (.05)            (2.12)            --
October 31, 2006                                 (.03)            (1.66)            --
October 31, 2005                                 (.07)               --             --
October 31, 2004                                   --                --             --
October 31, 2003                                 (.01)               --             --
October 31, 2002                                   --                --             --
----------------------------------------
Class E
April 30, 2007*                                  (.18)            (2.12)            --
October 31, 2006                                 (.27)            (1.66)            --
October 31, 2005                                 (.26)               --             --
October 31, 2004                                 (.14)               --             --
October 31, 2003                                 (.11)               --             --
October 31, 2002                                 (.13)               --           (.01)
----------------------------------------
Class S
April 30, 2007*                                  (.23)            (2.12)            --
October 31, 2006                                 (.37)            (1.66)            --
October 31, 2005                                 (.35)               --             --
October 31, 2004                                 (.22)               --             --
October 31, 2003                                 (.18)               --             --
October 31, 2002                                 (.20)               --           (.02)
----------------------------------------
INTERNATIONAL SECURITIES FUND
Class A
April 30, 2007 (1)                                 --                --             --
----------------------------------------
Class C
April 30, 2007*                                 (1.06)            (6.81)            --
October 31, 2006                                 (.26)            (2.25)            --
October 31, 2005                                 (.52)               --             --
October 31, 2004                                 (.73)               --             --
October 31, 2003                                 (.21)               --             --
October 31, 2002                                   --                --             --
----------------------------------------
Class E
April 30, 2007*                                 (1.60)            (6.81)            --
October 31, 2006                                 (.69)            (2.25)            --
October 31, 2005                                 (.86)               --             --
October 31, 2004                                 (.96)               --             --
October 31, 2003                                 (.41)               --             --
October 31, 2002                                   --                --             --
----------------------------------------
Class S
April 30, 2007*                                 (1.78)            (6.81)            --
October 31, 2006                                 (.83)            (2.25)            --
October 31, 2005                                 (.99)               --             --
October 31, 2004                                (1.05)               --             --
October 31, 2003                                 (.51)               --             --
October 31, 2002                                   --                --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 148  Financial Highlights

                            $                                  $
          $          NET ASSET VALUE,         %            NET ASSETS
        TOTAL             END OF            TOTAL        END OF PERIOD
    DISTRIBUTIONS         PERIOD          RETURN(B)          (000)
-----------------------------------------------------------------------
         (.07)             42.56              4.78(f)          2,902
-----------------------------------------------------------------------
        (2.17)             41.32              7.08           166,899
        (1.69)             40.71             14.34           155,978
         (.07)             37.22              8.92           128,236
           --              34.24              7.27            98,012
         (.01)             31.92             20.35            65,096
           --              26.53            (16.78)           34,113
-----------------------------------------------------------------------
        (2.30)             42.58              7.48            77,317
        (1.93)             41.86             15.18            73,033
         (.26)             38.18              9.72            53,725
         (.14)             35.04              8.08            48,646
         (.11)             32.55             21.28            37,594
         (.14)             26.94            (16.16)           25,667
-----------------------------------------------------------------------
        (2.35)             42.72              7.62         4,060,643
        (2.03)             41.99             15.49         3,675,907
         (.35)             38.28              9.99         2,650,719
         (.22)             35.13              8.32         2,057,082
         (.18)             32.64             21.58         1,555,289
         (.22)             27.01            (15.94)        1,070,873
-----------------------------------------------------------------------
           --              80.19              6.42(f)          2,821
-----------------------------------------------------------------------
        (7.87)             77.09             13.63           176,309
        (2.51)             75.34             25.54           156,760
         (.52)             62.35             15.72           118,556
         (.73)             54.38             13.83            80,622
         (.21)             48.46             26.52            47,087
           --              38.51            (13.52)           21,860
-----------------------------------------------------------------------
        (8.41)             80.21             14.04            83,242
        (2.94)             78.34             26.50            73,044
         (.86)             64.66             16.56            49,490
         (.96)             56.28             14.68            38,630
         (.41)             49.98             27.57            26,768
           --              39.61            (12.91)           16,796
-----------------------------------------------------------------------
        (8.59)             81.15             14.19         3,665,788
        (3.08)             79.23             26.80         3,281,662
         (.99)             65.35             16.88         2,299,511
        (1.05)             56.84             14.98         1,673,516
         (.51)             50.44             27.81         1,247,393
           --              39.98            (12.67)          774,146
-----------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
           1.29(j)             1.29                 .26                49.44
---
           2.03(k)             2.03                 .04                49.44
           1.98(g)             1.98                (.05)              104.52
           1.98                1.98                (.07)              108.48
           1.99                1.99                (.35)               91.31
           2.02                2.02                (.32)              108.71
           2.02                2.02                (.49)               71.10
---
           1.28(l)             1.28                 .80                49.44
           1.23(h)             1.23                 .70               104.52
           1.23                1.23                 .70               108.48
           1.24                1.24                 .40                91.31
           1.28                1.28                 .43               108.71
           1.27                1.27                 .24                71.10
---
           1.03(m)             1.03                1.05                49.44
            .98(i)              .98                 .95               104.52
            .98                 .98                 .94               108.48
            .99                 .99                 .65                91.31
           1.02                1.02                 .69               108.71
           1.02                1.02                 .48                71.10
---
           1.44                1.45                3.06                61.15
---
           2.19                2.19                 .23                61.15
           2.21                2.21                 .87                76.65
           2.24                2.25                 .42                79.49
           2.29                2.29                  --                76.01
           2.42                2.42                (.12)               69.11
           2.46                2.46                (.42)               79.09
---
           1.44                1.44                 .97                61.15
           1.45                1.46                1.61                76.65
           1.49                1.50                1.12                79.49
           1.54                1.54                 .72                76.01
           1.67                1.67                 .67                69.11
           1.72                1.72                 .30                79.09
---
           1.19                1.19                1.21                61.15
           1.20                1.21                1.85                76.65
           1.23                1.25                1.41                79.49
           1.29                1.29                 .98                76.01
           1.42                1.42                 .90                69.11
           1.47                1.47                 .55                79.09
---

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  149

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                                                                       $
                                                  $                  $                 $          TOTAL INCOME
                                           NET ASSET VALUE,         NET           NET REALIZED    (LOSS) FROM
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUND (1)
Class A
April 30, 2007                                   10.00               .03               .44            .47
--------------------------------------------------------------------------------------------------------------
Class C
April 30, 2007                                   10.00               .02               .43            .45
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007                                   10.00               .03               .43            .46
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007                                   10.00               .04               .44            .48
--------------------------------------------------------------------------------------------------------------
MULTISTRATEGY BOND FUND
Class A
April 30, 2007 (1)                               10.38               .06              (.01)           .05
--------------------------------------------------------------------------------------------------------------
Class C
April 30, 2007*                                  10.34               .17               .03            .20
October 31, 2006                                 10.31               .35               .03            .38
October 31, 2005                                 10.63               .24              (.20)           .04
October 31, 2004                                 10.54               .17               .31            .48
October 31, 2003                                 10.03               .23               .50            .73
October 31, 2002                                 10.20               .30              (.04)           .26
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007*                                  10.35               .22               .02            .24
October 31, 2006                                 10.32               .43               .03            .46
October 31, 2005                                 10.64               .32              (.20)           .12
October 31, 2004                                 10.55               .24               .32            .56
October 31, 2003                                 10.03               .31               .50            .81
October 31, 2002                                 10.21               .38              (.06)           .32
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007*                                  10.36               .24               .01            .25
October 31, 2006                                 10.33               .45               .03            .48
October 31, 2005                                 10.85               .35              (.21)           .14
October 31, 2004                                 10.56               .27               .31            .58
October 31, 2003                                 10.04               .34               .50            .84
October 31, 2002                                 10.22               .40              (.05)           .35
--------------------------------------------------------------------------------------------------------------


                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
GLOBAL EQUITY FUND (1)
Class A
April 30, 2007                                    --                --              --
----------------------------------------
Class C
April 30, 2007                                    --                --              --
----------------------------------------
Class E
April 30, 2007                                    --                --              --
----------------------------------------
Class S
April 30, 2007                                    --                --              --
----------------------------------------
MULTISTRATEGY BOND FUND
Class A
April 30, 2007 (1)                              (.04)               --              --
----------------------------------------
Class C
April 30, 2007*                                 (.16)               --              --
October 31, 2006                                (.33)             (.02)             --
October 31, 2005                                (.23)             (.13)             --
October 31, 2004                                (.24)             (.15)             --
October 31, 2003                                (.22)               --              --
October 31, 2002                                (.43)               --              --
----------------------------------------
Class E
April 30, 2007*                                 (.20)               --              --
October 31, 2006                                (.41)             (.02)             --
October 31, 2005                                (.31)             (.13)             --
October 31, 2004                                (.32)             (.15)             --
October 31, 2003                                (.29)               --              --
October 31, 2002                                (.50)               --              --
----------------------------------------
Class S
April 30, 2007*                                 (.21)               --              --
October 31, 2006                                (.43)             (.02)             --
October 31, 2005                                (.33)             (.13)             --
October 31, 2004                                (.34)             (.15)             --
October 31, 2003                                (.32)               --              --
October 31, 2002                                (.53)               --              --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 150  Financial Highlights

                            $                                  $
          $          NET ASSET VALUE,         %            NET ASSETS
        TOTAL             END OF            TOTAL        END OF PERIOD
    DISTRIBUTIONS         PERIOD          RETURN(B)          (000)
-----------------------------------------------------------------------
           --              10.47              4.70(f)          1,478
-----------------------------------------------------------------------
           --              10.45              4.60             5,950
-----------------------------------------------------------------------
           --              10.46              4.70            13,635
-----------------------------------------------------------------------
           --              10.48              4.80           886,793
-----------------------------------------------------------------------
         (.04)             10.39               .52(f)          3,057
-----------------------------------------------------------------------
         (.16)             10.38              1.97           109,133
         (.35)             10.34              3.80            83,363
         (.36)             10.31               .35            69,427
         (.39)             10.63              4.66            53,573
         (.22)             10.54              7.37            36,397
         (.43)             10.03              2.71            24,569
-----------------------------------------------------------------------
         (.20)             10.39              2.35           112,801
         (.43)             10.35              4.57            51,698
         (.44)             10.32              1.10            38,311
         (.47)             10.64              5.43            31,621
         (.29)             10.55              8.23            20,975
         (.50)             10.03              3.36            14,017
-----------------------------------------------------------------------
         (.21)             10.40              2.47         5,615,471
         (.45)             10.36              4.82         2,476,704
         (.46)             10.33              1.35         1,771,524
         (.49)             10.65              5.68         1,284,520
         (.32)             10.56              8.49           866,596
         (.53)             10.04              3.72           595,577
-----------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
           1.50                1.50                 2.02                7.21
---
           2.25                2.25                 1.53                7.21
---
           1.50                1.50                 2.03                7.21
---
           1.25                1.25                 2.28                7.21
---
           1.06                1.10                 4.84              387.65
---
           1.80                1.84                 3.41              387.65
           1.84                1.86                 3.39              261.90
           1.87                1.87                 2.31              196.81
           1.89                1.89                 1.58              221.31
           1.94                1.95                 2.22              281.71
           1.85                1.85                 3.08              252.09
---
           1.06                1.09                 4.30              387.65
           1.09                1.11                 4.16              261.90
           1.12                1.12                 3.06              196.81
           1.14                1.14                 2.32              221.31
           1.18                1.19                 3.01              281.71
           1.17                1.17                 3.80              252.09
---
            .81                 .84                 4.53              387.65
            .84                 .86                 4.41              261.90
            .87                 .87                 3.32              196.81
            .89                 .89                 2.58              221.31
            .94                 .94                 3.22              281.71
            .92                 .92                 4.06              252.09
---

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  151

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
Class C
April 30, 2007*                                  23.90               .45              (.03)            .42
October 31, 2006                                 23.80               .81               .05             .86
October 31, 2005                                 24.54               .58              (.67)           (.09)
October 31, 2004                                 24.49               .41               .58             .99
October 31, 2003                                 24.68               .48               .38             .86
October 31, 2002                                 24.49               .74               .23             .97
--------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007*                                  23.98               .54              (.04)            .50
October 31, 2006                                 23.87               .99               .06            1.05
October 31, 2005                                 24.62               .76              (.68)            .08
October 31, 2004                                 24.56               .60               .58            1.18
October 31, 2003                                 24.74               .67               .37            1.04
October 31, 2002                                 24.54               .92               .24            1.16
--------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007*                                  23.36               .51                --             .51
October 31, 2006                                 23.28              1.03               .05            1.08
October 31, 2005                                 24.04               .80              (.67)            .13
October 31, 2004                                 24.00               .64               .58            1.22
October 31, 2003                                 24.21               .71               .36            1.07
October 31, 2002                                 24.03               .97               .23            1.20
--------------------------------------------------------------------------------------------------------------

                                                  $                 $
                                            DISTRIBUTIONS     DISTRIBUTIONS        $
                                              FROM NET          FROM NET       RETURN OF
                                          INVESTMENT INCOME   REALIZED GAIN     CAPITAL
----------------------------------------
DIVERSIFIED BOND FUND
Class C
April 30, 2007*                                  (.56)              --              --
October 31, 2006                                 (.76)              --              --
October 31, 2005                                 (.53)            (.12)             --
October 31, 2004                                 (.41)            (.53)             --
October 31, 2003                                 (.49)            (.56)             --
October 31, 2002                                 (.78)              --              --
----------------------------------------
Class E
April 30, 2007*                                  (.64)              --              --
October 31, 2006                                 (.94)              --              --
October 31, 2005                                 (.71)            (.12)             --
October 31, 2004                                 (.59)            (.53)             --
October 31, 2003                                 (.66)            (.56)             --
October 31, 2002                                 (.96)              --              --
----------------------------------------
Class S
April 30, 2007*                                  (.68)              --              --
October 31, 2006                                (1.00)              --              --
October 31, 2005                                 (.77)            (.12)             --
October 31, 2004                                 (.65)            (.53)             --
October 31, 2003                                 (.72)            (.56)             --
October 31, 2002                                (1.02)              --              --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 152  Financial Highlights

                            $                                  $
          $          NET ASSET VALUE,         %           NET ASSETS,
        TOTAL             END OF            TOTAL        END OF PERIOD
    DISTRIBUTIONS         PERIOD          RETURN(B)          (000)
-----------------------------------------------------------------------
         (.56)             23.76              1.78            50,688
         (.76)             23.90              3.72            60,670
         (.65)             23.80              (.39)           53,204
         (.94)             24.54              4.16            45,970
        (1.05)             24.49              3.58            36,159
         (.78)             24.68              4.11            26,915
-----------------------------------------------------------------------
         (.64)             23.84              2.13            17,792
         (.94)             23.98              4.52            55,949
         (.83)             23.87               .32            49,514
        (1.12)             24.62              4.97            43,724
        (1.22)             24.56              4.36            34,339
         (.96)             24.74              4.90            26,985
-----------------------------------------------------------------------
         (.68)             23.19              2.21           332,620
        (1.00)             23.36              4.77         2,023,212
         (.89)             23.28               .54         1,570,581
        (1.18)             24.04              5.22         1,232,576
        (1.28)             24.00              4.63           977,601
        (1.02)             24.21              5.18           783,332
-----------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
           1.66                1.73                 3.75               78.82
           1.62                1.63                 3.43              105.80
           1.65                1.66                 2.38              225.67
           1.66                1.66                 1.71              140.92
           1.69                1.70                 1.94              147.44
           1.66                1.66                 3.09              156.21
---
            .90                 .93                 4.56               78.82
            .87                 .88                 4.19              105.80
            .90                 .91                 3.12              225.67
            .91                 .91                 2.46              140.92
            .94                 .94                 2.70              147.44
            .91                 .91                 3.85              156.21
---
            .62                 .63                 4.62               78.82
            .62                 .63                 4.45              105.80
            .65                 .66                 3.38              225.67
            .66                 .66                 2.71              140.92
            .69                 .69                 2.95              147.44
            .66                 .66                 4.11              156.21
---

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  153

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
*   For the six months ended April 30, 2007 (Unaudited).

(1) For the period March 1, 2007 (commencement of operations) to April 30, 2007 (Unaudited).

(a) Average month-end shares outstanding were used for this calculation.

(b) Periods less than one year are not annualized.

(c) The ratios for periods less than one year are annualized.

(d) Less than $.01 per share.

(e) May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

(f) Total return for A shares does not reflect a front-end sales charge.

(g) The annualized net expense ratio is 1.97% not including the dividends from securities sold short as contractually agreed by the Adviser.

(h) The annualized net expense ratio is 1.22% not including the dividends from securities sold short as contractually agreed by the Adviser.

(i) The annualized net expense ratio is .96% not including the dividends from securities sold short as contractually agreed by the Adviser.

(j) The annualized net expense ratio is 1.20% not including the dividends from securities sold short as contractually agreed by the Adviser.

(k) The annualized net expense ratio is 1.96% not including the dividends from securities sold short as contractually agreed by the Adviser.

(l) The annualized net expense ratio is 1.21% not including the dividends from securities sold short as contractually agreed by the Adviser.

(m) The annualized net expense ratio is 0.96% not including the dividends from securities sold short as contractually agreed by the Adviser.

See accompanying notes which are an integral part of the financial statements.

 154  Notes to Financial Highlights

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on seven of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security Valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

                                              Notes to Financial Statements  155

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. RIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosure.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal Income Taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

   In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

 156  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Dividends and Distributions to Shareholders

   For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

   DECLARED                PAYABLE                          FUNDS
   -------------------------------------------------------------------------------
   Monthly    Early in the following month       Multistrategy Bond and
                                                 Diversified Bond Funds
   Quarterly  April, July, October and December  Diversified Equity and
                                                 Quantitative Equity Funds
   Annually   Mid-December                       Special Growth,
                                                 International Securities and
                                                 Global Equity Funds

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Russell Investment Management Company ("RIMCo" or "Adviser"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Funds presented herein offer the following classes of shares: Class A, Class C, Class E, and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Foreign Currency Translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

                                              Notes to Financial Statements  157

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Capital Gains Taxes

   The International Securities and Global Equity Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds have recorded a deferred tax liability in respect of the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at April 30, 2007. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Asset and Liabilities for the Funds. The amounts related to capital gains taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Funds.

                                             DEFERRED TAX          CAPITAL GAINS
   FUNDS                                       LIABILITY               TAXES
   --------------------------------------------------------------------------------
   International Securities               $      4,539          $      (16,203)
   Global Equity                                 2,508                   2,508

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign Currency Exchange Contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities and Global Equity Funds may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Global Equity, Multistrategy Bond and Diversified Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2007 are presented on the Schedule of Investments for the applicable Funds.

   Forward Commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

 158  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Loan Agreements

   The Diversified Bond Fund and Multistrategy Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended April 30, 2007, there were no unfunded loan commitments in the Diversified Bond Fund or Multistrategy Bond Fund.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of April 30, 2007, the International Securities Fund and the MultiStrategy Bond Fund had cash collateral balances of $11,213,036 and $106,020 respectively in connection with futures contracts purchased (sold).

                                              Notes to Financial Statements  159

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Swap Agreements

   The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

   The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   The Diversified Bond, Multistrategy Bond, Global Equity and International Securities Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   Interest rate swaps are a counterparty agreement and can be customized to meet each party's needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Short Sales

   The Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

   Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities or for any other permissible Fund purpose. To the extent necessary to meet collateral

 160  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund's custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of section 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short.) As of April 30, 2007, $570,070,627 was held as collateral.

   Investments in Emerging Markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund and International Securities Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

   Mortgage-Related and Other Asset-Backed Securities

   The Multistrategy Bond and Diversified Bond Funds may invest in mortgage or other asset-backed securities. Theses securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

   One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

   Inflation-Indexed Bonds

   The Multistrategy Bond and Diversified Bond Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

                                              Notes to Financial Statements  161

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2007, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

FUNDS                       PURCHASES               SALES
----------------------------------------------------------------
Diversified Equity     $     2,415,938,920   $     2,216,240,637
Special Growth               1,037,081,642           893,345,519
Quantitative Equity          2,651,305,196         2,531,620,086
International
   Securities                2,102,557,208         2,189,786,166

----------------------------------------------------------------
FUNDS                       PURCHASES               SALES
Global Equity          $       850,987,666   $        58,221,659
Multistrategy Bond          12,435,074,078        10,541,210,740
Diversified Bond             1,603,376,057         2,231,847,651

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

   FUNDS                                       PURCHASES               SALES
   --------------------------------------------------------------------------------
   Multistrategy Bond                     $     1,903,097,815   $     1,422,989,561
   Diversified Bond                               542,888,445         1,210,786,307

   Written Options Contracts
   Transactions in written options contracts for the period ended April 30, 2007 for the following Funds were as follows:

                                               INTERNATIONAL SECURITIES FUND                    MULTISTRATEGY BOND FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2006                          416    $         1,886,640                  1,169    $         1,995,299
   Opened                                              1,930              8,950,110                  9,671              3,660,077
   Closed                                             (2,006)            (9,416,336)                (6,209)            (1,787,396)
   Expired                                                --                     --                   (805)              (363,610)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2007                            340    $         1,420,414                  3,826    $         3,504,370
                                         ===================    ===================    ===================    ===================

                                                      DIVERSIFIED BOND FUND
                                            ------------------------------------------
                                                 NUMBER OF              PREMIUMS
                                                 CONTRACTS              RECEIVED
   -----------------------------------------------------------------------------------
   Outstanding October 31, 2006                             717    $           208,329
   Opened                                                 3,545                745,783
   Closed                                                (3,580)              (721,840)
   Expired                                                 (284)              (114,602)
                                            -------------------    -------------------
   Outstanding April 30, 2007                               398    $           117,670
                                            ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State

 162  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

   As of April 30, 2007, the non-cash collateral received for the securities on loan in the following funds was:

   FUNDS                           NON-CASH COLLATERAL VALUE         NON-CASH COLLATERAL HOLDING
   ------------------------------------------------------------------------------------------------
   Diversified Equity               $           59,903,147         Pool of US Government Securities
   Special Growth                                6,267,296         Pool of US Government Securities
   Quantitative Equity                           3,446,252         Pool of US Government Securities
   International Securities                     16,634,242         Pool of US Government Securities
   Global Equity                                 3,940,886         Pool of US Government Securities
   Multistrategy Bond                            1,924,770         Pool of US Government Securities

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2007, the Fund's custodian fees were reduced by the following amounts under these arrangements which are included in expense reductions on the Statement of
   Operations:

   Custody Credits

                                             AMOUNT
   FUNDS                                      PAID
   ---------------------------------------------------
   Diversified Equity                     $   24,156
   Special Growth                             10,819
   Quantitative Equity                        15,063
   International Securities                   43,458
   Multistrategy Bond                        118,427
   Diversified Bond                          109,756

4. RELATED PARTIES

   Adviser and Administrator

   RIMCo advises and administers all of the Funds which comprise the Investment Company. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation services to RIMCo.

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and also may invest a portion of the collateral received from the Investment Company's securities lending program, in the Investment Company's Money Market and Tax Free Money Market Funds (two of the Funds of the Investment Company not presented herein). As of April 30, 2007, $1,963,501,403 of the Money Market Fund's net assets represents investments by the Funds presented herein and $941,423,704 of the Money Market Funds' net assets represents the investments of other RIC Funds not presented herein.

   The advisory and administrative fees are based upon the average daily net assets of each Fund at the rates specified in the tables below, are payable monthly and total $67,659,407 and $4,690,885 respectively, for the period ended April 30, 2007.

                                                    ANNUAL RATE
                                          -------------------------------
   FUNDS                                     ADVISER       ADMINISTRATOR
   ----------------------------------------------------------------------
   Special Growth                               .90%             .05%
   Global Equity                                .95              .05
   Diversified Bond                             .40              .05

                                              Notes to Financial Statements  163

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   For the Diversified Equity Fund, the Quantitative Equity Fund, the International Securities Fund, and Multistrategy Bond Fund, the advisory fee is based on the asset levels of the Funds. The advisory and administrative fee rates for these Funds are as follows:

                                                DIVERSIFIED EQUITY                QUANTITATIVE EQUITY
                                                    ANNUAL RATE                       ANNUAL RATE
                                          -------------------------------   -------------------------------
   AVERAGE DAILY NET ASSETS                  ADVISORY      ADMINISTRATOR       ADVISORY      ADMINISTRATOR
   --------------------------------------------------------------------------------------------------------
   First $2 Billion                             .73%             .05%             .73%             .05%
   Next $3 Billion                              .72              .05              .72              .05
   Over $5 Billion                              .70              .05              .70              .05

                                             INTERNATIONAL SECURITIES             MULTISTRATEGY BOND
                                                    ANNUAL RATE                       ANNUAL RATE
                                          -------------------------------   -------------------------------
   AVERAGE DAILY NET ASSETS                  ADVISORY      ADMINISTRATOR       ADVISORY      ADMINISTRATOR
   --------------------------------------------------------------------------------------------------------
   First $2 Billion                             .90%             .05%             .60%             .05%
   Next $3 Billion                              .89              .05              .59              .05
   Over $5 Billion                              .87              .05              .57              .05

   For the Multistrategy Bond Fund, there was a voluntary waiver of 0.03% applicable to the period ended April 30, 2007, totaling $485,624.

   For the Diversified Bond Fund, RIMCo has contractually agreed to waive, at least until February 29, 2008, up to the full amount of its 0.45% combined advisory and administrative fees and to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.75% of the average daily net assets of that Fund for the period from March 1, 2007 to February 29, 2008. This waiver may not be terminated during the relevant period except at the Board's discretion. Direct Fund-level expenses for the Diversified Bond Fund do not include 12b-1 fees , shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2007 was $52,539. There were no reimbursements for the period ended April 30, 2007.

   The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

   Transfer Agent

   RIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Fund. RIMCo retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds presented herein for the period ended April 30, 2007 were $14,239,459.

   Distributor and Shareholder Servicing

   Pursuant to the Distribution Agreement with the Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly-owned subsidiary of RIMCo, serves as distributor for all Investment Company portfolio shares, including Class A, Class C, Class E and Class S shares of the Funds.

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of RIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class A and Class C shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund's Class A shares or 0.75% of the average daily net assets of a Fund's Class C shares on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C and Class E shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A and Class C Shares of the Funds may not exceed 7.25% and

 164  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A and Class C Shares may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

   For the period ended April 30, 2007, the sales commissions paid to the selling agents for the sale of Class A Shares are as follows:

                                             AGGREGATE      CLASS A FRONT-END
                                          FRONT-END SALES     SALES CHARGES
                                            CHARGES ON         RETAINED BY
   FUNDS                                  CLASS A SHARES       DISTRIBUTOR
   --------------------------------------------------------------------------
   Diversified Equity                     $       23,394     $        5,727
   Special Growth                                  8,929              1,995
   Quantitative Equity                            22,719              5,716
   International Securities                       21,203              5,147
   Global Equity                                   5,797              1,120
   Multistrategy Bond                             12,673              3,277

   Brokerage Commissions

   The Funds will effect transactions through Russell Implementation Services, Inc. ("RIS") and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions selected by money managers or (iii) to execute portfolio securities transactions for the portion of each Fund's assets that RIMCo determines not to allocate to money managers, including assets allocated to the "select holdings" strategy, and for each Fund's cash reserves.

   The Funds effect certain transactions though Lynch, Jones & Ryan, Inc. ("LJR") and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for RIMCo to assist it in its capacity as a manager of managers and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to RIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be generally obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

   LJR may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once RIMCo's research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

                                              Notes to Financial Statements  165

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Accrued fees payable to affiliates as April 30, 2007 were as follows:

                             DIVERSIFIED      SPECIAL      QUANTITATIVE   INTERNATIONAL      GLOBAL      MULTISTRATEGY
                                EQUITY         GROWTH         EQUITY       SECURITIES        EQUITY          BOND
   -------------------------------------------------------------------------------------------------------------------
   Advisory fees              $2,537,751     $1,060,836     $2,561,023     $2,885,730      $  684,675     $2,760,001
   Administration fees           172,646         58,935        174,216        159,527          36,036        234,000
   Distribution fees             100,715         44,211        101,977        108,261           2,921         62,881
   Shareholder servicing
      fees                        48,337         20,513         49,251         52,720           3,781         43,660
   Transfer agent fees           513,668        299,369        518,734        475,187          49,645        907,428
   Trustee fees                   12,247          4,096         12,785          9,318           2,237          2,819
                              ----------     ----------     ----------     ----------      ----------     ----------
                              $3,385,364     $1,487,960     $3,417,986     $3,690,742      $  779,294     $4,010,789
                              ==========     ==========     ==========     ==========      ==========     ==========

                             DIVERSIFIED
                                 BOND
   ------------------------
   Advisory fees              $  157,468
   Administration fees            19,683
   Distribution fees              33,799
   Shareholder servicing
      fees                        14,854
   Transfer agent fees           210,504
   Trustee fees                   11,059
                              ----------
                              $  447,368
                              ==========

   Board of Trustees

   The Russell Fund Complex consists of Russell Investment Company, which has 35 Funds, and Russell Investment Funds ("RIF"), which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 ($5,000 prior to January 1, 2006) for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair are each paid a fee of $6,000 per year. The chair person of the Board receives additional annual compensation of $52,000.

5. FEDERAL INCOME TAXES

   At October 31, 2006, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

   FUNDS                                      10/31/13           10/31/14            TOTALS
   ---------------------------------------------------------------------------------------------
   Multistrategy Bond                     $             --   $     14,540,672   $     14,540,672
   Diversified Bond                              4,923,732         16,820,169         21,743,901

   At April 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                        DIVERSIFIED EQUITY    SPECIAL GROWTH    QUANTITATIVE EQUITY
   ----------------------------------------------------------------------------------------------------------------
   Cost of Investments                                   $  3,871,228,591    $  1,673,405,315    $  4,187,661,908
                                                         ================    ================    ================
   Unrealized Appreciation                               $    673,473,029    $    198,375,971    $    709,619,283
   Unrealized Depreciation                                    (28,018,328)        (24,281,306)        (56,430,966)
                                                         ----------------    ----------------    ----------------
   Net Unrealized Appreciation (Depreciation)            $    645,454,701    $    174,094,665    $    653,188,317
                                                         ================    ================    ================

                                                       INTERNATIONAL
                                                         SECURITIES       GLOBAL EQUITY     MULTISTRATEGY BOND   DIVERSIFIED BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                $  4,434,641,555   $  1,059,657,671    $  7,450,759,358    $    539,783,259
                                                      ================   ================    ================    ================
   Unrealized Appreciation                            $    778,508,670   $     48,539,400    $     91,677,675    $      2,557,978
   Unrealized Depreciation                                 (28,423,503)       (10,918,088)        (80,114,599)         (1,491,378)
                                                      ----------------   ----------------    ----------------    ----------------
   Net Unrealized Appreciation (Depreciation)         $    750,085,167   $     37,621,312    $     11,563,076    $      1,066,600
                                                      ================   ================    ================    ================

 166  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended April 30, 2007 and October 31, 2006 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   DIVERSIFIED EQUITY                             -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                  69                  --               3,431                  --
      Proceeds from reinvestment of
         distributions                                           --                  --                   3                  --
      Payments for shares redeemed                              (10)                 --                (486)                 --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    59                  --               2,948                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 345                 653   $          16,450   $          29,359
      Proceeds from reinvestment of
         distributions                                          150                  83               6,962               3,657
      Payments for shares redeemed                             (344)               (453)            (16,348)            (20,433)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                             151                 283               7,064              12,583
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 174                 403               8,601              18,678
      Proceeds from reinvestment of
         distributions                                           70                  39               3,369               1,788
      Payments for shares redeemed                             (182)               (232)             (8,839)            (10,766)
                                                  -----------------   -----------------   -----------------   -----------------
      Total net increase (decrease)                              62                 210               3,131               9,700
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              12,682              18,131             622,891             842,087
      Proceeds from reinvestment of
         distributions                                        3,661               2,004             176,827              91,133
      Payments for shares redeemed                          (10,041)             (5,050)           (489,061)           (253,120)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 6,302              15,085             310,657             698,100
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               6,574              15,578   $         323,800   $         720,383
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  167

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   SPECIAL GROWTH                                 -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                  40                  --               1,964                  --
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                               (3)                 --                (176)                 --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    37                  --               1,788                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 139                 270   $           6,451   $          13,121
      Proceeds from reinvestment of
         distributions                                          215                 127               9,576               5,785
      Payments for shares redeemed                             (160)               (228)             (7,386)            (11,060)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   194                 169               8,641               7,846
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  79                 121               3,939               6,297
      Proceeds from reinvestment of
         distributions                                           72                  42               3,492               2,068
      Payments for shares redeemed                              (51)               (114)             (2,536)             (5,898)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   100                  49               4,895               2,467
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               5,013               4,747             260,272             253,937
      Proceeds from reinvestment of
         distributions                                        2,759               1,570             139,972              79,639
      Payments for shares redeemed                           (2,165)             (3,158)           (113,359)           (169,361)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 5,607               3,159             286,885             164,215
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               5,938               3,377   $         302,209   $         174,528
                                                  =================   =================   =================   =================

 168  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   QUANTITATIVE EQUITY                            -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                  80                  --               3,328                  --
      Proceeds from reinvestment of
         distributions                                           --                  --                   4                  --
      Payments for shares redeemed                              (12)                 --                (524)                 --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    68                  --               2,808                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 406                 773   $          16,407   $          29,611
      Proceeds from reinvestment of
         distributions                                          204                 154               8,042               5,745
      Payments for shares redeemed                             (403)               (540)            (16,232)            (20,768)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   207                 387               8,217              14,588
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 213                 450               8,832              17,705
      Proceeds from reinvestment of
         distributions                                           99                  73               4,017               2,821
      Payments for shares redeemed                             (241)               (186)             (9,862)             (7,324)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    71                 337               2,987              13,202
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              15,888              20,967             659,070             827,015
      Proceeds from reinvestment of
         distributions                                        5,057               3,628             205,882             139,968
      Payments for shares redeemed                          (13,437)             (6,291)           (550,715)           (248,348)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 7,508              18,304             314,237             718,635
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               7,854              19,028   $         328,249   $         746,425
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  169

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   INTERNATIONAL SECURITIES                       -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                  40                  --               3,095                  --
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                               (5)                 --                (387)                 --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    35                  --               2,708                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 227                 432   $          16,870   $          29,899
      Proceeds from reinvestment of
         distributions                                          222                  73              15,825               4,728
      Payments for shares redeemed                             (243)               (326)            (18,054)            (22,969)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   206                 179              14,641              11,658
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 195                 288              15,036              20,770
      Proceeds from reinvestment of
         distributions                                          109                  34               8,037               2,297
      Payments for shares redeemed                             (199)               (155)            (15,023)            (11,177)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   105                 167               8,050              11,890
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               6,607               9,112             510,236             662,381
      Proceeds from reinvestment of
         distributions                                        4,727               1,599             353,027             107,525
      Payments for shares redeemed                           (7,581)             (4,482)           (578,378)           (325,970)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,753               6,229             284,885             443,936
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               4,099               6,575   $         310,284   $         467,484
                                                  =================   =================   =================   =================

 170  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                      SHARES              DOLLARS
                                                                 -----------------   -----------------
                                                                       2007                2007
   GLOBAL EQUITY                                                 -----------------   -----------------
      Class A
      Proceeds from shares sold                                                153               1,545
      Proceeds from reinvestment of distributions                               --                  --
      Payments for shares redeemed                                             (12)               (122)
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  141               1,423
                                                                 -----------------   -----------------
      Class C
      Proceeds from shares sold                                                673   $           6,843
      Proceeds from reinvestment of distributions                               --                  --
      Payments for shares redeemed                                            (104)             (1,093)
                                                                 -----------------   -----------------
      Net increase (decrease)                                                  569               5,750
                                                                 -----------------   -----------------
      Class E
      Proceeds from shares sold                                              1,421              13,964
      Proceeds from reinvestment of distributions                               --                  --
      Payments for shares redeemed                                            (118)             (1,235)
                                                                 -----------------   -----------------
      Net increase (decrease)                                                1,303              12,729
                                                                 -----------------   -----------------
      Class S
      Proceeds from shares sold                                             88,132             877,960
      Proceeds from reinvestment of distributions                               --                  --
      Payments for shares redeemed                                          (3,476)            (34,863)
                                                                 -----------------   -----------------
      Net increase (decrease)                                               84,656             843,097
      Total increase (decrease)                                             86,669   $         862,999
                                                                 =================   =================

                                              Notes to Financial Statements  171

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   MULTISTRATEGY BOND                             -----------------   -----------------   -----------------   -----------------
      Class A
      Proceeds from shares sold                                 332                  --               3,439                  --
      Proceeds from reinvestment of
         distributions                                            1                  --                   8                  --
      Payments for shares redeemed                              (38)                 --                (399)                 --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   295                  --               3,048                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                               3,185               2,562   $          32,915   $          26,226
      Proceeds from reinvestment of
         distributions                                          129                 244               1,332               2,488
      Payments for shares redeemed                             (860)             (1,475)             (8,887)            (15,077)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,454               1,331              25,360              13,637
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                               6,217               1,533              64,497              15,701
      Proceeds from reinvestment of
         distributions                                          122                 181               1,258               1,843
      Payments for shares redeemed                             (476)               (430)             (4,927)             (4,406)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 5,863               1,284              60,828              13,138
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                             326,838              75,561           3,392,913             775,132
      Proceeds from reinvestment of
         distributions                                        6,154               8,695              63,591              88,843
      Payments for shares redeemed                          (32,171)            (16,654)           (333,672)           (170,536)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               300,821              67,602           3,122,832             693,439
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                             309,433              70,217   $       3,212,068   $         720,214
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   DIVERSIFIED BOND                               -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 277                 756   $           6,596   $          17,854
      Proceeds from reinvestment of
         distributions                                           55                  71               1,306               1,674
      Payments for shares redeemed                             (737)               (524)            (17,537)            (12,366)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (405)                303              (9,635)              7,162
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 293                 633               6,996              14,981
      Proceeds from reinvestment of
         distributions                                           47                  87               1,127               2,050
      Payments for shares redeemed                           (1,927)               (460)            (46,313)            (10,929)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (1,587)                260             (38,190)              6,102
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                              11,175              23,509             260,037             543,516
      Proceeds from reinvestment of
         distributions                                        1,700               3,175              39,561              73,071
      Payments for shares redeemed                          (85,125)             (7,541)         (1,991,193)           (174,338)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               (72,250)             19,143          (1,691,595)            442,249
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                             (74,242)             19,706   $      (1,739,420)  $         455,513
                                                  =================   =================   =================   =================

 172  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

7. INTERFUND LENDING PROGRAM

   The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Funds may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating Fund's fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity or additional borrowing costs.

8. RECORD OWNERSHIP

   As of April 30, 2007, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective
   Fund:

                                           # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Diversified Equity                              3                   51.1
   Special Growth                                  3                   42.0
   Quantitative Equity                             3                   49.2
   International Securities                        3                   48.9
   Global Equity                                   3                   66.0
   Diversified Bond                                1                   24.1
   Multistrategy Bond                              3                   63.9

9. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

                                              Notes to Financial Statements  173

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Multistrategy Bond Fund - 0.1%
   BellSouth Corp.                              04/18/07         1,800,000             98.93             1,781             1,783
   Bombardier, Inc.                             11/10/06      EUR  375,000            128.47               482               541
   Countrywide Alternative Loan Trust           03/12/07        63,675,000              5.15             3,279             3,273
   Catlin Insurance Co., Ltd.                   02/27/07         1,695,000            100.46             1,705             1,709
   DG Funding Trust                             11/04/03               361         10,584.58             3,821             3,817
   Energy Partners, Ltd.                        04/18/07         1,195,000            101.34             1,211             1,216
   Gaz Capital for Gazprom                      11/17/07         2,155,000            100.08             2,157             2,177
   Hospitality Properties Trust                 03/07/07         5,775,000             99.63             5,753             5,694
   Indonesia Government International
      Bond                                      04/20/07         2,275,000             99.27             2,258             2,252
   KAR Holdings, Inc.                           04/13/07         1,525,000            101.55             1,549             1,580
   Level 3 Financing, Inc.                      04/26/07         1,000,000            104.50             1,045             1,039
   Realogy Corp.                                04/12/07         3,300,000             99.56             3,285             3,300
   SB Treasury Co. LLC                          06/01/06         2,028,000            106.81             2,166             2,117
   SBA CMBS Trust                               04/25/07         2,060,000            100.31             2,066             2,070
   Security Capital Assurance, Ltd.             04/24/07         1,830,000            102.14             1,869             1,863
   Time Warner Cable, Inc.                      04/04/07         4,980,000             99.82             4,971             4,994
   Time Warner Cable, Inc.                      04/04/07         2,205,000             99.77             2,200             2,218
   Time Warner Cable, Inc.                      04/04/07         5,450,000            100.46             5,480             5,512
                                                                                                                  --------------
                                                                                                                          47,155
                                                                                                                  ==============
   Diversified Bond Fund - 7.4%
   Aiful Corp.                                  08/03/05           100,000             99.73               100                99
   Air 2 US                                     01/10/07           455,157            104.90               477               479
   Alcoa, Inc.                                  03/05/07           155,000            101.14               157               155
   Banco Mercantil del Norte SA                 01/23/07           155,000            101.42               157               159
   Business Loan Express                        03/08/07           509,298            100.03               509               517
   Cendant Mortgage Corp.                       03/08/07           220,160            100.08               220               221
   CS First Boston Mortgage Securities
      Corp.                                     03/28/07           357,811            100.02               358               358
   DG Funding Trust                             11/04/03               240         10,594.65             2,543             2,538
   Depfa ACS Bank                               03/08/07           100,000             98.39                98                96
   Gaz Capital for Gazprom                      03/01/07           395,000             99.75               394               399
   Gaz Capital for Gazprom                      03/01/07           160,000            100.00               160               165
   Glitnir Banki HF                             06/12/06           250,000             99.90               250               262
   HBOS Treasury Services PLC                   02/06/07           130,000             99.93               130               131
   Kaupthing Bank Hf                            09/28/07           110,000             99.51               109               112
   Kaupthing Bank Hf                            05/12/06           230,000             99.51               229               249
   News America, Inc.                           03/28/07           835,000            100.87               842               818
   Resona Preferred Global Securities
      Cayman, Ltd.                              07/20/05           125,000            100.10               125               132
   SMFG Preferred Capital USD 1, Ltd.           12/13/06           150,000            100.00               150               150
   Security National Mortgage Loan
      Trust                                     03/08/07           523,391            100.06               524               524
   Shinsei Finance Cayman, Ltd.                 03/10/06           150,000             99.11               149               152
   Sierra Receivables Funding Co.               03/08/07           367,468             99.83               367               367
   Sigma Finance, Inc.                          07/26/06           970,000            100.00               970               970
   Southern Natural Gas Co.                     03/30/07            30,000            100.05                30                30
   Time Warner Cable, Inc.                      04/04/07           120,000             99.82               120               120
   Time Warner Cable, Inc.                      04/04/07         1,330,000             99.77             1,327             1,338
   TNK-BP Finance SA                            07/13/06           140,000             99.65               140               148
                                                                                                                  --------------
                                                                                                                          10,689
                                                                                                                  ==============

 174  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

10. DIVIDENDS

   On May 1, 2007, the Board of Trustees of Russell Investment Company declared the following dividends from net investment income payable on May 7, 2007 to shareholders on record May 2, 2007.

                                            NET INVESTMENT          SHORT-TERM             LONG-TERM
   FUNDS                                        INCOME             CAPITAL GAINS         CAPITAL GAINS
   ------------------------------------------------------------------------------------------------------
   Multistrategy Bond - Class S           $            0.0431   $                --   $                --
   Multistrategy Bond - Class E                        0.0409                    --                    --
   Multistrategy Bond - Class C                        0.0345                    --                    --
   Multistrategy Bond - Class A                        0.0411                    --                    --
   Diversified Bond - Class S                          0.1046                    --                    --
   Diversified Bond - Class E                          0.0997                    --                    --
   Diversified Bond - Class C                          0.0836                    --                    --

11. SUBSEQUENT EVENT

   At a meeting held on May 22, 2007, the Board of Trustees of Russell Investment Company, upon the recommendation of Russell Investment Management Company, approved, subject to shareholder approval, an Agreement and Plan of Reorganization to reorganize the Diversified Bond Fund into the Fixed Income I Fund.

   It is expected that effective at the close of business on July 9, 2007, the Diversified Bond Fund will be closed to new shareholders.

                                              Notes to Financial Statements  175

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the "RIMCo Agreement") and the portfolio management contract with each Money Manager of the Funds (collectively, the "portfolio management contracts") at a meeting held on April 24, 2007. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds' shares, and the management of the Funds by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; (2) information (the "Third-Party Information") received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by RIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds; and (3) RIMCo's response to questions from the Board concerning the Third-Party Information addressing, among other things, performance and expense differentials between certain Funds and their respective Comparable Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the "Agreement Renewal Information." The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 23, 2007, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or management were present. At the April 24 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. RIMCo has engaged multiple Money Managers for all Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages directly a portion of certain Funds' assets employing a "select holdings strategy," as described below, and directly manages the investment of each Fund's cash reserves. RIMCo also may manage directly any portion of each Fund's assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo in accordance with the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. RIMCo's goal is to construct and manage diversified portfolios in a risk aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a "segment") in accordance with the Fund's applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager's specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo's research and ongoing review and analysis, such actions are appropriate. RIMCo may assign specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary

 176  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

manner. Therefore, RIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Manager in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund's investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Funds' Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund.

The Board also considered the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each such Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of each such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1. The nature, scope and quality of the services provided to the Fund by RIMCo;

2. The advisory fee paid by the Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by RIMCo as to expenses incurred by the Fund; and

5. Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

As noted above, RIMCo pursuant to the terms of the RIMCo Agreement directly manages a portion--up to 10%--of the assets of each of the Diversified Equity Fund, the Quantitative Equity Fund and the International Securities Fund (each a "Participating Fund") utilizing a select holdings strategy, the actual allocation being determined by each Participating Fund's RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Fund is designed to increase the Participating Fund's exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Fund since implementation taking into account that the strategy has been utilized for a limited period of time. The Trustees considered that RIMCo would not be required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, also considered RIMCo's advice that it will pay certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and expects to incur additional costs in carrying out the select holdings strategy; the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy; and the fact that the aggregate investment advisory fees paid by the Participating Fund are not increased as a result of the select holdings strategy.

At the April 24 Board meeting, RIMCo and management discussed the reasonableness of the Funds' investment advisory fees. In discussing whether the Funds' performance supported these fees, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including Fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower performance than that of some of their respective Comparable Funds. RIMCo stated that the strategies pursued by the Funds are intended to result in less

                        Basis for Approval of Investment Advisory Contracts  177

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

volatile, more moderate returns relative to each Fund's performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

At the April 24 Board meeting, RIMCo and management discussed their intent to recommend to the Board the merger of the Diversified Bond Fund into the Fixed Income I Fund at the upcoming regularly scheduled May Board meeting.

On the basis of the Agreement Renewal Information and other information previously received by the Board from RIMCo during the course of the year or presented at the April 24 Board meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements
(1) the advisory fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo's profitability with respect to the Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo. The Board also concluded that the performance of each of the Funds supported continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund's absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. The Board also considered RIMCo's investment strategy of managing the Funds in a risk aware manner.

At the April 24 Board meeting, the Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that the investment advisory fees for each Fund appropriately reflect any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIC funds under the Board's supervision are lower, and may, in some cases, be substantially lower, than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees reviewed with RIMCo the differences in the scope of services it provides to institutional clients and the Funds. In response to the Trustees' inquiries, RIMCo noted, among other things, that institutional clients have fewer administrative needs than the Funds. It was further noted by RIMCo that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and their respective shareholders and voted to approve the continuation of the agreement.

At the April 24 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; RIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Fund Distributors, Inc., the Funds' underwriter; and RIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo's explanation in light of the Board's findings as to the reasonableness of the aggregate investment advisory fees paid by each Fund and the fact that each Money Manager's fee is paid by RIMCo.

Based substantially upon RIMCo's recommendations together with the information received from RIMCo in support of its recommendations at the April 24 meeting, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo's recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

 178  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines").

The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

Some Financial Intermediaries may offer electronic delivery of the Fund's prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

                            Shareholder Requests for Additional Information  179

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company ("RIC"), which has 35 funds, and Russell Investment Funds ("RIF"), which has nine funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the independent trustees. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Thaddas L. Alston,   Trustee since     Appointed until  - Senior Vice President, Larco        44         None
 Born April 7, 1945   2006              successor is       Investments, Ltd.
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         44         - Director, Avista
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Corp;
 1954                                   duly elected       services)                                      - Trustee,
                      Chairperson       and qualified    - Director and Chairman of the                     Principal
 909 A Street         since 2005                           Audit Committee, Avista                          Investors Fund
 Tacoma, Washington                     Annual             Corp.                                            (investment
 98402-1616                                              - Trustee and Chairman of the                      company);
                                                           Operations and Distribution                    - Trustee,
                                                           Committee, WM Group of                           Principal
                                                           Funds, 1999-2006                                 Variable
                                                         - February 2002 to June 2005,                      Contracts Fund
                                                           Chairman of the Audit                            (investment
                                                           Committee, RIC and RIF                           company)
                                                         - Regent, University of
                                                           Washington
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        44         None
 Born June 6, 1946    2003              successor is       Vice President and Chief
                      Chairman of       duly elected       Financial Officer, Waddell &
 909 A Street         Audit Committee   and qualified      Reed Financial, Inc.
 Tacoma, Washington   since 2005                         - 2003, Retired
 98402-1616                             Appointed until  - 2001-2003, Vice President
                                        successor is       and Chief Financial Officer,
                                        duly elected       Janus Capital Group Inc.
                                        and qualified    - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 44         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 180  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  44         None
 Tennison, Jr.,       2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                 Chairman of the   and qualified.     subsidiary companies,
                      Nominating and                       including Simpson Timber
 909 A Street         Governance        Appointed until    Company, Simpson Paper
 Tacoma, Washington   Committee since   successor is       Company and Simpson Tacoma
 98402-1616           2007              duly elected       Kraft Company
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jack R. Thompson,    Trustee since     Appointed until  - September 2003 to present,          44         - Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit
 909 A Street                           and qualified      Committee, Sparx Japan Fund
 Tacoma, Washington                                      - May 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  44         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                      Chairperson of    and qualified      Value Fund
 909 A Street         the Investment
 Tacoma, Washington   Committee since   Appointed until
 98402-1616           2006              successor is
                                        duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  181

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            44         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
  909 A Street                                             RIMCo
  Tacoma, Washington                                     - Chairman Emeritus, RIC and
  98402-1616                                               RIF; Russell Implementation
                                                           Services Inc. (broker-dealer
                                                           and investment adviser
                                                           ("RIS")); Russell 20-20
                                                           Association (non-profit
                                                           corporation); and Russell
                                                           Trust Company (non-
                                                           depository trust company
                                                           ("RTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment adviser)
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee Emeritus  Five year term   - President, Anderson                 44         None
 Born October 15,     since 2007                           Management Group LLC
 1931                                                      (private investments
                                                           consulting)
 909 A Street                                            - February 2002 to June 2005,
 Tacoma, Washington                                        Lead Trustee, RIC and RIF
 98402-1616                                              - Trustee of RIC and RIF Until
                                                           2006
                                                         - Chairman of the Nominating
                                                           and Governance Committee
                                                           2006
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  44         None
 Born December 1,     since 2003                         - Trustee of RIC and RIF Until
 1919                                                      2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  44         None
 Born June 8, 1925    since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee Emeritus  Five year term   - Retired since 1995                  44         None
 Born October 6,      since 2006                         - Trustee of RIC and RIF Until
 1930                                                      2005
                                                         - Chairman of the Nominating
 909 A Street                                              and Governance Committee
 Tacoma, Washington                                        2001-2005
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

 182  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  44         None
 Born May 5, 1926     since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  183

RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers                 Chief Compliance  Until removed    - Chief Compliance Officer, RIC
 Born December 16, 1966         Officer since     by Independent   - Chief Compliance Officer, RIF
                                2005              Trustees         - Chief Compliance Officer, RIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, RIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, RIMCo
                                Officer since     qualified by     - Chairman of the Board, President and CEO, RFD
 909 A Street                   2004              Trustees         - Chairman of the Board and President, Russell
 Tacoma, Washington                                                  Insurance Agency, Inc. (insurance agency ("RIA"))
 98402-1616                                                        - Until 2004, Managing Director of Individual Investor
                                                                     Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, RIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer, Chief Accounting Officer and CFO, RIC and
 Born November 26, 1963         Chief Accounting  is chosen and      RIF
                                Officer since     qualified by     - Director, Funds Administration, RIMCo, RTC and RFD
 909 A Street                   1998              Trustees         - Treasurer and Principal Accounting Officer, SSgA
 Tacoma, Washington                                                  Funds
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, RIC, RIF, FRC, RTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, RIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, RIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Gregory J. Lyons,              Secretary since   Until successor  - Associate General Counsel and Assistant Secretary FRC
 Born August 24, 1960           2007              is chosen and      and RIA
                                                  qualified by     - Director and Secretary, RIMCo and RFD
 909 A Street                                     Trustees         - Secretary and Chief Legal Counsel, RIC and RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 184  Disclosure of Information about Fund Directors

RUSSELL FUNDS

RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Thaddas L. Alston
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Raymond P. Tennison, Jr.
 Jack R. Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul E. Anderson
 Paul Anton, Ph.D.
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Gregory J. Lyons, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Josiah Quincy Building
 200 Newport Avenue
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Dechert LLP
 200 Clarendon Street, 27th Floor
 Boston, MA 02116-5021

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS AS OF APRIL 30, 2007*

Diversified Equity Fund
 AllianceBernstein L.P., New York, NY
 Columbus Circle Investors, Stamford, CT
 Institutional Capital LLC, Chicago, IL
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Schneider Capital Management Corporation, Wayne, PA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Special Growth Fund
 Berkeley Capital Management LLC, San Francisco, CA
 ClariVest Asset Management LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Gould Investment Partners LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 PanAgora Asset Management, Inc., Boston, MA
 Tygh Capital Management, Inc., Portland, OR

Quantitative Equity Fund
 Aronson+Johnson+Ortiz, LP, Philadelphia, PA
 Franklin Portfolio Associates, LLC, Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Securities Fund
 AllianceBernstein L.P., New York, NY
 AQR Capital Management, LLC, Greenwich, CT
 Axiom International Investors LLC, Greenwich, CT
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Mondrian Investment Partners Ltd., London, England
 Nicholas-Applegate Capital Management LLC, San Diego, CA
 The Boston Company Asset Management, LLC, Boston, MA
 Wellington Management Company, LLP, Boston, MA

Global Equity Fund
 Altrinsic Glbal Advisors, LLC, Stamford, CT
 ClariVest Asset Management, LLC, San Diego, CA

 T. Rowe Price International, Inc., Baltimore, MD

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                              Manager, Money Managers and Service Providers  185

RUSSELL FUNDS

RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

Diversified Bond Fund

 Bear Stearns Asset Management Inc., New York, NY
 Lehman Brothers Asset Management LLC, Chicago, IL
 Pacific Investment Management Company LLC, Newport Beach, CA
 Western Asset Management Company, Pasadena, CA
 Western Asset Management Company Limited, London, England

Multistrategy Bond Fund
 Bear Stearns Asset Management Inc., New York, NY
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Goldman Sachs Asset Management, L.P., New York, NY
 Morgan Stanley Investment Management Inc., West Conshohocken, PA
 Pacific Investment Management Company LLC, Newport Beach, CA

* A complete list of current money managers can also be found at www.Russell.com.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 186  Manager, Money Managers and Service Providers

(RUSSELL LOGO)


RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402
800-787-7354
Fax: 253-591-3495

www.russell.com

On July 1, 2006, Frank Russell Investment Company
changed its name to Russell Investment Company, and
Frank Russell Investment Management Company changed
its name to Russell Investment Management Company.           36-08-067 (1 04/07)

INSTITUTIONAL FUNDS

2007 Semiannual Report

CLASS E, I AND Y SHARES:

EQUITY I FUND

EQUITY II FUND

EQUITY Q FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND

APRIL 30, 2007

                                                                  (RUSSELL LOGO)

Russell Investment Company

Russell Investment Company is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on six of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                           Russell Investment Company

                              Institutional Funds

                               Semiannual Report

                           April 30, 2007 (Unaudited)

                               Table of Contents

                                                                            Page
Equity I Fund........................................................         3

Equity II Fund.......................................................        10

Equity Q Fund........................................................        22

International Fund...................................................        32

Fixed Income I Fund..................................................        50

Fixed Income III Fund................................................        78

Notes to Schedules of Investments....................................       125

Statement of Assets and Liabilities..................................       128

Statement of Operations..............................................       132

Statements of Changes in Net Assets..................................       134

Financial Highlights.................................................       136

Notes to Financial Highlights........................................       142

Notes to Financial Statements........................................       143

Basis for Approval of Investment Advisory Contracts..................       160

Shareholder Requests for Additional Information......................       163

Disclosure of Information about Fund Directors.......................       164

Manager, Money Managers and Service Providers........................       169

Russell Investment Company - Institutional Funds.

Copyright (c) Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company ("RIC"). RIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Russell Investment Management Company ("RIMCo"). Effective July 1, 2006 RIMCo changed its name from Frank Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,090.90      $     1,020.18
Expenses Paid During
Period*                       $         4.82      $         4.66

* Expenses are equal to the Fund's annualized expense ratio of 0.93% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,092.20      $     1,021.37
Expenses Paid During
Period*                       $         3.58      $         3.46

* Expenses are equal to the Fund's annualized expense ratio of 0.69% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,092.30      $     1,021.67
Expenses Paid During
Period*                       $         3.27      $         3.16

* Expenses are equal to the Fund's annualized expense ratio of 0.63% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                                Equity I Fund  3

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.3%
Auto and Transportation - 3.3%
American Axle & Manufacturing Holdings, Inc.           14,200             397
Autoliv, Inc.                                           8,800             512
BorgWarner, Inc.                                        7,000             545
Burlington Northern Santa Fe Corp.                     94,717           8,291
CH Robinson Worldwide, Inc.                            69,950           3,739
CSX Corp.                                              46,100           1,990
DaimlerChrysler AG                                      3,300             266
FedEx Corp.                                            77,287           8,149
Ford Motor Co. (AE)                                    28,400             228
General Motors Corp. (N)                               18,500             578
Magna International, Inc. Class A                       2,800             222
Navistar International Corp. (AE)                     151,200           8,396
Norfolk Southern Corp.                                125,150           6,663
Southwest Airlines Co.                                  8,200             118
TNT NV - ADR                                           94,700           4,275
Toyota Motor Corp. - ADR                               29,293           3,557
UAL Corp. (AE)(N)                                      76,400           2,552
Union Pacific Corp.                                    38,942           4,449
US Airways Group, Inc. (AE)(N)                         52,200           1,928
Visteon Corp. (AE)(N)                                 167,500           1,528
                                                                 ------------
                                                                       58,383
                                                                 ------------

Consumer Discretionary - 13.5%
Accenture, Ltd. Class A                               107,470           4,202
Avon Products, Inc.                                    53,600           2,133
Black & Decker Corp.                                    4,800             435
Carnival Corp.                                         26,350           1,288
CBS Corp. Class B                                      43,200           1,372
Coach, Inc. (AE)                                       67,870           3,314
Costco Wholesale Corp.                                 84,900           4,548
eBay, Inc. (AE)                                       230,700           7,830
Electronic Arts, Inc. (AE)                             68,900           3,473
Family Dollar Stores, Inc.                              8,400             267
Federated Department Stores, Inc. (N)                 272,771          11,980
Focus Media Holding, Ltd. - ADR (AE)(N)                50,500           1,869
GameStop Corp. Class A (AE)                            44,150           1,464
Gannett Co., Inc.                                      16,800             959
Gap, Inc. (The)                                        31,600             567
Google, Inc. Class A (AE)                              61,035          28,771
Guess?, Inc.                                           97,300           3,834
Harman International Industries, Inc.                  16,140           1,967
Hewitt Associates, Inc. Class A (AE)                   76,200           2,267
Hilton Hotels Corp.                                    66,700           2,268
Intercontinental Hotels Group PLC - ADR (N)           128,400           3,103
International Game Technology                          59,320           2,262
Interpublic Group of Cos., Inc. (AE)(N)                40,900             519
JC Penney Co., Inc.                                    48,800           3,860
Jones Apparel Group, Inc.                              15,700             524

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kimberly-Clark Corp.                                    6,350             452
Kohl's Corp. (AE)                                      71,100           5,264
Las Vegas Sands Corp. (AE)(N)                         161,820          13,785
Liberty Global, Inc.
   Series C (AE)                                       19,586             654
Liberty Media Holding Corp.
   Series A (AE)                                       24,182           2,732
Limited Brands, Inc.                                    5,450             150
Liz Claiborne, Inc.                                    14,500             648
Lowe's Cos., Inc. (N)                                 127,575           3,899
Mattel, Inc.                                           37,500           1,061
McDonald's Corp. (N)                                  453,367          21,889
McGraw-Hill Cos., Inc. (The)                           56,600           3,709
MGM Mirage (AE)(N)                                     79,325           5,335
Monster Worldwide, Inc. (AE)                           47,800           2,010
Newell Rubbermaid, Inc.                                88,700           2,720
News Corp. Class A                                    106,140           2,377
Nike, Inc. Class B (N)                                270,080          14,547
Office Depot, Inc. (AE)                                15,800             531
Polo Ralph Lauren Corp. Class A                        56,200           5,177
Quiksilver, Inc. (AE)(N)                               29,800             396
RadioShack Corp. (N)                                   26,800             779
Royal Caribbean Cruises, Ltd. (N)                      79,200           3,292
Saks, Inc. (N)                                        132,900           2,783
Starbucks Corp. (AE)                                  351,284          10,897
Starwood Hotels & Resorts Worldwide, Inc. (o)          51,500           3,452
Station Casinos, Inc.                                  12,623           1,098
Target Corp.                                          158,483           9,409
Time Warner, Inc.                                      72,800           1,502
Tribune Co.                                            22,100             725
Under Armour, Inc. Class B (AE)(N)                     31,100           1,571
VeriSign, Inc. (AE)                                    63,500           1,737
VF Corp.                                                9,300             817
Viacom, Inc. Class A (AE)                              72,710           2,999
Wal-Mart Stores, Inc.                                   6,500             312
Walt Disney Co. (The)                                 125,400           4,387
Wendy's International, Inc. (N)                        15,800             596
Wynn Resorts, Ltd. (N)                                 15,145           1,548
XM Satellite Radio Holdings, Inc. Class A
   (AE)(N)                                            257,550           3,013
Yahoo!, Inc. (AE)                                     144,047           4,039
Yum! Brands, Inc.                                      54,775           3,388
                                                                 ------------
                                                                      240,756
                                                                 ------------
Consumer Staples - 7.1%
Altria Group, Inc.                                    187,580          12,928
Coca-Cola Co. (The)                                   483,800          25,249

 4  Equity I Fund

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                            34,900             766
Colgate-Palmolive Co.                                  56,400           3,820
ConAgra Foods, Inc.                                    11,300             278
Diageo PLC - ADR                                       59,960           5,061
General Mills, Inc.                                    59,400           3,558
Heineken NV - ADR                                      73,888           1,962
HJ Heinz Co.                                           13,500             636
Kellogg Co.                                            11,800             624
Kraft Foods, Inc. Class A                             240,286           8,042
Kroger Co. (The)                                       35,400           1,045
PepsiCo, Inc.                                         211,070          13,950
Procter & Gamble Co.                                  523,326          33,655
Safeway, Inc.                                         120,300           4,367
Sara Lee Corp.                                         40,100             658
Smithfield Foods, Inc. (AE)(N)                          8,000             244
Tyson Foods, Inc. Class A                              63,500           1,331
UST, Inc.                                              11,200             635
Walgreen Co.                                          121,200           5,321
WM Wrigley Jr Co. (N)                                  35,200           2,073
                                                                 ------------
                                                                      126,203
                                                                 ------------
Financial Services - 20.8%
ACE, Ltd.                                               5,300             315
Alliance Data Systems Corp. (AE)                       47,400           3,017
Allstate Corp. (The)                                  132,890           8,282
AMBAC Financial Group, Inc.                             9,300             854
American Express Co.                                  109,900           6,668
American International Group, Inc.                    363,400          25,405
Annaly Capital Management, Inc. (o)                   325,700           5,182
AON Corp.                                               5,450             211
Astoria Financial Corp.                                 8,400             223
Bank of America Corp.                                 370,152          18,841
Bank of New York Co., Inc. (The)                       84,620           3,425
BB&T Corp.                                             12,800             533
Capital One Financial Corp. (N)                        62,771           4,661
CB Richard Ellis Group, Inc. Class A (AE)              80,105           2,712
Charles Schwab Corp. (The)                            179,880           3,439
Chicago Mercantile Exchange Holdings, Inc. Class
   A                                                    5,810           3,002
Chubb Corp.                                            93,000           5,006
Citigroup, Inc.                                       487,334          26,131
Comerica, Inc.                                         13,200             817
Countrywide Financial Corp.                           263,600           9,774
Fannie Mae                                            304,340          17,932
Fidelity National Financial, Inc. Class A              34,641             883
Fidelity National Information Services, Inc.           41,600           2,102
Fifth Third Bancorp (N)                                 4,800             195
First American Corp.                                   74,650           3,844
Freddie Mac                                            87,650           5,678
Genworth Financial, Inc. Class A                      342,220          12,488
Goldman Sachs Group, Inc. (The)                       147,412          32,226

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                74,630           7,553
Hudson City Bancorp, Inc.                              42,800             570
IndyMac Bancorp, Inc. (N)                              54,150           1,637
IntercontinentalExchange, Inc. (AE)(N)                 20,840           2,647
iShares Russell 1000 Value Index Fund                  57,950           4,994
JPMorgan Chase & Co.                                  400,150          20,848
KeyCorp                                                26,500             946
Lehman Brothers Holdings, Inc.                        108,214           8,146
Lincoln National Corp.                                  5,200             370
Mastercard, Inc. Class A (N)                           45,396           5,070
MBIA, Inc. (N)                                         11,100             772
Merrill Lynch & Co., Inc.                              55,600           5,017
MetLife, Inc.                                         175,460          11,528
MGIC Investment Corp. (N)                               9,200             567
Moody's Corp.                                          25,689           1,699
Morgan Stanley                                        234,150          19,671
National City Corp. (N)                                37,010           1,353
Old Republic International Corp.                       28,600             608
PartnerRe, Ltd.                                         5,300             382
Paychex, Inc.                                         150,700           5,591
PMI Group, Inc. (The)                                  19,700             955
PNC Financial Services Group, Inc.                     42,840           3,174
Radian Group, Inc.                                      7,700             447
RenaissanceRe Holdings, Ltd. (N)                       33,575           1,818
State Street Corp.                                     46,800           3,223
SunTrust Banks, Inc.                                   48,640           4,106
Torchmark Corp.                                         3,400             232
Travelers Cos., Inc. (The)                            149,314           8,078
UBS AG                                                221,165          14,354
Unum Group (N)                                         33,800             841
US Bancorp                                              7,974             274
Wachovia Corp.                                        227,500          12,635
Waddell & Reed Financial, Inc. Class A                 16,000             388
Washington Mutual, Inc. (N)                            50,985           2,140
Wells Fargo & Co.                                     408,485          14,661
XL Capital, Ltd. Class A                                4,750             370
                                                                 ------------
                                                                      371,511
                                                                 ------------
Health Care - 12.2%
Abbott Laboratories                                   227,270          12,868
Alcon, Inc.                                            15,800           2,132
Allergan, Inc.                                         32,690           3,962
AmerisourceBergen Corp. Class A                         3,500             175
Amylin Pharmaceuticals, Inc. (AE)                      50,053           2,069
Baxter International, Inc.                            147,500           8,353

                                                                Equity I Fund  5

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
BioMarin Pharmaceuticals, Inc. (AE)(N)                118,800           1,920
Boston Scientific Corp. (AE)                          116,450           1,798
Bristol-Myers Squibb Co.                              193,100           5,573
Cardinal Health, Inc.                                  32,500           2,273
Celgene Corp. (AE)(N)                                  75,400           4,611
CVS Corp. (N)                                         527,880          19,130
Eli Lilly & Co.                                        75,008           4,435
Genentech, Inc. (AE)                                  175,181          14,013
Genzyme Corp. (AE)                                     38,688           2,527
Gilead Sciences, Inc. (AE)                            150,050          12,262
Hospira, Inc. (AE)                                     88,850           3,603
Human Genome Sciences, Inc. (AE)(N)                   234,500           2,526
Intuitive Surgical, Inc. (AE)(N)                       32,020           4,152
Johnson & Johnson                                     168,960          10,851
Medco Health Solutions, Inc. (AE)                      27,000           2,107
Merck & Co., Inc.                                     257,910          13,267
Novartis AG - ADR                                     165,350           9,605
Omnicare, Inc. (N)                                    102,000           3,383
Pfizer, Inc.                                          214,900           5,686
Schering-Plough Corp.                                  77,853           2,470
Shire PLC - ADR (N)                                    68,900           4,815
St. Jude Medical, Inc. (AE)                            47,540           2,034
Stryker Corp.                                          96,200           6,247
Tenet Healthcare Corp. (AE)(N)                         67,200             499
Thermo Fisher Scientific, Inc. (AE)                   318,020          16,556
UnitedHealth Group, Inc.                              309,715          16,433
Vertex Pharmaceuticals, Inc. (AE)(N)                  135,600           4,168
WellPoint, Inc. (AE)                                   40,050           3,163
Wyeth                                                 158,860           8,817
                                                                 ------------
                                                                      218,483
                                                                 ------------
Integrated Oils - 4.2%
BP PLC - ADR                                            5,400             364
Chevron Corp.                                         125,151           9,736
ConocoPhillips                                        110,720           7,678
Exxon Mobil Corp.                                     258,420          20,513
Hess Corp.                                            340,990          19,351
Marathon Oil Corp.                                     12,100           1,229
Occidental Petroleum Corp.                            249,950          12,672
Total SA - ADR                                         51,620           3,804
                                                                 ------------
                                                                       75,347
                                                                 ------------
Materials and Processing - 5.0%
Air Products & Chemicals, Inc.                          3,743             286
Allegheny Technologies, Inc.                           21,400           2,345
Arcelor Mittal Class A                                  8,800             470
Archer-Daniels-Midland Co.                            110,249           4,267
Ashland, Inc.                                           8,500             510
Cameco Corp.                                          190,250           8,869
Carpenter Technology Corp.                             10,300           1,250
Crown Holdings, Inc. (AE)                               9,700             234
Cytec Industries, Inc.                                 67,800           3,722
Dow Chemical Co. (The)                                 41,900           1,869
EI Du Pont de Nemours & Co.                           158,550           7,796

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc. Class B           26,424           1,775
Hercules, Inc. (AE)                                    15,500             292
Imperial Chemical Industries PLC - ADR (N)             86,700           3,682
International Paper Co.                                 9,000             340
Lennar Corp. Class B (N)                                6,400             256
Louisiana-Pacific Corp.                                 2,850              56
Lubrizol Corp.                                         12,050             722
Masco Corp.                                           133,870           3,643
Monsanto Co.                                          180,214          10,631
Potash Corp. of Saskatchewan                           15,700           2,818
PPG Industries, Inc.                                   47,630           3,505
Praxair, Inc.                                          99,488           6,422
Rio Tinto PLC - ADR (N)                                34,600           8,442
Rohm & Haas Co.                                        72,200           3,695
Sherwin-Williams Co. (The)                              9,100             580
Smurfit-Stone Container Corp. (AE)                     39,000             470
Sonoco Products Co.                                     6,300             269
St. Joe Co. (The) (N)                                  30,940           1,752
Syngenta AG - ADR                                      87,803           3,486
Temple-Inland, Inc.                                   100,350           5,945
                                                                 ------------
                                                                       90,399
                                                                 ------------
Miscellaneous - 3.1%
Eaton Corp.                                            40,200           3,586
General Electric Co.                                  873,740          32,206
Honeywell International, Inc.                          70,100           3,798
SPX Corp. (N)                                           8,950             634
Textron, Inc.                                         106,000          10,777
Tyco International, Ltd.                              125,300           4,089
                                                                 ------------
                                                                       55,090
                                                                 ------------
Other Energy - 4.9%
Apache Corp.                                           42,500           3,081
Arch Coal, Inc.                                       126,050           4,547
Baker Hughes, Inc.                                    105,100           8,449
Cameron International Corp. (AE)                       14,003             904
CARBO Ceramics, Inc. (N)                               15,000             652
Consol Energy, Inc.                                   202,700           8,487
Devon Energy Corp.                                    143,310          10,443
Dynegy, Inc. Class A (AE)                                 847               8
Halliburton Co.                                       141,900           4,508
Massey Energy Co. (N)                                 211,700           5,701
National-Oilwell Varco, Inc. (AE)                      24,800           2,104
Noble Energy, Inc.                                      5,900             347
NRG Energy, Inc. (AE)(N)                               15,330           1,210
Reliant Energy, Inc. (AE)                             463,000          10,311
Schlumberger, Ltd.                                    238,129          17,581

 6  Equity I Fund

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Valero Energy Corp.                                    11,300             794
XTO Energy, Inc.                                      149,750           8,127
                                                                 ------------
                                                                       87,254
                                                                 ------------
Producer Durables - 5.6%
AGCO Corp. (AE)                                       123,450           5,152
Amazon.Com, Inc. (AE)                                  15,200             932
Applied Materials, Inc.                               208,300           4,004
Boeing Co.                                            148,002          13,764
Bombardier, Inc. (AE)                                 534,050           2,199
Caterpillar, Inc.                                      60,500           4,393
Centex Corp.                                           79,550           3,561
Crown Castle International Corp. (AE)                  87,250           2,996
Deere & Co.                                           118,270          12,939
Emerson Electric Co.                                  167,500           7,871
Goodrich Corp.                                         33,950           1,930
Ingersoll-Rand Co., Ltd. Class A                        8,800             393
KB Home (N)                                            10,400             459
KLA-Tencor Corp.                                       68,710           3,817
Lexmark International, Inc. Class A (AE)(N)             8,000             436
Lockheed Martin Corp.                                 159,845          15,367
Nokia OYJ - ADR                                        79,000           1,995
Northrop Grumman Corp.                                 89,970           6,625
Pitney Bowes, Inc.                                      3,500             168
Pulte Homes, Inc.                                     105,950           2,850
Roper Industries, Inc.                                 43,400           2,433
United Technologies Corp.                             102,060           6,851
                                                                 ------------
                                                                      101,135
                                                                 ------------
Technology - 11.5%
Adobe Systems, Inc. (AE)                               52,000           2,161
Akamai Technologies, Inc. (AE)                         46,010           2,028
Apple, Inc. (AE)                                      224,030          22,358
Arrow Electronics, Inc. (AE)                           16,500             652
AU Optronics Corp. - ADR                              265,746           4,228
Avnet, Inc. (AE)                                       20,400             834
BearingPoint, Inc. (AE)                               269,100           1,975
Broadcom Corp. Class A (AE)                           106,510           3,467
Celestica, Inc. (AE)(N)                               179,450           1,219
Ciena Corp. (AE)(N)                                    79,000           2,304
Cisco Systems, Inc. (AE)                              904,019          24,174
Cognizant Technology Solutions Corp. Class A
   (AE)                                                24,700           2,208
Dell, Inc. (AE)                                       335,350           8,454
Electronic Data Systems Corp.                          17,000             497
F5 Networks, Inc. (AE)                                 23,470           1,802
Flextronics International, Ltd. (AE)                   20,450             228
General Dynamics Corp.                                 73,818           5,795
Hewlett-Packard Co.                                   690,727          29,107
Intel Corp.                                           632,449          13,598
International Business Machines Corp.                  10,800           1,104
International Rectifier Corp. (AE)                     54,950           1,939
JDS Uniphase Corp. (AE)(N)                            152,962           2,521

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Maxim Integrated Products, Inc.                       107,800           3,419
MEMC Electronic Materials, Inc. (AE)                   12,100             664
Microsoft Corp.                                       365,300          10,937
Motorola, Inc.                                        330,550           5,729
Oracle Corp. (AE)                                     256,240           4,817
PerkinElmer, Inc.                                     130,300           3,153
Qualcomm, Inc.                                        484,000          21,199
Raytheon Co.                                           10,100             541
Research In Motion, Ltd. (AE)                          39,500           5,197
Salesforce.com, Inc. (AE)(N)                           58,150           2,442
SanDisk Corp. (AE)                                     33,700           1,464
Sanmina-SCI Corp. (AE)                                132,400             457
Seagate Technology, Inc. (AE)                           9,400              --
Solectron Corp. (AE)(N)                                97,600             327
Sun Microsystems, Inc. (AE)                           515,630           2,692
Sunpower Corp. Class A (AE)(N)                         34,900           2,118
Texas Instruments, Inc.                               236,870           8,141
                                                                 ------------
                                                                      205,950
                                                                 ------------
Utilities - 4.1%
Allegheny Energy, Inc. (AE)                             7,900             422
Ameren Corp.                                           10,800             568
America Movil SAB de CV
   Series L                                            53,814           2,827
American Electric Power Co., Inc.                      26,200           1,316
AT&T, Inc.                                            455,137          17,623
China Mobile, Ltd. - ADR                               63,578           2,862
Comcast Corp. Class A (AE)(N)                         437,727          11,670
Constellation Energy Group, Inc.                       11,800           1,051
Dominion Resources, Inc.                              119,890          10,934
Embarq Corp.                                           55,698           3,344
Entergy Corp.                                           3,600             407
FPL Group, Inc. (N)                                    51,420           3,310
NII Holdings, Inc. (AE)                                59,050           4,532
Progress Energy, Inc. - CVO                             3,200               1
Public Service Enterprise Group, Inc.                  15,200           1,314
Sprint Nextel Corp.                                   285,860           5,726
Time Warner Telecom, Inc. Class A (AE)(N)              73,250           1,502
Verizon Communications, Inc.                           89,079           3,401
Wisconsin Energy Corp.                                 10,600             517
                                                                 ------------
                                                                       73,327
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,409,389)                                                   1,703,838
                                                                 ------------

                                                                Equity I Fund  7

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.5%
Russell Investment Company
   Money Market Fund                               75,065,285          75,065
United States Treasury Bills (c)(z)(sec.)
   5.041% due 06/14/07                                  6,000           5,964
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $81,029)                                                         81,029
                                                                 ------------

OTHER SECURITIES - 6.6%
Russell Investment Company
   Money Market Fund (X)                           22,845,122          22,845
State Street Securities
   Lending Quality Trust (X)                       96,008,630          96,009
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $118,854)                                                       118,854
                                                                 ------------

TOTAL INVESTMENTS - 106.4%
(identified cost $1,609,272)                                        1,903,721

OTHER ASSETS AND LIABILITIES,
NET - (6.4%)                                                         (114,797)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,788,924
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/07 (16)                               6,490                314

Russell 1000 Mini Index (CME)
   expiration date 06/07 (40)                               3,245                155

S&P 500 E-Mini Index (CME)
   expiration date 06/07 (142)                             10,568                491

S&P 500 Index (CME)
   expiration date 06/07 (83)                              30,884              1,220

S&P Midcap 400 E-Mini Index (CME)
   expiration date 06/07 (318)                             27,927              1,073
                                                                     ---------------

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts                                                                   3,253
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 8  Equity I Fund

RUSSELL INVESTMENT COMPANY
EQUITY I FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Auto and Transportation                                   3.3
Consumer Discretionary                                   13.5
Consumer Staples                                          7.1
Financial Services                                       20.8
Health Care                                              12.2
Integrated Oils                                           4.2
Materials and Processing                                  5.0
Miscellaneous                                             3.1
Other Energy                                              4.9
Producer Durables                                         5.6
Technology                                               11.5
Utilities                                                 4.1
Short-Term Investments                                    4.5
Other Securities                                          6.6
                                              ---------------
Total Investments                                       106.4
Other Assets and Liabilities, Net                        (6.4)
                                              ---------------

                                                        100.0
                                              ===============

Futures Contracts                                         0.2

  See accompanying notes which are an integral part of the financial statements.

                                                                Equity I Fund  9

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,092.00      $     1,019.19
Expenses Paid During
Period*                       $         5.86      $         5.66

* Expenses are equal to the Fund's annualized expense ratio of 1.13% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,093.00      $     1,020.18
Expenses Paid During
Period*                       $         4.83      $         4.66

* Expenses are equal to the Fund's annualized expense ratio of 0.93% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,093.60      $     1,020.68
Expenses Paid During
Period*                       $         4.31      $         4.16

* Expenses are equal to the Fund's annualized expense ratio of 0.83% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 10  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.7%
Auto and Transportation - 3.6%
AAR Corp. (AE)                                         16,000             489
Accuride Corp. (AE)                                     2,390              35
Aftermarket Technology Corp. (AE)                       4,700             130
Alaska Air Group, Inc. (AE)                            10,200             302
American Commercial Lines, Inc. (AE)                   13,910             410
Arctic Cat, Inc.                                        9,100             162
ArvinMeritor, Inc.                                     57,003           1,177
Atlas Air Worldwide Holdings, Inc. (AE)                 1,100              63
Autoliv, Inc.                                           9,200             535
Bristow Group, Inc. (AE)(N)                            18,375             691
Commercial Vehicle Group, Inc. (AE)                     3,200              63
Continental Airlines, Inc. Class A (AE)(N)              4,454             163
Cooper Tire & Rubber Co.                               13,600             263
Dana Corp. (AE)(N)                                     98,600              99
Danaos Corp. (N)                                        7,700             222
DryShips, Inc. (N)                                     33,428           1,183
ExpressJet Holdings, Inc. Class A (AE)(N)              74,111             442
Freightcar America, Inc. (N)                            1,932              96
Frozen Food Express Industries (N)                     59,058             487
Grupo Aeroportuario del Centro Norte Sab de CV -
   ADR (AE)                                            27,500             804
Grupo Aeroportuario del Sureste SAB de CV - ADR        20,600             993
Gulfmark Offshore, Inc. (AE)(N)                        11,121             533
Hayes Lemmerz International, Inc. (AE)(N)              49,541             282
Horizon Lines, Inc. Class A                            32,143           1,093
HUB Group, Inc. Class A (AE)                           15,440             556
Kansas City Southern (AE)(N)                           12,000             446
Kirby Corp. (AE)                                       27,144           1,026
Modine Manufacturing Co. (N)                            7,500             173
Monaco Coach Corp. (N)                                  8,876             136
Navistar International Corp. (AE)                      13,600             755
OMI Corp. (N)                                          27,730             806
PAM Transportation Services (AE)                        4,800              92
Saia, Inc. (AE)                                        10,738             301
Skywest, Inc.                                          19,189             522
Standard Motor Products, Inc.                          13,072             240
StealthGas, Inc.                                       51,084             812
Teekay Shipping Corp. (N)                              13,500             805
Tidewater, Inc. (N)                                    14,900             942
TRW Automotive Holdings Corp. (AE)                     30,600           1,134
US Xpress Enterprises, Inc. Class A (AE)               17,000             243
UTI Worldwide, Inc.                                    53,424           1,254
Vitran Corp., Inc. Class A (AE)                        38,400             769
Wabtec Corp.                                            4,441             165

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
YRC Worldwide, Inc. (AE)(N)                            17,500             696
                                                                 ------------
                                                                       22,590
                                                                 ------------

Consumer Discretionary - 18.7%
ABM Industries, Inc.                                   38,131           1,073
Activision, Inc. (AE)                                 129,991           2,600
Advance Auto Parts, Inc.                                8,300             342
Advisory Board Co. (The) (AE)                          27,982           1,329
Aeropostale, Inc. (AE)                                 53,474           2,200
AFC Enterprises (AE)(N)                                12,600             240
Alberto-Culver Co. Class B                             37,100             901
Alloy, Inc. (AE)                                        5,710              71
American Eagle Outfitters, Inc.                        23,750             700
American Greetings Corp. Class A                       14,417             367
American Woodmark Corp.                                12,580             434
aQuantive, Inc. (AE)                                   51,361           1,572
Asbury Automotive Group, Inc.                          27,707             797
AutoNation, Inc. (AE)                                  29,900             611
Bare Escentuals, Inc. (AE)                             41,986           1,697
Barnes & Noble, Inc.                                   14,700             581
Big Lots, Inc. (AE)                                    62,307           2,006
BigBand Networks, Inc. (AE)                            34,200             700
Black & Decker Corp.                                    3,500             317
Blockbuster, Inc. Class A (AE)                         80,333             498
Blyth, Inc. (N)                                         2,787              73
Bob Evans Farms, Inc.                                  12,100             444
Books-A-Million, Inc. Class A                           4,293              72
Bowne & Co., Inc.                                      10,500             175
Bright Horizons Family Solutions, Inc. (AE)(N)         15,200             587
Brown Shoe Co., Inc.                                   24,522             662
Buckle, Inc. (The)                                      8,550             305
Buffalo Wild Wings, Inc. (AE)(N)                       12,800             836
CBRL Group, Inc. (N)                                   11,184             499
CCA Industries, Inc. (AE)(N)                           28,838             285
CEC Entertainment, Inc. (AE)                           10,100             421
Central Parking Corp. (N)                               7,578             170
Cenveo, Inc. (AE)                                       6,900             177
Charlotte Russe Holding, Inc. (AE)                        997              27
Chemed Corp.                                           16,626             836
Children's Place Retail Stores, Inc. (The) (AE)        11,639             615
Chipotle Mexican Grill, Inc. Class A (AE)(N)           18,900           1,233
Churchill Downs, Inc.                                   1,900              89
Citadel Broadcasting Corp. (N)                         10,200              94
CMGI, Inc. (AE)(N)                                    181,649             381
Coinstar, Inc. (AE)(N)                                 11,673             363
Columbia Sportswear Co. (N)                             3,200             200
Convergys Corp. (AE)                                   95,800           2,420

                                                              Equity II Fund  11

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Core-Mark Holding Co., Inc. (AE)(N)                     2,300              81
Corinthian Colleges, Inc. (AE)(N)                      31,400             434
CROCS, Inc. (AE)(N)                                    49,500           2,766
CSS Industries, Inc. (N)                                1,100              44
Denny's Corp. (AE)(N)                                  47,145             221
DeVry, Inc. (N)                                        37,400           1,234
Dick's Sporting Goods, Inc. (AE)(N)                    23,100           1,296
Dillard's, Inc. Class A                                30,500           1,056
Dolby Laboratories, Inc. Class A (AE)                  78,800           2,791
Dollar Tree Stores, Inc. (AE)                          20,200             794
DreamWorks Animation SKG, Inc. Class A (AE)(N)         26,100             764
Dress Barn, Inc. (AE)(N)                               13,741             274
DSW, Inc. Class A (AE)(N)                              10,295             399
Earthlink, Inc. (AE)                                   38,900             298
Elizabeth Arden, Inc. (AE)(N)                          15,700             353
Ethan Allen Interiors, Inc. (N)                        20,789             734
Ezcorp, Inc. Class A (AE)                              24,378             369
Federated Department Stores, Inc. (N)                  13,513             593
Focus Media Holding, Ltd. - ADR (AE)(N)                 9,100             337
Foot Locker, Inc.                                      80,563           1,917
Forrester Research, Inc. (AE)                           7,990             206
FTD Group, Inc.                                        26,400             471
GameStop Corp. Class A (AE)                            60,570           2,009
Great Wolf Resorts, Inc. (AE)(N)                       10,800             137
Greenfield Online, Inc. (AE)                            5,696              93
Group 1 Automotive, Inc. (N)                            1,000              41
Guess?, Inc.                                           17,600             693
Gymboree Corp. (AE)(N)                                 12,231             467
Hanesbrands, Inc. (AE)                                 21,700             577
Hasbro, Inc. (N)                                       42,600           1,347
Helen of Troy, Ltd. (AE)(N)                            42,100             956
Home Inns & Hotels Management, Inc. - ADR (AE)         10,900             374
Home Solutions of America, Inc. (AE)(N)               108,000             512
Hooker Furniture Corp. (N)                              4,052              89
ICF International, Inc. (AE)                            7,400             159
Iconix Brand Group, Inc. (AE)(N)                      103,069           2,075
IKON Office Solutions, Inc.                             8,800             132
International Speedway Corp. Class A                    5,200             257
ITT Educational Services, Inc. (AE)                     6,600             642
J Crew Group, Inc. (AE)(N)                             41,300           1,672
Jakks Pacific, Inc. (AE)                               18,100             435
Jarden Corp. (AE)(N)                                   19,400             817
Jo-Ann Stores, Inc. (AE)(N)                             8,704             261
Jones Apparel Group, Inc. (N)                          56,016           1,870
JOS A Bank Clothiers, Inc. (AE)(N)                     21,400             827
Journal Communications, Inc. Class A (AE)               5,135              70
Journal Register Co. (N)                               31,600             185
K2, Inc. (AE)(N)                                        3,622              55
Kellwood Co. (N)                                          800              23

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kenneth Cole Productions, Inc. Class A                  3,400              86
Knology, Inc. (AE)(N)                                   4,414              81
Korn/Ferry International (AE)(N)                       32,400             764
Leapfrog Enterprises, Inc. Class A (AE)(N)             26,400             289
Lee Enterprises, Inc. (N)                              63,075           1,651
Life Time Fitness, Inc. (AE)(N)                        31,800           1,634
Lin TV Corp. Class A (AE)                               2,714              43
Lithia Motors, Inc. Class A (N)                         9,100             245
Liz Claiborne, Inc. (N)                                47,600           2,129
LKQ Corp. (AE)                                         57,807           1,305
Lodgenet Entertainment Corp. (AE)(N)                    4,166             142
Maidenform Brands, Inc. (AE)                            7,300             149
McClatchy Co. Class A (N)                               3,800             110
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)                                                14,800             396
Men's Wearhouse, Inc. (The)                            16,600             718
Meredith Corp.                                         18,800           1,089
MIVA, Inc. (AE)(N)                                     11,538              50
Morton's Restaurant Group, Inc. (AE)                    3,500              59
Mothers Work, Inc. (AE)(N)                              2,779              97
Movado Group, Inc.                                      4,300             142
Movie Gallery, Inc. (AE)(N)                            45,663             167
MPS Group, Inc. (AE)                                   66,402             909
MSC Industrial Direct Co., Inc. Class A                35,357           1,723
Nu Skin Enterprises, Inc. Class A                      13,300             230
O'Charleys, Inc. (AE)                                  32,992             696
O'Reilly Automotive, Inc. (AE)                         47,373           1,686
OfficeMax, Inc.                                        20,700           1,019
On Assignment, Inc. (AE)                               40,700             455
Orient-Express Hotels, Ltd. Class A                    23,596           1,242
Oxford Industries, Inc.                                 5,500             255
Pacific Sunwear of California, Inc. (AE)               36,422             762
Panera Bread Co. Class A (AE)                          21,561           1,201
Payless Shoesource, Inc. (AE)(N)                       17,151             547
PC Connection, Inc. (AE)(N)                             5,080              65
Perry Ellis International, Inc. (AE)(N)                27,402             910
Phillips-Van Heusen Corp.                              35,599           1,990
Pier 1 Imports, Inc. (N)                               41,000             310
PRG-Schultz International, Inc. (AE)(N)                15,711             207
Priceline.com, Inc. (AE)(N)                            33,400           1,858
Quiksilver, Inc. (AE)(N)                               50,800             676
RadioShack Corp. (N)                                    6,500             189
Rare Hospitality International, Inc. (AE)              40,522           1,180
Rent-A-Center, Inc. Class A (AE)(N)                    35,300             983

 12  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Republic Services, Inc. Class A                        76,157           2,127
Resources Connection, Inc. (AE)                        34,212           1,032
Retail Ventures, Inc. (AE)(N)                           7,099             145
Rush Enterprises, Inc. Class A (AE)(N)                  6,800             141
Scholastic Corp. (AE)                                  31,200             963
Service Corp. International                            65,500             796
Shanda Interactive Entertainment, Ltd. - ADR
   (AE)                                                23,800             596
Shoe Carnival, Inc. (AE)                                7,837             246
Sinclair Broadcast Group, Inc. Class A (N)             27,743             453
Skechers USA, Inc. Class A (AE)                         4,000             126
Sonic Automotive, Inc. Class A (N)                     18,300             523
Sonic Corp. (AE)                                       69,264           1,554
Spherion Corp. (AE)                                    15,000             128
Stage Stores, Inc.                                     24,559             541
Stanley Furniture Co., Inc. (N)                         3,683              80
Steak N Shake Co. (The) (AE)(N)                         1,900              31
Stein Mart, Inc.                                        2,800              46
Sturm Ruger & Co., Inc. (AE)(N)                        33,824             437
Take-Two Interactive Software, Inc. (AE)(N)            26,900             516
TeleTech Holdings, Inc. (AE)                           16,000             604
Tempur-Pedic International, Inc. (N)                   12,500             325
Timberland Co. Class A (AE)                             2,500              64
Tractor Supply Co. (AE)                                19,345           1,001
Triarc Cos., Inc. Class A                               2,466              40
Tupperware Corp.                                        7,715             217
Unifirst Corp.                                          2,900             122
United Online, Inc. (N)                                40,600             586
Urban Outfitters, Inc. (AE)(N)                         46,800           1,206
Viad Corp.                                             12,800             523
VistaPrint, Ltd. (AE)(N)                               33,100           1,237
Warnaco Group, Inc. (The) (AE)                         15,600             441
Warner Music Group Corp. (N)                           34,400             592
Washington Post Co. (The) Class B                       1,050             781
West Marine, Inc. (AE)(N)                              10,570             155
WMS Industries, Inc. (AE)(N)                           17,500             698
Wynn Resorts, Ltd.                                     16,158           1,651
Zumiez, Inc. (AE)(N)                                   25,600           1,010
                                                                 ------------
                                                                      116,380
                                                                 ------------

Consumer Staples - 2.1%
Alliance One International, Inc. (AE)                 186,970           1,834
Boston Beer Co., Inc. Class A (AE)(N)                   4,600             148
Coca-Cola Bottling Co. Consolidated                     8,320             459
Constellation Brands, Inc. Class A (AE)(N)             10,700             240
Del Monte Foods Co.                                    52,000             603
Imperial Sugar Co. (N)                                 14,500             432
JM Smucker Co. (The)                                    8,800             491
Loews Corp. - Carolina Group                           18,600           1,424
McCormick & Co., Inc.                                  26,300             976

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Molson Coors Brewing Co. Class B (N)                   19,800           1,867
Nash Finch Co. (N)                                      9,445             368
NBTY, Inc. (AE)                                         9,775             483
PepsiAmericas, Inc.                                    16,300             394
Premium Standard Farms, Inc. (N)                       19,218             417
Reddy Ice Holdings, Inc. (N)                           10,419             305
Ruddick Corp. (N)                                       4,800             144
Schweitzer-Mauduit International, Inc.                  6,133             168
SUPERVALU, Inc.                                        42,900           1,969
Universal Corp. (N)                                     9,314             584
                                                                 ------------
                                                                       13,306
                                                                 ------------

Financial Services - 16.2%
Advent Software, Inc. (AE)                             52,400           1,759
Affiliated Managers Group, Inc. (AE)                   23,366           2,749
AG Edwards, Inc.                                        7,934             575
Alliance Data Systems Corp. (AE)                       35,098           2,234
AMB Property Corp. (o)                                 17,900           1,090
Amerisafe, Inc. (AE)                                   14,319             288
Annaly Capital Management, Inc. (o)                    28,600             455
Anthracite Capital, Inc. (o)                            5,807              67
Apartment Investment & Management Co. Class A
   (o)                                                 24,700           1,366
Apollo Investment Corp.                                43,200             949
Arbor Realty Trust, Inc. (o)                            5,200             160
Arch Capital Group, Ltd. (AE)                           7,700             561
Ares Capital Corp.                                     41,000             736
Argonaut Group, Inc. (AE)                               9,175             308
Ashford Hospitality Trust, Inc. (o)                   121,301           1,456
Aspen Insurance Holdings, Ltd.                         29,401             779
Asset Acceptance Capital Corp. (AE)                     2,500              46
Assurant, Inc.                                         32,266           1,856
Axis Capital Holdings, Ltd.                            21,672             804
Bancfirst Corp.                                         2,500             107
BankUnited Financial Corp. Class A (N)                 24,391             528
Banner Corp.                                            3,983             149
Bear Stearns Cos., Inc. (The)                           5,250             817
BioMed Realty Trust, Inc. (o)                           3,200              92
BOK Financial Corp. (N)                                 4,720             242
Broadridge Financial Solutions, Inc. (AE)              19,600             393
Calamos Asset Management, Inc. Class A                  4,100              96
Camden Property Trust (o)                              12,300             857
CapitalSource, Inc. (o)                                 3,200              83
Cash America International, Inc. (N)                   13,594             587
CBL & Associates Properties, Inc. (o)                   7,900             359
Central Pacific Financial Corp. (N)                     7,162             246

                                                              Equity II Fund  13

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CIT Group, Inc.                                        10,200             608
City Bank (N)                                           4,975             155
City Holding Co. (N)                                    2,201              84
CNA Surety Corp. (AE)                                  34,270             707
Cohen & Steers, Inc. (N)                                1,800              92
Colonial BancGroup, Inc. (The) (N)                     59,225           1,425
Colonial Properties Trust (o)                           2,600             129
Commerce Bancshares, Inc. (N)                           6,720             318
Commerce Group, Inc. (N)                               15,000             489
Community Bancorp (AE)(N)                              13,597             418
Corus Bankshares, Inc. (N)                             44,040             740
Deerfield Triarc Capital Corp. (o)                     57,600             933
Deluxe Corp.                                           37,621           1,424
DiamondRock Hospitality Co. (o)                        36,100             660
Downey Financial Corp. (N)                              7,902             529
EastGroup Properties, Inc. (o)(N)                       5,300             266
Education Realty Trust, Inc. (o)(N)                     7,900             113
EMC Insurance Group, Inc. (N)                           1,600              40
Entertainment Properties Trust (o)                      5,449             329
Essex Property Trust, Inc. (o)                          6,000             773
Euronet Worldwide, Inc. (AE)                           50,830           1,416
Extra Space Storage, Inc. (o)(N)                       12,100             226
Factset Research Systems, Inc.                          9,600             591
FBL Financial Group, Inc. Class A                       1,800              70
FelCor Lodging Trust, Inc. (o)                         40,800           1,042
Feldman Mall Properties, Inc. (o)                      55,300             638
First American Corp.                                   55,819           2,875
First Cash Financial Services, Inc. (AE)               19,900             457
First Industrial Realty Trust, Inc. (o)                 9,400             412
First Mutual Bancshares, Inc.                          31,310             692
First Place Financial Corp.                             2,280              46
First Regional Bancorp (AE)(N)                         21,813             545
FirstFed Financial Corp. (AE)(N)                       19,598           1,205
Fulton Financial Corp. (N)                             22,284             328
GFI Group, Inc. (AE)(N)                                29,300           2,029
Global Payments, Inc.                                  25,030             951
Gramercy Capital Corp. (o)(N)                           5,049             164
Hanmi Financial Corp. (N)                              45,450             746
Hanover Insurance Group, Inc. (The)                       500              23
HCC Insurance Holdings, Inc.                           32,300             990
Health Care Property Investors, Inc. (o)               12,800             453
Hersha Hospitality Trust (o)(N)                         9,600             114
Highland Hospitality Corp. (o)(N)                      44,500             848
Hospitality Properties Trust (o)                       45,600           2,076
HRPT Properties Trust (o)(N)                           85,300           1,044
IBERIABANK Corp. (N)                                    2,723             143
Integra Bank Corp.                                      2,900              66
International Securities Exchange Holdings, Inc.
   Class A (N)                                         28,900           1,927
Intervest Bancshares Corp. Class A (AE)(N)              7,234             184

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Investment Technology Group, Inc. (AE)                 21,470             812
Investors Real Estate Trust (o)                         7,900              83
IPC Holdings, Ltd. (N)                                 43,491           1,304
iStar Financial, Inc. (o)                              38,300           1,835
ITLA Capital Corp. (N)                                    500              26
JER Investors Trust, Inc. (o)                          22,800             402
John H Harland Co.                                      2,679             141
Jones Lang LaSalle, Inc.                                2,869             308
KKR Financial Corp. (o)                                28,900             772
Knight Capital Group, Inc. Class A (AE)(N)             42,127             683
Kohlberg Capital Corp. (N)                             42,000             754
LaSalle Hotel Properties (o)                           13,900             645
Liberty Property Trust (o)                             22,400           1,084
LTC Properties, Inc. (o)                                9,145             229
Luminent Mortgage Capital, Inc. (o)(N)                 25,200             208
Macatawa Bank Corp. (N)                                 3,500              57
Markel Corp. (AE)                                         800             367
MCG Capital Corp.                                      27,300             481
Mercantile Bank Corp.                                   2,310              62
Municipal Mortgage & Equity LLC (N)                     1,060              29
Nara Bancorp, Inc.                                     11,475             190
National Retail Properties, Inc. (o)(N)                68,722           1,646
Nationwide Financial Services, Inc. (N)                13,800             788
Navigators Group, Inc. (AE)                             5,821             297
Nelnet, Inc.
Class A (N)                                             7,800             210
Newcastle Investment Corp. (o)(N)                      36,129           1,055
NorthStar Realty Finance Corp. (o)(N)                 110,244           1,632
Ocwen Financial Corp. (AE)(N)                          17,448             249
Odyssey Re Holdings Corp. (N)                          15,300             641
Oriental Financial Group                                6,416              74
Pacific Capital Bancorp (N)                            10,064             271
Pennsylvania Real Estate Investment Trust (o)          15,200             706
Philadelphia Consolidated Holding Co. (AE)             11,500             499
Pico Holdings, Inc. (AE)(N)                             4,700             210
PMI Group, Inc. (The)                                  13,909             674
Potlatch Corp. (o)(N)                                  11,263             489
Preferred Bank (N)                                      6,450             236
Protective Life Corp.                                  20,600             966
PS Business Parks, Inc. (o)(N)                         11,983             826
Radian Group, Inc.                                     10,500             610
RAIT Financial Trust (o)(N)                            42,600           1,199
Raymond James Financial, Inc.                          73,550           2,257
Realty Income Corp. (o)                                11,630             325

 14  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Redwood Trust, Inc. (o)                                 7,232             363
Reinsurance Group of America, Inc. (N)                 25,500           1,589
RenaissanceRe Holdings, Ltd. (N)                       15,000             812
Ryder System, Inc. (N)                                 30,800           1,621
S1 Corp. (AE)                                          42,200             274
Safety Insurance Group, Inc. (N)                       17,805             713
SeaBright Insurance Holdings, Inc. (AE)                11,478             213
SEI Investments Co.                                    13,700             836
Senior Housing Properties Trust (o)                    20,500             468
Southwest Bancorp, Inc. (N)                            24,061             590
Sovran Self Storage, Inc. (o)                          11,600             641
Stancorp Financial Group, Inc.                         25,400           1,209
Sterling Bancshares, Inc. (N)                          26,250             300
Sterling Financial Corp. (N)                            4,500              75
Sunstone Hotel Investors, Inc. (o)                     28,298             807
Susquehanna Bancshares, Inc. (N)                        9,900             221
SWS Group, Inc. (N)                                    19,276             501
Taylor Capital Group, Inc. (N)                          6,133             182
Thornburg Mortgage, Inc. (o)                            8,500             236
TierOne Corp.                                           9,034             219
Transatlantic Holdings, Inc.                            1,600             111
Triad Guaranty, Inc. (AE)(N)                           11,599             513
U-Store-It Trust (o)(N)                                36,000             663
United America Indemnity, Ltd. Class A (AE)             5,500             137
United Fire & Casualty Co. (N)                          5,800             213
Unitrin, Inc. (N)                                       7,400             349
Universal Health Realty Income Trust (o)                  700              25
Ventas, Inc. (o)                                       25,400           1,071
Webster Financial Corp.                                 6,900             307
Whitney Holding Corp.                                  14,950             460
Wilmington Trust Corp.                                  9,900             401
WR Berkley Corp.                                       19,000             617
WSFS Financial Corp.                                      100               6
Zenith National Insurance Corp. (N)                    27,204           1,258
Zions Bancorporation                                    9,000             736
                                                                 ------------
                                                                      100,396
                                                                 ------------

Health Care - 10.6%
Accelrys, Inc. (AE)                                    53,600             349
Advanced Medical Optics, Inc. (AE)(N)                  14,700             594
Albany Molecular Research, Inc. (AE)                    6,002              58
Allscripts Healthcare Solutions, Inc. (AE)             49,108           1,299
American Medical Systems Holdings, Inc. (AE)          104,648           1,855
American Oriental Bioengineering, Inc. (AE)            21,800             217
AMERIGROUP Corp. (AE)                                  26,135             735
Amsurg Corp. Class A (AE)                               4,379             101

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Analogic Corp.                                          3,000             184
Applera Corp. - Celera Group (AE)                      99,200           1,389
Apria Healthcare Group, Inc. (AE)                      18,409             584
Arthrocare Corp. (AE)                                  50,669           2,091
Beckman Coulter, Inc.                                   8,800             553
Bio-Rad Laboratories, Inc. Class A (AE)                 7,100             502
Bradley Pharmaceuticals, Inc. (AE)(N)                   5,960             117
Cerner Corp. (AE)(N)                                   53,900           2,870
Charles River Laboratories International, Inc.
   (AE)(N)                                             19,000             900
Community Health Systems, Inc. (AE)                    45,626           1,679
Conmed Corp. (AE)                                      16,658             505
Cooper Cos., Inc. (The) (N)                            48,225           2,464
Corvel Corp. (AE)                                       6,745             183
Covance, Inc. (AE)                                     14,200             859
Cutera, Inc. (AE)(N)                                   17,700             518
DaVita, Inc. (AE)                                      31,667           1,729
Discovery Laboratories, Inc. (AE)(N)                   29,500              88
Emergency Medical Services Corp. Class A (AE)          19,363             648
ev3, Inc. (AE)(N)                                      24,100             430
Greatbatch, Inc. (AE)(N)                                1,734              50
Haemonetics Corp. (AE)                                 22,437           1,073
Health Net, Inc. (AE)                                  13,000             703
Healthcare Services Group (N)                          58,400           1,635
HealthExtras, Inc. (AE)(N)                             96,400           2,984
Healthspring, Inc. (AE)                                66,414           1,562
Healthways, Inc. (AE)(N)                               32,978           1,399
Henry Schein, Inc. (AE)                                10,600             553
Hologic, Inc. (AE)(N)                                  76,552           4,406
Icon PLC - ADR (AE)                                     7,300             343
Illumina, Inc. (AE)                                    33,117           1,081
Immucor, Inc. (AE)                                      5,300             173
Immunomedics, Inc. (AE)(N)                             39,777             209
IMS Health, Inc.                                       43,771           1,284
Invacare Corp.                                         14,400             268
Inverness Medical Innovations, Inc. (AE)(N)            20,500             821
Kindred Healthcare, Inc. (AE)                           6,900             241
King Pharmaceuticals, Inc. (AE)(N)                     64,000           1,309
Kyphon, Inc. (AE)                                      20,642             962
LHC Group, Inc. (AE)(N)                                43,109           1,104
LifePoint Hospitals, Inc. (AE)                          7,600             278
Medcath Corp. (AE)(N)                                  23,041             685
Medical Action Industries, Inc. (AE)                    9,700             221
Medtox Scientific, Inc. (AE)                            3,502              84
Mentor Corp. (N)                                        9,946             387
Molina Healthcare, Inc. (AE)(N)                         8,400             254

                                                              Equity II Fund  15

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Myriad Genetics, Inc. (AE)(N)                          18,400             673
Nabi Biopharmaceuticals (AE)(N)                        23,700             123
Neurocrine Biosciences, Inc. (AE)(N)                   12,200             155
Noven Pharmaceuticals, Inc. (AE)(N)                     8,621             202
NuVasive, Inc. (AE)(N)                                 27,400             706
Pharmaceutical Product Development, Inc.               24,726             892
Pharmacopeia Drug Discovery, Inc. (AE)(N)              26,100             153
PharmaNet Development Group, Inc. (AE)(N)              10,998             300
Phase Forward, Inc. (AE)                               30,600             486
PolyMedica Corp. (N)                                   11,400             461
PSS World Medical, Inc. (AE)(N)                       101,056           2,031
Psychiatric Solutions, Inc. (AE)                       48,230           1,691
Quality Systems, Inc. (AE)                             27,690           1,121
RehabCare Group, Inc. (AE)                              3,800              62
Sciele Pharma, Inc. (AE)(N)                            18,530             458
Sierra Health Services, Inc. (AE)                      41,267           1,709
Stericycle, Inc. (AE)(N)                               17,000           1,481
STERIS Corp.                                           30,500             780
Techne Corp. (AE)                                      28,375           1,673
Universal Health Services, Inc. Class B                19,100           1,160
Viropharma, Inc. (AE)                                  42,900             647
WellCare Health Plans, Inc. (AE)(N)                     7,348             592
West Pharmaceutical Services, Inc. (N)                  7,239             360
Zoll Medical Corp. (AE)                                 1,914              46
                                                                 ------------
                                                                       65,532
                                                                 ------------

Materials and Processing - 10.6%
Acuity Brands, Inc.                                     9,901             585
Airgas, Inc.                                           46,315           2,063
Albemarle Corp.                                        36,400           1,545
AM Castle & Co. (N)                                    24,087             817
Apogee Enterprises, Inc.                                7,400             178
Ashland, Inc.                                           3,100             186
Bluegreen Corp. (AE)                                    1,700              19
BlueLinx Holdings, Inc. (N)                             5,000              57
Brookfield Homes Corp. (N)                              5,300             180
Buckeye Technologies, Inc. (AE)                        89,145           1,129
Cambrex Corp.                                          28,100             682
Carpenter Technology Corp.                             15,954           1,936
Celanese Corp. Class A                                 65,500           2,173
Ceradyne, Inc. (AE)                                     6,700             394
CF Industries Holdings, Inc.                           15,400             611
Chaparral Steel Co.                                    12,500             881
Chesapeake Corp. (N)                                    8,800             130
Chicago Bridge & Iron Co. NV                           45,133           1,563
Cleveland-Cliffs, Inc. (N)                              7,132             494
Comfort Systems USA, Inc.                              28,700             358
Commercial Metals Co.                                  40,100           1,345
Constar International, Inc. (AE)                       17,400             154

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corn Products International, Inc.                      16,000             637
Crown Holdings, Inc. (AE)                              44,000           1,063
Cytec Industries, Inc.                                 20,853           1,145
Eastman Chemical Co. (N)                               23,800           1,611
EMCOR Group, Inc. (AE)                                 24,990           1,567
Energy Conversion Devices, Inc. (AE)                   37,268           1,320
Ennis, Inc.                                            40,700             995
FMC Corp.                                              15,300           1,177
Goodman Global, Inc. (AE)                               8,800             164
GrafTech International, Ltd. (AE)                      50,257             502
Granite Construction, Inc.                             21,873           1,318
Greif, Inc. Class A (N)                                12,400             689
Harsco Corp.                                           22,600           1,153
Haynes International, Inc. (AE)                         4,100             320
Hercules, Inc. (AE)                                    73,000           1,375
Huntsman Corp.                                         24,600             482
Infrasource Services, Inc. (AE)                        17,607             588
Innospec, Inc. (N)                                      8,364             449
Jacobs Engineering Group, Inc. (AE)                    40,700           2,052
KBR, Inc. (AE)                                         14,100             291
Lamson & Sessions Co. (The) (AE)(N)                    29,235             739
Landec Corp. (AE)                                      25,554             325
Layne Christensen Co. (AE)                             13,400             507
Lennox International, Inc.                             22,600             764
Lubrizol Corp.                                         10,200             611
Lydall, Inc. (AE)                                       7,376             107
Mercer International, Inc. (AE)                        34,500             423
Myers Industries, Inc.                                 13,437             302
Neenah Paper, Inc. (N)                                  3,236             124
Northwest Pipe Co. (AE)                                 1,400              50
Novagold Resources, Inc. (AE)                          41,069             583
Novelis, Inc.                                          17,270             770
Olin Corp. (N)                                         40,700             698
Olympic Steel, Inc. (N)                                 2,800              93
OM Group, Inc. (AE)                                    23,302           1,224
Perini Corp. (AE)                                      15,473             659
Pioneer Cos., Inc. Class W (AE)(N)                      7,619             222
PolyOne Corp. (AE)                                     31,500             207
Quanex Corp. (N)                                       17,000             732
Quanta Services, Inc. (AE)                             62,068           1,706
Resource Capital Corp. (o)(N)                           6,700             109
Rock-Tenn Co. Class A                                  63,010           2,411
RPM International, Inc.                                85,025           1,808
SAIC, Inc. (AE)(N)                                     55,800           1,021
Schnitzer Steel Industries, Inc. Class A                6,300             327
Sigma-Aldrich Corp.                                    19,100             804
Smurfit-Stone Container Corp. (AE)                     68,100             821
Sonoco Products Co.                                    30,000           1,279

 16  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Spartech Corp.                                         38,968           1,093
Standard Register Co. (The) (N)                        15,256             190
Superior Essex, Inc. (AE)(N)                           14,400             514
Symyx Technologies, Inc. (AE)                          12,400             143
Temple-Inland, Inc.                                     5,400             320
Terra Industries, Inc. (AE)(N)                         66,700           1,177
Texas Industries, Inc. (N)                              6,500             495
Timken Co.                                             31,513           1,039
Tredegar Corp. (N)                                     20,424             477
URS Corp. (AE)                                         17,200             752
USEC, Inc. (AE)                                        27,802             561
Valspar Corp.                                          15,900             430
Washington Group International, Inc. (AE)              40,272           2,695
Wausau Paper Corp.                                      6,800              92
                                                                 ------------
                                                                       65,782
                                                                 ------------

Miscellaneous - 1.5%
Brunswick Corp.                                        36,900           1,209
Foster Wheeler, Ltd. (AE)(N)                           36,750           2,530
GP Strategies Corp. (AE)                                3,585              34
Johnson Controls, Inc.                                  7,800             798
McDermott International, Inc. (AE)                     55,822           2,995
SPX Corp. (N)                                           4,200             298
Teleflex, Inc.                                          7,100             510
Wesco Financial Corp.                                   2,207             982
                                                                 ------------
                                                                        9,356
                                                                 ------------

Other Energy - 5.5%
Alon USA Energy, Inc.                                  17,300             647
Atwood Oceanics, Inc. (AE)                              8,100             509
Cameron International Corp. (AE)                       22,231           1,435
Complete Production Services, Inc. (AE)                13,900             335
Comstock Resources, Inc. (AE)                          23,354             662
Core Laboratories NV (AE)(N)                           28,083           2,553
Diamond Offshore Drilling, Inc.                        15,534           1,330
Dresser-Rand Group, Inc. (AE)                          14,500             463
Dril-Quip, Inc. (AE)                                   18,643             941
Enbridge Energy Partners, LP Class A (N)               16,078             962
ENSCO International, Inc. (N)                          16,400             925
Foundation Coal Holdings, Inc. (N)                     21,500             847
Frontier Oil Corp.                                     17,800             629
Global Industries, Ltd. (AE)                           38,400             797
Goodrich Petroleum Corp. (AE)                          30,122           1,058
Grant Prideco, Inc. (AE)                               38,972           2,009
Grey Wolf, Inc. (AE)(N)                                47,669             341
Gulf Island Fabrication, Inc.                           1,300              39
Hercules Offshore, Inc. (AE)(N)                        25,700             808
Holly Corp.                                            21,700           1,380
Input/Output, Inc. (AE)(N)                             48,000             672
Meridian Resource Corp. (AE)                           42,306             110

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National-Oilwell Varco, Inc. (AE)                      12,309           1,044
Oceaneering International, Inc. (AE)                   28,800           1,369
Ormat Technologies, Inc. (N)                           14,100             514
Penn Virginia Corp. (N)                                 4,983             399
Pioneer Drilling Co. (AE)(N)                           37,624             516
Range Resources Corp. (N)                              13,900             508
SEACOR Holdings, Inc. (AE)                              4,900             467
Superior Offshore International, Inc. (AE)             29,100             532
Talisman Energy, Inc.                                  43,557             828
TEPPCO Partners, LP (N)                                19,737             899
Tesoro Corp.                                           25,400           3,078
Tetra Technologies, Inc. (AE)                          23,976             635
Union Drilling, Inc. (AE)(N)                            7,500             116
Unit Corp. (AE)                                        13,525             773
VeraSun Energy Corp. (AE)                              47,710             951
Western Refining, Inc. (N)                             10,400             412
Whiting Petroleum Corp. (AE)(N)                        19,000             836
XTO Energy, Inc.                                       17,997             977
                                                                 ------------
                                                                       34,306
                                                                 ------------

Producer Durables - 7.0%
AGCO Corp. (AE)                                        15,978             667
AO Smith Corp. (N)                                      4,900             187
Applied Industrial Technologies, Inc.                   8,600             231
Arris Group, Inc. (AE)(N)                              21,534             319
ASML Holding NV Class G (AE)                           53,354           1,454
Asyst Technologies, Inc. (AE)                           3,700              26
Audiovox Corp. Class A (AE)                             2,572              37
Axcelis Technologies, Inc. (AE)                        59,300             454
Baldor Electric Co.                                    35,800           1,410
Belden CDT, Inc.                                        8,667             484
C-COR, Inc. (AE)                                       87,976           1,084
Chart Industries, Inc. (AE)                             2,400              45
Cognex Corp. (N)                                        8,000             172
Crane Co. (N)                                          15,400             655
Credence Systems Corp. (AE)(N)                        178,348             662
Crown Castle International Corp. (AE)                  16,500             567
CTS Corp. (N)                                          20,766             272
Diebold, Inc.                                           5,400             257
DR Horton, Inc. (N)                                    77,642           1,722
Entegris, Inc. (AE)(N)                                105,631           1,238
ESCO Technologies, Inc. (AE)                           29,144           1,328
FEI Co. (AE)(N)                                        23,200             863
Flowserve Corp.                                         8,400             512
Gardner Denver, Inc. (AE)                              15,900             601
Garmin, Ltd.                                           25,460           1,482
Goodrich Corp.                                         20,428           1,161

                                                              Equity II Fund  17

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Herman Miller, Inc.                                    12,200             420
Hubbell, Inc. Class B                                  15,500             801
Intevac, Inc. (AE)                                     24,000             583
Kennametal, Inc.                                       21,070           1,487
Kimball International, Inc. Class B                    11,693             210
Knoll, Inc.                                             8,397             195
L-1 Identity Solutions, Inc. Class 1 (AE)(N)          107,200           2,060
Lam Research Corp. (AE)                                29,003           1,560
Littelfuse, Inc. (AE)                                   1,338              54
LTX Corp. (AE)(N)                                      65,921             393
M/I Homes, Inc. (N)                                       700              21
MasTec, Inc. (AE)(N)                                    8,900             102
Mettler Toledo International, Inc. (AE)                14,897           1,454
Milacron, Inc. (AE)(N)                                 91,158              64
Mueller Water Products, Inc. Class A                   66,354             951
NACCO Industries, Inc. Class A (N)                      1,073             171
Orbital Sciences Corp. (AE)(N)                         28,273             590
Pall Corp. (N)                                         19,800             831
Photon Dynamics, Inc. (AE)                             18,053             217
Polycom, Inc. (AE)                                     48,645           1,620
Robbins & Myers, Inc.                                  17,312             665
SBA Communications Corp. Class A (AE)                  48,600           1,430
Steelcase, Inc. Class A (N)                            27,600             539
Symmetricom, Inc. (AE)(N)                               7,694              63
Tecumseh Products Co. Class A (AE)(N)                  27,200             276
Teledyne Technologies, Inc. (AE)                       14,200             626
Tennant Co.                                             8,900             285
Teradyne, Inc. (AE)                                    18,700             326
Tessco Technologies, Inc. (AE)                          2,952              84
Thomas & Betts Corp. (AE)                               3,200             174
Toll Brothers, Inc. (AE)(N)                            36,997           1,102
Ultra Clean Holdings (AE)(N)                           42,600             624
Ultratech, Inc. (AE)(N)                                39,500             547
Varian Semiconductor Equipment Associates, Inc.
   (AE)(N)                                             39,700           2,634
Verigy, Ltd. (AE)                                      78,266           1,978
WW Grainger, Inc.                                       5,900             492
                                                                 ------------
                                                                       43,519
                                                                 ------------

Technology - 17.0%
3Com Corp. (AE)                                        12,500              50
ActivIdentity Corp. (AE)                                2,500              12
Acxiom Corp.                                           15,113             342
Agilysys, Inc.                                         10,000             210
Alliance Semiconductor Corp. (AE)                      37,700             169
Amdocs, Ltd. (AE)                                      26,400             970
American Reprographics Co. (AE)                        54,863           1,821
American Software, Inc. Class A                         5,242              46
AMIS Holdings, Inc. (AE)                               30,172             350
Amkor Technology, Inc. (AE)                            53,286             746

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Amphenol Corp. Class A                                 92,952           3,264
Anixter International, Inc. (AE)                        9,800             702
Ansoft Corp. (AE)                                      14,893             481
Ansys, Inc. (AE)                                       75,325           3,857
Applied Micro Circuits Corp. (AE)(N)                  282,900             795
Ariba, Inc. (AE)(N)                                    52,700             465
ARM Holdings PLC - ADR                                 63,500             507
Arrow Electronics, Inc. (AE)                           57,800           2,284
ASE Test, Ltd. (AE)                                    35,495             455
AsiaInfo Holdings, Inc. (AE)(N)                        23,143             178
Aspen Technology, Inc. (AE)                            40,300             547
Avanex Corp. (AE)(N)                                   80,800             142
Avaya, Inc. (AE)                                        5,500              71
Avnet, Inc. (AE)                                       33,900           1,387
AVX Corp.                                              10,400             173
BearingPoint, Inc. (AE)                                67,200             493
Benchmark Electronics, Inc. (AE)                       25,755             546
Blackbaud, Inc. (N)                                    15,716             347
Blackboard, Inc. (AE)                                  53,300           1,829
Brocade Communications Systems, Inc. (AE)(N)          264,258           2,582
Captaris, Inc. (AE)                                    36,911             223
Cbeyond, Inc. (AE)(N)                                  25,700             894
Ciena Corp. (AE)                                       26,200             764
Citrix Systems, Inc. (AE)(N)                           21,700             707
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 6,000             536
CommScope, Inc. (AE)                                   37,470           1,748
COMSYS IT Partners, Inc. (AE)                          10,331             235
Comverse Technology, Inc. (AE)(N)                      34,200             776
Cray, Inc. (AE)(N)                                     11,722             146
CSG Systems International, Inc. (AE)(N)                29,528             791
Cubic Corp.                                            14,800             298
Daktronics, Inc. (N)                                   26,400             601
DealerTrack Holdings, Inc. (AE)                        83,300           2,749
Digimarc Corp. (AE)                                     7,407              72
Digital River, Inc. (AE)(N)                            24,700           1,446
EMS Technologies, Inc. (AE)                             7,393             139
EPIQ Systems, Inc. (AE)                                 2,796              66
Equinix, Inc. (AE)(N)                                  43,400           3,623
Excel Technology, Inc. (AE)                             3,800             100
Extreme Networks (AE)(N)                               77,801             318
Flir Systems, Inc. (AE)(N)                             35,600           1,441
Foundry Networks, Inc. (AE)                            30,000             454
Gartner, Inc. (AE)(N)                                 127,100           3,207
Gateway, Inc. (AE)(N)                                 193,700             424
Genesis Microchip, Inc. (AE)(N)                        22,241             191
Gerber Scientific, Inc. (AE)(N)                         6,100              61

 18  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ikanos Communications, Inc. (AE)                       30,000             232
Ingram Micro, Inc. Class A (AE)                        54,700           1,073
Integrated Device Technology, Inc. (AE)                48,400             725
Integrated Silicon Solutions, Inc. (AE)(N)              6,862              39
International Rectifier Corp. (AE)(N)                  16,000             565
Interwoven, Inc. (AE)                                  80,459           1,229
Ixia (AE)                                               1,000               9
IXYS Corp. (AE)                                         4,500              41
JDS Uniphase Corp. (AE)(N)                             45,950             757
Keynote Systems, Inc. (AE)                             30,500             415
Komag, Inc. (AE)(N)                                    21,500             591
Leadis Technology, Inc. (AE)(N)                         2,600               9
Lions Gate Entertainment Corp. (AE)                    55,900             639
Magma Design Automation, Inc. (AE)(N)                  16,212             223
Manhattan Associates, Inc. (AE)                        16,662             482
McAfee, Inc. (AE)                                      10,000             325
Mentor Graphics Corp. (AE)(N)                          88,083           1,425
Mercury Computer Systems, Inc. (AE)(N)                 14,600             198
Merix Corp. (AE)(N)                                    15,172             113
Methode Electronics, Inc.                              25,017             377
Microchip Technology, Inc.                             53,925           2,175
Micros Systems, Inc. (AE)                              34,227           1,876
MicroStrategy, Inc. Class A (AE)(N)                     3,642             414
Ness Technologies, Inc. (AE)                           10,000             133
Newport Corp. (AE)(N)                                   7,600             119
Novell, Inc. (AE)                                      92,400             675
Nuance Communications, Inc. (AE)(N)                   124,300           1,915
Orckit Communications, Ltd. (AE)(N)                    24,400             256
Parametric Technology Corp. (AE)                       84,591           1,503
Pegasystems, Inc. (N)                                   5,502              52
Perot Systems Corp. Class A (AE)                       19,446             348
PMC - Sierra, Inc. (AE)(N)                            134,000           1,036
QLogic Corp. (AE)                                      43,100             771
Quantum Corp. (AE)(N)                                 157,800             434
Rackable Systems, Inc. (AE)(N)                         22,800             268
RADVision, Ltd. (AE)                                   40,200             889
RADWARE, Ltd. (AE)(N)                                  15,900             206
RealNetworks, Inc. (AE)(N)                             66,500             502
Riverbed Technology, Inc. (AE)(N)                      19,300             616
Salesforce.com, Inc. (AE)(N)                           15,700             659
Sanmina-SCI Corp. (AE)                                 11,200              39
Seachange International, Inc. (AE)                     51,400             442
Seagate Technology (N)                                 49,085           1,087
Sigma Designs, Inc. (AE)(N)                            49,000           1,148
Silicon Storage Technology, Inc. (AE)                 157,373             648
Skyworks Solutions, Inc. (AE)(N)                      152,700           1,052
Smith Micro Software, Inc. (AE)(N)                     42,300             672
Solectron Corp. (AE)                                  159,400             534
SonicWALL, Inc. (AE)                                   47,500             388
Standard Microsystems Corp. (AE)                       14,400             462

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sunpower Corp. Class A (AE)(N)                         19,200           1,165
Sybase, Inc. (AE)                                      20,996             508
Sycamore Networks, Inc. (AE)                           98,200             360
Syniverse Holdings, Inc. (AE)(N)                        7,900              81
SYNNEX Corp. (AE)                                      14,800             289
Synopsys, Inc. (AE)                                    90,300           2,498
Tekelec (AE)(N)                                        80,500           1,154
Tellabs, Inc. (AE)                                      8,000              85
Tessera Technologies, Inc. (AE)                        79,692           3,410
TIBCO Software, Inc. (AE)                             123,000           1,122
Transaction Systems Architects, Inc. (AE)              31,200             990
Trident Microsystems, Inc. (AE)                         9,500             202
TriQuint Semiconductor, Inc. (AE)(N)                  135,200             699
Trizetto Group, Inc. (The) (AE)(N)                     46,500             906
TTM Technologies, Inc. (AE)(N)                         60,033             551
Tyler Technologies, Inc. (AE)(N)                       13,989             167
Ultimate Software Group, Inc. (AE)(N)                  61,200           1,689
Unisys Corp. (AE)                                      98,900             775
Utstarcom, Inc. (AE)(N)                                64,700             462
Varian, Inc. (AE)                                      10,800             626
VeriFone Holdings, Inc. (AE)(N)                        67,000           2,364
Verint Systems, Inc. (AE)                              52,979           1,523
Vignette Corp. (AE)(N)                                 24,552             455
Vocus, Inc. (AE)(N)                                    58,100           1,307
Wavecom SA - ADR (AE)(N)                               18,000             501
Westell Technologies, Inc. Class A (AE)                20,000              53
Western Digital Corp. (AE)                             46,000             813
Zebra Technologies Corp. Class A (AE)                  32,806           1,305
Zoran Corp. (AE)                                       38,300             761
                                                                 ------------
                                                                      105,438
                                                                 ------------

Utilities - 3.9%
AGL Resources, Inc.                                    18,400             801
Allete, Inc.                                            6,600             319
Alliant Energy Corp.                                   45,200           1,980
Atmos Energy Corp.                                     39,410           1,250
Black Hills Corp.                                      12,862             512
Centerpoint Energy, Inc. (N)                          114,700           2,160
Cincinnati Bell, Inc. (AE)                             78,559             398
CMS Energy Corp. (N)                                   37,400             693
CT Communications, Inc. (N)                            12,546             306
El Paso Electric Co. (AE)                               6,221             164
Integrys Energy Group, Inc. (N)                         8,700             488
Leap Wireless International, Inc. Class W (AE)         23,700           1,809
MDU Resources Group, Inc.                              29,100             882

                                                              Equity II Fund  19

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
NII Holdings, Inc. (AE)                                20,033           1,537
Northeast Utilities                                    47,300           1,522
NTELOS Holdings Corp.                                   2,100              42
OGE Energy Corp.                                       19,500             750
Pepco Holdings, Inc.                                   50,200           1,482
Pinnacle West Capital Corp.                             6,200             299
PNM Resources, Inc.                                    13,200             430
Puget Energy, Inc.                                      4,400             114
RCN Corp. (AE)(N)                                       6,004             162
Rural Cellular Corp. Class A (AE)                       4,729             117
Sierra Pacific Resources (AE)                          58,100           1,061
Southern Union Co.                                     24,000             731
Southwest Gas Corp.                                     8,305             315
Suburban Propane Partners, LP                           5,700             279
TECO Energy, Inc.                                      61,400           1,102
UGI Corp.                                              56,000           1,588
USA Mobility, Inc. (N)                                  4,993             107
Westar Energy, Inc. (N)                                20,376             555
                                                                 ------------
                                                                       23,955
                                                                 ------------

TOTAL COMMON STOCKS
(cost $512,589)                                                       600,560
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc.
   2050 Warrants (AE)                                  87,100              29
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $13)                                                                 29
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.2%
Russell Investment Company
   Money Market Fund                               24,907,001          24,907
United States Treasury Bills (c)(z)(sec.)
   5.041% due 06/14/07                                  1,400           1,392
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $26,299)                                                         26,299
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 29.3%
Russell Investment Company
   Money Market Fund (X)                           35,021,088          35,021
State Street Securities Lending
   Quality Trust (X)                              147,179,197         147,179
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $182,200)                                                       182,200
                                                                 ------------

TOTAL INVESTMENTS - 130.2%
(identified cost $721,101)                                            809,088

OTHER ASSETS AND LIABILITIES,
NET - (30.2%)                                                        (187,430)
                                                                 ------------

NET ASSETS - 100.0%                                                   621,658
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 20  Equity II Fund

RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 06/07 (255)                             20,882                 90
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                         90
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       3.6
Consumer Discretionary                                       18.7
Consumer Staples                                              2.1
Financial Services                                           16.2
Health Care                                                  10.6
Materials and Processing                                     10.6
Miscellaneous                                                 1.5
Other Energy                                                  5.5
Producer Durables                                             7.0
Technology                                                   17.0
Utilities                                                     3.9
Warrants & Rights                                              --*
Short-Term Investments                                        4.2
Other Securities                                             29.3
                                                  ---------------
Total Investments                                           130.2
Other Assets and Liabilities, Net                           (30.2)
                                                  ---------------

                                                            100.0
                                                  ===============

Futures Contracts                                             0.1

* Less than .05% of net assets.

  See accompanying notes which are an integral part of the financial statements.

                                                              Equity II Fund  21

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,076.70      $     1,019.79
Expenses Paid During
Period*                       $         5.20      $         5.06

* Expenses are equal to the Fund's annualized expense ratio of 1.01% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,078.10      $     1,021.03
Expenses Paid During
Period*                       $         3.92      $         3.81

* Expenses are equal to the Fund's annualized expense ratio of 0.76% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,078.30      $     1,021.27
Expenses Paid During
Period*                       $         3.66      $         3.56

* Expenses are equal to the Fund's annualized expense ratio of 0.71% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 22  Equity Q Fund

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 108.8%
Auto and Transportation - 3.3%
Alaska Air Group, Inc. (AE)                             4,800             142
AMR Corp. (AE)                                         15,700             410
ArvinMeritor, Inc.                                      1,000              21
Burlington Northern Santa Fe
   Corp. (U)                                           22,800           1,996
Continental Airlines, Inc. Class B (AE)(N)             42,300           1,546
CSX Corp.                                             265,267          11,452
FedEx Corp. (U)                                        32,000           3,374
Ford Motor Co. (AE)                                   200,600           1,613
General Motors Corp.                                   74,000           2,311
Goodyear Tire & Rubber Co. (The) (AE)                  22,100             735
Harley-Davidson, Inc.                                  65,200           4,128
JB Hunt Transport Services, Inc.                        9,900             268
Norfolk Southern Corp.                                 44,200           2,353
Overseas Shipholding Group, Inc.                       29,301           2,074
Paccar, Inc.                                          233,050          19,572
TRW Automotive Holdings Corp. (AE)                      9,600             356
UAL Corp. (AE)                                          8,600             287
Union Pacific Corp. (U)                                48,500           5,541
US Airways Group, Inc. (AE)                             4,900             181
YRC Worldwide, Inc. (AE)                                1,700              68
                                                                 ------------
                                                                       58,428
                                                                 ------------

Consumer Discretionary - 16.0%
Abercrombie & Fitch Co. Class A                         6,800             555
ABM Industries, Inc.                                    3,000              84
Accenture, Ltd. Class A                                98,700           3,859
Aeropostale, Inc. (AE)                                 23,900             984
Alberto-Culver Co. Class B                             60,000           1,457
Allied Waste Industries, Inc. (AE)                     88,900           1,189
American Eagle Outfitters, Inc.                       211,250           6,226
American Greetings Corp. Class A                       62,200           1,583
AnnTaylor Stores Corp. (AE)                            38,100           1,466
AutoNation, Inc. (AE)                                 196,099           4,008
Avis Budget Group, Inc. (AE)                           23,800             670
Avon Products, Inc.                                    61,900           2,464
Barnes & Noble, Inc.                                   15,300             605
Best Buy Co., Inc. (U)                                 30,700           1,432
Big Lots, Inc. (AE)                                    58,300           1,877
BJ's Wholesale Club, Inc. (AE)                          8,400             290
Brinker International, Inc.                            66,000           2,053
Burger King Holdings, Inc.                             10,600             249
Carnival Corp.                                          8,400             411
CBS Corp. Class B                                     221,750           7,045
CEC Entertainment, Inc. (AE)                            6,800             283
ChoicePoint, Inc. (AE)                                  5,200             197
Circuit City Stores, Inc.                              27,300             476
Coach, Inc. (AE)                                       82,700           4,038
Convergys Corp. (AE)                                   24,200             611

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Darden Restaurants, Inc.                              115,600           4,795
Dillard's, Inc. Class A                                79,700           2,760
DIRECTV Group, Inc. (The) (AE)(U)                     387,000           9,226
Dolby Laboratories, Inc. Class A (AE)                   3,500             124
Dollar Tree Stores, Inc. (AE)                          21,200             834
DreamWorks Animation SKG, Inc. Class A (AE)             9,500             278
eBay, Inc. (AE)(U)                                    146,300           4,965
EchoStar Communications Corp. Class A (AE)             79,800           3,713
Estee Lauder Cos., Inc. (The) Class A                  59,800           3,075
Expedia, Inc. (AE)                                     42,700           1,009
Family Dollar Stores, Inc.                             57,500           1,831
Federated Department Stores, Inc.                      96,400           4,234
Foot Locker, Inc.                                      56,600           1,347
Gannett Co., Inc.                                      45,500           2,596
Gemstar-TV Guide International, Inc. (AE)               1,386               6
Google, Inc. Class A (AE)(U)                           14,140           6,665
Guess?, Inc.                                           12,200             481
Hanesbrands, Inc. (AE)                                 10,300             274
Hasbro, Inc.                                           36,800           1,163
InterActiveCorp (AE)(N)                               156,250           5,956
ITT Educational Services, Inc. (AE)                    10,520           1,023
Jack in the Box, Inc. (AE)                              4,700             313
Jarden Corp. (AE)                                      16,000             674
JC Penney Co., Inc.                                    65,900           5,212
Jones Apparel Group, Inc.                              16,600             554
Kimberly-Clark Corp.                                   28,135           2,002
Kohl's Corp. (AE)                                     123,700           9,159
Limited Brands, Inc.                                   34,200             943
Liz Claiborne, Inc.                                    24,100           1,078
Lowe's Cos., Inc.                                      57,500           1,757
Manpower, Inc.                                        103,111           8,275
Marriott International, Inc. Class A                  338,350          15,297
Mattel, Inc.                                          232,500           6,580
McDonald's Corp. (U)                                  428,449          20,686
McGraw-Hill Cos., Inc. (The)                          104,500           6,848
Men's Wearhouse, Inc. (The)                            17,100             740
MPS Group, Inc. (AE)                                    9,300             127
News Corp.
   Class A                                            421,000           9,426
   Class B                                              3,100              74
Nike, Inc. Class B                                     45,400           2,445
Nordstrom, Inc.                                        69,900           3,839
Office Depot, Inc. (AE)                                68,800           2,313
OfficeMax, Inc.                                        13,300             655
Payless Shoesource, Inc. (AE)                          17,800             568

                                                               Equity Q Fund  23

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Phillips-Van Heusen Corp.                               6,000             335
Polo Ralph Lauren Corp. Class A                        37,000           3,408
RadioShack Corp.                                       28,100             817
Rent-A-Center, Inc. (AE)                               11,600             323
Ross Stores, Inc.                                       2,400              80
Saks, Inc.                                              3,700              77
Scholastic Corp. (AE)                                   8,000             247
Sears Holdings Corp. (AE)                               4,900             935
Staples, Inc.                                          88,150           2,186
Target Corp.                                           40,000           2,375
Timberland Co. Class A (AE)                             3,700              96
Time Warner, Inc. (U)                               1,149,900          23,722
TJX Cos., Inc.                                        504,400          14,068
United Stationers, Inc. (AE)                            2,700             161
VeriSign, Inc. (AE)                                    30,700             840
Viacom, Inc. Class A (AE)(U)                            7,900             326
Wal-Mart Stores, Inc. (U)                             138,500           6,637
Walt Disney Co. (The)                                 324,900          11,365
Warnaco Group, Inc. (The) (AE)                         10,900             308
Waste Management, Inc.                                118,900           4,448
WESCO International, Inc. (AE)                          7,300             461
Whirlpool Corp.                                        19,700           2,089
Wolverine World Wide, Inc.                                400              11
Wynn Resorts, Ltd. (N)                                 17,800           1,819
Yahoo!, Inc. (AE)                                       7,000             196
Yum! Brands, Inc.                                      71,800           4,442
                                                                 ------------
                                                                      281,804
                                                                 ------------

Consumer Staples - 7.4%
Altria Group, Inc.                                     12,380             853
Coca-Cola Co. (The)                                   209,900          10,955
Colgate-Palmolive Co.                                  56,350           3,817
ConAgra Foods, Inc.                                   138,500           3,404
Constellation Brands, Inc. Class A (AE)                45,700           1,024
Del Monte Foods Co.                                     3,700              43
General Mills, Inc.                                   306,300          18,347
Hormel Foods Corp.                                      7,100             270
JM Smucker Co. (The)                                    6,700             374
Kraft Foods, Inc. Class A (U)                          37,700           1,262
Kroger Co. (The)                                      784,835          23,161
Loews Corp. - Carolina Group (U)                       26,500           2,028
McCormick & Co., Inc.                                  45,100           1,674
Molson Coors Brewing Co. Class B                       22,380           2,110
Pepsi Bottling Group, Inc.                             28,100             922
PepsiCo, Inc.                                         183,500          12,128
Procter & Gamble Co. (U)                              209,550          13,476
Reynolds American, Inc. (N)                            26,700           1,716
Safeway, Inc.                                         223,700           8,120
SUPERVALU, Inc.                                        69,400           3,186
SYSCO Corp.                                           153,000           5,009
Tyson Foods, Inc. Class A                             192,800           4,041
UST, Inc.                                              67,050           3,800

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Walgreen Co.                                          190,000           8,341
                                                                 ------------
                                                                      130,061
                                                                 ------------

Financial Services - 23.5%
Aflac, Inc.                                             7,500             385
Alliance Data Systems Corp. (AE)                       24,900           1,585
Allstate Corp. (The) (U)                              156,100           9,728
AMBAC Financial Group, Inc.                            33,200           3,048
American International Group,
   Inc. (U)                                            99,100           6,928
AmeriCredit Corp. (AE)(N)                              63,400           1,600
Ameriprise Financial, Inc.                            100,870           5,999
Automatic Data Processing, Inc. (U)                    95,200           4,261
Axis Capital Holdings, Ltd.                             4,200             156
Bank of America Corp. (U)                             728,155          37,063
Bear Stearns Cos., Inc. (The)                          20,000           3,114
BlackRock, Inc. Class A                                 3,660             548
Boston Properties, Inc. (o)                            29,900           3,515
Camden Property Trust (o)                              12,700             884
CapitalSource, Inc. (o)                                45,600           1,175
CB Richard Ellis Group, Inc. Class A (AE)              20,700             701
Chubb Corp.                                           106,000           5,706
Cigna Corp.                                            42,220           6,569
Cincinnati Financial Corp.                             30,932           1,399
CIT Group, Inc.                                        74,000           4,414
Citigroup, Inc. (U)                                   466,002          24,987
Comerica, Inc.                                         49,400           3,058
Countrywide Financial Corp.                           201,650           7,477
DiamondRock Hospitality Co. (o)                         7,000             128
Duke Realty Corp. (o)                                  14,300             616
Dun & Bradstreet Corp.                                  6,900             623
E*Trade Financial Corp. (AE)                           21,000             464
First American Corp.                                   18,700             963
First Marblehead Corp. (The) (N)                      118,450           4,294
Fiserv, Inc. (AE)                                     125,100           6,651
Franklin Resources, Inc.                               36,470           4,789
Genworth Financial, Inc. Class A                       79,600           2,905
Global Payments, Inc.                                  38,300           1,455
Goldman Sachs Group, Inc. (The) (U)                   124,000          27,108
Hartford Financial Services Group, Inc. (U)            21,400           2,166
HCC Insurance Holdings, Inc. (N)                       60,500           1,855
Health Care Property Investors, Inc. (o)               28,700           1,016
Hospitality Properties Trust (o)                      105,000           4,781
Host Hotels & Resorts, Inc. (o)                       122,300           3,136
HRPT Properties Trust (o)                              76,600             938
Hudson City Bancorp, Inc.                              52,000             693

 24  Equity Q Fund

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
IndyMac Bancorp, Inc. (N)                              15,400             466
Investment Technology Group, Inc. (AE)                 15,300             579
iStar Financial, Inc. (o)                               3,850             184
JPMorgan Chase & Co. (U)                              591,650          30,825
KeyCorp                                                40,300           1,438
Kimco Realty Corp. (o)                                 17,300             832
Lehman Brothers Holdings, Inc. (U)                    241,900          18,210
Liberty Property Trust (o)                              1,400              68
Loews Corp.                                           127,500           6,033
MBIA, Inc.                                             52,400           3,645
Mellon Financial Corp.                                 14,000             601
Merrill Lynch & Co., Inc.                             250,960          22,644
MetLife, Inc. (U)                                      54,800           3,600
Moody's Corp.                                          53,600           3,544
Morgan Stanley (U)                                    298,820          25,104
National City Corp. (N)                               149,300           5,457
National Retail Properties, Inc. (o)                    4,200             101
Nationwide Financial Services, Inc.                    16,000             914
Nelnet, Inc. Class A                                    3,800             102
Northern Trust Corp.                                   28,000           1,763
Odyssey Re Holdings Corp.                               8,000             335
Old Republic International Corp.                       34,525             734
Philadelphia Consolidated Holding Co. (AE)              7,400             321
PMI Group, Inc. (The)                                  49,300           2,390
PNC Financial Services Group, Inc. (U)                 46,300           3,431
Principal Financial Group, Inc.                        65,700           4,171
Progressive Corp. (The)                               168,200           3,880
ProLogis (o)                                            2,400             155
Prudential Financial, Inc. (U)                         22,200           2,109
Radian Group, Inc.                                      1,599              93
Raymond James Financial, Inc.                          26,800             822
Redwood Trust, Inc. (o)                                 1,400              70
Regions Financial Corp.                               193,090           6,775
Ryder System, Inc.                                     23,050           1,213
Safeco Corp. (N)                                       72,650           4,849
Simon Property Group, Inc. (o)                         10,330           1,191
State Street Corp. (U)                                 25,000           1,722
SunTrust Banks, Inc.                                   29,600           2,499
Synovus Financial Corp.                                21,000             663
TCF Financial Corp.                                    15,800             428
Travelers Cos., Inc. (The) (U)                        160,300           8,672
US Bancorp                                            210,400           7,227
Ventas, Inc. (o)                                       17,600             742
Wachovia Corp. (U)                                     58,700           3,260
Washington Mutual, Inc.                               160,400           6,734
Weingarten Realty Investors (o)                         2,800             134
Wells Fargo & Co. (U)                                 574,400          20,615
Western Union Co. (The)                                45,800             964
Wilmington Trust Corp.                                  6,100             247

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WR Berkley Corp.                                       84,500           2,745
Zenith National Insurance Corp.                         8,000             370
                                                                 ------------
                                                                      414,552
                                                                 ------------

Health Care - 13.3%
Abbott Laboratories (U)                                94,900           5,373
Aetna, Inc. (U)                                       166,200           7,791
Alcon, Inc.                                             4,684             632
AMERIGROUP Corp. (AE)                                   6,400             180
AmerisourceBergen Corp. Class A                       354,600          17,726
Amgen, Inc. (AE)(U)                                   279,600          17,934
Apria Healthcare Group, Inc. (AE)                      23,800             755
Beckman Coulter, Inc.                                  14,400             904
Becton Dickinson & Co.                                 31,400           2,471
Biogen Idec, Inc. (AE)                                 59,300           2,800
Boston Scientific Corp. (AE)(U)                       115,500           1,783
Cardinal Health, Inc. (U)                             114,100           7,981
Celgene Corp. (AE)                                     58,450           3,575
CR Bard, Inc.                                          11,880             988
CVS Corp.                                              20,155             730
Dade Behring Holdings, Inc.                            20,800           1,022
Dentsply International, Inc.                           28,000             935
Edwards Lifesciences Corp. (AE)                         2,500             123
Eli Lilly & Co.                                        33,900           2,005
Emdeon Corp. (AE)(N)                                   68,400           1,104
Express Scripts, Inc. Class A (AE)                     16,600           1,586
Forest Laboratories, Inc. (AE)                        126,600           6,736
Genzyme Corp. (AE)                                      4,700             307
Gilead Sciences, Inc. (AE)                            114,300           9,341
Health Management Associates, Inc. Class A             26,000             278
Health Net, Inc. (AE)                                  50,100           2,708
Healthspring, Inc. (AE)                                 9,700             228
Humana, Inc. (AE)                                      71,000           4,490
Idexx Laboratories, Inc. (AE)                           5,700             514
IMS Health, Inc.                                       36,500           1,071
Johnson & Johnson (U)                                 460,600          29,580
King Pharmaceuticals, Inc. (AE)                        47,600             973
Laboratory Corp. of America Holdings (AE)              13,200           1,042
LifePoint Hospitals, Inc. (AE)                         13,800             504
McKesson Corp.                                         91,700           5,395
Medco Health Solutions, Inc. (AE)                      85,300           6,655
Medtronic, Inc.                                        47,600           2,519
Merck & Co., Inc. (U)                                 230,350          11,849
Millennium Pharmaceuticals, Inc. (AE)(N)              152,600           1,691
Mylan Laboratories, Inc.                               64,100           1,406
Pfizer, Inc. (U)                                    1,509,300          39,936
Quest Diagnostics, Inc.                               103,700           5,070
Schering-Plough Corp. (U)                             243,200           7,717

                                                               Equity Q Fund  25

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Stryker Corp. (U)                                      11,800             766
UnitedHealth Group, Inc.                               36,500           1,937
Watson Pharmaceuticals, Inc. (AE)                      21,800             595
WellCare Health Plans, Inc. (AE)                       12,600           1,015
WellPoint, Inc. (AE)(U)                               114,400           9,034
Wyeth (U)                                               6,500             361
Zimmer Holdings, Inc. (AE)(U)                          21,580           1,953
                                                                 ------------
                                                                      234,069
                                                                 ------------

Integrated Oils - 6.7%
Chevron Corp. (U)                                     261,700          20,358
ConocoPhillips (U)                                    185,274          12,849
Exxon Mobil Corp. (U)                                 847,032          67,237
Marathon Oil Corp.                                    163,370          16,590
                                                                 ------------
                                                                      117,034
                                                                 ------------

Materials and Processing - 5.0%
Acuity Brands, Inc.                                     6,900             408
Albemarle Corp.                                        27,800           1,180
Alcoa, Inc.                                           163,800           5,813
American Standard Cos., Inc.                           51,300           2,825
Archer-Daniels-Midland Co. (U)                         69,500           2,690
Ashland, Inc.                                          54,100           3,243
Avery Dennison Corp.                                   28,100           1,748
Bemis Co., Inc.                                        21,600             718
Cabot Corp.                                             8,800             399
Celanese Corp. Class A                                 34,500           1,144
Crown Holdings, Inc. (AE)                              21,800             527
Cytec Industries, Inc.                                  4,300             236
Domtar Corp. (AE)                                      30,300             295
Dow Chemical Co. (The) (U)                            153,700           6,857
Eastman Chemical Co.                                   18,800           1,273
EI Du Pont de Nemours & Co. (U)                        90,600           4,455
Energizer Holdings, Inc. (AE)                          41,000           3,984
Fluor Corp.                                            17,300           1,654
FMC Corp.                                               6,700             515
Freeport-McMoRan Copper & Gold, Inc. Class B           81,500           5,474
Greif, Inc. Class A                                     7,000             389
Hercules, Inc. (AE)                                    29,200             550
Huntsman Corp.                                         13,800             270
International Paper Co.                                43,300           1,633
Jacobs Engineering Group, Inc. (AE)                    32,600           1,644
Lyondell Chemical Co.                                  57,800           1,799
Masco Corp.                                             8,100             220
Monsanto Co.                                            1,400              83
Newmont Mining Corp.                                    2,400             100
Nucor Corp.                                           119,252           7,568
Olin Corp.                                              2,000              34
Packaging Corp. of America                             20,200             500
Pactiv Corp. (AE)                                      62,200           2,151
PPG Industries, Inc.                                   30,400           2,237
Quanex Corp.                                            7,800             336

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rock-Tenn Co. Class A                                   5,500             210
Rohm & Haas Co.                                       122,500           6,268
RPM International, Inc.                                13,000             277
Sherwin-Williams Co. (The)                             61,400           3,915
Smurfit-Stone Container Corp. (AE)                     43,800             528
Sonoco Products Co.                                    10,900             465
Southern Copper Corp.                                  46,900           3,766
Steel Dynamics, Inc. (N)                               84,300           3,735
Timken Co.                                             17,300             571
United States Steel Corp.                               4,700             477
URS Corp. (AE)                                         11,900             520
Vulcan Materials Co.                                   19,100           2,362
Weyerhaeuser Co.                                        2,880             228
                                                                 ------------
                                                                       88,274
                                                                 ------------

Miscellaneous - 2.9%
Brunswick Corp.                                        33,900           1,111
Eaton Corp.                                            50,600           4,514
General Electric Co. (U)                              670,640          24,720
Honeywell International, Inc.                          91,800           4,974
ITT Corp.                                              32,400           2,067
Johnson Controls, Inc.                                 36,200           3,704
SPX Corp.                                              30,800           2,183
Textron, Inc.                                          33,000           3,355
Trinity Industries, Inc.                               20,100             933
Tyco International, Ltd.                              117,300           3,827
                                                                 ------------
                                                                       51,388
                                                                 ------------

Other Energy - 4.1%
Alon USA Energy, Inc.                                  12,100             452
Apache Corp.                                           59,400           4,306
BJ Services Co.                                        80,200           2,298
Cameron International Corp. (AE)                       21,200           1,369
Chesapeake Energy Corp. (N)                            76,200           2,572
Complete Production Services, Inc. (AE)                 7,700             185
Devon Energy Corp.                                    122,050           8,894
Dynegy, Inc. Class A (AE)                               5,054              48
Frontier Oil Corp.                                     38,600           1,364
Global Industries, Ltd. (AE)                           39,600             822
Grey Wolf, Inc. (AE)                                   21,500             154
Helix Energy Solutions Group, Inc. (AE)                21,200             811
Helmerich & Payne, Inc.                                 9,900             320
Holly Corp.                                            27,100           1,724
Newfield Exploration Co. (AE)                          56,900           2,489
NRG Energy, Inc. (AE)(N)                               15,300           1,208

 26  Equity Q Fund

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Oceaneering International, Inc. (AE)                   30,100           1,431
Oil States International, Inc. (AE)                    19,900             675
Plains Exploration & Production Co. (AE)               12,400             583
Rowan Cos., Inc.                                       19,500             714
SEACOR Holdings, Inc. (AE)                             21,650           2,063
St. Mary Land & Exploration Co.                        14,600             535
Sunoco, Inc.                                           87,200           6,586
Superior Energy Services, Inc. (AE)                    29,000           1,054
Tesoro Corp.                                           79,620           9,650
Todco Class A (AE)                                      1,200              54
Valero Energy Corp. (U)                               108,000           7,585
Western Refining, Inc.                                    600              24
XTO Energy, Inc.                                      215,600          11,701
                                                                 ------------
                                                                       71,671
                                                                 ------------

Producer Durables - 7.1%
AGCO Corp. (AE)                                        80,500           3,359
Applied Materials, Inc. (U)                           343,400           6,600
Boeing Co. (U)                                        116,870          10,869
Caterpillar, Inc.                                     128,800           9,353
Crane Co.                                               6,700             285
Danaher Corp.                                          36,000           2,563
Deere & Co.                                            18,450           2,018
Emerson Electric Co.                                   36,600           1,720
Gardner Denver, Inc. (AE)                              16,600             628
Genlyte Group, Inc. (AE)                                5,400             421
Goodrich Corp.                                         17,700           1,006
KB Home                                                 4,800             212
Lam Research Corp. (AE)                                84,900           4,566
Lexmark International, Inc. Class A (AE)(N)            74,400           4,055
Lockheed Martin Corp. (U)                             254,900          24,506
Manitowoc Co., Inc. (The)                              27,200           1,856
Mettler Toledo International, Inc. (AE)                 8,900             869
Molex, Inc.                                            50,000           1,494
Northrop Grumman Corp.                                256,051          18,856
Novellus Systems, Inc. (AE)(N)                         59,100           1,913
NVR, Inc. (AE)                                          1,500           1,236
Parker Hannifin Corp.                                  55,300           5,095
Polycom, Inc. (AE)                                     76,200           2,537
Standard-Pacific Corp.                                 34,700             724
Steelcase, Inc. Class A                                16,200             316
Teradyne, Inc. (AE)                                    44,200             771
Terex Corp. (AE)                                        9,600             747
Thomas & Betts Corp. (AE)                              11,400             621
United Technologies Corp.                             102,200           6,861
Waters Corp. (AE)                                      35,350           2,101
Xerox Corp. (AE)                                      382,800           7,082
                                                                 ------------
                                                                      125,240
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Technology - 12.7%
3Com Corp. (AE)                                        54,000             218
Amphenol Corp. Class A                                 30,600           1,074
Analog Devices, Inc.                                   14,600             564
Anixter International, Inc. (AE)                       11,800             845
Apple, Inc. (AE)                                       60,800           6,068
Applera Corp. - Applied Biosystems Group               67,000           2,093
Applied Micro Circuits Corp. (AE)                      93,400             262
Arrow Electronics, Inc. (AE)                           25,400           1,004
Atmel Corp. (AE)                                      794,500           4,227
Avaya, Inc. (AE)                                       54,000             698
Avnet, Inc. (AE)                                       65,700           2,687
AVX Corp.                                              31,500             524
BEA Systems, Inc. (AE)                                124,600           1,469
BMC Software, Inc. (AE)                                59,000           1,910
Brocade Communications Systems, Inc. (AE)              10,000              98
Cadence Design Systems, Inc. (AE)                      50,000           1,110
Cisco Systems, Inc. (AE)                            1,197,800          32,029
Computer Sciences Corp. (AE)                          106,801           5,932
CSG Systems International, Inc. (AE)                    7,700             206
DRS Technologies, Inc.                                  7,000             352
Electronic Data Systems Corp.                          49,500           1,447
EMC Corp. (AE)                                        218,400           3,315
F5 Networks, Inc. (AE)                                 14,200           1,090
Harris Corp.                                            7,900             406
Hewlett-Packard Co. (U)                               667,000          28,107
Ingram Micro, Inc. Class A (AE)                        75,400           1,479
Integrated Device Technology, Inc. (AE)               100,100           1,500
Intel Corp.                                            11,900             256
International Business Machines
   Corp. (U)                                          208,050          21,265
International Rectifier Corp. (AE)                     10,500             370
Intuit, Inc. (AE)                                     172,599           4,910
Jabil Circuit, Inc.                                    50,800           1,184
Juniper Networks, Inc. (AE)                            98,700           2,207
McAfee, Inc. (AE)                                      33,700           1,095
MEMC Electronic Materials, Inc. (AE)                   38,100           2,091
Mentor Graphics Corp. (AE)                             42,600             689
Microsoft Corp. (U)                                 1,032,800          30,922
National Instruments Corp.                             16,400             457
National Semiconductor Corp.                           39,200           1,031
Network Appliance, Inc. (AE)                           31,200           1,161
Oracle Corp. (AE)                                     743,400          13,976
QLogic Corp. (AE)                                      40,200             719
Qualcomm, Inc.                                         36,700           1,607
Raytheon Co. (U)                                      231,200          12,378
RealNetworks, Inc. (AE)                                38,800             293
Sanmina-SCI Corp. (AE)                                  8,900              31

                                                               Equity Q Fund  27

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Seagate Technology, Inc. (AE)                          57,274              --
Solectron Corp. (AE)                                   83,400             279
Sun Microsystems, Inc. (AE)                           597,100           3,117
Symantec Corp. (AE)                                   174,300           3,068
Synopsys, Inc. (AE)                                   131,501           3,637
Tellabs, Inc. (AE)                                     76,800             816
Texas Instruments, Inc.                               259,900           8,933
Unisys Corp. (AE)                                      72,000             565
Utstarcom, Inc. (AE)                                   88,100             629
Western Digital Corp. (AE)                             94,300           1,667
Xilinx, Inc. (N)                                      131,100           3,865
                                                                 ------------
                                                                      223,932
                                                                 ------------

Utilities - 6.8%
AES Corp. (The) (AE)                                   51,000           1,122
AGL Resources, Inc. (N)                                 5,700             248
Allegheny Energy, Inc. (AE)                             3,700             198
Alltel Corp.                                           62,100           3,893
Ameren Corp.                                           73,900           3,885
AT&T, Inc. (U)                                        725,670          28,098
Atmos Energy Corp.                                      1,500              48
Cablevision Systems Corp. Class A (AE)                 51,500           1,688
CenturyTel, Inc.                                       78,700           3,624
Comcast Corp. Class A (AE)                            239,350           6,381
Constellation Energy Group, Inc.                       62,000           5,525
Duke Energy Corp.                                     331,600           6,804
Edison International                                  113,800           5,957
Embarq Corp.                                           28,200           1,693
Energy East Corp.                                      19,900             482
Entergy Corp.                                          15,800           1,788
FirstEnergy Corp.                                      72,150           4,938
KeySpan Corp.                                          43,100           1,785
Oneok, Inc.                                            65,650           3,178
PG&E Corp.                                            176,349           8,923
Qwest Communications International, Inc. (AE)(N)      264,500           2,349
Sprint Nextel Corp.                                   202,000           4,046
Telephone & Data Systems, Inc.                         11,900             678
TXU Corp.                                             208,199          13,654
UGI Corp.                                              10,100             286
Verizon Communications, Inc. (U)                      202,500           7,732
                                                                 ------------
                                                                      119,003
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,604,015)                                                   1,915,456
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.8%
Russell Investment Company
   Money Market Fund                               47,073,900          47,074
United States Treasury Bills (c)(z)(sec.)
   5.041% due 06/14/07                                  3,000           2,982
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $50,056)                                                         50,056
                                                                 ------------

OTHER SECURITIES - 1.3%
Russell Investment Company
   Money Market Fund (X)                            4,508,859           4,509
State Street Securities
   Lending Quality Trust (X)                       18,948,877          18,949
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $23,458)                                                         23,458
                                                                 ------------

TOTAL INVESTMENTS - 112.9%
(identified cost $1,677,529)                                        1,988,970

SECURITIES SOLD SHORT - (11.1%)
Auto and Transportation - (0.4%)
AAR Corp. (AE)                                         (5,900)           (180)
Ford Motor Co. (AE)                                  (361,700)         (2,908)
JetBlue Airways Corp. (AE)                            (37,800)           (375)
Oshkosh Truck Corp.                                   (26,700)         (1,494)
Southwest Airlines Co.                               (134,300)         (1,927)
Visteon Corp. (AE)                                    (25,700)           (234)
                                                                 ------------
                                                                       (7,118)
                                                                 ------------

Consumer Discretionary - (2.1%)
American Greetings Corp. Class A                      (15,200)           (387)
Bed Bath & Beyond, Inc. (AE)                          (50,400)         (2,053)
Big Lots, Inc. (AE)                                    (5,100)           (164)
CBS Corp. Class B                                     (61,000)         (1,938)
Chico's FAS, Inc. (AE)                                (34,200)           (902)
Coldwater Creek, Inc. (AE)                            (16,200)           (335)
Discovery Holding Co. Class A (AE)                   (104,700)         (2,277)
Electronic Arts, Inc. (AE)                            (68,800)         (3,468)
Fastenal Co.                                          (36,000)         (1,480)
Google, Inc. Class A (AE)                              (3,800)         (1,791)
Hearst-Argyle Television, Inc.                         (7,200)           (192)
Las Vegas Sands Corp. (AE)                            (42,700)         (3,638)
Limited Brands, Inc.                                 (132,400)         (3,650)
MGM Mirage (AE)                                       (22,300)         (1,500)
Regal Entertainment Group Class A                     (53,600)         (1,166)
Scientific Games Corp. (AE)                           (17,700)           (589)
Service Corp. International                           (59,800)           (727)
Starbucks Corp. (AE)                                 (115,500)         (3,583)
Tractor Supply Co. (AE)                                (3,100)           (160)

 28  Equity Q Fund

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Triarc Cos., Inc. Class A                             (14,500)           (236)
Under Armour, Inc. Class A (AE)                        (2,800)           (142)
Urban Outfitters, Inc. (AE)                            (9,200)           (237)
Walt Disney Co. (The)                                 (44,300)         (1,550)
Williams-Sonoma, Inc.                                 (23,400)           (824)
Wynn Resorts, Ltd.                                     (8,600)           (879)
XM Satellite Radio Holdings, Inc. Class A (AE)        (24,300)           (284)
Yahoo!, Inc. (AE)                                    (119,800)         (3,359)
                                                                 ------------
                                                                      (37,511)
                                                                 ------------

Consumer Staples - (0.7%)
Hansen Natural Corp. (AE)                             (14,000)           (535)
Hershey Co. (The)                                     (63,700)         (3,501)
Kraft Foods, Inc. Class A                            (119,800)         (4,010)
Reynolds American, Inc.                               (25,200)         (1,619)
Rite Aid Corp. (AE)                                   (18,600)           (114)
Tyson Foods, Inc. Class A                             (73,500)         (1,541)
                                                                 ------------
                                                                      (11,320)
                                                                 ------------
Financial Services - (1.4%)
Bank of America Corp.                                 (30,300)         (1,542)
Capitol Federal Financial                              (5,000)           (193)
Charles Schwab Corp. (The)                           (192,100)         (3,673)
Chicago Mercantile Exchange Holdings, Inc. Class
   A                                                   (3,300)         (1,705)
Cincinnati Financial Corp.                            (11,800)           (534)
GATX Corp.                                             (9,600)           (471)
LandAmerica Financial Group, Inc. Class A             (13,700)         (1,101)
M&T Bank Corp.                                        (32,100)         (3,574)
MBIA, Inc.                                            (78,700)         (5,474)
MetLife, Inc.                                         (43,400)         (2,851)
PMI Group, Inc. (The)                                 (24,100)         (1,168)
Sotheby's Holdings Class A                            (10,900)           (563)
TD Ameritrade Holding Corp. (AE)                      (45,000)           (767)
Unum Group                                             (1,000)            (25)
                                                                 ------------
                                                                      (23,641)
                                                                 ------------

Health Care - (1.4%)
Abbott Laboratories                                   (72,200)         (4,088)
Abraxis BioScience, Inc. (AE)                         (16,800)           (462)
Affymetrix, Inc. (AE)                                 (20,400)           (536)
Alexion Pharmaceuticals, Inc. (AE)                     (9,100)           (381)
Allscripts Healthcare Solutions, Inc. (AE)             (7,200)           (190)
Bausch & Lomb, Inc.                                   (10,700)           (629)
Baxter International, Inc.                            (27,900)         (1,580)
BioMarin Pharmaceuticals, Inc. (AE)                   (14,700)           (237)
Bristol-Myers Squibb Co.                             (139,700)         (4,032)
Brookdale Senior Living, Inc.                         (12,900)           (586)
Celgene Corp. (AE)                                    (29,000)         (1,774)
Cerner Corp. (AE)                                     (16,100)           (857)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chattem, Inc. (AE)                                     (4,900)           (280)
Cubist Pharmaceuticals, Inc. (AE)                      (8,800)           (189)
Healthways, Inc. (AE)                                  (2,600)           (110)
Hologic, Inc. (AE)                                     (1,800)           (104)
ImClone Systems, Inc. (AE)                            (14,100)           (591)
Intuitive Surgical, Inc. (AE)                          (5,400)           (700)
Inverness Medical Innovations, Inc. (AE)               (7,000)           (280)
Medarex, Inc. (AE)                                    (14,500)           (198)
Myriad Genetics, Inc. (AE)                             (9,600)           (351)
PDL BioPharma, Inc. (AE)                              (27,200)           (687)
Quest Diagnostics, Inc.                              (100,300)         (4,904)
Sunrise Senior Living, Inc. (AE)                       (4,900)           (188)
Techne Corp. (AE)                                      (3,600)           (212)
Tenet Healthcare Corp. (AE)                          (103,500)           (768)
United Therapeutics Corp. (AE)                         (7,600)           (425)
                                                                 ------------
                                                                      (25,339)
                                                                 ------------

Integrated Oils - 0.0%
Delta Petroleum Corp. (AE)                            (21,300)           (462)
                                                                 ------------

Materials and Processing - (0.9%)
EI Du Pont de Nemours & Co.                           (77,500)         (3,811)
Hexcel Corp. (AE)                                     (17,900)           (388)
Louisiana-Pacific Corp.                               (31,900)           (629)
Mosaic Co. (The) (AE)                                (154,300)         (4,552)
Quanta Services, Inc. (AE)                            (22,000)           (605)
Shaw Group, Inc. (The) (AE)                           (23,000)           (746)
UAP Holding Corp.                                     (16,200)           (448)
Weyerhaeuser Co.                                      (54,279)         (4,300)
Worthington Industries, Inc.                          (23,600)           (525)
                                                                 ------------
                                                                      (16,004)
                                                                 ------------

Miscellaneous - (0.5%)
Berkshire Hathaway, Inc. Class A (AE)                     (17)         (1,857)
Fortune Brands, Inc.                                  (43,600)         (3,492)
ITT Corp.                                             (56,200)         (3,586)
                                                                 ------------
                                                                       (8,935)
                                                                 ------------

Other Energy - (1.6%)
Arch Coal, Inc.                                       (32,000)         (1,154)
Baker Hughes, Inc.                                    (50,700)         (4,076)
Cabot Oil & Gas Corp.                                  (5,300)           (193)
Consol Energy, Inc.                                   (26,300)         (1,101)
Crosstex Energy, Inc.                                 (22,800)           (685)
Diamond Offshore Drilling, Inc.                       (40,500)         (3,467)
EOG Resources, Inc.                                   (46,500)         (3,415)

                                                               Equity Q Fund  29

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Equitable Resources, Inc.                             (39,000)         (2,028)
EXCO Resources, Inc. (AE)                             (37,300)           (626)
Halliburton Co.                                       (49,400)         (1,570)
Massey Energy Co.                                     (34,100)           (918)
Peabody Energy Corp.                                  (72,100)         (3,459)
PetroHawk Energy Corp. (AE)                           (19,900)           (288)
Pogo Producing Co.                                    (31,900)         (1,540)
Quicksilver Resources, Inc. (AE)                       (8,100)           (339)
Range Resources Corp.                                 (29,800)         (1,089)
Reliant Energy, Inc. (AE)                             (52,000)         (1,158)
Southwestern Energy Co. (AE)                          (28,500)         (1,197)
Whiting Petroleum Corp. (AE)                           (4,100)           (181)
                                                                 ------------
                                                                      (28,484)
                                                                 ------------

Producer Durables - (0.6%)
ACCO Brands Corp. (AE)                                (11,700)           (279)
Amazon.Com, Inc. (AE)                                 (49,800)         (3,054)
Briggs & Stratton Corp.                               (18,600)           (552)
Bucyrus International, Inc. Class A                    (6,700)           (420)
Danaher Corp.                                         (35,400)         (2,520)
ESCO Technologies, Inc. (AE)                           (7,100)           (324)
Interdigital Communications Corp. (AE)                 (4,600)           (151)
MDC Holdings, Inc.                                     (5,700)           (292)
Pitney Bowes, Inc.                                    (32,100)         (1,541)
SBA Communications Corp. Class A (AE)                 (12,000)           (353)
                                                                 ------------
                                                                       (9,486)
                                                                 ------------

Technology - (0.9%)
Advanced Micro Devices, Inc. (AE)                      (3,300)            (46)
Autodesk, Inc. (AE)                                   (25,200)         (1,040)
Broadcom Corp. Class A (AE)                           (47,400)         (1,543)
Corning, Inc. (AE)                                   (119,100)         (2,825)
Equinix, Inc. (AE)                                     (1,100)            (92)
General Dynamics Corp.                                (41,700)         (3,274)
Microsemi Corp. (AE)                                  (12,000)           (277)
Motorola, Inc.                                       (141,900)         (2,459)
NAVTEQ Corp. (AE)                                      (8,100)           (286)
Palm, Inc. (AE)                                        (7,100)           (120)
Rambus, Inc. (AE)                                     (13,700)           (271)
Salesforce.com, Inc. (AE)                             (10,000)           (420)
SanDisk Corp. (AE)                                    (63,000)         (2,737)
Spansion, Inc. Class A (AE)                           (35,400)           (348)
Trident Microsystems, Inc. (AE)                        (5,800)           (123)
                                                                 ------------
                                                                      (15,861)
                                                                 ------------

Utilities - (0.6%)
Aquila, Inc. (AE)                                     (12,900)            (53)
Avista Corp.                                           (6,100)           (144)
DPL, Inc.                                              (9,500)           (298)
Hawaiian Electric Industries, Inc.                    (16,200)           (426)
Level 3 Communications, Inc. (AE)                    (182,000)         (1,012)
National Fuel Gas Co.                                 (29,500)         (1,387)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Progress Energy, Inc.                                 (68,600)         (3,468)
Telephone & Data Systems, Inc.                        (15,500)           (883)
Xcel Energy, Inc.                                    (138,800)         (3,343)
                                                                 ------------
                                                                      (11,014)
                                                                 ------------

TOTAL SECURITIES SOLD SHORT
(proceeds $187,491)                                                  (195,175)
                                                                 ------------

OTHER ASSETS AND LIABILITIES,
NET - (1.8%)                                                          (32,115)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,761,680
                                                                 ============

 30  Equity Q Fund

RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 06/07 (20)                               8,112                392

Russell 1000 Mini Index (CME)
   expiration date 06/07 (8)                                  649                 28

S&P 500 E-Mini Index (CME)
   expiration date 06/07 (118)                              8,782                293

S&P 500 Index (CME)
   expiration date 06/07 (29)                              10,791                112

S&P Midcap 400 E-Mini Index (CME)
   expiration date 06/07 (154)                             13,524                530
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,355
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       3.3
Consumer Discretionary                                       16.0
Consumer Staples                                              7.4
Financial Services                                           23.5
Health Care                                                  13.3
Integrated Oils                                               6.7
Materials and Processing                                      5.0
Miscellaneous                                                 2.9
Other Energy                                                  4.1
Producer Durables                                             7.1
Technology                                                   12.7
Utilities                                                     6.8
Short-Term Investments                                        2.8
Other Securities                                              1.3
                                                  ---------------
Total Investments                                           112.9
Securities Sold Short                                       (11.1)
Other Assets and Liabilities, Net                            (1.8)
                                                  ---------------

                                                            100.0
                                                  ===============

Futures Contracts                                              --*

* Less than .05% of net assets.

  See accompanying notes which are an integral part of the financial statements.

                                                               Equity Q Fund  31

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,141.00      $     1,019.04
Expenses Paid During
Period*                       $         6.16      $         5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.16% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,142.20      $     1,020.28
Expenses Paid During
Period*                       $         4.83      $         4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,142.70      $     1,020.53
Expenses Paid During
Period*                       $         4.57      $         4.31

* Expenses are equal to the Fund's annualized expense ratio of 0.86% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 32  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 92.6%
Australia - 4.3%
AGL Energy, Ltd.                                        9,617             122
Alinta, Ltd.                                            5,867              73
Amcor, Ltd.                                           852,335           5,246
AMP, Ltd.                                             172,000           1,525
Ansell, Ltd.                                           24,038             222
APN News & Media, Ltd. (N)                              3,239              16
Aristocrat Leisure, Ltd. (N)                           78,359           1,073
Australia & New Zealand Banking Group, Ltd.            45,479           1,154
AXA Asia Pacific Holdings, Ltd.                        43,631             266
BHP Billiton, Ltd.                                    145,677           3,558
Brambles, Ltd. (AE)(N)                                 94,734           1,033
Caltex Australia, Ltd. (N)                             19,938             400
Centro Properties Group                                19,367             149
CFS Gandel Retail Trust                                 6,977              13
Coles Group, Ltd. (N)                                 113,652           1,621
Commonwealth Bank of Australia                         26,092           1,139
CSL, Ltd.                                              82,865           5,969
CSR, Ltd. (N)                                          27,170              82
David Jones, Ltd. (N)                                  70,000             287
DB RREEF Trust                                         72,143             107
Foster's Group, Ltd.                                1,147,436           6,051
Futuris Corp., Ltd. (N)                                27,690              55
GPT Group                                              41,700             170
Harvey Norman Holdings, Ltd. (N)                       27,395             116
Incitec Pivot, Ltd.                                    30,180           1,211
Insurance Australia Group, Ltd. (N)                   159,189             790
Investa Property Group                                 12,801              28
Leighton Holdings, Ltd.                                 6,687             191
Macquarie Airports Management, Ltd.                   391,339           1,288
Macquarie Bank, Ltd.                                   91,293           6,514
Macquarie Goodman Group (N)                            31,336             184
Macquarie Infrastructure Group                        952,496           2,983
Macquarie Office Trust                                  9,256              12
Minara Resources, Ltd.                                  1,812              11
Mirvac Group                                           10,423              45
Multiplex Group                                         1,975               8
National Australia Bank, Ltd.                         569,141          20,234
OneSteel, Ltd. (N)                                     65,763             311
Origin Energy, Ltd.                                    60,699             456
Oxiana, Ltd. (N)                                      321,500             802
Pacific Brands, Ltd.                                  164,180             438
Qantas Airways, Ltd.                                   94,492             416
QBE Insurance Group, Ltd. (N)                         213,431           5,418
Rinker Group, Ltd.                                     16,079             249
Rio Tinto, Ltd. (N)                                     1,243              85
Sons of Gwalia, Ltd. (AE)(N)(B)                        22,400              --
Stockland (N)                                          22,563             161
Suncorp-Metway, Ltd. (N)                               73,946           1,310
Symbion Health, Ltd.                                    8,627              29
TABCORP Holdings, Ltd. (N)                            125,603           1,880

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tattersall's, Ltd. (N)                                 36,710             156
Telstra Corp., Ltd. (N)                             2,183,832           8,431
Telstra Corp., Ltd.                                    12,590              33
Transurban Group                                      103,869             692
Wesfarmers, Ltd. (N)                                   87,404           2,828
Westfield Group                                        25,953             450
Westpac Banking Corp.                                  39,312             879
Woolworths, Ltd.                                          803              19
Zinifex, Ltd. (N)                                     148,658           2,015
                                                                 ------------
                                                                       91,004
                                                                 ------------

Austria - 0.7%
Erste Bank der Oesterreichischen Sparkassen AG
   (N)                                                122,536           9,828
Immofinanz Immobilien Anlagen AG (AE)                  85,900           1,395
OMV AG                                                 20,000           1,266
Voestalpine AG                                         37,100           2,498
                                                                 ------------
                                                                       14,987
                                                                 ------------

Belgium - 0.7%
Belgacom SA (N)                                        21,106             929
Fortis                                                286,795          12,846
InBev NV (N)                                           18,411           1,434
KBC Groep NV (N)                                        2,600             343
Omega Pharma SA                                         1,747             141
                                                                 ------------
                                                                       15,693
                                                                 ------------

Bermuda - 0.8%
Aquarius Platinum, Ltd.                                36,220           1,077
CNPC Hong Kong, Ltd.                                   90,000              39
Credicorp, Ltd.                                        23,700           1,237
Esprit Holdings, Ltd.                                 280,500           3,395
Great Eagle Holdings, Ltd.                             16,000              59
Hongkong Land Holdings, Ltd.                           20,000              93
Jardine Matheson Holdings, Ltd.                       104,500           2,427
Johnson Electric Holdings, Ltd. (N)                   871,000             527
Li & Fung, Ltd.                                       660,200           2,032
Nine Dragons Paper Holdings, Ltd. (N)                 343,000             691
Orient Overseas International, Ltd.                    16,900             142
Pacific Basin Shipping, Ltd.                        1,393,000           1,390
People's Food Holdings, Ltd.                           42,000              54
Shangri-La Asia, Ltd.                                 832,000           2,031
Vostok Nafta Investment, Ltd. (AE)                      9,175             568
                                                                 ------------
                                                                       15,762
                                                                 ------------

                                                          International Fund  33

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Brazil - 0.8%
All America Latina Logistica SA                       101,100           1,181
Banco do Brasil SA                                     14,600             500
Cia Vale do Rio Doce - ADR                            110,900           4,504
Gafisa SA                                              82,638           1,165
Gerdau SA - ADR                                        56,100           1,124
JHSF Participacoes SA (AE)                            138,600             566
Petroleo Brasileiro SA - ADR                            7,600             769
Tele Norte Leste Participacoes SA - ADR (N)            64,750           1,060
Unibanco - Uniao de Bancos Brasileiros SA - GDR
   (AE)                                                52,640           5,109
                                                                 ------------
                                                                       15,978
                                                                 ------------

Canada - 2.0%
Agrium, Inc.                                           35,000           1,357
AUR Resources, Inc.                                    68,500           1,505
Bombardier, Inc. (AE)                                 109,289             450
Cameco Corp.                                           25,400           1,184
Canadian Imperial Bank of Commerce                     38,400           3,380
Canadian National Railway Co.                          87,338           4,388
EnCana Corp. (N)                                       32,300           1,691
Gerdau Ameristeel Corp.                               100,000           1,225
HudBay Minerals, Inc. (AE)                             32,300             607
Inmet Mining Corp.                                     11,300             687
Methanex Corp.                                         37,897             903
Nexen, Inc.                                            23,959           1,426
Potash Corp. of Saskatchewan                           11,800           2,118
Research In Motion, Ltd. (AE)(N)                       43,700           5,750
Rogers Communications, Inc. Class B                   231,900           8,890
Shoppers Drug Mart Corp.                               45,391           2,069
SNC-Lavalin Group, Inc.                                20,100             576
Suncor Energy, Inc.                                    23,600           1,894
Teck Cominco, Ltd.Class B                              30,600           2,323
                                                                 ------------
                                                                       42,423
                                                                 ------------

Cayman Islands - 0.4%
Ctrip.com International, Ltd. - ADR (N)                30,500           2,163
Foxconn International Holdings, Ltd. (AE)(N)          235,200             703
Kingboard Chemical Holdings, Ltd.                      11,500              53
Melco PBL Entertainment Macau, Ltd. - ADR
   (AE)(N)                                            176,050           3,067
Suntech Power Holdings Co., Ltd. - ADR (AE)(N)         57,800           2,097
                                                                 ------------
                                                                        8,083
                                                                 ------------

China - 0.4%
Bank of Communications Co., Ltd. Class H               92,800              98
China Citic Bank (AE)(p)                               54,000              45
China Coal Energy Co. (AE)                          1,097,000           1,073

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
China Communications Construction Co., Ltd.
   Class H (AE)                                       960,000           1,240
China Construction Bank Corp. Class H (N)(p)        1,177,000             714
China Merchants Bank Co., Ltd. (AE)(N)                493,500           1,201
China Petroleum & Chemical Corp. Class H            1,250,000           1,092
Industrial & Commercial Bank of China (AE)(N)       3,454,000           1,884
Yanzhou Coal Mining Co., Ltd. Class H                 696,000             718
                                                                 ------------
                                                                        8,065
                                                                 ------------

Czech Republic - 0.1%
Komercni Banka AS                                       7,353           1,377
                                                                 ------------

Denmark - 0.5%
Carlsberg A/S Class B                                  16,975           1,900
FLSmidth & Co. A/S (N)                                 45,600           3,421
Novo-Nordisk A/S Class B                                7,000             684
Sydbank A/S (N)                                         8,400             470
Topdanmark A/S (AE)                                     4,160             815
Vestas Wind Systems A/S (AE)                           49,400           3,191
                                                                 ------------
                                                                       10,481
                                                                 ------------

Egypt - 0.1%
Orascom Construction Industries - GDR                  11,037           1,288
                                                                 ------------

Finland - 1.2%
Cargotec Corp. Class B (N)                              2,140             133
Kesko OYJ Class B                                       8,616             596
M-real OYJ Class B (N)                                 16,110             110
Nokia OYJ (N)                                         455,001          11,502
Nokia OYJ - ADR (N)                                    14,453             365
Orion OYJ Class B (N)                                  11,184             266
Outokumpu OYJ                                          14,180             469
Outotec Oyj (N)                                        37,234           1,606
Rautaruukki OYJ (N)                                    18,515             997
UPM-Kymmene OYJ                                       228,346           5,624
Wartsila Oyj Class B                                   18,500           1,233
YIT OYJ (N)                                            50,900           1,799
                                                                 ------------
                                                                       24,700
                                                                 ------------

 34  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
France - 12.3%
Accor SA (N)                                          132,543          12,453
Air France-KLM (N)                                     43,461           2,217
Air Liquide SA (N)                                     27,262           6,758
Alstom RGPT (AE)(N)                                    59,379           8,806
Arkema (AE)(N)                                         14,774             883
AXA SA (N)                                            257,937          11,790
BNP Paribas (N)                                       138,856          16,070
Bouygues SA                                               704              56
Carrefour SA (N)                                       66,457           5,092
Casino Guichard Perrachon SA (N)                        7,139             765
Christian Dior SA                                       6,957             897
Cie de Saint-Gobain (N)                                95,281          10,135
Cie Generale d'Optique Essilor International SA
   (N)                                                 12,859           1,547
CNP Assurances (N)                                     10,702           1,364
Compagnie Generale de Geophysique-Veritas
   (AE)(N)                                              7,937           1,652
Compagnie Generale des Etablissements Michelin
   Class B (N)                                         16,200           2,056
Credit Agricole SA (N)                                395,282          16,586
Electricite de France (N)                              13,787           1,195
France Telecom SA (N)                                 305,563           8,908
Gaz de France SA (N)                                   45,990           2,152
JC Decaux SA (N)                                       86,868           2,697
L'Oreal SA (N)                                         19,010           2,278
Lafarge SA (N)                                          1,231             199
Lagardere SCA (N)                                      47,890           3,756
Legrand SA (N)                                         73,720           2,508
LVMH Moet Hennessy Louis Vuitton SA (N)                58,694           6,834
Neopost SA                                              8,495           1,230
Nexans SA (N)                                           2,735             401
NicOx SA (AE)                                          20,784             552
Pernod-Ricard SA (N)                                   22,586           4,798
Peugeot SA (N)                                         13,210           1,071
PPR SA (N)                                             10,961           1,900
Renault SA (N)                                        101,758          13,202
Rhodia SA (AE)                                        205,646             837
Sanofi-Aventis (N)                                    187,229          17,193
Schneider Electric SA (N)                              53,767           7,574
Societe Generale (N)                                  103,219          21,847
Sodexho Alliance SA (N)                                12,700           1,006
Suez SA (N)                                            42,283           2,399
Suez SA (AE)                                           27,332              --
Thales SA                                              10,159             616
Thomson (AE)(N)                                        70,250           1,357
Total SA (N)                                          392,991          29,015
Total SA - ADR                                         35,752           2,635
UBISOFT Entertainment (AE)                              5,054             251
Unibail (N)                                             1,521             420
Valeo SA (N)                                           21,179           1,210
Vallourec SA                                            7,236           1,977

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Veolia Environnement (N)                              176,804          14,599
Vivendi Universal SA (N)                               76,451           3,151
                                                                 ------------
                                                                      258,895
                                                                 ------------

Germany - 8.3%
Adidas AG (N)                                          30,060           1,795
Allianz SE (N)                                         47,779          10,839
BASF AG (N)                                            48,393           5,743
Bayer AG (N)                                          272,480          18,672
Bayerische Motoren Werke AG (N)                        64,370           3,975
Bilfinger Berger AG                                    18,650           1,751
Commerzbank AG (N)                                     32,500           1,626
Continental AG (N)                                    101,151          14,108
DaimlerChrysler AG (N)                                 48,011           3,911
Deutsche Bank AG (N)                                   26,894           4,144
Deutsche Boerse AG (N)                                 18,422           4,337
Deutsche Lufthansa AG (N)                             112,300           3,374
Deutsche Post AG                                       94,280           3,254
Deutsche Telekom AG (N)                               507,212           9,244
Deutz AG (AE)                                          13,337             212
E.ON AG (N)                                           143,610          21,616
Epcos AG                                               27,439             587
Fresenius Medical Care AG & Co. KGaA (N)               26,093           3,930
Hannover Rueckversicherung AG (N)                      13,180             669
Heidelberger Druckmaschinen AG (N)                     12,110             572
Hugo Boss AG                                            3,168             211
Infineon Technologies AG (AE)                         179,226           2,795
IVG Immobilien AG (N)                                  53,555           2,410
KarstadtQuelle AG (AE)(N)                             134,660           5,203
Lanxess AG (AE)                                        21,687           1,178
Linde AG (N)                                           11,675           1,309
MTU Aero Engines Holding AG                            18,075           1,049
Muenchener Rueckversicherungs AG (N)                   41,012           7,287
RWE AG (N)                                            109,247          11,550
Salzgitter AG (N)                                      29,155           4,828
Siemens AG                                             66,880           8,077
Solarworld AG (N)                                      14,599           1,235
Stada Arzneimittel AG                                  22,043           1,450
ThyssenKrupp AG                                         1,853             100
United Internet AG (N)                                 72,678           1,337
Volkswagen AG (N)                                      31,066           4,717
Wacker Chemie AG (AE)(N)                               29,085           5,305
Wincor Nixdorf AG                                         914              89
                                                                 ------------
                                                                      174,489
                                                                 ------------

                                                          International Fund  35

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Greece - 0.5%
Alpha Bank AE                                           5,900             179
National Bank of Greece SA                             91,927           5,128
Piraeus Bank SA                                        39,600           1,430
Public Power Corp. SA                                 119,420           3,123
                                                                 ------------
                                                                        9,860
                                                                 ------------

Hong Kong - 1.3%
Bank of East Asia, Ltd.                                58,000             355
BOC Hong Kong Holdings, Ltd.                          545,500           1,337
Cheung Kong Holdings, Ltd.                             23,000             297
China Insurance International Holdings Co., Ltd.
   (AE)                                                58,000              72
China Merchants Holdings International Co., Ltd.      482,000           2,138
China Mobile, Ltd.                                    735,000           6,639
China Netcom Group Corp. Hong Kong, Ltd.              133,000             328
China Resources Enterprise                            154,000             517
China Unicom, Ltd.                                     44,000              64
CLP Holdings, Ltd.                                     21,500             157
CNOOC, Ltd.                                         2,522,900           2,166
Dah Sing Financial Holdings, Ltd.                       6,000              51
Hang Lung Group, Ltd.                                  35,000             134
Henderson Land Development Co., Ltd.                   37,000             222
Hong Kong Exchanges and Clearing, Ltd.                 15,000             143
HongKong Electric Holdings                            779,000           3,901
Hopewell Holdings (N)                                  37,000             163
Hutchison Whampoa, Ltd.                               164,100           1,579
Link REIT (The) (o)                                    38,500              88
Melco International Development                       790,000           1,530
New World Development, Ltd.                            59,000             139
Shun Tak Holdings, Ltd.                             1,366,000           1,897
Sino Land Co. (N)                                     370,293             775
Sun Hung Kai Properties, Ltd.                          14,000             164
Swire Pacific, Ltd.                                    27,500             314
Television Broadcasts, Ltd.                             8,000              53
Wharf Holdings, Ltd. (N)                              734,537           2,706
Wheelock & Co., Ltd. (N)                               74,000             171
                                                                 ------------
                                                                       28,100
                                                                 ------------
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC                           3,700             451
                                                                 ------------

India - 0.2%
ICICI Bank, Ltd. - ADR (N)                             43,772           1,791
Infosys Technologies, Ltd. - ADR (N)                   22,000           1,152
State Bank of India, Ltd. - GDR                        15,300           1,042
                                                                 ------------
                                                                        3,985
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Indonesia - 0.1%
Bank Central Asia Tbk PT                            1,918,500           1,110
Telekomunikasi Indonesia Tbk PT                     1,698,200           1,957
                                                                 ------------
                                                                        3,067
                                                                 ------------

Ireland - 0.5%
Anglo Irish Bank Corp. PLC                             50,100           1,128
Bank of Ireland                                         6,900             149
Bank of Ireland PLC                                    24,644             528
Elan Corp. PLC - ADR (AE)(N)                          196,600           2,729
Kingspan Group PLC                                     86,665           2,421
Ryanair Holdings PLC - ADR (AE)(N)                     68,026           3,175
                                                                 ------------
                                                                       10,130
                                                                 ------------

Israel - 0.1%
Teva Pharmaceutical Industries, Ltd. - ADR             37,390           1,432
                                                                 ------------

Italy - 3.8%
Assicurazioni Generali SpA (N)                         26,310           1,210
Banco Popolare di Verona e Novara SCRL (N)             26,835             895
Benetton Group SpA (N)                                 34,575             593
Buzzi Unicem SpA (N)                                   78,351           2,499
Enel SpA                                              108,319           1,233
ENI SpA (N)                                           431,281          14,311
Esprinet SpA                                            6,024             127
Fiat SpA (AE)(N)                                       95,800           2,819
Fondiaria-Sai SpA (N)                                  65,957           3,491
Indesit Co. SpA (N)                                    13,883             324
Intesa Sanpaolo SpA (N)                             2,927,295          24,487
Italcementi SpA (N)                                    92,672           2,956
Mediaset SpA (N)                                      189,680           2,143
Milano Assicurazioni SpA                              103,004           1,009
Parmalat Finanziaria SpA (AE)(B)                       46,200              --
Saras SpA (AE)(N)                                     207,410           1,291
Snam Rete Gas SpA (N)                                 105,822             675
Telecom Italia SpA (N)                                 89,882             220
UniCredito Italiano SpA (N)                         1,825,441          18,711
Unione di Banche Italiane SCPA (AE)                     3,377             102
Unipol SpA (N)                                        373,430           1,483
                                                                 ------------
                                                                       80,579
                                                                 ------------

 36  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Japan - 16.9%
77 Bank, Ltd. (The) (N)                               151,500             993
Aderans Co., Ltd. (N)                                   5,100             114
Advantest Corp. (N)                                    33,700           1,497
Aeon Co., Ltd. (N)                                    142,600           2,611
Aeon Credit Service Co., Ltd. (N)                      86,500           1,439
Aioi Insurance Co., Ltd.                               15,000             102
Amada Co., Ltd.                                        31,000             346
Asahi Breweries, Ltd.                                  30,900             502
Asahi Glass Co., Ltd. (N)                             205,000           2,757
Asahi Kasei Corp. (N)                                  69,000             484
Astellas Pharma, Inc.                                  92,100           4,019
Bank of Nagoya, Ltd. (The)                             16,000             109
Bosch Corp. (N)                                        43,000             207
Bridgestone Corp. (N)                                  90,500           1,823
Brother Industries, Ltd.                               31,000             422
Calsonic Kansei Corp. (N)                              33,000             148
Canon Marketing Japan, Inc.                             6,800             132
Canon, Inc.                                           404,647          22,624
Chiba Bank, Ltd. (The)                                 18,000             149
Chugai Pharmaceutical Co., Ltd. (N)                   221,400           5,646
Credit Saison Co., Ltd.                                45,600           1,297
Dai Nippon Printing Co., Ltd. (N)                      22,000             351
Daihatsu Motor Co., Ltd. (N)                           13,000             109
Daiichi Sankyo Co., Ltd.                               15,100             450
Daikin Industries, Ltd. (N)                            62,200           2,103
Daishi Bank, Ltd. (The)                                10,000              42
Daiwa House Industry Co., Ltd.                         11,000             173
Daiwa Securities Group, Inc.                           61,000             678
Denki Kagaku Kogyo Kabushiki Kaisha                    56,000             243
Denso Corp.                                            10,800             382
Dentsu, Inc. (N)                                          802           2,280
East Japan Railway Co.                                    290           2,350
EDION Corp. (N)                                        63,700             882
Eisai Co., Ltd.                                         5,000             238
Fanuc, Ltd.                                            42,100           4,120
Fuji Electric Holdings Co., Ltd.                       17,000              79
Fuji Fire & Marine Insurance Co., Ltd. (The)           54,000             222
Fuji Heavy Industries, Ltd. (N)                        56,000             276
FUJIFILM Holdings Corp.                                35,800           1,468
Fujikura, Ltd. (N)                                      7,000              45
Fujitsu, Ltd. (N)                                      86,000             540
Funai Electric Co., Ltd. (N)                            5,270             418
Hakuhodo DY Holdings, Inc. (N)                          1,490             101
Hankyu Department Stores (N)                            6,000              53
Hino Motors, Ltd. (N)                                 290,800           1,603
Hirose Electric Co., Ltd. (N)                           9,600           1,168
Hitachi, Ltd. (N)                                      65,000             494
Honda Motor Co., Ltd.                                  94,600           3,256
Hyakugo Bank, Ltd. (The)                                6,000              40
Hyakujushi Bank, Ltd. (The)                             5,000              29
Ibiden Co., Ltd. (N)                                   51,600           2,931

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Isuzu Motors, Ltd.                                    364,000           1,914
Itochu Corp.                                           94,000             924
Izumi Co., Ltd. (N)                                    13,200             229
Japan Steel Works, Ltd. (The) (N)                     235,000           2,755
Japan Tobacco, Inc.                                     2,730          13,327
JFE Holdings, Inc. (N)                                110,300           5,990
JGC Corp. (N)                                          21,000             322
JS Group Corp.                                         44,700           1,009
Kagoshima Bank, Ltd. (The)                              6,000              44
Kansai Electric Power Co., Inc. (The)                  32,100             895
Kao Corp. (N)                                         558,100          15,325
Kawasaki Kisen Kaisha, Ltd. (N)                        40,000             432
KDDI Corp.                                                891           6,995
Keiyo Bank, Ltd. (The)                                 15,000              86
Kinden Corp.                                            6,000              57
Kobe Steel, Ltd.                                      116,000             409
Komatsu, Ltd.                                         162,300           3,849
Komori Corp.                                            5,000             116
Konica Minolta Holdings, Inc.                           9,500             130
Kubota Corp. (N)                                       53,000             500
Kuraray Co., Ltd.                                      82,900             922
Kyocera Corp.                                           6,400             622
Kyushu Electric Power Co., Inc.                        60,300           1,696
Lawson, Inc. (N)                                       24,300             896
Leopalace21 Corp.                                      18,500             607
Makita Corp. (N)                                        8,600             328
Marubeni Corp.                                        468,000           2,796
Matsumotokiyoshi Co., Ltd. (N)                         41,400             972
Matsushita Electric Industrial Co., Ltd.               49,000             947
Matsushita Electric Works, Ltd.                        37,000             417
Mazda Motor Corp. (N)                                  95,000             476
Meiji Dairies Corp. (N)                                16,000             128
Millea Holdings, Inc.                                 151,900           5,625
Mitsubishi Chemical Holdings Corp. (N)                 85,500             688
Mitsubishi Corp.                                      225,400           4,809
Mitsubishi Electric Corp.                             189,000           1,832
Mitsubishi Estate Co., Ltd.                            25,000             774
Mitsubishi Heavy Industries, Ltd.                     265,000           1,631
Mitsubishi UFJ Financial Group, Inc.                      416           4,349
Mitsui & Co., Ltd.                                    160,000           2,853
Mitsui Chemicals, Inc. (N)                            297,000           2,444
Mitsui Engineering & Shipbuilding Co., Ltd.           278,000           1,243
Mitsui Fudosan Co., Ltd.                               19,000             555
Mitsui OSK Lines, Ltd.                                260,000           3,273
Mitsui Sumitomo Insurance Co., Ltd.                     5,000              62

                                                          International Fund  37

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mitsui Trust Holdings, Inc.                           343,100           3,107
Mitsumi Electric Co., Ltd. (N)                         48,200           1,606
Mizuho Financial Group, Inc.                              477           2,874
Mori Seiki Co., Ltd. (N)                               10,000             263
Nabtesco Corp. (N)                                      6,000              81
Namco Bandai Holdings, Inc. (AE)                       76,800           1,249
Nichirei Corp.                                         80,000             477
Nihon Unisys, Ltd.                                      5,900              75
Nikon Corp. (N)                                       126,300           2,897
Nintendo Co., Ltd.                                     28,800           8,960
Nippon Electric Glass Co., Ltd. (N)                   108,000           1,851
Nippon Express Co., Ltd. (N)                          436,400           2,704
Nippon Kayaku Co., Ltd. (N)                             3,000              24
Nippon Mining Holdings, Inc.                          197,000           1,583
Nippon Oil Corp.                                       64,000             491
Nippon Paint Co., Ltd.                                 26,000             152
Nippon Paper Group, Inc. (N)                              362           1,226
Nippon Steel Corp. (N)                                120,000             767
Nippon Telegraph & Telephone Corp.                        713           3,548
Nippon Yusen KK (N)                                   281,000           2,421
Nissan Motor Co., Ltd.                                433,600           4,375
Nisshin Seifun Group, Inc. (N)                         17,000             183
NOK Corp. (N)                                          82,100           1,526
Nomura Holdings, Inc.                                 378,500           7,290
Nomura Research Institute, Ltd. (N)                     6,000             160
Noritsu Koki Co., Ltd.                                  1,400              25
NTN Corp. (N)                                          20,000             166
NTT Data Corp. (N)                                         27             132
NTT DoCoMo, Inc.                                          201             343
NTT Urban Development Corp. (N)                           691           1,632
Oki Electric Industry Co., Ltd. (AE)(N)               383,000             660
Omron Corp.                                            73,800           1,976
ORIX Corp. (N)                                         21,400           5,701
Pacific Metals Co., Ltd. (N)                            8,000             125
Rakuten, Inc. (N)                                       4,050           1,634
Resona Holdings, Inc. (N)                                 133             300
Ricoh Co., Ltd.                                       472,300          10,358
Rohm Co., Ltd.                                         31,900           2,871
San-In Godo Bank, Ltd. (The)                            6,000              60
Sankyo Co., Ltd.                                        5,600             245
Santen Pharmaceutical Co., Ltd. (N)                     5,500             151
Sapporo Hokuyo Holdings, Inc.                              32             309
Secom Co., Ltd.                                         2,100              95
Seiko Epson Corp. (N)                                  67,000           2,030
Seino Holdings Corp. (N)                               13,000             122
Sekisui Chemical Co., Ltd.                            216,900           1,684
Sekisui House, Ltd.                                   154,600           2,285
Seven & I Holdings Co., Ltd. (N)                        2,600              75
SFCG Co., Ltd. (N)                                      3,589             631
Sharp Corp.                                           148,000           2,709
Shiga Bank, Ltd. (The)                                  8,000              56
Shimano, Inc.                                           2,700              89
Shin-Etsu Chemical Co., Ltd.                           23,900           1,547
Shinsei Bank, Ltd. (N)                                562,600           2,419

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Shizuoka Bank, Ltd. (The) (N)                         133,000           1,402
Showa Shell Sekiyu KK (N)                               5,600              67
Sohgo Security Services Co., Ltd. (N)                  14,600             281
Sompo Japan Insurance, Inc.                            34,000             416
Sony Corp.                                             48,700           2,594
Sumco Corp. (N)                                        97,700           4,250
Sumitomo Chemical Co., Ltd.                            26,000             172
Sumitomo Corp.                                         10,200             173
Sumitomo Heavy Industries, Ltd.                       276,000           2,846
Sumitomo Metal Industries, Ltd.                        85,000             431
Sumitomo Mitsui Financial Group, Inc. (N)               1,337          11,698
Sumitomo Realty & Development Co., Ltd. (N)            88,000           3,244
Sumitomo Trust & Banking Co., Ltd. (The)               57,000             557
Suzuken Co., Ltd.                                       5,300             186
Suzuki Motor Corp. (N)                                 18,600             530
Taiheiyo Cement Corp. (N)                             205,000             875
Takeda Pharmaceutical Co., Ltd.                       117,800           7,636
Takefuji Corp. (N)                                        970              33
Teijin, Ltd.                                          208,400           1,075
Terumo Corp. (N)                                       54,500           2,204
THK Co., Ltd. (N)                                      38,800             948
Tobu Railway Co., Ltd. (N)                             19,000              87
Toho Co., Ltd./Tokyo (N)                                3,700              73
Toho Titanium Co., Ltd. (N)                            12,000             572
Tokai Rubber Industries, Inc. (N)                       9,600             185
Tokuyama Corp. (N)                                    103,000           1,549
Tokyo Electric Power Co., Inc. (The) (N)               92,500           3,068
Tokyo Electron, Ltd.                                    3,300             229
Tokyo Gas Co., Ltd. (N)                               315,000           1,578
Tokyo Style Co., Ltd. (N)                               6,000              71
Tokyu Corp. (N)                                        24,000             174
Tokyu Land Corp. (N)                                  151,000           1,711
Toppan Forms Co., Ltd.                                  6,600              83
Toshiba Corp. (N)                                     454,000           3,387
Toyo Seikan Kaisha, Ltd. (N)                            4,200              84
Toyobo Co., Ltd.                                       57,000             172
Toyota Auto Body Co., Ltd.                              3,000              54
Toyota Boshoku Corp.                                    1,200              27
Toyota Motor Corp.                                    543,900          33,136
West Japan Railway Co.                                    559           2,529
Yamada Denki Co., Ltd. (N)                             39,880           3,675
Yamato Kogyo Co., Ltd. (N)                              5,100             167
                                                                 ------------
                                                                      355,347
                                                                 ------------

 38  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Luxembourg - 0.2%
Evraz Group SA - GDR                                   33,922           1,196
Millicom International Cellular SA (AE)(N)             37,800           3,071
SES Global SA                                          42,500             831
                                                                 ------------
                                                                        5,098
                                                                 ------------

Mexico - 1.0%
America Movil SAB de CV
   Series L                                           219,169          11,513
Cemex SAB de CV - ADR (AE)                             58,738           1,909
Coca-Cola Femsa SAB de CV - ADR (N)                    22,340             869
Fomento Economico Mexicano SAB de CV - ADR             20,136           2,168
Grupo Televisa SA - ADR                               128,595           3,607
                                                                 ------------
                                                                       20,066
                                                                 ------------

Netherlands - 3.1%
ABN AMRO Holding NV (N)                                91,237           4,449
Aegon NV (N)                                           85,631           1,759
Akzo Nobel NV (N)                                      14,233           1,137
Arcelor Mittal (N)                                     73,746           3,928
ASML Holding NV (AE)                                  123,120           3,322
Corporate Express (N)                                  62,600             841
European Aeronautic Defense and Space Co. NV (N)       71,020           2,275
Heineken Holding NV                                     2,732             127
Hunter Douglas NV                                       3,692             333
ING Groep NV (N)                                      414,872          18,833
Koninklijke Ahold NV (AE)                             100,723           1,279
Koninklijke BAM Groep NV (N)                           49,722           1,315
Koninklijke Philips Electronics NV                     58,110           2,381
OCE NV                                                 16,417             309
Reed Elsevier NV (N)                                  285,990           5,366
Rodamco Europe NV (N)                                   2,519             371
Royal KPN NV                                           93,455           1,583
Royal Numico NV (N)                                    52,127           2,879
SBM Offshore NV (N)                                    34,701           1,238
TNT NV (N)                                             63,660           2,868
Unilever NV                                           159,440           4,852
Univar NV                                               3,261             179
Vedior NV (N)                                          35,700             946
Wolters Kluwer NV                                      56,400           1,669
                                                                 ------------
                                                                       64,239
                                                                 ------------
Netherlands Antilles - 0.3%
Schlumberger, Ltd. (N)                                 81,410           6,010
                                                                 ------------

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd. (N)                834,826           2,969
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Norway - 0.3%
Aker Kvaerner ASA (N)                                  64,500           1,522
Renewable Energy Corp. AS (AE)                        120,750           3,472
Yara International ASA (N)                             43,000           1,253
                                                                 ------------
                                                                        6,247
                                                                 ------------

Russia - 0.1%
OAO Gazprom - ADR                                       6,800             266
Vimpel-Communications - ADR (AE)(N)                    18,000           1,742
                                                                 ------------
                                                                        2,008
                                                                 ------------

Singapore - 0.9%
Ascendas Real Estate Investment Trust (AE)(o)(N)        6,000              10
CapitaCommercial Trust (AE)(o)                          8,000              15
CapitaLand, Ltd.                                      877,000           4,838
CapitaMall Trust (AE)(o)                                9,000              23
City Developments, Ltd. (N)                           147,000           1,539
Creative Technology, Ltd.                               3,600              21
DBS Group Holdings, Ltd. (N)                          315,440           4,372
Flextronics International, Ltd. (AE)(N)                97,000           1,082
Fraser and Neave, Ltd. (N)                             58,000             204
Jardine Cycle & Carriage, Ltd. (N)                      7,000              61
Keppel Corp., Ltd. (AE)(N)                             12,000             167
NatSteel, Ltd.                                         46,400              47
Neptune Orient Lines, Ltd. (N)                         48,000             113
Oversea-Chinese Banking Corp.                         460,800           2,703
Pacific Century Regional Developments, Ltd. (AE)      199,000              52
SembCorp Industries, Ltd. (N)                          41,580             133
Singapore Airlines, Ltd.                               25,000             297
Singapore Telecommunications, Ltd.                  1,258,500           2,724
Suntec Real Estate Investment Trust (AE)(o)             4,000               5
United Overseas Bank, Ltd. (N)                         95,200           1,330
Wing Tai Holdings, Ltd.                                37,000              81
                                                                 ------------
                                                                       19,817
                                                                 ------------

South Africa - 0.2%
MTN Group, Ltd.                                       139,600           2,037
Nedbank Group, Ltd.                                    53,445           1,140
Sanlam, Ltd.                                          209,900             706
Standard Bank Group, Ltd.                              19,000             297
                                                                 ------------
                                                                        4,180
                                                                 ------------

                                                          International Fund  39

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
South Korea - 1.1%
Honam Petrochemical Corp.                               5,700             472
Hynix Semiconductor, Inc. (AE)                         33,360           1,142
Hyundai Mobis                                           7,500             600
Industrial Bank of Korea (N)                           34,000             678
Kookmin Bank                                            5,500             493
Korea Electric Power Corp. - ADR                       37,410             774
KT Corp. - ADR                                         46,360           1,051
LG Electronics, Inc. (N)                               60,900           4,068
POSCO                                                   3,960           1,663
Samsung Electronics Co., Ltd.                          12,239           7,494
Samsung Heavy Industries Co., Ltd.                     40,830           1,337
Shinhan Financial Group Co., Ltd.                      21,900           1,233
SK Telecom Co., Ltd. - ADR                             43,630           1,083
                                                                 ------------
                                                                       22,088
                                                                 ------------
Spain - 2.0%
Abengoa SA                                                698              28
Avanzit SA (AE)                                        52,036             506
Banco Bilbao Vizcaya Argentaria SA (N)                114,817           2,735
Banco Santander Central Hispano SA (N)                470,317           8,384
Endesa SA                                              15,487             848
Fomento de Construcciones y Contratas SA                7,222             669
Gamesa Corp. Tecnologica SA (N)                        48,507           1,661
Gestevision Telecinco SA (AE)(N)                       34,555           1,040
Grifols SA (AE)(N)                                     36,372             629
Iberdrola SA (N)                                      118,065           5,836
Iberdrola SA                                            4,034             200
Iberia Lineas Aereas de Espana                        195,782           1,001
Mapfre SA (N)                                         175,881             913
Repsol YPF SA (N)                                     132,990           4,364
Repsol YPF SA - ADR (N)                                20,803             684
Sol Melia SA                                           68,400           1,670
Telefonica SA (N)                                     472,164          10,532
Union Fenosa SA                                         9,470             516
                                                                 ------------
                                                                       42,216
                                                                 ------------

Sweden - 1.4%
Alfa Laval AB (N)                                      46,900           2,855
Assa Abloy AB Class B (N)                              94,000           2,103
D Carnegie & Co. AB (N)                                16,700             330
Electrolux AB                                         101,200           2,627
JM AB (N)                                              26,600             911
JM AB (AE)                                             30,200              --
Kungsleden AB (N)                                      16,300             263
Lindex AB (N)                                           9,200             124
Nobia AB (N)                                            9,150             125
Sandvik AB (N)                                        129,400           2,465
Scania AB Class B (AE)(N)                              17,450           1,663

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB Class A (N)           19,400             709
Ssab Svenskt Stal AB (N)
   Class A                                            138,100           4,866
   Class B                                              7,600             251
Svenska Cellulosa AB Class B (N)                       35,440           1,823
Swedbank AB (N)                                        33,600           1,291
Swedish Match AB (AE)                                  12,800             236
Telefonaktiebolaget LM Ericsson - ADR                  33,490           1,278
Telefonaktiebolaget LM Ericsson Class B (N)           707,650           2,698
TeliaSonera AB (N)                                     79,500             644
Volvo AB (AE)
   Class A                                             15,500             307
   Class B                                             85,235           1,655
   Class D                                             20,147              74
                                                                 ------------
                                                                       29,298
                                                                 ------------

Switzerland - 7.7%
ABB, Ltd. (N)                                         271,260           5,422
Actelion, Ltd. (AE)                                    21,487           5,099
Barry Callebaut AG (AE)                                   236             195
Ciba Specialty Chemicals AG                            37,280           2,451
Clariant AG (AE)                                       47,120             775
Compagnie Financiere Richemont SA Class A (N)          58,190           3,508
Credit Suisse Group                                   126,816           9,965
Geberit AG (AE)                                           539             956
Givaudan SA                                             2,620           2,450
Holcim, Ltd.                                           46,461           4,968
Julius Baer Holding AG (N)                            155,226          10,814
Kudelski SA (AE)(N)                                    10,296             394
Kuoni Reisen Holding                                      237             148
Lonza Group AG                                         42,612           4,146
Nestle SA (N)                                          77,586          30,738
Nobel Biocare Holding AG (N)                            4,700           1,697
Novartis AG                                           154,487           8,993
Roche Holding AG (N)                                  124,231          23,435
Sulzer AG                                                 729             959
Swatch Group AG (N)                                    61,080           3,547
Swiss Reinsurance (N)                                 159,319          15,021
Swisscom AG (N)                                         2,134             751
Syngenta AG (AE)                                       28,074           5,584
UBS AG                                                274,435          17,787
Zurich Financial Services AG (N)                        7,494           2,170
                                                                 ------------
                                                                      161,973
                                                                 ------------

 40  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Taiwan - 0.3%
AU Optronics Corp.                                  1,535,000           2,437
HON HAI Precision Industry Co., Ltd.                  122,800             809
Siliconware Precision Industries Co.                  519,000             986
Taiwan Semiconductor Manufacturing Co., Ltd.          369,000             753
United Microelectronics Corp.                       1,087,000             626
United Microelectronics Corp. - ADR (N)               356,560           1,169
                                                                 ------------
                                                                        6,780
                                                                 ------------

Thailand - 0.1%
Bangkok Bank PCL                                      307,280             992
PTT PCL                                                48,200             305
                                                                 ------------
                                                                        1,297
                                                                 ------------

United Kingdom - 17.7%
3i Group PLC                                            2,622              60
Alliance Boots PLC                                    195,039           4,356
Amvescap PLC                                          330,938           3,879
Anglo American PLC                                     23,921           1,266
Antofagasta PLC                                         9,337              99
ARM Holdings PLC                                      766,484           2,040
AstraZeneca PLC                                        95,082           5,174
Aviva PLC                                             465,603           7,305
BAE Systems PLC                                       798,589           7,248
Barclays PLC                                          732,516          10,549
Berkeley Group Holdings PLC (AE)                       11,939             410
BG Group PLC                                          580,326           8,375
BHP Billiton PLC                                      241,663           5,389
BP PLC                                              1,494,062          16,787
Bradford & Bingley PLC                                    597               5
British Airways PLC (AE)                               94,136             947
British American Tobacco PLC                           23,726             732
British Energy Group PLC (AE)                         184,558           1,901
British Land Co. PLC (o)                               48,886           1,428
British Sky Broadcasting Group PLC                    276,354           3,165
BT Group PLC                                          746,736           4,715
Burberry Group PLC                                     93,394           1,282
Carnival PLC                                              558              28
Centrica PLC                                          390,886           3,012
Charter PLC (AE)                                       47,893             977
Compass Group PLC                                     349,557           2,529
Daily Mail & General Trust Class A                     53,922             898
Davis Service Group PLC                                13,200             167
De La Rue PLC                                          18,000             255
Debenhams PLC                                         376,580           1,080
Diageo PLC                                            348,912           7,359
Drax Group PLC (AE)                                         1              --
easyJet PLC (AE)                                      182,705           2,566
Enterprise Inns PLC                                     2,184              28
Experian Group, Ltd.                                   89,088           1,007
Fiberweb PLC                                           26,317              99

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Firstgroup PLC                                            467               6
FKI PLC                                                17,877              43
Friends Provident PLC                                 928,740           3,500
Galiform PLC (AE)                                      21,504              70
George Wimpey PLC                                     125,600           1,456
GKN PLC                                               384,348           2,955
GlaxoSmithKline PLC                                   971,772          28,117
Hammerson PLC (o)                                       1,395              42
HBOS PLC                                              722,490          15,508
Home Retail Group                                     199,468           1,816
HSBC Holdings PLC                                     554,362          10,238
Imperial Chemical Industries PLC                       88,499             938
Inchcape PLC                                           23,030             259
International Power PLC                               481,215           4,204
Invensys PLC (AE)                                      80,378             529
Investec PLC                                              442               6
ITV PLC                                                 9,023              21
J Sainsbury PLC                                       138,543           1,578
Kelda Group PLC                                        65,200           1,207
Kesa Electricals PLC                                  401,475           2,691
Ladbrokes PLC                                         352,815           2,865
Land Securities Group PLC (o)                          11,345             442
Legal & General Group PLC                             465,807           1,428
Lloyds TSB Group PLC                                  695,364           8,019
London Stock Exchange Group PLC                         1,550              39
Man Group PLC                                         742,981           8,312
Marks & Spencer Group PLC                              16,192             239
Marston's PLC                                         142,400           1,217
Michael Page International PLC                        119,754           1,371
Next PLC                                               66,676           3,107
Northern Rock PLC                                     132,337           2,832
Old Mutual PLC                                        604,190           2,145
Pearson PLC                                            84,119           1,438
Premier Farnell PLC                                     1,490               6
Premier Foods PLC                                         701               4
Reckitt Benckiser PLC                                 288,271          15,796
Reed Elsevier PLC                                     174,216           2,208
Rentokil Initial PLC                                  723,210           2,489
Resolution PLC                                          2,239              29
Rexam PLC                                              97,210           1,017
Rio Tinto PLC                                         106,812           6,512
Rolls-Royce Group PLC (AE)                            198,990           1,901
Royal & Sun Alliance Insurance Group PLC              878,991           2,909
Royal Bank of Scotland Group PLC                      508,139          19,445
Royal Dutch Shell PLC Class A (N)                     353,059          12,349
Royal Dutch Shell PLC Class A                         184,104           6,415
Royal Dutch Shell PLC Class B                          54,694           1,938

                                                          International Fund  41

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SABMiller PLC                                         101,252           2,393
Schroders PLC                                          69,000           1,758
Scottish & Newcastle PLC                                5,127              63
Scottish & Southern Energy PLC                         11,571             346
Smith & Nephew PLC                                    243,345           3,044
Smiths Group PLC                                      230,170           4,974
Stagecoach Group PLC                                  230,181             851
Standard Life PLC (N)                                  17,299             111
Taylor Woodrow PLC                                     81,900             789
Tesco PLC                                           2,695,939          24,774
Trinity Mirror PLC                                    162,254           1,727
Unilever PLC                                          461,997          14,459
Vodafone Group PLC                                  4,139,440          11,783
William Hill PLC                                      395,004           4,699
WPP Group PLC                                         322,380           4,774
Xstrata PLC                                           107,299           5,625
                                                                 ------------
                                                                      370,943
                                                                 ------------

United States - 0.1%
Mettler Toledo International, Inc. (AE)(N)             16,800           1,640
Synthes, Inc.                                          11,341           1,484
                                                                 ------------
                                                                        3,124
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,509,265)                                                   1,944,529
                                                                 ------------
PREFERRED STOCKS - 0.4%
Brazil - 0.2%
Banco Itau Holding Financeira SA                       74,000           2,849
Petroleo Brasileiro SA                                 29,000             645
Usinas Siderurgicas de Minas
   Gerais SA                                           27,500           1,307
                                                                 ------------
                                                                        4,801
                                                                 ------------

Germany - 0.1%
Henkel KGaA (N)                                         4,670             735
Hugo Boss AG                                           15,840             979
Volkswagen AG (N)                                       4,260             433
                                                                 ------------
                                                                        2,147
                                                                 ------------

South Korea - 0.1%
Hyundai Motor Co.                                      11,040             359
Samsung Electronics Co., Ltd.                             900             424
                                                                 ------------
                                                                          783
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

United Kingdom - 0.0%
Rolls-Royce Group PLC (AE)(N)                      15,001,575              31
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $6,395)                                                           7,762
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Hong Kong - 0.0%
Hang Seng Index
   May 2007 20,473.83 (HKD)
   Call (53)                                            6,936             169
                                                                 ------------

Switzerland - 0.0%
Swiss Market Index
   Jun 2007 9,467.82 (CHF)
   Call (114)                                           8,937             472
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $642)                                                               641
                                                                 ------------


                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
WARRANTS & RIGHTS - 0.3%
Netherlands Antilles - 0.1%
Reliance Communications, Ltd.
   2011 Warrants (AE)                                 136,571           1,588
                                                                 ------------

United Kingdom - 0.1%
Infosys Technologies, Ltd. (AE)
   2010 Warrants                                       24,200           1,205
   2017 Warrants                                        2,500             124
                                                                 ------------
                                                                        1,329
                                                                 ------------

United States - 0.1%
Bharti Airtel, Ltd.
   2012 Warrants (AE)                                 100,800           1,987
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $4,146)                                                           4,904
                                                                 ------------

 42  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.7%
United States - 5.7%
Russell Investment Company
   Money Market Fund                              112,249,001         112,249
United States Treasury Bills (c)(z)(sec.)
   5.046% due 06/14/07                                  7,000           6,958
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $119,207)                                                       119,207
                                                                 ------------

OTHER SECURITIES - 33.7%
Russell Investment Company
   Money Market Fund (X)                          136,031,348         136,031
State Street Securities
   Lending Quality Trust (X)                      571,683,682         571,684
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $707,715)                                                       707,715
                                                                 ------------

TOTAL INVESTMENTS - 132.7%
(identified cost $2,347,370)                                        2,784,758

OTHER ASSETS AND LIABILITIES,
NET - (32.7%)                                                        (686,535)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,098,223
                                                                 ============

               A portion of the portfolio has been fair valued as of period end.

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  43

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 05/07 (109)                             15,777                144

CAC-40 Index (France)
   expiration date 05/07 (190)                             15,362                263

DAX Index (Germany)
   expiration date 06/07 (131)                             33,305              3,340
EUR STOXX 50 Index (EMU)
   expiration date 06/07 (420)                             24,882              2,251
FTSE-100 Index (UK)
   expiration date 06/07 (210)                             27,161                994

Hang Seng Index (Hong Kong)
   expiration date 05/07 (21)                               2,698                (43)

MSCI Singapore Index
   expiration date 05/07 (4)                                  216                 (1)

SPI 200 Index (Australia)
   expiration date 06/07 (58)                               7,451                256

TOPIX Index (Japan)
   expiration date 06/07 (273)                             38,835                 33

Short Positions
CAC-40 Index (France)
   expiration date 05/07 (102)                              8,247               (246)

FTSE-100 Index (UK)
   expiration date 06/07 (136)                             17,590               (758)

Hang Seng Index (Hong Kong)
   expiration date 05/07 (4)                                  514                  6

IBEX Plus Index (Spain)
   expiration date 05/07 (20)                               3,899                 38

MIB-30 (Italy)
   expiration date 06/07 (37)                              10,885               (901)

OMX Index (Sweden)
   expiration date 05/07 (8)                                  152                 (2)

SPI 200 Index (Australia)
   expiration date 06/07 (110)                             14,132               (668)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      4,706
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Switzerland
   Swiss Market Index
   Jun 2007 9,467.82 (CHF) Put (114)                        8,937               (472)

Hong Kong
   Hang Seng Index
   May 2007 20,473.83 (HKD) Put (53)                        6,936               (169)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $642)                                                     (641)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 44  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             224   AUD              270    05/01/07                  1
USD             236   AUD              300    06/20/07                 13
USD             292   AUD              350    06/20/07                 (2)
USD             385   AUD              500    06/20/07                 29
USD             401   AUD              500    06/20/07                 13
USD             633   AUD              800    06/20/07                 31
USD             771   AUD            1,000    06/20/07                 58
USD             794   AUD            1,000    06/20/07                 35
USD           2,311   AUD            3,000    06/20/07                177
USD           2,489   AUD            3,043    06/20/07                 35
USD           2,784   AUD            3,403    06/20/07                 39
USD           8,642   AUD           11,200    06/20/07                648
USD             104   CAD              116    05/02/07                  1
USD              69   CAD               77    05/03/07                 --
USD             259   CHF              313    05/01/07                 --
USD              92   CHF              111    05/02/07                 --
USD             223   CHF              269    05/02/07                 --
USD           1,393   CHF            1,675    05/02/07                 (6)
USD             163   CHF              197    05/03/07                 --
USD           4,149   CHF            4,992    06/20/07                  2
USD           6,029   CHF            7,257    06/20/07                  6
USD           8,565   CHF           10,307    06/20/07                  6
USD          27,423   CHF           33,016    06/20/07                 33
USD          49,322   CHF           59,340    06/20/07                 24
USD               1   DKK                5    06/20/07                 --
USD              50   DKK              272    06/20/07                 --
USD              73   DKK              406    06/20/07                  2
USD             325   DKK            1,817    06/20/07                  8
USD               1   EUR               --    05/02/07                 --
USD               4   EUR                3    05/02/07                 --
USD             180   EUR              133    05/02/07                 --
USD             326   EUR              239    05/02/07                 --
USD             441   EUR              324    05/02/07                  1
USD             521   EUR              383    05/02/07                  2
USD             969   EUR              712    05/02/07                  3
USD             526   EUR              400    06/20/07                 21
USD           1,233   EUR              924    06/20/07                 30
USD           1,359   EUR            1,000    06/20/07                  8
USD           1,363   EUR            1,000    06/20/07                  4
USD           1,367   EUR            1,000    06/20/07                 --
USD           1,709   EUR            1,300    06/20/07                 69
USD           2,002   EUR            1,500    06/20/07                 49
USD           2,479   EUR            1,858    06/20/07                 61
USD           2,630   EUR            2,000    06/20/07                105
USD           2,658   EUR            2,000    06/20/07                 77

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           2,721   EUR            2,000    06/20/07                 14
USD           4,007   EUR            3,000    06/20/07                 95
USD           5,346   EUR            4,000    06/20/07                124
USD           5,486   EUR            4,113    06/20/07                137
USD           5,959   EUR            4,500    06/20/07                194
USD           9,474   EUR            7,101    06/20/07                236
USD          13,834   EUR           10,325    06/20/07                284
USD          15,475   EUR           11,780    06/20/07                632
USD          22,460   EUR           16,833    06/20/07                556
USD          22,478   EUR           17,100    06/20/07                903
USD          57,824   EUR           44,000    06/20/07              2,339
USD             115   GBP               58    05/01/07                  1
USD             719   GBP              361    05/01/07                  3
USD              73   GBP               37    05/02/07                 --
USD              79   GBP               40    05/02/07                 --
USD              91   GBP               45    05/02/07                 --
USD              88   GBP               44    05/03/07                 --
USD             301   GBP              150    06/20/07                 (1)
USD             969   GBP              500    06/20/07                 31
USD             972   GBP              500    06/20/07                 28
USD           1,001   GBP              507    06/20/07                 12
USD           1,001   GBP              507    06/20/07                 12
USD           1,945   GBP            1,000    06/20/07                 54
USD           1,961   GBP            1,000    06/20/07                 38
USD           2,001   GBP            1,013    06/20/07                 25
USD           2,119   GBP            1,100    06/20/07                 80
USD           2,552   GBP            1,300    06/20/07                 47
USD           2,912   GBP            1,500    06/20/07                 87
USD           4,623   GBP            2,400    06/20/07                175
USD           6,806   GBP            3,444    06/20/07                 79
USD           7,103   GBP            3,690    06/20/07                273
USD           8,192   GBP            4,213    06/20/07                230
USD          12,508   GBP            6,432    06/20/07                349
USD          13,214   GBP            6,689    06/20/07                158
USD          13,388   GBP            6,883    06/20/07                372
USD          16,286   GBP            8,371    06/20/07                449
USD          41,393   GBP           21,500    06/20/07              1,587
USD              77   HKD              600    05/02/07                 --
USD               8   HKD               66    06/20/07                 --
USD              41   HKD              322    06/20/07                 --
USD              58   HKD              454    06/20/07                 --
USD             140   HKD            1,088    06/20/07                 --
USD             229   HKD            1,786    06/20/07                 (1)
USD             155   JPY           18,478    05/01/07                 --
USD             221   JPY           26,276    05/01/07                 (1)

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  45

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             320   JPY           38,264    05/01/07                 --
USD              24   JPY            2,890    05/02/07                 --
USD             634   JPY           75,722    05/02/07                 (1)
USD             354   JPY           42,079    05/07/07                 (1)
USD           3,196   JPY          381,759    05/07/07                 (1)
USD             151   JPY           17,619    06/20/07                 (3)
USD             861   JPY          100,000    06/20/07                (18)
USD             869   JPY          100,000    06/20/07                (26)
USD           1,292   JPY          150,000    06/20/07                (28)
USD           1,685   JPY          200,000    06/20/07                 --
USD           1,729   JPY          200,000    06/20/07                (44)
USD           1,739   JPY          200,000    06/20/07                (54)
USD           1,741   JPY          200,000    06/20/07                (56)
USD           2,601   JPY          300,000    06/20/07                (73)
USD           2,943   JPY          342,600    06/20/07                (57)
USD           2,946   JPY          350,000    06/20/07                  3
USD           7,318   JPY          850,255    06/20/07               (154)
USD          10,866   JPY        1,250,000    06/20/07               (334)
USD          11,916   JPY        1,386,547    06/20/07               (234)
USD          27,861   JPY        3,237,722    06/20/07               (582)
USD          31,287   JPY        3,600,000    06/20/07               (956)
USD             326   NOK            1,940    05/03/07                 --
USD             419   NOK            2,490    05/04/07                 (1)
USD              87   SEK              582    05/02/07                 --
USD             197   SEK            1,318    05/03/07                 --
USD              41   SEK              272    05/04/07                 --
USD             856   SEK            5,745    06/20/07                  4
USD             971   SEK            6,742    06/20/07                 38
USD           2,301   SEK           15,468    06/20/07                 14
USD           2,920   SEK           20,225    06/20/07                107
USD           3,979   SEK           27,529    06/20/07                141
USD           6,810   SEK           47,191    06/20/07                252
USD           6,820   SEK           47,191    06/20/07                243
USD           7,356   SEK           49,528    06/20/07                 56
USD          12,273   SEK           82,546    06/20/07                 81
USD             249   SGD              378    06/20/07                 --
USD           2,177   SGD            3,303    06/20/07                  5
USD           2,819   SGD            4,275    06/20/07                  5
USD           5,555   SGD            8,424    06/20/07                 11
USD           8,946   SGD           13,572    06/20/07                 20
USD          13,722   SGD           20,816    06/20/07                 31
AUD             200   USD              162    06/20/07                 (4)
AUD             500   USD              391    06/20/07                (24)
AUD             500   USD              393    06/20/07                (22)
AUD             500   USD              416    06/20/07                  1

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
AUD             500   USD              416    06/20/07                  2
AUD             600   USD              463    06/20/07                (35)
AUD             900   USD              694    06/20/07                (53)
AUD           1,400   USD            1,080    06/20/07                (82)
AUD           1,462   USD            1,220    06/20/07                  7
AUD           2,052   USD            1,711    06/20/07                  9
AUD           2,400   USD            1,868    06/20/07               (122)
AUD           2,900   USD            2,235    06/20/07               (170)
AUD           2,924   USD            2,440    06/20/07                 15
AUD           2,924   USD            2,438    06/20/07                 13
AUD           6,579   USD            5,487    06/20/07                 30
CAD              19   USD               17    05/01/07                 --
CAD              83   USD               74    05/01/07                 (1)
CAD             139   USD              125    05/02/07                 --
CAD             163   USD              147    05/03/07                 --
CHF             269   USD              224    06/20/07                 --
CHF           3,976   USD            3,277    06/20/07                (30)
CHF           8,247   USD            6,854    06/20/07                 (4)
CHF          11,322   USD            9,448    06/20/07                 33
CHF          16,943   USD           14,081    06/20/07                 (9)
CHF          17,779   USD           14,834    06/20/07                 49
CHF          33,936   USD           28,192    06/20/07                (29)
DKK             272   USD               50    05/01/07                 --
DKK              91   USD               17    06/20/07                 --
DKK           1,973   USD              353    06/20/07                 (9)
DKK           2,428   USD              435    06/20/07                (11)
EUR              99   USD              135    05/02/07                 --
EUR             170   USD              230    05/02/07                 (2)
EUR             486   USD              664    05/02/07                  1
EUR             175   USD              238    05/03/07                 --
EUR             480   USD              654    05/03/07                 (1)
EUR             498   USD              680    05/03/07                 (1)
EUR             143   USD              195    05/04/07                 --
EUR             464   USD              633    06/20/07                 (2)
EUR             500   USD              669    06/20/07                (15)
EUR             500   USD              670    06/20/07                (14)
EUR             500   USD              684    06/20/07                 --
EUR             500   USD              684    06/20/07                  1
EUR             600   USD              814    06/20/07                 (6)
EUR             781   USD            1,041    06/20/07                (26)
EUR           1,000   USD            1,324    06/20/07                (43)
EUR           1,000   USD            1,338    06/20/07                (30)
EUR           1,000   USD            1,341    06/20/07                (26)
EUR           1,000   USD            1,358    06/20/07                 (9)
EUR           1,000   USD            1,365    06/20/07                 (2)

See accompanying notes which are an integral part of the financial statements.

 46  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR           1,000   USD            1,366    06/20/07                 (1)
EUR           1,000   USD            1,366    06/20/07                 (1)
EUR           1,500   USD            2,051    06/20/07                 --
EUR           2,000   USD            2,646    06/20/07                (89)
EUR           2,000   USD            2,728    06/20/07                 (7)
EUR           3,000   USD            3,987    06/20/07               (115)
EUR           4,000   USD            5,263    06/20/07               (207)
EUR           4,500   USD            5,917    06/20/07               (236)
EUR           7,000   USD            9,204    06/20/07               (368)
EUR           8,107   USD           10,816    06/20/07               (269)
EUR          10,000   USD           13,166    06/20/07               (507)
EUR          14,140   USD           18,873    06/20/07               (462)
EUR          15,300   USD           20,113    06/20/07               (807)
EUR          18,126   USD           24,180    06/20/07               (604)
GBP              18   USD               35    05/01/07                 --
GBP              54   USD              107    05/01/07                 (1)
GBP              60   USD              119    05/01/07                 (1)
GBP             125   USD              249    05/01/07                 --
GBP              81   USD              163    05/02/07                 --
GBP             119   USD              237    05/02/07                 --
GBP             338   USD              675    05/02/07                 (1)
GBP             500   USD              963    06/20/07                (36)
GBP             500   USD              965    06/20/07                (34)
GBP             500   USD              966    06/20/07                (34)
GBP             500   USD              984    06/20/07                (15)
GBP             500   USD              989    06/20/07                (10)
GBP             500   USD            1,001    06/20/07                  1
GBP             500   USD            1,003    06/20/07                  3
GBP             600   USD            1,155    06/20/07                (44)
GBP             600   USD            1,194    06/20/07                 (6)
GBP           1,000   USD            1,926    06/20/07                (73)
GBP           1,000   USD            1,963    06/20/07                (36)
GBP           2,000   USD            3,852    06/20/07               (146)
GBP           3,255   USD            6,332    06/20/07               (174)
GBP           4,000   USD            7,704    06/20/07               (293)
GBP           4,100   USD            7,917    06/20/07               (279)
GBP           4,186   USD            8,139    06/20/07               (229)
GBP           4,900   USD            9,438    06/20/07               (357)
GBP           6,045   USD           11,754    06/20/07               (331)
GBP          15,663   USD           30,463    06/20/07               (848)
GBP          16,078   USD           31,259    06/20/07               (881)
GBP           8,941   USD           17,863    07/31/07                 (3)
HKD              90   USD               11    05/02/07                 --
HKD              67   USD                9    05/03/07                 --
HKD             658   USD               84    05/03/07                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
HKD             782   USD              100    06/20/07                 --
JPY           1,741   USD               15    05/01/07                 --
JPY          86,782   USD              732    05/01/07                  5
JPY          38,341   USD              321    05/02/07                 --
JPY          47,002   USD              394    05/02/07                  1
JPY           2,295   USD               61    05/07/07                 42
JPY         104,397   USD              874    05/07/07                  1
JPY          50,000   USD              424    06/20/07                  3
JPY          91,987   USD              791    06/20/07                 16
JPY         100,000   USD              845    06/20/07                  3
JPY         100,000   USD              850    06/20/07                  7
JPY         100,000   USD              856    06/20/07                 13
JPY         100,000   USD              865    06/20/07                 22
JPY         120,000   USD            1,011    06/20/07                 --
JPY         132,251   USD            1,126    06/20/07                 12
JPY         150,000   USD            1,262    06/20/07                 (1)
JPY         150,000   USD            1,262    06/20/07                 (1)
JPY         150,000   USD            1,290    06/20/07                 27
JPY         200,000   USD            1,713    06/20/07                 27
JPY         200,000   USD            1,741    06/20/07                 56
JPY         310,000   USD            2,695    06/20/07                 83
JPY         351,852   USD            3,022    06/20/07                 58
JPY         450,000   USD            3,910    06/20/07                118
JPY         478,496   USD            4,116    06/20/07                 84
JPY         650,000   USD            5,649    06/20/07                172
JPY         900,000   USD            7,703    06/20/07                120
JPY       1,865,659   USD           16,038    06/20/07                319
JPY       1,959,907   USD           16,836    06/20/07                323
JPY       5,842,160   USD           49,672    06/20/07                451
SEK           5,745   USD              854    05/02/07                 (4)
SGD             402   USD              265    05/03/07                  1
SGD              --   USD               --    05/04/07                 --
SGD           1,571   USD            1,042    06/20/07                  4
SGD           2,357   USD            1,563    06/20/07                  6
SGD           3,142   USD            2,084    06/20/07                  8
SGD           3,142   USD            2,084    06/20/07                  8
SGD           4,570   USD            3,014    06/20/07                 (5)
SGD           5,157   USD            3,395    06/20/07                (12)
SGD           5,593   USD            3,709    06/20/07                 14
SGD           6,077   USD            4,005    06/20/07                (10)
SGD           6,994   USD            4,612    06/20/07                 (9)
SGD          12,163   USD            8,021    06/20/07                (15)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                               3,397
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  47

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------

MSCI Belgium II                                                 1 Month EUR LIBOR
   Local Net Total Return
   Index                         Merrill Lynch      EUR 3,307     plus 0.15%                 06/20/07                    53

MSCI Belgium III                                                1 Month EUR LIBOR
   Local Net Total Return
   Index                         Merrill Lynch        EUR 399     plus 0.15%                 06/22/07                     6

MSCI Belgium IV                                                 1 Month EUR LIBOR
   Local Net Total Return
   Index                         Merrill Lynch        EUR 323     plus 0.15%                 09/19/07                     5
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swaps                                                         64
                                                                                                           ================

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       7.0            147,943
Consumer Discretionary                                        8.5            178,341
Consumer Staples                                              7.6            158,732
Financial Services                                           24.4            513,107
Health Care                                                   6.4            133,572
Integrated Oils                                               4.9            104,135
Materials and Processing                                     11.9            249,589
Miscellaneous                                                 0.9             18,212
Other Energy                                                  0.9             19,276
Producer Durables                                             7.7            161,071
Technology                                                    2.8             58,343
Utilities                                                    10.0            209,970
Options Purchased                                              --                641
Warrants & Rights                                             0.3              4,904
Short-Term Investments                                        5.7            119,207
Other Securities                                             33.7            707,715
                                                  ---------------    ---------------

Total Investments                                           132.7          2,784,758
Other Assets and Liabilities, Net                           (32.7)          (686,535)
                                                  ---------------    ---------------

Net Assets                                                  100.0          2,098,223
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.2              4,180
Asia                                                          8.9            188,124
Europe                                                       43.9            922,938
Japan                                                        16.9            355,347
Latin America                                                 3.2             64,690
Middle East                                                   0.2              2,720
Other Regions                                                 7.9            166,741
United Kingdom                                               17.8            372,303
Other Securities                                             33.7            707,715
                                                  ---------------    ---------------

Total Investments                                           132.7          2,784,758
Other Assets and Liabilities, Net                           (32.7)          (686,535)
                                                  ---------------    ---------------

Net Assets                                                  100.0          2,098,223
                                                  ===============    ===============

See accompanying notes which are an integral part of the financial statements.

 48  International Fund

RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
Australia                                                     4.3
Austria                                                       0.7
Belgium                                                       0.7
Bermuda                                                       0.8
Brazil                                                        0.8
Canada                                                        2.0
Cayman Islands                                                0.4
China                                                         0.4
Czech Republic                                                0.1
Denmark                                                       0.5
Egypt                                                         0.1
Finland                                                       1.2
France                                                       12.3
Germany                                                       8.3
Greece                                                        0.5
Hong Kong                                                     1.3
Hungary                                                        --*
India                                                         0.2
Indonesia                                                     0.1
Ireland                                                       0.5
Israel                                                        0.1
Italy                                                         3.8
Japan                                                        16.9
Luxembourg                                                    0.2
Mexico                                                        1.0
Netherlands                                                   3.1
Netherlands Antilles                                          0.3
New Zealand                                                   0.1
Norway                                                        0.3
Russia                                                        0.1
Singapore                                                     0.9
South Africa                                                  0.2
South Korea                                                   1.1
Spain                                                         2.0
Sweden                                                        1.4
Switzerland                                                   7.7
Taiwan                                                        0.3
Thailand                                                      0.1
United Kingdom                                               17.7
United States                                                 0.1
Preferred Stocks                                              0.4
Options Purchased                                              --*
Warrants & Rights                                             0.3

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
Short-Term Investments                                        5.7
Other Securities                                             33.7
                                                  ---------------
Total Investments                                           132.7
Other Assets and Liabilities, Net                           (32.7)
                                                  ---------------

                                                            100.0
                                                  ===============

Futures Contracts                                             0.2
Options Written                                               (--)*
Foreign Currency Exchange Contracts                           0.2
Index Swap Contracts                                           --*

* Less than .05% of net assets.

  See accompanying notes which are an integral part of the financial statements.

                                                          International Fund  49

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,024.80      $     1,021.62
Expenses Paid During
Period*                       $         3.21      $         3.21

* Expenses are equal to the Fund's annualized expense ratio of 0.64% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,025.60      $     1,022.86
Expenses Paid During
Period*                       $         1.96      $         1.96

* Expenses are equal to the Fund's annualized expense ratio of 0.39% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,025.80      $     1,023.06
Expenses Paid During
Period*                       $         1.76      $         1.76

* Expenses are equal to the Fund's annualized expense ratio of 0.35% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 50  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 101.0%
Asset-Backed Securities - 5.7%
Aames Mortgage Investment Trust (E)(A)
   Series 2005-3 Class A1
   5.470% due 08/25/35                                    703             702
ABSC NIMs Trust (p)
   Series 2005-HE6 Class A1
   5.050% due 08/27/35                                     50              50
Accredited Mortgage Loan Trust (E)
   Series 2004-2 Class A2
   5.620% due 07/25/34                                     83              83
ACE Securities Corp. (E)
   Series 2003-OP1 Class M2
   6.820% due 12/25/33                                    135             136
   Series 2005-SD3 Class A
   5.720% due 08/25/45                                    538             538
   Series 2006-FM1 Class A2A
   5.360% due 07/25/36                                    758             757
   Series 2006-FM1 Class A2B
   5.410% due 07/25/36                                  1,825           1,823
Aegis Asset Backed Securities Trust (E)
   Series 2003-3 Class M2
   6.970% due 01/25/34                                    350             352
Air 2 US (A)
   8.027% due 10/01/19                                    455             479
American Express Credit Account Master Trust
   (E)(p)
   Series 2006-A Class A
   5.310% due 08/15/11                                  1,680           1,679
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   7.557% due 02/25/33                                    155             155
   Series 2004-R10 Class A5
   5.710% due 11/25/34                                     35              35
Asset Backed Funding Certificates (E)
   Series 2006-OPT Class A3A
   5.380% due 10/25/36                                    634             634
Asset Backed Securities Corp. Home Equity (E)
   Series 2006-HE2 Class A1A
   5.570% due 03/25/36                                  1,630           1,630
Bank One Issuance Trust (E)
   Series 2003-A1 Class A1
   5.440% due 09/15/10                                  1,100           1,101
Bayview Financial Acquisition Trust
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                    325             325
Burlington Northern Santa Fe Corp. Pass-Through
   Certificate
   4.967% due 04/01/23                                    201             193

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Carrington Mortgage Loan Trust (E)
   Series 2006-NC3 Class A3
   5.470% due 08/25/36                                  2,105           2,101
Citigroup Mortgage Loan Trust, Inc. (E)(A)
   Series 2006-SHL Class A1
   5.520% due 11/25/45                                  1,646           1,645
Countrywide Asset-Backed Certificates
   Series 2001-BC3 Class A (E)
   5.800% due 12/25/31                                     59              59
   Series 2004-13 Class AF3
   3.989% due 02/25/31                                    100             100
   Series 2004-AB2 Class M3 (E)
   5.920% due 05/25/36                                    240             240
   Series 2004-BC1 Class M1 (E)
   5.820% due 02/25/34                                    172             172
   Series 2005-17 Class 1AF1 (E)
   5.520% due 12/25/36                                    214             214
   Series 2005-17 Class 4AV1 (E)
   5.430% due 05/25/36                                    188             188
   Series 2005-AB3 Class 2A1 (E)
   5.470% due 02/25/36                                    323             323
   Series 2006-11 Class 1AF4
   6.300% due 09/25/46                                    505             512
   Series 2006-BC1 Class 1A (E)
   5.520% due 04/25/36                                  2,788           2,784
   Series 2006-BC4 Class 2A2 (E)
   5.480% due 07/25/36                                  2,220           2,216
Countrywide Home Equity Loan Trust (E)
   Series 2005-A Class 2A
   5.560% due 04/15/35                                    133             134
   Series 2005-G Class 2A
   5.550% due 12/15/35                                    675             675
   Series 2006-E Class 2A
   5.460% due 07/15/36                                  1,466           1,466
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2005-CB5 Class AV2
   5.580% due 08/25/35                                    360             361
Credit-Based Asset Servicing and Securitization
   LLC
   Series 2004-CB7 Class AF5
   4.585% due 10/25/34                                    550             530
   Series 2006-CB6 Class A21 (E)
   5.360% due 07/25/36                                  1,628           1,627

                                                         Fixed Income I Fund  51

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CVS Caremark Corp. (A)
   5.789% due 01/10/26                                    193             189
   5.880% due 01/10/28                                     13              13
Equifirst Mortgage Loan Trust (E)
   Series 2004-3 Class A2
   5.650% due 12/25/34                                    123             123
Fannie Mae Grantor Trust (E)
   Series 2002-T5 Class A1
   5.560% due 05/25/32                                    520             520
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2004-FF1 Class A2
   5.720% due 12/25/32                                    207             207
   Series 2004-FFH Class 2A1
   5.700% due 10/25/34                                    114             114
   Series 2006-FF3 Class A2A
   5.400% due 02/25/36                                    522             522
Ford Credit Floorplan Master Owner Trust (E)
   Series 2004-1 Class A
   5.360% due 07/15/09                                  1,770           1,770
Fremont Home Loan Trust (E)
   Series 2004-4 Class 1A1
   5.700% due 03/25/35                                    334             334
   Series 2006-3 Class 2A1
   5.390% due 02/25/37                                    286             286
Fremont NIMs Trust (p)
   Series 2005-C Class NOTE
   5.584% due 07/25/35                                     33              21
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class A
   5.400% due 07/20/09                                    955             955
   Series 2005-1 Class A
   5.360% due 04/20/10                                  1,425           1,425
   Series 2006-3 Class A
   5.330% due 07/20/11                                  1,980           1,980
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    282             279
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.961% due 03/25/36                                    448             451
GSAA Trust (E)
   Series 2006-2 Class 2A3
   5.590% due 12/25/35                                    570             571
GSAMP Trust (E)
   Series 2003-HE2 Class M1
   5.970% due 08/25/33                                    300             301
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2006-2 Class A1
   5.470% due 03/20/36                                  2,006           2,003

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Home Equity Asset Trust (E)
   Series 2005-2 Class 2A2
   5.520% due 07/25/35                                     94              94
HSI Asset Securitization Corp. Trust (E)
   Series 2006-HE2 Class 2A1
   5.370% due 12/25/36                                    265             265
Indymac Seconds Asset Backed Trust (E)
   Series 2006-1 Class A1
   5.420% due 05/25/36                                    869             869
JP Morgan Mortgage Acquisition Corp. (E)
   Series 2005-FLD Class A1
   5.440% due 07/25/35                                     40              40
   Series 2006-WMC Class A2
   5.370% due 08/25/36                                    262             262
Lehman XS Trust (E)
   Series 2005-1 Class 2A1
   4.660% due 07/25/35                                    731             725
   Series 2005-1 Class 2A2
   4.660% due 07/25/35                                    248             251
   Series 2006-16N Class A1A
   5.400% due 11/25/46                                    748             748
   Series 2006-17 Class WF11
   5.440% due 11/25/36                                    841             841
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.600% due 10/25/34                                     80              80
   Series 2006-9 Class 2A1
   5.380% due 10/25/36                                  3,037           3,037
Master Asset Backed Securities Trust (E)
   Series 2005-NC1 Class A1
   5.610% due 12/25/34                                    567             567
Mastr Asset Backed Securities Trust (E)
   Series 2003-WMC Class M2
   6.970% due 08/25/33                                     84              84
Morgan Stanley ABS Capital I (E)
   Series 2003-NC8 Class M3
   7.420% due 09/25/33                                     76              76
   Series 2006-HE7 Class A2A
   5.370% due 09/25/36                                  2,014           2,013
   Series 2007-HE5 Class A2A
   5.466% due 03/25/37                                  2,215           2,215

 52  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust
   Series 2006-12X Class A6A
   5.726% due 10/25/36                                    415             416
New Century Home Equity Loan Trust (E)
   Series 2004-4 Class M2
   5.850% due 02/25/35                                    370             369
   Series 2005-B Class A2A
   5.440% due 10/25/35                                     31              31
Nissan Master Owner Trust Receivables (E)
   Series 2005-A Class A
   5.350% due 07/15/10                                  1,305           1,305
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   7.020% due 04/25/33                                    105             106
   Series 2003-3 Class M3
   7.320% due 06/25/33                                     69              70
   Series 2003-4 Class M2
   6.970% due 07/25/33                                     67              68
   Series 2007-4 Class 2A1
   5.410% due 04/25/37                                  3,445           3,445
Option One Mortgage Securities Corp. NIMs Trust
   (E)(p)
   Series 2006-1A
   5.420% due 12/25/10                                  1,006           1,006
Origen Manufactured Housing
   Series 2005-B Class A4
   5.910% due 01/15/37                                    100              99
Ownit Mortgage Loan Asset Backed Certificates
   (E)
   Series 2006-6 Class A2C
   5.480% due 09/25/37                                  2,390           2,386
Park Place Securities, Inc. (E)
   Series 2004-WWF Class A1D
   5.780% due 02/25/35                                    303             303
   Series 2005-WCW Class M1
   5.770% due 09/25/35                                    370             370
Popular ABS Mortgage Pass-Through Trust
   Series 2005-6 Class A3
   5.680% due 01/25/36                                    390             391
RAAC Series (E)(A)
   Series 2006-RP2 Class A
   5.570% due 02/25/37                                  1,044           1,043
Renaissance Home Equity Loan Trust
   Series 2005-1 Class M1
   5.357% due 05/25/35                                    225             222
   Series 2005-2 Class AF4
   4.934% due 08/25/35                                    245             241
   Series 2005-3 Class AV1 (E)
   5.460% due 10/25/35                                    290             290
   Series 2005-4 Class N (p)
   7.142% due 02/25/36                                    125             122

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                    305             303
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                    345             347
   Series 2003-RS2 Class AII (E)
   5.660% due 03/25/33                                    109             109
   Series 2003-RS3 Class AII (E)
   5.680% due 04/25/33                                     74              74
Residential Asset Securities Corp.
   Series 2001-KS1 Class AII (E)
   5.790% due 03/25/32                                     73              73
   Series 2001-KS3 Class AII (E)
   5.780% due 09/25/31                                     60              60
   Series 2003-KS1 Class M2 (E)
   7.945% due 01/25/33                                     54              48
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                    755             742
   Series 2003-KS2 Class MI3
   6.100% due 04/25/33                                    435             428
   Series 2006-KS6 Class A1 (E)
   5.360% due 08/25/36                                    327             327
Residential Funding Mortgage Securities II, Inc.
   (E)
   Series 2005-HS1 Class AI1
   5.440% due 09/25/35                                    631             630
Saxon Asset Securities Trust (E)
   Series 2004-1 Class A
   5.590% due 03/25/35                                     28              28
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2005-FR4 Class A3
   5.520% due 01/25/36                                    224             224
SLM Student Loan Trust (E)
   Series 2006-9 Class A1
   5.330% due 10/25/12                                    845             845
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     57              58
Soundview Home Equity Loan Trust
   Series 2006-WF1 Class A2
   5.645% due 10/25/36                                    825             823
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   5.660% due 01/25/34                                     15              15

                                                         Fixed Income I Fund  53

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-AB1 Class A2
   5.460% due 12/25/36                                    850             849
Structured Asset Investment Loan Trust (E)
   Series 2004-7 Class A1
   5.575% due 08/25/34                                     59              59
   Series 2005-3 Class M2
   5.760% due 04/25/35                                    210             209
Structured Asset Securities Corp.
   Series 2002-AL1 Class A3
   3.450% due 02/25/32                                    211             198
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    511             506
   Series 2005-WF1 Class A2 (E)
   5.520% due 02/25/35                                    660             661
   Series 2006-BC3 Class A2 (E)
   5.370% due 10/25/36                                    644             644
Textron Financial Floorplan Master Note Trust
   (E)(p)
   Series 2005-1A Class A
   5.440% due 05/13/10                                  1,640           1,642
Truman Capital Mortgage Loan Trust (E)(A)
   Series 2006-1 Class A
   5.580% due 03/25/36                                  1,651           1,651
Volkswagen Credit Auto Master Trust (E)
   Series 2005-1 Class A
   5.340% due 07/20/10                                  1,485           1,485
Wachovia Asset Securitization, Inc. (E)
   Series 2003-HE3 Class A
   5.570% due 11/25/33                                    160             160
Wells Fargo Home Equity Trust (E)(p)
   Series 2005-4 Class AI1
   5.440% due 12/25/35                                    564             564
                                                                 ------------
                                                                       76,295
                                                                 ------------

Certificates of Deposit - 0.9%
Abbey National Treasury Services PLC
   5.270% due 07/02/08                                  1,300           1,299
BNP Paribas
   5.293% due 07/03/08                                    400             400
Calyon NY
   5.330% due 01/16/09                                    800             800
Fortis Bank
   5.300% due 09/30/08                                  1,700           1,700
Nordea Bank Finland PLC
   5.307% due 04/09/09                                  1,500           1,499
Royal Bank of Canada
   5.420% due 06/30/08                                  1,100           1,101
Societe Generale
   5.271% due 06/30/08                                  2,700           2,699

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Unicredito Italiano SpA
   5.350% due 05/29/08                                  3,200           3,209
                                                                 ------------
                                                                       12,707
                                                                 ------------

Corporate Bonds and Notes - 15.4%
Abbott Laboratories
   5.600% due 05/15/11                                    310             316
   5.875% due 05/15/16                                    280             290
Alamosa Delaware, Inc.
   8.500% due 01/31/12                                    180             190
Alcoa, Inc.
   5.720% due 02/23/19 (A)                                515             514
   5.900% due 02/01/27                                  1,205           1,197
Altria Group, Inc.
   7.000% due 11/04/13                                    510             554
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              35
American Express Bank (E)
   Series BKNT
   5.330% due 10/16/08                                    800             800
American General Finance Corp. (E)
   Series MTNI
   5.478% due 06/27/08                                  1,300           1,301
American International Group, Inc.
   4.700% due 10/01/10                                    445             440
   5.375% due 10/18/11                                    480             486
   5.050% due 10/01/15 (N)                                350             344
   6.250% due 03/15/87                                  1,000             995
Anadarko Petroleum Corp.
   5.755% due 09/15/09 (E)                                480             481
   5.950% due 09/15/16                                  2,890           2,912
   6.450% due 09/15/36                                    520             521
Apache Corp.
   6.000% due 01/15/37                                    420             423
ASIF Global Financing XIX (A)
   4.900% due 01/17/13                                     50              49
AT&T Mobility LLC
   6.500% due 12/15/11                                    520             549
AT&T, Inc.
   5.100% due 09/15/14                                    325             319
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    955             999
Bank of America Corp.
   5.875% due 02/15/09                                    180             183
   5.375% due 06/19/09 (E)                              2,700           2,702
   4.375% due 12/01/10                                  1,370           1,342
   5.375% due 08/15/11 (N)                                460             465

 54  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of America NA
   Series BKNT
   5.361% due 12/18/08 (E)                              1,300           1,300
   6.000% due 10/15/36                                  2,240           2,274
Bank of New York Co., Inc. (The)
   5.125% due 11/01/11                                    540             541
Banque Paribas
   6.875% due 03/01/09                                    350             361
Bear Stearns Cos., Inc. (The)
   5.450% due 08/21/09 (E)                                800             800
   5.350% due 02/01/12                                  1,955           1,964
BellSouth Corp.
   4.750% due 11/15/12                                     20              20
   6.550% due 06/15/34 (N)                                 90              94
Bellsouth Telecommunications, Inc.
   7.000% due 12/01/95                                    520             540
Boeing Capital Corp., Ltd.
   6.100% due 03/01/11                                    150             156
Boston Scientific Corp.
   6.400% due 06/15/16                                    600             599
Burlington Northern Santa Fe Corp.
   5.650% due 05/01/17                                     45              45
   6.875% due 12/01/27                                     80              86
Campbell Soup Co.
   5.875% due 10/01/08                                    165             166
Cardinal Health, Inc.
   5.850% due 12/15/17                                    430             430
Caterpillar Financial Services Corp. (E)
   5.400% due 10/09/09                                  2,100           2,100
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    195             197
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    440             491
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                  3,205           3,511
   8.750% due 03/01/31                                  1,635           2,139
CIT Group Holdings, Inc. (E)(N)
   5.510% due 01/30/09                                  2,400           2,397
CIT Group, Inc.
   6.875% due 11/01/09                                     80              83
Citicorp
   7.250% due 10/15/11                                    455             492
Citigroup Funding, Inc. (E)
   5.343% due 12/08/08                                    400             399
Citigroup, Inc.
   5.406% due 12/26/08 (E)                                700             700
   5.400% due 01/30/09 (E)                              2,000           2,000

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.393% due 12/28/09 (E)                                800             800
   4.125% due 02/22/10                                    630             616
   6.500% due 01/18/11                                    300             314
   5.000% due 09/15/14                                  3,290           3,219
   6.125% due 08/25/36                                    100             103
Clear Channel Communications, Inc.
   4.250% due 05/15/09                                    100              97
   6.250% due 03/15/11                                    290             288
Clorox Co. (N)
   4.200% due 01/15/10                                    165             161
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                     85              86
Comcast Cable Communications LLC
   6.875% due 06/15/09                                    535             553
Comcast Cable Holdings LLC
   9.800% due 02/01/12 (N)                                315             374
   7.875% due 08/01/13                                    790             886
Comcast Corp.
   6.500% due 01/15/15                                    855             905
   5.900% due 03/15/16                                     65              66
   6.500% due 01/15/17                                    450             478
   6.500% due 11/15/35                                    775             789
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                    875             999
Consolidated Natural Gas Co.
   6.850% due 04/15/11                                    425             449
Constellation Energy Group, Inc. (N)
   4.550% due 06/15/15                                    565             528
Continental Airlines, Inc.
   Series A
   5.983% due 04/19/22                                  2,175           2,183
Costco Wholesale Corp.
   5.500% due 03/15/17                                  2,570           2,583
Countrywide Financial Corp. (N)
   6.250% due 05/15/16                                    520             525
COX Communications, Inc.
   3.875% due 10/01/08                                    240             236
   6.750% due 03/15/11                                  2,710           2,852
   5.875% due 12/01/16 (p)                                100             101
Credit Suisse First Boston USA, Inc.
   3.875% due 01/15/09                                    235             231
   4.875% due 08/15/10                                    120             120
   6.500% due 01/15/12                                     20              21
   5.500% due 08/15/13 (N)                                 95              96
Credit Suisse USA, Inc. (N)
   5.250% due 03/02/11                                    310             312
CRH America, Inc.
   6.000% due 09/30/16                                  1,170           1,196
CVS Caremark Corp.
   5.750% due 08/15/11                                    250             255

                                                         Fixed Income I Fund  55

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CVS Lease Pass Through (A)
   6.036% due 12/10/28                                    216             216
DaimlerChrysler NA Holding Corp.
   4.050% due 06/04/08                                    165             163
   5.690% due 03/13/09 (E)                              1,600           1,603
   5.770% due 03/13/09 (E)                              1,100           1,103
   5.875% due 03/15/11                                    300             306
   6.500% due 11/15/13                                    365             384
   8.500% due 01/18/31                                    900           1,134
DCP Midstream, LP
   6.875% due 02/01/11                                     35              37
Detroit Edison Co. (The)
   6.125% due 10/01/10                                    120             124
   6.350% due 10/15/32                                    105             111
Dominion Resources, Inc.
   4.750% due 12/15/10                                     90              89
   5.700% due 09/17/12                                    390             400
   Series A
   5.200% due 01/15/16                                    555             541
   Series C
   5.150% due 07/15/15                                    740             726
Dow Chemical Co. (The)
   6.000% due 10/01/12                                    160             165
DPL, Inc.
   6.875% due 09/01/11                                    430             456
DTE Energy Co.
   7.050% due 06/01/11                                  1,225           1,304
Duke Energy Corp.
   6.250% due 01/15/12                                    150             157
   5.625% due 11/30/12                                    185             190
Duke Realty, LP
   5.950% due 02/15/17                                    740             759
Eastman Kodak Co.
   7.250% due 11/15/13                                     30              30
Electronic Data Systems Corp.
   7.125% due 10/15/09                                    460             479
Eli Lilly & Co.
   6.770% due 01/01/36                                    435             495
Erac USA Finance Co. (p)
   5.900% due 11/15/15                                    945             947
Exelon Corp.
   4.900% due 06/15/15                                  2,340           2,222
   5.625% due 06/15/35                                    520             489
FedEx Corp.
   5.500% due 08/15/09                                  1,290           1,300
   7.600% due 07/01/97                                    135             158
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  2,045           2,145
   Series C
   7.375% due 11/15/31                                    920           1,056
Ford Motor Co. (N)
   7.450% due 07/16/31                                    290             229

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   7.375% due 10/28/09                                  2,430           2,432
General Electric Capital Corp.
   3.250% due 06/15/09                                  1,065           1,028
   5.430% due 01/20/10 (E)                                600             601
   5.500% due 04/28/11                                    130             132
   5.430% due 08/15/11 (E)                              1,500           1,498
   Series MTN (E)
   5.390% due 10/26/09                                  2,700           2,700
   Series MTNA
   4.125% due 09/01/09                                    780             766
   6.000% due 06/15/12                                  1,180           1,226
   5.450% due 01/15/13 (N)                              2,540           2,573
General Motors Corp.
   8.375% due 07/05/33                                     70              90
GMAC LLC
   5.625% due 05/15/09                                  1,375           1,356
   7.750% due 01/19/10                                    230             236
Goldman Sachs Group, Inc.
   5.300% due 02/14/12                                  2,765           2,773
   4.750% due 07/15/13                                    925             896
Goldman Sachs Group, Inc. (The)
   5.406% due 12/23/08 (E)                                100             100
   5.400% due 03/30/09 (E)                                600             600
   5.456% due 06/23/09 (E)                                500             500
   5.000% due 01/15/11 (N)                                150             149
   6.875% due 01/15/11                                  1,020           1,079
   5.350% due 01/15/16                                    870             859
   5.625% due 01/15/17                                    260             259
   Series MTNB (E)
   5.460% due 07/29/08                                  2,000           2,002
Goldman Sachs Group, LP
   4.500% due 06/15/10                                  1,055           1,038
Hartford Financial Services Group, Inc.
   5.550% due 08/16/08                                    785             788
   5.250% due 10/15/11                                    630             633
HBOS Treasury Services PLC (A)
   5.250% due 02/21/17                                    100             101
Hess Corp.
   7.875% due 10/01/29                                     60              70
   7.300% due 08/15/31                                    515             576
Historic TW, Inc.
   8.050% due 01/15/16                                    460             527
Home Depot, Inc.
   5.875% due 12/16/36                                  1,545           1,498
HSBC Bank USA NA (E)
   Series BKNT
   5.493% due 06/10/09                                    800             802

 56  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HSBC Finance Corp.
   5.488% due 12/05/08 (E)                                500             501
   4.750% due 05/15/09                                  3,445           3,420
   5.420% due 10/21/09 (E)                                400             400
   4.125% due 11/16/09                                  2,520           2,462
   5.435% due 03/12/10 (E)                                700             700
   6.750% due 05/15/11                                    465             490
   6.375% due 11/27/12                                    410             431
   5.000% due 06/30/15                                    250             242
ILFC E-Capital Trust II (N)(A)
   6.250% due 12/21/65                                    290             297
International Business Machines Corp.
   7.125% due 12/01/96                                    445             510
International Lease Finance Corp.
   3.500% due 04/01/09                                    215             209
   4.750% due 07/01/09                                  1,435           1,428
   5.750% due 06/15/11                                    230             236
   5.625% due 09/20/13                                  1,845           1,879
International Steel Group, Inc. (N)
   6.500% due 04/15/14                                    440             460
ITT Corp.
   7.400% due 11/15/25                                     65              75
JC Penney Corp., Inc.
   6.375% due 10/15/36                                     --              --
Jersey Central Power & Light Co.
   5.625% due 05/01/16                                    200             201
John Deere Capital Corp.
   4.875% due 03/16/09                                    635             632
JP Morgan Chase Capital XV
   5.875% due 03/15/35                                  1,935           1,878
JP Morgan Chase Capital XX (N)
   Series T
   6.550% due 09/29/36                                    100             102
JPMorgan Chase & Co.
   5.600% due 06/01/11                                    190             194
   5.125% due 09/15/14                                  1,260           1,246
   5.150% due 10/01/15                                    260             256
JPMorgan Chase Bank NA
   Series BKNT
   5.875% due 06/13/16                                    405             419
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    950             998
Kerr-McGee Corp.
   6.950% due 07/01/24                                    290             309
Kinder Morgan Energy Partners, LP
   7.125% due 03/15/12                                    185             199
   5.000% due 12/15/13                                    115             112
   6.000% due 02/01/17                                     40              41
Kraft Foods, Inc.
   5.625% due 11/01/11                                  1,155           1,170
Kroger Co. (The) (N)
   7.500% due 04/01/31                                     65              70

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.
   5.445% due 01/23/09 (E)                              1,200           1,201
   5.450% due 04/03/09 (E)                              1,000           1,000
   5.460% due 08/21/09 (E)                                400             400
   5.250% due 02/06/12 (N)                                610             612
   5.500% due 04/04/16 (N)                                220             220
Liberty Property, LP
   5.500% due 12/15/16                                    580             577
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                    180             178
Marshall & Ilsley Corp.
   5.350% due 04/01/11                                  1,345           1,356
Merrill Lynch & Co., Inc.
   5.560% due 07/25/11 (E)                                700             701
   6.220% due 09/15/26                                  1,885           1,919
   Series MTNB
   3.125% due 07/15/08                                  1,125           1,096
   Series MTNC
   5.430% due 06/16/08 (E)                              1,900           1,902
   4.250% due 02/08/10                                  1,170           1,142
MetLife, Inc.
   5.700% due 06/15/35                                    730             708
   6.400% due 12/15/36                                    410             409
Midamerican Energy Co.
   5.800% due 10/15/36                                    915             907
Midamerican Energy Holdings Co.
   Series WI
   6.125% due 04/01/36                                  2,315           2,353
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    300             301
Monumental Global Funding II (p)
   4.625% due 03/15/10                                    200             198
Morgan Stanley
   3.875% due 01/15/09                                    840             824
   5.625% due 01/09/12                                    370             376
   4.750% due 04/01/14 (N)                                250             239
   5.375% due 10/15/15                                    265             262
   5.810% due 10/18/16 (E)                                140             140
   Series GMTN (E)
   5.470% due 02/09/09                                    100             100
   Series MTn (E)
   5.450% due 01/15/10                                    600             600
Motorola, Inc.
   5.220% due 10/01/97                                    780             588
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    300             310
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                  2,005           2,037

                                                         Fixed Income I Fund  57

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
News America Holdings, Inc.
   7.900% due 12/01/95                                    250             288
   8.250% due 10/17/96                                     50              60
News America, Inc.
   6.200% due 12/15/34                                     35              34
   6.150% due 03/01/37 (A)                              2,785           2,727
Nisource Finance Corp.
   7.875% due 11/15/10                                    365             396
Norfolk Southern Corp.
   6.200% due 04/15/09                                    645             655
   7.050% due 05/01/37                                    195             215
   6.000% due 03/15/49                                    410             366
   7.900% due 05/15/97                                    605             710
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                  1,110           1,255
Ohio Power Co. (N)
   Series F
   5.500% due 02/15/13                                     45              45
ONEOK Partners, LP
   6.650% due 10/01/36                                    515             536
Owens Corning, Inc. (p)
   6.500% due 12/01/16                                    725             739
Pacific Gas & Electric Co.
   3.600% due 03/01/09                                     75              73
   4.200% due 03/01/11                                    180             175
   6.050% due 03/01/34                                    425             434
   5.800% due 03/01/37                                     80              79
Pemex Project Funding Master Trust
   7.375% due 12/15/14 (N)                                600             671
   5.750% due 12/15/15                                    200             203
   8.625% due 02/01/22                                    100             126
Progress Energy, Inc.
   7.750% due 03/01/31                                     95             115
   7.000% due 10/30/31                                    185             207
ProLogis
   5.625% due 11/15/15                                  1,340           1,354
Prudential Financial, Inc.
   5.100% due 12/14/11                                    965             964
Rabobank Capital Funding II (f)(A)
   5.260% due 12/31/49                                     20              20
Rabobank Capital Funding Trust (f)(A)
   5.254% due 12/29/49                                     40              39
RBS Capital Trust III (f)
   5.512% due 09/29/49                                    515             507
Regions Financial Corp.
   4.500% due 08/08/08                                  1,220           1,206
Residential Capital LLC
   6.125% due 11/21/08                                    290             290
   6.000% due 02/22/11                                  1,155           1,142
RR Donnelley & Sons Co.
   6.125% due 01/15/17                                    910             906
Safeway, Inc. (N)
   7.250% due 02/01/31                                     45              48

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SBC Communications, Inc. (N)
   6.150% due 09/15/34                                    215             216
Sigma Finance, Inc. (E)(A)
   8.500% due 08/11/16                                    690             690
Simon Property Group, LP
   5.750% due 12/01/15                                  1,680           1,711
   6.100% due 05/01/16                                    755             787
   5.250% due 12/01/16                                  2,395           2,347
SLM Corp.
   Series MTNA
   4.000% due 01/15/09                                  1,155           1,123
Southern Natural Gas Co. (A)
   5.900% due 04/01/17                                     60              60
Sprint Capital Corp.
   8.375% due 03/15/12                                    360             401
   6.875% due 11/15/28                                    245             243
   8.750% due 03/15/32                                     80              94
Sprint Nextel Corp.
   6.000% due 12/01/16                                  2,015           1,978
State Street Bank & Trust Co.
   Series BKNT
   5.300% due 01/15/16                                    135             134
State Street Capital Trust IV (E)
   6.355% due 06/15/37                                    100             100
SunTrust Capital VIII
   6.100% due 12/15/36                                    500             475
Time Warner Cable, Inc. (A)
   5.400% due 07/02/12                                    265             266
   5.850% due 05/01/17                                  4,380           4,406
Time Warner Entertainment Co., LP
   Series *
   8.375% due 07/15/33                                    105             128
Time Warner, Inc.
   6.875% due 05/01/12                                    485             516
   5.875% due 11/15/16                                    690             695
   7.700% due 05/01/32                                    100             114
TXU Corp.
   Series P
   5.550% due 11/15/14                                    110              99
   Series Q
   6.500% due 11/15/24                                     40              35
   Series R
   6.550% due 11/15/34                                    465             400
Unilever Capital Corp. (N)
   5.900% due 11/15/32                                    315             309
Union Pacific Corp.
   3.625% due 06/01/10                                    450             429

 58  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Technologies Corp.
   5.400% due 05/01/35                                     70              67
UnitedHealth Group, Inc.
   5.250% due 03/15/11                                    220             221
US Bancorp
   5.300% due 04/28/09                                  1,450           1,460
US Bank NA
   5.700% due 12/15/08                                     70              71
USB Capital IX (f)(N)
   6.189% due 04/15/49                                    100             103
Verizon Communications, Inc.
   5.350% due 02/15/11                                    775             780
   5.850% due 09/15/35                                    410             394
Verizon Global Funding Corp. (N)
   7.375% due 09/01/12                                    275             302
Verizon Virginia, Inc. (N)
   Series A
   4.625% due 03/15/13                                    885             843
Viacom, Inc.
   5.750% due 04/30/11                                    100             101
Wachovia Bank NA
   Series BKNT
   5.320% due 10/03/08 (E)                              2,300           2,300
   5.800% due 12/01/08                                    280             283
Wachovia Capital Trust III (f)
   5.800% due 03/15/42                                    250             254
Wachovia Corp.
   5.700% due 08/01/13                                  2,140           2,195
   5.250% due 08/01/14                                    355             353
   5.625% due 10/15/16 (N)                                400             403
Waste Management, Inc.
   6.375% due 11/15/12                                    555             583
WellPoint, Inc.
   5.850% due 01/15/36                                    120             116
Wells Fargo & Co.
   5.300% due 08/26/11                                     20              20
   4.950% due 10/16/13 (N)                                175             173
Wells Fargo Bank NA
   5.750% due 05/16/16                                    220             227
Wells Fargo Capital X
   5.950% due 12/15/36                                    100              98
Weyerhaeuser Co.
   6.750% due 03/15/12                                    395             416
Wyeth
   6.950% due 03/15/11                                  1,985           2,111
   5.500% due 03/15/13                                     60              61
   5.500% due 02/01/14                                     55              56
   5.950% due 04/01/37                                    635             635
XTO Energy, Inc.
   7.500% due 04/15/12                                     40              44
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    530             553
                                                                 ------------
                                                                      207,907
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

International Debt - 3.9%
Aiful Corp. (A)
   5.000% due 08/10/10                                    300             296
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    545             609
AXA SA
   8.600% due 12/15/30                                    100             129
Banco Mercantil del Norte SA (A)
   6.862% due 10/13/21                                    500             513
Banque Centrale de Tunisie
   8.250% due 09/19/27                                    550             670
BNP Paribas (f)(p)
   5.186% due 06/29/49                                    800             771
British Telecommunications PLC
   9.125% due 12/15/30                                    145             202
Canadian Natural Resources, Ltd.
   5.700% due 05/15/17                                    100             100
   6.500% due 02/15/37                                    255             262
China Development Bank
   5.000% due 10/15/15                                    100              99
CIT Group Funding Co. of Canada (N)
   5.600% due 11/02/11                                    220             222
Citigroup Global Markets Deutschland AG for OAO
   Gazprom
   10.500% due 10/21/09                                   500             559
Conoco Funding Co.
   6.350% due 10/15/11                                    815             857
Corp. Nacional del Cobre de Chile (p)
   6.150% due 10/24/36                                    100             104
Crest, Ltd. (p)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  1,710           1,701
Depfa ACS Bank (A)
   5.125% due 03/16/37                                    300             287
Deutsche Telekom International Finance BV
   5.546% due 03/23/09 (E)                                900             902
   8.000% due 06/15/10                                    545             590
   5.750% due 03/23/16 (N)                                300             301
   8.250% due 06/15/30                                    155             195
Egypt Government AID Bonds
   4.450% due 09/15/15                                    660             638
Eksportfinans ASA
   5.500% due 05/25/16                                    450             466
Export-Import Bank of China (p)
   4.875% due 07/21/15                                    465             454

                                                         Fixed Income I Fund  59

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Export-Import Bank of Korea (p)
   4.125% due 02/10/09                                    255             250
Falconbridge, Ltd.
   6.000% due 10/15/15                                    495             512
Gaz Capital for Gazprom (A)
   6.212% due 11/22/16                                  1,420           1,434
   6.510% due 03/07/22                                    260             267
Glitnir Banki HF (A)
   6.330% due 07/28/11                                    270             280
   6.693% due 06/15/16                                    450             471
Harborview NIM Corp. (p)
   Series 2006-9A Class N1
   6.409% due 11/19/36                                    244             244
HBOS PLC (f)(p)
   5.920% due 09/29/49                                    100              98
HSBC Holdings PLC
   6.500% due 05/02/36                                    345             370
Ispat Inland ULC
   9.750% due 04/01/14                                    610             679
Kaupthing Bank Hf
   6.050% due 04/12/11 (E)                                750             756
   5.750% due 10/04/11 (A)                                100             101
   7.125% due 05/19/16 (A)                              1,250           1,353
Klio Funding, Ltd. (E)(p)
   Series 2004-1A Class A1
   5.910% due 04/23/39                                  1,515           1,522
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    125             124
Mexico Government International Bond
   5.625% due 01/15/17                                     16              16
   Series MTNA (N)
   6.750% due 09/27/34                                  1,204           1,342
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    315             322
MUFG Capital Finance 1, Ltd. (f)
   6.346% due 07/29/49                                    200             204
National Australia Bank, Ltd. (E)(p)
   5.380% due 09/11/09                                    500             500
Newcastle CDO, Ltd. (p)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                    845             800
Petrobras International Finance Co.
   6.125% due 10/06/16                                    390             399
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                     86              84
Province of Quebec Canada
   Series PJ
   6.125% due 01/22/11                                    815             848
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                    435             420

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co., Ltd. III
   (p)
   5.838% due 09/30/27                                    250             240
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                    375             373
Resona Preferred Global Securities Cayman, Ltd.
   (f)(A)
   7.191% due 12/29/49                                    300             317
Rogers Cable, Inc.
   6.750% due 03/15/15                                  1,150           1,210
Rogers Wireless, Inc.
   6.375% due 03/01/14                                    875             903
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                    200             221
Royal Bank of Scotland PLC (E)
   5.760% due 07/06/12                                  2,400           2,401
Royal KPN NV
   8.000% due 10/01/10                                    550             598
Russia Government International Bond
   5.000% due 03/31/30 (p)                                488             554
   Series REGS
   5.000% due 03/31/30                                    280             318
Santander Financial Issuances
   6.375% due 02/15/11                                    120             125
Santander US Debt SA Unipersonal (E)(p)
   5.358% due 11/20/08                                  1,200           1,202
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    460             490
Shinsei Finance Cayman, Ltd. (f)(A)
   6.418% due 01/29/49                                    400             405
Siemens Financieringsmaatschappij NV (p)
   5.500% due 02/16/12                                  1,400           1,417
   6.125% due 08/17/26                                  1,950           1,990
SMFG Preferred Capital, Ltd. (f)(A)
   6.078% due 01/29/49                                    970             973
Sumitomo Mitsui Banking Corp. (f)(p)
   5.625% due 07/29/49                                    145             143
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    250             259
Talisman Energy, Inc.
   6.250% due 02/01/38                                  2,200           2,117
Telecom Italia Capital SA
   5.250% due 10/01/15                                    505             485

 60  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telefonica Emisiones SAU
   5.665% due 06/19/09 (E)                                800             803
   7.045% due 06/20/36                                     90              97
Telefonica Europe BV
   7.750% due 09/15/10                                  1,235           1,330
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    515             509
TELUS Corp.
   8.000% due 06/01/11                                    755             825
TNK-BP Finance SA (A)
   Series 144a
   7.500% due 07/18/16                                    400             424
Transocean, Inc. (E)
   5.566% due 09/05/08                                    500             500
Tyco International Group SA
   6.750% due 02/15/11                                    600             638
   6.375% due 10/15/11                                    355             375
   6.000% due 11/15/13                                    720             757
   7.000% due 06/15/28                                     30              36
   6.875% due 01/15/29                                     90             107
Vale Overseas, Ltd.
   6.250% due 01/11/16                                     95              97
   6.250% due 01/23/17 (N)                              1,065           1,092
   6.875% due 11/21/36 (N)                                576             611
Vodafone Group PLC (N)
   5.750% due 03/15/16                                    175             177
WEA Finance LLC/WCI Finance LLC (p)
   5.700% due 10/01/16                                  2,210           2,236
Xstrata Finance Canada, Ltd. (p)
   5.500% due 11/16/11                                    130             131
   5.800% due 11/15/16                                    130             131
                                                                 ------------
                                                                       51,940
                                                                 ------------

Loan Agreements - 0.3%
Starbound Reinsurance, Ltd.,
   Term Loan B
   6.870% due 03/31/08                                  4,000           4,000
                                                                 ------------

Mortgage-Backed Securities - 57.8%
Adjustable Rate Mortgage Trust (E)
   Series 2005-3 Class 8A2
   5.560% due 07/25/35                                    386             387
American Home Mortgage Investment Trust (E)
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    299             295
   Series 2005-2 Class 5A2
   5.470% due 09/25/35                                    433             433
   Series 2005-3 Class 3A2
   5.500% due 09/25/35                                    235             235
   Series 2005-4 Class 1A1
   5.610% due 11/25/45                                  1,060           1,063

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Arcap Reit, Inc. (p)
   Series 2004-RR3 Class B
   5.040% due 09/21/45                                    420             404
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    885             878
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    580             567
   Series 2005-2 Class A4
   4.783% due 07/10/43                                    865             850
   Series 2005-3 Class A2
   4.501% due 07/10/43                                    445             437
   Series 2005-3 Class A4
   4.668% due 07/10/43                                  1,200           1,150
   Series 2005-6 Class A1
   5.001% due 09/10/47                                  1,632           1,626
   Series 2005-6 Class A2
   5.165% due 09/10/47                                  1,275           1,275
   Series 2006-1 Class A4
   5.372% due 09/10/45                                    305             305
   Series 2006-3 Class A4
   5.889% due 07/10/44                                  1,030           1,067
   Series 2006-4 Class A4
   5.669% due 07/10/46                                  1,350           1,374
   Series 2007-1 Class A3
   5.449% due 01/15/49                                  1,235           1,248
   Series 2007-1 Class A4
   5.451% due 01/15/49                                  1,010           1,019
Banc of America Funding Corp.
   Series 2005-5 Class 1A11
   5.500% due 09/25/35                                    898             880
   Series 2005-D Class A1 (E)
   4.113% due 05/25/35                                    455             448
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                    820             821
   Series 2006-A Class 3A2
   5.899% due 02/20/36                                  3,720           3,752
   Series 2006-A Class 4A1 (E)
   5.580% due 02/20/36                                    879             882
   Series 2006-G Class 2A1 (E)
   5.540% due 07/20/36                                  1,106           1,108
   Series 2006-G Class 2A2 (E)
   5.400% due 07/20/36                                    948             946
Banc of America Mortgage Securities, Inc.
   Series 2003-9 Class 1A12 (E)
   5.770% due 12/25/33                                  1,054           1,058

                                                         Fixed Income I Fund  61

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     35              35
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    116             117
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                    704             696
   Series 2005-L Class 3A1 (E)
   5.459% due 01/25/36                                    437             436
   Series 2006-2 Class A15
   6.000% due 07/25/36                                    876             884
Bank of America Alternative Loan Trust
   Series 2003-2 Class CB2 (E)
   5.820% due 04/25/33                                    171             172
   Series 2003-10 Class 2A2 (E)
   5.770% due 12/25/33                                    418             420
   Series 2006-5 Class CB17
   6.000% due 06/25/36                                    704             713
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2004-4 Class A4
   3.517% due 06/25/34                                    380             374
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.383% due 05/25/35                                    618             618
   Series 2006-4 Class 32A1
   6.479% due 07/25/36                                  3,307           3,381
Bear Stearns Commercial Mortgage Securities
   Series 2005-PWR Class A1
   4.386% due 02/11/41                                    353             350
   Series 2006-PW1 Class A1
   5.044% due 12/01/38                                  2,271           2,262
Chase Mortgage Finance Corp.
   Series 2003-S8 Class A1
   4.500% due 09/25/18                                    444             427
   Series 2005-A1 Class 2A2 (E)
   5.244% due 12/25/35                                  1,609           1,596
   Series 2006-A1 Class 1A1 (E)
   6.057% due 09/25/36                                  1,376           1,379
   Series 2006-S4 Class A3
   6.000% due 12/25/36                                    770             778
   Series 2006-S4 Class A4
   6.000% due 12/25/36                                    405             408
   Series 2007-A1 Class 5A1
   4.172% due 02/25/37                                  3,729           3,665
Citigroup Mortgage Loan Trust, Inc.
   Series 2004-HYB Class A2 (E)
   6.274% due 02/25/34                                     77              78
   Series 2005-11 Class A2A (E)
   4.700% due 12/25/35                                    172             171
   Series 2006-WF1 Class A2F
   5.657% due 03/01/36                                    565             564

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-WFH Class A1 (E)
   5.370% due 10/25/36                                  1,829           1,829
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2006-CD3 Class A5
   5.617% due 10/15/48                                    540             549
Citimortgage Alternative Loan Trust
   Series 2006-A3 Class 1A5
   6.000% due 07/25/36                                    463             467
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A3
   6.040% due 09/15/30                                  3,715           3,727
Countrywide Alternative Loan Trust
   Series 2004-2CB Class 1A4 (E)
   5.720% due 03/25/34                                    682             684
   Series 2005-56 Class 4A1 (E)
   5.630% due 11/25/35                                  1,129           1,132
   Series 2005-59 Class 1A1 (E)
   5.650% due 11/20/35                                  1,373           1,378
   Series 2005-J8 Class 1A3
   5.500% due 07/25/35                                    659             659
   Series 2005-J12 Class 2A1 (E)
   5.590% due 11/25/35                                  1,212           1,214
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                    272             272
   Series 2006-9T1 Class A7
   6.000% due 05/25/36                                    355             359
   Series 2006-J2 Class A3
   6.000% due 04/25/36                                    528             534
Countrywide Asset-Backed Certificates (E)
   Series 2005-IM2 Class A3
   5.590% due 01/25/36                                  2,535           2,536
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-7 Class 5A2 (E)
   5.590% due 05/25/34                                     69              69
   Series 2004-16 Class 1A1 (E)
   5.720% due 09/25/34                                    514             516
   Series 2005-3 Class 1A2 (E)
   5.610% due 04/25/35                                     80              80
   Series 2005-HYB Class 3A2A (E)
   5.250% due 02/20/36                                    162             161
   Series 2005-R3 Class AF (E)(A)
   5.720% due 09/25/35                                  1,167           1,174
   Series 2006-HYB Class 2A1A
   5.741% due 05/20/36                                    823             833

 62  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2007-HY1 Class 1A2
   5.736% due 04/25/37                                    268             268
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2005-C4 Class A3
   5.120% due 08/15/38                                  5,050           5,022
   Series 2005-C6 Class A1
   4.938% due 12/15/40                                  1,056           1,050
   Series 2005-C6 Class A4
   5.230% due 12/15/40                                  1,265           1,255
Credit Suisse Morgan Stanley Commercial Mortgage
   Trust (E)(p)
   Series 2006-HC1 Class A1
   5.510% due 05/15/23                                  1,445           1,445
Credit Suisse Mortgage Capital Certificates
   Series 2006-C1 Class A1
   4.367% due 07/15/10                                    358             352
   Series 2006-C1 Class AAB
   5.555% due 02/15/39                                    945             959
   Series 2006-C2 Class A1
   5.250% due 03/15/39                                    813             814
   Series 2006-C2 Class A2
   5.659% due 03/15/39                                    870             889
   Series 2006-C4 Class A1
   4.771% due 09/15/39                                  2,241           2,218
   Series 2006-C4 Class A3
   5.467% due 09/15/39                                    455             457
   Series 2006-TF2 Class SVA1 (E)(p)
   5.550% due 10/15/21                                  2,575           2,577
   Series 2006-TFL Class A1 (E)(p)
   5.440% due 04/15/21                                  1,309           1,310
   Series 2007-C1 Class A3
   5.383% due 02/15/40                                  2,510           2,505
   Series 2007-C2 Class A2
   5.478% due 01/15/49                                    990             995
   Series 2007-C2 Class A3
   5.542% due 01/15/49                                    725             729
CS First Boston Mortgage Securities Corp.
   Series 1998-C2 Class A2
   6.300% due 11/15/30                                    277             280
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2005-AR1 Class 2A3
   5.012% due 08/25/35                                    840             856
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    472             474
Downey Savings & Loan Association Mortgage Loan
   Trust
   Series 2004-AR3 Class 1A1B (E)
   7.240% due 07/19/44                                    201             203

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-AR6 Class 2A1A (E)
   5.610% due 10/19/45                                  1,155           1,160
Fannie Mae
   7.000% due 2011                                          6               6
   8.000% due 2011                                          3               3
   5.363% due 2012                                        593             597
   5.500% due 2013                                         11              11
   6.500% due 2013                                         39              40
   6.500% due 2015                                         25              26
   7.000% due 2015                                          8               8
   6.000% due 2016                                        106             108
   6.500% due 2016                                         32              33
   5.000% due 2017                                        232             229
   5.500% due 2017                                         18              18
   6.000% due 2017                                      1,283           1,305
   6.500% due 2017                                        315             323
   7.500% due 2017                                          1               1
   4.500% due 2018                                      3,757           3,646
   5.000% due 2018                                      3,042           3,009
   5.500% due 2018                                        559             562
   6.500% due 2018                                        325             333
   4.500% due 2019                                      1,225           1,188
   5.000% due 2019                                     10,235          10,105
   6.500% due 2019                                        175             181
   4.000% due 2020                                      2,814           2,658
   4.500% due 2020                                      6,667           6,463
   5.000% due 2020                                     14,413          14,222
   6.500% due 2020                                         70              72
   4.000% due 2021                                        755             713
   5.000% due 2021                                        947             933
   6.000% due 2021                                      3,242           3,295
   8.000% due 2024                                        125             133
   8.500% due 2024                                         25              27
   9.000% due 2024                                          4               4
   7.000% due 2025                                         24              24
   8.000% due 2025                                          1               1
   8.500% due 2025                                         24              24
   7.000% due 2026                                         29              29
   9.000% due 2026                                          5               6
   7.000% due 2027                                         10              10
   9.000% due 2027                                          1               1
   6.500% due 2028                                        523             540
   6.500% due 2029                                      1,110           1,147
   7.000% due 2029                                        153             160
   6.500% due 2030                                          9              10
   8.000% due 2030                                        156             166
   6.500% due 2031                                        160             165

                                                         Fixed Income I Fund  63

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   8.000% due 2031                                        144             152
   5.500% due 2032                                         72              72
   6.000% due 2032                                      1,504           1,527
   6.500% due 2032                                      1,860           1,917
   7.000% due 2032                                        677             701
   8.000% due 2032                                          6               7
   3.907% due 2033 (E)                                    540             539
   4.500% due 2033                                      1,024             965
   4.678% due 2033 (E)                                    325             327
   5.000% due 2033                                      7,461           7,226
   5.500% due 2033                                     19,383          19,225
   6.000% due 2033                                        812             821
   6.500% due 2033                                        975           1,004
   4.500% due 2034                                      1,314           1,235
   5.000% due 2034                                     11,424          11,061
   5.500% due 2034                                     32,880          32,588
   6.000% due 2034                                      8,857           8,950
   6.500% due 2034                                        876             900
   4.375% due 2035 (E)                                  1,662           1,661
   4.500% due 2035                                      3,032           2,852
   4.538% due 2035 (E)                                    829             830
   4.853% due 2035 (E)                                    501             498
   5.000% due 2035                                      9,300           8,995
   5.500% due 2035                                     53,143          52,639
   6.000% due 2035                                      6,066           6,129
   7.015% due 2035 (E)                                    554             574
   7.021% due 2035 (E)                                    772             801
   7.038% due 2035 (E)                                  1,216           1,261
   4.338% due 2036 (E)                                  1,617           1,615
   4.780% due 2036 (E)                                    816             815
   5.000% due 2036                                     13,802          13,348
   5.500% due 2036                                        960             950
   6.000% due 2036                                      5,841           5,882
   6.500% due 2036                                      6,382           6,516
   7.000% due 2036                                         85              88
   6.500% due 2037                                      2,053           2,098
   Series 1992-158 Class ZZ
   7.750% due 08/25/22                                    257             272
   Series 1993-134 Class H
   6.500% due 08/25/08                                    599             600
   Series 1999-56 Class Z
   7.000% due 12/18/29                                    342             359
   Series 2003-32 Class FH (E)
   5.720% due 11/25/22                                    270             270
   Series 2003-78 Class FI (E)
   5.720% due 01/25/33                                    601             605
   Series 2003-337 Class 1
   Principal Only STRIP
   Zero coupon due 07/01/33                               838             623
   Series 2003-343 Class 6
   Interest Only STRIP
   5.000% due 10/01/33                                    826             172

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-345 Class 18
   Interest Only STRIP
   4.500% due 12/01/18                                  2,017             287
   Series 2003-345 Class 19
   Interest Only STRIP
   4.500% due 01/01/19                                  2,248             319
   Series 2004-21 Class FL (E)
   5.670% due 11/25/32                                    306             307
   Series 2005-65 Class FP (E)
   5.570% due 08/25/35                                    437             438
   Series 2006-369 Class 8
   Interest Only STRIP
   5.500% due 04/01/36                                    609             142
   Series 2006-371 Class 2
   Interest Only STRIP
   6.500% due 07/01/36                                     34               7
   Series 2006-373 Class 1
   Principal Only STRIP
   Zero coupon due 07/01/36                               596             453
   15 Year TBA (I)
   4.500%                                               2,415           2,337
   5.000%                                               9,580           9,442
   5.500%                                               7,790           7,800
   6.000%                                                 300             305
   30 Year TBA (I)
   4.500%                                               1,780           1,672
   5.000%                                              42,360          40,910
   5.500%                                              22,635          22,380
   6.000%                                              30,265          30,491
   6.500%                                              13,365          13,644
Fannie Mae Grantor Trust
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  1,810           1,885
Fannie Mae REMICS
   Series 2006-5 Class 3A2 (E)
   4.673% due 05/25/35                                    100              99
   Series 2006-48 Class LG
   Principal Only STRIP
   Zero coupon due 06/25/36                               167             124
Fannie Mae Whole Loan (E)
   Series 2004-W2 Class 5AF
   5.670% due 03/25/44                                    562             562
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities (E)
   Series 2005-63 Class 1A1
   6.133% due 02/25/45                                     96              96

 64  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FHA Project Citi 68 NP
   7.430% due 06/27/21                                    245             248
First Horizon Alternative Mortgage Securities
   Series 2004-AA3 Class A1 (E)
   5.300% due 09/25/34                                    156             155
   Series 2006-AA5 Class A2 (E)
   6.626% due 09/25/36                                    483             496
   Series 2006-AA7 Class A1 (E)
   6.600% due 01/25/37                                  2,543           2,607
   Series 2006-FA3 Class A6
   6.000% due 07/25/36                                    480             485
First Horizon Asset Securities, Inc. (E)
   Series 2005-AR5 Class 3A1
   5.540% due 10/25/35                                    196             197
Freddie Mac
   5.000% due 01/16/09                                  3,485           3,490
   4.500% due 2013 (N)                                  3,670           3,603
   9.000% due 2016                                         44              47
   5.000% due 2018                                        309             306
   5.000% due 2019                                        591             583
   4.500% due 2020                                        854             827
   7.078% due 2027 (E)                                     33              34
   5.500% due 2032                                        424             421
   5.500% due 2033                                        105             104
   4.613% due 2034 (E)                                    311             314
   5.000% due 2035                                      2,450           2,371
   6.000% due 2035                                        418             420
   5.000% due 2036                                      2,733           2,644
   5.119% due 2036 (E)                                  1,653           1,647
   5.891% due 2036 (E)                                    309             313
   5.952% due 2036 (E)                                    715             723
   5.971% due 2036 (E)                                    370             375
   6.125% due 2036 (E)                                  1,003           1,020
   5.920% due 2037 (E)                                  1,164           1,176
   Series 1993-160 Class I
   Interest Only STRIP
   6.500% due 11/15/08                                     60               2
   Series 1998-210 Class ZM
   6.000% due 12/15/28                                    672             681
   Series 2000-226 Class F (E)
   5.770% due 11/15/30                                     12              12
   Series 2001-229 Class KF (E)
   5.570% due 07/25/22                                    409             404
   Series 2003-262 Class AB
   2.900% due 11/15/14                                    580             565
   Series 2004-277 Class UF (E)
   5.620% due 06/15/33                                    740             742
   Series 2004-281 Class DF (E)
   5.770% due 06/15/23                                    228             231
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    344              51

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-294 Class FA (E)
   5.490% due 03/15/20                                    446             447
   Series 2005-305 Class JF (E)
   5.620% due 10/15/35                                    493             494
   15 Year TBA (I)
   5.000%                                               2,500           2,464
   30 Year TBA (I)
   5.000%                                              11,475          11,088
   5.500%                                              15,995          15,815
   6.000%                                              17,200          17,340
Freddie Mac Gold
   7.000% due 2008                                          5               5
   8.000% due 2009                                          5               5
   6.000% due 2010                                         38              38
   7.000% due 2010                                         58              60
   8.000% due 2010                                         15              16
   6.000% due 2011                                        134             135
   7.000% due 2011                                          7               8
   6.000% due 2012                                          3               3
   6.000% due 2013                                         27              27
   12.000% due 2014                                        19              21
   6.000% due 2016                                        363             370
   9.000% due 2016                                         20              21
   6.000% due 2017                                        362             369
   4.500% due 2018                                        992             963
   5.000% due 2018                                        701             693
   4.500% due 2019                                        938             911
   5.500% due 2019                                        778             780
   5.500% due 2020                                      2,029           2,035
   6.500% due 2025                                         17              17
   8.000% due 2025                                         31              32
   9.000% due 2026                                          1               1
   6.500% due 2027                                          2               2
   8.500% due 2027                                         61              65
   6.500% due 2028                                        188             194
   6.500% due 2029                                        354             364
   7.243% due 2030 (E)                                      6               6
   6.000% due 2031                                         15              15
   6.500% due 2031                                        595             614
   5.500% due 2032                                      2,852           2,828
   6.500% due 2032                                        599             618
   7.000% due 2032                                        267             277
   7.500% due 2032                                         77              81
   5.000% due 2033                                        534             518
   5.500% due 2033                                      5,556           5,506
   6.000% due 2033                                        546             552
   4.500% due 2034                                        147             139
   5.000% due 2034                                      2,391           2,317

                                                         Fixed Income I Fund  65

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.500% due 2034                                      2,680           2,656
   6.000% due 2034                                        816             825
   6.500% due 2034                                         52              53
   5.000% due 2035                                      4,905           4,746
   5.500% due 2035                                      1,964           1,946
   5.000% due 2036                                        487             471
Freddie Mac Reference REMICS
   Series 2006-R00 Class AK
   5.750% due 12/15/18                                    565             568
   Series 2006-R00 Class FK (E)
   5.720% due 07/15/23                                    458             460
Freddie Mac REMICS
   Series 2003-258 Class IG
   Interest Only STRIP
   4.500% due 10/15/16                                    320              32
   Series 2003-269 Class FE (E)
   5.920% due 12/15/28                                    685             692
   Series 2004-277 Class KE
   3.500% due 12/15/17                                    215             214
   Series 2005-299 Class KF (E)
   5.720% due 06/15/35                                    231             231
   Series 2005-301 Class IM
   Interest Only STRIP
   5.500% due 01/15/31                                    486              60
   Series 2006-323 Class PA
   6.000% due 03/15/26                                    825             836
Freddie Mac Strips
   Series 2007-245 Class IO
   Interest Only STRIP
   5.000% due 03/01/37                                  1,035             267
   Series 2007-245 Class PO
   Principal Only STRIP
   5.119% due 11/15/36                                  1,035             736
GE Capital Commercial Mortgage Corp.
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                    393             386
   Series 2005-C1 Class A5
   4.772% due 06/10/48                                    400             387
   Series 2006-C1 Class A4
   5.518% due 03/10/44                                    905             908
GE Capital Commercial Mortgage Corp.
   Series 2007-C1 Class A4
   5.489% due 02/10/17                                    500             503
Ginnie Mae I
   6.500% due 2008                                          2               2
   6.500% due 2009                                         17              17
   6.500% due 2010                                          4               4
   7.000% due 2011                                         12              13
   9.500% due 2016                                          1               1
   8.000% due 2017                                         10              11

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   10.500% due 2020                                         9              10
   8.000% due 2022                                         21              22
   8.500% due 2022                                          1               1
   8.500% due 2024                                         11              12
   8.000% due 2025                                         13              13
   8.000% due 2026                                         89              95
   8.000% due 2029                                         56              60
   8.500% due 2029                                         21              22
   8.000% due 2030                                         58              62
   8.500% due 2030                                         15              16
   7.000% due 2031                                        233             245
   7.000% due 2032                                        104             109
   5.000% due 2033                                      2,963           2,886
   7.000% due 2033                                         17              18
   5.000% due 2035                                        482             470
   6.000% due 2035                                      4,422           4,483
   30 Year TBA (I)
   5.500%                                               4,960           4,932
   6.500%                                               2,700           2,773
Ginnie Mae II
   6.125% due 2027 (E)                                     48              48
   5.000% due 2030 (E)                                    168             171
   5.375% due 2030 (E)                                     31              31
   7.500% due 2032                                         16              16
   4.500% due 2035                                        717             676
GMAC Commercial Mortgage Securities, Inc.
   Series 2001-C1 Class A2
   6.465% due 04/15/34                                    510             530
   Series 2005-C1 Class A2
   4.471% due 05/10/43                                    465             457
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR6 Class 3A1
   5.298% due 11/19/35                                    705             704
   Series 2006-AR1 Class 1A1 (E)
   5.614% due 03/19/36                                  1,638           1,646
Government National Mortgage Association (E)
   Series 1999-40 Class FE
   5.870% due 11/16/29                                    392             395
Greenpoint Mortgage Funding Trust (E)
   Series 2006-AR5 Class A1A
   5.400% due 10/25/46                                  1,833           1,833

 66  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,380           1,384
   Series 2005-GG3 Class A1
   3.919% due 08/10/42                                    583             574
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                    695             695
   Series 2006-RR1 Class A1 (p)
   5.964% due 03/18/49                                    580             565
   Series 2007-GG9 Class A4
   5.444% due 03/10/39                                    460             462
GS Mortgage Securities Corp. II
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,070           1,079
   Series 2005-GG4 Class AABA
   4.680% due 07/10/39                                    600             584
   Series 2006-FL8 Class A1 (E)(p)
   5.420% due 06/06/20                                  1,443           1,443
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                    305             309
   Series 2006-GG8 Class AAB
   5.535% due 11/10/39                                    575             582
GSMPS Mortgage Loan Trust (E)(p)
   Series 2004-4 Class 1AF
   5.720% due 06/25/34                                  1,080           1,086
Harborview Mortgage Loan Trust
   Series 2004-4 Class 3A (E)
   2.975% due 06/19/34                                  1,056           1,054
   Series 2005-14 Class 3A1A
   5.313% due 12/19/35                                    200             201
   Series 2006-14 Class 2A1A (E)
   5.470% due 03/19/38                                  3,113           3,114
   Series 2006-2 Class 1A
   5.438% due 02/25/36                                    474             487
   Series 2006-3 Class 1A1A (E)
   6.416% due 06/19/36                                  5,291           5,403
HSI Asset Securitization Corp. Trust (E)
   Series 2005-I1 Class 2A1
   5.440% due 11/25/35                                    816             816
Impac CMB Trust (E)
   Series 2004-2 Class A2
   5.820% due 04/25/34                                     67              67
   Series 2004-3 Class 1A
   5.570% due 06/25/34                                     79              79
   Series 2004-5 Class 1A1
   5.680% due 10/25/34                                    369             370
Impac Secured Assets CMN Owner Trust (E)
   Series 2005-2 Class A1
   5.640% due 03/25/36                                  1,133           1,137

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Indymac Index Mortgage Loan Trust
   Series 2005-AR1 Class A2
   5.099% due 09/25/35                                    316             308
   Series 2006-AR2 Class A2 (E)
   5.400% due 11/25/36                                    162             162
   Series 2006-AR3 Class 2A1A
   6.405% due 03/25/36                                  6,754           6,885
Indymac Loan Trust (E)
   Series 2004-L1 Class A1 (p)
   5.600% due 07/25/09                                    158             158
   Series 2005-L1 Class A
   5.520% due 06/25/10                                    720             721
   Series 2005-L2 Class A1
   5.540% due 01/25/11                                    983             985
JP Morgan Alternative Loan Trust
   Series 2006-A2 Class 3A1
   5.954% due 05/25/36                                  2,804           2,845
   Series 2006-A3 Class 1A2 (E)
   5.390% due 07/25/36                                    962             960
   Series 2006-A4 Class A4 (E)
   5.390% due 08/25/36                                    785             785
   Series 2006-A6 Class 1A2 (E)
   5.390% due 11/25/36                                  1,225           1,224
   Series 2006-S4 Class A1B (E)
   5.400% due 12/25/36                                  2,246           2,247
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2003-CB7 Class A3
   4.449% due 01/12/38                                    940             918
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    670             655
   Series 2005-CB1 Class A1
   4.520% due 08/12/37                                    894             883
   Series 2005-CB1 Class A2
   5.247% due 01/12/43                                    975             977
   Series 2005-CB1 Class A4
   4.895% due 09/12/37                                     80              78
   5.472% due 01/12/43                                    200             200
   Series 2005-FL1 Class A1 (E)(p)
   5.430% due 02/15/19                                    756             756
   Series 2005-LDP Class A1
   5.035% due 12/15/44                                  3,129           3,115
   4.116% due 03/15/46                                    431             424
   Series 2005-LDP Class A3
   4.959% due 08/15/42                                    690             680
   5.209% due 12/15/44                                  2,845           2,848

                                                         Fixed Income I Fund  67

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-LDP Class A3A1
   4.871% due 10/15/42                                  1,775           1,750
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                    400             389
   5.345% due 12/15/44                                    645             643
   Series 2006-CB1 Class A1
   5.279% due 12/12/43                                    647             651
   Series 2006-CB1 Class A3A (p)
   5.491% due 12/12/44                                  1,370           1,385
   Series 2006-CB1 Class A4
   5.429% due 12/12/43                                  1,180           1,187
   5.481% due 12/12/44                                    460             463
   5.817% due 05/12/45                                  1,685           1,704
   Series 2006-CB1 Class ASB
   5.506% due 12/12/44                                    365             368
   Series 2006-FL1 Class A1A (E)(p)
   5.410% due 02/15/20                                  1,084           1,084
   Series 2006-LDP Class A1S
   5.179% due 05/15/47                                  4,588           4,594
   Series 2006-LDP Class A3
   5.336% due 05/15/47                                    370             368
   Series 2006-LDP Class A3B
   5.447% due 05/15/45                                    625             630
   Series 2006-LDP Class A4
   6.066% due 04/15/45                                  2,790           2,902
   5.561% due 05/15/45                                    830             829
   Series 2007-CB1 Class A4
   5.440% due 06/12/47                                  3,250           3,277
   Series 2007-LDP Class A2S
   5.294% due 05/15/49                                  1,220           1,222
   Series 2007-LDP Class A3
   5.393% due 01/15/49                                  1,690           1,692
JP Morgan Mortgage Trust
   Series 2005-A2 Class 3A1
   4.906% due 04/25/35                                  1,082           1,071
   Series 2005-A3 Class 6A1
   4.906% due 06/25/35                                  1,436           1,424
   Series 2005-A6 Class 2A2
   4.977% due 08/25/35                                  1,045           1,037
   Series 2006-A2 Class 1A1
   5.465% due 04/25/36                                  1,553           1,547
   Series 2007-A1 Class 3A2 (E)
   5.012% due 07/25/35                                  4,498           4,478
   Series 2007-A1 Class 6A1
   4.781% due 07/25/35                                  1,957           1,932
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    223             226
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                    455             446
   Series 2004-C2 Class A1
   2.946% due 03/15/29                                  1,181           1,142
   Series 2004-C4 Class A3
   5.153% due 06/15/29                                  1,180           1,184

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-C3 Class A5
   4.739% due 07/15/30                                    340             327
   Series 2005-C3 Class AAB
   4.664% due 07/15/30                                    400             390
   Series 2006-C4 Class A4
   5.899% due 06/15/38                                    315             328
Lehman Brothers Floating Rate Commercial
   Mortgage Trust (E)(p)
   Series 2006-LLF Class A1
   5.400% due 09/15/21                                    229             229
Lehman Mortgage Trust
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                  1,123           1,127
Lehman XS Trust (E)
   Series 2005-5N Class 1A1
   5.620% due 11/25/35                                    836             839
   Series 2005-7N Class 1A1B
   5.620% due 12/25/35                                    591             593
Mach One Trust Commercial Mortgage-Backed (p)
   Series 2004-1A Class A3
   5.220% due 05/28/40                                  1,350           1,316
Mastr Adjustable Rate Mortgages Trust
   Series 2006-2 Class 3A1
   4.849% due 01/25/36                                    916             907
Mastr Alternative Loans Trust
   Series 2003-4 Class B1
   5.668% due 06/25/33                                    340             348
   Series 2004-10 Class 5A6
   5.750% due 09/25/34                                    505             504
Mastr Asset Securitization Trust
   Series 2003-7 Class 4A35 (E)
   5.720% due 09/25/33                                    750             751
   Series 2003-11 Class 6A8 (E)
   5.820% due 12/25/33                                    740             743
   Series 2004-4 Class 2A2 (E)
   5.770% due 04/25/34                                    303             303
   Series 2005-2 Class 1A1
   5.250% due 11/25/35                                  1,161           1,149
Mastr Reperforming Loan Trust (A)
   Series 2005-1 Class 1A1
   6.000% due 08/25/34                                    603             606
Merrill Lynch Mortgage Investors, Inc.
   Series 2006-A1 Class 1A1
   5.882% due 03/25/36                                  4,933           4,963

 68  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merrill Lynch Mortgage Trust
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    820             806
   Series 2005-LC1 Class A1
   5.017% due 01/12/44                                  1,047           1,043
   Series 2005-LC1 Class A2
   5.202% due 01/12/44                                  1,265           1,266
   Series 2005-MKB Class A1
   4.446% due 09/12/42                                    811             801
   Series 2006-C1 Class A4
   5.660% due 05/12/39                                    660             677
Merrill Lynch/Countrywide Commercial Mortgage
   Trust
   Series 2006-3 Class A2
   5.291% due 07/12/46                                  1,400           1,403
   Series 2006-4 Class A1
   3.642% due 12/12/49                                  1,020             985
   Series 2007-5 Class A4
   5.378% due 08/12/48                                  2,935           2,939
MLCC Mortgage Investors, Inc. (E)
   Series 2004-HB1 Class A2
   5.771% due 04/25/29                                     96              96
Morgan Stanley Capital I
   Series 2004-HQ3 Class A1
   3.100% due 01/13/41                                    290             285
   Series 2004-RR2 Class A2 (p)
   5.450% due 10/28/33                                  1,370           1,340
   Series 2005-HQ5 Class A4
   5.168% due 01/14/42                                    880             871
   Series 2005-HQ6 Class A4A
   4.989% due 08/13/42                                    530             518
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                    750             748
   Series 2005-IQ9 Class A1
   3.990% due 07/15/56                                    493             484
   Series 2005-T17 Class A5
   4.780% due 12/13/41                                    250             242
   Series 2006-HQ8 Class A4
   5.388% due 03/12/44                                    810             817
   Series 2006-HQ9 Class A4
   5.731% due 07/20/44                                    585             599
   Series 2006-XLF Class A1 (E)(p)
   5.410% due 07/15/19                                    139             139
   Series 2007-HQ1 Class A4
   5.447% due 02/20/44                                  1,010           1,020
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A3
   6.200% due 07/15/33                                    252             252
Morgan Stanley Mortgage Loan Trust
   Series 2006-3AR Class 2A3
   5.869% due 03/25/36                                    485             491
   Series 2006-11 Class 1A6
   6.231% due 08/25/36                                    650             667

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Novastar Mortgage-Backed Notes (E)
   Series 2006-MTA Class 2A1A
   5.510% due 09/25/46                                  1,087           1,089
Novastar NIM Trust (p)
   4.777% due 10/26/35                                      5               5
Prime Mortgage Trust
   Series 2004-CL1 Class 1A2 (E)
   5.720% due 02/25/34                                     94              94
   Series 2004-CL1 Class 2A2 (E)
   5.720% due 02/25/19                                     21              21
   Series 2006-DR1 Class 2A1 (A)
   5.500% due 05/25/35                                  2,485           2,475
   Series 2006-DR1 Class 2A2 (A)
   6.000% due 11/25/36                                  2,198           2,201
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6 (E)
   5.920% due 04/25/34                                    120             120
   Series 2004-QS8 Class A4 (E)
   5.720% due 06/25/34                                    588             591
   Series 2005-QA1 Class A41
   5.690% due 09/25/35                                    728             729
   Series 2005-QA8 Class NB3
   5.499% due 07/25/35                                    455             458
   Series 2005-QO3 Class A1 (E)
   5.720% due 10/25/45                                  1,118           1,121
   Series 2006-QA1 Class A21
   5.986% due 01/25/36                                  2,339           2,365
   Series 2006-QO7 Class 3A2 (E)
   5.525% due 09/25/46                                  1,340           1,333
   Series 2006-QS6 Class 1A13
   6.000% due 06/25/36                                  1,325           1,334
Residential Asset Securities Corp. (E)
   Series 2003-KS4 Class AIIB
   5.610% due 06/25/33                                    122             122
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.770% due 02/25/34                                    706             708
Residential Funding Mortgage Securities I
   Series 2003-S5 Class 1A2 (E)
   5.770% due 11/25/18                                    358             360
   Series 2003-S14 Class A5 (E)
   5.720% due 07/25/18                                    876             880
   Series 2003-S20 Class 1A7 (E)
   5.820% due 12/25/33                                    228             229

                                                         Fixed Income I Fund  69

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-SA4 Class 2A1
   6.164% due 10/25/36                                    613             623
Salomon Brothers Mortgage Securities VII, Inc.
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                    369             354
Sequoia Mortgage Trust (E)
   Series 2004-3 Class A
   5.670% due 04/20/34                                    672             672
Small Business Administration
   Series 1999-P10 Class 1
   7.540% due 08/10/09                                    247             255
Small Business Administration Participation
   Certificates
   Series 2003-20I Class 1
   5.130% due 09/01/23                                     77              77
Structured Adjustable Rate Mortgage Loan Trust
   (E)
   Series 2005-19X Class 1A1
   5.640% due 10/25/35                                    819             822
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  1,230           1,216
Thornburg Mortgage Securities Trust (E)
   Series 2003-2 Class A1
   5.660% due 04/25/43                                    234             234
   Series 2006-1 Class A3
   5.490% due 01/25/36                                  2,477           2,474
   Series 2006-3 Class A3
   5.430% due 06/25/36                                  1,820           1,817
   Series 2006-6 Class A1
   5.430% due 12/25/36                                    549             549
Tobacco Settlement Authority of Iowa
   6.500% due 06/01/23                                    100             100
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C9 Class A1
   3.291% due 12/15/35                                    735             719
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,195           1,172
   Series 2005-C17 Class A1
   4.430% due 03/15/42                                  2,068           2,042
   Series 2005-C22 Class A3
   5.461% due 12/15/44                                  1,865           1,874
   Series 2007-C30 Class A5
   5.342% due 12/15/43                                  2,965           2,953
Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2005-4 Class CB11
   5.500% due 06/25/35                                    275             271

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Washington Mutual Mortgage Pass-Through
   Certificates
   Series 2003-S9 Class A2 (E)
   5.870% due 10/25/33                                    631             634
   Series 2005-AR1 Class 1A1
   4.838% due 10/25/35                                    548             541
   Series 2005-AR1 Class A1A1 (E)
   5.610% due 10/25/45                                  1,048           1,049
   Series 2005-AR6 Class B3 (E)
   5.980% due 04/25/45                                    450             450
   Series 2007-HY3 Class 4B1
   5.358% due 03/25/37                                    315             311
Washington Mutual Pass-Through Certificates (E)
   Series 2005-AR1 Class A1A2
   5.610% due 12/25/45                                    538             540
Washington Mutual, Inc.
   Series 2004-AR1 Class A1B1 (E)
   5.664% due 11/25/34                                      3               3
   Series 2005-AR1 Class A1A2 (E)
   5.600% due 11/25/45                                  1,033           1,036
   Series 2006-AR1 Class 1A1
   5.967% due 09/25/36                                  1,836           1,858
Wells Fargo Mortgage Backed Securities Trust
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                    851             852
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                    697             692
   Series 2006-AR8 Class 2A3
   5.240% due 04/25/36                                    159             158
Zuni Mortgage Loan Trust (E)
   Series 2006-OA1 Class A1
   5.450% due 08/25/36                                  1,374           1,373
                                                                 ------------
                                                                      777,035
                                                                 ------------

Municipal Bonds - 0.0%
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                    300             305
                                                                 ------------

Non-US Bonds - 0.2%
Bundesrepublik Deutschland
   Series 04
   3.750% due 01/04/15                             EUR    790           1,050
Canadian Government Bond
   4.000% due 12/01/31                             CAD    121             157

 70  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Poland Government Bond
   Series 1013
   5.000% due 10/24/13                             PLN  2,540             905
Quebec Residual
   Zero coupon due 12/01/36                        CAD    830             187
                                                                 ------------
                                                                        2,299
                                                                 ------------

United States Government Agencies - 4.5%
Fannie Mae
   2.500% due 06/15/08 (N)                              3,065           2,981
   7.250% due 01/15/10 (N)                                600             637
   3.875% due 02/15/10 (N)                              1,495           1,460
   4.750% due 04/19/10                                  2,950           2,939
   4.125% due 05/15/10 (N)                                410             402
   7.125% due 06/15/10 (N)                                700             747
   4.250% due 08/15/10 (N)                              6,515           6,409
   6.000% due 05/15/11 (N)                              1,040           1,084
   5.000% due 02/16/12 (N)                                840             846
   4.375% due 09/15/12 (N)                                470             460
   4.375% due 03/15/13 (N)                                140             137
   Zero coupon due 07/05/14                             2,280           1,610
   5.250% due 03/24/15                                    495             492
   5.000% due 02/13/17 (N)                                345             345
   5.000% due 04/26/17 (N)                                945             925
   6.625% due 11/15/30 (N)                                170             201
   6.210% due 08/06/38                                    420             482
Federal Farm Credit Bank
   5.125% due 08/25/16                                    740             750
Federal Home Loan Bank System
   5.400% due 01/02/09                                    430             430
   5.000% due 02/20/09 (N)                              4,820           4,829
   5.000% due 09/18/09 (N)                              6,700           6,730
   4.375% due 03/17/10 (N)                                790             782
   5.375% due 08/19/11 (N)                                490             500
   4.875% due 11/18/11 (N)                                700             702
   5.375% due 05/15/19                                    315             321
   5.125% due 08/15/19 (N)                                330             331
   5.625% due 06/11/21 (N)                                790             827
   5.500% due 07/15/36 (N)                                310             322
   Series 567 (N)
   4.375% due 09/17/10                                    350             346
   Series VB15 (N)
   5.000% due 12/21/15                                  1,265           1,266
Financing Corp.
   Principal Only STRIP
   Zero coupon due 09/26/19                             1,355             721
   Series 1
   Zero coupon due 05/11/16                               140              90
   Series 2P
   Zero coupon due 11/30/17                               100              59
   Series 3P
   Zero coupon due 11/30/17                               300             177

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 5P
   Zero coupon due 02/08/18                               110              64
   Series 6P
   Zero coupon due 08/03/18                               510             290
   Series 8P
   Zero coupon due 08/03/18                             1,085             616
   Series 9P
   Zero coupon due 10/06/17                               540             321
   Series 10P
   Zero coupon due 11/30/17                               940             555
   Series 12P
   Zero coupon due 12/06/18                               420             234
   Series 13
   Zero coupon due 12/27/16                               490             304
   Series 13P
   Zero coupon due 12/27/18                             1,135             630
   Series 16P
   Zero coupon due 04/05/19                             1,200             655
   Series 19
   Zero coupon due 06/06/16                               410             262
   Series A-P
   Zero coupon due 10/06/17                               260             155
   Series B-P
   Zero coupon due 04/06/18                               565             327
   Series C-P
   Zero coupon due 11/30/17                               870             513
   Series E-P
   Zero coupon due 11/02/18                               835             467
Freddie Mac (N)
   6.625% due 09/15/09                                    490             509
   4.875% due 02/09/10                                  2,940           2,945
   6.875% due 09/15/10                                    670             713
   6.000% due 06/15/11                                    650             678
   5.750% due 01/15/12                                  2,265           2,351
   5.125% due 07/15/12                                    985             999
   4.875% due 11/15/13                                  1,880           1,879
   5.050% due 01/26/15                                  1,155           1,164
   5.000% due 04/18/17                                    440             440
   5.625% due 11/23/35                                    520             512
Tennessee Valley Authority
   6.150% due 01/15/38                                  1,430           1,626
                                                                 ------------
                                                                       60,549
                                                                 ------------

United States Government Treasuries - 12.3%
United States Treasury Inflation Indexed Bonds
   (N)
   0.875% due 04/15/10                                     11              10
   2.375% due 04/15/11                                  1,763           1,787

                                                         Fixed Income I Fund  71

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   3.375% due 01/15/12                                  1,501           1,593
   2.000% due 07/15/14                                  1,759           1,745
   1.625% due 01/15/15                                     53              51
   1.875% due 07/15/15                                  2,469           2,416
   2.500% due 07/15/16                                  2,106           2,162
   2.375% due 01/15/25                                  4,501           4,525
   2.000% due 01/15/26                                    984             934
   2.375% due 01/15/27                                    393             396
   3.625% due 04/15/28                                    503             612
   3.875% due 04/15/29                                  1,733           2,195
United States Treasury Notes (N)
   3.750% due 05/15/08                                  6,000           5,930
   3.250% due 01/15/09                                  1,135           1,109
   4.000% due 06/15/09                                    335             331
   3.375% due 10/15/09                                  9,040           8,794
   3.625% due 01/15/10                                    935             913
   3.500% due 02/15/10                                  7,440           7,239
   4.750% due 02/15/10                                  1,080           1,086
   4.000% due 03/15/10                                  8,935           8,810
   3.625% due 06/15/10                                  1,925           1,876
   4.125% due 08/15/10                                    455             450
   3.875% due 09/15/10                                  4,195           4,114
   4.375% due 12/15/10                                  3,545           3,530
   4.875% due 04/30/11                                 13,965          14,148
   4.625% due 08/31/11                                  1,805           1,813
   4.750% due 01/31/12                                    400             404
   4.000% due 11/15/12                                  2,900           2,829
   10.375% due 11/15/12                                 2,090           2,149
   4.250% due 08/15/13                                  2,515           2,478
   4.250% due 11/15/13                                  8,865           8,718
   4.000% due 02/15/14                                    210             203
   4.750% due 05/15/14                                  5,075           5,130
   4.250% due 11/15/14                                  2,515           2,462
   4.125% due 05/15/15                                  3,670           3,553
   4.250% due 08/15/15                                  1,155           1,126
   5.125% due 05/15/16                                  6,270           6,499
   4.625% due 02/15/17                                     20              20
   8.750% due 05/15/17                                  1,885           2,495
   8.125% due 08/15/19                                  4,330           5,668
   8.125% due 08/15/21                                  8,500          11,352
   Principal Only
   Zero coupon due 11/15/21                             4,835           2,368
   7.125% due 02/15/23                                  8,050          10,032
   6.000% due 02/15/26                                  7,620           8,652
   6.125% due 08/15/29                                  2,015           2,353
   5.375% due 02/15/31                                  4,390           4,702
   4.500% due 02/15/36                                  1,389           1,317
   4.750% due 02/15/37                                  2,990           2,958
                                                                 ------------
                                                                      166,037
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,357,962)                                                   1,359,074
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PREFERRED STOCKS - 0.2%
Auto and Transportation - 0.1%
General Motors Corp. (AE)                              13,100             275
                                                                 ------------

Financial Services - 0.1%
DG Funding Trust (E)(f)(A)                                152           1,608
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,842)                                                           1,883
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures - 0.0%
   Jun 2007 91.25 Put (140)                            31,938               1
   Jun 2007 91.75 Put (190)                            43,581               1
   Sep 2007 90.75 Put (227)                            51,501               1
   Dec 2007 91.25 Put (156)                            35,588               1
   Dec 2007 91.50 Put (3)                                 686              --
   Mar 2008 91.75 Put (630)                           144,506               4
   Mar 2008 92.75 Put (109)                            25,274               1
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $14)                                                                  9
                                                                 ------------


                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 12.0%
Abbey National NA LLC
   5.230% due 05/21/07                                  5,400           5,376
Allstate Life Global Funding Trusts
   3.850% due 01/25/08                                  1,355           1,340
AT&T Wireless Services, Inc.
   7.500% due 05/01/07                                  2,605           2,605
AT&T, Inc. (p)
   4.214% due 06/05/07                                    800             799
Bank of Ireland Governor & Co.
   5.230% due 07/10/07                                  7,400           7,302
Barclays Bank PLC
   5.281% due 03/17/08                                  2,300           2,301

 72  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                    470             467
CIT Group, Inc.
   5.750% due 09/25/07                                    120             120
Citigroup, Inc.
   3.500% due 02/01/08                                    985             972
Fannie Mae
   3.500% due 03/28/08                                  1,790           1,764
Fannie Mae Discount Notes (sec.)
   Zero coupon due 06/25/07                               430             427
Ford Motor Credit Co.
   4.950% due 01/15/08                                    320             316
France Treasury Bills BTF
   Zero coupon due 07/05/07                        EUR  1,300           1,762
General Electric Capital Corp.
   Series MTNA
   4.250% due 01/15/08                                    220             218
GMAC LLC (N)
   6.125% due 08/28/07                                    760             759
Golden West Financial Corp.
   4.125% due 08/15/07                                    270             269
Harrah's Operating Co., Inc.
   7.125% due 06/01/07                                    755             756
HBOS Treasury Services PLC
   5.225% due 06/29/07                                  8,000           7,931
Morgan Stanley
   5.380% due 03/07/08 (E)                                500             500
   3.625% due 04/01/08                                    100              99
   Series MTNF (E)
   5.485% due 01/18/08                                  1,100           1,101
Russell Investment Company
   Money Market Fund                               89,256,183          89,256
Skandinaviska Enskilda Banken
   5.270% due 07/06/07                                  1,800           1,800
   5.185% due 07/09/07                                  6,300           6,191
Societe Generale NA
   5.220% due 06/19/07                                  5,300           5,293
TELUS Corp.
   7.500% due 06/01/07                                    770             771
UBS Financial Del LLC
   5.230% due 07/12/07                                  7,900           7,895
United States Treasury Bills (z)(sec.)(c)
   5.140% due 05/17/07                                    505             504
   5.046% due 06/14/07                                    300             298
   5.088% due 06/14/07                                  1,365           1,357
United States Treasury Notes (N)
   4.375% due 05/15/07                                  3,630           3,629
   6.625% due 05/15/07                                    515             515

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   4.250% due 10/31/07                                  6,150           6,130
   3.000% due 11/15/07                                    800             792
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $161,640)                                                       161,615
                                                                 ------------

OTHER SECURITIES - 18.1%
Russell Investment Money Market Fund (X)           46,767,621          46,768
State Street Securities
   Lending Quality Trust (X)                      196,545,033         196,545
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $243,313)                                                       243,313
                                                                 ------------

TOTAL INVESTMENTS - 131.3%
(identified cost $1,764,771)                                        1,765,894

OTHER ASSETS AND LIABILITIES,
NET - (31.3%)                                                        (420,702)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,345,192
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund  73

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Euribor Futures
   expiration date 12/07 (42)                              13,709                (33)
   expiration date 03/08 (3)                                  979                 (3)
   expiration date 06/08 (2)                                  653                 (2)
   expiration date 09/08 (3)                                  980                 (2)
   expiration date 12/08 (3)                                  981                 (2)
Euro-Bobl 5 Year Bond
   expiration date 06/07 (13)                               1,912                  1
Euro Yen Futures
   expiration date 12/07 (25)                               5,184                  6
Eurodollar Futures (CME)
   expiration date 06/07 (21)                               4,970                (17)
   expiration date 09/07 (132)                             31,284                (60)
   expiration date 12/07 (542)                            128,711               (215)
   expiration date 03/08 (865)                            205,838                (17)
   expiration date 06/08 (602)                            143,457                107
   expiration date 09/08 (82)                              19,552                 76
   expiration date 12/08 (125)                             29,806                109
   expiration date 03/09 (1)                                  238                 --
LIBOR Futures
   expiration date 06/07 (23)                               5,415                 29
   expiration date 09/07 (7)                                1,646                (12)
   expiration date 12/07 (27)                               6,351                (44)
   expiration date 03/08 (8)                                1,883                (11)
   expiration date 06/08 (15)                               3,532                 (7)
   expiration date 09/08 (7)                                1,649                (10)
United States Treasury Bonds
   expiration date 06/07 (38)                               4,247                  9
United States Treasury 2 Year Notes
   expiration date 06/07 (114)                             23,338                 35
United States Treasury 5 Year Notes
   expiration date 06/07 (509)                             53,867                260
United States Treasury 10 Year Notes
   expiration date 06/07 (53)                               5,741                 16
Short Positions
United States Treasury Bonds
   expiration date 06/07 (23)                               2,570                  3
United States Treasury 2 Year Notes
   expiration date 06/07 (27)                               5,527                  7
United States Treasury 10 Year Notes
   expiration date 06/07 (313)                             33,907                (49)
                                                                     ---------------
Total Unrealized Appreciation
   (Depreciation) on Open Futures Contracts                                      174
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Eurodollar Futures
   Jun 2007 94.75 Call (15)                                 3,553                 (1)
   Sep 2007 95.25 Call (14)                                 3,334                 (1)
   Jun 2007 94.75 Put (15)                                  3,553                 (4)
United States Treasury Bonds
   May 2007 108.00 Call (9)                                   972                 (6)
   May 2007 111.00 Call (12)                                1,332                (14)
   May 2007 113.00 Call (130)                                 972                (26)
   May 2007 115.00 Call (18)                                2,070                 --
   May 2007 109.00 Put (92)                                10,028                 (4)
   Aug 2007 109.00 Put (135)                               14,715                (63)
United States Treasury Notes
   2 Year Futures
   May 2007 102.50 Call (100)                              20,500                (16)
   5 Year Futures
   May 2007 106.00 Call (296)                              31,376                (69)
   10 Year Futures
   May 2007 105.00 Put (18)                                 1,890                 --
   May 2007 106.00 Put (12)                                 1,272                 --
   May 2007 107.00 Put (142)                               15,194                (13)
   May 2007 108.00 Put (29)                                 3,132                 (9)
                                                                     ---------------
Total Liability for Options Written
   (premiums received $304)                                                     (226)
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 74  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             384      AUD           462    05/17/07                 (1)
USD             302      CAD           356    05/09/07                 19
USD             506      CAD           594    05/09/07                 30
USD             949      CAD         1,063    05/09/07                  8
USD             319      CAD           356    08/08/07                  3
USD             531      CAD           594    08/08/07                  6
USD             262      CNY         1,996    06/19/07                 (2)
USD              28      EUR            21    05/03/07                 --
USD           1,075      EUR           791    05/09/07                  6
USD           2,152      EUR         1,650    05/09/07                 98
USD           1,061      EUR           800    06/15/07                 33
USD           2,061      JPY       247,044    05/09/07                 10
USD             204      JPY        24,000    06/15/07                 (2)
USD             424      JPY        49,610    06/15/07                 (6)
USD           1,334      JPY       155,000    06/15/07                (29)
USD           2,106      JPY       247,044    08/08/07                (12)
USD             914      PLN         2,556    05/09/07                  8
USD              17      SGD            25    08/07/07                 --
USD               2      TWD            68    05/02/07                 --
USD               3      TWD           110    05/02/07                 --
USD              22      TWD           743    05/02/07                 --
USD              23      TWD           772    05/02/07                 --
USD              23      TWD           774    05/02/07                 --
USD              24      TWD           788    05/02/07                 --
USD              61      TWD         2,016    05/02/07                 (1)
CAD             356      USD           318    05/09/07                 (3)
CAD             594      USD           530    05/09/07                 (6)
CAD           1,063      USD           901    05/09/07                (54)
CAD           1,063      USD           952    08/08/07                 (9)
EUR              21      USD            28    05/09/07                 --
EUR             791      USD         1,029    05/09/07                (52)
EUR           1,629      USD         2,213    05/09/07                (11)
EUR              21      USD            29    05/24/07                 --
EUR           1,574      USD         2,140    05/24/07                (10)
EUR             800      USD         1,066    06/15/07                (27)
EUR             791      USD         1,078    08/08/07                 (6)
JPY         247,044      USD         2,082    05/09/07                 12
JPY          53,173      USD           442    05/15/07                 (4)
JPY          36,830      USD           319    06/15/07                  9
PLN           2,556      USD           860    05/09/07                (62)
PLN           2,556      USD           916    08/08/07                 (9)
TWD              68      USD             2    05/02/07                 --
TWD             110      USD             3    05/02/07                 --
TWD             110      USD             3    05/02/07                 --
TWD             110      USD             3    05/02/07                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
TWD             678      USD            20    05/02/07                 --
TWD             743      USD            22    05/02/07                 --
TWD             772      USD            23    05/02/07                 --
TWD           2,679      USD            81    05/02/07                  1
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 (63)
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund  75

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       MARKET
           COUNTER                  NOTIONAL                                                       TERMINATION         VALUE
            PARTY                    AMOUNT        FUND RECEIVES            FUND PAYS                  DATE              $
-----------------------------   ----------------   -------------   ----------------------------   --------------   --------------
Bank of America                 USD     7,600      5.000%          Three Month LIBOR                 06/20/09                  (5)
Bank of America                 USD     1,400      5.000%          Three Month LIBOR                 06/20/37                 (79)
Barclays Bank PLC               GBP       400      6.000%          Six Month LIBOR                   03/20/09                   1
Barclays Bank PLC               USD    10,700      5.000%          Three Month LIBOR                 06/20/09                  (7)
                                                   Six Month
Barclays Bank PLC               GBP       100      LIBOR           4.000%                            12/15/36                  24
BNP Paribas                     EUR     1,200      2.090%          Consumer Price Index              10/15/10                  73
                                                                   (France)
Citibank                        MXN     1,000      8.170%          Mexico Interbank 28 Day           11/04/16                   2
                                                                   Deposit Rate
Citibank                        JPY     37,000     2.000%          Six Month LIBOR                   12/20/16                   8
Citibank                        USD     1,400      5.000%          Three Month LIBOR                 06/20/37                 (79)
Credit Suisse First Boston      GBP       200      5.000%          Six Month LIBOR                   06/15/09                  (6)
Credit Suisse First Boston      USD     5,100      5.000%          Three Month LIBOR                 06/20/09                  (3)
Credit Suisse First Boston      USD     1,400      5.000%          Three Month LIBOR                 06/20/37                 (79)
Deutsche Bank AG                JPY    240,000     1.000%          Six Month LIBOR                   09/18/08                  --
Deutsche Bank AG                USD    18,200      5.000%          Three Month LIBOR                 12/19/08                   6
Deutsche Bank AG                GBP       100      6.000%          Six Month LIBOR                   12/20/08                  --
Deutsche Bank AG                JPY     20,000     1.000%          Six Month LIBOR                   03/18/09                  --
Deutsche Bank AG                USD    43,800      5.000%          Three Month LIBOR                 06/20/09                 (30)
                                                   Six Month
Deutsche Bank AG                EUR     1,500      LIBOR           4.000%                            12/15/11                  28
Deutsche Bank AG                JPY    258,000     2.000%          Six Month LIBOR                   12/20/16                  61
Deutsche Bank AG                USD     3,400      5.000%          Three Month LIBOR                 06/20/17                  43
Deutsche Bank AG                JPY    100,000     2.500%          Six Month LIBOR                   12/20/26                  40
Deutsche Bank AG                USD       700      5.000%          Three Month LIBOR                 06/20/37                 (39)
Goldman Sachs                   EUR       300      4.000%          Six Month LIBOR                   03/20/09                  (1)
Goldman Sachs                   GBP       100      5.000%          Six Month LIBOR                   06/15/09                  (3)
Goldman Sachs                   JPY    110,000     1.500%          Six Month LIBOR                   06/20/12                   5
Goldman Sachs                   JPY     76,000     2.000%          Six Month LIBOR                   12/20/16                  18
Goldman Sachs                   USD       220      5.000%          Three Month LIBOR                 06/20/37                 (12)
                                                   Six Month
JP Morgan                       GBP       500      LIBOR           4.000%                            12/15/36                 138
JP Morgan                       USD     2,100      5.000%          Three Month LIBOR                 06/20/37                (121)
Lehman Brothers                 GBP     3,300      4.500%          Six Month LIBOR                   09/20/09                (159)
Lehman Brothers                 USD       610      5.000%          Three Month LIBOR                 06/20/37                 (34)
Merrill Lynch                   GBP     5,700      4.500%          Six Month LIBOR                   09/20/09                (274)
                                                   Six Month
Merrill Lynch                   GBP       200      LIBOR           4.000%                            12/15/35                  13
Morgan Stanley                  USD     6,400      5.000%          Three Month LIBOR                 06/20/09                  (4)
Morgan Stanley                  JPY     60,000     1.500%          Six Month LIBOR                   06/20/12                   3
Morgan Stanley                  JPY     10,000     2.000%          Six Month LIBOR                   12/20/16                   2
                                                   Three Month
Morgan Stanley                  USD     1,200      LIBOR           5.000%                            06/20/17                  15
Morgan Stanley                  JPY     40,000     2.500%          Six Month LIBOR                   12/20/26                  17
Morgan Stanley                  EUR     1,300      6.000%          Six Month LIBOR                   06/18/34                 226
Royal Bank of Scotland          USD    18,200      5.000%          Three Month LIBOR                 12/19/08                   6
Royal Bank of Scotland          USD     5,300      5.000%          Three Month LIBOR                 06/20/09                  (4)
Royal Bank of Scotland          CAD       100      4.500%          Three Month LIBOR                 06/15/27                  (3)
UBS                             JPY    110,000     1.000%          Six Month LIBOR                   03/18/09                  (1)
UBS                             JPY     20,000     2.000%          Six Month LIBOR                   12/20/16                   4
                                                                                                                   --------------
Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $75                                       (210)
                                                                                                                   ==============

See accompanying notes which are an integral part of the financial statements.

 76  Fixed Income I Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

CREDIT DEFAULT SWAP CONTRACTS
-----------------------------------------------------------------------------------------------------------------
                                                    NOTIONAL         FUND                              MARKET
          REFERENCE                  COUNTER         AMOUNT     (PAYS)/RECEIVES    TERMINATION         VALUE
            ENTITY                    PARTY             $         FIXED RATE           DATE              $
------------------------------   ----------------   ---------   ---------------   --------------   --------------
Anadarko Petroleum               Goldman            USD      200      0.150%         03/20/08                  --
Dow Jones CDX High Volatility
   7 Index                       Bank of America    USD    1,000     (0.650%)        12/20/16                  (1)
Dow Jones CDX High Volatility
   7 Index                       Goldman            USD    4,000     (0.650%)        12/20/16                  (3)
Russian Federation               Deutsche Bank      USD    2,000      0.260%         12/20/07                   2
Russian Federation               JP Morgan          USD      100      0.460%         06/20/07                  --
Russian Federation               Merrill Lynch      USD    1,000      0.305%         12/20/08                   2
Temple-Inland, Inc.              Lehman Brothers    USD      500     (0.740%)        03/20/17                  (3)
                                                                                                   --------------

Total Market Value of Open Credit Default Contracts Premiums Paid (Received) - ($22)                           (3)
                                                                                                   ==============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                  % OF
                                                  NET
CATEGORIES                                       ASSETS
----------------------------------------------------------
Asset-Backed Securities                                5.7
Certificate of Deposits                                0.9
Corporate Bonds and Notes                             15.4
International Debt                                     3.9
Loan Agreements                                        0.3
Mortgage-Backed Securities                            57.8
Municipal Bonds                                         --*
Non-US Bonds                                           0.2
United States Government Agencies                      4.5
United States Government Treasuries                   12.3
Preferred Stocks                                       0.2
Options Purchased                                       --*
Short-Term Investments                                12.0
Other Securities                                      18.1
                                              ------------
Total Investments                                    131.3
Other Assets and Liabilities, Net                    (31.3)
                                              ------------

                                                     100.0
                                              ============

Futures Contracts                                       --*
Options Written                                        (--)*
Foreign Currency Exchange Contracts                    (--)*
Interest Rate Swap Contracts                           (--)*
Credit Default Swap Contracts                          (--)*

* Less than .05% of net assets.

  See accompanying notes which are an integral part of the financial statements.

                                                         Fixed Income I Fund  77

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,025.90      $     1,020.28
Expenses Paid During
Period*                       $         4.57      $         4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,027.20      $     1,021.52
Expenses Paid During
Period*                       $         3.32      $         3.31

* Expenses are equal to the Fund's annualized expense ratio of 0.66% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS Y                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value
April 30, 2007                $     1,027.40      $     1,021.77
Expenses Paid During
Period*                       $         3.07      $         3.06

* Expenses are equal to the Fund's annualized expense ratio of 0.61% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 78  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 82.7%
Asset-Backed Securities - 6.7%
Accredited Mortgage Loan Trust
   Series 2004-2 Class A2
   5.620% due 07/25/34                                         88              89
ACE Securities Corp.
   Series 2003-OP1 Class M2 (E)
   6.820% due 12/25/33                                        130             131
   Series 2004-IN1 Class A1
   5.640% due 05/25/34                                        120             120
   Series 2005-SD3 Class A
   5.720% due 08/25/45                                        600             600
   Series 2006-ASP Class A2A (E)
   5.400% due 10/25/36                                        323             323
Aegis Asset Backed Securities Trust (E)
   Series 2003-3 Class M2
   6.970% due 01/25/34                                        265             266
American Airlines, Inc.
   6.817% due 11/23/12                                        125             127
   6.977% due 05/23/21                                         58              58
American Express Credit Account Master Trust (E)
   Series 2002-3 Class A
   5.430% due 12/15/09                                      1,075           1,075
   Series 2004-C Class C (p)
   5.820% due 02/15/12                                        627             628
   Series 2007-3 Class A
   5.320% due 10/15/12                                        600             600
Ameriquest Mortgage Securities, Inc.
   Series 2002-D Class M1 (E)
   7.557% due 02/25/33                                        145             145
   Series 2004-R4 Class A1A (E)(p)
   5.650% due 06/25/34                                        102             102
   Series 2004-R8 Class A5
   5.690% due 09/25/34                                        119             119
   Series 2004-R10 Class A5
   5.710% due 11/25/34                                         36              36
   Series 2006-R1 Class A2C
   5.510% due 08/01/16                                        260             260
Argent Securities, Inc. (E)
   Series 2005-W5 Class A2A
   5.400% due 01/25/36                                        267             267
Asset Backed Securities Corp. Home Equity
   Series 2005-HE3 Class A4
   5.520% due 04/25/35                                        230             230
Asset Backed Securities Corp. Home Equity Loan
   Trust (E)
   Series 2004-HE6 Class A1
   5.595% due 09/25/34                                        203             203

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Bank One Issuance Trust (E)
   Series 2004-A4 Class A4
   5.360% due 02/16/10                                        700             700
Bayview Financial Acquisition Trust
   Series 2006-A Class 1A3
   5.865% due 02/28/41                                        340             340
Bear Stearns Asset Backed Securities Trust
   Series 2004-BO1 Class 1A1 (E)
   5.520% due 09/25/34                                        106             106
   Series 2005-AQ1 Class 2A1
   5.540% due 03/25/35                                        167             167
   Series 2005-HE1 Class A1 (E)
   5.440% due 11/25/35                                        164             164
   Series 2005-HE8 Class A1 (E)
   5.440% due 08/25/35                                         55              55
Bear Stearns Structured Products, Inc. (p)
   Series 2007-N2 Class 12C
   6.500% due 02/27/37                                      9,300             402
   Series 2007-N2 Class 13C
   6.500% due 07/27/36                                     11,100             440
   Series 2007-N2 Class 14C
   6.500% due 08/27/36                                     15,000             566
BNC Mortgage Loan Trust (E)
   Series 2007-2 Class A2
   5.420% due 05/25/37                                      1,000           1,000
Capital Auto Receivables Asset Trust (E)
   Series 2006-2 Class A3B
   5.380% due 05/15/11                                      1,025           1,025
   Series 2007-1 Class A3B
   5.330% due 11/15/11                                        800             801
Carrington Mortgage Loan Trust (E)
   Series 2005-NC4 Class A1
   5.470% due 09/25/35                                         73              73
   Series 2006-OPT Class A1
   5.385% due 02/25/36                                        141             141
Chase Manhattan Auto Owner Trust
   Series 2006-B Class A2
   5.280% due 10/15/09                                        996             996
CIT Equipment Collateral
   Series 2006-VT2 Class A3
   5.070% due 02/20/10                                        340             340

                                                       Fixed Income III Fund  79

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                        200             202
   Series 2007-A1 Class A1 (E)
   5.340% due 03/22/12                                        725             725
Citifinancial Mortgage Securities, Inc.
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                          4               4
Citigroup Mortgage Loan Trust, Inc. (E)
   Series 2006-NC1 Class A2A
   5.390% due 08/25/36                                        357             357
   Series 2007-OPX Class A1A
   5.400% due 01/25/37                                      2,284           2,285
Countrywide Alternative Loan Trust (p)
   Principal Only STRIP
   Zero coupon due 05/25/47                                 3,900             201
Countrywide Asset-Backed Certificates
   Series 2004-13 Class AF3
   3.989% due 02/25/31                                         85              85
   Series 2004-AB2 Class M3 (E)
   5.920% due 05/25/36                                        230             230
   Series 2004-BC1 Class M1 (E)
   5.820% due 02/25/34                                        159             159
   Series 2004-S1 Class A2
   3.872% due 03/25/20                                         95              94
   Series 2005-16 Class 2AF1
   5.470% due 05/25/36                                        362             362
   Series 2006-3 Class 2A2
   5.500% due 02/25/36                                        510             510
   Series 2006-11 Class 1AF4
   6.300% due 09/25/46                                        405             411
   Series 2006-13 Class 1AF3
   5.944% due 01/25/37                                        985             991
   Series 2006-15 Class A3
   5.689% due 10/25/46                                        260             260
   Series 2006-17 Class 2A1 (E)
   5.370% due 03/25/47                                        403             405
   Series 2006-S2 Class A2
   5.627% due 07/25/27                                        385             383
   Series 2006-S3 Class A2
   6.085% due 06/25/21                                        760             767
   Series 2006-S6 Class A2
   5.519% due 03/25/34                                        480             479
   Series 2006-S7 Class A3
   5.712% due 04/25/35                                      1,780           1,779
   Series 2006-S9 Class A3
   5.728% due 08/25/36                                        665             661
   Series 2007-4 Class A2
   5.530% due 03/25/37                                        540             538

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2007-7 Class 2A1 (E)
   5.400% due 02/25/37                                      1,100           1,100
Countrywide Home Equity Loan Trust (E)
   Series 2006-H Class 2A1B
   5.470% due 11/15/36                                      1,672           1,668
   Series 2007-B Class A
   5.500% due 02/15/37                                      2,000           2,000
Credit-Based Asset Servicing and Securitization
   LLC
   Series 2005-CB4 Class AV1 (E)
   5.420% due 08/25/35                                         79              79
   Series 2005-CB5 Class AV1 (E)
   5.430% due 08/25/35                                         20              20
   Series 2006-CB5 Class A1 (E)
   5.380% due 06/25/36                                        417             417
   Series 2006-SL1 Class A2 (p)
   5.556% due 09/25/36                                      1,610           1,609
   Series 2007-CB1 Class AF2
   5.721% due 01/25/37                                        335             336
Dunkin Securitization (p)
   Series 2006-1 Class A2
   5.779% due 06/20/31                                        490             499
Entergy Gulf States, Inc. (E)
   5.769% due 12/01/09                                        100             100
Fannie Mae Grantor Trust
   Series 2003-T4 Class 2A5
   4.907% due 09/26/33                                        223             222
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2005-FF7 Class A2
   5.420% due 07/25/35                                        248             248
   Series 2006-FF1 Class A2
   5.370% due 07/25/36                                        465             465
   Series 2007-FF2 Class A2A
   5.363% due 03/25/37                                        627             626
Fremont Home Loan Trust (E)
   Series 2006-3 Class 2A1
   5.390% due 02/25/37                                        242             242
   Series 2006-E Class 2A1
   5.380% due 01/25/37                                        350             350
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1 Class A
   5.370% due 06/15/10                                        300             300
   Series 2004-2 Class A
   5.360% due 09/15/10                                        600             600

 80  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
GE Dealer Floorplan Master Note Trust
   Series 2004-2 Class A
   5.400% due 07/20/09                                        625             625
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                        253             251
GS Mortgage Securities Corp. (p)
   Series 2007-NIM Class N1
   6.250% due 01/25/37                                        337             336
GSAA Home Equity Trust
   Series 2006-4 Class 1A2
   5.961% due 03/25/36                                        478             481
GSAA Trust
   Series 2006-2 Class 2A3
   5.590% due 12/25/35                                        595             596
GSAMP Trust
   Series 2003-HE2 Class M1
   5.970% due 08/25/33                                        305             306
   Series 2004-SEA Class A2A (E)
   5.610% due 03/25/34                                        141             142
   Series 2006-HE4 Class A2A (E)
   5.390% due 06/25/36                                        435             435
   Series 2006-S3 Class A1
   6.085% due 05/25/36                                        111             111
   Series 2007-FM1 Class A2A (E)
   5.390% due 12/25/36                                        811             811
   Series 2007-HE2 Class A2A (E)
   5.400% due 03/25/47                                        911             911
Heritage Property Investment Trust
   5.125% due 04/15/14                                        300             291
Home Equity Asset Trust
   Series 2005-2 Class 2A2
   5.520% due 07/25/35                                         98              99
HSI Asset Securitization Corp. Trust (E)
   Series 2006-HE2 Class 2A1
   5.370% due 12/25/36                                        277             277
Indymac Residential Asset Backed Trust (E)
   Series 2006-H2 Class A
   5.470% due 06/28/36                                        795             795
JP Morgan Mortgage Acquisition Corp. (E)
   Series 2006-WMC Class A2
   5.370% due 08/25/36                                        602             602
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 07/25/35                                        228             232

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2006-16N Class A1A
   5.400% due 11/25/46                                        596             596
   Series 2007-4N Class 3A2A
   5.680% due 04/25/37                                      1,000           1,000
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.600% due 10/25/34                                         66              66
   Series 2006-1 Class 2A1
   5.400% due 02/25/36                                      1,691           1,691
Mastr Asset Backed Securities Trust
   Series 2003-WMC Class M2
   6.970% due 08/25/33                                         99              99
MBNA Credit Card Master Note Trust (E)
   Series 2002-A9 Class A9
   5.446% due 12/15/09                                        700             700
MBNA Credit Card Trust (E)
   Series 2002-A10 Class A10
   5.460% due 02/16/10                                        550             550
MBNA Master Credit Card Trust
   Series 2000-E Class A
   7.800% due 10/15/12                                        705             762
Merrill Lynch Mortgage Investors, Inc.
   Series 2005-NCB Class A1A
   5.451% due 07/25/36                                         22              22
   Series 2006-AR1 Class A2C
   5.480% due 03/25/37                                        500             500
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                         52              50
   Series 2004-1 Class A
   6.005% due 08/15/37                                         52              53
   Series 2005-1 Class A
   5.745% due 01/15/40                                         70              68
   Series 2006-1 Class A (p)
   5.787% due 10/15/40                                        258             257
Morgan Stanley ABS Capital I
   Series 2003-NC8 Class M3
   7.420% due 09/25/33                                         82              82
Morgan Stanley Mortgage Loan Trust
   Series 2006-12X Class A6A
   5.726% due 10/25/36                                        350             351

                                                       Fixed Income III Fund  81

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Mortgage Equity Conversion Asset Trust (E)(p)
   Series 2007-FF2 Class A
   5.370% due 02/25/42                                        625             625
Nationstar Home Equity Loan Trust (E)
   Series 2006-B Class AV1
   5.380% due 09/25/36                                        553             553
Nelnet Student Loan Trust (E)
   Series 2006-3 Class A1
   5.338% due 09/25/12                                        298             298
New Century Home Equity Loan Trust
   Series 2004-4 Class M2
   5.850% due 02/25/35                                        380             379
Newcastle Mortgage Securities Trust (E)
   Series 2006-1 Class A1
   5.390% due 03/25/36                                        381             381
Northwest Airlines, Inc. (o)
   7.041% due 04/01/22                                         99              99
NWA Trust (o)
   Series 1995-2 Class A
   9.250% due 06/21/14                                        441             463
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   7.020% due 04/25/33                                         97              97
   Series 2003-3 Class M3
   7.320% due 06/25/33                                         64              64
   Series 2003-4 Class M2
   6.970% due 07/25/33                                         62              62
   Series 2005-4 Class A3
   5.580% due 11/25/35                                        510             511
   Series 2007-5 Class 2A1
   5.440% due 05/25/37                                        850             850
Park Place Securities, Inc.
   Series 2004-MCW Class A1 (E)
   5.632% due 10/25/34                                        946             946
   Series 2005-WCW Class M1
   5.770% due 09/25/35                                        375             375
Popular ABS Mortgage Pass-Through Trust
   Series 2005-6 Class A3
   5.680% due 01/25/36                                        415             416
Power Contract Financing LLC (p)
   6.256% due 02/01/10                                        108             109
RAAC Series
   Series 2006-SP1 Class A1
   5.420% due 09/25/45                                        225             225
Renaissance Home Equity Loan Trust
   Series 2005-1 Class M1
   5.357% due 05/25/35                                        190             187

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2005-2 Class AF4
   4.934% due 08/25/35                                        205             202
   Series 2005-4 Class A2
   5.399% due 02/25/36                                        185             184
   Series 2005-4 Class A3
   5.565% due 02/25/36                                        115             115
   Series 2006-1 Class AF6
   5.746% due 05/25/36                                        320             318
   Series 2007-1 Class AF2
   5.512% due 04/25/37                                        575             573
Residential Asset Mortgage Products, Inc.
   Series 2003-RS1 Class AI6A
   5.980% due 12/25/33                                        365             367
   Series 2006-RZ3 Class A1 (E)
   5.390% due 08/25/36                                        584             584
   Series 2006-RZ4 Class A1A (E)
   5.430% due 10/25/36                                        521             521
   Series 2007-RZ1 Class A1 (E)
   5.390% due 02/25/37                                        642             642
Residential Asset Securities Corp.
   Series 2001-KS3 Class AII (E)
   5.780% due 09/25/31                                         55              55
   Series 2003-KS1 Class M2 (E)
   7.945% due 01/25/33                                         29              26
   Series 2003-KS2 Class MI1
   4.800% due 04/25/33                                        795             781
   Series 2003-KS2 Class MI3
   6.100% due 04/25/33                                        440             433
Saxon Asset Securities Trust (E)
   Series 2006-3 Class A1
   5.380% due 11/25/36                                        235             235
SBI Heloc Trust (E)(p)
   Series 2006-1A Class 1A2A
   5.490% due 08/25/36                                        332             332
Securitized Asset Backed Receivables LLC Trust
   Series 2006-WM1 Class A2A
   5.380% due 12/25/35                                        209             209
   Series 2006-WM4 Class A2A (E)
   5.400% due 11/25/36                                        719             718
   Series 2007-BR1 Class A2A (E)
   5.440% due 02/25/37                                        826             826
Sharps SP I, LLC
   7.000% due 01/25/34                                         31              21

 82  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
SLM Student Loan Trust (E)
   Series 2006-3 Class A2
   5.360% due 01/25/16                                        384             384
   Series 2006-9 Class A1
   5.330% due 10/25/12                                        889             889
   Series 2007-3 Class A1
   5.320% due 10/27/14                                      3,575           3,575
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                         48              49
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                      1,176           1,228
Soundview Home Equity Loan Trust
   Series 2006-EQ1 Class A1 (E)
   5.370% due 10/25/36                                        353             353
   Series 2006-EQ2 Class A1 (E)
   5.400% due 01/25/37                                      2,525           2,524
   Series 2006-WF1 Class A2
   5.645% due 10/25/36                                        695             693
   Series 2007-WMC Class 3A1 (E)
   5.430% due 02/25/37                                        700             700
Structured Asset Investment Loan Trust
   Series 2003-BC1 Class 3A (E)
   5.660% due 11/25/33                                         12              12
   Series 2005-3 Class M2
   5.760% due 04/25/35                                        210             209
Structured Asset Mortgage Investments, Inc. (E)
   Series 2006-AR7 Class A2A
   5.550% due 08/25/36                                        535             536
Structured Asset Securities Corp.
   Series 2001-SB1 Class A2
   3.375% due 08/25/31                                        151             136
   Series 2004-16X Class A2
   4.910% due 08/25/34                                         93              92
   Series 2004-19X Class A2
   4.370% due 10/25/34                                        400             397
   Series 2005-GEL Class A (E)
   5.670% due 12/25/34                                        185             185
   Series 2005-S2 Class A2
   5.520% due 06/25/35                                        214             214
   Series 2006-BC3 Class A2 (E)
   5.370% due 10/25/36                                      1,484           1,484
TXU Electric Delivery Transition Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                        100             100
VTB Capital SA (E)
   6.150% due 12/07/09                                        765             766

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Washington Mutual Alternative
   Mortgage Pass-Through
   Certificates (E)
   Series 2006-AR6 Class 1A
   5.510% due 07/25/46                                        304             304
Wells Fargo Home Equity Trust (E)
   Series 2005-4 Class AI1 (p)
   5.440% due 12/25/35                                        449             449
   Series 2006-3 Class A1
   5.370% due 01/25/37                                        359             359
World Financial Properties (p)
   6.910% due 09/01/13                                        142             149
   6.950% due 09/01/13                                        169             178
                                                                     ------------
                                                                           79,359
                                                                     ------------

Certificates of Deposit - 1.0%
Bank of Ireland
   5.400% due 01/15/10                                      2,200           2,199
BNP Paribas
   5.262% due 05/28/08                                        300             300
   5.270% due 09/23/08                                      1,400           1,399
Calyon NY
   5.330% due 01/16/09                                        700             700
Dexia Credit SA
   5.270% due 09/29/08                                      2,300           2,299
Fortis Bank
   5.265% due 06/30/08                                        900             899
   5.300% due 09/30/08                                        600             600
Nordea Bank Finland PLC
   5.307% due 05/28/08                                        300             300
   5.297% due 04/09/09                                        900             900
Royal Bank of Canada
   5.420% due 06/30/08                                        900             900
Unicredito Italiano NY (E)
   Series YCD
   5.350% due 05/06/08                                      1,100           1,100
   5.360% due 05/29/08                                        500             500
                                                                     ------------
                                                                           12,096
                                                                     ------------

Corporate Bonds and Notes - 14.7%
Abbott Laboratories
   5.600% due 05/15/11                                        405             413
   5.875% due 05/15/16                                        200             207
Ace Capital Trust II (N)
   9.700% due 04/01/30                                        375             502
AIG Matched Funding Corp. (E)(p)
   5.361% due 06/16/08                                        400             401

                                                       Fixed Income III Fund  83

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
AIG SunAmerica Global Financing VI (p)
   6.300% due 05/10/11                                        375             391
Alamosa Delaware, Inc.
   8.500% due 01/31/12                                        195             206
Alcoa, Inc.
   5.950% due 02/01/37                                        290             288
Alion Science and Technology Corp. (p)
   10.250% due 02/01/15                                       305             321
Allied Waste North America, Inc.
   Series B
   7.125% due 05/15/16                                        160             164
Altria Group, Inc. (N)
   7.750% due 01/15/27                                         50              60
American Casino & Entertainment Properties LLC
   7.850% due 02/01/12                                        280             293
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                         40              40
American Express Bank (E)
   Series BKNT
   5.330% due 10/16/08                                        600             600
American Express Centurion Bank (E)
   Series BKNT
   5.320% due 05/07/08                                        400             400
American Express Co.
   6.800% due 09/01/66                                        320             342
American Express Credit Corp.
   5.380% due 03/02/09                                        600             601
   5.380% due 11/09/09 (E)                                    200             200
American General Finance Corp.
   4.875% due 05/15/10                                        425             424
   Series MTNH
   4.625% due 09/01/10                                         20              20
   Series MTNI
   4.625% due 05/15/09                                         70              69
American International Group, Inc.
   5.370% due 06/16/09 (E)(p)                                 300             300
   4.700% due 10/01/10                                        440             435
   5.375% due 10/18/11                                        405             410
   5.050% due 10/01/15 (N)                                    415             408
   6.250% due 03/15/87                                        700             697
Americo Life, Inc. (p)
   7.875% due 05/01/13                                        100             103
Ameriprise Financial, Inc. (N)
   7.518% due 06/01/66                                      1,140           1,237
AmerisourceBergen Corp.
   5.875% due 09/15/15                                         15              15
   Series WI
   5.625% due 09/15/12                                        525             525

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
AMFM, Inc.
   8.000% due 11/01/08                                        225             233
Amkor Technology, Inc.
   7.750% due 05/15/13                                        275             272
   9.250% due 06/01/16                                        600             636
Anadarko Petroleum Corp.
   5.950% due 09/15/16                                        955             962
ANZ Capital Trust (f)(p)
   4.484% due 12/31/49                                        450             440
Apache Corp.
   5.250% due 04/15/13                                        305             305
Aramark Corp. (p)
   8.500% due 02/01/15                                        120             126
   8.860% due 02/01/15 (E)                                    125             128
Arizona Public Service Co.
   5.800% due 06/30/14                                        400             404
   6.250% due 08/01/16                                        500             517
ArvinMeritor, Inc. (N)
   8.750% due 03/01/12                                        175             181
AT&T Corp.
   7.300% due 11/15/11                                        518             563
   8.000% due 11/15/31                                        665             833
AT&T Mobility LLC
   6.500% due 12/15/11                                        480             507
AT&T, Inc.
   5.570% due 11/14/08 (E)                                  1,000           1,003
   5.460% due 02/05/10 (E)                                    200             200
   5.100% due 09/15/14                                        110             108
Avista Capital Trust III
   6.500% due 04/01/34                                        350             349
Avista Corp.
   9.750% due 06/01/08                                        220             229
BAC Capital Trust XI
   6.625% due 05/23/36                                        155             166
BAC Capital Trust XIV (f)
   5.630% due 12/31/49                                        470             472
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                      1,025           1,073
Bank of America Corp.
   5.875% due 02/15/09                                         70              71
   5.375% due 06/19/09 (E)                                  1,800           1,802
   5.370% due 11/06/09 (E)(N)                                 200             200
   4.250% due 10/01/10                                         45              44
Bank of America NA (E)
   Series BKNT
   5.361% due 12/18/08                                        300             300
Bank of New York Co., Inc. (The)
   5.125% due 11/01/11                                        445             446

 84  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The) (E)
   5.450% due 08/21/09                                        600             600
BellSouth Corp.
   5.460% due 08/15/08 (E)                                    600             600
   4.200% due 09/15/09                                        320             314
   6.550% due 06/15/34 (N)                                     85              89
Bellsouth Telecommunications, Inc.
   7.000% due 12/01/95                                        495             514
BNP Paribas Capital Trust (f)(A)
   9.003% due 12/29/49                                        850             947
Boardwalk Pipelines, LP
   5.875% due 11/15/16                                        425             426
Boeing Capital Corp., Ltd.
   6.100% due 03/01/11                                        120             125
Boston Scientific Corp.
   6.400% due 06/15/16                                      1,005           1,003
Bowater, Inc. (N)
   9.000% due 08/01/09                                        430             452
Burlington Northern Santa Fe Corp.
   6.750% due 07/15/11                                         20              21
   5.650% due 05/01/17                                        210             211
   6.875% due 12/01/27                                         60              64
California Steel Industries, Inc.
   6.125% due 03/15/14                                        335             320
Carolina Power & Light Co.
   6.500% due 07/15/12                                         45              48
Caterpillar, Inc.
   6.050% due 08/15/36                                        345             355
Catlin Insurance Co., Ltd. (f)(A)
   7.249% due 12/31/49                                        530             534
CCH I Holdings LLC (N)
   13.500% due 01/15/14                                       359             365
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                        135             136
CenterPoint Energy Resources Corp.
   6.250% due 02/01/37                                         55              55
   Series B
   7.875% due 04/01/13                                        445             497
Chubb Corp.
   6.375% due 03/29/67                                        450             455
Cingular Wireless Services, Inc.
   7.875% due 03/01/11                                        275             301
   8.750% due 03/01/31                                        180             236
CIT Group Holdings, Inc. (E)(N)
   5.510% due 01/30/09                                        400             400
CIT Group, Inc.
   5.510% due 08/15/08 (E)                                    300             300
   5.515% due 12/19/08 (E)                                    100             100
   5.450% due 06/08/09 (E)                                    100             100
   5.480% due 08/17/09 (E)                                    700             698

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   6.875% due 11/01/09                                         55              57
   4.125% due 11/03/09                                         70              68
Citigroup Funding, Inc.
   Zero coupon due 07/17/08                                   125             153
   5.343% due 12/08/08 (E)                                    100             100
Citigroup, Inc.
   5.406% due 12/26/08 (E)                                    600             600
   5.400% due 01/30/09 (E)                                  1,100           1,100
   5.393% due 12/28/09 (E)                                    700             700
   6.500% due 01/18/11                                        480             503
   4.700% due 05/29/15                                        170             163
   6.125% due 08/25/36                                        780             804
Citizens Communications Co.
   9.250% due 05/15/11                                        190             212
Clorox Co. (N)
   4.200% due 01/15/10                                        155             152
CNA Financial Corp.
   6.500% due 08/15/16                                        275             285
Columbus Southern Power Co.
   Series C
   5.500% due 03/01/13                                         75              76
Comcast Cable Communications Holdings, Inc.
   9.455% due 11/15/22                                        250             330
Comcast Cable Communications LLC
   6.750% due 01/30/11                                        140             147
Comcast Cable Holdings LLC
   9.800% due 02/01/12 (N)                                    350             415
   7.875% due 08/01/13                                        695             780
Comcast Corp.
   5.660% due 07/14/09 (E)                                    765             766
   5.900% due 03/15/16                                        185             189
   5.875% due 02/15/18                                        100             101
   6.500% due 11/15/35                                        295             300
   6.450% due 03/15/37                                        350             354
Commonwealth Edison Co.
   6.950% due 07/15/18 (N)                                    100             101
   Series 105
   5.400% due 12/15/11                                        225             222
ConAgra Foods, Inc.
   7.000% due 10/01/28                                        135             146
   8.250% due 09/15/30                                         75              92
Consolidated Natural Gas Co.
   6.850% due 04/15/11                                        360             380

                                                       Fixed Income III Fund  85

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series C
   6.250% due 11/01/11                                         80              83
Constellation Brands, Inc. (N)
   Series B
   8.125% due 01/15/12                                        125             130
Consumers Energy Co.
   Series F
   4.000% due 05/15/10                                         50              48
   Series H (N)
   4.800% due 02/17/09                                        115             114
Continental Airlines, Inc.
   Series 01-1
   6.503% due 06/15/11                                        175             180
   Series A
   5.983% due 04/19/22                                        310             311
Cooper Industries, Inc.
   Series WI
   5.250% due 11/15/12                                        165             165
Corrections Corp. of America
   7.500% due 05/01/11                                        365             379
Costco Wholesale Corp.
   5.500% due 03/15/17                                        610             613
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                        215             210
COX Communications, Inc.
   4.625% due 01/15/10                                        970             957
   5.875% due 12/01/16 (p)                                    275             277
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2005-CN2 Class A1S
   5.540% due 11/15/19                                        210             210
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/10                                        130             130
   6.500% due 01/15/12                                         70              74
   5.500% due 08/15/13 (N)                                     55              56
Credit Suisse USA, Inc.
   5.250% due 03/02/11                                        210             211
CSC Holdings, Inc.
   Series WI
   6.750% due 04/15/12                                        160             160
CVS Caremark Corp.
   5.750% due 08/15/11                                        205             209
CVS Lease Pass Through (p)
   6.036% due 12/10/28                                        417             418
DaimlerChrysler NA Holding Corp.
   5.690% due 03/13/09 (E)                                    200             200
   5.770% due 03/13/09                                        500             502
   5.810% due 08/03/09 (E)                                  1,050           1,055
   6.500% due 11/15/13                                        350             368
   8.500% due 01/18/31                                        100             126
DCP Midstream, LP (N)
   6.875% due 02/01/11                                         20              21

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Delhaize America, Inc.
   9.000% due 04/15/31                                        135             164
Detroit Edison Co. (The)
   6.125% due 10/01/10                                         95              98
   6.350% due 10/15/32                                        130             138
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                        255             250
   5.250% due 04/15/11                                         60              60
   5.375% due 10/15/12                                        125             125
Dex Media East Finance Co.
   12.125% due 11/15/12                                        70              76
Dominion Resources, Inc.
   Series 06-B (N)
   6.300% due 09/30/66                                        450             460
   Series A
   5.687% due 05/15/08                                        275             276
   5.200% due 01/15/16                                        520             507
   Series B (N)
   6.250% due 06/30/12                                         60              63
Dow Chemical Co. (The)
   6.000% due 10/01/12                                        150             155
DPL, Inc.
   6.875% due 09/01/11                                        361             382
E*Trade Financial Corp.
   8.000% due 06/15/11                                        620             652
Echostar DBS Corp.
   6.375% due 10/01/11                                        270             273
   6.625% due 10/01/14                                         95              96
El Paso Corp.
   8.050% due 10/15/30                                        400             458
   Series *
   9.625% due 05/15/12                                        300             348
Eli Lilly & Co. (N)
   6.770% due 01/01/36                                        445             507
Embarq Corp.
   7.995% due 06/01/36                                         75              79
Energy Partners, Ltd. (A)
   9.750% due 04/15/14                                        245             249
Energy Transfer Partners, LP
   5.950% due 02/01/15                                        375             381
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                         80              78
   6.100% due 12/08/08                                        195             195
Enterprise Products Operating, LP
   4.950% due 06/01/10                                        275             273
   8.375% due 08/01/66                                        910           1,008
   Series B
   4.625% due 10/15/09                                        410             405

 86  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Erac USA Finance Co.
   7.350% due 06/15/08 (p)                                    390             396
   5.300% due 11/15/08                                        100             100
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                      1,070           1,104
Farmers Insurance Exchange (p)
   6.000% due 08/01/14                                        225             223
Federated Retail Holdings, Inc.
   5.350% due 03/15/12                                        290             290
FedEx Corp.
   5.500% due 08/15/09                                         45              45
   7.600% due 07/01/97                                        135             158
First Union Institutional Capital II
   7.850% due 01/01/27                                        540             562
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                        670             703
   Series C
   7.375% due 11/15/31                                        275             316
Ford Motor Co. (N)
   7.450% due 07/16/31                                        520             411
   7.700% due 05/15/97                                        205             154
Ford Motor Credit Co.
   9.875% due 08/10/11                                      1,785           1,901
   7.250% due 10/25/11                                        195             191
   8.110% due 01/13/12 (E)                                    315             311
   8.000% due 12/15/16                                        230             225
   Series WI
   9.750% due 09/15/10                                        655             693
FPL Group Capital, Inc. (N)
   5.625% due 09/01/11                                        415             422
Freeport-McMoRan Copper & Gold, Inc.
   8.375% due 04/01/17                                        880             962
Freescale Semiconductor, Inc. (N)(p)
   10.125% due 12/15/16                                       385             389
General Electric Capital Corp.
   5.400% due 01/05/09 (E)                                    500             500
   5.430% due 01/20/10 (E)                                  1,100           1,102
   5.500% due 04/28/11                                        400             406
   5.560% due 01/08/16                                        100             100
   Series GMTN (E)
   5.370% due 03/12/10                                        200             200
   Series MTN (E)
   5.390% due 10/26/09                                      1,400           1,400
   Series MTNA
   4.250% due 12/01/10 (N)                                     55              54
   5.875% due 02/15/12                                         60              62
   5.450% due 01/15/13                                        755             765
General Electric Co.
   5.000% due 02/01/13                                         45              45
General Motors Corp. (N)
   8.375% due 07/15/33                                        620             560

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Georgia-Pacific Corp.
   9.500% due 12/01/11                                        275             304
   8.875% due 05/15/31                                        603             642
Glencore Nickel, Ltd. (o)
   9.000% due 12/01/14                                        235              --
GMAC LLC
   6.875% due 09/15/11                                      1,995           2,002
   6.000% due 12/15/11                                        100              97
   8.000% due 11/01/31                                      1,235           1,326
Goldman Sachs Group, Inc. (The)
   5.400% due 03/30/09 (E)                                    400             400
   5.456% due 06/23/09 (E)                                    900             901
   5.440% due 11/16/09 (E)                                    200             200
   6.875% due 01/15/11                                        935             989
   5.350% due 01/15/16                                        935             923
   5.625% due 01/15/17                                        245             244
   6.345% due 02/15/34                                        315             318
   Series MTNB
   5.460% due 07/29/08 (E)                                    100             100
   5.450% due 11/10/08 (E)                                    400             400
   5.690% due 07/23/09                                        700             704
GSAMP Trust (E)
   Series 2006-HE8 Class A2A
   5.390% due 01/25/37                                        594             594
Halliburton Co.
   5.500% due 10/15/10                                        125             127
Harrah's Operating Co., Inc.
   5.500% due 07/01/10                                        200             196
   6.500% due 06/01/16 (N)                                    520             464
Hawaiian Telcom Communications, Inc. (N)
   Series B
   12.500% due 05/01/15                                       125             141
HCA, Inc.
   9.125% due 11/15/14 (p)                                    185             200
   6.500% due 02/15/16 (N)                                    295             257
Health Care Property Investors, Inc. (N)
   5.950% due 09/15/11                                        575             585
Healthsouth Corp. (p)
   10.750% due 06/15/16                                       555             605
Hertz Corp.
   8.875% due 01/01/14                                        285             307
Hewlett-Packard Co. (E)
   5.485% due 05/22/09                                        175             175
Historic TW, Inc.
   8.050% due 01/15/16                                        420             481

                                                       Fixed Income III Fund  87

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
HJ Heinz Co.
   6.428% due 12/01/08                                        100             102
HJ Heinz Finance Co. (N)
   6.000% due 03/15/12                                         50              51
Home Depot, Inc.
   5.490% due 12/16/09 (E)                                     95              95
   5.875% due 12/16/36 (N)                                    275             267
Hospira, Inc. (E)
   5.830% due 03/30/10                                        260             261
HRPT Properties Trust
   5.750% due 02/15/14                                        330             332
HSBC Finance Corp.
   5.490% due 09/15/08 (E)                                  1,900           1,903
   5.488% due 12/05/08 (E)                                    100             100
   5.875% due 02/01/09 (N)                                    210             212
   5.420% due 10/21/09 (E)                                    300             300
   4.125% due 11/16/09                                        105             103
   8.000% due 07/15/10                                         45              49
   6.375% due 10/15/11                                        205             214
   6.375% due 11/27/12                                        410             431
   5.000% due 06/30/15                                        300             290
ICI Wilmington, Inc.
   4.375% due 12/01/08                                         65              64
Idearc, Inc. (p)
   8.000% due 11/15/16                                        250             261
Innophos Investments Holdings, Inc.
   13.380% due 02/15/15                                       209             215
International Business Machines Corp.
   7.125% due 12/01/96                                        425             487
International Lease Finance Corp.
   5.750% due 06/15/11                                        185             190
   5.625% due 09/20/13                                        190             193
International Steel Group, Inc. (N)
   6.500% due 04/15/14                                        435             455
Interpublic Group of Cos., Inc.
   6.250% due 11/15/14                                        135             127
iPCS, Inc. (E)(A)
   7.480% due 05/01/13                                         85              85
iStar Financial, Inc. (N)
   Series B
   5.125% due 04/01/11                                        350             347
ITT Corp.
   7.400% due 11/15/25                                         70              81
JC Penney Co., Inc.
   7.375% due 08/15/08                                        240             245
JC Penney Corp., Inc.
   8.125% due 04/01/27 (N)                                    250             257
   6.375% due 10/15/36                                        220             219
Jersey Central Power & Light Co.
   5.625% due 05/01/16                                        190             191

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
JP Morgan Chase Bank
   Series EMTN
   6.000% due 05/22/45                                      3,445           2,787
JP Morgan Chase Capital XVIII
   Series R
   6.950% due 08/01/66                                        485             519
JP Morgan Chase Capital XX
   Series T
   6.550% due 09/29/36                                        100             102
JPMorgan Chase & Co.
   6.000% due 02/15/09                                         35              35
   7.000% due 11/15/09                                        125             131
   6.750% due 02/01/11                                         70              74
   5.600% due 06/01/11                                        150             153
JPMorgan Chase Bank NA
   Series BKNT
   5.875% due 06/13/16                                        430             445
KAR Holdings, Inc. (A)
   10.000% due 05/01/15                                       295             306
KBC Bank Funding Trust II (f)
   6.880% due 06/30/49                                        600             855
KBC Bank Funding Trust III (f)(p)
   9.860% due 11/29/49                                        165             182
Kellogg Co.
   Series B
   6.600% due 04/01/11                                        870             914
Kerr-McGee Corp.
   6.950% due 07/01/24                                        450             480
Kinder Morgan Finance Co. ULC
   Series WI
   5.350% due 01/05/11                                        235             233
   5.700% due 01/05/16                                        190             182
Kraft Foods, Inc.
   4.125% due 11/12/09                                        265             258
   5.625% due 11/01/11                                      1,070           1,084
   6.500% due 11/01/31 (N)                                     65              67
Kroger Co. (The)
   7.250% due 06/01/09                                        175             182
   8.000% due 09/15/29                                         55              61
LaBranche & Co., Inc.
   9.500% due 05/15/09                                        580             608
   11.000% due 05/15/12                                       360             392
Lear Corp.
   Series B
   8.750% due 12/01/16                                        140             136
Lehman Brothers Holdings, Inc.
   5.450% due 04/03/09 (E)                                    800             800
   5.460% due 08/21/09 (E)                                    300             300

 88  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   5.580% due 07/18/11 (E)(N)                                 300             300
   5.250% due 02/06/12                                        200             201
   5.500% due 04/04/16                                        220             220
   Series MTN (E)
   5.460% due 11/16/09                                        300             300
   Series MTNG (E)
   5.624% due 11/10/09                                        300             301
Level 3 Communications, Inc.
   6.000% due 09/15/09                                        140             138
Level 3 Financing, Inc.
   12.250% due 03/15/13                                       200             234
   9.250% due 11/01/14 (A)                                    220             229
Liberty Mutual Group, Inc. (p)
   7.000% due 03/15/37 (N)                                    470             472
   7.800% due 03/07/87                                      1,625           1,633
Lubrizol Corp.
   4.625% due 10/01/09                                        300             296
MacDermid, Inc. (p)
   9.500% due 04/15/17                                        355             368
Mandalay Resort Group (N)
   6.500% due 07/31/09                                        160             162
Manufacturers & Traders Trust Co.
   5.585% due 12/28/20                                        129             128
Marsh & McLennan Cos., Inc. (N)
   5.150% due 09/15/10                                        430             426
Max USA Holdings, Ltd. (A)
   7.200% due 04/14/17                                        370             372
May Department Stores Co.
   (The) (N)
   6.700% due 07/15/34                                        250             251
MBNA Corp. (E)
   Series MTNF
   5.790% due 05/05/08                                        255             256
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                        615             666
Merrill Lynch & Co., Inc.
   5.560% due 07/25/11 (E)                                    500             501
   6.220% due 09/15/26                                        255             260
   Series MTN (E)
   5.450% due 08/14/09                                        400             400
   Series MTNC
   5.430% due 06/16/08 (E)                                  1,100           1,101
   4.250% due 02/08/10                                      1,110           1,084
MetLife, Inc.
   5.000% due 06/15/15                                        190             185
   6.400% due 12/15/36                                        800             798
Midamerican Energy Holdings Co.
   Series WI
   6.125% due 04/01/36                                        775             788
Midamerican Funding LLC
   6.750% due 03/01/11                                        350             370
Miller Brewing Co. (p)
   4.250% due 08/15/08                                        175             173
   5.500% due 08/15/13                                        285             286

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Mohawk Industries, Inc.
   Series D
   7.200% due 04/15/12                                        140             148
Monumental Global Funding II (p)
   4.625% due 03/15/10                                        135             133
Morgan Stanley
   5.360% due 11/21/08 (E)                                    500             500
   5.375% due 10/15/15                                        265             262
   Series GMTN
   5.470% due 02/09/09                                      1,400           1,402
   Series MTN (E)
   5.450% due 01/15/10                                        300             300
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                        185             191
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09 (N)                                     85              86
   5.450% due 04/10/17                                        240             241
Nationwide Financial Services
   6.250% due 11/15/11                                        265             276
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                        310             371
NCO Group, Inc. (E)(p)
   10.230% due 11/15/13                                       295             295
Neiman-Marcus Group, Inc. (N)
   Series WI
   10.375% due 10/15/15                                        95             107
Nelnet, Inc.
   7.400% due 09/29/36                                        225             233
Nevada Power Co.
   Series L
   5.875% due 01/15/15                                        175             176
News America Holdings, Inc.
   9.250% due 02/01/13                                         25              30
   7.750% due 12/01/45 (N)                                    130             148
   7.900% due 12/01/95                                        120             138
   8.250% due 10/17/96                                         45              54
Nextel Communications, Inc.
   Series E
   6.875% due 10/31/13                                        410             421
Nisource Finance Corp.
   5.930% due 11/23/09 (E)                                    120             120
   7.875% due 11/15/10                                        345             374
Norfolk Southern Corp.
   7.050% due 05/01/37                                        115             126
   6.000% due 03/15/49                                        315             281
   7.900% due 05/15/97                                        800             939

                                                       Fixed Income III Fund  89

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
North Front Pass-Through Trust (p)
   5.810% due 12/15/24                                      1,000             990
Ohio Power Co.
   Series F (N)
   5.500% due 02/15/13                                         25              25
   Series K (N)
   6.000% due 06/01/16                                        170             176
ONEOK Partners, LP
   6.650% due 10/01/36                                        175             182
Oracle Corp. and Ozark Holding, Inc. (E)
   Series WI
   5.603% due 01/13/09                                        500             500
Pacific Gas & Electric Co.
   4.200% due 03/01/11                                        275             267
   6.050% due 03/01/34                                        115             118
PartnerRe Finance II (N)
   6.440% due 12/01/66                                         75              75
Peabody Energy Corp. (N)
   7.875% due 11/01/26                                        200             214
Pemex Project Funding Master Trust
   Series WI
   6.625% due 06/15/35                                        175             185
Pepco Holdings, Inc.
   5.994% due 06/01/10                                        365             365
Phoenix Life Insurance Co. (p)
   7.150% due 12/15/34                                        275             293
Pilgrim's Pride Corp.
   9.625% due 09/15/11                                         55              57
   7.625% due 05/01/15                                        135             137
Plains All American Pipeline, LP/ PAA Finance
   Corp.
   Series WI
   6.700% due 05/15/36                                        230             239
Platinum Underwriters Finance, Inc.
   Series B
   7.500% due 06/01/17                                        170             180
Popular North America Capital Trust I
   6.564% due 09/15/34                                        210             202
Popular North America, Inc.
   Series MTNE
   3.875% due 10/01/08                                        500             490
Procter & Gamble Co.
   5.550% due 03/05/37                                         60              59
Progress Energy, Inc.
   7.100% due 03/01/11                                         92              98
   5.625% due 01/15/16                                         90              91
   7.000% due 10/30/31                                        205             229
Qwest Corp.
   7.875% due 09/01/11                                        815             868
   7.625% due 06/15/15                                        300             321

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Rabobank Capital Funding II (f)(p)
   5.260% due 12/31/49                                        365             356
RBS Capital Trust I (f)
   4.709% due 12/29/49                                         30              29
RBS Capital Trust III (f)
   5.512% due 09/29/49                                        500             493
Realogy Corp. (N)(p)
   12.375% due 04/15/15                                       640             640
Reckson Operating Partnership, LP
   7.750% due 03/15/09                                         75              78
   5.150% due 01/15/11                                        135             133
Reinsurance Group of America, Inc.
   6.750% due 12/15/65                                        100             100
Reliant Energy, Inc.
   6.750% due 12/15/14                                        470             492
Rental Services Corp. (p)
   9.500% due 12/01/14                                        385             409
Residential Capital LLC
   5.850% due 06/09/08 (E)(N)                                 405             402
   6.125% due 11/21/08                                        370             370
   7.190% due 04/17/09                                        535             533
   6.375% due 06/30/10                                      1,167           1,170
   6.000% due 02/22/11                                        860             850
   5.125% due 05/17/12                                        375             497
   6.500% due 04/17/13                                        820             820
   Series WI
   6.875% due 06/30/15                                        940             952
RH Donnelley, Inc.
   10.875% due 12/15/12                                       555             601
Safeco Capital Trust I
   8.072% due 07/15/37                                        275             287
Safeway, Inc.
   5.800% due 08/15/12                                         65              66
   7.250% due 02/01/31 (N)                                     15              16
Sara Lee Corp. (N)
   6.125% due 11/01/32                                        210             195
SB Treasury Co. LLC (f)(A)
   9.400% due 12/29/49                                        650             678
SBC Communications, Inc. (N)
   6.150% due 09/15/34                                        305             306
Sempra Energy (E)
   5.830% due 05/21/08                                        380             380
Simon Property Group, LP
   5.600% due 09/01/11                                        300             305
SLM Corp.
   4.000% due 01/15/10 (N)                                    175             167

 90  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series MTNA
   5.500% due 07/27/09                                      2,000           1,965
   4.500% due 07/26/10                                        270             258
Southern California Edison Co.
   7.625% due 01/15/10                                        110             117
Sprint Capital Corp.
   7.625% due 01/30/11                                      1,180           1,266
   6.875% due 11/15/28                                         70              69
   8.750% due 03/15/32                                        565             667
Steel Dynamics, Inc. (p)
   6.750% due 04/01/15                                        425             426
Stingray Pass-Through Trust (p)
   5.902% due 01/12/15                                        700             687
Suncom Wireless, Inc.
   8.500% due 06/01/13                                        515             538
Sungard Data Systems, Inc.
   10.250% due 08/15/15                                       336             370
Swiss Re Capital I, LP (f)(N)(p)
   6.854% due 05/29/49                                        400             418
Symetra Financial Corp. (p)
   6.125% due 04/01/16                                        300             305
TECO Energy, Inc.
   7.200% due 05/01/11                                        295             314
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                         95             107
Time Warner Cable, Inc. (A)
   5.400% due 07/02/12                                      1,040           1,043
   5.850% due 05/01/17                                        425             428
   6.550% due 05/01/37                                        850             860
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                        315             375
Time Warner, Inc.
   5.590% due 11/13/09 (E)                                  2,590           2,595
   5.500% due 11/15/11                                        395             398
Trump Entertainment Resorts, Inc. (N)
   8.500% due 06/01/15                                        550             553
Twin Reefs Pass-Through Trust (E)(f)(p)
   6.320% due 12/10/49                                        400             401
TXU Electric Delivery Co.
   5.725% due 09/16/08 (E)(p)                                 800             800
   7.000% due 09/01/22                                         85              92
TXU Energy Co. LLC
   7.000% due 03/15/13                                        120             125
Union Pacific Corp.
   3.625% due 06/01/10                                        120             114
   6.125% due 01/15/12                                        195             201
Union Planters Corp.
   7.750% due 03/01/11                                        125             136
UnitedHealth Group, Inc.
   5.250% due 03/15/11                                        185             186

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Unum Group
   5.859% due 05/15/09                                        240             242
US Oncology, Inc.
   9.000% due 08/15/12                                        295             314
USB Capital IX
   6.189% due 04/15/49                                        410             421
USB Realty Corp. (f)(p)
   6.091% due 12/22/49                                        700             707
Valero Logistics Operations, LP
   6.050% due 03/15/13                                        560             572
Verizon Communications, Inc.
   5.850% due 09/15/35                                        425             408
Verizon Global Funding Corp.
   7.250% due 12/01/10                                        300             320
Verizon, Inc.
   6.500% due 09/15/11                                         40              42
Viacom, Inc.
   5.711% due 06/16/09 (E)                                    330             331
   5.750% due 04/30/11                                        455             461
   6.875% due 04/30/36                                        515             522
Visteon Corp.
   8.250% due 08/01/10                                        325             331
Wachovia Bank NA (E)
   Series BKNT
   5.356% due 06/27/08                                        400             400
   5.320% due 10/03/08                                        700             700
   Series DPNT
   5.390% due 03/23/09                                        700             700
Wachovia Capital Trust III
   5.800% due 03/15/42                                      1,395           1,416
Wachovia Corp. (N)
   5.410% due 12/01/09 (E)                                    400             400
   5.625% due 10/15/16                                        100             101
Wal-Mart Stores, Inc. (E)
   5.255% due 06/16/08                                      1,000             999
Washington Mutual Preferred Funding II (f)(N)(p)
   6.665% due 12/31/49                                        300             299
Washington Mutual, Inc.
   8.250% due 04/01/10                                        250             270
WellPoint, Inc.
   4.250% due 12/15/09                                        266             261
   5.850% due 01/15/36                                        490             473
Wells Fargo & Co. (N)
   4.950% due 10/16/13                                        155             153
Wells Fargo Bank NA
   5.750% due 05/16/16                                        190             196

                                                       Fixed Income III Fund  91

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Westpac Banking Corp. (E)
   Series DPNT
   5.280% due 06/06/08                                        300             300
Willis North America, Inc. (N)
   5.125% due 07/15/10                                        270             265
Wimar Opco LLC/Wimar Opco Finance Corp. (p)
   9.625% due 12/15/14                                        345             350
Windstream Corp.
   Series WI
   8.125% due 08/01/13                                        240             260
   8.625% due 08/01/16                                        125             137
Wyeth
   6.950% due 03/15/11                                        925             984
   5.500% due 02/01/14                                        400             404
   5.950% due 04/01/37                                        640             640
Xcel Energy, Inc.
   6.500% due 07/01/36                                        150             158
Xlliac Global Funding
   4.800% due 08/10/10                                        240             237
Yum! Brands, Inc.
   8.875% due 04/15/11                                        110             123
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                        420             439
                                                                     ------------
                                                                          174,099
                                                                     ------------

International Debt - 5.2%
Abbey National PLC (f)
   6.700% due 06/29/49                                        275             279
Abu Dhabi National Energy Co. (p)
   5.875% due 10/27/16                                        390             394
   6.500% due 10/27/36                                        980             995
Altos Hornos de Mexico SA de CV (o)(N)
   Series A
   11.375% due 04/30/49                                       605             454
America Movil SAB de CV (N)
   5.500% due 03/01/14                                        200             200
Amvescap PLC
   4.500% due 12/15/09                                        485             477
   5.625% due 04/17/12                                        535             538
ANZ National International, Ltd. (E)(p)
   5.400% due 08/07/09                                      1,300           1,299
Arlington Street CDO, Ltd. (p)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                        840             830
Aspen Insurance Holdings, Ltd.
   6.000% due 08/15/14                                         75              75
AXA SA
   8.600% due 12/15/30                                         85             109
   6.379% due 12/14/49 (f)(p)                                 125             122
   6.463% due 12/31/49 (f)(p)                                 125             121

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Banco Mercantil del Norte SA (p)
   6.862% due 10/13/21                                        475             488
Barclays Bank PLC (f)(p)
   7.375% due 06/29/49                                        320             348
BNP Paribas (f)(p)
   5.186% due 06/29/49                                        600             578
Brascan Corp.
   7.125% due 06/15/12                                        225             241
British Telecommunications PLC
   8.625% due 12/15/10                                         65              72
   9.125% due 12/15/30                                        590             823
Brookfield Asset Management, Inc.
   5.800% due 04/25/17                                        170             170
C10 Capital SPV, Ltd. (f)(p)
   6.722% due 12/01/49                                        300             301
Canadian Natural Resources, Ltd.
   5.700% due 05/15/17                                        325             326
   5.850% due 02/01/35 (N)                                     25              24
   6.500% due 02/15/37 (N)                                    440             453
   6.250% due 03/15/38                                        430             427
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                        150             148
Catalyst Paper Corp.
   Series D
   8.625% due 06/15/11                                      1,290           1,308
China Development Bank
   5.000% due 10/15/15                                        100              99
CIT Group Funding Co. of Canada (N)
   5.600% due 11/02/11                                        185             186
Citigroup Global Markets Deutschland AG for OAO
   Gazprom
   10.500% due 10/21/09                                       100             112
Conoco Funding Co.
   6.350% due 10/15/11                                        765             804
Cosan Finance, Ltd. (p)
   7.000% due 02/01/17                                        490             485
Deutsche ALT-A Securities NIM Trust (p)
   Series 2007-AHM Class N1
   6.750% due 02/25/47                                        314             313
Deutsche Telekom International Finance BV
   5.375% due 03/23/11 (N)                                    125             126
   8.250% due 06/15/30                                        325             408

 92  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
DNB Nor Bank ASA (E)(p)
   5.430% due 10/13/09                                      2,400           2,400
Egypt Government AID Bonds
   4.450% due 09/15/15                                        695             672
Endurance Specialty Holdings, Ltd. (N)
   6.150% due 10/15/15                                        175             175
Export-Import Bank of China (p)
   4.875% due 07/21/15                                        495             484
Export-Import Bank of Korea
   4.125% due 02/10/09 (p)                                    160             157
   5.125% due 02/14/11                                        225             225
Falconbridge, Ltd.
   7.250% due 07/15/12                                         75              82
   6.000% due 10/15/15                                        420             435
FBG Finance, Ltd. (p)
   5.125% due 06/15/15                                        190             183
FMG Finance Pty, Ltd. (p)
   10.625% due 09/01/16                                     1,210           1,416
France Telecom SA
   8.500% due 03/01/31                                        240             316
Galaxy Entertainment Finance Co., Ltd.
   9.875% due 12/15/12                                        540             591
Gaz Capital for Gazprom (A)
   6.212% due 11/22/16                                        300             303
Gazinvest Luxembourg SA for Gazprombank
   7.250% due 10/30/08                                        470             480
Harborview NIM Corp. (p)
   Series 2006-8A Class N1
   6.409% due 07/21/36                                        190             189
   Series 2006-9A Class N1
   6.409% due 11/19/36                                        286             286
   Series 2007-1A Class N1
   6.409% due 03/19/37                                        218             217
   Series 2007-14 Class N1
   6.409% due 12/19/36                                        227             226
HBOS PLC (f)(p)
   5.920% due 09/29/49                                        300             295
HBOS Treasury Services PLC (E)(p)
   Series MTN
   5.400% due 07/17/09                                        600             601
HSBC Holdings PLC
   6.500% due 05/02/36                                        315             337
Inco, Ltd.
   5.700% due 10/15/15                                        375             374
Indonesia Government International Bond (A)
   6.625% due 02/17/37                                        465             460
Intelsat Bermuda, Ltd.
   Series WI
   11.250% due 06/15/16                                       420             479

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Ispat Inland ULC
   9.750% due 04/01/14                                        664             739
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                         85              84
LG Electronics, Inc. (p)
   5.000% due 06/17/10                                        130             128
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                        200             198
Mexico Government International Bond (N)
   Series MTNA
   6.750% due 09/27/34                                        370             413
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                        280             286
Montpelier Re Holdings, Ltd.
   6.125% due 08/15/13                                        405             400
MUFG Capital Finance 1, Ltd. (f)
   6.346% due 07/29/49                                        605             618
National Australia Bank, Ltd. (E)(p)
   5.380% due 09/11/09                                        400             400
Nationwide Building Society (p)
   4.250% due 02/01/10                                        305             298
Nippon Life Insurance (p)
   4.875% due 08/09/10                                        295             291
Norske Skogindustrier ASA (p)
   7.125% due 10/15/33                                        555             508
Orascom Telecom Finance SCA (N)(p)
   7.875% due 02/08/14                                        290             286
Peru Enhanced Pass-Through Finance, Ltd. (p)
   Zero coupon due 05/31/25                                   785             320
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                         86              84
Province of Quebec Canada
   Series PJ
   6.125% due 01/22/11                                        960             999
Ras Laffan Liquefied Natural Gas Co., Ltd. II
   (p)
   5.298% due 09/30/20                                        615             593
Ras Laffan Liquefied Natural Gas Co., Ltd. III
   (p)
   5.832% due 09/30/16                                        380             384
   5.838% due 09/30/27                                      1,160           1,112
Reliance Industries, Ltd. (p)
   10.250% due 01/15/97                                       250             367

                                                       Fixed Income III Fund  93

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Resona Bank, Ltd. (f)(p)
   5.850% due 09/29/49                                      1,150           1,144
Resona Preferred Global Securities Cayman, Ltd.
   (f)(p)
   7.191% due 12/29/49                                      1,930           2,040
Rogers Wireless, Inc.
   6.375% due 03/01/14                                        855             883
Royal Bank of Scotland Group PLC (f)
   Series 1
   9.118% due 03/31/49                                      1,350           1,490
Royal Bank of Scotland PLC (E)
   5.760% due 07/06/12                                      1,300           1,301
Russia Government International Bond (p)
   5.000% due 03/31/30                                        761             865
Salomon Brothers AG for OAO Siberian Oil Co.
   Series REGS
   10.750% due 01/15/09                                       605             654
Santander Financial Issuances
   6.375% due 02/15/11                                        180             187
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                        355             378
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                        375             377
   7.500% due 06/15/32                                        560             531
Seagate Technology HDD Holdings
   6.800% due 10/01/16                                        395             392
Secunda International, Ltd. (E)
   13.360% due 09/01/12                                       220             228
Security Capital Assurance, Ltd. (f)(A)
   6.880% due 12/31/49                                        290             295
Shimao Property Holdings, Ltd. (p)
   8.000% due 12/01/16                                        285             295
Shinsei Finance II (f)(N)(p)
   7.160% due 07/25/49                                        275             285
Siemens Financieringsmaatschappij NV (p)
   5.410% due 08/14/09 (E)                                    500             500
   6.125% due 08/17/26                                        385             393
SMFG Preferred Capital, Ltd. (f)(p)
   6.078% due 01/29/49                                        200             201
Stora Enso OYJ
   7.250% due 04/15/36                                        245             251
Sumitomo Mitsui Banking Corp.
   5.625% due 07/29/49                                        160             158
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                        128             133
   6.664% due 09/15/13                                        120             127
Telecom Italia Capital SA
   4.000% due 01/15/10                                        720             698
   4.875% due 10/01/10                                        325             321

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   5.970% due 07/18/11 (E)                                  1,210           1,219
   5.250% due 10/01/15                                        250             240
   7.200% due 07/18/36                                        520             556
Telefonica Emisiones SAU
   5.665% due 06/19/09 (E)                                    845             848
   5.984% due 06/20/11 (N)                                    250             257
   6.421% due 06/20/16                                        120             126
   7.045% due 06/20/36                                        190             204
Telefonica Europe BV
   7.750% due 09/15/10                                        310             334
   8.250% due 09/15/30 (N)                                    260             312
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                        710             702
TELUS Corp.
   8.000% due 06/01/11                                        640             699
TNK-BP Finance SA (N)(p)
   6.125% due 03/20/12                                        100             100
   6.625% due 03/20/17                                        455             455
Transocean, Inc. (E)
   5.566% due 09/05/08                                        400             400
Tyco International Group SA
   6.750% due 02/15/11                                        505             537
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                        120             129
Unicredit Luxembourg Finance SA (E)(p)
   5.410% due 10/24/08                                        375             375
Vale Overseas, Ltd.
   6.250% due 01/11/16                                        110             113
   6.250% due 01/23/17                                        680             697
   6.875% due 11/21/36                                        410             435
Vedanta Resources PLC (p)
   6.625% due 02/22/10                                        410             412
Venezuela Government International Bond (N)
   9.375% due 01/13/34                                        180             226
Vodafone Group PLC
   5.750% due 03/15/16 (N)                                    165             167
   6.150% due 02/27/37                                        200             197
VTB Capital SA (E)(p)
   5.960% due 08/01/08                                        565             566
Westfield Capital Corp., Ltd./WT
   Finance Aust Pty Ltd/WEA
   Finance LLC (p)
   5.125% due 11/15/14                                        225             221
Westfield Group (p)
   5.400% due 10/01/12                                        276             278

 94  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Woori Bank (p)
   6.208% due 05/02/37                                        520             519
XL Capital, Ltd. (f)
   Series E
   6.500% due 12/31/49                                      1,025           1,012
Xstrata Finance Canada, Ltd. (p)
   5.500% due 11/16/11                                        115             116
   5.800% due 11/15/16                                        115             116
Xstrata Finance Dubai, Ltd. (E)(p)
   5.710% due 11/13/09                                        260             260
                                                                     ------------
                                                                           60,979
                                                                     ------------

Loan Agreements - 0.9%
ALLTEL Holding Corp., Term Loan
   6.850% due 07/17/13                                        330             331
Avis Budget Holdings, Term Loan
   6.610% due 04/19/12                                        150             150
AWAS, Second Lien Term Loan
   11.375% due 03/21/13                                       175             177
Coffeyville Resources, LLC
   8.349% due 12/28/13                                        200             201
Delphi Corp., Term Loan C
   8.125% due 12/31/07                                        100             100
Ford Motor Co.
   8.360% due 12/15/13                                      1,097           1,103
General Motors Corp.
   7.725% due 11/01/13                                        299             301
   7.725% due 11/29/13                                        301             303
Georgia-Pacific Corp., Term Loan B
   7.090% due 12/20/12                                        781             785
   7.100% due 12/20/12                                         25              25
HCA, Inc. Term Loan B
   7.600% due 12/30/13                                        599             598
Healthsouth Corp., Term Loan B
   7.820% due 03/10/13                                         60              61
   7.850% due 03/10/13                                        535             539
Hexion Specialty Chemicals
   7.875% due 05/05/13                                        199             201
Idearc, Inc., Term Loan B
   7.350% due 11/17/14                                        299             301
Landsource Communities Development LLC
   8.070% due 02/19/13                                        200             201
Lyondell Chemical Co., Term Loan
   6.860% due 08/16/13                                        299             300
Starbound Reinsurance, Ltd.
   7.370% due 03/31/08                                      3,500           3,500
Talecris Biotherapeutics, Inc.,
   Second Lien Term Loan
   11.860% due 12/06/14                                       300             309
Travelport Holdings, Ltd.
   12.350% due 03/01/13                                       605             606

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
United Airlines, Inc.
   7.375% due 02/01/14                                        300             300
Visteon Corp., Term Loan B
   8.380% due 06/13/13                                        300             302
                                                                     ------------
                                                                           10,694
                                                                     ------------

Mortgage-Backed Securities - 39.0%
Adjustable Rate Mortgage Trust
   Series 2005-3 Class 8A2
   5.560% due 07/25/35                                        411             412
American Home Mortgage Assets (E)
   Series 2006-2 Class 2A2
   5.550% due 09/25/46                                        714             716
   Series 2006-4 Class 1A11
   5.510% due 08/30/36                                        927             928
   Series 2007-1 Class A1
   5.710% due 02/25/47                                      1,984           1,983
   Series 2007-2 Class A1
   5.445% due 03/25/47                                        850             849
American Home Mortgage Investment Trust (E)
   Series 2004-1 Class 1A
   5.670% due 04/25/44                                        100             100
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                        249             246
   Series 2006-3 Class 12A1
   5.510% due 12/25/46                                        940             941
   Series 2007-1 Class GA1C
   5.510% due 04/25/37                                      1,250           1,250
Banc of America Alternative Loan Trust
   Series 2005-1 Class 2A1
   5.500% due 02/25/20                                        699             702
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                        710             705
   Series 2004-4 Class A3
   4.128% due 07/10/42                                        455             445
   Series 2005-2 Class A4
   4.783% due 07/10/43                                        730             717
   Series 2005-3 Class A2
   4.501% due 07/10/43                                        360             353
   Series 2005-5 Class A4
   5.115% due 10/10/45                                      1,500           1,477
   Series 2006-1 Class A4
   5.372% due 09/10/45                                        500             501

                                                       Fixed Income III Fund  95

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2006-3 Class A4
   5.889% due 07/10/44                                        810             839
   Series 2006-4 Class A4
   5.669% due 07/10/46                                      1,820           1,852
Banc of America Funding Corp.
   Series 2005-D Class A1 (E)
   4.113% due 05/25/35                                        303             298
   Series 2005-F Class 1A2 (E)
   5.670% due 09/20/35                                        156             157
   Series 2006-3 Class 5A8
   5.500% due 03/25/36                                        930             931
   Series 2006-A Class 3A2
   5.899% due 02/20/36                                        372             375
   Series 2006-A Class 4A1
   5.580% due 02/20/36                                        898             900
Banc of America Mortgage Securities, Inc.
   Series 2003-9 Class 1A12 (E)
   5.770% due 12/25/33                                      1,165           1,169
   Series 2003-D Class 1A2 (E)
   6.850% due 05/25/33                                          2               2
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                         17              18
   Series 2004-11 Class 2A1
   5.750% due 01/25/35                                        754             745
   Series 2004-D Class 1A1 (E)
   3.512% due 05/25/34                                        224             225
   Series 2005-9 Class 2A1
   4.750% due 10/25/20                                        372             367
   Series 2005-L Class 3A1
   5.459% due 01/25/36                                        446             445
   Series 2006-2 Class A15
   6.000% due 07/25/36                                        738             746
Bank of America Alternative Loan Trust
   Series 2003-2 Class CB2
   5.820% due 04/25/33                                        182             183
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                        195             195
   Series 2003-10 Class 2A2 (E)
   5.770% due 12/25/33                                        436             438
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                        112             113
   Series 2004-10 Class 1CB1
   6.000% due 11/25/34                                        119             120
   Series 2004-11 Class 1CB1
   6.000% due 12/25/34                                        138             139
   Series 2005-3 Class 2A1
   5.500% due 04/25/20                                        188             188
   Series 2005-5 Class 2CB1
   6.000% due 06/25/35                                        249             250
   Series 2005-6 Class 7A1
   5.500% due 07/25/20                                        207             207

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2005-9 Class 5A1
   5.500% due 10/25/20                                        355             353
   Series 2006-5 Class CB17
   6.000% due 06/25/36                                        566             573
Bayview Financial Acquisition Trust (E)
   Series 2006-C Class 2A1
   5.430% due 11/28/36                                        467             467
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2005-10 Class A1 (E)
   4.750% due 10/25/35                                      1,298           1,285
   Series 2007-1 Class 3A2
   5.801% due 02/25/47                                        463             462
   Series 2007-3 Class 1A1
   5.500% due 05/25/47                                      1,335           1,336
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.383% due 05/25/35                                        449             450
   Series 2006-3 Class 33A1
   6.174% due 05/25/36                                        499             506
   Series 2006-3 Class 34A1
   6.161% due 05/25/36                                        199             202
Bear Stearns Asset Backed Securities Trust
   Series 2005-AC8 Class A5
   5.500% due 11/25/35                                        329             328
Bear Stearns Commercial Mortgage Securities
   Series 2004-ESA Class E (p)
   5.064% due 05/14/16                                        265             265
   Series 2005-PW1 Class A4
   5.405% due 12/11/40                                      1,500           1,507
Bear Stearns Mortgage Funding Trust (E)
   Series 2006-AR1 Class 1A2
   5.570% due 07/25/36                                        605             604
   Series 2006-AR2 Class 1A1
   5.520% due 09/25/36                                      1,554           1,548
   Series 2006-AR2 Class 2A1
   5.550% due 10/25/36                                        962             958
   Series 2006-AR3 Class 1A1
   5.550% due 03/25/36                                        661             658
   Series 2006-AR4 Class A1
   5.530% due 04/25/36                                        840             836
   Series 2006-AR5 Class 1A1
   5.480% due 12/25/36                                      1,666           1,657
   Series 2007-AR2 Class A1
   5.490% due 03/25/37                                        900             898

 96  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2007-AR3 Class 1A1
   5.450% due 08/25/36                                        925             922
Bear Stearns Structured Products, Inc. (p)
   Series 2007-N3 Class 10C
   Interest Only STRIP
   Zero coupon due 04/27/37                                12,750             497
Carrington Mortgage Loan Trust (E)
   Series 2007-FRE Class A1
   5.400% due 02/25/37                                        800             800
Chase Mortgage Finance Corp.
   Series 2003-S8 Class A1
   4.500% due 09/25/18                                        420             404
   Series 2003-S8 Class A2
   5.000% due 09/25/18                                        614             609
   Series 2006-S4 Class A3
   6.000% due 12/25/36                                        685             692
   Series 2006-S4 Class A4
   6.000% due 12/25/36                                        360             362
   Series 2007-A1 Class 1A3
   4.370% due 02/25/37                                        986             977
Citigroup Commercial Mortgage Trust
   Series 2006-C5 Class A4
   5.431% due 10/15/49                                        445             446
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-11 Class A2A
   4.700% due 12/25/35                                         86              85
   Series 2006-WF1 Class A2F
   5.657% due 03/01/36                                        610             609
   Series 2007-AR1 Class A1 (E)
   5.400% due 01/25/37                                        513             514
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2005-CD1 Class A4
   5.226% due 07/15/44                                      1,500           1,499
   Series 2006-CD3 Class A5
   5.617% due 10/15/48                                        455             462
Citimortgage Alternative Loan Trust
   Series 2006-A3 Class 1A5
   6.000% due 07/25/36                                        391             393
Commercial Mortgage Pass Through Certificates
   Series 2001-J1A Class A2 (p)
   6.457% due 02/16/34                                        217             224
   Series 2006-C7 Class A2
   5.690% due 06/10/46                                        235             239
Countrywide Alternative Loan Trust
   5.520% due 05/25/37                                      2,400           2,400
   Series 2004-28C Class 6A1
   6.000% due 01/25/35                                        241             242

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                         80              79
   Series 2004-J8 Class 1A1
   7.000% due 09/25/34                                        208             213
   Series 2005-51 Class 2A1 (E)
   5.620% due 11/20/35                                        605             606
   Series 2005-51 Class 2A2A (E)
   5.610% due 11/20/35                                        235             235
   Series 2005-51 Class 4A1 (E)
   5.640% due 11/20/35                                        712             714
   Series 2005-56 Class 2A2 (E)
   7.050% due 11/25/35                                        499             507
   Series 2005-58 Class A2 (E)
   5.710% due 12/20/35                                        461             463
   Series 2005-59 Class 1A2B (E)
   5.610% due 11/20/35                                        246             246
   Series 2005-63 Class 3A1
   5.894% due 11/25/35                                        407             409
   Series 2005-76 Class 2A2 (E)
   6.683% due 02/25/36                                        591             597
   Series 2005-81 Class X1
   Interest Only STRIP
   2.371% due 02/25/37                                      2,183             115
   Series 2005-J8 Class 1A3
   5.500% due 07/25/35                                        540             540
   Series 2005-J13 Class 2A3
   5.500% due 11/25/35                                        293             293
   Series 2006-2CB Class A3
   5.500% due 03/25/36                                        305             304
   Series 2006-9T1 Class A7
   6.000% due 05/25/36                                        300             303
   Series 2006-43C Class 1A7
   6.000% due 02/25/37                                        923             931
   Series 2006-J2 Class A3
   6.000% due 04/25/36                                        444             448
   Series 2006-OA1 Class 1XP
   Interest Only STRIP
   18.200% due 10/25/36                                     6,290             308
   Series 2006-OA1 Class 2X
   Interest Only STRIP
   1.790% due 03/20/46                                      2,991             134
   Series 2006-OA1 Class 4A1 (E)
   5.510% due 08/25/46                                      1,209           1,208
   Series 2006-OA1 Class A1 (E)
   5.500% due 02/20/47                                      1,212           1,209

                                                       Fixed Income III Fund  97

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2006-OA1 Class A1A (E)
   5.370% due 09/25/46                                        342             342
   Series 2006-OA2 Class A1 (E)
   5.480% due 02/25/47                                        759             757
   Series 2006-OA2 Class A2A
   5.470% due 05/20/46                                        377             378
   Series 2006-OA2 Class CP (p)
   Interest Only STRIP
   2.080% due 09/25/35                                      8,400             430
   Series 2006-OA2 Class X
   Interest Only STRIP
   1.275% due 03/20/47                                      6,333             346
   Series 2006-OA6 Class 1A3
   5.590% due 04/25/36                                        467             469
   Series 2007-OA6 Class A1B (E)
   5.520% due 06/25/37                                      2,400           2,400
Countrywide Home Equity Loan Trust (E)
   Series 2007-C Class A
   5.470% due 06/15/34                                      2,000           1,998
Countrywide Home Loan Mortgage Pass Through
   Trust
   Series 2004-16 Class 1A1
   5.720% due 09/25/34                                        568             570
   Series 2005-3 Class 1A3 (E)
   5.560% due 04/25/35                                        127             127
   Series 2005-11 Class 5A1 (E)
   5.620% due 03/25/35                                         86              86
   Series 2005-23 Class A1
   5.500% due 11/25/35                                      1,047           1,027
   Series 2005-29 Class A1
   5.750% due 12/25/35                                        667             664
   Series 2005-HYB Class 3A2A
   5.250% due 02/20/36                                        164             163
   Series 2006-1 Class A2
   6.000% due 03/25/36                                        320             320
   Series 2006-1 Class A3
   6.000% due 03/25/36                                        117             116
   Series 2006-HYB Class 3A1A
   6.104% due 05/20/36                                        458             471
   Series 2006-OA5 Class 2A1 (E)
   5.520% due 04/25/46                                      1,269           1,268
   Series 2007-HY1 Class 1A2
   5.736% due 04/25/37                                        253             253
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 1998-C2 Class A2
   6.300% due 11/15/30                                        231             233
   Series 2001-SPG Class A2
   6.515% due 08/13/18                                        185             194
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                         40              41

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                         18              19
   Series 2004-C1 Class A3
   4.321% due 01/15/37                                        675             658
Credit Suisse Mortgage Capital Certificates
   Series 2006-C1 Class AAB
   5.555% due 02/15/39                                        130             132
Crown Castle Towers LLC (p)
   Series 2005-1A Class C
   5.074% due 06/15/35                                        150             149
   Series 2006-1A Class B
   5.362% due 11/15/36                                        375             375
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust
   Series 2005-AR1 Class 2A3
   5.012% due 08/25/35                                        905             923
   Series 2007-OA1 Class A1 (E)
   5.470% due 02/25/47                                        999             997
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                        423             425
   Series 1999-CG1 Class S
   Interest Only STRIP
   0.813% due 03/10/32                                      5,898              97
Downey Savings & Loan Association Mortgage Loan
   Trust
   Series 2004-AR3 Class 1A1B (E)
   7.240% due 07/19/44                                        175             177
   Series 2006-AR1 Class 2A1A
   5.823% due 04/19/47                                        697             700
   Series 2006-AR2 Class 2A1A (E)
   5.520% due 11/19/37                                        713             714
Fannie Mae
   5.363% due 2012                                            504             508
   6.000% due 2016                                             26              26
   5.000% due 2017                                             11              10
   5.500% due 2017                                             44              44
   6.000% due 2017                                             57              57
   6.500% due 2017                                            108             111
   4.000% due 2018                                          1,792           1,701
   4.500% due 2018                                          5,633           5,471
   5.000% due 2018                                          1,365           1,351
   10.000% due 2018                                            38              42

 98  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   4.500% due 2019                                            498             485
   4.500% due 2020                                            717             696
   5.000% due 2020                                            936             923
   5.500% due 2020                                            153             153
   6.500% due 2024                                          1,000           1,026
   10.000% due 2024                                            35              38
   7.273% due 2025 (E)                                         25              25
   6.954% due 2026 (E)                                        184             187
   7.500% due 2027                                              9               9
   7.000% due 2028                                             29              30
   5.500% due 2029                                            553             549
   6.500% due 2029                                              3               3
   7.000% due 2029                                             91              95
   7.500% due 2029                                             79              82
   8.000% due 2029                                              7               7
   8.500% due 2029                                              3               3
   7.500% due 2030                                             71              73
   8.500% due 2030                                            237             256
   9.500% due 2030                                             75              82
   7.000% due 2031                                            461             481
   7.500% due 2031                                            197             205
   8.000% due 2031                                            280             297
   8.500% due 2031                                            216             232
   6.000% due 2032                                            926             939
   6.500% due 2032                                              3               3
   7.000% due 2032                                            499             519
   7.500% due 2032                                            191             199
   8.000% due 2032                                             27              28
   3.907% due 2033                                            582             580
   4.668% due 2033 (E)                                        593             596
   4.678% due 2033                                            349             352
   5.000% due 2033                                          1,170           1,136
   5.500% due 2033                                          2,356           2,336
   6.000% due 2033                                            299             302
   7.000% due 2033                                          1,099           1,144
   5.000% due 2034                                          1,407           1,364
   5.500% due 2034                                         13,240          13,121
   6.000% due 2034                                            543             549
   7.000% due 2034                                            314             328
   7.500% due 2034                                             95              99
   4.442% due 2035 (E)                                      1,377           1,379
   4.833% due 2035 (E)                                      1,399           1,400
   5.000% due 2035                                          1,540           1,491
   5.127% due 2035 (E)                                        690             691
   5.500% due 2035                                         13,033          12,906
   6.000% due 2035                                            512             516
   7.000% due 2035                                             21              22
   7.500% due 2035                                            681             713
   4.736% due 2036 (E)                                        771             763
   5.000% due 2036                                          7,192           6,959
   5.500% due 2036                                          3,359           3,323
   6.000% due 2036                                          2,203           2,217
   6.500% due 2036                                            284             290
   7.000% due 2036                                             76              78

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   7.500% due 2036                                          2,034           2,119
   6.029% due 2037 (E)                                        650             654
   6.133% due 2043 (E)                                        404             411
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                        356             358
   Series 1996-46 Class ZA
   7.500% due 11/25/26                                         78              80
   Series 1997-281 Class 2
   Interest Only STRIP
   9.000% due 11/01/26                                         35               9
   Series 1999-56 Class Z
   7.000% due 12/18/29                                        282             296
   Series 2000-306 Class IO
   Interest Only STRIP
   8.000% due 05/01/30                                         37               9
   Series 2001-317 Class 2
   Interest Only STRIP
   8.000% due 08/01/31                                         38               8
   Series 2002-50 Class SC (E)
   Interest Only STRIP
   2.780% due 12/25/29                                          4              --
   Series 2002-320 Class 2
   Interest Only STRIP
   7.000% due 03/01/32                                         18               4
   Series 2003-16 Class NI
   Interest Only STRIP
   5.000% due 02/25/15                                        150               4
   Series 2003-25 Class IK
   Interest Only STRIP
   7.000% due 04/25/33                                         88              20
   Series 2003-32 Class FH
   5.720% due 11/25/22                                        653             655
   Series 2003-32 Class UI
   Interest Only STRIP
   6.000% due 05/25/33                                        132              29
   Series 2003-33 Class IA
   Interest Only STRIP
   6.500% due 05/25/33                                        777             175
   Series 2003-35 Class IU
   Interest Only STRIP
   6.000% due 05/25/33                                        160              35
   Series 2003-35 Class UI
   Interest Only STRIP
   6.500% due 05/25/33                                        157              36
   Series 2003-64 Class JI
   Interest Only STRIP
   6.000% due 07/25/33                                        154              35

                                                       Fixed Income III Fund  99

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2003-78 Class FI
   5.720% due 01/25/33                                        649             654
   Series 2003-82 Class IA
   Interest Only STRIP
   6.000% due 08/25/32                                        126              16
   Series 2003-82 Class WI
   Interest Only STRIP
   6.000% due 08/25/32                                         27               3
   Series 2003-122 Class AJ
   4.500% due 02/25/28                                        131             128
   Series 2003-337 Class 1
   Principal Only STRIP
   Zero coupon due 07/01/33                                   712             529
   Series 2003-343 Class 6
   Interest Only STRIP
   5.000% due 10/01/33                                        696             145
   Series 2003-345 Class 18
   Interest Only STRIP
   4.500% due 12/01/18                                      1,921             274
   Series 2003-345 Class 19
   Interest Only STRIP
   4.500% due 01/01/19                                      2,143             304
   Series 2004-21 Class FL
   5.670% due 11/25/32                                        323             324
   Series 2005-110 Class MB
   5.500% due 09/25/35                                        625             630
   Series 2006-28 Class 1P
   Interest Only STRIP
   1.390% due 03/25/36                                      3,422              88
   Series 2006-369 Class 8
   Interest Only STRIP
   5.500% due 04/01/36                                        581             136
   Series 2006-371 Class 2
   Interest Only STRIP
   6.500% due 07/01/36                                         32               6
   Series 2006-373 Class 1
   Principal Only STRIP
   Zero coupon due 07/01/36                                   610             464
   15 Year TBA (I)
   4.500%                                                   3,475           3,363
   5.000%                                                   5,975           5,889
   5.500%                                                   3,285           3,289
   6.000%                                                   8,765           8,905
   30 Year TBA (I)
   4.500%                                                   1,325           1,245
   5.000%                                                  19,025          18,377
   5.500%                                                  42,400          41,923
   6.000%                                                  27,275          27,478
   6.500%                                                   7,530           7,688
   7.000%                                                   5,885           6,074
Fannie Mae Grantor Trust
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                         66              71

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Fannie Mae REMICS
   Series 1993-41 Class ZQ
   7.000% due 12/25/23                                        443             464
   Series 1993-42 Class ZQ
   6.750% due 04/25/23                                        510             520
   Series 2005-36 Class AI
   Interest Only STRIP
   5.500% due 10/25/26                                        921              67
   Series 2006-5 Class 3A2
   4.673% due 05/25/35                                        100              99
   Series 2006-48 Class LG
   Principal Only STRIP
   Zero coupon due 06/25/36                                   159             118
   Series 2006-118 Class A2 (E)
   5.380% due 12/25/36                                        512             511
Fannie Mae Whole Loan
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                      1,700           1,689
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                        102             104
   Series 2004-W11 Class 1A2
   6.500% due 05/25/44                                        193             198
Federal Home Loan Mortgage Corp.
   Structured Pass Through Securities
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                         99             101
   Series 2005-63 Class 1A1
   6.133% due 02/25/45                                         50              51
First Horizon Alternative Mortgage Securities
   Series 2004-AA3 Class A1 (E)
   5.300% due 09/25/34                                        142             142
   Series 2006-AA5 Class A2 (E)
   6.626% due 09/25/36                                        406             417
   Series 2006-FA3 Class A6
   6.000% due 07/25/36                                        515             521
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                         50              53
   Series 2004-AR5 Class 4A1 (E)
   5.682% due 10/25/34                                        134             133
   Series 2005-AR5 Class 3A1
   5.540% due 10/25/35                                        196             197
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                         25              25

 100  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Freddie Mac
   8.500% due 2017                                             52              55
   10.500% due 2017                                            20              22
   4.500% due 2018                                            761             739
   5.000% due 2018                                            783             774
   4.000% due 2019                                          3,597           3,405
   4.500% due 2019                                            165             161
   5.000% due 2019                                          1,474           1,456
   5.000% due 2020                                          1,505           1,485
   10.000% due 2020                                            52              57
   7.078% due 2027 (E)                                         35              36
   6.749% due 2028 (E)                                         30              31
   7.411% due 2028 (E)                                         29              30
   4.613% due 2034                                            354             358
   4.911% due 2034 (E)                                        906             904
   5.748% due 2034 (E)                                         69              71
   6.000% due 2035                                            398             400
   5.891% due 2036 (E)                                        338             342
   5.952% due 2036 (E)                                        678             686
   5.971% due 2036 (E)                                        348             353
   5.636% due 2037 (E)                                        619             623
   5.758% due 2037 (E)                                        975           1,000
   Series 1991-103 Class Z
   9.000% due 02/15/21                                         56              56
   Series 1994-173 Class Z
   7.000% due 05/15/24                                        107             112
   Series 1999-212 Class SG (E)
   Interest Only STRIP
   1.625% due 06/17/27                                        452              30
   Series 2001-229 Class KF (E)
   5.570% due 07/25/22                                        307             304
   Series 2001-232 Class ZQ
   6.500% due 06/15/31                                        492             515
   Series 2003-259 Class IQ
   Interest Only STRIP
   5.000% due 06/15/17                                        283              33
   Series 2003-261 Class UI
   Interest Only STRIP
   6.500% due 05/15/33                                        108              25
   Series 2003-262 Class AB
   2.900% due 11/15/14                                        627             610
   Series 2003-264 Class IM
   Interest Only STRIP
   7.000% due 07/15/33                                        134              32
   Series 2003-266 Class MA
   4.500% due 10/15/31                                        253             248
   Series 2004-276 Class IP
   Interest Only STRIP
   5.500% due 07/15/23                                        474              18
   Series 2004-277 Class UF
   5.620% due 06/15/33                                        787             789
   Series 2004-281 Class DF
   5.770% due 06/15/23                                        237             239

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2004-287 Class GC
   5.000% due 11/15/29                                        355             351
   Series 2004-289 Class PC
   5.000% due 07/15/30                                        640             632
   Series 2005-291 Class KP
   5.000% due 11/15/29                                        215             213
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                        315              47
   Series 2005-294 Class FA
   5.490% due 03/15/20                                        462             462
   Series 2005-302 Class MB
   5.000% due 12/15/28                                        200             199
   Series 2005-306 Class PC
   5.000% due 02/15/29                                        620             615
   Series 2006-313 Class FP (E)
   Zero coupon due 04/15/36                                   397             408
   30 Year TBA (I)
   5.000%                                                   4,290           4,145
   5.500%                                                   3,650           3,609
   6.000%                                                   3,825           3,856
Freddie Mac Gold
   6.000% due 2016                                             48              49
   5.000% due 2018                                             94              93
   5.500% due 2020                                          1,775           1,780
   8.500% due 2025                                             16              18
   8.500% due 2027                                             91              97
   7.000% due 2030                                             77              80
   7.243% due 2030 (E)                                          6               6
   7.500% due 2030                                            203             213
   8.000% due 2030                                             67              71
   7.500% due 2032                                            106             111
   7.000% due 2031                                            177             185
   7.500% due 2031                                             14              15
   8.000% due 2031                                             18              19
   5.000% due 2033                                            628             611
   7.000% due 2033                                             36              37
   Series 1998-191 Class IO
   Interest Only STRIP
   8.000% due 01/01/28                                         29               7
   Series 1998-194 Class IO
   Interest Only STRIP
   6.500% due 04/01/28                                        104              25
   Series 2001-212 Class IO
   Interest Only STRIP
   6.000% due 05/01/31                                         78              17
   Series 2001-215 Class IO
   Interest Only STRIP
   8.000% due 06/01/31                                         55              13

                                                      Fixed Income III Fund  101

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Freddie Mac Reference REMICS
   Series 2006-R00 Class AK
   5.750% due 12/15/18                                        613             617
   Series 2006-R00 Class FK (E)
   5.720% due 07/15/23                                        915             921
Freddie Mac REMICS
   Series 2003-256 Class FJ (E)
   5.720% due 02/15/33                                        399             403
   Series 2003-258 Class IG
   Interest Only STRIP
   4.500% due 10/15/16                                        306              30
   Series 2003-269 Class FE
   5.920% due 12/15/28                                        708             716
   Series 2003-269 Class QG
   4.500% due 01/15/29                                        640             624
   Series 2004-277 Class KE
   3.500% due 12/15/17                                         47              47
   Series 2005-299 Class KF (E)
   5.720% due 06/15/35                                        220             220
   Series 2005-300 Class ED
   5.000% due 07/15/25                                        535             514
   Series 2005-301 Class IM
   Interest Only STRIP
   5.500% due 01/15/31                                        484              60
   Series 2006-323 Class PA
   6.000% due 03/15/26                                        695             705
Freddie Mac Strips
   Series 2007-245 Class IO
   Interest Only STRIP
   5.000% due 03/01/37                                        985             254
   Series 2007-245 Class PO
   Principal Only STRIP
   Zero coupon due 11/15/36                                   985             700
GE Capital Commercial Mortgage Corp.
   Series 2002-1A Class A3
   6.269% due 12/10/35                                        305             318
   Series 2002-3A Class A1
   4.229% due 12/10/37                                      1,171           1,149
Ginnie Mae
   30 Year TBA (I)
   5.500%                                                   5,055           5,027
   6.000%                                                   1,915           1,941
Ginnie Mae I
   10.500% due 2016                                            22              25
   11.000% due 2020                                            47              52
   10.000% due 2022                                            44              48
   7.500% due 2024                                             24              25
   7.500% due 2032                                             27              29
   7.000% due 2034                                            444             469
Ginnie Mae II (E)
   5.750% due 2023                                             20              20
   6.125% due 2023                                             58              58

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   5.750% due 2024                                            144             145
   6.125% due 2024                                            154             156
   4.750% due 2025                                              5               5
   5.375% due 2025                                            187             189
   6.125% due 2026                                             67              67
   5.375% due 2027                                            114             115
   5.750% due 2027                                             94              95
   6.125% due 2027                                              8               8
   5.375% due 2028                                              4               4
   5.375% due 2030                                            205             208
Global Signal Trust
   Series 2004-2A Class A (p)
   4.232% due 12/15/14                                        225             219
   Series 2006-1 Class B
   5.588% due 02/15/36                                        125             126
   Series 2006-1 Class C
   5.707% due 02/15/36                                        190             192
GMAC Commercial Mortgage Securities, Inc.
   Series 1999-C2 Class A2
   6.945% due 09/15/33                                        489             502
GMAC Mortgage Corp. Loan Trust
   Series 2005-AR2 Class 4A
   5.191% due 05/25/35                                        357             354
   Series 2005-AR6 Class 3A1
   5.298% due 11/19/35                                        705             704
   Series 2006-HE3 Class A2
   5.799% due 10/25/36                                        165             165
Government National Mortgage Association (E)
   Series 1999-27 Class SE
   Interest Only STRIP
   3.280% due 08/16/29                                        143              12
   Series 1999-40 Class FE
   5.870% due 11/16/29                                        331             334
   Series 1999-44 Class SA
   Interest Only STRIP
   3.230% due 12/16/29                                        159              14
   Series 2000-29 Class S
   Interest Only STRIP
   3.180% due 09/20/30                                         40               2
   Series 2002-27 Class SA
   Interest Only STRIP
   2.680% due 05/16/32                                         60               5
Greenpoint Mortgage Funding Trust
   Series 2005-AR3 Class X1
   Interest Only STRIP
   1.273% due 08/25/45                                      1,779              54

 102  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2005-AR4 Class X4
   Interest Only STRIP
   2.300% due 10/25/45                                      2,381              79
   Series 2006-AR2 Class 3A2
   5.640% due 03/25/36                                        615             616
   Series 2006-AR6 Class A1A (E)
   5.400% due 10/25/46                                        951             951
Greenwich Capital Commercial Funding Corp.
   Series 2003-C2 Class A2
   4.022% due 01/05/36                                        500             489
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                      1,115           1,119
   Series 2005-GG5 Class A41
   5.243% due 04/10/37                                      1,040           1,040
   Series 2006-RR1 Class A1 (p)
   5.964% due 03/18/49                                        490             477
   Series 2007-GG9 Class A4
   5.444% due 03/10/39                                      2,635           2,647
GS Mortgage Securities Corp. II
   Series 2006-FL8 Class A1 (E)(p)
   5.420% due 06/06/20                                        205             205
   Series 2006-GG6 Class A4
   5.553% due 04/10/38                                        285             289
   Series 2006-GG8 Class A4
   5.560% due 11/10/39                                      2,210           2,239
   Series 2006-GG8 Class AAB
   5.535% due 11/10/39                                        485             491
   Series 2006-RR2 Class A1 (p)
   5.639% due 01/07/36                                        305             310
   Series 2006-RR3 Class A1S (p)
   5.466% due 03/18/49                                      1,125           1,136
GSMPS Mortgage Loan Trust (p)
   Series 1998-3 Class A
   7.750% due 09/19/27                                         47              49
   Series 1999-3 Class A
   8.000% due 08/19/29                                         80              85
   Series 2005-RP1 Class 1A3
   8.000% due 01/25/35                                        258             274
   Series 2005-RP1 Class 1A4
   8.500% due 01/25/35                                        136             145
   Series 2006-RP1 Class 1A3
   8.000% due 01/25/36                                        164             168
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.402% due 06/25/34                                        354             356
   Series 2005-AR6 Class 2A1 (E)
   4.539% due 09/25/35                                      1,430           1,414
   Series 2006-1F Class 5A2
   6.000% due 02/25/36                                        190             189
   Series 2006-OA1 Class 2A1 (E)
   5.510% due 08/25/46                                        716             717

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Harborview Mortgage Loan Trust
   Series 2005-2 Class 2A1A (E)
   5.540% due 05/19/35                                        120             120
   Series 2005-2 Class X
   Interest Only STRIP
   2.276% due 05/19/35                                      2,670              72
   Series 2005-3 Class X2
   Interest Only STRIP
   1.976% due 06/19/35                                      2,617              59
   Series 2005-5 Class 2A1B (E)
   5.610% due 07/19/45                                        164             164
   Series 2005-10 Class 2A1A (E)
   5.630% due 11/19/35                                        584             586
   Series 2005-10 Class 2A1B (E)
   5.700% due 11/19/35                                        292             293
   Series 2005-14 Class 3A1A
   5.313% due 12/19/35                                        213             213
   Series 2005-16 Class 2A1A (E)
   5.560% due 01/19/36                                        870             872
   Series 2005-16 Class 3A1A (E)
   5.570% due 01/19/36                                        892             894
   Series 2005-16 Class 3A1B
   5.660% due 01/19/36                                        372             372
   Series 2005-16 Class X1
   Interest Only STRIP
   2.850% due 01/19/36                                      1,544              47
   Series 2005-16 Class X3
   Interest Only STRIP
   2.610% due 01/19/36                                      3,884             110
   Series 2006-1 Class 2A1A (E)
   5.560% due 03/19/37                                        875             876
   Series 2006-1 Class PO1
   Principal Only STRIP
   Zero coupon due 03/19/37                                     1               1
   Series 2006-1 Class X1
   Interest Only STRIP
   2.635% due 03/19/37                                      2,868             126
   Series 2006-5 Class PO2
   Principal Only STRIP
   Zero coupon due 07/19/47                                    --              --
   Series 2006-5 Class X2
   Interest Only STRIP
   2.193% due 07/19/47                                      2,581             102
   Series 2006-7 Class 2A1B (E)
   5.570% due 08/19/46                                      1,177           1,180
   Series 2006-9 Class 2A1A (E)
   5.530% due 11/19/36                                        756             755

                                                      Fixed Income III Fund  103

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2006-10 Class 2A1A (E)
   5.500% due 11/19/36                                        859             855
   Series 2006-12 Class 2A2A (E)
   5.510% due 01/19/38                                        929             930
   Series 2006-14 Class 2A1A (E)
   5.470% due 03/19/38                                        666             667
   Series 2006-14 Class 2A1B (E)
   5.520% due 03/19/38                                        392             392
   Series 2007-1 Class 2A1A (E)
   5.450% due 03/19/37                                        638             638
Impac CMB Trust (E)
   Series 2004-3 Class 1A
   5.570% due 06/25/34                                         75              75
Indymac Index Mortgage Loan Trust
   Series 2005-AR1 Class AX2
   Interest Only STRIP
   1.390% due 07/25/35                                      2,106              67
   Series 2005-AR2 Class 1A21
   5.863% due 12/25/35                                        301             303
   Series 2006-AR2 Class A2 (E)
   5.400% due 11/25/36                                        551             551
   Series 2006-AR6 Class 2A1B
   5.570% due 06/25/47                                        741             744
   Series 2006-FLX Class A1 (E)
   5.530% due 11/25/36                                        456             454
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1 Class A3
   5.376% due 07/12/37                                        250             252
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                        390             386
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                        768             751
   Series 2005-LDP Class A3A1
   4.871% due 10/15/42                                        505             498
   Series 2005-LDP Class A4
   4.918% due 10/15/42                                        250             243
   Series 2006-CB1 Class A4
   5.817% due 05/12/45                                        525             531
   Series 2006-LDP Class A3
   5.336% due 05/15/47                                        355             353
   Series 2006-LDP Class A3B
   5.447% due 05/15/45                                        595             600
   Series 2006-LDP Class A4
   6.066% due 04/15/45                                        440             458
   5.561% due 05/15/45                                        700             699
   Series 2006-LDP Class AJ
   5.876% due 04/15/45                                        370             382
   Series 2006-RR1 Class A1 (p)
   5.455% due 10/18/52                                      1,190           1,147
   Series 2007-CB1 Class A4
   5.440% due 06/12/47                                        650             655

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2007-LDP Class A3
   5.393% due 01/15/49                                        315             315
JP Morgan Mortgage Trust
   Series 2005-A1 Class 4A1 (E)
   4.776% due 02/25/35                                        563             553
   Series 2005-A4 Class 1A1
   5.405% due 07/25/35                                        297             296
   Series 2005-A6 Class 1A2
   5.146% due 09/25/35                                        475             480
   Series 2007-A1 Class 2A2 (E)
   4.767% due 07/25/35                                        975             969
LB-UBS Commercial Mortgage Trust
   Series 2002-C4 Class A5
   4.853% due 09/15/31                                      1,000             984
   Series 2004-C4 Class A3
   5.153% due 06/15/29                                      1,055           1,059
   Series 2006-C1 Class A4
   5.156% due 02/15/31                                      1,500           1,479
   Series 2006-C4 Class A4
   5.899% due 06/15/38                                        255             266
Lehman Brothers Floating Rate Commercial
   Mortgage Trust (E)(p)
   Series 2006-LLF Class A1
   5.400% due 09/15/21                                        153             153
   Series 2006-LLF Class A2
   5.440% due 09/15/21                                        573             572
Lehman Mortgage Trust
   Series 2005-2 Class 2A3
   5.500% due 12/25/35                                        317             317
   Series 2005-3 Class 1A3
   5.500% due 01/25/36                                      1,182           1,186
Lehman XS Trust (E)
   Series 2005-5N Class 3A1A
   5.620% due 11/25/35                                        951             951
   Series 2005-9N Class 1A1
   5.590% due 02/25/36                                      1,149           1,152
   Series 2006-16N Class A4A
   5.510% due 11/25/46                                      1,410           1,409
Luminent Mortgage Trust
   Series 2006-1 Class A1
   5.560% due 04/25/36                                        487             488
   Series 2006-6 Class A1 (E)
   5.600% due 10/25/46                                        503             504
Mastr Adjustable Rate Mortgages Trust
   Series 2006-2 Class 4A1
   4.991% due 02/25/36                                      1,075           1,068

 104  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Mastr Adjustable Rate Mortgages Trust
   Series 2005-6 Class 7A1
   5.375% due 06/25/35                                        185             184
   Series 2006-OA2 Class 4A1A (E)
   5.830% due 12/25/46                                        951             951
Mastr Alternative Loans Trust
   Series 2003-2 Class 6A1
   6.000% due 03/25/33                                        545             547
   Series 2003-4 Class B1
   5.668% due 06/25/33                                        358             365
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                         31              32
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                        147             146
   Series 2004-10 Class 5A6
   5.750% due 09/25/34                                        410             409
   Series 2005-3 Class 7A1
   6.000% due 04/25/35                                        244             246
Mastr Asset Securitization Trust
   Series 2003-7 Class 4A35 (E)
   5.720% due 09/25/33                                        622             622
   Series 2003-11 Class 6A8
   5.820% due 12/25/33                                        782             786
   Series 2004-4 Class 2A2 (E)
   5.770% due 04/25/34                                        248             248
Mastr Reperforming Loan Trust (p)
   Series 2005-1 Class 1A5
   8.000% due 08/25/34                                        212             225
   Series 2005-2 Class 1A4
   8.000% due 05/25/35                                        259             266
Mastr Specialized Loan Trust (p)
   Series 2005-2 Class A2
   5.006% due 07/25/35                                        149             145
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.800% due 06/15/30                                        303             303
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2005-A6 Class 2A1
   5.440% due 08/25/35                                        133             133
Merrill Lynch Mortgage Trust
   Series 2002-MW1 Class J (p)
   5.695% due 07/12/34                                        185             183
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                        615             605
   Series 2005-GGP Class E (p)
   4.330% due 11/15/10                                        105             104
   Series 2005-GGP Class F (p)
   4.351% due 11/15/10                                        105             104

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Merrill Lynch/Countrywide Commercial Mortgage
   Trust
   Series 2007-5 Class A4
   5.378% due 08/12/48                                        630             631
MLCC Mortgage Investors, Inc.
   Series 2004-HB1 Class A2
   5.771% due 04/25/29                                        100             101
Morgan Stanley Capital I
   Series 1999-FNV Class G
   6.120% due 03/15/31                                        130             131
   Series 2005-IQ1 Class AAB
   5.178% due 09/15/42                                        810             808
   Series 2006-HQ8 Class A4
   5.388% due 03/12/44                                        385             388
   Series 2006-HQ9 Class A4
   5.731% due 07/20/44                                        480             491
Morgan Stanley Dean Witter Capital I (p)
   Series 2001-TOP Class E
   7.313% due 02/15/33                                        100             106
Morgan Stanley Mortgage Loan Trust
   Series 2006-2 Class 6A
   6.500% due 02/25/36                                        209             212
   Series 2006-11 Class 1A6
   6.231% due 08/25/36                                        530             544
Nomura Asset Acceptance Corp.
   Series 2005-WF1 Class 2A2
   4.786% due 03/25/35                                        415             410
   Series 2006-AF1 Class 1A2
   6.159% due 05/25/36                                        465             471
Prime Mortgage Trust
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                         70              71
   Series 2004-CL1 Class 1A2 (E)
   5.720% due 02/25/34                                         48              48
   Series 2004-CL1 Class 2A2 (E)
   5.720% due 02/25/19                                         22              22
Residential Accredit Loans, Inc.
   Series 2004-QS5 Class A6
   5.920% due 04/25/34                                        125             126
   Series 2004-QS8 Class A4
   5.720% due 06/25/34                                        618             620
   Series 2005-QA1 Class A41
   5.690% due 09/25/35                                        188             188
   Series 2005-QA8 Class NB3
   5.499% due 07/25/35                                        421             424
   Series 2006-QH1 Class A1 (E)
   5.510% due 12/25/36                                        688             688

                                                      Fixed Income III Fund  105

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2006-QO1 Class 1A1
   5.580% due 02/25/46                                        215             215
   Series 2006-QO1 Class 2A1
   5.590% due 02/25/46                                        228             228
   Series 2006-QO1 Class A1 (E)
   5.480% due 01/25/37                                        899             897
   Series 2006-QO6 Class A2 (E)
   5.550% due 06/25/46                                        738             737
   Series 2006-QS6 Class 1A13
   6.000% due 06/25/36                                      1,070           1,077
   Series 2007-QH1 Class A1 (E)
   5.480% due 02/25/37                                        844             842
   Series 2007-QH2 Class A1 (E)
   5.460% due 02/25/37                                        900             900
   Series 2007-QO3 Class A1 (E)
   5.480% due 02/25/47                                      1,150           1,137
   Series 2007-QO3 Class SB (p)
   Principal Only STRIP
   Zero coupon due 02/25/47                                 4,050             233
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                         48              49
   Series 2004-SL4 Class A3
   6.500% due 07/25/32                                        137             140
   Series 2005-SL1 Class A2
   6.000% due 05/25/32                                        185             187
Residential Asset Securities Corp.
   Series 2003-KS4 Class AIIB
   5.610% due 06/25/33                                        130             130
Residential Asset Securitization Trust (E)
   Series 2003-A15 Class 1A2
   5.770% due 02/25/34                                        740             742
Residential Funding Mortgage Securities I
   Series 2003-S5 Class 1A2 (E)
   5.770% due 11/25/18                                        370             372
   Series 2003-S14 Class A5
   5.720% due 07/25/18                                        732             735
   Series 2003-S20 Class 1A7 (E)
   5.820% due 12/25/33                                        200             200
   Series 2006-SA3 Class 3A1
   6.058% due 09/25/36                                        465             471
   Series 2006-SA4 Class 2A1
   6.164% due 10/25/36                                        625             636
Sequoia Mortgage Trust
   Series 2004-3 Class A
   5.670% due 04/20/34                                        717             717
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                      1,474           1,438

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 Class 5A
   5.500% due 12/25/34                                        160             160
   Series 2005-22 Class 4A2
   5.379% due 12/25/35                                         55              54
   Series 2006-5 Class 5A4
   5.575% due 06/25/36                                        113             112
Structured Asset Mortgage Investments, Inc.
   Series 2006-AR1 Class 2A1 (E)
   5.550% due 02/25/36                                      1,523           1,527
   Series 2006-AR2 Class A2
   5.630% due 02/25/36                                        470             472
   Series 2006-AR3 Class 3A1
   5.510% due 02/25/36                                        303             303
   Series 2006-AR3 Class 11A2
   5.590% due 04/25/36                                        836             836
   Series 2006-AR8 Class A1A (E)
   5.520% due 10/25/36                                      1,765           1,758
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   6.954% due 11/25/32                                         32              32
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                        130             131
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                      1,105           1,093
   Series 2005-6 Class B2
   5.344% due 05/25/35                                         97              93
Thornburg Mortgage Securities Trust (E)
   Series 2003-2 Class A1
   5.660% due 04/25/43                                        574             574
   Series 2006-5 Class A1
   5.440% due 08/25/36                                      2,203           2,199
   Series 2006-6 Class A1
   5.430% due 12/25/36                                        376             375
Tobacco Settlement Authority of Iowa
   6.500% due 06/01/23                                        100             100
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                      1,095           1,074
   Series 2005-C21 Class A4
   5.196% due 10/15/44                                      1,500           1,495

 106  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2006-C28 Class A2
   5.500% due 10/15/48                                        510             515
   Series 2006-WL7 Class A1 (E)(p)
   5.410% due 09/15/21                                      1,328           1,327
   Series 2006-WL7 Class A2 (E)(p)
   5.440% due 09/15/21                                        625             625
Washington Mutual Alternative Mortgage
   Pass-Through Certificates
   Series 2005-4 Class CB11
   5.500% due 06/25/35                                        220             216
   Series 2006-2 Class 2CB
   6.500% due 03/25/36                                        276             280
   Series 2006-5 Class 2CB3
   6.000% due 07/25/36                                        461             467
   Series 2006-AR2 Class A1A
   5.823% due 04/25/46                                        566             568
   Series 2006-AR5 Class 3A (E)
   5.920% due 07/25/46                                        333             335
   Series 2006-AR7 Class A1A (E)
   5.900% due 09/25/46                                        822             827
   Series 2006-AR8 Class 2A (E)
   5.830% due 10/25/46                                        905             910
   Series 2006-AR9 Class 2A (E)
   5.820% due 11/25/46                                        964             964
   Series 2007-OA2 Class 2A (E)
   5.633% due 01/25/47                                        955             954
Washington Mutual Mortgage Pass-Through
   Certificates
   Series 2003-S9 Class A2
   5.870% due 10/25/33                                        662             666
   Series 2003-S10 Class A2
   5.000% due 10/25/18                                        190             188
   Series 2004-AR1 Class A2C (E)
   5.635% due 07/25/44                                          2               2
   Series 2004-AR1 Class A3 (E)
   5.635% due 10/25/44                                          3               3
   Series 2004-AR1 Class X
   Interest Only STRIP
   0.547% due 07/25/44                                      2,444              42
   0.376% due 10/25/44                                      3,418              60
   Series 2004-AR8 Class X
   Interest Only STRIP
   0.548% due 06/25/44                                      1,443              26
   Series 2004-CB3 Class 1A
   6.000% due 10/25/34                                         88              88
   Series 2004-CB3 Class 4A
   6.000% due 10/25/19                                        220             222
   Series 2005-AR1 Class 1A1
   4.838% due 10/25/35                                        536             529

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2005-AR1 Class A1A1
   5.610% due 10/25/45                                        668             668
   5.590% due 12/25/45 (E)                                    631             633
   Series 2005-AR1 Class A1B1
   5.610% due 08/25/45                                         91              91
   5.580% due 10/25/45                                        207             207
   5.570% due 11/25/45                                        216             216
   5.570% due 12/25/45                                        196             197
   Series 2005-AR1 Class A1B3 (E)
   5.670% due 12/25/45                                        458             459
   Series 2005-AR6 Class B3 (E)
   5.980% due 04/25/45                                        403             403
   Series 2005-AR8 Class 2A1A (E)
   5.610% due 07/25/45                                        652             653
   Series 2005-AR8 Class 2AB3
   5.680% due 07/25/45                                        246             246
   Series 2006-AR1 Class 1A (E)
   5.860% due 10/25/46                                        894             899
   5.800% due 12/25/46                                        864             867
   Series 2006-AR1 Class 1A4
   5.664% due 11/25/36                                        600             603
   Series 2006-AR1 Class 3A1A (E)
   5.900% due 09/25/46                                        938             942
   Series 2006-AR4 Class 1A1B
   5.823% due 05/25/46                                        542             544
   Series 2006-AR7 Class 1A (E)
   5.963% due 07/25/46                                        236             237
   Series 2006-AR8 Class 1A5
   5.917% due 08/25/46                                         89              90
   Series 2006-AR8 Class 2A3 (E)
   6.151% due 08/25/46                                         59              60
   Series 2007-HY3 Class 4A1
   5.357% due 03/25/37                                      1,745           1,739
   Series 2007-HY3 Class 4B1
   5.358% due 03/25/37                                        300             296
   Series 2007-OA2 Class 1A (E)
   5.680% due 03/25/47                                        942             940
Washington Mutual, Inc.
   Series 2006-AR1 Class 1A1
   5.967% due 09/25/36                                        484             490
Wells Fargo Mortgage Backed Securities Trust
   Series 2004-T Class A1 (E)
   4.420% due 09/25/34                                        170             171

                                                      Fixed Income III Fund  107

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 2005-12 Class 1A7
   5.500% due 11/25/35                                        498             486
   Series 2005-14 Class 2A1
   5.500% due 12/25/35                                        970             952
   Series 2005-17 Class 1A1
   5.500% due 01/25/36                                        619             607
   Series 2005-17 Class 1A2
   5.500% due 01/25/36                                        387             377
   Series 2005-18 Class 1A1
   5.500% due 01/25/36                                      1,390           1,361
   Series 2006-1 Class A3
   5.000% due 03/25/21                                        339             333
   Series 2006-2 Class 2A3
   5.500% due 03/25/36                                        896             896
   Series 2006-2 Class 3A1
   5.750% due 03/25/36                                        521             519
   Series 2006-4 Class 1A8
   5.750% due 04/25/36                                        275             278
   Series 2006-4 Class 2A3
   5.750% due 04/25/36                                        214             212
   Series 2006-AR1 Class 1A2 (E)
   6.035% due 09/25/36                                        274             277
   Series 2006-AR1 Class 2A4 (E)
   6.119% due 10/25/36                                        386             391
   Series 2006-AR1 Class 5A1 (E)
   5.604% due 07/25/36                                        433             433
   Series 2006-AR1 Class A1
   5.730% due 12/25/36                                        238             239
   Series 2006-AR1 Class A7
   5.534% due 08/25/36                                        543             541
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                        618             613
   Series 2006-AR4 Class 1A1
   5.830% due 04/25/36                                        621             621
   Series 2006-AR4 Class 2A1
   5.704% due 04/25/36                                        929             934
   Series 2006-AR5 Class 2A1
   5.532% due 04/25/36                                        372             373
   Series 2006-AR6 Class 7A1 (E)
   5.111% due 03/25/36                                      1,021           1,009
Zuni Mortgage Loan Trust (E)
   Series 2006-OA1 Class A1
   5.450% due 08/25/36                                        487             487
                                                                     ------------
                                                                          461,076
                                                                     ------------

Municipal Bonds - 0.2%
Badger TOB Asset Securitization Corp. Revenue
   Bonds, weekly demand
   6.375% due 06/01/32                                        800             869

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
California State University Revenue Bonds,
   weekly demand (u)
   5.000% due 11/01/30                                        140             148
City of Colorado Springs Colorado Revenue Bonds,
   weekly demand
   5.000% due 11/15/33                                        200             209
New Jersey Economic Development Authority
   Revenue Bonds, weekly demand
   5.750% due 06/15/34                                        235             254
New York State Urban Development Corp. Revenue
   Bonds, weekly demand (u)
   5.250% due 03/15/34                                        180             194
State of California General Obligation
   Unlimited, weekly demand
   5.000% due 02/01/33                                         75              78
   5.000% due 02/01/33 (ae)                                    25              27
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                        150             144
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                        175             182
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                        250             254
West Virginia Economic Development Authority
   Revenue Bonds (u)
   5.370% due 07/01/20                                         65              65
                                                                     ------------
                                                                            2,424
                                                                     ------------

Non-US Bonds - 1.0%
Argentina Government International Bond
   Series dis
   5.830% due 12/31/33                              ARS     1,180             576
Bombardier, Inc. (A)
   7.250% due 11/15/16                              EUR       125             180
Colombia Government International Bond
   12.000% due 10/22/15                             COP 2,123,000           1,160
Federative Republic of Brazil
   6.000% due 01/17/17                              BRL       395             402
   12.500% due 01/05/22                             BRL     1,380             853
   10.250% due 01/10/28                             BRL     1,595             858

 108  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Mexican Bonos
   9.500% due 12/18/14                              MXN     3,400             342
   Series M 10
   8.000% due 12/17/15                              MXN     4,158             386
   Series M 20
   10.000% due 12/05/24                             MXN     3,585             397
Norway Government Bond
   6.500% due 05/15/13                              NOK     8,146           1,485
Province of Quebec Canada
   5.000% due 12/01/15                              CAD       950             890
Quebec Residual
   Zero coupon due 12/01/36                         CAD       880             199
Queensland Treasury Corp.
   Series 15G
   6.000% due 10/14/15                              AUD       631             520
TELUS Corp.
   4.950% due 03/15/17                              CAD       195             162
United Kingdom Gilt
   5.750% due 12/07/09                              GBP       900           1,812
   8.000% due 09/27/13                              GBP       514           1,183
                                                                     ------------
                                                                           11,405
                                                                     ------------
United States Government Agencies - 2.9%
Fannie Mae
   4.050% due 02/06/09                                      4,300           4,237
   4.150% due 09/10/09 (N)                                  4,000           3,941
   3.875% due 02/15/10 (N)                                  1,075           1,050
   4.125% due 05/12/10                                      2,800           2,747
   4.375% due 06/21/10                                      2,500           2,470
   5.050% due 02/07/11 (N)                                  2,200           2,218
   Zero coupon due 10/09/19                                   695             352
Federal Home Loan Bank
   4.800% due 05/02/08 (N)                                  5,800           5,786
   Series 577 (N)
   4.500% due 09/26/08                                      5,500           5,466
Federal Home Loan Bank System
   5.375% due 08/19/11 (N)                                    240             245
   5.310% due 12/28/12                                      1,800           1,840
Financing Corp.
   Principal Only STRIP
   Series 1
   Zero coupon due 05/11/16                                   130              83
   Series 2P
   Zero coupon due 11/30/17                                   105              62
   Series 3P
   Zero coupon due 11/30/17                                   275             162
   Series 5P
   Zero coupon due 02/08/18                                   115              67
   Series 6P
   Zero coupon due 08/03/18                                   530             301
   Series 8P
   Zero coupon due 08/03/18                                 1,030             585

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   Series 9P
   Zero coupon due 10/06/17                                   495             295
   Series 10P
   Zero coupon due 11/30/17                                   840             496
   Series 12P
   Zero coupon due 12/06/18                                   445             248
   Series 13
   Zero coupon due 12/27/16                                   450             279
   Series 13P
   Zero coupon due 12/27/18                                 1,195             663
   Series 15P
   Zero coupon due 03/07/19                                    90              49
   Series 16P
   Zero coupon due 04/05/19                                   475             259
   Series 19
   Zero coupon due 06/06/16                                   380             243
   Series C-P
   Zero coupon due 11/30/17                                   570             336
   Series E-P
   Zero coupon due 11/02/18                                   240             134
Freddie Mac
   4.750% due 01/19/16                                        100              99
                                                                     ------------
                                                                           34,713
                                                                     ------------

United States Government Treasuries - 11.1%
United States Treasury Inflation Indexed Bonds
   2.375% due 04/15/11                                        917             930
   3.375% due 01/15/12 (N)                                  1,679           1,782
   3.000% due 07/15/12 (N)                                  1,674           1,756
   2.000% due 01/15/14 (N)                                  1,718           1,703
   2.000% due 07/15/14 (N)                                  1,614           1,600
   1.875% due 07/15/15 (N)                                  1,569           1,535
   2.500% due 07/15/16 (N)                                    796             817
   2.375% due 01/15/17 (N)                                  2,401           2,439
   2.375% due 01/15/25 (N)                                    756             760
   2.000% due 01/15/26                                      2,025           1,922
   2.375% due 01/15/27 (N)                                    903             910
   3.625% due 04/15/28 (N)                                    377             459
United States Treasury Notes
   4.875% due 10/31/08 (N)                                  7,500           7,512
   4.750% due 12/31/08 (N)                                  5,820           5,824
   4.875% due 01/31/09 (N)                                  1,000           1,003
   4.500% due 03/31/09 (N)                                  7,885           7,867
   4.875% due 08/15/09 (N)                                  4,100           4,126
   4.750% due 02/15/10 (N)                                  3,000           3,017
   4.375% due 12/15/10                                     12,710          12,657
   4.500% due 02/28/11                                        660             660

                                                      Fixed Income III Fund  109

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
   5.125% due 06/30/11 (N)                                    350             358
   4.500% due 09/30/11 (N)                                    600             600
   4.500% due 03/31/12 (N)                                    590             590
   4.500% due 04/30/12                                      1,300           1,299
   3.875% due 02/15/13 (N)                                  2,475           2,395
   Principal Only STRIP
   Zero coupon due 11/15/13                                   555             413
   4.250% due 08/15/15                                      3,420           3,336
   4.875% due 08/15/16 (N)                                 25,800          26,274
   4.625% due 02/15/17 (N)                                  4,070           4,068
   8.125% due 08/15/19 (N)                                  4,950           6,479
   Principal Only STRIP
   Zero coupon due 11/15/21 (N)                               745             365
   7.625% due 02/15/25 (N)                                  1,450           1,918
   6.000% due 02/15/26 (N)                                  8,935          10,145
   6.375% due 08/15/27 (N)                                    745             886
   6.125% due 08/15/29 (N)                                  4,810           5,617
   4.500% due 02/15/36                                      4,015           3,807
United States Treasury Principal (N)
   Principal Only STRIP
   Zero coupon due 08/15/26                                 2,400             929
   Zero coupon due 11/15/26                                 4,100           1,571
   Zero coupon due 05/15/30                                 2,600             850
                                                                     ------------
                                                                          131,179
                                                                     ------------

TOTAL LONG-TERM INVESTMENTS
(cost $972,295)                                                           978,024
                                                                     ------------

COMMON STOCKS - 0.5%
Financial Services - 0.5%
Emerging Market Local Currency Fund (AE)                  496,112           5,875
Pacific Investment Management Co. Series High
   Yield Portfolio Institutional                           25,294             220
                                                                     ------------

TOTAL COMMON STOCKS
(cost $5,983)                                                               6,095
                                                                     ------------

PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
DG Funding Trust (E)(f)(A)                                    118           1,249
Harborview NIM Corp. (AE)(p)                                5,507             355
                                                                     ------------
                                                                            1,604
                                                                     ------------

Producer Durables - 0.0%
Nexen, Inc.                                                 4,055             102
                                                                     ------------

TOTAL PREFERRED STOCKS
(cost $1,706)                                                               1,706
                                                                     ------------

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------

WARRANTS & RIGHTS - 0.0%

Materials and Processing - 0.0%
Solutia, Inc.
   2009 Warrants (p)(AE)                                      450              --
                                                                     ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)                                 1,300,000               9
                                                                     ------------

TOTAL WARRANTS & RIGHTS
(cost $40)                                                                      9
                                                                     ------------


                                                     NOTIONAL
                                                      AMOUNT
                                                        $
                                                 ----------------
OPTIONS PURCHASED - 0.1%
(Number of Contracts)
Eurodollar Futures
   Jun 2007 91.25 Put (368)                                83,950               2
   Jun 2007 94.25 Put (294)                                69,274               2
   Jun 2007 94.50 Put (39)                                  9,214              --
   Sep 2007 90.50 Put (276)                                62,445               2
   Sep 2007 91.00 Put (15)                                  3,413              --
   Sep 2007 91.25 Put (94)                                 21,444               1
   Sep 2007 91.75 Put (87)                                 19,956              --
   Sep 2007 94.75 Put (312)                                73,905              58
   Dec 2007 91.25 Put (152)                                34,675               1
   Dec 2007 94.50 Put (31)                                  7,324               2
   Dec 2007 94.75 Put (634)                               150,179             123
   Mar 2008 91.75 Put (240)                                55,050               1
   Mar 2008 92.25 Put (91)                                 20,987               1
   Mar 2008 92.50 Put (5)                                   1,156              --
   Mar 2008 92.75 Put (112)                                25,970               1
   Jun 2008 92.75 Put (172)                                39,883               1

 110  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                     NOTIONAL           MARKET
                                                      AMOUNT            VALUE
                                                       ($)                $
---------------------------------------------------------------------------------
Swaptions
(Fund Pays/Fund Receives)
   EUR Six Month LIBOR/EUR 3.960%
   Jul 2007 0.00 Call (3)                                  13,646              --
   EUR Six Month LIBOR/EUR 4.100%
   Jul 2007 0.00 Call (1)                                   5,459              --
   GBP Six Month LIBOR/GBP 5.080%
   Jun 2007 0.00 Call (2)                                   2,600              --
   USD Three Month LIBOR/USD 5.500%
   Jun 2007 0.00 Call (1)                                   8,000              82
   USD Six Month LIBOR/USD 4.850%
   Jul 2007 0.00 Call (1)                                  10,000              --
   USD Three Month LIBOR/USD 4.900%
   Jul 2007 0.00 Call (1)                                  13,000              35
   USD Three Month LIBOR/USD 5.250%
   Jul 2007 0.00 Call (1)                                  24,000              21
   USD Three Month LIBOR/USD 5.370%
   Jul 2007 0.00 Call (1)                                   6,600              52
   USD Three Month LIBOR/USD 4.700%
   Aug 2007 0.00 Call (1)                                   6,000              27
   USD Three Month LIBOR/USD 4.800%
   Aug 2007 0.00 Call (1)                                   5,000              20
   USD Three Month LIBOR/USD 4.900%
   Aug 2007 0.00 Call (2)                                  15,000              42
   USD Three Month LIBOR/USD 5.000%
   Aug 2007 0.00 Call (1)                                  16,000              36
   USD Six Month LIBOR/USD 4.900%
   Oct 2007 0.00 Call (1)                                   7,000              23
   USD Three Month LIBOR/USD 4.750%
   Feb 2008 0.00 Call (1)                                   5,000              10
   USD Three Month LIBOR/USD 5.000%
   Feb 2008 0.00 Call (1)                                  15,900              51
   USD Three Month LIBOR/USD 4.750%
   Mar 2008 0.00 Call (2)                                  36,000             186

---------------------------------------------------------------------------------
                                                     NOTIONAL           MARKET
                                                      AMOUNT            VALUE
                                                       ($)                $
   USD Three Month LIBOR/USD 4.750%
   Sep 2008 0.00 Call (1)                                   2,000              13
                                                                     ------------

TOTAL OPTIONS PURCHASED
(cost $1,116)                                                                 793
                                                                     ------------


                                                    PRINCIPAL
                                                    AMOUNT ($)
                                                    OR SHARES
                                                 ----------------
SHORT-TERM INVESTMENTS - 26.7%
Abbey National NA LLC (c)(z)
   5.230% due 05/21/07                                      5,800           5,783
AT&T Wireless Services, Inc. (c)(z)
   7.500% due 05/01/07                                      1,190           1,190
AT&T, Inc. (p)
   4.214% due 06/05/07                                        600             599
AXA Financial, Inc.
   6.500% due 04/01/08                                        105             106
Bank of Ireland Governor & Co. (c)(z)
   5.230% due 07/10/07                                      4,500           4,491
Barclays US Funding Corp. (c)(z)
   5.215% due 06/07/07                                     10,700          10,656
Capital Auto Receivables Asset Trust
   Series 2003-3 Class A3B (E)
   5.400% due 01/15/08                                         17              17
   Series 2004-2 Class A2
   3.350% due 02/15/08                                         36              36
Capital One Auto Finance Trust
   Series 2006-C Class A1
   5.340% due 12/14/07                                        103             103
Caterpillar Financial Services Corp.
   Series MTNF
   5.430% due 08/20/07 (E)                                    155             155
   3.625% due 11/15/07                                         60              59
CIT Group, Inc.
   3.650% due 11/23/07                                         90              89
Citigroup Funding, Inc.
   Zero coupon due 11/15/07                                 1,050           1,105
Citigroup Global Markets Deutschland for Tyumen
   Oil Co.
   Series REGS
   11.000% due 11/06/07                                       610             625

                                                      Fixed Income III Fund  111

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   5.390% due 03/07/08                                        700             700
Citigroup, Inc.
   3.500% due 02/01/08                                        830             819
Clorox Co. (E)
   5.485% due 12/14/07                                        225             225
Comcast Cable Communications LLC (c)
   8.375% due 05/01/07                                         40              40
Daimlerchrysler NA Holding Corp. (c)(z)
   5.345% due 06/22/07                                      1,300           1,290
Danske Corp. (c)(z)
   5.250% due 05/16/07                                     10,700          10,677
Donohue Forest Products
   7.625% due 05/15/07                                        200             200
Dresdner Bank AG (p)
   Zero coupon due 01/24/08                                   760             730
Enterprise Products Operating, LP
   Series B
   4.000% due 10/15/07                                        345             343
Fannie Mae (N)
   4.200% due 03/24/08                                      3,500           3,469
Federal Home Loan Bank System
   Series IY08
   3.400% due 03/18/08                                      2,000           1,971
FedEx Corp. (E)
   5.440% due 08/08/07                                        400             400
France Treasury Bills BTF
   Zero coupon due 07/05/07                         EUR     1,000           1,355
Freddie Mac
   3.450% due 03/12/08                                      2,000           1,971
   Series * (N)
   2.750% due 03/15/08                                        280             274
Freddie Mac Discount Notes (c)(z)
   Zero coupon due 05/22/07                                 8,300           8,275
Greater Bay Bancorp
   Series B
   5.250% due 03/31/08                                        300             299
Harrah's Operating Co., Inc.
   7.125% due 06/01/07                                        355             355
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                        140             140
International Lease Finance Corp.
   3.750% due 08/01/07                                         35              35
John Deere Capital Corp. (E)
   5.410% due 04/15/08                                        400             400
JP Morgan Chase Bank/London
   Series EMTN
   Zero coupon due 04/24/08                         EGP     3,690             601

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank
   Series BKNT
   3.800% due 02/08/08                                        245             242
Mandalay Resort Group
   Series B
   10.250% due 08/01/07                                       945             954
MGM Mirage
   9.750% due 06/01/07                                        660             662
Mirage Resorts, Inc.
   6.750% due 08/01/07                                        205             205
Motorola, Inc.
   4.608% due 11/16/07                                        165             164
Norfolk Southern Corp. (N)
   7.350% due 05/15/07                                        100             100
Oneok, Inc.
   5.510% due 02/16/08                                        415             416
Pepco Holdings, Inc.
   5.500% due 08/15/07                                        405             405
Plantinum Underwriters Financial, Inc.
   Series B
   6.371% due 11/16/07                                        135             134
Pricoa Global Funding I (E)(p)
   5.457% due 01/25/08                                        700             701
PSEG Energy Holdings LLC
   8.625% due 02/15/08                                         43              44
Reynolds American, Inc.
   Series *
   6.500% due 06/01/07                                        145             145
Royal Bank of Scotland (z)
   5.265% due 03/26/08                                        300             300
Russell Investment Company
   Money Market Fund                                  221,151,000         221,151
Santander US Debt SA Universal (E)(p)
   5.375% due 09/21/07                                        900             901
Sempra Energy
   4.621% due 05/17/07                                        110             110
Skandinaviska Enskilda Banken (z)
   5.200% due 08/20/07                                      6,200           6,090
   5.203% due 08/21/07                                      1,100           1,081

 112  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------
Societe Generale (c)(z)
   5.257% due 06/11/07                                        300             300
   5.258% due 06/20/07                                      1,800           1,802
Societe Generale NA (c)(z)
   5.220% due 06/19/07                                      4,600           4,595
Starwood Hotels & Resorts Worldwide, Inc. (c)
   7.375% due 05/01/07                                         20              20
TELUS Corp.
   7.500% due 06/01/07                                        650             651
Travelers Cos., Inc. (The)
   5.010% due 08/16/07                                        485             484
UBS Financial Del LLC (z)
   5.235% due 05/01/07 (c)                                  6,000           6,000
   5.225% due 07/19/07                                      1,200           1,184
Union Pacific Corp.
   6.625% due 02/01/08                                         90              91
   Series MTNE
   6.790% due 11/09/07                                         35              35
United States Treasury Bills (z)(sec.)
   5.145% due 05/17/07 (c)                                    480             479
   5.046% due 06/14/07 (c)                                    500             497
   5.088% due 06/14/07 (c)                                  1,360           1,352
   5.093% due 06/14/07 (c)                                    220             219
   5.001% due 07/12/07                                         50              50
   5.111% due 07/12/07                                        200             198
United States Treasury Notes (N)
   3.125% due 05/15/07                                      3,900           3,897
WellPoint, Inc.
   3.750% due 12/14/07                                         90              89
Wisconsin Electric Power Co.
   3.500% due 12/01/07                                         65              64
                                                                     ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $315,316)                                                           315,395
                                                                     ------------

                                                    PRINCIPAL           MARKET
                                                    AMOUNT ($)          VALUE
                                                    OR SHARES             $
---------------------------------------------------------------------------------

OTHER SECURITIES - 15.9%
Russell Investment Company
   Money Market Fund (X)                               36,115,930          36,116
State Street Securities
   Lending Quality Trust (X)                          151,780,368         151,780
                                                                     ------------

TOTAL OTHER SECURITIES
(cost $187,896)                                                           187,896
                                                                     ------------

TOTAL INVESTMENTS - 126.0%
(identified cost $1,484,352)                                            1,489,918

OTHER ASSETS AND LIABILITIES,
NET - (26.0%)                                                            (307,786)
                                                                     ------------

NET ASSETS - 100.0%                                                     1,182,132
                                                                     ============

  See accompanying notes which are an integral part of the financial statements.

                                                      Fixed Income III Fund  113

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Euribor Futures
   expiration date 12/07 (22)                               7,181                (19)
   expiration date 03/08 (4)                                1,306                 (6)
   expiration date 06/08 (4)                                1,306                 (5)
   expiration date 09/08 (1)                                  327                 (1)
   expiration date 12/08 (1)                                  327                 (1)

Euro-Bund Futures (Germany)
   expiration date 06/07 (65)                              10,126               (175)

Eurodollar Futures (CME)
   expiration date 06/07 (105)                             24,852                (19)
   expiration date 12/07 (529)                            125,624               (196)
   expiration date 03/08 (743)                            176,806                (63)
   expiration date 06/08 (633)                            150,844                 92
   expiration date 09/08 (84)                              20,029                 77
   expiration date 12/08 (130)                             30,999                112
   expiration date 03/09 (4)                                  954                 --
Euroyen Futures
   expiration date 12/07 (39)                               8,087                  8

Germany, Federal Republic
   5 Year Bonds
   expiration date 06/07 (11)                               1,618                  1

Japanese 10 Year Bond (Japan)
   expiration date 06/07 (21)                              23,610                131

LIBOR Futures
   expiration date 09/07 (2)                                  470                 (4)
   expiration date 12/07 (6)                                1,411                (10)
   expiration date 03/08 (6)                                1,412                 (8)
   expiration date 06/08 (4)                                  942                 (6)
   expiration date 09/08 (6)                                1,414                 (9)

United States Treasury 2 Year Notes
   expiration date 06/07 (358)                             73,289                (33)

United States Treasury 5 Year Notes
   expiration date 06/07 (1,214)                          128,475                336

United States Treasury 10 Year Notes
   expiration date 06/07 (637)                             69,005                229
   expiration date 09/07 (19)                               2,060                  8

United States Treasury Bonds
   expiration date 06/07 (98)                              10,952                 59

Short Positions
Australian 10 Year Bond (Australia)
   expiration date 06/07 (2)                                1,192                  3

------------------------------------------------------------------------------------
                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $

Euro-Bobl Futures (Germany)
   expiration date 06/07 (156)                             22,944                175

Eurodollar Futures (CME)
   expiration date 12/07 (13)                               3,087                  3

Long Gilt Bond (UK)
   expiration date 06/07 (8)                                1,715                 19

United States Treasury 2 Year Notes
   expiration date 06/07 (26)                               5,323                  6

United States Treasury 10 Year Notes
   expiration date 06/07 (533)                             57,739                 19

United States Treasury Bonds
   expiration date 06/07 (144)                             16,092                (58)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts (a)                                                    665
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 114  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Swaptions
(Fund Pays/Fund Receives)
   EUR 4.100%/EUR Six Month LIBOR
   Jul 2007 0.00 Put (3)                                    5,459                (15)
   EUR 4.230%/EUR Six Month LIBOR
   Jul 2007 0.00 Put (1)                                    2,729                 (1)
   GBP 4.850%/GBP Six Month LIBOR
   Jun 2007 0.00 Put (2)                                      600                 --
   USD 4.900%/USD Three Month LIBOR
   Feb 2008 0.00 Call (1)                                   1,000                 (9)
   USD 5.100%/USD Three Month LIBOR
   Feb 2008 0.00 Call (1)                                   7,000                (97)
   USD 4.950%/USD Three Month LIBOR
   Mar 2008 0.00 Call (1)                                   4,000                (46)
   USD 4.900%/USD Three Month LIBOR
   Mar 2008 0.00 Call (2)                                  11,400               (121)
   USD 5.600%/USD Three Month LIBOR
   Jun 2007 0.00 Put (1)                                    3,000                (82)
   USD 5.500%/USD Three Month LIBOR
   Jul 2007 0.00 Put (1)                                    2,200                (58)
   USD 5.370%/USD Three Month LIBOR
   Jul 2007 0.00 Put (1)                                   10,000               (178)
   USD 5.000%/USD Three Month LIBOR
   Jul 2007 0.00 Call (1)                                   6,000                (33)
   USD 4.950%/USD Three Month LIBOR
   Jul 2007 0.00 Put (1)                                    2,200                (12)
   USD 5.000%/USD Three Month LIBOR
   Aug 2007 0.00 Call (1)                                   1,000                 (6)
   USD 4.900%/USD Three Month LIBOR
   Aug 2007 0.00 Call (3)                                   7,000                (32)
   USD 4.850%/USD Three Month LIBOR
   Aug 2007 0.00 Call (1)                                   1,000                 (3)

------------------------------------------------------------------------------------
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
   USD 4.950%/USD Three Month LIBOR
   Sep 2008 0.00 Call (1)                                   1,000                (13)
   USD 5.010%/USD Three Month LIBOR
   Oct 2007 0.00 Put (1)                                    3,000                (29)

United States Treasury Bonds
   May 2007 113.00 Call (68)                                7,684                (14)
   May 2007 109.00 Put (65)                                 7,085                 (3)
   Aug 2007 109.00 Put (142)                               15,478                (67)

United States Treasury Notes
   2 Year Futures
   May 2007 102.50 Call (103)                              21,115                (16)

United States Treasury Notes
   5 Year Futures
   May 2007 106.00 Call (282)                              29,892                (66)

United States Treasury Notes
   10 Year Futures
   May 2007 105.00 Put (15)                                 1,575                 --
   May 2007 107.00 Put (135)                               14,445                (13)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $953)                                                     (914)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                      Fixed Income III Fund  115

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             290      AUD           349    05/17/07                 --
USD           1,410      AUD         1,737    06/20/07                 31
USD           1,510      AUD         1,813    06/20/07                 (6)
USD           2,635      AUD         3,370    06/20/07                160
USD           2,821      AUD         3,498    06/20/07                 80
USD             329      BRL           701    05/03/07                 16
USD             345      BRL           701    05/03/07                 --
USD             340      BRL           701    08/02/07                 --
USD           1,284      CAD         1,505    06/20/07                 74
USD           4,242      CAD         4,846    06/20/07                129
USD           1,549      CHF         1,853    06/20/07                 (8)
USD           2,568      CHF         3,090    06/20/07                  2
USD           4,230      CHF         5,118    06/20/07                 26
USD           4,491      CHF         5,373    06/20/07                (22)
USD             213      CNY         1,625    06/19/07                 (1)
USD              68      EUR            50    06/08/07                 --
USD             250      EUR           190    06/08/07                  9
USD             329      EUR           250    06/08/07                 13
USD             411      EUR           305    06/08/07                  6
USD             445      EUR           327    06/08/07                  2
USD             502      EUR           370    06/08/07                  4
USD             532      EUR           390    06/08/07                  1
USD             686      EUR           510    06/08/07                 11
USD             942      EUR           710    06/15/07                 29
USD           1,233      EUR           924    06/20/07                 30
USD           2,618      EUR         1,958    06/20/07                 60
USD           4,230      EUR         3,158    06/20/07                 87
USD              24      GBP            12    05/17/07                 --
USD             507      GBP           255    06/08/07                  3
USD           1,410      GBP           718    06/20/07                 25
USD           1,414      GBP           715    06/20/07                 15
USD           3,019      GBP         1,509    06/20/07                 (3)
USD           4,585      GBP         2,384    06/20/07                179
USD           4,585      GBP         2,384    06/20/07                179
USD             157      INR         6,520    06/20/07                 --
USD           1,801      JPY       208,000    06/06/07                (51)
USD             164      JPY        18,774    06/08/07                 (6)
USD             197      JPY        22,742    06/08/07                 (6)
USD             223      JPY        26,062    06/08/07                 (4)
USD             224      JPY        25,753    06/08/07                 (7)
USD             241      JPY        28,490    06/08/07                 (1)
USD             263      JPY        30,382    06/08/07                 (8)
USD             284      JPY        32,755    06/08/07                 (9)
USD             436      JPY        50,249    06/08/07                (13)
USD             575      JPY        66,900    06/08/07                (13)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             641      JPY        75,000    06/08/07                (10)
USD             714      JPY        84,478    06/08/07                 (3)
USD             714      JPY        84,478    06/08/07                 (3)
USD             800      JPY        94,845    06/08/07                 (2)
USD             849      JPY       100,152    06/08/07                 (6)
USD           1,068      JPY       123,738    06/08/07                (27)
USD             238      JPY        28,000    06/15/07                 (2)
USD             408      JPY        47,730    06/15/07                 (6)
USD           1,248      JPY       145,000    06/15/07                (27)
USD           1,509      JPY       176,368    06/20/07                (23)
USD           2,568      JPY       297,682    06/20/07                (60)
USD           2,568      JPY       298,011    06/20/07                (57)
USD             375      NOK         2,285    06/08/07                 10
USD             398      NOK         2,420    06/08/07                 10
USD           1,242      NOK         7,575    06/20/07                 33
USD           1,410      NOK         8,570    06/20/07                 33
USD           1,509      NOK         8,986    06/20/07                  4
USD           2,313      NOK        14,067    06/20/07                 55
USD           2,350      NOK        14,428    06/20/07                 78
USD           3,165      NOK        19,423    06/20/07                103
USD             203      NZD           275    06/08/07                 --
USD           1,284      NZD         1,842    06/20/07                 76
USD           1,410      NZD         1,975    06/20/07                 48
USD             724      SEK         5,082    06/20/07                 37
USD           1,509      SEK        10,205    06/20/07                 18
USD              11      SGD            17    08/07/07                 --
USD               1      TWD            36    05/02/07                 --
USD               2      TWD            57    05/02/07                 --
USD              18      TWD           601    05/02/07                 --
USD              19      TWD           625    05/02/07                 --
USD              19      TWD           626    05/02/07                 --
USD              19      TWD           638    05/02/07                 --
USD              52      TWD         1,714    05/02/07                 --
AUD             181      USD           140    06/08/07                (10)
AUD             485      USD           375    06/08/07                (28)
AUD           1,610      USD         1,284    06/20/07                (52)
BRL             701      USD           345    05/03/07                 --
BRL             701      USD           345    05/03/07                 --
BRL           3,955      USD         1,828    05/07/07               (117)
BRL             780      USD           382    06/29/07                  1
CAD             324      USD           283    06/08/07                 (9)
CAD             624      USD           532    06/08/07                (30)
CAD             755      USD           645    06/20/07                (37)
CAD           3,056      USD         2,614    06/20/07               (143)
CAD           3,818      USD         3,259    06/20/07               (187)

See accompanying notes which are an integral part of the financial statements.

 116  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
CHF           1,805      USD         1,509    06/20/07                  8
CHF           2,770      USD         2,310    06/20/07                  7
CHF           2,770      USD         2,313    06/20/07                 10
CHF           3,403      USD         2,821    06/20/07                 (9)
CHF           5,540      USD         4,546    06/20/07                (61)
EUR           1,739      USD         2,364    05/24/07                (11)
EUR             126      USD           172    05/30/07                 --
EUR           1,472      USD         1,947    06/06/07                (65)
EUR              16      USD            21    06/08/07                 --
EUR             108      USD           143    06/08/07                 (5)
EUR             150      USD           201    06/08/07                 (4)
EUR             155      USD           205    06/08/07                 (6)
EUR             155      USD           205    06/08/07                 (7)
EUR             215      USD           283    06/08/07                (11)
EUR             334      USD           442    06/08/07                (15)
EUR             380      USD           520    06/08/07                  1
EUR             710      USD           946    06/15/07                (24)
EUR             978      USD         1,300    06/20/07                (38)
EUR           1,108      USD         1,509    06/20/07                 (6)
EUR           3,160      USD         4,231    06/20/07                (90)
EUR           4,416      USD         6,040    06/20/07                  2
GBP              94      USD           184    05/16/07                 (4)
GBP             794      USD         1,571    05/17/07                (17)
GBP             194      USD           383    06/08/07                 (4)
GBP             251      USD           502    06/08/07                 --
GBP             401      USD           779    06/08/07                (22)
GBP             149      USD           291    06/20/07                 (8)
GBP             511      USD           993    06/20/07                (28)
GBP           1,312      USD         2,568    06/20/07                (54)
GBP           2,143      USD         4,230    06/20/07                (54)
JPY          47,345      USD           393    05/15/07                 (4)
JPY          36,634      USD           310    05/31/07                  2
JPY           5,256      USD            46    06/08/07                  2
JPY          24,097      USD           209    06/08/07                  7
JPY          29,643      USD           254    06/08/07                  5
JPY          30,239      USD           263    06/08/07                  9
JPY          35,821      USD           306    06/08/07                  5
JPY          53,835      USD           462    06/08/07                  9
JPY          58,335      USD           494    06/08/07                  3
JPY          59,332      USD           504    06/08/07                  5
JPY          59,574      USD           507    06/08/07                  6
JPY          88,605      USD           767    06/08/07                 21
JPY          32,750      USD           283    06/15/07                  8
JPY         177,852      USD         1,510    06/20/07                 12
JPY         299,729      USD         2,562    06/20/07                 37

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         360,462      USD         3,080    06/20/07                 43
JPY         491,480      USD         4,280    06/20/07                138
NOK           1,368      USD           223    06/08/07                 (7)
NOK           1,781      USD           287    06/08/07                (13)
NOK           2,310      USD           384    06/08/07                 (5)
NOK           5,558      USD           924    06/08/07                (11)
NOK           7,832      USD         1,284    06/20/07                (34)
NOK           7,882      USD         1,284    06/20/07                (43)
NOK           8,514      USD         1,414    06/20/07                (19)
NOK           8,599      USD         1,410    06/20/07                (37)
NZD             275      USD           188    06/08/07                (15)
NZD           1,835      USD         1,284    06/20/07                (70)
NZD           2,834      USD         1,952    06/20/07               (141)
SEK           9,847      USD         1,410    06/20/07                (64)
TWD              36      USD             1    05/02/07                 --
TWD              57      USD             2    05/02/07                 --
TWD              57      USD             2    05/02/07                 --
TWD              57      USD             2    05/02/07                 --
TWD             581      USD            17    05/02/07                 --
TWD             601      USD            18    05/02/07                 --
TWD             625      USD            19    05/02/07                 --
TWD           2,283      USD            69    05/02/07                 --
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  14
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                      Fixed Income III Fund  117

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   UNREALIZED
                                                    NOTIONAL                                                      APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT                FUND PAYS              TERMINATION    (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $                FLOATING RATE                DATE             $
------------------------------   ----------------   ---------   -------------------------------   ------------   --------------
Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        2,000     minus 0.075%                      04/30/07                 (1)

Bank of America
   CMBS AAA 10 Year Index        Bank of America        4,000   CMBS AAA 10 Year Index              05/31/07                 (1)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        1,000     plus 0.050%                       05/31/07                 --

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        1,300     minus 0.075%                      06/15/07                 (1)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        1,500     minus 0.050%                      06/29/07                 (1)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        1,500     minus 0.025%                      07/16/07                 (1)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        1,500     minus 0.050%                      07/31/07                 (1)

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        1,250     plus 0.100%                       08/31/07                  1

Bank of America                                                 CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Bank of America        1,250     minus 0.025%                      09/28/07                 --

Lehman Brothers                                                 3 Month USD LIBOR
   CMBS Index - AAA              Goldman                2,665     plus 0.050%                       05/01/07                 17

Goldman Sachs
   Total Return                  Citibank               5,277   Turkish Overnight Index Tuibon      07/17/08                140

JP Morgan                                                       CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        JP Morgan              1,500     minus 0.030%                      05/31/07                 (1)

Deutsche Bank                                                   CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        Deutsche Bank          1,500     plus 0.100%                       08/31/07                  1

Deutsche Bank                                                   Turkish Overnight Index Tuibon
   Turkish Overnight Index
   Tuibon                        Deutsche Bank          4,000     plus 0.500%                       11/27/08                 13

Goldman Sachs                                                   Turkish Overnight Index Tuibon
   Turkish Overnight Index
   Tuibon                        Citibank                 300     plus 0.700%                       01/20/11                  6

JP Morgan                                                       CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        JP Morgan              1,750     plus 0.075%                       05/31/07                  1

See accompanying notes which are an integral part of the financial statements.

 118  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   UNREALIZED
                                                    NOTIONAL                                                      APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT                FUND PAYS              TERMINATION    (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $                FLOATING RATE                DATE             $
------------------------------   ----------------   ---------   -------------------------------   ------------   --------------
JP Morgan                                                       CMBS AAA 10 Year Index
   CMBS AAA 10 Year Index        JP Morgan              1,250      plus 0.125%                      08/31/07                  1

Salomon Smith Barney             Salomon Smith                  Turkish Overnight Index Tuibon
   Turkish Overnight Index
   Tuibon                        Barney                 2,410      plus 0.700%                      11/27/08                (24)

Salomon Smith Barney             Salomon Smith
   Turkish Overnight Index
   Tuibon                        Barney                 2,554   Turkish Overnight Index Tuibon      11/27/08                 (3)
                                                                                                                 --------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                                   146
                                                                                                                 ==============

INTEREST RATE SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       MARKET
          COUNTER                  NOTIONAL                  FUND                     FUND           TERMINATION       VALUE
           PARTY                    AMOUNT                 RECEIVES                   PAYS               DATE            $
----------------------------   -----------------   ------------------------   --------------------   ------------   ------------
Bank of America                  JPY     355,000   6 Month LIBOR              1.500%                   06/20/12              (16)
Bank of America                  JPY     658,000   1.750%                     6 Month LIBOR            06/20/17              (31)
Bank of America                  USD       6,500   5.000%                     3 Month LIBOR            06/20/09               (4)
Bank of America                  USD      10,700   5.000%                     3 Month LIBOR            06/21/10               --
Bank of America                  USD      12,100   5.470%                     3 Month LIBOR            06/14/11              358
Bank of America                  USD       8,500   3 Month LIBOR              5.000%                   06/20/12               (9)
Bank of America                  USD       6,200   3 Month LIBOR              5.000%                   06/20/12               (7)
Bank of America                  USD      35,200   5.000%                     3 Month LIBOR            06/20/12               39
Bank of America                  USD      15,000   3 Month LIBOR              5.000%                   06/20/12              (17)
Bank of America                  USD      12,400   3 Month LIBOR              5.000%                   06/20/12              (14)
Bank of America                  USD       5,500   3 Month LIBOR              5.000%                   06/20/12               (6)
Bank of America                  USD       4,000   3 Month LIBOR              5.100%                   06/20/14              (10)
Bank of America                  USD       3,800   3 Month LIBOR              5.100%                   06/20/14              (10)
Bank of America                  USD       4,000   5.550%                     3 Month LIBOR            06/14/16              176
Bank of America                  USD       5,900   5.250%                     3 Month LIBOR            06/20/22              (30)
Bank of America                  USD       2,500   5.630%                     3 Month LIBOR            06/16/36              127
Bank of America                  USD       2,000   5.000%                     3 Month LIBOR            06/20/37             (113)
Barclays Bank PLC                EUR       7,770   4.250%                     6 Month LIBOR            06/20/09              (24)
Barclays Bank PLC                 EUR        710   4.250%                     6 Month LIBOR            06/20/12               (4)
Barclays Bank PLC                EUR       7,150   4.250%                     6 Month LIBOR            07/20/16               62
Barclays Bank PLC                GBP         400   6.000%                     6 Month LIBOR            03/20/09                1
Barclays Bank PLC                GBP         890   6 Month LIBOR              4.500%                   06/22/37               98
Barclays Bank PLC                GBP         300   6 Month LIBOR              4.500%                   06/22/37               33
Barclays Bank PLC                GBP         800   6 Month LIBOR              4.500%                   12/20/37               88
Barclays Bank PLC                SEK      71,000   3 Month LIBOR              4.250%                   06/20/17              270
Barclays Bank PLC                SEK      23,000   3 Month LIBOR              4.250%                   06/20/17               87
Barclays Bank PLC                SEK      20,000   3 Month LIBOR              4.250%                   06/20/17               76
Barclays Bank PLC                USD       8,700   5.000%                     3 Month LIBOR            06/20/09               (6)
Bear Stearns                     USD       6,200   3 Month LIBOR              5.000%                   06/20/12               (7)
BNP Paribas                      EUR       2,430   4.250%                     6 Month LIBOR            06/22/09               (7)

  See accompanying notes which are an integral part of the financial statements.

                                                      Fixed Income III Fund  119

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       MARKET
          COUNTER                  NOTIONAL                  FUND                     FUND           TERMINATION       VALUE
           PARTY                    AMOUNT                 RECEIVES                   PAYS               DATE            $
----------------------------   -----------------   ------------------------   --------------------   ------------   ------------
BNP Paribas                       EUR        900   2.090%                     Consumer Price Index     10/15/10               55
                                                                              (France)
Citibank                         PLN       9,000   4.670%                     6 Month LIBOR            01/16/09               (9)
Citibank                         EUR       2,020   4.250%                     6 Month LIBOR            06/20/09               (6)
Citibank                         JPY     440,000   6 Month LIBOR              1.500%                   06/20/12              (19)
Citibank                         JPY   1,796,000   6 Month LIBOR              1.500%                   06/20/14               76
Citibank                         JPY     381,000   1.500%                     6 Month LIBOR            06/20/14              (16)
Citibank                         JPY     833,000   6 Month LIBOR              1.500%                   06/20/14               35
Citibank                         USD       2,300   5.000%                     3 Month LIBOR            06/20/37             (130)
Credit Suisse First Boston       EUR       8,100   4.250%                     6 Month LIBOR            06/22/09              (25)
Credit Suisse First Boston        EUR        920   4.250%                     6 Month LIBOR            06/20/17              (17)
Credit Suisse First Boston       EUR       1,700   4.250%                     6 Month LIBOR            06/20/17              (31)
Credit Suisse First Boston       EUR       3,720   6 Month LIBOR              4.250%                   06/20/17               68
Credit Suisse First Boston        EUR        550   4.250%                     6 Month LIBOR            06/22/37              (34)
Credit Suisse First Boston       EUR       1,650   4.250%                     6 Month LIBOR            06/22/37             (103)
Credit Suisse First Boston       GBP         720   6 Month LIBOR              4.500%                   06/22/37               79
Credit Suisse First Boston       SEK      30,000   3 Month LIBOR              4.250%                   06/20/17              114
Credit Suisse First Boston       USD       4,100   5.000%                     3 Month LIBOR            06/20/09               (3)
Credit Suisse First Boston       USD       2,300   5.000%                     3 Month LIBOR            06/20/37             (129)
Deutsche Bank                     AUD      8,100   6.250%                     6 Month LIBOR            06/20/12              (56)
Deutsche Bank                     AUD      7,280   6.250%                     6 Month LIBOR            06/20/12              (50)
Deutsche Bank                     AUD      2,000   6.250%                     6 Month LIBOR            06/20/12              (14)
Deutsche Bank                     AUD      1,570   6 Month LIBOR              6.250%                   06/20/12               15
Deutsche Bank                     AUD      3,200   6 Month LIBOR              6.250%                   06/20/12               --
Deutsche Bank                     CAD        690   4.318%                     3 Month LIBOR            04/04/12               (1)
Deutsche Bank                     CAD        690   4.328%                     3 Month LIBOR            04/05/12               (3)
Deutsche Bank                     EUR     26,920   4.360%                     6 Month LIBOR            10/16/09               (8)
Deutsche Bank                     EUR     10,760   4.395%                     6 Month LIBOR            10/16/09                6
Deutsche Bank                     EUR     10,760   4.401%                     6 Month LIBOR            10/16/09                8
Deutsche Bank                    EUR       5,380   4.363%                     6 Month LIBOR            10/16/09               (1)
Deutsche Bank                    EUR       1,200   6 Month LIBOR              4.000%                   12/15/11               23
Deutsche Bank                     EUR     18,140   6 Month LIBOR              4.378%                   10/16/14               (8)
Deutsche Bank                    EUR       7,250   6 Month LIBOR              4.435%                   10/16/14              (34)
Deutsche Bank                    EUR       7,260   6 Month LIBOR              4.440%                   10/16/14              (40)
Deutsche Bank                    EUR       3,630   6 Month LIBOR              4.380%                   10/16/14               (2)
Deutsche Bank                    EUR       4,050   4.568%                     6 Month LIBOR            10/16/37               29
Deutsche Bank                    EUR       1,620   4.631%                     6 Month LIBOR            10/16/37               34
Deutsche Bank                    EUR       1,620   4.641%                     6 Month LIBOR            10/16/37               37
Deutsche Bank                     EUR        810   4.573%                     6 Month LIBOR            10/16/37                7
Deutsche Bank                    GBP         100   6.000%                     6 Month LIBOR            12/20/08               --
Deutsche Bank                    JPY     410,000   1.000%                     6 Month LIBOR            09/18/08                1
Deutsche Bank                    JPY      30,000   1.500%                     6 Month LIBOR            06/20/12                1
Deutsche Bank                    JPY     381,000   1.500%                     6 Month LIBOR            06/20/14              (16)
Deutsche Bank                    JPY     388,000   6 Month LIBOR              1.500%                   06/20/14              (16)
Deutsche Bank                    JPY      94,000   2.000%                     6 Month LIBOR            12/20/16               22
Deutsche Bank                    NZD       1,120   3 Month LIBOR              7.598%                   04/10/12                3

See accompanying notes which are an integral part of the financial statements.

 120  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       MARKET
          COUNTER                  NOTIONAL                  FUND                     FUND           TERMINATION       VALUE
           PARTY                    AMOUNT                 RECEIVES                   PAYS               DATE            $
----------------------------   -----------------   ------------------------   --------------------   ------------   ------------
Deutsche Bank                    NZD       1,120   3 Month LIBOR              7.598%                   04/11/12               --
Deutsche Bank                    USD      15,400   5.000%                     3 Month LIBOR            12/19/08                5
Deutsche Bank                    USD      49,900   5.000%                     3 Month LIBOR            06/20/09              (34)
Deutsche Bank                    USD      20,100   5.000%                     3 Month LIBOR            06/20/12               22
Deutsche Bank                    USD       2,700   3 Month LIBOR              5.000%                   06/20/12               (3)
Deutsche Bank                    USD       6,200   3 Month LIBOR              5.000%                   06/20/12               (7)
Deutsche Bank                    USD      23,200   5.000%                     3 Month LIBOR            06/20/12               26
Deutsche Bank                    USD       4,000   3 Month LIBOR              5.000%                   06/20/12               (4)
Deutsche Bank                    USD       6,600   5.000%                     3 Month LIBOR            06/20/12                7
Deutsche Bank                    USD         940   5.000%                     3 Month LIBOR            06/20/12                1
Deutsche Bank                    USD       1,970   5.000%                     3 Month LIBOR            06/20/12                2
Deutsche Bank                    USD       3,210   6 Month LIBOR              6.250%                   06/20/12               --
Deutsche Bank                    USD       1,960   5.000%                     3 Month LIBOR            06/20/12                2
Deutsche Bank                    USD      12,400   3 Month LIBOR              5.000%                   06/20/12              (14)
Deutsche Bank                    USD      21,800   3 Month LIBOR              5.000%                   06/20/12               57
Deutsche Bank                    USD      25,500   5.100%                     3 Month LIBOR            06/20/14               65
Deutsche Bank                    USD       3,800   3 Month LIBOR              5.100%                   06/20/14              (10)
Deutsche Bank                    USD      27,700   5.100%                     3 Month LIBOR            06/20/14               70
Deutsche Bank                    USD      22,600   5.100%                     3 Month LIBOR            06/20/14               57
Deutsche Bank                    USD       2,900   3 Month LIBOR              5.000%                   06/20/17               37
Goldman Sachs                     EUR        300   4.000%                     6 Month LIBOR            03/20/09               (1)
Goldman Sachs                    JPY     100,000   1.500%                     6 Month LIBOR            06/20/12                4
Goldman Sachs                    JPY      38,000   2.000%                     6 Month LIBOR            12/20/16                9
HSBC                             GBP         600   4.500%                     6 Month LIBOR            12/20/07              (13)
JP Morgan                         MXN     34,580   7.670%                     Mexico Interbank         04/17/12              (20)
                                                                              28 Day Deposit Rate
JP Morgan                        JPY   2,145,000   6 Month LIBOR              1.500%                   06/20/14               91
JP Morgan                        JPY     804,000   6 Month LIBOR              1.500%                   06/20/14               34
JP Morgan                        USD       2,700   3 Month LIBOR              5.000%                   06/20/12               (2)
JP Morgan                        USD       4,100   3 Month LIBOR              5.100%                   06/20/14              (10)
JP Morgan                        USD       6,400   3 Month LIBOR              5.100%                   06/20/14              (16)
Lehman Brothers                  GBP       4,100   4.500%                     6 Month LIBOR            09/20/09             (196)
Lehman Brothers                  GBP         360   5.250%                     6 Month LIBOR            06/20/17              (30)
Lehman Brothers                  JPY     300,000   6 Month LIBOR              1.500%                   06/20/12              (13)
Lehman Brothers                  USD       1,100   5.000%                     3 Month LIBOR            06/20/09               (1)
Merrill Lynch                    EUR       6,690   4.250%                     6 Month LIBOR            06/22/09              (20)
Merrill Lynch                    GBP       5,600   4.500%                     6 Month LIBOR            09/20/09             (268)
Merrill Lynch                    GBP         100   6 Month LIBOR              4.000%                   12/15/35                6
Merrill Lynch                    GBP         950   6 Month LIBOR              4.500%                   06/22/37              104
Merrill Lynch                    JPY   1,331,000   6 Month LIBOR              1.500%                   06/20/12              (59)
Morgan Stanley                    EUR        900   6.000%                     6 Month LIBOR            06/18/34              156
Morgan Stanley                   JPY      10,000   2.000%                     6 Month LIBOR            12/20/16                2
Morgan Stanley                   USD       5,400   5.000%                     3 Month LIBOR            06/20/09               (4)
Morgan Stanley                   USD       1,000   3 Month LIBOR              5.000%                   06/20/17               13
Royal Bank of Scotland            CAD        700   4.500%                     3 Month LIBOR            06/15/27              (24)
Royal Bank of Scotland           GBP         200   6 Month LIBOR              4.000%                   12/15/36               55

  See accompanying notes which are an integral part of the financial statements.

                                                      Fixed Income III Fund  121

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       MARKET
          COUNTER                  NOTIONAL                  FUND                     FUND           TERMINATION       VALUE
           PARTY                    AMOUNT                 RECEIVES                   PAYS               DATE            $
----------------------------   -----------------   ------------------------   --------------------   ------------   ------------
Royal Bank of Scotland           USD      15,400   5.000%                     3 Month LIBOR            12/19/08                5
Royal Bank of Scotland           USD      12,700   5.000%                     3 Month LIBOR            06/20/09               (9)
Royal Bank of Scotland           USD         200   5.000%                     3 Month LIBOR            06/20/37              (11)
UBS                              JPY      60,000   1.000%                     6 Month LIBOR            09/18/08               --
UBS                              JPY      10,000   2.000%                     6 Month LIBOR            12/20/16                2
UBS                              USD       3,900   5.000%                     3 Month LIBOR            06/20/09               (3)
                                                                                                                    ------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $1,857                                  1,002
                                                                                                                    ============

See accompanying notes which are an integral part of the financial statements.

 122  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

CREDIT DEFAULT SWAP CONTRACTS
----------------------------------------------------------------------------------------------------------------
                                                                 FUND (PAYS)/                         MARKET
          REFERENCE                  COUNTER        NOTIONAL       RECEIVES       TERMINATION         VALUE
            ENTITY                    PARTY          AMOUNT       FIXED RATE          DATE              $
------------------------------   ----------------   ---------   --------------   --------------   --------------
American International Group     JP Morgan          USD      1,100     0.050%       12/20/07                  --
Anadarko Petroleum Corp.         Goldman Sachs      USD        200     0.150%       03/20/08                  --
Brazil Government
   International Bond            Citibank           USD      1,500    (1.500%)      08/22/11                  45
Brazil Government
   International Bond            Lehman Brothers    USD      1,400     1.980%       03/20/16                  88
Core Investment Grade Bond       Bank of America    USD     22,000    (0.350%)      06/20/12                 (19)
Dow Jones CDX High Volatility
   Index                         Bank of America    USD      2,000    (0.650%)      12/20/16                  --
Dow Jones CDX High Volatility
   Index                         Bank of America    USD      5,000    (0.650%)      12/20/16                  (4)
Dow Jones CDX High Volatility
   Index                         Deutsche Bank AG   USD      2,000     1.250%       06/20/12                  20
Dow Jones CDX High Volatility
   Index                         Goldman Sachs      USD      4,000    (0.650%)      12/20/16                  (3)
Dow Jones CDX High Volatility
   Index                         JP Morgan          USD      3,000    (0.650%)      12/20/16                  (3)
Dow Jones CDX High Volatility
   Index                         JP Morgan          USD      8,000    (0.650%)      12/20/16                  (6)
Dow Jones CDX High Volatility
   Index                         JP Morgan          USD     25,600    (0.400%)      12/20/11                  39
Dow Jones CDX High Volatility
   Index                         Lehman Brothers    USD      1,890    (2.750%)      06/20/12                   4
Dow Jones CDX High Volatility
   Index                         UBS                USD      5,000     0.900%       06/20/10                  61
First Data Corp.                 Lehman Brothers    USD        335    (2.550%)      06/20/12                  (3)
Ford Motor Corp. Capital Trust
   II                            Lehman Brothers    USD        500     1.100%       03/20/08                  (2)
Ford Motor Credit Co.            Lehman Brothers    USD        240     2.200%       03/20/08                   1
Ford Motor Credit Co.            Lehman Brothers    USD        475     1.200%       03/20/08                  (1)
Ford Motor Credit Co.            Merrill Lynch      USD        200     1.700%       06/20/07                   1
Gazprom                          JP Morgan          USD      1,500     0.415%       11/20/07                   4
Indonesia Government
   International Bond            Lehman Brothers    USD        100     0.400%       12/20/08                  --
Mexico Government
   International Bond            JP Morgan          USD        200     0.920%       03/20/16                   7
Russia Government
   International Bond            Morgan Stanley     USD        100     0.460%       06/20/07                  --
SLM Corp.                        Lehman Brothers    USD        380     0.740%       06/20/12                 (16)
Softbank Corp.                   Deutsche Bank AG   JPY     16,000     2.300%       09/20/07                   1
Temple-Inland, Inc.              Lehman Brothers    USD        500    (0.740%)      03/20/17                  (3)
                                                                                                  --------------

Total Market Value of Open Credit Default Contracts Premiums Paid (Received) - ($227)                        211
                                                                                                  ==============

  See accompanying notes which are an integral part of the financial statements.

                                                      Fixed Income III Fund  123

RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                  % OF
                                                  NET
CATEGORIES                                       ASSETS
----------------------------------------------------------
----------------------------------------------------------
Asset-Backed Securities                                6.7
Certificates of Deposit                                1.0
Corporate Bonds and Notes                             14.7
International Debt                                     5.2
Loan Agreements                                        0.9
Mortgage-Backed Securities                            39.0
Municipal Bonds                                        0.2
Non-US Bonds                                           1.0
United States Government Agencies                      2.9
United States Government Treasuries                   11.1
Common Stocks                                          0.5
Preferred Stocks                                       0.1
Warrants & Rights                                       --*
Options Purchased                                      0.1
Short Term Investments                                26.7
Other Securities                                      15.9
                                              ------------
Total Investments                                    126.0
Other Assets and Liabilities, Net                    (26.0)
                                              ------------

                                                     100.0
                                              ============

Futures Contracts                                      0.1
Options Written                                       (0.1)
Foreign Currency Exchange Contracts                     --*
Index Swap Contracts                                    --*
Interest Rate Swap Contracts                           0.1
Credit Default Swaps                                    --*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

 124  Fixed Income III Fund

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Non-income producing.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(O)   In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(S) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(A)   Illiquid and restricted security.
(a)   Currency balances were held in connection with futures contracts purchased
      (sold), options written, or swaps entered into by the Fund. See Note 2.
(U) All or a portion of the shares of this security are held as collateral in connection with securities sold short.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
GDR - Global Depositary Receipt
GDS - Global Depositary Share
FDIC - Federal Deposit Insurance Company
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

                                          Notes to Schedules of Investments  125

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PHP - Philippine peso
   AUD - Australian dollar                 HUF - Hungarian forint                  PKR - Pakistani rupee
   BRL - Brazilian real                    IDR - Indonesian rupiah                 PLN - Polish zloty
   CAD - Canadian dollar                   IEP - Irish pundt                       RUB - Russian ruble
   CHF - Swiss franc                       ILS - Israeli shekel                    SEK - Swedish krona
   CLP - Chilean peso                      INR - Indian rupee                      SGD - Singapore dollar
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      SKK - Slovakian koruna
   COP - Colombian peso                    KES - Kenyan schilling                  THB - Thai baht
   CRC - Costa Rica colon                  KRW - South Korean won                  TRY - Turkish lira
   CZK - Czech koruna                      MXN - Mexican peso                      TWD - Taiwanese dollar
   DKK - Danish krone                      MYR - Malaysian ringgit                 USD - United States dollar
   EGP - Egyptian pound                    NOK - Norwegian krone                   VEB - Venezuelan bolivar
   EUR - Euro                              NZD - New Zealand dollar                VND - Vietnam dong
   GBP - British pound sterling            PEN - Peruvian nouveau sol              ZAR - South African rand

 126  Notes to Schedules of Investments

                      (This page intentionally left blank)

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2007 (UNAUDITED)

                                                                                EQUITY I
AMOUNTS IN THOUSANDS                                                              FUND
----------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $          1,609,272
----------------------------------------------------------------------------------------------
Investments, at market***                                                            1,903,721
Cash                                                                                        --
Cash (restricted)                                                                           --
Foreign currency holdings*                                                                   5
Unrealized appreciation on foreign currency exchange contracts                              --
Receivables:
      Dividends and interest                                                             1,244
      Dividends from affiliated money market funds                                         314
      Investments sold                                                                  21,443
      Fund shares sold                                                                   4,380
      Foreign taxes recoverable                                                             --
      From Adviser                                                                          --
      Daily variation margin on futures contracts                                           --
Prepaid expenses                                                                            34
Unrealized appreciation on index swap contracts                                             --
Interest rate swap contracts, at market value*****                                          --
Credit default swaps, at market value                                                       --
                                                                          --------------------
Total assets                                                                         1,931,141
                                                                          --------------------

LIABILITIES
Payables:
      Due to Custodian                                                                     176
      Investments purchased                                                             16,127
      Fund shares redeemed                                                               5,049
      Accrued fees to affiliates                                                         1,052
      Other accrued expenses                                                                76
      Dividends for securities sold short                                                   --
      Daily variation margin on futures contracts                                          883
      Deferred tax liability                                                                --
Unrealized depreciation on foreign currency exchange contracts                              --
Options written, at market value**                                                          --
Securities sold short, at market value ******                                               --
Payable upon return of securities loaned                                               118,854
Unrealized depreciation on index swap contracts                                             --
Interest rate swap contracts, at market value*****                                          --
Credit default swaps, at market value                                                       --
                                                                          --------------------
Total liabilities                                                                      142,217
                                                                          --------------------

NET ASSETS                                                                $          1,788,924
                                                                          ====================

See accompanying notes which are an integral part of the financial statements.

 128  Statement of Assets and Liabilities

      EQUITY II          EQUITY Q       INTERNATIONAL     FIXED INCOME I    FIXED INCOME III
         FUND              FUND              FUND              FUND               FUND
--------------------------------------------------------------------------------------------
    $      721,101    $    1,677,529    $    2,347,370    $    1,764,771     $    1,484,352
--------------------------------------------------------------------------------------------
           809,088         1,988,970         2,784,758         1,765,894          1,489,918
                --                --               764               396                302
                --                --             5,759                --                107
                --                --             8,203             1,291              1,147
                --                --            14,375               243              2,017
               268             1,364             7,229             8,987              9,456
                96               162               504               346                925
            13,238             8,496            26,108            60,315             91,865
               642             2,973             2,994             1,763             17,906
                --                --               536                --                 --
                --                --                --                --                 --
                --                --               388               534              2,396
                19                29                14                35                 96
                --                --                64                --                180
                --                --                --               733              2,860
                --                --                --                 4                271
    --------------    --------------    --------------    --------------     --------------
           823,351         2,001,994         2,851,696         1,840,541          1,619,446
    --------------    --------------    --------------    --------------     --------------

                --                --                --                --                 --
            16,986            13,902            28,049           246,642            241,834
             1,545             6,183             4,516             3,419              1,959
               428               957             1,344               359                597
                52               124               229               134                 54
                --                14                --                --                 --
               482               501                --                --                105
                --                --                 1                --                 --
                --                --            10,978               306              2,003
                --                --               641               226                914
                --           195,175                --                --                 --
           182,200            23,458           707,715           243,313            187,896
                --                --                --                --                 34
                --                --                --               943              1,858
                --                --                --                 7                 60
    --------------    --------------    --------------    --------------     --------------
           201,693           240,314           753,473           495,349            437,314
    --------------    --------------    --------------    --------------     --------------

    $      621,658    $    1,761,680    $    2,098,223    $    1,345,192     $    1,182,132
    ==============    ==============    ==============    ==============     ==============

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  129

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

                                                                                EQUITY I
AMOUNTS IN THOUSANDS                                                              FUND
----------------------------------------------------------------------------------------------
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $                977
Accumulated net realized gain (loss)                                                    58,205
Unrealized appreciation (depreciation) on:
      Investments (International Fund - net of foreign capital gains
       taxes)                                                                          294,449
      Futures contracts                                                                  3,253
      Options written                                                                       --
      Credit default swaps                                                                  --
      Index swap contracts                                                                  --
      Interest rate swap contracts                                                          --
      Securities sold short                                                                 --
      Foreign currency-related transactions                                                 --
Shares of beneficial interest                                                              514
Additional paid-in capital                                                           1,431,526
                                                                          --------------------
NET ASSETS                                                                $          1,788,924
                                                                          ====================

NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share: Class E*******                              $              34.80
      Class E -- Net assets                                               $         46,898,284
      Class E -- Shares outstanding ($.01 par value)                                 1,347,661
   Net asset value per share: Class I*******                              $              34.78
      Class I -- Net assets                                               $      1,254,074,663
      Class I -- Shares outstanding ($.01 par value)                                36,061,321
   Net asset value per share: Class Y*******                              $              34.77
      Class Y -- Net assets                                               $        487,951,516
      Class Y -- Shares outstanding ($.01 par value)                                14,034,740
----------------------------------------------------------------------------------------------
Amounts in thousands
*       Foreign currency holdings - cost                                  $                  5
**      Premiums received on options written                              $                 --
***     Securities on loan included in investments                        $            136,556
****    Credit default swap contracts - premiums paid (received)          $                 --
*****   Interest rate swap contracts - premiums paid (received)           $                 --
******  Proceeds on securities sold short                                 $                 --
******* Net asset value per share equals class level net assets divided by class level shares of beneficial interest
        outstanding.

See accompanying notes which are an integral part of the financial statements.

 130  Statement of Assets and Liabilities

            EQUITY II              EQUITY Q             INTERNATIONAL         FIXED INCOME I         FIXED INCOME III
              FUND                   FUND                   FUND                   FUND                    FUND
-----------------------------------------------------------------------------------------------------------------------
       $               676    $               246    $            (2,253)   $             5,411    $              5,330
                    44,791                 73,980                174,614                (16,412)                 (3,256)
                    87,987                311,441                437,388                  1,123                   5,566
                        90                  1,355                  4,706                    174                     665
                        --                     --                      1                     78                      38
                        --                     --                     --                     19                     438
                        --                     --                     64                     --                     146
                        --                     --                     --                   (285)                   (855)
                        --                 (7,684)                    --                     --                      --
                        --                     --                  3,484                    (40)                     45
                       207                    450                    415                    646                   1,126
                   487,907              1,381,892              1,479,804              1,354,478               1,172,889
       -------------------    -------------------    -------------------    -------------------    --------------------
       $           621,658    $         1,761,680    $         2,098,223    $         1,345,192    $          1,182,132
       ===================    ===================    ===================    ===================    ====================

       $             29.93    $             39.16    $             50.61    $             20.84    $              10.52
       $        39,677,735    $        61,691,280    $        58,109,583    $        32,847,807    $         17,753,142
                 1,325,576              1,575,192              1,148,087              1,576,520               1,687,846
       $             30.08    $             39.17    $             50.59    $             20.83    $              10.50
       $       480,536,506    $     1,312,611,756    $     1,578,225,958    $       749,856,250    $      1,042,353,256
                15,977,528             33,509,571             31,195,319             35,999,629              99,291,163
       $             30.07    $             39.17    $             50.59    $             20.84    $              10.50
       $       101,444,189    $       387,377,292    $       461,887,913    $       562,448,412    $        122,025,198
                 3,374,032              9,889,372              9,129,251             26,992,577              11,618,514
-----------------------------------------------------------------------------------------------------------------------
       $                --    $                --    $             8,185    $             1,270    $              1,135
       $                --    $                --    $               642    $               304    $                952
       $           181,979    $            23,262    $           680,249    $           238,568    $            184,239
       $                --    $                --    $                --    $               (22)   $               (227)
       $                --    $                --    $                --    $                75    $              1,857
       $                --    $           187,491    $                --    $                --    $                 --

  See accompanying notes which are an integral part of the financial statements.

                                        Statement of Assets and Liabilities  131

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2007 (UNAUDITED)

                                                                                EQUITY I
AMOUNTS IN THOUSANDS                                                              FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends                                                           $             13,049
      Dividends from affiliated money market funds                                       2,406
      Interest                                                                             146
      Securities Lending Income                                                            166
      Less foreign taxes withheld                                                           --
                                                                          --------------------
Total investment income                                                                 15,767
                                                                          --------------------
EXPENSES
      Advisory fees                                                                      4,713
      Administrative fees                                                                  428
      Custodian fees                                                                       243
      Transfer agent fees - Class E                                                         11
      Transfer agent fees - Class I                                                        385
      Transfer agent fees - Class Y                                                         11
      Professional fees                                                                     46
      Registration fees                                                                     62
      Shareholder servicing fees - Class E                                                  57
      Trustees' fees                                                                        19
      Printing fees                                                                         27
      Dividends from securities sold short                                                  --
      Interest expense from securities sold short                                           --
      Miscellaneous                                                                         12
                                                                          --------------------
      Expenses before reductions                                                         6,014
      Expense reductions                                                                  (176)
                                                                          --------------------
Net expenses                                                                             5,838
                                                                          --------------------
Net investment income (loss)                                                             9,929
                                                                          --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments (International Fund - net of foreign capital gains
       taxes)                                                                           71,222
      Futures contracts                                                                  6,945
      Options written                                                                       --
      Credit default swap contracts                                                         --
      Index swap contracts                                                                  --
      Interest rate swap contracts                                                          --
      Securities sold short                                                                 --
      Foreign currency-related transactions                                                 --
                                                                          --------------------
Net realized gain (loss)                                                                78,167
                                                                          --------------------
Net change in unrealized appreciation (depreciation) on:
      Investments (International Fund - net of deferred tax liability
       for foreign capital gains taxes)                                                 64,782
      Futures contracts                                                                   (842)
      Options written                                                                       --
      Credit default swap contracts                                                         --
      Index swap contracts                                                                  --
      Interest rate swap contracts                                                          --
      Securities sold short                                                                 --
      Foreign currency-related transactions                                                 --
                                                                          --------------------
Net change in unrealized appreciation (depreciation)                                    63,940
                                                                          --------------------
Net realized and unrealized gain (loss)                                                142,107
                                                                          --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $            152,036
                                                                          ====================

See accompanying notes which are an integral part of the financial statements.

 132  Statement of Operations

      EQUITY II          EQUITY Q       INTERNATIONAL     FIXED INCOME I    FIXED INCOME III
         FUND              FUND              FUND              FUND               FUND
--------------------------------------------------------------------------------------------
    $        2,834    $       15,284    $       20,912    $           68     $           71
               597             1,056             3,135             2,496              4,524
                31                73               138            33,639             22,497
               302                24               510               109                 55
                --                --            (1,592)               --                 --
    --------------    --------------    --------------    --------------     --------------
             3,764            16,437            23,103            36,312             27,147
    --------------    --------------    --------------    --------------     --------------
             2,192             4,636             6,863             1,724              2,394
               157               421               491               345                239
               222               235             1,050               319                293
                10                15                14                 8                  4
               235               310               375               199                208
                 3                 9                 9                12                  2
                29                47                67                52                 28
                30                47                61                46                 50
                51                73                68                40                 21
                 7                19                22                16                  9
                11                27                34                24                 13
                --               500                --                --                 --
                --               207                --                --                 --
                 6                13                14                11                  7
    --------------    --------------    --------------    --------------     --------------
             2,953             6,559             9,068             2,796              3,268
               (67)             (170)             (201)             (168)              (123)
    --------------    --------------    --------------    --------------     --------------
             2,886             6,389             8,867             2,628              3,145
    --------------    --------------    --------------    --------------     --------------
               878            10,048            14,236            33,684             24,002
    --------------    --------------    --------------    --------------     --------------

            48,367            87,731           166,692             4,343              3,169
             2,385             3,534             8,454            (1,169)               761
                --                --              (869)              152                220
                --                --                --                (3)               (78)
                --                --               261                --               (129)
                --                --                --               397                756
                --            (6,014)               --                --                 --
                --                --             4,278              (429)            (1,014)
    --------------    --------------    --------------    --------------     --------------
            50,752            85,251           178,816             3,291              3,685
    --------------    --------------    --------------    --------------     --------------
             5,588            37,764            65,037            (1,789)              (858)
            (1,072)              (97)            2,678               201               (163)
                --                --                16               159                257
                --                --                --                19                238
                --                --               102                --                250
                --                --                --              (257)            (1,442)
                --            (3,729)               --                --                 --
                --                --             3,164               156                329
    --------------    --------------    --------------    --------------     --------------
             4,516            33,938            70,997            (1,511)            (1,389)
    --------------    --------------    --------------    --------------     --------------
            55,268           119,189           249,813             1,780              2,296
    --------------    --------------    --------------    --------------     --------------
    $       56,146    $      129,237    $      264,049    $       35,464     $       26,298
    ==============    ==============    ==============    ==============     ==============

  See accompanying notes which are an integral part of the financial statements.

                                                    Statement of Operations  133

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                       EQUITY I                                      EQUITY II
                                                         FUND                                          FUND
                                      ------------------------------------------    -------------------------------------------
                                          SIX MONTHS             FISCAL YEAR            SIX MONTHS             FISCAL YEAR
                                             ENDED                  ENDED                  ENDED                  ENDED
                                        APRIL 30, 2007           OCTOBER 31,          APRIL 30, 2007           OCTOBER 31,
AMOUNTS IN THOUSANDS                      (UNAUDITED)               2006                (UNAUDITED)                2006
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)    $             9,929    $            14,550    $               878    $              1,794
      Net realized gain (loss)                     78,167                 66,099                 50,752                 128,433
      Net change in unrealized
         appreciation
         (depreciation)                            63,940                109,125                  4,516                 (23,509)
                                      -------------------    -------------------    -------------------    --------------------
Net increase (decrease) in net
  assets from operations                          152,036                189,774                 56,146                 106,718
                                      -------------------    -------------------    -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class E                                     (207)                  (307)                    --                      --
         Class I                                   (6,643)                (9,461)                  (541)                   (979)
         Class Y                                   (3,043)                (4,443)                  (242)                   (358)
      From net realized gain
         Class E                                   (1,967)                (1,542)                (8,116)                 (8,757)
         Class I                                  (49,704)               (34,548)               (92,903)               (120,739)
         Class Y                                  (22,622)               (13,971)               (22,679)                (28,930)
                                      -------------------    -------------------    -------------------    --------------------
Net decrease in net assets from
  distributions                                   (84,186)               (64,272)              (124,481)               (159,763)
                                      -------------------    -------------------    -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in
         net assets from share
         transactions                              77,064                314,376                 66,656                  32,192
                                      -------------------    -------------------    -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN
   NET ASSETS                                     144,914                439,878                 (1,679)                (20,853)

NET ASSETS
      Beginning of period                       1,644,010              1,204,132                623,337                 644,190
                                      -------------------    -------------------    -------------------    --------------------

      End of period                   $         1,788,924    $         1,644,010    $           621,658    $            623,337
                                      ===================    ===================    ===================    ====================

      Undistributed
         (overdistributed) net
         investment income
         included in net assets       $               977    $               941    $               676    $                581

See accompanying notes which are an integral part of the financial statements.

 134  Statements of Changes in Net Assets

                EQUITY Q                         INTERNATIONAL                       FIXED INCOME I
                  FUND                                FUND                                FUND
    --------------------------------    --------------------------------    --------------------------------
      SIX MONTHS       FISCAL YEAR        SIX MONTHS       FISCAL YEAR        SIX MONTHS       FISCAL YEAR
        ENDED             ENDED             ENDED             ENDED             ENDED             ENDED
    APRIL 30, 2007     OCTOBER 31,      APRIL 30, 2007     OCTOBER 31,      APRIL 30, 2007     OCTOBER 31,
     (UNAUDITED)           2006          (UNAUDITED)           2006          (UNAUDITED)           2006
------------------------------------------------------------------------------------------------------------

    $       10,048    $       18,255    $       14,236    $       38,177    $       33,684    $       62,804
            85,251           119,053           178,816           323,633             3,291           (15,439)
            33,938            86,596            70,997            76,974            (1,511)           18,982
    --------------    --------------    --------------    --------------    --------------    --------------
           129,237           223,904           264,049           438,784            35,464            66,347
    --------------    --------------    --------------    --------------    --------------    --------------

              (303)             (474)           (1,423)             (687)             (755)           (1,333)
            (8,087)          (12,725)          (43,118)          (21,365)          (19,380)          (36,219)
            (2,593)           (4,668)          (11,524)          (12,155)          (13,750)          (23,717)
            (4,085)           (1,148)           (5,123)               --                --                --
           (86,826)          (25,033)         (142,647)               --                --                --
           (28,301)           (8,385)          (37,641)               --                --                --
    --------------    --------------    --------------    --------------    --------------    --------------
          (130,195)          (52,433)         (241,476)          (34,207)          (33,885)          (61,269)
    --------------    --------------    --------------    --------------    --------------    --------------

           110,799            86,706           225,457          (310,853)          (68,188)          189,401
    --------------    --------------    --------------    --------------    --------------    --------------

           109,841           258,177           248,030            93,724           (66,609)          194,479

         1,651,839         1,393,662         1,850,193         1,756,469         1,411,801         1,217,322
    --------------    --------------    --------------    --------------    --------------    --------------

    $    1,761,680    $    1,651,839    $    2,098,223    $    1,850,193    $    1,345,192    $    1,411,801
    ==============    ==============    ==============    ==============    ==============    ==============

    $          246    $        1,181    $       (2,253)   $       39,576    $        5,411    $        5,612

              FIXED INCOME III
                    FUND
     ----------------------------------
       SIX MONTHS        FISCAL YEAR
         ENDED              ENDED
     APRIL 30, 2007      OCTOBER 31,
      (UNAUDITED)            2006
---
     $       24,002    $         32,577
              3,685              (6,743)
             (1,389)             11,235
     --------------    ----------------
             26,298              37,069
     --------------    ----------------
               (373)               (398)
            (19,563)            (28,003)
             (2,534)             (2,633)
                 --                 (27)
                 --              (1,689)
                 --                (129)
     --------------    ----------------
            (22,470)            (32,879)
     --------------    ----------------
            317,386             246,305
     --------------    ----------------
            321,214             250,495
            860,918             610,423
     --------------    ----------------
     $    1,182,132    $        860,918
     ==============    ================
     $        5,330    $          3,798

  See accompanying notes which are an integral part of the financial statements.

                                        Statements of Changes in Net Assets  135

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $                 $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM      DISTRIBUTIONS
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT        FROM NET
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
EQUITY I FUND
Class E
April 30, 2007 *                                 33.51               .15               2.51            2.66             (.16)
October 31, 2006                                 30.81               .25               3.96            4.21             (.24)
October 31, 2005                                 27.56               .25               3.24            3.49             (.24)
October 31, 2004                                 25.75               .16               1.82            1.98             (.17)
October 31, 2003                                 21.46               .15               4.28            4.43             (.14)
October 31, 2002                                 25.25               .12              (3.69)          (3.57)            (.16)
----------------------------------------------------------------------------------------------------------------------------------
Class I
April 30, 2007 *                                 33.49               .19               2.51            2.70             (.20)
October 31, 2006                                 30.79               .32               3.96            4.28             (.31)
October 31, 2005                                 27.54               .32               3.24            3.56             (.31)
October 31, 2004                                 25.72               .23               1.82            2.05             (.23)
October 31, 2003                                 21.44               .21               4.26            4.47             (.19)
October 31, 2002                                 25.23               .19              (3.70)          (3.51)            (.20)
----------------------------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2007 *                                 33.49               .20               2.50            2.70             (.21)
October 31, 2006                                 30.77               .34               3.98            4.32             (.33)
October 31, 2005                                 27.53               .31               3.26            3.57             (.33)
October 31, 2004                                 25.72               .25               1.81            2.06             (.25)
October 31, 2003                                 21.43               .23               4.27            4.50             (.21)
October 31, 2002                                 25.24               .20              (3.71)          (3.51)            (.22)
----------------------------------------------------------------------------------------------------------------------------------
EQUITY II FUND
Class E
April 30, 2007 *                                 34.16               .01               2.77            2.78               --
October 31, 2006                                 38.43               .02               5.76            5.78               --
October 31, 2005                                 39.28              (.04)              4.44            4.40             (.06)
October 31, 2004                                 36.12               .04               3.12            3.16               --
October 31, 2003                                 25.54               .01              10.65           10.66             (.08)
October 31, 2002                                 28.24               .02              (2.65)          (2.63)            (.07)
----------------------------------------------------------------------------------------------------------------------------------
Class I
April 30, 2007 *                                 34.31               .04               2.78            2.82             (.04)
October 31, 2006                                 38.57               .09               5.79            5.88             (.09)
October 31, 2005                                 39.39               .04               4.45            4.49             (.12)
October 31, 2004                                 36.19               .10               3.15            3.25             (.05)
October 31, 2003                                 25.59               .06              10.66           10.72             (.12)
October 31, 2002                                 28.29               .08              (2.65)          (2.57)            (.13)
----------------------------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2007 *                                 34.32               .06               2.77            2.83             (.07)
October 31, 2006                                 38.58               .12               5.79            5.91             (.12)
October 31, 2005                                 39.41               .07               4.45            4.52             (.16)
October 31, 2004                                 36.22               .14               3.14            3.28             (.09)
October 31, 2003                                 25.61               .10              10.67           10.77             (.16)
October 31, 2002                                 28.32               .12              (2.65)          (2.53)            (.18)
----------------------------------------------------------------------------------------------------------------------------------

                                                $
                                          DISTRIBUTIONS        $
                                            FROM NET       RETURN OF
                                          REALIZED GAIN     CAPITAL
----------------------------------------
EQUITY I FUND
Class E
April 30, 2007 *                              (1.21)            --
October 31, 2006                              (1.27)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --          (0.06)
----------------------------------------
Class I
April 30, 2007 *                              (1.21)            --
October 31, 2006                              (1.27)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --          (0.08)
----------------------------------------
Class Y
April 30, 2007 *                              (1.21)            --
October 31, 2006                              (1.27)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --          (0.08)
----------------------------------------
EQUITY II FUND
Class E
April 30, 2007 *                              (7.01)            --
October 31, 2006                             (10.05)            --
October 31, 2005                              (5.19)            --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class I
April 30, 2007 *                              (7.01)            --
October 31, 2006                             (10.05)            --
October 31, 2005                              (5.19)            --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class Y
April 30, 2007 *                              (7.01)            --
October 31, 2006                             (10.05)            --
October 31, 2005                              (5.19)            --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 136  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (1.37)             34.80               9.09              46,898
          (1.51)             33.51              14.07              43,911
           (.24)             30.81              12.70              37,666
           (.17)             27.56               7.69              33,143
           (.14)             25.75              20.79              32,632
           (.22)             21.46             (14.26)             19,476
-----------------------------------------------------------------------------
          (1.41)             34.78               9.22           1,254,075
          (1.58)             33.49              14.34           1,095,931
           (.31)             30.79              12.97             825,172
           (.23)             27.54               7.99             697,537
           (.19)             25.72              21.02             580,055
           (.28)             21.44             (14.04)            588,901
-----------------------------------------------------------------------------
          (1.42)             34.77               9.23             487,951
          (1.60)             33.49              14.48             504,168
           (.33)             30.77              13.00             341,294
           (.25)             27.53               8.07             104,440
           (.21)             25.72              21.09              89,546
           (.30)             21.43             (13.96)             57,147
-----------------------------------------------------------------------------
          (7.01)             29.93               9.20              39,678
         (10.05)             34.16              17.91              39,987
          (5.25)             38.43              11.53              34,849
             --              39.28               8.72              80,542
           (.08)             36.12              41.88              46,901
           (.07)             25.54              (9.37)             25,874
-----------------------------------------------------------------------------
          (7.05)             30.08               9.30             480,536
         (10.14)             34.31              18.17             471,745
          (5.31)             38.57              11.77             496,716
           (.05)             39.39               8.98             674,280
           (.12)             36.19              42.08             606,333
           (.13)             25.59              (9.17)            464,113
-----------------------------------------------------------------------------
          (7.08)             30.07               9.36             101,444
         (10.17)             34.32              18.28             111,605
          (5.35)             38.58              11.85             112,625
           (.09)             39.41               9.05             159,820
           (.16)             36.22              42.34             190,066
           (.18)             25.61              (9.07)            147,610
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
            .93                  .95                 .92               60.22
            .93                  .96                 .78               98.17
            .92                  .96                 .83              109.71
            .94                  .96                 .61              129.94
            .99                  .99                 .68              115.73
            .98                  .98                 .49              130.46
---
            .69                  .71                1.15               60.22
            .71                  .73                1.01               98.17
            .69                  .73                1.06              109.71
            .71                  .72                 .84              129.94
            .75                  .75                 .92              115.73
            .74                  .74                 .74              130.46
---
            .63                  .65                1.21               60.22
            .64                  .66                1.07               98.17
            .65                  .67                1.03              109.71
            .63                  .65                 .92              129.94
            .66                  .66                1.00              115.73
            .64                  .64                 .85              130.46
---
           1.13                 1.15                 .08               72.31
           1.11                 1.14                 .07              154.76
           1.08                 1.11                (.09)             156.39
           1.09                 1.09                 .09              125.94
           1.12                 1.12                 .04              132.27
           1.12                 1.12                 .07              126.57
---
            .93                  .95                 .28               72.31
            .91                  .94                 .27              154.76
            .87                  .91                 .12              156.39
            .90                  .90                 .27              125.94
            .94                  .94                 .22              132.27
            .92                  .92                 .27              126.57
---
            .83                  .85                 .37               72.31
            .82                  .85                 .36              154.76
            .81                  .83                 .18              156.39
            .79                  .79                 .37              125.94
            .81                  .81                 .36              132.27
            .79                  .79                 .41              126.57
---

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  137

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $                 $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM      DISTRIBUTIONS
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT        FROM NET
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
EQUITY Q FUND
Class E
April 30, 2007 *                                 39.35               .19               2.67            2.86             (.21)
October 31, 2006                                 35.20               .35               5.02            5.37             (.35)
October 31, 2005                                 32.32               .35               2.88            3.23             (.35)
October 31, 2004                                 30.10               .23               2.24            2.47             (.25)
October 31, 2003                                 24.90               .22               5.18            5.40             (.20)
October 31, 2002                                 29.75               .17              (4.81)          (4.64)            (.21)
----------------------------------------------------------------------------------------------------------------------------------
Class I
April 30, 2007 *                                 39.36               .24               2.67            2.91             (.26)
October 31, 2006                                 35.20               .44               5.03            5.47             (.44)
October 31, 2005                                 32.32               .44               2.88            3.32             (.44)
October 31, 2004                                 30.10               .30               2.24            2.54             (.32)
October 31, 2003                                 24.89               .27               5.19            5.46             (.25)
October 31, 2002                                 29.75               .24              (4.82)          (4.58)            (.28)
----------------------------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2007 *                                 39.36               .24               2.67            2.91             (.26)
October 31, 2006                                 35.20               .46               5.02            5.48             (.45)
October 31, 2005                                 32.32               .45               2.88            3.33             (.45)
October 31, 2004                                 30.09               .32               2.25            2.57             (.34)
October 31, 2003                                 24.89               .30               5.17            5.47             (.27)
October 31, 2002                                 29.75               .27              (4.82)          (4.55)            (.31)
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND
Class E
April 30, 2007 *                                 50.51               .29               6.28            6.57            (1.41)
October 31, 2006                                 40.45               .87               9.87           10.74             (.68)
October 31, 2005                                 35.15               .57               5.41            5.98             (.68)
October 31, 2004                                 31.22               .38               4.29            4.67             (.74)
October 31, 2003                                 24.71               .30               6.59            6.89             (.38)
October 31, 2002                                 28.34               .16              (3.75)          (3.59)            (.04)
----------------------------------------------------------------------------------------------------------------------------------
Class I
April 30, 2007 *                                 50.55               .35               6.28            6.63            (1.53)
October 31, 2006                                 40.47              1.00               9.86           10.86             (.78)
October 31, 2005                                 35.16               .68               5.39            6.07             (.76)
October 31, 2004                                 31.20               .46               4.29            4.75             (.79)
October 31, 2003                                 24.74               .36               6.53            6.89             (.43)
October 31, 2002                                 28.38               .26              (3.78)          (3.52)            (.12)
----------------------------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2007 *                                 50.56               .36               6.28            6.64            (1.55)
October 31, 2006                                 40.47               .92               9.96           10.88             (.79)
October 31, 2005                                 35.17               .68               5.40            6.08             (.78)
October 31, 2004                                 31.21               .45               4.33            4.78             (.82)
October 31, 2003                                 24.75               .38               6.54            6.92             (.46)
October 31, 2002                                 28.42               .32              (3.83)          (3.51)            (.16)
----------------------------------------------------------------------------------------------------------------------------------

                                                $
                                          DISTRIBUTIONS        $
                                            FROM NET       RETURN OF
                                          REALIZED GAIN     CAPITAL
----------------------------------------
EQUITY Q FUND
Class E
April 30, 2007 *                              (2.84)            --
October 31, 2006                               (.87)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class I
April 30, 2007 *                              (2.84)            --
October 31, 2006                               (.87)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class Y
April 30, 2007 *                              (2.84)            --
October 31, 2006                               (.87)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
INTERNATIONAL FUND
Class E
April 30, 2007 *                              (5.06)            --
October 31, 2006                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class I
April 30, 2007 *                              (5.06)            --
October 31, 2006                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class Y
April 30, 2007 *                              (5.06)            --
October 31, 2006                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 138  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (3.05)             39.16               7.67              61,691
          (1.22)             39.35              15.56              56,703
           (.35)             35.20              10.03              46,352
           (.25)             32.32               8.22              47,570
           (.20)             30.10              21.76              40,924
           (.21)             24.90             (15.70)             17,503
-----------------------------------------------------------------------------
          (3.10)             39.17               7.84           1,312,612
          (1.31)             39.36              15.87           1,201,844
           (.44)             35.20              10.30           1,009,002
           (.32)             32.32               8.46           1,018,806
           (.25)             30.10              22.04             822,548
           (.28)             24.89             (15.50)            854,495
-----------------------------------------------------------------------------
          (3.10)             39.17               7.83             387,377
          (1.32)             39.36              15.93             393,292
           (.45)             35.20              10.34             338,308
           (.34)             32.32               8.58             336,836
           (.27)             30.09              22.13             674,326
           (.31)             24.89             (15.41)            514,589
-----------------------------------------------------------------------------
          (6.47)             50.61              14.13              58,109
           (.68)             50.51              26.84              51,470
           (.68)             40.45              17.19              41,415
           (.74)             35.15              15.20              35,442
           (.38)             31.22              28.33              24,163
           (.04)             24.71             (12.68)             11,965
-----------------------------------------------------------------------------
          (6.59)             50.59              14.22           1,578,226
           (.78)             50.55              27.17           1,420,218
           (.76)             40.47              17.48           1,127,303
           (.79)             35.16              15.47             915,469
           (.43)             31.20              28.37             597,650
           (.12)             24.74             (12.46)            527,791
-----------------------------------------------------------------------------
          (6.61)             50.59              14.30             461,888
           (.79)             50.56              27.24             378,505
           (.78)             40.47              17.53             587,751
           (.82)             35.17              15.54             491,855
           (.46)             31.21              28.51             567,878
           (.16)             24.75             (12.42)            395,955
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
           1.01(i)              1.03                 .94               47.53
            .94(f)               .96                 .93              106.45
            .91                  .93                1.01              117.34
            .92                  .93                 .71              102.51
            .94                  .94                 .80              114.72
            .94                  .94                 .58               71.16
---
            .76(j)               .78                1.19               47.53
            .70(g)               .72                1.18              106.45
            .66                  .69                1.26              117.34
            .69                  .69                 .94              102.51
            .72                  .72                1.02              114.72
            .70                  .70                 .82               71.16
---
            .71(k)               .73                1.24               47.53
            .64(h)               .67                1.23              106.45
            .63                  .65                1.30              117.34
            .61                  .61                1.05              102.51
            .63                  .63                1.10              114.72
            .60                  .60                 .93               71.16
---
           1.16                 1.18                1.25               59.87
           1.17                 1.19                1.88               83.09
           1.15                 1.18                1.49               80.36
           1.19                 1.20                1.13               81.19
           1.26                 1.26                1.14               79.40
           1.31                 1.32                 .57               87.84
---
            .91                  .93                1.49               59.87
            .91                  .93                2.15               83.09
            .90                  .93                1.76               80.36
            .95                  .96                1.36               81.19
           1.06                 1.06                1.38               79.40
           1.07                 1.07                 .92               87.84
---
            .86                  .88                1.53               59.87
            .86                  .89                1.99               83.09
            .86                  .89                1.76               80.36
            .87                  .88                1.35               81.19
            .96                  .96                1.45               79.40
            .97                  .97                1.12               87.84
---

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  139

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $                 $
                                           NET ASSET VALUE,         NET           NET REALIZED     TOTAL FROM      DISTRIBUTIONS
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED    INVESTMENT        FROM NET
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME I FUND
Class E
April 30, 2007 *                                 20.82               .47                .04            .51              (.49)
October 31, 2006                                 20.75               .92                .04            .96              (.89)
October 31, 2005                                 21.88               .74               (.61)           .13              (.73)
October 31, 2004                                 22.12               .63                .48           1.11              (.69)
October 31, 2003                                 22.15               .72                .36           1.08              (.67)
October 31, 2002                                 22.32               .90                .17           1.07              (.97)
----------------------------------------------------------------------------------------------------------------------------------
Class I
April 30, 2007 *                                 20.82               .50                .03            .53              (.52)
October 31, 2006                                 20.75               .97                .05           1.02              (.95)
October 31, 2005                                 21.87               .80               (.61)           .19              (.78)
October 31, 2004                                 22.11               .68                .49           1.17              (.75)
October 31, 2003                                 22.15               .78                .35           1.13              (.73)
October 31, 2002                                 22.32               .96                .17           1.13             (1.03)
----------------------------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2007 *                                 20.83               .50                .03            .53              (.52)
October 31, 2006                                 20.76               .99                .04           1.03              (.96)
October 31, 2005                                 21.88               .80               (.61)           .19              (.78)
October 31, 2004                                 22.12               .70                .48           1.18              (.76)
October 31, 2003                                 22.16               .79                .36           1.15              (.75)
October 31, 2002                                 22.32               .98                .18           1.16             (1.05)
----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME III FUND
Class E
April 30, 2007 *                                 10.48               .26                .01            .27              (.23)
October 31, 2006                                 10.44               .45                .04            .49              (.42)
October 31, 2005                                 10.70               .35               (.21)           .14              (.32)
October 31, 2004                                 10.67               .28                .31            .59              (.38)
October 31, 2003                                 10.11               .38                .52            .90              (.34)
October 31, 2002                                 10.37               .40               (.05)           .35              (.61)
----------------------------------------------------------------------------------------------------------------------------------
Class I
April 30, 2007 *                                 10.46               .26                .02            .28              (.24)
October 31, 2006                                 10.43               .47                .03            .50              (.44)
October 31, 2005                                 10.69               .38               (.22)           .16              (.34)
October 31, 2004                                 10.65               .30                .32            .62              (.40)
October 31, 2003                                 10.09               .40                .52            .92              (.36)
October 31, 2002                                 10.36               .42               (.06)           .36              (.63)
----------------------------------------------------------------------------------------------------------------------------------
Class Y
April 30, 2007 *                                 10.46               .71               (.43)           .28              (.24)
October 31, 2006                                 10.43               .64               (.13)           .51              (.45)
October 31, 2005 (1)                             10.74               .14               (.26)          (.12)             (.19)
----------------------------------------------------------------------------------------------------------------------------------

                                                $
                                          DISTRIBUTIONS        $
                                            FROM NET       RETURN OF
                                          REALIZED GAIN     CAPITAL
----------------------------------------
FIXED INCOME I FUND
Class E
April 30, 2007 *                                 --             --
October 31, 2006                                 --             --
October 31, 2005                               (.53)            --
October 31, 2004                               (.66)            --
October 31, 2003                               (.44)            --
October 31, 2002                               (.27)            --
----------------------------------------
Class I
April 30, 2007 *                                 --             --
October 31, 2006                                 --             --
October 31, 2005                               (.53)            --
October 31, 2004                               (.66)            --
October 31, 2003                               (.44)            --
October 31, 2002                               (.27)            --
----------------------------------------
Class Y
April 30, 2007 *                                 --             --
October 31, 2006                                 --             --
October 31, 2005                               (.53)            --
October 31, 2004                               (.66)            --
October 31, 2003                               (.44)            --
October 31, 2002                               (.27)            --
----------------------------------------
FIXED INCOME III FUND
Class E
April 30, 2007 *                                 --             --
October 31, 2006                               (.03)            --
October 31, 2005                               (.08)            --
October 31, 2004                               (.18)            --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class I
April 30, 2007 *                                 --             --
October 31, 2006                               (.03)            --
October 31, 2005                               (.08)            --
October 31, 2004                               (.18)            --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class Y
April 30, 2007 *                                 --             --
October 31, 2006                               (.03)            --
October 31, 2005 (1)                             --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 140  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %             NET ASSETS,
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
           (.49)             20.84               2.48              32,848
           (.89)             20.82               4.79              31,504
          (1.26)             20.75                .60              29,632
          (1.35)             21.88               5.22              27,515
          (1.11)             22.12               5.01              27,009
          (1.24)             22.15               5.10              27,576
-----------------------------------------------------------------------------
           (.52)             20.83               2.56             749,856
           (.95)             20.82               5.06             829,914
          (1.31)             20.75                .88             788,808
          (1.41)             21.87               5.52             752,229
          (1.17)             22.11               5.26             639,846
          (1.30)             22.15               5.38             713,210
-----------------------------------------------------------------------------
           (.52)             20.84               2.58             562,488
           (.96)             20.83               5.11             550,383
          (1.31)             20.76                .91             398,882
          (1.42)             21.88               5.58             285,228
          (1.19)             22.12               5.33             399,601
          (1.32)             22.16               5.50             506,495
-----------------------------------------------------------------------------
           (.23)             10.52               2.59              17,753
           (.45)             10.48               4.81              15,119
           (.40)             10.44               1.37               9,268
           (.56)             10.70               5.65               7,489
           (.34)             10.67               9.05               6,481
           (.61)             10.11               3.61               5,912
-----------------------------------------------------------------------------
           (.24)             10.50               2.72           1,042,353
           (.47)             10.46               4.95             744,559
           (.42)             10.43               1.65             560,896
           (.58)             10.69               5.99             461,966
           (.36)             10.65               9.27             297,726
           (.63)             10.09               3.84             306,550
-----------------------------------------------------------------------------
           (.24)             10.50               2.74             122,025
           (.48)             10.46               5.03             101,240
           (.19)             10.43              (1.15)             40,259
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS,         NET ASSETS,         TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
            .64                  .67                4.62               82.60
            .64                  .67                4.45              125.38
            .65                  .68                3.49              201.90
            .65                  .66                2.88              153.79
            .67                  .67                3.25              184.29
            .64                  .66                4.17              165.28
---
            .39                  .42                4.86               82.60
            .40                  .42                4.70              125.38
            .38                  .40                3.76              201.90
            .39                  .40                3.15              153.79
            .41                  .41                3.50              184.29
            .38                  .38                4.42              165.28
---
            .35                  .37                4.91               82.60
            .35                  .38                4.77              125.38
            .35                  .37                3.81              201.90
            .33                  .34                3.18              153.79
            .35                  .35                3.53              184.29
            .31                  .31                4.45              165.28
---
            .91                  .93                4.75              318.84
            .92                  .96                4.27              270.24
            .93                  .95                3.32              197.66
            .96                  .96                2.64              195.68
           1.00                 1.00                3.61              266.11
            .97                  .98                4.00              231.09
---
            .66                  .68                5.00              318.84
            .70                  .73                4.51              270.24
            .69                  .71                3.55              197.66
            .72                  .72                2.85              195.68
            .78                  .78                3.83              266.11
            .76                  .76                4.22              231.09
---
            .61                  .64                5.04              318.84
            .63                  .67                4.60              270.24
            .64                  .67                3.74              197.66
---

  See accompanying notes which are an integral part of the financial statements.

                                                       Financial Highlights  141

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
*     For the six months ended April 30, 2007 (Unaudited).
(1)   For the period June 23, 2005 (commencement of operations) to October 31,
      2005.
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(e) May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.
(f) The annualized net expense ratio is .93% not including the dividends from securities sold short as contractually agreed by the Adviser.
(g) The annualized net expense ratio is .69% not including the dividends from securities sold short as contractually agreed by the Adviser.
(h) The annualized net expense ratio is .63% not including the dividends from securities sold short as contractually agreed by the Adviser.
(i) The annualized net expense ratio is .93% not including the dividends from securities sold short as contractually agreed by the Adviser.
(j) The annualized net expense ratio is .68% not including the dividends from securities sold short as contractually agreed by the Adviser.
(k) The annualized net expense ratio is .63% not including the dividends from securities sold short as contractually agreed by the Adviser.

See accompanying notes which are an integral part of the financial statements.

 142  Notes to Financial Highlights

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on six of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security Valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

                                              Notes to Financial Statements  143

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. RIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosure.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal Income Taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

   In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

 144  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Dividends and Distributions to Shareholders

   For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

   DECLARED                               PAYABLE                        FUNDS
   ------------------------------------------------------------------------------------
   Quarterly                 April, July, October and December   Equity I,
                                                                 Equity Q,
                                                                 Fixed Income I and
                                                                 Fixed Income III Funds
   Annually                  Mid-December                        Equity II and
                                                                 International Funds

   Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Russell Investment Management Company ("RIMCo" or "Adviser"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Funds presented herein offer the following classes of shares: Class E, Class I, and Class Y. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Foreign Currency Translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the

                                              Notes to Financial Statements  145

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Capital Gains Taxes

   The International Fund may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at April 30, 2007. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Asset and Liabilities for the Funds. The amounts related to capital gains taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Fund.

                                             DEFERRED TAX          CAPITAL GAINS
   FUNDS                                       LIABILITY               TAXES
   --------------------------------------------------------------------------------
   International Fund                     $               656   $             9,178

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign Currency Exchange Contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2007, are presented on the Schedule of Investments for the applicable Funds.

   Forward Commitments

   Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

 146  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Loan Agreements

   The Fixed Income I Fund and Fixed Income III Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. At the period ended April 30, 2007, there were no unfunded loan commitments in the Fixed Income I Fund or Fixed Income III Fund.

   Investments in Emerging Markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund and International Securities Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial

                                              Notes to Financial Statements  147

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of April 30, 2007, the International Fund and the Fixed Income III Fund had cash collateral balances of $5,758,741 and $107,352 respectively in connection with futures contracts purchased (sold).

   Swap Agreements

   The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

   The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   The Fixed Income I, Fixed Income III and International Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   Interest rate swaps are a counterparty agreement and can be customized to meet each party's needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Short Sales

   The Equity Q Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

   Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing

 148  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund's custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of section 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). As of April 30, 2007, $231,415,115 was held as collateral.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

   Mortgage-Related and Other Asset-Backed Securities

   The Fixed Income I and Fixed Income III Funds may invest in mortgage or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

   One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

   Inflation-Indexed Bonds

   The Fixed Income I and Fixed Income III Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2007, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

FUNDS                         PURCHASES             SALES
---------------------------------------------------------------
Equity I                  $   1,007,787,249   $     974,280,136
Equity II                       437,131,233         489,078,498
Equity Q                      1,013,826,788       1,031,495,373

---------------------------------------------------------------
FUNDS                         PURCHASES             SALES
International             $   1,105,253,597   $   1,098,617,423
Fixed Income I                  944,457,878       1,012,287,552
Fixed Income III              2,460,527,973       2,269,657,146

                                              Notes to Financial Statements  149

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

   FUNDS                                       PURCHASES               SALES
   --------------------------------------------------------------------------------
   Fixed Income I                         $       222,132,352   $       243,767,826
   Fixed Income III                               355,840,977           365,243,818

   Written Options Contracts

   Transactions in written options contracts for the period ended April 30, 2007 for the following Funds were as follows:

                                                     INTERNATIONAL FUND                           FIXED INCOME I FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2006                          214    $           968,061                    574    $           208,180
   Opened                                                968              4,384,535                  2,984                658,702
   Closed                                             (1,015)            (4,710,305)                (2,138)              (410,920)
   Expired                                                --                     --                   (383)              (152,126)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2007                            167    $           642,291                  1,037    $           303,836
                                         ===================    ===================    ===================    ===================

                                                       FIXED INCOME III FUND
                                             ------------------------------------------
                                                  NUMBER OF              PREMIUMS
                                                  CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------
   Outstanding October 31, 2006                              410    $           654,309
   Opened                                                  2,563                972,328
   Closed                                                 (1,882)              (548,793)
   Expired                                                  (258)              (124,688)
                                             -------------------    -------------------
   Outstanding April 30, 2007                                833    $           953,156
                                             ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

 150  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   As of April 30, 2007, the non-cash collateral received for the securities on loan in the following funds was:

                                                               NON-CASH
                                                              COLLATERAL                           NON-CASH
   FUNDS                                                         VALUE                        COLLATERAL HOLDING
   ---------------------------------------------------------------------------------------------------------------------------
   Equity I                                               $        23,736,738          Pool of US Government Securities
   Equity II                                                        8,360,002          Pool of US Government Securities
   Equity Q                                                           716,120          Pool of US Government Securities
   International                                                    6,189,368          Pool of US Government Securities

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2007, the Fund's custodian fees were reduced by the following amounts under these arrangements which are included in expense reductions on the Statement of
   Operations:

                                                                AMOUNT
                           FUNDS                                 PAID
   --------------------------------------------------------------------------
   Equity I                                               $             4,556
   Equity II                                                            4,366
   Equity Q                                                             1,249
   International                                                        4,882
   Fixed Income I                                                      30,036
   Fixed Income III                                                    26,615

4. RELATED PARTIES

   Adviser and Administrator

   RIMCo advises and administers all of the Funds which comprise the Investment Company. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation services to RIMCo.

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company's securities lending program in the Investment Company's Money Market Fund (one of the Funds of the Investment Company not presented herein). As of April 30, 2007, $569,702,370 of the Money Market Fund's net assets represents investment by the Funds presented herein, and $2,335,222,737 represents investment of other RIC Funds not presented herein.

   The advisory and administrative fees are based upon the average daily net assets of each Fund and the rates specified in the table below. The advisory and administrative fees are payable monthly and total $22,522,243 and $2,080,990 respectively, for the period ended April 30, 2007.

                                                    ANNUAL RATE
                                          -------------------------------
   FUNDS                                     ADVISER       ADMINISTRATOR
   ----------------------------------------------------------------------
   Equity I                                     .55%             .05%
   Equity II                                    .70              .05
   Equity Q                                     .55              .05
   International                                .70              .05
   Fixed Income I                               .25              .05
   Fixed Income III                             .50              .05

   For the Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, RIMCo has contractually agreed to waive 0.02% of its administrative fees. The total amount of the waiver for the period ended April 30, 2007 was $832,396.

   The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

                                              Notes to Financial Statements  151

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Transfer Agent

   RIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Fund. RIMCo retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds presented herein for the period ended April 30, 2007 were $1,819,742.

   Shareholder Servicing

   The Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E shares on an annual basis.

   Brokerage Commissions

   The Funds will effect transactions through Russell Implementation Services, Inc. ("RIS") and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions selected by money managers or (iii) to execute portfolio securities transactions for the portion of each Fund's assets that RIMCo determines not to allocate to money managers, including assets allocated to the "select holdings" strategy, and for each Fund's cash reserves.

   The Funds effect certain transactions though Lynch, Jones & Ryan, Inc. ("LJR") and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for RIMCo to assist it in its capacity as a manager of managers and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to RIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be generally obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

   LJR may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once RIMCo's research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

   Additionally, the Fund paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

   Accrued fees payable to affiliates as of April 30, 2007 were as follows:

                                                                                                         FIXED            FIXED
                                    EQUITY I        EQUITY II         EQUITY Q      INTERNATIONAL       INCOME I        INCOME III
   ---------------------------------------------------------------------------------------------------------------------------------
   Advisory fees                 $      799,697   $      359,402   $      788,073   $    1,202,543   $      278,241   $      461,725
   Administration fees                   43,619           15,400           42,973           51,514           33,356           27,704
   Distribution fees
   Shareholder servicing fees             9,432            8,256           12,428           12,879            6,611            3,622
   Transfer agent fees                  193,166           41,925          106,334           68,532           34,913          101,868
   Trustee fees                           5,970            3,277            6,877            8,614            6,084            2,296
                                 --------------   --------------   --------------   --------------   --------------   --------------
                                 $    1,051,884   $      428,260   $      956,685   $    1,344,082   $      359,205   $      597,215
                                 ==============   ==============   ==============   ==============   ==============   ==============

 152  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Board of Trustees

   The Russell Fund Complex consists of Russell Investment Company, which has 35 Funds, and Russell Investment Funds ("RIF"), which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 ($5,000 prior to January 1, 2007) for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair are each paid a fee of $6,000 per year. The chair person of the Board receives additional annual compensation of $52,000.

5. FEDERAL INCOME TAXES

   At October 31, 2006, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                   FUNDS                      10/31/13           10/31/14            TOTALS
   ---------------------------------------------------------------------------------------------
   Fixed I                                $      3,855,225   $     14,386,926   $     18,242,151
   Fixed III                                            --          5,108,237          5,108,237

   At April 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                     EQUITY I          EQUITY II           EQUITY Q
   --------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                           $  1,502,723,177   $    724,070,108   $  1,498,127,366
                                                                 ================   ================   ================
   Unrealized Appreciation                                       $    294,409,517   $     96,803,680   $    320,437,502
   Unrealized Depreciation                                            (12,265,678)       (11,785,900)       (24,769,697)
                                                                 ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)                                             $    282,143,839   $     85,017,780   $    295,667,805
                                                                 ================   ================   ================

                                                                  INTERNATIONAL      FIXED INCOME I    FIXED INCOME III
   --------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                           $  1,659,107,800   $  1,766,380,518   $  1,485,147,239
                                                                 ================   ================   ================
   Unrealized Appreciation                                       $    434,045,829   $      6,046,191   $     20,948,540
   Unrealized Depreciation                                            (16,111,120)        (6,533,209)       (16,178,234)
                                                                 ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)                                             $    417,934,709   $       (487,018)  $      4,770,306
                                                                 ================   ================   ================

                                              Notes to Financial Statements  153

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended April 30, 2007 and October 31, 2006 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   EQUITY I                                       -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 110                 263   $           3,714   $           8,376
      Proceeds from reinvestment of
         distributions                                           61                  55               1,998               1,711
      Payments for shares redeemed                             (133)               (231)             (4,470)             (7,368)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    38                  87               1,242               2,719
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               5,359               9,825             180,355             312,192
      Proceeds from reinvestment of
         distributions                                        1,591               1,281              52,454              39,812
      Payments for shares redeemed                           (3,614)             (5,185)           (121,715)           (165,204)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,336               5,921             111,094             186,800
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               1,015               5,080              33,866             161,090
      Proceeds from reinvestment of
         distributions                                          711                 587              23,449              18,254
      Payments for shares redeemed                           (2,747)             (1,702)            (92,587)            (54,487)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (1,021)              3,965             (35,272)            124,857
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,353               9,973   $          77,064   $         314,376
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   EQUITY II                                      -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 139                 255   $           4,165   $           8,418
      Proceeds from reinvestment of
         distributions                                          275                 276               7,810               8,487
      Payments for shares redeemed                             (259)               (267)             (7,802)             (9,140)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   155                 264               4,173               7,765
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               2,085               3,370              62,070             111,638
      Proceeds from reinvestment of
         distributions                                        3,156               3,732              90,141             115,212
      Payments for shares redeemed                           (3,013)             (6,231)            (91,989)           (212,586)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,228                 871              60,222              14,264
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                                 624                 703              17,919              23,137
      Proceeds from reinvestment of
         distributions                                          803                 949              22,921              29,288
      Payments for shares redeemed                           (1,305)             (1,319)            (38,579)            (42,262)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   122                 333               2,261              10,163
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,505               1,468   $          66,656   $          32,192
                                                  =================   =================   =================   =================

 154  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   EQUITY Q                                       -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 147                 279   $           5,627   $          10,343
      Proceeds from reinvestment of
         distributions                                          110                  42               4,098               1,520
      Payments for shares redeemed                             (123)               (197)             (4,717)             (7,316)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   134                 124               5,008               4,547
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               4,898               7,699             187,025             285,272
      Proceeds from reinvestment of
         distributions                                        2,361                 956              88,049              34,689
      Payments for shares redeemed                           (4,287)             (6,781)           (163,989)           (250,417)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 2,972               1,874             111,085              69,543
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                                 743               2,560              28,024              94,502
      Proceeds from reinvestment of
         distributions                                          828                 359              30,894              13,053
      Payments for shares redeemed                           (1,674)             (2,536)            (64,212)            (94,940)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (103)                383              (5,294)             12,615
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               3,003               2,381   $         110,799   $          86,706
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   INTERNATIONAL                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 114                 222   $           5,531   $          10,311
      Proceeds from reinvestment of
         distributions                                          135                  15               6,282                 659
      Payments for shares redeemed                             (120)               (242)             (5,824)            (11,388)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   129                  (5)              5,989                (418)
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               4,200               6,444             202,700             299,464
      Proceeds from reinvestment of
         distributions                                        3,711                 448             172,747              19,184
      Payments for shares redeemed                           (4,809)             (6,655)           (233,011)           (306,159)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,102                 237             142,436              12,489
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               1,698               2,403              81,531             104,918
      Proceeds from reinvestment of
         distributions                                          878                 241              40,861              10,306
      Payments for shares redeemed                             (932)             (9,682)            (45,360)           (438,148)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,644              (7,038)             77,032            (322,924)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               4,875              (6,806)  $         225,457   $        (310,853)
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  155

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   FIXED INCOME I                                 -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 197                 357   $           4,090   $           7,369
      Proceeds from reinvestment of
         distributions                                           34                  61                 696               1,240
      Payments for shares redeemed                             (167)               (333)             (3,464)             (6,851)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    64                  85               1,322               1,758
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               6,216              10,020             129,326             206,675
      Proceeds from reinvestment of
         distributions                                          815               1,534              16,893              31,405
      Payments for shares redeemed                          (10,895)             (9,708)           (227,408)           (200,070)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                (3,864)              1,846             (81,189)             38,010
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               2,457              11,112              51,092             230,209
      Proceeds from reinvestment of
         distributions                                          663               1,159              13,750              23,717
      Payments for shares redeemed                           (2,552)             (5,062)            (53,163)           (104,293)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   568               7,209              11,679             149,633
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              (3,232)              9,140   $         (68,188)  $         189,401
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   FIXED INCOME III                               -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 359                 762   $           3,765   $           7,952
      Proceeds from reinvestment of
         distributions                                           32                  35                 339                 357
      Payments for shares redeemed                             (147)               (241)             (1,534)             (2,496)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   244                 556               2,570               5,813
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                              36,008              30,479             377,609             315,658
      Proceeds from reinvestment of
         distributions                                        1,736               2,658              18,077              27,355
      Payments for shares redeemed                           (9,657)            (15,729)           (101,232)           (162,997)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                28,087              17,408             294,454             180,016
                                                  -----------------   -----------------   -----------------   -----------------
      Class Y
      Proceeds from shares sold                               1,790               6,022              18,798              62,563
      Proceeds from reinvestment of
         distributions                                          243                 268               2,534               2,762
      Payments for shares redeemed                              (93)               (471)               (970)             (4,849)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,940               5,819              20,362              60,476
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              30,271              23,783   $         317,386   $         246,305
                                                  =================   =================   =================   =================

7. INTERFUND LENDING PROGRAM

   The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Funds may borrow money from the RIC Money Market Fund for Temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those

 156  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   available from an investment in repurchase agreements or short-term reserves. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity of additional borrowing costs. As of April 30, 2007, the Funds did not participate in the Interfund Lending Program.

8. RECORD OWNERSHIP

   As of April 30, 2007, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective
   Fund:

   FUNDS                                   # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Equity I                                        1                   30.6
   Equity II                                       1                   37.6
   Equity Q                                        1                   35.2
   International                                   1                   36.1
   Fixed Income I                                  1                   16.5
   Fixed Income III                                1                   43.2

9. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

                                              Notes to Financial Statements  157

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
         FUND - % OF NET ASSETS            ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
               SECURITIES                      DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Fixed Income I Fund - 2.2%
   Aames Mortgage Investment Trust              09/08/05           702,570             99.99               702               702
   Aiful Corp.                                  11/29/05           300,000             98.96               297               296
   Air 2 US                                     01/10/07           455,157            105.50               480               479
   Alcoa, Inc.                                  03/05/07           515,000            101.14               521               514
   ASIF Global Financing XIX                    05/18/05            50,000             99.79                50                49
   Banco Mercantil del Norte SA                 01/23/07           500,000            101.58               508               513
   CVS/Caremark Corp.                           02/01/07           192,630             97.90               189               189
   CVS/Caremark Corp.                           03/21/07            12,639             99.80                13                13
   CVS Lease Pass Through                       03/21/07           215,502            100.08               216               216
   Countrywide Home Loan Mortgage Pass
      Through Trust                             09/21/05         1,166,676            100.00             1,167             1,174
   Citigroup Mortgage Loan Trust,
      Inc.                                      10/18/06         1,645,857             99.92             1,644             1,645
   DG Funding Trust                             11/04/03               152         10,575.58             1,607             1,608
   Depfa ACS Bank                               03/08/07           300,000             98.39               295               287
   Gaz Capital for Gazprom                      01/25/07         1,420,000             99.96             1,419             1,434
   Gaz Capital for Gazprom                      03/01/07           260,000            100.00               260               267
   Glitnir Banki HF                             06/12/06           450,000             99.92               450               471
   Glitnir Banki HF                             07/21/06           270,000            100.00               270               280
   HBOS Treasury Services PLC                   03/02/07           100,000             99.93               100               101
   ILFC E-Capital Trust II                      09/20/06           290,000             99.55               289               297
   Kaupthing Bank Hf                            10/03/06           100,000             99.52               100               101
   Kaupthing Bank Hf                            05/12/06         1,250,000             99.51             1,244             1,353
   Mastr Reperforming Loan Trust                03/09/05           603,161            102.28               617               606
   News America, Inc.                           02/27/07         2,785,000            101.17             2,817             2,727
   Prime Mortgage Trust                         11/22/06         2,484,865             98.26             2,442             2,475
   Prime Mortgage Trust                         10/25/06         2,197,933             98.90             2,174             2,201
   RAAC Series                                  05/08/06         1,043,611            100.00             1,044             1,043
   Rabobank Capital Funding II                  05/23/05            20,000            101.79                20                20
   Rabobank Capital Funding Trust               05/19/05            40,000            100.77                40                39
   Resona Preferred Global Securities
      Cayman, Ltd.                              07/20/05           300,000            100.90               303               317
   SMFG Preferred Capital USD 1, Ltd.           12/13/06           970,000            100.00               300               973
   Shinsei Finance Cayman, Ltd.                 03/22/06           400,000            100.00               400               405
   Sigma Finance, Inc.                          07/26/06           690,000            100.00               690               690
   Southern Natural Gas Co.                     03/28/07            60,000            100.05                60                60
   TNK-BP Finance SA                            07/13/06           400,000             99.83               399               424
   Time Warner Cable, Inc.                      04/04/06           265,000             99.82               265               266
   Time Warner Cable, Inc.                      04/04/06         4,380,000             99.77             4,370             4,406
   Truman Capital Mortgage Loan Trust           07/27/06         1,651,182            100.00             1,651             1,651
                                                                                                                  --------------
                                                                                                                          30,292
                                                                                                                  ==============

 158  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
         FUND - % OF NET ASSETS            ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
               SECURITIES                      DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Fixed Income III Fund -- 0.7%
   BNP Paribas Capital Trust                    06/01/06           850,000            112.20               954               947
   Bombardier, Inc.                             11/10/06      EUR  125,000            128.47               161               180
   Catlin Insurance Co., Ltd.                   01/01/07           530,000            100.45               533               534
   DG Funding Trust                             11/04/03               118         10,587.51             1,249             1,249
   Energy Partners, Ltd.                        04/18/07           245,000            101.42               248               249
   Gaz Capital for Gazprom                      01/17/06           300,000            100.00               300               303
   iPCS, Inc.                                   04/11/07            85,000            100.00                85                85
   Indonesia Government International
      Bond                                      04/24/07           465,000             99.25               462               460
   KAR Holdings, Inc.                           04/13/07           295,000            101.57               300               306
   Level 3 Financing, Inc.                      04/26/07           220,000            104.50               230               229
   Max USA Holdings, Ltd.                       04/11/07           370,000             99.76               369               372
   SB Treasury Co. LLC                          06/01/06           650,000            106.81               694               678
   Security Capital Assurance, Ltd.             04/24/07           290,000            101.96               296               295
   Time Warner Cable, Inc.                      04/04/07         1,040,000             99.82             1,039             1,043
   Time Warner Cable, Inc.                      04/04/07           425,000             99.77               424               428
   Time Warner Cable, Inc.                      04/04/07           850,000            100.67               856               860
                                                                                                                  --------------
                                                                                                                           8,218
                                                                                                                  ==============

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

                                              Notes to Financial Statements  159

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the "RIMCo Agreement") and the portfolio management contract with each Money Manager of the Funds (collectively, the "portfolio management contracts") at a meeting held on April 24, 2007. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds' shares, and the management of the Funds by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; (2) information (the "Third-Party Information") received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by RIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds; and (3) RIMCo's response to questions from the Board concerning the Third-Party Information addressing, among other things, performance and expense differentials between certain Funds and their respective Comparable Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the "Agreement Renewal Information." The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 23, 2007, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or management were present. At the April 24 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. RIMCo has engaged multiple Money Managers for all Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages directly a portion of certain Funds' assets employing a "select holdings strategy," as described below, and directly manages the investment of each Fund's cash reserves. RIMCo also may manage directly any portion of each Fund's assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo in accordance with the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. RIMCo's goal is to construct and manage diversified portfolios in a risk aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a "segment") in accordance with the Fund's applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager's specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo's research and ongoing review and analysis, such actions are appropriate. RIMCo may assign specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary

 160  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

manner. Therefore, RIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Manager in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund's investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Funds' Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund.

The Board also considered the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each such Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of each such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1. The nature, scope and quality of the services provided to the Fund by RIMCo;

2. The advisory fee paid by the Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by RIMCo as to expenses incurred by the Fund; and

5. Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

As noted above, RIMCo pursuant to the terms of the RIMCo Agreement directly manages a portion--up to 10%--of the assets of each of the Equity I Fund, the Equity Q Fund and the International Fund (each a "Participating Fund") utilizing a select holdings strategy, the actual allocation being determined by each Participating Fund's RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Fund is designed to increase the Participating Fund's exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Fund since implementation taking into account that the strategy has been utilized for a limited period of time. The Trustees considered that RIMCo would not be required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Fund consequently may increase incrementally. The Board, however, also considered RIMCo's advice that it will pay certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and expects to incur additional costs in carrying out the select holdings strategy; the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy; and the fact that the aggregate investment advisory fees paid by the Participating Fund are not increased as a result of the select holdings strategy.

At the April 24 Board meeting, RIMCo and management discussed the reasonableness of the Funds' investment advisory fees. In discussing whether the Funds' performance supported these fees, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including Fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower performance than that of some of their respective Comparable Funds. RIMCo stated that the strategies pursued by the Funds are intended to result in less volatile, more moderate returns relative to each Fund's performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

                        Basis for Approval of Investment Advisory Contracts  161

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

On the basis of the Agreement Renewal Information and other information previously received by the Board from RIMCo during the course of the year or presented at the April 24 Board meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements
(1) the advisory fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo's profitability with respect to the Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo. The Board also concluded that the performance of each of the Funds supported continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund's absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. The Board also considered RIMCo's investment strategy of managing the Funds in a risk aware manner.

At the April 24 Board meeting, the Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that the investment advisory fees for each Fund appropriately reflect any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIC funds under the Board's supervision are lower, and may, in some cases, be substantially lower, than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees reviewed with RIMCo the differences in the scope of services it provides to institutional clients and the Funds. In response to the Trustees' inquiries, RIMCo noted, among other things, that institutional clients have fewer administrative needs than the Funds. It was further noted by RIMCo that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and their respective shareholders and voted to approve the continuation of the agreement.

At the April 24 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; RIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Fund Distributors, Inc., the Funds' underwriter; and RIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo's explanation in light of the Board's findings as to the reasonableness of the aggregate investment advisory fees paid by each Fund and the fact that each Money Manager's fee is paid by RIMCo.

Based substantially upon RIMCo's recommendations together with the information received from RIMCo in support of its recommendations at the April 24 meeting, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo's recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

 162  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

Some Financial Intermediaries may offer electronic delivery of the Fund's prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

                            Shareholder Requests for Additional Information  163

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company ("RIC"), which has 35 funds, and Russell Investment Funds ("RIF"), which has nine funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Thaddas L. Alston,   Trustee since     Appointed until  - Senior Vice President, Larco        44         None
 Born April 7, 1945   2006              successor is       Investments, Ltd.
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         44         - Director, Avista
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Corp;
 1954                                   duly elected       services)                                      - Trustee,
                      Chairperson       and qualified    - Director and Chairman of the                     Principal
 909 A Street         since 2005                           Audit Committee, Avista                          Investors Fund
 Tacoma, Washington                     Annual             Corp.                                            (investment
 98402-1616                                              - Trustee and Chairman of the                      company);
                                                           Operations and Distribution                    - Trustee,
                                                           Committee, WM Group of                           Principal
                                                           Funds, 1999-2006                                 Variable
                                                         - February 2002 to June 2005,                      Contracts Fund
                                                           Chairman of the Audit                            (investment
                                                           Committee, RIC and RIF                           company)
                                                         - Regent, University of
                                                           Washington
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy,  Trustee since     Appointed until  - June 2004 to present, Senior        44         None
 Born June 6, 1946    2003              successor is       Vice President and Chief
                      Chairman of       duly elected       Financial Officer, Waddell &
 909 A Street         Audit Committee   and qualified      Reed Financial, Inc.
 Tacoma, Washington   since 2005                         - 2003, Retired
 98402-1616                             Appointed until  - 2001-2003, Vice President
                                        successor is       and Chief Financial Officer,
                                        duly elected       Janus Capital Group Inc.
                                        and qualified    - 1979-2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine,       Trustee since     Appointed until  - President and Chief                 44         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 164  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  44         None
 Tennison, Jr.,       2000              successor is       Investment Company and
 Born December 21,                      duly elected       several additional
 1955                 Chairman of the   and qualified.     subsidiary companies,
                      Nominating and                       including Simpson Timber
 909 A Street         Governance        Appointed until    Company, Simpson Paper
 Tacoma, Washington   Committee since   successor is       Company and Simpson Tacoma
 98402-1616           2007              duly elected       Kraft Company
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jack R. Thompson,    Trustee since     Appointed until  - September 2003 to present,          44         - Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit
 909 A Street                           and qualified      Committee, Sparx Japan Fund
 Tacoma, Washington                                      - May 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  44         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                      Chairperson of    and qualified      Value Fund
 909 A Street         the Investment
 Tacoma, Washington   Committee since   Appointed until
 98402-1616           2006              successor is
                                        duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  165

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            44         None
  Jr.,                and Chairman      resignation or     Russell Company (investment
  Born July 3, 1932   Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
  909 A Street                                             RIMCo
  Tacoma, Washington                                     - Chairman Emeritus, RIC and
  98402-1616                                               RIF; Russell Implementation
                                                           Services Inc. (broker-dealer
                                                           and investment adviser
                                                           ("RIS")); Russell 20-20
                                                           Association (non-profit
                                                           corporation); and Russell
                                                           Trust Company (non-
                                                           depository trust company
                                                           ("RTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment adviser)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee Emeritus  Five year term   - President, Anderson                 44         None
 Born October 15,     since 2007                           Management Group LLC
 1931                                                      (private investments
                                                           consulting)
 909 A Street                                            - February 2002 to June 2005,
 Tacoma, Washington                                        Lead Trustee, RIC and RIF
 98402-1616                                              - Trustee of RIC and RIF Until
                                                           2006
                                                         - Chairman of the Nominating
                                                           and Governance Committee
                                                           2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  44         None
 Born December 1,     since 2003                         - Trustee of RIC and RIF Until
 1919                                                      2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  44         None
 Born June 8, 1925    since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee Emeritus  Five year term   - Retired since 1995                  44         None
 Born October 6,      since 2006                         - Trustee of RIC and RIF Until
 1930                                                      2005
                                                         - Chairman of the Nominating
 909 A Street                                              and Governance Committee
 Tacoma, Washington                                        2001-2005
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

 166  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  44         None
 Born May 5, 1926     since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  167

RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers                 Chief Compliance  Until removed    - Chief Compliance Officer, RIC
 Born December 16, 1966         Officer since     by Independent   - Chief Compliance Officer, RIF
                                2005              Trustees         - Chief Compliance Officer, RIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, RIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, RIMCo
                                Officer since     qualified by     - Chairman of the Board, President and CEO, RFD
 909 A Street                   2004              Trustees         - Chairman of the Board and President, Russell
 Tacoma, Washington                                                  Insurance Agency, Inc. (insurance agency ("RIA"))
 98402-1616                                                        - Until 2004, Managing Director of Individual Investor
                                                                     Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, RIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer, Chief Accounting Officer and CFO, RIC and
 Born November 26, 1963         Chief Accounting  is chosen and      RIF
                                Officer since     qualified by     - Director, Funds Administration, RIMCo, RTC and RFD
 909 A Street                   1998              Trustees         - Treasurer and Principal Accounting Officer, SSgA
 Tacoma, Washington                                                  Funds
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, RIC, RIF, FRC, RTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, RIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, RIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Gregory J. Lyons,              Secretary since   Until successor  - Associate General Counsel and Assistant Secretary FRC
 Born August 24, 1960           2007              is chosen and      and RIA
                                                  qualified by     - Director and Secretary, RIMCo and RFD
 909 A Street                                     Trustees         - Secretary and Chief Legal Counsel, RIC and RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

 168  Disclosure of Information about Fund Directors

INSTITUTIONAL FUNDS

RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Thaddas L. Alston
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Raymond P. Tennison, Jr.
 Jack R. Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul E. Anderson
 Paul Anton, Ph.D.
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Gregory J. Lyons, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Josiah Quincy Building
 200 Newport Avenue
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Dechert LLP
 200 Clarendon Street, 27th Floor
 Boston, MA 02116-5021

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS AS OF APRIL 30, 2007*

Equity I Fund
 AllianceBernstein L.P., New York, NY
 Columbus Circle Investors, Stamford, CT
 Institutional Capital LLC, Chicago, IL
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Montag & Caldwell, Inc., Atlanta, GA
 Schneider Capital Management Corporation, Wayne, PA
 Suffolk Capital Management, LLC, New York, NY
 Turner Investment Partners, Inc., Berwyn, PA

Equity II Fund
 Berkeley Capital Management LLC, San Francisco, CA
 ClariVest Asset Management LLC, San Diego, CA
 David J. Greene and Company, LLC, New York, NY
 Delphi Management, Inc., Boston, MA
 Gould Investment Partners LLC, Berwyn, PA
 Jacobs Levy Equity Management, Inc., Florham Park, NJ
 PanAgora Asset Management, Inc., Boston, MA
 Tygh Capital Management, Inc., Portland, OR

Equity Q Fund
 Aronson+Johnson+Ortiz, LP, Philadelphia, PA
 Franklin Portfolio Associates, LLC, Boston, MA
 Goldman Sachs Asset Management, L.P., New York, NY
 Jacobs Levy Equity Management, Inc., Florham Park, NJ

International Fund
 AllianceBernstein L.P., New York, NY
 AQR Capital Management, LLC, Greenwich, CT
 Axiom International Investors LLC, Greenwich, CT
 Marsico Capital Management, LLC, Denver, CO
 MFS Institutional Advisors, Inc., Boston, MA
 Mondrian Investment Partners Ltd., London, England
 Nicholas-Applegate Capital Management LLC, San Diego, CA
 The Boston Company Asset Management, LLC, Boston, MA
 Wellington Management Company, LLP, Boston, MA

Fixed Income I Fund
 Bear Stearns Asset Management Inc., New York, NY
 Lehman Brothers Asset Management LLC, Chicago, IL
 Pacific Investment Management Company LLC,
   Newport Beach, CA
 Western Asset Management Company, Pasadena, CA
 Western Asset Management Company Limited,

   London, England

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                              Manager, Money Managers and Service Providers  169

INSTITUTIONAL FUNDS

RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

Fixed Income III Fund
 Bear Stearns Asset Management Inc., New York, NY
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Goldman Sachs Asset Management, L.P., New York, NY
 Morgan Stanley Investment Management Inc.,
   West Conshohocken, PA
 Pacific Investment Management Company LLC,

   Newport Beach, CA

* A complete list of current money managers can also be found at www.Russell.com.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 170  Manager, Money Managers and Service Providers

(RUSSELL LOGO)

Russell Investment Group
909 A Street
Tacoma, Washington 98402

800-787-7354
Fax: 253-591-3495

www.russell.com

On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company, and Frank Russell Investment Management Company changed its name to Russell Investment Management Company.



                                                            36-08-068 (1 04/07)

SPECIALTY FUNDS

2007 Semiannual Report

CLASS A, C, E, AND S SHARES:

EMERGING MARKETS FUNDS

REAL ESTATE SECURITIES FUND

SHORT DURATION BOND FUND

CLASS C, E, AND S SHARES:

TAX EXEMPT BOND FUND

TAX-MANAGED LARGE CAP FUND

TAX-MANAGED MID & SMALL CAP FUND


CLASS C, E, I, AND S SHARES:

SELECT GROWTH FUND

SELECT VALUE FUND

APRIL 30, 2007

                                                                  (RUSSELL LOGO)

Russell Investment Company

Russell Investment Company is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on eight of these Funds.

Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                           Russell Investment Company

                                Specialty Funds

                               Semiannual Report

                           April 30, 2007 (Unaudited)

                               Table of Contents

                                                                            Page
Emerging Markets Fund................................................         3

Real Estate Securities Fund..........................................        16

Short Duration Bond Fund.............................................        20

Tax Exempt Bond Fund.................................................        34

Tax-Managed Large Cap Fund...........................................        48

Tax-Managed Mid & Small Cap Fund.....................................        54

Select Growth Fund...................................................        63

Select Value Fund....................................................        70

Notes to Schedules of Investments....................................        76

Statement of Assets and Liabilities..................................        78

Statement of Operations..............................................        82

Statements of Changes in Net Assets..................................        84

Financial Highlights.................................................        88

Notes to Financial Highlights........................................        98

Notes to Financial Statements........................................        99

Basis for Approval of Investment Advisory Contracts..................       118

Shareholder Requests for Additional Information......................       121

Disclosure of Information about Fund Directors.......................       122

Manager, Money Managers and Service Providers........................       126

Russell Investment Company - Specialty Funds.

Copyright (c) Russell Investment Group 2007. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

FUND OBJECTIVES, RISKS, CHARGES AND EXPENSES SHOULD BE CAREFULLY CONSIDERED BEFORE INVESTING. A PROSPECTUS CONTAINING THIS AND OTHER IMPORTANT INFORMATION MUST PRECEDE OR ACCOMPANY THIS MATERIAL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SECURITIES DISTRIBUTED THROUGH RUSSELL FUND DISTRIBUTORS, INC. MEMBER NASD, PART OF RUSSELL INVESTMENT GROUP.

Effective July 1, 2006 Frank Russell Investment Company changed its name to Russell Investment Company ("RIC"). RIC Funds are distributed by Russell Fund Distributors, Inc., and advised by Russell Investment Management Company ("RIMCo"). Effective July 1, 2006 RIMCo changed its name from Frank Russell Investment Management Company.

Russell Investment Group and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. Index performance is not indicative of the performance of any specific investment. Indexes are not managed and may not be invested in directly.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
March 1, 2007                 $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,087.80      $     1,005.20
Expenses Paid During
Period*                       $         3.30      $         3.17

* Expenses are equal to the Fund's annualized expense ratio of 1.89% (representing the two month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since inception).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,189.70      $     1,011.70
Expenses Paid During
Period*                       $        14.33      $        13.17

* Expenses are equal to the Fund's annualized expense ratio of 2.64% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,194.30      $     1,015.42
Expenses Paid During
Period*                       $        10.28      $         9.44

* Expenses are equal to the Fund's annualized expense ratio of 1.89% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,195.10      $     1,016.66
Expenses Paid During
Period*                       $         8.93      $         8.20

* Expenses are equal to the Fund's annualized expense ratio of 1.64% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                        Emerging Markets Fund  3

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 89.2%
Austria - 0.1%
Raiffeisen International Bank
   Holding AG                                           8,900           1,226
                                                                 ------------

Bermuda - 0.9%
Aquarius Platinum, Ltd.                                42,000           1,249
Brilliance China Automotive
   Holdings, Ltd. (AE)                              5,874,000           1,229
Credicorp, Ltd. (N)                                   100,801           5,260
Shangri-La Asia, Ltd.                                 506,000           1,235
Sinofert Holdings, Ltd.                             3,562,000           1,804
TPV Technology, Ltd.                                2,252,000           1,511
Wilson Sons, Ltd. (AE)                                 42,644             504
                                                                 ------------
                                                                       12,792
                                                                 ------------

Brazil - 8.3%
All America Latina Logistica SA                       252,052           2,944
Aracruz Celulose SA - ADR                              30,000           1,650
Banco do Brasil SA                                    273,400           9,369
Banco Itau Holding Financeira SA - ADR                161,700           6,238
Brasil Telecom Participacoes SA - ADR (N)              49,200           2,609
Centrais Eletricas Brasileiras SA (AE)            221,305,400           5,017
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar - ADR (AE)(N)                                78,400           2,498
Cia de Bebidas das Americas - ADR                      38,900           2,273
Cia de Saneamento Basico do Estado de Sao Paulo    55,530,000           7,520
Cia de Saneamento Basico do Estado de Sao Paulo
   - ADR (N)                                           34,313           1,185
Cia Siderurgica Nacional SA                           127,233           5,512
Cia Vale do Rio Doce - ADR                            402,200          13,751
Cia Vale do Rio Doce - ADR (N)                        253,100          10,278
Companhia de Saneamento de Minas Gerais                72,000             925
Cyrela Brazil Realty SA (AE)                          168,100           1,763
EDP - Energias do Brasil SA (AE)                       91,400           1,462
Empresa Brasileira de Aeronautica SA - ADR (N)         25,300           1,187
Gerdau SA                                               7,300             124
Gerdau SA - ADR (N)                                   495,500           9,925
Gol Linhas Aereas Inteligentes SA - ADR (N)            48,700           1,389
Natura Cosmeticos SA                                  221,100           2,602
Perdigao SA                                            98,509           1,482
Petroleo Brasileiro SA - ADR                          121,300          11,669
Souza Cruz SA (AE)                                      7,500             166
Tele Norte Leste Participacoes SA - ADR (N)           263,000           4,305
Unibanco - Uniao de Bancos Brasileiros SA             343,800           3,326

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros SA - GDR
   (AE)                                                79,400           7,707
                                                                 ------------
                                                                      118,876
                                                                 ------------

Canada - 0.3%
First Quantum Minerals, Ltd.                           53,900           3,721
                                                                 ------------

Cayman Islands - 1.2%
Agile Property Holdings, Ltd.                       1,034,000           1,087
ASM Pacific Technology                                332,500           2,101
Focus Media Holding, Ltd. - ADR (AE)(N)                54,000           1,998
Foxconn International Holdings, Ltd. (AE)             614,000           1,835
Global Bio-Chem Technology Group Co., Ltd.          1,646,000             701
Hutchison Telecommunications International, Ltd.
   (AE)                                               713,000           1,470
Integra Group Holdings - GDR (AE)                      71,100           1,491
Kingboard Chemical Holdings, Ltd.                     422,500           1,963
Luen Thai Holdings, Ltd.                            1,628,000             253
Shimao Property Holdings, Ltd.                        618,500           1,306
Shui On Land, Ltd. (AE)                             1,410,000           1,211
Sina Corp./China (AE)(N)                               33,400           1,152
Tencent Holdings, Ltd.                                245,000             837
                                                                 ------------
                                                                       17,405
                                                                 ------------

Chile - 0.6%
Banco de Credito e Inversiones                         46,400           1,508
Banco Santander Chile SA - ADR                         72,747           3,594
Coca-Cola Embonor SA - ADR                             56,110             774
Embotelladora Andina SA - ADR                          62,100           1,261
Enersis SA - ADR                                       12,647             240
Lan Airlines SA - ADR (N)                              20,800           1,521
                                                                 ------------
                                                                        8,898
                                                                 ------------

China - 5.4%
Air China, Ltd. Class H                               174,000             118
Angang Steel Co., Ltd. Class H                        668,000           1,268
Anhui Conch Cement Co., Ltd. Class H                  774,000           3,117
Bank of Communications Co., Ltd. Class H              970,000           1,021
Byd Co., Ltd. Class H                                  45,500             280
China Coal Energy Co. (AE)                          1,010,600             988
China COSCO Holdings Co., Ltd. Class H              5,085,850           4,590
China Eastern Airlines Corp., Ltd. Class H (AE)     2,538,000             752

 4  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
China International Marine Containers Co., Ltd.
   Class B                                            570,330           1,438
China Merchants Bank Co., Ltd. (AE)                   694,000           1,689
China Petroleum & Chemical Corp. - ADR (N)             46,440           4,050
China Petroleum & Chemical Corp. Class H           11,429,254           9,980
China Shenhua Energy Co., Ltd.                      3,380,000           8,383
China Shipping Container Lines Co., Ltd. Class H    8,076,000           3,868
China Shipping Development Co., Ltd. Class H        1,698,000           3,183
China Southern Airlines Co., Ltd. Class H (AE)      1,786,000             788
China Telecom Corp., Ltd. Class H                  13,583,000           6,427
Datang International Power Generation Co., Ltd.
   Class H                                          2,310,000           2,636
Guangzhou R&F Properties Co., Ltd.                  1,132,800           2,718
Huaneng Power International, Inc. Class H           1,312,000           1,330
Industrial & Commercial Bank of China (AE)          4,755,000           2,593
Jiangxi Copper Co., Ltd. Class H                      682,000             956
Maanshan Iron & Steel Class H                       2,089,600           1,431
PetroChina Co., Ltd. Class H                        5,731,176           6,434
Ping An Insurance Group Co. of China, Ltd. Class
   H                                                  648,600           3,441
Shanghai Forte Land Co., Ltd. Class H               1,970,000             899
Shenzhen Expressway Co., Ltd. Class H                 270,000             185
Sinopec Shanghai Petrochemical Co., Ltd. Class H      688,000             392
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H
   (AE)                                               628,000             231
Sinotrans, Ltd. Class H                               379,000             149
Weiqiao Textile Co. Class H                           451,500             805
Wumart Stores, Inc. Class H (AE)                      703,200             618
Yanzhou Coal Mining Co., Ltd. Class H                 668,400             690
ZTE Corp. Class H                                     132,100             615
                                                                 ------------
                                                                       78,063
                                                                 ------------

Colombia - 0.3%
BanColombia SA                                        272,343           1,935
BanColombia SA - ADR (N)                              105,500           2,960
                                                                 ------------
                                                                        4,895
                                                                 ------------

Czech Republic - 0.0%
Philip Morris CR                                          276             134
                                                                 ------------

Egypt - 1.9%
Commercial International Bank                          93,384             970
Egyptian Co. for Mobile Services                      108,557           3,036

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Egyptian Financial Group-Hermes Holding               101,500             660
Orascom Construction Industries                       186,908          10,781
Orascom Construction Industries - GDR                  43,100           5,029
Orascom Telecom Holding SAE                           250,515           3,448
Orascom Telecom Holding SAE - GDR                       5,400             364
Orascom Telecom Holding SAE - GDR (N)                  50,800           3,404
                                                                 ------------
                                                                       27,692
                                                                 ------------

Hong Kong - 2.6%
Beijing Enterprises Holdings, Ltd.                    926,000           2,388
China Everbright, Ltd. (AE)                           380,000             483
China Insurance International Holdings Co., Ltd.
   (AE)                                             1,116,000           1,390
China Merchants Holdings International Co., Ltd.      581,000           2,577
China Mobile, Ltd.                                  1,361,500          12,298
China Mobile, Ltd. - ADR (N)                           77,800           3,502
China Netcom Group Corp. Hong Kong, Ltd.            1,762,000           4,344
China Resources Enterprise                            786,000           2,638
China Resources Power Holdings Co.                    316,000             557
Citic Pacific, Ltd.                                   349,000           1,314
Denway Motors, Ltd.                                 4,700,000           1,861
Guangdong Investment, Ltd.                            610,000             327
Guangzhou Investment Co., Ltd.                      4,256,000             993
Melco International Development                       567,000           1,098
Shanghai Industrial Holdings, Ltd.                    151,000             396
Shenzhen Investment, Ltd.                           1,638,000             972
                                                                 ------------
                                                                       37,138
                                                                 ------------

Hungary - 1.2%
Magyar Telekom Telecommunications PLC                 576,179           3,343
MOL Hungarian Oil and Gas PLC                          85,247          10,391
MOL Hungarian Oil and Gas PLC - ADR                    31,000           3,844
                                                                 ------------
                                                                       17,578
                                                                 ------------

India - 6.0%
Allahabad Bank                                        243,535             464
Ambuja Cements, Ltd.                                  586,000           1,678
Andhra Bank                                           429,000             841
Bajaj Auto, Ltd.                                       42,283           2,498
Bank of Baroda                                        220,000           1,251

                                                        Emerging Markets Fund  5

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank of India                                          30,000             139
BF Utilities, Ltd. (AE)                                25,735           1,158
Bharti Tele Ventures, Ltd. (AE)                       483,100           9,456
Chennai Petroleum Corp., Ltd.                         194,660           1,004
Container Corp. of India                               53,232           2,668
Dish TV India, Ltd. (AE)                              488,161           1,267
Financial Technologies India, Ltd.                     33,600           1,564
GAIL India, Ltd. - GDR                                 63,000           2,677
Gateway Distriparks, Ltd.                             124,867             526
Genesis Indian Investment Co., Ltd. (AE)              619,019          24,340
GMR Infrastructure, Ltd. (AE)                          47,137             482
Great Eastern Shipping Co., Ltd. (The)                172,638           1,031
HDFC Bank, Ltd. - ADR (N)                              30,500           2,215
Hindustan Petroleum Corp., Ltd.                        24,261             159
Housing Development Finance Corp.                      78,100           3,127
ICICI Bank, Ltd.                                      209,320           4,358
Indiabulls Financial Services, Ltd.                    58,232             675
Indian Overseas Bank                                  250,000             699
Industrial Development Bank of India, Ltd.            471,000             961
Mahanagar Telephone Nigam                             175,906             629
Oil & Natural Gas Corp., Ltd.                          72,735           1,607
Oriental Bank of Commerce                             111,000             530
Petronet LNG, Ltd. (AE)                                75,439              82
Reliance Industries, Ltd.                             128,902           4,833
State Bank of India, Ltd. - GDR                        66,950           4,561
Sun TV Network, Ltd.                                   58,101           2,258
Suzlon Energy, Ltd.                                   107,505           3,086
Union Bank of India                                   118,000             303
Videocon Industries, Ltd.                             133,233           1,287
Zee Entertainment Enterprises, Ltd.                   266,775           1,877
                                                                 ------------
                                                                       86,291
                                                                 ------------

Indonesia - 3.0%
Aneka Tambang Tbk PT                                1,521,146           2,576
Astra Agro Lestari Tbk PT                             301,289             518
Astra International Tbk PT                          1,987,277           3,120
Bank Danamon Indonesia Tbk PT                       4,326,700           3,044
Bank Mandiri Persero Tbk PT                         8,304,227           2,771
Bank Rakyat Indonesia                              17,570,272          10,069
Perusahaan Gas Negara PT                              939,000           1,074
Ramayana Lestari Sentosa Tbk PT                     5,957,500             521
Telekomunikasi Indonesia Tbk PT                    13,544,200          15,604
Telekomunikasi Indonesia Tbk PT - ADR                  69,100           3,174
                                                                 ------------
                                                                       42,471
                                                                 ------------

Israel - 2.8%
Bank Hapoalim BM                                    1,412,249           7,374
Bank Leumi Le-Israel BM                             1,471,969           5,555
Bezeq Israeli Telecommunication Corp., Ltd.           572,837             910
Check Point Software Technologies (AE)(N)             442,828          10,428

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Discount Investment Corp.                               2,511              76
IDB Development Corp., Ltd.                            12,255             451
Israel Chemicals, Ltd.                                551,264           4,209
Israel Discount Bank (AE)                             187,769             394
Mizrahi Tefahot Bank, Ltd.                             74,094             549
Partner Communications                                 38,141             623
Tadiran Communications, Ltd.                           13,949             720
Teva Pharmaceutical Industries, Ltd. - ADR            227,400           8,712
                                                                 ------------
                                                                       40,001
                                                                 ------------

Kazakhstan - 0.2%
Halyk Savings Bank Kazakhstan - GDR (AE)              120,000           2,684
                                                                 ------------

Lebanon - 0.0%
Solidere - GDR                                          8,200             128
                                                                 ------------

Luxembourg - 2.4%
Evraz Group SA - GDR                                   27,700             970
Genesis Smaller Companies                             415,184          30,396
Tenaris SA - ADR (N)                                   79,565           3,689
                                                                 ------------
                                                                       35,055
                                                                 ------------

Malaysia - 2.2%
AirAsia BHD (AE)                                    2,220,300           1,248
AMMB Holdings BHD                                     325,500             377
Bumiputra-Commerce Holdings BHD                     3,950,442          12,367
Bursa Malaysia BHD                                    760,200           2,546
Digi.Com BHD                                          195,800           1,159
DRB-Hicom BHD                                         184,700             107
Genting BHD                                           287,000             708
Golden Hope Plantations BHD                            33,700              78
Hong Leong Bank BHD                                   168,800             314
IGB Corp. BHD                                       1,829,900           1,513
IOI Corp. BHD                                         474,400           3,470
KLCC Property Holdings BHD                            256,000             285
Kuala Lumpur Kepong BHD                                51,400             195
Malaysia International Shipping Corp. BHD              43,700             123
Malaysian Bulk Carriers BHD                           331,700             381
Mulpha International BHD (AE)                         564,900             303
Multi-Purpose Holdings BHD (AE)                       518,200             372
PLUS Expressways BHD                                  137,100             121
PPB Group BHD                                         124,000             272
Proton Holdings BHD                                   169,800             314
Public Bank BHD                                       130,100             379

 6  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sime Darby BHD                                        890,700           2,381
SP Setia BHD                                          221,700             531
TA Enterprise BHD                                     954,000             519
TAN Chong Motor Holdings BHD                          233,100              87
Tenaga Nasional BHD                                   525,800           1,741
YTL Corp. BHD                                         127,300             270
                                                                 ------------
                                                                       32,161
                                                                 ------------

Mexico - 6.2%
Alfa SAB de CV Class A (N)                            781,800           5,829
America Movil SAB de CV (N)                         2,157,400           5,669
America Movil SAB de CV
   Series L                                           277,800          14,593
Carso Global Telecom SA de CV (AE)                     24,600             112
Cemex SAB de CV (AE)(N)                             4,049,356          13,166
Cemex SAB de CV - ADR (AE)                             40,000           1,300
Corp. Moctezuma SAB de CV                             365,800           1,069
Fomento Economico Mexicano SAB de CV - ADR             33,524           3,610
Grupo Aeroportuario del Pacifico SA de CV - ADR        28,100           1,271
Grupo Aeroportuario del Pacifico SA de CV Class
   B (N)                                               44,600             202
Grupo Aeroportuario del Sureste SA de CV Class B       53,700             259
Grupo Aeroportuario del Sureste SAB de CV - ADR        21,700           1,046
Grupo Carso SA de CV (N)                              115,000             456
Grupo Financiero Banorte SAB de CV Class O (N)      1,588,800           6,900
Grupo Mexico SAB de CV                                884,400           4,723
Grupo Modelo SAB de CV                                899,900           4,599
Grupo Televisa SA (N)                                 773,900           4,346
Grupo Televisa SA - ADR                                63,692           1,786
Organizacion Soriana SAB de CV Class B                432,000           1,385
Telefonos de Mexico SA de CV (N)                      490,900             840
Telefonos de Mexico SA de CV
   Series L                                            70,000           2,390
Urbi Desarrollos Urbanos SA de CV (AE)(N)           1,629,580           6,809
Wal-Mart de Mexico SAB de CV                          860,900           3,376
Wal-Mart de Mexico SAB de CV - ADR (N)                 80,400           3,144
                                                                 ------------
                                                                       88,880
                                                                 ------------
Netherlands - 0.7%
Pyaterochka Holding NV - GDR (AE)                     236,463           7,150
Zentiva NV                                             30,200           2,172
                                                                 ------------
                                                                        9,322
                                                                 ------------

Oman - 0.2%
Bank Muscat SAOG - GDR                                196,790           2,427
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Pakistan - 0.6%
Engro Chemical Pakistan, Ltd.                         880,800           2,977
Fauji Fertilizer Co., Ltd.                          1,804,822           3,428
ICI Pakistan, Ltd.                                    265,200             619
Pakistan Telecommunication Co., Ltd.                1,152,923             968
                                                                 ------------
                                                                        7,992
                                                                 ------------

Philippines - 0.6%
Globe Telecom, Inc.                                    92,090           2,369
Manila Electric Co. Class B                            58,500              88
Philippine Long Distance Telephone Co.                 99,800           5,275
Philippine Long Distance Telephone Co. - ADR           15,200             812
                                                                 ------------
                                                                        8,544
                                                                 ------------

Poland - 0.5%
Bank Pekao SA                                          28,000           2,612
KGHM Polska Miedz SA                                  105,849           4,004
Polski Koncern Naftowy Orlen (AE)                      75,100           1,224
                                                                 ------------
                                                                        7,840
                                                                 ------------

Russia - 5.4%
Kalina                                                 15,100             566
LUKOIL - ADR (N)                                      292,776          22,924
LUKOIL - ADR                                           22,950           1,769
Magnit OAO (AE)                                        52,100           2,423
Magnitogorsk Iron & Steel Works - GDR (AE)(A)          87,200           1,090
Mechel - ADR (N)                                       20,800             679
MMC Norilsk Nickel - ADR                                7,400           1,443
Mobile Telesystems - ADR                              165,900           9,141
Mobile Telesystems OJSC                               194,000           1,833
NovaTek OAO - GDR (A)                                  45,000           2,250
OAO Gazprom                                           300,000           2,970
OAO Gazprom - ADR (N)                                  66,400           2,646
OAO Gazprom - ADR                                     251,500           9,861
Promstroibank St. Petersburg                          696,000           1,135
RBC Information Systems (AE)                          135,259           1,285
Sberbank RF (AE)                                        2,995          11,651
Seventh Continent                                      69,600           1,992
Sistema-Hals - GDR (AE)                                52,300             784
TMK OAO - GDR (AE)                                     14,100             513
TMK OAO Class T (AE)                                  109,400             996
                                                                 ------------
                                                                       77,951
                                                                 ------------

                                                        Emerging Markets Fund  7

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
South Africa - 7.4%
ABSA Group, Ltd.                                      157,375           3,227
African Bank Investments, Ltd.                        284,124           1,362
Alexander Forbes, Ltd. (AE)                           376,300             879
Anglo Platinum, Ltd.                                    7,511           1,208
AngloGold Ashanti, Ltd.                                 7,900             352
AngloGold Ashanti, Ltd. - ADR                          27,234           1,214
Aspen Pharmacare Holdings, Ltd. (AE)                  356,500           1,944
Aveng, Ltd.                                           952,728           6,465
Barloworld, Ltd.                                      163,375           4,536
Bidvest Group, Ltd.                                   288,600           6,008
DataTec, Ltd.                                         270,000           1,424
FirstRand, Ltd.                                       285,782           1,010
Foschini, Ltd.                                        261,994           2,711
Impala Platinum Holdings, Ltd.                        261,566           8,408
Investec, Ltd.                                        179,029           2,520
Lewis Group, Ltd.                                      20,097             206
Massmart Holdings, Ltd.                                96,500           1,337
Metropolitan Holdings, Ltd.                           414,744             984
Mittal Steel South Africa, Ltd.                        35,835             645
Murray & Roberts Holdings, Ltd.                        12,010             103
Naspers, Ltd. Class N                                 135,800           3,428
Network Healthcare Holdings, Ltd. (AE)              1,253,000           2,625
Pick'n Pay Stores, Ltd.                               173,454             863
Pretoria Portland Cement Co., Ltd.                     39,100           2,667
Reunert, Ltd.                                         167,959           1,903
Sanlam, Ltd.                                        2,986,494          10,044
Sasol, Ltd.                                           306,800          10,530
Standard Bank Group, Ltd.                           1,214,951          18,981
Steinhoff International Holdings, Ltd.                849,700           2,997
Tiger Brands, Ltd.                                    104,784           2,924
Truworths International, Ltd.                         433,764           2,400
                                                                 ------------
                                                                      105,905
                                                                 ------------

South Korea - 12.8%
Amorepacific Corp.                                      4,724           3,047
Asiana Airlines                                        39,020             315
CJ Home Shopping                                        6,922             494
Daelim Industrial Co.                                  12,780           1,496
Daewoo Engineering & Construction Co., Ltd.            11,820             295
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd.                                                88,150           3,564
Daum Communications Corp. (AE)(N)                      13,918           1,030
Dongbu Insurance Co., Ltd. (AE)                        45,090           1,314
GS Engineering & Construction Corp.                    32,324           3,207
GS Holdings Corp.                                      33,750           1,529
Hanjin Shipping Co., Ltd.                              65,300           2,851
Hankook Tire Co., Ltd.                                202,023           3,697
Hanwha Chem Corp.                                     259,120           4,350
Honam Petrochemical Corp. (N)                          57,405           4,758
Hynix Semiconductor, Inc. (AE)(N)                     165,100           5,651
Hyosung Corp.                                          61,700           2,550

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hyundai Development Co.                                41,600           2,391
Hyundai Heavy Industries                                  903             229
Hyundai Mipo Dockyard                                   9,434           1,902
Hyundai Mobis                                          34,350           2,748
Hyundai Motor Co. (N)                                  65,470           4,147
Hyundai Steel Co. (N)                                  89,920           3,713
Industrial Bank of Korea (N)                          237,400           4,735
KCC Corp. (N)                                          13,278           5,451
Kookmin Bank                                          181,842          16,314
Kookmin Bank - ADR                                     34,800           3,126
Korea Electric Power Corp.                            200,570           8,118
Korea Electric Power Corp. - ADR                        3,900              81
Korea Investment Holdings Co., Ltd.                    34,550           2,039
Korean Air Lines Co., Ltd.                             31,869           1,500
KT Corp.                                               80,670           3,622
KT Corp. - ADR                                         17,100             387
LG Corp.                                               37,900           1,385
LG Household & Health Care, Ltd. (N)                   20,418           2,707
LG Petrochemical Co., Ltd.                             74,880           2,516
LIG Non-Life Insurance Co., Ltd. (AE)(N)               35,500             593
Lotte Shopping Co., Ltd.                                4,692           1,759
LS Cable, Ltd.                                          6,300             343
Orion Corp.                                             4,165           1,134
Poongsan Corp.                                         56,600           1,510
POSCO                                                  26,146          10,980
Samsung Corp.                                          89,580           3,770
Samsung Electronics Co., Ltd.                          16,296           9,979
Samsung Electronics Co., Ltd. - GDR (A)                20,255           6,190
Samsung Electronics Co., Ltd. - GDR                    15,859           3,739
Samsung Fire & Marine Insurance Co., Ltd.              38,850           6,890
Samsung Securities Co., Ltd. (AE)(N)                  103,100           6,028
Shinhan Financial Group Co., Ltd.                     135,330           7,617
Shinsegae Co., Ltd.                                     8,231           5,589
SK Corp.                                               27,579           2,999
SK Telecom Co., Ltd.                                   13,620           2,865
SK Telecom Co., Ltd. - ADR                             14,700             365
Tae Young Corp.                                        11,339           1,003
Woori Finance Holdings Co., Ltd. (N)                   90,310           2,243
                                                                 ------------
                                                                      182,855
                                                                 ------------

Taiwan - 8.0%
Acer, Inc.                                            155,514             295
Advantech Co., Ltd.                                 1,149,948           3,376
Asia Cement Corp.                                     960,640             999
AU Optronics Corp.                                  2,746,280           4,360

 8  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
AU Optronics Corp. - ADR                              101,317           1,612
Benq Corp. (AE)                                     2,016,000             767
Cathay Financial Holding Co., Ltd.                    923,245           1,869
China Steel Corp.                                   6,538,920           7,388
China Steel Corp. - GDR                                39,673             903
Chunghwa Telecom Co., Ltd.                            678,000           1,277
CMC Magnetics Corp. (AE)                            6,621,000           1,986
Compal Electronics, Inc.                            2,170,892           1,972
D-Link Corp.                                          401,600             740
Delta Electronics, Inc.                             1,272,850           3,973
Evergreen Marine Corp. Taiwan, Ltd.                 1,707,870           1,042
Far Eastern Textile Co., Ltd.                       1,348,995           1,225
Faraday Technology Corp.                              278,987             830
Formosa Chemicals & Fibre Corp.                       434,000             804
Formosa Plastics Corp.                              1,168,000           2,226
Foxconn Technology Co., Ltd.                          278,900           2,613
Fuhwa Financial Holding Co., Ltd. (AE)              3,632,135           1,564
High Tech Computer Corp.                              347,200           5,170
HON HAI Precision Industry Co., Ltd.                1,990,372          13,115
King Yuan Electronics Co., Ltd.                     1,352,000           1,026
Macronix International (AE)                         3,242,086           1,351
MediaTek, Inc.                                        559,200           6,949
Micro-Star International Co., Ltd.                    884,470             648
Mitac International                                   807,935             854
Nan Ya Plastics Corp.                               1,269,710           2,309
Oriental Union Chemical Corp.                          68,000              50
Phoenixtec Power Co., Ltd.                            565,629             512
Powertech Technology, Inc.                            409,000           1,522
Quanta Computer, Inc.                                 268,710             385
Realtek Semiconductor Corp. (AE)                      330,000             664
Ritek Corp. (AE)                                    2,653,161             642
Siliconware Precision Industries Co.                2,356,625           4,477
Systex Corp.                                           64,441              67
Taiwan Cement Corp.                                   673,357             598
Taiwan Fertilizer Co., Ltd.                            63,000             115
Taiwan Mobile Co., Ltd.                             2,204,520           2,286
Taiwan Semiconductor Manufacturing Co., Ltd.        8,047,986          16,428
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR (N)                                             68,391             721
Teco Electric and Machinery Co., Ltd.               1,415,000             728
Tripod Technology Corp.                               197,000             734
U-Ming Marine Transport Corp.                         715,000           1,319
Uni-President Enterprises Corp.                     2,565,000           2,517
United Microelectronics Corp.                       6,471,935           3,725
Vanguard International Semiconductor Corp.          1,965,947           1,640
Walsin Lihwa Corp. (AE)                               235,000             120
Wintek Corp.                                          797,630             614
Wistron Corp.                                         890,000           1,322
Wistron Corp. - GDR                                    34,100             513

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Yang Ming Marine Transport Corp.                      174,000             113
Yieh Phui Enterprise                                  807,430             345
                                                                 ------------
                                                                      115,400
                                                                 ------------

Thailand - 1.6%
Airports of Thailand PCL                            1,228,500           2,102
Bank of Ayudhya PCL                                 5,547,700           3,395
Charoen Pokphand Foods PCL                          3,874,100             506
Electricity Generating PCL                            167,100             498
Glow Energy PCL                                       942,500             874
Precious Shipping PCL                                 272,400             208
PTT Chemical PCL                                    1,130,432           2,633
PTT PCL                                               647,600           4,097
Rayong Refinery PCL                                 1,829,000             973
Regional Container Lines PCL                          962,600             686
Siam City Bank PCL                                    178,400              89
Siam Commercial Bank PCL                            1,875,800           3,587
Thai Airways International PCL                        425,800             572
Thai Beverage PCL                                  16,080,300           2,846
                                                                 ------------
                                                                       23,066
                                                                 ------------

Turkey - 2.9%
Akcansa Cimento AS                                     75,895             465
Alarko Holding AS                                      76,060             182
Anadolu Efes Biracilik Ve Malt Sanayii AS (N)         141,445           4,811
BIM Birlesik Magazalar AS (AE)                         21,300           1,344
Cimsa Cimento Sanayi VE Tica                          263,875           1,838
Dogan Sirketler Grubu Holdings AS (N)               2,122,032           3,986
Eregli Demir ve Celik Fabrikalari TAS                 504,954           5,760
Ford Otomotiv Sanayi AS                               158,997           1,349
Hurriyet Gazetecilik AS                               461,300           1,235
Ihlas Holding AS (AE)                               1,899,716             977
Migros Turk TAS (N)                                   230,523           2,715
Trakya Cam Sanayi AS                                  281,839             798
Tupras Turkiye Petrol Rafine                          125,785           2,549
Turk Hava Yollari (AE)(N)                             105,752             642
Turk Sise ve Cam Fabrikalari AS (AE)                   44,764             170
Turkiye Garanti Bankasi AS (N)                        530,400           2,559
Turkiye Is Bankasi Class C (N)                      1,117,590           5,282
Ulker Gida Sanayi ve Ticaret AS                        10,228              41
Vestel Elektronik Sanayi ve Ticaret AS (AE)(N)        402,003           1,011
Yapi ve Kredi Bankasi (AE)                          1,458,077           3,160
                                                                 ------------
                                                                       40,874
                                                                 ------------

United Kingdom - 1.8%
Anglo American PLC                                    263,496          13,966
Antofagasta PLC                                       145,300           1,544
Astro All Asia Networks PLC                           106,800             157

                                                        Emerging Markets Fund  9

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hikma Pharmaceuticals PLC                             218,800           1,658
Kazakhmys PLC                                          55,800           1,263
SABMiller PLC                                          87,100           2,066
Tullow Oil PLC                                        632,100           4,591
                                                                 ------------
                                                                       25,245
                                                                 ------------

United States - 1.1%
Central European Distribution Corp. (AE)(N)            69,100           2,056
CTC Media, Inc. (AE)(N)                                54,700           1,426
NII Holdings, Inc. (AE)(N)                             27,500           2,111
Southern Copper Corp. (N)                             117,426           9,429
                                                                 ------------
                                                                       15,022
                                                                 ------------

Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA                 1,306,495              50
                                                                 ------------
Zimbabwe - 0.0%
Delta Corp., Ltd. (B)                               1,322,627             521
                                                                 ------------

TOTAL COMMON STOCKS
(cost $833,090)                                                     1,279,103
                                                                 ------------

PREFERRED STOCKS - 5.3%
Brazil - 4.3%
Aracruz Celulose SA                                   306,400           1,659
Banco Bradesco SA (AE)                                149,274           3,196
Banco Itau Holding Financeira SA                      130,010           5,006
Brasil Telecom Participacoes SA                   114,900,000           1,238
Braskem SA                                            231,835           1,980
Centrais Eletricas Brasileiras SA (AE)            296,316,500           6,972
Cia Brasileira de Distribuicao Grupo Pao de
   Acucar                                          39,980,000           1,260
Cia de Tecidos do Norte de Minas - Coteminas        7,256,440           1,190
Cia Energetica de Minas Gerais                      9,750,000             344
Cia Energetica de Sao Paulo Class Preferenc (AE)  149,100,000           2,248
Cia Paranaense de Energia (AE)                    126,700,000           1,621
Cia Vale do Rio Doce (AE)                              13,944             483
Duratex SA (AE)                                        19,200             425
Gerdau SA                                              19,400             396
Investimentos Itau SA                                 244,640           1,337
Petroleo Brasileiro SA                                363,300           8,085
Tam SA                                                 58,400           1,496
Tele Norte Leste Participacoes SA                     262,400           4,399
Usinas Siderurgicas de Minas Gerais SA                342,400          16,268
Votorantim Celulose e Papel SA (AE)                    19,600             391
Weg SA                                                164,800           1,363
                                                                 ------------
                                                                       61,357
                                                                 ------------

Chile - 0.1%
Embotelladora Andina SA                               205,300             707
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Colombia - 0.0%
BanColombia SA                                          7,200              51
                                                                 ------------

Russia - 0.1%
Transneft OAO                                             950           1,757
                                                                 ------------

South Korea - 0.8%
Hyundai Motor Co.                                      14,440             470
Samsung Electronics Co., Ltd. (N)                      23,778          11,185
                                                                 ------------
                                                                       11,655
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $48,378)                                                         75,527
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Brazil - 0.0%
Investimentos Itau SA(AE)                                   3              --
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
-----------------------------------------------------------------------------
OPTIONS PURCHASED - 0.3%
(Number of Contracts)
Brazil - 0.0%
Bovespa Index Futures
   Jun 2007 49,290.00 (BRL) Call (324)                  7,863             129
   Jun 2007 49,425.88 (BRL) Call (156)                  3,796              23
                                                                 ------------
                                                                          152
                                                                 ------------

South Korea - 0.3%
Kospi 200 Index Futures
   Jun 2007 155.54 (KRW) Call (136)                     9,231           3,975
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2,755)                                                           4,127
                                                                 ------------


 10  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.9%
United States - 4.9%
Russell Investment Company
   Money Market Fund                               68,425,000          68,425
United States Treasury Bills (c)(z)(sec.)
   5.045% due 06/14/07                                    300             298
   5.046% due 06/14/07                                  2,200           2,187
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $70,910)                                                         70,910
                                                                 ------------
OTHER SECURITIES - 6.4%
Russell Investment Company
   Money Market Fund (X)                           17,747,567          17,748
State Street Securities
   Lending Quality Trust (X)                       74,589,909          74,590
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $92,338)                                                         92,338
                                                                 ------------

TOTAL INVESTMENTS - 106.1%
(identified cost $1,047,471)                                        1,522,005

OTHER ASSETS AND LIABILITIES,
NET - (6.1%)                                                          (87,823)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,434,182
                                                                 ============

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  11

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 05/07 (159)                         13,458             (302)
JSE-40 Index (South Africa)
   expiration date 06/07 (310)                         11,229              783
Mexican Bolsa Index
   expiration date 06/07 (100)                          2,654              155
MSCI Taiwan Index
   expiration date 05/07 (425)                         13,286             (221)
                                                                  ------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  415
                                                                  ============

                                                   NOTIONAL         MARKET
OPTIONS WRITTEN                                     AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
Brazil - 0.1%
Bovespa Index Futures
   Jun 2007 49,290 (BRL) Put (324)                      7,863             (48)
   Jun 2007 49,425.88 (BRL) Put (156)                   3,796             (52)

South Korea - 0.3%
   Kospi 200 Index Futures
   Jun 2007 155.54 (KRW) Put (136)                     11,362            (730)
                                                                 ------------

Total Liability for Options Written
   (premiums received $788)                                              (830)
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 12  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              23   BRL               47    05/02/07                 --
USD              20   BRL               41    05/03/07                 --
USD             185   BRL              374    05/03/07                 --
USD             473   BRL            1,000    06/20/07                 18
USD             477   BRL            1,000    06/20/07                 12
USD             487   BRL            1,000    06/20/07                  2
USD             912   BRL            2,000    06/20/07                 66
USD             930   BRL            2,000    06/20/07                 47
USD           1,109   BRL            2,400    06/20/07                 64
USD           1,386   BRL            3,000    06/20/07                 81
USD           4,847   BRL           10,500    06/20/07                284
USD              40   GBP               20    05/01/07                 --
USD             337   GBP              169    05/02/07                  1
USD              38   HKD              298    05/02/07                 --
USD             255   HKD            1,991    05/02/07                 --
USD             539   KRW          500,000    06/20/07                 (2)
USD           1,063   KRW        1,000,000    06/20/07                 13
USD           1,066   KRW        1,000,000    06/20/07                  9
USD           1,899   KRW        1,800,000    06/20/07                 37
USD           2,950   KRW        2,800,000    06/20/07                 60
USD           8,850   KRW        8,400,000    06/20/07                183
USD              56   MXN              607    05/03/07                 --
USD             254   MXN            2,800    06/20/07                  1
USD             901   MXN           10,000    06/20/07                  9
USD             904   MXN           10,000    06/20/07                  6
USD             135   MYR              461    05/03/07                 --
USD               3   THB              112    05/02/07                 --
USD              20   THB              700    05/03/07                 --
USD              21   THB              732    05/04/07                 --
USD              10   ZAR               73    05/03/07                 --
USD             497   ZAR            3,470    05/03/07                 (5)
USD             465   ZAR            3,228    05/04/07                 (7)
USD               1   ZAR                8    05/07/07                 --
USD             660   ZAR            5,000    06/20/07                 45
USD             668   ZAR            5,000    06/20/07                 37
USD             672   ZAR            5,000    06/20/07                 33
USD             675   ZAR            5,000    06/20/07                 30
USD             683   ZAR            5,000    06/20/07                 21
USD             697   ZAR            5,258    06/20/07                 44
USD             706   ZAR            5,000    06/20/07                 (1)
USD             793   ZAR            5,600    06/20/07                 (4)
USD             927   ZAR            7,000    06/20/07                 60
USD             952   ZAR            7,200    06/20/07                 63
USD           2,290   ZAR           17,300    06/20/07                148
USD           3,669   ZAR           27,742    06/20/07                241

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
BRL              60   USD               29    05/02/07                 --
BRL             254   USD              125    05/02/07                 --
BRL              57   USD               28    05/03/07                 --
BRL             834   USD              410    05/03/07                 (1)
BRL           2,900   USD            1,337    06/20/07                (80)
HKD             310   USD               40    05/02/07                 --
HKD             855   USD              109    05/02/07                 --
HKD             950   USD              121    05/02/07                 --
HUF          19,775   USD              110    05/03/07                  1
IDR       6,909,709   USD              759    05/01/07                 (1)
KRW         100,000   USD              106    06/20/07                 (2)
KRW         500,000   USD              527    06/20/07                (11)
KRW       1,300,000   USD            1,370    06/20/07                (28)
KRW       2,100,000   USD            2,216    06/20/07                (42)
MXN               2   USD               --    05/02/07                 --
MXN             822   USD               75    05/02/07                 --
MXN             702   USD               64    05/03/07                 --
MYR             212   USD               62    05/03/07                 --
THB           1,450   USD               42    05/02/07                 --
ZAR             172   USD               24    05/02/07                 --
ZAR              11   USD                1    05/04/07                 --
ZAR           8,412   USD            1,198    05/07/07                  7
ZAR           4,200   USD              556    06/20/07                (36)
ZAR           5,000   USD              662    06/20/07                (43)
ZAR           5,300   USD              702    06/20/07                (47)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                               1,313
                                                           ==============

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  13

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       4.5             65,609
Consumer Discretionary                                        4.2             58,236
Consumer Staples                                              4.7             64,646
Financial Services                                           23.0            333,599
Health Care                                                   1.2             17,111
Integrated Oils                                               5.8             83,382
Materials and Processing                                     19.3            275,924
Miscellaneous                                                 2.8             40,556
Other Energy                                                  3.3             46,142
Producer Durables                                             1.5             21,969
Technology                                                    9.6            137,260
Utilities                                                    14.6            210,195
Warrants & Rights                                              --                 --
Options Purchased                                             0.3              4,127
Short-Term Investments                                        4.9             70,910
Other Securities                                              6.4             92,339
                                                  ---------------    ---------------

Total Investments                                           106.1          1,522,005
Other Assets and Liabilities, Net                            (6.1)           (87,823)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,434,182
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        7.4            106,426
Asia                                                         43.9            629,611
Europe                                                       13.3            191,736
Latin America                                                21.9            314,063
Middle East                                                   5.1             72,932
Other Regions                                                 6.3             89,653
United Kingdom                                                1.8             25,245
Other Securities                                              6.4             92,339
                                                  ---------------    ---------------

Total Investments                                           106.1          1,522,005
Other Assets and Liabilities, Net                            (6.1)           (87,823)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,434,182
                                                  ===============    ===============

See accompanying notes which are an integral part of the financial statements.

 14  Emerging Markets Fund

RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Austria                                                       0.1
Bermuda                                                       0.9
Brazil                                                        8.3
Canada                                                        0.3
Cayman Islands                                                1.2
Chile                                                         0.6
China                                                         5.4
Columbia                                                      0.3
Czech Republic                                                 --*
Egypt                                                         1.9
Hong Kong                                                     2.6
Hungary                                                       1.2
India                                                         6.0
Indonesia                                                     3.0
Israel                                                        2.8
Kazakhstan                                                    0.2
Lebanon                                                        --*
Luxembourg                                                    2.4
Malaysia                                                      2.2
Mexico                                                        6.2
Netherlands                                                   0.7
Oman                                                          0.2
Pakistan                                                      0.6
Philippines                                                   0.6
Poland                                                        0.5
Russia                                                        5.4
South Africa                                                  7.4
South Korea                                                  12.8
Taiwan                                                        8.0
Thailand                                                      1.6
Turkey                                                        2.9
United Kingdom                                                1.8
United States                                                 1.1
Venezuela                                                      --*
Zimbabwe                                                       --*
Preferred Stocks                                              5.3
Warrants & Rights                                              --*
Options Purchased                                             0.3
Short-Term Investments                                        4.9
Other Securities                                              6.4
                                                  ---------------
Total Investments                                           106.1
Other Assets and Liabilities, Net                            (6.1)
                                                  ---------------

                                                            100.0
                                                  ===============
Futures Contracts                                              --*
Foreign Currency Exchange Contracts                           0.1
Options Written                                              (0.1)

* Less than .05% of net assets

  See accompanying notes which are an integral part of the financial statements.

                                                       Emerging Markets Fund  15

RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
March 1, 2007                 $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $       972.50      $     1,006.15
Expenses Paid During
Period*                       $         2.18      $         2.21

* Expenses are equal to the Fund's annualized expense ratio of 1.32% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since inception).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,062.90      $     1,014.58
Expenses Paid During
Period*                       $        10.54      $        10.29

* Expenses are equal to the Fund's annualized expense ratio of 2.06% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,067.10      $     1,018.25
Expenses Paid During
Period*                       $         6.77      $         6.61

* Expenses are equal to the Fund's annualized expense ratio of 1.32% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,068.20      $     1,019.49
Expenses Paid During
Period*                       $         5.49      $         5.36

* Expenses are equal to the Fund's annualized expense ratio of 1.07% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 16  Real Estate Securities Fund

RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.9%
Apartments - 15.2%
Apartment Investment & Management Co. Class A
   (o)(N)                                             363,675          20,111
Archstone-Smith Trust (o)                           1,949,734         101,601
AvalonBay Communities, Inc. (o)                       532,850          65,146
Camden Property Trust (o)                             446,500          31,099
Equity Residential (o)(N)                           1,216,600          56,487
Essex Property Trust, Inc. (o)(N)                     245,050          31,577
Home Properties, Inc. (o)                              69,300           3,860
Mid-America Apartment Communities, Inc. (o)           125,900           6,792
Post Properties, Inc. (o)(N)                          101,300           4,748
UDR, Inc. (o)(N)                                      484,900          14,566
                                                                 ------------
                                                                      335,987
                                                                 ------------

Diversified - 6.0%
Colonial Properties Trust (o)                         302,400          15,002
iStar Financial, Inc. (o)                             129,000           6,182
Spirit Finance Corp. (o)(N)                           276,200           3,974
Vornado Realty Trust (o)(N)                           913,860         108,411
                                                                 ------------
                                                                      133,569
                                                                 ------------

Free Standing Retail - 0.2%
Realty Income Corp. (o)                               147,800           4,124
                                                                 ------------

Health Care - 6.1%
Cogdell Spencer, Inc. (o)                             118,950           2,461
Health Care Property Investors, Inc. (o)              666,000          23,570
Health Care REIT, Inc. (o)                            790,550          35,765
Healthcare Realty Trust, Inc. (o)(N)                  173,800           5,920
LTC Properties, Inc. (o)                              262,600           6,583
Nationwide Health Properties, Inc. (o)(N)             891,000          28,565
Omega Healthcare Investors, Inc. (o)(N)               338,700           5,690
Senior Housing Properties Trust (o)                   266,300           6,080
Ventas, Inc. (o)(N)                                   480,200          20,245
                                                                 ------------
                                                                      134,879
                                                                 ------------

Industrial - 7.5%
AMB Property Corp. (o)                                826,100          50,318
DCT Industrial Trust, Inc. (o)(N)                     780,000           8,759
First Potomac Realty Trust (o)(N)                     164,000           4,233
ProLogis (o)                                        1,583,000         102,578
                                                                 ------------
                                                                      165,888
                                                                 ------------

Lodging/Resorts - 9.0%
Ashford Hospitality Trust, Inc. (o)                   356,200           4,274
DiamondRock Hospitality Co. (o)(N)                  1,032,000          18,875
FelCor Lodging Trust, Inc. (o)                        352,900           9,010

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hilton Hotels Corp.                                   743,300          25,272
Hospitality Properties Trust (o)                       66,700           3,037
Host Hotels & Resorts, Inc. (o)(N)                  3,483,264          89,311
LaSalle Hotel Properties (o)(N)                       197,050           9,149
Starwood Hotels & Resorts Worldwide, Inc. (o)         613,025          41,085
                                                                 ------------
                                                                      200,013
                                                                 ------------

Manufactured Homes - 0.4%
Equity Lifestyle Properties, Inc. (o)(N)              177,850           9,652
                                                                 ------------

Mixed Industrial/Office - 1.2%
Liberty Property Trust (o)                            410,900          19,884
PS Business Parks, Inc. (o)                            99,600           6,862
                                                                 ------------
                                                                       26,746
                                                                 ------------

Office - 15.2%
Alexandria Real Estate Equities, Inc. (o)             223,600          23,668
American Financial Realty Trust (o)(N)                360,500           3,821
BioMed Realty Trust, Inc. (o)                         488,650          14,029
Boston Properties, Inc. (o)                           757,200          89,016
Brandywine Realty Trust (o)(N)                        729,921          24,000
Brookfield Properties Corp. (N)                       896,950          36,838
Corporate Office Properties Trust (o)(N)              126,400           5,955
Douglas Emmett, Inc. (o)                              525,250          13,683
Highwoods Properties, Inc. (o)                        260,000          10,603
HRPT Properties Trust (o)(N)                          627,400           7,679
Kilroy Realty Corp. (o)(N)                            131,000           9,947
Mack-Cali Realty Corp. (o)(N)                         305,150          14,943
Parkway Properties, Inc. (o)(N)                        92,100           4,881
SL Green Realty Corp. (o)                             543,850          76,629
                                                                 ------------
                                                                      335,692
                                                                 ------------

Regional Malls - 17.0%
CBL & Associates Properties, Inc. (o)                 116,600           5,300
General Growth Properties, Inc. (o)                 1,241,650          79,279
Macerich Co. (The) (o)                                717,750          68,272
Simon Property Group, Inc. (o)(N)                   1,675,600         193,163
Taubman Centers, Inc. (o)(N)                          549,356          30,792
                                                                 ------------
                                                                      376,806
                                                                 ------------

                                                 Real Estate Securities Fund  17

RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Self Storage - 4.7%
Extra Space Storage, Inc. (o)(N)                      669,700          12,530
Public Storage, Inc. (o)(N)                           970,650          90,581
                                                                 ------------
                                                                      103,111
                                                                 ------------

Shopping Centers - 11.2%
Cedar Shopping Centers, Inc. (o)(N)                   215,000           3,434
Developers Diversified Realty Corp. (o)(N)            819,300          53,336
Federal Realty Investors Trust (o)                    640,465          57,751
Kimco Realty Corp. (o)(N)                             637,900          30,664
Kite Realty Group Trust (o)(N)                        387,000           7,740
Regency Centers Corp. (o)(N)                          945,200          77,885
Tanger Factory Outlet Centers (o)(N)                  274,700          11,136
Weingarten Realty Investors (o)(N)                    141,900           6,791
                                                                 ------------
                                                                      248,737
                                                                 ------------

Specialty - 2.2%
Digital Realty Trust, Inc. (o)(N)                     840,680          34,006
Plum Creek Timber Co., Inc. (o)                       199,000           7,900
Rayonier, Inc. (o)                                    132,000           5,725
                                                                 ------------
                                                                       47,631
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,319,155)                                                   2,122,835
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.2%
Russell Investment Company
   Money Market Fund                               91,715,000          91,715
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $91,715)                                                         91,715
                                                                 ------------

OTHER SECURITIES - 8.2%
Russell Investment Company
   Money Market Fund (X)                           34,892,643          34,893
State Street Securities Lending Trust (X)         146,639,397         146,639
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $181,532)                                                       181,532
                                                                 ------------

TOTAL INVESTMENTS - 108.3%
(identified cost $1,592,402)                                        2,396,082

OTHER ASSETS AND LIABILITIES,
NET - (8.3%)                                                         (182,882)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,213,200
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 18  Real Estate Securities Fund

RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Apartments                                                   15.2
Diversified                                                   6.0
Free Standing Retail                                          0.2
Health Care                                                   6.1
Industrial                                                    7.5
Lodging/Resorts                                               9.0
Manufactured Homes                                            0.4
Mixed Industrial/Office                                       1.2
Office                                                       15.2
Regional Malls                                               17.0
Self Storage                                                  4.7
Shopping Centers                                             11.2
Specialty                                                     2.2
Short-Term Investments                                        4.2
Other Securities                                              8.2
                                                  ---------------
Total Investments                                           108.3
Other Assets and Liabilities, Net                            (8.3)
                                                  ---------------

                                                            100.0
                                                  ===============

  See accompanying notes which are an integral part of the financial statements.

                                                 Real Estate Securities Fund  19

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS A                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
March 1, 2007                 $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,006.00      $     1,006.84
Expenses Paid During
Period*                       $         1.53      $         1.53

* Expenses are equal to the Fund's annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since inception). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,017.80      $     1,016.51
Expenses Paid During
Period*                       $         8.36      $         8.35

* Expenses are equal to the Fund's annualized expense ratio of 1.67% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,021.10      $     1,020.28
Expenses Paid During
Period*                       $         4.56      $         4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 20  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,023.10      $     1,021.52
Expenses Paid During
Period*                       $         3.31      $         3.31

* Expenses are equal to the Fund's annualized expense ratio of 0.66% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                    Short Duration Bond Fund  21

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 79.0%
Asset-Backed Securities - 20.6%
AmeriCredit Automobile
   Receivables Trust
   Series 2005-AX Class A3
   3.630% due 01/06/10                                    708             706
Argent Securities, Inc. (E)
   Series 2006-M2 Class A2A
   5.370% due 09/25/36                                    327             327
Asset Backed Securities Corp.
   Home Equity (E)
   Series 2002-HE1 Class M1
   6.970% due 03/15/32                                    880             880
Asset Backed Securities Corp.
   Home Equity Loan Trust (E)
   Series 2004-HE6 Class A1
   5.595% due 09/25/34                                    360             360
Atlantic City Electric Transition Funding LLC
   Series 2003-1 Class A2
   4.460% due 10/20/16                                  1,525           1,491
Bank One Issuance Trust
   Series 2004-B2 Class B2
   4.370% due 04/15/12                                  2,000           1,971
Bear Stearns Asset Backed
   Securities Trust (E)
   Series 2004-BO1 Class 1A1
   5.520% due 09/25/34                                    119             119
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  1,732           1,721
Cabela's Master Credit Card Trust (p)
   Series 2006-3A Class A1
   5.260% due 10/15/14                                  1,000           1,010
California Infrastructure PG&E-1 Series 1997-1
   Class A8
   6.480% due 12/26/09                                    995           1,000
California Infrastructure SCE-1 Series 1997-1
   Class A7
   6.420% due 12/26/09                                  1,252           1,256
Capital Auto Receivables Asset Trust
   Series 2005-1 Class A4
   4.050% due 07/15/09                                  1,225           1,220
   Series 2006-1 Class A3
   5.030% due 10/15/09                                  1,045           1,042
Capital One Auto Finance Trust
   Series 2005-BSS Class A3
   4.080% due 11/15/09                                  1,277           1,273
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000           1,000

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capital One Multi-Asset Execution Trust
   Series 2003-A4 Class A4
   3.650% due 07/15/11                                  1,825           1,790
   Series 2005-A2 Class A2
   4.050% due 02/15/11                                  1,215           1,202
   Series 2005-A8 Class A
   4.400% due 08/15/11                                  1,500           1,486
Capital One Prime Auto Receivables Trust
   Series 2004-3 Class A4
   3.690% due 06/15/10                                  1,000             984
   Series 2004-3 Class B
   3.860% due 08/15/11                                  1,500           1,475
Carmax Auto Owner Trust
   Series 2005-2 Class A4
   4.340% due 09/15/10                                  2,000           1,975
Centex Home Equity
   Series 2003-C Class AF4
   4.960% due 04/25/32                                    136             135
Chase Manhattan Auto Owner Trust
   Series 2004-A Class A4
   2.830% due 09/15/10                                    622             614
   Series 2005-A Class CTFS
   4.040% due 04/15/11                                    932             923
   Series 2006-A Class A3
   5.340% due 07/15/10                                  1,770           1,773
CIT Equipment Collateral
   Series 2005-VT1 Class A3
   4.120% due 08/20/08                                    483             482
   Series 2006-VT1 Class A4
   5.160% due 02/20/13                                  1,250           1,253
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                    514             514
CIT Rv Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                    178             178
Citibank Credit Card Issuance Trust
   Series 2003-A6 Class A6
   2.900% due 05/17/10                                    750             732
   Series 2003-A8 Class A8
   3.500% due 08/16/10                                  2,500           2,449
   Series 2004-A4 Class A4
   3.200% due 08/24/09                                  1,740           1,729
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  1,748           1,722

 22  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Asset-Backed Certificates (E)
   Series 2001-BC3 Class A
   5.800% due 12/25/31                                    126             126
   Series 2006-16 Class 2A1
   5.370% due 12/25/46                                    356             356
Daimler Chrysler Auto Trust
   Series 2005-A Class A4
   3.740% due 02/08/10                                  4,285           4,233
Discover Card Master Trust I
   Series 2002-2 Class B
   5.450% due 10/15/09                                  1,000           1,000
E-Trade RV and Marine Trust
   Series 2004-1 Class A3
   3.620% due 10/08/18                                  1,300           1,262
Equity One ABS, Inc.
   Series 2003-4 Class M1
   5.369% due 10/25/34                                  1,500           1,488
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                  1,966           1,958
   Series 2005-B Class A4
   4.380% due 01/15/10                                    700             694
   Series 2005-B Class B
   4.640% due 04/15/10                                  1,250           1,242
   Series 2005-C Class B
   4.520% due 09/15/10                                  1,000             990
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                    343             343
Fremont Home Loan Trust (E)
   Series 2006-E Class 2A1
   5.380% due 01/25/37                                    612             612
GE Capital Credit Card Master Note Trust
   Series 2005-3 Class A
   4.130% due 06/15/13                                  1,350           1,319
   Series 2006-1 Class A
   5.080% due 09/15/12                                  1,480           1,485
GE Commercial Equipment Financing LLC (E)
   Series 2004-1 Class B
   5.520% due 12/20/15                                    468             468
GE Corporate Aircraft Financing LLC (E)(p)
   Series 2004-1A Class B
   6.170% due 01/25/18                                    268             267
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class B
   5.610% due 07/20/09                                  1,000           1,000

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GE-WMC Mortgage Securities LLC (E)
   Series 2006-1 Class A2A
   5.360% due 08/25/36                                    391             391
GMAC Mortgage Corp. Loan Trust
   Series 2004-GH1 Class A2
   4.390% due 12/25/25                                  1,207           1,195
GS Auto Loan Trust
   Series 2006-1 Class A3
   5.370% due 12/15/10                                  1,300           1,303
GSAMP Trust (E)
   Series 2004-SEA Class A2A
   5.610% due 03/25/34                                    405             405
   Series 2007-FM1 Class A2A
   5.390% due 12/25/36                                    788             788
Harley-Davidson Motorcycle Trust
   Series 2003-4 Class A2
   2.690% due 04/15/11                                    494             484
   Series 2006-3 Class A3
   5.240% due 01/15/12                                  2,285           2,288
Honda Auto Receivables Owner Trust
   Series 2003-4 Class A4
   2.790% due 03/16/09                                    420             418
   Series 2003-5 Class A4
   2.960% due 04/20/09                                    626             622
   Series 2004-3 Class A4
   3.280% due 02/18/10                                  1,685           1,656
   Series 2005-2 Class A4
   4.150% due 10/15/10                                    870             860
   Series 2006-3 Class A3
   5.120% due 10/15/10                                    590             590
Household Automotive Trust
   Series 2005-3 Class A2
   4.700% due 01/20/09                                     52              52
Hyundai Auto Receivables Trust
   Series 2004-A Class A3
   2.970% due 05/15/09                                    296             294
   Series 2005-A Class A3
   3.980% due 11/16/09                                  1,365           1,355
Illinois Power Special Purpose Trust
   Series 1998-1 Class A6
   5.540% due 06/25/09                                     --              --
Lehman XS Trust (E)
   Series 2006-9 Class A1A
   5.390% due 05/25/46                                    322             322
Long Beach Auto Receivables Trust
   Series 2005-B Class A3
   4.406% due 05/15/10                                  1,473           1,467
Long Beach Mortgage Loan Trust (E)
   Series 2004-4 Class 1A1
   5.600% due 10/25/34                                    115             115

                                                    Short Duration Bond Fund  23

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Marlin Leasing Receivables LLC (p)
   Series 2005-1A Class A3
   4.630% due 11/17/08                                  1,650           1,643
Master Asset Backed Securities Trust (E)
   Series 2006-HE5 Class A1
   5.380% due 11/25/36                                    793             793
MBNA Credit Card Master Note Trust
   Series 2005-A1 Class A1
   4.200% due 09/15/10                                  4,205           4,167
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                  1,225           1,231
Nissan Auto Receivables Owner Trust
   Series 2004-A Class A4
   2.760% due 07/15/09                                  1,288           1,270
   Series 2005-A Class A3
   3.540% due 10/15/08                                    567             565
   Series 2005-B Class A3
   3.990% due 07/15/09                                    796             790
Nomura Home Equity Loan, Inc.
   Series 2006-AF1 Class A1
   6.032% due 10/25/36                                  1,639           1,639
Onyx Acceptance Grantor Trust
   Series 2005-A Class A4
   3.910% due 09/15/11                                  2,000           1,973
PBG Equipment Trust (p)
   Series 1998-1A Class A
   6.270% due 01/20/12                                    203             203
PG&E Energy Recovery Funding LLC
   Series 2005-1 Class A2
   3.870% due 06/25/11                                  1,227           1,210
   Series 2005-2 Class A1
   4.850% due 06/25/11                                    859             855
Providian Gateway Master Trust (p)
   Series 2004-FA Class A
   3.650% due 11/15/11                                  1,200           1,189
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                    710             713
Railcar Leasing LLC (p)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                    889             928
SBI Heloc Trust (E)(p)
   Series 2006-1A Class 1A2A
   5.490% due 08/25/36                                    555             555
Structured Asset Securities Corp. (E)
   Series 2005-WF3 Class A1
   5.420% due 07/25/35                                    222             222
Susquehanna Auto Lease Trust (p)
   Series 2005-1 Class B
   4.710% due 07/14/08                                  1,700           1,690

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2006-1 Class A3
   5.210% due 03/16/09                                  1,000             999
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  1,000             999
Triad Auto Receivables Owner Trust
   Series 2006-A Class A3
   4.770% due 01/12/11                                  2,000           1,992
USAA Auto Owner Trust
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,569           1,556
   Series 2005-2 Class A4
   4.170% due 02/15/11                                  1,885           1,859
   Series 2006-4 Class A2
   5.160% due 11/16/09                                  1,885           1,884
Wachovia Auto Owner Trust
   Series 2004-A Class A4
   3.660% due 07/20/10                                  2,337           2,325
   Series 2004-B Class A3
   2.910% due 04/20/09                                    504             500
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  1,314           1,299
World Omni Auto Receivables Trust
   Series 2006-A Class A2
   5.050% due 10/15/08                                    565             565
                                                                 ------------
                                                                      105,854
                                                                 ------------

Corporate Bonds and Notes - 19.8%
Abbott Laboratories
   3.500% due 02/17/09                                  2,000           1,947
Allstate Financial Global Funding (A)
   2.500% due 06/20/08                                  1,920           1,862
Altria Group, Inc. (N)
   7.650% due 07/01/08                                  1,500           1,538
American Express Centurion Bank
   Series BKNT
   4.375% due 07/30/09                                  2,500           2,471
American International Group, Inc.
   4.700% due 10/01/10                                  1,270           1,257
Ameritech Capital Funding Corp.
   6.250% due 05/18/09                                  2,000           2,026
ASIF Global Financing XXIII (A)
   3.900% due 10/22/08                                  1,070           1,050
Associates Corp. of North America
   6.250% due 11/01/08                                    599             609
   8.550% due 07/15/09                                    750             804

 24  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bank One Corp. (N)
   2.625% due 06/30/08                                  2,475           2,401
BankAmerica Corp.
   7.125% due 03/01/09                                  1,500           1,552
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                                  2,000           1,946
   5.350% due 02/01/12 (N)                                675             678
BellSouth Corp.
   6.000% due 10/15/11                                  2,000           2,066
BNP Paribas
   5.270% due 09/23/08                                  1,700           1,699
Capital One Financial Corp.
   5.700% due 09/15/11                                  3,415           3,445
Caterpillar Financial Services Corp.
   2.700% due 07/15/08                                  1,500           1,455
   4.500% due 06/15/09                                  1,250           1,236
   Series MTNF
   4.500% due 09/01/08                                  2,000           1,980
Caterpillar, Inc.
   7.250% due 09/15/09                                  3,150           3,300
CIT Group, Inc.
   5.000% due 11/24/08                                  3,320           3,310
   4.250% due 02/01/10                                  1,095           1,071
Citigroup, Inc.
   6.200% due 03/15/09                                  2,685           2,739
Consolidated Edison Co. of New York, Inc.
   Series B
   7.150% due 12/01/09                                  2,000           2,099
Countrywide Home Loans, Inc.
   4.125% due 09/15/09                                  1,930           1,879
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  2,000           2,086
Exelon Generation Co. LLC
   6.950% due 06/15/11                                  2,250           2,371
FleetBoston Financial Corp.
   6.375% due 05/15/08                                  1,970           1,989
General Electric Capital Corp.
   4.000% due 06/15/09 (N)                              1,650           1,617
   4.875% due 10/21/10                                  4,650           4,630
   5.455% due 10/21/10 (E)                              1,000           1,001
GMAC LLC
   6.000% due 12/15/11                                    100              97
Goldman Sachs Group, Inc.
   5.400% due 03/30/09 (E)                              2,100           2,100
   6.875% due 01/15/11                                  1,000           1,058
   5.750% due 10/07/11 (E)                              1,500           1,514
Hertz Vehicle Financing LLC (p)
   Series 2005-2A Class A2
   4.930% due 02/25/10                                  1,000             996
HSBC Finance Corp.
   6.500% due 11/15/08                                  4,770           4,859

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.
   Series MTNG
   3.950% due 11/10/09                                  2,800           2,732
Merrill Lynch & Co., Inc.
   4.831% due 10/27/08                                  1,500           1,492
   Series MTNC
   4.125% due 01/15/09                                  1,000             983
Metropolitan Life Global Funding I (p)
   Series 144a
   5.750% due 07/25/11                                  3,000           3,077
Morgan Stanley
   3.875% due 01/15/09                                  2,000           1,961
National City Bank
   Series BKNT
   4.250% due 01/29/10                                  1,650           1,614
Northern States Power Co.
   6.875% due 08/01/09                                  1,750           1,813
Ohio Edison Co.
   4.000% due 05/01/08                                  1,750           1,729
Principal Life Global Funding I (A)
   3.625% due 04/30/08                                  1,250           1,224
   2.800% due 06/26/08                                  4,100           3,975
Prudential Financial, Inc.
   3.750% due 05/01/08                                  1,475           1,451
SBC Communications, Inc.
   4.125% due 09/15/09                                  2,510           2,455
SLM Corp.
   Series MTNA
   4.500% due 07/26/10                                  1,075           1,025
Wachovia Bank NA
   Series BKNT
   4.375% due 08/15/08                                    345             341
Wachovia Corp.
   5.625% due 12/15/08                                  3,760           3,792
Wells Fargo & Co.
   4.200% due 01/15/10                                  1,600           1,570
                                                                 ------------
                                                                      101,972
                                                                 ------------

International Debt - 2.5%
Arran Residential Mortgages Funding PLC (E)(p)
   Series 2006-1A Class A1B
   5.340% due 04/12/36                                    549             549
Eksportfinans A/S (N)
   4.750% due 12/15/08                                  2,000           1,998
HBOS Treasury Services PLC (p)
   3.750% due 09/30/08                                  1,000             980
ICICI Bank, Ltd. (E)(p)
   5.895% due 01/12/10                                  1,100           1,104

                                                    Short Duration Bond Fund  25

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau (N)
   5.250% due 05/19/09                                  2,860           2,881
Svensk Exportkredit AB (N)
   4.625% due 02/17/09                                  4,855           4,820
VTB Capital SA (E)(p)
   5.955% due 08/01/08                                    700             701
                                                                 ------------
                                                                       13,033
                                                                 ------------

Mortgage-Backed Securities - 31.9%
American Home Mortgage Investment Trust (E)
   Series 2004-3 Class 5A
   4.290% due 10/25/34                                  1,715           1,686
   Series 2004-4 Class 4A
   4.390% due 02/25/45                                    547             541
Banc of America Commercial Mortgage, Inc.
   Series 2006-4 Class A2
   5.522% due 09/10/11                                  1,200           1,215
Banc of America Funding Corp.
   Series 2005-D Class A1 (E)
   4.113% due 05/25/35                                  8,339           8,205
   Series 2006-2 Class 2A18
   5.750% due 03/25/36                                  3,149           3,168
Banc of America Mortgage Securities, Inc.
   Series 2004-2 Class 2A1
   5.250% due 03/25/34                                    964             959
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    250             254
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-1 Class 5A1
   5.448% due 04/25/33                                    470             469
   Series 2003-8 Class 2A1 (E)
   4.775% due 01/25/34                                    389             388
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.383% due 05/25/35                                  1,067           1,068
Bear Stearns Asset Backed Securities Trust
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                    401             392
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    123             123
   Series 2001-TOP Class A1
   5.060% due 11/15/16                                    343             341
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                     36              36

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Bear Stearns Mortgage Funding Trust (E)
   Series 2007-AR1 Class 2A1
   5.390% due 02/25/37                                  1,365           1,364
Citigroup/Deutsche Bank Commercial Mortgage
   Trust
   Series 2007-CD4 Class A1
   4.977% due 12/11/49                                  1,092           1,091
Commercial Mortgage Pass Through Certificates
   Series 1999-1 Class A2
   6.455% due 05/15/32                                    865             873
   Series 2004-LB2 Class A2
   3.600% due 03/10/39                                  1,000             974
Countrywide Alternative Loan Trust
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                     69              69
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                    387             382
   Series 2004-12C Class 1A1
   5.000% due 07/25/19                                  2,384           2,345
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2005-HYB Class 5A1
   5.250% due 02/20/36                                  1,059           1,056
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                    974             956
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                    582             574
Deutsche ALT-A Securities, Inc. Alternate Loan
   Trust (E)
   Series 2007-AR1 Class A3B
   5.390% due 01/25/47                                    734             734
Fannie Mae
   6.000% due 2008                                         38              38
   5.500% due 2009                                      1,096           1,099
   6.000% due 2010                                         95              96
   6.500% due 2010                                         92              94
   6.000% due 2011                                        122             123
   6.500% due 2011                                         68              69
   5.000% due 2013                                        651             647
   6.000% due 2013                                        310             316
   6.000% due 2014                                      1,542           1,568
   5.500% due 2016                                        980             984
   5.000% due 2017                                         84              83
   5.500% due 2017                                      1,526           1,530
   6.000% due 2017                                        168             173
   5.000% due 2018                                      3,582           3,539

 26  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   5.000% due 2019                                        445             439
   5.000% due 2020                                        300             297
   5.000% due 2021                                        951             938
   5.500% due 2033                                         72              71
   6.000% due 2033                                         26              26
   5.500% due 2034                                     12,687          12,575
   4.656% due 2035 (E)                                    473             471
   4.666% due 2035 (E)                                  3,683           3,659
   4.902% due 2035 (E)                                 28,871          28,834
   5.500% due 2035                                     18,560          18,380
   6.233% due 2041 (E)                                    834             844
   6.183% due 2042 (E)                                    543             554
Fannie Mae REMICS
   Series 2003-16 Class BH
   5.000% due 03/25/17                                  2,162           2,149
   Series 2003-24 Class PU
   3.500% due 11/25/15                                    218             211
   Series 2003-62 Class OD
   3.500% due 04/25/26                                  1,250           1,212
   Series 2003-63 Class GU
   4.000% due 07/25/33                                  1,316           1,296
   Series 2003-75 Class NB
   3.250% due 08/25/18                                    509             490
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                     96              95
   Series 2004-17 Class HA
   3.000% due 01/25/19                                  1,835           1,705
Federal Home Loan Bank System
   Series 2004- Class 1
   3.920% due 09/25/09                                  1,362           1,334
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities (E)
   Series 2005-63 Class 1A1
   6.183% due 02/25/45                                    956             958
Freddie Mac
   6.000% due 2009                                         34              34
   6.000% due 2010                                         64              64
   8.000% due 2010                                          8               8
   6.000% due 2011                                        134             136
   6.000% due 2032                                        366             371
   6.000% due 2033                                        640             650
   4.918% due 2035 (E)                                    829             829

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac Gold
   5.500% due 2008                                         47              47
   6.500% due 2008                                         31              31
   5.500% due 2009                                        118             117
   6.000% due 2009                                         37              37
   6.500% due 2009                                        166             168
   6.000% due 2011                                        198             201
   6.000% due 2013                                         97              99
   5.500% due 2014                                        418             419
   6.000% due 2014                                        105             107
   6.000% due 2016                                        442             449
   5.000% due 2018                                        493             487
   6.000% due 2028                                        109             112
   5.500% due 2029                                        772             768
   6.000% due 2029                                        227             230
   6.000% due 2031                                        298             302
Freddie Mac REMICS
   Series 2003-255 Class PB
   5.500% due 08/15/30                                      8               8
   Series 2003-258 Class NS
   3.250% due 09/15/15                                  1,032           1,001
   Series 2003-261 Class JA
   3.760% due 03/15/29                                  1,144           1,098
   Series 2003-263 Class CD
   4.000% due 10/15/26                                  1,500           1,463
   Series 2003-268 Class MX
   4.000% due 07/15/16                                  1,854           1,806
   Series 2004-282 Class EA
   4.500% due 11/15/15                                  2,440           2,412
   Series 2004-285 Class BA
   4.500% due 02/15/20                                  1,201           1,184
   Series 2006-314 Class LF (E)
   5.620% due 05/15/36                                    600             603
GE Capital Commercial Mortgage Corp.
   Series 2001-3 Class A1
   5.560% due 06/10/38                                    782             787
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  1,610           1,580
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                  1,020           1,003
Ginnie Mae I
   6.000% due 12/15/08                                     35              35
   9.500% due 12/15/17                                      1               1
Ginnie Mae II (E)
   5.750% due 07/20/27                                     86              87
   5.000% due 02/20/32                                    162             164
Government National Mortgage Association
   Series 2004-78 Class A
   3.590% due 11/16/17                                  2,470           2,413

                                                    Short Duration Bond Fund  27

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2007-4 Class A
   4.206% due 06/15/29                                    996             974
Greenpoint Mortgage Funding Trust (E)
   Series 2006-AR8 Class 1A1A
   5.400% due 01/25/47                                    795             795
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.577% due 06/25/34                                  1,167           1,175
Harborview Mortgage Loan Trust (E)
   Series 2006-12 Class 2A11
   5.410% due 12/19/36                                  1,535           1,536
Impac CMB Trust (E)
   Series 2004-2 Class A2
   5.820% due 04/25/34                                    146             146
Indymac Index Mortgage Loan Trust (E)
   Series 2006-AR1 Class 1A1A
   5.410% due 11/25/46                                    667             669
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    693             679
   Series 2005-LDP Class A1
   4.655% due 08/15/42                                  1,386           1,372
   4.613% due 10/15/42                                  1,590           1,574
LB-UBS Commercial Mortgage Trust
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  1,373           1,345
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   5.800% due 06/15/30                                    990             992
Merrill Lynch Mortgage Trust
   Series 2006-C1 Class A1
   5.528% due 05/12/39                                  2,372           2,385
Morgan Stanley Capital I
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                    858             843
   Series 2005-HQ6 Class A1
   4.646% due 08/13/42                                  1,597           1,580
Morgan Stanley Dean Witter Capital I
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                     94              94
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   5.720% due 02/25/34                                    187             188
   Series 2004-CL1 Class 2A2
   5.720% due 02/25/19                                     42              42
Salomon Brothers Mortgage Securities VII, Inc.
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                    780             749

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Asset Mortgage Investments, Inc. (E)
   Series 2002-AR3 Class A1
   5.650% due 09/19/32                                     44              44
Structured Asset Securities Corp. (E)
   Series 2001-21A Class 1A1
   7.196% due 01/25/32                                     35              35
Thornburg Mortgage Securities Trust (E)
   Series 2006-6 Class A1
   5.430% due 12/25/36                                    733             732
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    185             185
Wachovia Auto Owner Trust
   Series 2005-B Class A4
   4.840% due 04/20/11                                    590             588
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  1,013             996
Washington Mutual Mortgage Pass-Through
   Certificates
   Series 2002-AR1 Class A6
   4.816% due 10/25/32                                    456             455
   Series 2002-AR6 Class A (E)
   6.414% due 06/25/42                                    266             266
   Series 2002-AR9 Class 1A (E)
   6.414% due 08/25/42                                    559             561
   Series 2004-AR1 Class A2A (E)
   5.745% due 11/25/34                                  1,166           1,170
   Series 2005-AR1 Class A1A1 (E)
   5.610% due 10/25/45                                    262             262
   Series 2006-AR1 Class 2A (E)
   5.876% due 09/25/46                                    765             767
Wells Fargo Mortgage Backed Securities Trust
   Series 2005-9 Class 1A1
   4.750% due 10/25/35                                  2,484           2,451
   Series 2006-AR2 Class 2A1
   4.950% due 03/25/36                                  1,132           1,124
                                                                 ------------
                                                                      164,245
                                                                 ------------

Non-US Bonds - 0.1%
Landwirtschaftliche Rentenbank
   0.650% due 09/30/08                            JPY  60,000             501
                                                                 ------------

 28  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Government Agencies - 0.1%
Federal Home Loan Bank System
   Series HK10
   Zero Coupon
   due 04/27/10                                           531             488
                                                                 ------------
United States Government Treasuries - 4.0%
United States Treasury Notes
   4.250% due 11/15/14                                 21,233          20,782
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $409,045)                                                       406,875
                                                                 ------------

PREFERRED STOCKS - 0.4%
Financial Services - 0.4%
DG Funding Trust (E)(A)                                   219           2,315
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,306)                                                           2,315
                                                                 ------------


                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.1%
(Number of Contracts)
Eurodollar Futures
   Jun 2007 91.00 Put (201)                            45,728               1
   Jun 2007 91.25 Put (316)                            72,088               2
   Sep 2007 91.75 Put (60)                             13,763              --
   Dec 2007 91.25 Put (777)                           177,253               5
   Mar 2008 91.75 Put (450)                           103,219               3
   Mar 2008 92.50 Put (171)                            39,544               1
   Mar 2008 92.75 Put (1,009)                         233,962               6

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                     ($)              $
-----------------------------------------------------------------------------
Swaptions
(Fund Pays/Fund Receives)
EUR Three Month LIBOR/EUR 3.960%
   Jul 2007 0.00 Call (1)                               4,094              --
GBP Three Month LIBOR/GBP 5.080%
   Jun 2007 0.00 Call (2)                               5,200              --
USD Three Month LIBOR/USD 4.900%
   Jul 2007 0.00 Call (1)                              23,000              63
USD Three Month LIBOR/USD 4.850%
   Jul 2007 0.00 Call (1)                              20,000               1
USD Three Month LIBOR/USD 5.250%
   Jul 2007 0.00 Call (1)                              18,000              16
USD Three Month LIBOR/USD 4.900%
   Aug 2007 0.00 Call (2)                              21,000              60
USD Three Month LIBOR/USD 5.000%
   Feb 2008 0.00 Call (1)                              27,800              89
USD Three Month LIBOR/USD 4.750%
   Mar 2008 0.00 Call (2)                              45,700             234
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $745)                                                               481
                                                                 ------------


                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 20.1%
Abbey National NA LLC (c)(z)
   5.170% due 05/11/07                                  2,315           2,312
ASIF Global Financing XVIII (A)
   3.850% due 11/26/07                                    334             331
Bank of America Corp.
   5.195% due 07/20/07 (z)                              8,100           7,952
   6.375% due 02/15/08                                  2,662           2,678
Bank One NA
   Series BKNT
   3.700% due 01/15/08                                  5,470           5,412
Barclays US Funding Corp. (c)(z)
   5.385% due 06/04/07                                  4,150           4,129
BNP Paribas Financial, Inc. (c)(z)
   5.218% due 05/24/07                                  1,000             997
Capital Auto Receivables Asset Trust
   Series 2004-2 Class A2
   3.350% due 02/15/08                                    357             357
Capital One Auto Finance Trust
   Series 2006-C Class A1
   5.340% due 12/14/07                                    181             181

                                                    Short Duration Bond Fund  29

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CIT Equipment Collateral
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                     38              38
Citigroup, Inc. (E)
   5.408% due 06/04/07                                  1,000           1,000
Daimlerchrysler NA Holding Corp. (c)(z)
   5.345% due 06/22/07                                  2,700           2,679
Dexia Delaware LLC (z)
   5.225% due 07/05/07                                  2,600           2,573
DNB Nor Bank ASA (c)(z)
   5.250% due 06/05/07                                  1,900           1,890
Fannie Mae Discount Notes (c)(z)
   5.140% due 06/06/07                                    100              99
Federal Home Loan Bank System
   Series DE08
   5.925% due 04/09/08                                  1,600           1,612
Federal National Mortgage Association Discount
   Notes (z)
   Zero Coupon
   due 07/25/07                                           200             197
Ford Motor Credit Co. (E)(N)
   8.355% due 11/02/07                                    200             202
France Treasury Bill BTF
   Zero Coupon
   due 07/05/07                                    EUR    900           1,220
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,006
Freddie Mac Gold
   4.000% due 01/01/08                                    568             559
   4.500% due 01/01/08                                    610             606
Ginnie Mae I
   7.000% due 11/15/07                                      1               1
HBOS Treasury Services PLC
   5.230% due 06/15/07 (c)(z)                             825             820
   3.500% due 11/30/07 (p)                              1,000             990
Inter-American Development Bank
   6.375% due 10/22/07                                  5,305           5,333
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,205
Ontario Electricity Financial Corp.
   6.100% due 01/30/08                                  1,885           1,896
Province of New Brunswick Canada
   3.500% due 10/23/07                                  1,726           1,713
Rabobank USA Financial Corp. (c)(z)
   5.290% due 05/01/07                                  2,400           2,400
Royal Bank of Scotland (z)
   5.265% due 03/26/08                                  1,700           1,699
Russell Investment Company
   Money Market Fund                               23,146,553          23,146
SLM Corp.
   3.625% due 03/17/08                                  3,390           3,326

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Societe Generale NA
   5.220% due 06/19/07 (c)(z)                           6,500           6,355
   5.190% due 07/10/07 (z)                              5,495           5,422
UBS Financial Del LLC (z)
   1.000% due 07/05/07                                  3,075           3,034
United States Treasury Bills (c)(z)(sec.)
   5.046% due 06/14/07                                    150             150
   5.094% due 06/14/07                                    105             104
   5.088% due 06/14/07                                    640             636
US Bank NA (N)
   Series BKNT
   4.125% due 03/17/08                                  1,600           1,583
Wachovia Corp. (E)
   Series *
   5.410% due 07/20/07                                  1,000           1,000
Wells Fargo & Co.
   4.125% due 03/10/08                                    820             811
   6.250% due 04/15/08                                  3,927           3,952
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $103,908)                                                       103,606
                                                                 ------------

OTHER SECURITIES - 1.4%
Russell Investment Company
   Money Market Fund (X)                            1,340,851           1,341
State Street Securities
   Lending Quality Trust (X)                        5,635,045           5,635
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $6,976)                                                           6,976
                                                                 ------------

TOTAL INVESTMENTS - 101.0%
(identified cost $522,980)                                            520,253

OTHER ASSETS AND LIABILITIES,
NET - (1.0%)                                                           (5,256)
                                                                 ------------

NET ASSETS - 100.0%                                                   514,997
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 30  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Euribor Futures
   expiration date 12/07 (6)                                1,958                 (4)
   expiration date 06/08 (6)                                1,959                 (4)

Eurodollar Futures (CME)
   expiration date 03/08 (850)                            202,268                 (3)
   expiration date 06/08 (328)                             78,162                 88
   expiration date 09/08 (111)                             26,467                109
   expiration date 12/08 (196)                             46,736                175
   expiration date 03/09 (3)                                  715                 --
LIBOR Futures
  expiration date 06/08 (15)                                3,532                 --

United States Treasury 2 Year Notes
   expiration date 06/07 (11)                               2,252                 --

Short Positions
United States Treasury Bonds
   expiration date 06/07 (248)                             27,714                299

United States Treasury 2 Year Notes
   expiration date 06/07 (17)                               3,480                  4
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        664
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Swaptions
(Fund Pays/Fund Receives)
   EUR 4.100%/
   EUR Six Month LIBOR
   Jul 2007 0.00 Call (1)                                   1,365                 --
   GBP 4.850%/
   GBP Six Month LIBOR
   Jun 2007 0.00 Call (2)                                   1,600                 --
   USD 4.950%/
   USD Three Month LIBOR
   Jul 2007 0.00 Call (1)                                   4,200                (23)
   USD 5.000%/
   USD Three Month LIBOR
   Jul 2007 0.00 Call (1)                                  10,000                (54)
   USD 5.370%/
   USD Three Month LIBOR
   Jul 2007 0.00 Call (1)                                   8,000               (143)
   USD 4.900%/
   USD Three Month LIBOR
   Aug 2007 0.00 Call (1)                                   3,000                (13)
   USD 5.000%/
   USD Three Month LIBOR
   Aug 2007 0.00 Call (1)                                   1,000                 (6)
   USD 4.900%/
   USD Three Month LIBOR
   Mar 2008 0.00 Call (2)                                  12,100               (128)
   USD 5.100%/
   USD Three Month LIBOR
   Feb 2008 0.00 Call (1)                                  12,000               (167)
   USD 4.950%/
   USD Three Month LIBOR
   Mar 2008 0.00 Call (1)                                   8,000                (92)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $699)                                                     (626)
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                                    Short Duration Bond Fund  31

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             137   EUR              100    05/24/07                 --
EUR              99   USD              136    05/02/07                 --
EUR           1,120   USD            1,523    05/24/07                 (7)
JPY          58,617   USD              487    05/15/07                 (5)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 (12)
                                                           ==============

INTEREST RATE SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
          COUNTER                NOTIONAL                                                        TERMINATION          VALUE
           PARTY                  AMOUNT       FUND RECEIVES              FUND PAYS                  DATE               $
---------------------------  ----------------  -------------   -------------------------------  --------------   ----------------
Bank of America              USD  2,800        5.000%          Three Month LIBOR                   06/20/09                    (2)
BNP Paribas                  EUR  1,200        2.090%          Consumer Price Index (France)       10/15/10                    68
Deutsche Bank                GBP    600        6.000%          Six Month LIBOR                     12/20/08                     2
Deutsche Bank                USD  8,500        5.000%          Three Month LIBOR                   06/20/09                    (6)
                                               Three Month
Deutsche Bank                USD  2,100        LIBOR           5.000%                              06/20/17                    27
Goldman                      EUR    700        4.000%          Six Month LIBOR                     03/20/09                    (3)
                                                               Mexico Interbank 28 Day Deposit
Goldman                      MXN  2,300        7.780%          Rate                                04/03/12                    (1)
JP Morgan                    EUR    200        1.948%          Consumer Price Index (France)       03/15/12                    --
Lehman Brothers              GBP  1,500        4.500%          Six Month LIBOR                     09/20/09                   (72)
Merrill Lynch                BRL    700        12.948%         Brazil Interbank Deposit Rate       01/04/10                    30
Morgan Stanley               USD  3,700        5.000%          Three Month LIBOR                   06/20/09                    (2)
                                               Three Month
Morgan Stanley               USD    700        LIBOR           5.000%                              06/20/17                     9
UBS                          USD 42,500        5.000%          Three Month LIBOR                   06/20/09                   (29)
                                                                                                                 ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $152                                        21
                                                                                                                 ================

CREDIT DEFAULT SWAP CONTRACTS
-------------------------------------------------------------------------------------------------------------------
                                                                     FUND                               MARKET
          REFERENCE                  COUNTER        NOTIONAL    (PAYS)/RECEIVES    TERMINATION          VALUE
            ENTITY                    PARTY          AMOUNT       FIXED RATE           DATE               $
------------------------------   ----------------   ---------   ---------------   --------------   ----------------
Brazilian Government
   International Bond            Lehman Brothers    USD    1,900     0.240%          11/20/07                     3
Brazilian Government
   International Bond            Lehman Brothers    USD    3,200     1.120%          11/20/11                    74
Dow Jones CDX High Volatility
   4 Index                       Bank of America    USD    1,000    (0.650%)         12/20/16                    (1)
Ford Motor Credit Co.            Merrill Lynch      USD    3,200     1.700%          06/20/07                    11
Gaz Capital for Gazprom          JP Morgan          USD    2,700     0.415%          11/20/07                     8
Gaz Capital for Gazprom          Morgan Stanley     USD    1,400     0.860%          11/20/11                    21
                                 Royal Bank of
Republic of Indonesia            Scotland           USD    1,000     0.400%          12/20/08                     1
Republic of Panama               Deutsche Bank      USD      300     0.250%          12/20/08                    --
Russia Government
   International Bond            Merrill Lynch      USD    1,000     0.305%          12/20/08                     1
SoftBank Corp.                   Deutsche Bank      JPY   30,000     2.300%          09/20/07                     2
                                                                                                   ----------------

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($5)                        120
                                                                                                   ================

See accompanying notes which are an integral part of the financial statements.

 32  Short Duration Bond Fund

RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Asset-Backed Securities                                      20.6
Corporate Bonds and Notes                                    19.8
International Debt                                            2.5
Mortgage-Backed Securities                                   31.9
Non-US Bonds                                                  0.1
United States Government Agencies                             0.1
United States Government Treasuries                           4.0
Preferred Stocks                                              0.4
Options Purchased                                             0.1
Short Term Investments                                       20.1
Other Securities                                              1.4
                                                  ---------------
Total Investments                                           101.0
Other Assets and Liabilities, Net                            (1.0)
                                                  ---------------

                                                            100.0
                                                  ===============

Futures Contracts                                             0.1
Options Written                                              (0.1)
Foreign Currency Exchange Contracts                            --*
Interest Rate Swap Contracts                                   --*
Credit Default Swap Contracts                                  --*

* Less than .05% of net assets.

  See accompanying notes which are an integral part of the financial statements.

                                                    Short Duration Bond Fund  33

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,007.50      $     1,017.16
Expenses Paid During
Period*                       $         7.67      $         7.70

* Expenses are equal to the Fund's annualized expense ratio of 1.54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,011.30      $     1,020.88
Expenses Paid During
Period*                       $         3.94      $         3.96

* Expenses are equal to the Fund's annualized expense ratio of 0.79% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,013.00      $     1,022.12
Expenses Paid During
Period*                       $         2.70      $         2.71

* Expenses are equal to the Fund's annualized expense ratio of 0.54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 34  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.8%
Alabama - 0.4%
County of Jefferson Alabama General Obligation Unlimited (u)           500          5.000       04/01/10               518
Courtland Industrial Development Board Revenue Bonds                   250          5.000       11/01/13               260
Mobile County Board of School Commissioners General
   Obligation Unlimited (u)(ae)                                        375          5.000       03/01/12               392
                                                                                                              ------------
                                                                                                                     1,170
                                                                                                              ------------

Alaska - 0.4%
City of Anchorage Alaska General Obligation Unlimited
   (u)(ae)                                                             500          5.750       12/01/16               535
Northern TOB Securitization Corp. Revenue Bonds                        950          4.625       06/01/23               944
                                                                                                              ------------
                                                                                                                     1,479
                                                                                                              ------------

Arizona - 2.0%
Arizona State Transportation Board Revenue Bonds                       500          5.250       07/01/12               530
Arizona State Transportation Board Revenue Bonds                     1,500          5.000       07/01/14             1,618
Maricopa County Pollution Control Corp. Revenue Bonds                1,000          2.900       06/01/35               981
Phoenix Civic Improvement Corp. Revenue Bonds (u)                      250          5.500       07/01/07               250
Phoenix Civic Improvement Corp. Revenue Bonds (u)                    1,325          5.000       07/01/35             1,396
Salt River Project Agricultural Improvement & Power District
   Revenue Bonds                                                     1,350          5.000       01/01/25             1,411
Town of Marana Arizona Special Assessment                              485          4.600       01/01/26               478
                                                                                                              ------------
                                                                                                                     6,664
                                                                                                              ------------

California - 9.5%
Abag Finance Authority for Nonprofit Corps. Certificate Of
   Participation                                                       600          5.700       08/15/14               609
California State Department of Veterans Affairs Revenue
   Bonds                                                               750          4.600       12/01/28               752
California State Department of Water Resources Revenue Bonds           250          5.500       05/01/10               263
California State Department of Water Resources Revenue Bonds
   (u)                                                               1,000          5.250       05/01/12             1,072
California State Public Works Board Revenue Bonds                      630          5.000       06/01/10               654
California Statewide Communities Development Authority
   Revenue Bonds (E)(u)                                                610          4.100       04/01/28               617
California Statewide Communities Development Authority
   Revenue Bonds (E)                                                 1,000          5.200       12/01/29             1,026
California Statewide Communities Development Authority
   Revenue Bonds (E)(ae)                                             1,250          2.300       04/01/33             1,250
California Statewide Communities Development Authority
   Revenue Bonds (E)                                                 1,100          2.625       04/01/34             1,086
California Statewide Communities Development Authority
   Revenue Bonds                                                     1,500          5.250       03/01/45             1,577
Golden State Tobacco Securitization Corp. Revenue Bonds (ae)           405          5.500       06/01/18               406
Golden State Tobacco Securitization Corp. Revenue Bonds (u)            500          5.000       06/01/20               517
Golden State Tobacco Securitization Corp. Revenue Bonds                555          5.000       06/01/21               556
Golden State Tobacco Securitization Corp. Revenue Bonds (u)            750          4.600       06/01/23               661
Golden State Tobacco Securitization Corp. Revenue Bonds              2,000          4.500       06/01/27             1,969
Golden State Tobacco Securitization Corp. Revenue Bonds                750          5.300       06/01/37               577
Kings River Conservation District Certificate Of
   Participation                                                       850          5.000       05/01/15               901
Los Angeles Unified School District General Obligation
   Unlimited (u)                                                       215          4.250       07/01/28               209
Roseville Westpark Community Facilities District No. 1
   Special Tax                                                         600          5.250       09/01/37               612
Sacramento County Sanitation District Revenue Bonds (E)(u)           1,500          4.121       12/01/35             1,500
Southern California Public Power Authority Revenue Bonds (u)           405          5.375       01/01/12               435
State of California General Obligation Unlimited                     1,000          6.600       02/01/10             1,075
State of California General Obligation Unlimited                     1,000          5.000       10/01/11             1,052

                                                        Tax Exempt Bond Fund  35

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
State of California General Obligation Unlimited                     2,050          5.000       02/01/12             2,161
State of California General Obligation Unlimited                     1,000          5.250       07/01/12             1,072
State of California General Obligation Unlimited                       500          5.250       02/01/14               541
State of California General Obligation Unlimited                       550          5.000       08/01/14               590
State of California General Obligation Unlimited (u)                 1,500          5.000       02/01/26             1,563
State of California General Obligation Unlimited (u)                 1,500          5.250       02/01/30             1,584
State of California General Obligation Unlimited                     1,250          5.000       02/01/33             1,299
Tobacco Securitization Authority of Southern California
   Revenue Bonds                                                     1,000          4.750       06/01/25               999
University of California Revenue Bonds (u)                           1,500          5.000       05/15/13             1,606
University of California Revenue Bonds (u)                           1,000          5.000       05/15/33             1,050
                                                                                                              ------------
                                                                                                                    31,841
                                                                                                              ------------

Colorado - 0.9%
Colorado Department of Transportation Revenue Bonds (u)                265          6.000       06/15/08               272
Colorado Health Facilities Authority Revenue Bonds (u)(ae)           1,000          5.500       05/15/14             1,045
Colorado Health Facilities Authority Revenue Bonds                   1,000          5.250       06/01/23             1,059
Colorado Housing & Finance Authority Revenue Bonds                      40          7.250       04/01/10                40
Colorado Housing & Finance Authority Revenue Bonds                      45          6.300       08/01/12                46
Colorado Housing & Finance Authority Revenue Bonds (E)                  45          6.300       08/01/16                46
Colorado Housing & Finance Authority Revenue Bonds                      30          6.700       10/01/16                30
Jefferson County School District R-001 General Obligation
   Unlimited (u)                                                       500          5.000       12/15/14               541
                                                                                                              ------------
                                                                                                                     3,079
                                                                                                              ------------

Delaware - 0.3%
Delaware State Economic Development Authority Revenue Bonds            225          6.500       01/01/08               229
Delaware State Economic Development Authority Revenue Bonds
   (E)(u)                                                              250          4.900       05/01/26               260
University of Delaware Revenue Bonds (E)                               375          4.000       11/01/26               375
                                                                                                              ------------
                                                                                                                       864
                                                                                                              ------------

District of Columbia - 0.6%
District of Columbia General Obligation Unlimited (u)                1,000          5.500       06/01/09             1,036
District of Columbia Revenue Bonds (u)                               1,000          5.000       02/01/12             1,051
                                                                                                              ------------
                                                                                                                     2,087
                                                                                                              ------------

Florida - 8.6%
City of Lakeland Florida Revenue Bonds                               1,500          5.000       11/15/32             1,539
City of Palm Coast Florida Revenue Bonds (u)                         1,840          5.000       10/01/24             1,958
City of Pembroke Pines Florida Revenue Bonds (u)                     1,000          5.000       10/01/16             1,089
City of Tallahassee Florida Revenue Bonds (u)                          500          5.000       10/01/11               526
County of Hillsborough Florida Revenue Bonds                            50          6.200       12/01/08                51
County of Hillsborough Florida Revenue Bonds (u)                     1,000          5.500       08/01/12             1,084
County of Miami-Dade Florida Revenue Bonds (u)                       1,000          5.000       06/01/14             1,069
Escambia County Health Facilities Authority Revenue Bonds            1,000          5.250       11/15/13             1,076
Florida Department of Childrens & Family Services
   Certificate Of Participation (u)                                  1,175          5.000       10/01/15             1,265
Florida State Board of Education General Obligation
   Unlimited                                                         1,500          5.000       01/01/09             1,531
Florida State Board of Education General Obligation
   Unlimited                                                         1,000          5.000       06/01/16             1,086
Florida State Board of Education Revenue Bonds (u)                   1,000          5.250       01/01/13             1,076

 36  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Florida State Division of Bond Finance Revenue Bonds (u)             1,600          5.250       07/01/13             1,665
Florida Water Pollution Control Financing Corp. Revenue
   Bonds                                                               500          5.500       01/15/12               534
Highlands County Health Facilities Authority Revenue Bonds           1,500          5.250       11/15/36             1,576
Hillsborough County Educational Facilities Authority Revenue
   Revenue Bonds (u)                                                   775          5.750       04/01/18               803
Jacksonville Health Facilities Authority Revenue Bonds
   (E)(u)                                                            2,000          4.010       08/15/19             2,000
Lee Memorial Health System Revenue Bonds                             1,500          5.000       04/01/37             1,534
North Miami Florida Revenue Bonds (u)                                1,325          5.000       04/01/10             1,371
Orlando Utilities Commission Revenue Bonds                           1,000          5.900       10/01/08             1,030
Orlando Utilities Commission Revenue Bonds (ae)                        630          5.250       10/01/20               675
Orlando Utilities Commission Revenue Bonds                             370          5.250       10/01/20               393
Palm Beach County School Board Certificate Of Participation
   (u)                                                               1,000          5.000       08/01/14             1,071
Palm Glades Community Development District Special
   Assessment                                                        1,005          4.850       08/01/11               997
Sarasota County Public Hospital Board Revenue Bonds (E)(u)             500          4.100       07/01/37               500
Tampa-Hillsborough County Expressway Authority Revenue Bonds
   (u)                                                               1,000          5.000       07/01/14             1,076
                                                                                                              ------------
                                                                                                                    28,575
                                                                                                              ------------

Georgia - 2.4%
County of Fulton Georgia Revenue Bonds (u)                           1,500          5.250       01/01/35             1,609
Dalton Georgia Revenue Bonds (u)                                       500          5.750       01/01/09               516
Georgia Municipal Electric Authority Revenue Bonds (u)                 850          6.250       01/01/17             1,012
Georgia State Road & Tollway Authority Revenue Bonds                   590          5.250       03/01/11               623
Main Street Natural Gas, Inc. Revenue Bonds                          2,325          5.000       03/15/16             2,488
State of Georgia General Obligation Unlimited                        1,000          5.750       08/01/08             1,025
State of Georgia General Obligation Unlimited                          600          6.500       12/01/09               642
                                                                                                              ------------
                                                                                                                     7,915
                                                                                                              ------------

Hawaii - 0.9%
Hawaii Housing & Community Development Corp. Revenue Bonds             460          3.700       01/01/22               455
Kauai County Hawaii General Obligation Unlimited (u)(ae)               375          6.250       08/01/19               405
State of Hawaii General Obligation Unlimited (u)                     1,000          5.750       01/01/10             1,051
State of Hawaii General Obligation Unlimited (u)                     1,000          5.000       03/01/12             1,056
                                                                                                              ------------
                                                                                                                     2,967
                                                                                                              ------------

Idaho - 0.4%
Boise State University Revenue Bonds (u)(ae)                         1,230          5.375       04/01/22             1,323
Boise State University Revenue Bonds (u)                                20          5.375       04/01/22                21
                                                                                                              ------------
                                                                                                                     1,344
                                                                                                              ------------

Illinois - 4.1%
Chicago Metropolitan Water Reclamation District-Greater
   Chicago General Obligation Unlimited                              2,000          6.500       12/01/07             2,032
City of Chicago Illinois General Obligation Unlimited, (u)             750          6.000       01/01/11               800
City of Chicago Illinois Tax Allocation (u)                            700    Zero coupon       12/01/07               685
Cook County Community Consolidated School District No.
   15-Palatine General Obligation Limited (u)                        2,235    Zero coupon       12/01/13             1,722
County of Cook Illinois General Obligation Unlimited,
   (u)(ae)                                                           2,160          5.375       11/15/21             2,294
Illinois Finance Authority Revenue Bonds (u)                           400    Zero coupon       01/01/10               361

                                                        Tax Exempt Bond Fund  37

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Revenue Bonds                               670          5.500       10/01/12               720
Illinois Finance Authority Revenue Bonds                               750          5.000       06/01/14               785
Illinois Finance Authority Revenue Bonds                             1,250          5.000       05/01/30             1,272
Illinois Finance Authority Revenue Bonds                               575          5.000       04/01/36               584
Illinois Health Facilities Authority Revenue Bonds                     385          6.000       05/15/10               392
Illinois Housing Development Authority Revenue Bonds                   500          4.850       01/01/37               506
Lake County Community Unit School District No. 116-Round
   Lake General Obligation Unlimited (u)                               400          7.600       02/01/14               491
State of Illinois Revenue Bonds (u)                                  1,000          5.000       06/15/16             1,084
                                                                                                              ------------
                                                                                                                    13,728
                                                                                                              ------------

Indiana - 1.8%
Columbus Multi School Building Corp. Indiana Revenue Bonds
   (u)                                                                 450          5.000       01/10/10               465
Indiana Bond Bank Revenue Bonds (u)                                    315          5.750       08/01/13               327
Indiana Health Facility Financing Authority Revenue Bonds            1,000          5.500       11/15/10             1,057
Indiana Health Facility Financing Authority Revenue Bonds            1,000          5.000       11/01/11             1,047
Indiana State Finance Authority Revenue Bonds (u)                      925          5.000       07/01/11               966
Indiana State Finance Authority Revenue Bonds                        1,500          5.250       02/01/18             1,666
Indiana University Revenue Bonds (ae)                                  500          5.750       08/01/10               527
                                                                                                              ------------
                                                                                                                     6,055
                                                                                                              ------------

Iowa - 0.4%
Iowa Finance Authority Revenue Bonds                                   290          6.000       07/01/10               307
Tobacco Settlement Authority of Iowa Revenue Bonds (ae)              1,000          5.600       06/01/35             1,078
                                                                                                              ------------
                                                                                                                     1,385
                                                                                                              ------------

Kansas - 0.8%
Butler & Sedgwick Counties Unified School District No. 385
   Andover General Obligation Unlimited (u)                            500          5.000       09/01/09               514
Kansas Development Finance Authority Revenue Bonds (u)                 150          5.000       08/01/10               156
Kansas Development Finance Authority Revenue Bonds (u)               1,000          5.000       08/01/13             1,071
Wyandotte County-Kansas City Unified Government Revenue
   Bonds                                                               305          4.750       12/01/16               315
Wyandotte County-Kansas City Unified Government
   Transportation Development District Revenue Bonds                   740          4.875       10/01/28               741
                                                                                                              ------------
                                                                                                                     2,797
                                                                                                              ------------

Kentucky - 0.6%
Louisville & Jefferson County Metropolitan Government
   Revenue Bonds                                                     1,750          5.250       10/01/36             1,831
                                                                                                              ------------

Louisiana - 0.8%
Louisiana Energy & Power Authority Revenue Bonds (u)                   200          5.500       01/01/08               202
Louisiana Offshore Terminal Authority Revenue Bonds (E)              1,000          4.000       09/01/23             1,001
Morehouse Parish Louisiana Revenue Bonds                             1,450          5.250       11/15/13             1,528
                                                                                                              ------------
                                                                                                                     2,731
                                                                                                              ------------

Maryland - 1.3%
Maryland Health & Higher Educational Facilities Authority
   Revenue Bonds                                                     1,000          5.400       01/01/31             1,041

 38  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority
   Revenue Bonds                                                       500          5.000       07/01/40               509
State of Maryland General Obligation Unlimited                       2,500          5.250       03/01/13             2,707
                                                                                                              ------------
                                                                                                                     4,257
                                                                                                              ------------

Massachusetts - 3.5%
Commonwealth of Massachusetts General Obligation Limited
   (ae)                                                                430          6.000       02/01/11               460
Commonwealth of Massachusetts General Obligation Limited             2,000          5.000       07/01/12             2,116
Commonwealth of Massachusetts General Obligation Limited             1,000          5.500       11/01/15             1,118
Commonwealth of Massachusetts General Obligation Limited
   (ae)                                                              1,000          5.750       10/01/19             1,066
Commonwealth of Massachusetts General Obligation Limited
   (u)(ae)                                                           1,000          5.250       01/01/22             1,078
Commonwealth of Massachusetts General Obligation Unlimited           1,000          5.500       10/01/16             1,124
Commonwealth of Massachusetts General Obligation Unlimited
   (u)                                                                 750          5.250       09/01/22               849
Massachusetts Development Finance Agency Revenue Bonds                 125          5.125       12/01/11               126
Massachusetts Development Finance Agency Revenue Bonds                  50          5.150       10/01/14                51
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                        35          5.000       07/01/07                35
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds (u)                                                 1,000          5.100       10/01/27             1,023
Massachusetts School Building Authority Revenue Bonds (u)              750          5.000       08/15/13               803
Massachusetts State Port Authority Revenue Bonds                       125          5.250       07/01/07               125
Massachusetts State Port Authority Revenue Bonds                       150          5.750       07/01/10               159
Massachusetts Water Resources Authority Revenue Bonds
   (u)(ae)                                                           1,425          5.500       08/01/20             1,538
                                                                                                              ------------
                                                                                                                    11,671
                                                                                                              ------------

Michigan - 1.6%
Bishop International Airport Authority Revenue Bonds (u)               750          5.000       12/01/10               766
Manistee Area Public Schools General Obligation Unlimited
   (u)                                                                 235          6.000       05/01/08               240
Michigan Municipal Bond Authority Revenue Bonds                      1,000          5.250       10/01/11             1,063
Michigan Municipal Bond Authority Revenue Bonds (ae)                   500          5.750       10/01/11               537
Michigan State Hospital Finance Authority Revenue Bonds (u)            250          5.000       05/15/07               250
Michigan State Hospital Finance Authority Revenue Bonds              1,000          5.500       11/01/14             1,076
Michigan State Hospital Finance Authority Revenue Bonds
   (u)(ae)                                                           1,000          6.125       11/15/26             1,067
Michigan State Housing Development Authority Revenue Bonds
   (u)                                                                 405          4.150       10/01/13               409
                                                                                                              ------------
                                                                                                                     5,408
                                                                                                              ------------

Minnesota - 0.2%
State Paul Housing & Redevelopment Authority Revenue Bonds             500          5.250       05/15/36               517
                                                                                                              ------------

Missouri - 1.2%
City of State Louis Missouri Revenue Bonds (u)                       1,000          5.250       07/01/11             1,059
City of State Louis Missouri Revenue Bonds (u)                       1,000          5.000       07/01/14             1,071
Joplin Missouri Industrial Development Authority Health
   Revenue Bonds                                                       270          5.500       02/15/13               288
Missouri Development Finance Board Revenue Bonds                     1,150          5.000       03/01/28             1,190
Missouri Housing Development Commission Revenue Bonds                  145          4.350       12/01/07               145
Southeast Missouri State University Revenue Bonds (u)                  250          5.625       04/01/10               263
                                                                                                              ------------
                                                                                                                     4,016
                                                                                                              ------------

                                                        Tax Exempt Bond Fund  39

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Montana - 0.6%
City of Forsyth Montana Revenue Bonds (E)                            1,450          5.200       05/01/33             1,484
Montana Facility Finance Authority Revenue Bonds                       500          4.375       06/01/36               474
                                                                                                              ------------
                                                                                                                     1,958
                                                                                                              ------------

Nevada - 0.6%
Clark County School District General Obligation Limited
   (u)(ae)                                                             330          5.250       06/15/10               340
County of Clark Nevada General Obligation Limited (u)                1,000          5.000       11/01/13             1,070
Truckee Meadows Water Authority Revenue Bonds (u)                      500          5.500       07/01/11               534
                                                                                                              ------------
                                                                                                                     1,944
                                                                                                              ------------

New Hampshire - 0.6%
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                       325          4.600       10/01/07               326
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                     1,675          5.000       07/01/32             1,703
                                                                                                              ------------
                                                                                                                     2,029
                                                                                                              ------------

New Jersey - 2.8%
New Jersey Economic Development Authority Revenue Bonds              1,000          5.000       09/01/12             1,058
New Jersey Economic Development Authority Revenue Bonds              1,000          5.250       03/01/14             1,083
New Jersey Economic Development Authority Revenue Bonds              1,020          5.375       06/15/15             1,095
New Jersey Health Care Facilities Financing Authority
   Revenue Bonds                                                       500          5.250       07/01/25               533
New Jersey State Educational Facilities Authority Revenue
   Bonds                                                             1,000          5.750       09/01/10             1,062
New Jersey State Housing & Mortgage Finance Agency Revenue
   Bonds (u)                                                           885          4.300       11/01/07               888
New Jersey State Turnpike Authority Revenue Bonds (u)                  500          5.500       01/01/09               515
New Jersey Transportation Trust Fund Authority Revenue Bonds           500          6.000       06/15/07               501
Tobacco Settlement Financing Corp. Revenue Bonds                     1,000          5.500       06/01/11             1,067
Tobacco Settlement Financing Corp. Revenue Bonds                       415          4.375       06/01/19               416
Tobacco Settlement Financing Corp. Revenue Bonds                     1,250          4.500       06/01/23             1,231
                                                                                                              ------------
                                                                                                                     9,449
                                                                                                              ------------

New York - 11.7%
Battery Park City Authority Revenue Bonds                            1,500          5.250       11/01/22             1,622
City of New York New York General Obligation Unlimited                 500          5.000       08/01/10               519
City of New York New York General Obligation Unlimited               1,000          5.250       08/01/10             1,045
City of New York New York General Obligation Unlimited               1,500          5.000       08/01/11             1,569
City of New York New York General Obligation Unlimited                 125          5.750       08/01/11               134
City of New York New York General Obligation Unlimited                 850          5.000       03/01/12               893
City of New York New York General Obligation Unlimited                 750          5.000       11/01/12               793
City of New York New York General Obligation Unlimited                 235          5.250       11/01/12               251
City of New York New York General Obligation Unlimited (u)           1,000          5.000       08/01/14             1,073
City of New York New York General Obligation Unlimited (u)           1,000          5.000       08/01/17             1,067
City of New York New York General Obligation Unlimited               1,500          5.000       08/01/21             1,578
City of New York New York General Obligation Unlimited               1,500          5.000       11/01/34             1,566
City of New York New York General Obligation Unlimited               1,000          5.000       03/01/35             1,045
Hudson Yards Infrastructure Corp. Revenue Bonds                      1,000          5.000       02/15/47             1,048
Long Island Power Authority Revenue Bonds (u)                        1,000          5.000       12/01/22             1,071
Long Island Power Authority Revenue Bonds (u)                        1,250          5.000       12/01/23             1,333
Metropolitan Transportation Authority Revenue Bonds (E)(u)           1,000          4.030       11/01/26             1,000

 40  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Revenue Bonds (u)              1,000          5.000       11/15/30             1,044
New York City Municipal Finance Authority Water and Sewer
   Systems Revenue Bonds                                             1,000          5.000       06/15/36             1,055
New York City Municipal Water Finance Authority Revenue
   Bonds                                                             1,500          5.250       06/15/12             1,605
New York City Municipal Water Finance Authority Revenue
   Bonds                                                             1,000          5.000       06/15/35             1,046
New York City Transitional Finance Authority Revenue Bonds           1,000          5.500       02/01/09             1,030
New York Mortgage Agency Revenue Bonds                                 445          5.150       04/01/17               448
New York State Dormitory Authority Revenue Bonds (u)                   815          7.000       07/01/09               843
New York State Dormitory Authority Revenue Bonds (u)                   960          5.000       02/15/13             1,022
New York State Dormitory Authority Revenue Bonds (E)                 2,000          5.250       11/15/23             2,126
New York State Dormitory Authority Revenue Bonds                     1,300          5.000       03/15/31             1,379
New York State Dormitory Authority Revenue Bonds                     1,080          4.650       07/01/39               898
New York State Environmental Facilities Corp. Revenue Bonds
   (u)                                                               1,000          6.000       06/15/12             1,108
New York State Environmental Facilities Corp. Revenue Bonds          1,500          5.000       06/15/34             1,579
Sales Tax Asset Receivables Corp. Revenue Bonds (u)                  1,000          5.000       10/15/29             1,057
Suffolk County Industrial Development Agency Revenue Bonds           1,500          5.000       11/01/28             1,534
Suffolk County Judicial Facilities Agency Revenue Bonds (u)            500          5.500       04/15/09               517
Tobacco Settlement Financing Authority Revenue Bonds                    35          5.500       06/01/10                35
TSASC, Inc. Revenue Bonds (ae)                                       1,000          5.500       07/15/13             1,022
TSASC, Inc. Revenue Bonds                                            1,150          4.750       06/01/22             1,150
United Nations Development Corp. Revenue Bonds                       1,000          5.000       07/01/11             1,009
                                                                                                              ------------
                                                                                                                    39,114
                                                                                                              ------------

North Carolina - 1.9%
Mecklenburg County North Carolina General Obligation
   Unlimited                                                         1,000          5.000       02/01/11             1,048
North Carolina Capital Facilities Finance Agency Revenue
   Bonds                                                               275          4.250       07/01/42               258
North Carolina Eastern Municipal Power Agency Revenue Bonds            250          5.500       01/01/10               260
North Carolina Medical Care Commission Revenue Bonds                   750          5.400       10/01/27               778
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds (u)                                                         1,500          6.000       01/01/12             1,643
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds                                                               200          5.500       01/01/13               214
State of North Carolina General Obligation Unlimited                 1,000          5.000       03/01/12             1,060
University of North Carolina Revenue Bonds (ae)                      1,065          5.375       12/01/14             1,133
                                                                                                              ------------
                                                                                                                     6,394
                                                                                                              ------------

North Dakota - 0.2%
County of Williams North Dakota Revenue Bonds                          750          5.000       11/01/31               765
                                                                                                              ------------

Ohio - 1.4%
City of Columbus Ohio General Obligation Limited                       585          5.250       01/01/11               617
Jackson Local School District Stark & Summit Counties
   General Obligation Unlimited (u)                                    500    Zero coupon       12/01/07               489
Ohio State Building Authority Revenue Bonds                            575          5.750       04/01/08               585
Ohio State Higher Educational Facility Commission Revenue
   Bonds                                                             1,000          5.000       12/01/09             1,027
State of Ohio General Obligation Unlimited                           1,500          5.000       09/15/14             1,616
University of Cincinnati Revenue Bonds (u)                             300          5.500       06/01/08               306
                                                                                                              ------------
                                                                                                                     4,640
                                                                                                              ------------

                                                        Tax Exempt Bond Fund  41

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.7%
Oklahoma Development Finance Authority Revenue Bonds (ae)            1,000          5.750       08/15/13             1,053
Oklahoma Development Finance Authority Revenue Bonds                   275          5.000       10/01/13               288
Oklahoma Housing Finance Agency Revenue Bonds                           55          7.600       09/01/15                55
Tulsa Industrial Authority Revenue Bonds                             1,000          5.000       10/01/37             1,032
                                                                                                              ------------
                                                                                                                     2,428
                                                                                                              ------------

Oregon - 0.9%
Clackamas County School Distrist No. 62C Oregon City General
   Obligation Unlimited (ae)                                           435          6.000       06/15/11               464
Oregon State Department of Administrative Services Revenue
   Bonds (u)                                                           750          5.250       04/01/10               778
Oregon State Department of Transportation Revenue Bonds              1,000          5.000       11/15/13             1,074
State of Oregon General Obligation Limited                             705          5.700       10/01/32               712
                                                                                                              ------------
                                                                                                                     3,028
                                                                                                              ------------

Pennsylvania - 4.3%
Allegheny County Port Authority Revenue Bonds (u)                      250          5.500       03/01/17               267
Allentown Commercial & Industrial Development Authority
   Revenue Bonds (E)(u)                                                200          4.000       12/01/29               200
Berks County Vocational Technical School Authority Revenue
   Bonds (u)                                                         1,260          5.000       06/01/15             1,365
City of Philadelphia Pennsylvania Revenue Bonds (u)                    500          5.500       07/01/07               501
Commonwealth of Pennsylvania General Obligation Unlimited
   (u)                                                               1,300          5.375       07/01/17             1,464
County of Allegheny Pennsylvania General Obligation
   Unlimited (u)                                                     1,000          5.000       10/01/15             1,086
Cumberland County Municipal Authority Revenue Bonds                    645          5.000       01/01/36               658
Erie County Industrial Development Authority Revenue Bonds             180          5.300       04/01/12               188
Lancaster Higher Education Authority Revenue Bonds                   1,705          5.000       04/15/25             1,798
Montgomery County Higher Education & Health Authority
   Revenue Bonds                                                     1,000          5.125       06/01/32             1,035
Norwin School District General Obligation Unlimited (u)(ae)            250          6.000       04/01/20               265
Pennsylvania Turnpike Commission Revenue Bonds (E)(u)                1,500          3.910       10/01/22             1,500
Philadelphia Authority for Industrial Development Revenue
   Bonds (E)(u)                                                      2,000          4.000       03/01/27             2,000
Sayre Health Care Facilities Authority Revenue Bonds (ae)              555          5.300       12/01/12               575
Sayre Health Care Facilities Authority Revenue Bonds (E)             1,500          4.408       12/01/31             1,500
                                                                                                              ------------
                                                                                                                    14,402
                                                                                                              ------------

Puerto Rico - 5.5%
Commonwealth of Puerto Rico General Obligation Unlimited (u)         1,000          5.250       07/01/27             1,051
Commonwealth of Puerto Rico General Obligation Unlimited             1,000          5.250       07/01/32             1,070
Government Development Bank for Puerto Rico Revenue Bonds            3,250          5.000       12/01/09             3,340
Puerto Rico Convention Center Authority Revenue Bonds (u)            1,250          5.000       07/01/31             1,335
Puerto Rico Electric Power Authority Revenue Bonds                     500          5.000       07/01/08               506
Puerto Rico Electric Power Authority Revenue Bonds (u)                 500          5.500       07/01/17               567
Puerto Rico Electric Power Authority Revenue Bonds (E)               1,110          1.000       07/01/31             1,110
Puerto Rico Highway & Transportation Authority Revenue Bonds         2,000          5.000       07/01/13             2,114
Puerto Rico Public Buildings Authority Revenue Bonds (E)             1,500          4.500       07/01/22             1,501
Puerto Rico Public Buildings Authority Revenue Bonds                 2,000          5.500       07/01/23             2,169
Puerto Rico Public Finance Corp. Revenue Bonds (E)(u)                3,250          5.750       08/01/27             3,474
                                                                                                              ------------
                                                                                                                    18,237
                                                                                                              ------------

 42  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.3%
Rhode Island Economic Development Corp. Revenue Bonds (u)            1,000          5.000       06/15/12             1,060
                                                                                                              ------------

South Carolina - 1.8%
Greenville County School District Revenue Bonds                      1,000          5.000       12/01/11             1,049
Orangeburg Joint Governmental Action Authority Revenue Bonds
   (u)                                                               1,050          5.000       10/01/09             1,083
Richland-Lexington Airport District Revenue Bonds (u)                  500          5.000       01/01/09               510
Richland-Lexington Airport District Revenue Bonds (u)                  440          5.000       01/01/10               454
South Carolina State Public Service Authority Revenue Bonds
   (u)                                                                 375          5.500       01/01/11               395
South Carolina Transportation Infrastructure Bank Revenue
   Bonds (u)(ae)                                                     2,500          5.250       10/01/31             2,660
                                                                                                              ------------
                                                                                                                     6,151
                                                                                                              ------------

South Dakota - 0.7%
South Dakota Housing Development Authority Revenue Bonds             1,000          4.800       05/01/22             1,027
South Dakota State Building Authority Revenue Bonds (u)              1,330          5.000       09/01/12             1,409
                                                                                                              ------------
                                                                                                                     2,436
                                                                                                              ------------

Tennessee - 2.2%
Clarksville Natural Gas Acquisition Corp. Revenue Bonds              1,000          5.000       12/15/14             1,066
Memphis-Shelby County Airport Authority Revenue Bonds                1,430          5.050       09/01/12             1,497
Tennessee Energy Acquisition Corp. Revenue Bonds                     1,000          5.000       02/01/16             1,069
Tennessee Energy Acquisition Corp. Revenue Bonds                     1,000          5.250       09/01/17             1,096
Tennessee Energy Acquisition Corp. Revenue Bonds                     1,500          5.000       02/01/18             1,608
Tennessee Housing Development Agency Revenue Bonds                     950          5.375       01/01/18               988
                                                                                                              ------------
                                                                                                                     7,324
                                                                                                              ------------

Texas - 10.4%
Alvin Independent School District General Obligation
   Unlimited                                                           515          6.750       08/15/09               549
Alvin Independent School District General Obligation
   Unlimited                                                           545          6.750       08/15/10               596
Boerne Independent School District General Obligation
   Unlimited                                                         1,380          5.250       02/01/27             1,466
Boerne Independent School District General Obligation
   Unlimited                                                         1,500          5.250       02/01/29             1,591
Brazos River Harbor Navigation District Revenue Bonds (E)              220          4.750       05/15/33               220
Canadian River Municipal Water Authority Revenue Bonds (u)           1,080          5.000       02/15/11             1,128
Canadian River Municipal Water Authority Revenue Bonds (u)             800          5.000       02/15/17               864
Canadian River Municipal Water Authority Revenue Bonds (u)             415          5.000       02/15/18               447
City of Dallas Texas Revenue Bonds (u)                               1,000          4.875       08/15/23             1,017
City of San Antonio Texas Revenue Bonds                              1,000          5.250       02/01/13             1,075
City of San Antonio Texas Revenue Bonds                              1,000          5.000       02/01/14             1,075
Conroe Independent School District General Obligation
   Unlimited                                                         1,445          5.000       02/15/13             1,535
County of Harris Texas General Obligation Limited                    1,435          5.250       08/15/09             1,482
County of Harris Texas Revenue Bonds (E)(u)                          1,500          5.000       08/15/21             1,540
Dallas Independent School District General Obligation
   Unlimited                                                         2,100          5.000       02/15/14             2,247
El Paso County Community College District Revenue Bonds (u)          1,030          5.000       04/01/21             1,106
Midlothian Development Authority Tax Allocation (u)                    500          5.000       11/15/09               512
North Texas Municipal Water District Revenue Bonds (u)               2,000          5.000       09/01/13             2,136
North Texas Tollway Authority Revenue Bonds (E)(u)(ae)                  15          5.000       01/01/18                15
North Texas Tollway Authority Revenue Bonds (E)(u)                     985          5.000       01/01/18               999
Port of Corpus Christi Authority of Nueces County Texas
   Revenue Bonds                                                       385          5.350       11/01/10               389

                                                        Tax Exempt Bond Fund  43

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Round Rock Independent School District General Obligation
   Unlimited                                                         1,000          6.500       08/01/10             1,084
Round Rock Independent School District General Obligation
   Unlimited (ae)                                                      750          6.500       08/01/11               814
Round Rock Independent School District General Obligation
   Unlimited                                                           430          5.375       08/01/12               462
Sabine River Authority Revenue Bonds                                 1,500          5.200       05/01/28             1,518
State of Texas General Obligation Unlimited                          1,500          5.000       04/01/24             1,598
Texas A & M University Revenue Bonds                                 1,000          5.000       07/01/08             1,015
Texas Municipal Gas Acquisition & Supply Corp. I Revenue
   Bonds                                                             1,000          5.000       12/15/13             1,061
Tyler Independent School District General Obligation
   Unlimited                                                         1,350          5.000       02/15/10             1,393
University of Houston Revenue Bonds (u)(ae)                          2,000          5.500       02/15/30             2,095
University of Texas Revenue Bonds                                    1,500          5.000       08/15/24             1,600
                                                                                                              ------------
                                                                                                                    34,629
                                                                                                              ------------

Utah - 0.5%
County of Utah Utah Revenue Bonds                                      200          5.050       11/01/17               210
Intermountain Power Agency Revenue Bonds (u)                         1,400          6.500       07/01/10             1,516
                                                                                                              ------------
                                                                                                                     1,726
                                                                                                              ------------

Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Revenue Bonds                  200          5.000       10/01/13               211
Virgin Islands Public Finance Authority Revenue Bonds                2,500          5.500       10/01/14             2,574
                                                                                                              ------------
                                                                                                                     2,785
                                                                                                              ------------

Virginia - 0.8%
Suffolk Industrial Development Authority Revenue Bonds                 625          5.300       09/01/31               638
Tobacco Settlement Financing Corp. Revenue Bonds                       675          5.000       06/01/47               665
Virginia Commonwealth Transportation Board Revenue Bonds               360          5.375       05/15/12               383
Virginia Housing Development Authority Revenue Bonds (u)               400          5.375       07/01/36               415
Virginia Public Building Authority Revenue Bonds                       500          5.750       08/01/07               502
                                                                                                              ------------
                                                                                                                     2,603
                                                                                                              ------------

Washington - 3.6%
Energy Northwest Revenue Bonds                                       1,000          5.000       07/01/11             1,046
Everett Public Facilities District Revenue Bonds                     2,165          5.000       12/01/26             2,274
King County Public Hospital District No. 2 General
   Obligation Limited (u)                                            1,000          5.000       12/01/19             1,070
King County School District No. 405 Bellevue General
   Obligation Unlimited (u)                                          1,000          5.000       12/01/14             1,078
Kitsap County Washington General Obligation Limited (u)(ae)            775          5.750       07/01/14               822
Mason County School District No. 309 Shelton General
   Obligation Unlimited (u)                                          1,115          5.000       12/01/18             1,221
State of Washington General Obligation Unlimited                     1,500          5.000       01/01/20             1,527
Tobacco Settlement Authority of Washington Revenue Bonds               860          6.500       06/01/26               942
Washington Higher Education Facilities Authority Revenue
   Bonds (u)                                                         1,000          5.000       11/01/13             1,052
Washington Public Power Supply System Revenue Bonds                  1,000          7.000       07/01/08             1,037
                                                                                                              ------------
                                                                                                                    12,069
                                                                                                              ------------

 44  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE           MARKET
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %            MATURITY           $
--------------------------------------------------------------------------------------------------------------------------
Wisconsin - 1.8%
City of Madison Wisconsin Revenue Bonds                                280          4.875       10/01/27               290
Oconto Falls Public School District General Obligation
   Unlimited (u)(ae)                                                   750          5.750       03/01/13               804
State of Wisconsin Certificate Of Participation (u)                  2,825          5.000       03/01/11             2,952
Wisconsin Housing & Economic Development Authority Revenue
   Bonds                                                                40          6.850       11/01/12                40
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds (u)                                                 1,425          5.000       12/01/10             1,481
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                       210          5.250       05/01/12               218
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                       220          5.250       05/01/13               229
                                                                                                              ------------
                                                                                                                     6,014
                                                                                                              ------------

TOTAL MUNICIPAL BONDS (cost $321,741)                                                                              323,566
                                                                                                              ------------

SHORT-TERM INVESTMENTS - 2.3%
Russell Investment Company Tax Free Money Market                 7,521,848                                           7,522
                                                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS (cost $7,522)                                                                           7,522
                                                                                                              ------------

TOTAL INVESTMENTS - 99.1% (identified cost $329,263)                                                               331,088

OTHER ASSETS AND LIABILITIES, NET - 0.9%                                                                             3,072
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                334,160
                                                                                                              ============

  See accompanying notes which are an integral part of the financial statements.

                                                        Tax Exempt Bond Fund  45

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)


                                                                     %
QUALITY RATINGS AS A % OF VALUE
AAA                                                                  48
AA                                                                   17
A                                                                    16
BBB                                                                  14
BB                                                                    1
Other                                                                 4
                                                                    ---
                                                                    100
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
General Obligation                                                   25
Other Revenue                                                        15
Utility Revenue                                                      15
Education                                                            11
Healthcare Revenue                                                   10
Cash Equivalents                                                      8
Industrial Revenue                                                    8
Leasing Revenue                                                       3
Pollution Control Revenue                                             3
Housing Revenue                                                       2
                                                                    ---
                                                                    100
                                                                    ===

See accompanying notes which are an integral part of the financial statements.

 46  Tax Exempt Bond Fund

RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Alabama                                                       0.4
Alaska                                                        0.4
Arizona                                                       2.0
California                                                    9.5
Colorado                                                      0.9
Delaware                                                      0.3
District of Columbia                                          0.6
Florida                                                       8.6
Georgia                                                       2.4
Hawaii                                                        0.9
Idaho                                                         0.4
Illinois                                                      4.1
Indiana                                                       1.8
Iowa                                                          0.4
Kansas                                                        0.8
Kentucky                                                      0.6
Louisiana                                                     0.8
Maryland                                                      1.3
Massachusetts                                                 3.5
Michigan                                                      1.6
Minnesota                                                     0.2
Missouri                                                      1.2
Montana                                                       0.6
Nevada                                                        0.6
New Hampshire                                                 0.6
New Jersey                                                    2.8
New York                                                     11.7
North Carolina                                                1.9
North Dakota                                                  0.2
Ohio                                                          1.4
Oklahoma                                                      0.7
Oregon                                                        0.9
Pennsylvania                                                  4.3
Puerto Rico                                                   5.5
Rhode Island                                                  0.3
South Carolina                                                1.8
South Dakota                                                  0.7
Tennessee                                                     2.2
Texas                                                        10.4
Utah                                                          0.5
Virgin Islands                                                0.8
Virginia                                                      0.8
Washington                                                    3.6
Wisconsin                                                     1.8
Short-Term Investments                                        2.3
                                                  ---------------
Total Investments                                            99.1
Other Assets and Liabilities, Net                             0.9
                                                  ---------------

                                                            100.0
                                                  ===============

  See accompanying notes which are an integral part of the financial statements.

                                                        Tax Exempt Bond Fund  47

RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,076.40      $     1,015.32
Expenses Paid During
Period*                       $         9.83      $         9.54

* Expenses are equal to the Fund's annualized expense ratio of 1.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,080.10      $     1,019.04
Expenses Paid During
Period*                       $         5.98      $         5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.16% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,081.50      $     1,020.28
Expenses Paid During
Period*                       $         4.70      $         4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 48  Tax-Managed Large Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 95.3%
Auto and Transportation - 1.3%
Burlington Northern Santa Fe Corp.                      4,200             368
CSX Corp.                                              32,500           1,403
Expeditors International Washington, Inc.              45,500           1,902
FedEx Corp.                                               200              21
Harley-Davidson, Inc. (N)                               3,100             196
Norfolk Southern Corp.                                 29,700           1,581
Toyota Motor Corp. - ADR                                9,970           1,211
US Airways Group, Inc. (AE)(N)                         20,250             748
                                                                 ------------
                                                                        7,430
                                                                 ------------

Consumer Discretionary - 15.7%
Abercrombie & Fitch Co. Class A                        10,700             874
Allied Waste Industries, Inc. (AE)                    176,600           2,361
Carnival Corp.                                          9,500             465
CBS Corp. Class B                                      63,750           2,025
Coach, Inc. (AE)                                       58,250           2,844
eBay, Inc. (AE)                                        26,700             906
Electronic Arts, Inc. (AE)                              3,400             171
EW Scripps Co. Class A (N)                             11,800             511
Federated Department Stores, Inc. (N)                   6,200             272
Focus Media Holding, Ltd. - ADR (AE)(N)                31,500           1,166
Gannett Co., Inc.                                       2,500             143
Gemstar-TV Guide International, Inc. (AE)               1,796               8
Google, Inc. Class A (AE)                              29,100          13,717
Hanesbrands, Inc. (AE)                                 27,000             718
Hilton Hotels Corp.                                     6,600             224
Home Depot, Inc.                                       15,000             568
InterActiveCorp (AE)(N)                                25,400             968
International Game Technology                          28,060           1,070
Iron Mountain, Inc. (AE)(N)                            40,350           1,134
JC Penney Co., Inc.                                     7,200             569
Jones Apparel Group, Inc.                              15,900             531
Kohl's Corp. (AE)                                      13,300             985
Las Vegas Sands Corp. (AE)                             21,040           1,792
Lowe's Cos., Inc.                                     265,900           8,126
Mattel, Inc.                                           31,200             883
McDonald's Corp.                                       79,800           3,853
News Corp. Class A                                    106,710           2,389
Nike, Inc. Class B                                     25,600           1,379
Office Depot, Inc. (AE)                                53,700           1,805
Polo Ralph Lauren Corp. Class A                        10,260             945
RadioShack Corp. (N)                                   32,600             948
Staples, Inc.                                          33,700             836
Starbucks Corp. (AE)                                  241,340           7,486
Starwood Hotels & Resorts Worldwide, Inc. (o)           4,100             275
Target Corp.                                           22,900           1,360
Tim Hortons, Inc. (N)                                   2,573              81

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Time Warner, Inc.                                     305,175           6,296
Under Armour, Inc. Class B (AE)(N)                     15,570             786
Viacom, Inc. Class A (AE)                              18,450             761
Wal-Mart Stores, Inc.                                  68,100           3,263
Walt Disney Co.                                        73,600           2,575
Wyndham Worldwide Corp. (AE)                          127,300           4,405
Yahoo!, Inc. (AE)                                     118,400           3,320
Yum! Brands, Inc.                                       8,000             495
                                                                 ------------
                                                                       86,289
                                                                 ------------

Consumer Staples - 4.4%
Altria Group, Inc.                                     45,800           3,157
Anheuser-Busch Cos., Inc.                              14,200             698
Coca-Cola Co. (The)                                    50,500           2,636
ConAgra Foods, Inc. (N)                                33,300             818
General Mills, Inc. (N)                                13,700             821
Kellogg Co.                                             3,400             180
Kraft Foods, Inc. Class A                              31,694           1,061
Molson Coors Brewing Co. Class B (N)                   14,300           1,348
PepsiCo, Inc.                                          50,080           3,310
Procter & Gamble Co.                                  111,625           7,179
Walgreen Co.                                           65,200           2,862
                                                                 ------------
                                                                       24,070
                                                                 ------------

Financial Services - 20.8%
Aflac, Inc.                                             3,800             195
AllianceBernstein Holding, LP (N)                      20,100           1,828
Allstate Corp. (The)                                   39,000           2,430
AMBAC Financial Group, Inc.                            23,800           2,185
American Express Co.                                   40,590           2,463
American International Group, Inc.                     94,000           6,572
Apartment Investment & Management Co. Class A
   (o)                                                  4,500             249
Assurant, Inc.                                          6,900             397
Bank of America Corp.                                 183,579           9,344
Bank of New York Co., Inc. (The)                       30,400           1,231
Capital One Financial Corp. (N)                        65,370           4,854
Charles Schwab Corp. (The)                            131,890           2,522
Chicago Mercantile Exchange Holdings, Inc. Class
   A (N)                                               11,940           6,170
Cigna Corp.                                             8,900           1,385
CIT Group, Inc.                                        23,500           1,402
Citigroup, Inc.                                       193,200          10,359
City National Corp.                                       500              37
Comerica, Inc.                                          2,500             155
Compass Bancshares, Inc. (N)                            6,000             409

                                                  Tax-Managed Large Cap Fund  49

RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Countrywide Financial Corp.                            44,700           1,657
E*Trade Financial Corp. (AE)                           18,600             411
First Data Corp.                                       90,340           2,927
Franklin Resources, Inc.                                3,300             433
Genworth Financial, Inc. Class A                       22,800             832
Goldman Sachs Group, Inc.                              32,850           7,181
Hartford Financial Services Group, Inc.                 9,800             992
Host Hotels & Resorts, Inc. (o)                        19,332             496
IntercontinentalExchange, Inc. (AE)                    32,900           4,178
Janus Capital Group, Inc. (N)                          79,400           1,987
JPMorgan Chase & Co.                                   48,200           2,511
Lehman Brothers Holdings, Inc.                         39,600           2,981
Lincoln National Corp.                                  6,600             470
MBIA, Inc. (N)                                         12,900             897
Merrill Lynch & Co., Inc.                              52,700           4,755
MGIC Investment Corp. (N)                               6,200             382
Moody's Corp.                                          52,000           3,438
Morgan Stanley                                         88,900           7,468
Piper Jaffray Cos., Inc. (AE)                             700              45
Progressive Corp. (N)                                  38,100             879
ProLogis (o)                                            9,900             642
Simon Property Group, Inc. (o)                          1,900             219
State Street Corp.                                     31,900           2,197
SunTrust Banks, Inc.                                    8,700             734
TCF Financial Corp. (N)                                 5,300             144
TD Ameritrade Holding Corp. (AE)                       11,000             188
Torchmark Corp.                                         7,900             540
Travelers Cos., Inc. (The)                              6,700             362
UBS AG                                                 15,520           1,007
US Bancorp                                             77,200           2,652
Wachovia Corp.                                         26,200           1,455
Washington Mutual, Inc.                                74,700           3,136
Wells Fargo & Co.                                      52,700           1,891
Western Union Co. (The)                                 2,440              51
WR Berkley Corp.                                        1,950              63
                                                                 ------------
                                                                      114,388
                                                                 ------------

Health Care - 16.2%
Abbott Laboratories                                    71,800           4,065
Abraxis BioScience, Inc. (AE)                          36,400           1,001
Aetna, Inc.                                            60,100           2,818
Allergan, Inc.                                         43,320           5,250
Amgen, Inc. (AE)                                       19,700           1,264
Baxter International, Inc.                             26,300           1,489
Biogen Idec, Inc. (AE)                                  9,800             463
Biomet, Inc. (AE)                                       3,100             134
Boston Scientific Corp. (AE)                          171,400           2,646
Celgene Corp. (AE)(N)                                  30,220           1,848
Cerner Corp. (AE)(N)                                   25,400           1,352
CVS Corp.                                             152,200           5,516
Eli Lilly & Co.                                           900              53
Forest Laboratories, Inc. (AE)                         12,100             644

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Genentech, Inc. (AE)                                   82,880           6,630
Genzyme Corp. (AE)                                     65,100           4,252
Gilead Sciences, Inc. (AE)                             46,760           3,821
GlaxoSmithKline PLC - ADR                              12,300             711
Intuitive Surgical, Inc. (AE)(N)                       25,370           3,290
Johnson & Johnson                                      29,300           1,882
Merck & Co., Inc.                                      58,600           3,014
Patterson Cos., Inc. (AE)(N)                           32,500           1,172
Pfizer, Inc.                                          260,700           6,898
Schering-Plough Corp.                                  93,100           2,954
Sepracor, Inc. (AE)(N)                                 19,700           1,058
Shire PLC - ADR (N)                                    28,360           1,982
Stryker Corp. (N)                                      35,600           2,312
Teva Pharmaceutical Industries, Ltd. - ADR             67,800           2,597
Thermo Fisher Scientific, Inc. (AE)(N)                 17,870             930
UnitedHealth Group, Inc.                               63,400           3,364
Varian Medical Systems, Inc. (AE)                      50,200           2,119
Watson Pharmaceuticals, Inc. (AE)(N)                   42,800           1,168
WellPoint, Inc. (AE)                                   58,390           4,611
Wyeth                                                  65,100           3,613
Zimmer Holdings, Inc. (AE)                             22,800           2,063
                                                                 ------------
                                                                       88,984
                                                                 ------------

Integrated Oils - 4.3%
BP PLC - ADR                                           19,100           1,286
Chevron Corp.                                          87,587           6,813
ConocoPhillips                                         79,179           5,491
Exxon Mobil Corp.                                      95,946           7,616
Hess Corp.                                              6,000             341
Marathon Oil Corp.                                      4,300             437
Occidental Petroleum Corp.                             17,400             882
Royal Dutch Shell PLC - ADR                             7,300             506
                                                                 ------------
                                                                       23,372
                                                                 ------------

Materials and Processing - 2.7%
Air Products & Chemicals, Inc.                         10,400             796
Alcoa, Inc.                                            14,900             529
Archer-Daniels-Midland Co.                             35,800           1,386
Cameco Corp.                                           43,480           2,027
Cemex SAB de CV - ADR (AE)                             78,900           2,564
Dow Chemical Co. (The)                                  5,100             228
Eastman Chemical Co. (N)                                6,900             467
Masco Corp.                                            12,100             329
Monsanto Co.                                           33,040           1,949
Praxair, Inc.                                           9,500             613
Precision Castparts Corp.                               8,620             897
Rohm & Haas Co.                                         4,800             246

 50  Tax-Managed Large Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Temple-Inland, Inc.                                    11,600             687
United States Steel Corp.                              21,500           2,183
                                                                 ------------
                                                                       14,901
                                                                 ------------

Miscellaneous - 3.9%
Eaton Corp.                                            14,600           1,303
Fortune Brands, Inc.                                    2,000             160
General Electric Co.                                  325,120          11,984
Honeywell International, Inc.                          14,600             791
Johnson Controls, Inc.                                 16,500           1,688
Tyco International, Ltd.                              166,100           5,420
                                                                 ------------
                                                                       21,346
                                                                 ------------

Other Energy - 2.8%
Anadarko Petroleum Corp.                               24,100           1,124
Cameron International Corp. (AE)                       26,840           1,733
Devon Energy Corp.                                     44,900           3,272
Dynegy, Inc. Class A (AE)                               3,332              31
Halliburton Co.                                        16,600             527
Schlumberger, Ltd.                                     80,300           5,929
Valero Energy Corp.                                     6,600             464
Weatherford International, Ltd. (AE)                    6,900             362
XTO Energy, Inc.                                       32,760           1,778
                                                                 ------------
                                                                       15,220
                                                                 ------------
Producer Durables - 3.6%
American Tower Corp. Class A (AE)                      14,600             555
Applied Materials, Inc.                                99,810           1,918
Boeing Co.                                             27,310           2,540
Caterpillar, Inc.                                       3,600             261
Centex Corp. (N)                                        1,400              63
Crown Castle International Corp. (AE)(N)               35,810           1,230
Deere & Co.                                            10,320           1,129
Emerson Electric Co.                                   14,600             686
Ingersoll-Rand Co., Ltd. Class A                       20,400             911
KB Home (N)                                             1,800              79
Lennar Corp. Class A (N)                                1,200              51
Lockheed Martin Corp.                                   8,600             827
Northrop Grumman Corp.                                 12,000             884
Parker Hannifin Corp. (N)                               8,000             737
Toll Brothers, Inc. (AE)                                8,500             253
United Technologies Corp.                             111,600           7,492
                                                                 ------------
                                                                       19,616
                                                                 ------------

Technology - 12.9%
Akamai Technologies, Inc. (AE)                         34,720           1,530
Altera Corp.                                           50,400           1,136
Analog Devices, Inc.                                    3,000             116
Apple, Inc. (AE)                                       80,620           8,046
Broadcom Corp. Class A (AE)                           161,640           5,261
Cisco Systems, Inc. (AE)                              249,430           6,670
Computer Sciences Corp. (AE)                            9,000             500

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Corning, Inc. (AE)                                    147,110           3,489
Dell, Inc. (AE)                                        57,120           1,440
Electronics for Imaging, Inc. (AE)(N)                  15,800             421
EMC Corp. (AE)                                        118,600           1,800
Hewlett-Packard Co.                                    60,300           2,541
Ingram Micro, Inc. Class A (AE)                        41,600             816
Intel Corp.                                            23,300             501
International Business Machines Corp.                  72,600           7,420
Intersil Corp. Class A                                  1,700              51
Jabil Circuit, Inc. (N)                                32,600             760
Juniper Networks, Inc. (AE)                            15,400             344
Linear Technology Corp. (N)                            24,400             913
Microsoft Corp.                                       104,800           3,138
Motorola, Inc.                                          2,800              49
NCR Corp. (AE)                                         22,300           1,124
Oracle Corp. (AE)                                     119,500           2,247
Qualcomm, Inc.                                        231,500          10,140
Raytheon Co.                                            9,800             525
Salesforce.com, Inc. (AE)(N)                           61,330           2,576
Seagate Technology, Inc. (AE)                          26,700              --
Sun Microsystems, Inc. (AE)                           399,450           2,085
Sybase, Inc. (AE)                                      25,600             619
Symantec Corp. (AE)                                   178,700           3,145
Texas Instruments, Inc.                                36,450           1,253
Xilinx, Inc.                                           17,500             516
                                                                 ------------
                                                                       71,172
                                                                 ------------

Utilities - 6.7%
AES Corp. (The) (AE)                                    8,100             178
Alltel Corp.                                           11,500             721
America Movil SAB de CV
   Series L                                            79,700           4,187
American Electric Power Co., Inc.                       5,400             271
AT&T, Inc.                                            156,606           6,064
Comcast Corp. (AE)
   Class A                                             38,400           1,024
   Special Class A                                    169,500           4,475
Dominion Resources, Inc.                                  300              27
DTE Energy Co. (N)                                      2,200             111
Duke Energy Corp.                                       9,200             189
Edison International                                   31,300           1,639
Embarq Corp.                                           17,052           1,024
Exelon Corp.                                           36,100           2,722
FirstEnergy Corp.                                         900              62
NII Holdings, Inc. (AE)                                23,000           1,765
Northeast Utilities                                    22,200             714
PG&E Corp. (N)                                         46,600           2,358
Pinnacle West Capital Corp.                            11,300             546

                                                  Tax-Managed Large Cap Fund  51

RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PPL Corp.                                               1,600              70
Sierra Pacific Resources (AE)                          31,900             582
Spectra Energy Corp.                                    4,600             120
Sprint Nextel Corp.                                   147,756           2,960
TXU Corp.                                               4,400             288
Verizon Communications, Inc.                          113,080           4,317
Xcel Energy, Inc. (N)                                  23,300             561
                                                                 ------------
                                                                       36,975
                                                                 ------------

TOTAL COMMON STOCKS
(cost $382,236)                                                       523,763
                                                                 ------------

SHORT-TERM INVESTMENTS - 4.7%
Russell Investment Company
   Money Market Fund                               24,102,000          24,102
United States Treasury Bills (c)(z)(sec.)
   5.041% due 06/14/07                                  1,500           1,491
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $25,593)                                                         25,593
                                                                 ------------

OTHER SECURITIES - 7.0%
Russell Investment Company
   Money Market Fund (X)                            7,404,348           7,404
State Street Securities Lending
   Quality Trust (X)                               31,117,423          31,117
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $38,521)                                                         38,521
                                                                 ------------

TOTAL INVESTMENTS - 107.0%
(identified cost $446,350)                                            587,877

OTHER ASSETS AND LIABILITIES,
NET - (7.0%)                                                          (38,406)
                                                                 ------------

NET ASSETS - 100.0%                                                   549,471
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
S&P 500 E-Mini Index (CME)
   expiration date 06/07 (132)                              9,823                456
S&P 500 Index (CME)
   expiration date 06/07 (41)                              15,256                642
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,098
                                                                     ===============

See accompanying notes which are an integral part of the financial statements.

 52  Tax-Managed Large Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                   % OF
                                                    NET
CATEGORIES                                        ASSETS
-------------------------------------------------------------
Auto and Transportation                                   1.3
Consumer Discretionary                                   15.7
Consumer Staples                                          4.4
Financial Services                                       20.8
Health Care                                              16.2
Integrated Oils                                           4.3
Materials and Processing                                  2.7
Miscellaneous                                             3.9
Other Energy                                              2.8
Producer Durables                                         3.6
Technology                                               12.9
Utilities                                                 6.7
Short-Term Investments                                    4.7
Other Securities                                          7.0
                                              ---------------
Total Investments                                       107.0
Other Assets and Liabilities, Net                        (7.0)
                                              ---------------

                                                        100.0
                                              ===============

Futures Contracts                                          --*

* Less than .05% of net assets.

  See accompanying notes which are an integral part of the financial statements.

                                                  Tax-Managed Large Cap Fund  53

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,090.20      $     1,013.64
Expenses Paid During
Period*                       $        11.66      $        11.23

* Expenses are equal to the Fund's annualized expense ratio of 2.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,095.00      $     1,017.36
Expenses Paid During
Period*                       $         7.79      $         7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,095.70      $     1,018.60
Expenses Paid During
Period*                       $         6.50      $         6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 54  Tax-Managed Mid & Small Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 90.7%
Auto and Transportation - 4.3%
AAR Corp. (AE)                                         13,725             419
Alexander & Baldwin, Inc.                              14,738             788
American Commercial Lines, Inc. (AE)                    7,940             234
AMR Corp. (AE)                                          9,300             243
ArvinMeritor, Inc.                                      9,030             186
Bristow Group, Inc. (AE)(N)                             4,230             159
Con-way, Inc.                                           3,820             209
Cooper Tire & Rubber Co.                               22,300             431
Fleetwood Enterprises, Inc. (AE)(N)                    51,457             429
General Maritime Corp. (N)                             18,972             608
Genesee & Wyoming, Inc. Class A (AE)(N)                 5,651             154
Gentex Corp. (N)                                       12,260             218
Keystone Automotive Industries, Inc. (AE)              22,440             746
Landstar System, Inc.                                  11,420             552
Modine Manufacturing Co. (N)                            7,520             174
Old Dominion Freight Line, Inc. (AE)                   13,600             402
Overseas Shipholding Group, Inc.                        5,700             404
Pacer International, Inc.                               5,925             151
Skywest, Inc.                                           6,640             181
Strattec Security Corp. (AE)                            2,790             132
Tenneco, Inc. (AE)                                     20,150             603
UTI Worldwide, Inc.                                     9,975             234
Visteon Corp. (AE)(N)                                  70,597             644
Wabtec Corp.                                           41,477           1,541
Winnebago Industries, Inc. (N)                         24,296             779
                                                                 ------------
                                                                       10,621
                                                                 ------------

Consumer Discretionary - 19.4%
99 Cents Only Stores (AE)(N)                           48,089             688
Aaron Rents, Inc.                                      12,529             355
Activision, Inc. (AE)                                  84,140           1,683
Advisory Board Co. (The) (AE)                           6,307             299
Aeropostale, Inc. (AE)                                 10,230             421
AMN Healthcare Services, Inc. (AE)                      8,010             195
AnnTaylor Stores Corp. (AE)                             5,470             210
Applebees International, Inc.                          10,285             280
aQuantive, Inc. (AE)(N)                                83,820           2,566
Arbitron, Inc. (N)                                     18,527             913
Big 5 Sporting Goods Corp.                             10,660             273
Bright Horizons Family Solutions, Inc. (AE)             7,800             301
Callaway Golf Co. (N)                                  10,970             197
Carter's, Inc. (AE)                                    21,546             565
Casual Male Retail Group, Inc. (AE)(N)                 60,649             698
Cato Corp. (The) Class A                               18,625             402
CDI Corp.                                               5,480             162
CEC Entertainment, Inc. (AE)                           15,200             633
Central European Distribution Corp. (AE)(N)            12,472             371

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Consolidated Graphics, Inc. (AE)                        3,875             292
Corinthian Colleges, Inc. (AE)(N)                      50,647             700
Corrections Corp. of America (AE)                       5,442             309
Cost Plus, Inc. (AE)(N)                                68,879             672
CoStar Group, Inc. (AE)                                11,225             548
Cox Radio, Inc. Class A (AE)(N)                        48,036             678
DeVry, Inc. (N)                                        22,506             742
Diamond Management & Technology Consultants,
   Inc. Class A                                        55,848             633
Discovery Holding Co. Class A (AE)                      4,050              88
DreamWorks Animation SKG, Inc. Class A (AE)             6,480             190
Earthlink, Inc. (AE)                                   28,125             215
Ethan Allen Interiors, Inc. (N)                         4,530             160
Fossil, Inc. (AE)(N)                                   24,186             681
FTI Consulting, Inc. (AE)(N)                           19,249             708
Gemstar-TV Guide International, Inc. (AE)                 265               1
Getty Images, Inc. (AE)(N)                             20,105           1,045
Global Imaging Systems, Inc. (AE)                      23,900             690
Greenfield Online, Inc. (AE)                           29,790             487
Guess?, Inc.                                           14,580             574
Harman International Industries, Inc.                   3,200             390
Harte-Hanks, Inc.                                       6,310             165
Haverty Furniture Cos., Inc. (N)                        4,200              54
Hearst-Argyle Television, Inc. Class A                  6,340             169
Home Solutions of America, Inc. (AE)(N)                12,420              59
Iconix Brand Group, Inc. (AE)                          18,320             369
International Speedway Corp. Class A                    3,790             187
inVentiv Health, Inc. (AE)                              5,510             209
Ipass, Inc. (AE)(N)                                    28,202             151
Jackson Hewitt Tax Service, Inc. (N)                    4,460             123
John Wiley & Sons, Inc. Class A                         4,290             161
JOS A Bank Clothiers, Inc. (AE)(N)                      4,798             185
Kellwood Co. (N)                                        6,400             180
Kelly Services, Inc. Class A                            5,540             159
Krispy Kreme Doughnuts, Inc. (AE)(N)                   20,600             200
Lamar Advertising Co. Class A                           4,000             241
Landry's Restaurants, Inc. (N)                          6,600             196
Lifetime Brands, Inc.                                  34,350             750
Lodgenet Entertainment Corp. (AE)                       5,240             179
Matthews International Corp. Class A                   20,450             862
MAXIMUS, Inc.                                           4,852             170
McClatchy Co. Class A (N)                               4,270             123
Men's Wearhouse, Inc. (The)                             4,480             194
Monster Worldwide, Inc. (AE)                            7,790             328
MPS Group, Inc. (AE)                                   13,170             180

                                            Tax-Managed Mid & Small Cap Fund  55

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MSC Industrial Direct Co., Inc. Class A (N)             8,519             415
Nautilus, Inc. (N)                                     41,894             579
Navigant Consulting, Inc. (AE)(N)                       7,600             146
Net 1 UEPS Technologies, Inc. (AE)(N)                  20,730             522
NetFlix, Inc. (AE)(N)                                  46,775           1,037
New York & Co., Inc. (AE)                               9,440             132
NutriSystem, Inc. (AE)(N)                               4,470             277
O'Charleys, Inc. (AE)                                  33,110             699
O'Reilly Automotive, Inc. (AE)                          7,190             256
Oxford Industries, Inc.                                10,850             504
Parlux Fragrances, Inc. (AE)(N)                        22,170             101
PEP Boys-Manny Moe & Jack (N)                          10,820             202
PF Chang's China Bistro, Inc. (AE)(N)                  46,615           1,783
Polo Ralph Lauren Corp. Class A                         6,110             563
RadioShack Corp.                                       10,590             308
Rare Hospitality International, Inc. (AE)               5,070             148
RC2 Corp. (AE)                                         14,700             586
Red Robin Gourmet Burgers, Inc. (AE)                    4,800             190
Rent-A-Center, Inc. Class A (AE)(N)                     9,327             260
School Specialty, Inc. (AE)(N)                         18,481             610
Scientific Games Corp. (AE)(N)                         40,850           1,360
Service Corp. International                            22,520             274
ServiceMaster Co. (The)                                17,210             265
Shuffle Master, Inc. (AE)(N)                           42,128             717
Station Casinos, Inc.                                   4,910             427
Stein Mart, Inc. (N)                                   50,525             824
Strayer Education, Inc.                                19,111           2,376
Sturm Ruger & Co., Inc. (AE)(N)                        62,523             807
Tetra Tech, Inc. (AE)                                   8,797             183
Toro Co.                                                4,510             227
Under Armour, Inc. Class A (AE)(N)                     10,750             543
United Online, Inc. (N)                                11,006             159
Urban Outfitters, Inc. (AE)(N)                         15,015             387
USANA Health Sciences, Inc. (AE)(N)                     3,056             122
Valueclick, Inc. (AE)(N)                               50,538           1,445
VistaPrint, Ltd. (AE)(N)                               15,990             598
Watson Wyatt Worldwide, Inc. Class A                    5,111             241
WESCO International, Inc. (AE)                          8,540             539
WMS Industries, Inc. (AE)(N)                           17,060             680
Zumiez, Inc. (AE)                                       9,730             384
                                                                 ------------
                                                                       48,485
                                                                 ------------

Consumer Staples - 2.5%
Coca-Cola Bottling Co. Consolidated                     1,870             103
Cott Corp. (AE)(N)                                     65,829           1,066
Hain Celestial Group, Inc. (AE)                         7,154             215
Hansen Natural Corp. (AE)(N)                            8,310             318
Lance, Inc.                                            28,528             631
Loews Corp. - Carolina Group                            1,700             130
Longs Drug Stores Corp.                                 3,870             212
Medifast, Inc. (AE)(N)                                 13,810             101

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Performance Food Group Co. (AE)                         7,464             233
Ralcorp Holdings, Inc. (AE)                             4,120             271
Rite Aid Corp. (AE)(N)                                 39,770             244
Ruddick Corp. (N)                                      24,245             728
Sensient Technologies Corp.                            17,475             458
SunOpta, Inc. (AE)                                     92,790           1,201
SUPERVALU, Inc.                                           370              17
Tootsie Roll Industries, Inc. (N)                       5,808             168
Weis Markets, Inc. (N)                                  3,320             143
                                                                 ------------
                                                                        6,239
                                                                 ------------

Financial Services - 16.0%
Advanta Corp. Class B                                  19,775             906
Affiliated Managers Group, Inc. (AE)                    4,210             495
Alexander's, Inc. (AE)(o)                                 490             188
Alfa Corp.                                              7,470             134
American Campus Communities, Inc. (o)                  16,375             501
Argonaut Group, Inc. (AE)                              14,925             502
Bank of the Ozarks, Inc.                                7,890             232
BankAtlantic Bancorp, Inc. Class A                     10,920             105
BioMed Realty Trust, Inc. (o)                          11,275             324
BlackRock, Inc. Class A (N)                             1,400             210
Capital Southwest Corp. (N)                             1,110             172
Capital Trust, Inc. Class A (o)(N)                      3,115             148
Cedar Shopping Centers, Inc. (o)(N)                    55,697             889
Central Pacific Financial Corp.                         9,475             326
Checkfree Corp. (AE)(N)                                24,165             813
Chemical Financial Corp. (N)                            5,090             136
CIT Group, Inc.                                         6,400             382
Citizens Banking Corp. (N)                              6,840             137
Crescent Real Estate Equities Co. (o)                   8,463             174
Cullen/Frost Bankers, Inc.                              8,625             441
Deerfield Triarc Capital Corp. (o)                      9,980             162
Delphi Financial Group Class A                          7,645             326
Dun & Bradstreet Corp.                                  2,200             199
Euronet Worldwide, Inc. (AE)(N)                        84,045           2,341
Federal Realty Investors Trust (o)                      3,380             305
FelCor Lodging Trust, Inc. (o)                          7,505             192
Fidelity National Financial, Inc. Class A               8,746             223
Fidelity National Information Services, Inc.            3,844             194
First Citizens BancShares, Inc. Class A                   810             164
First Commonwealth Financial Corp. (N)                 11,810             131
First Financial Corp. (N)                               5,250             150

 56  Tax-Managed Mid & Small Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
First Industrial Realty Trust, Inc. (o)(N)             14,137             619
First Midwest Bancorp, Inc.                            13,603             489
First Potomac Realty Trust (o)(N)                      12,525             323
FNB Corp. (N)                                           8,820             148
Fremont General Corp. (N)                               9,120              69
Fulton Financial Corp. (N)                             12,030             177
GATX Corp. (N)                                         29,505           1,446
General Growth Properties, Inc. (o)                    10,200             651
GFI Group, Inc. (AE)(N)                                 3,595             249
Glacier Bancorp, Inc. (N)                               9,222             198
Glimcher Realty Trust (o)(N)                            5,710             154
Greenhill & Co., Inc. (N)                               8,980             568
Hanover Insurance Group, Inc. (The)                    12,906             593
Health Care Property Investors, Inc. (o)                  380              13
Health Care REIT, Inc. (o)                              4,510             204
Healthcare Realty Trust, Inc. (o)                       5,100             174
Hersha Hospitality Trust (o)                           59,850             711
Highland Hospitality Corp. (o)                         10,170             194
Home Properties, Inc. (o)                               9,480             528
Hub International, Ltd.                                 9,250             386
IMPAC Mortgage Holdings, Inc. (o)(N)                   30,290             168
IndyMac Bancorp, Inc. (N)                               4,530             137
Integra Bank Corp.                                      6,830             155
IntercontinentalExchange, Inc. (AE)                     5,970             758
International Securities Exchange Holdings, Inc.
   Class A (N)                                         11,200             747
Investment Technology Group, Inc. (AE)                 18,161             687
Investors Financial Services Corp.                      5,450             337
Investors Real Estate Trust (o)(N)                     13,880             146
Knight Capital Group, Inc. Class A (AE)                30,550             495
LandAmerica Financial Group, Inc. Class A (N)           2,542             204
Leucadia National Corp.                                10,410             314
Mercury General Corp.                                   2,950             160
Mid-America Apartment Communities, Inc. (o)            14,932             806
National Penn Bancshares, Inc. (N)                      8,284             154
Nationwide Health Properties, Inc. (o)                  7,670             246
Nelnet, Inc. Class A                                   28,375             763
Nuveen Investments, Inc. Class A                        4,430             236
Old Republic International Corp.                       15,337             326
Omega Financial Corp. (N)                               6,820             191
Phoenix Cos., Inc. (The)                               10,690             159
Placer Sierra Bancshares                                6,850             190
PMI Group, Inc. (The)                                   4,810             233
Popular, Inc. (N)                                      13,900             234
Post Properties, Inc. (o)(N)                            8,555             401
Provident Bankshares Corp. (N)                          4,746             152
Radian Group, Inc.                                      3,442             200
Raymond James Financial, Inc.                           7,908             243

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Reinsurance Group of America, Inc.                      3,610             225
RLI Corp.                                               9,300             518
Selective Insurance Group, Inc.                         6,040             158
Signature Bank (AE)                                    24,750             779
Sky Financial Group, Inc.                              12,060             329
SL Green Realty Corp. (o)                                 150              21
South Financial Group, Inc. (The)                       6,740             153
Sovereign Bancorp, Inc.                                11,963             290
State Auto Financial Corp.                              4,480             135
Sterling Financial Corp.                               17,615             519
Sun Communities, Inc. (o)                              22,357             665
TD Ameritrade Holding Corp. (AE)(N)                    13,900             237
Texas Capital Bancshares, Inc. (AE)(N)                 72,230           1,467
UnionBanCal Corp.                                       3,300             203
United Bankshares, Inc.                                13,300             446
United Fire & Casualty Co.                             18,825             692
Valley National Bancorp (N)                            10,451             265
Vornado Realty Trust (o)                                5,230             620
W Holding Co., Inc.                                    87,341             423
Waddell & Reed Financial, Inc. Class A                 34,525             836
Washington Real Estate Investment Trust (o)(N)          7,320             277
Westamerica Bancorporation (N)                         12,328             577
Wintrust Financial Corp. (N)                           38,538           1,656
WR Berkley Corp.                                        2,719              88
                                                                 ------------
                                                                       39,917
                                                                 ------------

Health Care - 12.0%
Abraxis BioScience, Inc. (AE)                           6,350             175
Affymetrix, Inc. (AE)(N)                               32,432             852
Align Technology, Inc. (AE)                            23,170             525
Amedisys, Inc. (AE)                                     4,667             146
Anadys Pharmaceuticals, Inc. (AE)(N)                   35,850             146
Applera Corp. - Celera Group (AE)                      16,560             232
Arrow International, Inc.                               5,150             164
Arthrocare Corp. (AE)                                   8,575             354
Celgene Corp. (AE)(N)                                  11,230             687
Cephalon, Inc. (AE)                                     4,200             334
Charles River Laboratories International, Inc.
   (AE)                                                 4,618             219
Chattem, Inc. (AE)(N)                                  14,509             829
Cooper Cos., Inc. (The)                                 4,120             210
Covance, Inc. (AE)                                     11,890             719
Coventry Health Care, Inc. (AE)                         8,550             494
Cytyc Corp. (AE)                                       13,141             463
Datascope Corp.                                         4,090             152
Diversa Corp. (AE)(N)                                  38,216             278

                                            Tax-Managed Mid & Small Cap Fund  57

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Durect Corp. (AE)(N)                                   69,949             313
Emdeon Corp. (AE)(N)                                   17,940             290
Enzon Pharmaceuticals, Inc. (AE)(N)                    18,090             153
Gen-Probe, Inc. (AE)                                   12,040             615
Gentiva Health Services, Inc. (AE)                     41,554             778
Haemonetics Corp. (AE)                                 18,058             864
Henry Schein, Inc. (AE)(N)                             24,261           1,265
Idexx Laboratories, Inc. (AE)                          17,963           1,620
ImClone Systems, Inc. (AE)(N)                           5,990             251
Intuitive Surgical, Inc. (AE)(N)                        4,430             574
Invitrogen Corp. (AE)                                  23,451           1,535
KV Pharmaceutical Co. (AE)                             29,830             776
Kyphon, Inc. (AE)(N)                                   11,220             523
Ligand Pharmaceuticals, Inc. Class B                   13,900              95
Lincare Holdings, Inc. (AE)                             4,340             171
Matria Healthcare, Inc. (AE)(N)                        34,266             993
Millennium Pharmaceuticals, Inc. (AE)(N)               16,200             179
Northfield Laboratories, Inc. (AE)(N)                  39,140             188
NuVasive, Inc. (AE)(N)                                  9,090             234
Omnicare, Inc. (N)                                      3,000              99
Omnicell, Inc. (AE)                                     7,100             163
Option Care, Inc. (N)                                  37,675             515
Orthofix International NV (AE)                          9,600             506
OSI Pharmaceuticals, Inc. (AE)(N)                       5,394             187
Par Pharmaceutical Cos., Inc. (AE)                     35,815             964
Pharmaceutical Product Development, Inc.               19,830             715
PolyMedica Corp. (N)                                   20,767             840
PSS World Medical, Inc. (AE)(N)                        20,897             420
Psychiatric Solutions, Inc. (AE)                       16,050             563
Quality Systems, Inc. (AE)(N)                          12,140             491
Renovis, Inc. (AE)(N)                                  39,050             152
Respironics, Inc. (AE)                                  4,830             197
Stericycle, Inc. (AE)                                   9,823             856
Sunrise Senior Living, Inc. (AE)(N)                    19,839             760
SurModics, Inc. (AE)(N)                                15,357             624
Symmetry Medical, Inc. (AE)(N)                         31,250             531
Techne Corp. (AE)                                       3,040             179
Tenet Healthcare Corp. (AE)                            31,670             235
US Physical Therapy, Inc. (AE)                         30,209             441
Varian Medical Systems, Inc. (AE)                       3,900             165
Vital Signs, Inc.                                      10,700             611
WebMD Health Corp. Class A (AE)                         2,800             146
WellCare Health Plans, Inc. (AE)                        4,120             332
West Pharmaceutical Services, Inc. (N)                 13,860             690
Zoll Medical Corp. (AE)                                10,760             260
                                                                 ------------
                                                                       30,038
                                                                 ------------

Materials and Processing - 6.6%
Acuity Brands, Inc.                                    13,885             821
Allegheny Technologies, Inc.                            4,440             487
Apogee Enterprises, Inc.                               32,875             792

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Arch Chemicals, Inc.                                    5,330             161
Armor Holdings, Inc. (AE)                               6,890             493
Beacon Roofing Supply, Inc. (AE)                        7,740             122
Brush Engineered Materials, Inc. (AE)                  10,098             485
Buckeye Technologies, Inc. (AE)                        12,300             156
Building Materials Holding Corp. (N)                    6,370              93
Clarcor, Inc.                                          14,850             468
Commercial Metals Co. (N)                              23,364             783
Compx International, Inc. (N)                           7,190             143
Cytec Industries, Inc.                                  6,450             354
EnerSys (AE)                                            9,420             153
ENGlobal Corp. (AE)(N)                                 70,813             456
FMC Corp.                                               3,780             291
GrafTech International, Ltd. (AE)                      26,820             268
Graphic Packaging Corp. (AE)                           31,060             159
Hercules, Inc. (AE)                                    18,075             341
Huntsman Corp.                                          9,340             183
Interface, Inc. Class A                                 9,910             167
Interline Brands, Inc. (AE)                             6,550             143
Jacobs Engineering Group, Inc. (AE)                    26,634           1,343
Lennox International, Inc.                              5,780             195
LSI Industries, Inc. (N)                               46,823             738
Martin Marietta Materials, Inc.                         3,750             547
Metal Management, Inc.                                  2,850             137
Minerals Technologies, Inc. (N)                         2,710             172
Modtech Holdings, Inc. (AE)(N)                         53,814             151
PAN American Silver Corp. (AE)(N)                      14,080             398
Precision Castparts Corp.                               5,000             521
Rogers Corp. (AE)(N)                                    3,780             171
Royal Gold, Inc. (N)                                    4,580             134
RPM International, Inc. (N)                            10,031             213
Sonoco Products Co.                                     6,860             293
Southern Copper Corp. (N)                               8,000             642
Spartech Corp.                                         36,331           1,019
St. Joe Co. (The) (N)                                   4,080             231
Standard Register Co. (The) (N)                        20,000             249
Texas Industries, Inc. (N)                              5,075             387
Universal Forest Products, Inc. (N)                     3,500             163
USG Corp. (AE)(N)                                       5,802             268
Washington Group International, Inc. (AE)               2,906             194
Watsco, Inc. (N)                                       13,400             712
Wausau Paper Corp.                                     11,530             155
                                                                 ------------
                                                                       16,552
                                                                 ------------

 58  Tax-Managed Mid & Small Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Miscellaneous - 0.5%
Carlisle Cos., Inc.                                     5,622             231
Foster Wheeler, Ltd. (AE)                               8,095             557
Lancaster Colony Corp.                                  4,950             209
Walter Industries, Inc. (N)                             7,763             231
                                                                 ------------
                                                                        1,228
                                                                 ------------

Other Energy - 6.1%
Arch Coal, Inc.                                         7,800             281
Basic Energy Services, Inc. (AE)(N)                    18,000             465
Cameron International Corp. (AE)                       11,977             773
Encore Acquisition Co. (AE)                            25,202             673
Forest Oil Corp. (AE)(N)                               20,060             707
Foundation Coal Holdings, Inc.                         13,867             546
Global Industries, Ltd. (AE)                           36,291             753
Grant Prideco, Inc. (AE)                                3,900             201
Grey Wolf, Inc. (AE)(N)                                24,910             178
Hanover Compressor Co. (AE)(N)                         29,385             636
Helix Energy Solutions Group, Inc. (AE)(N)             19,990             765
Hornbeck Offshore Services, Inc. (AE)                   5,640             178
Houston Exploration Co. (AE)(N)                         5,230             290
James River Coal Co. (AE)(N)                           19,700             178
Lufkin Industries, Inc. (N)                             2,630             164
Matrix Service Co. (AE)                                32,740             799
Oil States International, Inc. (AE)(N)                  5,840             198
Parallel Petroleum Corp. (AE)(N)                       23,390             541
Parker Drilling Co. (AE)                               19,020             207
Peabody Energy Corp.                                   13,600             653
Plains Exploration & Production Co. (AE)                9,447             444
Range Resources Corp.                                  19,375             708
Southwestern Energy Co. (AE)                           16,670             700
Superior Energy Services, Inc. (AE)                    18,100             658
Tesoro Corp.                                            9,620           1,166
Todco Class A (AE)                                     14,125             642
W-H Energy Services, Inc. (AE)                          9,800             530
Whiting Petroleum Corp. (AE)                           19,777             871
XTO Energy, Inc.                                        7,253             394
                                                                 ------------
                                                                       15,299
                                                                 ------------

Producer Durables - 7.6%
ACCO Brands Corp. (AE)                                 32,625             776
Applied Industrial Technologies, Inc.                   8,560             230
ASV, Inc. (AE)                                         17,065             259
BE Aerospace, Inc. (AE)                                25,754             944
C&D Technologies, Inc. (N)                            107,017             538
Champion Enterprises, Inc. (AE)(N)                     77,135             793
Crown Castle International Corp. (AE)                  15,050             517
Dionex Corp. (AE)                                       5,700             393
Donaldson Co., Inc.                                    19,084             686
EnPro Industries, Inc. (AE)                            17,650             665
Entegris, Inc. (AE)(N)                                 15,830             186

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Signal Corp.                                   44,610             704
General Cable Corp. (AE)(N)                            33,975           1,952
IDEX Corp.                                             10,728             563
Kadant, Inc. (AE)                                      15,175             417
Kennametal, Inc.                                       19,535           1,378
Knoll, Inc.                                            40,675             944
Lam Research Corp. (AE)                                 3,700             199
Lennar Corp. Class A                                    6,700             286
Littelfuse, Inc. (AE)                                   5,230             210
MDC Holdings, Inc. (N)                                  4,507             231
Middleby Corp. (AE)                                     1,370             188
Mueller Water Products, Inc. Class A                   12,827             184
Orbital Sciences Corp. (AE)                            11,041             230
Pentair, Inc.                                           7,380             237
Polycom, Inc. (AE)                                     15,190             506
Power-One, Inc. (AE)(N)                                26,480             113
Robbins & Myers, Inc.                                  24,518             942
Roper Industries, Inc.                                  6,900             387
SBA Communications Corp. Class A (AE)                  16,800             494
TAL International Group, Inc. (N)                      21,550             539
Terex Corp. (AE)                                       13,140           1,023
Varian Semiconductor Equipment Associates, Inc.
   (AE)(N)                                             18,291           1,214
WCI Communities, Inc. (AE)(N)                           7,013             153
                                                                 ------------
                                                                       19,081
                                                                 ------------

Technology - 11.3%
3Com Corp. (AE)(N)                                     43,070             174
Actel Corp. (AE)                                        8,300             122
Akamai Technologies, Inc. (AE)                         20,890             921
American Science & Engineering, Inc. (AE)              14,049             660
AMIS Holdings, Inc. (AE)                               14,120             164
Anixter International, Inc. (AE)                       11,580             829
Ansys, Inc. (AE)                                        8,760             449
Atheros Communications, Inc. (AE)                       9,250             248
Avnet, Inc. (AE)                                        7,710             315
BEA Systems, Inc. (AE)                                 18,550             219
Benchmark Electronics, Inc. (AE)                       27,562             584
Black Box Corp.                                         3,611             132
CACI International, Inc. Class A (AE)(N)               15,129             692
Cbeyond, Inc. (AE)                                      3,320             115
Cogent Communications Group, Inc. (AE)                 15,620             398
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 3,000             268

                                            Tax-Managed Mid & Small Cap Fund  59

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CSG Systems International, Inc. (AE)                    6,273             168
Diodes, Inc. (AE)(N)                                   13,250             489
DRS Technologies, Inc.                                 10,395             523
Electronics for Imaging, Inc. (AE)                     37,550           1,001
Emulex Corp. (AE)                                      54,173           1,137
EPIQ Systems, Inc. (AE)                                11,481             271
Excel Technology, Inc. (AE)                             2,910              77
F5 Networks, Inc. (AE)                                  6,740             517
Fairchild Semiconductor International, Inc.
   Class A (AE)                                        24,800             436
Formfactor, Inc. (AE)                                   4,524             187
GTSI Corp. (AE)(N)                                     32,515             376
Harris Corp.                                            3,880             199
Informatica Corp. (AE)(N)                             132,824           1,955
Integrated Device Technology, Inc. (AE)                22,660             339
Intersil Corp. Class A                                 16,280             485
Kemet Corp. (AE)                                       20,130             171
Lattice Semiconductor Corp. (AE)                       25,210             138
LSI Corp. (AE)                                         32,434             276
Macrovision Corp. (AE)                                 87,880           2,133
Mantech International Corp. Class A (AE)               23,845             732
McAfee, Inc. (AE)                                       3,400             110
Microchip Technology, Inc.                             13,250             534
MicroStrategy, Inc. Class A (AE)                        1,320             150
Mobility Electronics, Inc. (AE)(N)                     43,930             131
NAVTEQ Corp. (AE)(N)                                   18,175             643
Netgear, Inc. (AE)(N)                                   6,050             203
ON Semiconductor Corp. (AE)(N)                         23,600             253
Parametric Technology Corp. (AE)                       43,460             772
Perot Systems Corp. Class A (AE)(N)                    47,375             848
Progress Software Corp. (AE)                           32,575             981
Salesforce.com, Inc. (AE)(N)                            8,270             347
SanDisk Corp. (AE)                                      3,510             152
SiRF Technology Holdings, Inc. (AE)(N)                 41,910           1,017
Sonus Networks, Inc. (AE)(N)                           55,950             432
SRA International, Inc. Class A (AE)(N)                 4,200             103
Sycamore Networks, Inc. (AE)                           40,930             150
Syntel, Inc. (N)                                        6,241             219
Utstarcom, Inc. (AE)(N)                                19,310             138
Varian, Inc. (AE)                                      12,634             732
Veraz Networks, Inc. (AE)                              53,735             373
Vignette Corp. (AE)                                     8,677             161
Zebra Technologies Corp. Class A (AE)(N)               44,756           1,781
                                                                 ------------
                                                                       28,130
                                                                 ------------

Utilities - 4.4%
Alaska Communications Systems Group, Inc. (N)         106,433           1,692

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Black Hills Corp.                                      14,450             575
Cablevision Systems Corp. Class A (AE)                  4,300             141
Cascade Natural Gas Corp.                               5,700             148
Central Vermont Public Service Corp.                    6,600             212
Cleco Corp.                                            22,063             619
El Paso Electric Co. (AE)                              28,555             754
Empire District Electric Co. (The)                      7,200             178
Great Plains Energy, Inc.                               6,400             209
Level 3 Communications, Inc. (AE)(N)                   86,095             479
NeuStar, Inc. Class A (AE)(N)                          75,958           2,184
New Jersey Resources Corp.                              4,830             259
NII Holdings, Inc. (AE)                                 4,700             361
Northwest Natural Gas Co.                               3,850             196
NSTAR                                                   7,386             265
Otter Tail Corp. (N)                                    5,140             176
PNM Resources, Inc.                                    17,350             565
Puget Energy, Inc.                                      7,890             204
Questar Corp. (N)                                       2,710             263
SCANA Corp.                                             8,870             386
Southwest Gas Corp. (N)                                 7,865             298
Telephone & Data Systems, Inc.                          4,490             256
Wisconsin Energy Corp. (N)                             11,150             544
                                                                 ------------
                                                                       10,964
                                                                 ------------

TOTAL COMMON STOCKS
(cost $174,262)                                                       226,554
                                                                 ------------

SHORT-TERM INVESTMENTS - 9.2%
Russell Investment Company
   Money Market Fund                               21,941,000          21,941
United States Treasury Bills (c)(z)(sec.)
   5.041% due 06/14/07                                  1,000             994
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $22,935)                                                         22,935
                                                                 ------------

 60  Tax-Managed Mid & Small Cap Fund

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OTHER SECURITIES - 23.3%
Russell Investment Company
   Money Market Fund (X)                           11,190,152          11,190
State Street Securities
   Lending Quality Trust (X)                       47,027,598          47,028
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $58,218)                                                         58,218
                                                                 ------------

TOTAL INVESTMENTS - 123.2%
(identified cost $255,415)                                            307,707

OTHER ASSETS AND LIABILITIES,
NET - (23.2%)                                                         (58,040)
                                                                 ------------

NET ASSETS - 100.0%                                                   249,667
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 2000 Mini Index (CME)
   expiration date 06/07 (274)                             22,438                675
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        675
                                                                     ===============

  See accompanying notes which are an integral part of the financial statements.

                                            Tax-Managed Mid & Small Cap Fund  61

RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       4.3
Consumer Discretionary                                       19.4
Consumer Staples                                              2.5
Financial Services                                           16.0
Health Care                                                  12.0
Materials and Processing                                      6.6
Miscellaneous                                                 0.5
Other Energy                                                  6.1
Producer Durables                                             7.6
Technology                                                   11.3
Utilities                                                     4.4
Short-Term Investments                                        9.2
Other Securities                                             23.3
                                                  ---------------
Total Investments                                           123.2
Other Assets and Liabilities, Net                           (23.2)
                                                  ---------------

                                                            100.0
                                                  ===============

Futures Contracts                                             0.3

See accompanying notes which are an integral part of the financial statements.

 62  Tax-Managed Mid & Small Cap Fund

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,048.50      $     1,013.84
Expenses Paid During
Period*                       $        11.22      $        11.03

* Expenses are equal to the Fund's annualized expense ratio of 2.21% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,052.10      $     1,017.95
Expenses Paid During
Period*                       $         7.02      $         6.90

* Expenses are equal to the Fund's annualized expense ratio of 1.38% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,054.50      $     1,020.08
Expenses Paid During
Period*                       $         4.84      $         4.76

* Expenses are equal to the Fund's annualized expense ratio of 0.95% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

                                                          Select Growth Fund  63

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,053.70      $     1,019.04
Expenses Paid During
Period*                       $         5.91      $         5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.16% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

 64  Select Growth Fund

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.6%
Auto and Transportation - 4.0%
Arctic Cat, Inc.                                        3,700              66
CH Robinson Worldwide, Inc.                            12,120             648
CSX Corp.                                               6,250             270
Expeditors International Washington, Inc.              32,000           1,338
FedEx Corp.                                            15,010           1,583
Fleetwood Enterprises, Inc. (AE)(N)                    11,500              96
Fuel Systems Solutions, Inc. (AE)(N)                    5,500              93
Grupo Aeroportuario del Centro Norte Sab de CV -
   ADR (AE)(N)                                          3,600             105
Grupo Aeroportuario del Sureste SAB de CV - ADR         2,800             135
JB Hunt Transport Services, Inc. (N)                    6,687             181
Keystone Automotive Industries, Inc. (AE)(N)            3,000             100
Oshkosh Truck Corp.                                     5,657             316
Spartan Motors, Inc. (N)                                4,700             134
Union Pacific Corp.                                     3,600             411
United Parcel Service, Inc. Class B                    28,900           2,035
                                                                 ------------
                                                                        7,511
                                                                 ------------

Consumer Discretionary - 19.4%
Activision, Inc. (AE)                                   7,300             146
Advance Auto Parts, Inc.                                6,200             255
AFC Enterprises (AE)(N)                                 3,900              74
Bare Escentuals, Inc. (AE)                              2,500             101
Bright Horizons Family Solutions, Inc. (AE)(N)          2,000              77
Buca, Inc. (AE)(N)                                     15,300              76
Buffalo Wild Wings, Inc. (AE)(N)                        1,500              98
Chico's FAS, Inc. (AE)(N)                               7,484             197
Coach, Inc. (AE)                                       20,970           1,024
Costco Wholesale Corp. (N)                             16,700             895
Crown Media Holdings, Inc. Class A (AE)(N)              9,200              53
Deckers Outdoor Corp. (AE)(N)                           2,000             152
dELIA*s, Inc. (AE)(N)                                   7,800              67
Design Within Reach, Inc. (AE)(N)                      11,500              71
DeVry, Inc. (N)                                         5,000             165
Diamond Management & Technology Consultants,
   Inc. Class A (N)                                     8,300              94
Dolby Laboratories, Inc.
   Class A (AE)                                         4,000             142
eBay, Inc. (AE)                                        99,700           3,384
Electronic Arts, Inc. (AE)                             38,000           1,916
Gap, Inc. (The) (N)                                    16,000             287
Google, Inc. Class A (AE)                              12,379           5,835
Gray Television, Inc. (N)                               9,600             102
Home Inns & Hotels Management, Inc. - ADR (AE)          1,400              48
Houston Wire & Cable Co. (AE)(N)                        6,000             177

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Iconix Brand Group, Inc. (AE)(N)                        6,082             122
International Game Technology                          66,110           2,521
ITT Educational Services, Inc. (AE)                       900              88
Las Vegas Sands Corp. (AE)                             10,540             898
Leapfrog Enterprises, Inc.
   Class A (AE)(N)                                     15,300             168
Life Time Fitness, Inc. (AE)(N)                         2,300             118
Local.com Corp. (AE)(N)                                 7,500              33
Lowe's Cos., Inc.                                      38,500           1,177
Maidenform Brands, Inc. (AE)(N)                         4,800              98
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)                                                 1,500              40
MGM Mirage (AE)                                        21,000           1,412
Multimedia Games, Inc. (AE)(N)                          8,600              96
News Corp. Class A                                     61,580           1,379
On Assignment, Inc. (AE)(N)                             5,400              60
Revlon, Inc. Class A (AE)(N)                           57,900              75
Sears Holdings Corp. (AE)(N)                            1,900             363
Sharper Image Corp. (AE)(N)                             5,800              66
Shutterfly, Inc. (AE)(N)                                7,200             117
Six Flags, Inc. (AE)                                   17,000             101
Staples, Inc.                                         148,300           3,678
Starbucks Corp. (AE)                                   59,716           1,852
Starwood Hotels & Resorts Worldwide, Inc. (o)          10,298             690
Take-Two Interactive Software, Inc. (AE)(N)             3,600              69
Target Corp.                                            5,241             311
Time Warner, Inc.                                      19,800             409
Topps Co., Inc. (The) (N)                              11,200             111
Universal Electronics, Inc. (AE)(N)                     3,900             110
Urban Outfitters, Inc. (AE)(N)                         30,400             783
Valuevision Media, Inc. Class A (AE)                    5,600              63
Viacom, Inc. Class A (AE)                               8,700             359
Wal-Mart Stores, Inc.                                  42,800           2,051
WebSideStory, Inc. (AE)(N)                              8,300              93
Weight Watchers International, Inc.                    25,000           1,200
WMS Industries, Inc. (AE)(N)                            2,300              92
Yahoo!, Inc. (AE)                                      10,811             303
Youbet.com, Inc. (AE)(N)                               21,500              59
                                                                 ------------
                                                                       36,601
                                                                 ------------

Consumer Staples - 9.6%
Altria Group, Inc.                                      9,760             673
Coca-Cola Co. (The)                                    26,815           1,399
Colgate-Palmolive Co.                                  18,900           1,280
Green Mountain Coffee Roasters, Inc. (AE)(N)            1,600              98

                                                          Select Growth Fund  65

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Jones Soda Co. (AE)(N)                                  7,300             180
Kraft Foods, Inc. Class A                              11,105             372
PepsiCo, Inc.                                          63,071           4,168
Procter & Gamble Co.                                   88,170           5,670
SYSCO Corp.                                            35,400           1,159
Walgreen Co.                                           49,000           2,151
Whole Foods Market, Inc. (N)                           20,200             945
                                                                 ------------
                                                                       18,095
                                                                 ------------

Financial Services - 10.5%
Advent Software, Inc. (AE)                              7,000             235
American Express Co.                                   12,200             740
American International Group, Inc.                     21,635           1,513
Automatic Data Processing, Inc.                        39,700           1,777
Charles Schwab Corp. (The)                             48,860             934
Chicago Mercantile Exchange Holdings, Inc. Class
   A                                                    5,080           2,625
Clayton Holdings, Inc. (AE)(N)                          4,800              84
First Cash Financial Services, Inc. (AE)(N)             2,700              62
GFI Group, Inc. (AE)(N)                                 2,300             159
Goldman Sachs Group, Inc. (The)                         6,810           1,489
IntercontinentalExchange, Inc. (AE)                    16,000           2,032
Luminent Mortgage Capital, Inc. (o)(N)                  8,500              70
Merrill Lynch & Co., Inc.                               5,293             478
Moody's Corp.                                          20,000           1,322
Morgan Stanley                                          5,595             470
Paychex, Inc.                                          40,000           1,484
Pico Holdings, Inc. (AE)(N)                             2,900             130
State Street Corp. (N)                                 31,530           2,171
UBS AG                                                 13,120             852
Western Union Co. (The)                                59,200           1,246
                                                                 ------------
                                                                       19,873
                                                                 ------------

Health Care - 18.1%
Abbott Laboratories                                    29,272           1,657
Albany Molecular Research, Inc. (AE)                    6,100              59
Allergan, Inc.                                         24,890           3,017
Amgen, Inc. (AE)                                        6,846             439
Applera Corp. - Celera Group (AE)                       6,400              90
Baxter International, Inc.                             41,210           2,334
Biogen Idec, Inc. (AE)(N)                               9,462             447
Bruker BioSciences Corp. (AE)                          14,400             166
Celgene Corp. (AE)(N)                                  20,283           1,240
Cerner Corp. (AE)(N)                                    2,500             133
Cerus Corp. (AE)(N)                                    10,500              78
Charles River Laboratories International, Inc.
   (AE)                                                 2,500             118
Cholestech Corp. (AE)                                   4,200              81
Covance, Inc. (AE)(N)                                   1,900             115
Cutera, Inc. (AE)(N)                                    2,400              70
CVS Corp.                                              30,060           1,089
Cynosure, Inc. Class A (AE)(N)                          4,000             125

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
DaVita, Inc. (AE)(N)                                    2,600             142
Discovery Laboratories, Inc. (AE)                      17,100              51
DOV Pharmaceutical, Inc. (AE)(N)                       31,100              12
Express Scripts, Inc. Class A (AE)                      3,993             382
Genentech, Inc. (AE)                                   31,011           2,481
Genzyme Corp. (AE)                                     26,100           1,705
Gilead Sciences, Inc. (AE)                             29,841           2,439
GTx, Inc. (AE)(N)                                       4,800              94
Healthcare Services Group (N)                           4,100             115
HealthExtras, Inc. (AE)(N)                              5,500             170
Healthways, Inc. (AE)(N)                                1,500              64
Hemispherx Biopharma, Inc. (AE)(N)                     14,800              24
Henry Schein, Inc. (AE)(N)                              1,400              73
Hi-Tech Pharmacal Co., Inc. (AE)(N)                     4,382              58
Inverness Medical Innovations, Inc. (AE)(N)             2,600             104
Johnson & Johnson                                      27,200           1,747
Luminex Corp. (AE)                                      6,600              91
Medco Health Solutions, Inc. (AE)                       6,081             474
Medtronic, Inc.                                        30,078           1,592
Merck & Co., Inc.                                       9,538             491
NuVasive, Inc. (AE)(N)                                  3,700              95
OXiGENE, Inc. (AE)                                      8,000              38
Palatin Technologies, Inc. (AE)(N)                     14,600              29
Phase Forward, Inc. (AE)(N)                             4,100              65
PolyMedica Corp. (N)                                    1,500              61
PSS World Medical, Inc. (AE)(N)                         2,900              58
Questcor Pharmaceuticals, Inc. (AE)(N)                 33,200              31
Sepracor, Inc. (AE)(N)                                  2,800             150
Sequenom, Inc. (AE)(N)                                 15,100              56
Sonic Innovations, Inc. (AE)(N)                        15,200             149
Stryker Corp.                                          13,800             896
Tercica, Inc. (AE)(N)                                  13,700              82
Teva Pharmaceutical Industries, Ltd. - ADR             35,100           1,345
Thermo Fisher Scientific, Inc. (AE)                    31,630           1,647
UnitedHealth Group, Inc.                               65,380           3,469
Vion Pharmaceuticals, Inc. (AE)(N)                     19,000              36
WellPoint, Inc. (AE)                                    3,061             242
Wyeth                                                   3,900             216
Zimmer Holdings, Inc. (AE)                             21,000           1,900
                                                                 ------------
                                                                       34,132
                                                                 ------------

Materials and Processing - 3.1%
Alcoa, Inc.                                             6,900             245
Archer-Daniels-Midland Co.                             37,629           1,456
Caraustar Industries, Inc. (AE)(N)                     11,800              84
EI Du Pont de Nemours & Co.                             6,198             305

 66  Select Growth Fund

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Exide Technologies (AE)(N)                             13,200             124
Fluor Corp.                                             1,834             176
Harsco Corp. (N)                                        3,000             153
Housevalues, Inc. (AE)(N)                              15,600              76
Monsanto Co.                                           23,230           1,370
Praxair, Inc.                                          26,000           1,678
SAIC, Inc. (AE)(N)                                      7,500             137
                                                                 ------------
                                                                        5,804
                                                                 ------------

Miscellaneous - 3.5%
Foster Wheeler, Ltd. (AE)(N)                            8,405             578
General Electric Co.                                  162,928           6,006
                                                                 ------------
                                                                        6,584
                                                                 ------------

Other Energy - 1.6%
Baker Hughes, Inc.                                      4,100             330
Cameron International Corp. (AE)                        4,476             289
ENSCO International, Inc.                               2,200             124
Foundation Coal Holdings, Inc. (N)                      2,900             114
Hercules Offshore, Inc. (AE)(N)                         3,400             107
Peabody Energy Corp. (N)                               13,100             629
Petroquest Energy, Inc. (AE)(N)                         8,700              99
Range Resources Corp. (N)                              10,937             400
Schlumberger, Ltd.                                      5,194             383
XTO Energy, Inc.                                       11,950             648
                                                                 ------------
                                                                        3,123
                                                                 ------------

Producer Durables - 3.4%
Amazon.Com, Inc. (AE)                                   5,150             316
American Tower Corp. Class A (AE)                      26,460           1,005
Baldor Electric Co.                                     4,800             189
Boeing Co.                                              4,200             391
C-COR, Inc. (AE)(N)                                     8,100             100
CalAmp Corp. (AE)(N)                                   10,100              84
Caterpillar, Inc.                                       5,136             373
Credence Systems Corp. (AE)(N)                         25,200              93
Crown Castle International Corp. (AE)(N)                2,200              76
Deere & Co. (N)                                         9,290           1,016
EFJ, Inc. (AE)(N)                                      12,900              75
Entegris, Inc. (AE)(N)                                 14,127             166
Goodrich Corp. (N)                                      5,600             318
KLA-Tencor Corp.                                       26,650           1,480
L-1 Identity Solutions, Inc. (AE)(N)                    8,200             158
Polycom, Inc. (AE)                                      2,700              90
SBA Communications Corp. Class A (AE)(N)                6,500             191
United Technologies Corp.                               5,156             346
                                                                 ------------
                                                                        6,467
                                                                 ------------

Technology - 20.4%
Actuate Corp. (AE)(N)                                  12,400              70
Akamai Technologies, Inc. (AE)                         11,200             494

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Amdocs, Ltd. (AE)                                       3,500             129
Apple, Inc. (AE)                                       23,374           2,333
Applied Micro Circuits Corp. (AE)                      29,200              82
AsiaInfo Holdings, Inc. (AE)(N)                        14,700             113
Aspen Technology, Inc. (AE)                             5,400              73
Audible, Inc. (AE)(N)                                  10,000              96
Avistar Communications Corp. (AE)(N)                   37,500              56
Blackboard, Inc. (AE)                                   1,900              65
Bottomline Technologies, Inc. (AE)(N)                   8,400             104
Broadcom Corp. Class A (AE)(N)                         60,272           1,962
Brocade Communications Systems, Inc. (AE)(N)           25,691             251
Captaris, Inc. (AE)(N)                                 11,600              70
Centillium Communications, Inc. (AE)                   20,326              39
Chordiant Software, Inc. (AE)(N)                        8,200             109
Cisco Systems, Inc. (AE)                              127,920           3,421
Citrix Systems, Inc. (AE)(N)                            2,900              95
Corning, Inc. (AE)                                     74,800           1,774
Daktronics, Inc. (N)                                    3,500              80
DealerTrack Holdings, Inc. (AE)(N)                      5,400             178
Dell, Inc. (AE)                                        49,760           1,255
Digital River, Inc. (AE)(N)                             3,300             193
Ditech Networks, Inc. (AE)(N)                          10,400              91
Equinix, Inc. (AE)(N)                                   2,700             225
Gartner, Inc. (AE)(N)                                  17,000             429
Hewlett-Packard Co.                                     7,717             325
Integrated Device Technology, Inc. (AE)                 6,500              97
International Rectifier Corp. (AE)(N)                   2,100              74
Intuit, Inc. (AE)                                      60,000           1,707
Iomega Corp. (AE)(N)                                   13,300              53
JDS Uniphase Corp. (AE)(N)                             13,549             223
Marvell Technology Group, Ltd. (AE)                    17,245             278
Merge Technologies, Inc. (AE)(N)                       14,200              71
Microsoft Corp.                                       109,985           3,293
Napster, Inc. (AE)(N)                                  17,900              73
National Semiconductor Corp.                           12,701             334
Novell, Inc. (AE)(N)                                   12,400              91
Nuance Communications, Inc. (AE)(N)                    16,600             256
PMC - Sierra, Inc. (AE)(N)                             17,900             138
QLogic Corp. (AE)(N)                                    5,800             104
Qualcomm, Inc.                                        152,270           6,669
Research In Motion, Ltd. (AE)                           7,400             974
Safeguard Scientifics, Inc. (AE)(N)                    27,400              83
Salesforce.com, Inc. (AE)(N)                            2,100              88
SanDisk Corp. (AE)                                     50,441           2,192
SAP AG - ADR                                           13,000             624
Seachange International, Inc. (AE)(N)                  14,100             121

                                                          Select Growth Fund  67

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Seagate Technology (N)                                 75,000           1,661
Secure Computing Corp. (AE)(N)                         12,300             100
Smith Micro Software, Inc. (AE)(N)                      6,800             108
Spectrum Control, Inc. (AE)                             6,900              94
Standard Microsystems Corp. (AE)(N)                     1,900              61
STEC, Inc. (AE)(N)                                     13,400             108
Sun Microsystems, Inc. (AE)                           221,100           1,154
Texas Instruments, Inc.                                60,853           2,092
Transaction Systems Architects, Inc. (AE)(N)            4,200             133
Transwitch Corp. (AE)                                  38,200              56
Trizetto Group, Inc. (The) (AE)(N)                      6,200             121
Ultimate Software Group, Inc. (AE)(N)                   8,200             226
Varian, Inc. (AE)                                       1,400              81
VeriFone Holdings, Inc. (AE)(N)                         2,900             102
Vignette Corp. (AE)(N)                                  6,000             111
Xilinx, Inc.                                           16,349             482
Zhone Technologies, Inc. (AE)(N)                       48,900              69
                                                                 ------------
                                                                       38,414
                                                                 ------------

Utilities - 1.0%
Leap Wireless International, Inc. (AE)(N)               3,100             237
Level 3 Communications, Inc. (AE)(N)                   35,100             195
MDU Communications International, Inc. (AE)            22,300              21
MetroPCS Communications, Inc. (AE)                      7,692             216
NII Holdings, Inc. (AE)                                15,760           1,209
                                                                 ------------
                                                                        1,878
                                                                 ------------

TOTAL COMMON STOCKS
(cost $152,094)                                                       178,482
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.4%
Russell Investment Company
   Money Market Fund                                9,161,000           9,161
United States Treasury Bills (c)(z)(sec.)
   5.041% due 06/14/07                                  1,000             994
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $10,155)                                                         10,155
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 17.0%
Russell Investment Company Money Market Fund (X)    6,179,744           6,180
State Street Securities Lending Quality Trust
   (X)                                             25,970,919          25,971
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $32,151)                                                         32,151
                                                                 ------------

TOTAL INVESTMENTS - 117.0%
(identified cost $194,400)                                            220,788

OTHER ASSETS AND LIABILITIES,
NET - (17.0%)                                                         (32,103)
                                                                 ------------

NET ASSETS - 100.0%                                                   188,685
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 68  Select Growth Fund

RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index (CME)
   expiration date 06/07 (14)                               2,631                145

Russell 1000 Growth Index
   expiration date 06/07 (11)                               3,233                145

S&P 500 E-Mini Index (CME)
   expiration date 06/07 (19)                               1,414                 54

S&P 500 Index (CME)
   expiration date 06/07 (7)                                2,605                 55
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        399
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                        % OF
                                                        NET
CATEGORIES                                             ASSETS
----------------------------------------------------------------
Auto and Transportation                                      4.0
Consumer Discretionary                                      19.4
Consumer Staples                                             9.6
Financial Services                                          10.5
Health Care                                                 18.1
Materials and Processing                                     3.1
Miscellaneous                                                3.5
Other Energy                                                 1.6
Producer Durables                                            3.4
Technology                                                  20.4
Utilities                                                    1.0
Short-Term Investments                                       5.4
Other Securities                                            17.0
                                                    ------------
Total Investments                                          117.0
Other Assets and Liabilities, Net                          (17.0)
                                                    ------------

                                                           100.0
                                                    ============

Futures Contracts                                            0.2

  See accompanying notes which are an integral part of the financial statements.

                                                          Select Growth Fund  69

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SHAREHOLDER EXPENSE EXAMPLE -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

FUND EXPENSES

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING EACH FUND'S EXPENSE EXAMPLE, WHICH APPEARS ON EACH FUND'S INDIVIDUAL PAGE IN THIS SEMIANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR A FUND.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS C                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,099.40      $     1,014.48
Expenses Paid During
Period*                       $        10.83      $        10.39

* Expenses are equal to the Fund's annualized expense ratio of 2.08% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS E                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,103.20      $     1,018.55
Expenses Paid During
Period*                       $         6.57      $         6.31

* Expenses are equal to the Fund's annualized expense ratio of 1.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS I                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,105.60      $     1,020.18
Expenses Paid During
Period*                       $         4.86      $         4.66

* Expenses are equal to the Fund's annualized expense ratio of 0.93% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 70  Select Value Fund

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SHAREHOLDER EXPENSE EXAMPLE, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  HYPOTHETICAL
                                                  PERFORMANCE
                                  ACTUAL           (5% RETURN
CLASS S                        PERFORMANCE      BEFORE EXPENSES)
-------                       --------------    ----------------
Beginning Account Value
November 1, 2006              $     1,000.00      $     1,000.00
Ending Account Value April
30, 2007                      $     1,104.10      $     1,019.54
Expenses Paid During
Period*                       $         5.53      $         5.31

* Expenses are equal to the Fund's annualized expense ratio of 1.06% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                           Select Value Fund  71

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.3%
Auto and Transportation - 2.5%
AMR Corp. (AE)                                         24,900             649
Continental AG - ADR                                   17,800           2,474
Ford Motor Co. (AE)(N)                                108,300             871
Polaris Industries, Inc. (N)                           22,200           1,122
TNT NV - ADR                                           41,560           1,876
UAL Corp. (AE)(N)                                     100,000           3,340
United Parcel Service, Inc. Class B                    22,300           1,570
                                                                 ------------
                                                                       11,902
                                                                 ------------

Consumer Discretionary - 8.5%
Black & Decker Corp.                                   12,500           1,134
Cinemark Holdings, Inc. New (AE)(N)                    47,200             892
Expedia, Inc. (AE)(N)                                  40,200             950
Foot Locker, Inc.                                      79,100           1,882
Gap, Inc. (The)                                       216,300           3,883
Hasbro, Inc.                                           10,200             322
Home Depot, Inc.                                       48,800           1,848
InterActiveCorp (AE)(N)                                16,000             610
JC Penney Co., Inc.                                    11,200             886
Kimberly-Clark Corp.                                   32,900           2,341
Liberty Media Corp. - Interactive (AE)                 60,800           1,522
Liberty Media Holding Corp.
   Series A (AE)(N)                                    24,900           2,813
Limited Brands, Inc.                                   43,100           1,188
Mattel, Inc.                                           22,500             637
McDonald's Corp.                                       71,600           3,457
OfficeMax, Inc.                                        24,900           1,226
Phillips-Van Heusen Corp.                              26,200           1,465
RadioShack Corp.                                       42,600           1,238
RR Donnelley & Sons Co.                                31,800           1,278
Sears Holdings Corp. (AE)                               7,700           1,470
Virgin Media, Inc. (N)                                 67,000           1,690
Wal-Mart Stores, Inc.                                  82,300           3,944
Walt Disney Co. (The)                                  36,100           1,263
Waste Management, Inc.                                 56,700           2,121
                                                                 ------------
                                                                       40,060
                                                                 ------------

Consumer Staples - 5.9%
Altria Group, Inc.                                     34,700           2,392
Anheuser-Busch Cos., Inc.                              37,400           1,840
Clorox Co.                                             34,200           2,294
Coca-Cola Co. (The)                                    42,300           2,208
ConAgra Foods, Inc.                                    37,300             917
Hershey Co. (The) (N)                                  38,200           2,099
HJ Heinz Co.                                           24,400           1,150
Kraft Foods, Inc. Class A                              64,100           2,145
Molson Coors Brewing Co. Class B                       16,200           1,527
PepsiCo, Inc.                                          26,500           1,751
Procter & Gamble Co.                                   65,200           4,193
Safeway, Inc.                                          11,200             407

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Tyson Foods, Inc. Class A                             186,400           3,907
UST, Inc.                                              15,000             850
                                                                 ------------
                                                                       27,680
                                                                 ------------

Financial Services - 27.3%
American International Group, Inc.                     22,200           1,552
Ameriprise Financial, Inc.                             19,300           1,148
Annaly Capital Management, Inc. (o)                    83,800           1,333
AON Corp.                                              15,900             616
Astoria Financial Corp.                                33,500             890
Automatic Data Processing, Inc.                        44,000           1,969
Bank of America Corp.                                 164,596           8,378
Bear Stearns Cos., Inc. (The)                          15,400           2,398
Cigna Corp.                                            16,800           2,614
Citigroup, Inc.                                       242,400          12,998
Colonial BancGroup, Inc. (The)                         49,700           1,196
Countrywide Financial Corp.                           222,400           8,247
Covanta Holding Corp. (AE)                             41,200           1,011
Credit Suisse Group - ADR                              32,090           2,519
Cullen/Frost Bankers, Inc.                             18,000             921
E*Trade Financial Corp. (AE)(N)                       123,690           2,731
Fannie Mae                                             94,400           5,562
Federated Investors, Inc. Class B                      43,100           1,645
First Horizon National Corp. (N)                       23,800             933
Freddie Mac                                            79,500           5,150
Genworth Financial, Inc. Class A                       80,000           2,919
H&R Block, Inc.                                        45,500           1,029
Hartford Financial Services Group, Inc.                16,500           1,670
Health Care REIT, Inc. (o)                             39,400           1,782
Jones Lang LaSalle, Inc.                                7,500             806
JPMorgan Chase & Co.                                  179,900           9,373
Legg Mason, Inc.                                       18,000           1,785
Lehman Brothers Holdings, Inc.                         49,700           3,741
Lincoln National Corp.                                 17,600           1,252
MBIA, Inc.                                             31,200           2,170
Mercury General Corp. (N)                              22,200           1,202
Merrill Lynch & Co., Inc.                              70,400           6,352
MGIC Investment Corp. (N)                              40,800           2,514
Morgan Stanley                                         13,000           1,092
New York Community Bancorp, Inc. (N)                   96,700           1,688
Northern Trust Corp.                                   36,100           2,273
PMI Group, Inc. (The)                                  23,400           1,134
Protective Life Corp.                                  27,200           1,276
Prudential Financial, Inc.                             19,000           1,805
South Financial Group, Inc. (The) (N)                  44,500           1,007
SunTrust Banks, Inc.                                   21,200           1,790
TCF Financial Corp. (N)                                22,700             615

 72  Select Value Fund

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Travelers Cos., Inc. (The)                             33,400           1,807
UBS AG                                                 29,400           1,908
US Bancorp                                             76,700           2,635
Wachovia Corp.                                         19,400           1,077
Washington Mutual, Inc. (N)                           159,000           6,675
Wilmington Trust Corp.                                 40,100           1,622
                                                                 ------------
                                                                      128,810
                                                                 ------------

Health Care - 8.6%
AmerisourceBergen Corp. Class A                         7,100             355
Amgen, Inc. (AE)                                       69,400           4,451
Biogen Idec, Inc. (AE)                                 79,415           3,749
Bristol-Myers Squibb Co.                               66,100           1,908
Eli Lilly & Co.                                        45,200           2,673
Genzyme Corp. (AE)                                     43,900           2,867
Johnson & Johnson                                      33,100           2,126
McKesson Corp.                                         22,400           1,318
Medco Health Solutions, Inc. (AE)                       7,000             546
Merck & Co., Inc.                                      48,800           2,510
Pfizer, Inc.                                          156,700           4,146
Sanofi-Aventis - ADR (N)                              112,200           5,146
Thermo Fisher Scientific, Inc. (AE)                    23,900           1,244
UnitedHealth Group, Inc.                               58,600           3,109
WellPoint, Inc. (AE)                                   35,600           2,811
Wyeth                                                  26,900           1,493
                                                                 ------------
                                                                       40,452
                                                                 ------------

Integrated Oils - 3.0%
Chevron Corp.                                          35,662           2,774
ConocoPhillips                                         27,300           1,893
Exxon Mobil Corp.                                      71,300           5,660
Marathon Oil Corp.                                     17,800           1,808
Occidental Petroleum Corp.                             42,800           2,170
                                                                 ------------
                                                                       14,305
                                                                 ------------

Materials and Processing - 6.5%
Abitibi-Consolidated, Inc. (AE)                     1,055,400           2,776
American Standard Cos., Inc.                           68,300           3,761
Archer-Daniels-Midland Co.                             33,300           1,289
Avery Dennison Corp.                                   12,900             802
Celanese Corp. Class A                                 56,100           1,861
Chaparral Steel Co.                                     9,400             663
Chemtura Corp.                                         64,600             713
Chicago Bridge & Iron Co. NV                           37,000           1,281
Freeport-McMoRan Copper & Gold, Inc. Class B           28,600           1,921
International Paper Co.                                42,900           1,618
Lubrizol Corp.                                         20,600           1,235
Lyondell Chemical Co. (N)                              18,900             588
Masco Corp.                                            45,600           1,241
MeadWestvaco Corp.                                     32,000           1,067
Packaging Corp. of America                             38,100             943
PPG Industries, Inc.                                   15,700           1,155

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Praxair, Inc.                                          11,600             749
Precision Castparts Corp.                              23,700           2,467
Steel Dynamics, Inc.                                   18,900             837
Teck Cominco, Ltd. Class B                             21,400           1,627
Timken Co.                                             36,800           1,214
Valspar Corp.                                          37,800           1,022
                                                                 ------------
                                                                       30,830
                                                                 ------------

Miscellaneous - 3.0%
3M Co.                                                 23,900           1,978
Brunswick Corp.                                        35,200           1,153
General Electric Co.                                  119,900           4,420
SPX Corp.                                              12,500             886
Textron, Inc.                                          21,650           2,201
Tyco International, Ltd.                              108,800           3,550
                                                                 ------------
                                                                       14,188
                                                                 ------------

Other Energy - 6.6%
Anadarko Petroleum Corp.                               14,900             695
Chesapeake Energy Corp. (N)                           129,700           4,377
Devon Energy Corp.                                     37,500           2,733
Dynegy, Inc. Class A (AE)                               2,043              19
EOG Resources, Inc.                                    27,200           1,998
Frontier Oil Corp.                                     25,800             911
GlobalSantaFe Corp.                                    31,200           1,995
Halliburton Co.                                        44,030           1,399
National-Oilwell Varco, Inc. (AE)                      31,200           2,647
Peabody Energy Corp.                                   74,700           3,584
Reliant Energy, Inc. (AE)(N)                          174,300           3,882
Sunoco, Inc.                                           18,300           1,382
Transocean, Inc. (AE)                                  24,100           2,077
Valero Energy Corp.                                    33,600           2,360
Williams Cos., Inc.                                    30,900             912
                                                                 ------------
                                                                       30,971
                                                                 ------------

Producer Durables - 5.1%
Agilent Technologies, Inc. (AE)                        95,300           3,275
Alcatel-Lucent - ADR                                  337,500           4,472
Boeing Co.                                             47,100           4,380
Cooper Industries, Ltd. Class A                        27,700           1,378
Cummins, Inc.                                          11,500           1,060
DR Horton, Inc. (N)                                    98,300           2,180
Goodrich Corp.                                         57,300           3,257
Mettler Toledo International, Inc. (AE)                 4,800             469
Pentair, Inc.                                          44,400           1,427
Pulte Homes, Inc.                                      31,300             842

                                                           Select Value Fund  73

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Terex Corp. (AE)                                        9,700             755
United Technologies Corp.                              11,300             759
                                                                 ------------
                                                                       24,254
                                                                 ------------

Technology - 7.6%
Analog Devices, Inc.                                   25,000             966
AU Optronics Corp. - ADR                              180,400           2,870
BearingPoint, Inc. (AE)                               372,700           2,736
Cadence Design Systems, Inc. (AE)                      34,400             764
Dell, Inc. (AE)                                       109,700           2,766
General Dynamics Corp.                                 43,400           3,407
Harris Corp.                                           13,600             698
Hewlett-Packard Co.                                   156,200           6,582
Intel Corp.                                           169,900           3,653
International Business Machines Corp.                   9,800           1,002
LSI Corp. (AE)(N)                                     217,800           1,851
MEMC Electronic Materials, Inc. (AE)                   22,700           1,246
Micron Technology, Inc. (AE)                           56,800             651
Motorola, Inc.                                         89,400           1,549
Sanmina-SCI Corp. (AE)                                576,200           1,988
Seagate Technology, Inc. (N)                           84,300           1,867
Seagate Technology, Inc. (AE)                           1,900              --
Sun Microsystems, Inc. (AE)                            99,500             519
Synopsys, Inc. (AE)                                    25,400             703
                                                                 ------------
                                                                       35,818
                                                                 ------------

Utilities - 8.7%
Alltel Corp.                                           85,700           5,373
America Movil SAB de CV
   Series L                                            76,800           4,034
American Electric Power Co., Inc.                      49,400           2,481
Aqua America, Inc. (N)                                 51,800           1,145
AT&T, Inc.                                            100,500           3,891
China Mobile, Ltd. - ADR (N)                           60,500           2,723
China Unicom, Ltd. - ADR (N)                           57,500             833
Citizens Communications Co. (N)                        80,800           1,258
Edison International                                   37,700           1,974
Mirant Corp. (AE)                                      91,900           4,124
NiSource, Inc.                                         39,700             976
Progress Energy, Inc. - CVO                             1,300              --
Rogers Communications, Inc. Class B                    44,700           1,706
SCANA Corp.                                            11,300             492
Sprint Nextel Corp.                                   331,400           6,638
TECO Energy, Inc.                                      35,800             643
Verizon Communications, Inc.                           48,100           1,836
Windstream Corp. Class W (AE)                          68,600           1,003
                                                                 ------------
                                                                       41,130
                                                                 ------------

TOTAL COMMON STOCKS
(cost $375,629)                                                       440,400
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 7.0%
Russell Investment Company
   Money Market Fund                               31,418,000          31,418
United States Treasury Bills (c)(z)(sec.)
   5.041% due 06/14/07                                  1,500           1,491
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $32,909)                                                         32,909
                                                                 ------------

OTHER SECURITIES - 7.5%
Russell Investment Company
   Money Market Fund (X)                            6,831,584           6,832
State Street Securities
   Lending Quality Trust (X)                       28,710,333          28,710
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $35,542)                                                         35,542
                                                                 ------------

TOTAL INVESTMENTS - 107.8%
(identified cost $444,080)                                            508,851

OTHER ASSETS AND LIABILITIES,
NET - (7.8%)                                                          (36,621)
                                                                 ------------

NET ASSETS - 100.0%                                                   472,230
                                                                 ============

See accompanying notes which are an integral part of the financial statements.

 74  Select Value Fund

RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 06/07 (29)                              12,394                536

S&P 500 E-Mini Index (CME)
   expiration date 06/07 (36)                               2,679                 85

S&P 500 Index (CME)
   expiration date 06/07 (46)                              17,117                625
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      1,246
                                                                     ===============

--------------------------------------------------------------------------------

PRESENTATION OF PORTFOLIO HOLDINGS -- APRIL 30, 2007 (UNAUDITED)

                                                       % OF
                                                        NET
CATEGORIES                                            ASSETS
-----------------------------------------------------------------
Auto and Transportation                                       2.5
Consumer Discretionary                                        8.5
Consumer Staples                                              5.9
Financial Services                                           27.3
Health Care                                                   8.6
Integrated Oils                                               3.0
Materials and Processing                                      6.5
Miscellaneous                                                 3.0
Other Energy                                                  6.6
Producer Durables                                             5.1
Technology                                                    7.6
Utilities                                                     8.7
Short-Term Investments                                        7.0
Other Securities                                              7.5
                                                  ---------------
Total Investments                                           107.8
Other Assets and Liabilities, Net                            (7.8)
                                                  ---------------

                                                            100.0
                                                  ===============

Futures Contracts                                             0.3

  See accompanying notes which are an integral part of the financial statements.

                                                           Select Value Fund  75

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(I)   Forward commitment.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(o)   Real Estate Investment Trust (REIT).
(u)   Bond is insured by a guarantor.
(B)   Illiquid security.
(O)   In default.
(c)   At amortized cost, which approximates market.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(S) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(A)   Illiquid and restricted security.
(a)   Currency balances were held in connection with futures contracts purchased
      (sold), options written, or swaps entered into by the Fund. See Note 2.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    HKD - Hong Kong dollar                  PHP - Philippine peso
   AUD - Australian dollar                 HUF - Hungarian forint                  PKR - Pakistani rupee
   BRL - Brazilian real                    IDR - Indonesian rupiah                 PLN - Polish zloty
   CAD - Canadian dollar                   ILS - Israeli shekel                    RUB - Russian ruble
   CHF - Swiss franc                       INR - Indian rupee                      SEK - Swedish krona
   CLP - Chilean peso                      ISK - Iceland krona                     SGD - Singapore dollar
   CNY - Chinese renminbi yuan             JPY - Japanese yen                      SKK - Slovakian koruna
   COP - Colombian peso                    KES - Kenyan schilling                  THB - Thai baht
   CRC - Costa Rica colon                  KRW - South Korean won                  TRY - Turkish lira
   CZK - Czech koruna                      MXN - Mexican peso                      TWD - Taiwanese dollar
   DKK - Danish krone                      MYR - Malaysian ringgit                 USD - United States dollar
   EGP - Egyptian pound                    NOK - Norwegian krone                   VEB - Venezuelan bolivar
   EUR - Euro                              NZD - New Zealand dollar                VND - Vietnamese dong
   GBP - British pound sterling            PEN - Peruvian nouveau sol              ZAR - South African rand

 76  Notes to Schedules of Investments

                      (This page intentionally left blank)

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2007 (UNAUDITED)

                                                                           EMERGING MARKETS      REAL ESTATE SECURITIES
AMOUNTS IN THOUSANDS                                                             FUND                     FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at identified cost                                           $         1,047,471     $          1,592,402
-----------------------------------------------------------------------------------------------------------------------
Investments, at market***                                                           1,522,005                2,396,082
Cash                                                                                      178                       --
Cash (Restricted)                                                                       2,600                       --
Foreign currency holdings*                                                              6,177                       --
Unrealized appreciation on foreign currency exchange contracts                          1,621                       --
Receivables:
      Dividends and interest                                                            4,007                    2,193
      Dividends from affiliated money market funds                                        274                      369
      Investments sold                                                                  5,912                    1,404
      Fund shares sold                                                                  2,618                    6,848
      Foreign taxes recoverable                                                            18                       --
      From Adviser                                                                         --                       --
      Daily variation margin on futures contracts                                          --                       --
Prepaid expenses                                                                           23                       43
Interest rate swap contracts, at market value*****                                         --                       --
Credit default swap contracts, at market value****                                         --                       --
                                                                          -------------------     --------------------
Total assets                                                                        1,545,433                2,406,939
                                                                          -------------------     --------------------

LIABILITIES
Payables:
      Due to Custodian                                                                     --                        5
      Investments purchased                                                            11,056                    6,147
      Fund shares redeemed                                                              3,369                    4,006
      Accrued fees to affiliates                                                        1,686                    1,997
      Other accrued expenses                                                              195                       52
      Daily variation margin on futures contracts                                         325                       --
      Deferred tax liability                                                            1,144                       --
Unrealized depreciation on foreign currency exchange contracts                            308                       --
Options written, at market value**                                                        830                       --
Payable upon return of securities loaned                                               92,338                  181,532
Interest rate swap contracts, at market value*****                                         --                       --
Credit default swaps, at market value****                                                  --                       --
                                                                          -------------------     --------------------
Total liabilities                                                                     111,251                  193,739
                                                                          -------------------     --------------------

NET ASSETS                                                                $         1,434,182     $          2,213,200
                                                                          ===================     ====================

See accompanying notes which are an integral part of the financial statements.

 78  Statement of Assets and Liabilities

    SHORT DURATION      TAX EXEMPT       TAX-MANAGED      TAX-MANAGED MID &    SELECT GROWTH      SELECT VALUE
      BOND FUND         BOND FUND       LARGE CAP FUND     SMALL CAP FUND           FUND              FUND
---------------------------------------------------------------------------------------------------------------
    $      522,980    $      329,263    $      446,350     $      255,415      $      194,400    $      444,080
---------------------------------------------------------------------------------------------------------------
           520,253           331,088           587,877            307,707             220,788           508,851
                --                --                --                 --                  --                --
                --                --                --                 --                  --                --
               311                --                --                 --                  --                --
                --                --                --                 --                  --                --
             3,297             4,450               306                 85                  83               468
               140                14               125                 87                  36               120
             4,327                --                --              1,931               1,568             3,606
               693             2,978             1,001              1,364                 518               617
                --                --                --                 --                  --                --
                --                --                --                  4                 156                --
                90                --                --                 --                  --                --
                35                20                13                  2                   4                 2
               136                --                --                 --                  --                --
               121                --                --                 --                  --                --
    --------------    --------------    --------------     --------------      --------------    --------------
           529,403           338,550           589,322            311,180             223,153           513,664
    --------------    --------------    --------------     --------------      --------------    --------------

                 8             2,004                --                 --                  --                --
             4,188             1,771                53              2,497               1,161             4,397
             2,097               436               608                 65                 814               782
               289               137               402                268                 184               410
                94                42                38                 44                  47                35
                --                --               229                421                 111               268
                --                --                --                 --                  --                --
                12                --                --                 --                  --                --
               626                --                --                 --                  --                --
             6,976                --            38,521             58,218              32,151            35,542
               115                --                --                 --                  --                --
                 1                --                --                 --                  --                --
    --------------    --------------    --------------     --------------      --------------    --------------
            14,406             4,390            39,851             61,513              34,468            41,434
    --------------    --------------    --------------     --------------      --------------    --------------

    $      514,997    $      334,160    $      549,471     $      249,667      $      188,685    $      472,230
    ==============    ==============    ==============     ==============      ==============    ==============

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Assets and Liabilities  79

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

                                                                           EMERGING MARKETS      REAL ESTATE SECURITIES
AMOUNTS IN THOUSANDS                                                             FUND                     FUND
-----------------------------------------------------------------------------------------------------------------------
Net Assets Consist of:
Undistributed (overdistributed) net investment income                     $           (27,102)    $             (2,997)
Accumulated net realized gain (loss)                                                   80,676                  138,475
Unrealized appreciation (depreciation) on:
      Investments (International Securities Fund and Emerging Markets
       Fund - net of deferred tax liability for foreign capital gains
       taxes)                                                                         473,390                  803,680
      Futures contracts                                                                   415                       --
      Options written                                                                     (43)                      --
      Credit default swaps                                                                 --                       --
      Interest rate swap contracts                                                         --                       --
      Foreign currency-related transactions                                             1,341                       --
Shares of beneficial interest                                                             644                      396
Additional paid-in capital                                                            904,861                1,273,646
                                                                          -------------------     --------------------
NET ASSETS                                                                $         1,434,182     $          2,213,200
                                                                          ===================     ====================
NET ASSET VALUE, offering and redemption price per share:
   Net asset value per share: Class A******                               $             22.30     $              55.42
   Maximum offering price per share (Net asset value plus sales charge
     of 5.75%*******): Class A                                            $             23.66     $              58.80
      Class A -- Net assets                                               $         1,820,991     $          2,578,596
      Class A -- Shares outstanding ($.01 par value)                                   81,652                   46,531

   Net asset value per share: Class C******                               $             21.52     $              54.45
      Class C -- Net assets                                               $        51,785,694     $        115,147,430
      Class C -- Shares outstanding ($.01 par value)                                2,405,862                2,114,712
   Net asset value per share: Class E******                               $             22.30     $              55.43
      Class E -- Net assets                                               $        31,492,945     $         63,459,465
      Class E -- Shares outstanding ($.01 par value)                                1,412,524                1,144,756
   Net asset value per share: Class I******                               $                --     $                 --
      Class I -- Net assets                                               $                --     $                 --
      Class I -- Shares outstanding ($.01 par value)                                       --                       --
   Net asset value per share: Class S******                               $             22.28     $              56.05
      Class S -- Net assets                                               $     1,349,082,625     $      2,032,014,827
      Class S -- Shares outstanding ($.01 par value)                               60,548,230               36,254,627
-----------------------------------------------------------------------------------------------------------------------
Amounts in thousands
*       Foreign currency holdings - cost                                  $             6,179     $                 --
**      Premiums received on options written                              $               788     $                 --
***     Securities on loan included in investments                        $            95,053     $            174,144
****    Credit default swap contracts - premiums paid (received)          $                --     $                 --
*****   Interest rate swap contracts - premiums paid (received)           $                --     $                 --
******  Net asset value per share equals class level net assets divided by class level shares of beneficial interest
        outstanding.
******* Short Duration Bond Fund's maximum sale charge is 3.75%.

See accompanying notes which are an integral part of the financial statements.

 80  Statement of Assets and Liabilities

    SHORT DURATION      TAX EXEMPT       TAX-MANAGED      TAX-MANAGED MID &    SELECT GROWTH      SELECT VALUE
      BOND FUND         BOND FUND       LARGE CAP FUND     SMALL CAP FUND           FUND              FUND
---------------------------------------------------------------------------------------------------------------
    $        1,893    $        1,028    $          655     $          168      $            6    $          304
           (20,051)           (1,585)          (64,454)             8,920              (6,523)           37,506
            (2,727)            1,825           141,527             52,292              26,388            64,771
               664                --             1,098                675                 399             1,246
                73                --                --                 --                  --                --
               125                --                --                 --                  --                --
              (131)               --                --                 --                  --                --
                (2)               --                --                 --                  --                --
               275               155               254                164                 214               360
           534,878           332,737           470,391            187,448             168,201           368,043
    --------------    --------------    --------------     --------------      --------------    --------------
    $      514,997    $      334,160    $      549,471     $      249,667      $      188,685    $      472,230
    ==============    ==============    ==============     ==============      ==============    ==============
    $        18.71    $           --    $           --     $           --      $           --    $           --
    $        19.44    $           --    $           --     $           --      $           --    $           --
    $    1,369,709    $           --    $           --     $           --      $           --    $           --
            73,214                --                --                 --                  --                --
    $        18.66    $        21.50    $        21.12     $        14.20      $         8.22    $        12.87
    $   16,849,168    $   12,474,005    $   21,452,161     $   13,575,936      $    9,904,771    $   27,255,910
           903,053           580,073         1,015,903            956,066           1,204,369         2,117,380
    $        18.72    $        21.57    $        21.61     $        15.04      $         8.68    $        13.12
    $   15,984,152    $   20,083,537    $   14,726,906     $    3,028,730      $    6,305,980    $   11,608,242
           853,814           930,885           681,468            201,409             726,184           884,578
    $           --    $           --    $           --     $           --      $         8.90    $        13.16
    $           --    $           --    $           --     $           --      $   99,585,437    $  147,194,709
                --                --                --                 --          11,187,846        11,183,077
    $        18.70    $        21.55    $        21.69     $        15.27      $         8.83    $        13.13
    $  480,794,011    $  301,602,541    $  513,292,096     $  233,062,119      $   72,888,844    $  286,170,712
        25,716,546        13,995,936        23,665,218         15,262,100           8,256,299        21,787,567
---------------------------------------------------------------------------------------------------------------
    $          305    $           --    $           --     $           --      $           --    $           --
    $          699    $           --    $           --     $           --      $           --    $           --
    $        6,823    $           --    $       37,104     $       55,792      $       31,457    $       39,896
    $           (5)   $           --    $           --     $           --      $           --    $           --
    $          152    $           --    $           --     $           --      $           --    $           --

  See accompanying notes which are an integral part of the financial statements.

                                         Statement of Assets and Liabilities  81

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED APRIL 30, 2007 (UNAUDITED)

                                                                           EMERGING MARKETS          REAL ESTATE
Amounts in thousands                                                             FUND              SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Dividends                                                           $            14,998    $             22,253
      Dividends from affiliated money market funds                                      1,196                   1,624
      Interest                                                                             68                      --
      Securities lending income                                                           288                     151
      Less foreign taxes withheld                                                      (1,473)                     --
                                                                          -------------------    --------------------
Total investment income                                                                15,077                  24,028
                                                                          -------------------    --------------------

EXPENSES
      Advisory fees                                                                     7,385                   8,693
      Administrative fees                                                                 321                     543
      Custodian fees                                                                    1,167                     226
      Distribution fees - Class A                                                           1                       1
      Distribution fees - Class C                                                         183                     433
      Transfer agent fees                                                               1,491                   1,956
      Transfer agent fees - Class C                                                        --                      --
      Transfer agent fees - Class E                                                        --                      --
      Transfer agent fees - Class I                                                        --                      --
      Transfer agent fees - Class S                                                        --                      --
      Professional fees                                                                    64                      35
      Registration fees                                                                    46                      54
      Shareholder servicing fees - Class C                                                 61                     144
      Shareholder servicing fees - Class E                                                 36                      79
      Trustees' fees                                                                       13                      23
      Printing fees                                                                        22                      31
      Miscellaneous                                                                         9                      20
                                                                          -------------------    --------------------
      Expenses before reductions                                                       10,799                  12,238
      Expense reductions                                                                   (8)                     (8)
                                                                          -------------------    --------------------
Net expenses                                                                           10,791                  12,230
                                                                          -------------------    --------------------
Net investment income (loss)                                                            4,286                  11,798
                                                                          -------------------    --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Investments (Emerging Markets Fund - net of deferred tax
       liability for foreign capital gains taxes)                                      78,676                 145,537
      Futures contracts                                                                 4,566                      --
      Options written                                                                   2,047                      --
      Credit default swaps                                                                 --                      --
      Interest rate swap contracts                                                         --                      --
      Foreign currency-related transactions                                                88                      --
                                                                          -------------------    --------------------
Net realized gain (loss)                                                               85,377                 145,537
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation) on:
      Investments (International Securities Fund and Emerging Markets
       Fund - net of deferred tax liability for foreign capital gains
       taxes)                                                                         140,155                 (15,117)
      Futures contracts                                                                  (363)                     --
      Options written                                                                     (28)                     --
      Credit default swaps                                                                 --                      --
      Interest rate swap contracts                                                         --                      --
      Foreign currency-related transactions                                             1,073                      --
                                                                          -------------------    --------------------
Net change in unrealized appreciation (depreciation)                                  140,837                 (15,117)
                                                                          -------------------    --------------------
Net realized and unrealized gain (loss)                                               226,214                 130,420
                                                                          -------------------    --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                     $           230,500    $            142,218
                                                                          ===================    ====================

See accompanying notes which are an integral part of the financial statements.

 82  Statement of Operations

     SHORT DURATION       TAX EXEMPT        TAX-MANAGED      TAX-MANAGED MID &    SELECT GROWTH     SELECT VALUE
       BOND FUND          BOND FUND        LARGE CAP FUND     SMALL CAP FUND           FUND             FUND
----------------------------------------------------------------------------------------------------------------

    $             58   $             --   $          3,425   $          1,109    $            796   $      3,988
               2,119                 94                709                433                 175            690
              21,281              6,553                 35                 23                  25             34
                  12                 --                 19                110                  33             48
                  --                 --                 --                 --                  --             --
    ----------------   ----------------   ----------------   ----------------    ----------------   ------------
              23,470              6,647              4,188              1,675               1,029          4,760
    ----------------   ----------------   ----------------   ----------------    ----------------   ------------

               2,142                466              1,807              1,129                 733          1,554
                 238                 78                129                 58                  46            111
                 182                 72                 93                 88                  87            107
                  --                 --                 --                 --                  --             --
                  75                 45                 76                 48                  37            100
                 476                155                258                188                  --             --
                  --                 --                 --                 --                  12             33
                  --                 --                 --                 --                   6             10
                  --                 --                 --                 --                  39             69
                  --                 --                 --                 --                  73            304
                  35                 24                 19                 24                  21             23
                  35                 36                 25                 22                  31             35
                  25                 15                 25                 16                  12             33
                  30                 18                 17                  3                   8             14
                  13                  3                  6                  2                   2              5
                  21                  6                  9                  4                   6              7
                  11                  4                  5                  3                   3              4
    ----------------   ----------------   ----------------   ----------------    ----------------   ------------
               3,283                922              2,469              1,585               1,116          2,409
                 (22)                (3)                (1)               (77)                (92)            --
    ----------------   ----------------   ----------------   ----------------    ----------------   ------------
               3,261                919              2,468              1,508               1,024          2,409
    ----------------   ----------------   ----------------   ----------------    ----------------   ------------
              20,209              5,728              1,720                167                   5          2,351
    ----------------   ----------------   ----------------   ----------------    ----------------   ------------

              (1,303)                92             13,342              8,729               4,567         45,669
              (2,207)                --              1,140              1,657                 447          1,139
                (301)                --                 --                 --                  --             --
                   6                 --                 --                 --                  --             --
                 255                 --                 --                 --                  --             --
                 (59)                --                 --                 --                  --             --
    ----------------   ----------------   ----------------   ----------------    ----------------   ------------
              (3,609)                92             14,482             10,386               5,014         46,808
    ----------------   ----------------   ----------------   ----------------    ----------------   ------------
               3,418             (1,942)            23,998             11,160               4,554         (5,204)
               1,666                 --                342               (521)                (25)           340
                 485                 --                 --                 --                  --             --
                 124                 --                 --                 --                  --             --
                (414)                --                 --                 --                  --             --
                  (2)                --                 --                 --                  --             --
    ----------------   ----------------   ----------------   ----------------    ----------------   ------------
               5,277             (1,942)            24,340             10,639               4,529         (4,864)
    ----------------   ----------------   ----------------   ----------------    ----------------   ------------
               1,668             (1,850)            38,822             21,025               9,543         41,944
    ----------------   ----------------   ----------------   ----------------    ----------------   ------------
    $         21,877   $          3,878   $         40,542   $         21,192    $          9,548   $     44,295
    ================   ================   ================   ================    ================   ============

  See accompanying notes which are an integral part of the financial statements.

                                                     Statement of Operations  83

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       EMERGING MARKETS
                                                                                             FUND
                                                                          -------------------------------------------
                                                                              SIX MONTHS             FISCAL YEAR
                                                                                 ENDED                  ENDED
                                                                            APRIL 30, 2007           OCTOBER 31,
AMOUNTS IN THOUSANDS                                                          (UNAUDITED)                2006
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                        $             4,286    $             10,510
      Net realized gain (loss)                                                         85,377                 160,254
      Net change in unrealized appreciation (depreciation)                            140,837                 113,960
                                                                          -------------------    --------------------
Net increase (decrease) in net assets from operations                                 230,500                 284,724
                                                                          -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class A                                                                           --                      --
         Class C                                                                         (540)                   (580)
         Class E                                                                         (518)                   (442)
         Class I                                                                           --                      --
         Class S                                                                      (23,139)                (20,081)
      From net realized gain
         Class C                                                                       (6,471)                   (887)
         Class E                                                                       (3,838)                   (487)
         Class I                                                                           --                      --
         Class S                                                                     (151,400)                (20,087)
                                                                          -------------------    --------------------
Net decrease in net assets from distributions                                        (185,906)                (42,564)
                                                                          -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                   224,666                  75,860
                                                                          -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                           269,260                 318,020

NET ASSETS
      Beginning of period                                                           1,164,922                 846,902
                                                                          -------------------    --------------------

      End of period                                                       $         1,434,182    $          1,164,922
                                                                          ===================    ====================
      Undistributed (overdistributed) net investment income included
       in net assets                                                      $           (27,102)   $             (7,191)

See accompanying notes which are an integral part of the financial statements.

 84  Statements of Changes in Net Assets

                   REAL ESTATE                                     SHORT DURATION                      TAX EXEMPT
                 SECURITIES FUND                                     BOND FUND                          BOND FUND
-------------------------------------------------    ------------------------------------------    -------------------
           SIX MONTHS             FISCAL YEAR            SIX MONTHS             FISCAL YEAR            SIX MONTHS
              ENDED                  ENDED                  ENDED                  ENDED                  ENDED
         APRIL 30, 2007           OCTOBER 31,          APRIL 30, 2007           OCTOBER 31,          APRIL 30, 2007
           (UNAUDITED)               2006                (UNAUDITED)               2006                (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------

       $            11,798    $            24,653    $            20,209    $            42,526    $             5,728
                   145,537                169,551                 (3,609)                (7,206)                    92
                   (15,117)               380,628                  5,277                  8,551                 (1,942)
       -------------------    -------------------    -------------------    -------------------    -------------------
                   142,218                574,832                 21,877                 43,871                  3,878
       -------------------    -------------------    -------------------    -------------------    -------------------

                       (13)                    --                     (6)                    --                     --
                      (523)                  (699)                  (356)                  (655)                  (164)
                      (431)                  (630)                  (519)                  (882)                  (237)
                        --                     --                     --                     --                     --
                   (15,788)               (24,741)               (21,673)               (40,141)                (5,249)
                    (9,460)                (8,834)                    --                     --                     --
                    (5,015)                (4,267)                    --                     --                     --
                        --                     --                     --                     --                     --
                  (159,326)              (150,805)                    --                     --                     --
       -------------------    -------------------    -------------------    -------------------    -------------------
                  (190,556)              (189,976)               (22,554)               (41,678)                (5,650)
       -------------------    -------------------    -------------------    -------------------    -------------------

                   188,118                132,283               (639,912)               (60,187)                37,870
       -------------------    -------------------    -------------------    -------------------    -------------------

                   139,780                517,139               (640,589)               (57,994)                36,098

                 2,073,420              1,556,281              1,155,586              1,213,580                298,062
       -------------------    -------------------    -------------------    -------------------    -------------------

       $         2,213,200    $         2,073,420    $           514,997    $         1,155,586    $           334,160
       ===================    ===================    ===================    ===================    ===================
       $            (2,997)   $             1,960    $             1,893    $             4,238    $             1,028

          TAX EXEMPT
          BOND FUND
---  --------------------
         FISCAL YEAR
            ENDED
         OCTOBER 31,
             2006
---
     $              9,801
                     (638)
                    3,055
     --------------------
                   12,218
     --------------------
                       --
                     (285)
                     (324)
                       --
                   (8,921)
                       --
                       --
                       --
                       --
     --------------------
                   (9,530)
     --------------------
                   47,705
     --------------------
                   50,393
                  247,669
     --------------------
     $            298,062
     ====================
     $                950

  See accompanying notes which are an integral part of the financial statements.

                                         Statements of Changes in Net Assets  85

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED

                                                                                          TAX-MANAGED
                                                                                        LARGE CAP FUND
                                                                          -------------------------------------------
                                                                              SIX MONTHS             FISCAL YEAR
                                                                                 ENDED                  ENDED
                                                                            APRIL 30, 2007           OCTOBER 31,
AMOUNTS IN THOUSANDS                                                          (UNAUDITED)                2006
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
      Net investment income (loss)                                        $             1,720    $              3,709
      Net realized gain (loss)                                                         14,482                  20,243
      Net change in unrealized appreciation (depreciation)                             24,340                  27,442
                                                                          -------------------    --------------------
Net increase (decrease) in net assets from operations                                  40,542                  51,394
                                                                          -------------------    --------------------

DISTRIBUTIONS
      From net investment income
         Class A                                                                           --                      --
         Class C                                                                           --                      --
         Class E                                                                          (73)                    (51)
         Class I                                                                           --                      --
         Class S                                                                       (3,672)                 (3,088)
      From net realized gain
         Class C                                                                           --                      --
         Class E                                                                           --                      --
         Class I                                                                           --                      --
         Class S                                                                           --                      --
                                                                          -------------------    --------------------
Net decrease in net assets from distributions                                          (3,745)                 (3,139)
                                                                          -------------------    --------------------

SHARE TRANSACTIONS
      Net increase (decrease) in net assets from share transactions                    22,834                  29,330
                                                                          -------------------    --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                            59,631                  77,585

NET ASSETS
      Beginning of period                                                             489,840                 412,255
                                                                          -------------------    --------------------

      End of period                                                       $           549,471    $            489,840
                                                                          ===================    ====================
      Undistributed (overdistributed) net investment income included
       in net assets                                                      $               655    $              2,680

See accompanying notes which are an integral part of the financial statements.

 86  Statements of Changes in Net Assets

                   TAX-MANAGED                                     SELECT GROWTH                      SELECT VALUE
              MID & SMALL CAP FUND                                      FUND                              FUND
-------------------------------------------------    ------------------------------------------    -------------------
           SIX MONTHS             FISCAL YEAR            SIX MONTHS             FISCAL YEAR            SIX MONTHS
              ENDED                  ENDED                  ENDED                  ENDED                  ENDED
         APRIL 30, 2007           OCTOBER 31,          APRIL 30, 2007           OCTOBER 31,          APRIL 30, 2007
           (UNAUDITED)               2006                (UNAUDITED)               2006                (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------

       $               167    $              (289)   $                 5    $              (147)   $             2,351
                    10,386                 11,684                  5,014                  6,754                 46,808
                    10,639                 14,941                  4,529                  3,535                 (4,864)
       -------------------    -------------------    -------------------    -------------------    -------------------
                    21,192                 26,336                  9,548                 10,142                 44,295
       -------------------    -------------------    -------------------    -------------------    -------------------

                        --                     --                     --                     --                     --
                        --                     --                     --                     --                    (32)
                        --                     --                     --                     --                    (44)
                        --                     --                     --                    (44)                  (766)
                        --                     --                     --                     --                 (1,274)
                      (186)                    --                     --                     --                 (1,561)
                       (36)                    --                     --                     --                   (649)
                        --                     --                     --                     --                 (7,737)
                    (2,860)                    --                     --                     --                (15,104)
       -------------------    -------------------    -------------------    -------------------    -------------------
                    (3,082)                    --                     --                    (44)               (27,167)
       -------------------    -------------------    -------------------    -------------------    -------------------

                    18,977                 18,690                    397                (13,198)                32,983
       -------------------    -------------------    -------------------    -------------------    -------------------

                    37,087                 45,026                  9,945                 (3,100)                50,111

                   212,580                167,554                178,740                181,840                422,119
       -------------------    -------------------    -------------------    -------------------    -------------------

       $           249,667    $           212,580    $           188,685    $           178,740    $           472,230
       ===================    ===================    ===================    ===================    ===================
       $               168    $                 1    $                 6    $                 1    $               304

         SELECT VALUE
             FUND
---  --------------------
         FISCAL YEAR
            ENDED
         OCTOBER 31,
             2006
---
     $              4,112
                   29,157
                   31,000
     --------------------
                   64,269
     --------------------
                       --
                      (49)
                      (88)
                   (1,579)
                   (2,401)
                   (1,230)
                     (494)
                   (7,528)
                  (11,306)
     --------------------
                  (24,675)
     --------------------
                   18,217
     --------------------
                   57,811
                  364,308
     --------------------
     $            422,119
     ====================
     $                 69

  See accompanying notes which are an integral part of the financial statements.

                                         Statements of Changes in Net Assets  87

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $                 $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME     DISTRIBUTIONS
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM        FROM NET
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class A
April 30, 2007 (1)                               20.50                .03              1.77            1.80               --
----------------------------------------------------------------------------------------------------------------------------------
Class C
April 30, 2007 *                                 21.17               (.03)             3.67            3.64             (.25)
October 31, 2006                                 16.73                .01              5.14            5.15             (.28)
October 31, 2005                                 12.52                .04              4.22            4.26             (.05)
October 31, 2004                                 10.68                 --(d)           2.08            2.08             (.24)
October 31, 2003                                  7.22                .02              3.44            3.46               --
October 31, 2002                                  6.89               (.09)              .42             .33               --
----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                 21.89                .05              3.81            3.86             (.41)
October 31, 2006                                 17.25                .17              5.29            5.46             (.39)
October 31, 2005                                 12.93                .16              4.34            4.50             (.18)
October 31, 2004                                 10.98                .09              2.15            2.24             (.29)
October 31, 2003                                  7.41                .09              3.49            3.58             (.01)
October 31, 2002                                  7.01               (.02)              .42             .40               --
----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                 21.91                .08              3.79            3.87             (.46)
October 31, 2006                                 17.25                .21              5.31            5.52             (.43)
October 31, 2005                                 12.94                .20              4.34            4.54             (.23)
October 31, 2004                                 10.98                .12              2.15            2.27             (.31)
October 31, 2003                                  7.43                .11              3.48            3.59             (.04)
October 31, 2002                                  7.05                 --(d)            .40             .40             (.02)
----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class A
April 30, 2007 (1)                               57.37               (.21)            (1.36)          (1.57)            (.38)
----------------------------------------------------------------------------------------------------------------------------------
Class C
April 30, 2007 *                                 56.11                .04              3.37            3.41             (.25)
October 31, 2006                                 46.08                .22             15.14           15.36             (.35)
October 31, 2005                                 43.10                .42              6.66            7.08             (.43)
October 31, 2004                                 33.94                .46              9.92           10.38            (1.21)
October 31, 2003                                 26.52               1.11              7.53            8.64            (1.11)
October 31, 2002                                 26.97               1.07              (.01)           1.06            (1.51)
----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                 56.95                .25              3.43            3.68             (.38)
October 31, 2006                                 46.62                .59             15.36           15.95             (.64)
October 31, 2005                                 43.55                .76              6.74            7.50             (.76)
October 31, 2004                                 34.24                .75             10.04           10.79            (1.47)
October 31, 2003                                 26.72               1.34              7.60            8.94            (1.31)
October 31, 2002                                 27.14               1.32              (.06)           1.26            (1.68)
----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                 57.53                .33              3.46            3.79             (.45)
October 31, 2006                                 47.03                .73             15.51           16.24             (.76)
October 31, 2005                                 43.90                .88              6.79            7.67             (.87)
October 31, 2004                                 34.51                .87             10.09           10.96            (1.56)
October 31, 2003                                 26.89               1.42              7.67            9.09            (1.36)
October 31, 2002                                 27.31               1.41              (.06)           1.35            (1.77)
----------------------------------------------------------------------------------------------------------------------------------

                                                $
                                          DISTRIBUTIONS        $
                                            FROM NET       RETURN OF
                                          REALIZED GAIN     CAPITAL
----------------------------------------
EMERGING MARKETS FUND
Class A
April 30, 2007 (1)                               --             --
----------------------------------------
Class C
April 30, 2007 *                              (3.04)            --
October 31, 2006                               (.43)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class E
April 30, 2007 *                              (3.04)            --
October 31, 2006                               (.43)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class S
April 30, 2007 *                              (3.04)            --
October 31, 2006                               (.43)            --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
REAL ESTATE SECURITIES FUND
Class A
April 30, 2007 (1)                               --             --
----------------------------------------
Class C
April 30, 2007 *                              (4.82)            --
October 31, 2006                              (4.98)            --
October 31, 2005                              (3.67)            --
October 31, 2004                               (.01)            --
October 31, 2003                               (.11)            --
October 31, 2002                                 --             --
----------------------------------------
Class E
April 30, 2007 *                              (4.82)            --
October 31, 2006                              (4.98)            --
October 31, 2005                              (3.67)            --
October 31, 2004                               (.01)            --
October 31, 2003                               (.11)            --
October 31, 2002                                 --             --
----------------------------------------
Class S
April 30, 2007 *                              (4.82)            --
October 31, 2006                              (4.98)            --
October 31, 2005                              (3.67)            --
October 31, 2004                               (.01)            --
October 31, 2003                               (.11)            --
October 31, 2002                                 --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 88  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
            --              22.30               8.78                1,821
-----------------------------------------------------------------------------
         (3.29)             21.52              18.97               51,786
          (.71)             21.17              31.63               44,977
          (.05)             16.73              33.98               33,961
          (.24)             12.52              20.04               20,467
            --              10.68              47.58               12,306
            --               7.22               4.94                5,194
-----------------------------------------------------------------------------
         (3.45)             22.30              19.43               31,493
          (.82)             21.89              32.64               27,862
          (.18)             17.25              34.94               18,855
          (.29)             12.93              20.88               14,169
          (.01)             10.98              48.39                9,598
            --               7.41               5.71                6,478
-----------------------------------------------------------------------------
         (3.50)             22.28              19.51            1,349,082
          (.86)             21.91              33.04            1,092,083
          (.23)             17.25              35.27              794,086
          (.31)             12.94              21.22              549,626
          (.04)             10.98              48.27              386,560
          (.02)              7.43               5.91              263,563
-----------------------------------------------------------------------------
          (.38)             55.42              (2.75)               2,579
-----------------------------------------------------------------------------
         (5.07)             54.45               6.29              115,147
         (5.33)             56.11              36.63              110,287
         (4.10)             46.08              17.22               81,876
         (1.22)             43.10              30.97               61,089
         (1.22)             33.94              33.23               32,784
         (1.51)             26.52               3.56               15,712
-----------------------------------------------------------------------------
         (5.20)             55.43               6.71               63,459
         (5.62)             56.95              37.65               59,768
         (4.43)             46.62              18.09               40,296
         (1.48)             43.55              32.00               29,436
         (1.42)             34.24              34.21               16,651
         (1.68)             26.72               4.27               10,661
-----------------------------------------------------------------------------
         (5.27)             56.05               6.82            2,032,015
         (5.74)             57.53              38.04            1,903,365
         (4.54)             47.03              18.35            1,434,109
         (1.57)             43.90              32.30            1,171,513
         (1.47)             34.51              34.58              830,448
         (1.77)             26.89               4.55              598,133
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
           1.89                1.89                 1.10              25.17
---
           2.64                2.64                 (.30)             25.17
           2.68                2.68                  .07              68.52
           2.74                2.76                  .29              71.86
           2.83                2.87                  .02              82.02
           3.09                3.09                  .19              95.13
           3.12                3.12                (1.08)             90.21
---
           1.89                1.89                  .43              25.17
           1.93                1.93                  .83              68.52
           1.99                2.01                 1.02              71.86
           2.07                2.12                  .75              82.02
           2.36                2.37                 1.02              95.13
           2.38                2.38                 (.29)             90.21
---
           1.64                1.64                  .71              25.17
           1.68                1.68                 1.06              68.52
           1.73                1.76                 1.30              71.86
           1.83                1.87                 1.00              82.02
           2.11                2.11                 1.30              95.13
           2.14                2.14                 (.02)             90.21
---
           1.32                1.32                (2.75)             28.76
---
           2.06                2.07                  .14              28.76
           2.07                2.08                  .45              48.64
           2.10                2.10                  .95              63.95
           2.12                2.12                 1.20              38.04
           2.20                2.30                 3.67              46.09
           2.19                2.59                 3.74              67.70
---
           1.32                1.32                  .89              28.76
           1.32                1.32                 1.19              48.64
           1.35                1.35                 1.71              63.95
           1.37                1.37                 1.95              38.04
           1.43                1.62                 4.46              46.09
           1.46                1.82                 4.54              67.70
---
           1.07                1.07                 1.15              28.76
           1.07                1.07                 1.46              48.64
           1.10                1.10                 1.95              63.95
           1.11                1.11                 2.23              38.04
           1.18                1.18                 4.66              46.09
           1.19                1.19                 4.82              67.70
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  89

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $                 $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME     DISTRIBUTIONS
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM        FROM NET
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION BOND FUND
Class A
April 30, 2007 (1)                               18.71               .13               (.02)           .11              (.11)
----------------------------------------------------------------------------------------------------------------------------------
Class C
April 30, 2007 *                                 18.66               .30                .03            .33              (.33)
October 31, 2006                                 18.63               .50                .03            .53              (.50)
October 31, 2005                                 19.04               .31               (.40)          (.09)             (.31)
October 31, 2004                                 19.01               .19               (.01)           .18              (.15)
October 31, 2003                                 18.98               .31                .06            .37              (.34)
October 31, 2002                                 19.01               .56                .13            .69              (.72)
----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                 18.72               .37                .02            .39              (.40)
October 31, 2006                                 18.70               .65                .03            .68              (.65)
October 31, 2005                                 19.10               .46               (.41)           .05              (.44)
October 31, 2004                                 19.08               .34               (.01)           .33              (.31)
October 31, 2003                                 19.04               .48                .03            .51              (.47)
October 31, 2002                                 19.02               .77                .06            .83              (.81)
----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                 18.70               .38                .05            .43              (.43)
October 31, 2006                                 18.67               .69                .03            .72              (.69)
October 31, 2005                                 19.07               .51               (.41)           .10              (.49)
October 31, 2004                                 19.05               .38               (.01)           .37              (.35)
October 31, 2003                                 19.01               .52                .03            .55              (.51)
October 31, 2002                                 18.99               .80                .08            .88              (.86)
----------------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT BOND FUND
Class C
April 30, 2007 *                                 21.63               .29               (.13)           .16              (.29)
October 31, 2006                                 21.45               .57                .17            .74              (.56)
October 31, 2005                                 22.03               .51               (.61)          (.10)             (.48)
October 31, 2004                                 21.99               .53                .04            .57              (.53)
October 31, 2003                                 21.94               .58                .07            .65              (.60)
October 31, 2002                                 21.76               .60                .22            .82              (.64)
----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                 21.70               .37               (.13)           .24              (.37)
October 31, 2006                                 21.52               .73                .17            .90              (.72)
October 31, 2005                                 22.10               .67               (.60)           .07              (.65)
October 31, 2004                                 22.06               .69                .04            .73              (.69)
October 31, 2003                                 21.99               .75                .06            .81              (.74)
October 31, 2002                                 21.81               .78                .18            .96              (.78)
----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                 21.67               .40               (.12)           .28              (.40)
October 31, 2006                                 21.49               .79                .16            .95              (.77)
October 31, 2005                                 22.07               .72               (.60)           .12              (.70)
October 31, 2004                                 22.03               .75                .03            .78              (.74)
October 31, 2003                                 21.96               .80                .07            .87              (.80)
October 31, 2002                                 21.79               .83                .18           1.01              (.84)
----------------------------------------------------------------------------------------------------------------------------------

                                                $
                                          DISTRIBUTIONS        $
                                            FROM NET       RETURN OF
                                          REALIZED GAIN     CAPITAL
----------------------------------------
SHORT DURATION BOND FUND
Class A
April 30, 2007 (1)                               --             --
----------------------------------------
Class C
April 30, 2007 *                                 --             --
October 31, 2006                                 --             --
October 31, 2005                               (.01)            --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class E
April 30, 2007 *                                 --             --
October 31, 2006                                 --             --
October 31, 2005                               (.01)            --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class S
April 30, 2007 *                                 --             --
October 31, 2006                                 --             --
October 31, 2005                               (.01)            --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
TAX EXEMPT BOND FUND
Class C
April 30, 2007 *                                 --             --
October 31, 2006                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class E
April 30, 2007 *                                 --             --
October 31, 2006                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class S
April 30, 2007 *                                 --             --
October 31, 2006                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 90  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.11)              18.71                .60               1,370
-----------------------------------------------------------------------------
          (.33)              18.66               1.78              16,849
          (.50)              18.66               2.89              21,840
          (.32)              18.63               (.50)             30,290
          (.15)              19.04                .97              38,427
          (.34)              19.01               1.97              41,644
          (.72)              18.98               3.73              16,294
-----------------------------------------------------------------------------
          (.40)              18.72               2.11              15,984
          (.65)              18.73               3.69              26,800
          (.45)              18.70                .25              24,851
          (.31)              19.10               1.74              23,181
          (.47)              19.08               2.70              20,274
          (.81)              19.04               4.53              17,516
-----------------------------------------------------------------------------
          (.43)              18.70               2.31             480,794
          (.69)              18.70               3.95           1,106,946
          (.50)              18.67                .51           1,158,439
          (.35)              19.07               1.98           1,135,332
          (.51)              19.05               2.95             958,064
          (.86)              19.01               4.81             599,795
-----------------------------------------------------------------------------
          (.29)              21.50                .75              12,474
          (.56)              21.63               3.50              11,819
          (.48)              21.45               (.46)             10,493
          (.53)              22.03               2.62              10,611
          (.60)              21.99               2.98               8,701
          (.64)              21.94               3.84               7,179
-----------------------------------------------------------------------------
          (.37)              21.57               1.13              20,083
          (.72)              21.70               4.26              11,805
          (.65)              21.52                .31               8,572
          (.69)              22.10               3.38               6,488
          (.74)              22.06               3.75               5,849
          (.78)              21.99               4.54               5,051
-----------------------------------------------------------------------------
          (.40)              21.55               1.30             301,603
          (.77)              21.67               4.53             274,438
          (.70)              21.49                .55             228,604
          (.74)              22.07               3.64             185,587
          (.80)              22.03               4.01             144,402
          (.84)              21.96               4.77             148,675
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
            .91                  .95                4.22               78.02
---
           1.67                 1.67                3.26               78.02
           1.65                 1.66                2.71              111.57
           1.65                 1.66                1.65              202.53
           1.63                 1.66                1.00              131.57
           1.56                 1.72                1.63              187.92
           1.52                 1.70                3.08              163.86
---
            .91                  .92                4.03               78.02
            .90                  .91                3.49              111.57
            .90                  .91                2.43              202.53
            .88                  .91                1.76              131.57
            .80                  .97                2.52              187.92
            .77                  .96                4.04              163.86
---
            .66                  .66                4.27               78.02
            .65                  .65                3.73              111.57
            .65                  .66                2.67              202.53
            .63                  .66                2.01              131.57
            .56                  .72                2.70              187.92
            .52                  .71                4.26              163.86
---
           1.54                 1.54                2.73               39.65
           1.56                 1.56                2.66               63.34
           1.53                 1.53                2.31               43.13
           1.53                 1.53                2.39               36.68
           1.56                 1.56                2.62               37.46
           1.56                 1.56                2.82               39.83
---
            .79                  .80                3.51               39.65
            .80                  .81                3.41               63.34
            .78                  .78                3.07               43.13
            .78                  .78                3.14               36.68
            .81                  .81                3.37               37.46
            .83                  .83                3.57               39.83
---
            .54                  .54                3.74               39.65
            .55                  .56                3.66               63.34
            .53                  .53                3.31               43.13
            .53                  .53                3.39               36.68
            .56                  .56                3.62               37.46
            .57                  .57                3.84               39.83
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  91

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $                 $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME     DISTRIBUTIONS
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM        FROM NET
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
Class C
April 30, 2007 *                                 19.62              (.03)              1.53           1.50                --
October 31, 2006                                 17.68              (.02)              1.96           1.94                --
October 31, 2005                                 16.55               .01               1.14           1.15              (.02)
October 31, 2004                                 15.02              (.06)              1.59           1.53                --
October 31, 2003                                 12.61              (.04)              2.45           2.41                --
October 31, 2002                                 15.60              (.06)             (2.93)         (2.99)               --
----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                 20.12               .05               1.56           1.61              (.12)
October 31, 2006                                 18.09               .11               2.02           2.13              (.10)
October 31, 2005                                 16.93               .15               1.15           1.30              (.14)
October 31, 2004                                 15.30               .06               1.63           1.69              (.06)
October 31, 2003                                 12.83               .06               2.50           2.56              (.09)
October 31, 2002                                 15.78               .05              (2.95)         (2.90)             (.05)
----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                 20.21               .07               1.57           1.64              (.16)
October 31, 2006                                 18.16               .17               2.02           2.19              (.14)
October 31, 2005                                 16.99               .20               1.15           1.35              (.18)
October 31, 2004                                 15.34               .10               1.63           1.73              (.08)
October 31, 2003                                 12.87               .10               2.48           2.58              (.11)
October 31, 2002                                 15.81               .09              (2.95)         (2.86)             (.08)
----------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED MID & SMALL CAP FUND
Class C
April 30, 2007 *                                 13.22              (.06)              1.24           1.18                --
October 31, 2006                                 11.59              (.14)              1.77           1.63                --
October 31, 2005                                 10.17              (.12)              1.54           1.42                --
October 31, 2004                                  9.33              (.13)               .97            .84                --
October 31, 2003                                  7.12              (.08)              2.29           2.21                --
October 31, 2002                                  7.88              (.09)              (.67)          (.76)               --
----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                 13.93              (.01)              1.32           1.31                --
October 31, 2006                                 12.13              (.05)              1.85           1.80                --
October 31, 2005                                 10.56              (.04)              1.61           1.57                --
October 31, 2004                                  9.62              (.06)              1.00            .94                --
October 31, 2003                                  7.28              (.02)              2.36           2.34                --
October 31, 2002                                  8.00              (.03)              (.69)          (.72)               --
----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                 14.13               .01               1.33           1.34                --
October 31, 2006                                 12.27              (.01)              1.87           1.86                --
October 31, 2005                                 10.65              (.01)              1.63           1.62                --
October 31, 2004                                  9.68              (.03)              1.00            .97                --
October 31, 2003                                  7.31                --(d)            2.37           2.37                --
October 31, 2002                                  8.02              (.01)              (.69)          (.70)             (.01)
----------------------------------------------------------------------------------------------------------------------------------

                                                $
                                          DISTRIBUTIONS        $
                                            FROM NET       RETURN OF
                                          REALIZED GAIN     CAPITAL
----------------------------------------
TAX-MANAGED LARGE CAP FUND
Class C
April 30, 2007 *                                 --             --
October 31, 2006                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class E
April 30, 2007 *                                 --             --
October 31, 2006                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class S
April 30, 2007 *                                 --             --
October 31, 2006                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
TAX-MANAGED MID & SMALL CAP FUND
Class C
April 30, 2007 *                               (.20)            --
October 31, 2006                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class E
April 30, 2007 *                               (.20)            --
October 31, 2006                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class S
April 30, 2007 *                               (.20)            --
October 31, 2006                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 92  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
            --               21.12               7.64             21,452
            --               19.62              10.97             19,112
          (.02)              17.68               6.94             16,955
            --               16.55              10.19             13,304
            --               15.02              19.11             10,022
            --               12.61             (19.17)             7,740
-----------------------------------------------------------------------------
          (.12)              21.61               8.01             14,727
          (.10)              20.12              11.82             12,726
          (.14)              18.09               7.72              8,695
          (.06)              16.93              11.05              5,991
          (.09)              15.30              20.04              4,743
          (.05)              12.83             (18.47)             2,618
-----------------------------------------------------------------------------
          (.16)              21.69               8.15            513,292
          (.14)              20.21              12.12            458,002
          (.18)              18.16               7.98            386,605
          (.08)              16.99              11.33            342,640
          (.11)              15.34              20.24            307,458
          (.08)              12.87             (18.21)           345,335
-----------------------------------------------------------------------------
          (.20)              14.20               9.02             13,576
            --               13.22              14.06             11,975
            --               11.59              13.96              9,295
            --               10.17               9.00              6,041
            --                9.33              31.04              5,025
            --                7.12              (9.65)             3,450
-----------------------------------------------------------------------------
          (.20)              15.04               9.50              3,029
            --               13.93              14.84              2,523
            --               12.13              14.87              1,663
            --               10.56               9.77              1,279
            --                9.62              32.14                850
            --                7.28              (9.00)               885
-----------------------------------------------------------------------------
          (.20)              15.27               9.57            233,062
            --               14.13              15.16            198,081
            --               12.27              15.21            156,596
            --               10.65              10.02            123,045
            --                9.68              32.42            106,738
          (.01)               7.31              (8.77)            82,523
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
           1.91                 1.91                (.29)              28.39
           1.92                 1.92                (.13)              60.63
           1.91                 1.91                 .08               42.92
           1.92                 1.92                (.38)              32.15
           1.94                 1.94                (.30)             127.47
           1.91                 1.91                (.40)              65.39
---
           1.16                 1.16                 .46               28.39
           1.17                 1.17                 .60               60.63
           1.16                 1.16                 .84               42.92
           1.17                 1.17                 .37               32.15
           1.19                 1.19                 .46              127.47
           1.16                 1.16                 .36               65.39
---
            .91                  .91                 .71               28.39
            .92                  .92                 .87               60.63
            .90                  .91                1.12               42.92
            .92                  .92                 .62               32.15
            .94                  .94                 .71              127.47
            .91                  .91                 .58               65.39
---
           2.25                 2.32                (.80)              25.32
           2.25                 2.35               (1.09)              54.34
           2.24                 2.37               (1.06)              57.90
           2.25                 2.34               (1.33)             203.33
           2.25                 2.49               (1.06)              81.91
           2.25                 2.53               (1.12)              89.13
---
           1.50                 1.57                (.04)              25.32
           1.50                 1.60                (.34)              54.34
           1.48                 1.62                (.32)              57.90
           1.50                 1.59                (.58)             203.33
           1.50                 1.74                (.31)              81.91
           1.50                 1.78                (.37)              89.13
---
           1.25                 1.32                 .20               25.32
           1.25                 1.35                (.09)              54.34
           1.22                 1.38                (.06)              57.90
           1.25                 1.34                (.32)             203.33
           1.25                 1.49                (.06)              81.91
           1.25                 1.53                (.13)              89.13
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  93

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $                 $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME     DISTRIBUTIONS
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM        FROM NET
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2007 *                                  7.84              (.05)               .43            .38                --
October 31, 2006                                  7.45              (.09)               .48            .39                --
October 31, 2005                                  6.85              (.08)               .68            .60                --
October 31, 2004                                  6.85              (.11)               .11             --                --
October 31, 2003                                  5.23              (.09)              1.71           1.62                --
October 31, 2002                                  6.65              (.10)             (1.32)         (1.42)               --
----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                  8.25              (.02)               .45            .43                --
October 31, 2006                                  7.76              (.03)               .52            .49                --
October 31, 2005                                  7.08              (.01)               .69            .68                --
October 31, 2004                                  7.03              (.05)               .10            .05                --
October 31, 2003                                  5.31              (.04)              1.76           1.72                --
October 31, 2002                                  6.68              (.04)             (1.33)         (1.37)               --
----------------------------------------------------------------------------------------------------------------------------------
Class I
April 30, 2007 *                                  8.44              (.01)               .47            .46                --
October 31, 2006                                  7.91               .01                .52            .53                --(d)
October 31, 2005                                  7.19               .01                .71            .72                --
October 31, 2004                                  7.10              (.02)               .11            .09                --
October 31, 2003                                  5.35              (.02)              1.77           1.75                --
October 31, 2002                                  6.71              (.02)             (1.34)         (1.36)               --
----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                  8.38              (.01)               .46            .45                --
October 31, 2006                                  7.87              (.01)               .52            .51                --
October 31, 2005                                  7.15                --(d)             .72            .72                --
October 31, 2004                                  7.08              (.03)               .10            .07                --
October 31, 2003                                  5.34              (.02)              1.76           1.74                --
October 31, 2002                                  6.71              (.02)             (1.35)         (1.37)               --
----------------------------------------------------------------------------------------------------------------------------------

                                                $
                                          DISTRIBUTIONS        $
                                            FROM NET       RETURN OF
                                          REALIZED GAIN     CAPITAL
----------------------------------------
SELECT GROWTH FUND
Class C
April 30, 2007 *                                 --             --
October 31, 2006                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class E
April 30, 2007 *                                 --             --
October 31, 2006                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class I
April 30, 2007 *                                 --             --
October 31, 2006                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class S
April 30, 2007 *                                 --             --
October 31, 2006                                 --             --
October 31, 2005                                 --             --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 94  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
            --                8.22               4.85              9,905
            --                7.84               5.23              9,764
            --                7.45               8.76              8,149
            --                6.85               (.15)             5,942
            --                6.85              31.17              3,265
            --                5.23             (21.35)             1,341
-----------------------------------------------------------------------------
            --                8.68               5.21              6,306
            --                8.25               6.31              6,590
            --                7.76               9.60              4,255
            --                7.08                .71              5,749
            --                7.03              32.39              4,865
            --                5.31             (20.51)             2,814
-----------------------------------------------------------------------------
            --                8.90               5.45             99,585
            --                8.44               6.75             90,953
            --                7.91              10.17            112,112
            --                7.19               1.13             60,006
            --                7.10              32.71             32,003
            --                5.35             (20.27)            18,150
-----------------------------------------------------------------------------
            --                8.83               5.37             72,889
            --                8.38               6.48             71,433
            --                7.87              10.07             57,324
            --                7.15                .99             51,569
            --                7.08              32.58             42,421
            --                5.34             (20.42)            24,389
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
           2.21                 2.26               (1.09)              30.76
           2.22                 2.27               (1.20)             148.35
           2.23                 2.32               (1.15)             127.68
           2.25                 2.50               (1.53)             134.00
           2.20                 2.74               (1.57)             149.76
           2.11                 2.82               (1.53)             212.37
---
           1.38                 1.43                (.26)              30.76
           1.36                 1.42                (.34)             148.35
           1.28                 1.40                (.15)             127.68
           1.36                 1.54                (.65)             134.00
           1.26                 1.79                (.62)             149.76
           1.16                 1.87                (.58)             212.37
---
            .95                 1.10                 .18               30.76
            .95                 1.13                 .07              148.35
            .92                 1.08                 .12              127.68
            .95                 1.20                (.23)             134.00
            .93                 1.58                (.31)             149.76
            .89                 1.65                (.31)             212.37
---
           1.16                 1.21                (.04)              30.76
           1.15                 1.21                (.13)             148.35
           1.06                 1.18                 .04              127.68
           1.09                 1.27                (.38)             134.00
           1.03                 1.56                (.40)             149.76
            .97                 1.68                (.39)             212.37
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  95

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

FINANCIAL HIGHLIGHTS -- FOR THE PERIODS ENDED

For a Share Outstanding Throughout Each Period.

                                                  $                  $                 $               $                 $
                                           NET ASSET VALUE,         NET           NET REALIZED    TOTAL INCOME     DISTRIBUTIONS
                                             BEGINNING OF        INVESTMENT      AND UNREALIZED   (LOSS) FROM        FROM NET
                                                PERIOD        INCOME (LOSS)(A)    GAIN (LOSS)      OPERATIONS    INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class C
April 30, 2007 *                                 12.44                --(d)            1.19           1.19              (.01)
October 31, 2006                                 11.27               .01               1.83           1.84              (.03)
October 31, 2005                                 10.15              (.02)              1.16           1.14              (.01)
October 31, 2004                                  8.97              (.03)              1.22           1.19              (.01)
October 31, 2003                                  7.41              (.01)              1.58           1.57              (.01)
October 31, 2002                                  8.51              (.02)             (1.07)         (1.09)             (.01)
----------------------------------------------------------------------------------------------------------------------------------
Class E
April 30, 2007 *                                 12.66               .06               1.20           1.26              (.05)
October 31, 2006                                 11.43               .11               1.87           1.98              (.11)
October 31, 2005                                 10.28               .09               1.16           1.25              (.09)
October 31, 2004                                  9.05               .05               1.23           1.28              (.05)
October 31, 2003                                  7.46               .06               1.58           1.64              (.05)
October 31, 2002                                  8.53               .06              (1.07)         (1.01)             (.06)
----------------------------------------------------------------------------------------------------------------------------------
Class I
April 30, 2007 *                                 12.69               .08               1.21           1.29              (.07)
October 31, 2006                                 11.46               .15               1.87           2.02              (.15)
October 31, 2005                                 10.30               .13               1.17           1.30              (.13)
October 31, 2004                                  9.07               .10               1.22           1.32              (.09)
October 31, 2003                                  7.46               .08               1.61           1.69              (.08)
October 31, 2002                                  8.54               .08              (1.07)          (.99)             (.09)
----------------------------------------------------------------------------------------------------------------------------------
Class S
April 30, 2007 *                                 12.67               .07               1.20           1.27              (.06)
October 31, 2006                                 11.44               .13               1.87           2.00              (.13)
October 31, 2005                                 10.29               .11               1.16           1.27              (.11)
October 31, 2004                                  9.05               .08               1.24           1.32              (.08)
October 31, 2003                                  7.45               .07               1.60           1.67              (.07)
October 31, 2002                                  8.53               .07              (1.07)         (1.00)             (.08)
----------------------------------------------------------------------------------------------------------------------------------

                                                $
                                          DISTRIBUTIONS        $
                                            FROM NET       RETURN OF
                                          REALIZED GAIN     CAPITAL
----------------------------------------
SELECT VALUE FUND
Class C
April 30, 2007 *                               (.75)            --
October 31, 2006                               (.64)            --
October 31, 2005                               (.01)            --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class E
April 30, 2007 *                               (.75)            --
October 31, 2006                               (.64)            --
October 31, 2005                               (.01)            --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class I
April 30, 2007 *                               (.75)            --
October 31, 2006                               (.64)            --
October 31, 2005                               (.01)            --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------
Class S
April 30, 2007 *                               (.75)            --
October 31, 2006                               (.64)            --
October 31, 2005                               (.01)            --
October 31, 2004                                 --             --
October 31, 2003                                 --             --
October 31, 2002                                 --             --
----------------------------------------

See accompanying notes which are an integral part of the financial statements.

 96  Financial Highlights

                              $                                     $
           $           NET ASSET VALUE,          %              NET ASSETS
         TOTAL              END OF             TOTAL          END OF PERIOD
     DISTRIBUTIONS          PERIOD           RETURN(B)            (000)
-----------------------------------------------------------------------------
          (.76)              12.87               9.94             27,256
          (.67)              12.44              17.01             26,168
          (.02)              11.27              11.23             21,228
          (.01)              10.15              13.24             16,834
          (.01)               8.97              21.19              9,972
          (.01)               7.41             (12.82)             2,061
-----------------------------------------------------------------------------
          (.80)              13.12              10.32             11,608
          (.75)              12.66              18.15             10,871
          (.10)              11.43              12.14              8,770
          (.05)              10.28              14.31              9,167
          (.05)               9.05              22.01              7,778
          (.06)               7.46             (11.86)             3,314
-----------------------------------------------------------------------------
          (.82)              13.16              10.56            147,195
          (.79)              12.69              18.47            131,494
          (.14)              11.46              12.63            135,759
          (.09)              10.30              14.77            102,397
          (.08)               9.07              22.60             74,600
          (.09)               7.46             (11.72)            35,169
-----------------------------------------------------------------------------
          (.81)              13.13              10.41            286,171
          (.77)              12.67              18.32            253,586
          (.12)              11.44              12.36            198,551
          (.08)              10.29              14.61            173,635
          (.07)               9.05              22.53            128,383
          (.08)               7.45             (11.78)            31,806
-----------------------------------------------------------------------------

             %                   %                   %
     RATIO OF EXPENSES   RATIO OF EXPENSES     RATIO OF NET
        TO AVERAGE          TO AVERAGE       INVESTMENT INCOME          %
        NET ASSETS          NET ASSETS          TO AVERAGE          PORTFOLIO
         NET(C)(E)           GROSS(C)        NET ASSETS(C)(E)    TURNOVER RATE(B)
---
           2.08                 2.08                 .06               74.84
           2.11                 2.11                 .08               86.60
           2.18                 2.20                (.18)              84.74
           2.25                 2.32                (.31)              96.07
           2.15                 2.42                (.12)             105.71
           2.00                 2.40                (.27)              92.95
---
           1.26                 1.26                 .88               74.84
           1.27                 1.27                 .91               86.60
           1.25                 1.30                 .78               84.74
           1.39                 1.39                 .55               96.07
           1.21                 1.48                 .77              105.71
           1.04                 1.43                 .70               92.95
---
            .93                  .93                1.21               74.84
            .94                  .94                1.26               86.60
            .86                  .91                1.14               84.74
            .95                  .95                1.00               96.07
            .90                 1.23                1.12              105.71
            .79                 1.22                 .95               92.95
---
           1.06                 1.06                1.09               74.84
           1.09                 1.10                1.09               86.60
           1.07                 1.10                 .95               84.74
           1.10                 1.10                 .84               96.07
           1.01                 1.28                1.03              105.71
            .87                 1.27                 .86               92.95
---

  See accompanying notes which are an integral part of the financial statements.

                                                        Financial Highlights  97

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL HIGHLIGHTS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
*     For the six months ended April 30, 2007 (Unaudited).
(1) For the period March 1, 2007 (commencement of operations) to April 30, 2007 (Unaudited).
(a)   Average month-end shares outstanding were used for this calculation.
(b)   Periods less than one year are not annualized.
(c)   The ratios for periods less than one year are annualized.
(d)   Less than $.01 per share.
(e) May reflect amounts waived and/or reimbursed by RIMCo as the investment adviser and transfer agent, and for certain funds, custody credit arrangements.

See accompanying notes which are an integral part of the financial statements.

 98  Notes to Financial Highlights

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Russell Investment Company (the "Investment Company" or "RIC") is a series investment company with 35 different investment portfolios referred to as Funds. These financial statements report on eight of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   On July 1, 2006, Frank Russell Investment Company changed its name to Russell Investment Company and Frank Russell Investment Management Company changed its name to Russell Investment Management Company ("RIMCo").

2. SIGNIFICANT ACCOUNTING POLICIES

   The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

   Security Valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to RIMCo.

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - Equity securities traded on a national securities foreign exchange or an over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would

                                               Notes to Financial Statements  99

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. RIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. RIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. RIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosure.

   Investment Transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment Income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Federal Income Taxes

   Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income or excise tax provision was required for the Funds.

   In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

 100  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Dividends and Distributions to Shareholders

   For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

   DECLARED                                        PAYABLE                             FUNDS
   -------------------------------------------------------------------------------------------------------
   Monthly                            Early in the following month       Tax Exempt Bond Fund
   Quarterly                          April, July, October and December  Real Estate Securities,
                                                                         Short Duration Bond and
                                                                         Select Value Funds
   Annually                           Mid-December                       Emerging Markets,
                                                                         Tax-Managed Large Cap,
                                                                         Tax-Managed Mid & Small Cap and
                                                                         Select Growth Funds

   The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

   Expenses

   The Funds will pay their own expenses other than those expressly assumed by Russell Investment Management Company ("RIMCo" or "Adviser"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

   Class Allocation

   The Funds presented herein offer the following classes of shares: Class A, Class C, Class E, Class I and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   Foreign Currency Translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the

                                              Notes to Financial Statements  101

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   Capital Gains Taxes

   The Emerging Markets Fund may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at April 30, 2007. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Asset and Liabilities for the Fund. The amounts related to capital gains taxes are included in net realized gain
   (loss) on investments in the Statement of Operations for the Fund.

                                             DEFERRED TAX         CAPITAL GAINS
   FUND                                        LIABILITY              TAXES
   -------------------------------------------------------------------------------
   Emerging Markets                           $1,147,539             $22,476

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign Currency Exchange Contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). From time to time the Emerging Markets and Short Duration Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at April 30, 2007 are presented on the Schedule of Investments for the applicable Funds.

   Forward Commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

 102  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of April 30, 2007, the Emerging Markets Fund had cash collateral balance of $2,600,000 in connection with futures contracts purchased (sold).

   Swap Agreements

   The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

   The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   The Short Duration Bond Fund may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund

                                              Notes to Financial Statements  103

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   Interest rate swaps are a counterparty agreement and can be customized to meet each party's needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Investments in Emerging Markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

   Custodian

   The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the period ended April 30, 2007, the Fund's custodian fees were reduced by the following amounts under these arrangements which are included in expense reductions on the Statement of
   Operations:

                                               AMOUNT
   FUNDS                                        PAID
   -------------------------------------------------------
   Emerging Markets                       $          8,313
   Real Estate Securities                            8,017
   Short Duration Bond                              22,133
   Tax Exempt Bond                                   2,548
   Tax-Managed Large Cap                               741
   Tax-Managed Mid & Small Cap                       1,221
   Select Growth                                       178
   Select Value                                        497

 104  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Mortgage-Related and Other Asset-Backed Securities

   Certain Funds may invest in mortgage or other asset-backed securities. Theses securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

   One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

   Inflation-Indexed Bonds

   Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

3. INVESTMENT TRANSACTIONS

   Securities

   During the period ended April 30, 2007, purchases and sales of investment securities (excluding US Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

FUNDS                        PURCHASES               SALES
-----------------------------------------------------------------
Emerging Markets        $       346,220,137   $       310,022,784
Real Estate Securities          609,469,635           611,430,294
Short Duration Bond             314,860,776           808,280,570
Tax Exempt Bond                 143,409,430           108,726,294
Tax-Managed Large Cap           159,487,929           139,098,441

-----------------------------------------------------------------
FUNDS                        PURCHASES               SALES
Tax-Managed Mid &
   Small Cap            $        66,791,718   $        53,864,278
Select Growth                    54,028,826            55,939,913
Select Value                    315,818,452           312,777,635

   Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

   FUNDS                                       PURCHASES               SALES
   --------------------------------------------------------------------------------
   Short Duration Bond                    $       239,644,147   $        41,799,277

                                              Notes to Financial Statements  105

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Written Options Contracts

   Transactions in written options contracts for the period ended April 30, 2007 for the following Funds were as follows:

                                                   EMERGING MARKETS FUND                        SHORT DURATION BOND FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2006                          626    $           828,429                    415    $           773,315
   Opened                                              1,762              1,926,852                      7                528,443
   Closed                                             (1,772)            (1,967,720)                  (356)              (560,226)
   Expired                                                --                     --                    (54)               (42,783)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding April 30, 2007                            616    $           787,561                     12    $           698,749
                                         ===================    ===================    ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

   As of April 30, 2007, the non-cash collateral received for the securities on loan in the following funds was:

   FUNDS                           NON-CASH COLLATERAL VALUE         NON-CASH COLLATERAL HOLDING
   ------------------------------------------------------------------------------------------------
   Emerging Markets                 $            8,380,631         Pool of US Government Securities
   Tax Managed Large Cap                         2,199,855         Pool of US Government Securities
   Select Growth                                   612,990         Pool of US Government Securities
   Select Value                                  5,981,040         Pool of US Government Securities

4. RELATED PARTIES

   Adviser and Administrator

   RIMCo advises and administers all of the Funds which comprise the Investment Company. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides money manager evaluation services to RIMCo.

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and also may invest a portion of the collateral received from the Investment Company's securities lending program, in the Investment Company's Money Market and Tax Free Money Market Funds (two of the Funds of the Investment Company not presented herein). As of April 30, 2007, $269,908,334 of the Money Market Fund's net assets and $7,521,848 of the Tax Free Money Market Fund's net assets represents investments by the Funds presented herein and $2,533,502,773 of the Money Market Funds' net assets represents the investments of other RIC Funds not presented herein.

 106  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   The advisory and administrative fees are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $23,909,154 and $1,523,565 respectively, for the period ended April 30, 2007.

                                                    ANNUAL RATE
                                          -------------------------------
   FUNDS                                     ADVISER       ADMINISTRATOR
   ----------------------------------------------------------------------
   Emerging Markets                            1.15%             .05%
   Real Estate Securities                       .80              .05
   Short Duration Bond                          .45              .05
   Tax-Exempt Bond                              .30              .05
   Tax-Managed Large Cap                        .70              .05
   Tax-Managed Mid & Small Cap                  .98              .05
   Select Growth                                .80              .05
   Select Value                                 .70              .05

   For the Short Duration Bond Fund, RIMCo has contractually agreed to waive, at least until February 29, 2008, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.75% of the average daily net assets of that Fund on an annual basis. This waiver may not be terminated during the relevant period except at the Board's discretion. Direct Fund-level expenses for the Short Duration Bond Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. There were no waivers for the period ended April 30, 2007.

   For the Tax-Managed Mid & Small Cap Fund, RIMCo has contractually agreed to waive, at least until February 29, 2008, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. This waiver may not be terminated during the relevant period except at the Board's discretion. Direct Fund-level expenses for the Tax-Managed Mid & Small Cap Fund do not include 12b-1 fees, shareholder services fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for period ended April 30, 2007 was $76,163.

   For the Select Growth Fund, RIMCo has contractually agreed to waive, at least until February 29, 2008, up to the full amount of its 0.85% combined advisory and administrative fees and to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of that Fund on an annual basis. This waiver may not be terminated during the relevant period except at the Board's discretion. Direct Fund-level expenses for the Select Growth Fund do not include 12b-1, shareholder services or transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2007 was $45,414.

   The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

   Transfer agent

   RIMCo serves as Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RIMCo is paid a fee for transfer agency and dividend disbursing services provided to the Fund. RIMCo retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds presented herein for the period ended April 30, 2007 were $5,069,580.

   For Class I Shares of the Select Growth Fund, RIMCo, as transfer agent to RIC, has contractually agreed to waive, at least until February 29, 2008, its transfer agency fees for Class I Shares to the extent that those fees for that class exceed 0.01% of the average daily net assets of the Class I Shares. The amount of the waiver for the period ended April 30, 2007 was $46,842.

   Distributor and Shareholder Servicing

   The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to Russell Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of RIMCo, or any Selling Agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class A and Class C shares subject to the Distribution Plan.

                                              Notes to Financial Statements  107

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   The 12b-1 distribution payments shall not exceed 0.25% or 0.75% of the average daily net assets of a Fund's Class A or Class C shares, respectively, on an annual basis.

   In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which the Funds may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class C and Class E shares on an annual basis.

   Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"). These limitation are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the NASD.

   The aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A and Class C Shares of the Funds may not exceed 7.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions.

   For the period ended April 30, 2007, the sales commissions paid to the selling agents for the sale of Class A shares are as follows:

                                             AGGREGATE       CLASS A FRONT-END
                                          FRONT-END SALES      SALES CHARGES
                                             CHARGES ON         RETAINED BY
   FUNDS                                   CLASS A SHARES       DISTRIBUTOR
   ---------------------------------------------------------------------------
   Diversity Equity Fund                  $         23,394   $          5,727
   Special Growth Fund                               8,929              1,995
   Quantitative Equity Fund                         22,719              5,716
   International Securities Fund                    21,203              5,147
   Global Equity Fund                                5,797              1,120
   Multistrategy Bond Fund                          12,673              3,277

   Brokerage Commissions

   The Funds effect certain transactions through Russell Implementation Services, Inc. ("RIS") and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions selected by money managers or (iii) to execute portfolio securities transactions for the portion of each Fund's assets that RIMCo determines not to allocate to money managers, including assets allocated to the "select holdings" strategy, and for each Fund's cash reserves.

   The Funds effect certain transactions through Lynch, Jones & Ryan, Inc. ("LJR") and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for RIMCo to assist it in its capacity as a manager of managers and (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to RIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will be generally obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within the Investment Company and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

   LJR may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once RIMCo's research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

 108  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

   Accrued fees payable to affiliates as April 30, 2007 were as follows:

                                                            SHORT                                  TAX MANAGED
                              EMERGING     REAL ESTATE    DURATION     TAX EXEMPT    TAX MANAGED      MID &        SELECT
                               MARKETS     SECURITIES       BOND          BOND        LARGE CAP     SMALL CAP      GROWTH
   -------------------------------------------------------------------------------------------------------------------------
   Advisory fees             $ 1,351,615   $ 1,462,252   $   195,744   $    81,417   $   313,053   $   204,173   $   121,318
   Administration fees            58,768        91,391        21,749        13,558        22,359         6,200         7,441
   Distribution fees              32,123        71,802        11,221         7,606        13,084         8,351         6,143
   Shareholder servicing
     fees                         16,876        36,990         6,868         6,260         7,308         3,394         3,334
   Transfer agent fees           222,594       327,981        46,643        26,834        44,506        44,667        44,412
   Trustee fees                    4,205         6,642         6,778         1,126         1,942           787           967
                             -----------   -----------   -----------   -----------   -----------   -----------   -----------
                             $ 1,686,181   $ 1,997,058   $   289,003   $   136,801   $   402,252   $   267,572   $   183,615
                             ===========   ===========   ===========   ===========   ===========   ===========   ===========


                               SELECT
                                VALUE
   ------------------------
   Advisory fees             $   273,358
   Administration fees            19,115
   Distribution fees              16,566
   Shareholder servicing
     fees                          7,857
   Transfer agent fees            91,867
   Trustee fees                    1,616
                             -----------
                             $   410,379
                             ===========

   Board of Trustees

   The Russell Fund Complex consists of Russell Investment Company, which has 35 Funds, and Russell Investment Funds ("RIF"), which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $52,000 per year, $6,500 ($5,000 prior to January 1, 2006) for each regular quarterly meeting attended in person, $2,000 for each special meeting attended in person, and $2,000 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $500 fee for attending the meetings (quarterly, special, committee) by phone instead of receiving the full fee had the member attended in person. Trustees' out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair are each paid a fee of $6,000 per year. The chair person of the Board receives additional annual compensation of $52,000.

5. FEDERAL INCOME TAXES

   At October 31, 2006, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

   FUNDS                                      10/31/07           10/31/08           10/31/09           10/31/10
   ----------------------------------------------------------------------------------------------------------------
   Short Duration Bond                    $             --   $             --   $             --   $             --
   Tax Exempt Bond                                      --            682,095                 --                 --
   Tax-Managed Large Cap                                --                 --         18,201,536         59,069,223
   Select Growth                                        --                 --                 --          9,306,293
   Select Value                                  3,596,153            451,724          2,362,680            362,611

   FUNDS                                      10/31/11           10/31/12           10/31/13           10/31/14
   ----------------------------------------------------------------------------------------------------------------
   Short Duration Bond                    $             --   $             --   $     10,268,501   $      7,439,440
   Tax Exempt Bond                                      --            357,343                 --            634,298
   Tax-Managed Large Cap                                --                 --                 --                 --
   Select Growth                                   263,497                 --                 --                 --
   Select Value                                         --                 --                 --                 --

   FUNDS                                       TOTALS
   -------------------------------------
   Short Duration Bond                    $     17,707,941
   Tax Exempt Bond                               1,673,736
   Tax-Managed Large Cap                        77,270,759
   Select Growth                                 9,569,790
   Select Value                                  6,773,168

                                              Notes to Financial Statements  109

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

   At April 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                         EMERGING         REAL ESTATE       SHORT DURATION       TAX EXEMPT        TAX-MANAGED
                                         MARKETS           SECURITIES            BOND               BOND            LARGE CAP
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments               $  1,081,776,264   $  1,594,464,699   $    523,132,063   $    329,267,347   $    446,958,344
                                     ================   ================   ================   ================   ================
   Unrealized Appreciation           $    451,379,014   $    808,153,589   $      1,311,390   $      3,222,393   $    145,295,983
   Unrealized Depreciation                (11,150,461)        (6,536,500)        (4,190,389)        (1,401,493)        (4,377,428)
                                     ----------------   ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                  $    440,228,553   $    801,617,089   $     (2,878,999)  $      1,820,900   $    140,918,555
                                     ================   ================   ================   ================   ================

                                          TAX-MANAGED           SELECT             SELECT
                                        MID & SMALL CAP         GROWTH             VALUE
   -------------------------------------------------------------------------------------------
   Cost of Investments                  $    255,620,347   $    163,456,472   $    444,976,760
                                        ================   ================   ================
   Unrealized Appreciation              $     57,306,830   $     26,982,508   $     67,103,878
   Unrealized Depreciation                    (5,220,152)        (1,802,050)        (3,229,072)
                                        ----------------   ----------------   ----------------
   Net Unrealized Appreciation
     (Depreciation)                     $     52,086,678   $     25,180,458   $     63,874,806
                                        ================   ================   ================

6. FUND SHARE TRANSACTIONS (amounts in thousands)

   Share transactions for the periods ended April 30, 2007 and October 31, 2006 were as follows:

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   EMERGING MARKETS                               -----------------   -----------------   -----------------   -----------------
      Class A (a)
      Proceeds from shares sold                                  87                  --   $           1,837   $              --
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                               (5)                 --                (121)                 --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    82                  --               1,716                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 237                 600               4,905              11,923
      Proceeds from reinvestment of
         distributions                                          346                  79               6,707               1,405
      Payments for shares redeemed                             (302)               (585)             (6,223)            (11,516)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   281                  94               5,389               1,812
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 239                 483               5,090               9,841
      Proceeds from reinvestment of
         distributions                                          214                  50               4,273                 907
      Payments for shares redeemed                             (312)               (354)             (6,519)             (7,159)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   141                 179               2,844               3,589
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               9,851              13,204             205,488             265,826
      Proceeds from reinvestment of
         distributions                                        8,412               2,101             168,078              38,232
      Payments for shares redeemed                           (7,567)            (11,478)           (158,849)           (233,599)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                10,696               3,827             214,717              70,459
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                              11,200               4,100   $         224,666   $          75,860
                                                  =================   =================   =================   =================

 110  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   REAL ESTATE SECURITIES                         -----------------   -----------------   -----------------   -----------------
      Class A (a)
      Proceeds from shares sold                                  55                  --   $           3,087   $              --
      Proceeds from reinvestment of
         distributions                                           --                  --                  13                  --
      Payments for shares redeemed                               (8)                 --                (473)                 --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    47                  --               2,627                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 188                 360              10,462              17,358
      Proceeds from reinvestment of
         distributions                                          180                 209               9,602               9,190
      Payments for shares redeemed                             (218)               (380)            (12,128)            (18,551)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   150                 189               7,936               7,997
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 216                 334              12,213              16,642
      Proceeds from reinvestment of
         distributions                                          100                 109               5,434               4,891
      Payments for shares redeemed                             (221)               (258)            (12,376)            (12,859)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    95                 185               5,271               8,674
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               5,473               6,471             310,933             317,576
      Proceeds from reinvestment of
         distributions                                        3,047               3,663             167,480             166,170
      Payments for shares redeemed                           (5,352)             (7,539)           (306,129)           (368,134)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 3,168               2,595             172,284             115,612
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               3,460               2,969   $         188,118   $         132,283
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  111

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   SHORT DURATION BOND                            -----------------   -----------------   -----------------   -----------------
      Class A (a)
      Proceeds from shares sold                                  74                  --   $           1,375   $              --
      Proceeds from reinvestment of
         distributions                                           --                  --                   6                  --
      Payments for shares redeemed                               (1)                 --                 (13)                 --
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    73                  --               1,368                  --
                                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 125                 287               2,332               5,330
      Proceeds from reinvestment of
         distributions                                           17                  32                 320                 599
      Payments for shares redeemed                             (410)               (774)             (7,634)            (14,409)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (268)               (455)             (4,982)             (8,480)
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 169                 363               3,164               6,788
      Proceeds from reinvestment of
         distributions                                           26                  44                 488                 821
      Payments for shares redeemed                             (773)               (306)            (14,466)             (5,701)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (578)                101             (10,814)              1,908
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               7,096              14,343             132,556             267,444
      Proceeds from reinvestment of
         distributions                                        1,116               2,054              20,775              38,126
      Payments for shares redeemed                          (41,688)            (19,246)           (778,815)           (359,185)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                               (33,476)             (2,849)           (625,484)            (53,615)
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                             (34,249)             (3,203)  $        (639,912)  $         (60,187)
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   TAX EXEMPT BOND                                -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                  81                 126   $           1,755   $           2,696
      Proceeds from reinvestment of
         distributions                                            6                  11                 129                 225
      Payments for shares redeemed                              (54)                (79)             (1,154)             (1,694)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    33                  58                 730               1,227
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                 441                 187               9,513               4,006
      Proceeds from reinvestment of
         distributions                                           10                  15                 223                 324
      Payments for shares redeemed                              (64)                (56)             (1,385)             (1,203)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   387                 146               8,351               3,127
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               3,648               5,079              78,654             108,842
      Proceeds from reinvestment of
         distributions                                          214                 360               4,609               7,703
      Payments for shares redeemed                           (2,527)             (3,416)            (54,474)            (73,194)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,335               2,023              28,789              43,351
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               1,755               2,227   $          37,870   $          47,705
                                                  =================   =================   =================   =================

 112  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   TAX-MANAGED LARGE CAP                          -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                  95                 201   $           1,925   $           3,747
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                              (53)               (186)             (1,075)             (3,441)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    42                  15                 850                 306
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  78                 192               1,619               3,652
      Proceeds from reinvestment of
         distributions                                            4                   3                  73                  51
      Payments for shares redeemed                              (32)                (43)               (667)               (823)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    50                 152               1,025               2,880
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,658               4,237              55,568              80,602
      Proceeds from reinvestment of
         distributions                                          168                 152               3,467               2,903
      Payments for shares redeemed                           (1,820)             (3,016)            (38,076)            (57,361)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,006               1,373              20,959              26,144
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               1,098               1,540   $          22,834   $          29,330
                                                  =================   =================   =================   =================

                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   TAX-MANAGED MID & SMALL CAP                    -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 113                 233   $           1,538   $           2,955
      Proceeds from reinvestment of
         distributions                                           13                  --                 180                  --
      Payments for shares redeemed                              (77)               (129)             (1,057)             (1,624)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    49                 104                 661               1,331
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  29                  58                 412                 772
      Proceeds from reinvestment of
         distributions                                            3                  --                  37                  --
      Payments for shares redeemed                              (11)                (14)               (157)               (191)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    21                  44                 292                 581
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               2,637               3,087              38,540              41,391
      Proceeds from reinvestment of
         distributions                                          189                  --               2,723                  --
      Payments for shares redeemed                           (1,583)             (1,828)            (23,239)            (24,613)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,243               1,259              18,024              16,778
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               1,313               1,407   $          18,977   $          18,690
                                                  =================   =================   =================   =================

                                              Notes to Financial Statements  113

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   SELECT GROWTH                                  -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 102                 403   $             827   $           3,166
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (143)               (253)             (1,163)             (1,970)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   (41)                150                (336)              1,196
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  63                 322                 531               2,672
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                             (135)                (71)             (1,151)               (575)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   (72)                251                (620)              2,097
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               1,710               3,901              14,955              32,598
      Proceeds from reinvestment of
         distributions                                           --                   5                  --                  41
      Payments for shares redeemed                           (1,303)             (7,298)            (11,382)            (59,655)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   407              (3,392)              3,573             (27,016)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               1,689               4,481              14,565              36,926
      Proceeds from reinvestment of
         distributions                                           --                  --                  --                  --
      Payments for shares redeemed                           (1,960)             (3,241)            (16,785)            (26,401)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                  (271)              1,240              (2,220)             10,525
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                                  23              (1,751)  $             397   $         (13,198)
                                                  =================   =================   =================   =================

 114  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

6. FUND SHARE TRANSACTIONS (amounts in thousands) (continued)


                                                                 SHARES                                  DOLLARS
                                                  -------------------------------------   -------------------------------------
                                                        2007                2006                2007                2006
   SELECT VALUE                                   -----------------   -----------------   -----------------   -----------------
      Class C
      Proceeds from shares sold                                 167                 407   $           2,077   $           4,719
      Proceeds from reinvestment of
         distributions                                          123                 110               1,496               1,226
      Payments for shares redeemed                             (276)               (298)             (3,434)             (3,508)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    14                 219                 139               2,437
                                                  -----------------   -----------------   -----------------   -----------------
      Class E
      Proceeds from shares sold                                  88                 219               1,123               2,586
      Proceeds from reinvestment of
         distributions                                           56                  51                 694                 582
      Payments for shares redeemed                             (119)               (179)             (1,498)             (2,117)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                    25                  91                 319               1,051
                                                  -----------------   -----------------   -----------------   -----------------
      Class I
      Proceeds from shares sold                               1,240               2,050              15,754              24,190
      Proceeds from reinvestment of
         distributions                                          656                 766               8,125               8,716
      Payments for shares redeemed                           (1,073)             (4,301)            (13,601)            (49,514)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                   823              (1,485)             10,278             (16,608)
                                                  -----------------   -----------------   -----------------   -----------------
      Class S
      Proceeds from shares sold                               3,145               5,847              39,835              69,086
      Proceeds from reinvestment of
         distributions                                        1,261               1,143              15,577              12,991
      Payments for shares redeemed                           (2,639)             (4,328)            (33,165)            (50,740)
                                                  -----------------   -----------------   -----------------   -----------------
      Net increase (decrease)                                 1,767               2,662              22,247              31,337
                                                  -----------------   -----------------   -----------------   -----------------
      Total increase (decrease)                               2,629               1,487   $          32,983   $          18,217
                                                  =================   =================   =================   =================

     (a) For the period March 1, 2007 (commencement of operations) to April 30, 2007.

7. INTERFUND LENDING PROGRAM

   The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the Funds may borrow money from the RIC Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating Fund's fundamental investment limitations. The RIC Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the RIC Money Market Fund could result in a lost investment opportunity or additional borrowing costs.

   For the period ended April 30, 2007, the Funds did not participate in the interfund lending program.

                                              Notes to Financial Statements  115

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

8. RECORD OWNERSHIP

   As of April 30, 2007, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective
   Fund:

                                           # OF SHAREHOLDERS             %
   --------------------------------------------------------------------------------
   Emerging Markets                                3                   45.6
   Real Estate Securities                          3                   40.8
   Short Duration Bond                             2                   43.9
   Tax Exempt Bond                                 2                   54.0
   Tax-Managed Large Cap                           1                   52.1
   Tax-Managed Mid & Small Cap                     1                   54.8
   Select Growth                                   1                   21.2
   Select Value                                    1                   27.2

9. RESTRICTED SECURITIES

   Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

   The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund's Schedule of Investments.

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Emerging Markets Fund - 0.7%
   Magnitogorsk Iron & Steel Works              04/24/07            87,200             12.50             1,090             1,090
   NovaTek OAO                                  07/21/05            45,000             23.31             1,049             2,250
   Samsung Electronics Co., Ltd.                11/18/97            20,255            261.97             6,136             6,190
                                                                                                                  --------------
                                                                                                                           9,530
                                                                                                                  ==============
   Short Duration Bond Fund - 2.1%
   Allstate Financial Global Funding            04/30/07         1,920,000             98.43             1,890             1,862
   ASIF Global Financing XVIII                  10/25/06           334,000             99.15               331               331
   ASIF Global Financing XXIII                  03/28/07         1,070,000             98.34             1,052             1,050
   DG Funding Trust                             11/04/03               219         10,537.12             2,308             2,315
   Principal Life Global Funding I              10/25/06         1,250,000             98.40             1,230             1,224
   Principal Life Global Funding I              02/01/07         4,100,000             97.50             3,997             3,975
                                                                                                                  --------------
                                                                                                                          10,757
                                                                                                                  ==============

   Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

10. DIVIDENDS

   On May 1, 2007, the Board of Trustees of Russell Investment Company declared the following dividends from net investment income payable on May 4, 2007 to shareholders on record May 2, 2007.

 116  Notes to Financial Statements

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

                                            NET INVESTMENT
   FUNDS                                        INCOME
   ----------------------------------------------------------
   Tax Exempt Bond - Class S              $            0.0643
   Tax Exempt Bond - Class E                           0.0601
   Tax Exempt Bond - Class C                           0.0459

                                              Notes to Financial Statements  117

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS (UNAUDITED)

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the "RIMCo Agreement") and the portfolio management contract with each Money Manager of the Funds (collectively, the "portfolio management contracts") at a meeting held on April 24, 2007. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds' shares, and the management of the Funds by RIMCo. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; (2) information (the "Third-Party Information") received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by RIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds; and (3) RIMCo's response to questions from the Board concerning the Third-Party Information addressing, among other things, performance and expense differentials between certain Funds and their respective Comparable Funds. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the "Agreement Renewal Information." The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuances.

On April 23, 2007, the Independent Trustees met to review the Agreement Renewal Information in a private session with their independent counsel at which no representatives of RIMCo or management were present. At the April 24 meeting of the Board of Trustees, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in a private session with their independent counsel to evaluate additional information and analyses received from RIMCo and management at the Board meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. RIMCo has engaged multiple Money Managers for all Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo directly manages the investment of each Fund's cash reserves. RIMCo also may manage directly any portion of each Fund's assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo in accordance with the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. RIMCo's goal is to construct and manage diversified portfolios in a risk aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a "segment") in accordance with the Fund's applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager's specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo's research and ongoing review and analysis, such actions are appropriate. RIMCo may assign specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility

 118  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

with other Money Manager in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund's investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Funds' Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund.

The Board also considered the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each such Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of each such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1. The nature, scope and quality of the services provided to the Fund by RIMCo;

2. The advisory fee paid by the Fund to RIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4. Information provided by RIMCo as to expenses incurred by the Fund; and

5. Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

At the April 24 Board meeting, RIMCo and management discussed the reasonableness of the Funds' investment advisory fees. In discussing whether the Funds' performance supported these fees, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including Fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower performance than that of some of their respective Comparable Funds. RIMCo stated that the strategies pursued by the Funds are intended to result in less volatile, more moderate returns relative to each Fund's performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time.

On the basis of the Agreement Renewal Information and other information previously received by the Board from RIMCo during the course of the year or presented at the April 24 Board meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements
(1) the advisory fee charged by RIMCo to be reasonable in light of the nature, scope and quality of the services provided to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo's methodology of allocating expenses of operating funds in the complex was reasonable; and (4) RIMCo's profitability with respect to the Fund was not excessive in light of the nature, scope and quality of the services provided by RIMCo. The Board also concluded that the performance of each of the Funds supported continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund's absolute performance and its performance relative to appropriate benchmarks and indices and its Comparable Funds. The Board also considered RIMCo's investment strategy of managing the Funds in a risk aware manner.

At the April 24 Board meeting, the Board considered for each Fund whether economies of scale have been realized and whether the fees for such Fund appropriately reflect or should be revised to reflect any such economies. The Board determined that the investment advisory fees for each Fund appropriately reflect any economies of scale realized by that Fund, based upon such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure

                        Basis for Approval of Investment Advisory Contracts  119

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACTS, CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

employed by the Funds. The Trustees considered that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIC funds under the Board's supervision are lower, and may, in some cases, be substantially lower, than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees reviewed with RIMCo the differences in the scope of services it provides to institutional clients and the Funds. In response to the Trustees' inquiries, RIMCo noted, among other things, that institutional clients have fewer administrative needs than the Funds. It was further noted by RIMCo that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. Accordingly, the Trustees did not regard these fee differences as relevant to their deliberations.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Funds and their respective shareholders and voted to approve the continuation of the agreement.

At the April 24 Board meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting for each Money Manager, among other things, the Money Manager's performance over various periods; RIMCo's assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Fund Distributors, Inc., the Funds' underwriter; and RIMCo's recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm's-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo's explanation in light of the Board's findings as to the reasonableness of the aggregate investment advisory fees paid by each Fund and the fact that each Money Manager's fee is paid by RIMCo.

Based substantially upon RIMCo's recommendations together with the information received from RIMCo in support of its recommendations at the April 24 meeting, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management agreement with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo's recommendation, the portfolio management agreement with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

 120  Basis for Approval of Investment Advisory Contracts

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, and (iv) at the Securities and Exchange Commission's public reference room.

The Board has delegated to RIMCo, as RIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds' prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 787-7354 or contact your financial institution and we will begin sending you individual copies thirty days after receiving your request.

Some Financial Intermediaries may offer electronic delivery of the Fund's prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

                            Shareholder Requests for Additional Information  121

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company ("RIC"), which has 35 funds, and Russell Investment Funds ("RIF"), which has nine funds. Each of the trustees is a trustee of both RIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the trustees emeritus. The fourth table provides information for the officers.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
 Thaddas L. Alston    Trustee since     Appointed until  - Senior Vice President, Larco        44         None
 Born April 7, 1945   2006              successor is       Investments, Ltd.
                                        duly elected
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Kristianne Blake,    Trustee since     Appointed until  - President, Kristianne Gates         44         - Director, Avista
 Born January 22,     2000              successor is       Blake, P.S. (accounting                          Corp;
 1954                                   duly elected       services)                                      - Trustee,
                      Chairperson       and qualified    - Director and Chairman of the                     Principal
 909 A Street         since 2005                           Audit Committee, Avista                          Investors Fund
 Tacoma, Washington                     Annual             Corp.                                            (investment
 98402-1616                                              - Trustee and Chairman of the                      company);
                                                           Operations and Distribution                    - Trustee,
                                                           Committee, WM Group of                           Principal
                                                           Funds, 1999-2006                                 Variable
                                                         - February 2002 to June 2005,                      Contracts Fund
                                                           Chairman of the Audit                            (investment
                                                           Committee, RIC and RIF                           company)
                                                         - Regent, University of
                                                           Washington
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Daniel P. Connealy   Trustee since     Appointed until  - June 2004 to present, Senior        44         None
 Born June 6, 1946    2003              successor is       Vice President and Chief
                                        duly elected       Financial Officer, Waddell &
 909 A Street         Chairman of       and qualified      Reed Financial, Inc.
 Tacoma, Washington   Audit Committee                    - 2003, Retired
 98402-1616           since 2005        Appointed until  - 2001 - 2003, Vice President
                                        successor is       and Chief Financial Officer,
                                        duly elected       Janus Capital Group Inc.
                                        and qualified    - 1979 - 2001, Audit and
                                                           Accounting Partner,
                                                           PricewaterhouseCoopers LLP
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jonathan Fine        Trustee since     Appointed until  - President and Chief                 44         None
 Born July 8, 1954    2004              successor is       Executive Officer, United
                                        duly elected       Way of King County, WA
 909 A Street                           and qualified
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------

 122  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
 Raymond P.           Trustee since     Appointed until  - President, Simpson                  44         None
 Tennison, Jr.        2000              successor is       Investment
 Born December 21,                      duly elected       Company and several
 1955                 Chairman of the   and qualified.     additional subsidiary
                      Nominating and                       companies, including Simpson
 909 A Street         Governance        Appointed until    Timber Company, Simpson
 Tacoma, Washington   Committee since   successor is       Paper Company and Simpson
 98402-1616           2007              duly elected       Tacoma Kraft Company
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Jack R. Thompson,    Trustee since     Appointed until  - September 2003 to present,          44         Director, Sparx
 Born March 21, 1949  2005              successor is       Independent Board Chair and                      Japan Fund
                                        duly elected       Chairman of the Audit
 909 A Street                           and qualified      Committee, Sparx Japan Fund
 Tacoma, Washington                                      - May 1999 to May 2003,
 98402-1616                                                President, Chief Executive
                                                           Officer and Director, Berger
                                                           Financial Group, LLC
                                                         - May 1999 to May 2003,
                                                           President and Trustee,
                                                           Berger Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Julie W. Weston,     Trustee since     Appointed until  - Retired since 2000                  44         None
 Born October 2,      2002              successor is     - 1987 to 2002, Director,
 1943                                   duly elected       Smith Barney Fundamental
                      Chairperson of    and qualified      Value Fund
 909 A Street         the Investment
 Tacoma, Washington   Committee since   Appointed until
 98402-1616           2006              successor is
                                        duly elected
                                        and qualified
----------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  123

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                             No. of
                                                                                           Portfolios
                                                                                           in Russell
                      Position(s) Held                                                        Fund
       Name,           with Fund and         Term           Principal Occupation(s)          Complex            Other
        Age,             Length of            of                   During the               Overseen      Directorships Held
      Address           Time Served         Office                Past 5 Years             by Trustee         by Trustee
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES EMERITUS
----------------------------------------------------------------------------------------------------------------------------
 *George F. Russell,  Trustee Emeritus  Until            - Director Emeritus, Frank            44         None
 Jr.,                 and Chairman      resignation or     Russell Company (investment
 Born July 3, 1932    Emeritus since    removal            consultant to institutional
                      1999                                 investors ("FRC")); and
 909 A Street                                              RIMCo
 Tacoma, Washington                                      - Chairman Emeritus, RIC and
 98402-1616                                                RIF; Russell Implementation
                                                           Services Inc. (broker-dealer
                                                           and investment adviser
                                                           ("RIS")); Russell 20-20
                                                           Association (non-profit
                                                           corporation); and Russell
                                                           Trust Company (non-
                                                           depository trust company
                                                           ("RTC"))
                                                         - Chairman, Sunshine
                                                           Management Services, LLC
                                                           (investment adviser)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul E. Anderson,    Trustee Emeritus  Five year term   - President, Anderson                 44         None
 Born October 15,     since 2007                           Management Group LLC
 1931                                                      (private investments
                                                           consulting)
 909 A Street                                            - February 2002 to June 2005,
 Tacoma, Washington                                        Lead Trustee, RIC and RIF
 98402-1616                                              - Trustee of RIC and RIF Until
                                                           2006
                                                         - Chairman of the Nominating
                                                           and Governance Committee
                                                           2006
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Paul Anton, Ph.D.,   Trustee Emeritus  Five year term   - Retired since 1997                  44         None
 Born December 1,     since 2003                         - Trustee of RIC and RIF Until
 1919                                                      2002
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 William E. Baxter,   Trustee Emeritus  Five year term   - Retired since 1986                  44         None
 Born June 8, 1925    since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Lee C. Gingrich,     Trustee Emeritus  Five year term   - Retired since 1995                  44         None
 Born October 6,      since 2006                         - Trustee of RIC and RIF Until
 1930                                                      2005
                                                         - Chairman of the Nominating
 909 A Street                                              and Governance Committee
 Tacoma, Washington                                        2001-2005
 98402-1616
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Eleanor W. Palmer,   Trustee Emeritus  Five year term   - Retired since 1981                  44         None
 Born May 5, 1926     since 2004                         - Trustee of RIC and RIF Until
                                                           2004
 909 A Street
 Tacoma, Washington
 98402-1616
----------------------------------------------------------------------------------------------------------------------------



* Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

 124  Disclosure of Information about Fund Directors

RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

DISCLOSURE OF INFORMATION ABOUT FUND DIRECTORS, CONTINUED -- APRIL 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                Position(s) Held
            Name,                with Fund and         Term                        Principal Occupation(s)
             Age,                  Length of            of                               During the
           Address                Time Served         Office                            Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
 Cheryl Wichers                 Chief Compliance  Until removed    - Chief Compliance Officer, RIC
 Born December 16, 1966         Officer since     by Independent   - Chief Compliance Officer, RIF
                                2005              Trustees         - Chief Compliance Officer, RIMCo
 909 A Street                                                      - April 2002-May 2005, Manager, Global Regulatory
 Tacoma, Washington                                                  Policy
 98402-1616                                                        - 1998-2002, Compliance Supervisor, Russell Investment
                                                                     Group
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Greg J. Stark,                 President and     Until successor  - President and CEO, RIC and RIF
 Born May 3, 1968               Chief Executive   is chosen and    - Chairman of the Board, President and CEO, RIMCo
                                Officer since     qualified by     - Chairman of the Board, President and CEO, RFD
 909 A Street                   2004              Trustees         - Chairman of the Board and President, Russell
 Tacoma, Washington                                                  Insurance Agency, Inc. (insurance agency ("RIA"))
 98402-1616                                                        - Until 2004, Managing Director of Individual Investor
                                                                     Services, FRC
                                                                   - 2000 to 2004, Managing Director, Sales and Client
                                                                     Service, RIMCo
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Mark E. Swanson,               Treasurer and     Until successor  - Treasurer, Chief Accounting Officer and CFO, RIC and
 Born November 26, 1963         Chief Accounting  is chosen and      RIF
                                Officer since     qualified by     - Director, Funds Administration, RIMCo, RTC and RFD
 909 A Street                   1998              Trustees         - Treasurer and Principal Accounting Officer, SSgA
 Tacoma, Washington                                                  Funds
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Thomas F. Hanly,               Chief Investment  Until removed    - Chief Investment Officer, RIC, RIF, FRC, RTC
 Born November 17, 1964         Officer since     by Trustees      - Director and Chief Investment Officer, RIMCo and RFD
                                2004                               - 1999 to 2003, Chief Financial Officer, FRC, RIC and
 909 A Street                                                        RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
 Gregory J. Lyons,              Secretary since   Until successor  - Associate General Counsel and Assistant Secretary FRC
 Born August 24, 1960           2007              is chosen and      and RIA
                                                  qualified by     - Director and Secretary, RIMCo and RFD
 909 A Street                                     Trustees         - Secretary and Chief Legal Counsel, RIC and RIF
 Tacoma, Washington
 98402-1616
--------------------------------------------------------------------------------------------------------------------------

                             Disclosure of Information about Fund Directors  125

SPECIALTY FUNDS

RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

TRUSTEES
 Thaddas L. Alston
 Kristianne Blake
 Daniel P. Connealy
 Jonathan Fine
 Raymond P. Tennison, Jr.
 Jack R. Thompson
 Julie W. Weston

TRUSTEES EMERITUS
 George F. Russell, Jr.
 Paul E. Anderson
 Paul Anton, Ph.D.
 William E. Baxter
 Lee C. Gingrich
 Eleanor W. Palmer

OFFICERS
 Gregory J. Stark, President and Chief Executive Officer
 Cheryl Wichers, Chief Compliance Officer
 Thomas F. Hanly, Chief Investment Officer
 Mark E. Swanson, Treasurer and Chief Accounting Officer
 Gregory J. Lyons, Secretary

ADVISOR, ADMINISTRATOR, TRANSFER AND DIVIDEND DISBURSING AGENT
 Russell Investment Management Company
 909 A Street
 Tacoma, WA 98402

CUSTODIAN
 State Street Bank and Trust Company
 Josiah Quincy Building
 200 Newport Avenue
 North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street
 Tacoma, WA 98402
 (800) 787-7354

LEGAL COUNSEL
 Dechert LLP
 200 Clarendon Street, 27th Floor
 Boston, MA 02116-5021

DISTRIBUTOR
 Russell Fund Distributors, Inc.
 909 A Street
 Tacoma, WA 98402

MONEY MANAGERS AS OF APRIL 30, 2007*

Emerging Markets Fund
 AllianceBernstein L.P., New York, NY
 Arrowstreet Capital, Limited Partnership, Cambridge, MA
 Genesis Asset Managers, LLP, Guernsey, Channel Islands
 Harding, Loevner Management, L.P., Somerville, NJ
 T. Rowe Price International, Inc., Baltimore, MD

Real Estate Securities Fund
 AEW Management and Advisors, L.P., Boston, MA
 Heitman Real Estate Securities LLC, Chicago, IL
 INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX
 RREEF America L.L.C., Chicago, IL

Short Duration Bond Fund
 Merganser Capital Management L.P., Boston, MA
 Pacific Investment Management Company LLC, Newport Beach, CA
 STW Fixed Income Management, Carpinteria, CA

Tax Exempt Bond Fund
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Standish Mellon Asset Management Company LLC, Boston, MA

Tax-Managed Large Cap Fund
 Armstrong Shaw Associates Inc., New Canaan, CT
 J.P. Morgan Investment Management Inc., New York, NY
 Palisades Investment Partners, LLC, Santa Monica, CA
 Sands Capital Management, Inc., Arlington, VA
 Turner Investment Partners, Inc., Berwyn, PA

Tax-Managed Mid & Small Cap Fund
 Chartwell Investment Partners, Berwyn, PA
 Netols Asset Management, Inc., Mequon, WI
 Parametric Portfolio Associates LLC, Seattle, WA
 Transamerica Investment Management, LLC, Dayton, OH
 Turner Investment Partners, Inc., Berwyn, PA

Select Growth Fund
 Ark Asset Management Co., Inc., New York, NY
 Berkeley Capital Management LLC, San Francisco, CA
 Delaware Management Company, a series of Delaware Management Business Trust,
   Philadelphia, PA
 Fuller & Thaler Asset Management, Inc., San Mateo, CA
 Sustainable Growth Advisers, LP, Stamford, CT
 Turner Investment Partners, Inc., Berwyn, PA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 126  Manager, Money Managers and Service Providers

SPECIALTY FUNDS

RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 787-7354

--------------------------------------------------------------------------------

Select Value Fund
 DePrince, Race & Zollo, Inc., Winter Park, FL
 Iridian Asset Management LLC, Westport, CT
 JS Asset Management, LLC, West Conshohocken, PA
 Systematic Financial Management, L.P., Teaneck, NJ

* A complete list of current money managers can also be found at www.Russell.com.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

                              Manager, Money Managers and Service Providers  127

(RUSSELL LOGO)


RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402
800-787-7354
Fax: 253-591-3495

www.russell.com

On July 1, 2006, Frank Russell Investment Company
changed its name to Russell Investment Company, and
Frank Russell Investment Management Company changed
its name to Russell Investment Management Company.           36-08-187 (1 04/07)

ITEM 1. REPORTS TO STOCKHOLDERS

ITEM 2. CODE OF ETHICS. [ANNUAL REPORT ONLY]

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. [ANNUAL REPORT ONLY]

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. [ANNUAL REPORT ONLY]

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. [NOT APPLICABLE]

ITEM 6. [SCHEDULES OF INVESTMENTS ARE INCLUDED AS PART OF THE REPORT TO STOCKHOLDERS FILED UNDER ITEM 1 OF THIS FORM]

ITEMS 7-9. [NOT APPLICABLE]

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

      (b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

ITEM 12. EXHIBIT LIST

      (a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RUSSELL INVESTMENT COMPANY

By:  /s/ Greg J. Stark
    -------------------
         Greg J. Stark
         President, Principal Executive Officer and Chief Executive Officer

Date:  June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Greg J. Stark
     -------------------
         Greg J. Stark
         President, Principal Executive Officer and Chief Executive Officer

Date:  June 21, 2007


By:  /s/ Mark E. Swanson
     -------------------
         Mark E. Swanson
         Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:  June 21, 2007